Quarterly Report
September 30, 2025
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

State Street SPDR Portfolio Short Term Corporate Bond ETF (SPSB) (formerly SPDR Portfolio Short Term Corporate Bond ETF)	809
State Street SPDR Portfolio Short Term Treasury ETF (SPTS) (formerly SPDR Portfolio Short Term Treasury ETF)	836
State Street SPDR Portfolio TIPS ETF (SPIP) (formerly SPDR Portfolio TIPS ETF)	838
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (EMHC) (formerly SPDR Bloomberg Emerging Markets USD Bond ETF)	839
State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (LQIG) (formerly SPDR MarketAxess Investment Grade 400 Corporate Bond ETF)	848
Notes to Schedules of Investments (Unaudited)	856
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
DIVERSIFIED REITs — 2.9%
Alexander & Baldwin, Inc. REIT	135,933	$2,472,621
American Assets Trust, Inc. REIT	88,255	1,793,342
Broadstone Net Lease, Inc. REIT	353,352	6,314,400
Essential Properties Realty Trust, Inc. REIT	370,200	11,017,152
Gladstone Commercial Corp. REIT	87,670	1,080,094
Global Net Lease, Inc. REIT	371,296	3,018,637
WP Carey, Inc. REIT	409,187	27,648,766
		53,345,012
HEALTH CARE REITs — 20.6%
Alexandria Real Estate Equities, Inc. REIT	290,861	24,240,356
American Healthcare REIT, Inc.	314,923	13,229,915
CareTrust REIT, Inc.	411,588	14,273,872
Community Healthcare Trust, Inc. REIT	47,611	728,448
Diversified Healthcare Trust REIT (a)	405,923	1,790,120
Global Medical REIT, Inc.	23,529	793,163
Healthcare Realty Trust, Inc. REIT (a)	656,862	11,843,222
Healthpeak Properties, Inc. REIT	1,298,308	24,862,598
Medical Properties Trust, Inc. REIT (a)	920,858	4,668,750
National Health Investors, Inc. REIT	88,675	7,049,662
Omega Healthcare Investors, Inc. REIT	551,148	23,269,469
Sila Realty Trust, Inc. REIT (a)	103,052	2,586,605
Universal Health Realty Income Trust REIT	23,820	933,029
Ventas, Inc. REIT	849,091	59,427,879
Welltower, Inc. REIT	1,088,154	193,843,754
		383,540,842
HOTEL & RESORT REITs — 3.0%
Apple Hospitality REIT, Inc.	411,819	4,945,946
DiamondRock Hospitality Co. REIT	382,922	3,048,059
Host Hotels & Resorts, Inc. REIT	1,194,601	20,332,109
Park Hotels & Resorts, Inc. REIT	373,448	4,137,804
Pebblebrook Hotel Trust REIT	221,519	2,523,101
RLJ Lodging Trust REIT	278,723	2,006,806
Ryman Hospitality Properties, Inc. REIT	117,689	10,543,757
Service Properties Trust REIT (a)	292,630	793,027
Summit Hotel Properties, Inc. REIT (a)	197,840	1,086,142
Sunstone Hotel Investors, Inc. REIT	354,902	3,325,432
Xenia Hotels & Resorts, Inc. REIT	178,928	2,454,892
		55,197,075
Security Description	Shares	Value
INDUSTRIAL REITs — 14.5%
Americold Realty Trust, Inc. REIT	532,097	$6,512,867
EastGroup Properties, Inc. REIT	99,497	16,840,862
First Industrial Realty Trust, Inc. REIT	247,410	12,734,193
Innovative Industrial Properties, Inc. REIT	52,373	2,806,145
LXP Industrial Trust REIT	552,615	4,951,430
Plymouth Industrial REIT, Inc.	83,253	1,859,040
Prologis, Inc. REIT	1,591,538	182,262,932
Rexford Industrial Realty, Inc. REIT	441,130	18,134,854
STAG Industrial, Inc. REIT	348,772	12,308,164
Terreno Realty Corp. REIT	192,974	10,951,275
		269,361,762
OFFICE REITs — 4.9%
Brandywine Realty Trust REIT	324,534	1,353,307
BXP, Inc. REIT	275,179	20,456,807
COPT Defense Properties REIT	210,525	6,117,856
Cousins Properties, Inc. REIT	313,813	9,081,748
Douglas Emmett, Inc. REIT	312,864	4,871,292
Easterly Government Properties, Inc. REIT	80,392	1,843,389
Empire State Realty Trust, Inc. Class A REIT	258,315	1,978,693
Equity Commonwealth REIT (a) (b) (c)	207,801	—
Highwoods Properties, Inc. REIT (a)	201,929	6,425,381
Hudson Pacific Properties, Inc. REIT (a) (c)	707,967	1,953,989
JBG SMITH Properties REIT (a)	115,347	2,566,471
Kilroy Realty Corp. REIT	203,316	8,590,101
NET Lease Office Properties REIT (a)	27,681	821,018
Paramount Group, Inc. REIT (c)	345,863	2,261,944
Piedmont Realty Trust, Inc. REIT (a)	232,604	2,093,436
SL Green Realty Corp. REIT	132,653	7,933,976
Vornado Realty Trust REIT (a)	301,330	12,212,905
		90,562,313
RESIDENTIAL REITs — 17.2%
American Homes 4 Rent Class A REIT	608,783	20,242,035
Apartment Investment & Management Co. Class A REIT	244,647	1,940,051
AvalonBay Communities, Inc. REIT	265,717	51,328,553
Camden Property Trust REIT	199,598	21,313,074
Centerspace REIT	31,270	1,841,803
Elme Communities REIT	164,660	2,776,168
Equity LifeStyle Properties, Inc. REIT	362,181	21,984,387
Equity Residential REIT	649,327	42,030,937

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	120,372	$32,218,770
Independence Realty Trust, Inc. REIT	436,091	7,147,531
Invitation Homes, Inc. REIT	1,053,698	30,904,962
Mid-America Apartment Communities, Inc. REIT	218,764	30,567,894
NexPoint Residential Trust, Inc. REIT (a)	40,734	1,312,449
Sun Communities, Inc. REIT	219,765	28,349,685
UDR, Inc. REIT	563,365	20,990,980
UMH Properties, Inc. REIT	150,764	2,238,845
Veris Residential, Inc. REIT	151,705	2,305,916
		319,494,040
RETAIL REITs — 17.9%
Acadia Realty Trust REIT	244,766	4,932,035
Agree Realty Corp. REIT	206,355	14,659,459
Brixmor Property Group, Inc. REIT	571,890	15,829,915
Curbline Properties Corp. REIT	180,837	4,032,665
Federal Realty Investment Trust REIT	146,634	14,855,490
Getty Realty Corp. REIT	97,278	2,609,969
Kimco Realty Corp. REIT	1,265,183	27,644,248
Kite Realty Group Trust REIT	410,733	9,159,346
Macerich Co. REIT	472,253	8,595,005
NETSTREIT Corp. (a)	155,996	2,817,288
NNN REIT, Inc.	352,656	15,012,566
Phillips Edison & Co., Inc. REIT	234,630	8,054,848
Realty Income Corp. REIT	1,384,434	84,159,743
Regency Centers Corp. REIT	305,314	22,257,391
Simon Property Group, Inc. REIT	459,208	86,179,565
SITE Centers Corp. REIT	98,010	883,070
Tanger, Inc. REIT	211,396	7,153,641
Urban Edge Properties REIT	234,974	4,809,918
		333,646,162
SPECIALIZED REITs — 18.1%
CubeSmart REIT	426,076	17,324,250
Digital Realty Trust, Inc. REIT	473,318	81,827,216
EPR Properties REIT	142,211	8,249,660
Equinix, Inc. REIT	105,417	82,566,811
Extra Space Storage, Inc. REIT	396,584	55,894,549
Four Corners Property Trust, Inc. REIT	195,180	4,762,392
Security Description	Shares	Value
National Storage Affiliates Trust REIT	131,934	$3,987,045
Public Storage REIT	285,062	82,340,159
		336,952,082
TOTAL COMMON STOCKS (Cost $2,135,750,322)		1,842,099,288
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	8,907,381	8,907,381
State Street Navigator Securities Lending Portfolio II (f) (g)	10,374,287	10,374,287
TOTAL SHORT-TERM INVESTMENTS (Cost $19,281,668)		19,281,668
TOTAL INVESTMENTS — 100.2% (Cost $2,155,031,990)		1,861,380,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,238,370)
NET ASSETS — 100.0%		$1,858,142,586
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	435	12/19/2025	$16,134,659	$16,116,750	$(17,909)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,842,099,288	$—	$0(a)	$1,842,099,288
Short-Term Investments	19,281,668	—	—	19,281,668
TOTAL INVESTMENTS	$1,861,380,956	$—	$0	$1,861,380,956
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(17,909)	$—	$—	$(17,909)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(17,909)	$—	$—	$(17,909)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535,100	$9,535,100	$21,002,627	$21,630,346	$—	$—	8,907,381	$8,907,381	$178,806
State Street Navigator Securities Lending Portfolio II	4,630,940	4,630,940	109,844,653	104,101,306	—	—	10,374,287	10,374,287	11,694
Total		$14,166,040	$130,847,280	$125,731,652	$—	$—		$19,281,668	$190,500
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 2.6%
Hesai Group ADR (a)	80,296	$2,256,318
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ACV Auctions, Inc. Class A (a)	44,420	440,202
COMMUNICATIONS EQUIPMENT — 3.1%
Arista Networks, Inc. (a)	8,025	1,169,323
Calix, Inc. (a)	25,683	1,576,165
		2,745,488
CONSUMER FINANCE — 1.5%
NerdWallet, Inc. Class A (a)	67,596	727,333
Upstart Holdings, Inc. (a) (b)	10,676	542,341
		1,269,674
DIVERSIFIED CONSUMER SERVICES — 1.9%
Duolingo, Inc. (a)	2,667	858,347
Udemy, Inc. (a)	113,567	796,105
		1,654,452
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
OSI Systems, Inc. (a)	4,960	1,236,230
ENTERTAINMENT — 7.8%
Electronic Arts, Inc.	5,721	1,153,926
IMAX Corp. (a) (b)	34,642	1,134,525
Netflix, Inc. (a)	981	1,176,140
ROBLOX Corp. Class A (a)	15,130	2,095,808
Spotify Technology SA (a)	1,866	1,302,468
		6,862,867
FINANCIAL SERVICES — 3.5%
AvidXchange Holdings, Inc. (a)	80,872	804,676
Sezzle, Inc. (a) (b)	17,509	1,392,491
Toast, Inc. Class A (a)	23,649	863,425
		3,060,592
GROUND TRANSPORTATION — 1.2%
Full Truck Alliance Co. Ltd. ADR	80,439	1,043,294
HEALTH CARE TECHNOLOGY — 5.2%
Doximity, Inc. Class A (a)	17,294	1,265,056
Phreesia, Inc. (a)	36,156	850,389
Schrodinger, Inc. (a) (b)	43,290	868,398
Simulations Plus, Inc. (a)	29,154	439,351
Veeva Systems, Inc. Class A (a)	3,941	1,174,063
		4,597,257
HOTELS, RESTAURANTS & LEISURE — 0.5%
Sabre Corp. (a)	231,211	423,116
INTERACTIVE MEDIA & SERVICES — 7.2%
Bumble, Inc. Class A (a)	108,380	660,034
fuboTV, Inc. (a)	585,535	2,429,970
Meta Platforms, Inc. Class A	1,454	1,067,789
Pinterest, Inc. Class A (a)	29,420	946,441
Reddit, Inc. Class A (a)	5,223	1,201,238
		6,305,472
Security Description	Shares	Value
IT SERVICES — 6.5%
Amdocs Ltd.	10,329	$847,494
ASGN, Inc. (a)	10,245	485,101
Cognizant Technology Solutions Corp. Class A	11,263	755,409
EPAM Systems, Inc. (a)	3,686	555,812
Globant SA (a)	4,160	238,701
Kyndryl Holdings, Inc. (a)	25,537	766,876
MongoDB, Inc. (a)	3,375	1,047,533
Okta, Inc. (a)	10,998	1,008,517
		5,705,443
MEDIA — 0.4%
Ibotta, Inc. Class A (a) (b)	12,245	341,023
PROFESSIONAL SERVICES — 8.6%
Concentrix Corp. (b)	20,433	942,983
Dayforce, Inc. (a)	11,685	804,980
Fiverr International Ltd. (a) (b)	26,467	646,060
Genpact Ltd.	20,186	845,592
Parsons Corp. (a)	9,338	774,307
Paycom Software, Inc.	3,845	800,298
Paylocity Holding Corp. (a)	4,505	717,511
SS&C Technologies Holdings, Inc.	11,761	1,043,906
Upwork, Inc. (a)	53,388	991,415
		7,567,052
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Zillow Group, Inc. Class C (a)	11,281	869,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.2%
ACM Research, Inc. Class A (a)	57,840	2,263,279
ARM Holdings PLC ADR (a) (b)	5,936	839,885
Axcelis Technologies, Inc. (a)	11,977	1,169,434
Impinj, Inc. (a)	5,972	1,079,439
Micron Technology, Inc.	8,797	1,471,914
NVIDIA Corp.	6,717	1,253,258
		8,077,209
SOFTWARE — 36.5%
Alkami Technology, Inc. (a) (b)	22,765	565,483
Amplitude, Inc. Class A (a)	76,677	821,977
Asana, Inc. Class A (a)	37,338	498,836
Atlassian Corp. Class A (a)	3,236	516,789
Bill Holdings, Inc. (a)	10,266	543,790
Braze, Inc. Class A (a)	21,660	616,010
Check Point Software Technologies Ltd. (a)	4,802	993,582
Clear Secure, Inc. Class A	34,559	1,153,579
Clearwater Analytics Holdings, Inc. Class A (a)	48,785	879,106
Crowdstrike Holdings, Inc. Class A (a)	2,450	1,201,431
CyberArk Software Ltd. (a)	2,878	1,390,506
Daily Journal Corp. (a)	1,596	742,363
Datadog, Inc. Class A (a)	5,892	839,021
Dynatrace, Inc. (a)	16,573	802,962
Fortinet, Inc. (a)	9,206	774,041

See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Intapp, Inc. (a)	13,139	$537,385
InterDigital, Inc. (b)	4,639	1,601,522
Jamf Holding Corp. (a)	60,886	651,480
JFrog Ltd. (a)	29,898	1,415,072
Manhattan Associates, Inc. (a)	3,024	619,860
Monday.com Ltd. (a)	3,302	639,564
nCino, Inc. (a) (b)	25,429	689,380
Onestream, Inc. (a)	31,019	571,680
PagerDuty, Inc. (a)	44,684	738,180
Palo Alto Networks, Inc. (a)	4,588	934,209
Pivotal Software, Inc. (a) (c)	40,792	—
Procore Technologies, Inc. (a)	11,440	834,205
Q2 Holdings, Inc. (a)	8,580	621,106
Qualys, Inc. (a)	6,112	808,801
Rapid7, Inc. (a)	22,719	425,981
SentinelOne, Inc. Class A (a)	37,713	664,126
SPS Commerce, Inc. (a)	4,687	488,104
Tenable Holdings, Inc. (a)	21,676	632,072
UiPath, Inc. Class A (a)	64,363	861,177
Unity Software, Inc. (a)	36,895	1,477,276
Varonis Systems, Inc. (a)	19,145	1,100,263
Vertex, Inc. Class A (a)	17,212	426,685
Workday, Inc. Class A (a)	3,295	793,205
Workiva, Inc. (a)	8,681	747,261
Zscaler, Inc. (a)	4,542	1,361,056
		31,979,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Super Micro Computer, Inc. (a) (b)	24,739	1,185,988
TOTAL COMMON STOCKS (Cost $95,409,075)		87,620,004
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	49,804	49,804
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	5,912,386	$5,912,386
TOTAL SHORT-TERM INVESTMENTS (Cost $5,962,190)		5,962,190
TOTAL INVESTMENTS — 106.8% (Cost $101,371,265)		93,582,194
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(5,938,405)
NET ASSETS — 100.0%		$87,643,789
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$87,620,004	$—	$0(a)	$87,620,004
Short-Term Investments	5,962,190	—	—	5,962,190
TOTAL INVESTMENTS	$93,582,194	$—	$0	$93,582,194
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,948	$29,948	$114,515	$94,659	$—	$—	49,804	$49,804	$267
State Street Navigator Securities Lending Portfolio II	3,038,098	3,038,098	24,452,083	21,577,795	—	—	5,912,386	5,912,386	2,765
Total		$3,068,046	$24,566,598	$21,672,454	$—	$—		$5,962,190	$3,032
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.0%
BHP Group Ltd.	108,676	$3,063,223
National Australia Bank Ltd. (a)	101,291	2,963,816
Rio Tinto PLC	46,917	3,087,044
		9,114,083
BELGIUM — 0.7%
Anheuser-Busch InBev SA	49,272	2,941,045
BRAZIL — 0.7%
Petroleo Brasileiro SA - Petrobras ADR	58,899	696,186
Petroleo Brasileiro SA - Petrobras Preference Shares	382,257	2,258,134
		2,954,320
CANADA — 1.3%
Nutrien Ltd. (a)	50,618	2,973,271
Royal Bank of Canada	20,181	2,975,080
		5,948,351
CHINA — 2.7%
Alibaba Group Holding Ltd.	44,100	1,003,252
Alibaba Group Holding Ltd. ADR	14,362	2,566,920
China Construction Bank Corp. Class H	2,848,288	2,738,316
Industrial & Commercial Bank of China Ltd. Class H	3,784,110	2,791,732
Tencent Holdings Ltd.	35,806	3,051,177
		12,151,397
FINLAND — 0.6%
Sampo OYJ Class A	253,081	2,907,685
FRANCE — 4.6%
Air Liquide SA	14,244	2,960,052
BNP Paribas SA	31,797	2,889,162
Cie de Saint-Gobain SA	27,008	2,908,775
Engie SA	138,609	2,973,110
LVMH Moet Hennessy Louis Vuitton SE	5,075	3,103,806
TotalEnergies SE	47,105	2,863,171
Vinci SA	20,999	2,910,277
		20,608,353
GERMANY — 3.9%
Allianz SE	7,066	2,967,331
BASF SE	57,065	2,842,307
Deutsche Bank AG	80,677	2,839,124
E.ON SE	162,117	3,050,656
SAP SE	11,110	2,975,063
Siemens AG	10,881	2,930,362
		17,604,843
INDIA — 1.8%
Infosys Ltd. ADR (a)	167,539	2,725,860
Reliance Industries Ltd.	172,559	2,650,904
Reliance Industries Ltd. GDR (b)	3,475	211,975
Security Description	Shares	Value
Tata Consultancy Services Ltd.	82,561	$2,685,804
		8,274,543
IRELAND — 0.7%
Accenture PLC Class A	12,015	2,962,899
ITALY — 1.3%
Generali (a)	75,334	2,957,367
UniCredit SpA	37,678	2,854,193
		5,811,560
JAPAN — 7.9%
Canon, Inc. (a)	97,781	2,871,491
Honda Motor Co. Ltd. (a)	261,715	2,713,110
Komatsu Ltd.	82,747	2,891,116
Mitsubishi Corp.	124,440	2,975,236
Mitsubishi UFJ Financial Group, Inc. (a)	184,848	2,996,419
Mitsui & Co. Ltd. (a)	117,846	2,936,475
Mizuho Financial Group, Inc.	87,522	2,956,020
Seven & i Holdings Co. Ltd.	218,652	2,947,734
SoftBank Group Corp. (a)	26,356	3,334,542
Sony Financial Group, Inc. (c)	100,480	111,580
Sony Group Corp.	100,480	2,897,683
Takeda Pharmaceutical Co. Ltd. (a)	93,901	2,743,561
Toyota Motor Corp.	147,500	2,845,931
		35,220,898
LUXEMBOURG — 0.7%
ArcelorMittal SA	84,132	3,022,988
MEXICO — 0.7%
America Movil SAB de CV	2,942,454	3,076,877
NETHERLANDS — 0.8%
ASML Holding NV	3,654	3,555,405
SOUTH AFRICA — 1.4%
Anglo American PLC	84,982	3,186,236
Naspers Ltd. Class N	8,780	3,183,080
		6,369,316
SOUTH KOREA — 0.7%
Samsung Electronics Co. Ltd.	20,722	1,239,140
Samsung Electronics Co. Ltd. GDR	1,393	2,081,142
		3,320,282
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	153,886	2,954,533
Banco Santander SA	293,246	3,057,661
Telefonica SA (a)	547,655	2,830,089
		8,842,283
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B (a)	361,275	2,990,042
SWITZERLAND — 1.3%
ABB Ltd.	41,039	2,956,521

See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
UBS Group AG	72,773	$2,973,481
		5,930,002
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,589	3,236,692
UNITED KINGDOM — 3.3%
AstraZeneca PLC	18,054	2,717,808
BAE Systems PLC	117,407	3,254,439
HSBC Holdings PLC	215,781	3,035,675
National Grid PLC	207,516	2,982,258
Tesco PLC	494,234	2,964,190
		14,954,370
UNITED STATES — 59.1%
3M Co.	19,008	2,949,661
Abbott Laboratories	22,692	3,039,366
AbbVie, Inc.	13,854	3,207,755
Adobe, Inc. (c)	8,374	2,953,929
Advanced Micro Devices, Inc. (c)	18,409	2,978,392
Alphabet, Inc. Class A	6,817	1,657,213
Alphabet, Inc. Class C	5,419	1,319,797
Amazon.com, Inc. (c)	12,688	2,785,904
American Express Co.	9,076	3,014,684
American International Group, Inc.	37,684	2,959,701
Amgen, Inc.	10,484	2,958,585
Apple, Inc.	12,928	3,291,857
AT&T, Inc.	99,795	2,818,211
Bank of America Corp.	58,160	3,000,474
Bank of New York Mellon Corp.	28,055	3,056,873
Baxter International, Inc.	121,521	2,767,033
Berkshire Hathaway, Inc. Class B (c)	5,990	3,011,413
Boeing Co. (c)	12,837	2,770,610
Booking Holdings, Inc.	546	2,948,001
BP PLC	507,588	2,909,322
Broadcom, Inc.	7,974	2,630,702
Carnival Corp. (c)	92,936	2,686,780
Caterpillar, Inc.	6,923	3,303,309
Chevron Corp.	18,558	2,881,872
Cisco Systems, Inc.	43,136	2,951,365
Coca-Cola Co.	43,330	2,873,646
Colgate-Palmolive Co.	35,290	2,821,083
ConocoPhillips	31,154	2,946,857
Costco Wholesale Corp.	3,050	2,823,172
CVS Health Corp.	39,416	2,971,572
Deere & Co.	6,201	2,835,469
Duke Energy Corp.	24,195	2,994,131
DuPont de Nemours, Inc.	38,325	2,985,518
eBay, Inc.	31,942	2,905,125
Eli Lilly & Co.	3,888	2,966,544
Exxon Mobil Corp.	26,073	2,939,731
FedEx Corp.	12,923	3,047,373
General Electric Co.	10,281	3,092,730
Gilead Sciences, Inc.	25,283	2,806,413
Goldman Sachs Group, Inc.	3,853	3,068,337
GSK PLC	144,550	3,063,984
Security Description	Shares	Value
Home Depot, Inc.	7,094	$2,874,418
Honeywell International, Inc.	13,807	2,906,374
Howmet Aerospace, Inc.	16,013	3,142,231
HP, Inc.	102,726	2,797,229
Intel Corp. (c)	118,378	3,971,582
International Business Machines Corp.	11,435	3,226,500
Intuit, Inc.	4,500	3,073,095
Johnson & Johnson	16,667	3,090,395
JPMorgan Chase & Co.	9,745	3,073,865
Linde PLC	6,200	2,945,000
McDonald's Corp.	9,559	2,904,885
Medtronic PLC	31,618	3,011,298
Merck & Co., Inc.	34,704	2,912,707
Meta Platforms, Inc. Class A	3,922	2,880,238
Microsoft Corp.	5,821	3,014,987
Mondelez International, Inc. Class A	46,784	2,922,596
Nestle SA	31,589	2,901,035
Netflix, Inc. (c)	2,373	2,845,037
NextEra Energy, Inc.	41,059	3,099,544
NIKE, Inc. Class B	39,302	2,740,528
Novartis AG	23,066	2,902,492
NVIDIA Corp.	16,477	3,074,279
Oracle Corp.	8,911	2,506,130
Palantir Technologies, Inc. Class A (c)	17,500	3,192,350
PayPal Holdings, Inc. (c)	44,754	3,001,203
PepsiCo, Inc.	20,430	2,869,189
Pfizer, Inc.	118,602	3,021,979
Philip Morris International, Inc.	17,643	2,861,695
Procter & Gamble Co.	18,548	2,849,900
Prologis, Inc. REIT	26,418	3,025,389
QUALCOMM, Inc.	18,487	3,075,497
Roche Holding AG	8,793	2,872,244
RTX Corp.	18,847	3,153,669
Salesforce, Inc.	12,103	2,868,411
Schlumberger NV	80,600	2,770,222
ServiceNow, Inc. (c)	3,200	2,944,896
Shell PLC (d)	15,887	566,030
Shell PLC (d)	66,217	2,370,328
Simon Property Group, Inc. REIT	16,272	3,053,766
Starbucks Corp.	35,447	2,998,816
Tesla, Inc. (c)	8,403	3,736,982
Travelers Cos., Inc.	10,715	2,991,842
Union Pacific Corp.	13,601	3,214,868
United Parcel Service, Inc. Class B	34,749	2,902,584
UnitedHealth Group, Inc.	8,482	2,928,835
Verizon Communications, Inc.	67,054	2,947,023
Visa, Inc. Class A	8,635	2,947,816
Walmart, Inc.	29,278	3,017,391
Walt Disney Co.	25,344	2,901,888

See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	36,306	$3,043,169
		264,938,921
TOTAL COMMON STOCKS (Cost $360,296,305)		446,737,155
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	1,016,374	1,016,374
State Street Navigator Securities Lending Portfolio II (g) (h)	24,626,250	24,626,250
TOTAL SHORT-TERM INVESTMENTS (Cost $25,642,624)		25,642,624
TOTAL INVESTMENTS — 105.3% (Cost $385,938,929)		472,379,779
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(23,827,666)
NET ASSETS — 100.0%		$448,552,113

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	12/19/2025	$998,452	$1,010,812	$12,360
MSCI EAFE Index (long)	6	12/19/2025	832,770	835,590	2,820
					$15,180

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$446,737,155	$—	$—	$446,737,155
Short-Term Investments	25,642,624	—	—	25,642,624
TOTAL INVESTMENTS	$472,379,779	$—	$—	$472,379,779
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,180	$—	$—	$15,180
TOTAL OTHER FINANCIAL INSTRUMENTS:	$15,180	$—	$—	$15,180
See accompanying notes to Schedule of Investments.

STATE STREET SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	17.9%
Information Technology	16.9
Industrials	12.7
Health Care	11.1
Consumer Discretionary	10.0
Consumer Staples	7.8
Communication Services	6.6
Materials	6.0
Energy	5.8
Utilities	3.4
Real Estate	1.4
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	338,214	$338,214	$21,190,726	$20,512,566	$—	$—	1,016,374	$1,016,374	$11,197
State Street Navigator Securities Lending Portfolio II	7,487,897	7,487,897	29,461,837	12,323,484	—	—	24,626,250	24,626,250	14,431
Total		$7,826,111	$50,652,563	$32,836,050	$—	$—		$25,642,624	$25,628
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTOMOBILES — 2.0%
Tesla, Inc. (a)	7,877	$3,503,059
BUILDING PRODUCTS — 1.6%
Gibraltar Industries, Inc. (a)	43,722	2,745,742
CONSTRUCTION & ENGINEERING — 7.3%
Ameresco, Inc. Class A (a)	172,080	5,778,447
Arcosa, Inc.	39,473	3,699,015
Valmont Industries, Inc.	7,984	3,095,636
		12,573,098
DIVERSIFIED CONSUMER SERVICES — 1.6%
ADT, Inc.	314,483	2,739,147
ELECTRIC UTILITIES — 11.3%
ALLETE, Inc.	54,062	3,589,717
Centrais Eletricas Brasileiras SA ADR	379,013	3,759,809
Cia Energetica de Minas Gerais ADR	1,162,084	2,451,997
Cia Paranaense de Energia - Copel ADR	60,308	591,018
Constellation Energy Corp.	12,050	3,965,293
Enel Chile SA ADR	273,738	1,064,841
Genie Energy Ltd. Class B	17,627	263,524
NextEra Energy, Inc.	48,379	3,652,131
		19,338,330
ELECTRICAL EQUIPMENT — 40.4%
American Superconductor Corp. (a)	86,937	5,163,188
Array Technologies, Inc. (a) (b)	452,954	3,691,575
Ballard Power Systems, Inc. (a) (b)	1,903,025	5,176,228
Bloom Energy Corp. Class A (a)	156,305	13,218,714
Eos Energy Enterprises, Inc. (a) (b)	877,982	10,000,215
Fluence Energy, Inc. (a) (b)	521,885	5,636,358
GE Vernova, Inc.	7,286	4,480,161
Generac Holdings, Inc. (a)	27,155	4,545,747
NEXTracker, Inc. Class A (a)	58,621	4,337,368
Shoals Technologies Group, Inc. Class A (a)	691,484	5,123,897
Sunrun, Inc. (a)	404,621	6,995,897
T1 Energy, Inc. (a) (b)	399,278	870,426
		69,239,774
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Corning, Inc.	51,067	4,189,026
ENERGY EQUIPMENT & SERVICES — 1.5%
Tenaris SA ADR (b)	71,299	2,550,365
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 8.5%
AES Corp.	307,288	4,043,910
Ormat Technologies, Inc.	44,117	4,246,261
Security Description	Shares	Value
ReNew Energy Global PLC Class A (a)	216,059	$1,663,655
TransAlta Corp. (b)	336,103	4,594,528
		14,548,354
MACHINERY — 2.5%
Cummins, Inc.	7,970	3,366,289
Hyster-Yale, Inc.	24,262	894,297
		4,260,586
MULTI-UTILITIES — 2.1%
Avista Corp.	92,688	3,504,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.7%
Applied Materials, Inc.	14,926	3,055,949
Canadian Solar, Inc. (a) (b)	321,520	4,192,621
Daqo New Energy Corp. ADR (a)	241,956	6,806,222
Enphase Energy, Inc. (a)	77,901	2,756,917
First Solar, Inc. (a)	20,938	4,617,457
JinkoSolar Holding Co. Ltd. ADR (b)	183,068	4,399,124
SolarEdge Technologies, Inc. (a)	169,339	6,265,543
		32,093,833
TOTAL COMMON STOCKS (Cost $155,986,547)		171,285,847
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	62,693	62,693
State Street Navigator Securities Lending Portfolio II (e) (f)	15,723,487	15,723,487
TOTAL SHORT-TERM INVESTMENTS (Cost $15,786,180)		15,786,180
TOTAL INVESTMENTS — 109.2% (Cost $171,772,727)		187,072,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(15,683,416)
NET ASSETS — 100.0%		$171,388,611
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,285,847	$—	$—	$171,285,847
Short-Term Investments	15,786,180	—	—	15,786,180
TOTAL INVESTMENTS	$187,072,027	$—	$—	$187,072,027

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,841	$48,841	$941,316	$927,464	$—	$—	62,693	$62,693	$2,769
State Street Navigator Securities Lending Portfolio II	11,143,238	11,143,238	32,619,035	28,038,786	—	—	15,723,487	15,723,487	72,191
Total		$11,192,079	$33,560,351	$28,966,250	$—	$—		$15,786,180	$74,960
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 49.9%
Boeing Co. (a)	4,254	$918,141
BWX Technologies, Inc.	4,149	764,951
Ducommun, Inc. (a)	3,610	347,029
Elbit Systems Ltd.	1,313	669,368
General Dynamics Corp.	2,044	697,004
HEICO Corp.	3,011	972,011
Hexcel Corp.	16,149	1,012,542
Huntington Ingalls Industries, Inc.	2,493	717,760
Intuitive Machines, Inc. (a) (b)	80,885	850,910
L3Harris Technologies, Inc.	3,690	1,126,963
Lockheed Martin Corp.	1,992	994,426
Moog, Inc. Class A	5,097	1,058,494
Northrop Grumman Corp.	1,863	1,135,163
Rocket Lab Corp. (a)	33,254	1,593,199
RTX Corp.	6,419	1,074,091
TransDigm Group, Inc.	393	517,982
		14,450,034
COMMUNICATIONS EQUIPMENT — 5.2%
Viasat, Inc. (a)	51,328	1,503,910
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Iridium Communications, Inc.	31,634	552,330
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.9%
Amphenol Corp. Class A	6,057	749,554
Coherent Corp. (a)	6,914	744,776
Teledyne Technologies, Inc. (a)	1,827	1,070,695
TTM Technologies, Inc. (a)	15,407	887,443
		3,452,468
ENERGY EQUIPMENT & SERVICES — 6.3%
Forum Energy Technologies, Inc. (a)	3,687	98,480
Oceaneering International, Inc. (a)	42,909	1,063,285
TechnipFMC PLC	16,446	648,795
		1,810,560
INDUSTRIAL CONGLOMERATES — 2.9%
Honeywell International, Inc.	4,030	848,315
Security Description	Shares	Value
MACHINERY — 6.2%
ESCO Technologies, Inc.	4,879	$1,030,006
Standex International Corp.	3,650	773,435
		1,803,441
PROFESSIONAL SERVICES — 13.6%
KBR, Inc.	10,573	499,997
Leidos Holdings, Inc.	3,863	729,953
Parsons Corp. (a)	8,086	670,491
Planet Labs PBC (a)	155,781	2,022,037
		3,922,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Analog Devices, Inc.	2,424	595,577
TOTAL COMMON STOCKS (Cost $18,711,858)		28,939,113
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d) (Cost $14,171)	14,171	14,171
TOTAL INVESTMENTS — 100.0% (Cost $18,726,029)		28,953,284
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(7,154)
NET ASSETS — 100.0%		$28,946,130
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,939,113	$—	$—	$28,939,113
Short-Term Investment	14,171	—	—	14,171
TOTAL INVESTMENTS	$28,953,284	$—	$—	$28,953,284
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,919	$49,919	$72,414	$108,162	$—	$—	14,171	$14,171	$162
State Street Navigator Securities Lending Portfolio II	508,189	508,189	4,167,330	4,675,519	—	—	—	—	99
Total		$558,108	$4,239,744	$4,783,681	$—	$—		$14,171	$261
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 30.0%
AeroVironment, Inc. (a)	6,220	$1,958,616
Boeing Co. (a)	5,504	1,187,928
Ducommun, Inc. (a)	12,321	1,184,418
Elbit Systems Ltd. (b)	2,737	1,395,323
Embraer SA ADR	18,704	1,130,657
General Dynamics Corp.	3,243	1,105,863
HEICO Corp.	3,897	1,258,029
Hexcel Corp.	20,904	1,310,681
Huntington Ingalls Industries, Inc.	3,959	1,139,836
Kratos Defense & Security Solutions, Inc. (a)	29,156	2,663,984
L3Harris Technologies, Inc.	4,773	1,457,722
Leonardo DRS, Inc.	20,043	909,952
Lockheed Martin Corp.	2,581	1,288,461
Mercury Systems, Inc. (a)	17,121	1,325,165
Moog, Inc. Class A	6,595	1,369,584
Northrop Grumman Corp.	2,408	1,467,243
Rocket Lab Corp. (a)	43,055	2,062,765
RTX Corp.	8,307	1,390,010
Textron, Inc.	11,649	984,224
V2X, Inc. (a)	19,948	1,158,779
		27,749,240
COMMUNICATIONS EQUIPMENT — 7.6%
Cisco Systems, Inc.	18,350	1,255,507
F5, Inc. (a)	4,019	1,298,901
NetScout Systems, Inc. (a)	49,577	1,280,574
Viasat, Inc. (a)	107,280	3,143,304
		6,978,286
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Iridium Communications, Inc. (b)	40,941	714,830
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.9%
908 Devices, Inc. (a)	122,880	1,076,429
Amphenol Corp. Class A	9,612	1,189,485
Coherent Corp. (a)	10,978	1,182,550
MicroVision, Inc. (a) (b)	791,654	981,651
Mirion Technologies, Inc. (a)	44,332	1,031,162
OSI Systems, Inc. (a)	4,931	1,229,002
Red Cat Holdings, Inc. (a) (b)	139,730	1,446,206
Sanmina Corp. (a)	10,187	1,172,626
Teledyne Technologies, Inc. (a)	2,366	1,386,571
TTM Technologies, Inc. (a)	24,459	1,408,838
Vuzix Corp. (a) (b)	236,326	739,700
		12,844,220
ENERGY EQUIPMENT & SERVICES — 1.5%
Oceaneering International, Inc. (a)	55,694	1,380,097
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Varex Imaging Corp. (a)	101,436	1,257,806
INTERACTIVE MEDIA & SERVICES — 1.4%
Ziff Davis, Inc. (a)	34,809	1,326,223
Security Description	Shares	Value
IT SERVICES — 3.9%
Akamai Technologies, Inc. (a)	15,069	$1,141,627
Cloudflare, Inc. Class A (a)	6,558	1,407,281
Okta, Inc. (a)	11,731	1,075,733
		3,624,641
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bruker Corp. (b)	29,658	963,588
MACHINERY — 2.6%
ESCO Technologies, Inc.	6,320	1,334,215
Lincoln Electric Holdings, Inc.	4,396	1,036,709
		2,370,924
PROFESSIONAL SERVICES — 8.2%
CACI International, Inc. Class A (a)	2,029	1,012,025
KBR, Inc.	16,780	793,526
Leidos Holdings, Inc.	8,075	1,525,852
Parsons Corp. (a)	16,906	1,401,846
Planet Labs PBC (a)	216,934	2,815,803
		7,549,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Broadcom, Inc.	4,656	1,536,061
Kopin Corp. (a) (b)	367,706	893,526
		2,429,587
SOFTWARE — 25.1%
A10 Networks, Inc.	65,623	1,191,056
BlackBerry Ltd. (a) (b)	283,162	1,381,831
Check Point Software Technologies Ltd. (a)	5,290	1,094,554
Crowdstrike Holdings, Inc. Class A (a)	2,471	1,211,729
CyberArk Software Ltd. (a)	2,982	1,440,753
Datadog, Inc. Class A (a)	9,930	1,414,032
Fortinet, Inc. (a)	11,546	970,788
Gen Digital, Inc.	40,015	1,136,026
Gorilla Technology Group, Inc. (a)	55,511	1,024,733
N-able, Inc. (a)	144,535	1,127,373
OneSpan, Inc.	71,391	1,134,403
Palo Alto Networks, Inc. (a)	6,058	1,233,530
Qualys, Inc. (a)	8,414	1,113,425
Radware Ltd. (a)	28,979	767,654
Rapid7, Inc. (a)	49,059	919,856
Rubrik, Inc. Class A (a)	13,258	1,090,470
SentinelOne, Inc. Class A (a)	65,589	1,155,022
SoundThinking, Inc. (a)	12,491	150,641
Tenable Holdings, Inc. (a)	37,517	1,093,996
Varonis Systems, Inc. (a)	23,448	1,347,557
Zscaler, Inc. (a)	3,925	1,176,165
		23,175,594
TOTAL COMMON STOCKS (Cost $75,453,570)		92,364,088

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	24,302	$24,302
State Street Navigator Securities Lending Portfolio II (e) (f)	5,446,755	5,446,755
TOTAL SHORT-TERM INVESTMENTS (Cost $5,471,057)		5,471,057
TOTAL INVESTMENTS — 105.9% (Cost $80,924,627)		97,835,145
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(5,433,709)
NET ASSETS — 100.0%		$92,401,436

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$92,364,088	$—	$—	$92,364,088
Short-Term Investments	5,471,057	—	—	5,471,057
TOTAL INVESTMENTS	$97,835,145	$—	$—	$97,835,145

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,111	$24,111	$1,292,282	$1,292,091	$—	$—	24,302	$24,302	$707
State Street Navigator Securities Lending Portfolio II	4,099,311	4,099,311	17,290,409	15,942,965	—	—	5,446,755	5,446,755	70,855
Total		$4,123,422	$18,582,691	$17,235,056	$—	$—		$5,471,057	$71,562
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 2.1%
Gentex Corp.	7,198	$203,703
BUILDING PRODUCTS — 9.6%
Carrier Global Corp.	2,190	130,743
Johnson Controls International PLC	2,531	278,283
Resideo Technologies, Inc. (a)	12,349	533,230
		942,256
COMMERCIAL SERVICES & SUPPLIES — 5.4%
Tetra Tech, Inc.	7,350	245,343
Veralto Corp.	2,666	284,222
		529,565
DIVERSIFIED CONSUMER SERVICES — 2.8%
ADT, Inc.	31,860	277,501
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
BCE, Inc. (b)	7,069	165,344
ELECTRIC UTILITIES — 1.7%
NRG Energy, Inc.	1,065	172,477
ELECTRICAL EQUIPMENT — 24.5%
Acuity, Inc.	580	199,746
AMETEK, Inc.	877	164,876
Bloom Energy Corp. Class A (a)	11,603	981,266
Fluence Energy, Inc. (a) (b)	32,216	347,933
Generac Holdings, Inc. (a)	2,017	337,646
Shoals Technologies Group, Inc. Class A (a)	51,309	380,199
		2,411,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.9%
Arlo Technologies, Inc. (a)	12,489	211,688
Badger Meter, Inc.	1,065	190,188
Itron, Inc. (a)	2,130	265,313
TE Connectivity PLC	958	210,310
		877,499
ENERGY EQUIPMENT & SERVICES — 3.1%
Select Water Solutions, Inc.	28,170	301,137
ENTERTAINMENT — 2.0%
Roku, Inc. (a)	1,972	197,456
INDUSTRIAL CONGLOMERATES — 1.5%
Honeywell International, Inc.	703	147,982
INTERACTIVE MEDIA & SERVICES — 2.4%
Baidu, Inc. ADR (a) (b)	1,813	238,899
MACHINERY — 12.9%
Chart Industries, Inc. (a)	1,084	216,963
Energy Recovery, Inc. (a)	11,992	184,917
Mueller Water Products, Inc. Class A	10,866	277,300
Pentair PLC	2,635	291,853
Xylem, Inc.	2,061	303,997
		1,275,030
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.2%
BP PLC ADR	5,151	$177,503
Shell PLC ADR	2,235	159,870
Suncor Energy, Inc.	4,084	170,752
		508,125
PROFESSIONAL SERVICES — 1.9%
Parsons Corp. (a)	2,277	188,809
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
ON Semiconductor Corp. (a)	3,065	151,135
Silicon Laboratories, Inc. (a)	1,920	251,770
		402,905
SOFTWARE — 4.7%
Alarm.com Holdings, Inc. (a)	4,453	236,365
Rekor Systems, Inc. (a)	55,945	87,834
Roper Technologies, Inc.	279	139,134
		463,333
SPECIALTY RETAIL — 2.9%
EVgo, Inc. (a)	61,019	288,620
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	2,764	148,786
WATER UTILITIES — 1.0%
Consolidated Water Co. Ltd. (b)	2,789	98,396
TOTAL COMMON STOCKS (Cost $8,192,669)		9,839,489
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	5,767	5,767
State Street Navigator Securities Lending Portfolio II (e) (f)	521,322	521,322
TOTAL SHORT-TERM INVESTMENTS (Cost $527,089)		527,089
TOTAL INVESTMENTS — 105.3% (Cost $8,719,758)		10,366,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(518,013)
NET ASSETS — 100.0%		$9,848,565
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,839,489	$—	$—	$9,839,489
Short-Term Investments	527,089	—	—	527,089
TOTAL INVESTMENTS	$10,366,578	$—	$—	$10,366,578

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,676	$10,676	$196,483	$201,392	$—	$—	5,767	$5,767	$142
State Street Navigator Securities Lending Portfolio II	404,731	404,731	2,439,000	2,322,409	—	—	521,322	521,322	789
Total		$415,407	$2,635,483	$2,523,801	$—	$—		$527,089	$931
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 9.4%
AeroVironment, Inc. (a)	50,348	$15,854,082
ATI, Inc. (a)	77,312	6,288,558
Boeing Co. (a)	39,424	8,508,882
BWX Technologies, Inc.	25,603	4,720,425
EHang Holdings Ltd. ADR (a) (b)	936,401	17,388,966
Elbit Systems Ltd. (b)	51,987	26,502,973
Embraer SA ADR	258,239	15,610,547
General Dynamics Corp.	24,131	8,228,671
HEICO Corp.	28,846	9,312,066
Hexcel Corp.	80,884	5,071,427
Huntington Ingalls Industries, Inc.	15,491	4,460,014
Intuitive Machines, Inc. (a) (b)	496,225	5,220,287
Kratos Defense & Security Solutions, Inc. (a)	343,265	31,364,123
L3Harris Technologies, Inc.	19,834	6,057,502
Leonardo DRS, Inc.	146,328	6,643,291
Lockheed Martin Corp.	27,613	13,784,686
Mercury Systems, Inc. (a)	70,077	5,423,960
Moog, Inc. Class A	25,558	5,307,630
Northrop Grumman Corp.	23,672	14,423,823
Rocket Lab Corp. (a) (b)	190,766	9,139,599
RTX Corp.	32,886	5,502,814
Textron, Inc.	70,684	5,972,091
TransDigm Group, Inc.	2,294	3,023,538
V2X, Inc. (a)	132,834	7,716,327
		241,526,282
AUTO COMPONENTS — 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	619,842	3,725,251
Aptiv PLC (a)	49,360	4,255,819
BorgWarner, Inc.	85,649	3,765,130
Dana, Inc.	169,484	3,396,459
ECARX Holdings, Inc. Class A (a) (b)	1,840,141	3,698,683
Garrett Motion, Inc.	242,038	3,296,558
Gentex Corp.	203,759	5,766,380
Gentherm, Inc. (a)	99,334	3,383,316
Hesai Group ADR (a)	248,458	6,981,670
Lear Corp.	20,322	2,044,596
Luminar Technologies, Inc. (a) (b)	1,247,363	2,382,463
Magna International, Inc.	51,251	2,428,272
Mobileye Global, Inc. Class A (a) (b)	295,863	4,177,586
Modine Manufacturing Co. (a) (b)	19,331	2,748,095
Visteon Corp.	79,327	9,508,134
		61,558,412
AUTOMOBILES — 3.6%
Ford Motor Co.	171,433	2,050,339
General Motors Co.	57,750	3,521,017
Honda Motor Co. Ltd. ADR (b)	91,027	2,803,632
Li Auto, Inc. ADR (a) (b)	209,885	5,318,486
Security Description	Shares	Value
Lucid Group, Inc. (a) (b)	260,227	$6,190,800
NIO, Inc. ADR (a)	1,736,935	13,235,445
Niu Technologies ADR (a) (b)	3,215,543	15,080,897
Rivian Automotive, Inc. Class A (a) (b)	460,664	6,762,547
Stellantis NV (b)	190,140	1,775,908
Tesla, Inc. (a)	34,761	15,458,912
Toyota Motor Corp. ADR (b)	26,905	5,141,276
XPeng, Inc. ADR (a) (b)	347,336	8,134,609
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	225,408	6,870,436
		92,344,304
BANKS — 1.2%
Banco Santander SA ADR (b)	494,585	5,183,251
Futu Holdings Ltd. ADR	39,003	6,783,012
ING Groep NV ADR (b)	227,000	5,920,160
Inter & Co., Inc. Class A	677,954	6,257,515
Shinhan Financial Group Co. Ltd. ADR (b)	31,436	1,583,431
Toronto-Dominion Bank (b)	73,244	5,855,858
		31,583,227
BIOTECHNOLOGY — 1.5%
Alnylam Pharmaceuticals, Inc. (a)	2,179	993,624
Arrowhead Pharmaceuticals, Inc. (a)	37,836	1,304,964
Avidity Biosciences, Inc. (a)	19,390	844,822
Beam Therapeutics, Inc. (a) (b)	31,595	766,811
Biogen, Inc. (a)	4,729	662,438
BioMarin Pharmaceutical, Inc. (a)	7,825	423,802
BioNTech SE ADR (a)	5,764	568,446
CareDx, Inc. (a)	118,696	1,725,840
CRISPR Therapeutics AG (a) (b)	14,293	926,329
Grifols SA ADR	96,845	964,576
Ideaya Biosciences, Inc. (a) (b)	21,383	581,831
Intellia Therapeutics, Inc. (a) (b)	53,819	929,454
Ionis Pharmaceuticals, Inc. (a)	12,576	822,722
Iovance Biotherapeutics, Inc. (a) (b)	259,225	562,518
Krystal Biotech, Inc. (a)	4,393	775,496
Legend Biotech Corp. ADR (a) (b)	17,748	578,762
MannKind Corp. (a)	1,262,474	6,779,485
Merus NV (a)	14,767	1,390,313
Moderna, Inc. (a)	21,643	559,039
Natera, Inc. (a)	15,187	2,444,651
Novavax, Inc. (a) (b)	85,404	740,453
Recursion Pharmaceuticals, Inc. Class A (a) (b)	78,664	383,880
Regeneron Pharmaceuticals, Inc.	735	413,268
REGENXBIO, Inc. (a)	63,293	610,777
Rocket Pharmaceuticals, Inc. (a) (b)	76,608	249,742
Roivant Sciences Ltd. (a)	41,382	626,110

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sarepta Therapeutics, Inc. (a)	15,704	$302,616
Taysha Gene Therapies, Inc. (a) (b)	219,548	717,922
TG Therapeutics, Inc. (a)	11,951	431,730
Twist Bioscience Corp. (a) (b)	146,989	4,136,271
Ultragenyx Pharmaceutical, Inc. (a)	15,383	462,721
uniQure NV (a) (b)	36,953	2,156,947
Vertex Pharmaceuticals, Inc. (a)	1,407	551,038
Vir Biotechnology, Inc. (a)	126,043	719,706
Xencor, Inc. (a)	65,449	767,717
		37,876,821
BROADLINE RETAIL — 1.1%
Alibaba Group Holding Ltd. ADR (b)	70,513	12,602,788
Jumia Technologies AG ADR (a)	616,829	7,161,385
MercadoLibre, Inc. (a)	2,830	6,613,540
Sea Ltd. ADR (a)	8,164	1,459,152
		27,836,865
BUILDING PRODUCTS — 1.2%
Carrier Global Corp.	63,157	3,770,473
Gibraltar Industries, Inc. (a)	40,119	2,519,473
Johnson Controls International PLC	75,348	8,284,513
Resideo Technologies, Inc. (a)	353,810	15,277,516
		29,851,975
CAPITAL MARKETS — 1.2%
Charles Schwab Corp.	54,181	5,172,660
Coinbase Global, Inc. Class A (a)	46,267	15,614,650
Robinhood Markets, Inc. Class A (a)	65,697	9,406,496
		30,193,806
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	411,473	2,863,852
Cabot Corp.	61,314	4,662,930
Corteva, Inc.	9,083	614,283
FMC Corp.	167,648	5,638,002
Huntsman Corp.	230,006	2,065,454
Mosaic Co.	129,126	4,478,090
Nutrien Ltd.	122,769	7,207,768
Scotts Miracle-Gro Co.	64,607	3,679,368
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	114,211	4,908,789
		36,118,536
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Deluxe Corp.	115,376	2,233,680
MSA Safety, Inc.	36,301	6,246,313
Tetra Tech, Inc.	68,640	2,291,203
Veralto Corp.	23,130	2,465,889
		13,237,085
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	144,705	9,900,716
F5, Inc. (a)	12,865	4,157,839
Security Description	Shares	Value
Lumentum Holdings, Inc. (a)	40,460	$6,583,247
NetScout Systems, Inc. (a)	158,921	4,104,930
Viasat, Inc. (a) (b)	558,197	16,355,172
		41,101,904
CONSTRUCTION & ENGINEERING — 1.1%
Ameresco, Inc. Class A (a) (b)	522,515	17,546,054
Arcosa, Inc.	37,935	3,554,889
Valmont Industries, Inc.	21,207	8,222,590
		29,323,533
CONSTRUCTION MATERIALS — 0.3%
Cemex SAB de CV ADR	871,082	7,831,027
CONSUMER FINANCE — 2.2%
Ally Financial, Inc.	126,847	4,972,402
FinVolution Group ADR	904,503	6,666,187
Green Dot Corp. Class A (a)	169,117	2,271,241
Kaspi.KZ JSC ADR	14,183	1,158,468
LendingClub Corp. (a)	732,946	11,133,450
LexinFintech Holdings Ltd. ADR	923,479	4,922,143
Lufax Holding Ltd. ADR (a)	1,568,426	6,367,810
SoFi Technologies, Inc. (a)	405,608	10,716,163
Upstart Holdings, Inc. (a) (b)	144,979	7,364,933
		55,572,797
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Andersons, Inc.	123,730	4,925,691
CONTAINERS & PACKAGING — 0.1%
AptarGroup, Inc.	16,441	2,197,504
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc.	1,137,204	9,905,047
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
BCE, Inc. (b)	205,653	4,810,224
IDT Corp. Class B	82,640	4,322,898
Iridium Communications, Inc. (b)	268,011	4,679,472
TELUS Corp. (b)	158,993	2,507,320
		16,319,914
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	134,738	8,946,603
Centrais Eletricas Brasileiras SA ADR (b)	1,174,262	11,648,679
Cia Energetica de Minas Gerais ADR	3,589,296	7,573,415
Constellation Energy Corp.	31,598	10,397,954
NextEra Energy, Inc.	114,524	8,645,417
NRG Energy, Inc.	39,680	6,426,176
		53,638,244
ELECTRICAL EQUIPMENT — 4.3%
Acuity, Inc.	16,883	5,814,336
American Superconductor Corp. (a)	95,747	5,686,414
AMETEK, Inc.	8,484	1,594,992
Array Technologies, Inc. (a) (b)	379,703	3,094,579
Ballard Power Systems, Inc. (a) (b)	3,599,759	9,791,345

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	255,323	$21,592,666
Emerson Electric Co.	40,706	5,339,813
Eos Energy Enterprises, Inc. (a) (b)	573,657	6,533,953
Fluence Energy, Inc. (a) (b)	750,480	8,105,184
GE Vernova, Inc.	7,439	4,574,241
Generac Holdings, Inc. (a)	81,820	13,696,668
NEXTracker, Inc. Class A (a)	54,817	4,055,910
Rockwell Automation, Inc.	18,826	6,580,252
Sensata Technologies Holding PLC	76,830	2,347,157
Shoals Technologies Group, Inc. Class A (a)	1,094,629	8,111,201
Sunrun, Inc. (a) (b)	255,825	4,423,214
		111,341,925
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.0%
908 Devices, Inc. (a) (b)	1,679,095	14,708,872
Aeva Technologies, Inc. (a) (b)	380,944	5,523,688
Amphenol Corp. Class A	35,607	4,406,366
Arlo Technologies, Inc. (a)	557,153	9,443,743
Badger Meter, Inc.	9,691	1,730,619
Cognex Corp.	162,083	7,342,360
Coherent Corp. (a)	91,916	9,901,192
Corning, Inc.	50,922	4,177,132
IPG Photonics Corp. (a)	12,294	973,562
Itron, Inc. (a)	19,310	2,405,254
MicroVision, Inc. (a) (b)	7,706,146	9,555,621
Mirion Technologies, Inc. (a) (b)	376,140	8,749,016
Novanta, Inc. (a)	6,302	631,145
OSI Systems, Inc. (a) (b)	59,826	14,911,032
Ouster, Inc. (a)	663,302	17,942,319
Powerfleet, Inc. NJ (a) (b)	1,176,573	6,165,243
Red Cat Holdings, Inc. (a) (b)	797,492	8,254,042
Sanmina Corp. (a)	113,431	13,057,042
ScanSource, Inc. (a)	98,698	4,341,725
TE Connectivity PLC	29,039	6,374,932
Teledyne Technologies, Inc. (a)	41,261	24,180,596
Trimble, Inc. (a)	152,344	12,438,888
TTM Technologies, Inc. (a)	93,826	5,404,378
Vontier Corp.	176,613	7,412,448
Zebra Technologies Corp. Class A (a)	21,009	6,243,034
		206,274,249
ENERGY EQUIPMENT & SERVICES — 0.8%
Helix Energy Solutions Group, Inc. (a)	113,858	746,908
Oceaneering International, Inc. (a)	417,247	10,339,381
Select Water Solutions, Inc.	256,554	2,742,562
TechnipFMC PLC	105,865	4,176,374
Tenaris SA ADR (b)	68,789	2,460,583
		20,465,808
Security Description	Shares	Value
ENTERTAINMENT — 2.2%
Electronic Arts, Inc.	45,922	$9,262,467
iQIYI, Inc. ADR (a) (b)	2,583,455	6,613,645
NetEase, Inc. ADR	63,070	9,586,009
ROBLOX Corp. Class A (a)	94,098	13,034,455
Roku, Inc. (a)	67,714	6,780,203
Tencent Music Entertainment Group ADR	466,117	10,879,171
		56,155,950
FINANCIAL SERVICES — 2.0%
Block, Inc. (a)	31,473	2,274,554
Dlocal Ltd. (b)	166,396	2,376,135
Euronet Worldwide, Inc. (a)	16,205	1,422,961
Fiserv, Inc. (a)	10,904	1,405,853
Flywire Corp. (a)	155,282	2,102,518
Global Payments, Inc.	22,191	1,843,628
Marqeta, Inc. Class A (a)	350,738	1,851,897
Mastercard, Inc. Class A	10,442	5,939,514
Pagseguro Digital Ltd. Class A	201,493	2,014,930
Paymentus Holdings, Inc. Class A (a)	50,923	1,558,244
Payoneer Global, Inc. (a)	172,710	1,044,896
PayPal Holdings, Inc. (a)	24,090	1,615,475
Paysafe Ltd. (a) (b)	780,732	10,087,057
Repay Holdings Corp. (a) (b)	388,761	2,033,220
Rocket Cos., Inc. Class A (b)	585,680	11,350,478
Shift4 Payments, Inc. Class A (a) (b)	20,436	1,581,746
Visa, Inc. Class A	5,015	1,712,021
		52,215,127
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	86,957	5,194,811
Beyond Meat, Inc. (a) (b)	2,152,758	4,068,713
Darling Ingredients, Inc. (a)	128,696	3,972,845
		13,236,369
GROUND TRANSPORTATION — 2.2%
Avis Budget Group, Inc. (a) (b)	102,595	16,474,192
Grab Holdings Ltd. Class A (a)	1,581,348	9,519,715
Lyft, Inc. Class A (a)	834,029	18,356,979
Uber Technologies, Inc. (a)	125,224	12,268,195
		56,619,081
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	42,207	5,653,206
Alphatec Holdings, Inc. (a)	68,470	995,554
Boston Scientific Corp. (a)	57,853	5,648,188
Butterfly Network, Inc. (a) (b)	1,772,821	3,421,545
CONMED Corp.	13,948	655,974
Dentsply Sirona, Inc.	369,513	4,689,120
Dexcom, Inc. (a)	132,838	8,938,669
Globus Medical, Inc. Class A (a)	22,113	1,266,412
Inspire Medical Systems, Inc. (a)	71,026	5,270,129
Intuitive Surgical, Inc. (a)	11,179	4,999,584
iRhythm Technologies, Inc. (a)	103,759	17,845,510

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV NY Reg Shrs (b)	101,278	$2,760,838
Masimo Corp. (a)	96,076	14,176,014
Medtronic PLC	100,936	9,613,145
Omnicell, Inc. (a)	197,990	6,028,795
PROCEPT BioRobotics Corp. (a) (b)	22,056	787,179
ResMed, Inc.	16,738	4,581,693
Smith & Nephew PLC ADR (b)	27,373	993,366
Stryker Corp.	3,618	1,337,466
Zimmer Biomet Holdings, Inc.	8,622	849,267
		100,511,654
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cigna Group	7,829	2,256,709
Concentra Group Holdings Parent, Inc.	108,950	2,280,324
CorVel Corp. (a)	22,617	1,751,008
CVS Health Corp.	38,075	2,870,474
HealthEquity, Inc. (a)	45,941	4,353,829
Hims & Hers Health, Inc. (a) (b)	68,406	3,879,988
McKesson Corp.	1,209	934,001
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	163,309	2,735,426
Premier, Inc. Class A (b)	109,967	3,057,083
Privia Health Group, Inc. (a)	171,953	4,281,630
Quest Diagnostics, Inc.	13,623	2,596,271
Talkspace, Inc. (a) (b)	1,464,368	4,041,656
UnitedHealth Group, Inc.	7,495	2,588,023
		37,626,422
HEALTH CARE TECHNOLOGY — 0.6%
Doximity, Inc. Class A (a)	42,584	3,115,020
Evolent Health, Inc. Class A (a) (b)	244,520	2,068,639
GoodRx Holdings, Inc. Class A (a) (b)	929,037	3,929,826
LifeMD, Inc. (a) (b)	389,948	2,647,747
Teladoc Health, Inc. (a) (b)	541,593	4,186,514
		15,947,746
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	55,117	13,570,908
Sony Group Corp. ADR (b)	224,702	6,469,170
		20,040,078
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp.	688,612	9,062,134
Ormat Technologies, Inc.	155,618	14,978,233
TransAlta Corp. (b)	899,745	12,299,514
		36,339,881
INDUSTRIAL CONGLOMERATES — 0.3%
Honeywell International, Inc.	41,364	8,707,122
INSURANCE — 0.5%
Allstate Corp.	24,864	5,337,057
Progressive Corp.	18,262	4,509,801
Security Description	Shares	Value
Sony Financial Group, Inc. (a)	44,918	$166,197
Sun Life Financial, Inc. (b)	39,098	2,347,053
		12,360,108
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class C	58,257	14,188,492
Baidu, Inc. ADR (a) (b)	141,712	18,673,390
Bilibili, Inc. ADR (a) (b)	361,091	10,143,046
Bumble, Inc. Class A (a)	1,823,209	11,103,343
Grindr, Inc. (a) (b)	320,359	4,811,792
Hello Group, Inc. ADR	897,426	6,658,901
JOYY, Inc. ADR	164,879	9,663,558
Match Group, Inc.	229,094	8,091,600
Meta Platforms, Inc. Class A	23,440	17,213,867
Rumble, Inc. (a) (b)	961,432	6,960,768
Snap, Inc. Class A (a)	1,788,783	13,791,517
Trump Media & Technology Group Corp. (a)	314,992	5,172,169
Vimeo, Inc. (a)	1,540,345	11,937,674
Weibo Corp. ADR (b)	808,150	10,021,060
Ziff Davis, Inc. (a)	106,368	4,052,621
		152,483,798
IT SERVICES — 0.8%
Akamai Technologies, Inc. (a)	41,107	3,114,266
Cloudflare, Inc. Class A (a)	26,799	5,750,797
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	155,976	2,327,162
Okta, Inc. (a)	30,534	2,799,968
Shopify, Inc. Class A (a)	16,557	2,460,536
Twilio, Inc. Class A (a)	50,743	5,078,867
		21,531,596
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	6,895	884,973
Azenta, Inc. (a)	14,235	408,829
Bio-Techne Corp.	12,000	667,560
Bruker Corp. (b)	387,819	12,600,239
Charles River Laboratories International, Inc. (a)	8,113	1,269,360
Danaher Corp.	16,422	3,255,826
Ginkgo Bioworks Holdings, Inc. (a) (b)	56,338	821,408
Mettler-Toledo International, Inc. (a)	692	849,506
Revvity, Inc. (b)	8,413	737,400
Stevanato Group SpA (b)	235,342	6,060,057
Thermo Fisher Scientific, Inc.	7,171	3,478,078
		31,033,236
MACHINERY — 4.7%
3D Systems Corp. (a) (b)	7,085,876	20,549,040
AGCO Corp.	66,240	7,092,317
Allison Transmission Holdings, Inc.	27,462	2,330,975
Blue Bird Corp. (a)	45,498	2,618,410
Chart Industries, Inc. (a)	10,239	2,049,336
CNH Industrial NV	310,290	3,366,646

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Cummins, Inc.	16,287	$6,879,140
Deere & Co.	15,166	6,934,805
Dover Corp.	16,973	2,831,606
Energy Recovery, Inc. (a)	141,767	2,186,047
ESCO Technologies, Inc.	25,951	5,478,516
Flowserve Corp.	66,372	3,527,008
JBT Marel Corp.	11,189	1,571,495
Lincoln Electric Holdings, Inc.	3,948	931,057
Lindsay Corp.	52,933	7,440,262
Microvast Holdings, Inc. (a) (b)	1,162,093	4,474,058
Mueller Water Products, Inc. Class A	93,088	2,375,606
Nordson Corp.	20,885	4,739,851
Oshkosh Corp.	18,468	2,395,300
PACCAR, Inc.	20,596	2,024,999
Pentair PLC	23,540	2,607,290
Proto Labs, Inc. (a)	238,444	11,929,353
REV Group, Inc.	42,332	2,398,954
Richtech Robotics, Inc. Class B (a) (b)	678,852	2,912,275
Standex International Corp.	19,110	4,049,409
Symbotic, Inc. (a) (b)	49,904	2,689,826
Xylem, Inc.	17,637	2,601,457
		120,985,038
METALS & MINING — 0.8%
ArcelorMittal SA NY Reg Shrs (b)	60,263	2,178,507
Carpenter Technology Corp.	42,616	10,463,933
Kaiser Aluminum Corp.	79,779	6,155,748
POSCO Holdings, Inc. ADR (b)	59,035	2,905,112
		21,703,300
MULTI-UTILITIES — 0.3%
Avista Corp.	228,035	8,622,003
OIL, GAS & CONSUMABLE FUELS — 0.5%
BP PLC ADR	48,442	1,669,311
Eni SpA ADR (b)	202,309	7,070,700
Shell PLC ADR	20,660	1,477,810
Suncor Energy, Inc.	38,824	1,623,231
		11,841,052
PHARMACEUTICALS — 0.7%
AstraZeneca PLC ADR	6,534	501,288
Bristol-Myers Squibb Co.	9,305	419,656
Dr. Reddy's Laboratories Ltd. ADR	158,573	2,216,851
Liquidia Corp. (a) (b)	297,857	6,773,268
Novartis AG ADR	4,356	558,613
WaVe Life Sciences Ltd. (a)	80,981	592,781
Zoetis, Inc.	45,727	6,690,775
		17,753,232
PROFESSIONAL SERVICES — 2.6%
CACI International, Inc. Class A (a)	13,151	6,559,456
ExlService Holdings, Inc. (a)	51,784	2,280,050
KBR, Inc.	53,755	2,542,074
Leidos Holdings, Inc.	107,805	20,370,833
Security Description	Shares	Value
Parsons Corp. (a)	295,249	$24,482,047
Planet Labs PBC (a)	890,625	11,560,312
		67,794,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Allegro MicroSystems, Inc. (a)	198,431	5,794,185
Ambarella, Inc. (a)	261,932	21,614,629
Analog Devices, Inc.	13,806	3,392,134
Applied Materials, Inc.	30,876	6,321,552
Broadcom, Inc.	16,436	5,422,401
Canadian Solar, Inc. (a) (b)	300,678	3,920,841
Daqo New Energy Corp. ADR (a) (b)	220,353	6,198,530
Enphase Energy, Inc. (a)	101,981	3,609,108
First Solar, Inc. (a)	19,315	4,259,537
Himax Technologies, Inc. ADR (b)	1,183,408	10,449,493
indie Semiconductor, Inc. Class A (a) (b)	1,684,439	6,855,667
Intel Corp. (a)	142,274	4,773,293
JinkoSolar Holding Co. Ltd. ADR (b)	168,224	4,042,423
KLA Corp.	10,147	10,944,554
Micron Technology, Inc.	37,191	6,222,798
NVIDIA Corp.	66,992	12,499,367
NXP Semiconductors NV	19,783	4,505,183
ON Semiconductor Corp. (a)	213,106	10,508,257
QUALCOMM, Inc.	27,603	4,592,035
Silicon Laboratories, Inc. (a)	56,090	7,355,082
SolarEdge Technologies, Inc. (a) (b)	249,362	9,226,394
STMicroelectronics NV NY Reg Shrs	159,438	4,505,718
Synaptics, Inc. (a)	62,130	4,245,964
Teradyne, Inc.	15,679	2,158,057
Tower Semiconductor Ltd. (a)	77,875	5,630,362
Ultra Clean Holdings, Inc. (a)	35,022	954,349
Veeco Instruments, Inc. (a)	211,417	6,433,419
		176,435,332
SOFTWARE — 12.5%
A10 Networks, Inc.	199,168	3,614,899
ACI Worldwide, Inc. (a)	38,219	2,016,817
Adobe, Inc. (a)	9,623	3,394,513
Agilysys, Inc. (a)	11,878	1,250,160
Alarm.com Holdings, Inc. (a)	126,626	6,721,308
Asana, Inc. Class A (a) (b)	399,753	5,340,700
Atlassian Corp. Class A (a)	26,321	4,203,464
Aurora Innovation, Inc. (a)	616,679	3,323,900
Autodesk, Inc. (a)	16,586	5,268,875
Bill Holdings, Inc. (a)	27,041	1,432,362
Bit Digital, Inc. (a) (b)	1,398,575	4,195,725
Bitdeer Technologies Group Class A (a) (b)	234,969	4,015,620
Bitfarms Ltd. (a)	3,614,598	10,193,166
Blackbaud, Inc. (a)	76,165	4,898,171

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
BlackBerry Ltd. (a) (b)	906,854	$4,425,448
Box, Inc. Class A (a)	179,612	5,796,079
Check Point Software Technologies Ltd. (a)	16,347	3,382,358
Cipher Mining, Inc. (a) (b)	796,325	10,025,732
Cleanspark, Inc. (a) (b)	351,332	5,094,314
Core Scientific, Inc. (a)	313,074	5,616,548
Crowdstrike Holdings, Inc. Class A (a)	8,293	4,066,721
CyberArk Software Ltd. (a)	9,426	4,554,172
Datadog, Inc. Class A (a)	33,191	4,726,398
Dropbox, Inc. Class A (a)	182,768	5,521,421
Fortinet, Inc. (a)	32,797	2,757,572
Gen Digital, Inc.	121,802	3,457,959
Gorilla Technology Group, Inc. (a) (b)	193,293	3,568,189
Hive Digital Technologies Ltd. (a) (b)	1,703,643	6,865,681
Hut 8 Corp. (a) (b)	192,883	6,714,257
I3 Verticals, Inc. Class A (a) (b)	49,004	1,590,670
IREN Ltd. (a) (b)	374,234	17,562,802
Lightspeed Commerce, Inc. (a) (b)	100,582	1,161,722
MARA Holdings, Inc. (a) (b)	210,058	3,835,659
Microsoft Corp.	20,680	10,711,206
Monday.com Ltd. (a)	18,806	3,642,534
N-able, Inc. (a)	469,932	3,665,470
Nebius Group NV (a)	80,379	9,024,150
OneSpan, Inc.	216,981	3,447,828
Palo Alto Networks, Inc. (a)	18,490	3,764,934
Pony AI, Inc. ADR (a) (b)	449,155	10,101,496
Progress Software Corp. (a)	58,738	2,580,360
PTC, Inc. (a)	123,557	25,084,542
Q2 Holdings, Inc. (a)	104,467	7,562,366
Qualys, Inc. (a)	27,548	3,645,427
Rapid7, Inc. (a)	136,826	2,565,487
RingCentral, Inc. Class A (a) (b)	195,489	5,540,158
Riot Platforms, Inc. (a)	337,209	6,417,087
Roper Technologies, Inc.	2,488	1,240,741
Rubrik, Inc. Class A (a)	49,619	4,081,163
Samsara, Inc. Class A (a)	162,513	6,053,609
SentinelOne, Inc. Class A (a)	180,920	3,186,001
Synopsys, Inc. (a)	16,030	7,909,042
Tenable Holdings, Inc. (a)	114,910	3,350,776
Unity Software, Inc. (a)	395,336	15,829,253
Varonis Systems, Inc. (a)	73,578	4,228,528
Weave Communications, Inc. (a)	126,619	845,815
Workiva, Inc. (a)	77,296	6,653,640
Zoom Communications, Inc. (a)	69,841	5,761,882
Zscaler, Inc. (a)	13,894	4,163,476
		321,650,353
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a)	557,193	2,635,523
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	61,384	15,630,208
Security Description	Shares	Value
CompoSecure, Inc. Class A (a)	101,089	$2,104,673
Eastman Kodak Co. (a) (b)	933,505	5,983,767
HP, Inc.	215,533	5,868,963
Xerox Holdings Corp. (b)	1,343,351	5,051,000
		34,638,611
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	19,469	5,082,382
Core & Main, Inc. Class A (a)	27,471	1,478,764
		6,561,146
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
SK Telecom Co. Ltd. ADR (b)	165,050	3,565,080
Turkcell Iletisim Hizmetleri AS ADR (b)	693,619	4,175,586
		7,740,666
TOTAL COMMON STOCKS (Cost $2,038,195,340)		2,574,194,152
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	1,276,617	1,276,617
State Street Navigator Securities Lending Portfolio II (f) (g)	254,096,097	254,096,097
TOTAL SHORT-TERM INVESTMENTS (Cost $255,372,714)		255,372,714
TOTAL INVESTMENTS — 109.8% (Cost $2,293,568,054)		2,829,566,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(252,498,703)
NET ASSETS — 100.0%		$2,577,068,163
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,574,027,955	$166,197	$0(a)	$2,574,194,152
Short-Term Investments	255,372,714	—	—	255,372,714
TOTAL INVESTMENTS	$2,829,400,669	$166,197	$0	$2,829,566,866
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,522,191	$2,522,191	$19,486,222	$20,731,796	$—	$—	1,276,617	$1,276,617	$27,000
State Street Navigator Securities Lending Portfolio II	229,135,396	229,135,396	223,890,014	198,929,313	—	—	254,096,097	254,096,097	1,347,183
Total		$231,657,587	$243,376,236	$219,661,109	$—	$—		$255,372,714	$1,374,183
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.4%
EHang Holdings Ltd. ADR (a) (b)	17,179	$319,014
Embraer SA ADR	4,040	244,218
HEICO Corp.	639	206,282
Huntington Ingalls Industries, Inc.	856	246,451
Textron, Inc.	2,516	212,577
		1,228,542
AIRLINES — 0.5%
Strata Critical Medical, Inc. (a)	22,960	116,178
AUTO COMPONENTS — 19.2%
American Axle & Manufacturing Holdings, Inc. (a)	65,562	394,028
Aptiv PLC (a)	2,752	237,277
BorgWarner, Inc.	8,819	387,683
Dana, Inc.	16,771	336,091
ECARX Holdings, Inc. Class A (a) (b)	118,479	238,143
Garrett Motion, Inc.	29,061	395,811
Gentherm, Inc. (a)	10,556	359,537
Hesai Group ADR (a)	14,403	404,724
Lear Corp.	2,055	206,753
Magna International, Inc.	5,028	238,227
Mobileye Global, Inc. Class A (a)	18,155	256,349
Modine Manufacturing Co. (a)	2,052	291,712
Solid Power, Inc. (a)	72,280	250,812
Visteon Corp.	3,261	390,863
		4,388,010
AUTOMOBILES — 19.6%
Ford Motor Co.	18,119	216,703
General Motors Co.	5,957	363,198
Honda Motor Co. Ltd. ADR (b)	10,191	313,883
Li Auto, Inc. ADR (a)	10,104	256,035
Lucid Group, Inc. (a) (b)	13,623	324,091
NIO, Inc. ADR (a)	79,410	605,104
Niu Technologies ADR (a)	73,789	346,071
Polestar Automotive Holding U.K. PLC Class A ADR (a)	204,279	192,043
Rivian Automotive, Inc. Class A (a) (b)	20,918	307,076
Stellantis NV (b)	18,739	175,022
Tesla, Inc. (a)	911	405,140
Toyota Motor Corp. ADR (b)	1,056	201,791
Vinfast Auto Ltd. (a) (b)	23,263	74,907
XPeng, Inc. ADR (a)	14,539	340,504
ZEEKR Intelligent Technology Holding Ltd. ADR (a)	11,202	341,437
		4,463,005
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	45,696	318,044
COMMUNICATIONS EQUIPMENT — 2.5%
Ituran Location & Control Ltd.	5,309	189,638
Security Description	Shares	Value
Lumentum Holdings, Inc. (a)	2,344	$381,392
		571,030
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Iridium Communications, Inc.	6,714	117,226
ELECTRICAL EQUIPMENT — 3.0%
Ballard Power Systems, Inc. (a) (b)	176,787	480,860
Sensata Technologies Holding PLC	6,734	205,724
		686,584
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.3%
Aeva Technologies, Inc. (a) (b)	12,726	184,527
MicroVision, Inc. (a)	232,141	287,855
Ouster, Inc. (a)	14,585	394,524
Powerfleet, Inc. NJ (a)	40,670	213,111
Red Cat Holdings, Inc. (a) (b)	35,227	364,599
Trimble, Inc. (a)	2,661	217,271
Vontier Corp.	5,259	220,720
		1,882,607
GROUND TRANSPORTATION — 6.0%
Avis Budget Group, Inc. (a) (b)	2,339	375,585
Grab Holdings Ltd. Class A (a)	40,834	245,821
Lyft, Inc. Class A (a)	19,090	420,171
Uber Technologies, Inc. (a)	3,429	335,939
		1,377,516
INTERACTIVE MEDIA & SERVICES — 1.3%
Baidu, Inc. ADR (a) (b)	2,205	290,553
MACHINERY — 8.7%
Allison Transmission Holdings, Inc.	2,905	246,576
Blue Bird Corp. (a)	4,693	270,082
Cummins, Inc.	919	388,158
Hyster-Yale, Inc.	3,911	144,159
Microvast Holdings, Inc. (a) (b)	70,403	271,052
Oshkosh Corp.	1,744	226,197
PACCAR, Inc.	2,058	202,343
REV Group, Inc.	4,282	242,661
		1,991,228
METALS & MINING — 1.0%
ArcelorMittal SA NY Reg Shrs	6,289	227,347
OIL, GAS & CONSUMABLE FUELS — 0.9%
Eni SpA ADR (b)	6,087	212,741
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.9%
Allegro MicroSystems, Inc. (a)	9,886	288,671
Ambarella, Inc. (a)	5,491	453,117
Enphase Energy, Inc. (a)	4,266	150,974
indie Semiconductor, Inc. Class A (a) (b)	91,938	374,188
Intel Corp. (a)	9,341	313,391
NVIDIA Corp.	2,078	387,713
NXP Semiconductors NV	888	202,224
ON Semiconductor Corp. (a)	5,735	282,793
QUALCOMM, Inc.	1,863	309,929

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	9,273	$343,101
STMicroelectronics NV NY Reg Shrs	9,935	280,763
		3,386,864
SOFTWARE — 6.4%
Aurora Innovation, Inc. (a)	50,511	272,254
Karooooo Ltd.	940	53,693
Nebius Group NV (a)	3,881	435,720
Pony AI, Inc. ADR (a) (b)	23,479	528,043
Samsara, Inc. Class A (a)	4,565	170,046
		1,459,756
TOTAL COMMON STOCKS (Cost $28,033,519)		22,717,231
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	33,520	33,520
State Street Navigator Securities Lending Portfolio II (e) (f)	1,489,789	1,489,789
TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,309)		1,523,309
TOTAL INVESTMENTS — 106.3% (Cost $29,556,828)		24,240,540
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(1,435,556)
NET ASSETS — 100.0%		$22,804,984

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,717,231	$—	$—	$22,717,231
Short-Term Investments	1,523,309	—	—	1,523,309
TOTAL INVESTMENTS	$24,240,540	$—	$—	$24,240,540

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,615	$39,615	$85,930	$92,025	$—	$—	33,520	$33,520	$431
State Street Navigator Securities Lending Portfolio II	1,857,187	1,857,187	5,116,038	5,483,436	—	—	1,489,789	1,489,789	16,212
Total		$1,896,802	$5,201,968	$5,575,461	$—	$—		$1,523,309	$16,643
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Axon Enterprise, Inc. (a)	29	$20,812
AUTOMOBILES — 4.9%
Rivian Automotive, Inc. Class A (a)	720	10,570
Tesla, Inc. (a)	288	128,079
		138,649
BANKS — 1.9%
Bank of America Corp.	8	413
JPMorgan Chase & Co.	136	42,899
M&T Bank Corp.	10	1,976
Wells Fargo & Co.	99	8,298
		53,586
BEVERAGES — 0.3%
Brown-Forman Corp. Class B	175	4,739
Constellation Brands, Inc. Class A	3	404
Monster Beverage Corp. (a)	67	4,510
		9,653
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	86	19,912
Alnylam Pharmaceuticals, Inc. (a)	11	5,016
Amgen, Inc.	25	7,055
Biogen, Inc. (a)	9	1,261
BioMarin Pharmaceutical, Inc. (a)	21	1,137
Gilead Sciences, Inc.	9	999
Incyte Corp. (a)	14	1,187
Neurocrine Biosciences, Inc. (a)	8	1,123
Regeneron Pharmaceuticals, Inc.	7	3,936
Vertex Pharmaceuticals, Inc. (a)	15	5,875
		47,501
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	454	99,685
MercadoLibre, Inc. (a)	3	7,011
		106,696
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	2	983
Bank of New York Mellon Corp.	71	7,736
Blackrock, Inc.	3	3,498
Blackstone, Inc.	34	5,809
Cboe Global Markets, Inc.	14	3,433
Charles Schwab Corp.	132	12,602
CME Group, Inc.	34	9,186
Coinbase Global, Inc. Class A (a)	1	337
FactSet Research Systems, Inc.	5	1,432
Intercontinental Exchange, Inc.	45	7,582
KKR & Co., Inc.	32	4,158
Moody's Corp.	39	18,583
Nasdaq, Inc.	77	6,811
Northern Trust Corp.	23	3,096
S&P Global, Inc.	38	18,495
T. Rowe Price Group, Inc.	24	2,463
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	5	$555
		106,759
CHEMICALS — 1.6%
Sherwin-Williams Co.	130	45,014
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	22	4,516
Copart, Inc. (a)	78	3,507
Rollins, Inc.	62	3,642
Veralto Corp.	47	5,011
		16,676
COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	20	2,914
Cisco Systems, Inc.	192	13,137
F5, Inc. (a)	18	5,817
Motorola Solutions, Inc.	26	11,890
		33,758
CONSUMER FINANCE — 0.4%
American Express Co.	35	11,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Verizon Communications, Inc.	15	659
ELECTRIC UTILITIES — 0.7%
Edison International	374	20,675
ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	73	13,724
Rockwell Automation, Inc.	41	14,331
		28,055
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Trimble, Inc. (a)	50	4,082
ENTERTAINMENT — 1.2%
Liberty Media Corp.-Liberty Formula One Class C (a)	26	2,716
Netflix, Inc. (a)	25	29,973
Take-Two Interactive Software, Inc. (a)	4	1,033
		33,722
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	35	4,665
Block, Inc. (a)	9	650
Fiserv, Inc. (a)	12	1,547
Mastercard, Inc. Class A	119	67,688
PayPal Holdings, Inc. (a)	61	4,091
Visa, Inc. Class A	177	60,424
		139,065
GROUND TRANSPORTATION — 0.3%
Old Dominion Freight Line, Inc.	23	3,238
Uber Technologies, Inc. (a)	60	5,878
		9,116
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Boston Scientific Corp. (a)	82	8,006
Cooper Cos., Inc. (a)	26	1,782

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	8	$5,111
Insulet Corp. (a)	1	309
Intuitive Surgical, Inc. (a)	18	8,050
		23,258
HEALTH CARE PROVIDERS & SERVICES — 0.5%
UnitedHealth Group, Inc.	43	14,848
HEALTH CARE REITs — 0.6%
Alexandria Real Estate Equities, Inc. REIT	65	5,417
Healthpeak Properties, Inc. REIT	540	10,341
		15,758
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	2,681
HOTELS, RESTAURANTS & LEISURE — 1.6%
Airbnb, Inc. Class A (a)	46	5,585
Chipotle Mexican Grill, Inc. (a)	70	2,743
Hilton Worldwide Holdings, Inc.	4	1,038
McDonald's Corp.	82	24,919
Starbucks Corp.	71	6,007
Yum! Brands, Inc.	30	4,560
		44,852
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	31	7,633
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	60	5,258
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	164	18,781
INSURANCE — 3.2%
Aflac, Inc.	128	14,298
American Financial Group, Inc.	31	4,517
Aon PLC Class A	12	4,279
Arch Capital Group Ltd.	63	5,716
Arthur J Gallagher & Co.	9	2,788
Brown & Brown, Inc.	51	4,783
Chubb Ltd.	35	9,879
Cincinnati Financial Corp.	25	3,952
Erie Indemnity Co. Class A	6	1,909
Hartford Insurance Group, Inc.	29	3,868
Markel Group, Inc. (a)	2	3,823
Marsh & McLennan Cos., Inc.	49	9,875
MetLife, Inc.	40	3,295
Progressive Corp.	36	8,890
Travelers Cos., Inc.	7	1,955
W.R. Berkley Corp.	39	2,988
Willis Towers Watson PLC	11	3,800
		90,615
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A	172	41,813
Alphabet, Inc. Class C	335	81,589
Meta Platforms, Inc. Class A	112	82,251
Pinterest, Inc. Class A (a)	20	643
Snap, Inc. Class A (a)	39	301
		206,597
Security Description	Shares	Value
IT SERVICES — 2.0%
Accenture PLC Class A	41	$10,110
International Business Machines Corp.	152	42,888
MongoDB, Inc. (a)	1	310
Okta, Inc. (a)	8	734
Snowflake, Inc. Class A (a)	5	1,128
VeriSign, Inc.	5	1,398
		56,568
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	19	2,439
Danaher Corp.	55	10,904
Illumina, Inc. (a)	11	1,045
IQVIA Holdings, Inc. (a)	11	2,089
Mettler-Toledo International, Inc. (a)	6	7,366
Revvity, Inc.	27	2,367
Thermo Fisher Scientific, Inc.	25	12,125
Waters Corp. (a)	13	3,897
West Pharmaceutical Services, Inc.	19	4,984
		47,216
MACHINERY — 1.7%
Fortive Corp.	122	5,977
Graco, Inc.	31	2,634
IDEX Corp.	29	4,720
Ingersoll Rand, Inc.	10	826
Xylem, Inc.	236	34,810
		48,967
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	4	1,101
Trade Desk, Inc. Class A (a)	11	539
		1,640
OFFICE REITs — 0.4%
BXP, Inc. REIT	145	10,779
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	13	1,146
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	162	7,306
Eli Lilly & Co.	92	70,196
Johnson & Johnson	153	28,369
Merck & Co., Inc.	171	14,352
Pfizer, Inc.	251	6,396
Royalty Pharma PLC Class A	321	11,325
Zoetis, Inc.	97	14,193
		152,137
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	8	2,348
Booz Allen Hamilton Holding Corp.	6	600
Equifax, Inc.	10	2,565
Paychex, Inc.	27	3,423
Paycom Software, Inc.	1	208
TransUnion	3	251
Verisk Analytics, Inc.	14	3,521
		12,916

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.8%
AvalonBay Communities, Inc. REIT	52	$10,045
Equity Residential REIT	36	2,330
Essex Property Trust, Inc. REIT	37	9,904
		22,279
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	20	3,753
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.6%
Advanced Micro Devices, Inc. (a)	135	21,842
Analog Devices, Inc.	74	18,182
Broadcom, Inc.	216	71,261
First Solar, Inc. (a)	99	21,832
KLA Corp.	9	9,707
Marvell Technology, Inc.	531	44,641
Monolithic Power Systems, Inc.	3	2,762
NVIDIA Corp.	1,563	291,625
Texas Instruments, Inc.	81	14,882
		496,734
SOFTWARE — 11.9%
Adobe, Inc. (a)	29	10,230
Autodesk, Inc. (a)	23	7,306
Fortinet, Inc. (a)	35	2,943
HubSpot, Inc. (a)	1	468
Intuit, Inc.	24	16,390
Microsoft Corp.	407	210,806
Oracle Corp.	113	31,780
Palo Alto Networks, Inc. (a)	8	1,629
Roper Technologies, Inc.	7	3,491
Salesforce, Inc.	66	15,642
ServiceNow, Inc. (a)	28	25,768
Synopsys, Inc. (a)	11	5,427
Tyler Technologies, Inc. (a)	2	1,046
Workday, Inc. Class A (a)	8	1,926
Zoom Communications, Inc. (a)	7	577
		335,429
SPECIALIZED REITs — 3.8%
American Tower Corp. REIT	25	4,808
Digital Realty Trust, Inc. REIT	312	53,938
Equinix, Inc. REIT	62	48,561
		107,307
Security Description	Shares	Value
SPECIALTY RETAIL — 0.9%
Home Depot, Inc.	58	$23,501
Ulta Beauty, Inc. (a)	5	2,734
		26,235
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	772	196,574
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Lululemon Athletica, Inc. (a)	8	1,423
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	146	7,160
WATER UTILITIES — 0.9%
American Water Works Co., Inc.	180	25,054
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	6	1,436
TOTAL COMMON STOCKS (Cost $2,495,978)		2,811,138
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $5,050)	5,050	5,050
TOTAL INVESTMENTS — 100.0% (Cost $2,501,028)		2,816,188
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		1,306
NET ASSETS — 100.0%		$2,817,494
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,811,138	$—	$—	$2,811,138
Short-Term Investment	5,050	—	—	5,050
TOTAL INVESTMENTS	$2,816,188	$—	$—	$2,816,188

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707	$3,707	$10,255	$8,912	$—	$—	5,050	$5,050	$51
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	68	$48,799
Boeing Co. (a)	2,425	523,388
General Dynamics Corp.	3,898	1,329,218
General Electric Co.	34,931	10,507,943
HEICO Corp.	170	54,879
HEICO Corp. Class A	286	72,670
Howmet Aerospace, Inc.	11,456	2,248,011
L3Harris Technologies, Inc.	2,584	789,179
Lockheed Martin Corp.	16,915	8,444,137
Northrop Grumman Corp.	9,952	6,063,953
RTX Corp.	19,032	3,184,625
Textron, Inc.	3,475	293,603
TransDigm Group, Inc.	151	199,021
		33,759,426
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	2,185	289,294
Expeditors International of Washington, Inc.	6,005	736,153
FedEx Corp.	6,662	1,570,966
United Parcel Service, Inc. Class B	16,014	1,337,650
		3,934,063
AIRLINES — 0.0% *
Delta Air Lines, Inc.	5,280	299,640
United Airlines Holdings, Inc. (a)	2,969	286,508
		586,148
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	7,058	608,541
AUTOMOBILES — 0.7%
Ford Motor Co.	225,493	2,696,896
General Motors Co.	71,550	4,362,404
Rivian Automotive, Inc. Class A (a) (b)	5,778	84,821
Tesla, Inc. (a)	7,457	3,316,277
		10,460,398
BANKS — 3.3%
Bank of America Corp.	196,473	10,136,042
Citigroup, Inc.	75,350	7,648,025
Citizens Financial Group, Inc.	17,701	940,985
Fifth Third Bancorp	17,579	783,144
First Citizens BancShares, Inc. Class A	657	1,175,478
Huntington Bancshares, Inc.	41,280	712,906
JPMorgan Chase & Co.	48,467	15,287,946
KeyCorp	25,019	467,605
M&T Bank Corp.	4,897	967,745
PNC Financial Services Group, Inc.	10,956	2,201,389
Regions Financial Corp.	28,298	746,218
Truist Financial Corp.	42,048	1,922,435
U.S. Bancorp	43,129	2,084,425
Security Description	Shares	Value
Wells Fargo & Co.	73,510	$6,161,608
		51,235,951
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	6,743	182,600
Coca-Cola Co.	185,925	12,330,546
Constellation Brands, Inc. Class A	1,053	141,808
Keurig Dr. Pepper, Inc.	114,815	2,928,931
Molson Coors Beverage Co. Class B	4,965	224,666
Monster Beverage Corp. (a)	70,151	4,721,864
PepsiCo, Inc.	88,251	12,393,970
		32,924,385
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	26,059	6,033,701
Alnylam Pharmaceuticals, Inc. (a)	46	20,976
Amgen, Inc.	8,707	2,457,115
Biogen, Inc. (a)	3,796	531,744
BioMarin Pharmaceutical, Inc. (a)	16,341	885,028
Gilead Sciences, Inc.	44,367	4,924,737
Incyte Corp. (a)	31,048	2,633,181
Natera, Inc. (a)	96	15,453
Neurocrine Biosciences, Inc. (a)	13,265	1,862,141
Regeneron Pharmaceuticals, Inc.	3,811	2,142,811
United Therapeutics Corp. (a)	3,692	1,547,723
Vertex Pharmaceuticals, Inc. (a)	19,064	7,466,225
		30,520,835
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	52,455	11,517,544
eBay, Inc.	4,340	394,723
MercadoLibre, Inc. (a)	1,104	2,579,982
		14,492,249
BUILDING PRODUCTS — 0.5%
Allegion PLC	3,352	594,477
Builders FirstSource, Inc. (a)	3,479	421,829
Carlisle Cos., Inc.	1,669	549,034
Carrier Global Corp.	6,638	396,289
Johnson Controls International PLC	6,561	721,382
Lennox International, Inc.	1,495	791,393
Masco Corp.	2,139	150,564
Owens Corning	2,147	303,715
Trane Technologies PLC	7,679	3,240,231
		7,168,914
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	4,134	2,030,827
ARES Management Corp. Class A	762	121,836
Bank of New York Mellon Corp.	11,744	1,279,626
Blackrock, Inc.	5,004	5,834,013
Blackstone, Inc.	2,780	474,963
Carlyle Group, Inc. (b)	2,218	139,069
Cboe Global Markets, Inc.	22,914	5,619,658
Charles Schwab Corp.	13,403	1,279,584
CME Group, Inc.	29,291	7,914,135

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Coinbase Global, Inc. Class A (a)	529	$178,532
FactSet Research Systems, Inc.	1,248	357,540
Goldman Sachs Group, Inc.	5,103	4,063,774
Interactive Brokers Group, Inc. Class A	3,170	218,128
Intercontinental Exchange, Inc.	13,079	2,203,550
KKR & Co., Inc.	3,429	445,599
LPL Financial Holdings, Inc.	650	216,249
Moody's Corp.	5,204	2,479,602
Morgan Stanley	17,584	2,795,153
MSCI, Inc.	229	129,937
Nasdaq, Inc.	3,029	267,915
Northern Trust Corp.	3,878	521,979
Raymond James Financial, Inc.	2,840	490,184
Robinhood Markets, Inc. Class A (a)	1,318	188,711
S&P Global, Inc.	1,643	799,665
State Street Corp. (c)	6,984	810,214
T. Rowe Price Group, Inc.	10,521	1,079,875
Tradeweb Markets, Inc. Class A	8,004	888,284
		42,828,602
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2,260	616,347
CF Industries Holdings, Inc.	4,207	377,368
Corteva, Inc.	26,963	1,823,508
Dow, Inc.	31,494	722,158
DuPont de Nemours, Inc.	7,428	578,641
Ecolab, Inc.	1,417	388,060
International Flavors & Fragrances, Inc.	3,582	220,436
Linde PLC	22,714	10,789,150
LyondellBasell Industries NV Class A	11,357	556,947
PPG Industries, Inc.	3,340	351,067
RPM International, Inc.	1,280	150,886
Sherwin-Williams Co.	7,760	2,686,978
		19,261,546
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	12,667	2,600,028
Copart, Inc. (a)	28,867	1,298,149
Republic Services, Inc.	33,021	7,577,659
Rollins, Inc.	48,031	2,821,341
Veralto Corp.	8,470	902,987
Waste Connections, Inc.	42,223	7,422,803
Waste Management, Inc.	35,848	7,916,314
		30,539,281
COMMUNICATIONS EQUIPMENT — 2.6%
Arista Networks, Inc. (a)	52,779	7,690,428
Cisco Systems, Inc.	254,771	17,431,432
F5, Inc. (a)	12,807	4,139,094
Motorola Solutions, Inc.	22,666	10,364,935
		39,625,889
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,540	200,924
Security Description	Shares	Value
EMCOR Group, Inc.	1,864	$1,210,743
Quanta Services, Inc.	1,037	429,753
		1,841,420
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	9,912	1,188,449
Martin Marietta Materials, Inc.	419	264,087
Vulcan Materials Co.	929	285,779
		1,738,315
CONSUMER FINANCE — 0.3%
American Express Co.	4,750	1,577,760
Capital One Financial Corp.	8,419	1,789,711
SoFi Technologies, Inc. (a)	6,747	178,256
Synchrony Financial	10,443	741,975
		4,287,702
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Albertsons Cos., Inc. Class A	23,845	417,526
Costco Wholesale Corp.	15,933	14,748,063
Dollar General Corp.	5,778	597,156
Dollar Tree, Inc. (a)	4,184	394,844
Kroger Co.	75,457	5,086,556
Sysco Corp.	10,734	883,838
Target Corp.	14,179	1,271,856
Walmart, Inc.	77,349	7,971,588
		31,371,427
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	28,468	232,868
Avery Dennison Corp.	901	146,115
Ball Corp.	3,036	153,075
Crown Holdings, Inc.	1,885	182,072
International Paper Co.	8,942	414,909
Packaging Corp. of America	1,158	252,363
Smurfit WestRock PLC	12,835	546,386
		1,927,788
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,878	398,891
Pool Corp.	1,351	418,904
		817,795
DIVERSIFIED REITs — 0.0% *
WP Carey, Inc. REIT	3,646	246,360
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	354,332	10,006,336
Verizon Communications, Inc.	276,317	12,144,132
		22,150,468
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	10,991	740,903
American Electric Power Co., Inc.	29,121	3,276,113
Constellation Energy Corp.	1,886	620,626
Duke Energy Corp.	75,228	9,309,465
Edison International	10,779	595,863
Entergy Corp.	6,275	584,767
Evergy, Inc.	4,594	349,236

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Eversource Energy	5,610	$399,095
Exelon Corp.	18,648	839,347
FirstEnergy Corp.	9,152	419,345
NextEra Energy, Inc.	28,189	2,127,988
NRG Energy, Inc.	2,012	325,843
PG&E Corp.	52,034	784,673
PPL Corp.	18,121	673,376
Southern Co.	96,134	9,110,619
Xcel Energy, Inc.	42,920	3,461,498
		33,618,757
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	7,730	1,453,240
Eaton Corp. PLC	12,711	4,757,092
Emerson Electric Co.	5,404	708,897
GE Vernova, Inc.	1,155	710,209
Hubbell, Inc.	1,860	800,377
Rockwell Automation, Inc.	762	266,342
Vertiv Holdings Co. Class A	1,228	185,256
		8,881,413
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	99,128	12,267,090
CDW Corp.	9,134	1,454,864
Corning, Inc.	23,033	1,889,397
Jabil, Inc.	2,320	503,834
Keysight Technologies, Inc. (a)	1,376	240,690
TE Connectivity PLC	13,127	2,881,770
Teledyne Technologies, Inc. (a)	8,302	4,865,304
Trimble, Inc. (a)	2,023	165,178
Zebra Technologies Corp. Class A (a)	526	156,306
		24,424,433
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	17,165	836,279
Halliburton Co.	28,048	689,981
Schlumberger NV	30,496	1,048,147
		2,574,407
ENTERTAINMENT — 2.0%
Electronic Arts, Inc.	23,722	4,784,727
Liberty Media Corp.-Liberty Formula One Class C (a)	21,358	2,230,843
Live Nation Entertainment, Inc. (a)	1,251	204,413
Netflix, Inc. (a)	15,337	18,387,836
ROBLOX Corp. Class A (a)	261	36,154
Take-Two Interactive Software, Inc. (a)	430	111,095
Walt Disney Co.	21,895	2,506,978
Warner Bros Discovery, Inc. (a)	136,423	2,664,341
		30,926,387
FINANCIAL SERVICES — 4.8%
Affirm Holdings, Inc. (a)	600	43,848
Apollo Global Management, Inc.	3,104	413,670
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	32,317	$16,247,048
Block, Inc. (a)	7,844	566,886
Corebridge Financial, Inc.	10,068	322,679
Corpay, Inc. (a)	527	151,808
Equitable Holdings, Inc.	4,974	252,580
Fidelity National Information Services, Inc.	4,282	282,355
Fiserv, Inc. (a)	5,497	708,728
Global Payments, Inc.	7,023	583,471
Jack Henry & Associates, Inc.	2,559	381,112
Mastercard, Inc. Class A	43,483	24,733,565
PayPal Holdings, Inc. (a)	11,499	771,123
Toast, Inc. Class A (a)	488	17,817
Visa, Inc. Class A	82,286	28,090,795
		73,567,485
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	25,227	1,507,061
Bunge Global SA	9,298	755,463
General Mills, Inc.	31,882	1,607,490
Hershey Co.	15,108	2,825,951
Hormel Foods Corp.	25,492	630,672
J.M. Smucker Co.	2,031	220,567
Kellanova	50,765	4,163,745
Kraft Heinz Co.	63,232	1,646,561
McCormick & Co., Inc.	2,557	171,089
Mondelez International, Inc. Class A	79,597	4,972,425
Tyson Foods, Inc. Class A	64,018	3,476,177
		21,977,201
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	3,711	633,653
GROUND TRANSPORTATION — 0.5%
CSX Corp.	23,766	843,930
JB Hunt Transport Services, Inc.	1,405	188,509
Norfolk Southern Corp.	2,458	738,408
Old Dominion Freight Line, Inc.	7,046	991,936
Uber Technologies, Inc. (a)	31,199	3,056,566
U-Haul Holding Co.	2,039	103,785
Union Pacific Corp.	5,127	1,211,869
		7,135,003
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	93,804	12,564,108
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	601	75,257
Baxter International, Inc.	8,998	204,885
Becton Dickinson & Co.	8,248	1,543,778
Boston Scientific Corp. (a)	33,548	3,275,291
Cooper Cos., Inc. (a)	2,053	140,754
Dexcom, Inc. (a)	1,399	94,139
Edwards Lifesciences Corp. (a)	19,877	1,545,834
GE HealthCare Technologies, Inc.	6,718	504,522
Hologic, Inc. (a)	3,543	239,117
IDEXX Laboratories, Inc. (a)	3,188	2,036,781

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Insulet Corp. (a)	162	$50,014
Intuitive Surgical, Inc. (a)	10,231	4,575,610
Medtronic PLC	24,358	2,319,856
ResMed, Inc.	4,921	1,347,025
Solventum Corp. (a)	2,006	146,438
STERIS PLC	876	216,757
Stryker Corp.	1,819	672,430
Zimmer Biomet Holdings, Inc.	3,464	341,204
		31,893,837
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Cardinal Health, Inc.	12,044	1,890,426
Cencora, Inc.	32,475	10,149,412
Centene Corp. (a)	27,490	980,843
Cigna Group	11,321	3,263,278
CVS Health Corp.	66,463	5,010,646
DaVita, Inc. (a)	751	99,785
Elevance Health, Inc.	19,909	6,432,996
HCA Healthcare, Inc.	4,092	1,744,010
Humana, Inc.	4,453	1,158,537
Labcorp Holdings, Inc.	1,400	401,884
McKesson Corp.	14,214	10,980,884
Molina Healthcare, Inc. (a)	2,771	530,259
Quest Diagnostics, Inc.	1,422	271,005
UnitedHealth Group, Inc.	56,499	19,509,105
Universal Health Services, Inc. Class B	1,282	262,092
		62,685,162
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	3,890	324,192
Healthpeak Properties, Inc. REIT	12,624	241,750
Ventas, Inc. REIT	3,592	251,404
Welltower, Inc. REIT	22,384	3,987,486
		4,804,832
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	4,655	1,386,771
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	2,667	323,827
Booking Holdings, Inc.	126	680,308
Carnival Corp. (a)	10,144	293,263
Chipotle Mexican Grill, Inc. (a)	44,374	1,739,017
Darden Restaurants, Inc.	1,069	203,495
Domino's Pizza, Inc.	194	83,752
DoorDash, Inc. Class A (a)	5,473	1,488,601
DraftKings, Inc. Class A (a)	691	25,843
Expedia Group, Inc.	1,480	316,350
Flutter Entertainment PLC (a)	1,201	305,054
Hilton Worldwide Holdings, Inc.	796	206,514
Hyatt Hotels Corp. Class A	219	31,083
Las Vegas Sands Corp.	4,138	222,583
Marriott International, Inc. Class A	1,161	302,371
McDonald's Corp.	25,667	7,799,945
Royal Caribbean Cruises Ltd.	1,374	444,599
Starbucks Corp.	8,711	736,950
Security Description	Shares	Value
Yum! Brands, Inc.	37,081	$5,636,312
		20,839,867
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	15,047	2,550,015
Garmin Ltd.	5,331	1,312,599
Lennar Corp. Class A	7,520	947,821
NVR, Inc. (a)	144	1,156,991
PulteGroup, Inc.	11,280	1,490,426
		7,457,852
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	40,169	3,520,010
Clorox Co.	806	99,380
Colgate-Palmolive Co.	59,479	4,754,751
Kimberly-Clark Corp.	10,543	1,310,917
Procter & Gamble Co.	123,733	19,011,575
		28,696,633
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
Vistra Corp.	2,125	416,330
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	23,153	3,592,883
Honeywell International, Inc.	4,867	1,024,503
		4,617,386
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	10,305	1,180,129
INSURANCE — 4.3%
Aflac, Inc.	22,454	2,508,112
Allstate Corp.	23,539	5,052,646
American Financial Group, Inc.	3,044	443,572
American International Group, Inc.	16,018	1,258,054
Aon PLC Class A	8,418	3,001,690
Arch Capital Group Ltd.	44,961	4,079,312
Arthur J Gallagher & Co.	17,521	5,426,955
Brown & Brown, Inc.	1,443	135,339
Chubb Ltd.	33,617	9,488,398
Cincinnati Financial Corp.	2,708	428,135
Erie Indemnity Co. Class A	2,809	893,711
Everest Group Ltd.	1,322	463,004
Fidelity National Financial, Inc.	4,645	280,976
Hartford Insurance Group, Inc.	17,825	2,377,677
Loews Corp.	22,140	2,222,635
Markel Group, Inc. (a)	257	491,219
Marsh & McLennan Cos., Inc.	29,350	5,914,905
MetLife, Inc.	13,170	1,084,813
Principal Financial Group, Inc.	5,958	493,978
Progressive Corp.	32,514	8,029,332
Prudential Financial, Inc.	10,505	1,089,789
Travelers Cos., Inc.	22,788	6,362,865
W.R. Berkley Corp.	30,182	2,312,545
Willis Towers Watson PLC	7,370	2,545,966
		66,385,628

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A	117,403	$28,540,669
Alphabet, Inc. Class C	106,252	25,877,675
Meta Platforms, Inc. Class A	47,159	34,632,626
Pinterest, Inc. Class A (a)	4,293	138,106
Reddit, Inc. Class A (a)	98	22,539
Snap, Inc. Class A (a)	3,050	23,516
		89,235,131
IT SERVICES — 2.5%
Accenture PLC Class A	46,090	11,365,794
Akamai Technologies, Inc. (a)	16,169	1,224,963
Cloudflare, Inc. Class A (a)	162	34,763
Cognizant Technology Solutions Corp. Class A	71,909	4,822,937
Gartner, Inc. (a)	10,277	2,701,515
GoDaddy, Inc. Class A (a)	27,145	3,714,250
International Business Machines Corp.	36,253	10,229,146
MongoDB, Inc. (a)	84	26,072
Okta, Inc. (a)	954	87,482
Snowflake, Inc. Class A (a)	434	97,889
Twilio, Inc. Class A (a)	896	89,681
VeriSign, Inc.	15,796	4,416,088
		38,810,580
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	9,916	1,272,719
Danaher Corp.	6,075	1,204,430
Illumina, Inc. (a)	835	79,300
IQVIA Holdings, Inc. (a)	2,657	504,671
Mettler-Toledo International, Inc. (a)	104	127,671
Revvity, Inc.	1,738	152,336
Thermo Fisher Scientific, Inc.	4,058	1,968,211
Waters Corp. (a)	2,066	619,407
West Pharmaceutical Services, Inc.	2,553	669,728
		6,598,473
MACHINERY — 1.4%
Caterpillar, Inc.	18,648	8,897,893
CNH Industrial NV	26,545	288,013
Cummins, Inc.	5,842	2,467,486
Deere & Co.	2,875	1,314,623
Dover Corp.	1,275	212,708
Fortive Corp.	3,693	180,920
Graco, Inc.	5,916	502,623
IDEX Corp.	572	93,099
Illinois Tool Works, Inc.	12,505	3,260,804
Ingersoll Rand, Inc.	3,384	279,586
Nordson Corp.	344	78,071
Otis Worldwide Corp.	2,751	251,524
PACCAR, Inc.	8,921	877,113
Parker-Hannifin Corp.	769	583,017
Pentair PLC	5,976	661,902
Snap-on, Inc.	2,193	759,940
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	1,452	$291,082
Xylem, Inc.	2,031	299,573
		21,299,977
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	2,228	612,934
Comcast Corp. Class A	157,767	4,957,039
Fox Corp. Class A	3,831	241,583
Fox Corp. Class B	2,776	159,037
News Corp. Class A	6,217	190,924
Omnicom Group, Inc.	8,949	729,612
Trade Desk, Inc. Class A (a)	1,071	52,490
		6,943,619
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	18,980	744,396
Newmont Corp.	34,539	2,911,983
Nucor Corp.	8,892	1,204,243
Reliance, Inc.	1,114	312,845
Steel Dynamics, Inc.	3,693	514,915
		5,688,382
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	11,461	231,627
MULTI-UTILITIES — 1.4%
Ameren Corp.	17,381	1,814,229
CenterPoint Energy, Inc.	8,798	341,362
CMS Energy Corp.	18,621	1,364,174
Consolidated Edison, Inc.	69,201	6,956,085
Dominion Energy, Inc.	33,981	2,078,618
DTE Energy Co.	11,580	1,637,759
NiSource, Inc.	6,379	276,211
Public Service Enterprise Group, Inc.	6,645	554,592
Sempra	10,244	921,755
WEC Energy Group, Inc.	44,383	5,085,848
		21,030,633
OFFICE REITs — 0.0% *
BXP, Inc. REIT	2,258	167,860
OIL, GAS & CONSUMABLE FUELS — 3.7%
Cheniere Energy, Inc.	3,393	797,287
Chevron Corp.	60,575	9,406,692
ConocoPhillips	32,634	3,086,850
Coterra Energy, Inc.	45,571	1,077,754
Devon Energy Corp.	24,473	858,023
Diamondback Energy, Inc.	4,838	692,318
EOG Resources, Inc.	19,162	2,148,443
EQT Corp.	8,776	477,678
Expand Energy Corp.	30,828	3,275,167
Exxon Mobil Corp.	173,578	19,570,920
Kinder Morgan, Inc.	25,566	723,774
Marathon Petroleum Corp.	14,006	2,699,516

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	25,441	$1,202,087
ONEOK, Inc.	8,412	613,824
Phillips 66 Co.	19,126	2,601,519
Targa Resources Corp.	5,693	953,805
Texas Pacific Land Corp.	692	646,079
Valero Energy Corp.	16,874	2,872,967
Williams Cos., Inc.	36,138	2,289,342
		55,994,045
PERSONAL CARE PRODUCTS — 0.0% *
Estee Lauder Cos., Inc. Class A	3,515	309,742
Kenvue, Inc.	19,369	314,359
		624,101
PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	75,573	3,408,342
Eli Lilly & Co.	36,643	27,958,609
Johnson & Johnson	135,757	25,172,063
Merck & Co., Inc.	198,901	16,693,761
Pfizer, Inc.	192,984	4,917,232
Royalty Pharma PLC Class A	4,517	159,360
Zoetis, Inc.	16,466	2,409,305
		80,718,672
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	20,696	6,074,276
Booz Allen Hamilton Holding Corp.	4,388	438,581
Broadridge Financial Solutions, Inc.	1,620	385,835
Equifax, Inc.	750	192,398
Jacobs Solutions, Inc.	1,543	231,234
Leidos Holdings, Inc.	1,692	319,720
Paychex, Inc.	12,785	1,620,627
Paycom Software, Inc.	2,093	435,637
SS&C Technologies Holdings, Inc.	2,765	245,421
TransUnion	1,206	101,039
Verisk Analytics, Inc.	8,185	2,058,609
		12,103,377
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,754	591,480
CoStar Group, Inc. (a)	1,938	163,509
Zillow Group, Inc. Class C (a)	752	57,942
		812,931
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,473	115,477
AvalonBay Communities, Inc. REIT	1,368	264,257
Camden Property Trust REIT	1,199	128,029
Equity LifeStyle Properties, Inc. REIT	895	54,326
Equity Residential REIT	3,648	236,135
Essex Property Trust, Inc. REIT	481	128,744
Invitation Homes, Inc. REIT	5,900	173,047
Mid-America Apartment Communities, Inc. REIT	1,090	152,306
Security Description	Shares	Value
Sun Communities, Inc. REIT	1,511	$194,919
UDR, Inc. REIT	2,868	106,862
		1,554,102
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	9,782	213,737
Realty Income Corp. REIT	11,173	679,207
Regency Centers Corp. REIT	1,910	139,239
Simon Property Group, Inc. REIT	2,441	458,102
		1,490,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Advanced Micro Devices, Inc. (a)	9,654	1,561,921
Analog Devices, Inc.	9,346	2,296,312
Applied Materials, Inc.	31,887	6,528,544
Broadcom, Inc.	11,141	3,675,527
Entegris, Inc. (b)	1,584	146,457
First Solar, Inc. (a)	10,928	2,409,952
Intel Corp. (a)	86,867	2,914,388
KLA Corp.	5,782	6,236,465
Lam Research Corp.	51,006	6,829,704
Marvell Technology, Inc.	3,903	328,125
Microchip Technology, Inc.	5,837	374,852
Micron Technology, Inc.	11,538	1,930,538
Monolithic Power Systems, Inc.	1,829	1,683,851
NVIDIA Corp.	246,923	46,070,893
NXP Semiconductors NV	2,905	661,556
ON Semiconductor Corp. (a)	9,382	462,627
QUALCOMM, Inc.	48,962	8,145,318
Teradyne, Inc.	6,141	845,247
Texas Instruments, Inc.	43,921	8,069,605
		101,171,882
SOFTWARE — 9.6%
Adobe, Inc. (a)	28,619	10,095,352
AppLovin Corp. Class A (a)	8,284	5,952,385
Atlassian Corp. Class A (a)	88	14,054
Autodesk, Inc. (a)	9,738	3,093,471
Bentley Systems, Inc. Class B	29,866	1,537,502
Cadence Design Systems, Inc. (a)	11,317	3,975,209
Crowdstrike Holdings, Inc. Class A (a)	1,362	667,898
Datadog, Inc. Class A (a)	2,467	351,301
Docusign, Inc. (a)	991	71,441
Dynatrace, Inc. (a)	33,426	1,619,490
Fair Isaac Corp. (a)	1,738	2,600,969
Fortinet, Inc. (a)	58,827	4,946,174
Gen Digital, Inc.	59,063	1,676,799
HubSpot, Inc. (a)	1,912	894,434
Intuit, Inc.	17,711	12,095,019
Microsoft Corp.	93,062	48,201,463
Nutanix, Inc. Class A (a)	6,898	513,142
Oracle Corp.	16,470	4,632,023
Palantir Technologies, Inc. Class A (a)	9,702	1,769,839
Palo Alto Networks, Inc. (a)	16,141	3,286,630

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	22,718	$4,612,208
Roper Technologies, Inc.	14,558	7,259,929
Salesforce, Inc.	31,365	7,433,505
Samsara, Inc. Class A (a)	104	3,874
ServiceNow, Inc. (a)	8,554	7,872,075
Strategy, Inc. Class A (a)	463	149,183
Synopsys, Inc. (a)	9,974	4,921,072
Tyler Technologies, Inc. (a)	6,376	3,335,668
Workday, Inc. Class A (a)	9,299	2,238,548
Zoom Communications, Inc. (a)	9,282	765,765
Zscaler, Inc. (a)	77	23,074
		146,609,496
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	2,354	452,721
Crown Castle, Inc. REIT	2,517	242,865
Digital Realty Trust, Inc. REIT	2,583	446,549
Equinix, Inc. REIT	431	337,577
Extra Space Storage, Inc. REIT	1,906	268,632
Gaming & Leisure Properties, Inc. REIT	3,073	143,233
Iron Mountain, Inc. REIT	1,060	108,056
Public Storage REIT	1,176	339,688
SBA Communications Corp. REIT	564	109,049
VICI Properties, Inc. REIT	17,443	568,816
Weyerhaeuser Co. REIT	11,684	289,646
		3,306,832
SPECIALTY RETAIL — 2.2%
AutoZone, Inc. (a)	1,744	7,482,178
Best Buy Co., Inc.	12,598	952,661
Burlington Stores, Inc. (a)	570	145,065
Carvana Co. (a)	370	139,579
Dick's Sporting Goods, Inc.	1,083	240,664
Home Depot, Inc.	11,612	4,705,066
Lowe's Cos., Inc.	6,135	1,541,787
O'Reilly Automotive, Inc. (a)	47,844	5,158,062
Ross Stores, Inc.	2,674	407,491
TJX Cos., Inc.	73,007	10,552,432
Tractor Supply Co.	18,563	1,055,678
Ulta Beauty, Inc. (a)	1,849	1,010,941
Williams-Sonoma, Inc.	5,423	1,059,925
		34,451,529
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	195,667	49,822,688
Dell Technologies, Inc. Class C	3,953	560,417
Hewlett Packard Enterprise Co.	45,345	1,113,673
HP, Inc.	27,270	742,562
NetApp, Inc.	9,570	1,133,662
Pure Storage, Inc. Class A (a)	771	64,618
Seagate Technology Holdings PLC	1,164	274,774
Super Micro Computer, Inc. (a) (b)	17,347	831,615
Western Digital Corp.	4,312	517,699
		55,061,708
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	5,919	$600,009
Lululemon Athletica, Inc. (a)	4,497	800,151
NIKE, Inc. Class B	45,854	3,197,400
Tapestry, Inc.	2,015	228,138
		4,825,698
TOBACCO — 0.2%
Altria Group, Inc.	16,919	1,117,669
Philip Morris International, Inc.	12,836	2,081,999
		3,199,668
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	42,128	2,065,957
Ferguson Enterprises, Inc.	7,878	1,769,241
United Rentals, Inc.	803	766,592
Watsco, Inc. (b)	1,298	524,782
WW Grainger, Inc.	1,904	1,814,436
		6,941,008
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	3,623	504,285
Essential Utilities, Inc.	4,004	159,760
		664,045
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	36,014	8,621,031
TOTAL COMMON STOCKS (Cost $1,182,263,975)		1,524,587,361
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	5,390,431	5,390,431
State Street Navigator Securities Lending Portfolio II (c) (f)	872,428	872,428
TOTAL SHORT-TERM INVESTMENTS (Cost $6,262,859)		6,262,859
TOTAL INVESTMENTS — 100.0% (Cost $1,188,526,834)		1,530,850,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		112,244
NET ASSETS — 100.0%		$1,530,962,464
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	12/19/2025	$3,991,200	$4,043,250	$52,050

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,524,587,324	$37	$—	$1,524,587,361
Short-Term Investments	6,262,859	—	—	6,262,859
TOTAL INVESTMENTS	$1,530,850,183	$37	$—	$1,530,850,220
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$52,050	$—	$—	$52,050
TOTAL OTHER FINANCIAL INSTRUMENTS:	$52,050	$—	$—	$52,050

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	8,226	$874,753	$—	$141,180	$38,228	$38,413	6,984	$810,214	$6,252
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,950,008	2,950,008	8,374,955	5,934,532	—	—	5,390,431	5,390,431	39,427
State Street Navigator Securities Lending Portfolio II	2,043,805	2,043,805	15,870,883	17,042,260	—	—	872,428	872,428	849
Total		$5,868,566	$24,245,838	$23,117,972	$38,228	$38,413		$7,073,073	$46,528
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.2%
Tesla, Inc. (a)	69,773	$31,029,449
BROADLINE RETAIL — 9.6%
Alibaba Group Holding Ltd. ADR (b)	349,570	62,478,646
Amazon.com, Inc. (a)	134,114	29,447,411
PDD Holdings, Inc. ADR (a)	298,229	39,416,927
		131,342,984
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	519,498	35,544,053
ENTERTAINMENT — 2.9%
Netflix, Inc. (a)	33,189	39,790,956
GROUND TRANSPORTATION — 3.6%
Uber Technologies, Inc. (a)	508,417	49,809,613
HOTELS, RESTAURANTS & LEISURE — 2.3%
Booking Holdings, Inc.	5,843	31,547,935
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A	160,724	39,072,004
Meta Platforms, Inc. Class A	49,088	36,049,246
		75,121,250
IT SERVICES — 5.6%
International Business Machines Corp.	131,953	37,231,859
Shopify, Inc. Class A (a)	266,081	39,542,297
		76,774,156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.6%
Advanced Micro Devices, Inc. (a)	240,327	38,882,505
Applied Materials, Inc.	180,142	36,882,273
ARM Holdings PLC ADR (a) (b)	200,822	28,414,305
ASML Holding NV NY Reg Shrs	42,442	41,087,676
Broadcom, Inc.	135,511	44,706,434
Intel Corp. (a)	1,497,165	50,229,886
Lam Research Corp.	399,958	53,554,376
Micron Technology, Inc.	297,141	49,717,632
NVIDIA Corp.	226,844	42,324,553
QUALCOMM, Inc.	192,387	32,005,501
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	151,713	42,371,924
Texas Instruments, Inc.	158,919	29,198,188
		489,375,253
SOFTWARE — 27.7%
Adobe, Inc. (a)	65,480	23,098,070
Security Description	Shares	Value
AppLovin Corp. Class A (a)	93,886	$67,460,847
Intuit, Inc.	46,363	31,661,756
Microsoft Corp.	68,128	35,286,898
Oracle Corp.	175,642	49,397,556
Palantir Technologies, Inc. Class A (a)	400,484	73,056,291
Palo Alto Networks, Inc. (a)	154,898	31,540,331
Salesforce, Inc.	85,928	20,364,936
ServiceNow, Inc. (a)	27,205	25,036,217
Strategy, Inc. Class A (a) (b)	74,644	24,051,043
		380,953,945
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Apple, Inc.	122,918	31,298,610
TOTAL COMMON STOCKS (Cost $887,699,782)		1,372,588,204
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,673,373	1,673,373
State Street Navigator Securities Lending Portfolio II (e) (f)	30,347,964	30,347,964
TOTAL SHORT-TERM INVESTMENTS (Cost $32,021,337)		32,021,337
TOTAL INVESTMENTS — 102.2% (Cost $919,721,119)		1,404,609,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(30,468,631)
NET ASSETS — 100.0%		$1,374,140,910
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,372,588,204	$—	$—	$1,372,588,204
Short-Term Investments	32,021,337	—	—	32,021,337
TOTAL INVESTMENTS	$1,404,609,541	$—	$—	$1,404,609,541

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	866,903	$866,903	$2,330,016	$1,523,546	$—	$—	1,673,373	$1,673,373	$17,155
State Street Navigator Securities Lending Portfolio II	529,726	529,726	130,925,125	101,106,887	—	—	30,347,964	30,347,964	7,555
Total		$1,396,629	$133,255,141	$102,630,433	$—	$—		$32,021,337	$24,710
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
AeroVironment, Inc. (a) (b)	146,462	$46,119,419
ATI, Inc. (a)	634,529	51,612,589
BWX Technologies, Inc.	420,784	77,579,946
Curtiss-Wright Corp.	173,476	94,187,060
Hexcel Corp.	366,289	22,966,320
Kratos Defense & Security Solutions, Inc. (a)	777,096	71,003,262
Woodward, Inc.	276,068	69,765,144
		433,233,740
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a) (b)	527,005	27,873,294
AIRLINES — 0.4%
Alaska Air Group, Inc. (a) (b)	530,867	26,426,559
American Airlines Group, Inc. (a) (b)	3,037,681	34,143,535
		60,570,094
AUTO COMPONENTS — 0.8%
Autoliv, Inc.	325,319	40,176,896
Gentex Corp.	1,010,461	28,596,046
Goodyear Tire & Rubber Co. (a) (b)	1,316,872	9,850,203
Lear Corp. (b)	244,954	24,644,822
Visteon Corp.	125,571	15,050,940
		118,318,907
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	559,583	15,612,366
Thor Industries, Inc. (b)	244,945	25,398,347
		41,010,713
BANKS — 6.6%
Associated Banc-Corp.	752,157	19,337,956
Bank OZK	487,358	24,845,511
Cadence Bank	857,715	32,198,621
Columbia Banking System, Inc. (b)	1,376,732	35,437,082
Comerica, Inc.	591,701	40,543,353
Commerce Bancshares, Inc.	571,324	34,142,322
Cullen/Frost Bankers, Inc.	296,136	37,541,161
East West Bancorp, Inc.	634,484	67,540,822
First Financial Bankshares, Inc.	599,506	20,173,377
First Horizon Corp.	2,337,520	52,851,327
Flagstar Financial, Inc. (b)	1,377,488	15,909,986
FNB Corp.	1,653,395	26,636,193
Glacier Bancorp, Inc. (b)	545,788	26,563,502
Hancock Whitney Corp.	390,200	24,430,422
Home BancShares, Inc.	843,787	23,879,172
International Bancshares Corp.	248,965	17,116,344
Old National Bancorp (b)	1,605,567	35,242,196
Pinnacle Financial Partners, Inc.	354,010	33,202,598
Prosperity Bancshares, Inc.	437,352	29,018,305
Southstate Bank Corp.	465,695	46,043,265
Synovus Financial Corp.	639,008	31,362,513
Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	210,646	$17,805,906
UMB Financial Corp.	328,564	38,885,549
United Bankshares, Inc.	650,544	24,206,742
Valley National Bancorp	2,216,044	23,490,066
Webster Financial Corp.	765,078	45,476,236
Western Alliance Bancorp	476,584	41,329,365
Wintrust Financial Corp.	308,216	40,820,127
Zions Bancorp NA	679,610	38,452,334
		944,482,353
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	36,399	7,695,477
Celsius Holdings, Inc. (a)	736,273	42,328,335
Coca-Cola Consolidated, Inc.	277,227	32,479,915
		82,503,727
BIOTECHNOLOGY — 2.4%
BioMarin Pharmaceutical, Inc. (a)	883,985	47,876,628
Cytokinetics, Inc. (a) (b)	550,880	30,276,365
Exelixis, Inc. (a)	1,239,346	51,184,990
Halozyme Therapeutics, Inc. (a)	538,472	39,491,536
Neurocrine Biosciences, Inc. (a)	456,610	64,098,912
Roivant Sciences Ltd. (a) (b)	1,980,584	29,966,236
United Therapeutics Corp. (a)	208,192	87,276,168
		350,170,835
BROADLINE RETAIL — 0.4%
Macy's, Inc. (b)	1,250,100	22,414,293
Ollie's Bargain Outlet Holdings, Inc. (a)	282,389	36,258,748
		58,673,041
BUILDING PRODUCTS — 2.1%
AAON, Inc. (b)	311,537	29,110,017
Advanced Drainage Systems, Inc.	329,333	45,678,487
Carlisle Cos., Inc.	196,350	64,591,296
Fortune Brands Innovations, Inc.	552,626	29,504,702
Owens Corning	385,013	54,463,939
Simpson Manufacturing Co., Inc. (b)	191,588	32,083,327
Trex Co., Inc. (a)	493,666	25,507,722
UFP Industries, Inc.	269,633	25,207,989
		306,147,479
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	130,800	31,186,644
Carlyle Group, Inc. (b)	1,198,948	75,174,040
Evercore, Inc. Class A	177,681	59,935,355
Federated Hermes, Inc.	340,289	17,671,208
Hamilton Lane, Inc. Class A	186,241	25,103,424
Houlihan Lokey, Inc.	250,306	51,392,828
Janus Henderson Group PLC	574,455	25,568,992
Jefferies Financial Group, Inc.	759,717	49,700,686
Morningstar, Inc.	112,607	26,125,950

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	432,539	$36,700,934
Stifel Financial Corp.	470,389	53,375,040
		451,935,101
CHEMICALS — 1.4%
Ashland, Inc.	210,422	10,081,318
Avient Corp.	421,433	13,886,217
Axalta Coating Systems Ltd. (a)	997,030	28,534,999
Cabot Corp.	244,945	18,628,067
NewMarket Corp.	35,808	29,656,544
Olin Corp.	527,778	13,189,172
RPM International, Inc.	591,020	69,669,438
Scotts Miracle-Gro Co.	204,953	11,672,073
Westlake Corp. (b)	153,522	11,830,405
		207,148,233
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	191,794	22,413,047
Clean Harbors, Inc. (a)	232,090	53,895,940
MSA Safety, Inc.	169,401	29,148,830
RB Global, Inc. (b)	854,443	92,587,443
Tetra Tech, Inc.	1,209,741	40,381,155
		238,426,415
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	650,830	94,806,406
Lumentum Holdings, Inc. (a) (b)	321,341	52,285,394
		147,091,800
CONSTRUCTION & ENGINEERING — 2.8%
AECOM	609,731	79,551,604
API Group Corp. (a)	1,704,016	58,567,030
Comfort Systems USA, Inc.	162,051	133,721,244
Fluor Corp. (a)	744,251	31,310,640
MasTec, Inc. (a)	282,235	60,062,430
Valmont Industries, Inc.	90,865	35,231,086
		398,444,034
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc. (b)	149,395	34,815,011
Knife River Corp. (a) (b)	260,868	20,052,923
		54,867,934
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,289,538	50,549,890
FirstCash Holdings, Inc.	179,743	28,474,886
SLM Corp. (b)	959,787	26,566,904
		105,591,680
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Albertsons Cos., Inc. Class A	1,855,697	32,493,254
BJ's Wholesale Club Holdings, Inc. (a)	607,926	56,689,100
Casey's General Stores, Inc.	171,168	96,764,694
Maplebear, Inc. (a) (b)	848,957	31,207,659
Performance Food Group Co. (a)	720,555	74,966,542
Sprouts Farmers Market, Inc. (a)	449,919	48,951,187
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	1,036,617	$79,425,595
		420,498,031
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	303,285	40,537,073
Crown Holdings, Inc.	529,620	51,155,996
Graphic Packaging Holding Co.	1,363,831	26,690,172
Greif, Inc. Class A	120,297	7,188,949
Silgan Holdings, Inc.	408,816	17,583,176
Sonoco Products Co.	454,056	19,565,273
		162,720,639
DIVERSIFIED CONSUMER SERVICES — 1.3%
Duolingo, Inc. (a)	182,732	58,810,467
Graham Holdings Co. Class B	15,630	18,401,355
Grand Canyon Education, Inc. (a)	127,693	28,031,167
H&R Block, Inc.	616,357	31,169,174
Service Corp. International	645,616	53,728,164
		190,140,327
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	1,008,185	68,123,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	1,152,362	43,040,721
Iridium Communications, Inc. (b)	488,511	8,529,402
		51,570,123
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	266,558	17,699,451
IDACORP, Inc. (b)	248,770	32,874,956
OGE Energy Corp.	927,182	42,900,711
Portland General Electric Co. (b)	504,379	22,192,676
TXNM Energy, Inc.	436,625	24,691,144
		140,358,938
ELECTRICAL EQUIPMENT — 1.8%
Acuity, Inc.	139,707	48,113,694
EnerSys	172,476	19,482,889
NEXTracker, Inc. Class A (a)	679,819	50,299,808
nVent Electric PLC	740,938	73,086,124
Regal Rexnord Corp.	305,574	43,831,534
Sensata Technologies Holding PLC (b)	670,465	20,482,706
		255,296,755
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	237,094	28,688,374
Avnet, Inc.	386,060	20,183,217
Belden, Inc.	182,389	21,935,925
Cognex Corp.	772,965	35,015,315
Coherent Corp. (a)	715,592	77,083,570
Crane NXT Co. (b)	227,321	15,246,419
Fabrinet (a)	164,962	60,148,444
Flex Ltd. (a)	1,727,894	100,166,015
IPG Photonics Corp. (a) (b)	116,614	9,234,663

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Littelfuse, Inc.	114,100	$29,553,041
Novanta, Inc. (a)	165,615	16,586,342
TD SYNNEX Corp.	353,297	57,852,384
Vontier Corp.	675,351	28,344,482
		500,038,191
ENERGY EQUIPMENT & SERVICES — 0.9%
NOV, Inc. (b)	1,709,650	22,652,863
TechnipFMC PLC	1,892,215	74,647,882
Valaris Ltd. (a) (b)	304,907	14,870,314
Weatherford International PLC	330,714	22,630,759
		134,801,818
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A (b)	671,634	22,875,854
FINANCIAL SERVICES — 1.7%
Equitable Holdings, Inc.	1,378,963	70,023,741
Essent Group Ltd.	453,613	28,831,642
Euronet Worldwide, Inc. (a)	177,399	15,577,406
MGIC Investment Corp.	1,061,255	30,107,804
Shift4 Payments, Inc. Class A (a) (b)	309,801	23,978,598
Voya Financial, Inc.	443,869	33,201,401
Western Union Co. (b)	1,486,851	11,879,940
WEX, Inc. (a) (b)	157,728	24,846,892
		238,447,424
FOOD PRODUCTS — 0.8%
Darling Ingredients, Inc. (a)	728,246	22,480,954
Flowers Foods, Inc.	972,004	12,684,652
Ingredion, Inc.	295,478	36,080,819
Marzetti Co.	93,931	16,230,337
Pilgrim's Pride Corp.	196,842	8,015,406
Post Holdings, Inc. (a)	220,072	23,653,339
		119,145,507
GAS UTILITIES — 1.1%
National Fuel Gas Co.	416,017	38,427,490
New Jersey Resources Corp.	462,447	22,266,823
ONE Gas, Inc.	276,215	22,356,842
Southwest Gas Holdings, Inc.	294,931	23,104,895
Spire, Inc.	271,732	22,151,593
UGI Corp.	989,452	32,909,173
		161,216,816
GROUND TRANSPORTATION — 1.4%
Avis Budget Group, Inc. (a) (b)	77,754	12,485,349
Knight-Swift Transportation Holdings, Inc.	747,203	29,521,990
Landstar System, Inc.	159,546	19,553,958
Ryder System, Inc.	187,777	35,422,253
Saia, Inc. (a)	122,610	36,704,530
XPO, Inc. (a) (b)	542,146	70,083,213
		203,771,293
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Dentsply Sirona, Inc.	918,376	11,654,191
Security Description	Shares	Value
Envista Holdings Corp. (a)	765,046	$15,583,987
Globus Medical, Inc. Class A (a)	518,496	29,694,266
Haemonetics Corp. (a)	221,788	10,809,947
Lantheus Holdings, Inc. (a) (b)	313,015	16,054,539
LivaNova PLC (a)	251,367	13,166,604
Masimo Corp. (a) (b)	212,860	31,407,493
Penumbra, Inc. (a) (b)	179,550	45,483,606
		173,854,633
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Chemed Corp.	67,073	30,031,265
Encompass Health Corp.	463,695	58,898,539
Ensign Group, Inc.	263,725	45,563,768
HealthEquity, Inc. (a)	398,098	37,727,747
Hims & Hers Health, Inc. (a) (b)	951,848	53,988,819
Option Care Health, Inc. (a)	747,171	20,741,467
Tenet Healthcare Corp. (a)	406,745	82,585,505
		329,537,110
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT (b)	1,618,693	29,185,035
Omega Healthcare Investors, Inc. REIT	1,358,086	57,338,391
Sabra Health Care REIT, Inc.	1,103,945	20,577,535
		107,100,961
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	627,948	45,934,396
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	920,337	10,197,334
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark (b)	1,210,097	46,467,725
Boyd Gaming Corp.	273,154	23,614,163
Cava Group, Inc. (a) (b)	459,072	27,732,539
Choice Hotels International, Inc. (b)	95,150	10,172,486
Churchill Downs, Inc.	306,688	29,751,803
Hilton Grand Vacations, Inc. (a) (b)	283,980	11,873,204
Hyatt Hotels Corp. Class A (b)	194,915	27,664,286
Light & Wonder, Inc. (a) (b)	386,471	32,440,376
Marriott Vacations Worldwide Corp. (b)	127,426	8,481,475
Planet Fitness, Inc. Class A (a)	386,334	40,101,469
Texas Roadhouse, Inc.	305,926	50,829,605
Travel & Leisure Co.	298,856	17,778,943
Vail Resorts, Inc. (b)	171,036	25,581,855
Wingstop, Inc. (b)	128,569	32,358,246
Wyndham Hotels & Resorts, Inc.	351,523	28,086,688
		412,934,863
HOUSEHOLD DURABLES — 1.8%
KB Home	313,271	19,936,566
Somnigroup International, Inc. (b)	966,254	81,484,200

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	455,060	$30,038,510
Toll Brothers, Inc.	451,999	62,439,142
TopBuild Corp. (a) (b)	128,816	50,349,022
Whirlpool Corp.	257,313	20,224,802
		264,472,242
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Ormat Technologies, Inc.	279,564	26,908,035
Talen Energy Corp. (a) (b)	210,326	89,468,474
		116,376,509
INDUSTRIAL REITs — 1.0%
EastGroup Properties, Inc. REIT	245,196	41,501,875
First Industrial Realty Trust, Inc. REIT	609,544	31,373,230
Rexford Industrial Realty, Inc. REIT (b)	1,087,059	44,688,996
STAG Industrial, Inc. REIT (b)	859,498	30,331,684
		147,895,785
INSURANCE — 4.2%
American Financial Group, Inc.	318,641	46,432,366
Brighthouse Financial, Inc. (a)	263,099	13,965,295
CNO Financial Group, Inc.	446,254	17,649,346
Fidelity National Financial, Inc.	1,175,879	71,128,921
First American Financial Corp.	468,649	30,106,012
Hanover Insurance Group, Inc. (b)	164,687	29,912,100
Kemper Corp.	285,769	14,731,392
Kinsale Capital Group, Inc.	101,893	43,331,017
Old Republic International Corp.	1,052,359	44,693,687
Primerica, Inc.	149,130	41,396,996
Reinsurance Group of America, Inc.	304,293	58,463,814
RenaissanceRe Holdings Ltd.	216,674	55,020,029
RLI Corp.	422,750	27,571,755
Ryan Specialty Holdings, Inc. (b)	518,716	29,234,834
Selective Insurance Group, Inc.	280,145	22,711,355
Unum Group	721,362	56,107,536
		602,456,455
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	1,290,863	14,083,315
IT SERVICES — 1.3%
ASGN, Inc. (a)	201,638	9,547,559
Kyndryl Holdings, Inc. (a) (b)	1,064,129	31,955,794
Okta, Inc. (a)	769,565	70,569,111
Twilio, Inc. Class A (a)	706,381	70,701,674
		182,774,138
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp. (b)	300,770	19,020,695
Mattel, Inc. (a)	1,483,310	24,964,107
Polaris, Inc. (b)	245,904	14,294,400
YETI Holdings, Inc. (a) (b)	373,918	12,406,599
		70,685,801
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Avantor, Inc. (a)	3,138,546	$39,169,054
Bio-Rad Laboratories, Inc. Class A (a) (b)	84,043	23,564,817
Bruker Corp. (b)	509,867	16,565,579
Illumina, Inc. (a) (b)	707,597	67,200,487
Medpace Holdings, Inc. (a)	102,161	52,527,099
Repligen Corp. (a)	243,440	32,540,625
Sotera Health Co. (a) (b)	810,744	12,753,003
		244,320,664
MACHINERY — 5.1%
AGCO Corp. (b)	285,138	30,529,726
Chart Industries, Inc. (a)	203,398	40,710,110
CNH Industrial NV	4,088,489	44,360,106
Crane Co.	225,197	41,467,776
Donaldson Co., Inc.	536,433	43,907,041
Esab Corp.	262,665	29,350,187
Flowserve Corp.	602,089	31,995,009
Graco, Inc.	762,815	64,808,762
ITT, Inc.	359,074	64,188,068
Lincoln Electric Holdings, Inc.	254,076	59,918,743
Middleby Corp. (a) (b)	214,669	28,535,950
Mueller Industries, Inc.	509,621	51,527,779
Oshkosh Corp.	294,650	38,216,105
RBC Bearings, Inc. (a)	144,702	56,475,743
Terex Corp. (b)	302,000	15,492,600
Timken Co. (b)	291,759	21,934,442
Toro Co.	454,303	34,617,889
Watts Water Technologies, Inc. Class A	126,207	35,247,091
		733,283,127
MARINE — 0.2%
Kirby Corp. (a)	256,883	21,436,886
MEDIA — 0.8%
EchoStar Corp. Class A (a) (b)	619,084	47,273,254
New York Times Co. Class A	745,961	42,818,162
Nexstar Media Group, Inc. (b)	131,188	25,941,115
		116,032,531
METALS & MINING — 2.2%
Alcoa Corp.	1,191,963	39,203,663
Carpenter Technology Corp.	229,507	56,353,149
Cleveland-Cliffs, Inc. (a) (b)	2,277,426	27,784,597
Commercial Metals Co.	515,314	29,517,186
MP Materials Corp. (a)	619,624	41,558,182
Reliance, Inc.	242,121	67,994,840
Royal Gold, Inc. (b)	303,056	60,786,973
		323,198,590
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT (b)	2,955,925	59,739,244

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT (b)	1,588,784	$30,774,746
		90,513,990
MULTI-UTILITIES — 0.3%
Black Hills Corp.	335,399	20,657,224
Northwestern Energy Group, Inc.	282,627	16,564,769
		37,221,993
OFFICE REITs — 0.6%
COPT Defense Properties REIT (b)	518,770	15,075,456
Cousins Properties, Inc. REIT	773,281	22,378,752
Kilroy Realty Corp. REIT (b)	503,410	21,269,073
Vornado Realty Trust REIT (b)	742,653	30,099,726
		88,823,007
OIL, GAS & CONSUMABLE FUELS — 3.1%
Antero Midstream Corp.	1,542,022	29,976,908
Antero Resources Corp. (a)	1,351,123	45,343,688
Chord Energy Corp.	263,583	26,192,243
Civitas Resources, Inc. (b)	383,908	12,477,010
CNX Resources Corp. (a) (b)	651,068	20,912,304
DT Midstream, Inc.	467,702	52,878,388
HF Sinclair Corp.	732,088	38,317,486
Matador Resources Co.	538,739	24,205,543
Murphy Oil Corp. (b)	617,674	17,548,118
Ovintiv, Inc.	1,183,320	47,782,461
PBF Energy, Inc. Class A	378,169	11,409,359
Permian Resources Corp.	3,218,477	41,196,506
Range Resources Corp.	1,096,555	41,274,330
Viper Energy, Inc. Class A	776,749	29,687,347
		439,201,691
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	291,750	25,919,070
PERSONAL CARE PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	579,957	21,081,437
Coty, Inc. Class A (a) (b)	1,686,637	6,814,013
elf Beauty, Inc. (a) (b)	273,066	36,175,784
		64,071,234
PHARMACEUTICALS — 0.7%
Elanco Animal Health, Inc. (a) (b)	2,287,184	46,063,886
Jazz Pharmaceuticals PLC (a)	279,272	36,808,050
Perrigo Co. PLC	633,391	14,105,617
		96,977,553
PROFESSIONAL SERVICES — 2.6%
CACI International, Inc. Class A (a) (b)	101,244	50,498,482
Concentrix Corp. (b)	206,006	9,507,177
ExlService Holdings, Inc. (a)	743,561	32,738,991
Exponent, Inc.	232,483	16,152,919
FTI Consulting, Inc. (a)	146,151	23,625,309
Genpact Ltd.	746,124	31,255,134
Insperity, Inc.	164,776	8,106,979
KBR, Inc.	593,150	28,050,063
Security Description	Shares	Value
Maximus, Inc.	259,432	$23,704,302
Parsons Corp. (a) (b)	245,827	20,383,975
Paylocity Holding Corp. (a)	205,702	32,762,158
Science Applications International Corp.	215,792	21,443,251
TransUnion	896,787	75,132,815
		373,361,555
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	218,114	65,059,044
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	1,503,383	49,987,485
Equity LifeStyle Properties, Inc. REIT	892,170	54,154,719
Independence Realty Trust, Inc. REIT (b)	1,074,622	17,613,054
		121,755,258
RETAIL REITs — 0.9%
Agree Realty Corp. REIT (b)	508,565	36,128,458
Brixmor Property Group, Inc. REIT	1,409,181	39,006,130
Kite Realty Group Trust REIT	1,012,148	22,570,900
NNN REIT, Inc.	869,100	36,997,587
		134,703,075
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Allegro MicroSystems, Inc. (a) (b)	570,768	16,666,426
Amkor Technology, Inc.	523,371	14,863,736
Cirrus Logic, Inc. (a)	236,317	29,608,157
Entegris, Inc. (b)	697,927	64,530,330
Lattice Semiconductor Corp. (a) (b)	630,215	46,207,364
MACOM Technology Solutions Holdings, Inc. (a)	294,856	36,706,624
MKS, Inc. (b)	309,197	38,269,313
Onto Innovation, Inc. (a)	225,604	29,152,549
Power Integrations, Inc.	258,236	10,383,670
Rambus, Inc. (a) (b)	495,347	51,615,157
Silicon Laboratories, Inc. (a)	151,069	19,809,678
Synaptics, Inc. (a)	177,439	12,126,181
Universal Display Corp.	203,532	29,233,301
		399,172,486
SOFTWARE — 3.9%
Appfolio, Inc. Class A (a)	105,298	29,026,447
Bill Holdings, Inc. (a) (b)	422,133	22,360,385
Blackbaud, Inc. (a)	171,265	11,014,052
Commvault Systems, Inc. (a)	204,690	38,641,378
Docusign, Inc. (a)	930,236	67,060,713
Dolby Laboratories, Inc. Class A	281,672	20,384,603
Dropbox, Inc. Class A (a)	852,071	25,741,065
Dynatrace, Inc. (a)	1,388,039	67,250,490
Guidewire Software, Inc. (a)	387,605	89,094,885
Manhattan Associates, Inc. (a)	278,368	57,059,873

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Nutanix, Inc. Class A (a)	1,234,164	$91,809,460
Pegasystems, Inc. (b)	422,341	24,284,607
Qualys, Inc. (a)	166,173	21,989,673
		565,717,631
SPECIALIZED REITs — 1.5%
CubeSmart REIT	1,049,811	42,685,315
EPR Properties REIT	350,430	20,328,444
Gaming & Leisure Properties, Inc. REIT	1,300,224	60,603,441
Lamar Advertising Co. Class A REIT (b)	399,614	48,920,746
National Storage Affiliates Trust REIT	325,037	9,822,618
PotlatchDeltic Corp. REIT	327,333	13,338,820
Rayonier, Inc. REIT	652,934	17,328,868
		213,028,252
SPECIALTY RETAIL — 3.6%
Abercrombie & Fitch Co. Class A (a)	219,347	18,765,136
AutoNation, Inc. (a)	130,194	28,482,541
Bath & Body Works, Inc.	974,206	25,095,547
Burlington Stores, Inc. (a)	286,859	73,005,615
Chewy, Inc. Class A (a)	1,026,165	41,508,374
Dick's Sporting Goods, Inc.	307,786	68,396,205
Five Below, Inc. (a)	253,456	39,209,643
Floor & Decor Holdings, Inc. Class A (a) (b)	495,790	36,539,723
GameStop Corp. Class A (a)	1,894,653	51,686,134
Gap, Inc.	1,047,663	22,409,512
Lithia Motors, Inc.	118,004	37,289,264
Murphy USA, Inc. (b)	80,819	31,378,785
Penske Automotive Group, Inc. (b)	85,135	14,805,828
RH (a) (b)	70,712	14,365,850
Valvoline, Inc. (a)	585,185	21,013,993
		523,952,150
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Pure Storage, Inc. Class A (a)	1,429,401	119,798,098
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings Ltd. (a)	548,061	10,917,375
Columbia Sportswear Co. (b)	118,523	6,198,753
Crocs, Inc. (a) (b)	251,440	21,007,812
PVH Corp. (b)	221,313	18,539,390
Under Armour, Inc. Class A (a) (b)	896,813	4,475,097
Under Armour, Inc. Class C (a) (b)	558,272	2,696,454
Security Description	Shares	Value
VF Corp. (b)	1,510,576	$21,797,611
		85,632,492
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	175,336	45,771,463
Core & Main, Inc. Class A (a)	873,121	47,000,103
GATX Corp.	163,906	28,650,769
MSC Industrial Direct Co., Inc. Class A	210,757	19,419,150
Watsco, Inc. (b)	160,684	64,964,541
WESCO International, Inc.	224,045	47,385,518
		253,191,544
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	1,291,201	51,518,920
TOTAL COMMON STOCKS (Cost $12,209,555,329)		14,361,688,539
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	10,929,759	10,929,759
State Street Navigator Securities Lending Portfolio II (e) (f)	623,096,984	623,096,984
TOTAL SHORT-TERM INVESTMENTS (Cost $634,026,743)		634,026,743
TOTAL INVESTMENTS — 104.2% (Cost $12,843,582,072)		14,995,715,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(609,585,325)
NET ASSETS — 100.0%		$14,386,129,957
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 400™ MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index (long)	49	12/19/2025	$16,213,854	$16,102,380	$(111,474)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,361,688,539	$—	$—	$14,361,688,539
Short-Term Investments	634,026,743	—	—	634,026,743
TOTAL INVESTMENTS	$14,995,715,282	$—	$—	$14,995,715,282
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(111,474)	$—	$—	$(111,474)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(111,474)	$—	$—	$(111,474)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,277,222	$7,277,222	$134,211,003	$130,558,466	$—	$—	10,929,759	$10,929,759	$108,627
State Street Navigator Securities Lending Portfolio II	477,291,052	477,291,052	1,536,899,508	1,391,093,576	—	—	623,096,984	623,096,984	329,992
Total		$484,568,274	$1,671,110,511	$1,521,652,042	$—	$—		$634,026,743	$438,619
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Axon Enterprise, Inc. (a)	119,491	$85,751,521
Boeing Co. (a)	1,148,843	247,954,785
General Dynamics Corp.	383,244	130,686,204
General Electric Co.	1,611,288	484,707,656
Howmet Aerospace, Inc.	612,558	120,202,256
Huntington Ingalls Industries, Inc.	59,357	17,089,474
L3Harris Technologies, Inc.	284,453	86,874,791
Lockheed Martin Corp.	312,283	155,894,796
Northrop Grumman Corp.	204,678	124,714,399
RTX Corp.	2,034,263	340,393,228
Textron, Inc.	271,257	22,918,504
TransDigm Group, Inc.	85,663	112,905,547
		1,930,093,161
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	180,155	23,852,522
Expeditors International of Washington, Inc.	206,418	25,304,782
FedEx Corp.	329,723	77,751,981
United Parcel Service, Inc. Class B	1,120,272	93,576,320
		220,485,605
AIRLINES — 0.1%
Delta Air Lines, Inc.	985,199	55,910,043
Southwest Airlines Co. (b)	797,798	25,457,734
United Airlines Holdings, Inc. (a)	491,923	47,470,570
		128,838,347
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	331,373	28,570,980
AUTOMOBILES — 2.4%
Ford Motor Co.	5,925,537	70,869,423
General Motors Co.	1,446,272	88,179,204
Tesla, Inc. (a)	4,264,285	1,896,412,825
		2,055,461,452
BANKS — 3.6%
Bank of America Corp.	10,352,670	534,094,245
Citigroup, Inc.	2,796,489	283,843,633
Citizens Financial Group, Inc.	654,486	34,792,476
Fifth Third Bancorp	1,005,655	44,801,930
Huntington Bancshares, Inc.	2,218,673	38,316,483
JPMorgan Chase & Co.	4,177,960	1,317,853,923
KeyCorp	1,415,693	26,459,302
M&T Bank Corp.	237,452	46,925,264
PNC Financial Services Group, Inc.	598,602	120,277,100
Regions Financial Corp.	1,356,249	35,764,286
Truist Financial Corp.	1,959,401	89,583,814
U.S. Bancorp	2,364,957	114,298,372
Wells Fargo & Co.	4,866,693	407,926,207
		3,094,937,035
Security Description	Shares	Value
BEVERAGES — 1.0%
Brown-Forman Corp. Class B (b)	260,945	$7,066,390
Coca-Cola Co.	5,884,613	390,267,534
Constellation Brands, Inc. Class A	216,813	29,198,207
Keurig Dr. Pepper, Inc.	2,065,962	52,702,691
Molson Coors Beverage Co. Class B (b)	262,396	11,873,419
Monster Beverage Corp. (a)	1,083,107	72,903,932
PepsiCo, Inc.	2,080,198	292,143,007
		856,155,180
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	2,684,649	621,603,630
Amgen, Inc.	817,808	230,785,418
Biogen, Inc. (a)	223,868	31,359,429
Gilead Sciences, Inc.	1,885,078	209,243,658
Incyte Corp. (a)	249,077	21,124,220
Moderna, Inc. (a) (b)	534,115	13,796,190
Regeneron Pharmaceuticals, Inc.	154,730	87,000,037
Vertex Pharmaceuticals, Inc. (a)	389,279	152,457,228
		1,367,369,810
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	14,747,945	3,238,206,284
eBay, Inc.	694,431	63,158,499
		3,301,364,783
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	173,355	12,725,991
Allegion PLC	130,154	23,082,812
Builders FirstSource, Inc. (a) (b)	169,718	20,578,307
Carrier Global Corp.	1,218,786	72,761,524
Johnson Controls International PLC	994,254	109,318,227
Lennox International, Inc.	48,571	25,711,545
Masco Corp.	318,027	22,385,920
Trane Technologies PLC	338,252	142,728,814
		429,293,140
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	143,497	70,492,901
Bank of New York Mellon Corp.	1,070,901	116,685,373
Blackrock, Inc.	218,758	255,043,390
Blackstone, Inc.	1,119,756	191,310,313
Cboe Global Markets, Inc.	159,887	39,212,287
Charles Schwab Corp.	2,591,840	247,442,965
CME Group, Inc.	547,355	147,889,847
Coinbase Global, Inc. Class A (a)	343,382	115,887,991
FactSet Research Systems, Inc.	57,615	16,506,121
Franklin Resources, Inc. (b)	468,476	10,835,850
Goldman Sachs Group, Inc.	459,820	366,177,657
Interactive Brokers Group, Inc. Class A	676,344	46,539,231
Intercontinental Exchange, Inc.	869,829	146,548,790
Invesco Ltd.	678,504	15,564,882
KKR & Co., Inc.	1,042,419	135,462,349

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	234,234	$111,607,816
Morgan Stanley	1,842,732	292,920,679
MSCI, Inc.	117,578	66,714,933
Nasdaq, Inc.	688,724	60,917,638
Northern Trust Corp.	290,524	39,104,530
Raymond James Financial, Inc.	269,694	46,549,184
Robinhood Markets, Inc. Class A (a)	1,176,028	168,383,689
S&P Global, Inc.	474,968	231,171,675
State Street Corp. (c)	430,390	49,929,544
T. Rowe Price Group, Inc.	333,110	34,190,410
		3,023,090,045
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	337,739	92,108,180
Albemarle Corp. (b)	178,332	14,459,158
CF Industries Holdings, Inc.	247,144	22,168,817
Corteva, Inc.	1,031,050	69,729,911
Dow, Inc.	1,072,733	24,597,768
DuPont de Nemours, Inc.	637,491	49,660,549
Eastman Chemical Co.	175,213	11,047,180
Ecolab, Inc.	387,367	106,084,326
International Flavors & Fragrances, Inc.	389,781	23,987,123
Linde PLC	712,385	338,382,875
LyondellBasell Industries NV Class A	393,832	19,313,521
Mosaic Co.	485,478	16,836,377
PPG Industries, Inc.	342,143	35,962,651
Sherwin-Williams Co.	352,684	122,120,362
		946,458,798
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	520,135	106,762,910
Copart, Inc. (a)	1,354,562	60,914,653
Republic Services, Inc.	308,083	70,698,887
Rollins, Inc.	429,185	25,210,327
Veralto Corp.	378,688	40,371,928
Waste Management, Inc.	562,340	124,181,542
		428,140,247
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,565,771	228,148,492
Cisco Systems, Inc.	6,015,342	411,569,700
F5, Inc. (a)	87,909	28,411,310
Motorola Solutions, Inc.	253,288	115,826,069
		783,955,571
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	68,178	44,284,338
Quanta Services, Inc.	226,538	93,881,878
		138,166,216
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	91,820	57,872,310
Vulcan Materials Co.	200,920	61,807,010
		119,679,320
Security Description	Shares	Value
CONSUMER FINANCE — 0.6%
American Express Co.	824,898	$273,998,120
Capital One Financial Corp.	971,621	206,547,192
Synchrony Financial	565,121	40,151,847
		520,697,159
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	673,958	623,835,744
Dollar General Corp.	336,012	34,726,840
Dollar Tree, Inc. (a)	294,832	27,823,296
Kroger Co.	923,081	62,224,890
Sysco Corp.	724,666	59,668,998
Target Corp.	693,027	62,164,522
Walgreens Boots Alliance, Inc. (a)	3,400	1,802
Walmart, Inc.	6,670,267	687,437,717
		1,557,883,809
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	3,508,539	28,699,849
Avery Dennison Corp.	118,847	19,273,418
Ball Corp.	412,726	20,809,645
International Paper Co. (b)	803,800	37,296,320
Packaging Corp. of America	136,465	29,739,818
Smurfit WestRock PLC	793,020	33,758,861
		169,577,911
DISTRIBUTORS — 0.1%
Genuine Parts Co.	210,076	29,116,533
LKQ Corp.	395,529	12,079,456
Pool Corp.	49,998	15,502,880
		56,698,869
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	10,862,736	306,763,665
Verizon Communications, Inc.	6,405,399	281,517,286
		588,280,951
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	390,541	26,326,369
American Electric Power Co., Inc.	811,761	91,323,112
Constellation Energy Corp.	474,866	156,264,155
Duke Energy Corp.	1,181,003	146,149,121
Edison International	582,192	32,183,574
Entergy Corp.	677,756	63,160,082
Evergy, Inc.	351,753	26,740,263
Eversource Energy	564,043	40,126,019
Exelon Corp.	1,531,345	68,925,838
FirstEnergy Corp.	794,427	36,400,645
NextEra Energy, Inc.	3,128,369	236,160,576
NRG Energy, Inc.	294,053	47,621,883
PG&E Corp.	3,342,695	50,407,841
Pinnacle West Capital Corp. (b)	181,800	16,300,188
PPL Corp.	1,123,740	41,758,178
Southern Co.	1,671,233	158,382,751
Xcel Energy, Inc.	898,407	72,456,525
		1,310,687,120

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	351,693	$66,118,284
Eaton Corp. PLC	591,434	221,344,174
Emerson Electric Co.	855,071	112,168,214
GE Vernova, Inc.	413,473	254,244,548
Generac Holdings, Inc. (a)	89,420	14,968,908
Hubbell, Inc.	80,604	34,684,707
Rockwell Automation, Inc.	170,709	59,667,917
		763,196,752
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	1,854,914	229,545,608
CDW Corp.	198,567	31,627,752
Corning, Inc.	1,183,985	97,122,290
Jabil, Inc.	163,828	35,578,527
Keysight Technologies, Inc. (a)	261,335	45,712,718
TE Connectivity PLC	449,008	98,570,726
Teledyne Technologies, Inc. (a)	71,658	41,994,454
Trimble, Inc. (a)	362,151	29,569,629
Zebra Technologies Corp. Class A (a)	77,201	22,941,049
		632,662,753
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,497,666	72,966,288
Halliburton Co.	1,293,988	31,832,105
Schlumberger NV	2,265,833	77,876,680
		182,675,073
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	341,596	68,899,913
Live Nation Entertainment, Inc. (a)	240,879	39,359,629
Netflix, Inc. (a)	645,715	774,160,628
Take-Two Interactive Software, Inc. (a)	263,333	68,034,714
TKO Group Holdings, Inc.	105,963	21,400,287
Walt Disney Co.	2,731,192	312,721,484
Warner Bros Discovery, Inc. (a)	3,760,666	73,445,807
		1,358,022,462
FINANCIAL SERVICES — 4.0%
Apollo Global Management, Inc.	699,076	93,165,859
Berkshire Hathaway, Inc. Class B (a)	2,786,179	1,400,723,630
Block, Inc. (a)	834,927	60,340,174
Corpay, Inc. (a)	107,703	31,024,926
Fidelity National Information Services, Inc.	793,643	52,332,819
Fiserv, Inc. (a)	826,104	106,509,589
Global Payments, Inc.	369,170	30,670,644
Jack Henry & Associates, Inc.	110,640	16,477,615
Mastercard, Inc. Class A	1,254,186	713,393,539
PayPal Holdings, Inc. (a)	1,451,466	97,335,310
Visa, Inc. Class A	2,580,909	881,070,714
		3,483,044,819
Security Description	Shares	Value
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	730,351	$43,631,169
Bunge Global SA	212,458	17,262,213
Campbell's Co. (b)	303,587	9,587,277
Conagra Brands, Inc.	729,995	13,366,208
General Mills, Inc.	811,435	40,912,553
Hershey Co.	226,035	42,279,847
Hormel Foods Corp.	441,515	10,923,081
J.M. Smucker Co.	160,795	17,462,337
Kellanova	410,070	33,633,941
Kraft Heinz Co.	1,292,985	33,669,329
Lamb Weston Holdings, Inc.	212,537	12,344,149
McCormick & Co., Inc.	386,339	25,849,942
Mondelez International, Inc. Class A	1,965,540	122,787,284
Tyson Foods, Inc. Class A	437,672	23,765,590
		447,474,920
GAS UTILITIES — 0.0% *
Atmos Energy Corp. (b)	244,419	41,734,544
GROUND TRANSPORTATION — 0.9%
CSX Corp.	2,833,529	100,618,615
JB Hunt Transport Services, Inc.	115,330	15,473,826
Norfolk Southern Corp.	341,252	102,515,513
Old Dominion Freight Line, Inc.	280,437	39,479,921
Uber Technologies, Inc. (a)	3,168,141	310,382,774
Union Pacific Corp.	901,183	213,012,626
		781,483,275
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	2,644,276	354,174,327
Align Technology, Inc. (a)	102,551	12,841,436
Baxter International, Inc. (b)	778,396	17,724,077
Becton Dickinson & Co.	435,028	81,424,191
Boston Scientific Corp. (a)	2,251,518	219,815,702
Cooper Cos., Inc. (a)	305,217	20,925,678
Dexcom, Inc. (a)	598,849	40,296,549
Edwards Lifesciences Corp. (a)	892,247	69,390,049
GE HealthCare Technologies, Inc.	694,388	52,148,539
Hologic, Inc. (a)	341,629	23,056,541
IDEXX Laboratories, Inc. (a)	121,650	77,720,969
Insulet Corp. (a)	107,429	33,166,555
Intuitive Surgical, Inc. (a)	544,515	243,523,444
Medtronic PLC	1,946,850	185,417,994
ResMed, Inc.	222,107	60,797,349
Solventum Corp. (a)	224,812	16,411,276
STERIS PLC	149,705	37,043,005
Stryker Corp.	522,692	193,223,552
Zimmer Biomet Holdings, Inc. (b)	301,458	29,693,613
		1,768,794,846
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	362,275	56,862,684
Cencora, Inc.	294,825	92,141,657
Centene Corp. (a)	708,807	25,290,234
Cigna Group	405,770	116,963,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	1,927,205	$145,291,985
DaVita, Inc. (a) (b)	54,558	7,249,121
Elevance Health, Inc.	341,625	110,385,870
HCA Healthcare, Inc.	249,015	106,130,193
Henry Schein, Inc. (a) (b)	156,671	10,398,254
Humana, Inc.	182,343	47,440,178
Labcorp Holdings, Inc.	126,086	36,194,247
McKesson Corp.	188,794	145,850,917
Molina Healthcare, Inc. (a) (b)	83,375	15,954,640
Quest Diagnostics, Inc.	170,393	32,473,498
UnitedHealth Group, Inc.	1,376,184	475,196,335
Universal Health Services, Inc. Class B	85,631	17,506,402
		1,441,329,418
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	235,864	19,656,906
Healthpeak Properties, Inc. REIT	1,059,701	20,293,274
Ventas, Inc. REIT	691,987	48,432,170
Welltower, Inc. REIT	1,016,190	181,024,087
		269,406,437
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	971,459	16,534,232
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	651,380	79,090,560
Booking Holdings, Inc.	49,261	265,973,439
Carnival Corp. (a)	1,649,141	47,676,666
Chipotle Mexican Grill, Inc. (a)	2,037,094	79,833,714
Darden Restaurants, Inc.	177,923	33,869,422
Domino's Pizza, Inc.	47,486	20,500,181
DoorDash, Inc. Class A (a)	561,866	152,821,933
Expedia Group, Inc.	179,602	38,389,927
Hilton Worldwide Holdings, Inc.	357,281	92,692,983
Las Vegas Sands Corp.	469,282	25,242,679
Marriott International, Inc. Class A	341,729	88,999,901
McDonald's Corp.	1,084,131	329,456,570
MGM Resorts International (a)	316,297	10,962,854
Norwegian Cruise Line Holdings Ltd. (a)	683,257	16,828,620
Royal Caribbean Cruises Ltd.	383,978	124,247,601
Starbucks Corp.	1,726,935	146,098,701
Wynn Resorts Ltd.	128,088	16,429,848
Yum! Brands, Inc.	423,324	64,345,248
		1,633,460,847
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	421,573	71,443,976
Garmin Ltd.	248,802	61,260,028
Lennar Corp. Class A	345,817	43,586,775
Mohawk Industries, Inc. (a)	79,499	10,249,011
NVR, Inc. (a)	4,369	35,103,430
PulteGroup, Inc.	299,775	39,609,271
		261,252,491
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	369,787	$32,404,435
Clorox Co.	185,880	22,919,004
Colgate-Palmolive Co.	1,227,515	98,127,549
Kimberly-Clark Corp.	503,284	62,578,333
Procter & Gamble Co.	3,558,905	546,825,753
		762,855,074
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,086,228	14,294,761
Vistra Corp.	483,798	94,785,704
		109,080,465
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	809,056	125,549,310
Honeywell International, Inc.	964,472	203,021,356
		328,570,666
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	1,410,004	161,473,658
INSURANCE — 1.9%
Aflac, Inc.	731,411	81,698,609
Allstate Corp.	400,462	85,959,168
American International Group, Inc.	841,637	66,102,170
Aon PLC Class A	327,522	116,787,795
Arch Capital Group Ltd.	564,648	51,230,513
Arthur J Gallagher & Co.	389,339	120,593,862
Assurant, Inc.	75,952	16,451,203
Brown & Brown, Inc.	445,256	41,760,560
Chubb Ltd.	562,897	158,877,678
Cincinnati Financial Corp.	236,586	37,404,247
Erie Indemnity Co. Class A	39,155	12,457,555
Everest Group Ltd.	63,663	22,296,693
Globe Life, Inc.	122,694	17,541,561
Hartford Insurance Group, Inc.	427,605	57,038,231
Loews Corp.	258,328	25,933,548
Marsh & McLennan Cos., Inc.	746,929	150,528,601
MetLife, Inc.	849,332	69,959,477
Principal Financial Group, Inc.	308,065	25,541,669
Progressive Corp.	890,926	220,014,176
Prudential Financial, Inc.	535,079	55,509,095
Travelers Cos., Inc.	341,605	95,382,948
W.R. Berkley Corp.	453,155	34,720,736
Willis Towers Watson PLC	148,060	51,147,327
		1,614,937,422
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A	8,839,640	2,148,916,484
Alphabet, Inc. Class C	7,096,365	1,728,319,696
Match Group, Inc.	364,997	12,891,694
Meta Platforms, Inc. Class A	3,295,997	2,420,514,277
		6,310,642,151
IT SERVICES — 0.9%
Accenture PLC Class A	946,431	233,389,884
Akamai Technologies, Inc. (a)	218,051	16,519,544

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	742,645	$49,809,200
EPAM Systems, Inc. (a)	84,918	12,804,785
Gartner, Inc. (a)	115,264	30,299,448
GoDaddy, Inc. Class A (a)	210,296	28,774,802
International Business Machines Corp.	1,415,426	399,376,600
VeriSign, Inc.	127,781	35,723,734
		806,697,997
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	200,220	15,186,687
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	431,618	55,398,170
Bio-Techne Corp.	241,101	13,412,449
Charles River Laboratories International, Inc. (a)	74,426	11,644,692
Danaher Corp.	968,352	191,985,467
IQVIA Holdings, Inc. (a)	258,231	49,048,396
Mettler-Toledo International, Inc. (a)	31,365	38,503,988
Revvity, Inc. (b)	176,381	15,459,795
Thermo Fisher Scientific, Inc.	573,782	278,295,746
Waters Corp. (a)	90,897	27,251,829
West Pharmaceutical Services, Inc.	109,433	28,707,559
		709,708,091
MACHINERY — 1.5%
Caterpillar, Inc.	711,927	339,695,968
Cummins, Inc.	209,629	88,541,001
Deere & Co.	382,833	175,054,218
Dover Corp.	208,970	34,862,465
Fortive Corp.	511,578	25,062,206
IDEX Corp.	114,492	18,634,718
Illinois Tool Works, Inc.	403,348	105,177,024
Ingersoll Rand, Inc.	549,631	45,410,513
Nordson Corp.	81,424	18,479,177
Otis Worldwide Corp.	595,817	54,475,548
PACCAR, Inc.	796,841	78,345,407
Parker-Hannifin Corp.	194,076	147,138,719
Pentair PLC	250,764	27,774,621
Snap-on, Inc.	79,054	27,394,583
Stanley Black & Decker, Inc.	235,632	17,514,527
Westinghouse Air Brake Technologies Corp.	259,822	52,086,516
Xylem, Inc.	370,543	54,655,093
		1,310,302,304
MEDIA — 0.4%
Charter Communications, Inc. Class A (a) (b)	141,268	38,863,533
Comcast Corp. Class A	5,593,916	175,760,841
Fox Corp. Class A	318,569	20,088,961
Fox Corp. Class B	225,579	12,923,421
Interpublic Group of Cos., Inc.	553,845	15,457,814
News Corp. Class A	575,287	17,667,064
Security Description	Shares	Value
News Corp. Class B (b)	189,537	$6,548,503
Omnicom Group, Inc. (b)	293,074	23,894,323
Paramount Skydance Corp. Class B	473,077	8,950,622
Trade Desk, Inc. Class A (a)	677,672	33,212,705
		353,367,787
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	2,180,432	85,516,543
Newmont Corp.	1,668,039	140,632,368
Nucor Corp.	348,329	47,174,197
Steel Dynamics, Inc.	211,172	29,443,712
		302,766,820
MULTI-UTILITIES — 0.6%
Ameren Corp.	411,192	42,920,221
CenterPoint Energy, Inc.	992,790	38,520,252
CMS Energy Corp.	458,053	33,556,963
Consolidated Edison, Inc.	549,967	55,282,683
Dominion Energy, Inc.	1,295,793	79,263,658
DTE Energy Co.	316,900	44,819,167
NiSource, Inc.	714,738	30,948,155
Public Service Enterprise Group, Inc.	757,037	63,182,308
Sempra	991,034	89,173,239
WEC Energy Group, Inc.	487,663	55,881,303
		533,547,949
OFFICE REITs — 0.0% *
BXP, Inc. REIT (b)	224,398	16,681,747
OIL, GAS & CONSUMABLE FUELS — 2.7%
APA Corp. (b)	542,863	13,180,714
Chevron Corp.	2,924,805	454,192,968
ConocoPhillips	1,897,185	179,454,729
Coterra Energy, Inc.	1,166,864	27,596,334
Devon Energy Corp.	963,708	33,787,603
Diamondback Energy, Inc.	284,738	40,746,008
EOG Resources, Inc.	829,011	92,948,713
EQT Corp.	947,825	51,590,115
Expand Energy Corp.	361,788	38,436,357
Exxon Mobil Corp.	6,478,765	730,480,754
Kinder Morgan, Inc.	2,972,401	84,148,672
Marathon Petroleum Corp.	461,760	88,999,622
Occidental Petroleum Corp. (b)	1,092,740	51,631,965
ONEOK, Inc.	959,971	70,049,084
Phillips 66 Co.	613,773	83,485,403
Targa Resources Corp.	326,738	54,741,685
Texas Pacific Land Corp. (b)	29,499	27,541,446
Valero Energy Corp.	472,072	80,374,979
Williams Cos., Inc.	1,855,026	117,515,897
		2,320,903,048
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	357,852	31,533,918
Kenvue, Inc.	2,925,341	47,478,285
		79,012,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	3,092,116	$139,454,432
Eli Lilly & Co.	1,208,167	921,831,421
Johnson & Johnson	3,659,940	678,626,075
Merck & Co., Inc.	3,794,726	318,491,353
Pfizer, Inc.	8,636,401	220,055,497
Viatris, Inc.	1,768,107	17,504,259
Zoetis, Inc.	672,747	98,436,341
		2,394,399,378
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	615,607	180,680,655
Broadridge Financial Solutions, Inc.	177,351	42,239,688
Dayforce, Inc. (a)	244,171	16,820,940
Equifax, Inc.	187,882	48,197,369
Jacobs Solutions, Inc.	181,205	27,155,381
Leidos Holdings, Inc.	195,190	36,883,102
Paychex, Inc.	493,373	62,539,962
Paycom Software, Inc.	77,185	16,065,286
Verisk Analytics, Inc.	211,990	53,317,605
		483,899,988
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	445,254	70,154,220
CoStar Group, Inc. (a)	644,299	54,359,507
		124,513,727
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	216,896	41,897,800
Camden Property Trust REIT	163,672	17,476,896
Equity Residential REIT	531,115	34,379,074
Essex Property Trust, Inc. REIT	97,733	26,159,215
Invitation Homes, Inc. REIT	858,473	25,179,013
Mid-America Apartment Communities, Inc. REIT	177,652	24,823,314
UDR, Inc. REIT	459,420	17,117,989
		187,033,301
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	118,604	12,015,771
Kimco Realty Corp. REIT	1,031,853	22,545,988
Realty Income Corp. REIT	1,389,114	84,444,240
Regency Centers Corp. REIT	247,188	18,020,005
Simon Property Group, Inc. REIT	496,285	93,137,806
		230,163,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.7%
Advanced Micro Devices, Inc. (a)	2,465,111	398,830,309
Analog Devices, Inc.	753,848	185,220,454
Applied Materials, Inc.	1,219,183	249,615,527
Broadcom, Inc.	7,147,490	2,358,028,426
First Solar, Inc. (a)	163,695	36,099,658
Intel Corp. (a)	6,647,023	223,007,622
KLA Corp.	200,495	216,253,907
Security Description	Shares	Value
Lam Research Corp.	1,922,670	$257,445,513
Microchip Technology, Inc.	821,641	52,765,785
Micron Technology, Inc.	1,700,250	284,485,830
Monolithic Power Systems, Inc.	73,033	67,237,101
NVIDIA Corp.	37,078,306	6,918,070,334
NXP Semiconductors NV	383,041	87,229,927
ON Semiconductor Corp. (a)	621,001	30,621,559
QUALCOMM, Inc.	1,638,495	272,580,028
Skyworks Solutions, Inc.	226,716	17,452,598
Teradyne, Inc.	241,377	33,223,130
Texas Instruments, Inc.	1,380,633	253,663,701
		11,941,831,409
SOFTWARE — 11.4%
Adobe, Inc. (a)	644,598	227,381,945
AppLovin Corp. Class A (a)	411,126	295,410,476
Autodesk, Inc. (a)	324,986	103,238,303
Cadence Design Systems, Inc. (a)	413,873	145,377,030
Crowdstrike Holdings, Inc. Class A (a)	378,777	185,744,665
Datadog, Inc. Class A (a)	491,287	69,959,269
Fair Isaac Corp. (a)	36,566	54,722,116
Fortinet, Inc. (a)	989,499	83,197,076
Gen Digital, Inc.	850,635	24,149,528
Intuit, Inc.	423,909	289,491,695
Microsoft Corp.	11,295,464	5,850,485,579
Oracle Corp.	2,517,861	708,123,228
Palantir Technologies, Inc. Class A (a)	3,456,198	630,479,639
Palo Alto Networks, Inc. (a)	1,014,805	206,634,594
PTC, Inc. (a)	183,217	37,196,715
Roper Technologies, Inc.	163,987	81,778,677
Salesforce, Inc.	1,452,377	344,213,349
ServiceNow, Inc. (a)	316,183	290,976,891
Synopsys, Inc. (a)	281,002	138,643,577
Tyler Technologies, Inc. (a)	65,509	34,271,688
Workday, Inc. Class A (a)	328,102	78,983,994
		9,880,460,034
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	711,418	136,819,910
Crown Castle, Inc. REIT	659,817	63,665,742
Digital Realty Trust, Inc. REIT	487,120	84,213,306
Equinix, Inc. REIT	148,557	116,355,785
Extra Space Storage, Inc. REIT	322,842	45,501,351
Iron Mountain, Inc. REIT	450,624	45,936,611
Public Storage REIT	239,492	69,177,264
SBA Communications Corp. REIT	164,013	31,711,913
VICI Properties, Inc. REIT	1,615,283	52,674,379
Weyerhaeuser Co. REIT	1,106,225	27,423,318
		673,479,579
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	25,433	109,113,674
Best Buy Co., Inc.	299,415	22,641,762

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CarMax, Inc. (a)	227,953	$10,228,251
Home Depot, Inc.	1,511,995	612,645,254
Lowe's Cos., Inc.	851,027	213,871,596
O'Reilly Automotive, Inc. (a)	1,289,301	138,999,541
Ross Stores, Inc.	496,435	75,651,730
TJX Cos., Inc.	1,694,996	244,994,722
Tractor Supply Co.	804,628	45,759,194
Ulta Beauty, Inc. (a)	67,996	37,176,813
Williams-Sonoma, Inc.	187,107	36,570,063
		1,547,652,600
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	22,551,523	5,742,294,301
Dell Technologies, Inc. Class C	462,440	65,560,119
Hewlett Packard Enterprise Co.	2,002,429	49,179,656
HP, Inc.	1,422,688	38,739,794
NetApp, Inc.	302,960	35,888,642
Seagate Technology Holdings PLC	324,051	76,495,479
Super Micro Computer, Inc. (a) (b)	761,003	36,482,484
Western Digital Corp.	526,514	63,213,271
		6,107,853,746
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	225,310	22,839,674
Lululemon Athletica, Inc. (a)	165,103	29,376,777
NIKE, Inc. Class B	1,804,986	125,861,674
Ralph Lauren Corp.	58,500	18,343,260
Tapestry, Inc.	316,758	35,863,341
		232,284,726
TOBACCO — 0.6%
Altria Group, Inc.	2,551,309	168,539,472
Philip Morris International, Inc.	2,364,833	383,575,913
		552,115,385
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	1,741,854	85,420,520
United Rentals, Inc.	98,014	93,570,046
WW Grainger, Inc.	66,697	63,559,573
		242,550,139
Security Description	Shares	Value
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	296,793	$41,310,618
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	735,291	176,013,960
TOTAL COMMON STOCKS (Cost $71,201,869,301)		86,688,254,847
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	107,307,983	107,307,983
State Street Navigator Securities Lending Portfolio II (c) (f)	139,712,643	139,712,643
TOTAL SHORT-TERM INVESTMENTS (Cost $247,020,626)		247,020,626
TOTAL INVESTMENTS — 100.1% (Cost $71,448,889,927)		86,935,275,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(95,825,486)
NET ASSETS — 100.0%		$86,839,449,987
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	392	12/19/2025	$130,369,967	$132,079,500	$1,709,533
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,688,253,045	$1,802	$—	$86,688,254,847
Short-Term Investments	247,020,626	—	—	247,020,626
TOTAL INVESTMENTS	$86,935,273,671	$1,802	$—	$86,935,275,473
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,709,533	$—	$—	$1,709,533
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,709,533	$—	$—	$1,709,533

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	397,795	$42,301,520	$7,072,793	$3,472,611	$897,468	$3,130,374	430,390	$49,929,544	$302,324
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,668,852	87,668,852	458,875,274	439,236,143	—	—	107,307,983	107,307,983	704,892
State Street Navigator Securities Lending Portfolio II	160,350,431	160,350,431	1,026,502,338	1,047,140,126	—	—	139,712,643	139,712,643	96,145
Total		$290,320,803	$1,492,450,405	$1,489,848,880	$897,468	$3,130,374		$296,950,170	$1,103,361
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	109,480	$78,567,227
General Electric Co.	606,545	182,460,867
Howmet Aerospace, Inc.	562,451	110,369,760
RTX Corp.	1,064,368	178,100,698
TransDigm Group, Inc.	78,516	103,485,658
		652,984,210
AIRLINES — 0.2%
Delta Air Lines, Inc.	904,889	51,352,451
United Airlines Holdings, Inc. (a)	451,552	43,574,768
		94,927,219
AUTOMOBILES — 4.0%
Tesla, Inc. (a)	3,913,679	1,740,491,325
BANKS — 1.6%
JPMorgan Chase & Co.	2,185,992	689,527,456
BEVERAGES — 0.1%
Monster Beverage Corp. (a)	434,262	29,230,175
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	1,034,954	239,633,249
Amgen, Inc.	322,978	91,144,392
Incyte Corp. (a)	135,519	11,493,366
Vertex Pharmaceuticals, Inc. (a)	357,671	140,078,271
		482,349,278
BROADLINE RETAIL — 4.1%
Amazon.com, Inc. (a)	7,850,863	1,723,813,989
eBay, Inc.	427,069	38,841,925
		1,762,655,914
BUILDING PRODUCTS — 0.5%
Allegion PLC	63,300	11,226,255
Builders FirstSource, Inc. (a)	79,910	9,689,088
Carrier Global Corp.	535,580	31,974,126
Lennox International, Inc.	44,514	23,563,931
Masco Corp.	119,665	8,423,219
Trane Technologies PLC	310,347	130,954,020
		215,830,639
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	131,551	64,624,429
Bank of New York Mellon Corp.	531,294	57,889,794
Coinbase Global, Inc. Class A (a)	154,678	52,202,278
FactSet Research Systems, Inc.	23,613	6,764,888
Interactive Brokers Group, Inc. Class A	621,198	42,744,634
Intercontinental Exchange, Inc.	415,259	69,962,836
KKR & Co., Inc.	419,851	54,559,638
Moody's Corp.	111,825	53,282,376
Morgan Stanley	761,700	121,079,832
MSCI, Inc.	107,931	61,241,129
Nasdaq, Inc.	259,233	22,929,159
Raymond James Financial, Inc.	153,387	26,474,596
Robinhood Markets, Inc. Class A (a)	723,404	103,576,985
Security Description	Shares	Value
S&P Global, Inc.	204,970	$99,760,949
		837,093,523
CHEMICALS — 0.3%
Ecolab, Inc.	174,095	47,677,657
Sherwin-Williams Co.	184,347	63,831,992
		111,509,649
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	477,747	98,062,349
Copart, Inc. (a)	1,238,733	55,705,823
Republic Services, Inc.	283,099	64,965,559
Rollins, Inc.	227,363	13,355,303
Veralto Corp.	166,176	17,716,023
Waste Management, Inc.	273,577	60,414,009
		310,219,066
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,437,783	209,499,361
F5, Inc. (a)	36,639	11,841,358
Motorola Solutions, Inc.	232,429	106,287,458
		327,628,177
CONSTRUCTION & ENGINEERING — 0.3%
EMCOR Group, Inc.	62,549	40,628,077
Quanta Services, Inc.	207,869	86,145,071
		126,773,148
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	43,693	27,538,824
Vulcan Materials Co.	114,330	35,170,195
		62,709,019
CONSUMER FINANCE — 0.7%
American Express Co.	757,195	251,509,891
Synchrony Financial	518,946	36,871,113
		288,381,004
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Costco Wholesale Corp.	618,424	572,431,807
Walmart, Inc.	4,101,246	422,674,413
		995,106,220
CONTAINERS & PACKAGING — 0.0% *
Packaging Corp. of America	62,233	13,562,438
ELECTRIC UTILITIES — 0.8%
Constellation Energy Corp.	435,731	143,386,000
NextEra Energy, Inc.	1,924,668	145,293,187
NRG Energy, Inc.	269,749	43,685,851
PPL Corp.	536,351	19,930,803
		352,295,841
ELECTRICAL EQUIPMENT — 1.3%
AMETEK, Inc.	151,385	28,460,380
Eaton Corp. PLC	543,022	203,225,983
Emerson Electric Co.	533,843	70,029,525
GE Vernova, Inc.	379,830	233,557,467
Generac Holdings, Inc. (a)	50,729	8,492,035

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hubbell, Inc.	74,150	$31,907,486
		575,672,876
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	1,703,262	210,778,673
Trimble, Inc. (a)	145,619	11,889,791
Zebra Technologies Corp. Class A (a)	31,813	9,453,551
		232,122,015
ENTERTAINMENT — 1.8%
Electronic Arts, Inc.	125,634	25,340,378
Live Nation Entertainment, Inc. (a)	219,937	35,937,706
Netflix, Inc. (a)	592,583	710,459,610
TKO Group Holdings, Inc.	96,339	19,456,624
		791,194,318
FINANCIAL SERVICES — 5.5%
Apollo Global Management, Inc.	641,884	85,543,881
Berkshire Hathaway, Inc. Class B (a)	1,253,216	630,041,812
Block, Inc. (a)	283,646	20,499,096
Corpay, Inc. (a)	98,541	28,385,721
Fiserv, Inc. (a)	758,290	97,766,330
Jack Henry & Associates, Inc.	40,369	6,012,155
Mastercard, Inc. Class A	1,151,203	654,815,778
PayPal Holdings, Inc. (a)	892,885	59,876,868
Visa, Inc. Class A	2,369,163	808,784,865
		2,391,726,506
GROUND TRANSPORTATION — 0.8%
CSX Corp.	1,196,363	42,482,850
Old Dominion Freight Line, Inc.	118,627	16,700,309
Uber Technologies, Inc. (a)	2,909,259	285,020,104
		344,203,263
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Boston Scientific Corp. (a)	2,066,973	201,798,574
Dexcom, Inc. (a)	235,180	15,825,262
Insulet Corp. (a)	98,240	30,329,635
Intuitive Surgical, Inc. (a)	500,058	223,640,939
ResMed, Inc.	204,345	55,935,357
Stryker Corp.	254,483	94,074,731
		621,604,498
HEALTH CARE PROVIDERS & SERVICES — 0.1%
DaVita, Inc. (a) (b)	49,873	6,626,626
HCA Healthcare, Inc.	134,771	57,439,400
		64,066,026
HEALTH CARE REITs — 0.2%
Welltower, Inc. REIT	503,924	89,769,021
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	562,051	9,566,108
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	598,584	72,680,069
Security Description	Shares	Value
Booking Holdings, Inc.	45,122	$243,625,861
Carnival Corp. (a)	1,514,539	43,785,323
Chipotle Mexican Grill, Inc. (a)	1,870,590	73,308,422
Darden Restaurants, Inc.	70,112	13,346,520
Domino's Pizza, Inc.	18,258	7,882,161
DoorDash, Inc. Class A (a)	516,381	140,450,468
Expedia Group, Inc.	164,918	35,251,223
Hilton Worldwide Holdings, Inc.	328,008	85,098,396
Las Vegas Sands Corp.	430,955	23,181,070
Marriott International, Inc. Class A	314,357	81,871,137
Norwegian Cruise Line Holdings Ltd. (a)	632,399	15,575,987
Royal Caribbean Cruises Ltd.	352,038	113,912,456
Wynn Resorts Ltd.	117,742	15,102,766
Yum! Brands, Inc.	158,722	24,125,744
		989,197,603
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	228,162	56,178,048
NVR, Inc. (a)	2,459	19,757,229
PulteGroup, Inc.	275,217	36,364,422
		112,299,699
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	496,169	39,663,750
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	444,216	87,030,799
INSURANCE — 1.3%
Aon PLC Class A	153,318	54,670,132
Arch Capital Group Ltd.	518,449	47,038,878
Arthur J Gallagher & Co.	160,862	49,825,396
Brown & Brown, Inc.	408,711	38,333,005
Cincinnati Financial Corp.	115,639	18,282,526
Erie Indemnity Co. Class A (b)	35,138	11,179,506
Hartford Insurance Group, Inc.	215,746	28,778,359
Marsh & McLennan Cos., Inc.	301,706	60,802,810
Progressive Corp.	817,708	201,932,991
W.R. Berkley Corp.	229,979	17,620,991
Willis Towers Watson PLC	65,350	22,575,157
		551,039,751
INTERACTIVE MEDIA & SERVICES — 13.3%
Alphabet, Inc. Class A	8,113,063	1,972,285,615
Alphabet, Inc. Class C	6,513,071	1,586,258,442
Meta Platforms, Inc. Class A	3,025,188	2,221,637,564
		5,780,181,621
IT SERVICES — 1.0%
Gartner, Inc. (a)	105,715	27,789,302
GoDaddy, Inc. Class A (a)	193,094	26,421,052
International Business Machines Corp.	1,299,443	366,650,837
		420,861,191

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mettler-Toledo International, Inc. (a)	11,695	$14,356,899
Waters Corp. (a)	38,282	11,477,326
		25,834,225
MACHINERY — 1.8%
Caterpillar, Inc.	653,628	311,878,600
Cummins, Inc.	192,192	81,176,135
Deere & Co.	154,686	70,731,721
Dover Corp.	85,751	14,305,839
Illinois Tool Works, Inc.	151,671	39,549,730
Ingersoll Rand, Inc.	504,626	41,692,200
PACCAR, Inc.	402,801	39,603,394
Parker-Hannifin Corp.	178,164	135,075,037
Pentair PLC	148,674	16,467,132
Westinghouse Air Brake Technologies Corp.	238,552	47,822,520
		798,302,308
MEDIA — 0.1%
Trade Desk, Inc. Class A (a)	621,769	30,472,899
MULTI-UTILITIES — 0.1%
Public Service Enterprise Group, Inc.	327,156	27,304,440
OIL, GAS & CONSUMABLE FUELS — 0.4%
ONEOK, Inc.	491,943	35,897,081
Targa Resources Corp.	300,179	50,291,990
Texas Pacific Land Corp.	26,887	25,102,779
Williams Cos., Inc.	885,753	56,112,452
		167,404,302
PHARMACEUTICALS — 1.9%
Eli Lilly & Co.	1,108,746	845,973,198
PROFESSIONAL SERVICES — 0.5%
Automatic Data Processing, Inc.	322,133	94,546,035
Broadridge Financial Solutions, Inc.	71,969	17,140,857
Dayforce, Inc. (a)	222,162	15,304,740
Leidos Holdings, Inc.	93,029	17,578,760
Paychex, Inc.	212,637	26,953,866
Paycom Software, Inc.	68,797	14,319,408
Verisk Analytics, Inc.	85,694	21,552,898
		207,396,564
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	408,845	64,417,618
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	87,188	16,842,106
Camden Property Trust REIT	76,408	8,158,846
Essex Property Trust, Inc. REIT	42,921	11,488,235
Mid-America Apartment Communities, Inc. REIT	66,636	9,311,048
UDR, Inc. REIT	191,132	7,121,579
		52,921,814
Security Description	Shares	Value
RETAIL REITs — 0.2%
Simon Property Group, Inc. REIT	455,505	$85,484,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.5%
Applied Materials, Inc.	470,294	96,287,993
Broadcom, Inc.	6,559,944	2,164,191,125
First Solar, Inc. (a)	79,392	17,508,318
KLA Corp.	184,061	198,528,195
Monolithic Power Systems, Inc.	66,804	61,502,434
NVIDIA Corp.	34,031,584	6,349,612,943
NXP Semiconductors NV	140,701	32,041,839
		8,919,672,847
SOFTWARE — 14.0%
Adobe, Inc. (a)	248,568	87,682,362
AppLovin Corp. Class A (a)	377,576	271,303,459
Autodesk, Inc. (a)	298,558	94,842,920
Cadence Design Systems, Inc. (a)	209,043	73,428,444
Crowdstrike Holdings, Inc. Class A (a)	347,748	170,528,664
Datadog, Inc. Class A (a)	450,826	64,197,622
Fair Isaac Corp. (a)	33,481	50,105,321
Fortinet, Inc. (a)	908,566	76,392,229
Gen Digital, Inc.	453,354	12,870,720
Intuit, Inc.	389,183	265,776,963
Microsoft Corp.	5,390,978	2,792,257,055
Oracle Corp.	2,311,297	650,029,168
Palantir Technologies, Inc. Class A (a)	3,171,742	578,589,176
Palo Alto Networks, Inc. (a)	931,782	189,729,451
PTC, Inc. (a)	78,451	15,927,122
Salesforce, Inc.	1,333,573	316,056,801
ServiceNow, Inc. (a)	290,189	267,055,133
Synopsys, Inc. (a)	134,204	66,214,912
Tyler Technologies, Inc. (a)	60,298	31,545,502
Workday, Inc. Class A (a)	141,617	34,091,460
		6,108,624,484
SPECIALIZED REITs — 0.4%
Equinix, Inc. REIT	64,225	50,303,589
Extra Space Storage, Inc. REIT	133,241	18,778,987
Iron Mountain, Inc. REIT	412,114	42,010,901
Public Storage REIT	220,185	63,600,437
		174,693,914
SPECIALTY RETAIL — 1.5%
AutoZone, Inc. (a)	23,378	100,297,231
Home Depot, Inc.	610,610	247,413,066
O'Reilly Automotive, Inc. (a)	1,183,610	127,604,994
TJX Cos., Inc.	918,143	132,708,389
Tractor Supply Co.	399,220	22,703,641
Williams-Sonoma, Inc.	171,662	33,551,338
		664,278,659
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	9,521,117	2,424,362,022

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc. Class C	199,155	$28,234,204
NetApp, Inc.	131,244	15,547,164
Super Micro Computer, Inc. (a)	699,346	33,526,647
		2,501,670,037
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	206,967	20,980,245
Lululemon Athletica, Inc. (a)	69,898	12,436,951
Ralph Lauren Corp.	53,876	16,893,358
Tapestry, Inc.	290,358	32,874,333
		83,184,887
TOBACCO — 0.6%
Altria Group, Inc.	1,078,087	71,218,427
Philip Morris International, Inc.	1,172,604	190,196,369
		261,414,796
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	912,619	44,754,836
United Rentals, Inc.	89,801	85,729,423
WW Grainger, Inc.	61,310	58,425,977
		188,910,236
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	356,957	85,448,367
TOTAL COMMON STOCKS (Cost $29,640,020,466)		43,486,883,564
SHORT-TERM INVESTMENTS — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	18,812,613	18,812,613
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	410,375	$410,375
TOTAL SHORT-TERM INVESTMENTS (Cost $19,222,988)		19,222,988
TOTAL INVESTMENTS — 100.0% (Cost $29,659,243,454)		43,506,106,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		4,446,771
NET ASSETS — 100.0%		$43,510,553,323
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,486,883,564	$—	$—	$43,486,883,564
Short-Term Investments	19,222,988	—	—	19,222,988
TOTAL INVESTMENTS	$43,506,106,552	$—	$—	$43,506,106,552

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,208,705	$8,208,705	$97,040,756	$86,436,848	$—	$—	18,812,613	$18,812,613	$161,105
State Street Navigator Securities Lending Portfolio II	48,674,899	48,674,899	643,344,817	691,609,341	—	—	410,375	410,375	33,902
Total		$56,883,604	$740,385,573	$778,046,189	$—	$—		$19,222,988	$195,007
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AIR FREIGHT & LOGISTICS — 1.0%
United Parcel Service, Inc. Class B	895,463	$74,798,024
AUTOMOBILES — 1.3%
Ford Motor Co.	8,153,807	97,519,532
BANKS — 9.0%
Citizens Financial Group, Inc.	1,863,065	99,040,535
Fifth Third Bancorp	2,150,664	95,812,081
Huntington Bancshares, Inc.	5,517,540	95,287,916
KeyCorp	4,962,804	92,754,807
Regions Financial Corp.	3,490,945	92,056,220
Truist Financial Corp.	2,018,731	92,296,381
U.S. Bancorp	1,993,310	96,336,672
		663,584,612
BEVERAGES — 2.3%
Molson Coors Beverage Co. Class B (a)	1,804,833	81,668,693
PepsiCo, Inc.	635,332	89,226,026
		170,894,719
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	481,119	111,398,293
CAPITAL MARKETS — 3.7%
Franklin Resources, Inc.	3,714,072	85,906,485
Invesco Ltd.	4,284,268	98,281,108
T. Rowe Price Group, Inc.	853,587	87,612,170
		271,799,763
CHEMICALS — 3.2%
Dow, Inc.	3,662,220	83,974,704
Eastman Chemical Co.	1,187,274	74,857,626
LyondellBasell Industries NV Class A	1,512,551	74,175,501
		233,007,831
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Target Corp.	867,623	77,825,784
CONTAINERS & PACKAGING — 3.2%
Amcor PLC	9,406,953	76,948,875
International Paper Co.	1,675,399	77,738,514
Smurfit WestRock PLC	1,911,552	81,374,769
		236,062,158
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	3,288,391	92,864,162
Verizon Communications, Inc.	2,131,195	93,666,020
		186,530,182
ELECTRIC UTILITIES — 10.5%
American Electric Power Co., Inc.	842,543	94,786,088
Duke Energy Corp.	766,696	94,878,630
Edison International	1,785,528	98,703,988
Evergy, Inc.	1,315,922	100,036,390
Eversource Energy	1,382,501	98,351,121
Security Description	Shares	Value
Exelon Corp.	2,099,277	$94,488,458
FirstEnergy Corp.	2,217,678	101,614,006
Pinnacle West Capital Corp.	999,476	89,613,018
		772,471,699
FOOD PRODUCTS — 8.4%
Archer-Daniels-Midland Co.	1,654,268	98,825,970
Campbell's Co.	2,802,560	88,504,845
Conagra Brands, Inc.	4,757,092	87,102,355
General Mills, Inc.	1,801,999	90,856,790
Hormel Foods Corp.	3,133,511	77,523,062
J.M. Smucker Co.	845,102	91,778,077
Kraft Heinz Co.	3,190,127	83,070,907
		617,662,006
HEALTH CARE PROVIDERS & SERVICES — 1.6%
CVS Health Corp.	1,562,755	117,816,099
HEALTH CARE REITs — 2.5%
Alexandria Real Estate Equities, Inc. REIT	1,118,975	93,255,377
Healthpeak Properties, Inc. REIT	4,865,494	93,174,210
		186,429,587
HOTEL & RESORT REITs — 1.3%
Host Hotels & Resorts, Inc. REIT	5,588,062	95,108,815
HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	698,614	86,139,106
Kimberly-Clark Corp.	718,684	89,361,169
		175,500,275
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	6,653,034	87,553,927
INSURANCE — 2.5%
Principal Financial Group, Inc.	1,142,934	94,760,658
Prudential Financial, Inc.	880,183	91,310,184
		186,070,842
LEISURE PRODUCTS — 1.3%
Hasbro, Inc.	1,223,343	92,790,567
MACHINERY — 1.3%
Stanley Black & Decker, Inc.	1,263,060	93,883,250
MEDIA — 1.3%
Interpublic Group of Cos., Inc.	3,489,619	97,395,266
MULTI-UTILITIES — 1.3%
Dominion Energy, Inc.	1,562,755	95,593,723
OFFICE REITs — 1.3%
BXP, Inc. REIT	1,297,878	96,484,251
OIL, GAS & CONSUMABLE FUELS — 6.6%
APA Corp.	4,757,092	115,502,194
Chevron Corp.	589,180	91,493,762
Kinder Morgan, Inc.	3,348,354	94,791,902
ONEOK, Inc.	1,119,520	81,691,374
Phillips 66 Co.	738,512	100,452,402
		483,931,634

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.9%
Kenvue, Inc.	4,080,527	$66,226,953
PHARMACEUTICALS — 5.0%
Bristol-Myers Squibb Co.	1,876,009	84,608,006
Merck & Co., Inc.	1,091,569	91,615,386
Pfizer, Inc.	3,621,770	92,282,700
Viatris, Inc.	9,819,451	97,212,565
		365,718,657
RESIDENTIAL REITs — 5.8%
Camden Property Trust REIT	808,203	86,299,916
Equity Residential REIT	1,357,160	87,848,967
Essex Property Trust, Inc. REIT	319,446	85,502,917
Mid-America Apartment Communities, Inc. REIT	605,300	84,578,569
UDR, Inc. REIT	2,266,400	84,446,064
		428,676,433
RETAIL REITs — 6.6%
Federal Realty Investment Trust REIT	969,400	98,209,914
Kimco Realty Corp. REIT	4,177,064	91,268,848
Realty Income Corp. REIT	1,582,418	96,195,190
Regency Centers Corp. REIT	1,283,543	93,570,285
Simon Property Group, Inc. REIT	556,570	104,451,492
		483,695,729
SPECIALIZED REITs — 4.7%
Crown Castle, Inc. REIT	806,004	77,771,326
Extra Space Storage, Inc. REIT	610,005	85,974,105
Public Storage REIT	319,557	92,304,039
VICI Properties, Inc. REIT	2,748,036	89,613,454
		345,662,924
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc.	1,364,421	103,177,516
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
HP, Inc.	3,573,837	97,315,582
Security Description	Shares	Value
TOBACCO — 1.4%
Altria Group, Inc.	1,540,209	$101,746,207
TOTAL COMMON STOCKS (Cost $7,487,483,988)		7,314,332,840
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	26,629,182	26,629,182
State Street Navigator Securities Lending Portfolio II (d) (e)	7,641,474	7,641,474
TOTAL SHORT-TERM INVESTMENTS (Cost $34,270,656)		34,270,656
TOTAL INVESTMENTS — 100.0% (Cost $7,521,754,644)		7,348,603,496
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		110,164
NET ASSETS — 100.0%		$7,348,713,660
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	12/19/2025	$33,259,174	$33,693,750	$434,576
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,314,332,840	$—	$—	$7,314,332,840
Short-Term Investments	34,270,656	—	—	34,270,656
TOTAL INVESTMENTS	$7,348,603,496	$—	$—	$7,348,603,496
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$434,576	$—	$—	$434,576
TOTAL OTHER FINANCIAL INSTRUMENTS:	$434,576	$—	$—	$434,576

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,221,705	$20,221,705	$173,075,615	$166,668,138	$—	$—	26,629,182	$26,629,182	$237,795
State Street Navigator Securities Lending Portfolio II	74,063,324	74,063,324	582,162,469	648,584,319	—	—	7,641,474	7,641,474	38,059
Total		$94,285,029	$755,238,084	$815,252,457	$—	$—		$34,270,656	$275,854
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
Boeing Co. (a)	866,967	$187,117,488
General Dynamics Corp.	289,770	98,811,570
General Electric Co.	717,806	215,930,401
Huntington Ingalls Industries, Inc.	44,967	12,946,449
L3Harris Technologies, Inc.	214,638	65,552,592
Lockheed Martin Corp.	235,708	117,667,791
Northrop Grumman Corp.	154,267	93,997,968
RTX Corp.	660,683	110,552,086
Textron, Inc.	204,421	17,271,530
		919,847,875
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	135,610	17,954,764
Expeditors International of Washington, Inc.	155,874	19,108,594
FedEx Corp.	248,905	58,694,288
United Parcel Service, Inc. Class B	843,748	70,478,270
		166,235,916
AIRLINES — 0.1%
Southwest Airlines Co. (b)	602,452	19,224,243
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	250,017	21,556,466
AUTOMOBILES — 0.4%
Ford Motor Co.	4,484,491	53,634,512
General Motors Co.	1,092,317	66,598,568
		120,233,080
BANKS — 6.0%
Bank of America Corp.	7,817,724	403,316,381
Citigroup, Inc.	2,111,967	214,364,650
Citizens Financial Group, Inc.	494,810	26,304,100
Fifth Third Bancorp	759,413	33,831,849
Huntington Bancshares, Inc.	1,676,602	28,954,916
JPMorgan Chase & Co.	1,356,306	427,819,602
KeyCorp	1,069,378	19,986,675
M&T Bank Corp.	179,379	35,448,878
PNC Financial Services Group, Inc.	451,746	90,769,324
Regions Financial Corp.	1,023,519	26,990,196
Truist Financial Corp.	1,479,304	67,633,779
U.S. Bancorp	1,785,143	86,275,961
Wells Fargo & Co.	3,675,218	308,056,773
		1,769,753,084
BEVERAGES — 2.1%
Brown-Forman Corp. Class B (b)	202,079	5,472,299
Coca-Cola Co.	4,443,462	294,690,400
Constellation Brands, Inc. Class A	163,700	22,045,479
Keurig Dr. Pepper, Inc.	1,558,327	39,752,922
Molson Coors Beverage Co. Class B	194,282	8,791,260
Security Description	Shares	Value
Monster Beverage Corp. (a)	458,044	$30,830,942
PepsiCo, Inc.	1,570,487	220,559,194
		622,142,496
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,175,607	272,200,045
Amgen, Inc.	352,111	99,365,724
Biogen, Inc. (a)	168,412	23,591,153
Gilead Sciences, Inc.	1,423,599	158,019,489
Incyte Corp. (a)	75,267	6,383,394
Moderna, Inc. (a) (b)	392,474	10,137,603
Regeneron Pharmaceuticals, Inc.	116,906	65,732,737
		635,430,145
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	4,676,263	1,026,767,067
eBay, Inc.	172,968	15,731,439
		1,042,498,506
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	131,004	9,617,004
Allegion PLC	46,334	8,217,335
Builders FirstSource, Inc. (a)	60,867	7,380,124
Carrier Global Corp.	476,156	28,426,513
Johnson Controls International PLC	750,736	82,543,423
Masco Corp.	141,636	9,969,758
		146,154,157
CAPITAL MARKETS — 5.4%
Bank of New York Mellon Corp.	372,283	40,563,956
Blackrock, Inc.	165,073	192,453,658
Blackstone, Inc.	845,675	144,483,574
Cboe Global Markets, Inc.	119,923	29,411,116
Charles Schwab Corp.	1,957,342	186,867,441
CME Group, Inc.	413,599	111,750,314
Coinbase Global, Inc. Class A (a)	132,202	44,616,853
FactSet Research Systems, Inc.	23,891	6,844,533
Franklin Resources, Inc.	351,511	8,130,449
Goldman Sachs Group, Inc.	347,146	276,449,717
Intercontinental Exchange, Inc.	315,068	53,082,657
Invesco Ltd.	511,733	11,739,155
KKR & Co., Inc.	440,709	57,270,135
Moody's Corp.	84,988	40,495,082
Morgan Stanley	765,370	121,663,215
Nasdaq, Inc.	306,964	27,150,966
Northern Trust Corp.	219,216	29,506,474
Raymond James Financial, Inc.	77,284	13,339,218
Robinhood Markets, Inc. Class A (a)	292,900	41,937,422
S&P Global, Inc.	190,112	92,529,411
State Street Corp. (c)	325,342	37,742,925
T. Rowe Price Group, Inc.	251,875	25,852,450
		1,593,880,721
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	255,392	69,650,506

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Albemarle Corp. (b)	135,097	$10,953,665
CF Industries Holdings, Inc.	185,974	16,681,868
Corteva, Inc.	779,217	52,698,446
Dow, Inc.	813,869	18,662,016
DuPont de Nemours, Inc.	480,443	37,426,510
Eastman Chemical Co.	132,238	8,337,606
Ecolab, Inc.	149,378	40,908,659
International Flavors & Fragrances, Inc.	293,157	18,040,882
Linde PLC	537,895	255,500,125
LyondellBasell Industries NV Class A (b)	295,095	14,471,459
Mosaic Co.	363,726	12,614,017
PPG Industries, Inc.	258,881	27,210,982
Sherwin-Williams Co.	114,243	39,557,781
		622,714,522
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Rollins, Inc.	135,540	7,961,620
Veralto Corp.	148,555	15,837,449
Waste Management, Inc.	199,962	44,157,608
		67,956,677
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	4,542,827	310,820,223
F5, Inc. (a)	35,490	11,470,013
		322,290,236
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	33,175	20,909,539
Vulcan Materials Co.	57,467	17,677,999
		38,587,538
CONSUMER FINANCE — 0.5%
Capital One Financial Corp.	733,503	155,928,068
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Dollar General Corp.	252,638	26,110,137
Dollar Tree, Inc. (a)	222,750	21,020,918
Kroger Co.	697,800	47,038,698
Sysco Corp.	547,774	45,103,711
Target Corp.	521,408	46,770,298
Walmart, Inc.	1,661,724	171,257,275
		357,301,037
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	2,638,816	21,585,515
Avery Dennison Corp.	89,622	14,534,000
Ball Corp.	312,180	15,740,116
International Paper Co.	605,540	28,097,056
Packaging Corp. of America	51,327	11,185,693
Smurfit WestRock PLC	599,055	25,501,771
		116,644,151
DISTRIBUTORS — 0.1%
Genuine Parts Co.	159,615	22,122,639
LKQ Corp.	295,347	9,019,897
Pool Corp. (b)	37,849	11,735,840
		42,878,376
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	8,203,210	$231,658,650
Verizon Communications, Inc.	4,837,102	212,590,633
		444,249,283
ELECTRIC UTILITIES — 2.4%
Alliant Energy Corp.	295,232	19,901,589
American Electric Power Co., Inc.	613,464	69,014,700
Duke Energy Corp.	892,044	110,390,445
Edison International	441,437	24,402,637
Entergy Corp.	512,226	47,734,341
Evergy, Inc.	264,179	20,082,888
Eversource Energy	425,865	30,296,036
Exelon Corp.	1,158,672	52,151,827
FirstEnergy Corp.	596,325	27,323,611
NextEra Energy, Inc.	779,735	58,862,195
PG&E Corp.	2,521,396	38,022,652
Pinnacle West Capital Corp.	137,308	12,311,035
PPL Corp.	408,251	15,170,607
Southern Co.	1,262,134	119,612,439
Xcel Energy, Inc.	678,401	54,713,041
		699,990,043
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	140,609	26,434,492
Emerson Electric Co.	206,652	27,108,609
Generac Holdings, Inc. (a)	25,382	4,248,947
Rockwell Automation, Inc.	128,979	45,082,030
		102,874,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
CDW Corp.	150,351	23,947,907
Corning, Inc.	894,151	73,347,207
Jabil, Inc.	122,938	26,698,446
Keysight Technologies, Inc. (a)	197,304	34,512,416
TE Connectivity PLC	339,127	74,448,550
Teledyne Technologies, Inc. (a)	53,786	31,520,747
Trimble, Inc. (a)	152,945	12,487,959
Zebra Technologies Corp. Class A (a)	32,085	9,534,379
		286,497,611
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	1,130,864	55,095,694
Halliburton Co.	978,055	24,060,153
Schlumberger NV	1,711,773	58,833,638
		137,989,485
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	154,833	31,229,816
Take-Two Interactive Software, Inc. (a)	199,094	51,437,926
Walt Disney Co.	2,062,533	236,160,028
Warner Bros Discovery, Inc. (a)	2,840,350	55,472,036
		374,299,806

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,072,889	$539,384,216
Block, Inc. (a)	397,197	28,705,427
Fidelity National Information Services, Inc.	599,337	39,520,282
Global Payments, Inc.	278,345	23,124,902
Jack Henry & Associates, Inc.	50,505	7,521,710
PayPal Holdings, Inc. (a)	361,794	24,261,906
		662,518,443
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	551,055	32,920,026
Bunge Global SA	160,670	13,054,437
Campbell's Co.	224,892	7,102,089
Conagra Brands, Inc.	549,799	10,066,820
General Mills, Inc.	613,343	30,924,754
Hershey Co.	169,975	31,793,824
Hormel Foods Corp.	336,021	8,313,159
J.M. Smucker Co.	122,172	13,267,879
Kellanova	308,537	25,306,205
Kraft Heinz Co.	977,599	25,456,678
Lamb Weston Holdings, Inc.	159,907	9,287,399
McCormick & Co., Inc.	289,990	19,403,231
Mondelez International, Inc. Class A	1,484,305	92,724,533
Tyson Foods, Inc. Class A	327,989	17,809,803
		337,430,837
GAS UTILITIES — 0.1%
Atmos Energy Corp.	184,098	31,434,733
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,155,048	41,015,755
JB Hunt Transport Services, Inc.	87,666	11,762,147
Norfolk Southern Corp.	257,388	77,321,929
Old Dominion Freight Line, Inc.	114,690	16,146,058
Union Pacific Corp.	680,191	160,776,747
		307,022,636
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	1,996,648	267,431,033
Align Technology, Inc. (a)	77,262	9,674,748
Baxter International, Inc.	588,248	13,394,407
Becton Dickinson & Co.	328,951	61,569,759
Cooper Cos., Inc. (a)	228,767	15,684,265
Dexcom, Inc. (a)	256,585	17,265,605
Edwards Lifesciences Corp. (a)	673,615	52,387,039
GE HealthCare Technologies, Inc.	523,843	39,340,609
Hologic, Inc. (a)	255,242	17,226,283
IDEXX Laboratories, Inc. (a)	91,943	58,741,463
Medtronic PLC	1,469,886	139,991,943
Solventum Corp. (a)	169,547	12,376,931
STERIS PLC	112,964	27,951,812
Stryker Corp.	185,420	68,544,211
Zimmer Biomet Holdings, Inc.	227,195	22,378,707
		823,958,815
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Cardinal Health, Inc.	274,117	$43,025,404
Cencora, Inc.	222,517	69,543,238
Centene Corp. (a)	535,307	19,099,754
Cigna Group	306,390	88,316,917
CVS Health Corp.	1,454,545	109,658,147
Elevance Health, Inc.	258,302	83,462,542
HCA Healthcare, Inc.	76,979	32,808,450
Henry Schein, Inc. (a) (b)	118,245	7,847,921
Humana, Inc.	138,029	35,911,005
Labcorp Holdings, Inc.	95,375	27,378,347
McKesson Corp.	142,589	110,155,706
Molina Healthcare, Inc. (a) (b)	62,391	11,939,142
Quest Diagnostics, Inc.	128,501	24,489,721
UnitedHealth Group, Inc.	1,039,067	358,789,835
Universal Health Services, Inc. Class B	64,679	13,222,975
		1,035,649,104
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	178,707	14,893,441
Healthpeak Properties, Inc. REIT	796,239	15,247,977
Ventas, Inc. REIT	521,524	36,501,465
Welltower, Inc. REIT	352,991	62,881,817
		129,524,700
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	271,308	4,617,662
HOTELS, RESTAURANTS & LEISURE — 1.4%
Darden Restaurants, Inc.	76,487	14,560,065
Domino's Pizza, Inc.	20,805	8,981,727
McDonald's Corp.	818,544	248,747,336
MGM Resorts International (a)	234,259	8,119,417
Starbucks Corp.	1,304,212	110,336,335
Yum! Brands, Inc.	188,029	28,580,408
		419,325,288
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	317,895	53,873,666
Lennar Corp. Class A	260,990	32,895,180
Mohawk Industries, Inc. (a)	60,024	7,738,294
NVR, Inc. (a)	1,178	9,464,829
		103,971,969
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	279,457	24,488,817
Clorox Co.	140,288	17,297,510
Colgate-Palmolive Co.	519,085	41,495,655
Kimberly-Clark Corp.	380,445	47,304,531
Procter & Gamble Co.	2,687,036	412,863,082
		543,449,595
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	820,611	10,799,241

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	611,063	$94,824,756
Honeywell International, Inc.	728,409	153,330,095
		248,154,851
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	1,064,601	121,918,106
INSURANCE — 2.6%
Aflac, Inc.	552,035	61,662,310
Allstate Corp.	302,236	64,874,957
American International Group, Inc.	635,470	49,909,814
Aon PLC Class A	121,106	43,183,977
Arthur J Gallagher & Co.	161,878	50,140,092
Assurant, Inc.	57,747	12,508,000
Chubb Ltd.	425,496	120,096,246
Cincinnati Financial Corp.	84,290	13,326,249
Everest Group Ltd.	47,934	16,787,925
Globe Life, Inc.	93,051	13,303,501
Hartford Insurance Group, Inc.	145,323	19,384,635
Loews Corp.	195,064	19,582,475
Marsh & McLennan Cos., Inc.	315,674	63,617,781
MetLife, Inc.	640,960	52,795,875
Principal Financial Group, Inc.	232,679	19,291,416
Prudential Financial, Inc.	403,952	41,905,980
Travelers Cos., Inc.	258,253	72,109,403
W.R. Berkley Corp.	154,572	11,843,307
Willis Towers Watson PLC	58,042	20,050,609
		766,374,552
INTERACTIVE MEDIA & SERVICES — 0.0% *
Match Group, Inc.	276,144	9,753,406
IT SERVICES — 0.9%
Accenture PLC Class A	714,694	176,243,540
Akamai Technologies, Inc. (a)	164,377	12,453,202
Cognizant Technology Solutions Corp. Class A	560,220	37,573,955
EPAM Systems, Inc. (a)	63,913	9,637,441
VeriSign, Inc.	96,449	26,964,247
		262,872,385
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	151,706	11,506,900
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	325,741	41,808,857
Bio-Techne Corp.	179,932	10,009,617
Charles River Laboratories International, Inc. (a)	56,089	8,775,685
Danaher Corp.	731,059	144,939,757
IQVIA Holdings, Inc. (a)	194,965	37,031,652
Mettler-Toledo International, Inc. (a)	13,836	16,985,212
Revvity, Inc.	133,015	11,658,765
Thermo Fisher Scientific, Inc.	433,060	210,042,761
Waters Corp. (a) (b)	36,819	11,038,705
Security Description	Shares	Value
West Pharmaceutical Services, Inc.	82,604	$21,669,507
		513,960,518
MACHINERY — 1.1%
Deere & Co.	161,783	73,976,895
Dover Corp.	86,505	14,431,629
Fortive Corp.	388,084	19,012,235
IDEX Corp.	86,353	14,054,814
Illinois Tool Works, Inc.	179,642	46,843,448
Nordson Corp.	61,680	13,998,276
Otis Worldwide Corp.	450,269	41,168,095
PACCAR, Inc.	270,990	26,643,737
Pentair PLC	65,991	7,309,163
Snap-on, Inc.	59,993	20,789,374
Stanley Black & Decker, Inc.	178,424	13,262,256
Xylem, Inc.	279,236	41,187,310
		332,677,232
MEDIA — 0.8%
Charter Communications, Inc. Class A (a) (b)	106,581	29,320,966
Comcast Corp. Class A	4,225,005	132,749,657
Fox Corp. Class A	240,694	15,178,164
Fox Corp. Class B	150,926	8,646,551
Interpublic Group of Cos., Inc.	420,131	11,725,856
News Corp. Class A	433,521	13,313,430
News Corp. Class B (b)	128,230	4,430,346
Omnicom Group, Inc. (b)	222,346	18,127,869
Paramount Skydance Corp. Class B	354,205	6,701,564
		240,194,403
METALS & MINING — 0.8%
Freeport-McMoRan, Inc.	1,647,324	64,608,047
Newmont Corp.	1,259,995	106,230,178
Nucor Corp.	263,491	35,684,586
Steel Dynamics, Inc.	158,764	22,136,465
		228,659,276
MULTI-UTILITIES — 1.3%
Ameren Corp.	310,251	32,383,999
CenterPoint Energy, Inc.	749,050	29,063,140
CMS Energy Corp.	343,741	25,182,466
Consolidated Edison, Inc.	414,216	41,636,992
Dominion Energy, Inc.	979,725	59,929,778
DTE Energy Co.	238,080	33,671,655
NiSource, Inc.	540,041	23,383,775
Public Service Enterprise Group, Inc.	303,354	25,317,925
Sempra	748,614	67,360,288
WEC Energy Group, Inc.	369,093	42,294,367
		380,224,385
OFFICE REITs — 0.0% *
BXP, Inc. REIT	169,064	12,568,218
OIL, GAS & CONSUMABLE FUELS — 5.4%
APA Corp.	410,369	9,963,759

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	2,207,955	$342,873,332
ConocoPhillips	1,432,978	135,545,389
Coterra Energy, Inc.	877,140	20,744,361
Devon Energy Corp.	728,301	25,534,233
Diamondback Energy, Inc.	215,200	30,795,120
EOG Resources, Inc.	626,229	70,212,795
EQT Corp.	716,030	38,973,513
Expand Energy Corp.	273,030	29,006,707
Exxon Mobil Corp.	4,890,926	551,451,906
Kinder Morgan, Inc.	2,243,271	63,507,002
Marathon Petroleum Corp.	348,955	67,257,587
Occidental Petroleum Corp.	824,498	38,957,531
ONEOK, Inc.	316,897	23,123,974
Phillips 66 Co.	463,545	63,051,391
Valero Energy Corp.	356,310	60,665,341
Williams Cos., Inc.	672,578	42,607,816
		1,614,271,757
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	268,887	23,694,322
Kenvue, Inc.	2,201,520	35,730,670
		59,424,992
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	2,335,216	105,318,242
Johnson & Johnson	2,763,065	512,327,512
Merck & Co., Inc.	2,865,476	240,499,401
Pfizer, Inc.	6,522,586	166,195,491
Viatris, Inc.	1,337,636	13,242,596
Zoetis, Inc.	508,280	74,371,530
		1,111,954,772
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	199,945	58,683,858
Broadridge Financial Solutions, Inc.	75,405	17,959,209
Equifax, Inc.	141,938	36,411,355
Jacobs Solutions, Inc.	137,212	20,562,590
Leidos Holdings, Inc.	70,989	13,414,081
Paychex, Inc.	197,001	24,971,847
Verisk Analytics, Inc.	89,629	22,542,590
		194,545,530
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	485,174	40,934,130
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	91,535	17,681,816
Camden Property Trust REIT	60,345	6,443,639
Equity Residential REIT	398,634	25,803,579
Essex Property Trust, Inc. REIT	38,777	10,379,052
Invitation Homes, Inc. REIT	646,877	18,972,903
Mid-America Apartment Communities, Inc. REIT	79,095	11,051,944
UDR, Inc. REIT	189,493	7,060,509
		97,393,442
Security Description	Shares	Value
RETAIL REITs — 0.4%
Federal Realty Investment Trust REIT	89,417	$9,058,836
Kimco Realty Corp. REIT	776,742	16,971,813
Realty Income Corp. REIT	1,048,998	63,768,589
Regency Centers Corp. REIT	187,917	13,699,149
		103,498,387
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	1,861,934	301,242,302
Analog Devices, Inc.	569,285	139,873,324
Applied Materials, Inc.	534,056	109,342,625
First Solar, Inc. (a)	57,901	12,768,908
Intel Corp. (a)	5,021,368	168,466,896
Lam Research Corp.	1,451,822	194,398,966
Microchip Technology, Inc.	619,028	39,753,978
Micron Technology, Inc.	1,284,006	214,839,884
NXP Semiconductors NV	173,477	39,505,917
ON Semiconductor Corp. (a)	469,281	23,140,246
QUALCOMM, Inc.	1,237,182	205,817,598
Skyworks Solutions, Inc.	170,326	13,111,695
Teradyne, Inc.	182,490	25,117,924
Texas Instruments, Inc.	1,042,897	191,611,466
		1,678,991,729
SOFTWARE — 8.2%
Adobe, Inc. (a)	282,148	99,527,707
Cadence Design Systems, Inc. (a)	140,633	49,398,748
Gen Digital, Inc.	269,979	7,664,704
Microsoft Corp.	4,093,366	2,120,158,920
PTC, Inc. (a)	73,128	14,846,446
Roper Technologies, Inc.	123,633	61,654,541
Synopsys, Inc. (a)	101,709	50,182,203
Workday, Inc. Class A (a)	131,248	31,595,331
		2,435,028,600
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	537,164	103,307,381
Crown Castle, Inc. REIT	499,737	48,219,623
Digital Realty Trust, Inc. REIT	367,685	63,565,383
Equinix, Inc. REIT	59,666	46,732,798
Extra Space Storage, Inc. REIT	133,743	18,849,738
SBA Communications Corp. REIT	123,005	23,783,017
VICI Properties, Inc. REIT	1,223,345	39,893,280
Weyerhaeuser Co. REIT	827,670	20,517,939
		364,869,159
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	225,484	17,051,100
CarMax, Inc. (a)	172,149	7,724,326
Home Depot, Inc.	639,338	259,053,364
Lowe's Cos., Inc.	642,974	161,585,796
Ross Stores, Inc.	375,233	57,181,757
TJX Cos., Inc.	524,776	75,851,123
Tractor Supply Co.	279,644	15,903,354

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Ulta Beauty, Inc. (a)	51,632	$28,229,796
		622,580,616
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.6%
Apple, Inc.	9,193,626	2,340,972,988
Dell Technologies, Inc. Class C	184,288	26,126,510
Hewlett Packard Enterprise Co.	1,505,283	36,969,750
HP, Inc.	1,077,390	29,337,330
NetApp, Inc.	121,545	14,398,221
Seagate Technology Holdings PLC	244,081	57,617,761
Western Digital Corp.	397,963	47,779,438
		2,553,201,998
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a) (b)	67,456	12,002,446
NIKE, Inc. Class B	1,362,898	95,034,878
		107,037,324
TOBACCO — 0.7%
Altria Group, Inc.	1,040,694	68,748,246
Philip Morris International, Inc.	821,603	133,264,006
		202,012,252
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	566,220	27,767,429
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	223,872	31,160,744
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	260,818	62,434,613
TOTAL COMMON STOCKS (Cost $26,928,471,177)		29,672,832,329
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	26,626,684	26,626,684
State Street Navigator Securities Lending Portfolio II (c) (f)	39,152,854	$39,152,854
TOTAL SHORT-TERM INVESTMENTS (Cost $65,779,538)		65,779,538
TOTAL INVESTMENTS — 100.1% (Cost $26,994,250,715)		29,738,611,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(18,374,096)
NET ASSETS — 100.0%		$29,720,237,771
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,672,832,329	$—	$—	$29,672,832,329
Short-Term Investments	65,779,538	—	—	65,779,538
TOTAL INVESTMENTS	$29,738,611,867	$—	$—	$29,738,611,867
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	313,158	$33,301,222	$3,266,582	$1,914,782	$386,949	$2,702,954	325,342	$37,742,925	$238,000
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,769,323	16,769,323	226,177,897	216,320,536	—	—	26,626,684	26,626,684	306,537
State Street Navigator Securities Lending Portfolio II	75,661,969	75,661,969	398,720,502	435,229,617	—	—	39,152,854	39,152,854	30,776
Total		$125,732,514	$628,164,981	$653,464,935	$386,949	$2,702,954		$103,522,463	$575,313
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	304,753	$27,327,200
Mercury Systems, Inc. (a)	451,684	34,960,342
Moog, Inc. Class A	244,387	50,751,848
National Presto Industries, Inc.	46,253	5,187,274
		118,226,664
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	182,424	4,677,351
Hub Group, Inc. Class A	523,350	18,024,174
		22,701,525
AIRLINES — 0.5%
Allegiant Travel Co. (a) (b)	116,082	7,054,303
JetBlue Airways Corp. (a) (b)	2,502,209	12,310,868
SkyWest, Inc. (a)	347,153	34,930,535
Sun Country Airlines Holdings, Inc. (a)	452,012	5,338,262
		59,633,968
AUTO COMPONENTS — 2.1%
Adient PLC (a)	698,481	16,819,422
American Axle & Manufacturing Holdings, Inc. (a) (b)	1,029,478	6,187,163
BorgWarner, Inc.	1,860,196	81,774,216
Dana, Inc.	1,123,668	22,518,307
Dorman Products, Inc. (a)	239,403	37,318,140
Fox Factory Holding Corp. (a)	356,653	8,663,101
Gentherm, Inc. (a)	261,763	8,915,648
LCI Industries (b)	208,440	19,416,186
Patrick Industries, Inc. (b)	286,098	29,591,116
Phinia, Inc.	334,467	19,225,163
Standard Motor Products, Inc.	177,373	7,240,366
XPEL, Inc. (a) (b)	213,650	7,065,406
		264,734,234
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	241,327	8,069,975
BANKS — 8.5%
Ameris Bancorp	552,787	40,524,815
Atlantic Union Bankshares Corp.	1,226,352	43,277,962
Axos Financial, Inc. (a)	479,601	40,598,225
Banc of California, Inc.	1,124,464	18,609,879
BancFirst Corp.	175,441	22,184,514
Bancorp, Inc. (a)	396,216	29,672,616
Bank of Hawaii Corp.	342,399	22,475,070
BankUnited, Inc.	647,136	24,694,710
Banner Corp.	297,712	19,500,136
Beacon Financial Corp.	717,076	17,001,872
Capitol Federal Financial, Inc.	1,061,984	6,743,598
Cathay General Bancorp	594,775	28,555,148
Central Pacific Financial Corp.	234,460	7,113,516
City Holding Co.	124,984	15,481,768
Community Financial System, Inc.	454,849	26,672,345
Customers Bancorp, Inc. (a)	253,189	16,550,965
Security Description	Shares	Value
CVB Financial Corp.	1,114,336	$21,072,094
Dime Community Bancshares, Inc.	344,061	10,263,340
Eagle Bancorp, Inc. (b)	237,240	4,796,993
FB Financial Corp.	354,127	19,739,039
First BanCorp	1,371,678	30,245,500
First Bancorp/Southern Pines NC	357,142	18,889,240
First Commonwealth Financial Corp.	897,792	15,307,354
First Financial Bancorp	823,987	20,805,672
First Hawaiian, Inc.	1,072,775	26,637,003
Fulton Financial Corp.	1,567,847	29,208,990
Hanmi Financial Corp.	257,103	6,347,873
Heritage Financial Corp.	291,934	7,061,883
Hilltop Holdings, Inc.	378,599	12,652,779
Hope Bancorp, Inc.	1,094,935	11,792,450
Independent Bank Corp.	424,988	29,396,420
Lakeland Financial Corp.	219,511	14,092,606
National Bank Holdings Corp. Class A	326,443	12,613,757
NBT Bancorp, Inc.	451,121	18,838,813
Northwest Bancshares, Inc.	1,249,107	15,476,436
OFG Bancorp	383,276	16,668,673
Park National Corp.	123,160	20,017,195
Pathward Financial, Inc.	197,914	14,647,615
Preferred Bank	98,797	8,930,261
Provident Financial Services, Inc.	1,124,047	21,671,626
Renasant Corp.	810,174	29,887,319
S&T Bancorp, Inc.	329,960	12,403,196
Seacoast Banking Corp. of Florida	746,453	22,714,565
ServisFirst Bancshares, Inc.	432,660	34,842,110
Simmons First National Corp. Class A	1,250,269	23,967,657
Southside Bancshares, Inc.	247,158	6,982,213
Stellar Bancorp, Inc.	402,078	12,199,046
Tompkins Financial Corp.	108,571	7,188,486
Triumph Financial, Inc. (a)	192,949	9,655,168
TrustCo Bank Corp.	160,482	5,825,497
Trustmark Corp.	519,800	20,584,080
United Community Banks, Inc.	1,045,628	32,780,438
Veritex Holdings, Inc.	471,021	15,793,334
WaFd, Inc.	677,792	20,530,320
Westamerica BanCorp	219,298	10,962,707
WSFS Financial Corp.	482,031	25,995,932
		1,079,142,819
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	117,509	2,842,543
National Beverage Corp. (a)	201,725	7,447,687
		10,290,230
BIOTECHNOLOGY — 2.8%
ACADIA Pharmaceuticals, Inc. (a)	1,073,276	22,903,710

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ADMA Biologics, Inc. (a)	2,051,261	$30,071,486
Alkermes PLC (a)	1,418,929	42,567,870
Arcus Biosciences, Inc. (a)	587,184	7,985,702
Arrowhead Pharmaceuticals, Inc. (a)	1,186,681	40,928,628
Catalyst Pharmaceuticals, Inc. (a)	989,361	19,490,412
Dynavax Technologies Corp. (a) (b)	857,165	8,511,648
Krystal Biotech, Inc. (a)	221,440	39,090,803
Myriad Genetics, Inc. (a)	796,698	5,760,127
Protagonist Therapeutics, Inc. (a)	502,746	33,397,417
Sarepta Therapeutics, Inc. (a)	839,850	16,183,909
TG Therapeutics, Inc. (a)	1,166,157	42,127,422
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Veracyte, Inc. (a) (b)	676,494	23,224,039
Vericel Corp. (a)	433,926	13,655,651
Vir Biotechnology, Inc. (a) (b)	834,070	4,762,540
Xencor, Inc. (a)	612,120	7,180,168
		357,844,884
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	851,726	56,546,089
Kohl's Corp. (b)	962,492	14,793,502
		71,339,591
BUILDING PRODUCTS — 2.8%
American Woodmark Corp. (a)	125,383	8,370,569
Apogee Enterprises, Inc.	187,865	8,185,278
Armstrong World Industries, Inc.	372,062	72,927,873
AZZ, Inc.	258,177	28,174,856
CSW Industrials, Inc.	144,500	35,077,375
Gibraltar Industries, Inc. (a)	253,981	15,950,007
Griffon Corp.	336,544	25,627,825
Hayward Holdings, Inc. (a)	1,695,148	25,630,638
Insteel Industries, Inc.	169,458	6,497,020
Masterbrand, Inc. (a)	1,089,923	14,354,286
Quanex Building Products Corp.	393,624	5,597,333
Resideo Technologies, Inc. (a)	1,176,245	50,790,259
Zurn Elkay Water Solutions Corp. (b)	1,275,447	59,984,272
		357,167,591
CAPITAL MARKETS — 3.5%
Acadian Asset Management, Inc.	228,535	11,006,246
Artisan Partners Asset Management, Inc. Class A	607,217	26,353,218
BGC Group, Inc. Class A	3,140,318	29,707,408
Cohen & Steers, Inc.	238,662	15,658,614
Donnelley Financial Solutions, Inc. (a)	234,107	12,040,123
MarketAxess Holdings, Inc.	320,245	55,802,691
Moelis & Co. Class A	638,343	45,526,623
Piper Sandler Cos.	143,118	49,660,515
PJT Partners, Inc. Class A (b)	209,261	37,191,957
StepStone Group, Inc. Class A	617,828	40,350,347
Security Description	Shares	Value
StoneX Group, Inc. (a)	397,601	$40,125,893
Victory Capital Holdings, Inc. Class A	421,310	27,284,035
Virtu Financial, Inc. Class A	684,767	24,309,228
Virtus Investment Partners, Inc.	54,789	10,411,554
WisdomTree, Inc. (b)	1,023,343	14,224,468
		439,652,920
CHEMICALS — 2.9%
AdvanSix, Inc.	232,805	4,511,761
Balchem Corp.	279,027	41,870,792
Celanese Corp.	940,984	39,596,607
Chemours Co. (b)	1,286,930	20,384,971
Element Solutions, Inc.	1,952,463	49,143,494
FMC Corp. (b)	1,073,198	36,091,649
Hawkins, Inc.	178,660	32,644,755
HB Fuller Co.	464,011	27,506,572
Ingevity Corp. (a)	313,541	17,304,328
Innospec, Inc.	213,505	16,474,046
Koppers Holdings, Inc.	168,969	4,731,132
Minerals Technologies, Inc.	269,752	16,756,994
Quaker Chemical Corp. (b)	118,199	15,572,718
Sensient Technologies Corp. (b)	365,084	34,263,133
Stepan Co.	185,803	8,862,803
		365,715,755
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	535,769	24,709,666
Brady Corp. Class A	376,641	29,389,297
CoreCivic, Inc. (a)	920,767	18,737,608
Deluxe Corp.	387,502	7,502,039
Enviri Corp. (a) (b)	697,806	8,855,158
GEO Group, Inc. (a) (b)	1,193,105	24,446,721
Healthcare Services Group, Inc. (a)	620,005	10,434,684
HNI Corp.	394,590	18,486,542
Interface, Inc.	502,385	14,539,022
Liquidity Services, Inc. (a)	198,686	5,449,957
MillerKnoll, Inc.	583,030	10,342,952
OPENLANE, Inc. (a)	914,583	26,321,699
Pitney Bowes, Inc. (b)	1,362,520	15,546,353
UniFirst Corp.	128,972	21,562,829
Vestis Corp.	947,313	4,291,328
		240,615,855
COMMUNICATIONS EQUIPMENT — 1.2%
Calix, Inc. (a)	507,138	31,123,059
Digi International, Inc. (a)	317,032	11,558,987
Extreme Networks, Inc. (a)	1,136,876	23,476,489
Harmonic, Inc. (a)	985,722	10,034,650
NetScout Systems, Inc. (a)	588,174	15,192,534
Viasat, Inc. (a) (b)	1,152,940	33,781,142
Viavi Solutions, Inc. (a) (b)	1,921,195	24,379,965
		149,546,826
CONSTRUCTION & ENGINEERING — 2.7%
Arcosa, Inc.	421,414	39,490,706
Dycom Industries, Inc. (a)	248,570	72,522,783

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Everus Construction Group, Inc. (a)	438,286	$37,583,024
Granite Construction, Inc. (b)	376,400	41,272,260
MYR Group, Inc. (a)	133,432	27,757,859
Sterling Infrastructure, Inc. (a) (b)	261,360	88,778,765
WillScot Holdings Corp.	1,564,836	33,033,688
		340,439,085
CONSUMER FINANCE — 0.7%
Bread Financial Holdings, Inc.	401,250	22,377,712
Encore Capital Group, Inc. (a)	197,946	8,262,266
Enova International, Inc. (a)	215,383	24,788,429
EZCORP, Inc. Class A (a)	490,715	9,343,214
Navient Corp. (b)	588,785	7,742,523
PRA Group, Inc. (a)	331,650	5,120,676
PROG Holdings, Inc.	340,192	11,008,613
World Acceptance Corp. (a)	26,997	4,566,273
		93,209,706
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	288,743	11,494,859
Chefs' Warehouse, Inc. (a)	310,235	18,096,008
Grocery Outlet Holding Corp. (a) (b)	839,465	13,473,413
PriceSmart, Inc.	216,299	26,213,276
United Natural Foods, Inc. (a)	520,849	19,594,339
		88,871,895
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a)	1,324,685	17,181,164
Sealed Air Corp.	1,264,219	44,690,142
		61,871,306
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	309,242	47,762,427
Frontdoor, Inc. (a)	626,144	42,133,230
Matthews International Corp. Class A (b)	268,155	6,510,803
Mister Car Wash, Inc. (a) (b)	819,767	4,369,358
Perdoceo Education Corp.	525,212	19,779,484
Strategic Education, Inc.	203,470	17,500,455
Stride, Inc. (a) (b)	370,031	55,112,417
		193,168,174
DIVERSIFIED REITs — 0.7%
Alexander & Baldwin, Inc. REIT	625,161	11,371,679
American Assets Trust, Inc. REIT	402,841	8,185,729
Armada Hoffler Properties, Inc. REIT (b)	679,104	4,760,519
Essential Properties Realty Trust, Inc. REIT	1,707,673	50,820,348
Global Net Lease, Inc. REIT	1,682,520	13,678,888
		88,817,163
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	406,616	15,593,724
Lumen Technologies, Inc. (a)	8,112,658	49,649,467
Security Description	Shares	Value
Shenandoah Telecommunications Co. (b)	400,633	$5,376,495
Uniti Group, Inc.	1,532,429	9,378,465
		79,998,151
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	315,079	26,523,350
Otter Tail Corp. (b)	360,846	29,578,547
		56,101,897
ELECTRICAL EQUIPMENT — 0.5%
Powell Industries, Inc. (b)	80,953	24,675,284
Sunrun, Inc. (a) (b)	1,982,430	34,276,215
Vicor Corp. (a)	196,960	9,792,851
		68,744,350
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Advanced Energy Industries, Inc.	323,651	55,065,981
Arlo Technologies, Inc. (a)	894,464	15,161,165
Badger Meter, Inc.	253,308	45,235,743
Benchmark Electronics, Inc.	308,979	11,911,141
CTS Corp.	253,843	10,138,489
ePlus, Inc.	226,707	16,098,464
Insight Enterprises, Inc. (a)	269,053	30,513,301
Itron, Inc. (a)	393,140	48,969,518
Knowles Corp. (a)	738,956	17,225,064
Mirion Technologies, Inc. (a) (b)	2,105,784	48,980,536
OSI Systems, Inc. (a) (b)	135,697	33,821,120
PC Connection, Inc.	98,155	6,084,628
Plexus Corp. (a)	232,068	33,577,919
Ralliant Corp.	968,846	42,367,636
Rogers Corp. (a)	144,836	11,653,505
Sanmina Corp. (a)	458,026	52,723,373
ScanSource, Inc. (a)	180,807	7,953,700
TTM Technologies, Inc. (a)	888,065	51,152,544
Vishay Intertechnology, Inc.	1,052,491	16,103,112
		554,736,939
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock, Inc.	1,512,234	39,786,877
Atlas Energy Solutions, Inc. (b)	654,098	7,437,094
Bristow Group, Inc. (a)	218,638	7,888,459
Cactus, Inc. Class A	590,448	23,304,983
Core Laboratories, Inc. (b)	408,703	5,051,569
Helix Energy Solutions Group, Inc. (a)	1,178,285	7,729,550
Helmerich & Payne, Inc. (b)	855,462	18,897,156
Innovex International, Inc. (a) (b)	327,905	6,079,359
Kodiak Gas Services, Inc.	562,568	20,798,139
Liberty Energy, Inc.	1,393,277	17,193,038
Noble Corp. PLC (b)	1,072,834	30,339,745
Oceaneering International, Inc. (a)	863,759	21,403,948
Patterson-UTI Energy, Inc.	3,017,730	15,631,841
RPC, Inc. (b)	746,027	3,551,088
Tidewater, Inc. (a) (b)	395,570	21,095,748
		246,188,594

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (b)	878,603	$24,618,456
Madison Square Garden Sports Corp. (a)	153,078	34,748,706
		59,367,162
FINANCIAL SERVICES — 2.9%
Enact Holdings, Inc.	248,497	9,527,375
EVERTEC, Inc.	551,939	18,644,499
HA Sustainable Infrastructure Capital, Inc. (b)	1,067,755	32,780,079
Jackson Financial, Inc. Class A	598,652	60,601,542
Mr. Cooper Group, Inc.	549,826	115,897,823
NCR Atleos Corp. (a)	633,065	24,885,785
NMI Holdings, Inc. (a)	668,058	25,613,344
Payoneer Global, Inc. (a)	2,495,109	15,095,409
Radian Group, Inc.	1,165,031	42,197,423
Walker & Dunlop, Inc.	290,455	24,287,847
		369,531,126
FOOD PRODUCTS — 1.0%
Cal-Maine Foods, Inc.	390,738	36,768,446
Fresh Del Monte Produce, Inc.	285,176	9,901,311
Freshpet, Inc. (a)	419,651	23,126,967
J&J Snack Foods Corp.	133,576	12,835,318
John B Sanfilippo & Son, Inc.	81,025	5,208,287
Simply Good Foods Co. (a)	797,121	19,784,543
Tootsie Roll Industries, Inc. (b)	163,658	6,860,543
TreeHouse Foods, Inc. (a)	382,872	7,737,843
		122,223,258
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	202,994	27,341,262
MDU Resources Group, Inc. (b)	1,757,178	31,295,340
Northwest Natural Holding Co. (b)	353,095	15,864,558
		74,501,160
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	196,088	13,700,669
Heartland Express, Inc. (b)	367,951	3,083,429
Hertz Global Holdings, Inc. (a) (b)	1,076,856	7,322,621
Marten Transport Ltd.	502,949	5,361,436
RXO, Inc. (a) (b)	1,404,143	21,595,719
Schneider National, Inc. Class B	412,817	8,735,208
Werner Enterprises, Inc. (b)	517,404	13,618,073
		73,417,155
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Artivion, Inc. (a)	354,259	14,999,326
Avanos Medical, Inc. (a)	401,094	4,636,647
CONMED Corp. (b)	266,733	12,544,453
Embecta Corp.	503,253	7,100,900
Enovis Corp. (a) (b)	491,951	14,925,793
Glaukos Corp. (a)	493,127	40,214,507
ICU Medical, Inc. (a)	212,298	25,467,268
Inspire Medical Systems, Inc. (a)	231,519	17,178,710
Security Description	Shares	Value
Integer Holdings Corp. (a) (b)	301,588	$31,163,088
Integra LifeSciences Holdings Corp. (a) (b)	583,706	8,364,507
LeMaitre Vascular, Inc.	179,979	15,749,962
Merit Medical Systems, Inc. (a)	509,837	42,433,733
Neogen Corp. (a) (b)	1,858,748	10,613,451
Omnicell, Inc. (a)	395,279	12,036,246
QuidelOrtho Corp. (a) (b)	580,313	17,090,218
STAAR Surgical Co. (a) (b)	423,393	11,376,570
Tandem Diabetes Care, Inc. (a) (b)	572,779	6,953,537
Teleflex, Inc.	380,069	46,505,243
TransMedics Group, Inc. (a) (b)	292,986	32,873,029
UFP Technologies, Inc. (a) (b)	65,918	13,157,233
		385,384,421
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	791,074	19,586,992
AdaptHealth Corp. (a)	933,125	8,351,469
Addus HomeCare Corp. (a)	156,551	18,471,452
AMN Healthcare Services, Inc. (a)	334,472	6,475,378
Astrana Health, Inc. (a)	365,325	10,356,964
Concentra Group Holdings Parent, Inc.	1,017,548	21,297,280
CorVel Corp. (a)	267,168	20,684,147
National HealthCare Corp.	106,929	12,992,943
NeoGenomics, Inc. (a)	1,099,458	8,487,816
OmniAb, Inc. (a) (c)	84,362	—
Pediatrix Medical Group, Inc. (a)	742,722	12,440,593
Premier, Inc. Class A (b)	709,000	19,710,200
Privia Health Group, Inc. (a)	986,107	24,554,064
Progyny, Inc. (a)	684,323	14,726,631
RadNet, Inc. (a) (b)	595,162	45,357,296
Select Medical Holdings Corp.	938,453	12,049,736
U.S. Physical Therapy, Inc. (b)	131,239	11,148,753
		266,691,714
HEALTH CARE REITs — 0.8%
CareTrust REIT, Inc.	1,885,738	65,397,394
LTC Properties, Inc. REIT	396,483	14,614,363
Medical Properties Trust, Inc. REIT (b)	4,237,184	21,482,523
Universal Health Realty Income Trust REIT (b)	110,909	4,344,306
		105,838,586
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a)	1,031,309	12,602,596
HealthStream, Inc.	202,354	5,714,477
Schrodinger, Inc. (a) (b)	487,306	9,775,358
Waystar Holding Corp. (a)	987,414	37,442,739
		65,535,170
HOTEL & RESORT REITs — 1.0%
Apple Hospitality REIT, Inc.	1,899,078	22,807,927

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
DiamondRock Hospitality Co. REIT (b)	1,772,176	$14,106,521
Pebblebrook Hotel Trust REIT (b)	1,022,308	11,644,088
Ryman Hospitality Properties, Inc. REIT	538,594	48,252,636
Summit Hotel Properties, Inc. REIT	901,937	4,951,634
Sunstone Hotel Investors, Inc. REIT	1,638,195	15,349,887
Xenia Hotels & Resorts, Inc. REIT	827,334	11,351,023
		128,463,716
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a) (b)	192,677	5,882,429
Bloomin' Brands, Inc. (b)	676,487	4,850,412
Brinker International, Inc. (a)	382,004	48,392,267
Caesars Entertainment, Inc. (a)	1,782,484	48,171,630
Cheesecake Factory, Inc. (b)	394,448	21,552,639
Cracker Barrel Old Country Store, Inc. (b)	189,662	8,356,508
Dave & Buster's Entertainment, Inc. (a)	230,037	4,177,472
Golden Entertainment, Inc.	171,969	4,055,029
Monarch Casino & Resort, Inc.	106,957	11,320,329
Papa John's International, Inc. (b)	281,585	13,558,318
Penn Entertainment, Inc. (a) (b)	1,207,970	23,265,502
Pursuit Attractions & Hospitality, Inc. (a) (b)	186,187	6,736,245
Sabre Corp. (a) (b)	3,392,373	6,208,042
Shake Shack, Inc. Class A (a)	346,080	32,396,549
Six Flags Entertainment Corp. (a) (b)	867,944	19,719,687
United Parks & Resorts, Inc. (a) (b)	237,041	12,255,020
Wendy's Co. (b)	1,342,894	12,300,909
		283,198,987
HOUSEHOLD DURABLES — 2.7%
Cavco Industries, Inc. (a)	68,148	39,575,588
Century Communities, Inc.	221,940	14,064,338
Champion Homes, Inc. (a)	483,300	36,909,621
Dream Finders Homes, Inc. Class A (a) (b)	248,788	6,448,585
Ethan Allen Interiors, Inc.	196,355	5,784,618
Green Brick Partners, Inc. (a)	262,627	19,397,630
Helen of Troy Ltd. (a) (b)	200,927	5,063,360
Installed Building Products, Inc. (b)	196,212	48,397,652
La-Z-Boy, Inc.	353,973	12,148,353
Leggett & Platt, Inc.	1,155,258	10,258,691
LGI Homes, Inc. (a)	174,524	9,024,636
M/I Homes, Inc. (a)	227,007	32,788,891
Meritage Homes Corp.	611,830	44,314,847
Newell Brands, Inc.	3,601,186	18,870,215
Sonos, Inc. (a)	1,031,278	16,294,193
Security Description	Shares	Value
Tri Pointe Homes, Inc. (a)	752,306	$25,555,835
		344,897,053
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	72,584	2,369,868
Central Garden & Pet Co. Class A (a)	434,110	12,819,268
Energizer Holdings, Inc.	523,074	13,019,312
Reynolds Consumer Products, Inc. (b)	469,336	11,484,652
WD-40 Co.	116,596	23,039,369
		62,732,469
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Clearway Energy, Inc. Class A	307,744	8,287,546
Clearway Energy, Inc. Class C (b)	706,880	19,969,360
		28,256,906
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	240,287	12,874,577
LXP Industrial Trust REIT	2,546,767	22,819,032
Terreno Realty Corp. REIT (b)	889,669	50,488,716
		86,182,325
INSURANCE — 2.4%
AMERISAFE, Inc.	161,612	7,085,070
Assured Guaranty Ltd.	385,279	32,613,867
Employers Holdings, Inc.	203,626	8,650,032
Genworth Financial, Inc. (a)	3,528,942	31,407,584
Goosehead Insurance, Inc. Class A (b)	217,076	16,154,796
HCI Group, Inc.	91,736	17,606,891
Horace Mann Educators Corp.	351,291	15,867,814
Lincoln National Corp.	1,451,027	58,519,919
Mercury General Corp.	228,988	19,413,603
Palomar Holdings, Inc. (a)	230,668	26,930,489
ProAssurance Corp. (a)	439,098	10,533,961
Safety Insurance Group, Inc.	127,045	8,980,811
SiriusPoint Ltd. (a)	884,132	15,993,948
Stewart Information Services Corp.	241,036	17,672,760
Trupanion, Inc. (a) (b)	288,905	12,503,808
United Fire Group, Inc.	186,468	5,672,357
		305,607,710
INTERACTIVE MEDIA & SERVICES — 0.9%
Angi, Inc. (a)	316,533	5,146,827
Cargurus, Inc. (a)	731,288	27,225,852
Cars.com, Inc. (a)	484,184	5,916,729
IAC, Inc. (a) (b)	579,303	19,736,853
QuinStreet, Inc. (a)	494,877	7,655,747
Shutterstock, Inc.	206,891	4,313,677
TripAdvisor, Inc. (a) (b)	998,692	16,238,732
Yelp, Inc. (a)	515,726	16,090,651

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Ziff Davis, Inc. (a) (b)	352,574	$13,433,070
		115,758,138
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	585,162	19,989,134
DXC Technology Co. (a)	1,539,514	20,983,576
Grid Dynamics Holdings, Inc. (a)	574,147	4,426,673
		45,399,383
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	235,644	18,495,698
Sturm Ruger & Co., Inc. (b)	137,354	5,970,778
Topgolf Callaway Brands Corp. (a) (b)	1,202,569	11,424,405
		35,890,881
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a) (b)	352,132	10,113,231
BioLife Solutions, Inc. (a)	328,382	8,377,025
Cytek Biosciences, Inc. (a)	901,644	3,128,705
Fortrea Holdings, Inc. (a)	781,561	6,580,743
		28,199,704
MACHINERY — 5.0%
Alamo Group, Inc.	91,299	17,428,979
Albany International Corp. Class A	253,742	13,524,449
Astec Industries, Inc.	197,069	9,484,931
Enerpac Tool Group Corp.	464,276	19,035,316
Enpro, Inc.	181,091	40,926,566
ESCO Technologies, Inc.	222,132	46,894,287
Federal Signal Corp.	522,656	62,190,837
Franklin Electric Co., Inc.	329,305	31,349,836
Gates Industrial Corp. PLC (a)	2,201,172	54,633,089
Greenbrier Cos., Inc.	265,838	12,273,740
Hillenbrand, Inc.	605,886	16,383,157
JBT Marel Corp.	445,339	62,547,863
Kadant, Inc. (b)	101,224	30,122,238
Kennametal, Inc.	653,985	13,687,906
Lindsay Corp.	93,532	13,146,858
Mueller Water Products, Inc. Class A	1,344,072	34,300,717
Proto Labs, Inc. (a)	206,929	10,352,658
SPX Technologies, Inc. (a)	424,639	79,314,072
Standex International Corp.	103,850	22,005,815
Tennant Co.	159,145	12,900,294
Titan International, Inc. (a) (b)	407,994	3,084,435
Trinity Industries, Inc.	695,520	19,502,381
Worthington Enterprises, Inc.	268,798	14,915,601
		640,006,025
MARINE — 0.2%
Matson, Inc.	273,320	26,946,619
MEDIA — 0.6%
Cable One, Inc. (b)	40,420	7,156,361
DoubleVerify Holdings, Inc. (a)	1,165,490	13,962,570
John Wiley & Sons, Inc. Class A	352,777	14,276,885
Security Description	Shares	Value
Scholastic Corp.	194,104	$5,314,568
TEGNA, Inc.	1,383,542	28,127,409
Thryv Holdings, Inc. (a) (b)	358,271	4,320,748
		73,158,541
METALS & MINING — 1.4%
Alpha Metallurgical Resources, Inc. (a)	94,197	15,456,786
Century Aluminum Co. (a)	456,559	13,404,572
Ferroglobe PLC (a) (c)	5,429	—
Hecla Mining Co.	5,676,396	68,684,392
Kaiser Aluminum Corp.	136,944	10,566,599
Materion Corp.	178,082	21,514,086
Metallus, Inc. (a)	308,719	5,103,125
SunCoke Energy, Inc.	738,366	6,025,067
Warrior Met Coal, Inc. (b)	451,774	28,750,897
Worthington Steel, Inc.	279,574	8,496,254
		178,001,778
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
Adamas Trust, Inc. REIT (b)	725,556	5,057,125
Apollo Commercial Real Estate Finance, Inc. REIT	1,122,908	11,375,058
Arbor Realty Trust, Inc. REIT	1,655,444	20,212,971
ARMOUR Residential REIT, Inc. (b)	946,840	14,145,790
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,372,407	25,266,013
Ellington Financial, Inc. REIT (b)	829,160	10,762,497
Franklin BSP Realty Trust, Inc. REIT (b)	715,785	7,773,425
KKR Real Estate Finance Trust, Inc. REIT (b)	468,477	4,216,293
PennyMac Mortgage Investment Trust REIT (b)	763,620	9,361,981
Ready Capital Corp. REIT (b)	1,329,954	5,146,922
Redwood Trust, Inc. REIT (b)	1,118,365	6,475,334
Two Harbors Investment Corp. REIT (b)	911,767	8,999,140
		128,792,549
MULTI-UTILITIES — 0.3%
Avista Corp.	700,300	26,478,343
Unitil Corp.	142,538	6,821,869
		33,300,212
OFFICE REITs — 0.9%
Brandywine Realty Trust REIT	1,515,224	6,318,484
Douglas Emmett, Inc. REIT (b)	1,441,482	22,443,875
Easterly Government Properties, Inc. REIT	371,196	8,511,524
Highwoods Properties, Inc. REIT	930,821	29,618,724
JBG SMITH Properties REIT (b)	531,492	11,825,697
SL Green Realty Corp. REIT	610,722	36,527,283
		115,245,587
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	622,884	33,124,971

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Comstock Resources, Inc. (a) (b)	681,064	$13,505,499
Crescent Energy Co. Class A (b)	1,609,749	14,358,961
CVR Energy, Inc. (a) (b)	259,961	9,483,377
Dorian LPG Ltd.	316,587	9,434,293
International Seaways, Inc. (b)	348,370	16,052,890
Kinetik Holdings, Inc. (b)	371,915	15,895,647
Magnolia Oil & Gas Corp. Class A	1,597,099	38,122,753
Northern Oil & Gas, Inc. (b)	836,430	20,743,464
Par Pacific Holdings, Inc. (a)	437,238	15,486,970
Peabody Energy Corp.	1,045,451	27,725,361
REX American Resources Corp. (a)	244,837	7,496,909
SM Energy Co.	989,093	24,697,652
Talos Energy, Inc. (a)	1,090,558	10,458,451
Vital Energy, Inc. (a) (b)	243,803	4,117,833
World Kinect Corp. (b)	478,472	12,416,348
Core Natural Resources, Inc.	439,810	36,715,339
		309,836,718
PAPER & FOREST PRODUCTS — 0.1%
Sylvamo Corp.	291,559	12,892,739
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	398,090	8,105,112
Interparfums, Inc. (b)	157,831	15,527,414
USANA Health Sciences, Inc. (a)	92,812	2,556,971
		26,189,497
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	308,564	8,223,231
ANI Pharmaceuticals, Inc. (a)	147,776	13,536,282
Collegium Pharmaceutical, Inc. (a)	271,760	9,508,882
Corcept Therapeutics, Inc. (a)	805,974	66,984,499
Harmony Biosciences Holdings, Inc. (a)	335,969	9,259,306
Innoviva, Inc. (a)	506,694	9,247,166
Ligand Pharmaceuticals, Inc. (a) (b)	168,087	29,774,931
Organon & Co.	2,234,885	23,868,572
Pacira BioSciences, Inc. (a)	386,911	9,970,696
Phibro Animal Health Corp. Class A	175,615	7,105,383
Prestige Consumer Healthcare, Inc. (a)	423,546	26,429,270
Supernus Pharmaceuticals, Inc. (a)	482,628	23,064,792
		236,973,010
PROFESSIONAL SERVICES — 1.3%
Amentum Holdings, Inc. (a)	1,318,122	31,569,022
CSG Systems International, Inc.	236,290	15,212,350
Heidrick & Struggles International, Inc.	177,078	8,813,172
Korn Ferry	450,382	31,517,732
ManpowerGroup, Inc.	393,715	14,921,799
Robert Half, Inc.	859,763	29,214,747
Security Description	Shares	Value
Verra Mobility Corp. (a)	1,372,600	$33,903,220
		165,152,042
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,993,164	31,731,171
eXp World Holdings, Inc. (b)	762,783	8,131,267
Kennedy-Wilson Holdings, Inc.	1,038,355	8,639,114
Marcus & Millichap, Inc.	211,295	6,201,508
St. Joe Co.	338,684	16,758,084
		71,461,144
RESIDENTIAL REITs — 0.3%
Centerspace REIT	142,880	8,415,632
Elme Communities REIT	759,485	12,804,917
NexPoint Residential Trust, Inc. REIT	186,248	6,000,910
Veris Residential, Inc. REIT	710,253	10,795,846
		38,017,305
RETAIL REITs — 1.6%
Acadia Realty Trust REIT (b)	1,130,000	22,769,500
Curbline Properties Corp. REIT	832,000	18,553,600
Getty Realty Corp. REIT (b)	445,267	11,946,514
Macerich Co. REIT	2,174,872	39,582,670
Phillips Edison & Co., Inc. REIT	1,083,468	37,195,457
Saul Centers, Inc. REIT	104,915	3,343,641
SITE Centers Corp. REIT	418,702	3,772,505
Tanger, Inc. REIT	974,785	32,986,724
Urban Edge Properties REIT	1,085,729	22,224,873
Whitestone REIT	389,212	4,779,523
		197,155,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
ACM Research, Inc. Class A (a)	452,000	17,686,760
Alpha & Omega Semiconductor Ltd. (a)	215,009	6,011,651
Axcelis Technologies, Inc. (a)	270,119	26,374,419
CEVA, Inc. (a)	206,127	5,443,814
Cohu, Inc. (a)	398,325	8,097,947
Diodes, Inc. (a)	399,017	21,231,694
Enphase Energy, Inc. (a) (b)	1,122,330	39,719,259
FormFactor, Inc. (a)	662,730	24,136,626
Ichor Holdings Ltd. (a)	297,407	5,210,571
Impinj, Inc. (a) (b)	222,125	40,149,094
Kulicke & Soffa Industries, Inc.	447,723	18,195,463
MaxLinear, Inc. (a)	707,784	11,381,167
PDF Solutions, Inc. (a)	270,737	6,990,429
Penguin Solutions, Inc. (a)	410,218	10,780,529
Photronics, Inc. (a)	516,944	11,863,865
Qorvo, Inc. (a)	724,425	65,980,629
Semtech Corp. (a)	744,397	53,187,166
SiTime Corp. (a)	187,529	56,504,363
SolarEdge Technologies, Inc. (a) (b)	510,244	18,879,028
Ultra Clean Holdings, Inc. (a)	387,184	10,550,764
Veeco Instruments, Inc. (a) (b)	517,383	15,743,965
		474,119,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 4.2%
A10 Networks, Inc.	629,097	$11,418,111
ACI Worldwide, Inc. (a)	887,378	46,826,937
Adeia, Inc.	940,292	15,796,906
Agilysys, Inc. (a) (b)	217,228	22,863,247
Alarm.com Holdings, Inc. (a)	429,821	22,814,899
BlackLine, Inc. (a) (b)	447,839	23,780,251
Box, Inc. Class A (a)	1,246,589	40,227,427
Cleanspark, Inc. (a) (b)	2,415,643	35,026,823
Clear Secure, Inc. Class A (b)	745,992	24,901,213
InterDigital, Inc. (b)	221,757	76,557,169
LiveRamp Holdings, Inc. (a)	565,053	15,335,538
MARA Holdings, Inc. (a) (b)	3,181,272	58,090,027
N-able, Inc. (a)	635,893	4,959,965
NCR Voyix Corp. (a) (b)	1,189,222	14,924,736
Pivotal Software, Inc. (a) (c)	42,757	—
Progress Software Corp. (a)	371,217	16,307,563
Q2 Holdings, Inc. (a)	534,789	38,713,376
Sprinklr, Inc. Class A (a)	1,020,335	7,876,986
SPS Commerce, Inc. (a)	325,983	33,947,870
Teradata Corp. (a)	813,744	17,503,633
		527,872,677
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	880,208	21,477,075
Millrose Properties, Inc. REIT	1,033,863	34,748,136
Outfront Media, Inc. REIT	1,239,400	22,705,808
Safehold, Inc. REIT	390,353	6,046,568
		84,977,587
SPECIALTY RETAIL — 3.1%
Academy Sports & Outdoors, Inc. (b)	571,374	28,580,128
Advance Auto Parts, Inc. (b)	515,464	31,649,490
American Eagle Outfitters, Inc. (b)	1,384,495	23,688,709
Asbury Automotive Group, Inc. (a)	168,995	41,310,828
Boot Barn Holdings, Inc. (a)	262,613	43,520,226
Buckle, Inc.	259,157	15,202,150
Caleres, Inc. (b)	294,753	3,843,579
Group 1 Automotive, Inc.	109,006	47,691,215
Guess?, Inc.	259,871	4,342,444
MarineMax, Inc. (a) (b)	165,019	4,179,931
Monro, Inc. (b)	258,695	4,648,749
National Vision Holdings, Inc. (a)	680,712	19,869,983
Sally Beauty Holdings, Inc. (a)	850,603	13,847,817
Shoe Carnival, Inc. (b)	150,361	3,126,005
Signet Jewelers Ltd. (b)	353,602	33,917,504
Sonic Automotive, Inc. Class A (b)	128,284	9,761,130
Upbound Group, Inc.	449,162	10,613,698
Urban Outfitters, Inc. (a)	462,291	33,021,446
Victoria's Secret & Co. (a) (b)	686,284	18,625,748
		391,440,780
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Corsair Gaming, Inc. (a)	408,865	$3,647,076
Sandisk Corp. (a)	1,185,914	133,059,551
		136,706,627
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	309,278	8,727,825
G-III Apparel Group Ltd. (a)	327,426	8,712,806
Hanesbrands, Inc. (a)	3,040,961	20,039,933
Kontoor Brands, Inc.	438,212	34,956,171
Oxford Industries, Inc. (b)	122,184	4,953,339
Steven Madden Ltd. (b)	624,754	20,916,764
Wolverine World Wide, Inc. (b)	698,347	19,162,642
		117,469,480
TOBACCO — 0.1%
Universal Corp.	216,804	12,112,839
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	902,982	57,474,804
Boise Cascade Co.	320,968	24,817,246
DNOW, Inc. (a)	913,353	13,928,633
DXP Enterprises, Inc. (a)	109,484	13,036,260
Rush Enterprises, Inc. Class A	526,791	28,167,515
		137,424,458
WATER UTILITIES — 0.5%
American States Water Co.	332,692	24,392,978
California Water Service Group	514,036	23,589,112
H2O America	274,136	13,350,423
Middlesex Water Co.	156,920	8,492,510
		69,825,023
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	638,357	5,483,486
Telephone & Data Systems, Inc.	844,891	33,153,523
		38,637,009
TOTAL COMMON STOCKS (Cost $11,275,144,381)		12,647,621,577
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	24,438,984	24,438,984
State Street Navigator Securities Lending Portfolio II (f) (g)	997,971,516	997,971,516
TOTAL SHORT-TERM INVESTMENTS (Cost $1,022,410,500)		1,022,410,500
TOTAL INVESTMENTS — 107.7% (Cost $12,297,554,881)		13,670,032,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(981,426,688)
NET ASSETS — 100.0%		$12,688,605,389

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 600™ SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	215	12/19/2025	$26,156,931	$26,396,625	$239,694

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,647,618,225	$3,352	$0(a)	$12,647,621,577
Short-Term Investments	1,022,410,500	—	—	1,022,410,500
TOTAL INVESTMENTS	$13,670,028,725	$3,352	$0	$13,670,032,077
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$239,694	$—	$—	$239,694
TOTAL OTHER FINANCIAL INSTRUMENTS:	$239,694	$—	$—	$239,694
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,332,714	$13,332,714	$184,841,459	$173,735,189	$—	$—	24,438,984	$24,438,984	$222,177
State Street Navigator Securities Lending Portfolio II	770,712,279	770,712,279	1,212,340,463	985,081,226	—	—	997,971,516	997,971,516	808,150
Total		$784,044,993	$1,397,181,922	$1,158,816,415	$—	$—		$1,022,410,500	$1,030,327
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	6,454	$578,730
AeroVironment, Inc. (a)	5,960	1,876,744
ATI, Inc. (a)	24,856	2,021,787
Axon Enterprise, Inc. (a)	13,483	9,675,940
Boeing Co. (a)	137,840	29,750,007
BWX Technologies, Inc.	17,432	3,213,938
Curtiss-Wright Corp.	7,320	3,974,321
General Dynamics Corp.	48,047	16,384,027
General Electric Co.	196,761	59,189,644
Hexcel Corp.	16,260	1,019,502
Howmet Aerospace, Inc.	74,791	14,676,238
Huntington Ingalls Industries, Inc.	8,104	2,333,223
Kratos Defense & Security Solutions, Inc. (a) (b)	35,753	3,266,752
L3Harris Technologies, Inc.	36,035	11,005,449
Lockheed Martin Corp.	37,726	18,833,197
Mercury Systems, Inc. (a)	10,093	781,198
Moog, Inc. Class A	5,626	1,168,351
National Presto Industries, Inc.	108	12,112
Northrop Grumman Corp.	25,434	15,497,445
RTX Corp.	247,710	41,449,314
Textron, Inc.	37,404	3,160,264
TransDigm Group, Inc.	10,655	14,043,503
Woodward, Inc.	11,084	2,801,038
		256,712,724
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	22,270	2,948,548
Expeditors International of Washington, Inc.	27,966	3,428,352
FedEx Corp.	41,744	9,843,653
Forward Air Corp. (a) (b)	5,276	135,277
GXO Logistics, Inc. (a)	22,603	1,195,473
Hub Group, Inc. Class A	12,508	430,775
United Parcel Service, Inc. Class B	137,629	11,496,150
		29,478,228
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	23,812	1,185,361
Allegiant Travel Co. (a) (b)	2,627	159,643
American Airlines Group, Inc. (a) (b)	118,558	1,332,592
Delta Air Lines, Inc.	121,046	6,869,360
JetBlue Airways Corp. (a) (b)	57,892	284,829
SkyWest, Inc. (a)	9,448	950,658
Southwest Airlines Co. (b)	110,552	3,527,714
Sun Country Airlines Holdings, Inc. (a)	1,701	20,089
United Airlines Holdings, Inc. (a)	58,361	5,631,837
		19,962,083
AUTO COMPONENTS — 0.1%
Adient PLC (a)	17,006	409,504
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a) (b)	18,555	$111,516
Aptiv PLC (a)	40,782	3,516,224
Autoliv, Inc.	14,755	1,822,242
BorgWarner, Inc.	45,548	2,002,290
Dana, Inc.	28,569	572,523
Dorman Products, Inc. (a) (b)	5,652	881,034
Fox Factory Holding Corp. (a)	7,232	175,665
Gentex Corp.	46,375	1,312,412
Gentherm, Inc. (a)	6,085	207,255
Goodyear Tire & Rubber Co. (a) (b)	53,502	400,195
LCI Industries (b)	5,196	484,007
Lear Corp.	10,798	1,086,387
Patrick Industries, Inc. (b)	5,425	561,108
Phinia, Inc.	9,099	523,011
Standard Motor Products, Inc. (b)	2,995	122,256
Visteon Corp.	5,487	657,672
XPEL, Inc. (a) (b)	2,400	79,368
		14,924,669
AUTOMOBILES — 2.2%
Ford Motor Co.	740,735	8,859,191
General Motors Co.	181,874	11,088,858
Harley-Davidson, Inc. (b)	23,888	666,475
Tesla, Inc. (a)	522,495	232,363,976
Thor Industries, Inc. (b)	10,395	1,077,857
Winnebago Industries, Inc.	6,229	208,298
		254,264,655
BANKS — 3.8%
Ameris Bancorp	10,757	788,596
Associated Banc-Corp.	30,216	776,853
Atlantic Union Bankshares Corp. (b)	14,942	527,303
Axos Financial, Inc. (a)	10,540	892,211
Banc of California, Inc.	25,300	418,715
BancFirst Corp.	3,285	415,388
Bancorp, Inc. (a)	9,897	741,186
Bank of America Corp.	1,272,974	65,672,729
Bank of Hawaii Corp.	8,005	525,448
Bank OZK	22,579	1,151,077
BankUnited, Inc.	16,870	643,759
Banner Corp.	6,002	393,131
Beacon Financial Corp.	15,385	364,778
Cadence Bank	33,243	1,247,942
Capitol Federal Financial, Inc.	24,741	157,105
Cathay General Bancorp	14,230	683,182
Central Pacific Financial Corp.	6,296	191,021
Citigroup, Inc.	340,389	34,549,484
Citizens Financial Group, Inc.	88,115	4,684,193
City Holding Co.	3,174	393,163
Columbia Banking System, Inc.	54,086	1,392,174
Comerica, Inc.	26,377	1,807,352
Commerce Bancshares, Inc.	24,385	1,457,248

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Community Financial System, Inc.	10,156	$595,548
Cullen/Frost Bankers, Inc.	11,122	1,409,936
Customers Bancorp, Inc. (a)	6,357	415,557
CVB Financial Corp.	23,837	450,758
Dime Community Bancshares, Inc.	6,397	190,823
Eagle Bancorp, Inc. (b)	6,458	130,581
East West Bancorp, Inc.	27,041	2,878,514
FB Financial Corp.	4,142	230,875
Fifth Third Bancorp	129,199	5,755,816
First BanCorp	39,989	881,757
First Bancorp/Southern Pines NC (b)	2,697	142,644
First Commonwealth Financial Corp.	19,386	330,531
First Financial Bancorp	16,986	428,897
First Financial Bankshares, Inc.	26,354	886,812
First Hawaiian, Inc.	25,074	622,587
First Horizon Corp.	93,786	2,120,502
Flagstar Financial, Inc.	44,587	514,980
FNB Corp.	63,785	1,027,576
Fulton Financial Corp.	32,100	598,023
Glacier Bancorp, Inc. (b)	17,831	867,835
Hancock Whitney Corp.	17,408	1,089,915
Hanmi Financial Corp.	6,356	156,930
Heritage Financial Corp.	6,250	151,188
Hilltop Holdings, Inc.	11,056	369,492
Home BancShares, Inc.	31,046	878,602
Hope Bancorp, Inc.	25,210	271,512
Huntington Bancshares, Inc.	277,365	4,790,094
Independent Bank Corp. (b)	7,331	507,085
International Bancshares Corp.	10,627	730,606
JPMorgan Chase & Co.	513,684	162,031,344
KeyCorp	183,147	3,423,017
Lakeland Financial Corp.	5,000	321,000
M&T Bank Corp.	27,711	5,476,248
National Bank Holdings Corp. Class A	6,924	267,543
NBT Bancorp, Inc.	9,345	390,247
Northwest Bancshares, Inc.	21,703	268,900
OFG Bancorp	8,980	390,540
Old National Bancorp (b)	55,217	1,212,013
Park National Corp. (b)	2,785	452,646
Pathward Financial, Inc.	6,410	474,404
Pinnacle Financial Partners, Inc.	14,090	1,321,501
PNC Financial Services Group, Inc.	72,012	14,469,371
Preferred Bank	2,735	247,217
Prosperity Bancshares, Inc.	17,357	1,151,637
Provident Financial Services, Inc. (b)	14,776	284,881
Regions Financial Corp.	155,956	4,112,560
Renasant Corp. (b)	11,180	412,430
S&T Bancorp, Inc.	7,417	278,805
Seacoast Banking Corp. of Florida	9,309	283,273
Security Description	Shares	Value
ServisFirst Bancshares, Inc.	8,927	$718,891
Simmons First National Corp. Class A	22,158	424,769
Southside Bancshares, Inc. (b)	6,226	175,885
Southstate Bank Corp.	18,390	1,818,219
Stellar Bancorp, Inc.	5,146	156,130
Synovus Financial Corp.	28,362	1,392,007
Texas Capital Bancshares, Inc. (a)	9,437	797,710
Tompkins Financial Corp.	2,457	162,678
Triumph Financial, Inc. (a) (b)	3,685	184,397
Truist Financial Corp.	234,190	10,707,167
TrustCo Bank Corp. (b)	3,561	129,264
Trustmark Corp.	12,461	493,456
U.S. Bancorp	296,139	14,312,398
UMB Financial Corp.	7,271	860,523
United Bankshares, Inc.	22,121	823,122
United Community Banks, Inc.	16,165	506,773
Valley National Bancorp	76,544	811,366
Veritex Holdings, Inc.	7,645	256,337
WaFd, Inc.	14,543	440,508
Webster Financial Corp.	34,571	2,054,900
Wells Fargo & Co.	598,419	50,159,481
Westamerica BanCorp	4,358	217,856
Western Alliance Bancorp	18,496	1,603,973
Wintrust Financial Corp.	10,636	1,408,632
WSFS Financial Corp.	9,958	537,035
Zions Bancorp NA	30,283	1,713,412
		439,436,480
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	2,061	435,736
Brown-Forman Corp. Class B (b)	34,837	943,386
Celsius Holdings, Inc. (a)	28,263	1,624,840
Coca-Cola Co.	727,722	48,262,523
Coca-Cola Consolidated, Inc.	8,080	946,653
Constellation Brands, Inc. Class A	24,457	3,293,624
Keurig Dr. Pepper, Inc.	255,117	6,508,035
MGP Ingredients, Inc. (b)	3,066	74,166
Molson Coors Beverage Co. Class B	36,072	1,632,258
Monster Beverage Corp. (a)	127,919	8,610,228
National Beverage Corp. (a)	5,338	197,079
PepsiCo, Inc.	257,488	36,161,615
		108,690,143
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	328,088	75,965,495
ACADIA Pharmaceuticals, Inc. (a)	23,108	493,125
ADMA Biologics, Inc. (a)	32,468	475,981
Alkermes PLC (a)	31,632	948,960
Amgen, Inc.	101,887	28,752,511
Arcus Biosciences, Inc. (a)	9,201	125,134
Arrowhead Pharmaceuticals, Inc. (a)	18,996	655,172

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Biogen, Inc. (a)	27,723	$3,883,438
BioMarin Pharmaceutical, Inc. (a)	36,097	1,955,013
Catalyst Pharmaceuticals, Inc. (a)	18,509	364,627
Cytokinetics, Inc. (a) (b)	21,127	1,161,140
Dynavax Technologies Corp. (a)	21,702	215,501
Exelixis, Inc. (a)	59,093	2,440,541
Gilead Sciences, Inc.	231,659	25,714,149
Halozyme Therapeutics, Inc. (a)	24,569	1,801,890
Incyte Corp. (a)	34,876	2,957,834
Krystal Biotech, Inc. (a)	4,838	854,052
Moderna, Inc. (a)	62,987	1,626,954
Myriad Genetics, Inc. (a)	15,631	113,012
Neurocrine Biosciences, Inc. (a)	17,994	2,525,998
Protagonist Therapeutics, Inc. (a)	11,168	741,890
Regeneron Pharmaceuticals, Inc.	19,426	10,922,657
Roivant Sciences Ltd. (a) (b)	65,613	992,725
Sarepta Therapeutics, Inc. (a)	17,748	342,004
TG Therapeutics, Inc. (a) (b)	16,152	583,491
United Therapeutics Corp. (a)	8,509	3,567,058
Veracyte, Inc. (a) (b)	14,725	505,509
Vericel Corp. (a)	8,980	282,601
Vertex Pharmaceuticals, Inc. (a)	47,785	18,714,517
Vir Biotechnology, Inc. (a) (b)	14,431	82,401
Xencor, Inc. (a)	11,109	130,309
		189,895,689
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	1,808,170	397,019,887
eBay, Inc.	88,437	8,043,345
Etsy, Inc. (a)	23,044	1,529,891
Kohl's Corp. (b)	20,954	322,063
Macy's, Inc. (b)	57,914	1,038,398
Ollie's Bargain Outlet Holdings, Inc. (a)	10,496	1,347,687
		409,301,271
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	23,231	1,705,388
AAON, Inc. (b)	11,081	1,035,409
Advanced Drainage Systems, Inc.	12,345	1,712,251
Allegion PLC	17,256	3,060,352
American Woodmark Corp. (a)	3,114	207,891
Apogee Enterprises, Inc.	5,707	248,654
Armstrong World Industries, Inc.	8,436	1,653,540
AZZ, Inc.	5,946	648,887
Builders FirstSource, Inc. (a)	23,273	2,821,851
Carlisle Cos., Inc.	9,217	3,032,024
Carrier Global Corp.	147,946	8,832,376
CSW Industrials, Inc. (b)	2,428	589,397
Fortune Brands Innovations, Inc.	23,803	1,270,842
Gibraltar Industries, Inc. (a)	6,070	381,196
Griffon Corp.	9,219	702,027
Security Description	Shares	Value
Hayward Holdings, Inc. (a)	23,996	$362,820
Insteel Industries, Inc.	3,207	122,956
Johnson Controls International PLC	121,128	13,318,024
Lennox International, Inc.	6,319	3,345,026
Masco Corp.	42,563	2,996,010
Masterbrand, Inc. (a) (b)	26,028	342,789
Owens Corning	17,066	2,414,156
Quanex Building Products Corp. (b)	6,484	92,202
Resideo Technologies, Inc. (a) (b)	28,130	1,214,653
Simpson Manufacturing Co., Inc. (b)	8,061	1,349,895
Trane Technologies PLC	41,449	17,489,820
Trex Co., Inc. (a)	21,963	1,134,828
UFP Industries, Inc.	11,716	1,095,329
Zurn Elkay Water Solutions Corp. (b)	20,536	965,808
		74,146,401
CAPITAL MARKETS — 3.5%
Acadian Asset Management, Inc.	5,384	259,293
Affiliated Managers Group, Inc.	6,326	1,508,308
Ameriprise Financial, Inc.	17,980	8,832,675
Artisan Partners Asset Management, Inc. Class A	13,160	571,144
Bank of New York Mellon Corp.	128,809	14,035,029
BGC Group, Inc. Class A	73,260	693,040
Blackrock, Inc.	26,723	31,155,544
Blackstone, Inc.	135,258	23,108,829
Carlyle Group, Inc.	40,960	2,568,192
Cboe Global Markets, Inc.	20,669	5,069,072
Charles Schwab Corp.	320,636	30,611,119
CME Group, Inc.	68,167	18,418,042
Cohen & Steers, Inc. (b)	4,986	327,131
Coinbase Global, Inc. Class A (a)	39,474	13,322,080
Donnelley Financial Solutions, Inc. (a) (b)	6,011	309,146
Evercore, Inc. Class A	6,932	2,338,302
FactSet Research Systems, Inc.	7,323	2,097,966
Federated Hermes, Inc.	17,619	914,955
Franklin Resources, Inc.	53,406	1,235,281
Goldman Sachs Group, Inc.	56,504	44,996,960
Hamilton Lane, Inc. Class A	6,584	887,457
Houlihan Lokey, Inc.	9,870	2,026,508
Interactive Brokers Group, Inc. Class A	81,415	5,602,166
Intercontinental Exchange, Inc.	108,836	18,336,689
Invesco Ltd.	74,391	1,706,530
Janus Henderson Group PLC	28,249	1,257,363
Jefferies Financial Group, Inc.	31,938	2,089,384
KKR & Co., Inc.	126,465	16,434,127
MarketAxess Holdings, Inc.	7,461	1,300,079
Moelis & Co. Class A (b)	12,760	910,043
Moody's Corp.	28,517	13,587,780
Morgan Stanley	224,412	35,672,532

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Morningstar, Inc.	5,102	$1,183,715
MSCI, Inc.	14,948	8,481,645
Nasdaq, Inc.	78,547	6,947,482
Northern Trust Corp.	33,530	4,513,138
Piper Sandler Cos.	2,770	961,162
PJT Partners, Inc. Class A (b)	4,340	771,348
Raymond James Financial, Inc.	35,289	6,090,881
Robinhood Markets, Inc. Class A (a)	144,604	20,704,401
S&P Global, Inc.	58,673	28,556,736
SEI Investments Co.	18,941	1,607,144
State Street Corp. (c)	53,115	6,161,871
StepStone Group, Inc. Class A	9,939	649,116
Stifel Financial Corp.	19,846	2,251,926
StoneX Group, Inc. (a) (b)	7,279	734,597
T. Rowe Price Group, Inc.	42,770	4,389,913
Victory Capital Holdings, Inc. Class A (b)	8,829	571,766
Virtu Financial, Inc. Class A	7,386	262,203
Virtus Investment Partners, Inc.	850	161,526
WisdomTree, Inc. (b)	22,502	312,778
		397,496,114
CHEMICALS — 1.2%
AdvanSix, Inc.	6,209	120,330
Air Products & Chemicals, Inc.	42,149	11,494,875
Albemarle Corp.	22,661	1,837,354
Ashland, Inc.	10,274	492,227
Avient Corp.	15,530	511,713
Axalta Coating Systems Ltd. (a)	42,217	1,208,250
Balchem Corp.	6,046	907,263
Cabot Corp.	10,963	833,736
Celanese Corp. (b)	19,223	808,904
CF Industries Holdings, Inc.	27,607	2,476,348
Chemours Co. (b)	30,491	482,977
Corteva, Inc.	122,571	8,289,477
Dow, Inc.	133,664	3,064,915
DuPont de Nemours, Inc.	81,471	6,346,591
Eastman Chemical Co.	22,602	1,425,056
Ecolab, Inc.	47,513	13,011,910
Element Solutions, Inc. (b)	41,915	1,055,001
FMC Corp. (b)	24,220	814,519
Hawkins, Inc. (b)	4,073	744,219
HB Fuller Co.	10,288	609,873
Ingevity Corp. (a)	7,521	415,084
Innospec, Inc.	5,012	386,726
International Flavors & Fragrances, Inc.	47,017	2,893,426
Koppers Holdings, Inc. (b)	3,285	91,980
Linde PLC	88,060	41,828,500
LyondellBasell Industries NV Class A	48,639	2,385,257
Minerals Technologies, Inc.	6,276	389,865
Mosaic Co.	65,079	2,256,940
NewMarket Corp.	1,332	1,103,176
Olin Corp.	23,189	579,493
PPG Industries, Inc.	44,683	4,696,630
Security Description	Shares	Value
Quaker Chemical Corp. (b)	2,627	$346,107
RPM International, Inc.	25,119	2,961,028
Scotts Miracle-Gro Co.	7,965	453,607
Sensient Technologies Corp. (b)	8,314	780,269
Sherwin-Williams Co.	42,750	14,802,615
Stepan Co.	3,289	156,885
Westlake Corp. (b)	6,412	494,109
		133,557,235
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	12,312	567,829
Brady Corp. Class A	9,300	725,679
Brink's Co.	9,394	1,097,783
Cintas Corp.	62,423	12,812,945
Clean Harbors, Inc. (a)	9,322	2,164,755
Copart, Inc. (a)	165,376	7,436,959
CoreCivic, Inc. (a)	25,749	523,992
Deluxe Corp. (b)	9,558	185,043
Enviri Corp. (a) (b)	15,827	200,845
GEO Group, Inc. (a)	26,382	540,567
Healthcare Services Group, Inc. (a) (b)	14,120	237,640
HNI Corp. (b)	8,381	392,650
Interface, Inc.	12,585	364,210
Liquidity Services, Inc. (a)	4,973	136,409
MillerKnoll, Inc.	12,424	220,402
MSA Safety, Inc.	6,634	1,141,512
OPENLANE, Inc. (a)	23,767	684,014
Pitney Bowes, Inc. (b)	32,356	369,182
RB Global, Inc. (b)	34,828	3,773,962
Republic Services, Inc.	37,071	8,507,053
Rollins, Inc.	53,568	3,146,584
Tetra Tech, Inc.	52,970	1,768,139
UniFirst Corp.	2,889	483,012
Veralto Corp.	42,084	4,486,575
Vestis Corp. (b)	24,865	112,638
Waste Management, Inc.	69,931	15,442,863
		67,523,242
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	190,812	27,803,216
Calix, Inc. (a)	10,640	652,977
Ciena Corp. (a)	29,162	4,248,028
Cisco Systems, Inc.	743,666	50,881,628
Digi International, Inc. (a) (b)	5,861	213,692
Extreme Networks, Inc. (a)	24,495	505,822
F5, Inc. (a)	11,738	3,793,604
Harmonic, Inc. (a)	24,310	247,476
Lumentum Holdings, Inc. (a)	14,366	2,337,492
Motorola Solutions, Inc.	31,821	14,551,425
NetScout Systems, Inc. (a)	13,640	352,321
Viasat, Inc. (a) (b)	11,777	345,066
Viavi Solutions, Inc. (a)	43,785	555,632
		106,488,379
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	26,291	3,430,187

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
API Group Corp. (a)	68,694	$2,361,013
Arcosa, Inc.	8,983	841,797
Comfort Systems USA, Inc.	6,378	5,262,998
Dycom Industries, Inc. (a)	6,022	1,756,979
EMCOR Group, Inc.	8,934	5,802,990
Everus Construction Group, Inc. (a)	9,666	828,860
Fluor Corp. (a)	32,243	1,356,463
Granite Construction, Inc. (b)	9,649	1,058,013
MasTec, Inc. (a)	11,046	2,350,699
MYR Group, Inc. (a)	3,069	638,444
Quanta Services, Inc.	27,076	11,220,836
Sterling Infrastructure, Inc. (a) (b)	5,802	1,970,823
Valmont Industries, Inc.	3,017	1,169,781
WillScot Holdings Corp. (b)	34,712	732,770
		40,782,653
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,505	1,515,925
Knife River Corp. (a)	9,896	760,706
Martin Marietta Materials, Inc.	11,747	7,403,899
Vulcan Materials Co.	24,520	7,542,842
		17,223,372
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	51,618	2,023,426
American Express Co.	101,423	33,688,664
Bread Financial Holdings, Inc.	8,149	454,470
Capital One Financial Corp.	121,001	25,722,393
Encore Capital Group, Inc. (a)	6,104	254,781
Enova International, Inc. (a)	5,276	607,215
EZCORP, Inc. Class A (a) (b)	10,117	192,628
FirstCash Holdings, Inc.	7,968	1,262,290
Navient Corp. (b)	11,737	154,341
PRA Group, Inc. (a)	8,777	135,517
PROG Holdings, Inc.	4,757	153,936
SLM Corp. (b)	42,727	1,182,683
Synchrony Financial	67,778	4,815,627
World Acceptance Corp. (a)	478	80,849
		70,728,820
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Albertsons Cos., Inc. Class A	75,860	1,328,309
Andersons, Inc.	6,134	244,194
BJ's Wholesale Club Holdings, Inc. (a)	24,761	2,308,963
Casey's General Stores, Inc.	6,476	3,661,012
Chefs' Warehouse, Inc. (a) (b)	4,235	247,028
Costco Wholesale Corp.	82,337	76,213,597
Dollar General Corp.	41,754	4,315,276
Dollar Tree, Inc. (a)	33,248	3,137,614
Grocery Outlet Holding Corp. (a) (b)	14,451	231,939
Kroger Co.	111,414	7,510,418
Maplebear, Inc. (a) (b)	30,513	1,121,658
Performance Food Group Co. (a)	29,446	3,063,562
PriceSmart, Inc. (b)	4,044	490,092
Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	17,444	$1,897,907
Sysco Corp.	85,495	7,039,658
Target Corp.	87,153	7,817,624
U.S. Foods Holding Corp. (a)	39,928	3,059,283
United Natural Foods, Inc. (a) (b)	10,616	399,374
Walmart, Inc.	815,397	84,034,815
		208,122,323
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	440,302	3,601,670
AptarGroup, Inc.	12,099	1,617,152
Avery Dennison Corp.	15,502	2,513,959
Ball Corp.	47,635	2,401,757
Crown Holdings, Inc.	22,976	2,219,252
Graphic Packaging Holding Co.	58,841	1,151,518
Greif, Inc. Class A	3,432	205,096
International Paper Co.	98,804	4,584,506
O-I Glass, Inc. (a)	29,325	380,345
Packaging Corp. of America	17,844	3,888,743
Sealed Air Corp. (b)	29,384	1,038,725
Silgan Holdings, Inc.	15,298	657,967
Smurfit WestRock PLC	93,354	3,974,080
Sonoco Products Co.	19,444	837,842
		29,072,612
DISTRIBUTORS — 0.1%
Genuine Parts Co.	26,991	3,740,953
LKQ Corp.	52,656	1,608,114
Pool Corp. (b)	7,410	2,297,619
		7,646,686
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	9,153	1,413,681
Duolingo, Inc. (a)	6,787	2,184,328
Frontdoor, Inc. (a)	15,553	1,046,561
Graham Holdings Co. Class B	586	689,904
Grand Canyon Education, Inc. (a)	5,700	1,251,264
H&R Block, Inc.	27,145	1,372,723
Matthews International Corp. Class A (b)	6,324	153,547
Mister Car Wash, Inc. (a) (b)	15,356	81,847
Perdoceo Education Corp.	13,358	503,062
Service Corp. International	28,107	2,339,065
Strategic Education, Inc.	4,809	413,622
Stride, Inc. (a) (b)	7,850	1,169,179
		12,618,783
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	12,960	235,743
American Assets Trust, Inc. REIT	9,505	193,142
Armada Hoffler Properties, Inc. REIT (b)	10,721	75,154
Essential Properties Realty Trust, Inc. REIT (b)	22,545	670,939
Global Net Lease, Inc. REIT	19,947	162,169

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. REIT	40,779	$2,755,437
		4,092,584
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,323,322	37,370,613
Cogent Communications Holdings, Inc. (b)	8,266	317,001
Frontier Communications Parent, Inc. (a)	42,569	1,589,952
Iridium Communications, Inc. (b)	24,517	428,067
Lumen Technologies, Inc. (a)	188,688	1,154,771
Shenandoah Telecommunications Co. (b)	9,316	125,021
Uniti Group, Inc. (b)	22,928	140,319
Verizon Communications, Inc.	779,528	34,260,256
		75,386,000
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	10,240	679,936
Alliant Energy Corp.	47,745	3,218,491
American Electric Power Co., Inc.	98,407	11,070,788
Constellation Energy Corp.	57,956	19,071,581
Duke Energy Corp.	146,583	18,139,646
Edison International	71,500	3,952,520
Entergy Corp.	77,253	7,199,207
Evergy, Inc.	43,471	3,304,665
Eversource Energy	64,645	4,598,845
Exelon Corp.	185,945	8,369,385
FirstEnergy Corp.	98,009	4,490,772
IDACORP, Inc. (b)	9,492	1,254,368
MGE Energy, Inc.	6,780	570,740
NextEra Energy, Inc.	389,608	29,411,508
NRG Energy, Inc.	36,020	5,833,439
OGE Energy Corp.	38,519	1,782,274
Otter Tail Corp. (b)	8,063	660,924
PG&E Corp.	399,496	6,024,400
Pinnacle West Capital Corp. (b)	22,169	1,987,673
Portland General Electric Co. (b)	17,484	769,296
PPL Corp. (b)	143,905	5,347,510
Southern Co.	207,520	19,666,670
TXNM Energy, Inc.	15,944	901,633
Xcel Energy, Inc.	105,348	8,496,316
		166,802,587
ELECTRICAL EQUIPMENT — 0.9%
Acuity, Inc.	5,870	2,021,569
AMETEK, Inc.	43,350	8,149,800
Eaton Corp. PLC	73,729	27,593,078
Emerson Electric Co.	102,753	13,479,139
EnerSys	8,295	937,003
GE Vernova, Inc.	50,261	30,905,489
Generac Holdings, Inc. (a)	11,840	1,982,016
Hubbell, Inc.	10,478	4,508,788
NEXTracker, Inc. Class A (a)	23,550	1,742,465
nVent Electric PLC	30,812	3,039,296
Powell Industries, Inc. (b)	2,099	639,796
Security Description	Shares	Value
Regal Rexnord Corp.	13,126	$1,882,793
Rockwell Automation, Inc.	22,096	7,723,215
Sensata Technologies Holding PLC	28,910	883,201
Sunrun, Inc. (a) (b)	40,842	706,158
Vicor Corp. (a) (b)	3,764	187,146
		106,380,952
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	7,061	1,201,359
Amphenol Corp. Class A	227,128	28,107,090
Arlo Technologies, Inc. (a)	14,962	253,606
Arrow Electronics, Inc. (a)	10,551	1,276,671
Avnet, Inc.	18,515	967,964
Badger Meter, Inc.	5,691	1,016,299
Belden, Inc.	7,785	936,302
Benchmark Electronics, Inc.	6,537	252,001
CDW Corp.	25,513	4,063,711
Cognex Corp.	33,575	1,520,948
Coherent Corp. (a)	23,343	2,514,508
Corning, Inc.	144,845	11,881,635
Crane NXT Co. (b)	9,244	619,995
CTS Corp.	6,150	245,631
ePlus, Inc.	5,882	417,681
Fabrinet (a)	6,504	2,371,488
Flex Ltd. (a)	74,625	4,326,011
Insight Enterprises, Inc. (a) (b)	5,349	606,630
IPG Photonics Corp. (a) (b)	6,386	505,707
Itron, Inc. (a) (b)	7,837	976,177
Jabil, Inc.	19,792	4,298,229
Keysight Technologies, Inc. (a)	33,684	5,892,005
Knowles Corp. (a) (b)	17,832	415,664
Littelfuse, Inc.	5,007	1,296,863
Mirion Technologies, Inc. (a) (b)	35,156	817,729
Novanta, Inc. (a)	6,518	652,778
OSI Systems, Inc. (a) (b)	3,097	771,896
PC Connection, Inc.	2,480	153,735
Plexus Corp. (a)	5,674	820,971
Ralliant Corp.	21,580	943,693
Rogers Corp. (a)	3,199	257,392
Sanmina Corp. (a)	12,683	1,459,940
ScanSource, Inc. (a)	6,062	266,667
TD SYNNEX Corp.	14,694	2,406,142
TE Connectivity PLC	54,938	12,060,539
Teledyne Technologies, Inc. (a)	8,719	5,109,683
Trimble, Inc. (a)	47,971	3,916,832
TTM Technologies, Inc. (a)	19,611	1,129,594
Vishay Intertechnology, Inc.	25,335	387,626
Vontier Corp.	27,480	1,153,336
Zebra Technologies Corp. Class A (a)	10,040	2,983,486
		111,256,214
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	20,220	531,988
Atlas Energy Solutions, Inc. (b)	11,521	130,994

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Baker Hughes Co.	191,783	$9,343,668
Bristow Group, Inc. (a)	5,201	187,652
Cactus, Inc. Class A	12,409	489,783
Core Laboratories, Inc. (b)	8,605	106,358
Halliburton Co.	167,811	4,128,151
Helix Energy Solutions Group, Inc. (a)	27,031	177,323
Helmerich & Payne, Inc. (b)	21,355	471,732
Innovex International, Inc. (a) (b)	6,356	117,840
Kodiak Gas Services, Inc. (b)	7,439	275,020
Liberty Energy, Inc. (b)	29,638	365,733
Noble Corp. PLC (b)	56	1,584
NOV, Inc.	74,810	991,233
Oceaneering International, Inc. (a)	19,666	487,323
Patterson-UTI Energy, Inc. (b)	60,783	314,856
RPC, Inc. (b)	13,946	66,383
Schlumberger NV	269,970	9,278,869
TechnipFMC PLC	78,980	3,115,761
Tidewater, Inc. (a) (b)	9,107	485,676
Valaris Ltd. (a) (b)	11,544	563,001
Weatherford International PLC	13,805	944,676
		32,575,604
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc.	21,627	605,989
Electronic Arts, Inc.	41,117	8,293,299
Live Nation Entertainment, Inc. (a)	27,436	4,483,042
Madison Square Garden Sports Corp. (a)	3,334	756,818
Netflix, Inc. (a)	78,976	94,685,906
Take-Two Interactive Software, Inc. (a)	30,477	7,874,038
TKO Group Holdings, Inc.	9,267	1,871,563
Walt Disney Co.	332,719	38,096,326
Warner Bros Discovery, Inc. (a)	415,766	8,119,910
Warner Music Group Corp. Class A (b)	26,822	913,557
		165,700,448
FINANCIAL SERVICES — 3.9%
Apollo Global Management, Inc.	84,183	11,219,068
Berkshire Hathaway, Inc. Class B (a)	341,328	171,599,239
Block, Inc. (a)	104,387	7,544,049
Corpay, Inc. (a)	14,105	4,063,086
Enact Holdings, Inc.	5,512	211,330
Equitable Holdings, Inc.	60,210	3,057,464
Essent Group Ltd.	19,733	1,254,230
Euronet Worldwide, Inc. (a)	9,652	847,542
EVERTEC, Inc.	11,498	388,403
Fidelity National Information Services, Inc.	100,558	6,630,795
Fiserv, Inc. (a)	102,681	13,238,661
Global Payments, Inc.	49,199	4,087,453
HA Sustainable Infrastructure Capital, Inc. (b)	20,576	631,683
Security Description	Shares	Value
Jack Henry & Associates, Inc.	14,564	$2,169,017
Jackson Financial, Inc. Class A	11,641	1,178,418
Mastercard, Inc. Class A	154,182	87,700,263
MGIC Investment Corp.	52,198	1,480,857
Mr. Cooper Group, Inc.	13,592	2,865,058
NCR Atleos Corp. (a) (b)	12,685	498,647
NMI Holdings, Inc. (a)	12,013	460,578
Payoneer Global, Inc. (a)	39,268	237,571
PayPal Holdings, Inc. (a)	179,284	12,022,785
Radian Group, Inc.	29,972	1,085,586
Shift4 Payments, Inc. Class A (a) (b)	12,319	953,491
Visa, Inc. Class A	317,366	108,342,405
Voya Financial, Inc.	20,549	1,537,065
Walker & Dunlop, Inc.	5,628	470,613
Western Union Co. (b)	76,351	610,045
WEX, Inc. (a) (b)	8,361	1,317,108
		447,702,510
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	86,522	5,168,824
Bunge Global SA	28,361	2,304,331
Cal-Maine Foods, Inc. (b)	7,073	665,569
Campbell's Co. (b)	40,215	1,269,990
Conagra Brands, Inc.	91,921	1,683,074
Darling Ingredients, Inc. (a)	31,156	961,786
Flowers Foods, Inc. (b)	34,627	451,882
Fresh Del Monte Produce, Inc.	6,322	219,500
Freshpet, Inc. (a) (b)	11,903	655,974
General Mills, Inc.	99,345	5,008,975
Hershey Co.	28,112	5,258,350
Hormel Foods Corp.	54,247	1,342,071
Ingredion, Inc.	12,558	1,533,457
J&J Snack Foods Corp.	2,888	277,508
J.M. Smucker Co.	20,111	2,184,055
John B Sanfilippo & Son, Inc.	1,141	73,343
Kellanova	49,005	4,019,390
Kraft Heinz Co.	153,837	4,005,915
Lamb Weston Holdings, Inc.	28,185	1,636,985
Marzetti Co.	3,033	524,072
McCormick & Co., Inc.	47,485	3,177,221
Mondelez International, Inc. Class A	239,028	14,932,079
Pilgrim's Pride Corp.	9,433	384,112
Post Holdings, Inc. (a)	9,579	1,029,551
Simply Good Foods Co. (a)	16,310	404,814
Tootsie Roll Industries, Inc. (b)	3,661	153,469
TreeHouse Foods, Inc. (a)	10,566	213,539
Tyson Foods, Inc. Class A	55,465	3,011,750
		62,551,586
GAS UTILITIES — 0.1%
Atmos Energy Corp.	28,337	4,838,543
Chesapeake Utilities Corp.	3,231	435,183
MDU Resources Group, Inc. (b)	38,960	693,878
National Fuel Gas Co.	16,837	1,555,234
New Jersey Resources Corp.	17,260	831,069

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Northwest Natural Holding Co. (b)	6,425	$288,675
ONE Gas, Inc.	10,342	837,081
Southwest Gas Holdings, Inc.	10,106	791,704
Spire, Inc.	10,030	817,646
UGI Corp.	39,534	1,314,901
		12,403,914
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	5,450	380,792
Avis Budget Group, Inc. (a) (b)	3,594	577,107
CSX Corp.	353,980	12,569,830
Heartland Express, Inc. (b)	9,559	80,104
Hertz Global Holdings, Inc. (a) (b)	29,991	203,939
JB Hunt Transport Services, Inc.	16,022	2,149,672
Knight-Swift Transportation Holdings, Inc.	32,825	1,296,916
Landstar System, Inc.	7,114	871,892
Marten Transport Ltd.	10,670	113,742
Norfolk Southern Corp.	43,135	12,958,185
Old Dominion Freight Line, Inc.	34,245	4,821,011
RXO, Inc. (a) (b)	19,143	294,419
Ryder System, Inc.	8,460	1,595,894
Saia, Inc. (a)	5,212	1,560,264
Schneider National, Inc. Class B	7,106	150,363
Uber Technologies, Inc. (a)	391,258	38,331,546
Union Pacific Corp.	109,243	25,821,768
Werner Enterprises, Inc. (b)	10,580	278,466
XPO, Inc. (a) (b)	22,207	2,870,699
		106,926,609
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	324,640	43,482,282
Align Technology, Inc. (a)	13,776	1,725,031
Artivion, Inc. (a)	6,888	291,638
Avanos Medical, Inc. (a)	9,166	105,959
Baxter International, Inc.	96,672	2,201,221
Becton Dickinson & Co.	54,662	10,231,086
Boston Scientific Corp. (a)	278,725	27,211,922
CONMED Corp.	5,570	261,957
Cooper Cos., Inc. (a)	36,546	2,505,594
Dentsply Sirona, Inc.	41,390	525,239
Dexcom, Inc. (a)	73,605	4,952,880
Edwards Lifesciences Corp. (a)	114,930	8,938,106
Embecta Corp.	10,944	154,420
Enovis Corp. (a) (b)	7,273	220,663
Envista Holdings Corp. (a) (b)	30,576	622,833
GE HealthCare Technologies, Inc.	89,457	6,718,221
Glaukos Corp. (a)	8,237	671,727
Globus Medical, Inc. Class A (a)	20,903	1,197,115
Haemonetics Corp. (a)	9,296	453,087
Hologic, Inc. (a)	37,247	2,513,800
ICU Medical, Inc. (a) (b)	3,395	407,264
IDEXX Laboratories, Inc. (a)	14,511	9,270,933
Inspire Medical Systems, Inc. (a)	4,756	352,895
Security Description	Shares	Value
Insulet Corp. (a)	13,465	$4,157,049
Integer Holdings Corp. (a)	6,084	628,660
Integra LifeSciences Holdings Corp. (a)	13,536	193,971
Intuitive Surgical, Inc. (a)	67,251	30,076,665
Lantheus Holdings, Inc. (a) (b)	12,775	655,230
LeMaitre Vascular, Inc.	3,126	273,556
LivaNova PLC (a)	10,037	525,738
Masimo Corp. (a)	8,834	1,303,457
Medtronic PLC	239,786	22,837,219
Merit Medical Systems, Inc. (a)	9,669	804,751
Neogen Corp. (a) (b)	33,980	194,026
Omnicell, Inc. (a)	7,269	221,341
Penumbra, Inc. (a)	6,812	1,725,616
QuidelOrtho Corp. (a) (b)	11,464	337,615
ResMed, Inc.	27,721	7,588,069
Solventum Corp. (a)	26,521	1,936,033
STAAR Surgical Co. (a) (b)	8,655	232,560
STERIS PLC	18,873	4,669,935
Stryker Corp.	64,361	23,792,331
Tandem Diabetes Care, Inc. (a) (b)	11,744	142,572
Teleflex, Inc.	8,750	1,070,650
TransMedics Group, Inc. (a) (b)	6,260	702,372
UFP Technologies, Inc. (a) (b)	1,104	220,358
Zimmer Biomet Holdings, Inc.	39,236	3,864,746
		233,170,393
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	17,119	423,866
AdaptHealth Corp. (a) (b)	18,318	163,946
Addus HomeCare Corp. (a)	2,872	338,867
AMN Healthcare Services, Inc. (a)	8,119	157,184
Astrana Health, Inc. (a)	4,244	120,317
Cardinal Health, Inc.	46,706	7,330,974
Cencora, Inc.	36,235	11,324,525
Centene Corp. (a)	91,749	3,273,604
Chemed Corp.	2,889	1,293,521
Cigna Group	49,435	14,249,639
Concentra Group Holdings Parent, Inc.	16,800	351,624
CorVel Corp. (a)	4,057	314,093
CVS Health Corp.	233,107	17,573,937
DaVita, Inc. (a)	4,488	596,321
Elevance Health, Inc.	43,195	13,957,168
Encompass Health Corp.	19,396	2,463,680
Ensign Group, Inc.	10,079	1,741,349
HCA Healthcare, Inc.	29,812	12,705,874
HealthEquity, Inc. (a)	14,551	1,378,998
Henry Schein, Inc. (a) (b)	15,079	1,000,793
Hims & Hers Health, Inc. (a) (b)	35,842	2,032,958
Humana, Inc.	23,363	6,078,352
Labcorp Holdings, Inc.	16,276	4,672,189
McKesson Corp.	23,447	18,113,745
Molina Healthcare, Inc. (a)	11,354	2,172,702

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
National HealthCare Corp.	2,612	$317,384
NeoGenomics, Inc. (a) (b)	23,460	181,111
OmniAb, Inc. (a) (b) (d)	1,881	—
Option Care Health, Inc. (a)	34,045	945,089
Pediatrix Medical Group, Inc. (a)	16,656	278,988
Premier, Inc. Class A (b)	22,254	618,661
Privia Health Group, Inc. (a)	18,031	448,972
Progyny, Inc. (a)	15,711	338,101
Quest Diagnostics, Inc.	21,305	4,060,307
RadNet, Inc. (a) (b)	7,914	603,126
Select Medical Holdings Corp.	20,480	262,963
Tenet Healthcare Corp. (a)	15,002	3,046,006
U.S. Physical Therapy, Inc. (b)	2,716	230,724
UnitedHealth Group, Inc.	167,992	58,007,638
Universal Health Services, Inc. Class B	10,488	2,144,167
		195,313,463
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	29,598	2,466,697
CareTrust REIT, Inc.	19,935	691,346
Healthcare Realty Trust, Inc. REIT (b)	63,682	1,148,186
Healthpeak Properties, Inc. REIT	126,421	2,420,962
LTC Properties, Inc. REIT (b)	7,844	289,130
Medical Properties Trust, Inc. REIT (b)	105,655	535,671
Omega Healthcare Investors, Inc. REIT	44,780	1,890,611
Sabra Health Care REIT, Inc.	41,340	770,578
Universal Health Realty Income Trust REIT (b)	2,006	78,575
Ventas, Inc. REIT	73,312	5,131,107
Welltower, Inc. REIT	124,956	22,259,662
		37,682,525
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a) (b)	20,181	246,612
Doximity, Inc. Class A (a)	22,877	1,673,453
HealthStream, Inc.	6,216	175,540
Schrodinger, Inc. (a) (b)	10,488	210,389
Waystar Holding Corp. (a)	21,450	813,384
		3,119,378
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc. (b)	40,679	488,555
DiamondRock Hospitality Co. REIT (b)	42,201	335,920
Host Hotels & Resorts, Inc. REIT	133,764	2,276,663
Park Hotels & Resorts, Inc. REIT (b)	44,840	496,827
Pebblebrook Hotel Trust REIT (b)	24,542	279,533
Ryman Hospitality Properties, Inc. REIT	11,304	1,012,725
Summit Hotel Properties, Inc. REIT (b)	20,373	111,848
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	40,478	$379,279
Xenia Hotels & Resorts, Inc. REIT	22,095	303,144
		5,684,494
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	81,305	9,872,053
Aramark (b)	49,911	1,916,582
BJ's Restaurants, Inc. (a) (b)	5,585	170,510
Bloomin' Brands, Inc. (b)	16,152	115,810
Booking Holdings, Inc.	5,988	32,330,829
Boyd Gaming Corp.	14,892	1,287,413
Brinker International, Inc. (a)	7,654	969,609
Caesars Entertainment, Inc. (a)	39,339	1,063,137
Carnival Corp. (a)	192,883	5,576,248
Cava Group, Inc. (a) (b)	15,198	918,111
Cheesecake Factory, Inc. (b)	8,090	442,038
Chipotle Mexican Grill, Inc. (a)	260,154	10,195,435
Choice Hotels International, Inc. (b)	5,482	586,081
Churchill Downs, Inc.	13,192	1,279,756
Cracker Barrel Old Country Store, Inc. (b)	4,480	197,389
Darden Restaurants, Inc.	22,803	4,340,779
Dave & Buster's Entertainment, Inc. (a)	6,675	121,218
Domino's Pizza, Inc.	5,137	2,217,694
DoorDash, Inc. Class A (a)	69,163	18,811,644
Expedia Group, Inc.	20,744	4,434,030
Golden Entertainment, Inc. (b)	3,581	84,440
Hilton Grand Vacations, Inc. (a)	14,827	619,917
Hilton Worldwide Holdings, Inc.	45,391	11,776,241
Hyatt Hotels Corp. Class A (b)	8,719	1,237,488
Las Vegas Sands Corp.	52,193	2,807,461
Light & Wonder, Inc. (a) (b)	17,265	1,449,224
Marriott International, Inc. Class A	42,967	11,190,326
Marriott Vacations Worldwide Corp. (b)	6,808	453,140
McDonald's Corp.	134,354	40,828,837
MGM Resorts International (a)	30,124	1,044,098
Monarch Casino & Resort, Inc.	2,841	300,691
Norwegian Cruise Line Holdings Ltd. (a)	81,188	1,999,660
Papa John's International, Inc. (b)	6,883	331,416
Penn Entertainment, Inc. (a) (b)	28,435	547,658
Planet Fitness, Inc. Class A (a)	16,428	1,705,226
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,295	119,213
Royal Caribbean Cruises Ltd.	47,194	15,271,035
Sabre Corp. (a) (b)	57,726	105,639
Shake Shack, Inc. Class A (a)	6,763	633,084
Six Flags Entertainment Corp. (a) (b)	9,081	206,320
Starbucks Corp.	211,146	17,862,952

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Texas Roadhouse, Inc.	12,518	$2,079,866
Travel & Leisure Co.	16,491	981,050
United Parks & Resorts, Inc. (a) (b)	5,392	278,766
Vail Resorts, Inc. (b)	7,275	1,088,122
Wendy's Co. (b)	33,781	309,434
Wingstop, Inc. (b)	5,752	1,447,663
Wyndham Hotels & Resorts, Inc.	15,665	1,251,634
Wynn Resorts Ltd.	18,804	2,411,989
Yum! Brands, Inc.	52,873	8,036,696
		225,305,652
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,985	1,152,749
Century Communities, Inc.	4,177	264,696
Champion Homes, Inc. (a)	12,548	958,291
DR Horton, Inc.	54,037	9,157,650
Dream Finders Homes, Inc. Class A (a) (b)	402	10,420
Ethan Allen Interiors, Inc.	5,443	160,351
Garmin Ltd.	28,354	6,981,322
Green Brick Partners, Inc. (a)	4,902	362,062
Helen of Troy Ltd. (a) (b)	5,170	130,284
Installed Building Products, Inc.	4,396	1,084,317
KB Home	16,707	1,063,233
La-Z-Boy, Inc. (b)	8,853	303,835
Leggett & Platt, Inc.	25,250	224,220
Lennar Corp. Class A	41,845	5,274,144
LGI Homes, Inc. (a)	3,076	159,060
M/I Homes, Inc. (a)	4,298	620,803
Meritage Homes Corp.	13,508	978,384
Mohawk Industries, Inc. (a)	11,124	1,434,106
Newell Brands, Inc.	73,179	383,458
NVR, Inc. (a)	529	4,250,335
PulteGroup, Inc.	34,707	4,585,836
Somnigroup International, Inc. (b)	35,620	3,003,835
Sonos, Inc. (a)	24,263	383,355
Taylor Morrison Home Corp. (a)	20,379	1,345,218
Toll Brothers, Inc.	16,311	2,253,202
TopBuild Corp. (a) (b)	6,138	2,399,099
Tri Pointe Homes, Inc. (a)	18,248	619,885
Whirlpool Corp.	10,528	827,501
		50,371,651
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	2,648	86,457
Central Garden & Pet Co. Class A (a)	10,314	304,572
Church & Dwight Co., Inc.	46,517	4,076,285
Clorox Co.	23,456	2,892,125
Colgate-Palmolive Co.	151,736	12,129,776
Energizer Holdings, Inc. (b)	11,141	277,300
Kimberly-Clark Corp.	64,398	8,007,247
Procter & Gamble Co.	438,694	67,405,333
Reynolds Consumer Products, Inc. (b)	10,228	250,279
Security Description	Shares	Value
WD-40 Co. (b)	2,727	$538,855
		95,968,229
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	127,991	1,684,361
Clearway Energy, Inc. Class A	6,492	174,830
Clearway Energy, Inc. Class C (b)	15,652	442,169
Ormat Technologies, Inc.	9,032	869,330
Talen Energy Corp. (a) (b)	8,532	3,629,342
Vistra Corp.	59,485	11,654,301
		18,454,333
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	100,971	15,668,680
Honeywell International, Inc.	117,044	24,637,762
		40,306,442
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	7,937	1,343,417
First Industrial Realty Trust, Inc. REIT	25,167	1,295,346
Innovative Industrial Properties, Inc. REIT (b)	4,701	251,880
LXP Industrial Trust REIT	50,941	456,431
Prologis, Inc. REIT	174,391	19,971,257
Rexford Industrial Realty, Inc. REIT (b)	39,692	1,631,738
STAG Industrial, Inc. REIT	34,308	1,210,729
Terreno Realty Corp. REIT (b)	18,836	1,068,943
		27,229,741
INSURANCE — 2.0%
Aflac, Inc.	93,204	10,410,887
Allstate Corp.	49,824	10,694,722
American Financial Group, Inc.	13,184	1,921,172
American International Group, Inc.	108,512	8,522,533
AMERISAFE, Inc.	3,229	141,559
Aon PLC Class A	41,201	14,691,453
Arch Capital Group Ltd.	70,571	6,402,907
Arthur J Gallagher & Co.	47,026	14,565,833
Assurant, Inc.	9,877	2,139,358
Assured Guaranty Ltd.	10,201	863,515
Brighthouse Financial, Inc. (a)	10,256	544,388
Brown & Brown, Inc.	43,961	4,123,102
Chubb Ltd.	70,217	19,818,748
Cincinnati Financial Corp.	28,943	4,575,888
CNO Financial Group, Inc.	25,207	996,937
Employers Holdings, Inc.	6,346	269,578
Erie Indemnity Co. Class A	4,968	1,580,619
Everest Group Ltd.	8,048	2,818,651
Fidelity National Financial, Inc.	49,117	2,971,087
First American Financial Corp.	20,157	1,294,886
Genworth Financial, Inc. (a)	88,839	790,667
Globe Life, Inc.	16,300	2,330,411

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Goosehead Insurance, Inc. Class A (b)	4,720	$351,262
Hanover Insurance Group, Inc.	6,744	1,224,913
Hartford Insurance Group, Inc.	52,014	6,938,147
HCI Group, Inc.	1,284	246,438
Horace Mann Educators Corp.	7,435	335,839
Kemper Corp.	10,865	560,091
Kinsale Capital Group, Inc.	3,996	1,699,339
Lincoln National Corp.	33,433	1,348,353
Loews Corp.	35,015	3,515,156
Marsh & McLennan Cos., Inc.	91,180	18,375,505
Mercury General Corp.	5,262	446,112
MetLife, Inc.	107,940	8,891,018
Old Republic International Corp.	37,484	1,591,945
Palomar Holdings, Inc. (a)	4,061	474,122
Primerica, Inc.	6,511	1,807,389
Principal Financial Group, Inc.	42,140	3,493,827
ProAssurance Corp. (a) (b)	11,774	282,458
Progressive Corp.	108,159	26,709,865
Prudential Financial, Inc.	68,867	7,144,263
Reinsurance Group of America, Inc.	12,486	2,398,935
RenaissanceRe Holdings Ltd.	9,689	2,460,328
RLI Corp.	15,940	1,039,607
Ryan Specialty Holdings, Inc. (b)	19,462	1,096,878
Safety Insurance Group, Inc.	3,117	220,341
Selective Insurance Group, Inc.	10,643	862,828
SiriusPoint Ltd. (a)	16,319	295,211
Stewart Information Services Corp.	4,301	315,349
Travelers Cos., Inc.	43,467	12,136,856
Trupanion, Inc. (a) (b)	5,782	250,245
United Fire Group, Inc.	3,285	99,930
Unum Group	34,512	2,684,343
W.R. Berkley Corp.	60,158	4,609,306
Willis Towers Watson PLC	17,357	5,995,976
		232,371,076
INTERACTIVE MEDIA & SERVICES — 6.8%
Alphabet, Inc. Class A	1,083,330	263,357,523
Alphabet, Inc. Class C	869,493	211,765,020
Angi, Inc. (a) (b)	7,063	114,844
Cargurus, Inc. (a)	16,591	617,683
Cars.com, Inc. (a) (b)	12,032	147,031
IAC, Inc. (a) (b)	13,353	454,937
Match Group, Inc.	52,149	1,841,903
Meta Platforms, Inc. Class A	404,044	296,721,833
QuinStreet, Inc. (a)	9,180	142,014
Shutterstock, Inc. (b)	4,429	92,345
TripAdvisor, Inc. (a) (b)	19,031	309,444
Yelp, Inc. (a)	11,161	348,223
Ziff Davis, Inc. (a) (b)	7,909	301,333
ZoomInfo Technologies, Inc. (a)	52,051	567,876
		776,782,009
IT SERVICES — 0.9%
Accenture PLC Class A	117,038	28,861,571
Security Description	Shares	Value
Akamai Technologies, Inc. (a)	28,639	$2,169,691
ASGN, Inc. (a)	9,446	447,268
Cognizant Technology Solutions Corp. Class A	95,984	6,437,647
DigitalOcean Holdings, Inc. (a) (b)	9,803	334,870
DXC Technology Co. (a)	36,573	498,490
EPAM Systems, Inc. (a)	10,832	1,633,357
Gartner, Inc. (a)	14,864	3,907,300
GoDaddy, Inc. Class A (a)	27,698	3,789,917
Grid Dynamics Holdings, Inc. (a)	11,616	89,559
International Business Machines Corp.	173,558	48,971,125
Kyndryl Holdings, Inc. (a) (b)	35,160	1,055,855
Okta, Inc. (a)	30,715	2,816,566
Twilio, Inc. Class A (a)	28,730	2,875,586
VeriSign, Inc.	14,356	4,013,507
		107,902,309
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	5,176	406,264
Brunswick Corp.	12,991	821,551
Mattel, Inc. (a)	66,770	1,123,739
Polaris, Inc. (b)	10,975	637,977
Sturm Ruger & Co., Inc. (b)	3,199	139,060
Topgolf Callaway Brands Corp. (a) (b)	20,200	191,900
YETI Holdings, Inc. (a) (b)	14,993	497,468
		3,817,959
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	24,958	1,893,064
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	55,495	7,122,783
Avantor, Inc. (a)	129,055	1,610,606
Azenta, Inc. (a) (b)	11,170	320,802
BioLife Solutions, Inc. (a)	5,872	149,795
Bio-Rad Laboratories, Inc. Class A (a) (b)	3,550	995,385
Bio-Techne Corp.	30,111	1,675,075
Bruker Corp. (b)	19,285	626,570
Charles River Laboratories International, Inc. (a)	9,421	1,474,010
Cytek Biosciences, Inc. (a) (b)	15,806	54,847
Danaher Corp.	120,523	23,894,890
Fortrea Holdings, Inc. (a)	18,081	152,242
Illumina, Inc. (a) (b)	30,166	2,864,865
IQVIA Holdings, Inc. (a)	31,578	5,997,925
Medpace Holdings, Inc. (a)	4,603	2,366,678
Mettler-Toledo International, Inc. (a)	3,931	4,825,735
Repligen Corp. (a)	8,970	1,199,020
Revvity, Inc. (b)	24,217	2,122,620
Sotera Health Co. (a) (b)	19,664	309,315
Thermo Fisher Scientific, Inc.	69,784	33,846,636
Waters Corp. (a)	11,229	3,366,566

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	14,064	$3,689,409
		98,665,774
MACHINERY — 1.8%
AGCO Corp. (b)	11,654	1,247,794
Alamo Group, Inc.	2,158	411,962
Albany International Corp. Class A	5,928	315,962
Astec Industries, Inc.	4,093	196,996
Caterpillar, Inc.	87,805	41,896,156
Chart Industries, Inc. (a)	6,966	1,394,245
CNH Industrial NV	148,824	1,614,741
Crane Co.	9,244	1,702,190
Cummins, Inc.	25,234	10,658,085
Deere & Co.	47,050	21,514,083
Donaldson Co., Inc.	23,825	1,950,076
Dover Corp.	27,154	4,530,102
Enerpac Tool Group Corp.	12,088	495,608
Enpro, Inc. (b)	3,639	822,414
Esab Corp.	10,849	1,212,267
ESCO Technologies, Inc.	5,212	1,100,305
Federal Signal Corp.	11,605	1,380,879
Flowserve Corp.	25,752	1,368,461
Fortive Corp.	64,784	3,173,768
Franklin Electric Co., Inc.	7,799	742,465
Gates Industrial Corp. PLC (a)	35,948	892,229
Graco, Inc.	31,901	2,710,309
Greenbrier Cos., Inc.	6,158	284,315
Hillenbrand, Inc.	14,359	388,267
IDEX Corp.	14,480	2,356,765
Illinois Tool Works, Inc.	49,833	12,994,453
Ingersoll Rand, Inc.	63,910	5,280,244
ITT, Inc.	16,516	2,952,400
JBT Marel Corp. (b)	8,714	1,223,881
Kadant, Inc. (b)	2,235	665,091
Kennametal, Inc. (b)	15,830	331,322
Lincoln Electric Holdings, Inc.	11,394	2,687,047
Lindsay Corp.	2,317	325,678
Middleby Corp. (a) (b)	10,980	1,459,571
Mueller Industries, Inc.	21,700	2,194,087
Mueller Water Products, Inc. Class A	38,610	985,327
Nordson Corp.	9,901	2,247,032
Oshkosh Corp.	12,846	1,666,126
Otis Worldwide Corp.	77,283	7,065,985
PACCAR, Inc.	98,438	9,678,424
Parker-Hannifin Corp.	23,722	17,984,834
Pentair PLC	31,785	3,520,507
Proto Labs, Inc. (a)	5,300	265,159
RBC Bearings, Inc. (a)	5,602	2,186,405
Snap-on, Inc.	10,406	3,605,991
SPX Technologies, Inc. (a)	8,667	1,618,822
Standex International Corp. (b)	2,898	614,086
Stanley Black & Decker, Inc.	29,791	2,214,365
Tennant Co.	3,189	258,500
Terex Corp. (b)	13,759	705,837
Security Description	Shares	Value
Timken Co. (b)	12,883	$968,544
Titan International, Inc. (a) (b)	11,610	87,772
Toro Co.	20,390	1,553,718
Trinity Industries, Inc.	15,767	442,107
Watts Water Technologies, Inc. Class A	5,478	1,529,896
Westinghouse Air Brake Technologies Corp.	33,869	6,789,719
Worthington Enterprises, Inc.	6,622	367,455
Xylem, Inc.	45,827	6,759,483
		207,590,312
MARINE — 0.0% *
Kirby Corp. (a)	10,624	886,573
Matson, Inc.	6,555	646,257
		1,532,830
MEDIA — 0.4%
Cable One, Inc. (b)	776	137,391
Charter Communications, Inc. Class A (a) (b)	16,256	4,472,107
Comcast Corp. Class A	677,579	21,289,532
DoubleVerify Holdings, Inc. (a)	24,133	289,113
EchoStar Corp. Class A (a) (b)	17,496	1,335,995
Fox Corp. Class A	36,455	2,298,852
Fox Corp. Class B	28,446	1,629,671
Interpublic Group of Cos., Inc.	74,389	2,076,197
John Wiley & Sons, Inc. Class A (b)	8,449	341,931
New York Times Co. Class A	28,086	1,612,137
News Corp. Class A	74,543	2,289,216
News Corp. Class B (b)	22,969	793,579
Nexstar Media Group, Inc. (b)	6,088	1,203,841
Omnicom Group, Inc. (b)	37,508	3,058,027
Paramount Skydance Corp. Class B	35,850	678,282
Scholastic Corp. (b)	6,298	172,439
TEGNA, Inc.	41,085	835,258
Thryv Holdings, Inc. (a) (b)	3,806	45,900
Trade Desk, Inc. Class A (a)	84,286	4,130,857
		48,690,325
METALS & MINING — 0.5%
Alcoa Corp.	33,844	1,113,129
Alpha Metallurgical Resources, Inc. (a) (b)	2,366	388,237
Carpenter Technology Corp.	9,447	2,319,616
Century Aluminum Co. (a)	9,532	279,859
Cleveland-Cliffs, Inc. (a) (b)	94,018	1,147,020
Commercial Metals Co.	22,897	1,311,540
Ferroglobe PLC (a) (d)	929	—
Freeport-McMoRan, Inc.	275,221	10,794,168
Hecla Mining Co.	123,472	1,494,011
Kaiser Aluminum Corp. (b)	3,199	246,835
Materion Corp. (b)	3,253	392,995
Metallus, Inc. (a) (b)	4,600	76,038
MP Materials Corp. (a) (b)	15,929	1,068,358
Newmont Corp.	204,751	17,262,557

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Nucor Corp.	42,204	$5,715,688
Reliance, Inc.	10,923	3,067,506
Royal Gold, Inc.	12,154	2,437,849
Steel Dynamics, Inc.	23,778	3,315,367
SunCoke Energy, Inc.	8,116	66,227
Warrior Met Coal, Inc. (b)	7,444	473,736
Worthington Steel, Inc.	6,626	201,364
		53,172,100
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT (b)	16,170	112,705
Annaly Capital Management, Inc. REIT	91,253	1,844,223
Apollo Commercial Real Estate Finance, Inc. REIT (b)	23,478	237,832
Arbor Realty Trust, Inc. REIT	34,765	424,481
ARMOUR Residential REIT, Inc. (b)	3,721	55,592
Blackstone Mortgage Trust, Inc. Class A REIT (b)	32,836	604,511
Ellington Financial, Inc. REIT (b)	9,749	126,542
Franklin BSP Realty Trust, Inc. REIT (b)	8,523	92,560
KKR Real Estate Finance Trust, Inc. REIT (b)	8,103	72,927
PennyMac Mortgage Investment Trust REIT (b)	18,927	232,045
Ready Capital Corp. REIT (b)	15,321	59,292
Redwood Trust, Inc. REIT (b)	22,412	129,765
Two Harbors Investment Corp. REIT (b)	14,474	142,858
Starwood Property Trust, Inc. REIT	59,445	1,151,450
		5,286,783
MULTI-UTILITIES — 0.6%
Ameren Corp.	47,796	4,988,946
Avista Corp.	13,551	512,363
Black Hills Corp.	12,028	740,805
CenterPoint Energy, Inc.	123,826	4,804,449
CMS Energy Corp.	54,517	3,993,915
Consolidated Edison, Inc.	65,683	6,602,455
Dominion Energy, Inc.	155,592	9,517,563
DTE Energy Co.	39,363	5,567,109
NiSource, Inc.	75,525	3,270,233
Northwestern Energy Group, Inc.	10,326	605,207
Public Service Enterprise Group, Inc.	95,511	7,971,348
Sempra	120,697	10,860,316
Unitil Corp.	2,806	134,295
WEC Energy Group, Inc.	59,626	6,832,543
		66,401,547
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT (b)	33,086	137,969
BXP, Inc. REIT (b)	27,081	2,013,202
Security Description	Shares	Value
COPT Defense Properties REIT	22,412	$651,293
Cousins Properties, Inc. REIT	28,749	831,996
Douglas Emmett, Inc. REIT (b)	31,537	491,031
Easterly Government Properties, Inc. REIT	5,072	116,301
Highwoods Properties, Inc. REIT	20,145	641,014
JBG SMITH Properties REIT (b)	20,362	453,054
Kilroy Realty Corp. REIT (b)	19,342	817,199
SL Green Realty Corp. REIT	13,279	794,217
Vornado Realty Trust REIT (b)	30,842	1,250,026
		8,197,302
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	57,659	1,120,891
Antero Resources Corp. (a)	53,904	1,809,018
APA Corp. (b)	67,236	1,632,490
California Resources Corp.	12,387	658,741
Chevron Corp.	356,444	55,352,189
Chord Energy Corp.	11,707	1,163,325
Civitas Resources, Inc. (b)	16,143	524,647
CNX Resources Corp. (a) (b)	29,998	963,536
Comstock Resources, Inc. (a) (b)	17,378	344,606
ConocoPhillips	237,111	22,428,329
Coterra Energy, Inc.	143,832	3,401,627
Crescent Energy Co. Class A (b)	29,258	260,981
CVR Energy, Inc. (a) (b)	5,622	205,091
Devon Energy Corp.	121,925	4,274,690
Diamondback Energy, Inc.	33,096	4,736,038
Dorian LPG Ltd.	6,393	190,511
DT Midstream, Inc.	18,083	2,044,464
EOG Resources, Inc.	104,110	11,672,813
EQT Corp.	105,817	5,759,619
Expand Energy Corp.	37,257	3,958,184
Exxon Mobil Corp.	796,380	89,791,845
HF Sinclair Corp.	28,886	1,511,893
International Seaways, Inc. (b)	7,602	350,300
Kinder Morgan, Inc.	368,766	10,439,765
Kinetik Holdings, Inc. (b)	7,235	309,224
Magnolia Oil & Gas Corp. Class A	35,243	841,250
Marathon Petroleum Corp.	56,236	10,838,927
Matador Resources Co.	20,806	934,814
Murphy Oil Corp. (b)	28,089	798,008
Northern Oil & Gas, Inc. (b)	13,821	342,761
Occidental Petroleum Corp.	126,489	5,976,605
ONEOK, Inc.	111,174	8,112,367
Ovintiv, Inc.	48,327	1,951,444
Par Pacific Holdings, Inc. (a)	9,987	353,740
PBF Energy, Inc. Class A (b)	21,517	649,168
Peabody Energy Corp. (b)	21,024	557,556
Permian Resources Corp.	75,992	972,698
Phillips 66 Co.	77,128	10,490,951
Range Resources Corp.	50,066	1,884,484
REX American Resources Corp. (a)	2,010	61,546
SM Energy Co.	22,708	567,019
Talos Energy, Inc. (a) (b)	7,463	71,570

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Targa Resources Corp.	39,694	$6,650,333
Texas Pacific Land Corp. (b)	3,469	3,238,797
Valero Energy Corp.	58,672	9,989,495
Viper Energy, Inc. Class A	12,700	485,394
Vital Energy, Inc. (a)	2,659	44,910
Williams Cos., Inc.	230,028	14,572,274
World Kinect Corp. (b)	11,868	307,975
Core Natural Resources, Inc. (b)	10,788	900,582
		306,499,485
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	12,350	1,097,174
Sylvamo Corp.	6,441	284,821
		1,381,995
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	25,044	910,350
Coty, Inc. Class A (a) (b)	57,658	232,938
Edgewell Personal Care Co. (b)	10,308	209,871
elf Beauty, Inc. (a) (b)	10,550	1,397,664
Estee Lauder Cos., Inc. Class A	43,306	3,816,125
Interparfums, Inc. (b)	3,177	312,553
Kenvue, Inc.	363,792	5,904,344
USANA Health Sciences, Inc. (a) (b)	2,493	68,682
		12,852,527
PHARMACEUTICALS — 2.6%
Amphastar Pharmaceuticals, Inc. (a) (b)	6,816	181,646
ANI Pharmaceuticals, Inc. (a)	1,141	104,516
Bristol-Myers Squibb Co.	386,096	17,412,930
Collegium Pharmaceutical, Inc. (a)	1,960	68,580
Corcept Therapeutics, Inc. (a)	19,298	1,603,857
Elanco Animal Health, Inc. (a) (b)	93,385	1,880,774
Eli Lilly & Co.	147,610	112,626,430
Harmony Biosciences Holdings, Inc. (a)	4,804	132,398
Innoviva, Inc. (a)	11,665	212,886
Jazz Pharmaceuticals PLC (a)	10,928	1,440,311
Johnson & Johnson	447,324	82,942,816
Ligand Pharmaceuticals, Inc. (a) (b)	2,973	526,637
Merck & Co., Inc.	462,189	38,791,523
Organon & Co.	48,002	512,661
Pacira BioSciences, Inc. (a)	8,484	218,633
Perrigo Co. PLC	26,315	586,035
Pfizer, Inc.	1,075,358	27,400,122
Phibro Animal Health Corp. Class A	3,267	132,183
Prestige Consumer Healthcare, Inc. (a)	9,668	603,283
Spectrum Pharmaceuticals, Inc. (a)	22	2
Supernus Pharmaceuticals, Inc. (a)	10,290	491,759
Viatris, Inc.	228,109	2,258,279
Security Description	Shares	Value
Zoetis, Inc.	84,148	$12,312,535
		302,440,796
PROFESSIONAL SERVICES — 0.7%
Amentum Holdings, Inc. (a) (b)	28,400	680,180
Automatic Data Processing, Inc.	75,999	22,305,707
Broadridge Financial Solutions, Inc.	22,139	5,272,846
CACI International, Inc. Class A (a) (b)	4,039	2,014,572
Concentrix Corp. (b)	8,182	377,599
CSG Systems International, Inc. (b)	6,366	409,843
Dayforce, Inc. (a)	29,526	2,034,046
Equifax, Inc.	22,902	5,875,050
ExlService Holdings, Inc. (a)	31,714	1,396,367
Exponent, Inc.	9,494	659,643
FTI Consulting, Inc. (a)	6,102	986,388
Genpact Ltd.	32,636	1,367,122
Heidrick & Struggles International, Inc.	3,411	169,765
Insperity, Inc.	6,444	317,045
Jacobs Solutions, Inc.	24,780	3,713,531
KBR, Inc.	26,855	1,269,973
Korn Ferry	10,277	719,184
Leidos Holdings, Inc.	25,669	4,850,414
ManpowerGroup, Inc.	10,703	405,644
Maximus, Inc.	11,863	1,083,922
Parsons Corp. (a) (b)	6,484	537,653
Paychex, Inc.	60,492	7,667,966
Paycom Software, Inc.	9,005	1,874,301
Paylocity Holding Corp. (a)	7,478	1,191,021
Robert Half, Inc.	21,457	729,109
Science Applications International Corp.	10,572	1,050,540
TransUnion	36,352	3,045,571
Verisk Analytics, Inc.	27,148	6,827,994
Verra Mobility Corp. (a)	27,296	674,211
		79,507,207
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	53,575	8,441,277
CoStar Group, Inc. (a)	78,075	6,587,188
Cushman & Wakefield PLC (a)	32,176	512,242
eXp World Holdings, Inc. (b)	14,283	152,257
Jones Lang LaSalle, Inc. (a)	9,487	2,829,782
Kennedy-Wilson Holdings, Inc. (b)	22,488	187,100
Marcus & Millichap, Inc.	4,853	142,435
St. Joe Co.	6,102	301,927
		19,154,208
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	60,591	2,014,651
AvalonBay Communities, Inc. REIT	26,228	5,066,463
Camden Property Trust REIT	19,503	2,082,530

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Centerspace REIT	1,511	$88,998
Elme Communities REIT	16,936	285,541
Equity LifeStyle Properties, Inc. REIT	33,807	2,052,085
Equity Residential REIT	65,156	4,217,548
Essex Property Trust, Inc. REIT	12,004	3,212,990
Independence Realty Trust, Inc. REIT (b)	45,582	747,089
Invitation Homes, Inc. REIT	109,155	3,201,516
Mid-America Apartment Communities, Inc. REIT	22,037	3,079,230
NexPoint Residential Trust, Inc. REIT (b)	3,592	115,734
UDR, Inc. REIT	56,900	2,120,094
Veris Residential, Inc. REIT	18,124	275,485
		28,559,954
RETAIL REITs — 0.3%
Acadia Realty Trust REIT (b)	17,406	350,731
Agree Realty Corp. REIT (b)	19,268	1,368,799
Brixmor Property Group, Inc. REIT	57,105	1,580,666
Curbline Properties Corp. REIT (b)	15,310	341,413
Federal Realty Investment Trust REIT	13,855	1,403,650
Getty Realty Corp. REIT (b)	7,282	195,376
Kimco Realty Corp. REIT	127,975	2,796,254
Kite Realty Group Trust REIT	42,111	939,075
Macerich Co. REIT	41,236	750,495
NNN REIT, Inc.	33,779	1,437,972
Phillips Edison & Co., Inc. REIT	22,576	775,034
Realty Income Corp. REIT	156,355	9,504,821
Regency Centers Corp. REIT	31,727	2,312,898
Saul Centers, Inc. REIT	3,264	104,024
Simon Property Group, Inc. REIT	56,351	10,575,392
SITE Centers Corp. REIT	7,655	68,972
Tanger, Inc. REIT	19,780	669,355
Urban Edge Properties REIT	22,328	457,054
Whitestone REIT	8,134	99,886
		35,731,867
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.9%
ACM Research, Inc. Class A (a)	9,812	383,944
Advanced Micro Devices, Inc. (a)	301,915	48,846,828
Allegro MicroSystems, Inc. (a) (b)	13,708	400,274
Alpha & Omega Semiconductor Ltd. (a) (b)	4,255	118,970
Amkor Technology, Inc.	20,194	573,510
Analog Devices, Inc.	91,380	22,452,066
Applied Materials, Inc.	151,055	30,927,001
Axcelis Technologies, Inc. (a)	6,200	605,368
Broadcom, Inc.	876,025	289,009,408
CEVA, Inc. (a) (b)	4,335	114,487
Cirrus Logic, Inc. (a)	11,205	1,403,874
Cohu, Inc. (a) (b)	7,852	159,631
Security Description	Shares	Value
Diodes, Inc. (a)	7,259	$386,251
Enphase Energy, Inc. (a) (b)	25,372	897,915
Entegris, Inc. (b)	28,410	2,626,789
First Solar, Inc. (a)	20,328	4,482,934
FormFactor, Inc. (a)	14,634	532,970
Ichor Holdings Ltd. (a)	3,911	68,521
Impinj, Inc. (a) (b)	3,256	588,522
Intel Corp. (a)	801,659	26,895,659
KLA Corp.	24,299	26,208,901
Kulicke & Soffa Industries, Inc.	11,821	480,405
Lam Research Corp.	239,335	32,046,956
Lattice Semiconductor Corp. (a) (b)	25,735	1,886,890
MACOM Technology Solutions Holdings, Inc. (a)	9,584	1,193,112
MaxLinear, Inc. (a)	13,539	217,707
Microchip Technology, Inc.	101,164	6,496,752
Micron Technology, Inc.	208,659	34,912,824
MKS, Inc. (b)	10,386	1,285,475
Monolithic Power Systems, Inc.	9,039	8,321,665
NVIDIA Corp.	4,547,396	848,453,146
NXP Semiconductors NV	45,729	10,413,865
ON Semiconductor Corp. (a)	82,572	4,071,625
Onto Innovation, Inc. (a)	8,660	1,119,045
PDF Solutions, Inc. (a)	5,923	152,932
Penguin Solutions, Inc. (a)	6,478	170,242
Photronics, Inc. (a)	12,355	283,547
Power Integrations, Inc.	9,960	400,492
Qorvo, Inc. (a)	18,343	1,670,680
QUALCOMM, Inc.	199,374	33,167,859
Rambus, Inc. (a)	22,193	2,312,511
Semtech Corp. (a) (b)	12,585	899,198
Silicon Laboratories, Inc. (a)	6,044	792,550
SiTime Corp. (a) (b)	2,809	846,380
Skyworks Solutions, Inc.	31,341	2,412,630
SolarEdge Technologies, Inc. (a) (b)	9,988	369,556
Synaptics, Inc. (a)	7,097	485,009
Teradyne, Inc.	29,254	4,026,521
Texas Instruments, Inc.	167,921	30,852,125
Ultra Clean Holdings, Inc. (a)	7,393	201,459
Universal Display Corp.	8,350	1,199,311
Veeco Instruments, Inc. (a) (b)	9,606	292,311
		1,489,118,603
SOFTWARE — 10.8%
A10 Networks, Inc.	11,797	214,115
ACI Worldwide, Inc. (a)	22,138	1,168,222
Adeia, Inc.	18,572	312,010
Adobe, Inc. (a)	78,284	27,614,681
Agilysys, Inc. (a) (b)	3,310	348,377
Alarm.com Holdings, Inc. (a)	8,096	429,736
Appfolio, Inc. Class A (a)	4,015	1,106,775
AppLovin Corp. Class A (a)	50,572	36,338,005
Autodesk, Inc. (a)	40,555	12,883,107
Bill Holdings, Inc. (a) (b)	17,888	947,527
Blackbaud, Inc. (a)	9,362	602,070

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
BlackLine, Inc. (a) (b)	9,570	$508,167
Box, Inc. Class A (a) (b)	27,288	880,584
Cadence Design Systems, Inc. (a)	51,588	18,120,801
Cleanspark, Inc. (a) (b)	1,818	26,361
Clear Secure, Inc. Class A (b)	10,468	349,422
Commvault Systems, Inc. (a)	9,232	1,742,817
Crowdstrike Holdings, Inc. Class A (a)	46,836	22,967,438
Datadog, Inc. Class A (a)	60,103	8,558,667
Docusign, Inc. (a)	38,516	2,776,618
Dolby Laboratories, Inc. Class A	11,400	825,018
Dropbox, Inc. Class A (a)	25,236	762,380
Dynatrace, Inc. (a)	46,193	2,238,051
Fair Isaac Corp. (a)	4,578	6,851,114
Fortinet, Inc. (a)	120,999	10,173,596
Gen Digital, Inc.	111,034	3,152,255
Guidewire Software, Inc. (a)	15,796	3,630,869
InterDigital, Inc. (b)	5,774	1,993,358
Intuit, Inc.	52,100	35,579,611
LiveRamp Holdings, Inc. (a)	12,578	341,367
Manhattan Associates, Inc. (a)	11,887	2,436,597
MARA Holdings, Inc. (a) (b)	43,899	801,596
Microsoft Corp.	1,385,241	717,485,576
N-able, Inc. (a)	13,105	102,219
NCR Voyix Corp. (a) (b)	25,391	318,657
Nutanix, Inc. Class A (a)	50,072	3,724,856
Oracle Corp.	306,449	86,185,717
Palantir Technologies, Inc. Class A (a)	424,884	77,507,339
Palo Alto Networks, Inc. (a)	122,990	25,043,224
Pegasystems, Inc. (b)	16,766	964,045
Pivotal Software, Inc. (a)	11,498	—
Progress Software Corp. (a)	8,911	391,460
PTC, Inc. (a)	22,652	4,598,809
Q2 Holdings, Inc. (a)	28	2,027
Qualys, Inc. (a)	6,215	822,431
Roper Technologies, Inc.	19,913	9,930,414
Salesforce, Inc.	179,272	42,487,464
ServiceNow, Inc. (a)	39,032	35,920,369
Sprinklr, Inc. Class A (a)	20,400	157,488
SPS Commerce, Inc. (a)	6,467	673,473
Synopsys, Inc. (a)	34,349	16,947,453
Teradata Corp. (a)	20,151	433,448
Tyler Technologies, Inc. (a)	7,813	4,087,449
Workday, Inc. Class A (a)	40,072	9,646,533
		1,244,111,763
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	88,093	16,942,046
Crown Castle, Inc. REIT	81,968	7,909,092
CubeSmart REIT	42,980	1,747,567
Digital Realty Trust, Inc. REIT	57,880	10,006,294
EPR Properties REIT	14,196	823,510
Equinix, Inc. REIT	17,785	13,929,923
Extra Space Storage, Inc. REIT	39,155	5,518,506
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT (b)	14,314	$349,262
Gaming & Leisure Properties, Inc. REIT	50,222	2,340,847
Iron Mountain, Inc. REIT	54,952	5,601,807
Lamar Advertising Co. Class A REIT (b)	16,850	2,062,777
Millrose Properties, Inc. REIT	23,713	796,994
National Storage Affiliates Trust REIT	14,581	440,638
Outfront Media, Inc. REIT (b)	21,261	389,501
PotlatchDeltic Corp. REIT	13,055	531,991
Public Storage REIT	29,998	8,664,922
Rayonier, Inc. REIT (b)	28,407	753,922
Safehold, Inc. REIT	6,435	99,678
SBA Communications Corp. REIT	20,596	3,982,237
VICI Properties, Inc. REIT	190,828	6,222,901
Weyerhaeuser Co. REIT	140,787	3,490,110
		92,604,525
SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. Class A (a)	9,622	823,162
Academy Sports & Outdoors, Inc. (b)	16,227	811,675
Advance Auto Parts, Inc. (b)	12,527	769,158
American Eagle Outfitters, Inc. (b)	30,543	522,591
Asbury Automotive Group, Inc. (a) (b)	3,560	870,242
AutoNation, Inc. (a)	5,240	1,146,355
AutoZone, Inc. (a)	3,071	13,175,327
Bath & Body Works, Inc.	44,893	1,156,444
Best Buy Co., Inc.	38,255	2,892,843
Boot Barn Holdings, Inc. (a)	4,067	673,983
Buckle, Inc.	5,565	326,443
Burlington Stores, Inc. (a)	12,264	3,121,188
Caleres, Inc. (b)	8,836	115,221
CarMax, Inc. (a)	31,262	1,402,726
Chewy, Inc. Class A (a)	31,153	1,260,139
Dick's Sporting Goods, Inc.	14,121	3,137,872
Five Below, Inc. (a)	10,613	1,641,831
Floor & Decor Holdings, Inc. Class A (a)	20,255	1,492,793
GameStop Corp. Class A (a)	85,296	2,326,875
Gap, Inc.	40,109	857,932
Group 1 Automotive, Inc.	2,697	1,179,964
Guess?, Inc.	6,861	114,647
Home Depot, Inc.	184,774	74,868,577
Lithia Motors, Inc.	5,475	1,730,100
Lowe's Cos., Inc.	103,388	25,982,438
MarineMax, Inc. (a) (b)	3,337	84,526
Monro, Inc. (b)	6,476	116,374
Murphy USA, Inc.	3,211	1,246,703
National Vision Holdings, Inc. (a)	15,456	451,161
O'Reilly Automotive, Inc. (a)	160,344	17,286,687

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Penske Automotive Group, Inc. (b)	4,367	$759,465
RH (a) (b)	2,970	603,385
Ross Stores, Inc.	63,406	9,662,440
Sally Beauty Holdings, Inc. (a) (b)	24,300	395,604
Shoe Carnival, Inc. (b)	4,503	93,617
Signet Jewelers Ltd. (b)	9,695	929,944
Sonic Automotive, Inc. Class A (b)	4,210	320,339
TJX Cos., Inc.	210,991	30,496,639
Tractor Supply Co.	103,020	5,858,747
Ulta Beauty, Inc. (a)	7,856	4,295,268
Upbound Group, Inc. (b)	7,786	183,983
Urban Outfitters, Inc. (a)	12,499	892,804
Valvoline, Inc. (a)	26,166	939,621
Victoria's Secret & Co. (a) (b)	14,807	401,862
Williams-Sonoma, Inc.	24,378	4,764,680
		222,184,375
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	2,765,549	704,191,742
Corsair Gaming, Inc. (a)	6,609	58,952
Dell Technologies, Inc. Class C	52,844	7,491,694
Hewlett Packard Enterprise Co.	244,510	6,005,166
HP, Inc.	166,400	4,531,072
NetApp, Inc.	39,544	4,684,382
Pure Storage, Inc. Class A (a)	55,940	4,688,331
Sandisk Corp. (a)	25,180	2,825,196
Seagate Technology Holdings PLC	38,041	8,979,958
Super Micro Computer, Inc. (a) (b)	88,253	4,230,849
Western Digital Corp.	59,381	7,129,283
		754,816,625
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	22,179	441,806
Carter's, Inc.	8,203	231,489
Columbia Sportswear Co.	5,992	313,381
Crocs, Inc. (a) (b)	12,529	1,046,798
Deckers Outdoor Corp. (a)	28,270	2,865,730
G-III Apparel Group Ltd. (a)	9,400	250,134
Hanesbrands, Inc. (a)	65,810	433,688
Kontoor Brands, Inc.	8,897	709,714
Lululemon Athletica, Inc. (a)	21,888	3,894,532
NIKE, Inc. Class B	223,456	15,581,587
Oxford Industries, Inc. (b)	3,177	128,795
PVH Corp. (b)	11,445	958,748
Ralph Lauren Corp.	7,669	2,404,692
Steven Madden Ltd. (b)	14,750	493,830
Tapestry, Inc.	41,316	4,677,797
Under Armour, Inc. Class A (a) (b)	37,677	188,008
Under Armour, Inc. Class C (a) (b)	36,665	177,092
Security Description	Shares	Value
VF Corp. (b)	61,043	$880,850
Wolverine World Wide, Inc. (b)	15,213	417,445
		36,096,116
TOBACCO — 0.6%
Altria Group, Inc.	317,819	20,995,123
Philip Morris International, Inc.	290,330	47,091,526
Universal Corp.	3,612	201,803
		68,288,452
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	19,702	1,254,032
Applied Industrial Technologies, Inc.	7,811	2,039,062
Boise Cascade Co.	7,405	572,555
Core & Main, Inc. Class A (a)	24,344	1,310,438
DNOW, Inc. (a)	14,193	216,443
DXP Enterprises, Inc. (a)	2,990	356,019
Fastenal Co.	217,286	10,655,705
GATX Corp.	6,352	1,110,330
MSC Industrial Direct Co., Inc. Class A	8,786	809,542
Rush Enterprises, Inc. Class A	11,624	621,535
United Rentals, Inc.	11,993	11,449,237
Watsco, Inc. (b)	6,122	2,475,125
WESCO International, Inc.	8,618	1,822,707
WW Grainger, Inc.	8,508	8,107,784
		42,800,514
WATER UTILITIES — 0.1%
American States Water Co.	6,649	487,505
American Water Works Co., Inc.	37,055	5,157,685
California Water Service Group	10,080	462,571
Essential Utilities, Inc.	43,203	1,723,800
H2O America	5,204	253,435
Middlesex Water Co. (b)	3,167	171,398
		8,256,394
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	12,591	108,157
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	19,952	782,917
T-Mobile U.S., Inc.	91,353	21,868,081
		22,760,614
TOTAL COMMON STOCKS (Cost $7,179,836,034)		11,491,927,281
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	8,722,562	8,722,562

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	74,429,248	$74,429,248
TOTAL SHORT-TERM INVESTMENTS (Cost $83,151,810)		83,151,810
TOTAL INVESTMENTS — 100.6% (Cost $7,262,987,844)		11,575,079,091
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(68,502,784)
NET ASSETS — 100.0%		$11,506,576,307
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	42	12/19/2025	$13,969,276	$14,151,375	$182,099

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,491,925,820	$1,461	$0(a)	$11,491,927,281
Short-Term Investments	83,151,810	—	—	83,151,810
TOTAL INVESTMENTS	$11,575,077,630	$1,461	$0	$11,575,079,091
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$182,099	$—	$—	$182,099
TOTAL OTHER FINANCIAL INSTRUMENTS:	$182,099	$—	$—	$182,099
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	52,298	$5,561,369	$133,126	$40,775	$14,110	$494,041	53,115	$6,161,871	$39,746
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,895,807	5,895,807	59,385,936	56,559,181	—	—	8,722,562	8,722,562	82,505
State Street Navigator Securities Lending Portfolio II	64,979,135	64,979,135	170,731,438	161,281,325	—	—	74,429,248	74,429,248	36,313
Total		$76,436,311	$230,250,500	$217,881,281	$14,110	$494,041		$89,313,681	$158,564
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	109	$37,169
Huntington Ingalls Industries, Inc.	16	4,606
L3Harris Technologies, Inc.	80	24,433
Lockheed Martin Corp.	107	53,415
Northrop Grumman Corp.	55	33,513
		153,136
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	51	6,752
Expeditors International of Washington, Inc.	63	7,723
FedEx Corp.	98	23,109
United Parcel Service, Inc. Class B	333	27,816
		65,400
AUTO COMPONENTS — 0.0% *
LCI Industries	25	2,329
AUTOMOBILES — 0.1%
Thor Industries, Inc.	54	5,599
BANKS — 9.5%
Associated Banc-Corp.	153	3,934
Atlantic Union Bankshares Corp.	131	4,623
Bank of America Corp.	6,246	322,231
Bank of Hawaii Corp.	39	2,560
Bank OZK	92	4,690
BankUnited, Inc.	66	2,519
Banner Corp.	36	2,358
Cadence Bank	166	6,232
Cathay General Bancorp	65	3,121
Citigroup, Inc.	1,626	165,039
Citizens Financial Group, Inc.	383	20,360
Columbia Banking System, Inc.	205	5,277
Comerica, Inc.	114	7,811
Community Financial System, Inc.	54	3,167
Cullen/Frost Bankers, Inc.	60	7,606
CVB Financial Corp.	129	2,439
Fifth Third Bancorp	626	27,888
First Financial Bancorp	94	2,373
First Hawaiian, Inc.	121	3,004
First Horizon Corp.	471	10,649
FNB Corp.	327	5,268
Fulton Financial Corp.	170	3,167
Glacier Bancorp, Inc.	112	5,451
Hancock Whitney Corp.	79	4,946
Home BancShares, Inc.	176	4,981
Huntington Bancshares, Inc.	1,428	24,662
Independent Bank Corp.	38	2,628
KeyCorp	904	16,896
M&T Bank Corp.	157	31,026
NBT Bancorp, Inc.	51	2,130
Old National Bancorp	314	6,892
Park National Corp.	13	2,113
PNC Financial Services Group, Inc.	367	73,741
Prosperity Bancshares, Inc.	96	6,370
Security Description	Shares	Value
Provident Financial Services, Inc.	121	$2,333
Regions Financial Corp.	783	20,648
Renasant Corp.	89	3,283
Simmons First National Corp. Class A	117	2,243
Synovus Financial Corp.	123	6,037
Truist Financial Corp.	1,198	54,773
Trustmark Corp.	56	2,218
U.S. Bancorp	1,494	72,205
United Bankshares, Inc.	138	5,135
United Community Banks, Inc.	113	3,543
Valley National Bancorp	434	4,600
WaFd, Inc.	77	2,332
Webster Financial Corp.	148	8,797
Zions Bancorp NA	136	7,695
		993,994
BEVERAGES — 1.9%
Coca-Cola Co.	1,779	117,983
PepsiCo, Inc.	565	79,349
		197,332
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	668	154,669
Amgen, Inc.	190	53,618
Gilead Sciences, Inc.	475	52,725
		261,012
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	47	3,450
Allegion PLC	36	6,385
Johnson Controls International PLC	292	32,105
Masco Corp.	92	6,476
Owens Corning	38	5,376
		53,792
CAPITAL MARKETS — 3.4%
Bank of New York Mellon Corp.	632	68,863
Cohen & Steers, Inc.	26	1,706
Federated Hermes, Inc.	66	3,427
Franklin Resources, Inc.	292	6,754
Janus Henderson Group PLC	111	4,941
Morgan Stanley	1,191	189,321
Northern Trust Corp.	187	25,170
State Street Corp. (a)	267	30,975
T. Rowe Price Group, Inc.	193	19,810
Virtu Financial, Inc. Class A	79	2,804
		353,771
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	180	49,090
Albemarle Corp.	74	6,000
Ashland, Inc.	39	1,869
Avient Corp.	75	2,471
Cabot Corp.	45	3,422
CF Industries Holdings, Inc.	136	12,199
Eastman Chemical Co.	94	5,927
FMC Corp.	105	3,531
LyondellBasell Industries NV Class A	208	10,200

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
NewMarket Corp.	6	$4,969
Olin Corp.	94	2,349
PPG Industries, Inc.	191	20,076
Scotts Miracle-Gro Co.	37	2,107
Sensient Technologies Corp.	33	3,097
		127,307
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	29	1,337
Brady Corp. Class A	19	1,483
HNI Corp.	20	937
RB Global, Inc.	84	9,102
Waste Management, Inc.	167	36,879
		49,738
COMMUNICATIONS EQUIPMENT — 5.4%
Cisco Systems, Inc.	8,313	568,776
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	272	10,662
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Dollar General Corp.	105	10,852
Target Corp.	191	17,132
		27,984
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,832	14,986
Avery Dennison Corp.	64	10,379
Packaging Corp. of America	69	15,037
Sealed Air Corp.	125	4,418
Sonoco Products Co.	75	3,232
		48,052
DISTRIBUTORS — 0.2%
Genuine Parts Co.	135	18,711
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	140	7,080
Strategic Education, Inc.	28	2,408
		9,488
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.4%
Cogent Communications Holdings, Inc.	195	7,478
Verizon Communications, Inc.	19,867	873,155
		880,633
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	30	1,992
American Electric Power Co., Inc.	280	31,500
Duke Energy Corp.	419	51,851
Edison International	213	11,775
Evergy, Inc.	125	9,502
Eversource Energy	193	13,730
Exelon Corp.	552	24,845
FirstEnergy Corp.	274	12,555
OGE Energy Corp.	110	5,090
Pinnacle West Capital Corp. (b)	65	5,828
Portland General Electric Co.	62	2,728
		171,396
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co.	236	$30,959
Rockwell Automation, Inc.	48	16,777
		47,736
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Avnet, Inc.	171	8,940
CDW Corp.	268	42,687
Corning, Inc.	1,499	122,963
TE Connectivity PLC	498	109,326
Vishay Intertechnology, Inc.	217	3,320
		287,236
FINANCIAL SERVICES — 0.2%
HA Sustainable Infrastructure Capital, Inc.	114	3,500
Radian Group, Inc.	140	5,071
Voya Financial, Inc.	92	6,881
Western Union Co.	310	2,477
		17,929
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	205	12,247
Bunge Global SA	64	5,200
Campbell's Co. (b)	83	2,621
Conagra Brands, Inc.	227	4,156
Flowers Foods, Inc.	90	1,174
General Mills, Inc.	250	12,605
Hershey Co.	61	11,410
Hormel Foods Corp.	136	3,365
J.M. Smucker Co.	43	4,670
Mondelez International, Inc. Class A	559	34,921
Tyson Foods, Inc. Class A	134	7,276
		99,645
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	54	2,600
ONE Gas, Inc.	33	2,671
Spire, Inc.	30	2,446
UGI Corp.	119	3,958
		11,675
GROUND TRANSPORTATION — 1.2%
CSX Corp.	809	28,728
Norfolk Southern Corp.	96	28,839
Ryder System, Inc.	16	3,018
Union Pacific Corp.	289	68,311
Werner Enterprises, Inc.	27	711
		129,607
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	728	97,508
Becton Dickinson & Co.	104	19,466
Dentsply Sirona, Inc.	81	1,028
Medtronic PLC	467	44,477
		162,479

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cardinal Health, Inc.	98	$15,382
Cigna Group	116	33,437
CVS Health Corp.	577	43,500
Elevance Health, Inc.	121	39,098
Quest Diagnostics, Inc.	45	8,576
UnitedHealth Group, Inc.	395	136,393
		276,386
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	144	12,001
CareTrust REIT, Inc.	197	6,832
Omega Healthcare Investors, Inc. REIT	289	12,202
		31,035
HOTELS, RESTAURANTS & LEISURE — 3.6%
McDonald's Corp.	757	230,045
Starbucks Corp.	1,187	100,420
Yum! Brands, Inc.	303	46,056
		376,521
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	25	622
Kimberly-Clark Corp.	150	18,651
		19,273
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
AES Corp.	298	3,922
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	308	64,834
INDUSTRIAL REITs — 0.2%
Rexford Industrial Realty, Inc. REIT (b)	237	9,743
STAG Industrial, Inc. REIT	202	7,129
		16,872
INSURANCE — 1.4%
American Financial Group, Inc.	70	10,200
Fidelity National Financial, Inc.	252	15,244
First American Financial Corp.	103	6,617
Lincoln National Corp.	166	6,695
MetLife, Inc.	564	46,457
Old Republic International Corp.	241	10,235
Principal Financial Group, Inc.	198	16,416
Prudential Financial, Inc.	354	36,724
		148,588
IT SERVICES — 9.7%
Accenture PLC Class A	1,366	336,856
Cognizant Technology Solutions Corp. Class A	1,033	69,283
International Business Machines Corp.	2,163	610,312
		1,016,451
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	64	4,047
Security Description	Shares	Value
Polaris, Inc. (b)	46	$2,674
		6,721
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	139	10,543
MACHINERY — 2.7%
Albany International Corp. Class A	14	746
Caterpillar, Inc.	196	93,521
Cummins, Inc.	58	24,497
Deere & Co.	116	53,042
Donaldson Co., Inc.	53	4,338
Flowserve Corp.	59	3,135
Graco, Inc.	78	6,627
Hillenbrand, Inc.	34	919
IDEX Corp.	34	5,534
Illinois Tool Works, Inc.	115	29,987
Kennametal, Inc.	32	670
Lincoln Electric Holdings, Inc.	24	5,660
Nordson Corp.	24	5,447
Oshkosh Corp.	26	3,372
PACCAR, Inc.	227	22,319
Snap-on, Inc.	23	7,970
Stanley Black & Decker, Inc.	66	4,906
Timken Co.	26	1,955
Toro Co.	43	3,277
Trinity Industries, Inc.	39	1,094
		279,016
MEDIA — 0.7%
Interpublic Group of Cos., Inc.	1,611	44,963
Nexstar Media Group, Inc.	120	23,729
		68,692
METALS & MINING — 0.2%
Nucor Corp.	179	24,242
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Starwood Property Trust, Inc. REIT	319	6,179
MULTI-UTILITIES — 0.6%
Avista Corp.	45	1,701
Black Hills Corp.	39	2,402
Consolidated Edison, Inc.	194	19,501
DTE Energy Co.	109	15,416
Northwestern Energy Group, Inc.	34	1,993
WEC Energy Group, Inc.	168	19,251
		60,264
OFFICE REITs — 0.1%
Cousins Properties, Inc. REIT	194	5,614
Highwoods Properties, Inc. REIT	118	3,755
Kilroy Realty Corp. REIT (b)	104	4,394
		13,763
OIL, GAS & CONSUMABLE FUELS — 3.0%
Chevron Corp.	435	67,551
Coterra Energy, Inc.	237	5,605
EOG Resources, Inc.	160	17,939

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	1,215	$136,991
Kinder Morgan, Inc.	603	17,071
ONEOK, Inc.	181	13,208
Phillips 66 Co.	114	15,506
Valero Energy Corp.	88	14,983
Williams Cos., Inc.	379	24,010
		312,864
PERSONAL CARE PRODUCTS — 0.1%
Kenvue, Inc.	804	13,049
PHARMACEUTICALS — 3.1%
Bristol-Myers Squibb Co.	747	33,690
Johnson & Johnson	839	155,567
Merck & Co., Inc.	919	77,132
Perrigo Co. PLC	51	1,136
Pfizer, Inc.	2,097	53,431
		320,956
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	190	55,765
Broadridge Financial Solutions, Inc.	52	12,385
Genpact Ltd.	72	3,016
Insperity, Inc.	17	836
Korn Ferry	24	1,679
Maximus, Inc.	24	2,193
Paychex, Inc.	147	18,634
Robert Half, Inc.	50	1,699
Science Applications International Corp.	21	2,087
		98,294
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	116	8,240
NNN REIT, Inc.	203	8,642
Realty Income Corp. REIT	954	57,994
		74,876
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.8%
Analog Devices, Inc.	1,073	263,636
Microchip Technology, Inc.	1,151	73,917
Power Integrations, Inc.	123	4,946
QUALCOMM, Inc.	2,263	376,473
Skyworks Solutions, Inc.	318	24,479
Texas Instruments, Inc.	2,090	383,996
		1,127,447
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	122	8,829
Gen Digital, Inc.	1,085	30,803
		39,632
SPECIALIZED REITs — 1.0%
CubeSmart REIT	247	10,043
Extra Space Storage, Inc. REIT	220	31,007
Four Corners Property Trust, Inc. REIT	106	2,587
National Storage Affiliates Trust REIT	79	2,387
PotlatchDeltic Corp. REIT	71	2,893
Public Storage REIT	171	49,393
Security Description	Shares	Value
Rayonier, Inc. REIT	139	$3,689
		101,999
SPECIALTY RETAIL — 5.7%
Best Buy Co., Inc.	205	15,502
Dick's Sporting Goods, Inc.	57	12,667
Home Depot, Inc.	1,042	422,208
Lowe's Cos., Inc.	585	147,016
		597,393
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Hewlett Packard Enterprise Co.	2,678	65,772
HP, Inc.	1,833	49,913
NetApp, Inc.	423	50,108
Seagate Technology Holdings PLC	413	97,493
		263,286
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	1,185	82,630
TOBACCO — 1.7%
Altria Group, Inc.	752	49,677
Philip Morris International, Inc.	790	128,138
		177,815
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	48	3,055
Fastenal Co.	464	22,754
GATX Corp.	16	2,797
MSC Industrial Direct Co., Inc. Class A	19	1,751
Watsco, Inc.	14	5,660
		36,017
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	143	5,706
TOTAL COMMON STOCKS (Cost $9,632,273)		10,430,685
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	16,961	16,961
State Street Navigator Securities Lending Portfolio II (a) (e)	34,520	34,520
TOTAL SHORT-TERM INVESTMENTS (Cost $51,481)		51,481
TOTAL INVESTMENTS — 100.3% (Cost $9,683,754)		10,482,166
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(32,100)
NET ASSETS — 100.0%		$10,450,066

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(a)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,430,685	$—	$—	$10,430,685
Short-Term Investments	51,481	—	—	51,481
TOTAL INVESTMENTS	$10,482,166	$—	$—	$10,482,166

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	302	$32,115	$2,594	$6,607	$1,072	$1,801	267	$30,975	$230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,991	9,991	151,989	145,019	—	—	16,961	16,961	220
State Street Navigator Securities Lending Portfolio II	16,599	16,599	204,903	186,982	—	—	34,520	34,520	12
Total		$58,705	$359,486	$338,608	$1,072	$1,801		$82,456	$462
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
BWX Technologies, Inc.	4,691	$864,880
Curtiss-Wright Corp.	1,640	890,422
General Dynamics Corp.	8,696	2,965,336
Hexcel Corp.	5,713	358,205
Huntington Ingalls Industries, Inc.	2,388	687,529
L3Harris Technologies, Inc.	4,698	1,434,816
Northrop Grumman Corp.	3,531	2,151,509
Textron, Inc.	13,097	1,106,565
Woodward, Inc.	3,098	782,896
		11,242,158
AIR FREIGHT & LOGISTICS — 1.5%
CH Robinson Worldwide, Inc.	15,439	2,044,123
Expeditors International of Washington, Inc.	24,693	3,027,115
FedEx Corp.	6,858	1,617,185
United Parcel Service, Inc. Class B	27,617	2,306,848
		8,995,271
AIRLINES — 0.0% *
Alaska Air Group, Inc. (a)	4,662	232,074
AUTO COMPONENTS — 1.0%
Aptiv PLC (a)	18,572	1,601,278
BorgWarner, Inc.	44,194	1,942,768
Gentex Corp.	45,406	1,284,990
Lear Corp.	10,918	1,098,460
		5,927,496
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	4,676	130,460
Thor Industries, Inc.	2,637	273,431
		403,891
BANKS — 0.2%
Bank OZK	4,936	251,637
BOK Financial Corp.	1,236	137,740
Commerce Bancshares, Inc.	6,081	363,401
FNB Corp.	15,266	245,935
Prosperity Bancshares, Inc.	4,592	304,679
		1,303,392
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	484	102,327
Brown-Forman Corp. Class A	3,344	89,987
Brown-Forman Corp. Class B	11,381	308,198
Coca-Cola Consolidated, Inc.	3,131	366,828
Constellation Brands, Inc. Class A	6,731	906,464
Keurig Dr. Pepper, Inc.	30,141	768,897
Molson Coors Beverage Co. Class B	25,465	1,152,291
Monster Beverage Corp. (a)	16,301	1,097,220
		4,792,212
BIOTECHNOLOGY — 1.9%
BioMarin Pharmaceutical, Inc. (a)	14,289	773,892
Exelixis, Inc. (a)	20,990	866,887
Security Description	Shares	Value
Incyte Corp. (a)	13,779	$1,168,597
Neurocrine Biosciences, Inc. (a)	7,473	1,049,060
Regeneron Pharmaceuticals, Inc.	7,424	4,174,293
United Therapeutics Corp. (a)	7,477	3,134,433
		11,167,162
BROADLINE RETAIL — 0.6%
eBay, Inc.	37,999	3,456,009
BUILDING PRODUCTS — 1.9%
A.O. Smith Corp.	23,106	1,696,211
AAON, Inc. (b)	1,838	171,744
Allegion PLC	7,381	1,309,020
Armstrong World Industries, Inc.	3,227	632,524
Builders FirstSource, Inc. (a)	3,131	379,634
Carlisle Cos., Inc.	5,185	1,705,658
Fortune Brands Innovations, Inc.	10,577	564,706
Lennox International, Inc.	1,711	905,735
Masco Corp.	34,267	2,412,054
Owens Corning	4,012	567,537
Simpson Manufacturing Co., Inc.	4,473	749,049
		11,093,872
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	4,527	1,079,372
Cboe Global Markets, Inc.	11,873	2,911,853
Evercore, Inc. Class A	3,993	1,346,919
FactSet Research Systems, Inc.	5,088	1,457,661
Hamilton Lane, Inc. Class A	3,987	537,408
Houlihan Lokey, Inc.	9,302	1,909,887
Invesco Ltd.	20,623	473,092
Janus Henderson Group PLC	19,883	884,992
Lazard, Inc.	13,828	729,842
MarketAxess Holdings, Inc.	3,155	549,759
Morningstar, Inc.	2,276	528,055
SEI Investments Co.	21,077	1,788,383
Stifel Financial Corp.	3,747	425,172
T. Rowe Price Group, Inc.	44,398	4,557,011
Tradeweb Markets, Inc. Class A	7,337	814,260
		19,993,666
CHEMICALS — 2.3%
Ashland, Inc.	9,413	450,977
Axalta Coating Systems Ltd. (a)	17,622	504,342
CF Industries Holdings, Inc.	18,751	1,681,965
Dow, Inc.	52,957	1,214,304
DuPont de Nemours, Inc.	12,334	960,819
Eastman Chemical Co.	23,259	1,466,480
Element Solutions, Inc.	24,085	606,219
FMC Corp.	9,760	328,229
Huntsman Corp.	14,362	128,971
International Flavors & Fragrances, Inc.	10,088	620,815
LyondellBasell Industries NV Class A	37,600	1,843,904
NewMarket Corp.	596	493,613
PPG Industries, Inc.	10,069	1,058,352
RPM International, Inc.	15,800	1,862,504

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Westlake Corp. (b)	3,792	$292,211
		13,513,705
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Clean Harbors, Inc. (a)	3,580	831,348
MSA Safety, Inc.	4,683	805,804
Rollins, Inc.	17,171	1,008,624
Tetra Tech, Inc.	15,465	516,222
Veralto Corp.	9,364	998,296
		4,160,294
COMMUNICATIONS EQUIPMENT — 0.5%
F5, Inc. (a)	8,587	2,775,233
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	15,426	2,012,630
EMCOR Group, Inc.	3,746	2,433,177
Everus Construction Group, Inc. (a)	3,160	270,970
Valmont Industries, Inc.	2,884	1,118,213
WillScot Holdings Corp.	4,770	100,695
		5,935,685
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,632	613,361
CONSUMER FINANCE — 0.3%
Synchrony Financial	21,539	1,530,346
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Albertsons Cos., Inc. Class A	46,700	817,717
BJ's Wholesale Club Holdings, Inc. (a)	20,947	1,953,308
Casey's General Stores, Inc.	1,870	1,057,148
Dollar General Corp.	28,156	2,909,923
Kroger Co.	30,424	2,050,882
Sprouts Farmers Market, Inc. (a)	3,635	395,488
Sysco Corp.	19,342	1,592,620
Target Corp.	19,261	1,727,712
U.S. Foods Holding Corp. (a)	17,123	1,311,964
		13,816,762
CONTAINERS & PACKAGING — 1.8%
Amcor PLC	130,312	1,065,952
AptarGroup, Inc.	9,333	1,247,449
Avery Dennison Corp.	12,985	2,105,777
Crown Holdings, Inc.	8,799	849,895
Graphic Packaging Holding Co.	34,605	677,220
International Paper Co.	29,861	1,385,550
Packaging Corp. of America	9,962	2,171,019
Sealed Air Corp.	14,930	527,776
Silgan Holdings, Inc. (b)	8,067	346,962
Sonoco Products Co.	2,970	127,977
		10,505,577
DISTRIBUTORS — 0.9%
Genuine Parts Co.	15,212	2,108,383
LKQ Corp.	52,582	1,605,854
Pool Corp.	4,348	1,348,185
		5,062,422
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (a)	2,840	$308,339
Grand Canyon Education, Inc. (a)	4,911	1,078,063
H&R Block, Inc.	26,897	1,360,181
Service Corp. International	13,266	1,103,996
		3,850,579
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	15,054	1,017,199
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
GCI Liberty, Inc. (a) (c)	10,520	—
Iridium Communications, Inc. (b)	6,923	120,875
Liberty Global Ltd. Class A (a)	34,609	396,619
Liberty Global Ltd. Class C (a)	28,461	334,417
		851,911
ELECTRIC UTILITIES — 4.5%
Alliant Energy Corp.	20,098	1,354,806
American Electric Power Co., Inc.	21,662	2,436,975
Edison International	50,378	2,784,896
Entergy Corp.	21,909	2,041,700
Evergy, Inc.	30,012	2,281,512
Eversource Energy	19,565	1,391,854
Exelon Corp.	50,856	2,289,029
FirstEnergy Corp.	28,915	1,324,885
IDACORP, Inc.	7,887	1,042,267
NRG Energy, Inc.	6,103	988,381
OGE Energy Corp.	30,234	1,398,927
PG&E Corp.	111,536	1,681,963
Pinnacle West Capital Corp. (b)	18,990	1,702,644
PPL Corp.	48,307	1,795,088
Xcel Energy, Inc.	26,062	2,101,900
		26,616,827
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	2,508	863,730
AMETEK, Inc.	10,035	1,886,580
Hubbell, Inc.	3,593	1,546,104
Sensata Technologies Holding PLC	8,371	255,734
		4,552,148
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Arrow Electronics, Inc. (a)	4,673	565,433
Avnet, Inc.	7,867	411,287
Cognex Corp.	4,958	224,597
Crane NXT Co. (b)	3,157	211,740
Flex Ltd. (a)	44,707	2,591,665
Jabil, Inc.	15,146	3,289,257
Littelfuse, Inc.	1,568	406,128
Ralliant Corp.	5,083	222,280
TD SYNNEX Corp.	15,457	2,531,084
Teledyne Technologies, Inc. (a)	2,374	1,391,259
Trimble, Inc. (a)	12,639	1,031,974
Vontier Corp.	11,186	469,476

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	1,377	$409,189
		13,755,369
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	19,177	3,868,001
Madison Square Garden Sports Corp. (a)	1,570	356,390
		4,224,391
FINANCIAL SERVICES — 1.0%
Corpay, Inc. (a)	2,900	835,374
Euronet Worldwide, Inc. (a)	4,942	433,957
Global Payments, Inc.	15,107	1,255,089
Jack Henry & Associates, Inc.	7,886	1,174,462
MGIC Investment Corp.	46,834	1,328,681
Voya Financial, Inc.	5,528	413,494
Western Union Co. (b)	66,472	531,111
WEX, Inc. (a)	1,003	158,003
		6,130,171
FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	34,970	2,089,108
Bunge Global SA	11,916	968,175
Campbell's Co. (b)	12,208	385,529
Conagra Brands, Inc.	84,253	1,542,672
Flowers Foods, Inc. (b)	37,587	490,510
General Mills, Inc.	59,856	3,017,939
Hershey Co.	17,459	3,265,706
Hormel Foods Corp.	32,893	813,773
Ingredion, Inc.	12,951	1,581,447
J.M. Smucker Co.	3,430	372,498
Kellanova	15,661	1,284,515
Kraft Heinz Co.	63,239	1,646,744
Lamb Weston Holdings, Inc.	10,289	597,585
McCormick & Co., Inc.	13,233	885,420
Pilgrim's Pride Corp.	6,625	269,770
Post Holdings, Inc. (a)	10,324	1,109,624
Seaboard Corp.	46	167,762
Smithfield Foods, Inc.	3,725	87,463
Tyson Foods, Inc. Class A	34,645	1,881,223
		22,457,463
GAS UTILITIES — 0.7%
Atmos Energy Corp.	9,547	1,630,150
MDU Resources Group, Inc.	18,743	333,813
National Fuel Gas Co.	14,366	1,326,988
UGI Corp.	19,162	637,328
		3,928,279
GROUND TRANSPORTATION — 1.2%
CSX Corp.	50,116	1,779,619
JB Hunt Transport Services, Inc.	13,547	1,817,601
Knight-Swift Transportation Holdings, Inc.	14,847	586,605
Landstar System, Inc.	6,979	855,346
Old Dominion Freight Line, Inc.	4,729	665,749
Ryder System, Inc.	4,455	840,391
Security Description	Shares	Value
Schneider National, Inc. Class B	10,399	$220,043
U-Haul Holding Co. (a) (d)	1,054	60,152
U-Haul Holding Co. (d)	4,837	246,203
		7,071,709
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Cooper Cos., Inc. (a)	10,840	743,190
Dentsply Sirona, Inc.	12,309	156,201
GE HealthCare Technologies, Inc.	17,976	1,349,998
Globus Medical, Inc. Class A (a)	9,921	568,176
Hologic, Inc. (a)	32,685	2,205,911
ResMed, Inc.	5,929	1,622,945
Solventum Corp. (a)	11,184	816,432
STERIS PLC	7,540	1,865,698
Teleflex, Inc.	5,721	700,021
Zimmer Biomet Holdings, Inc.	19,512	1,921,932
		11,950,504
HEALTH CARE PROVIDERS & SERVICES — 7.4%
Cardinal Health, Inc.	48,836	7,665,299
Cencora, Inc.	18,565	5,802,119
Centene Corp. (a)	44,386	1,583,692
Chemed Corp.	2,907	1,301,580
Cigna Group	16,667	4,804,263
DaVita, Inc. (a)	5,266	699,693
Encompass Health Corp.	12,088	1,535,418
Henry Schein, Inc. (a)	22,214	1,474,343
Humana, Inc.	21,467	5,585,069
Labcorp Holdings, Inc.	9,163	2,630,331
McKesson Corp.	6,442	4,976,703
Molina Healthcare, Inc. (a)	7,594	1,453,188
Quest Diagnostics, Inc.	8,491	1,618,215
Universal Health Services, Inc. Class B	10,380	2,122,087
		43,252,000
HEALTH CARE REITs — 0.2%
Omega Healthcare Investors, Inc. REIT	23,468	990,819
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	79,511	1,353,277
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	35,962	1,380,941
Boyd Gaming Corp.	9,453	817,212
Choice Hotels International, Inc.	3,682	393,643
Churchill Downs, Inc.	4,747	460,507
Darden Restaurants, Inc.	10,415	1,982,599
Domino's Pizza, Inc.	3,206	1,384,062
Hyatt Hotels Corp. Class A (b)	2,808	398,539
MGM Resorts International (a)	11,468	397,481
Restaurant Brands International, Inc. (b)	20,879	1,339,179
Texas Roadhouse, Inc.	9,923	1,648,706
Travel & Leisure Co.	5,208	309,824
Vail Resorts, Inc. (b)	3,611	540,097
Wendy's Co. (b)	32,937	301,703
Wyndham Hotels & Resorts, Inc.	5,765	460,624

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	17,067	$2,594,184
		14,409,301
HOUSEHOLD DURABLES — 3.3%
DR Horton, Inc.	16,226	2,749,820
Garmin Ltd.	7,650	1,883,583
Lennar Corp. Class A	22,606	2,849,260
Lennar Corp. Class B (b)	959	115,071
Mohawk Industries, Inc. (a)	2,473	318,819
NVR, Inc. (a)	567	4,555,652
PulteGroup, Inc.	33,579	4,436,793
Toll Brothers, Inc.	13,905	1,920,837
TopBuild Corp. (a)	1,448	565,965
		19,395,800
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	15,273	1,338,373
Clorox Co.	4,632	571,126
Colgate-Palmolive Co.	25,492	2,037,830
Kimberly-Clark Corp.	20,781	2,583,909
Reynolds Consumer Products, Inc. (b)	10,976	268,583
		6,799,821
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	39,496	519,768
Brookfield Renewable Corp.	11,955	411,491
Clearway Energy, Inc. Class A	3,573	96,221
Clearway Energy, Inc. Class C	7,269	205,349
Talen Energy Corp. (a)	2,835	1,205,952
		2,438,781
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,146	701,752
First Industrial Realty Trust, Inc. REIT	17,861	919,305
STAG Industrial, Inc. REIT	12,134	428,209
		2,049,266
INSURANCE — 8.1%
Aflac, Inc.	22,826	2,549,664
Allstate Corp.	16,960	3,640,464
American Financial Group, Inc.	8,257	1,203,210
Arch Capital Group Ltd.	59,993	5,443,165
Assurant, Inc.	5,565	1,205,379
Assured Guaranty Ltd.	2,379	201,382
Axis Capital Holdings Ltd.	15,383	1,473,691
Brown & Brown, Inc.	13,745	1,289,144
Cincinnati Financial Corp.	24,121	3,813,530
CNA Financial Corp. (b)	1,844	85,672
Everest Group Ltd.	5,062	1,772,864
Fidelity National Financial, Inc.	15,527	939,228
First American Financial Corp.	5,410	347,538
Globe Life, Inc.	9,340	1,335,340
Hanover Insurance Group, Inc.	6,027	1,094,684
Hartford Insurance Group, Inc.	22,836	3,046,094
Kemper Corp.	5,064	261,049
Security Description	Shares	Value
Kinsale Capital Group, Inc.	839	$356,793
Loews Corp.	13,018	1,306,877
Markel Group, Inc. (a)	1,690	3,230,199
Old Republic International Corp.	40,808	1,733,116
Primerica, Inc.	2,115	587,103
Reinsurance Group of America, Inc.	2,860	549,492
RenaissanceRe Holdings Ltd.	8,273	2,100,763
RLI Corp.	16,717	1,090,283
Travelers Cos., Inc.	11,213	3,130,894
Unum Group	12,783	994,262
W.R. Berkley Corp.	29,685	2,274,465
White Mountains Insurance Group Ltd.	329	549,930
		47,606,275
IT SERVICES — 2.3%
Akamai Technologies, Inc. (a)	27,260	2,065,218
Amdocs Ltd.	22,366	1,835,130
Cognizant Technology Solutions Corp. Class A	73,729	4,945,004
Gartner, Inc. (a)	5,702	1,498,885
VeriSign, Inc.	11,380	3,181,506
		13,525,743
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	2,977	188,266
Mattel, Inc. (a)	56,699	954,244
		1,142,510
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	7,736	586,776
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	15,178	1,948,096
Avantor, Inc. (a)	50,056	624,699
Bio-Techne Corp.	7,624	424,123
IQVIA Holdings, Inc. (a)	12,651	2,402,931
Mettler-Toledo International, Inc. (a)	949	1,165,002
Qiagen NV (b)	22,812	1,019,240
Revvity, Inc. (b)	6,347	556,315
Waters Corp. (a)	2,234	669,776
West Pharmaceutical Services, Inc.	4,068	1,067,158
		9,877,340
MACHINERY — 5.6%
Allison Transmission Holdings, Inc.	11,495	975,696
Crane Co.	2,691	495,521
Cummins, Inc.	6,497	2,744,138
Donaldson Co., Inc.	23,976	1,962,436
Dover Corp.	10,858	1,811,440
Esab Corp.	1,723	192,528
Flowserve Corp.	9,597	509,984
Fortive Corp.	15,265	747,832
Gates Industrial Corp. PLC (a)	13,803	342,590
Graco, Inc.	14,812	1,258,427
IDEX Corp.	4,213	685,708
Illinois Tool Works, Inc.	8,709	2,270,959
ITT, Inc.	6,985	1,248,639

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	4,769	$1,124,673
Middleby Corp. (a)	2,040	271,177
Mueller Industries, Inc.	17,581	1,777,615
Nordson Corp.	2,368	537,418
Oshkosh Corp.	11,828	1,534,092
Otis Worldwide Corp.	14,805	1,353,621
PACCAR, Inc.	17,771	1,747,245
Pentair PLC	9,738	1,078,581
Snap-on, Inc.	7,913	2,742,092
Stanley Black & Decker, Inc.	6,552	487,010
Timken Co. (b)	7,241	544,378
Toro Co.	17,200	1,310,640
Westinghouse Air Brake Technologies Corp.	6,476	1,298,244
Xylem, Inc.	10,020	1,477,950
		32,530,634
MARINE — 0.1%
Kirby Corp. (a)	7,818	652,412
MEDIA — 1.6%
Fox Corp. Class A	13,494	850,932
Fox Corp. Class B	9,460	541,963
Interpublic Group of Cos., Inc.	74,747	2,086,189
New York Times Co. Class A	20,339	1,167,459
News Corp. Class A	24,171	742,291
News Corp. Class B (b)	5,915	204,363
Nexstar Media Group, Inc.	4,956	980,000
Omnicom Group, Inc.	34,759	2,833,901
		9,407,098
METALS & MINING — 0.9%
Reliance, Inc.	10,650	2,990,840
Royal Gold, Inc.	6,512	1,306,177
Steel Dynamics, Inc.	6,201	864,605
		5,161,622
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT (b)	35,952	351,970
Annaly Capital Management, Inc. REIT	39,606	800,437
Rithm Capital Corp. REIT	25,860	294,546
		1,446,953
MULTI-UTILITIES — 2.7%
Ameren Corp.	19,336	2,018,292
CenterPoint Energy, Inc.	34,872	1,353,034
CMS Energy Corp.	26,880	1,969,229
Consolidated Edison, Inc.	19,504	1,960,542
Dominion Energy, Inc.	27,632	1,690,249
DTE Energy Co.	16,726	2,365,558
NiSource, Inc.	27,165	1,176,244
Public Service Enterprise Group, Inc.	15,410	1,286,119
WEC Energy Group, Inc.	16,244	1,861,400
		15,680,667
Security Description	Shares	Value
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	4,997	$159,005
Kilroy Realty Corp. REIT (b)	4,649	196,420
		355,425
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp.	19,530	379,663
Coterra Energy, Inc.	58,228	1,377,092
EOG Resources, Inc.	20,731	2,324,360
Marathon Petroleum Corp.	11,208	2,160,230
		6,241,345
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	2,663	236,581
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	5,980	217,373
Estee Lauder Cos., Inc. Class A	12,389	1,091,719
		1,309,092
PHARMACEUTICALS — 0.9%
Jazz Pharmaceuticals PLC (a)	11,482	1,513,328
Perrigo Co. PLC	7,134	158,874
Royalty Pharma PLC Class A	69,169	2,440,282
Viatris, Inc.	98,240	972,576
		5,085,060
PROFESSIONAL SERVICES — 4.1%
Booz Allen Hamilton Holding Corp.	18,153	1,814,392
Broadridge Financial Solutions, Inc.	9,488	2,259,757
CACI International, Inc. Class A (a)	4,399	2,194,133
Concentrix Corp. (b)	5,059	233,473
ExlService Holdings, Inc. (a)	13,252	583,486
FTI Consulting, Inc. (a)	6,844	1,106,333
Genpact Ltd.	31,351	1,313,293
Jacobs Solutions, Inc.	16,552	2,480,483
KBR, Inc.	12,698	600,488
Leidos Holdings, Inc.	25,884	4,891,041
ManpowerGroup, Inc.	8,012	303,655
Parsons Corp. (a)	10,628	881,274
Paychex, Inc.	9,058	1,148,192
Robert Half, Inc.	19,911	676,576
Science Applications International Corp.	9,622	956,138
SS&C Technologies Holdings, Inc.	17,133	1,520,725
Verisk Analytics, Inc.	4,277	1,075,708
		24,039,147
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Howard Hughes Holdings, Inc. (a)	1,527	125,473
Jones Lang LaSalle, Inc. (a)	2,803	836,079
		961,552
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	16,838	559,864
AvalonBay Communities, Inc. REIT	7,513	1,451,286
Equity LifeStyle Properties, Inc. REIT	22,509	1,366,296

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	21,035	$1,361,596
Essex Property Trust, Inc. REIT	5,129	1,372,828
Mid-America Apartment Communities, Inc. REIT	7,463	1,042,805
		7,154,675
RETAIL REITs — 0.5%
Agree Realty Corp. REIT (b)	4,736	336,445
Brixmor Property Group, Inc. REIT	21,282	589,086
Federal Realty Investment Trust REIT	5,076	514,249
NNN REIT, Inc.	23,759	1,011,421
Regency Centers Corp. REIT	8,060	587,574
		3,038,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cirrus Logic, Inc. (a)	10,812	1,354,636
Skyworks Solutions, Inc.	31,035	2,389,074
		3,743,710
SOFTWARE — 0.5%
Dolby Laboratories, Inc. Class A	12,171	880,815
Dropbox, Inc. Class A (a)	41,339	1,248,851
Manhattan Associates, Inc. (a)	4,302	881,824
		3,011,490
SPECIALIZED REITs — 2.1%
CubeSmart REIT	29,798	1,211,587
Gaming & Leisure Properties, Inc. REIT	52,449	2,444,648
Lamar Advertising Co. Class A REIT	8,187	1,002,252
National Storage Affiliates Trust REIT	4,613	139,405
Public Storage REIT	7,941	2,293,758
Rayonier, Inc. REIT	31,175	827,384
SBA Communications Corp. REIT	6,390	1,235,506
VICI Properties, Inc. REIT	96,437	3,144,811
		12,299,351
SPECIALTY RETAIL — 2.7%
AutoZone, Inc. (a)	640	2,745,754
Best Buy Co., Inc.	34,115	2,579,776
Dick's Sporting Goods, Inc.	2,152	478,218
Floor & Decor Holdings, Inc. Class A (a)	3,950	291,115
Murphy USA, Inc.	2,540	986,180
Penske Automotive Group, Inc.	1,717	298,604
Ross Stores, Inc.	17,003	2,591,087
Tractor Supply Co.	53,515	3,043,398
Ulta Beauty, Inc. (a)	3,895	2,129,591
Valvoline, Inc. (a)	17,309	621,566
		15,765,289
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Hewlett Packard Enterprise Co.	109,828	2,697,375
HP, Inc.	101,477	2,763,219
Security Description	Shares	Value
NetApp, Inc.	31,556	$3,738,124
		9,198,718
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	5,237	273,895
Deckers Outdoor Corp. (a)	6,142	622,615
NIKE, Inc. Class B	47,381	3,303,877
Ralph Lauren Corp.	3,647	1,143,553
		5,343,940
TOBACCO — 0.7%
Altria Group, Inc.	59,072	3,902,296
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	3,317	211,127
Applied Industrial Technologies, Inc.	2,811	733,812
Fastenal Co.	53,520	2,624,621
Ferguson Enterprises, Inc.	6,504	1,460,668
MSC Industrial Direct Co., Inc. Class A	8,853	815,715
SiteOne Landscape Supply, Inc. (a)	2,620	337,456
Watsco, Inc. (b)	2,160	873,288
WW Grainger, Inc.	1,622	1,545,701
		8,602,388
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	8,526	1,186,734
Essential Utilities, Inc.	24,772	988,403
		2,175,137
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Millicom International Cellular SA	10,122	491,322
TOTAL COMMON STOCKS (Cost $516,415,134)		584,189,526
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	764,482	764,482
State Street Navigator Securities Lending Portfolio II (g) (h)	8,256,034	8,256,034
TOTAL SHORT-TERM INVESTMENTS (Cost $9,020,516)		9,020,516
TOTAL INVESTMENTS — 101.3% (Cost $525,435,650)		593,210,042
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(7,522,451)
NET ASSETS — 100.0%		$585,687,591
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	6	12/19/2025	$1,092,320	$1,105,140	$12,820

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$584,189,526	$—	$0(a)	$584,189,526
Short-Term Investments	9,020,516	—	—	9,020,516
TOTAL INVESTMENTS	$593,210,042	$—	$0	$593,210,042
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$12,820	$—	$—	$12,820
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,820	$—	$—	$12,820
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	688,006	$688,006	$6,661,037	$6,584,561	$—	$—	764,482	$764,482	$7,328
State Street Navigator Securities Lending Portfolio II	3,080,540	3,080,540	30,026,392	24,850,898	—	—	8,256,034	8,256,034	3,719
Total		$3,768,546	$36,687,429	$31,435,459	$—	$—		$9,020,516	$11,047
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
ATI, Inc. (a)	991	$80,608
Axon Enterprise, Inc. (a)	93	66,740
BWX Technologies, Inc.	654	120,578
Curtiss-Wright Corp.	355	192,744
General Dynamics Corp.	411	140,151
General Electric Co.	113	33,993
HEICO Corp.	88	28,408
HEICO Corp. Class A	174	44,212
Hexcel Corp.	472	29,594
Howmet Aerospace, Inc.	863	169,346
Huntington Ingalls Industries, Inc.	160	46,066
L3Harris Technologies, Inc.	338	103,228
Leonardo DRS, Inc.	1,101	49,985
Lockheed Martin Corp.	214	106,831
Northrop Grumman Corp.	330	201,076
Rocket Lab Corp. (a)	881	42,209
RTX Corp.	517	86,510
Textron, Inc.	769	64,973
TransDigm Group, Inc.	54	71,173
Woodward, Inc.	496	125,344
		1,803,769
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	2,022	267,713
Expeditors International of Washington, Inc.	1,283	157,283
FedEx Corp.	630	148,560
GXO Logistics, Inc. (a)	849	44,903
United Parcel Service, Inc. Class B	930	77,683
		696,142
AIRLINES — 1.4%
Alaska Air Group, Inc. (a)	2,543	126,591
American Airlines Group, Inc. (a)	7,722	86,795
Delta Air Lines, Inc.	5,799	329,093
Southwest Airlines Co.	3,064	97,772
United Airlines Holdings, Inc. (a)	7,569	730,409
		1,370,660
AUTO COMPONENTS — 0.5%
Aptiv PLC (a)	2,592	223,482
BorgWarner, Inc.	4,225	185,731
Gentex Corp.	1,179	33,366
Lear Corp.	634	63,787
		506,366
AUTOMOBILES — 0.5%
Ford Motor Co.	10,729	128,319
General Motors Co.	4,478	273,024
Harley-Davidson, Inc.	447	12,471
Tesla, Inc. (a)	44	19,568
Thor Industries, Inc. (b)	548	56,822
		490,204
BANKS — 1.5%
Bank of America Corp.	166	8,564
Security Description	Shares	Value
Bank OZK	1,191	$60,717
BOK Financial Corp.	143	15,936
Citigroup, Inc.	255	25,882
Citizens Financial Group, Inc.	1,288	68,470
Columbia Banking System, Inc.	1,746	44,942
Comerica, Inc.	615	42,140
Commerce Bancshares, Inc.	539	32,211
Cullen/Frost Bankers, Inc.	322	40,820
East West Bancorp, Inc.	853	90,802
Fifth Third Bancorp	1,403	62,504
First Citizens BancShares, Inc. Class A	31	55,464
First Hawaiian, Inc.	687	17,058
First Horizon Corp.	2,831	64,009
FNB Corp.	1,616	26,034
Huntington Bancshares, Inc.	4,084	70,531
KeyCorp	552	10,317
M&T Bank Corp.	455	89,917
NU Holdings Ltd. Class A (a)	4,452	71,276
Pinnacle Financial Partners, Inc.	377	35,359
PNC Financial Services Group, Inc.	337	67,713
Popular, Inc.	342	43,437
Prosperity Bancshares, Inc.	385	25,545
Regions Financial Corp.	2,935	77,396
Southstate Bank Corp.	329	32,528
Synovus Financial Corp.	718	35,239
Truist Financial Corp.	294	13,442
U.S. Bancorp	1,441	69,643
Webster Financial Corp.	1,015	60,332
Wells Fargo & Co.	277	23,218
Western Alliance Bancorp	193	16,737
Wintrust Financial Corp.	356	47,149
Zions Bancorp NA	839	47,471
		1,492,803
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	89	18,816
Brown-Forman Corp. Class B (b)	387	10,480
Celsius Holdings, Inc. (a)	124	7,129
Coca-Cola Co.	358	23,742
Coca-Cola Consolidated, Inc.	923	108,139
Constellation Brands, Inc. Class A	143	19,258
Keurig Dr. Pepper, Inc.	1,674	42,704
Molson Coors Beverage Co. Class B	3,375	152,719
Monster Beverage Corp. (a)	1,968	132,466
PepsiCo, Inc.	249	34,969
		550,422
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	108	25,006
Alnylam Pharmaceuticals, Inc. (a)	60	27,360
Amgen, Inc.	116	32,735
Biogen, Inc. (a)	126	17,650
BioMarin Pharmaceutical, Inc. (a)	397	21,501
Exact Sciences Corp. (a)	98	5,362
Exelixis, Inc. (a)	7,155	295,501

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	1,341	$148,851
Halozyme Therapeutics, Inc. (a)	1,105	81,041
Incyte Corp. (a)	783	66,406
Natera, Inc. (a)	535	86,119
Neurocrine Biosciences, Inc. (a)	449	63,031
Regeneron Pharmaceuticals, Inc.	45	25,302
United Therapeutics Corp. (a)	524	219,666
		1,115,531
BROADLINE RETAIL — 0.9%
Amazon.com, Inc. (a)	160	35,131
Coupang, Inc. (a)	5,670	182,574
Dillard's, Inc. Class A (b)	89	54,689
eBay, Inc.	5,110	464,754
Etsy, Inc. (a)	763	50,656
Macy's, Inc.	1,159	20,781
Ollie's Bargain Outlet Holdings, Inc. (a)	797	102,335
		910,920
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	1,159	85,082
AAON, Inc. (b)	706	65,969
Advanced Drainage Systems, Inc.	124	17,199
Allegion PLC	1,109	196,681
Armstrong World Industries, Inc.	700	137,207
Builders FirstSource, Inc. (a)	983	119,189
Carlisle Cos., Inc.	486	159,875
Carrier Global Corp.	76	4,537
Fortune Brands Innovations, Inc.	720	38,441
Hayward Holdings, Inc. (a)	1,629	24,630
Johnson Controls International PLC	770	84,662
Lennox International, Inc.	234	123,870
Masco Corp.	2,792	196,529
Owens Corning	261	36,921
Simpson Manufacturing Co., Inc.	398	66,649
Trane Technologies PLC	368	155,281
Trex Co., Inc. (a)	157	8,112
		1,520,834
CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	736	175,484
Ameriprise Financial, Inc.	171	84,004
ARES Management Corp. Class A	215	34,376
Bank of New York Mellon Corp.	681	74,202
Blackrock, Inc.	68	79,279
Blackstone, Inc.	689	117,716
Blue Owl Capital, Inc. (b)	1,111	18,809
Brookfield Asset Management Ltd. Class A (b)	492	28,014
Carlyle Group, Inc.	1,020	63,954
Cboe Global Markets, Inc.	891	218,518
Charles Schwab Corp.	151	14,416
CME Group, Inc.	172	46,473
Coinbase Global, Inc. Class A (a)	160	53,998
Evercore, Inc. Class A	965	325,514
FactSet Research Systems, Inc.	293	83,942
Security Description	Shares	Value
Franklin Resources, Inc.	732	$16,931
Freedom Holding Corp. (a)	60	10,328
Goldman Sachs Group, Inc.	28	22,298
Hamilton Lane, Inc. Class A	906	122,120
Houlihan Lokey, Inc.	1,190	244,331
Interactive Brokers Group, Inc. Class A	1,736	119,454
Intercontinental Exchange, Inc.	187	31,506
Invesco Ltd.	3,293	75,541
Janus Henderson Group PLC	2,792	124,272
Jefferies Financial Group, Inc.	203	13,280
KKR & Co., Inc.	121	15,724
Lazard, Inc.	3,616	190,852
LPL Financial Holdings, Inc.	585	194,624
MarketAxess Holdings, Inc.	436	75,973
Moody's Corp.	226	107,684
Morgan Stanley	223	35,448
Morningstar, Inc.	180	41,762
MSCI, Inc.	267	151,498
Nasdaq, Inc.	650	57,492
Northern Trust Corp.	540	72,684
Raymond James Financial, Inc.	675	116,505
Robinhood Markets, Inc. Class A (a)	1,260	180,407
S&P Global, Inc.	114	55,485
SEI Investments Co.	2,341	198,634
State Street Corp. (c)	258	29,931
Stifel Financial Corp.	519	58,891
T. Rowe Price Group, Inc.	1,474	151,291
TPG, Inc.	235	13,501
Tradeweb Markets, Inc. Class A	800	88,784
Virtu Financial, Inc. Class A	739	26,234
XP, Inc. Class A	2,126	39,948
		4,102,112
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	259	70,635
Axalta Coating Systems Ltd. (a)	1,363	39,009
CF Industries Holdings, Inc.	4,286	384,454
Corteva, Inc.	3,001	202,958
Dow, Inc.	516	11,832
DuPont de Nemours, Inc.	668	52,037
Eastman Chemical Co.	796	50,188
Ecolab, Inc.	255	69,834
Element Solutions, Inc.	892	22,452
FMC Corp.	415	13,956
International Flavors & Fragrances, Inc.	305	18,770
Linde PLC	87	41,325
LyondellBasell Industries NV Class A	431	21,136
Mosaic Co.	3,095	107,335
NewMarket Corp.	51	42,239
PPG Industries, Inc.	527	55,393
RPM International, Inc.	1,222	144,049
Scotts Miracle-Gro Co.	776	44,193

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	259	$89,681
		1,481,476
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	466	95,651
Clean Harbors, Inc. (a)	295	68,505
Copart, Inc. (a)	2,275	102,307
MSA Safety, Inc.	179	30,800
RB Global, Inc.	1,007	109,118
Republic Services, Inc.	339	77,794
Rollins, Inc.	1,186	69,666
Tetra Tech, Inc.	883	29,475
Veralto Corp.	591	63,006
Waste Management, Inc.	196	43,283
		689,605
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	916	133,470
Ciena Corp. (a)	969	141,154
Cisco Systems, Inc.	771	52,752
F5, Inc. (a)	1,883	608,567
Motorola Solutions, Inc.	200	91,458
Ubiquiti, Inc.	32	21,139
		1,048,540
CONSTRUCTION & ENGINEERING — 2.1%
AECOM	1,905	248,545
API Group Corp. (a)	621	21,344
Comfort Systems USA, Inc.	636	524,814
EMCOR Group, Inc.	788	511,838
Everus Construction Group, Inc. (a)	806	69,114
MasTec, Inc. (a)	1,381	293,891
Quanta Services, Inc.	335	138,831
Valmont Industries, Inc.	559	216,741
WillScot Holdings Corp.	448	9,457
		2,034,575
CONSTRUCTION MATERIALS — 0.4%
CRH PLC	1,636	196,156
Eagle Materials, Inc.	475	110,694
Martin Marietta Materials, Inc.	92	57,986
Vulcan Materials Co.	147	45,220
		410,056
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	498	19,522
American Express Co.	228	75,733
Capital One Financial Corp.	1,068	227,035
Credit Acceptance Corp. (a) (b)	51	23,813
OneMain Holdings, Inc.	1,086	61,316
SLM Corp.	1,159	32,081
SoFi Technologies, Inc. (a)	1,130	29,855
Synchrony Financial	10,888	773,592
		1,242,947
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Albertsons Cos., Inc. Class A	7,478	130,940
Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	3,226	$300,825
Casey's General Stores, Inc.	226	127,762
Costco Wholesale Corp.	37	34,248
Dollar General Corp.	780	80,613
Dollar Tree, Inc. (a)	148	13,967
Kroger Co.	5,468	368,598
Maplebear, Inc. (a)	5,646	207,547
Performance Food Group Co. (a)	930	96,757
Sprouts Farmers Market, Inc. (a)	1,778	193,446
Sysco Corp.	1,481	121,946
Target Corp.	552	49,514
U.S. Foods Holding Corp. (a)	5,662	433,823
Walmart, Inc.	219	22,570
		2,182,556
CONTAINERS & PACKAGING — 0.8%
Amcor PLC	7,097	58,054
AptarGroup, Inc.	677	90,488
Avery Dennison Corp.	271	43,948
Crown Holdings, Inc.	1,634	157,828
Graphic Packaging Holding Co.	1,663	32,545
International Paper Co.	2,530	117,392
Packaging Corp. of America	809	176,305
Sealed Air Corp.	1,181	41,748
Silgan Holdings, Inc. (b)	1,022	43,956
Sonoco Products Co.	122	5,257
		767,521
DISTRIBUTORS — 0.3%
Genuine Parts Co.	531	73,597
LKQ Corp.	3,647	111,379
Pool Corp.	280	86,820
		271,796
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	6,858	59,733
Bright Horizons Family Solutions, Inc. (a)	555	60,256
Duolingo, Inc. (a)	222	71,449
Grand Canyon Education, Inc. (a)	747	163,982
H&R Block, Inc.	3,049	154,188
Service Corp. International	797	66,326
		575,934
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	964	65,137
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	7,985	225,496
Frontier Communications Parent, Inc. (a)	2,537	94,757
GCI Liberty, Inc. (a) (d)	6,909	—
GCI Liberty, Inc. Class A (a)	11	413
GCI Liberty, Inc. Class C (a)	136	5,069
Iridium Communications, Inc.	1,500	26,190
Liberty Global Ltd. Class A (a)	5,569	63,821
Liberty Global Ltd. Class C (a)	4,790	56,283

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	3,451	$151,671
		623,700
ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	1,820	122,686
American Electric Power Co., Inc.	1,869	210,263
Constellation Energy Corp.	97	31,920
Duke Energy Corp.	1,351	167,186
Edison International	1,591	87,951
Entergy Corp.	3,002	279,756
Evergy, Inc.	3,117	236,954
Eversource Energy	1,610	114,535
Exelon Corp.	5,614	252,686
FirstEnergy Corp.	2,915	133,565
IDACORP, Inc.	697	92,109
NextEra Energy, Inc.	827	62,430
NRG Energy, Inc.	2,938	475,809
OGE Energy Corp.	2,847	131,731
PG&E Corp.	8,802	132,734
Pinnacle West Capital Corp.	1,909	171,161
PPL Corp.	4,458	165,659
Southern Co.	1,306	123,770
Xcel Energy, Inc.	2,970	239,531
		3,232,436
ELECTRICAL EQUIPMENT — 1.5%
Acuity, Inc.	653	224,887
AMETEK, Inc.	806	151,528
Eaton Corp. PLC	236	88,323
Emerson Electric Co.	594	77,921
GE Vernova, Inc.	366	225,053
Generac Holdings, Inc. (a)	666	111,488
Hubbell, Inc.	326	140,281
nVent Electric PLC	292	28,803
Regal Rexnord Corp.	291	41,741
Rockwell Automation, Inc.	201	70,256
Sensata Technologies Holding PLC	510	15,580
Vertiv Holdings Co. Class A	1,567	236,398
		1,412,259
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Amphenol Corp. Class A	1,778	220,027
Arrow Electronics, Inc. (a)	280	33,880
Avnet, Inc.	686	35,864
CDW Corp.	129	20,547
Cognex Corp.	265	12,004
Coherent Corp. (a)	167	17,989
Corning, Inc.	2,954	242,317
Crane NXT Co. (b)	218	14,621
Flex Ltd. (a)	12,458	722,190
Ingram Micro Holding Corp.	257	5,523
IPG Photonics Corp. (a)	140	11,087
Jabil, Inc.	3,458	750,974
Keysight Technologies, Inc. (a)	389	68,044
Littelfuse, Inc.	100	25,901
Ralliant Corp.	346	15,131
Security Description	Shares	Value
TD SYNNEX Corp.	1,211	$198,301
Teledyne Technologies, Inc. (a)	323	189,291
Trimble, Inc. (a)	2,952	241,031
Vontier Corp.	1,078	45,244
Zebra Technologies Corp. Class A (a)	332	98,657
		2,968,623
ENERGY EQUIPMENT & SERVICES — 1.0%
Baker Hughes Co.	7,906	385,180
Halliburton Co.	1,449	35,646
NOV, Inc.	2,451	32,476
Schlumberger NV	3,038	104,416
TechnipFMC PLC	11,056	436,159
		993,877
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	1,168	235,586
Liberty Media Corp.-Liberty Formula One Class C (a)	451	47,107
Liberty Media Corp.-Liberty Live Class A (a)	117	11,033
Liberty Media Corp.-Liberty Live Class C (a)	212	20,558
Live Nation Entertainment, Inc. (a)	827	135,132
Madison Square Garden Sports Corp. (a)	81	18,387
Netflix, Inc. (a)	21	25,177
ROBLOX Corp. Class A (a)	702	97,241
Roku, Inc. (a)	1,179	118,053
Spotify Technology SA (a)	94	65,612
Take-Two Interactive Software, Inc. (a)	47	12,143
TKO Group Holdings, Inc.	470	94,921
Walt Disney Co.	479	54,845
Warner Bros Discovery, Inc. (a)	14,101	275,393
		1,211,188
FINANCIAL SERVICES — 2.0%
Affirm Holdings, Inc. (a)	375	27,405
Apollo Global Management, Inc.	222	29,586
Berkshire Hathaway, Inc. Class B (a)	83	41,727
Block, Inc. (a)	915	66,127
Corebridge Financial, Inc.	641	20,544
Corpay, Inc. (a)	610	175,717
Equitable Holdings, Inc.	1,025	52,049
Euronet Worldwide, Inc. (a)	985	86,493
Fidelity National Information Services, Inc.	1,789	117,967
Fiserv, Inc. (a)	677	87,286
Global Payments, Inc.	1,237	102,770
Jack Henry & Associates, Inc.	632	94,124
Mastercard, Inc. Class A	44	25,028
MGIC Investment Corp.	7,542	213,966
Mr. Cooper Group, Inc.	393	82,840
PayPal Holdings, Inc. (a)	4,483	300,630
Shift4 Payments, Inc. Class A (a) (b)	1,174	90,868

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Toast, Inc. Class A (a)	6,743	$246,187
Visa, Inc. Class A	63	21,507
Voya Financial, Inc.	245	18,326
Western Union Co. (b)	3,041	24,297
WEX, Inc. (a)	100	15,753
		1,941,197
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,383	82,621
Bunge Global SA	392	31,850
Campbell's Co. (b)	358	11,306
Conagra Brands, Inc.	2,498	45,738
Darling Ingredients, Inc. (a)	1,638	50,565
Flowers Foods, Inc.	1,547	20,188
General Mills, Inc.	1,831	92,319
Hershey Co.	647	121,021
Hormel Foods Corp.	2,196	54,329
Ingredion, Inc.	2,092	255,454
J.M. Smucker Co.	277	30,082
Kellanova	2,311	189,548
Kraft Heinz Co.	2,358	61,402
Lamb Weston Holdings, Inc.	309	17,947
McCormick & Co., Inc.	1,128	75,475
Mondelez International, Inc. Class A	1,433	89,520
Pilgrim's Pride Corp.	1,342	54,646
Post Holdings, Inc. (a)	786	84,479
Smithfield Foods, Inc.	835	19,606
Tyson Foods, Inc. Class A	2,717	147,533
		1,535,629
GAS UTILITIES — 0.5%
Atmos Energy Corp.	986	168,359
MDU Resources Group, Inc.	1,848	32,913
National Fuel Gas Co.	1,913	176,704
UGI Corp.	3,715	123,561
		501,537
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	171	27,458
CSX Corp.	2,691	95,557
JB Hunt Transport Services, Inc.	975	130,816
Knight-Swift Transportation Holdings, Inc.	1,230	48,597
Landstar System, Inc.	227	27,821
Lyft, Inc. Class A (a)	12,083	265,947
Norfolk Southern Corp.	387	116,259
Old Dominion Freight Line, Inc.	662	93,196
Ryder System, Inc.	1,326	250,137
Saia, Inc. (a)	43	12,872
Schneider National, Inc. Class B	1,600	33,856
Uber Technologies, Inc. (a)	1,629	159,593
U-Haul Holding Co.	334	17,001
Union Pacific Corp.	329	77,766
XPO, Inc. (a)	777	100,443
		1,457,319
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	792	106,080
Security Description	Shares	Value
Align Technology, Inc. (a)	199	$24,919
Baxter International, Inc.	220	5,009
Becton Dickinson & Co.	121	22,648
Boston Scientific Corp. (a)	379	37,002
Cooper Cos., Inc. (a)	389	26,670
Dentsply Sirona, Inc.	434	5,507
Dexcom, Inc. (a)	218	14,669
Edwards Lifesciences Corp. (a)	907	70,537
Envista Holdings Corp. (a)	578	11,774
GE HealthCare Technologies, Inc.	967	72,622
Globus Medical, Inc. Class A (a)	773	44,270
Hologic, Inc. (a)	614	41,439
IDEXX Laboratories, Inc. (a)	182	116,278
Inspire Medical Systems, Inc. (a)	137	10,165
Insulet Corp. (a)	393	121,331
Intuitive Surgical, Inc. (a)	86	38,462
Masimo Corp. (a)	131	19,329
Medtronic PLC	1,122	106,859
Penumbra, Inc. (a)	386	97,782
ResMed, Inc.	752	205,845
Solventum Corp. (a)	3,303	241,119
STERIS PLC	539	133,370
Stryker Corp.	111	41,033
Teleflex, Inc.	94	11,502
Zimmer Biomet Holdings, Inc.	651	64,124
		1,690,345
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Cardinal Health, Inc.	6,130	962,165
Cencora, Inc.	1,994	623,185
Centene Corp. (a)	2,164	77,211
Chemed Corp.	173	77,459
Cigna Group	787	226,853
CVS Health Corp.	2,809	211,770
DaVita, Inc. (a)	613	81,449
Elevance Health, Inc.	74	23,911
Encompass Health Corp.	1,462	185,703
HCA Healthcare, Inc.	430	183,266
Henry Schein, Inc. (a)	2,037	135,196
Humana, Inc.	328	85,336
Labcorp Holdings, Inc.	649	186,302
McKesson Corp.	742	573,225
Molina Healthcare, Inc. (a)	1,045	199,971
Quest Diagnostics, Inc.	645	122,924
Tenet Healthcare Corp. (a)	1,526	309,839
UnitedHealth Group, Inc.	24	8,287
Universal Health Services, Inc. Class B	1,131	231,222
		4,505,274
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	791	15,148
Omega Healthcare Investors, Inc. REIT	1,848	78,023
Ventas, Inc. REIT	249	17,427
Welltower, Inc. REIT	108	19,239
		129,837

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	2,207	$161,442
Veeva Systems, Inc. Class A (a)	421	125,420
		286,862
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	4,676	79,585
Park Hotels & Resorts, Inc. REIT (b)	923	10,227
		89,812
HOTELS, RESTAURANTS & LEISURE — 4.2%
Airbnb, Inc. Class A (a)	677	82,201
Aramark	5,250	201,600
Booking Holdings, Inc.	25	134,982
Boyd Gaming Corp.	1,913	165,379
Caesars Entertainment, Inc. (a)	559	15,107
Carnival Corp. (a)	14,174	409,770
Cava Group, Inc. (a) (b)	541	32,682
Chipotle Mexican Grill, Inc. (a)	790	30,960
Choice Hotels International, Inc.	271	28,973
Churchill Downs, Inc.	133	12,902
Darden Restaurants, Inc.	1,366	260,032
Domino's Pizza, Inc.	153	66,052
DoorDash, Inc. Class A (a)	1,317	358,211
DraftKings, Inc. Class A (a)	222	8,303
Dutch Bros, Inc. Class A (a)	1,010	52,863
Expedia Group, Inc.	2,261	483,289
Flutter Entertainment PLC (a)	347	88,138
Hilton Worldwide Holdings, Inc.	409	106,111
Hyatt Hotels Corp. Class A (b)	234	33,212
Las Vegas Sands Corp.	1,184	63,687
Light & Wonder, Inc. (a)	297	24,930
Marriott International, Inc. Class A	290	75,528
McDonald's Corp.	180	54,700
MGM Resorts International (a)	1,409	48,836
Norwegian Cruise Line Holdings Ltd. (a)	6,233	153,519
Penn Entertainment, Inc. (a)	451	8,686
Planet Fitness, Inc. Class A (a)	662	68,716
Restaurant Brands International, Inc.	936	60,035
Royal Caribbean Cruises Ltd.	755	244,303
Starbucks Corp.	1,198	101,351
Texas Roadhouse, Inc.	884	146,877
Travel & Leisure Co.	1,262	75,076
Vail Resorts, Inc. (b)	179	26,773
Viking Holdings Ltd. (a)	265	16,472
Wendy's Co.	759	6,952
Wingstop, Inc. (b)	29	7,299
Wyndham Hotels & Resorts, Inc.	658	52,574
Wynn Resorts Ltd.	939	120,445
Yum! Brands, Inc.	876	133,152
		4,060,678
HOUSEHOLD DURABLES — 1.6%
DR Horton, Inc.	910	154,218
Garmin Ltd.	958	235,879
Security Description	Shares	Value
Lennar Corp. Class A	766	$96,547
Lennar Corp. Class B	49	5,880
Mohawk Industries, Inc. (a)	982	126,599
Newell Brands, Inc.	2,877	15,075
NVR, Inc. (a)	27	216,936
PulteGroup, Inc.	2,431	321,208
SharkNinja, Inc. (a)	900	92,835
Somnigroup International, Inc.	345	29,094
Toll Brothers, Inc.	1,095	151,263
TopBuild Corp. (a)	218	85,207
Whirlpool Corp.	159	12,497
		1,543,238
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	546	47,846
Clorox Co.	358	44,141
Colgate-Palmolive Co.	1,114	89,053
Kimberly-Clark Corp.	1,205	149,830
Procter & Gamble Co.	144	22,126
Reynolds Consumer Products, Inc.	334	8,173
		361,169
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	2,178	28,662
Brookfield Renewable Corp.	2,448	84,260
Clearway Energy, Inc. Class A	543	14,623
Clearway Energy, Inc. Class C	1,330	37,573
Talen Energy Corp. (a)	597	253,952
Vistra Corp.	1,521	297,994
		717,064
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,030	159,835
Honeywell International, Inc.	163	34,312
		194,147
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	208	35,206
First Industrial Realty Trust, Inc. REIT	1,018	52,396
Prologis, Inc. REIT	370	42,372
Rexford Industrial Realty, Inc. REIT	225	9,250
STAG Industrial, Inc. REIT	564	19,904
		159,128
INSURANCE — 4.9%
Aflac, Inc.	1,479	165,204
Allstate Corp.	1,509	323,907
American Financial Group, Inc.	458	66,740
American International Group, Inc.	493	38,720
Aon PLC Class A	315	112,323
Arch Capital Group Ltd.	2,378	215,756
Arthur J Gallagher & Co.	97	30,045
Assurant, Inc.	413	89,456
Assured Guaranty Ltd.	313	26,495
Axis Capital Holdings Ltd.	1,738	166,500
Brighthouse Financial, Inc. (a)	194	10,298

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Brown & Brown, Inc.	947	$88,819
Chubb Ltd.	355	100,199
Cincinnati Financial Corp.	2,724	430,664
CNA Financial Corp.	165	7,666
Everest Group Ltd.	174	60,940
Fidelity National Financial, Inc.	1,454	87,952
First American Financial Corp.	421	27,045
Globe Life, Inc.	1,665	238,045
Hanover Insurance Group, Inc.	547	99,352
Hartford Insurance Group, Inc.	2,039	271,982
Kemper Corp.	558	28,765
Kinsale Capital Group, Inc.	339	144,163
Lincoln National Corp.	873	35,208
Loews Corp.	772	77,501
Markel Group, Inc. (a)	120	229,363
Marsh & McLennan Cos., Inc.	393	79,201
MetLife, Inc.	697	57,412
Old Republic International Corp.	3,408	144,738
Primerica, Inc.	177	49,133
Principal Financial Group, Inc.	484	40,128
Progressive Corp.	887	219,045
Prudential Financial, Inc.	287	29,773
Reinsurance Group of America, Inc.	174	33,431
RenaissanceRe Holdings Ltd.	561	142,455
RLI Corp.	971	63,329
Ryan Specialty Holdings, Inc.	173	9,750
Travelers Cos., Inc.	885	247,110
Unum Group	2,569	199,817
W.R. Berkley Corp.	2,757	211,241
White Mountains Insurance Group Ltd.	12	20,058
Willis Towers Watson PLC	30	10,364
		4,730,093
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	181	44,001
Alphabet, Inc. Class C	170	41,404
IAC, Inc. (a)	400	13,628
Match Group, Inc.	5,712	201,748
Meta Platforms, Inc. Class A	147	107,954
Pinterest, Inc. Class A (a)	3,750	120,637
Reddit, Inc. Class A (a)	212	48,758
ZoomInfo Technologies, Inc. (a)	2,088	22,780
		600,910
IT SERVICES — 3.0%
Accenture PLC Class A	201	49,567
Akamai Technologies, Inc. (a)	1,254	95,003
Amdocs Ltd.	3,614	296,529
Cloudflare, Inc. Class A (a)	335	71,888
Cognizant Technology Solutions Corp. Class A	7,157	480,020
DXC Technology Co. (a)	2,554	34,811
EPAM Systems, Inc. (a)	719	108,418
Gartner, Inc. (a)	450	118,291
Globant SA (a)	61	3,500
GoDaddy, Inc. Class A (a)	1,919	262,577
Security Description	Shares	Value
International Business Machines Corp.	345	$97,345
Kyndryl Holdings, Inc. (a)	6,430	193,093
MongoDB, Inc. (a)	53	16,450
Okta, Inc. (a)	2,233	204,766
Snowflake, Inc. Class A (a)	533	120,218
Twilio, Inc. Class A (a)	2,999	300,170
VeriSign, Inc.	1,722	481,419
		2,934,065
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	140	8,854
Mattel, Inc. (a)	7,017	118,096
YETI Holdings, Inc. (a)	852	28,269
		155,219
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	814	61,742
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	429	55,062
Avantor, Inc. (a)	928	11,581
Bio-Techne Corp.	201	11,182
Charles River Laboratories International, Inc. (a)	86	13,456
Danaher Corp.	99	19,628
Illumina, Inc. (a)	128	12,156
IQVIA Holdings, Inc. (a)	165	31,340
Medpace Holdings, Inc. (a)	94	48,331
Mettler-Toledo International, Inc. (a)	42	51,560
Qiagen NV	999	44,635
Repligen Corp. (a)	102	13,634
Revvity, Inc.	270	23,665
Sotera Health Co. (a)	679	10,681
Thermo Fisher Scientific, Inc.	28	13,581
Waters Corp. (a)	280	83,947
West Pharmaceutical Services, Inc.	83	21,773
		466,212
MACHINERY — 4.3%
AGCO Corp.	142	15,204
Allison Transmission Holdings, Inc.	2,472	209,823
Caterpillar, Inc.	307	146,485
CNH Industrial NV	7,209	78,218
Crane Co.	517	95,200
Cummins, Inc.	777	328,181
Deere & Co.	136	62,187
Donaldson Co., Inc.	1,472	120,483
Dover Corp.	774	129,126
Esab Corp.	661	73,860
Flowserve Corp.	1,405	74,662
Fortive Corp.	1,040	50,950
Gates Industrial Corp. PLC (a)	3,878	96,252
Graco, Inc.	1,332	113,167
IDEX Corp.	212	34,505
Illinois Tool Works, Inc.	602	156,978
Ingersoll Rand, Inc.	382	31,561
ITT, Inc.	980	175,185

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	493	$116,264
Middleby Corp. (a)	643	85,474
Mueller Industries, Inc.	3,472	351,054
Nordson Corp.	113	25,645
Oshkosh Corp.	1,355	175,743
Otis Worldwide Corp.	1,044	95,453
PACCAR, Inc.	1,004	98,713
Parker-Hannifin Corp.	213	161,486
Pentair PLC	1,518	168,134
RBC Bearings, Inc. (a)	105	40,980
Snap-on, Inc.	1,028	356,233
Stanley Black & Decker, Inc.	827	61,471
Timken Co.	431	32,403
Toro Co.	734	55,931
Westinghouse Air Brake Technologies Corp.	1,031	206,685
Xylem, Inc.	575	84,813
		4,108,509
MARINE — 0.1%
Kirby Corp. (a)	760	63,422
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	555	152,683
Comcast Corp. Class A	3,688	115,877
DoubleVerify Holdings, Inc. (a)	1,054	12,627
Fox Corp. Class A	2,171	136,903
Fox Corp. Class B	1,394	79,862
Interpublic Group of Cos., Inc.	3,217	89,787
Liberty Broadband Corp. Class A (a)	145	9,183
Liberty Broadband Corp. Class C (a)	681	43,271
New York Times Co. Class A	1,717	98,556
News Corp. Class A	1,961	60,222
News Corp. Class B	775	26,776
Nexstar Media Group, Inc.	810	160,170
Omnicom Group, Inc.	1,095	89,275
Trade Desk, Inc. Class A (a)	309	15,144
		1,090,336
METALS & MINING — 1.8%
Alcoa Corp.	1,143	37,593
Anglogold Ashanti PLC	2,846	200,159
Carpenter Technology Corp.	427	104,846
Freeport-McMoRan, Inc.	1,797	70,478
MP Materials Corp. (a) (b)	363	24,346
Newmont Corp.	6,464	544,980
Nucor Corp.	548	74,216
Reliance, Inc.	923	259,206
Royal Gold, Inc.	903	181,124
Southern Copper Corp.	92	11,165
Steel Dynamics, Inc.	1,539	214,583
		1,722,696
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	2,204	21,577
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	2,681	$54,183
Rithm Capital Corp. REIT	2,320	26,425
Starwood Property Trust, Inc. REIT	787	15,244
		117,429
MULTI-UTILITIES — 1.6%
Ameren Corp.	2,153	224,730
CenterPoint Energy, Inc.	3,306	128,273
CMS Energy Corp.	2,290	167,765
Consolidated Edison, Inc.	1,558	156,610
Dominion Energy, Inc.	2,321	141,976
DTE Energy Co.	1,518	214,691
NiSource, Inc.	2,976	128,861
Public Service Enterprise Group, Inc.	977	81,540
Sempra	1,087	97,808
WEC Energy Group, Inc.	1,840	210,846
		1,553,100
OFFICE REITs — 0.1%
BXP, Inc. REIT (b)	224	16,652
Cousins Properties, Inc. REIT	337	9,753
Highwoods Properties, Inc. REIT	608	19,347
Kilroy Realty Corp. REIT (b)	642	27,124
Vornado Realty Trust REIT	407	16,496
		89,372
OIL, GAS & CONSUMABLE FUELS — 2.4%
Antero Midstream Corp.	3,592	69,828
Antero Resources Corp. (a)	1,787	59,972
APA Corp.	701	17,020
Cheniere Energy, Inc.	293	68,849
Chevron Corp.	1,517	235,575
Chord Energy Corp.	56	5,565
ConocoPhillips	557	52,687
Coterra Energy, Inc.	6,187	146,323
Devon Energy Corp.	1,647	57,744
DT Midstream, Inc.	449	50,764
EOG Resources, Inc.	2,631	294,988
EQT Corp.	106	5,770
Exxon Mobil Corp.	262	29,540
HF Sinclair Corp.	362	18,947
Kinder Morgan, Inc.	3,115	88,186
Marathon Petroleum Corp.	1,030	198,522
Matador Resources Co.	632	28,396
Occidental Petroleum Corp.	469	22,160
ONEOK, Inc.	392	28,604
Ovintiv, Inc.	1,334	53,867
Permian Resources Corp.	9,409	120,435
Phillips 66 Co.	782	106,368
Range Resources Corp.	2,076	78,141
Targa Resources Corp.	887	148,608
Texas Pacific Land Corp.	119	111,103
Valero Energy Corp.	835	142,167
Viper Energy, Inc. Class A	838	32,028

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	1,004	$63,603
		2,335,760
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	1,867	165,864
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	1,164	42,311
Estee Lauder Cos., Inc. Class A	247	21,766
Kenvue, Inc.	6,320	102,574
		166,651
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co.	1,203	54,255
Corcept Therapeutics, Inc. (a)	1,308	108,708
Elanco Animal Health, Inc. (a) (b)	1,036	20,865
Jazz Pharmaceuticals PLC (a)	821	108,208
Johnson & Johnson	210	38,938
Merck & Co., Inc.	221	18,549
Perrigo Co. PLC	774	17,237
Pfizer, Inc.	2,024	51,571
Royalty Pharma PLC Class A	7,651	269,927
Viatris, Inc.	5,168	51,163
Zoetis, Inc.	455	66,576
		805,997
PROFESSIONAL SERVICES — 3.3%
Automatic Data Processing, Inc.	430	126,205
Booz Allen Hamilton Holding Corp.	852	85,157
Broadridge Financial Solutions, Inc.	645	153,620
CACI International, Inc. Class A (a)	489	243,903
Concentrix Corp. (b)	1,473	67,979
Dayforce, Inc. (a)	709	48,843
Equifax, Inc.	319	81,833
ExlService Holdings, Inc. (a)	3,370	148,381
FTI Consulting, Inc. (a)	259	41,867
Genpact Ltd.	5,304	222,185
Jacobs Solutions, Inc.	1,530	229,286
KBR, Inc.	628	29,698
Leidos Holdings, Inc.	2,596	490,540
ManpowerGroup, Inc.	206	7,807
Parsons Corp. (a)	793	65,756
Paychex, Inc.	1,105	140,070
Paycom Software, Inc.	1,681	349,883
Paylocity Holding Corp. (a)	637	101,455
Robert Half, Inc.	813	27,626
Science Applications International Corp.	1,456	144,683
SS&C Technologies Holdings, Inc.	1,926	170,952
TransUnion	876	73,391
Verisk Analytics, Inc.	392	98,592
		3,149,712
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	1,530	241,067
CoStar Group, Inc. (a)	138	11,643
Howard Hughes Holdings, Inc. (a)	210	17,256
Security Description	Shares	Value
Jones Lang LaSalle, Inc. (a)	515	$153,614
		423,580
RESIDENTIAL REITs — 0.5%
American Homes 4 Rent Class A REIT	876	29,127
AvalonBay Communities, Inc. REIT	356	68,768
Camden Property Trust REIT	162	17,298
Equity LifeStyle Properties, Inc. REIT	988	59,972
Equity Residential REIT	1,253	81,107
Essex Property Trust, Inc. REIT	307	82,172
Invitation Homes, Inc. REIT	649	19,035
Mid-America Apartment Communities, Inc. REIT	507	70,843
Sun Communities, Inc. REIT	91	11,739
UDR, Inc. REIT	265	9,874
		449,935
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	319	22,662
Brixmor Property Group, Inc. REIT	2,461	68,120
Federal Realty Investment Trust REIT	306	31,001
Kimco Realty Corp. REIT	1,520	33,212
NNN REIT, Inc.	1,210	51,510
Realty Income Corp. REIT	399	24,255
Regency Centers Corp. REIT	677	49,353
Simon Property Group, Inc. REIT	1,050	197,054
		477,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc. (a)	199	32,196
Amkor Technology, Inc.	471	13,376
Analog Devices, Inc.	276	67,813
Applied Materials, Inc.	439	89,881
Astera Labs, Inc. (a)	290	56,782
Cirrus Logic, Inc. (a)	1,030	129,049
Entegris, Inc.	63	5,825
First Solar, Inc. (a)	211	46,532
GLOBALFOUNDRIES, Inc. (a)	302	10,824
KLA Corp.	112	120,803
Lam Research Corp.	1,033	138,319
Lattice Semiconductor Corp. (a)	474	34,754
MACOM Technology Solutions Holdings, Inc. (a)	184	22,906
Marvell Technology, Inc.	520	43,716
Micron Technology, Inc.	385	64,418
MKS, Inc.	103	12,748
Monolithic Power Systems, Inc.	238	219,112
NVIDIA Corp.	636	118,665
ON Semiconductor Corp. (a)	964	47,535
Onto Innovation, Inc. (a)	55	7,107
Qorvo, Inc. (a)	298	27,142
QUALCOMM, Inc.	470	78,189
Skyworks Solutions, Inc.	1,457	112,160
Teradyne, Inc.	257	35,374

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	340	$62,468
Universal Display Corp.	217	31,168
		1,628,862
SOFTWARE — 5.9%
Adobe, Inc. (a)	133	46,916
Appfolio, Inc. Class A (a)	210	57,889
AppLovin Corp. Class A (a)	575	413,160
Atlassian Corp. Class A (a)	672	107,318
Autodesk, Inc. (a)	644	204,579
Bentley Systems, Inc. Class B	517	26,615
Bill Holdings, Inc. (a)	282	14,938
Cadence Design Systems, Inc. (a)	176	61,822
CCC Intelligent Solutions Holdings, Inc. (a)	1,089	9,921
Crowdstrike Holdings, Inc. Class A (a)	197	96,605
Datadog, Inc. Class A (a)	515	73,336
Docusign, Inc. (a)	6,570	473,631
Dolby Laboratories, Inc. Class A	904	65,422
Dropbox, Inc. Class A (a)	6,538	197,513
Dynatrace, Inc. (a)	4,878	236,339
Fair Isaac Corp. (a)	98	146,660
Fortinet, Inc. (a)	3,426	288,058
Gen Digital, Inc.	4,395	124,774
Gitlab, Inc. Class A (a)	994	44,810
Guidewire Software, Inc. (a)	479	110,103
HubSpot, Inc. (a)	168	78,590
Intuit, Inc.	95	64,876
Manhattan Associates, Inc. (a)	308	63,134
Microsoft Corp.	163	84,426
Nutanix, Inc. Class A (a)	4,114	306,040
Oracle Corp.	61	17,156
Palantir Technologies, Inc. Class A (a)	571	104,162
Palo Alto Networks, Inc. (a)	805	163,914
Pegasystems, Inc.	1,411	81,133
Procore Technologies, Inc. (a)	827	60,305
PTC, Inc. (a)	359	72,884
RingCentral, Inc. Class A (a)	2,599	73,656
Roper Technologies, Inc.	131	65,328
Salesforce, Inc.	512	121,344
Samsara, Inc. Class A (a)	2,846	106,013
SentinelOne, Inc. Class A (a)	965	16,994
ServiceNow, Inc. (a)	118	108,593
Synopsys, Inc. (a)	395	194,889
Teradata Corp. (a)	788	16,950
Tyler Technologies, Inc. (a)	378	197,754
UiPath, Inc. Class A (a)	5,339	71,436
Workday, Inc. Class A (a)	801	192,825
Zoom Communications, Inc. (a)	7,014	578,655
Zscaler, Inc. (a)	253	75,814
		5,717,280
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	183	35,195
CubeSmart REIT	1,348	54,810
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	106	$18,325
EPR Properties REIT	559	32,428
Equinix, Inc. REIT	27	21,147
Extra Space Storage, Inc. REIT	198	27,906
Gaming & Leisure Properties, Inc. REIT	2,649	123,470
Iron Mountain, Inc. REIT	166	16,922
Lamar Advertising Co. Class A REIT	504	61,700
National Storage Affiliates Trust REIT	190	5,742
Public Storage REIT	438	126,516
Rayonier, Inc. REIT	1,982	52,602
SBA Communications Corp. REIT	590	114,076
VICI Properties, Inc. REIT	6,602	215,291
Weyerhaeuser Co. REIT	781	19,361
		925,491
SPECIALTY RETAIL — 3.0%
AutoNation, Inc. (a)	146	31,940
AutoZone, Inc. (a)	54	231,673
Bath & Body Works, Inc.	2,108	54,302
Best Buy Co., Inc.	1,996	150,938
Burlington Stores, Inc. (a)	518	131,831
CarMax, Inc. (a)	684	30,691
Carvana Co. (a)	257	96,951
Chewy, Inc. Class A (a)	4,392	177,656
Dick's Sporting Goods, Inc.	386	85,777
Five Below, Inc. (a)	536	82,919
Floor & Decor Holdings, Inc. Class A (a)	288	21,226
GameStop Corp. Class A (a)	1,798	49,050
Gap, Inc.	7,471	159,805
Home Depot, Inc.	32	12,966
Lithia Motors, Inc.	304	96,064
Lowe's Cos., Inc.	411	103,288
Murphy USA, Inc.	103	39,991
O'Reilly Automotive, Inc. (a)	1,760	189,746
Penske Automotive Group, Inc.	203	35,304
RH (a)	38	7,720
Ross Stores, Inc.	1,259	191,859
TJX Cos., Inc.	1,195	172,725
Tractor Supply Co.	2,429	138,137
Ulta Beauty, Inc. (a)	479	261,893
Valvoline, Inc. (a)	534	19,176
Williams-Sonoma, Inc.	1,665	325,424
		2,899,052
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Apple, Inc.	517	131,644
Dell Technologies, Inc. Class C	802	113,699
Hewlett Packard Enterprise Co.	10,210	250,758
HP, Inc.	4,991	135,905
NetApp, Inc.	1,393	165,015
Pure Storage, Inc. Class A (a)	1,508	126,385
Western Digital Corp.	94	11,286
		934,692

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Amer Sports, Inc. (a)	201	$6,985
Birkenstock Holding PLC (a)	108	4,887
Columbia Sportswear Co.	323	16,893
Crocs, Inc. (a)	572	47,791
Deckers Outdoor Corp. (a)	622	63,052
Lululemon Athletica, Inc. (a)	514	91,456
NIKE, Inc. Class B	709	49,438
On Holding AG Class A (a)	2,235	94,652
PVH Corp.	301	25,215
Ralph Lauren Corp.	1,209	379,094
Tapestry, Inc.	2,608	295,278
VF Corp.	4,872	70,303
		1,145,044
TOBACCO — 0.6%
Altria Group, Inc.	7,367	486,664
Philip Morris International, Inc.	533	86,453
		573,117
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	1,448	92,165
Applied Industrial Technologies, Inc.	624	162,895
Core & Main, Inc. Class A (a)	1,027	55,283
Fastenal Co.	4,494	220,386
Ferguson Enterprises, Inc.	480	107,798
FTAI Aviation Ltd.	153	25,530
MSC Industrial Direct Co., Inc. Class A	1,159	106,790
QXO, Inc. (a) (b)	1,181	22,510
SiteOne Landscape Supply, Inc. (a)	327	42,118
United Rentals, Inc.	278	265,396
Watsco, Inc.	220	88,946
WESCO International, Inc.	696	147,204
WW Grainger, Inc.	196	186,780
		1,523,801
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	655	91,169
Essential Utilities, Inc.	1,699	67,790
		158,959
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	3,344	162,318
Security Description	Shares	Value
T-Mobile U.S., Inc.	151	$36,146
		198,464
TOTAL COMMON STOCKS (Cost $77,653,948)		96,317,758
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	170,317	170,317
State Street Navigator Securities Lending Portfolio II (c) (g)	439,114	439,114
TOTAL SHORT-TERM INVESTMENTS (Cost $609,431)		609,431
TOTAL INVESTMENTS — 100.4% (Cost $78,263,379)		96,927,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(366,613)
NET ASSETS — 100.0%		$96,560,576
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	12/19/2025	$182,053	$184,190	$2,137
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$96,317,758	$—	$0(a)	$96,317,758
Short-Term Investments	609,431	—	—	609,431
TOTAL INVESTMENTS	$96,927,189	$—	$0	$96,927,189
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,137	$—	$—	$2,137
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,137	$—	$—	$2,137
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	258	$27,436	$—	$—	$—	$2,495	258	$29,931	$196
State Street Institutional U.S. Government Money Market Fund, Class G Shares	287,889	287,889	690,891	808,463	—	—	170,317	170,317	1,798
State Street Navigator Securities Lending Portfolio II	254,914	254,914	3,958,692	3,774,492	—	—	439,114	439,114	471
Total		$570,239	$4,649,583	$4,582,955	$—	$2,495		$639,362	$2,465
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Hexcel Corp.	10,248	$642,550
Huntington Ingalls Industries, Inc.	7,605	2,189,555
		2,832,105
AIR FREIGHT & LOGISTICS — 3.7%
CH Robinson Worldwide, Inc.	35,518	4,702,583
Expeditors International of Washington, Inc.	21,014	2,576,106
FedEx Corp.	34,067	8,033,340
United Parcel Service, Inc. Class B	208,555	17,420,599
		32,732,628
AIRLINES — 0.3%
Southwest Airlines Co.	67,962	2,168,667
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	59,356	2,609,290
Gentex Corp.	68,185	1,929,635
Lear Corp.	16,180	1,627,870
		6,166,795
AUTOMOBILES — 1.6%
Ford Motor Co.	971,260	11,616,269
Harley-Davidson, Inc.	34,033	949,521
Thor Industries, Inc.	15,443	1,601,285
		14,167,075
BANKS — 2.9%
Bank OZK	32,374	1,650,427
BOK Financial Corp.	3,284	365,969
Citizens Financial Group, Inc.	48,021	2,552,796
Columbia Banking System, Inc.	63,388	1,631,607
Comerica, Inc.	24,739	1,695,116
Cullen/Frost Bankers, Inc.	7,712	977,650
East West Bancorp, Inc.	16,354	1,740,883
Fifth Third Bancorp	62,523	2,785,400
First Hawaiian, Inc.	25,323	628,770
First Horizon Corp.	61,687	1,394,743
FNB Corp.	69,072	1,112,750
Popular, Inc.	7,569	961,339
Prosperity Bancshares, Inc.	11,556	766,741
Regions Financial Corp.	117,763	3,105,410
Synovus Financial Corp.	18,977	931,391
Webster Financial Corp.	26,247	1,560,122
Zions Bancorp NA	28,739	1,626,053
		25,487,167
BEVERAGES — 0.5%
Brown-Forman Corp. Class A	6,864	184,710
Brown-Forman Corp. Class B	23,180	627,714
Constellation Brands, Inc. Class A	11,469	1,544,530
Molson Coors Beverage Co. Class B	50,930	2,304,583
		4,661,537
BROADLINE RETAIL — 0.6%
eBay, Inc.	44,925	4,085,929
Security Description	Shares	Value
Macy's, Inc.	84,298	$1,511,463
		5,597,392
BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	35,086	2,575,663
Allegion PLC	8,628	1,530,176
Fortune Brands Innovations, Inc.	36,448	1,945,959
Masco Corp.	63,793	4,490,389
Owens Corning	14,825	2,097,145
		12,639,332
CAPITAL MARKETS — 2.8%
Carlyle Group, Inc.	32,295	2,024,896
Evercore, Inc. Class A	8,217	2,771,758
Franklin Resources, Inc.	54,563	1,262,042
Hamilton Lane, Inc. Class A	5,318	716,813
Houlihan Lokey, Inc.	7,142	1,466,395
Invesco Ltd.	110,467	2,534,113
Janus Henderson Group PLC	37,860	1,685,149
Lazard, Inc.	33,333	1,759,316
MarketAxess Holdings, Inc.	4,886	851,385
SEI Investments Co.	10,955	929,532
T. Rowe Price Group, Inc.	66,093	6,783,786
Virtu Financial, Inc. Class A	10,449	370,940
XP, Inc. Class A	90,326	1,697,226
		24,853,351
CHEMICALS — 3.9%
Ashland, Inc.	13,928	667,290
Celanese Corp.	33,656	1,416,245
CF Industries Holdings, Inc.	50,087	4,492,804
Dow, Inc.	213,897	4,904,658
DuPont de Nemours, Inc.	39,513	3,078,063
Eastman Chemical Co.	34,573	2,179,828
Element Solutions, Inc.	35,370	890,263
FMC Corp.	37,667	1,266,741
Huntsman Corp.	49,037	440,352
LyondellBasell Industries NV Class A	77,464	3,798,835
Mosaic Co.	60,901	2,112,047
NewMarket Corp.	583	482,846
Olin Corp.	35,090	876,899
PPG Industries, Inc.	29,609	3,112,202
RPM International, Inc.	23,582	2,779,846
Scotts Miracle-Gro Co.	13,072	744,450
Westlake Corp.	10,221	787,630
		34,030,999
COMMERCIAL SERVICES & SUPPLIES — 0.1%
MSA Safety, Inc.	3,880	667,632
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	38,788	1,520,489
OneMain Holdings, Inc.	35,883	2,025,954
Synchrony Financial	110,455	7,847,828
		11,394,271
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
Albertsons Cos., Inc. Class A	124,666	2,182,902

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	66,368	$6,859,133
Kroger Co.	47,128	3,176,898
Sysco Corp.	51,138	4,210,703
Target Corp.	137,595	12,342,271
		28,771,907
CONTAINERS & PACKAGING — 2.6%
Amcor PLC	593,505	4,854,871
Avery Dennison Corp.	18,069	2,930,250
Graphic Packaging Holding Co.	70,363	1,377,004
International Paper Co.	120,570	5,594,448
Packaging Corp. of America	26,692	5,816,987
Sealed Air Corp.	44,285	1,565,475
Silgan Holdings, Inc. (a)	8,168	351,305
Sonoco Products Co.	13,576	584,990
		23,075,330
DISTRIBUTORS — 1.1%
Genuine Parts Co.	39,088	5,417,597
LKQ Corp.	78,783	2,406,033
Pool Corp.	6,962	2,158,707
		9,982,337
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	107,931	940,079
H&R Block, Inc.	40,284	2,037,162
Service Corp. International	13,103	1,090,432
		4,067,673
DIVERSIFIED REITs — 0.3%
WP Carey, Inc. REIT	42,423	2,866,522
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	28,324	494,537
ELECTRIC UTILITIES — 6.1%
Alliant Energy Corp.	40,810	2,751,002
American Electric Power Co., Inc.	49,080	5,521,500
Edison International	115,183	6,367,316
Entergy Corp.	41,909	3,905,500
Evergy, Inc.	69,586	5,289,928
Eversource Energy	59,075	4,202,595
Exelon Corp.	126,353	5,687,148
FirstEnergy Corp.	97,709	4,477,026
IDACORP, Inc. (a)	13,693	1,809,530
OGE Energy Corp.	60,955	2,820,388
Pinnacle West Capital Corp.	36,048	3,232,064
PPL Corp.	92,885	3,451,607
Xcel Energy, Inc.	55,671	4,489,866
		54,005,470
ELECTRICAL EQUIPMENT — 0.1%
Sensata Technologies Holding PLC	41,747	1,275,371
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	21,419	1,119,785
Littelfuse, Inc.	2,777	719,271
TD SYNNEX Corp.	15,124	2,476,555
		4,315,611
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.8%
Baker Hughes Co.	132,701	$6,465,193
Halliburton Co.	259,122	6,374,401
NOV, Inc.	113,447	1,503,173
Schlumberger NV	290,387	9,980,601
		24,323,368
FINANCIAL SERVICES — 0.8%
Corebridge Financial, Inc.	21,984	704,587
Global Payments, Inc.	28,456	2,364,125
MGIC Investment Corp.	70,315	1,994,837
UWM Holdings Corp. (a)	19,564	119,145
Voya Financial, Inc.	12,724	951,755
Western Union Co. (a)	100,960	806,670
		6,941,119
FOOD PRODUCTS — 6.3%
Archer-Daniels-Midland Co.	135,291	8,082,284
Bunge Global SA	40,279	3,272,669
Campbell's Co.	40,782	1,287,895
Conagra Brands, Inc.	144,451	2,644,898
Flowers Foods, Inc.	55,695	726,820
General Mills, Inc.	165,431	8,341,031
Hershey Co.	42,083	7,871,625
Hormel Foods Corp.	87,066	2,154,013
Ingredion, Inc.	19,224	2,347,443
J.M. Smucker Co.	10,343	1,123,250
Kellanova	32,879	2,696,736
Kraft Heinz Co.	242,257	6,308,372
Lamb Weston Holdings, Inc.	41,046	2,383,952
McCormick & Co., Inc.	23,776	1,590,852
Tyson Foods, Inc. Class A	84,584	4,592,911
		55,424,751
GAS UTILITIES — 0.8%
Atmos Energy Corp.	12,077	2,062,148
MDU Resources Group, Inc.	38,671	688,730
National Fuel Gas Co.	24,272	2,242,005
UGI Corp.	64,762	2,153,984
		7,146,867
GROUND TRANSPORTATION — 0.7%
JB Hunt Transport Services, Inc.	13,930	1,868,988
Knight-Swift Transportation Holdings, Inc.	26,346	1,040,931
Landstar System, Inc.	3,680	451,021
Ryder System, Inc.	12,113	2,284,996
Schneider National, Inc. Class B	15,381	325,462
		5,971,398
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Dentsply Sirona, Inc.	59,430	754,166
Teleflex, Inc.	4,080	499,229
		1,253,395
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	34,423	5,403,034
CVS Health Corp.	116,372	8,773,285

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	28,989	$7,542,068
		21,718,387
HEALTH CARE REITs — 0.7%
Alexandria Real Estate Equities, Inc. REIT	18,351	1,529,372
Healthpeak Properties, Inc. REIT	71,379	1,366,908
Omega Healthcare Investors, Inc. REIT	86,624	3,657,265
		6,553,545
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	207,463	3,531,020
Park Hotels & Resorts, Inc. REIT	58,533	648,546
		4,179,566
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	5,996	518,354
Darden Restaurants, Inc.	25,443	4,843,330
Las Vegas Sands Corp.	46,817	2,518,286
Restaurant Brands International, Inc.	35,463	2,274,597
Texas Roadhouse, Inc.	8,124	1,349,803
Travel & Leisure Co.	19,103	1,136,437
Vail Resorts, Inc.	10,877	1,626,873
Wendy's Co. (a)	48,828	447,264
Wyndham Hotels & Resorts, Inc.	10,541	842,226
		15,557,170
HOUSEHOLD DURABLES — 1.1%
Lennar Corp. Class A	57,123	7,199,783
Lennar Corp. Class B	2,588	310,534
Newell Brands, Inc.	124,382	651,761
Whirlpool Corp. (a)	16,283	1,279,844
		9,441,922
HOUSEHOLD PRODUCTS — 1.0%
Clorox Co.	15,479	1,908,561
Kimberly-Clark Corp.	49,742	6,184,920
Reynolds Consumer Products, Inc. (a)	16,250	397,637
		8,491,118
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	215,420	2,834,927
Clearway Energy, Inc. Class A	10,338	278,402
Clearway Energy, Inc. Class C	24,312	686,814
		3,800,143
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	8,648	1,463,760
First Industrial Realty Trust, Inc. REIT	36,239	1,865,221
Rexford Industrial Realty, Inc. REIT	30,025	1,234,328
STAG Industrial, Inc. REIT	30,554	1,078,251
		5,641,560
Security Description	Shares	Value
INSURANCE — 3.4%
American Financial Group, Inc.	15,457	$2,252,394
Axis Capital Holdings Ltd.	16,687	1,598,615
Cincinnati Financial Corp.	45,933	7,262,007
CNA Financial Corp.	4,592	213,344
Everest Group Ltd.	8,651	3,029,840
Fidelity National Financial, Inc.	53,339	3,226,476
First American Financial Corp.	18,054	1,159,789
Hanover Insurance Group, Inc.	7,611	1,382,386
Kemper Corp.	12,136	625,611
Lincoln National Corp.	47,774	1,926,725
Old Republic International Corp.	69,338	2,944,785
Principal Financial Group, Inc.	27,488	2,279,030
Unum Group	29,074	2,261,376
		30,162,378
INTERACTIVE MEDIA & SERVICES — 0.3%
Match Group, Inc.	68,374	2,414,970
IT SERVICES — 0.3%
Amdocs Ltd.	33,421	2,742,193
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	19,948	1,261,511
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	39,993	3,033,469
MACHINERY — 4.3%
CNH Industrial NV	98,432	1,067,987
Cummins, Inc.	14,901	6,293,736
Donaldson Co., Inc.	30,780	2,519,343
Flowserve Corp.	23,891	1,269,568
Lincoln Electric Holdings, Inc.	6,728	1,586,664
Mueller Industries, Inc.	13,481	1,363,064
Oshkosh Corp.	19,412	2,517,737
PACCAR, Inc.	84,857	8,343,140
Snap-on, Inc.	15,493	5,368,789
Stanley Black & Decker, Inc.	46,758	3,475,522
Timken Co.	18,702	1,406,016
Toro Co.	30,200	2,301,240
		37,512,806
MEDIA — 1.1%
Interpublic Group of Cos., Inc.	111,632	3,115,649
Nexstar Media Group, Inc.	8,485	1,677,824
Omnicom Group, Inc.	58,445	4,765,021
		9,558,494
METALS & MINING — 3.0%
Alcoa Corp.	70,520	2,319,403
Newmont Corp.	109,207	9,207,242
Nucor Corp.	52,040	7,047,777
Reliance, Inc.	14,079	3,953,806
Steel Dynamics, Inc.	24,751	3,451,032
		25,979,260
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AGNC Investment Corp. REIT	178,659	1,749,072

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	180,868	$3,655,342
Rithm Capital Corp. REIT	144,198	1,642,415
Starwood Property Trust, Inc. REIT	47,269	915,601
		7,962,430
MULTI-UTILITIES — 3.3%
Ameren Corp.	34,077	3,556,957
CenterPoint Energy, Inc.	51,555	2,000,334
CMS Energy Corp.	50,621	3,708,495
Consolidated Edison, Inc.	40,290	4,049,951
Dominion Energy, Inc.	85,278	5,216,455
DTE Energy Co.	32,403	4,582,756
NiSource, Inc.	46,524	2,014,489
WEC Energy Group, Inc.	33,474	3,835,786
		28,965,223
OFFICE REITs — 0.3%
Highwoods Properties, Inc. REIT	24,902	792,382
Kilroy Realty Corp. REIT	35,613	1,504,649
		2,297,031
OIL, GAS & CONSUMABLE FUELS — 7.2%
Antero Midstream Corp.	80,195	1,558,991
APA Corp.	106,830	2,593,832
Chord Energy Corp.	17,798	1,768,587
Civitas Resources, Inc.	28,185	916,013
Coterra Energy, Inc.	228,023	5,392,744
Devon Energy Corp.	187,911	6,588,160
EOG Resources, Inc.	121,943	13,672,249
HF Sinclair Corp.	48,486	2,537,757
Marathon Petroleum Corp.	28,525	5,497,908
Matador Resources Co.	35,219	1,582,390
Ovintiv, Inc.	78,562	3,172,334
Permian Resources Corp.	193,438	2,476,006
Phillips 66 Co.	47,815	6,503,796
Valero Energy Corp.	45,868	7,809,486
Viper Energy, Inc. Class A	28,513	1,089,767
		63,160,020
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	13,745	1,221,106
PERSONAL CARE PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	70,628	6,223,739
PHARMACEUTICALS — 1.1%
Organon & Co.	77,472	827,401
Perrigo Co. PLC	41,608	926,610
Royalty Pharma PLC Class A	117,945	4,161,100
Viatris, Inc.	358,760	3,551,724
		9,466,835
PROFESSIONAL SERVICES — 1.0%
Booz Allen Hamilton Holding Corp.	37,772	3,775,312
Concentrix Corp.	13,528	624,317
Genpact Ltd.	40,297	1,688,041
ManpowerGroup, Inc.	13,779	522,224
Robert Half, Inc.	30,167	1,025,075
Security Description	Shares	Value
Science Applications International Corp.	12,160	$1,208,339
		8,843,308
RESIDENTIAL REITs — 1.8%
American Homes 4 Rent Class A REIT	30,515	1,014,624
AvalonBay Communities, Inc. REIT	15,800	3,052,086
Equity LifeStyle Properties, Inc. REIT	42,834	2,600,024
Equity Residential REIT	55,277	3,578,080
Essex Property Trust, Inc. REIT	13,450	3,600,027
Mid-America Apartment Communities, Inc. REIT	17,223	2,406,570
		16,251,411
RETAIL REITs — 2.2%
Agree Realty Corp. REIT	10,119	718,854
Brixmor Property Group, Inc. REIT	88,132	2,439,494
Federal Realty Investment Trust REIT	18,280	1,851,947
Kimco Realty Corp. REIT	62,169	1,358,392
NNN REIT, Inc.	56,291	2,396,308
Regency Centers Corp. REIT	22,356	1,629,752
Simon Property Group, Inc. REIT	45,607	8,559,066
		18,953,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Amkor Technology, Inc.	34,855	989,882
Skyworks Solutions, Inc.	46,370	3,569,563
		4,559,445
SOFTWARE — 0.1%
Dolby Laboratories, Inc. Class A	17,405	1,259,600
SPECIALIZED REITs — 3.1%
CubeSmart REIT	68,687	2,792,813
EPR Properties REIT	17,546	1,017,844
Gaming & Leisure Properties, Inc. REIT	79,830	3,720,876
Lamar Advertising Co. Class A REIT	26,516	3,246,089
National Storage Affiliates Trust REIT	20,524	620,235
Public Storage REIT	19,746	5,703,632
Rayonier, Inc. REIT	47,164	1,251,733
VICI Properties, Inc. REIT	279,654	9,119,517
		27,472,739
SPECIALTY RETAIL — 2.3%
Bath & Body Works, Inc.	64,182	1,653,328
Best Buy Co., Inc.	58,447	4,419,762
Dick's Sporting Goods, Inc.	16,333	3,629,519
Gap, Inc.	69,836	1,493,792
Penske Automotive Group, Inc.	5,644	981,548
Tractor Supply Co.	80,904	4,601,011
Williams-Sonoma, Inc.	19,196	3,751,858
		20,530,818

See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Hewlett Packard Enterprise Co.	397,022	$9,750,860
HP, Inc.	284,956	7,759,352
NetApp, Inc.	61,371	7,270,009
		24,780,221
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Columbia Sportswear Co.	7,778	406,789
NIKE, Inc. Class B	157,844	11,006,462
Ralph Lauren Corp.	5,411	1,696,673
Tapestry, Inc.	23,595	2,671,426
VF Corp. (a)	106,576	1,537,892
		17,319,242
TOBACCO — 1.6%
Altria Group, Inc.	212,346	14,027,577
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	14,182	902,684
MSC Industrial Direct Co., Inc. Class A	13,391	1,233,847
Watsco, Inc.	7,186	2,905,300
		5,041,831
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	61,622	2,458,718
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Millicom International Cellular SA	31,190	1,513,963
TOTAL COMMON STOCKS (Cost $833,158,859)		877,672,169
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	2,704,823	$2,704,823
State Street Navigator Securities Lending Portfolio II (d) (e)	4,717,369	4,717,369
TOTAL SHORT-TERM INVESTMENTS (Cost $7,422,192)		7,422,192
TOTAL INVESTMENTS — 100.5% (Cost $840,581,051)		885,094,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,786,075)
NET ASSETS — 100.0%		$880,308,286
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	12/19/2025	$2,660,311	$2,695,500	$35,189

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$877,672,169	$—	$—	$877,672,169
Short-Term Investments	7,422,192	—	—	7,422,192
TOTAL INVESTMENTS	$885,094,361	$—	$—	$885,094,361
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$35,189	$—	$—	$35,189
TOTAL OTHER FINANCIAL INSTRUMENTS:	$35,189	$—	$—	$35,189
See accompanying notes to Schedule of Investments.

STATE STREET SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	354,937	$354,937	$16,879,168	$14,529,282	$—	$—	2,704,823	$2,704,823	$22,058
State Street Navigator Securities Lending Portfolio II	2,849,891	2,849,891	29,871,759	28,004,281	—	—	4,717,369	4,717,369	3,031
Total		$3,204,828	$46,750,927	$42,533,563	$—	$—		$7,422,192	$25,089
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
AAR Corp. (a)	19	$1,704
AeroVironment, Inc. (a)	144	45,344
ATI, Inc. (a)	465	37,823
Axon Enterprise, Inc. (a)	373	267,680
Boeing Co. (a)	1,380	297,845
BWX Technologies, Inc.	390	71,904
Curtiss-Wright Corp.	170	92,300
General Dynamics Corp.	277	94,457
General Electric Co.	4,520	1,359,706
Hexcel Corp.	65	4,076
Howmet Aerospace, Inc.	1,922	377,154
Huntington Ingalls Industries, Inc.	5	1,440
Kratos Defense & Security Solutions, Inc. (a)	795	72,639
L3Harris Technologies, Inc.	388	118,499
Lockheed Martin Corp.	77	38,439
Mercury Systems, Inc. (a)	233	18,034
Moog, Inc. Class A	25	5,192
Northrop Grumman Corp.	213	129,785
RTX Corp.	4,402	736,587
Textron, Inc.	72	6,083
TransDigm Group, Inc.	172	226,700
Woodward, Inc.	269	67,979
		4,071,370
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	246	32,570
Expeditors International of Washington, Inc.	83	10,175
FedEx Corp.	26	6,131
Forward Air Corp. (a) (b)	62	1,590
GXO Logistics, Inc. (a)	12	635
Hub Group, Inc. Class A	49	1,687
United Parcel Service, Inc. Class B	269	22,470
		75,258
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	400	19,912
Allegiant Travel Co. (a)	5	304
American Airlines Group, Inc. (a)	1,047	11,768
Delta Air Lines, Inc.	1,514	85,920
JetBlue Airways Corp. (a)	92	453
SkyWest, Inc. (a)	103	10,364
Southwest Airlines Co.	1,599	51,024
United Airlines Holdings, Inc. (a)	1,555	150,057
		329,802
AUTO COMPONENTS — 0.1%
Adient PLC (a)	10	241
American Axle & Manufacturing Holdings, Inc. (a)	107	643
Aptiv PLC (a)	239	20,607
Autoliv, Inc.	165	20,378
BorgWarner, Inc.	242	10,638
Dana, Inc.	266	5,331
Security Description	Shares	Value
Dorman Products, Inc. (a)	82	$12,782
Fox Factory Holding Corp. (a)	4	97
Gentex Corp.	116	3,283
Gentherm, Inc. (a)	72	2,452
Goodyear Tire & Rubber Co. (a)	44	329
LCI Industries	3	279
Lear Corp.	6	604
Patrick Industries, Inc.	61	6,309
Phinia, Inc.	84	4,828
Standard Motor Products, Inc.	60	2,449
Visteon Corp.	3	360
XPEL, Inc. (a)	2	66
		91,676
AUTOMOBILES — 3.3%
Ford Motor Co.	7,150	85,514
General Motors Co.	1,995	121,635
Harley-Davidson, Inc.	79	2,204
Tesla, Inc. (a)	10,593	4,710,919
Thor Industries, Inc. (b)	6	622
Winnebago Industries, Inc.	3	101
		4,920,995
BANKS — 5.0%
Ameris Bancorp	117	8,577
Associated Banc-Corp.	338	8,690
Atlantic Union Bankshares Corp.	18	635
Axos Financial, Inc. (a)	85	7,195
Banc of California, Inc.	94	1,556
BancFirst Corp.	57	7,208
Bancorp, Inc. (a)	85	6,366
Bank of America Corp.	19,086	984,647
Bank of Hawaii Corp.	49	3,216
Bank OZK	65	3,314
BankUnited, Inc.	64	2,442
Banner Corp.	103	6,746
Beacon Financial Corp.	146	3,462
Cadence Bank	205	7,696
Capitol Federal Financial, Inc.	41	260
Cathay General Bancorp	111	5,329
Central Pacific Financial Corp.	56	1,699
Citigroup, Inc.	6,950	705,425
Citizens Financial Group, Inc.	794	42,209
City Holding Co.	17	2,106
Columbia Banking System, Inc.	210	5,405
Comerica, Inc.	312	21,378
Commerce Bancshares, Inc.	163	9,741
Community Financial System, Inc.	45	2,639
Cullen/Frost Bankers, Inc.	133	16,860
Customers Bancorp, Inc. (a)	18	1,177
CVB Financial Corp.	82	1,551
Dime Community Bancshares, Inc.	75	2,237
Eagle Bancorp, Inc.	71	1,436
East West Bancorp, Inc.	353	37,577
FB Financial Corp.	46	2,564
Fifth Third Bancorp	896	39,917
First BanCorp	177	3,903

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
First Bancorp/Southern Pines NC	124	$6,558
First Commonwealth Financial Corp.	70	1,193
First Financial Bancorp	136	3,434
First Financial Bankshares, Inc.	110	3,701
First Hawaiian, Inc.	182	4,519
First Horizon Corp.	1,672	37,804
Flagstar Financial, Inc.	407	4,701
FNB Corp.	481	7,749
Fulton Financial Corp.	155	2,888
Glacier Bancorp, Inc.	130	6,327
Hancock Whitney Corp.	157	9,830
Hanmi Financial Corp.	143	3,531
Heritage Financial Corp.	153	3,701
Hilltop Holdings, Inc.	86	2,874
Home BancShares, Inc.	291	8,235
Hope Bancorp, Inc.	245	2,639
Huntington Bancshares, Inc.	3,393	58,597
Independent Bank Corp.	65	4,496
International Bancshares Corp.	72	4,950
JPMorgan Chase & Co.	11,050	3,485,501
KeyCorp	2,047	38,258
Lakeland Financial Corp.	8	514
M&T Bank Corp.	372	73,515
National Bank Holdings Corp. Class A	24	927
NBT Bancorp, Inc.	20	835
Northwest Bancshares, Inc.	333	4,126
OFG Bancorp	49	2,131
Old National Bancorp	596	13,082
Park National Corp.	16	2,600
Pathward Financial, Inc.	64	4,737
Pinnacle Financial Partners, Inc.	179	16,788
PNC Financial Services Group, Inc.	628	126,184
Preferred Bank	19	1,717
Prosperity Bancshares, Inc.	105	6,967
Provident Financial Services, Inc.	143	2,757
Regions Financial Corp.	1,645	43,379
Renasant Corp.	169	6,234
S&T Bancorp, Inc.	14	526
Seacoast Banking Corp. of Florida	116	3,530
ServisFirst Bancshares, Inc.	55	4,429
Simmons First National Corp. Class A	76	1,457
Southside Bancshares, Inc.	61	1,723
Southstate Bank Corp.	84	8,305
Stellar Bancorp, Inc.	150	4,551
Synovus Financial Corp.	323	15,853
Texas Capital Bancshares, Inc. (a)	153	12,933
Tompkins Financial Corp.	15	993
Triumph Financial, Inc. (a)	3	150
Truist Financial Corp.	1,758	80,376
TrustCo Bank Corp.	57	2,069
Trustmark Corp.	111	4,396
U.S. Bancorp	2,472	119,472
UMB Financial Corp.	113	13,374
United Bankshares, Inc.	156	5,805
United Community Banks, Inc.	133	4,170
Valley National Bancorp	988	10,473
Security Description	Shares	Value
Veritex Holdings, Inc.	142	$4,761
WaFd, Inc.	29	878
Webster Financial Corp.	349	20,745
Wells Fargo & Co.	12,873	1,079,015
Westamerica BanCorp	4	200
Western Alliance Bancorp	120	10,406
Wintrust Financial Corp.	171	22,647
WSFS Financial Corp.	61	3,290
Zions Bancorp NA	234	13,240
		7,412,909
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	5	1,057
Brown-Forman Corp. Class B	95	2,573
Celsius Holdings, Inc. (a)	173	9,946
Coca-Cola Co.	7,091	470,275
Coca-Cola Consolidated, Inc.	65	7,615
Constellation Brands, Inc. Class A	21	2,828
Keurig Dr. Pepper, Inc.	1,492	38,061
MGP Ingredients, Inc.	21	508
Molson Coors Beverage Co. Class B	146	6,607
Monster Beverage Corp. (a)	2,143	144,245
National Beverage Corp. (a)	12	443
PepsiCo, Inc.	512	71,905
		756,063
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	2,371	548,981
ACADIA Pharmaceuticals, Inc. (a)	131	2,796
ADMA Biologics, Inc. (a)	1,131	16,580
Alkermes PLC (a)	262	7,860
Amgen, Inc.	197	55,593
Arcus Biosciences, Inc. (a)	5	68
Arrowhead Pharmaceuticals, Inc. (a)	11	379
Biogen, Inc. (a)	16	2,241
BioMarin Pharmaceutical, Inc. (a)	17	921
Catalyst Pharmaceuticals, Inc. (a)	418	8,235
Cytokinetics, Inc. (a) (b)	16	879
Dynavax Technologies Corp. (a)	237	2,353
Exelixis, Inc. (a)	1,335	55,136
Gilead Sciences, Inc.	5,289	587,079
Halozyme Therapeutics, Inc. (a)	105	7,701
Incyte Corp. (a)	260	22,051
Krystal Biotech, Inc. (a)	3	530
Moderna, Inc. (a)	43	1,111
Myriad Genetics, Inc. (a)	11	80
Neurocrine Biosciences, Inc. (a)	12	1,685
Protagonist Therapeutics, Inc. (a)	280	18,600
Regeneron Pharmaceuticals, Inc.	15	8,434
Roivant Sciences Ltd. (a)	669	10,122
Sarepta Therapeutics, Inc. (a)	11	212
TG Therapeutics, Inc. (a)	643	23,228
United Therapeutics Corp. (a)	27	11,319
Vericel Corp. (a)	49	1,542
Vertex Pharmaceuticals, Inc. (a)	94	36,814
Vir Biotechnology, Inc. (a)	9	51

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	18	$211
		1,432,792
BROADLINE RETAIL — 3.4%
Amazon.com, Inc. (a)	22,455	4,930,444
eBay, Inc.	1,744	158,617
Etsy, Inc. (a)	12	796
Kohl's Corp.	56	861
Macy's, Inc.	33	592
Ollie's Bargain Outlet Holdings, Inc. (a)	218	27,991
		5,119,301
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	50	3,671
AAON, Inc. (b)	28	2,616
Advanced Drainage Systems, Inc.	9	1,248
Allegion PLC	158	28,021
American Woodmark Corp. (a)	19	1,268
Apogee Enterprises, Inc.	3	131
Armstrong World Industries, Inc.	124	24,305
AZZ, Inc.	72	7,857
Builders FirstSource, Inc. (a)	16	1,940
Carlisle Cos., Inc.	17	5,592
Carrier Global Corp.	1,460	87,162
CSW Industrials, Inc.	6	1,457
Fortune Brands Innovations, Inc.	48	2,563
Gibraltar Industries, Inc. (a)	11	691
Griffon Corp.	52	3,960
Hayward Holdings, Inc. (a)	170	2,570
Insteel Industries, Inc.	53	2,032
Johnson Controls International PLC	2,811	309,069
Lennox International, Inc.	35	18,528
Masco Corp.	78	5,490
Masterbrand, Inc. (a)	123	1,620
Owens Corning	10	1,415
Quanex Building Products Corp.	77	1,095
Resideo Technologies, Inc. (a)	88	3,800
Simpson Manufacturing Co., Inc.	18	3,014
Trane Technologies PLC	735	310,141
Trex Co., Inc. (a)	15	775
UFP Industries, Inc.	8	748
Zurn Elkay Water Solutions Corp.	225	10,582
		843,361
CAPITAL MARKETS — 4.3%
Acadian Asset Management, Inc.	62	2,986
Affiliated Managers Group, Inc.	46	10,968
Ameriprise Financial, Inc.	314	154,253
Artisan Partners Asset Management, Inc. Class A	112	4,861
Bank of New York Mellon Corp.	2,834	308,793
BGC Group, Inc. Class A	863	8,164
Blackrock, Inc.	438	510,651
Blackstone, Inc.	1,336	228,256
Carlyle Group, Inc.	390	24,453
Cboe Global Markets, Inc.	351	86,083
Charles Schwab Corp.	6,879	656,738
Security Description	Shares	Value
CME Group, Inc.	1,539	$415,822
Cohen & Steers, Inc.	17	1,115
Coinbase Global, Inc. Class A (a)	1,019	343,902
Donnelley Financial Solutions, Inc. (a)	2	103
Evercore, Inc. Class A	76	25,636
FactSet Research Systems, Inc.	70	20,054
Federated Hermes, Inc.	243	12,619
Franklin Resources, Inc.	644	14,896
Goldman Sachs Group, Inc.	1,217	969,158
Hamilton Lane, Inc. Class A	48	6,470
Houlihan Lokey, Inc.	164	33,672
Interactive Brokers Group, Inc. Class A	2,101	144,570
Intercontinental Exchange, Inc.	1,750	294,840
Invesco Ltd.	383	8,786
Janus Henderson Group PLC	231	10,282
Jefferies Financial Group, Inc.	139	9,093
KKR & Co., Inc.	1,239	161,008
MarketAxess Holdings, Inc.	50	8,713
Moelis & Co. Class A	64	4,564
Moody's Corp.	321	152,950
Morgan Stanley	4,875	774,930
Morningstar, Inc.	29	6,728
MSCI, Inc.	141	80,005
Nasdaq, Inc.	1,601	141,608
Northern Trust Corp.	831	111,853
Piper Sandler Cos.	26	9,022
PJT Partners, Inc. Class A	80	14,218
Raymond James Financial, Inc.	627	108,220
S&P Global, Inc.	575	279,858
SEI Investments Co.	335	28,425
State Street Corp. (c)	954	110,674
StepStone Group, Inc. Class A	137	8,947
Stifel Financial Corp.	264	29,956
StoneX Group, Inc. (a)	161	16,248
T. Rowe Price Group, Inc.	79	8,109
Virtu Financial, Inc. Class A	387	13,739
Virtus Investment Partners, Inc.	4	760
WisdomTree, Inc. (b)	53	737
		6,378,496
CHEMICALS — 0.7%
AdvanSix, Inc.	52	1,008
Air Products & Chemicals, Inc.	407	110,997
Albemarle Corp.	12	973
Ashland, Inc.	52	2,491
Avient Corp.	33	1,087
Axalta Coating Systems Ltd. (a)	80	2,290
Balchem Corp.	20	3,001
Cabot Corp.	32	2,434
Celanese Corp.	15	631
CF Industries Holdings, Inc.	494	44,312
Chemours Co.	70	1,109
Corteva, Inc.	2,414	163,259
Dow, Inc.	87	1,995
DuPont de Nemours, Inc.	153	11,919
Eastman Chemical Co.	14	883

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	647	$177,187
Element Solutions, Inc.	81	2,039
FMC Corp.	52	1,749
Hawkins, Inc.	80	14,618
HB Fuller Co.	7	415
Ingevity Corp. (a)	10	552
Innospec, Inc.	3	231
International Flavors & Fragrances, Inc.	31	1,908
Koppers Holdings, Inc.	16	448
Linde PLC	742	352,450
LyondellBasell Industries NV Class A	31	1,520
Minerals Technologies, Inc.	13	807
Mosaic Co.	1,046	36,275
NewMarket Corp.	25	20,705
Olin Corp.	58	1,449
PPG Industries, Inc.	105	11,036
Quaker Chemical Corp.	16	2,108
RPM International, Inc.	78	9,195
Scotts Miracle-Gro Co.	18	1,025
Sensient Technologies Corp.	140	13,139
Sherwin-Williams Co.	253	87,604
Stepan Co.	7	334
Westlake Corp.	1	77
		1,085,260
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	23	1,061
Brady Corp. Class A	37	2,887
Brink's Co.	15	1,753
Cintas Corp.	880	180,629
Clean Harbors, Inc. (a)	55	12,772
Copart, Inc. (a)	752	33,817
CoreCivic, Inc. (a)	459	9,341
Deluxe Corp.	13	252
Enviri Corp. (a)	48	609
GEO Group, Inc. (a)	672	13,769
Healthcare Services Group, Inc. (a)	144	2,424
HNI Corp.	28	1,312
Interface, Inc.	87	2,518
Liquidity Services, Inc. (a)	44	1,207
MillerKnoll, Inc.	33	585
MSA Safety, Inc.	22	3,786
OPENLANE, Inc. (a)	406	11,685
Pitney Bowes, Inc.	711	8,112
RB Global, Inc.	655	70,976
Republic Services, Inc.	673	154,440
Rollins, Inc.	724	42,528
Tetra Tech, Inc.	30	1,001
UniFirst Corp.	27	4,514
Veralto Corp.	212	22,601
Vestis Corp.	12	54
Waste Management, Inc.	850	187,705
		772,338
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	2,636	384,092
Calix, Inc. (a)	196	12,029
Security Description	Shares	Value
Ciena Corp. (a)	607	$88,422
Cisco Systems, Inc.	16,878	1,154,793
Digi International, Inc. (a)	2	73
Extreme Networks, Inc. (a)	308	6,360
F5, Inc. (a)	245	79,182
Harmonic, Inc. (a)	8	81
Lumentum Holdings, Inc. (a)	331	53,857
Motorola Solutions, Inc.	305	139,473
NetScout Systems, Inc. (a)	114	2,945
Viasat, Inc. (a)	8	234
Viavi Solutions, Inc. (a)	734	9,314
		1,930,855
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	436	56,885
API Group Corp. (a)	1,293	44,440
Arcosa, Inc.	42	3,936
Comfort Systems USA, Inc.	159	131,204
Dycom Industries, Inc. (a)	95	27,717
EMCOR Group, Inc.	181	117,567
Everus Construction Group, Inc. (a)	168	14,406
Fluor Corp. (a)	301	12,663
Granite Construction, Inc.	176	19,298
MasTec, Inc. (a)	247	52,564
MYR Group, Inc. (a)	51	10,610
Quanta Services, Inc.	596	246,994
Sterling Infrastructure, Inc. (a)	145	49,254
Valmont Industries, Inc.	41	15,897
		803,435
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	14	3,263
Knife River Corp. (a)	77	5,919
Martin Marietta Materials, Inc.	51	32,144
Vulcan Materials Co.	113	34,761
		76,087
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	101	3,959
American Express Co.	1,785	592,906
Bread Financial Holdings, Inc.	85	4,740
Capital One Financial Corp.	2,576	547,606
Encore Capital Group, Inc. (a)	11	459
Enova International, Inc. (a)	83	9,553
EZCORP, Inc. Class A (a)	211	4,017
FirstCash Holdings, Inc.	118	18,694
Navient Corp.	149	1,959
PRA Group, Inc. (a)	58	896
PROG Holdings, Inc.	6	194
SLM Corp.	781	21,618
Synchrony Financial	1,347	95,704
		1,302,305
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.5%
Albertsons Cos., Inc. Class A	848	14,848
Andersons, Inc.	51	2,030
BJ's Wholesale Club Holdings, Inc. (a)	403	37,580
Casey's General Stores, Inc.	123	69,534

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Chefs' Warehouse, Inc. (a)	149	$8,691
Costco Wholesale Corp.	1,350	1,249,600
Dollar General Corp.	241	24,907
Dollar Tree, Inc. (a)	169	15,949
Grocery Outlet Holding Corp. (a)	72	1,156
Kroger Co.	2,168	146,145
Maplebear, Inc. (a)	542	19,924
Performance Food Group Co. (a)	514	53,477
PriceSmart, Inc.	47	5,696
Sprouts Farmers Market, Inc. (a)	441	47,981
Sysco Corp.	659	54,262
Target Corp.	57	5,113
U.S. Foods Holding Corp. (a)	932	71,410
United Natural Foods, Inc. (a)	148	5,568
Walmart, Inc.	17,639	1,817,875
		3,651,746
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	1,398	11,436
AptarGroup, Inc.	88	11,762
Avery Dennison Corp.	27	4,379
Ball Corp.	34	1,714
Crown Holdings, Inc.	242	23,375
Graphic Packaging Holding Co.	37	724
Greif, Inc. Class A	12	717
International Paper Co.	838	38,883
O-I Glass, Inc. (a)	66	856
Packaging Corp. of America	98	21,357
Sealed Air Corp.	54	1,909
Silgan Holdings, Inc.	93	4,000
Smurfit WestRock PLC	544	23,158
Sonoco Products Co.	69	2,973
		147,243
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	18	2,495
LKQ Corp.	158	4,825
Pool Corp.	4	1,240
		8,560
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	181	27,955
Duolingo, Inc. (a)	169	54,391
Frontdoor, Inc. (a)	339	22,811
Graham Holdings Co. Class B	11	12,950
Grand Canyon Education, Inc. (a)	85	18,659
H&R Block, Inc.	147	7,434
Matthews International Corp. Class A	52	1,263
Mister Car Wash, Inc. (a)	221	1,178
Perdoceo Education Corp.	126	4,745
Service Corp. International	226	18,808
Strategic Education, Inc.	2	172
Stride, Inc. (a)	201	29,937
		200,303
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	136	2,474
American Assets Trust, Inc. REIT	53	1,077
Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	92	$645
Essential Properties Realty Trust, Inc. REIT	410	12,202
Global Net Lease, Inc. REIT	156	1,268
WP Carey, Inc. REIT	508	34,325
		51,991
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	30,476	860,642
Cogent Communications Holdings, Inc.	44	1,687
Frontier Communications Parent, Inc. (a)	680	25,398
Iridium Communications, Inc.	108	1,886
Lumen Technologies, Inc. (a)	4,132	25,288
Shenandoah Telecommunications Co.	148	1,986
Uniti Group, Inc.	14	86
Verizon Communications, Inc.	8,747	384,431
		1,301,404
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	102	6,773
Alliant Energy Corp.	533	35,929
American Electric Power Co., Inc.	978	110,025
Constellation Energy Corp.	1,408	463,331
Duke Energy Corp.	1,613	199,609
Edison International	47	2,598
Entergy Corp.	1,906	177,620
Evergy, Inc.	702	53,366
Eversource Energy	493	35,072
Exelon Corp.	3,081	138,676
FirstEnergy Corp.	564	25,842
IDACORP, Inc.	125	16,519
MGE Energy, Inc.	49	4,125
NextEra Energy, Inc.	1,759	132,787
NRG Energy, Inc.	931	150,775
OGE Energy Corp.	516	23,875
Otter Tail Corp.	18	1,475
PG&E Corp.	268	4,041
Pinnacle West Capital Corp.	219	19,636
Portland General Electric Co.	40	1,760
PPL Corp.	1,894	70,381
Southern Co.	2,549	241,569
TXNM Energy, Inc.	323	18,266
Xcel Energy, Inc.	1,760	141,944
		2,075,994
ELECTRICAL EQUIPMENT — 1.1%
Acuity, Inc.	78	26,862
AMETEK, Inc.	366	68,808
Eaton Corp. PLC	996	372,753
Emerson Electric Co.	1,305	171,190
EnerSys	5	565
GE Vernova, Inc.	1,293	795,066
Generac Holdings, Inc. (a)	35	5,859
Hubbell, Inc.	84	36,146
NEXTracker, Inc. Class A (a)	298	22,049
nVent Electric PLC	221	21,799
Powell Industries, Inc.	27	8,230

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Regal Rexnord Corp.	8	$1,148
Rockwell Automation, Inc.	344	120,238
Sensata Technologies Holding PLC	15	458
Sunrun, Inc. (a)	26	450
Vicor Corp. (a)	42	2,088
		1,653,709
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Advanced Energy Industries, Inc.	87	14,802
Amphenol Corp. Class A	5,167	639,416
Arlo Technologies, Inc. (a)	3	51
Arrow Electronics, Inc. (a)	70	8,470
Avnet, Inc.	77	4,025
Badger Meter, Inc.	76	13,572
Belden, Inc.	114	13,711
Benchmark Electronics, Inc.	69	2,660
CDW Corp.	17	2,708
Cognex Corp.	18	815
Coherent Corp. (a)	512	55,153
Corning, Inc.	2,728	223,778
Crane NXT Co.	18	1,207
CTS Corp.	21	839
ePlus, Inc.	4	284
Fabrinet (a)	118	43,025
Flex Ltd. (a)	1,636	94,839
Insight Enterprises, Inc. (a)	4	454
IPG Photonics Corp. (a)	21	1,663
Itron, Inc. (a)	150	18,684
Jabil, Inc.	511	110,974
Keysight Technologies, Inc. (a)	442	77,315
Knowles Corp. (a)	130	3,030
Littelfuse, Inc.	8	2,072
Novanta, Inc. (a)	25	2,504
OSI Systems, Inc. (a)	72	17,945
PC Connection, Inc.	7	434
Plexus Corp. (a)	43	6,222
Ralliant Corp.	126	5,510
Rogers Corp. (a)	2	161
Sanmina Corp. (a)	190	21,871
ScanSource, Inc. (a)	17	748
TD SYNNEX Corp.	174	28,492
TE Connectivity PLC	615	135,011
Teledyne Technologies, Inc. (a)	143	83,804
Trimble, Inc. (a)	960	78,384
TTM Technologies, Inc. (a)	485	27,936
Vishay Intertechnology, Inc.	13	199
Vontier Corp.	18	755
Zebra Technologies Corp. Class A (a)	21	6,240
		1,749,763
ENERGY EQUIPMENT & SERVICES — 0.1%
Archrock, Inc.	540	14,208
Atlas Energy Solutions, Inc.	225	2,558
Baker Hughes Co.	1,330	64,798
Bristow Group, Inc. (a)	65	2,345
Cactus, Inc. Class A	41	1,618
Security Description	Shares	Value
Core Laboratories, Inc. (b)	28	$346
Halliburton Co.	109	2,681
Helix Energy Solutions Group, Inc. (a)	9	59
Helmerich & Payne, Inc.	52	1,149
Innovex International, Inc. (a)	43	797
Liberty Energy, Inc.	18	222
NOV, Inc.	45	596
Oceaneering International, Inc. (a)	12	297
Patterson-UTI Energy, Inc.	48	249
RPC, Inc.	4	19
Schlumberger NV	183	6,290
Tidewater, Inc. (a)	16	853
Valaris Ltd. (a)	53	2,585
Weatherford International PLC	8	548
		102,218
ENTERTAINMENT — 2.5%
Cinemark Holdings, Inc.	295	8,266
Electronic Arts, Inc.	418	84,311
Live Nation Entertainment, Inc. (a)	711	116,177
Madison Square Garden Sports Corp. (a)	14	3,178
Netflix, Inc. (a)	2,018	2,419,421
Take-Two Interactive Software, Inc. (a)	767	198,162
TKO Group Holdings, Inc.	293	59,174
Walt Disney Co.	5,925	678,412
Warner Bros Discovery, Inc. (a)	8,140	158,974
Warner Music Group Corp. Class A	126	4,292
		3,730,367
FINANCIAL SERVICES — 4.1%
Apollo Global Management, Inc.	1,047	139,534
Berkshire Hathaway, Inc. Class B (a)	3,796	1,908,401
Corpay, Inc. (a)	163	46,954
Enact Holdings, Inc.	59	2,262
Equitable Holdings, Inc.	1,002	50,881
Essent Group Ltd.	112	7,119
Euronet Worldwide, Inc. (a)	56	4,917
EVERTEC, Inc.	36	1,216
Fidelity National Information Services, Inc.	961	63,368
Fiserv, Inc. (a)	880	113,458
Global Payments, Inc.	33	2,742
HA Sustainable Infrastructure Capital, Inc.	44	1,351
Jack Henry & Associates, Inc.	133	19,808
Jackson Financial, Inc. Class A	114	11,540
Mastercard, Inc. Class A	2,513	1,429,419
MGIC Investment Corp.	604	17,135
Mr. Cooper Group, Inc.	296	62,394
NCR Atleos Corp. (a)	26	1,022
NMI Holdings, Inc. (a)	143	5,483
Payoneer Global, Inc. (a)	1,211	7,326
PayPal Holdings, Inc. (a)	1,978	132,645
Radian Group, Inc.	148	5,360
Shift4 Payments, Inc. Class A (a) (b)	265	20,511
Visa, Inc. Class A	5,999	2,047,939

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Voya Financial, Inc.	106	$7,929
Walker & Dunlop, Inc.	27	2,258
Western Union Co. (b)	128	1,023
WEX, Inc. (a)	5	788
		6,114,783
FOOD PRODUCTS — 0.2%
Archer-Daniels-Midland Co.	179	10,693
Bunge Global SA	16	1,300
Cal-Maine Foods, Inc.	166	15,621
Campbell's Co. (b)	76	2,400
Conagra Brands, Inc.	58	1,062
Darling Ingredients, Inc. (a)	14	432
Flowers Foods, Inc.	20	261
Fresh Del Monte Produce, Inc.	48	1,667
General Mills, Inc.	202	10,185
Hershey Co.	54	10,101
Hormel Foods Corp.	372	9,203
Ingredion, Inc.	133	16,241
J&J Snack Foods Corp.	6	577
J.M. Smucker Co.	39	4,235
John B Sanfilippo & Son, Inc.	10	643
Kellanova	1,083	88,828
Kraft Heinz Co.	105	2,734
Lamb Weston Holdings, Inc.	69	4,007
Marzetti Co.	15	2,592
McCormick & Co., Inc.	278	18,601
Mondelez International, Inc. Class A	1,738	108,573
Pilgrim's Pride Corp.	174	7,085
Post Holdings, Inc. (a)	50	5,374
Simply Good Foods Co. (a)	68	1,688
Tootsie Roll Industries, Inc. (b)	47	1,970
TreeHouse Foods, Inc. (a)	53	1,071
Tyson Foods, Inc. Class A	244	13,249
		340,393
GAS UTILITIES — 0.1%
Atmos Energy Corp.	485	82,814
Chesapeake Utilities Corp.	37	4,984
MDU Resources Group, Inc.	609	10,846
National Fuel Gas Co.	412	38,056
New Jersey Resources Corp.	110	5,297
Northwest Natural Holding Co.	94	4,223
ONE Gas, Inc.	110	8,903
Southwest Gas Holdings, Inc.	67	5,249
Spire, Inc.	136	11,087
UGI Corp.	922	30,666
		202,125
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	13	908
Avis Budget Group, Inc. (a) (b)	77	12,364
CSX Corp.	1,605	56,994
Heartland Express, Inc.	50	419
Hertz Global Holdings, Inc. (a) (b)	34	231
JB Hunt Transport Services, Inc.	28	3,757
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	63	$2,489
Landstar System, Inc.	13	1,593
Marten Transport Ltd.	131	1,397
Norfolk Southern Corp.	361	108,448
Old Dominion Freight Line, Inc.	23	3,238
RXO, Inc. (a)	18	277
Ryder System, Inc.	94	17,732
Saia, Inc. (a)	11	3,293
Schneider National, Inc. Class B	98	2,074
Uber Technologies, Inc. (a)	8,888	870,757
Union Pacific Corp.	510	120,549
Werner Enterprises, Inc.	7	184
XPO, Inc. (a)	216	27,922
		1,234,626
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	5,724	766,673
Align Technology, Inc. (a)	10	1,252
Artivion, Inc. (a)	109	4,615
Avanos Medical, Inc. (a)	5	58
Baxter International, Inc.	51	1,161
Becton Dickinson & Co.	35	6,551
Boston Scientific Corp. (a)	6,334	618,388
CONMED Corp.	3	141
Cooper Cos., Inc. (a)	25	1,714
Dentsply Sirona, Inc.	42	533
Dexcom, Inc. (a)	1,292	86,939
Edwards Lifesciences Corp. (a)	1,789	139,130
Embecta Corp.	7	99
Enovis Corp. (a)	15	455
Envista Holdings Corp. (a)	463	9,431
GE HealthCare Technologies, Inc.	168	12,617
Glaukos Corp. (a)	21	1,712
Globus Medical, Inc. Class A (a)	41	2,348
Haemonetics Corp. (a)	44	2,145
Hologic, Inc. (a)	24	1,620
ICU Medical, Inc. (a)	39	4,678
IDEXX Laboratories, Inc. (a)	167	106,695
Inspire Medical Systems, Inc. (a)	12	890
Insulet Corp. (a)	319	98,485
Integer Holdings Corp. (a)	54	5,580
Integra LifeSciences Holdings Corp. (a)	7	100
Intuitive Surgical, Inc. (a)	1,094	489,270
Lantheus Holdings, Inc. (a)	9	462
LeMaitre Vascular, Inc.	23	2,013
LivaNova PLC (a)	59	3,090
Masimo Corp. (a)	203	29,953
Medtronic PLC	2,661	253,434
Merit Medical Systems, Inc. (a)	108	8,989
Neogen Corp. (a)	160	914
Omnicell, Inc. (a)	6	183
Penumbra, Inc. (a)	166	42,051
QuidelOrtho Corp. (a)	5	147
ResMed, Inc.	447	122,357
Solventum Corp. (a)	485	35,405
STAAR Surgical Co. (a)	5	134

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
STERIS PLC	131	$32,415
Stryker Corp.	1,050	388,153
Tandem Diabetes Care, Inc. (a)	9	109
Teleflex, Inc.	6	734
TransMedics Group, Inc. (a)	4	449
UFP Technologies, Inc. (a)	1	200
Zimmer Biomet Holdings, Inc.	73	7,190
		3,291,662
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Acadia Healthcare Co., Inc. (a)	50	1,238
AdaptHealth Corp. (a)	191	1,709
Addus HomeCare Corp. (a)	26	3,068
AMN Healthcare Services, Inc. (a)	21	407
Astrana Health, Inc. (a)	17	482
Cardinal Health, Inc.	1,089	170,929
Cencora, Inc.	637	199,082
Centene Corp. (a)	61	2,177
Chemed Corp.	5	2,239
Cigna Group	293	84,457
Concentra Group Holdings Parent, Inc.	92	1,926
CorVel Corp. (a)	29	2,245
CVS Health Corp.	3,242	244,414
DaVita, Inc. (a)	66	8,769
Elevance Health, Inc.	27	8,724
Encompass Health Corp.	333	42,298
Ensign Group, Inc.	108	18,659
HCA Healthcare, Inc.	299	127,434
HealthEquity, Inc. (a)	285	27,010
Henry Schein, Inc. (a)	136	9,026
Hims & Hers Health, Inc. (a)	943	53,487
Humana, Inc.	15	3,903
Labcorp Holdings, Inc.	255	73,200
McKesson Corp.	321	247,985
Molina Healthcare, Inc. (a)	20	3,827
National HealthCare Corp.	19	2,309
NeoGenomics, Inc. (a)	14	108
Option Care Health, Inc. (a)	296	8,217
Pediatrix Medical Group, Inc. (a)	467	7,822
Premier, Inc. Class A	77	2,141
Privia Health Group, Inc. (a)	268	6,673
Progyny, Inc. (a)	9	194
Quest Diagnostics, Inc.	368	70,133
RadNet, Inc. (a)	87	6,630
Select Medical Holdings Corp.	13	167
Tenet Healthcare Corp. (a)	226	45,887
U.S. Physical Therapy, Inc.	8	680
UnitedHealth Group, Inc.	111	38,328
Universal Health Services, Inc. Class B	21	4,293
		1,532,277
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	18	1,500
CareTrust REIT, Inc.	480	16,646
Healthcare Realty Trust, Inc. REIT	386	6,960
Healthpeak Properties, Inc. REIT	254	4,864
Security Description	Shares	Value
LTC Properties, Inc. REIT	4	$148
Medical Properties Trust, Inc. REIT	513	2,601
Omega Healthcare Investors, Inc. REIT	530	22,377
Sabra Health Care REIT, Inc.	769	14,334
Universal Health Realty Income Trust REIT	49	1,919
Ventas, Inc. REIT	1,157	80,978
Welltower, Inc. REIT	2,688	478,840
		631,167
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	135	1,650
Doximity, Inc. Class A (a)	569	41,622
HealthStream, Inc.	70	1,977
Schrodinger, Inc. (a)	45	903
		46,152
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	81	973
DiamondRock Hospitality Co. REIT	97	772
Host Hotels & Resorts, Inc. REIT	511	8,697
Park Hotels & Resorts, Inc. REIT (b)	28	310
Pebblebrook Hotel Trust REIT (b)	12	137
Ryman Hospitality Properties, Inc. REIT	34	3,046
Summit Hotel Properties, Inc. REIT	319	1,751
Sunstone Hotel Investors, Inc. REIT	102	956
Xenia Hotels & Resorts, Inc. REIT	82	1,125
		17,767
HOTELS, RESTAURANTS & LEISURE — 2.5%
Airbnb, Inc. Class A (a)	369	44,804
Aramark	800	30,720
BJ's Restaurants, Inc. (a) (b)	33	1,008
Bloomin' Brands, Inc.	9	65
Booking Holdings, Inc.	146	788,294
Boyd Gaming Corp.	201	17,377
Brinker International, Inc. (a)	213	26,983
Caesars Entertainment, Inc. (a)	41	1,108
Carnival Corp. (a)	4,742	137,091
Cava Group, Inc. (a) (b)	90	5,437
Cheesecake Factory, Inc. (b)	214	11,693
Chipotle Mexican Grill, Inc. (a)	2,138	83,788
Choice Hotels International, Inc. (b)	9	962
Churchill Downs, Inc.	25	2,425
Darden Restaurants, Inc.	501	95,370
Dave & Buster's Entertainment, Inc. (a)	10	182
Domino's Pizza, Inc.	63	27,198
DoorDash, Inc. Class A (a)	1,758	478,158
Expedia Group, Inc.	400	85,500
Golden Entertainment, Inc.	7	165
Hilton Grand Vacations, Inc. (a)	70	2,927
Hilton Worldwide Holdings, Inc.	783	203,142
Hyatt Hotels Corp. Class A (b)	17	2,413
Las Vegas Sands Corp.	639	34,372
Light & Wonder, Inc. (a)	30	2,518
Marriott International, Inc. Class A	694	180,745
Marriott Vacations Worldwide Corp.	4	266

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
McDonald's Corp.	1,483	$450,669
MGM Resorts International (a)	110	3,813
Monarch Casino & Resort, Inc.	5	529
Norwegian Cruise Line Holdings Ltd. (a)	818	20,147
Papa John's International, Inc. (b)	9	433
Penn Entertainment, Inc. (a)	163	3,139
Planet Fitness, Inc. Class A (a)	358	37,160
Pursuit Attractions & Hospitality, Inc. (a)	51	1,845
Royal Caribbean Cruises Ltd.	1,189	384,737
Sabre Corp. (a)	24	44
Shake Shack, Inc. Class A (a)	181	16,943
Six Flags Entertainment Corp. (a)	89	2,022
Starbucks Corp.	3,467	293,308
Texas Roadhouse, Inc.	107	17,778
Travel & Leisure Co.	139	8,269
Vail Resorts, Inc. (b)	8	1,197
Wendy's Co.	133	1,218
Wingstop, Inc. (b)	4	1,007
Wyndham Hotels & Resorts, Inc.	141	11,266
Wynn Resorts Ltd.	204	26,167
Yum! Brands, Inc.	645	98,040
		3,644,442
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	13	7,549
Century Communities, Inc.	3	190
Champion Homes, Inc. (a)	7	535
DR Horton, Inc.	33	5,592
Ethan Allen Interiors, Inc.	8	236
Garmin Ltd.	470	115,723
Green Brick Partners, Inc. (a)	22	1,625
Helen of Troy Ltd. (a)	2	50
Installed Building Products, Inc.	10	2,467
KB Home	41	2,609
La-Z-Boy, Inc.	15	515
Leggett & Platt, Inc.	14	124
Lennar Corp. Class A	26	3,277
LGI Homes, Inc. (a)	2	103
M/I Homes, Inc. (a)	3	433
Meritage Homes Corp.	9	652
Mohawk Industries, Inc. (a)	6	774
Newell Brands, Inc.	51	267
NVR, Inc. (a)	1	8,035
PulteGroup, Inc.	74	9,778
Somnigroup International, Inc.	681	57,429
Sonos, Inc. (a)	44	695
Taylor Morrison Home Corp. (a)	61	4,027
Toll Brothers, Inc.	35	4,835
TopBuild Corp. (a)	4	1,563
Tri Pointe Homes, Inc. (a)	11	374
Whirlpool Corp.	93	7,310
		236,767
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	31	915
Church & Dwight Co., Inc.	277	24,274
Clorox Co.	105	12,946
Security Description	Shares	Value
Colgate-Palmolive Co.	693	$55,398
Energizer Holdings, Inc.	12	299
Kimberly-Clark Corp.	365	45,384
Procter & Gamble Co.	3,147	483,537
WD-40 Co.	7	1,383
		624,136
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	89	1,171
Clearway Energy, Inc. Class A	148	3,986
Clearway Energy, Inc. Class C	267	7,543
Ormat Technologies, Inc.	122	11,742
Vistra Corp.	1,513	296,427
		320,869
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,622	251,702
Honeywell International, Inc.	1,469	309,225
		560,927
INDUSTRIAL REITs — 0.0% *
EastGroup Properties, Inc. REIT	32	5,416
First Industrial Realty Trust, Inc. REIT	80	4,118
Innovative Industrial Properties, Inc. REIT	4	214
LXP Industrial Trust REIT	200	1,792
Prologis, Inc. REIT	339	38,822
Rexford Industrial Realty, Inc. REIT	82	3,371
STAG Industrial, Inc. REIT	114	4,023
Terreno Realty Corp. REIT	38	2,157
		59,913
INSURANCE — 1.8%
Aflac, Inc.	1,010	112,817
Allstate Corp.	751	161,202
American Financial Group, Inc.	96	13,989
American International Group, Inc.	1,147	90,085
AMERISAFE, Inc.	8	351
Aon PLC Class A	395	140,849
Arch Capital Group Ltd.	410	37,199
Arthur J Gallagher & Co.	594	183,986
Assurant, Inc.	116	25,126
Assured Guaranty Ltd.	83	7,026
Brighthouse Financial, Inc. (a)	152	8,068
Brown & Brown, Inc.	582	54,586
Chubb Ltd.	682	192,495
Cincinnati Financial Corp.	362	57,232
CNO Financial Group, Inc.	206	8,147
Employers Holdings, Inc.	62	2,634
Erie Indemnity Co. Class A	9	2,864
Everest Group Ltd.	16	5,604
Fidelity National Financial, Inc.	414	25,043
First American Financial Corp.	163	10,471
Genworth Financial, Inc. (a)	688	6,123
Globe Life, Inc.	292	41,747
Goosehead Insurance, Inc. Class A	77	5,730
Hanover Insurance Group, Inc.	119	21,614

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Hartford Insurance Group, Inc.	659	$87,904
HCI Group, Inc.	37	7,102
Horace Mann Educators Corp.	135	6,098
Kemper Corp.	98	5,052
Kinsale Capital Group, Inc.	40	17,010
Lincoln National Corp.	313	12,623
Loews Corp.	403	40,457
Marsh & McLennan Cos., Inc.	542	109,229
Mercury General Corp.	49	4,154
MetLife, Inc.	1,032	85,006
Old Republic International Corp.	694	29,474
Palomar Holdings, Inc. (a)	99	11,558
Primerica, Inc.	68	18,876
Principal Financial Group, Inc.	277	22,966
ProAssurance Corp. (a)	135	3,239
Progressive Corp.	1,932	477,107
Prudential Financial, Inc.	130	13,486
Reinsurance Group of America, Inc.	25	4,803
RenaissanceRe Holdings Ltd.	78	19,807
RLI Corp.	92	6,000
Ryan Specialty Holdings, Inc.	224	12,625
Safety Insurance Group, Inc.	10	707
Selective Insurance Group, Inc.	47	3,810
SiriusPoint Ltd. (a)	299	5,409
Stewart Information Services Corp.	24	1,760
Travelers Cos., Inc.	747	208,577
Trupanion, Inc. (a)	152	6,579
United Fire Group, Inc.	52	1,582
Unum Group	647	50,324
W.R. Berkley Corp.	1,134	86,887
Willis Towers Watson PLC	182	62,872
		2,638,071
INTERACTIVE MEDIA & SERVICES — 7.4%
Alphabet, Inc. Class A	9,209	2,238,708
Alphabet, Inc. Class C	6,255	1,523,405
Cargurus, Inc. (a)	214	7,967
Cars.com, Inc. (a)	154	1,882
IAC, Inc. (a)	62	2,112
Match Group, Inc.	90	3,179
Meta Platforms, Inc. Class A	9,773	7,177,096
QuinStreet, Inc. (a)	64	990
Shutterstock, Inc.	68	1,418
TripAdvisor, Inc. (a) (b)	78	1,268
Yelp, Inc. (a)	2	63
Ziff Davis, Inc. (a)	62	2,362
ZoomInfo Technologies, Inc. (a)	30	327
		10,960,777
IT SERVICES — 1.1%
Accenture PLC Class A	382	94,201
Akamai Technologies, Inc. (a)	16	1,212
ASGN, Inc. (a)	36	1,705
Cognizant Technology Solutions Corp. Class A	782	52,449
DigitalOcean Holdings, Inc. (a)	54	1,845
DXC Technology Co. (a)	17	232
Security Description	Shares	Value
EPAM Systems, Inc. (a)	6	$905
Gartner, Inc. (a)	28	7,360
GoDaddy, Inc. Class A (a)	435	59,521
Grid Dynamics Holdings, Inc. (a)	298	2,297
International Business Machines Corp.	4,197	1,184,225
Kyndryl Holdings, Inc. (a)	1,022	30,691
Okta, Inc. (a)	306	28,060
VeriSign, Inc.	359	100,366
		1,565,069
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	57	4,474
Brunswick Corp.	42	2,656
Mattel, Inc. (a)	542	9,122
Polaris, Inc.	5	291
Sturm Ruger & Co., Inc.	52	2,260
Topgolf Callaway Brands Corp. (a)	70	665
YETI Holdings, Inc. (a)	51	1,692
		21,160
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	337	25,561
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Agilent Technologies, Inc.	105	13,477
Avantor, Inc. (a)	273	3,407
Azenta, Inc. (a)	6	172
BioLife Solutions, Inc. (a)	14	357
Bio-Rad Laboratories, Inc. Class A (a)	2	561
Bio-Techne Corp.	20	1,113
Bruker Corp.	72	2,339
Charles River Laboratories International, Inc. (a)	14	2,190
Danaher Corp.	78	15,464
Fortrea Holdings, Inc. (a)	10	84
Illumina, Inc. (a)	22	2,089
IQVIA Holdings, Inc. (a)	23	4,369
Medpace Holdings, Inc. (a)	3	1,543
Mettler-Toledo International, Inc. (a)	3	3,683
Repligen Corp. (a)	6	802
Revvity, Inc.	15	1,315
Sotera Health Co. (a)	102	1,604
Thermo Fisher Scientific, Inc.	46	22,311
Waters Corp. (a)	94	28,182
West Pharmaceutical Services, Inc.	9	2,361
		107,423
MACHINERY — 1.6%
AGCO Corp.	129	13,812
Alamo Group, Inc.	3	573
Albany International Corp. Class A	10	533
Astec Industries, Inc.	6	289
Caterpillar, Inc.	970	462,835
Chart Industries, Inc. (a)	46	9,207
CNH Industrial NV	2,669	28,959
Crane Co.	118	21,729
Cummins, Inc.	320	135,158
Deere & Co.	1,016	464,576

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Donaldson Co., Inc.	73	$5,975
Dover Corp.	151	25,191
Enerpac Tool Group Corp.	116	4,756
Enpro, Inc.	37	8,362
Esab Corp.	119	13,297
ESCO Technologies, Inc.	126	26,600
Federal Signal Corp.	112	13,327
Flowserve Corp.	210	11,159
Fortive Corp.	379	18,567
Franklin Electric Co., Inc.	14	1,333
Gates Industrial Corp. PLC (a)	701	17,399
Graco, Inc.	225	19,116
Greenbrier Cos., Inc.	59	2,724
Hillenbrand, Inc.	8	216
IDEX Corp.	39	6,348
Illinois Tool Works, Inc.	360	93,874
Ingersoll Rand, Inc.	148	12,228
ITT, Inc.	163	29,138
JBT Marel Corp.	141	19,803
Kadant, Inc.	7	2,083
Kennametal, Inc.	91	1,905
Lincoln Electric Holdings, Inc.	75	17,687
Lindsay Corp.	24	3,373
Middleby Corp. (a)	98	13,027
Mueller Industries, Inc.	230	23,255
Mueller Water Products, Inc. Class A	401	10,234
Nordson Corp.	8	1,816
Oshkosh Corp.	118	15,305
Otis Worldwide Corp.	722	66,012
PACCAR, Inc.	577	56,731
Parker-Hannifin Corp.	421	319,181
Pentair PLC	422	46,741
Proto Labs, Inc. (a)	47	2,351
RBC Bearings, Inc. (a)	103	40,200
Snap-on, Inc.	109	37,772
SPX Technologies, Inc. (a)	115	21,480
Standex International Corp.	16	3,390
Stanley Black & Decker, Inc.	19	1,412
Tennant Co.	3	243
Terex Corp.	56	2,873
Timken Co.	21	1,579
Titan International, Inc. (a)	13	98
Toro Co.	12	914
Trinity Industries, Inc.	29	813
Watts Water Technologies, Inc. Class A	71	19,829
Westinghouse Air Brake Technologies Corp.	564	113,065
Worthington Enterprises, Inc.	65	3,607
Xylem, Inc.	267	39,383
		2,333,443
MARINE — 0.0% *
Kirby Corp. (a)	33	2,754
Matson, Inc.	12	1,183
		3,937
Security Description	Shares	Value
MEDIA — 0.2%
Cable One, Inc.	1	$177
Charter Communications, Inc. Class A (a)	175	48,143
Comcast Corp. Class A	1,364	42,857
DoubleVerify Holdings, Inc. (a)	15	180
EchoStar Corp. Class A (a) (b)	517	39,478
Fox Corp. Class A	914	57,637
Fox Corp. Class B	633	36,265
Interpublic Group of Cos., Inc.	162	4,521
John Wiley & Sons, Inc. Class A	35	1,416
New York Times Co. Class A	257	14,752
News Corp. Class A	691	21,221
News Corp. Class B	379	13,094
Nexstar Media Group, Inc.	31	6,130
Omnicom Group, Inc.	24	1,957
Paramount Skydance Corp. Class B	400	7,568
Scholastic Corp.	12	329
TEGNA, Inc.	294	5,977
		301,702
METALS & MINING — 0.4%
Alcoa Corp.	93	3,059
Alpha Metallurgical Resources, Inc. (a)	4	656
Carpenter Technology Corp.	227	55,738
Century Aluminum Co. (a)	75	2,202
Cleveland-Cliffs, Inc. (a)	219	2,672
Commercial Metals Co.	39	2,234
Freeport-McMoRan, Inc.	1,578	61,889
Kaiser Aluminum Corp.	11	849
Materion Corp.	11	1,329
Metallus, Inc. (a)	4	66
MP Materials Corp. (a)	656	43,998
Newmont Corp.	3,344	281,933
Nucor Corp.	84	11,376
Reliance, Inc.	75	21,062
Royal Gold, Inc.	217	43,526
Steel Dynamics, Inc.	117	16,313
SunCoke Energy, Inc.	51	416
Warrior Met Coal, Inc.	7	445
Worthington Steel, Inc.	10	304
		550,067
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Adamas Trust, Inc. REIT	109	760
Annaly Capital Management, Inc. REIT	1,108	22,393
Apollo Commercial Real Estate Finance, Inc. REIT	339	3,434
Arbor Realty Trust, Inc. REIT	252	3,077
ARMOUR Residential REIT, Inc.	130	1,942
Blackstone Mortgage Trust, Inc. Class A REIT	529	9,739
Ellington Financial, Inc. REIT	101	1,311
Franklin BSP Realty Trust, Inc. REIT	176	1,911
KKR Real Estate Finance Trust, Inc. REIT	181	1,629

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	191	$2,342
Ready Capital Corp. REIT (b)	73	282
Redwood Trust, Inc. REIT	240	1,390
Two Harbors Investment Corp. REIT (b)	51	503
Starwood Property Trust, Inc. REIT	749	14,508
		65,221
MULTI-UTILITIES — 0.5%
Ameren Corp.	891	93,003
Avista Corp.	108	4,083
Black Hills Corp.	79	4,866
CenterPoint Energy, Inc.	2,469	95,797
CMS Energy Corp.	621	45,494
Consolidated Edison, Inc.	659	66,243
Dominion Energy, Inc.	1,770	108,271
DTE Energy Co.	431	60,956
NiSource, Inc.	1,551	67,158
Northwestern Energy Group, Inc.	57	3,341
Public Service Enterprise Group, Inc.	913	76,199
Sempra	716	64,426
Unitil Corp.	11	526
WEC Energy Group, Inc.	1,052	120,549
		810,912
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT	328	1,368
BXP, Inc. REIT	160	11,894
COPT Defense Properties REIT	124	3,603
Cousins Properties, Inc. REIT	348	10,071
Douglas Emmett, Inc. REIT	183	2,849
Easterly Government Properties, Inc. REIT	47	1,078
Highwoods Properties, Inc. REIT	197	6,269
JBG SMITH Properties REIT (b)	48	1,068
Kilroy Realty Corp. REIT (b)	143	6,042
SL Green Realty Corp. REIT	78	4,665
Vornado Realty Trust REIT	550	22,292
		71,199
OIL, GAS & CONSUMABLE FUELS — 1.5%
Antero Midstream Corp.	1,440	27,994
Antero Resources Corp. (a)	1,175	39,433
APA Corp.	71	1,724
California Resources Corp.	90	4,786
Chevron Corp.	1,638	254,365
Chord Energy Corp.	7	696
Civitas Resources, Inc.	10	325
CNX Resources Corp. (a)	477	15,321
Comstock Resources, Inc. (a)	450	8,924
ConocoPhillips	456	43,133
Coterra Energy, Inc.	1,024	24,218
Crescent Energy Co. Class A	23	205
CVR Energy, Inc. (a)	29	1,058
Devon Energy Corp.	81	2,840
Diamondback Energy, Inc.	23	3,291
Dorian LPG Ltd.	1	30
Security Description	Shares	Value
DT Midstream, Inc.	434	$49,068
EOG Resources, Inc.	598	67,048
EQT Corp.	2,703	147,124
Expand Energy Corp.	1,073	113,996
Exxon Mobil Corp.	3,634	409,733
HF Sinclair Corp.	17	890
Kinder Morgan, Inc.	7,786	220,422
Magnolia Oil & Gas Corp. Class A	104	2,482
Marathon Petroleum Corp.	263	50,691
Matador Resources Co.	8	359
Murphy Oil Corp.	17	483
Northern Oil & Gas, Inc. (b)	13	322
Occidental Petroleum Corp.	81	3,827
ONEOK, Inc.	839	61,222
Ovintiv, Inc.	30	1,211
Par Pacific Holdings, Inc. (a)	5	177
PBF Energy, Inc. Class A	10	302
Permian Resources Corp.	596	7,629
Phillips 66 Co.	152	20,675
Range Resources Corp.	788	29,660
REX American Resources Corp. (a)	4	122
SM Energy Co.	13	325
Talos Energy, Inc. (a)	10	96
Targa Resources Corp.	715	119,791
Texas Pacific Land Corp.	62	57,886
Valero Energy Corp.	117	19,920
Viper Energy, Inc. Class A	111	4,242
Vital Energy, Inc. (a)	2	34
Williams Cos., Inc.	5,215	330,370
World Kinect Corp.	90	2,336
Core Natural Resources, Inc.	13	1,085
		2,151,871
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	23	2,043
Sylvamo Corp.	4	177
		2,220
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	264	9,597
Coty, Inc. Class A (a)	325	1,313
Edgewell Personal Care Co.	16	326
elf Beauty, Inc. (a)	7	927
Estee Lauder Cos., Inc. Class A	45	3,965
Interparfums, Inc.	8	787
Kenvue, Inc.	4,921	79,868
USANA Health Sciences, Inc. (a)	8	220
		97,003
PHARMACEUTICALS — 1.0%
Amphastar Pharmaceuticals, Inc. (a)	4	107
ANI Pharmaceuticals, Inc. (a)	8	733
Bristol-Myers Squibb Co.	2,236	100,844
Collegium Pharmaceutical, Inc. (a)	52	1,819
Corcept Therapeutics, Inc. (a)	444	36,901
Eli Lilly & Co.	864	659,232
Harmony Biosciences Holdings, Inc. (a)	62	1,709

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Innoviva, Inc. (a)	231	$4,216
Jazz Pharmaceuticals PLC (a)	68	8,962
Johnson & Johnson	2,643	490,065
Ligand Pharmaceuticals, Inc. (a)	30	5,314
Merck & Co., Inc.	321	26,942
Organon & Co.	169	1,805
Pacira BioSciences, Inc. (a)	26	670
Perrigo Co. PLC	62	1,381
Pfizer, Inc.	2,082	53,049
Phibro Animal Health Corp. Class A	46	1,861
Prestige Consumer Healthcare, Inc. (a)	84	5,242
Supernus Pharmaceuticals, Inc. (a)	56	2,676
Viatris, Inc.	145	1,435
Zoetis, Inc.	163	23,850
		1,428,813
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a)	74	1,772
Automatic Data Processing, Inc.	1,139	334,297
Broadridge Financial Solutions, Inc.	273	65,020
CACI International, Inc. Class A (a)	35	17,457
Concentrix Corp. (b)	5	231
CSG Systems International, Inc.	105	6,760
Dayforce, Inc. (a)	96	6,613
Equifax, Inc.	106	27,192
ExlService Holdings, Inc. (a)	496	21,839
Exponent, Inc.	6	417
FTI Consulting, Inc. (a)	12	1,940
Genpact Ltd.	530	22,202
Heidrick & Struggles International, Inc.	84	4,181
Insperity, Inc.	11	541
Jacobs Solutions, Inc.	220	32,969
KBR, Inc.	18	851
Korn Ferry	99	6,928
Leidos Holdings, Inc.	267	50,452
ManpowerGroup, Inc.	73	2,767
Maximus, Inc.	22	2,010
Parsons Corp. (a)	6	498
Paychex, Inc.	744	94,309
Paycom Software, Inc.	196	40,795
Paylocity Holding Corp. (a)	116	18,475
Robert Half, Inc.	53	1,801
Science Applications International Corp.	18	1,789
Verisk Analytics, Inc.	358	90,041
Verra Mobility Corp. (a)	147	3,631
		857,778
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	896	141,174
CoStar Group, Inc. (a)	566	47,753
Cushman & Wakefield PLC (a)	85	1,353
eXp World Holdings, Inc. (b)	111	1,183
Jones Lang LaSalle, Inc. (a)	64	19,090
Kennedy-Wilson Holdings, Inc.	190	1,581
Marcus & Millichap, Inc.	48	1,409
Security Description	Shares	Value
St. Joe Co.	11	$544
		214,087
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	427	14,198
AvalonBay Communities, Inc. REIT	191	36,895
Camden Property Trust REIT	170	18,153
Centerspace REIT	2	118
Elme Communities REIT	252	4,249
Equity LifeStyle Properties, Inc. REIT	117	7,102
Equity Residential REIT	459	29,711
Essex Property Trust, Inc. REIT	102	27,301
Independence Realty Trust, Inc. REIT	256	4,196
Invitation Homes, Inc. REIT	626	18,361
Mid-America Apartment Communities, Inc. REIT	214	29,902
NexPoint Residential Trust, Inc. REIT	58	1,869
UDR, Inc. REIT	479	17,847
Veris Residential, Inc. REIT	55	836
		210,738
RETAIL REITs — 0.2%
Acadia Realty Trust REIT (b)	48	967
Agree Realty Corp. REIT	201	14,279
Brixmor Property Group, Inc. REIT	486	13,453
Curbline Properties Corp. REIT	268	5,976
Federal Realty Investment Trust REIT	28	2,837
Getty Realty Corp. REIT	47	1,261
Kimco Realty Corp. REIT	908	19,840
Kite Realty Group Trust REIT	291	6,489
Macerich Co. REIT	401	7,298
NNN REIT, Inc.	206	8,769
Phillips Edison & Co., Inc. REIT	169	5,802
Realty Income Corp. REIT	1,433	87,112
Regency Centers Corp. REIT	299	21,797
Saul Centers, Inc. REIT	1	32
Simon Property Group, Inc. REIT	562	105,471
SITE Centers Corp. REIT	112	1,009
Tanger, Inc. REIT	207	7,005
Urban Edge Properties REIT	107	2,190
Whitestone REIT	172	2,112
		313,699
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.2%
Advanced Micro Devices, Inc. (a)	1,781	288,148
Allegro MicroSystems, Inc. (a)	527	15,388
Alpha & Omega Semiconductor Ltd. (a)	48	1,342
Amkor Technology, Inc.	16	454
Analog Devices, Inc.	787	193,366
Applied Materials, Inc.	297	60,808
Axcelis Technologies, Inc. (a)	12	1,172
Broadcom, Inc.	22,338	7,369,530
CEVA, Inc. (a)	2	53
Cirrus Logic, Inc. (a)	20	2,506
Cohu, Inc. (a)	58	1,179
Diodes, Inc. (a)	47	2,501

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Enphase Energy, Inc. (a)	19	$672
First Solar, Inc. (a)	15	3,308
FormFactor, Inc. (a)	11	401
Ichor Holdings Ltd. (a)	72	1,261
Impinj, Inc. (a)	3	542
Intel Corp. (a)	528	17,714
KLA Corp.	242	261,021
Kulicke & Soffa Industries, Inc.	18	732
Lam Research Corp.	2,312	309,577
Lattice Semiconductor Corp. (a)	13	953
MACOM Technology Solutions Holdings, Inc. (a)	239	29,753
MaxLinear, Inc. (a)	61	981
Microchip Technology, Inc.	197	12,651
Micron Technology, Inc.	2,319	388,015
MKS, Inc.	9	1,114
Monolithic Power Systems, Inc.	20	18,413
NVIDIA Corp.	86,169	16,077,412
NXP Semiconductors NV	92	20,951
ON Semiconductor Corp. (a)	50	2,465
Onto Innovation, Inc. (a)	7	905
PDF Solutions, Inc. (a)	52	1,343
Penguin Solutions, Inc. (a)	17	447
Photronics, Inc. (a)	54	1,239
Power Integrations, Inc.	6	241
Qorvo, Inc. (a)	13	1,184
QUALCOMM, Inc.	657	109,298
Rambus, Inc. (a)	354	36,887
Semtech Corp. (a)	349	24,936
Silicon Laboratories, Inc. (a)	99	12,982
SiTime Corp. (a)	99	29,830
Skyworks Solutions, Inc.	22	1,694
SolarEdge Technologies, Inc. (a)	6	222
Synaptics, Inc. (a)	20	1,367
Teradyne, Inc.	22	3,028
Texas Instruments, Inc.	1,441	264,755
Ultra Clean Holdings, Inc. (a)	31	845
Universal Display Corp.	18	2,585
Veeco Instruments, Inc. (a)	8	243
		25,578,414
SOFTWARE — 12.8%
A10 Networks, Inc.	112	2,033
ACI Worldwide, Inc. (a)	192	10,132
Adeia, Inc.	132	2,218
Adobe, Inc. (a)	52	18,343
Agilysys, Inc. (a)	8	842
Alarm.com Holdings, Inc. (a)	25	1,327
Appfolio, Inc. Class A (a)	21	5,789
Autodesk, Inc. (a)	705	223,957
Bill Holdings, Inc. (a)	12	636
Blackbaud, Inc. (a)	4	257
BlackLine, Inc. (a)	132	7,009
Box, Inc. Class A (a)	443	14,296
Cadence Design Systems, Inc. (a)	633	222,348
Cleanspark, Inc. (a)	32	464
Clear Secure, Inc. Class A	306	10,214
Security Description	Shares	Value
Commvault Systems, Inc. (a)	102	$19,256
Crowdstrike Holdings, Inc. Class A (a)	1,185	581,100
Docusign, Inc. (a)	815	58,753
Dolby Laboratories, Inc. Class A	48	3,474
Dropbox, Inc. Class A (a)	505	15,256
Dynatrace, Inc. (a)	988	47,869
Fair Isaac Corp. (a)	57	85,302
Fortinet, Inc. (a)	3,024	254,258
Gen Digital, Inc.	1,266	35,942
Guidewire Software, Inc. (a)	379	87,117
InterDigital, Inc. (b)	125	43,154
Intuit, Inc.	853	582,522
LiveRamp Holdings, Inc. (a)	7	190
Manhattan Associates, Inc. (a)	8	1,640
MARA Holdings, Inc. (a) (b)	217	3,962
Microsoft Corp.	20,819	10,783,201
N-able, Inc. (a)	149	1,162
NCR Voyix Corp. (a)	205	2,573
Oracle Corp.	7,467	2,100,019
Palantir Technologies, Inc. Class A (a)	10,801	1,970,318
Palo Alto Networks, Inc. (a)	2,182	444,299
Pegasystems, Inc.	381	21,908
Progress Software Corp. (a)	36	1,581
PTC, Inc. (a)	131	26,596
Qualys, Inc. (a)	7	926
Roper Technologies, Inc.	171	85,276
Salesforce, Inc.	1,756	416,172
ServiceNow, Inc. (a)	682	627,631
Sprinklr, Inc. Class A (a)	42	324
SPS Commerce, Inc. (a)	5	521
Synopsys, Inc. (a)	113	55,753
Teradata Corp. (a)	75	1,613
Tyler Technologies, Inc. (a)	69	36,098
Workday, Inc. Class A (a)	343	82,570
		18,998,201
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	743	142,894
Crown Castle, Inc. REIT	479	46,219
CubeSmart REIT	139	5,652
Digital Realty Trust, Inc. REIT	889	153,690
EPR Properties REIT	327	18,969
Equinix, Inc. REIT	131	102,604
Extra Space Storage, Inc. REIT	234	32,980
Four Corners Property Trust, Inc. REIT	159	3,880
Gaming & Leisure Properties, Inc. REIT	302	14,076
Iron Mountain, Inc. REIT	396	40,368
Lamar Advertising Co. Class A REIT	119	14,568
Millrose Properties, Inc. REIT	308	10,352
National Storage Affiliates Trust REIT	26	786
Outfront Media, Inc. REIT	253	4,635
PotlatchDeltic Corp. REIT	43	1,752
Public Storage REIT	212	61,236
Rayonier, Inc. REIT	59	1,566
Safehold, Inc. REIT	75	1,162
SBA Communications Corp. REIT	197	38,090

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
VICI Properties, Inc. REIT	1,935	$63,100
Weyerhaeuser Co. REIT	266	6,594
		765,173
SPECIALTY RETAIL — 1.3%
Abercrombie & Fitch Co. Class A (a)	7	599
Academy Sports & Outdoors, Inc.	56	2,801
Advance Auto Parts, Inc. (b)	7	430
American Eagle Outfitters, Inc.	18	308
Asbury Automotive Group, Inc. (a)	11	2,689
AutoNation, Inc. (a)	41	8,969
AutoZone, Inc. (a)	43	184,480
Bath & Body Works, Inc.	89	2,293
Best Buy Co., Inc.	71	5,369
Boot Barn Holdings, Inc. (a)	40	6,629
Buckle, Inc.	68	3,989
Burlington Stores, Inc. (a)	24	6,108
Caleres, Inc.	68	887
CarMax, Inc. (a)	56	2,513
Chewy, Inc. Class A (a)	1,048	42,391
Dick's Sporting Goods, Inc.	49	10,889
Five Below, Inc. (a)	262	40,531
Floor & Decor Holdings, Inc. Class A (a)	14	1,032
GameStop Corp. Class A (a)	746	20,351
Gap, Inc.	301	6,438
Group 1 Automotive, Inc.	35	15,313
Guess?, Inc.	52	869
Home Depot, Inc.	1,334	540,523
Lithia Motors, Inc.	79	24,964
Lowe's Cos., Inc.	341	85,697
MarineMax, Inc. (a)	2	51
Monro, Inc. (b)	10	180
Murphy USA, Inc.	7	2,718
National Vision Holdings, Inc. (a)	357	10,421
O'Reilly Automotive, Inc. (a)	2,400	258,744
Penske Automotive Group, Inc.	15	2,609
RH (a)	10	2,031
Ross Stores, Inc.	201	30,630
Sally Beauty Holdings, Inc. (a)	36	586
Shoe Carnival, Inc.	2	41
Signet Jewelers Ltd.	5	480
Sonic Automotive, Inc. Class A	51	3,880
TJX Cos., Inc.	2,316	334,755
Tractor Supply Co.	721	41,003
Ulta Beauty, Inc. (a)	149	81,466
Upbound Group, Inc.	44	1,040
Urban Outfitters, Inc. (a)	217	15,500
Valvoline, Inc. (a)	88	3,160
Victoria's Secret & Co. (a)	126	3,420
Williams-Sonoma, Inc.	225	43,976
		1,853,753
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	9,036	2,300,837
Corsair Gaming, Inc. (a)	106	946
Dell Technologies, Inc. Class C	548	77,690
Security Description	Shares	Value
Hewlett Packard Enterprise Co.	2,084	$51,183
HP, Inc.	115	3,132
NetApp, Inc.	78	9,240
Pure Storage, Inc. Class A (a)	341	28,579
Sandisk Corp. (a)	461	51,724
Seagate Technology Holdings PLC	907	214,106
Super Micro Computer, Inc. (a) (b)	65	3,116
Western Digital Corp.	1,150	138,069
		2,878,622
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	57	1,135
Carter's, Inc.	55	1,552
Columbia Sportswear Co.	26	1,360
Crocs, Inc. (a)	23	1,922
Deckers Outdoor Corp. (a)	19	1,926
G-III Apparel Group Ltd. (a)	14	373
Hanesbrands, Inc. (a)	43	283
Kontoor Brands, Inc.	77	6,142
Lululemon Athletica, Inc. (a)	68	12,099
NIKE, Inc. Class B	1,294	90,231
Oxford Industries, Inc.	51	2,068
PVH Corp.	23	1,927
Ralph Lauren Corp.	170	53,305
Steven Madden Ltd.	9	301
Tapestry, Inc.	990	112,088
Under Armour, Inc. Class A (a) (b)	8	40
Under Armour, Inc. Class C (a) (b)	56	270
VF Corp.	40	577
Wolverine World Wide, Inc.	247	6,778
		294,377
TOBACCO — 1.0%
Altria Group, Inc.	5,551	366,699
Philip Morris International, Inc.	7,029	1,140,104
Universal Corp.	55	3,073
		1,509,876
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	291	18,522
Applied Industrial Technologies, Inc.	70	18,273
Boise Cascade Co.	16	1,237
Core & Main, Inc. Class A (a)	393	21,155
DNOW, Inc. (a)	109	1,662
DXP Enterprises, Inc. (a)	61	7,263
Fastenal Co.	3,501	171,689
GATX Corp.	75	13,110
MSC Industrial Direct Co., Inc. Class A	4	369
Rush Enterprises, Inc. Class A	82	4,385
United Rentals, Inc.	72	68,736
Watsco, Inc.	22	8,895
WESCO International, Inc.	87	18,400
WW Grainger, Inc.	80	76,237
		429,933
WATER UTILITIES — 0.0% *
American States Water Co.	10	733
American Water Works Co., Inc.	214	29,787

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
California Water Service Group	9	$413
Essential Utilities, Inc.	221	8,818
H2O America	5	243
Middlesex Water Co.	16	866
		40,860
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	10	86
Telephone & Data Systems, Inc.	428	16,795
T-Mobile U.S., Inc.	1,572	376,306
		393,187
TOTAL COMMON STOCKS (Cost $103,461,267)		148,406,754
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	81,412	81,412
State Street Navigator Securities Lending Portfolio II (c) (f)	86,174	86,174
TOTAL SHORT-TERM INVESTMENTS (Cost $167,586)		167,586
TOTAL INVESTMENTS — 100.0% (Cost $103,628,853)		148,574,340
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(51,331)
NET ASSETS — 100.0%		$148,523,009

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$148,406,754	$—	$—	$148,406,754
Short-Term Investments	167,586	—	—	167,586
TOTAL INVESTMENTS	$148,574,340	$—	$—	$148,574,340

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	937	$99,641	$7,927	$5,694	$1,878	$6,922	954	$110,674	$712
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,170	30,170	655,184	603,942	—	—	81,412	81,412	1,085
State Street Navigator Securities Lending Portfolio II	127,829	127,829	1,114,976	1,156,631	—	—	86,174	86,174	132
Total		$257,640	$1,778,087	$1,766,267	$1,878	$6,922		$278,260	$1,929
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	489	$43,849
AeroVironment, Inc. (a)	105	33,063
ATI, Inc. (a)	1,036	84,268
Axon Enterprise, Inc. (a)	122	87,552
Boeing Co. (a)	3,304	713,102
BWX Technologies, Inc.	515	94,951
Curtiss-Wright Corp.	199	108,045
General Dynamics Corp.	2,933	1,000,153
General Electric Co.	3,385	1,018,276
Hexcel Corp.	515	32,291
Howmet Aerospace, Inc.	615	120,681
Huntington Ingalls Industries, Inc.	874	251,633
Kratos Defense & Security Solutions, Inc. (a)	854	78,030
L3Harris Technologies, Inc.	2,173	663,656
Lockheed Martin Corp.	2,853	1,424,246
Mercury Systems, Inc. (a)	491	38,003
Moog, Inc. Class A	291	60,432
National Presto Industries, Inc.	75	8,411
Northrop Grumman Corp.	1,258	766,525
RTX Corp.	13,399	2,242,055
Textron, Inc.	2,518	212,746
TransDigm Group, Inc.	91	119,940
Woodward, Inc.	310	78,340
		9,280,248
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	2,182	288,897
Expeditors International of Washington, Inc.	1,291	158,264
FedEx Corp.	4,993	1,177,399
Forward Air Corp. (a) (b)	812	20,820
GXO Logistics, Inc. (a)	2,687	142,115
Hub Group, Inc. Class A	2,690	92,644
United Parcel Service, Inc. Class B	32,870	2,745,631
		4,625,770
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	5,458	271,699
Allegiant Travel Co. (a) (b)	598	36,340
American Airlines Group, Inc. (a) (b)	29,212	328,343
Delta Air Lines, Inc.	29,248	1,659,824
JetBlue Airways Corp. (a)	12,765	62,804
SkyWest, Inc. (a)	1,001	100,721
Southwest Airlines Co.	9,815	313,197
Sun Country Airlines Holdings, Inc. (a)	1,756	20,738
United Airlines Holdings, Inc. (a)	14,604	1,409,286
		4,202,952
AUTO COMPONENTS — 0.5%
Adient PLC (a)	3,823	92,058
American Axle & Manufacturing Holdings, Inc. (a)	6,026	36,216
Aptiv PLC (a)	9,750	840,645
Security Description	Shares	Value
Autoliv, Inc.	3,171	$391,619
BorgWarner, Inc.	9,718	427,203
Dana, Inc.	5,427	108,757
Dorman Products, Inc. (a)	310	48,323
Fox Factory Holding Corp. (a)	1,849	44,912
Gentex Corp.	3,125	88,438
Gentherm, Inc. (a)	874	29,768
Goodyear Tire & Rubber Co. (a)	12,863	96,215
LCI Industries	1,123	104,607
Lear Corp.	2,373	238,748
Patrick Industries, Inc.	760	78,607
Phinia, Inc.	1,813	104,211
Standard Motor Products, Inc.	865	35,309
Visteon Corp.	1,233	147,787
XPEL, Inc. (a)	52	1,720
		2,915,143
AUTOMOBILES — 1.7%
Ford Motor Co.	174,952	2,092,426
General Motors Co.	42,746	2,606,224
Harley-Davidson, Inc.	5,091	142,039
Tesla, Inc. (a)	8,955	3,982,467
Thor Industries, Inc.	2,362	244,916
Winnebago Industries, Inc.	1,265	42,301
		9,110,373
BANKS — 7.8%
Ameris Bancorp	1,468	107,619
Associated Banc-Corp.	3,693	94,947
Atlantic Union Bankshares Corp.	1,805	63,698
Axos Financial, Inc. (a)	975	82,534
Banc of California, Inc.	5,772	95,527
BancFirst Corp.	359	45,396
Bancorp, Inc. (a)	429	32,128
Bank of America Corp.	155,385	8,016,312
Bank of Hawaii Corp.	738	48,442
Bank OZK	4,687	238,943
BankUnited, Inc.	3,176	121,196
Banner Corp.	778	50,959
Beacon Financial Corp.	1,574	37,320
Cadence Bank	4,142	155,491
Capitol Federal Financial, Inc.	5,194	32,982
Cathay General Bancorp	1,602	76,912
Central Pacific Financial Corp.	610	18,507
Citigroup, Inc.	41,977	4,260,666
Citizens Financial Group, Inc.	19,411	1,031,889
City Holding Co.	228	28,242
Columbia Banking System, Inc.	13,237	340,720
Comerica, Inc.	2,954	202,408
Commerce Bancshares, Inc.	1,415	84,560
Community Financial System, Inc.	970	56,881
Cullen/Frost Bankers, Inc.	886	112,318
Customers Bancorp, Inc. (a)	668	43,667
CVB Financial Corp.	3,211	60,720
Dime Community Bancshares, Inc.	893	26,638
Eagle Bancorp, Inc.	1,402	28,348
East West Bancorp, Inc.	2,585	275,173

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
FB Financial Corp.	844	$47,045
Fifth Third Bancorp	12,450	554,648
First BanCorp	3,072	67,738
First Bancorp/Southern Pines NC	868	45,909
First Commonwealth Financial Corp.	2,442	41,636
First Financial Bancorp	2,148	54,237
First Financial Bankshares, Inc.	1,355	45,596
First Hawaiian, Inc.	3,145	78,090
First Horizon Corp.	11,537	260,852
Flagstar Financial, Inc.	13,907	160,626
FNB Corp.	15,972	257,309
Fulton Financial Corp.	4,413	82,214
Glacier Bancorp, Inc.	1,743	84,832
Hancock Whitney Corp.	2,104	131,731
Hanmi Financial Corp.	1,134	27,998
Heritage Financial Corp.	776	18,771
Hilltop Holdings, Inc.	2,106	70,383
Home BancShares, Inc.	3,404	96,333
Hope Bancorp, Inc.	5,444	58,632
Huntington Bancshares, Inc.	32,803	566,508
Independent Bank Corp.	1,030	71,245
International Bancshares Corp.	1,320	90,750
JPMorgan Chase & Co.	25,615	8,079,739
KeyCorp	21,254	397,237
Lakeland Financial Corp.	289	18,554
M&T Bank Corp.	3,564	704,318
National Bank Holdings Corp. Class A	1,000	38,640
NBT Bancorp, Inc.	875	36,540
Northwest Bancshares, Inc.	6,413	79,457
OFG Bancorp	969	42,142
Old National Bancorp	5,906	129,637
Park National Corp.	232	37,707
Pathward Financial, Inc.	484	35,821
Pinnacle Financial Partners, Inc.	1,137	106,639
PNC Financial Services Group, Inc.	9,028	1,813,996
Preferred Bank	276	24,948
Prosperity Bancshares, Inc.	2,143	142,188
Provident Financial Services, Inc.	2,936	56,606
Regions Financial Corp.	20,496	540,480
Renasant Corp.	1,270	46,850
S&T Bancorp, Inc.	1,128	42,402
Seacoast Banking Corp. of Florida	1,752	53,313
ServisFirst Bancshares, Inc.	503	40,507
Simmons First National Corp. Class A	6,349	121,710
Southside Bancshares, Inc.	1,357	38,335
Southstate Bank Corp.	1,501	148,404
Stellar Bancorp, Inc.	1,213	36,802
Synovus Financial Corp.	3,161	155,142
Texas Capital Bancshares, Inc. (a)	853	72,104
Tompkins Financial Corp.	285	18,870
Triumph Financial, Inc. (a)	257	12,860
Truist Financial Corp.	57,892	2,646,822
TrustCo Bank Corp.	696	25,265
Trustmark Corp.	1,710	67,716
Security Description	Shares	Value
U.S. Bancorp	35,570	$1,719,098
UMB Financial Corp.	629	74,442
United Bankshares, Inc.	3,212	119,519
United Community Banks, Inc.	2,696	84,520
Valley National Bancorp	21,850	231,610
Veritex Holdings, Inc.	1,236	41,443
WaFd, Inc.	1,838	55,673
Webster Financial Corp.	3,870	230,033
Wells Fargo & Co.	44,493	3,729,403
Westamerica BanCorp	487	24,345
Western Alliance Bancorp	1,505	130,514
Wintrust Financial Corp.	1,235	163,563
WSFS Financial Corp.	969	52,258
Zions Bancorp NA	3,340	188,977
		41,441,375
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	168	35,519
Brown-Forman Corp. Class B	8,086	218,969
Celsius Holdings, Inc. (a)	804	46,222
Coca-Cola Co.	23,095	1,531,660
Coca-Cola Consolidated, Inc.	647	75,802
Constellation Brands, Inc. Class A	1,802	242,675
Keurig Dr. Pepper, Inc.	18,568	473,670
MGP Ingredients, Inc.	615	14,877
Molson Coors Beverage Co. Class B	7,635	345,484
Monster Beverage Corp. (a)	2,114	142,293
National Beverage Corp. (a)	1,040	38,397
PepsiCo, Inc.	12,785	1,795,525
		4,961,093
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	5,426	1,256,336
ACADIA Pharmaceuticals, Inc. (a)	888	18,950
ADMA Biologics, Inc. (a)	574	8,415
Alkermes PLC (a)	1,247	37,410
Amgen, Inc.	3,213	906,709
Arcus Biosciences, Inc. (a)	1,264	17,190
Arrowhead Pharmaceuticals, Inc. (a)	322	11,106
Biogen, Inc. (a)	3,309	463,525
BioMarin Pharmaceutical, Inc. (a)	1,115	60,388
Catalyst Pharmaceuticals, Inc. (a)	567	11,170
Cytokinetics, Inc. (a) (b)	215	11,816
Dynavax Technologies Corp. (a)	965	9,582
Exelixis, Inc. (a)	1,617	66,782
Gilead Sciences, Inc.	9,207	1,021,977
GRAIL, Inc. (a)	1	59
Halozyme Therapeutics, Inc. (a)	602	44,151
Incyte Corp. (a)	1,628	138,071
Krystal Biotech, Inc. (a)	73	12,887
Moderna, Inc. (a)	15,046	388,638
Myriad Genetics, Inc. (a)	977	7,064
Neurocrine Biosciences, Inc. (a)	801	112,444
Protagonist Therapeutics, Inc. (a)	305	20,261
Regeneron Pharmaceuticals, Inc.	1,194	671,350
Roivant Sciences Ltd. (a)	18,412	278,573

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sarepta Therapeutics, Inc. (a)	422	$8,132
TG Therapeutics, Inc. (a)	205	7,406
United Therapeutics Corp. (a)	544	228,050
Vericel Corp. (a)	63	1,983
Vertex Pharmaceuticals, Inc. (a)	1,103	431,979
Vir Biotechnology, Inc. (a)	3,455	19,728
Xencor, Inc. (a)	579	6,792
		6,278,924
BROADLINE RETAIL — 3.4%
Amazon.com, Inc. (a)	78,999	17,345,811
eBay, Inc.	5,544	504,227
Etsy, Inc. (a)	1,037	68,846
Kohl's Corp.	4,647	71,424
Macy's, Inc.	12,876	230,867
Ollie's Bargain Outlet Holdings, Inc. (a)	192	24,653
		18,245,828
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,362	99,984
AAON, Inc. (b)	203	18,968
Advanced Drainage Systems, Inc.	515	71,431
Allegion PLC	526	93,286
American Woodmark Corp. (a)	680	45,397
Apogee Enterprises, Inc.	347	15,119
Armstrong World Industries, Inc.	238	46,650
AZZ, Inc.	314	34,267
Builders FirstSource, Inc. (a)	2,597	314,886
Carlisle Cos., Inc.	318	104,609
Carrier Global Corp.	5,878	350,917
CSW Industrials, Inc.	48	11,652
Fortune Brands Innovations, Inc.	1,706	91,083
Gibraltar Industries, Inc. (a)	557	34,980
Griffon Corp.	433	32,973
Hayward Holdings, Inc. (a)	2,305	34,852
Insteel Industries, Inc.	340	13,036
Johnson Controls International PLC	6,561	721,382
Lennox International, Inc.	163	86,286
Masco Corp.	2,106	148,241
Masterbrand, Inc. (a)	5,780	76,123
Owens Corning	1,584	224,073
Quanex Building Products Corp.	1,308	18,600
Resideo Technologies, Inc. (a)	6,524	281,706
Simpson Manufacturing Co., Inc.	303	50,740
Trane Technologies PLC	1,139	480,612
Trex Co., Inc. (a)	511	26,403
UFP Industries, Inc.	1,364	127,520
Zurn Elkay Water Solutions Corp.	1,040	48,911
		3,704,687
CAPITAL MARKETS — 3.5%
Acadian Asset Management, Inc.	593	28,559
Affiliated Managers Group, Inc.	660	157,364
Ameriprise Financial, Inc.	877	430,826
Artisan Partners Asset Management, Inc. Class A	1,579	68,529
Security Description	Shares	Value
Bank of New York Mellon Corp.	9,864	$1,074,781
BGC Group, Inc. Class A	3,804	35,986
Blackrock, Inc.	1,075	1,253,310
Blackstone, Inc.	3,827	653,843
Carlyle Group, Inc.	5,939	372,375
Cboe Global Markets, Inc.	535	131,209
Charles Schwab Corp.	10,203	974,080
CME Group, Inc.	1,843	497,960
Cohen & Steers, Inc.	359	23,554
Donnelley Financial Solutions, Inc. (a)	577	29,675
Evercore, Inc. Class A	420	141,674
FactSet Research Systems, Inc.	159	45,552
Federated Hermes, Inc.	1,481	76,908
Franklin Resources, Inc.	13,774	318,593
Goldman Sachs Group, Inc.	4,204	3,347,855
Hamilton Lane, Inc. Class A	225	30,328
Houlihan Lokey, Inc.	370	75,968
Interactive Brokers Group, Inc. Class A	5,997	412,654
Intercontinental Exchange, Inc.	2,987	503,250
Invesco Ltd.	19,898	456,460
Janus Henderson Group PLC	5,551	247,075
Jefferies Financial Group, Inc.	3,961	259,129
KKR & Co., Inc.	3,970	515,902
MarketAxess Holdings, Inc.	212	36,941
Moelis & Co. Class A	688	49,068
Moody's Corp.	366	174,392
Morgan Stanley	16,851	2,678,635
Morningstar, Inc.	150	34,802
MSCI, Inc.	197	111,780
Nasdaq, Inc.	3,337	295,158
Northern Trust Corp.	3,574	481,060
Piper Sandler Cos.	116	40,251
PJT Partners, Inc. Class A	265	47,098
Raymond James Financial, Inc.	1,699	293,247
S&P Global, Inc.	1,354	659,005
SEI Investments Co.	1,017	86,292
State Street Corp. (c)	5,321	617,289
StepStone Group, Inc. Class A	335	21,879
Stifel Financial Corp.	1,546	175,425
StoneX Group, Inc. (a)	1,945	196,289
T. Rowe Price Group, Inc.	5,015	514,740
Virtu Financial, Inc. Class A	1,822	64,681
Virtus Investment Partners, Inc.	290	55,109
WisdomTree, Inc. (b)	978	13,594
		18,810,134
CHEMICALS — 1.5%
AdvanSix, Inc.	1,116	21,628
Air Products & Chemicals, Inc.	1,615	440,443
Albemarle Corp.	2,648	214,700
Ashland, Inc.	1,062	50,880
Avient Corp.	2,063	67,976
Axalta Coating Systems Ltd. (a)	2,392	68,459
Balchem Corp.	164	24,610
Cabot Corp.	1,006	76,506

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Celanese Corp.	4,863	$204,635
CF Industries Holdings, Inc.	3,685	330,544
Chemours Co. (b)	6,647	105,288
Corteva, Inc.	6,815	460,898
Dow, Inc.	31,890	731,238
DuPont de Nemours, Inc.	5,742	447,302
Eastman Chemical Co.	2,598	163,804
Ecolab, Inc.	1,291	353,553
Element Solutions, Inc.	2,583	65,014
FMC Corp.	5,536	186,176
Hawkins, Inc.	108	19,734
HB Fuller Co.	1,013	60,051
Ingevity Corp. (a)	631	34,825
Innospec, Inc.	307	23,688
International Flavors & Fragrances, Inc.	4,722	290,592
Koppers Holdings, Inc.	890	24,920
Linde PLC	2,474	1,175,150
LyondellBasell Industries NV Class A	11,507	564,303
Minerals Technologies, Inc.	804	49,944
Mosaic Co.	14,107	489,231
NewMarket Corp.	111	91,931
Olin Corp.	5,145	128,573
PPG Industries, Inc.	2,681	281,800
Quaker Chemical Corp.	305	40,184
RPM International, Inc.	945	111,397
Scotts Miracle-Gro Co.	1,907	108,604
Sensient Technologies Corp.	400	37,540
Sherwin-Williams Co.	1,003	347,299
Stepan Co.	948	45,220
Westlake Corp.	1,401	107,961
		8,046,601
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	2,629	121,249
Brady Corp. Class A	412	32,148
Brink's Co.	629	73,505
Cintas Corp.	840	172,418
Clean Harbors, Inc. (a)	501	116,342
Copart, Inc. (a)	4,484	201,646
CoreCivic, Inc. (a)	1,514	30,810
Deluxe Corp.	2,006	38,836
Enviri Corp. (a)	4,059	51,509
GEO Group, Inc. (a)	995	20,388
Healthcare Services Group, Inc. (a)	3,603	60,639
HNI Corp.	876	41,041
Interface, Inc.	884	25,583
Liquidity Services, Inc. (a)	309	8,476
MillerKnoll, Inc.	3,057	54,231
MSA Safety, Inc.	234	40,264
OPENLANE, Inc. (a)	1,476	42,479
Pitney Bowes, Inc.	2,917	33,283
RB Global, Inc.	965	104,567
Republic Services, Inc.	1,485	340,778
Rollins, Inc.	1,468	86,230
Tetra Tech, Inc.	1,616	53,942
Security Description	Shares	Value
UniFirst Corp.	230	$38,454
Veralto Corp.	1,064	113,433
Vestis Corp.	4,896	22,179
Waste Management, Inc.	1,891	417,590
		2,342,020
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	4,453	648,847
Calix, Inc. (a)	514	31,544
Ciena Corp. (a)	1,035	150,769
Cisco Systems, Inc.	39,915	2,730,984
Digi International, Inc. (a)	319	11,631
Extreme Networks, Inc. (a)	952	19,659
F5, Inc. (a)	333	107,622
Harmonic, Inc. (a)	792	8,063
Lumentum Holdings, Inc. (a)	510	82,982
Motorola Solutions, Inc.	417	190,690
NetScout Systems, Inc. (a)	1,330	34,354
Viasat, Inc. (a)	6,028	176,620
Viavi Solutions, Inc. (a)	1,805	22,905
		4,216,670
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	1,540	200,924
Arcosa, Inc.	680	63,723
Comfort Systems USA, Inc.	191	157,609
Dycom Industries, Inc. (a)	358	104,450
EMCOR Group, Inc.	328	213,049
Everus Construction Group, Inc. (a)	710	60,882
Fluor Corp. (a)	7,600	319,732
Granite Construction, Inc.	583	63,926
MasTec, Inc. (a)	1,174	249,839
MYR Group, Inc. (a)	295	61,369
Quanta Services, Inc.	768	318,275
Valmont Industries, Inc.	184	71,342
WillScot Holdings Corp.	2,136	45,091
		1,930,211
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	244	56,862
Knife River Corp. (a)	559	42,970
Martin Marietta Materials, Inc.	452	284,887
Vulcan Materials Co.	694	213,488
		598,207
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	12,208	478,554
American Express Co.	5,458	1,812,929
Bread Financial Holdings, Inc.	2,077	115,834
Capital One Financial Corp.	14,554	3,093,889
Encore Capital Group, Inc. (a)	1,126	46,999
Enova International, Inc. (a)	1,129	129,937
EZCORP, Inc. Class A (a)	2,247	42,783
FirstCash Holdings, Inc.	534	84,596
Navient Corp.	3,310	43,527
PRA Group, Inc. (a)	1,757	27,128
PROG Holdings, Inc.	1,791	57,957
SLM Corp.	1,928	53,367

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	16,704	$1,186,819
World Acceptance Corp. (a)	163	27,570
		7,201,889
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Albertsons Cos., Inc. Class A	18,008	315,320
Andersons, Inc.	1,498	59,636
BJ's Wholesale Club Holdings, Inc. (a)	1,225	114,231
Casey's General Stores, Inc.	269	152,071
Chefs' Warehouse, Inc. (a)	670	39,081
Costco Wholesale Corp.	2,297	2,126,172
Dollar General Corp.	9,930	1,026,266
Dollar Tree, Inc. (a)	4,560	430,327
Grocery Outlet Holding Corp. (a)	4,324	69,400
Kroger Co.	27,437	1,849,528
Maplebear, Inc. (a)	1,499	55,103
Performance Food Group Co. (a)	6,946	722,662
PriceSmart, Inc.	612	74,168
Sprouts Farmers Market, Inc. (a)	803	87,367
Sysco Corp.	9,048	745,012
Target Corp.	20,346	1,825,036
U.S. Foods Holding Corp. (a)	5,197	398,194
United Natural Foods, Inc. (a)	2,648	99,618
Walmart, Inc.	82,017	8,452,672
		18,641,864
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	52,857	432,370
AptarGroup, Inc.	435	58,142
Avery Dennison Corp.	744	120,655
Ball Corp.	6,309	318,100
Crown Holdings, Inc.	1,593	153,868
Graphic Packaging Holding Co.	5,552	108,653
Greif, Inc. Class A	1,215	72,608
International Paper Co.	6,107	283,365
O-I Glass, Inc. (a)	6,493	84,214
Packaging Corp. of America	1,034	225,340
Sealed Air Corp.	3,295	116,478
Silgan Holdings, Inc. (b)	1,975	84,945
Smurfit WestRock PLC	5,730	243,926
Sonoco Products Co.	2,360	101,692
		2,404,356
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,135	434,511
LKQ Corp.	5,866	179,148
Pool Corp.	276	85,579
		699,238
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	336	51,895
Duolingo, Inc. (a)	53	17,057
Frontdoor, Inc. (a)	783	52,688
Graham Holdings Co. Class B	157	184,838
Grand Canyon Education, Inc. (a)	177	38,855
H&R Block, Inc.	1,239	62,656
Security Description	Shares	Value
Matthews International Corp. Class A	1,369	$33,239
Mister Car Wash, Inc. (a)	3,987	21,251
Perdoceo Education Corp.	1,018	38,338
Service Corp. International	1,049	87,298
Strategic Education, Inc.	456	39,221
Stride, Inc. (a) (b)	307	45,725
		673,061
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	1,253	22,792
American Assets Trust, Inc. REIT	2,096	42,591
Armada Hoffler Properties, Inc. REIT	998	6,996
Essential Properties Realty Trust, Inc. REIT	1,865	55,502
Global Net Lease, Inc. REIT	8,896	72,325
WP Carey, Inc. REIT	4,937	333,593
		533,799
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	133,611	3,773,175
Cogent Communications Holdings, Inc.	770	29,530
Frontier Communications Parent, Inc. (a)	5,355	200,009
Iridium Communications, Inc.	833	14,544
Lumen Technologies, Inc. (a)	42,386	259,402
Shenandoah Telecommunications Co.	2,041	27,390
Uniti Group, Inc.	2,644	16,181
Verizon Communications, Inc.	189,511	8,329,009
		12,649,240
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	1,368	90,835
Alliant Energy Corp.	2,964	199,803
American Electric Power Co., Inc.	7,474	840,825
Constellation Energy Corp.	1,663	547,243
Duke Energy Corp.	10,818	1,338,727
Edison International	8,743	483,313
Entergy Corp.	5,216	486,079
Evergy, Inc.	4,244	322,629
Eversource Energy	6,915	491,933
Exelon Corp.	18,948	852,849
FirstEnergy Corp.	11,568	530,046
IDACORP, Inc. (b)	627	82,858
MGE Energy, Inc.	346	29,126
NextEra Energy, Inc.	19,212	1,450,314
NRG Energy, Inc.	2,705	438,075
OGE Energy Corp.	2,770	128,168
Otter Tail Corp.	774	63,445
PG&E Corp.	40,562	611,675
Pinnacle West Capital Corp.	2,285	204,873
Portland General Electric Co.	2,465	108,460
PPL Corp.	10,144	376,951
Southern Co.	12,906	1,223,102
TXNM Energy, Inc.	1,245	70,405

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Xcel Energy, Inc.	8,090	$652,459
		11,624,193
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	233	80,243
AMETEK, Inc.	1,210	227,480
Eaton Corp. PLC	2,055	769,084
Emerson Electric Co.	5,197	681,742
EnerSys	680	76,813
GE Vernova, Inc.	1,403	862,705
Generac Holdings, Inc. (a)	577	96,590
Hubbell, Inc.	311	133,826
NEXTracker, Inc. Class A (a)	840	62,151
nVent Electric PLC	1,523	150,229
Powell Industries, Inc. (b)	81	24,690
Regal Rexnord Corp.	910	130,530
Rockwell Automation, Inc.	702	245,370
Sensata Technologies Holding PLC	3,375	103,106
Sunrun, Inc. (a)	9,969	172,364
Vicor Corp. (a)	257	12,778
		3,829,701
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Advanced Energy Industries, Inc.	238	40,493
Amphenol Corp. Class A	5,222	646,222
Arlo Technologies, Inc. (a)	514	8,712
Arrow Electronics, Inc. (a)	2,269	274,549
Avnet, Inc.	3,797	198,507
Badger Meter, Inc.	63	11,251
Belden, Inc.	496	59,654
Benchmark Electronics, Inc.	1,544	59,521
CDW Corp.	1,546	246,247
Cognex Corp.	1,362	61,699
Coherent Corp. (a)	1,121	120,754
Corning, Inc.	7,096	582,085
Crane NXT Co.	566	37,962
CTS Corp.	223	8,907
ePlus, Inc.	588	41,754
Fabrinet (a)	279	101,729
Flex Ltd. (a)	8,634	500,513
Insight Enterprises, Inc. (a)	1,222	138,587
IPG Photonics Corp. (a)	1,182	93,603
Itron, Inc. (a)	334	41,603
Jabil, Inc.	2,458	533,804
Keysight Technologies, Inc. (a)	1,057	184,890
Knowles Corp. (a)	1,786	41,632
Littelfuse, Inc.	309	80,034
Novanta, Inc. (a)	203	20,330
OSI Systems, Inc. (a)	110	27,416
PC Connection, Inc.	624	38,682
Plexus Corp. (a)	371	53,680
Ralliant Corp.	828	36,208
Rogers Corp. (a)	447	35,966
Sanmina Corp. (a)	1,232	141,816
ScanSource, Inc. (a)	1,049	46,146
TD SYNNEX Corp.	3,349	548,399
Security Description	Shares	Value
TE Connectivity PLC	2,759	$605,683
Teledyne Technologies, Inc. (a)	345	202,184
Trimble, Inc. (a)	1,793	146,398
TTM Technologies, Inc. (a)	2,457	141,523
Vishay Intertechnology, Inc.	4,988	76,316
Vontier Corp.	1,500	62,955
Zebra Technologies Corp. Class A (a)	364	108,166
		6,406,580
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,278	33,624
Atlas Energy Solutions, Inc. (b)	3,195	36,327
Baker Hughes Co.	11,467	558,672
Bristow Group, Inc. (a)	1,089	39,291
Cactus, Inc. Class A	673	26,563
Core Laboratories, Inc. (b)	296	3,659
Halliburton Co.	19,577	481,594
Helix Energy Solutions Group, Inc. (a)	2,826	18,539
Helmerich & Payne, Inc.	4,145	91,563
Innovex International, Inc. (a)	680	12,607
Liberty Energy, Inc.	7,200	88,848
NOV, Inc.	16,901	223,938
Oceaneering International, Inc. (a)	1,365	33,825
Patterson-UTI Energy, Inc.	15,615	80,886
RPC, Inc.	4,329	20,606
Schlumberger NV	20,855	716,786
Tidewater, Inc. (a)	661	35,251
Valaris Ltd. (a)	1,483	72,326
Weatherford International PLC	1,636	111,952
		2,686,857
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc.	1,465	41,049
Electronic Arts, Inc.	1,902	383,633
Live Nation Entertainment, Inc. (a)	1,560	254,904
Madison Square Garden Sports Corp. (a)	95	21,565
Netflix, Inc. (a)	1,359	1,629,332
Take-Two Interactive Software, Inc. (a)	543	140,289
TKO Group Holdings, Inc.	605	122,186
Walt Disney Co.	18,133	2,076,229
Warner Bros Discovery, Inc. (a)	111,156	2,170,877
Warner Music Group Corp. Class A	6,445	219,517
		7,059,581
FINANCIAL SERVICES — 3.4%
Apollo Global Management, Inc.	4,569	608,911
Berkshire Hathaway, Inc. Class B (a)	21,501	10,809,413
Corpay, Inc. (a)	420	120,985
Equitable Holdings, Inc.	3,594	182,503
Essent Group Ltd.	2,366	150,383
Euronet Worldwide, Inc. (a)	681	59,799
EVERTEC, Inc.	579	19,559

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	6,146	$405,267
Fiserv, Inc. (a)	4,425	570,515
Global Payments, Inc.	4,576	380,174
HA Sustainable Infrastructure Capital, Inc.	1,865	57,255
Jack Henry & Associates, Inc.	350	52,126
Jackson Financial, Inc. Class A	3,279	331,933
Mastercard, Inc. Class A	1,269	721,820
MGIC Investment Corp.	5,603	158,957
Mr. Cooper Group, Inc.	1,187	250,208
NCR Atleos Corp. (a)	3,077	120,957
NMI Holdings, Inc. (a)	1,247	47,810
Payoneer Global, Inc. (a)	2,646	16,008
PayPal Holdings, Inc. (a)	11,190	750,401
Radian Group, Inc.	3,059	110,797
Shift4 Payments, Inc. Class A (a) (b)	415	32,121
Visa, Inc. Class A	4,192	1,431,065
Voya Financial, Inc.	4,275	319,770
Walker & Dunlop, Inc.	587	49,085
Western Union Co. (b)	14,643	116,998
WEX, Inc. (a)	415	65,375
		17,940,195
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	21,616	1,291,340
Bunge Global SA	6,103	495,869
Cal-Maine Foods, Inc.	929	87,419
Campbell's Co. (b)	8,748	276,262
Conagra Brands, Inc.	10,865	198,938
Darling Ingredients, Inc. (a)	7,061	217,973
Flowers Foods, Inc.	4,419	57,668
Fresh Del Monte Produce, Inc.	1,463	50,795
Freshpet, Inc. (a)	250	13,777
General Mills, Inc.	10,185	513,528
Hershey Co.	2,034	380,460
Hormel Foods Corp.	12,935	320,012
Ingredion, Inc.	1,216	148,486
J&J Snack Foods Corp.	200	19,218
J.M. Smucker Co.	1,926	209,163
John B Sanfilippo & Son, Inc.	412	26,483
Kellanova	3,690	302,654
Kraft Heinz Co.	38,734	1,008,633
Lamb Weston Holdings, Inc.	1,958	113,721
Marzetti Co.	204	35,249
McCormick & Co., Inc.	1,837	122,914
Mondelez International, Inc. Class A	15,259	953,230
Pilgrim's Pride Corp.	1,821	74,151
Post Holdings, Inc. (a)	1,033	111,027
Simply Good Foods Co. (a)	831	20,625
Tootsie Roll Industries, Inc. (b)	723	30,308
TreeHouse Foods, Inc. (a)	2,013	40,683
Tyson Foods, Inc. Class A	12,714	690,370
		7,810,956
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,471	251,173
Security Description	Shares	Value
Chesapeake Utilities Corp.	248	$33,403
MDU Resources Group, Inc.	9,060	161,359
National Fuel Gas Co.	1,249	115,370
New Jersey Resources Corp.	1,503	72,369
Northwest Natural Holding Co.	905	40,662
ONE Gas, Inc.	1,280	103,603
Southwest Gas Holdings, Inc.	2,671	209,246
Spire, Inc.	1,491	121,546
UGI Corp.	9,548	317,567
		1,426,298
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	1,035	72,315
Avis Budget Group, Inc. (a) (b)	728	116,899
CSX Corp.	17,755	630,480
Heartland Express, Inc.	1,271	10,651
Hertz Global Holdings, Inc. (a) (b)	6,144	41,779
JB Hunt Transport Services, Inc.	1,476	198,035
Knight-Swift Transportation Holdings, Inc.	3,651	144,251
Landstar System, Inc.	364	44,612
Marten Transport Ltd.	2,572	27,417
Norfolk Southern Corp.	2,260	678,927
Old Dominion Freight Line, Inc.	982	138,246
RXO, Inc. (a)	1,761	27,084
Ryder System, Inc.	1,904	359,171
Saia, Inc. (a)	200	59,872
Schneider National, Inc. Class B	2,088	44,182
Uber Technologies, Inc. (a)	10,853	1,063,268
Union Pacific Corp.	4,402	1,040,501
Werner Enterprises, Inc.	2,756	72,538
XPO, Inc. (a)	847	109,492
		4,879,720
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	5,360	717,918
Align Technology, Inc. (a)	705	88,280
Artivion, Inc. (a)	200	8,468
Avanos Medical, Inc. (a)	1,359	15,710
Baxter International, Inc.	9,443	215,017
Becton Dickinson & Co.	2,090	391,185
Boston Scientific Corp. (a)	4,652	454,175
CONMED Corp.	233	10,958
Cooper Cos., Inc. (a)	1,186	81,312
Dentsply Sirona, Inc.	8,830	112,053
Dexcom, Inc. (a)	1,685	113,384
Edwards Lifesciences Corp. (a)	3,465	269,473
Embecta Corp.	2,584	36,460
Enovis Corp. (a)	1,285	38,987
Envista Holdings Corp. (a)	3,888	79,199
GE HealthCare Technologies, Inc.	3,335	250,458
Glaukos Corp. (a)	58	4,730
Globus Medical, Inc. Class A (a)	676	38,715
Haemonetics Corp. (a)	310	15,109
Hologic, Inc. (a)	2,600	175,474
ICU Medical, Inc. (a)	354	42,466
IDEXX Laboratories, Inc. (a)	259	165,473

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Inspire Medical Systems, Inc. (a)	85	$6,307
Insulet Corp. (a)	202	62,363
Integer Holdings Corp. (a)	329	33,996
Integra LifeSciences Holdings Corp. (a)	1,055	15,118
Intuitive Surgical, Inc. (a)	898	401,613
Lantheus Holdings, Inc. (a)	215	11,027
LeMaitre Vascular, Inc.	61	5,338
LivaNova PLC (a)	600	31,428
Masimo Corp. (a)	267	39,396
Medtronic PLC	15,052	1,433,552
Merit Medical Systems, Inc. (a)	311	25,885
Neogen Corp. (a)	4,453	25,427
Omnicell, Inc. (a)	821	24,999
Penumbra, Inc. (a)	82	20,772
QuidelOrtho Corp. (a)	2,793	82,254
ResMed, Inc.	754	206,392
Solventum Corp. (a)	3,338	243,674
STAAR Surgical Co. (a)	206	5,535
STERIS PLC	522	129,164
Stryker Corp.	1,488	550,069
Tandem Diabetes Care, Inc. (a)	218	2,647
Teleflex, Inc.	628	76,842
TransMedics Group, Inc. (a)	78	8,752
UFP Technologies, Inc. (a)	43	8,583
Zimmer Biomet Holdings, Inc.	1,833	180,550
		6,956,687
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)	2,094	51,847
AdaptHealth Corp. (a)	4,441	39,747
Addus HomeCare Corp. (a)	192	22,654
AMN Healthcare Services, Inc. (a)	1,703	32,970
Astrana Health, Inc. (a)	769	21,801
Cardinal Health, Inc.	10,724	1,683,239
Cencora, Inc.	8,704	2,720,261
Centene Corp. (a)	20,947	747,389
Chemed Corp.	48	21,492
Cigna Group	12,018	3,464,189
Concentra Group Holdings Parent, Inc.	4,809	100,652
CorVel Corp. (a)	207	16,026
CVS Health Corp.	56,899	4,289,616
DaVita, Inc. (a)	1,605	213,256
Elevance Health, Inc.	5,144	1,662,129
Encompass Health Corp.	738	93,741
Ensign Group, Inc.	367	63,407
HCA Healthcare, Inc.	3,061	1,304,598
HealthEquity, Inc. (a)	496	47,006
Henry Schein, Inc. (a) (b)	1,926	127,829
Hims & Hers Health, Inc. (a) (b)	597	33,862
Humana, Inc.	5,426	1,411,682
Labcorp Holdings, Inc.	1,140	327,248
McKesson Corp.	2,855	2,205,602
Molina Healthcare, Inc. (a)	1,027	196,527
National HealthCare Corp.	249	30,256
NeoGenomics, Inc. (a)	817	6,307
Security Description	Shares	Value
OmniAb, Inc. (a) (d)	38	$—
Option Care Health, Inc. (a)	1,645	45,665
Pediatrix Medical Group, Inc. (a)	1,899	31,808
Premier, Inc. Class A (b)	4,043	112,395
Privia Health Group, Inc. (a)	630	15,687
Progyny, Inc. (a)	318	6,843
Quest Diagnostics, Inc.	1,287	245,277
RadNet, Inc. (a)	572	43,592
Select Medical Holdings Corp.	4,645	59,642
Tenet Healthcare Corp. (a)	3,966	805,257
U.S. Physical Therapy, Inc.	93	7,900
UnitedHealth Group, Inc.	9,103	3,143,266
Universal Health Services, Inc. Class B	1,322	270,270
		25,722,935
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	3,468	289,023
CareTrust REIT, Inc.	1,134	39,327
Healthcare Realty Trust, Inc. REIT	8,000	144,240
Healthpeak Properties, Inc. REIT	9,613	184,089
LTC Properties, Inc. REIT	1,039	38,298
Medical Properties Trust, Inc. REIT	22,130	112,199
Omega Healthcare Investors, Inc. REIT	3,876	163,645
Sabra Health Care REIT, Inc.	5,574	103,899
Universal Health Realty Income Trust REIT	436	17,078
Ventas, Inc. REIT	2,577	180,364
Welltower, Inc. REIT	3,461	616,543
		1,888,705
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	1,510	18,452
Doximity, Inc. Class A (a)	578	42,281
HealthStream, Inc.	404	11,409
Schrodinger, Inc. (a)	283	5,677
		77,819
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	9,803	117,734
DiamondRock Hospitality Co. REIT	5,315	42,307
Host Hotels & Resorts, Inc. REIT	14,580	248,152
Park Hotels & Resorts, Inc. REIT (b)	8,786	97,349
Pebblebrook Hotel Trust REIT (b)	5,258	59,889
Ryman Hospitality Properties, Inc. REIT	549	49,185
Summit Hotel Properties, Inc. REIT	4,493	24,666
Sunstone Hotel Investors, Inc. REIT	3,151	29,525
Xenia Hotels & Resorts, Inc. REIT	2,512	34,465
		703,272
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	3,149	382,352
Aramark	4,904	188,314
BJ's Restaurants, Inc. (a)	267	8,152
Bloomin' Brands, Inc.	2,353	16,871

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc.	79	$426,542
Boyd Gaming Corp.	1,490	128,810
Brinker International, Inc. (a)	233	29,516
Caesars Entertainment, Inc. (a)	9,431	254,873
Carnival Corp. (a)	14,401	416,333
Cava Group, Inc. (a) (b)	205	12,384
Cheesecake Factory, Inc. (b)	847	46,280
Chipotle Mexican Grill, Inc. (a)	5,831	228,517
Choice Hotels International, Inc. (b)	212	22,665
Churchill Downs, Inc.	472	45,789
Cracker Barrel Old Country Store, Inc.	953	41,989
Darden Restaurants, Inc.	1,154	219,675
Dave & Buster's Entertainment, Inc. (a)	1,362	24,734
Domino's Pizza, Inc.	184	79,435
DoorDash, Inc. Class A (a)	1,181	321,220
Expedia Group, Inc.	1,416	302,670
Golden Entertainment, Inc.	914	21,552
Hilton Grand Vacations, Inc. (a) (b)	2,839	118,699
Hilton Worldwide Holdings, Inc.	362	93,917
Hyatt Hotels Corp. Class A (b)	969	137,530
Las Vegas Sands Corp.	5,772	310,476
Light & Wonder, Inc. (a) (b)	978	82,093
Marriott International, Inc. Class A	1,170	304,715
Marriott Vacations Worldwide Corp.	1,415	94,182
McDonald's Corp.	3,765	1,144,146
MGM Resorts International (a)	9,260	320,952
Monarch Casino & Resort, Inc.	194	20,533
Norwegian Cruise Line Holdings Ltd. (a)	6,477	159,528
Papa John's International, Inc. (b)	740	35,631
Penn Entertainment, Inc. (a)	6,234	120,067
Planet Fitness, Inc. Class A (a)	239	24,808
Pursuit Attractions & Hospitality, Inc. (a)	318	11,505
Royal Caribbean Cruises Ltd.	1,328	429,714
Sabre Corp. (a)	5,304	9,706
Shake Shack, Inc. Class A (a)	233	21,811
Six Flags Entertainment Corp. (a)	853	19,380
Starbucks Corp.	6,696	566,482
Texas Roadhouse, Inc.	424	70,448
Travel & Leisure Co.	1,664	98,991
Vail Resorts, Inc. (b)	515	77,029
Wendy's Co.	3,855	35,312
Wingstop, Inc. (b)	28	7,047
Wyndham Hotels & Resorts, Inc.	237	18,936
Wynn Resorts Ltd.	1,021	130,964
Yum! Brands, Inc.	1,415	215,080
		7,898,355
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	67	38,909
Century Communities, Inc.	1,217	77,121
Champion Homes, Inc. (a)	524	40,018
DR Horton, Inc.	6,396	1,083,930
Security Description	Shares	Value
Dream Finders Homes, Inc. Class A (a) (b)	1,224	$31,726
Ethan Allen Interiors, Inc.	1,014	29,873
Garmin Ltd.	905	222,829
Green Brick Partners, Inc. (a)	779	57,537
Helen of Troy Ltd. (a)	1,017	25,628
Installed Building Products, Inc.	268	66,105
KB Home	3,303	210,203
La-Z-Boy, Inc.	1,195	41,012
Leggett & Platt, Inc.	5,571	49,471
Lennar Corp. Class A	10,218	1,287,877
LGI Homes, Inc. (a)	929	48,039
M/I Homes, Inc. (a)	1,216	175,639
Meritage Homes Corp.	1,626	117,771
Mohawk Industries, Inc. (a)	2,329	300,255
Newell Brands, Inc.	17,563	92,030
NVR, Inc. (a)	27	216,936
PulteGroup, Inc.	3,734	493,373
Somnigroup International, Inc.	1,098	92,594
Sonos, Inc. (a)	1,083	17,111
Taylor Morrison Home Corp. (a)	4,593	303,184
Toll Brothers, Inc.	2,261	312,335
TopBuild Corp. (a)	333	130,156
Tri Pointe Homes, Inc. (a)	4,156	141,179
Whirlpool Corp.	2,461	193,435
		5,896,276
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	305	9,958
Central Garden & Pet Co. Class A (a)	2,240	66,147
Church & Dwight Co., Inc.	1,343	117,687
Clorox Co.	932	114,916
Colgate-Palmolive Co.	2,440	195,054
Energizer Holdings, Inc.	1,488	37,036
Kimberly-Clark Corp.	3,062	380,729
Procter & Gamble Co.	7,184	1,103,822
WD-40 Co.	47	9,287
		2,034,636
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	31,579	415,580
Clearway Energy, Inc. Class A	630	16,966
Clearway Energy, Inc. Class C	1,534	43,335
Ormat Technologies, Inc.	544	52,360
Vistra Corp.	1,896	371,464
		899,705
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	4,998	775,590
Honeywell International, Inc.	3,837	807,688
		1,583,278
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	275	46,547
First Industrial Realty Trust, Inc. REIT	1,346	69,279

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	1,262	$67,618
LXP Industrial Trust REIT	3,967	35,544
Prologis, Inc. REIT	6,881	788,012
Rexford Industrial Realty, Inc. REIT (b)	3,137	128,962
STAG Industrial, Inc. REIT	2,292	80,885
Terreno Realty Corp. REIT	731	41,484
		1,258,331
INSURANCE — 3.7%
Aflac, Inc.	6,797	759,225
Allstate Corp.	4,977	1,068,313
American Financial Group, Inc.	1,623	236,504
American International Group, Inc.	12,632	992,117
AMERISAFE, Inc.	309	13,547
Aon PLC Class A	691	246,397
Arch Capital Group Ltd.	6,938	629,485
Arthur J Gallagher & Co.	610	188,941
Assurant, Inc.	969	209,885
Assured Guaranty Ltd.	1,075	90,999
Brighthouse Financial, Inc. (a)	2,664	141,405
Brown & Brown, Inc.	1,220	114,424
Chubb Ltd.	5,186	1,463,748
Cincinnati Financial Corp.	2,888	456,593
CNO Financial Group, Inc.	2,296	90,807
Employers Holdings, Inc.	621	26,380
Erie Indemnity Co. Class A	201	63,950
Everest Group Ltd.	1,901	665,787
Fidelity National Financial, Inc.	11,467	693,639
First American Financial Corp.	2,508	161,114
Genworth Financial, Inc. (a)	18,222	162,176
Globe Life, Inc.	1,143	163,415
Goosehead Insurance, Inc. Class A	36	2,679
Hanover Insurance Group, Inc.	682	123,872
Hartford Insurance Group, Inc.	5,375	716,971
HCI Group, Inc.	169	32,436
Horace Mann Educators Corp.	1,111	50,184
Kemper Corp.	1,092	56,293
Kinsale Capital Group, Inc.	87	36,998
Lincoln National Corp.	7,564	305,056
Loews Corp.	7,636	766,578
Marsh & McLennan Cos., Inc.	2,522	508,259
Mercury General Corp.	1,103	93,512
MetLife, Inc.	25,261	2,080,749
Old Republic International Corp.	5,175	219,782
Palomar Holdings, Inc. (a)	205	23,934
Primerica, Inc.	316	87,718
Principal Financial Group, Inc.	9,101	754,564
ProAssurance Corp. (a)	710	17,033
Progressive Corp.	1,775	438,336
Prudential Financial, Inc.	15,861	1,645,420
Reinsurance Group of America, Inc.	2,996	575,621
RenaissanceRe Holdings Ltd.	1,105	280,593
RLI Corp.	826	53,872
Ryan Specialty Holdings, Inc.	464	26,151
Safety Insurance Group, Inc.	306	21,631
Security Description	Shares	Value
Selective Insurance Group, Inc.	1,117	$90,555
SiriusPoint Ltd. (a)	3,967	71,763
Stewart Information Services Corp.	636	46,631
Travelers Cos., Inc.	4,245	1,185,289
Trupanion, Inc. (a)	236	10,214
United Fire Group, Inc.	1,081	32,884
Unum Group	3,701	287,864
W.R. Berkley Corp.	4,167	319,275
Willis Towers Watson PLC	582	201,052
		19,802,620
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A	17,816	4,331,070
Alphabet, Inc. Class C	38,013	9,258,066
Cargurus, Inc. (a)	1,047	38,980
Cars.com, Inc. (a)	1,074	13,124
IAC, Inc. (a)	3,133	106,741
Match Group, Inc.	2,068	73,042
Meta Platforms, Inc. Class A	9,479	6,961,188
QuinStreet, Inc. (a)	468	7,240
Shutterstock, Inc.	1,065	22,205
TripAdvisor, Inc. (a) (b)	2,509	40,796
Yelp, Inc. (a)	867	27,051
Ziff Davis, Inc. (a)	1,892	72,085
ZoomInfo Technologies, Inc. (a)	3,721	40,596
		20,992,184
IT SERVICES — 0.8%
Accenture PLC Class A	3,741	922,531
Akamai Technologies, Inc. (a)	1,747	132,353
ASGN, Inc. (a)	1,001	47,397
Cognizant Technology Solutions Corp. Class A	5,731	384,378
DigitalOcean Holdings, Inc. (a)	469	16,021
DXC Technology Co. (a)	7,642	104,160
EPAM Systems, Inc. (a)	523	78,863
Gartner, Inc. (a)	405	106,462
GoDaddy, Inc. Class A (a)	738	100,981
Grid Dynamics Holdings, Inc. (a)	356	2,745
International Business Machines Corp.	6,824	1,925,460
Kyndryl Holdings, Inc. (a)	4,312	129,489
VeriSign, Inc.	426	119,097
		4,069,937
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp. (b)	609	47,800
Brunswick Corp.	2,925	184,977
Mattel, Inc. (a)	4,623	77,805
Polaris, Inc. (b)	2,330	135,443
Sturm Ruger & Co., Inc.	300	13,041
Topgolf Callaway Brands Corp. (a)	6,283	59,689
YETI Holdings, Inc. (a) (b)	988	32,782
		551,537
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	1,999	151,624

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,489	$191,113
Avantor, Inc. (a)	9,356	116,763
Azenta, Inc. (a)	1,032	29,639
BioLife Solutions, Inc. (a)	188	4,796
Bio-Rad Laboratories, Inc. Class A (a)	849	238,051
Bio-Techne Corp.	691	38,440
Bruker Corp.	1,022	33,205
Charles River Laboratories International, Inc. (a)	586	91,686
Cytek Biosciences, Inc. (a)	1,196	4,150
Danaher Corp.	3,756	744,665
Fortrea Holdings, Inc. (a)	3,988	33,579
Illumina, Inc. (a)	1,143	108,551
IQVIA Holdings, Inc. (a)	1,543	293,077
Medpace Holdings, Inc. (a)	157	80,723
Mettler-Toledo International, Inc. (a)	112	137,492
Repligen Corp. (a)	224	29,942
Revvity, Inc.	935	81,953
Sotera Health Co. (a)	1,398	21,990
Thermo Fisher Scientific, Inc.	1,995	967,615
Waters Corp. (a)	300	89,943
West Pharmaceutical Services, Inc.	361	94,701
		3,432,074
MACHINERY — 2.1%
AGCO Corp.	2,761	295,620
Alamo Group, Inc.	153	29,208
Albany International Corp. Class A	305	16,257
Astec Industries, Inc.	520	25,028
Caterpillar, Inc.	4,711	2,247,854
Chart Industries, Inc. (a)	427	85,464
CNH Industrial NV	38,836	421,371
Crane Co.	487	89,676
Cummins, Inc.	1,627	687,196
Deere & Co.	2,527	1,155,496
Donaldson Co., Inc.	865	70,800
Dover Corp.	1,359	226,722
Enerpac Tool Group Corp.	245	10,045
Enpro, Inc.	227	51,302
Esab Corp.	328	36,651
ESCO Technologies, Inc.	139	29,344
Federal Signal Corp.	315	37,482
Flowserve Corp.	1,375	73,067
Fortive Corp.	2,495	122,230
Franklin Electric Co., Inc.	319	30,369
Gates Industrial Corp. PLC (a)	4,200	104,244
Graco, Inc.	869	73,830
Greenbrier Cos., Inc.	1,334	61,591
Hillenbrand, Inc.	3,127	84,554
IDEX Corp.	549	89,355
Illinois Tool Works, Inc.	1,934	504,310
Ingersoll Rand, Inc.	2,063	170,445
ITT, Inc.	494	88,307
JBT Marel Corp.	242	33,989
Kadant, Inc.	55	16,367
Security Description	Shares	Value
Kennametal, Inc.	3,431	$71,811
Lincoln Electric Holdings, Inc.	353	83,248
Lindsay Corp.	90	12,650
Middleby Corp. (a)	614	81,619
Mueller Industries, Inc.	1,047	105,862
Mueller Water Products, Inc. Class A	1,265	32,283
Nordson Corp.	406	92,142
Oshkosh Corp.	1,476	191,437
Otis Worldwide Corp.	2,062	188,529
PACCAR, Inc.	9,844	967,862
Parker-Hannifin Corp.	674	510,993
Pentair PLC	1,031	114,194
Proto Labs, Inc. (a)	337	16,860
RBC Bearings, Inc. (a)	192	74,936
Snap-on, Inc.	488	169,107
SPX Technologies, Inc. (a)	181	33,807
Standex International Corp.	53	11,231
Stanley Black & Decker, Inc.	3,469	257,851
Tennant Co.	166	13,456
Terex Corp.	2,941	150,873
Timken Co.	1,450	109,011
Titan International, Inc. (a)	2,784	21,047
Toro Co.	937	71,399
Trinity Industries, Inc.	1,851	51,902
Watts Water Technologies, Inc. Class A	191	53,342
Westinghouse Air Brake Technologies Corp.	1,018	204,078
Worthington Enterprises, Inc.	1,445	80,183
Xylem, Inc.	1,967	290,132
		11,030,019
MARINE — 0.0% *
Kirby Corp. (a)	810	67,594
Matson, Inc.	752	74,140
		141,734
MEDIA — 1.7%
Cable One, Inc.	206	36,472
Charter Communications, Inc. Class A (a)	4,170	1,147,188
Comcast Corp. Class A	165,347	5,195,203
DoubleVerify Holdings, Inc. (a)	1,611	19,300
EchoStar Corp. Class A (a) (b)	6,011	459,000
Fox Corp. Class A	4,014	253,123
Fox Corp. Class B	2,773	158,865
Interpublic Group of Cos., Inc.	8,396	234,332
John Wiley & Sons, Inc. Class A	935	37,840
New York Times Co. Class A	1,313	75,366
News Corp. Class A	5,206	159,876
News Corp. Class B	1,728	59,702
Nexstar Media Group, Inc.	1,296	256,271
Omnicom Group, Inc.	3,633	296,199
Paramount Skydance Corp. Class B	13,842	261,891
Scholastic Corp.	1,059	28,995
TEGNA, Inc.	6,991	142,127

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Thryv Holdings, Inc. (a)	1,794	$21,636
		8,843,386
METALS & MINING — 1.0%
Alcoa Corp.	3,558	117,023
Alpha Metallurgical Resources, Inc. (a)	489	80,240
Carpenter Technology Corp.	219	53,773
Century Aluminum Co. (a)	2,311	67,851
Cleveland-Cliffs, Inc. (a)	21,509	262,410
Commercial Metals Co.	5,038	288,577
Freeport-McMoRan, Inc.	16,651	653,052
Kaiser Aluminum Corp.	714	55,092
Materion Corp.	337	40,713
Metallus, Inc. (a)	1,970	32,564
MP Materials Corp. (a) (b)	721	48,357
Newmont Corp.	12,866	1,084,732
Nucor Corp.	10,428	1,412,264
Reliance, Inc.	1,004	281,953
Royal Gold, Inc.	341	68,398
Steel Dynamics, Inc.	3,188	444,503
SunCoke Energy, Inc.	3,825	31,212
Warrior Met Coal, Inc.	2,332	148,409
Worthington Steel, Inc.	1,397	42,455
		5,213,578
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Adamas Trust, Inc. REIT	4,368	30,445
Annaly Capital Management, Inc. REIT	13,736	277,605
Apollo Commercial Real Estate Finance, Inc. REIT	5,460	55,310
Arbor Realty Trust, Inc. REIT	7,889	96,325
ARMOUR Residential REIT, Inc. (b)	4,459	66,617
Blackstone Mortgage Trust, Inc. Class A REIT	7,224	132,994
Ellington Financial, Inc. REIT (b)	1,307	16,965
Franklin BSP Realty Trust, Inc. REIT	1,545	16,779
KKR Real Estate Finance Trust, Inc. REIT	2,100	18,900
PennyMac Mortgage Investment Trust REIT	4,353	53,368
Ready Capital Corp. REIT (b)	7,429	28,750
Redwood Trust, Inc. REIT	5,693	32,962
Two Harbors Investment Corp. REIT (b)	4,627	45,668
Starwood Property Trust, Inc. REIT	15,490	300,041
		1,172,729
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,127	326,396
Avista Corp.	1,858	70,251
Black Hills Corp.	1,611	99,221
CenterPoint Energy, Inc.	7,551	292,979
CMS Energy Corp.	3,455	253,113
Consolidated Edison, Inc.	4,991	501,695
Dominion Energy, Inc.	15,900	972,603
Security Description	Shares	Value
DTE Energy Co.	2,849	$402,934
NiSource, Inc.	5,447	235,855
Northwestern Energy Group, Inc.	1,493	87,505
Public Service Enterprise Group, Inc.	5,769	481,481
Sempra	12,163	1,094,427
Unitil Corp.	352	16,847
WEC Energy Group, Inc.	3,678	421,462
		5,256,769
OFFICE REITs — 0.2%
Brandywine Realty Trust REIT	8,776	36,596
BXP, Inc. REIT	3,467	257,737
COPT Defense Properties REIT	1,561	45,363
Cousins Properties, Inc. REIT	3,130	90,582
Douglas Emmett, Inc. REIT	3,788	58,979
Easterly Government Properties, Inc. REIT	1,741	39,921
Highwoods Properties, Inc. REIT	2,420	77,004
JBG SMITH Properties REIT (b)	2,772	61,677
Kilroy Realty Corp. REIT (b)	4,901	207,067
SL Green Realty Corp. REIT	987	59,033
Vornado Realty Trust REIT	2,287	92,692
		1,026,651
OIL, GAS & CONSUMABLE FUELS — 7.2%
Antero Midstream Corp.	7,556	146,889
Antero Resources Corp. (a)	4,008	134,508
APA Corp.	16,418	398,629
California Resources Corp.	3,164	168,261
Chevron Corp.	43,787	6,799,683
Chord Energy Corp.	2,706	268,895
Civitas Resources, Inc.	3,881	126,132
CNX Resources Corp. (a) (b)	3,359	107,891
Comstock Resources, Inc. (a)	4,189	83,068
ConocoPhillips	28,478	2,693,734
Coterra Energy, Inc.	17,366	410,706
Crescent Energy Co. Class A	8,129	72,511
CVR Energy, Inc. (a)	1,349	49,212
Devon Energy Corp.	28,500	999,210
Diamondback Energy, Inc.	8,416	1,204,330
Dorian LPG Ltd.	1,483	44,193
DT Midstream, Inc.	1,185	133,976
EOG Resources, Inc.	10,175	1,140,821
EQT Corp.	5,497	299,202
Expand Energy Corp.	3,308	351,442
Exxon Mobil Corp.	79,663	8,982,003
HF Sinclair Corp.	7,282	381,140
International Seaways, Inc.	1,794	82,668
Kinder Morgan, Inc.	36,335	1,028,644
Magnolia Oil & Gas Corp. Class A	3,530	84,261
Marathon Petroleum Corp.	13,649	2,630,708
Matador Resources Co.	5,158	231,749
Murphy Oil Corp. (b)	6,060	172,165
Northern Oil & Gas, Inc. (b)	4,365	108,252
Occidental Petroleum Corp.	31,748	1,500,093
ONEOK, Inc.	4,520	329,824

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Ovintiv, Inc.	11,563	$466,914
Par Pacific Holdings, Inc. (a)	2,505	88,727
PBF Energy, Inc. Class A	4,165	125,658
Peabody Energy Corp.	5,509	146,099
Permian Resources Corp.	15,945	204,096
Phillips 66 Co.	18,145	2,468,083
Range Resources Corp.	2,802	105,467
REX American Resources Corp. (a)	1,390	42,562
SM Energy Co.	5,093	127,172
Talos Energy, Inc. (a)	5,993	57,473
Targa Resources Corp.	1,762	295,205
Texas Pacific Land Corp.	26	24,275
Valero Energy Corp.	13,949	2,374,957
Viper Energy, Inc. Class A	1,967	75,179
Vital Energy, Inc. (a) (b)	1,214	20,504
Williams Cos., Inc.	8,875	562,231
World Kinect Corp.	2,534	65,757
Core Natural Resources, Inc.	947	79,056
		38,494,215
PAPER & FOREST PRODUCTS — 0.0% *
Louisiana-Pacific Corp.	852	75,692
Sylvamo Corp.	1,519	67,170
		142,862
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	351	12,759
Coty, Inc. Class A (a)	16,277	65,759
Edgewell Personal Care Co.	2,137	43,509
elf Beauty, Inc. (a) (b)	290	38,419
Estee Lauder Cos., Inc. Class A	5,276	464,921
Interparfums, Inc.	197	19,381
Kenvue, Inc.	44,088	715,548
USANA Health Sciences, Inc. (a)	316	8,706
		1,369,002
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	840	22,386
ANI Pharmaceuticals, Inc. (a)	109	9,984
Bristol-Myers Squibb Co.	23,906	1,078,161
Collegium Pharmaceutical, Inc. (a)	736	25,753
Corcept Therapeutics, Inc. (a)	231	19,199
Eli Lilly & Co.	1,236	943,068
Harmony Biosciences Holdings, Inc. (a)	590	16,260
Innoviva, Inc. (a)	1,259	22,977
Jazz Pharmaceuticals PLC (a)	968	127,582
Johnson & Johnson	22,402	4,153,779
Ligand Pharmaceuticals, Inc. (a)	110	19,485
Merck & Co., Inc.	29,256	2,455,456
Organon & Co.	12,191	130,200
Pacira BioSciences, Inc. (a)	847	21,827
Perrigo Co. PLC	6,064	135,045
Pfizer, Inc.	129,926	3,310,515
Phibro Animal Health Corp. Class A	957	38,720
Prestige Consumer Healthcare, Inc. (a)	528	32,947
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	685	$32,736
Viatris, Inc.	52,985	524,552
Zoetis, Inc.	1,922	281,227
		13,401,859
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a)	6,474	155,052
Automatic Data Processing, Inc.	2,083	611,361
Broadridge Financial Solutions, Inc.	592	140,997
CACI International, Inc. Class A (a)	312	155,619
Concentrix Corp. (b)	1,991	91,885
CSG Systems International, Inc.	312	20,087
Dayforce, Inc. (a)	811	55,870
Equifax, Inc.	534	136,987
ExlService Holdings, Inc. (a)	940	41,388
Exponent, Inc.	194	13,479
FTI Consulting, Inc. (a)	265	42,837
Genpact Ltd.	1,488	62,332
Heidrick & Struggles International, Inc.	596	29,663
Insperity, Inc.	796	39,163
Jacobs Solutions, Inc.	1,409	211,153
KBR, Inc.	1,545	73,063
Korn Ferry	739	51,715
Leidos Holdings, Inc.	1,523	287,786
ManpowerGroup, Inc.	2,048	77,619
Maximus, Inc.	1,279	116,862
Parsons Corp. (a)	2,397	198,759
Paychex, Inc.	2,582	327,294
Paycom Software, Inc.	243	50,578
Paylocity Holding Corp. (a)	199	31,695
Robert Half, Inc.	2,272	77,203
Science Applications International Corp.	893	88,738
Verisk Analytics, Inc.	230	57,847
Verra Mobility Corp. (a)	824	20,353
		3,267,385
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,933	462,123
CoStar Group, Inc. (a)	1,818	153,385
Cushman & Wakefield PLC (a)	10,105	160,872
eXp World Holdings, Inc. (b)	3,220	34,325
Jones Lang LaSalle, Inc. (a)	1,068	318,563
Kennedy-Wilson Holdings, Inc.	4,957	41,242
Marcus & Millichap, Inc.	624	18,314
St. Joe Co.	320	15,834
		1,204,658
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,674	122,160
AvalonBay Communities, Inc. REIT	1,308	252,666
Camden Property Trust REIT	988	105,499
Centerspace REIT	305	17,965
Elme Communities REIT	1,782	30,045

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	1,090	$66,163
Equity Residential REIT	4,696	303,972
Essex Property Trust, Inc. REIT	473	126,603
Independence Realty Trust, Inc. REIT	2,177	35,681
Invitation Homes, Inc. REIT	5,256	154,158
Mid-America Apartment Communities, Inc. REIT	1,249	174,523
NexPoint Residential Trust, Inc. REIT	420	13,532
UDR, Inc. REIT	3,202	119,307
Veris Residential, Inc. REIT	755	11,476
		1,533,750
RETAIL REITs — 0.4%
Acadia Realty Trust REIT (b)	1,875	37,781
Agree Realty Corp. REIT	991	70,401
Brixmor Property Group, Inc. REIT	3,554	98,375
Curbline Properties Corp. REIT	284	6,333
Federal Realty Investment Trust REIT	607	61,495
Getty Realty Corp. REIT	968	25,971
Kimco Realty Corp. REIT	7,867	171,894
Kite Realty Group Trust REIT	3,032	67,614
Macerich Co. REIT	2,878	52,380
NNN REIT, Inc.	2,776	118,174
Phillips Edison & Co., Inc. REIT	1,253	43,015
Realty Income Corp. REIT	12,516	760,848
Regency Centers Corp. REIT	2,268	165,337
Saul Centers, Inc. REIT	572	18,230
Simon Property Group, Inc. REIT	1,944	364,830
SITE Centers Corp. REIT	2,096	18,885
Tanger, Inc. REIT	965	32,656
Urban Edge Properties REIT	1,805	36,948
Whitestone REIT	792	9,726
		2,160,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	8,530	1,380,069
Allegro MicroSystems, Inc. (a)	405	11,826
Alpha & Omega Semiconductor Ltd. (a)	1,270	35,509
Amkor Technology, Inc.	4,850	137,740
Analog Devices, Inc.	2,943	723,095
Applied Materials, Inc.	4,777	978,043
Axcelis Technologies, Inc. (a)	737	71,961
Broadcom, Inc.	11,672	3,850,710
CEVA, Inc. (a)	299	7,897
Cirrus Logic, Inc. (a)	546	68,408
Cohu, Inc. (a)	1,051	21,367
Diodes, Inc. (a)	1,045	55,604
Enphase Energy, Inc. (a)	780	27,604
Entegris, Inc. (b)	785	72,581
First Solar, Inc. (a)	1,246	274,780
FormFactor, Inc. (a)	620	22,580
Security Description	Shares	Value
Ichor Holdings Ltd. (a)	291	$5,098
Impinj, Inc. (a)	69	12,472
Intel Corp. (a)	99,236	3,329,368
KLA Corp.	428	461,641
Kulicke & Soffa Industries, Inc.	992	40,315
Lam Research Corp.	6,678	894,184
Lattice Semiconductor Corp. (a)	589	43,185
MACOM Technology Solutions Holdings, Inc. (a)	334	41,580
MaxLinear, Inc. (a)	1,080	17,366
Microchip Technology, Inc.	6,233	400,283
Micron Technology, Inc.	11,213	1,876,159
MKS, Inc.	935	115,725
Monolithic Power Systems, Inc.	161	148,223
NVIDIA Corp.	20,686	3,859,594
NXP Semiconductors NV	2,535	577,296
ON Semiconductor Corp. (a)	7,790	384,125
Onto Innovation, Inc. (a)	288	37,215
PDF Solutions, Inc. (a)	183	4,725
Penguin Solutions, Inc. (a)	751	19,736
Photronics, Inc. (a)	1,249	28,665
Power Integrations, Inc.	235	9,449
Qorvo, Inc. (a)	1,284	116,947
QUALCOMM, Inc.	10,847	1,804,507
Rambus, Inc. (a)	633	65,959
Semtech Corp. (a)	605	43,227
Silicon Laboratories, Inc. (a)	239	31,340
SiTime Corp. (a)	67	20,188
Skyworks Solutions, Inc.	3,415	262,887
SolarEdge Technologies, Inc. (a)	2,576	95,312
Synaptics, Inc. (a)	609	41,619
Teradyne, Inc.	490	67,444
Texas Instruments, Inc.	5,370	986,630
Ultra Clean Holdings, Inc. (a)	2,008	54,718
Universal Display Corp.	174	24,992
Veeco Instruments, Inc. (a)	1,042	31,708
		23,693,656
SOFTWARE — 3.9%
A10 Networks, Inc.	452	8,204
ACI Worldwide, Inc. (a)	609	32,137
Adeia, Inc.	2,055	34,524
Adobe, Inc. (a)	2,268	800,037
Agilysys, Inc. (a)	166	17,472
Alarm.com Holdings, Inc. (a)	268	14,225
Appfolio, Inc. Class A (a)	91	25,085
Autodesk, Inc. (a)	687	218,239
Bill Holdings, Inc. (a)	1,083	57,367
Blackbaud, Inc. (a)	208	13,376
BlackLine, Inc. (a)	204	10,832
Box, Inc. Class A (a)	601	19,394
Cadence Design Systems, Inc. (a)	678	238,154
Cleanspark, Inc. (a)	2,774	40,223
Clear Secure, Inc. Class A	551	18,392
Commvault Systems, Inc. (a)	181	34,169
Crowdstrike Holdings, Inc. Class A (a)	369	180,950

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Docusign, Inc. (a)	1,049	$75,622
Dolby Laboratories, Inc. Class A	836	60,501
Dropbox, Inc. Class A (a)	2,328	70,329
Dynatrace, Inc. (a)	1,381	66,909
Fair Isaac Corp. (a)	35	52,379
Fortinet, Inc. (a)	2,013	169,253
Gen Digital, Inc.	4,991	141,695
Guidewire Software, Inc. (a)	116	26,664
InterDigital, Inc. (b)	145	50,058
Intuit, Inc.	448	305,944
LiveRamp Holdings, Inc. (a)	682	18,510
Manhattan Associates, Inc. (a)	199	40,791
MARA Holdings, Inc. (a) (b)	3,138	57,300
Microsoft Corp.	21,247	11,004,884
N-able, Inc. (a)	3,135	24,453
NCR Voyix Corp. (a)	5,646	70,857
Oracle Corp.	12,198	3,430,566
Palantir Technologies, Inc. Class A (a)	3,545	646,679
Palo Alto Networks, Inc. (a)	1,607	327,217
Progress Software Corp. (a)	305	13,399
PTC, Inc. (a)	608	123,436
Qualys, Inc. (a)	227	30,039
Roper Technologies, Inc.	546	272,285
Salesforce, Inc.	4,161	986,157
ServiceNow, Inc. (a)	506	465,662
Sprinklr, Inc. Class A (a)	1,539	11,881
SPS Commerce, Inc. (a)	172	17,912
Synopsys, Inc. (a)	828	408,527
Teradata Corp. (a)	978	21,037
Tyler Technologies, Inc. (a)	142	74,289
Workday, Inc. Class A (a)	1,091	262,636
		21,090,651
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	2,420	465,414
Crown Castle, Inc. REIT	5,030	485,345
CubeSmart REIT	2,620	106,529
Digital Realty Trust, Inc. REIT	1,860	321,557
EPR Properties REIT	869	50,411
Equinix, Inc. REIT	500	391,620
Extra Space Storage, Inc. REIT	2,106	296,820
Four Corners Property Trust, Inc. REIT	1,191	29,060
Gaming & Leisure Properties, Inc. REIT	3,769	175,673
Iron Mountain, Inc. REIT	1,529	155,866
Lamar Advertising Co. Class A REIT	998	122,175
Millrose Properties, Inc. REIT	2,703	90,848
National Storage Affiliates Trust REIT	1,580	47,748
Outfront Media, Inc. REIT	2,965	54,319
PotlatchDeltic Corp. REIT	1,612	65,689
Public Storage REIT	815	235,413
Rayonier, Inc. REIT	1,758	46,657
Safehold, Inc. REIT	1,868	28,935
SBA Communications Corp. REIT	548	105,956
Security Description	Shares	Value
VICI Properties, Inc. REIT	19,914	$649,395
Weyerhaeuser Co. REIT	9,990	247,652
		4,173,082
SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. Class A (a)	700	59,885
Academy Sports & Outdoors, Inc.	3,075	153,811
Advance Auto Parts, Inc. (b)	2,769	170,017
American Eagle Outfitters, Inc.	7,736	132,363
Asbury Automotive Group, Inc. (a)	902	220,494
AutoNation, Inc. (a)	1,270	277,838
AutoZone, Inc. (a)	89	381,831
Bath & Body Works, Inc.	4,892	126,018
Best Buy Co., Inc.	8,637	653,130
Boot Barn Holdings, Inc. (a)	265	43,916
Buckle, Inc.	1,326	77,783
Burlington Stores, Inc. (a)	483	122,923
Caleres, Inc. (b)	1,876	24,463
CarMax, Inc. (a)	3,462	155,340
Chewy, Inc. Class A (a)	4,111	166,290
Dick's Sporting Goods, Inc.	1,486	330,219
Five Below, Inc. (a)	758	117,263
Floor & Decor Holdings, Inc. Class A (a)	781	57,560
GameStop Corp. Class A (a)	2,081	56,770
Gap, Inc.	10,202	218,221
Group 1 Automotive, Inc.	572	250,256
Guess?, Inc.	1,244	20,787
Home Depot, Inc.	7,300	2,957,887
Lithia Motors, Inc.	1,182	373,512
Lowe's Cos., Inc.	5,624	1,413,367
MarineMax, Inc. (a)	625	15,831
Monro, Inc. (b)	1,261	22,660
Murphy USA, Inc.	327	126,961
National Vision Holdings, Inc. (a)	3,498	102,107
O'Reilly Automotive, Inc. (a)	4,494	484,498
Penske Automotive Group, Inc.	807	140,345
RH (a)	180	36,569
Ross Stores, Inc.	2,397	365,279
Sally Beauty Holdings, Inc. (a)	4,319	70,313
Shoe Carnival, Inc. (b)	972	20,208
Signet Jewelers Ltd.	1,922	184,358
Sonic Automotive, Inc. Class A	610	46,415
TJX Cos., Inc.	5,829	842,524
Tractor Supply Co.	3,205	182,268
Ulta Beauty, Inc. (a)	536	293,058
Upbound Group, Inc.	2,092	49,434
Urban Outfitters, Inc. (a)	2,601	185,789
Valvoline, Inc. (a)	1,277	45,857
Victoria's Secret & Co. (a)	3,792	102,915
Williams-Sonoma, Inc.	886	173,169
		12,052,502
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	36,773	9,363,509
Corsair Gaming, Inc. (a)	1,104	9,848

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc. Class C	13,613	$1,929,915
Hewlett Packard Enterprise Co.	59,102	1,451,545
HP, Inc.	42,443	1,155,723
NetApp, Inc.	2,028	240,237
Pure Storage, Inc. Class A (a)	1,584	132,755
Sandisk Corp. (a)	5,963	669,048
Seagate Technology Holdings PLC	2,127	502,100
Super Micro Computer, Inc. (a) (b)	5,014	240,371
Western Digital Corp.	4,780	573,887
		16,268,938
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	5,236	104,301
Carter's, Inc.	1,597	45,067
Columbia Sportswear Co.	1,411	73,795
Crocs, Inc. (a)	1,037	86,641
Deckers Outdoor Corp. (a)	884	89,611
G-III Apparel Group Ltd. (a)	1,884	50,133
Hanesbrands, Inc. (a)	7,974	52,549
Kontoor Brands, Inc.	826	65,890
Lululemon Athletica, Inc. (a)	813	144,657
NIKE, Inc. Class B	10,889	759,290
Oxford Industries, Inc.	656	26,594
PVH Corp.	2,147	179,854
Ralph Lauren Corp.	546	171,204
Steven Madden Ltd.	1,622	54,305
Tapestry, Inc.	1,900	215,118
Under Armour, Inc. Class A (a) (b)	7,889	39,366
Under Armour, Inc. Class C (a) (b)	5,467	26,406
VF Corp. (b)	14,730	212,554
Wolverine World Wide, Inc.	1,843	50,572
		2,447,907
TOBACCO — 0.6%
Altria Group, Inc.	23,287	1,538,339
Philip Morris International, Inc.	9,240	1,498,728
Universal Corp.	1,057	59,055
		3,096,122
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp.	4,609	293,363
Applied Industrial Technologies, Inc.	283	73,877
Boise Cascade Co.	1,705	131,831
Core & Main, Inc. Class A (a)	1,759	94,687
DNOW, Inc. (a)	2,261	34,480
DXP Enterprises, Inc. (a)	307	36,554
Fastenal Co.	5,868	287,767
GATX Corp.	506	88,449
MSC Industrial Direct Co., Inc. Class A	1,011	93,154
Rush Enterprises, Inc. Class A	2,767	147,952
United Rentals, Inc.	656	626,257
Watsco, Inc. (b)	254	102,692
WESCO International, Inc.	2,184	461,916
WW Grainger, Inc.	238	226,804
		2,699,783
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	305	$22,363
American Water Works Co., Inc.	1,409	196,119
California Water Service Group	814	37,354
Essential Utilities, Inc.	3,443	137,376
H2O America	466	22,694
Middlesex Water Co.	193	10,445
		426,351
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	616	5,292
Telephone & Data Systems, Inc.	4,554	178,699
T-Mobile U.S., Inc.	9,043	2,164,713
		2,348,704
TOTAL COMMON STOCKS (Cost $447,553,102)		533,654,925
WARRANTS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0% *
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	40
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	393,528	393,528
State Street Navigator Securities Lending Portfolio II (c) (g)	3,568,812	3,568,812
TOTAL SHORT-TERM INVESTMENTS (Cost $3,962,340)		3,962,340
TOTAL INVESTMENTS — 100.6% (Cost $451,515,442)		537,617,305
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,204,355)
NET ASSETS — 100.0%		$534,412,950
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$533,654,925	$—	$0(a)	$533,654,925
Warrants	40	—	—	40
Short-Term Investments	3,962,340	—	—	3,962,340
TOTAL INVESTMENTS	$537,617,305	$—	$0	$537,617,305
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	5,101	$542,440	$33,102	$8,931	$3,106	$47,572	5,321	$617,289	$3,877
State Street Institutional U.S. Government Money Market Fund, Class G Shares	266,668	266,668	5,353,312	5,226,452	—	—	393,528	393,528	7,283
State Street Navigator Securities Lending Portfolio II	1,991,352	1,991,352	13,089,426	11,511,966	—	—	3,568,812	3,568,812	1,840
Total		$2,800,460	$18,475,840	$16,747,349	$3,106	$47,572		$4,579,629	$13,000
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.2%
AeroVironment, Inc. (a) (b)	46,662	$14,693,397
ATI, Inc. (a)	202,241	16,450,283
BWX Technologies, Inc.	134,151	24,733,420
Curtiss-Wright Corp.	55,312	30,031,097
Hexcel Corp.	58,391	3,661,116
Kratos Defense & Security Solutions, Inc. (a)	143,628	13,123,290
Woodward, Inc.	87,962	22,228,877
		124,921,480
AIRLINES — 0.8%
Alaska Air Group, Inc. (a) (b)	169,207	8,423,124
American Airlines Group, Inc. (a) (b)	968,294	10,883,625
		19,306,749
AUTO COMPONENTS — 0.1%
Gentex Corp.	132,050	3,737,015
BANKS — 3.9%
Commerce Bancshares, Inc.	102,957	6,152,710
Cullen/Frost Bankers, Inc.	66,106	8,380,258
East West Bancorp, Inc.	202,229	21,527,277
First Financial Bankshares, Inc.	108,626	3,655,265
Glacier Bancorp, Inc.	78,264	3,809,109
Home BancShares, Inc.	103,211	2,920,871
International Bancshares Corp.	57,196	3,932,225
Pinnacle Financial Partners, Inc.	72,220	6,773,514
Synovus Financial Corp.	99,792	4,897,791
UMB Financial Corp.	60,752	7,189,999
Western Alliance Bancorp	151,948	13,176,931
Wintrust Financial Corp.	51,103	6,768,081
Zions Bancorp NA	87,887	4,972,647
		94,156,678
BEVERAGES — 0.8%
Celsius Holdings, Inc. (a)	149,746	8,608,897
Coca-Cola Consolidated, Inc.	87,262	10,223,616
		18,832,513
BIOTECHNOLOGY — 3.8%
Cytokinetics, Inc. (a) (b)	88,273	4,851,484
Exelixis, Inc. (a)	395,103	16,317,754
Halozyme Therapeutics, Inc. (a)	171,675	12,590,645
Neurocrine Biosciences, Inc. (a)	145,598	20,439,047
Roivant Sciences Ltd. (a) (b)	626,657	9,481,320
United Therapeutics Corp. (a)	66,418	27,843,090
		91,523,340
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	53,148	6,824,203
BUILDING PRODUCTS — 2.7%
AAON, Inc. (b)	99,273	9,276,069
Advanced Drainage Systems, Inc.	50,478	7,001,298
Security Description	Shares	Value
Carlisle Cos., Inc.	62,586	$20,588,290
Owens Corning	122,732	17,361,669
Simpson Manufacturing Co., Inc. (b)	40,293	6,747,466
Trex Co., Inc. (a)	78,210	4,041,111
		65,015,903
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	17,051	4,065,470
Carlyle Group, Inc.	141,440	8,868,288
Evercore, Inc. Class A	56,646	19,107,829
Federated Hermes, Inc.	66,134	3,434,339
Hamilton Lane, Inc. Class A	59,417	8,008,817
Houlihan Lokey, Inc.	80,058	16,437,509
Janus Henderson Group PLC	74,528	3,317,241
Jefferies Financial Group, Inc.	128,527	8,408,236
Morningstar, Inc.	35,923	8,334,495
SEI Investments Co.	84,076	7,133,849
Stifel Financial Corp.	106,475	12,081,718
		99,197,791
CHEMICALS — 1.1%
Axalta Coating Systems Ltd. (a)	171,667	4,913,110
Cabot Corp.	43,689	3,322,548
NewMarket Corp.	4,963	4,110,406
RPM International, Inc.	107,426	12,663,377
Scotts Miracle-Gro Co.	23,966	1,364,864
		26,374,305
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Brink's Co.	31,039	3,627,218
Clean Harbors, Inc. (a)	74,006	17,185,673
MSA Safety, Inc.	27,025	4,650,192
RB Global, Inc. (b)	272,340	29,510,762
Tetra Tech, Inc.	385,626	12,872,196
		67,846,041
COMMUNICATIONS EQUIPMENT — 1.2%
Ciena Corp. (a)	124,498	18,135,623
Lumentum Holdings, Inc. (a)	64,573	10,506,673
		28,642,296
CONSTRUCTION & ENGINEERING — 3.9%
AECOM	103,038	13,443,368
API Group Corp. (a)	320,944	11,030,845
Comfort Systems USA, Inc.	51,665	42,632,924
MasTec, Inc. (a)	89,943	19,140,770
Valmont Industries, Inc.	21,101	8,181,491
		94,429,398
CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	47,655	11,105,521
Knife River Corp. (a)	83,174	6,393,586
		17,499,107
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	36,770	5,825,103

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SLM Corp. (b)	305,930	$8,468,143
		14,293,246
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	91,064	8,491,718
Casey's General Stores, Inc.	37,650	21,284,298
Maplebear, Inc. (a) (b)	124,494	4,576,399
Sprouts Farmers Market, Inc. (a)	143,452	15,607,578
		49,959,993
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	51,205	6,844,060
Graphic Packaging Holding Co.	169,585	3,318,779
		10,162,839
DIVERSIFIED CONSUMER SERVICES — 2.0%
Duolingo, Inc. (a)	58,414	18,799,962
Grand Canyon Education, Inc. (a)	40,726	8,940,171
H&R Block, Inc.	196,442	9,934,072
Service Corp. International	125,559	10,449,020
		48,123,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc. (b)	79,248	1,383,670
ELECTRIC UTILITIES — 0.2%
IDACORP, Inc. (b)	32,915	4,349,717
ELECTRICAL EQUIPMENT — 1.6%
Acuity, Inc.	44,557	15,344,985
nVent Electric PLC	236,175	23,296,302
		38,641,287
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Belden, Inc.	58,100	6,987,687
Cognex Corp.	99,914	4,526,104
Coherent Corp. (a)	228,111	24,572,117
Crane NXT Co. (b)	29,499	1,978,498
Fabrinet (a)	52,599	19,178,647
Novanta, Inc. (a)	32,244	3,229,237
Vontier Corp.	90,446	3,796,019
		64,268,309
ENERGY EQUIPMENT & SERVICES — 1.3%
TechnipFMC PLC	603,176	23,795,293
Valaris Ltd. (a) (b)	97,272	4,743,956
Weatherford International PLC	51,493	3,523,666
		32,062,915
ENTERTAINMENT — 0.1%
Warner Music Group Corp. Class A (b)	103,553	3,527,015
FINANCIAL SERVICES — 2.0%
Equitable Holdings, Inc.	439,536	22,319,638
Euronet Worldwide, Inc. (a) (b)	33,410	2,933,732
MGIC Investment Corp.	162,371	4,606,465
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a) (b)	98,787	$7,646,114
Voya Financial, Inc.	74,516	5,573,797
WEX, Inc. (a) (b)	35,154	5,537,810
		48,617,556
FOOD PRODUCTS — 0.6%
Ingredion, Inc.	40,475	4,942,402
Marzetti Co.	14,095	2,435,475
Pilgrim's Pride Corp. (b)	59,603	2,427,034
Post Holdings, Inc. (a)	38,055	4,090,152
		13,895,063
GROUND TRANSPORTATION — 1.2%
Ryder System, Inc.	31,746	5,988,566
Saia, Inc. (a)	39,055	11,691,505
XPO, Inc. (a) (b)	84,716	10,951,237
		28,631,308
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Globus Medical, Inc. Class A (a)	165,287	9,465,986
Haemonetics Corp. (a)	40,962	1,996,488
Lantheus Holdings, Inc. (a) (b)	99,777	5,117,562
LivaNova PLC (a)	33,376	1,748,235
Masimo Corp. (a) (b)	66,985	9,883,637
Penumbra, Inc. (a)	37,208	9,425,531
		37,637,439
HEALTH CARE PROVIDERS & SERVICES — 3.2%
Chemed Corp.	9,992	4,473,818
Encompass Health Corp.	104,901	13,324,525
Ensign Group, Inc.	84,028	14,517,517
HealthEquity, Inc. (a)	126,925	12,028,682
Hims & Hers Health, Inc. (a) (b)	303,376	17,207,487
Tenet Healthcare Corp. (a)	79,045	16,049,297
		77,601,326
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	172,257	7,272,691
HEALTH CARE TECHNOLOGY — 0.6%
Doximity, Inc. Class A (a)	198,705	14,535,271
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	146,504	1,623,264
HOTELS, RESTAURANTS & LEISURE — 4.4%
Boyd Gaming Corp.	53,081	4,588,852
Cava Group, Inc. (a) (b)	114,123	6,894,170
Choice Hotels International, Inc. (b)	30,313	3,240,763
Churchill Downs, Inc.	97,784	9,486,026
Hilton Grand Vacations, Inc. (a)	90,517	3,784,516
Hyatt Hotels Corp. Class A (b)	62,429	8,860,548
Light & Wonder, Inc. (a) (b)	123,206	10,341,912
Planet Fitness, Inc. Class A (a)	123,190	12,787,122
Texas Roadhouse, Inc.	97,488	16,197,631
Travel & Leisure Co.	95,273	5,667,791

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Vail Resorts, Inc. (b)	28,895	$4,321,825
Wingstop, Inc. (b)	40,957	10,308,058
Wyndham Hotels & Resorts, Inc.	112,078	8,955,032
		105,434,246
HOUSEHOLD DURABLES — 2.2%
KB Home	51,895	3,302,598
Somnigroup International, Inc. (b)	181,404	15,297,799
Toll Brothers, Inc.	144,088	19,904,316
TopBuild Corp. (a) (b)	41,031	16,037,377
		54,542,090
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc.	39,121	3,765,396
INDUSTRIAL REITs — 0.5%
EastGroup Properties, Inc. REIT	36,720	6,215,227
First Industrial Realty Trust, Inc. REIT	106,371	5,474,916
		11,690,143
INSURANCE — 2.9%
American Financial Group, Inc.	44,644	6,505,524
Kinsale Capital Group, Inc. (b)	32,456	13,802,238
Primerica, Inc.	47,532	13,194,408
RenaissanceRe Holdings Ltd.	69,045	17,532,597
RLI Corp.	134,791	8,791,069
Ryan Specialty Holdings, Inc. (b)	165,380	9,320,817
		69,146,653
IT SERVICES — 2.1%
Kyndryl Holdings, Inc. (a)	189,915	5,703,147
Okta, Inc. (a)	245,314	22,495,294
Twilio, Inc. Class A (a)	225,143	22,534,563
		50,733,004
LEISURE EQUIPMENT & PRODUCTS — 0.1%
YETI Holdings, Inc. (a) (b)	51,984	1,724,829
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bruker Corp. (b)	76,134	2,473,594
Illumina, Inc. (a)	117,273	11,137,417
Medpace Holdings, Inc. (a)	32,573	16,747,734
Repligen Corp. (a)	33,071	4,420,600
Sotera Health Co. (a)	118,900	1,870,297
		36,649,642
MACHINERY — 5.2%
Chart Industries, Inc. (a)	64,835	12,976,725
Crane Co.	38,023	7,001,555
Donaldson Co., Inc.	97,419	7,973,745
Esab Corp.	83,704	9,353,085
Flowserve Corp.	134,362	7,139,997
Graco, Inc.	119,185	10,125,957
ITT, Inc.	81,284	14,530,328
Lincoln Electric Holdings, Inc.	46,208	10,897,233
Mueller Industries, Inc.	162,503	16,430,678
RBC Bearings, Inc. (a)	46,137	18,006,810
Security Description	Shares	Value
Toro Co.	60,841	$4,636,084
Watts Water Technologies, Inc. Class A	20,542	5,736,970
		124,809,167
MARINE — 0.3%
Kirby Corp. (a)	81,897	6,834,305
MEDIA — 0.6%
EchoStar Corp. Class A (a) (b)	96,732	7,386,455
New York Times Co. Class A	128,439	7,372,399
		14,758,854
METALS & MINING — 1.3%
Carpenter Technology Corp.	73,196	17,972,546
MP Materials Corp. (a)	86,935	5,830,730
Royal Gold, Inc. (b)	43,444	8,713,998
		32,517,274
OFFICE REITs — 0.4%
COPT Defense Properties REIT	87,595	2,545,511
Vornado Realty Trust REIT (b)	172,856	7,005,853
		9,551,364
OIL, GAS & CONSUMABLE FUELS — 2.6%
Antero Midstream Corp.	249,557	4,851,388
CNX Resources Corp. (a) (b)	207,508	6,665,157
DT Midstream, Inc.	149,062	16,852,950
Matador Resources Co.	110,897	4,982,602
Permian Resources Corp.	1,025,846	13,130,829
Range Resources Corp.	160,754	6,050,780
Viper Energy, Inc. Class A	247,577	9,462,393
		61,996,099
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	92,192	8,190,337
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (a)	86,398	3,140,567
elf Beauty, Inc. (a) (b)	87,093	11,538,081
		14,678,648
PROFESSIONAL SERVICES — 3.0%
CACI International, Inc. Class A (a) (b)	19,357	9,654,885
ExlService Holdings, Inc. (a)	237,008	10,435,462
Exponent, Inc.	45,075	3,131,811
Genpact Ltd.	126,853	5,313,872
KBR, Inc.	79,409	3,755,252
Parsons Corp. (a) (b)	78,320	6,494,294
Paylocity Holding Corp. (a)	65,531	10,437,122
TransUnion	285,858	23,949,183
		73,171,881
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	36,809	10,979,389
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	179,716	5,975,557

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	142,297	$8,637,428
Independence Realty Trust, Inc. REIT (b)	205,575	3,369,374
		17,982,359
RETAIL REITs — 0.6%
Agree Realty Corp. REIT (b)	67,041	4,762,593
Brixmor Property Group, Inc. REIT	242,526	6,713,120
Kite Realty Group Trust REIT	139,801	3,117,562
		14,593,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Allegro MicroSystems, Inc. (a)	69,105	2,017,866
Cirrus Logic, Inc. (a)	45,958	5,758,078
Entegris, Inc. (b)	115,651	10,693,091
Lattice Semiconductor Corp. (a) (b)	98,410	7,215,421
MACOM Technology Solutions Holdings, Inc. (a)	93,944	11,695,089
MKS, Inc. (b)	40,936	5,066,649
Onto Innovation, Inc. (a)	40,296	5,207,049
Power Integrations, Inc.	28,632	1,151,293
Rambus, Inc. (a)	157,891	16,452,242
Silicon Laboratories, Inc. (a)	20,900	2,740,617
Universal Display Corp.	29,853	4,287,786
		72,285,181
SOFTWARE — 6.6%
Appfolio, Inc. Class A (a)	33,569	9,253,631
Blackbaud, Inc. (a)	27,585	1,773,991
Commvault Systems, Inc. (a)	65,225	12,313,176
Docusign, Inc. (a)	296,535	21,377,208
Dropbox, Inc. Class A (a)	165,714	5,006,220
Dynatrace, Inc. (a)	442,417	21,435,104
Guidewire Software, Inc. (a)	123,548	28,398,743
Manhattan Associates, Inc. (a)	88,702	18,182,136
Nutanix, Inc. Class A (a)	393,454	29,269,043
Pegasystems, Inc. (b)	132,504	7,618,980
Qualys, Inc. (a)	30,683	4,060,281
		158,688,513
SPECIALIZED REITs — 1.2%
CubeSmart REIT	180,731	7,348,523
Gaming & Leisure Properties, Inc. REIT	175,917	8,199,491
Lamar Advertising Co. Class A REIT (b)	80,260	9,825,429
National Storage Affiliates Trust REIT	104,081	3,145,328
		28,518,771
SPECIALTY RETAIL — 3.8%
Abercrombie & Fitch Co. Class A (a)	69,954	5,984,565
Bath & Body Works, Inc.	158,380	4,079,869
Burlington Stores, Inc. (a)	91,492	23,284,714
Security Description	Shares	Value
Chewy, Inc. Class A (a)	326,675	$13,214,004
Dick's Sporting Goods, Inc.	58,864	13,080,758
Floor & Decor Holdings, Inc. Class A (a)	88,515	6,523,555
GameStop Corp. Class A (a)	266,514	7,270,502
Murphy USA, Inc.	25,765	10,003,519
RH (a) (b)	11,190	2,273,360
Valvoline, Inc. (a)	186,513	6,697,682
		92,412,528
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Pure Storage, Inc. Class A (a)	455,613	38,184,926
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Crocs, Inc. (a) (b)	80,145	6,696,115
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	55,865	14,583,558
Core & Main, Inc. Class A (a)	172,601	9,291,112
GATX Corp.	32,376	5,659,325
Watsco, Inc. (b)	31,734	12,830,056
		42,364,051
TOTAL COMMON STOCKS (Cost $2,137,966,195)		2,417,791,993
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	2,213,998	2,213,998
State Street Navigator Securities Lending Portfolio II (e) (f)	109,774,071	109,774,071
TOTAL SHORT-TERM INVESTMENTS (Cost $111,988,069)		111,988,069
TOTAL INVESTMENTS — 104.5% (Cost $2,249,954,264)		2,529,780,062
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(109,232,298)
NET ASSETS — 100.0%		$2,420,547,764
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,417,791,993	$—	$—	$2,417,791,993
Short-Term Investments	111,988,069	—	—	111,988,069
TOTAL INVESTMENTS	$2,529,780,062	$—	$—	$2,529,780,062

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,281,264	$1,281,264	$11,355,097	$10,422,363	$—	$—	2,213,998	$2,213,998	$17,515
State Street Navigator Securities Lending Portfolio II	38,650,091	38,650,091	428,560,410	357,436,430	—	—	109,774,071	109,774,071	155,605
Total		$39,931,355	$439,915,507	$367,858,793	$—	$—		$111,988,069	$173,120
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.6%
Hexcel Corp. (a)	65,705	$4,119,703
Kratos Defense & Security Solutions, Inc. (b)	117,099	10,699,336
		14,819,039
AIR FREIGHT & LOGISTICS — 0.4%
GXO Logistics, Inc. (b)	189,519	10,023,660
AUTO COMPONENTS — 1.6%
Autoliv, Inc.	116,943	14,442,460
Gentex Corp.	213,854	6,052,068
Goodyear Tire & Rubber Co. (a) (b)	472,400	3,533,552
Lear Corp. (a)	88,101	8,863,842
Visteon Corp.	45,057	5,400,532
		38,292,454
AUTOMOBILES — 0.6%
Harley-Davidson, Inc. (a)	200,750	5,600,925
Thor Industries, Inc. (a)	88,093	9,134,363
		14,735,288
BANKS — 9.6%
Associated Banc-Corp.	269,767	6,935,710
Bank OZK	174,831	8,912,884
Cadence Bank	308,393	11,577,073
Columbia Banking System, Inc.	494,971	12,740,554
Comerica, Inc.	212,702	14,574,341
Commerce Bancshares, Inc.	88,097	5,264,677
Cullen/Frost Bankers, Inc.	31,885	4,042,061
First Financial Bankshares, Inc.	94,623	3,184,064
First Horizon Corp.	840,135	18,995,452
Flagstar Financial, Inc. (a)	494,117	5,707,051
FNB Corp.	594,626	9,579,425
Glacier Bancorp, Inc.	107,676	5,240,591
Hancock Whitney Corp.	139,958	8,762,770
Home BancShares, Inc.	187,607	5,309,278
International Bancshares Corp.	25,977	1,785,919
Old National Bancorp	577,237	12,670,352
Pinnacle Financial Partners, Inc.	45,700	4,286,203
Prosperity Bancshares, Inc.	157,274	10,435,130
Southstate Bank Corp.	167,479	16,558,649
Synovus Financial Corp.	116,884	5,736,667
Texas Capital Bancshares, Inc. (b)	75,565	6,387,510
UMB Financial Corp.	49,466	5,854,301
United Bankshares, Inc.	233,344	8,682,730
Valley National Bancorp	794,850	8,425,410
Webster Financial Corp.	275,010	16,346,594
Wintrust Financial Corp.	53,083	7,030,313
Zions Bancorp NA	146,283	8,276,692
		233,302,401
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (b)	13,107	2,771,082
Security Description	Shares	Value
Celsius Holdings, Inc. (b)	95,077	$5,465,977
		8,237,059
BIOTECHNOLOGY — 0.9%
BioMarin Pharmaceutical, Inc. (b)	317,736	17,208,582
Cytokinetics, Inc. (a) (b)	98,811	5,430,652
		22,639,234
BROADLINE RETAIL — 0.5%
Macy's, Inc. (a)	448,407	8,039,938
Ollie's Bargain Outlet Holdings, Inc. (b)	41,533	5,332,837
		13,372,775
BUILDING PRODUCTS — 1.5%
Advanced Drainage Systems, Inc.	61,596	8,543,365
Fortune Brands Innovations, Inc.	198,722	10,609,767
Simpson Manufacturing Co., Inc. (a)	23,406	3,919,569
Trex Co., Inc. (b)	90,345	4,668,126
UFP Industries, Inc.	96,975	9,066,193
		36,807,020
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	27,770	6,621,201
Carlyle Group, Inc.	271,488	17,022,298
Federated Hermes, Inc.	47,652	2,474,568
Janus Henderson Group PLC	123,685	5,505,219
Jefferies Financial Group, Inc.	128,077	8,378,797
SEI Investments Co.	60,504	5,133,765
Stifel Financial Corp.	48,960	5,555,491
		50,691,339
CHEMICALS — 1.8%
Ashland, Inc.	75,467	3,615,624
Avient Corp.	151,118	4,979,338
Axalta Coating Systems Ltd. (b)	164,486	4,707,589
Cabot Corp.	38,631	2,937,887
NewMarket Corp.	7,237	5,993,756
Olin Corp.	189,331	4,731,382
RPM International, Inc.	91,200	10,750,656
Scotts Miracle-Gro Co.	46,265	2,634,792
Westlake Corp. (a)	55,061	4,243,001
		44,594,025
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brink's Co.	34,415	4,021,737
MSA Safety, Inc.	30,354	5,223,013
		9,244,750
COMMUNICATIONS EQUIPMENT — 0.8%
Ciena Corp. (b)	93,589	13,633,109
Lumentum Holdings, Inc. (b)	42,780	6,960,734
		20,593,843
CONSTRUCTION & ENGINEERING — 1.5%
AECOM	103,028	13,442,063

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
API Group Corp. (b)	251,297	$8,637,078
Fluor Corp. (b)	267,608	11,258,269
Valmont Industries, Inc.	8,822	3,420,554
		36,757,964
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	463,479	18,168,377
FirstCash Holdings, Inc.	23,218	3,678,195
		21,846,572
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.9%
Albertsons Cos., Inc. Class A	667,232	11,683,232
BJ's Wholesale Club Holdings, Inc. (b)	115,858	10,803,759
Casey's General Stores, Inc.	19,081	10,786,871
Maplebear, Inc. (a) (b)	164,406	6,043,565
Performance Food Group Co. (b)	258,932	26,939,285
U.S. Foods Holding Corp. (b)	372,497	28,540,720
		94,797,432
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	51,168	6,839,115
Crown Holdings, Inc.	190,361	18,386,969
Graphic Packaging Holding Co. (a)	298,408	5,839,845
Greif, Inc. Class A	43,119	2,576,791
Silgan Holdings, Inc.	146,613	6,305,825
Sonoco Products Co.	162,918	7,020,137
		46,968,682
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	5,626	6,623,546
Service Corp. International	90,586	7,538,567
		14,162,113
DIVERSIFIED REITs — 1.0%
WP Carey, Inc. REIT	362,296	24,480,341
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (b)	414,238	15,471,789
Iridium Communications, Inc. (a)	89,352	1,560,086
		17,031,875
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	95,606	6,348,238
IDACORP, Inc. (a)	52,641	6,956,508
OGE Energy Corp.	333,286	15,421,143
Portland General Electric Co. (a)	180,955	7,962,020
TXNM Energy, Inc.	156,654	8,858,784
		45,546,693
ELECTRICAL EQUIPMENT — 2.0%
EnerSys	62,064	7,010,749
NEXTracker, Inc. Class A (b)	244,829	18,114,898
Regal Rexnord Corp.	109,838	15,755,163
Sensata Technologies Holding PLC	240,539	7,348,466
		48,229,276
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Arrow Electronics, Inc. (b)	85,077	$10,294,317
Avnet, Inc.	138,518	7,241,721
Cognex Corp.	166,353	7,535,791
Crane NXT Co. (a)	48,948	3,282,942
Flex Ltd. (b)	620,838	35,989,979
IPG Photonics Corp. (b)	41,800	3,310,142
Littelfuse, Inc.	40,947	10,605,682
Novanta, Inc. (b)	23,199	2,323,380
TD SYNNEX Corp.	126,893	20,778,729
Vontier Corp.	140,512	5,897,289
		107,259,972
ENERGY EQUIPMENT & SERVICES — 0.5%
NOV, Inc. (a)	613,204	8,124,953
Weatherford International PLC	61,673	4,220,283
		12,345,236
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A (a)	125,282	4,267,105
FINANCIAL SERVICES — 1.3%
Essent Group Ltd.	163,124	10,368,162
Euronet Worldwide, Inc. (b)	26,136	2,295,002
MGIC Investment Corp.	197,969	5,616,381
Voya Financial, Inc.	76,433	5,717,188
Western Union Co. (a)	533,371	4,261,634
WEX, Inc. (b)	17,025	2,681,948
		30,940,315
FOOD PRODUCTS — 1.1%
Darling Ingredients, Inc. (b)	261,260	8,065,096
Flowers Foods, Inc.	348,668	4,550,117
Ingredion, Inc.	60,404	7,375,933
Marzetti Co.	17,275	2,984,947
Post Holdings, Inc. (b)	34,706	3,730,201
		26,706,294
GAS UTILITIES — 2.4%
National Fuel Gas Co.	149,554	13,814,303
New Jersey Resources Corp.	165,865	7,986,400
ONE Gas, Inc.	99,068	8,018,564
Southwest Gas Holdings, Inc.	105,793	8,287,824
Spire, Inc.	97,493	7,947,629
UGI Corp.	355,759	11,832,544
		57,887,264
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc. (a) (b)	27,908	4,481,327
Knight-Swift Transportation Holdings, Inc.	268,681	10,615,587
Landstar System, Inc.	57,216	7,012,393
Ryder System, Inc.	31,666	5,973,474
XPO, Inc. (a) (b)	99,407	12,850,343
		40,933,124

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Dentsply Sirona, Inc.	329,458	$4,180,822
Envista Holdings Corp. (b)	274,421	5,589,956
Haemonetics Corp. (b)	33,389	1,627,380
LivaNova PLC (b)	53,215	2,787,401
Penumbra, Inc. (b)	22,550	5,712,366
		19,897,925
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Chemed Corp.	12,987	5,814,799
Encompass Health Corp.	48,223	6,125,285
Option Care Health, Inc. (b)	267,977	7,439,042
Tenet Healthcare Corp. (b)	57,037	11,580,793
		30,959,919
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT	582,092	10,495,119
Omega Healthcare Investors, Inc. REIT	292,975	12,369,404
Sabra Health Care REIT, Inc.	395,967	7,380,825
		30,245,348
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (a)	168,333	1,865,130
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	434,959	16,702,426
Boyd Gaming Corp.	38,225	3,304,551
Cava Group, Inc. (a) (b)	36,229	2,188,594
Marriott Vacations Worldwide Corp. (a)	45,683	3,040,660
Vail Resorts, Inc. (a)	28,800	4,307,616
		29,543,847
HOUSEHOLD DURABLES — 1.4%
KB Home	53,891	3,429,623
Somnigroup International, Inc. (a)	142,444	12,012,303
Taylor Morrison Home Corp. (b)	163,627	10,801,018
Whirlpool Corp. (a)	92,278	7,253,051
		33,495,995
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Ormat Technologies, Inc.	55,164	5,309,535
Talen Energy Corp. (b)	75,572	32,146,817
		37,456,352
INDUSTRIAL REITs — 1.6%
EastGroup Properties, Inc. REIT	46,613	7,889,716
First Industrial Realty Trust, Inc. REIT	100,619	5,178,860
Rexford Industrial Realty, Inc. REIT (a)	390,749	16,063,692
STAG Industrial, Inc. REIT	309,065	10,906,904
		40,039,172
Security Description	Shares	Value
INSURANCE — 5.7%
American Financial Group, Inc.	64,179	$9,352,164
Brighthouse Financial, Inc. (b)	94,394	5,010,434
CNO Financial Group, Inc.	160,044	6,329,740
Fidelity National Financial, Inc.	422,558	25,560,533
First American Financial Corp.	168,524	10,825,982
Hanover Insurance Group, Inc.	59,218	10,755,765
Kemper Corp.	103,608	5,340,992
Old Republic International Corp.	378,285	16,065,764
Reinsurance Group of America, Inc.	109,355	21,010,376
Selective Insurance Group, Inc.	100,773	8,169,667
Unum Group	259,252	20,164,621
		138,586,038
INTERACTIVE MEDIA & SERVICES — 0.2%
ZoomInfo Technologies, Inc. (b)	463,008	5,051,417
IT SERVICES — 0.3%
ASGN, Inc. (b)	72,309	3,423,831
Kyndryl Holdings, Inc. (a) (b)	167,980	5,044,440
		8,468,271
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	107,856	6,820,813
Mattel, Inc. (b)	532,101	8,955,260
Polaris, Inc. (a)	88,220	5,128,229
YETI Holdings, Inc. (b)	77,791	2,581,105
		23,485,407
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Avantor, Inc. (b)	1,128,331	14,081,571
Bio-Rad Laboratories, Inc. Class A (a) (b)	30,228	8,475,629
Bruker Corp.	98,799	3,209,980
Illumina, Inc. (a) (b)	122,126	11,598,306
Repligen Corp. (b)	50,665	6,772,391
Sotera Health Co. (a) (b)	157,043	2,470,286
		46,608,163
MACHINERY — 5.0%
AGCO Corp.	102,526	10,977,458
CNH Industrial NV	1,469,622	15,945,399
Crane Co.	37,983	6,994,190
Donaldson Co., Inc.	83,000	6,793,550
Flowserve Corp.	64,793	3,443,100
Graco, Inc.	139,877	11,883,950
ITT, Inc.	37,386	6,683,121
Lincoln Electric Holdings, Inc.	39,197	9,243,828
Middleby Corp. (a) (b)	77,193	10,261,265
Oshkosh Corp.	105,923	13,738,213
Terex Corp. (a)	108,352	5,558,458
Timken Co. (a)	104,687	7,870,369
Toro Co.	94,497	7,200,671
Watts Water Technologies, Inc. Class A	22,257	6,215,935
		122,809,507

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.0%
EchoStar Corp. Class A (a) (b)	113,290	$8,650,824
New York Times Co. Class A	123,062	7,063,759
Nexstar Media Group, Inc. (a)	47,183	9,329,967
		25,044,550
METALS & MINING — 3.3%
Alcoa Corp.	428,494	14,093,168
Cleveland-Cliffs, Inc. (a) (b)	818,961	9,991,324
Commercial Metals Co.	185,298	10,613,869
MP Materials Corp. (b)	124,486	8,349,276
Reliance, Inc.	87,012	24,435,580
Royal Gold, Inc.	59,932	12,021,161
		79,504,378
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Annaly Capital Management, Inc. REIT	1,062,300	21,469,083
Starwood Property Trust, Inc. REIT (a)	571,276	11,065,616
		32,534,699
MULTI-UTILITIES — 0.5%
Black Hills Corp.	120,665	7,431,758
Northwestern Energy Group, Inc.	101,394	5,942,702
		13,374,460
OFFICE REITs — 0.9%
COPT Defense Properties REIT	89,314	2,595,465
Cousins Properties, Inc. REIT	277,363	8,026,885
Kilroy Realty Corp. REIT (a)	179,765	7,595,071
Vornado Realty Trust REIT	71,913	2,914,634
		21,132,055
OIL, GAS & CONSUMABLE FUELS — 3.6%
Antero Midstream Corp.	276,579	5,376,696
Antero Resources Corp. (b)	485,660	16,298,750
Chord Energy Corp.	94,800	9,420,276
Civitas Resources, Inc. (a)	137,708	4,475,510
HF Sinclair Corp.	263,181	13,774,893
Matador Resources Co.	69,578	3,126,139
Murphy Oil Corp. (a)	221,514	6,293,213
Ovintiv, Inc.	425,328	17,174,745
PBF Energy, Inc. Class A (a)	135,653	4,092,651
Range Resources Corp.	213,013	8,017,809
		88,050,682
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (b)	112,291	4,081,778
Coty, Inc. Class A (a) (b)	604,987	2,444,147
		6,525,925
PHARMACEUTICALS — 1.4%
Elanco Animal Health, Inc. (a) (b)	822,138	16,557,859
Jazz Pharmaceuticals PLC (b)	100,398	13,232,457
Perrigo Co. PLC	227,151	5,058,653
		34,848,969
Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.1%
CACI International, Inc. Class A (a) (b)	14,573	$7,268,721
Concentrix Corp. (a)	73,907	3,410,808
Exponent, Inc.	33,372	2,318,687
FTI Consulting, Inc. (b)	52,571	8,498,102
Genpact Ltd.	125,806	5,270,013
Insperity, Inc.	59,095	2,907,474
KBR, Inc.	123,410	5,836,059
Maximus, Inc.	93,072	8,503,989
Science Applications International Corp.	77,412	7,692,430
		51,706,283
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (b)	36,864	10,995,794
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	334,432	11,119,864
Equity LifeStyle Properties, Inc. REIT	160,021	9,713,275
Independence Realty Trust, Inc. REIT (a)	154,160	2,526,682
		23,359,821
RETAIL REITs — 1.3%
Agree Realty Corp. REIT (a)	107,948	7,668,626
Brixmor Property Group, Inc. REIT	232,548	6,436,929
Kite Realty Group Trust REIT	206,947	4,614,918
NNN REIT, Inc.	312,453	13,301,124
		32,021,597
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Allegro MicroSystems, Inc. (b)	126,953	3,707,027
Amkor Technology, Inc.	187,762	5,332,441
Cirrus Logic, Inc. (b)	33,072	4,143,591
Entegris, Inc. (a)	120,204	11,114,062
Lattice Semiconductor Corp. (a) (b)	115,617	8,477,038
MKS, Inc. (a)	65,475	8,103,841
Onto Innovation, Inc. (b)	35,669	4,609,148
Power Integrations, Inc.	61,186	2,460,289
Silicon Laboratories, Inc. (b)	30,905	4,052,573
Synaptics, Inc. (b)	63,646	4,349,568
Universal Display Corp.	39,398	5,658,735
		62,008,313
SOFTWARE — 1.0%
Bill Holdings, Inc. (a) (b)	151,424	8,020,929
Blackbaud, Inc. (b)	31,300	2,012,903
Dolby Laboratories, Inc. Class A	101,016	7,310,528
Dropbox, Inc. Class A (b)	119,174	3,600,247
Qualys, Inc. (b)	25,039	3,313,411
		24,258,018

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.8%
CubeSmart REIT	173,254	$7,044,508
EPR Properties REIT	125,738	7,294,061
Gaming & Leisure Properties, Inc. REIT	267,005	12,445,103
Lamar Advertising Co. Class A REIT (a)	53,005	6,488,872
PotlatchDeltic Corp. REIT	117,436	4,785,517
Rayonier, Inc. REIT	234,207	6,215,854
		44,273,915
SPECIALTY RETAIL — 3.4%
AutoNation, Inc. (b)	46,720	10,220,934
Bath & Body Works, Inc.	171,257	4,411,580
Dick's Sporting Goods, Inc.	44,277	9,839,235
Five Below, Inc. (b)	91,121	14,096,419
Floor & Decor Holdings, Inc. Class A (a) (b)	78,262	5,767,909
GameStop Corp. Class A (b)	381,541	10,408,439
Gap, Inc.	375,788	8,038,105
Lithia Motors, Inc.	42,356	13,384,496
Penske Automotive Group, Inc. (a)	30,527	5,308,951
RH (a) (b)	12,724	2,585,008
		84,061,076
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings Ltd. (b)	196,625	3,916,770
Columbia Sportswear Co.	42,491	2,222,279
PVH Corp.	79,403	6,651,589
Under Armour, Inc. Class A (a) (b)	311,854	1,556,152
Under Armour, Inc. Class C (a) (b)	200,218	967,053
VF Corp. (a)	541,867	7,819,141
		23,132,984
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Core & Main, Inc. Class A (b)	119,049	6,408,408
GATX Corp.	22,369	3,910,101
MSC Industrial Direct Co., Inc. Class A	75,437	6,950,765
Security Description	Shares	Value
Watsco, Inc. (a)	21,962	$8,879,237
WESCO International, Inc.	80,525	17,031,037
		43,179,548
WATER UTILITIES — 0.8%
Essential Utilities, Inc.	464,087	18,517,071
TOTAL COMMON STOCKS (Cost $2,410,819,186)		2,434,555,774
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	4,206,911	4,206,911
State Street Navigator Securities Lending Portfolio II (e) (f)	82,768,328	82,768,328
TOTAL SHORT-TERM INVESTMENTS (Cost $86,975,239)		86,975,239
TOTAL INVESTMENTS — 103.4% (Cost $2,497,794,425)		2,521,531,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(82,707,514)
NET ASSETS — 100.0%		$2,438,823,499
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,434,555,774	$—	$—	$2,434,555,774
Short-Term Investments	86,975,239	—	—	86,975,239
TOTAL INVESTMENTS	$2,521,531,013	$—	$—	$2,521,531,013
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 400™ MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,234,089	$3,234,089	$23,989,035	$23,016,213	$—	$—	4,206,911	$4,206,911	$23,536
State Street Navigator Securities Lending Portfolio II	91,953,099	91,953,099	383,496,643	392,681,414	—	—	82,768,328	82,768,328	49,046
Total		$95,187,188	$407,485,678	$415,697,627	$—	$—		$86,975,239	$72,582
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
General Electric Co.	31,508	$9,478,237
AIR FREIGHT & LOGISTICS — 0.0% *
CH Robinson Worldwide, Inc.	3,476	460,222
AIRLINES — 0.2%
Delta Air Lines, Inc.	19,195	1,089,316
Southwest Airlines Co.	16,842	537,428
United Airlines Holdings, Inc. (a)	9,664	932,576
		2,559,320
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	6,374	549,566
AUTOMOBILES — 0.3%
Ford Motor Co.	115,035	1,375,819
General Motors Co.	28,349	1,728,438
		3,104,257
BANKS — 3.0%
Bank of America Corp.	201,123	10,375,936
Citigroup, Inc.	55,124	5,595,086
Citizens Financial Group, Inc.	12,767	678,694
Fifth Third Bancorp	19,786	881,466
Huntington Bancshares, Inc.	42,662	736,773
KeyCorp	29,421	549,878
M&T Bank Corp.	4,742	937,114
PNC Financial Services Group, Inc.	11,686	2,348,068
Regions Financial Corp.	26,670	703,288
Truist Financial Corp.	38,500	1,760,220
U.S. Bancorp	45,923	2,219,459
Wells Fargo & Co.	94,638	7,932,557
		34,718,539
BEVERAGES — 1.3%
Coca-Cola Co.	114,264	7,577,988
Constellation Brands, Inc. Class A	4,568	615,173
Keurig Dr. Pepper, Inc.	39,845	1,016,446
Molson Coors Beverage Co. Class B	5,065	229,191
PepsiCo, Inc.	40,446	5,680,236
		15,119,034
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	52,098	12,062,771
Amgen, Inc.	15,896	4,485,851
Biogen, Inc. (a)	4,329	606,406
Gilead Sciences, Inc.	36,626	4,065,486
Incyte Corp. (a)	4,748	402,678
Moderna, Inc. (a)	9,785	252,747
Regeneron Pharmaceuticals, Inc.	3,107	1,746,973
		23,622,912
BROADLINE RETAIL — 0.1%
eBay, Inc.	13,534	1,230,917
Security Description	Shares	Value
BUILDING PRODUCTS — 0.7%
Allegion PLC	2,501	$443,552
Carrier Global Corp.	23,438	1,399,249
Johnson Controls International PLC	19,388	2,131,710
Lennox International, Inc.	928	491,246
Masco Corp.	6,176	434,729
Trane Technologies PLC	6,555	2,765,948
		7,666,434
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	2,829	1,389,746
Bank of New York Mellon Corp.	21,098	2,298,838
Blackrock, Inc.	4,284	4,994,587
Cboe Global Markets, Inc.	3,080	755,370
Charles Schwab Corp.	50,320	4,804,051
CME Group, Inc.	10,582	2,859,151
FactSet Research Systems, Inc.	1,119	320,582
Franklin Resources, Inc.	8,894	205,718
Goldman Sachs Group, Inc.	8,966	7,140,074
Intercontinental Exchange, Inc.	16,890	2,845,627
Invesco Ltd.	13,277	304,574
Moody's Corp.	4,530	2,158,455
Morgan Stanley	35,753	5,683,297
MSCI, Inc.	2,323	1,318,094
Nasdaq, Inc.	12,169	1,076,348
Northern Trust Corp.	5,760	775,296
Raymond James Financial, Inc.	5,415	934,629
S&P Global, Inc.	9,273	4,513,262
State Street Corp. (b)	8,334	966,827
T. Rowe Price Group, Inc.	6,460	663,054
		46,007,580
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	6,600	1,799,952
Albemarle Corp.	3,460	280,537
CF Industries Holdings, Inc.	4,736	424,819
Dow, Inc.	20,841	477,884
Ecolab, Inc.	7,466	2,044,639
International Flavors & Fragrances, Inc.	7,584	466,720
Linde PLC	13,939	6,621,025
LyondellBasell Industries NV Class A	7,608	373,096
Mosaic Co.	9,309	322,836
PPG Industries, Inc.	6,655	699,507
Sherwin-Williams Co.	6,776	2,346,258
		15,857,273
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Republic Services, Inc.	5,960	1,367,701
Veralto Corp.	7,280	776,121
Waste Management, Inc.	10,788	2,382,314
		4,526,136
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	117,365	8,030,113

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	4,424	$1,833,394
CONSUMER FINANCE — 0.9%
American Express Co.	16,004	5,315,889
Capital One Financial Corp.	18,825	4,001,819
Synchrony Financial	11,187	794,836
		10,112,544
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Costco Wholesale Corp.	13,052	12,081,323
Kroger Co.	18,070	1,218,099
Target Corp.	13,406	1,202,518
Walmart, Inc.	129,400	13,335,964
		27,837,904
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	67,021	548,232
Avery Dennison Corp.	2,292	371,694
Ball Corp.	8,194	413,141
Smurfit WestRock PLC	14,554	619,564
		1,952,631
DISTRIBUTORS — 0.0% *
LKQ Corp.	7,627	232,929
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	212,295	5,995,211
ELECTRIC UTILITIES — 0.3%
Entergy Corp.	13,195	1,229,642
Eversource Energy	10,799	768,241
Exelon Corp.	29,787	1,340,713
		3,338,596
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	6,776	1,273,888
Eaton Corp. PLC	11,586	4,336,060
Emerson Electric Co.	16,603	2,177,982
Hubbell, Inc.	1,628	700,545
Rockwell Automation, Inc.	3,315	1,158,692
		9,647,167
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	22,733	1,864,788
Jabil, Inc.	3,212	697,550
Keysight Technologies, Inc. (a)	5,096	891,392
TE Connectivity PLC	8,794	1,930,547
		5,384,277
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	29,218	1,423,501
Halliburton Co.	25,362	623,905
Schlumberger NV	44,154	1,517,573
		3,564,979
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	6,760	1,363,492
Take-Two Interactive Software, Inc. (a)	5,042	1,302,651
Security Description	Shares	Value
Walt Disney Co.	52,989	$6,067,240
Warner Bros Discovery, Inc. (a)	72,150	1,409,090
		10,142,473
FINANCIAL SERVICES — 3.4%
Apollo Global Management, Inc.	13,283	1,770,225
Fidelity National Information Services, Inc.	15,511	1,022,795
Fiserv, Inc. (a)	16,303	2,101,946
Global Payments, Inc.	7,140	593,191
Jack Henry & Associates, Inc.	2,192	326,455
Mastercard, Inc. Class A	24,324	13,835,734
PayPal Holdings, Inc. (a)	28,591	1,917,313
Visa, Inc. Class A	50,081	17,096,652
		38,664,311
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	14,233	850,279
Bunge Global SA	3,924	318,825
Campbell's Co.	5,745	181,427
Conagra Brands, Inc.	14,145	258,995
General Mills, Inc.	16,141	813,829
Hershey Co.	4,337	811,236
Hormel Foods Corp.	8,460	209,300
J.M. Smucker Co.	3,180	345,348
Kellanova	7,940	651,239
Kraft Heinz Co.	25,431	662,223
Lamb Weston Holdings, Inc.	4,084	237,199
McCormick & Co., Inc.	7,433	497,342
Mondelez International, Inc. Class A	38,108	2,380,607
		8,217,849
GROUND TRANSPORTATION — 1.3%
CSX Corp.	55,292	1,963,419
JB Hunt Transport Services, Inc.	2,322	311,543
Norfolk Southern Corp.	6,693	2,010,644
Uber Technologies, Inc. (a)	61,679	6,042,691
Union Pacific Corp.	17,619	4,164,603
		14,492,900
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	51,294	6,870,318
Baxter International, Inc.	15,095	343,713
Becton Dickinson & Co.	8,421	1,576,159
Boston Scientific Corp. (a)	43,576	4,254,325
Edwards Lifesciences Corp. (a)	17,285	1,344,255
GE HealthCare Technologies, Inc.	13,432	1,008,743
Medtronic PLC	37,811	3,601,120
ResMed, Inc.	4,284	1,172,659
Stryker Corp.	10,181	3,763,610
		23,934,902
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	6,980	1,095,581
Cencora, Inc.	5,633	1,760,481
Centene Corp. (a)	14,668	523,354
Cigna Group	7,895	2,275,734

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CVS Health Corp.	37,246	$2,807,976
DaVita, Inc. (a)	1,257	167,018
Elevance Health, Inc.	6,652	2,149,394
Humana, Inc.	3,515	914,498
Quest Diagnostics, Inc.	3,270	623,197
UnitedHealth Group, Inc.	26,715	9,224,689
		21,541,922
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	4,544	378,697
Healthpeak Properties, Inc. REIT	20,748	397,324
Ventas, Inc. REIT	13,290	930,167
Welltower, Inc. REIT	19,489	3,471,771
		5,177,959
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	20,789	353,829
HOTELS, RESTAURANTS & LEISURE — 1.6%
Booking Holdings, Inc.	978	5,280,486
Carnival Corp. (a)	30,866	892,336
Darden Restaurants, Inc.	3,440	654,838
Expedia Group, Inc.	3,620	773,775
Hilton Worldwide Holdings, Inc.	7,020	1,821,269
Las Vegas Sands Corp.	10,047	540,428
Marriott International, Inc. Class A	6,751	1,758,231
MGM Resorts International (a)	6,127	212,362
Norwegian Cruise Line Holdings Ltd. (a)	13,138	323,589
Royal Caribbean Cruises Ltd.	7,419	2,400,640
Starbucks Corp.	33,459	2,830,631
Yum! Brands, Inc.	8,187	1,244,424
		18,733,009
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	8,142	1,379,825
PulteGroup, Inc.	5,942	785,116
		2,164,941
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	7,280	637,946
Clorox Co.	3,640	448,812
Colgate-Palmolive Co.	23,894	1,910,086
Kimberly-Clark Corp.	9,710	1,207,342
		4,204,186
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	27,295	3,125,823
INSURANCE — 2.1%
Aflac, Inc.	14,353	1,603,230
Allstate Corp.	7,836	1,681,997
American International Group, Inc.	16,963	1,332,274
Aon PLC Class A	6,361	2,268,205
Arch Capital Group Ltd.	11,042	1,001,841
Arthur J Gallagher & Co.	7,552	2,339,157
Assurant, Inc.	1,490	322,734
Chubb Ltd.	10,961	3,093,742
Security Description	Shares	Value
Everest Group Ltd.	1,254	$439,188
Hartford Insurance Group, Inc.	8,399	1,120,343
Marsh & McLennan Cos., Inc.	14,580	2,938,307
MetLife, Inc.	16,589	1,366,436
Principal Financial Group, Inc.	6,120	507,409
Prudential Financial, Inc.	10,456	1,084,706
Travelers Cos., Inc.	6,741	1,882,222
Willis Towers Watson PLC	2,902	1,002,496
		23,984,287
INTERACTIVE MEDIA & SERVICES — 10.7%
Alphabet, Inc. Class A	171,731	41,747,806
Alphabet, Inc. Class C	138,227	33,665,186
Match Group, Inc.	7,180	253,598
Meta Platforms, Inc. Class A	64,092	47,067,883
		122,734,473
IT SERVICES — 0.4%
Accenture PLC Class A	18,446	4,548,783
Akamai Technologies, Inc. (a)	4,284	324,556
		4,873,339
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	3,875	293,919
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	8,403	1,078,525
Charles River Laboratories International, Inc. (a)	1,428	223,425
Danaher Corp.	18,764	3,720,151
IQVIA Holdings, Inc. (a)	4,796	910,952
Mettler-Toledo International, Inc. (a)	598	734,111
Revvity, Inc.	3,420	299,763
Thermo Fisher Scientific, Inc.	11,202	5,433,194
Waters Corp. (a)	1,756	526,466
		12,926,587
MACHINERY — 1.9%
Caterpillar, Inc.	13,869	6,617,593
Cummins, Inc.	4,029	1,701,729
Deere & Co.	7,501	3,429,907
Dover Corp.	4,049	675,495
Fortive Corp.	9,959	487,891
Illinois Tool Works, Inc.	7,888	2,056,875
Ingersoll Rand, Inc.	10,579	874,037
Otis Worldwide Corp.	11,581	1,058,851
PACCAR, Inc.	15,484	1,522,387
Pentair PLC	4,815	533,309
Stanley Black & Decker, Inc.	4,576	340,134
Westinghouse Air Brake Technologies Corp.	5,016	1,005,558
Xylem, Inc.	7,141	1,053,298
		21,357,064
MEDIA — 0.2%
Fox Corp. Class A	6,252	394,251
Fox Corp. Class B	4,038	231,337
Interpublic Group of Cos., Inc.	11,008	307,233

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
News Corp. Class A	11,255	$345,641
News Corp. Class B	3,244	112,080
Omnicom Group, Inc.	5,748	468,635
Paramount Skydance Corp. Class B	10,752	203,428
		2,062,605
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	42,338	1,660,496
Newmont Corp.	32,795	2,764,947
		4,425,443
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	19,149	742,981
Consolidated Edison, Inc.	10,642	1,069,734
Public Service Enterprise Group, Inc.	14,668	1,224,191
Sempra	19,209	1,728,426
		4,765,332
OFFICE REITs — 0.0% *
BXP, Inc. REIT	4,269	317,357
OIL, GAS & CONSUMABLE FUELS — 3.1%
APA Corp.	10,620	257,854
ConocoPhillips	37,172	3,516,100
Devon Energy Corp.	18,905	662,809
Diamondback Energy, Inc.	5,488	785,333
EOG Resources, Inc.	16,098	1,804,908
EQT Corp.	17,582	956,988
Expand Energy Corp.	6,336	673,137
Exxon Mobil Corp.	125,787	14,182,484
Kinder Morgan, Inc.	56,924	1,611,518
Marathon Petroleum Corp.	9,099	1,753,741
Occidental Petroleum Corp.	20,905	987,761
ONEOK, Inc.	18,321	1,336,883
Phillips 66 Co.	11,967	1,627,751
Targa Resources Corp.	6,376	1,068,235
Valero Energy Corp.	9,172	1,561,625
Williams Cos., Inc.	35,947	2,277,243
		35,064,370
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	6,894	607,499
PHARMACEUTICALS — 2.5%
Bristol-Myers Squibb Co.	59,937	2,703,159
Eli Lilly & Co.	23,389	17,845,807
Merck & Co., Inc.	74,039	6,214,093
Viatris, Inc.	34,826	344,777
Zoetis, Inc.	13,105	1,917,524
		29,025,360
PROFESSIONAL SERVICES — 0.2%
Broadridge Financial Solutions, Inc.	3,485	830,022
Dayforce, Inc. (a)	4,730	325,850
Verisk Analytics, Inc.	4,120	1,036,221
		2,192,093
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	8,615	$1,357,380
CoStar Group, Inc. (a)	12,409	1,046,947
		2,404,327
RESIDENTIAL REITs — 0.1%
AvalonBay Communities, Inc. REIT	4,204	812,087
Equity Residential REIT	10,099	653,708
		1,465,795
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	2,322	235,242
Kimco Realty Corp. REIT	19,782	432,237
Regency Centers Corp. REIT	4,785	348,826
		1,016,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
Advanced Micro Devices, Inc. (a)	47,826	7,737,768
Applied Materials, Inc.	24,009	4,915,603
Intel Corp. (a)	128,418	4,308,424
KLA Corp.	3,885	4,190,361
Lam Research Corp.	37,740	5,053,386
Micron Technology, Inc.	32,925	5,509,011
NVIDIA Corp.	720,483	134,427,718
ON Semiconductor Corp. (a)	12,409	611,888
QUALCOMM, Inc.	32,335	5,379,251
		172,133,410
SOFTWARE — 12.3%
Adobe, Inc. (a)	12,569	4,433,715
Autodesk, Inc. (a)	6,293	1,999,097
Cadence Design Systems, Inc. (a)	8,108	2,848,016
Fortinet, Inc. (a)	18,712	1,573,305
Gen Digital, Inc.	16,100	457,079
Microsoft Corp.	219,397	113,636,676
Palo Alto Networks, Inc. (a)	19,556	3,981,993
Salesforce, Inc.	28,328	6,713,736
ServiceNow, Inc. (a)	6,108	5,621,070
		141,264,687
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	13,834	2,660,555
Digital Realty Trust, Inc. REIT	9,385	1,622,479
Equinix, Inc. REIT	2,916	2,283,928
Extra Space Storage, Inc. REIT	6,259	882,143
Iron Mountain, Inc. REIT	8,690	885,859
Public Storage REIT	4,684	1,352,973
SBA Communications Corp. REIT	3,208	620,267
Weyerhaeuser Co. REIT	21,331	528,795
		10,836,999
SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (a)	467	2,003,542
Best Buy Co., Inc.	5,655	427,631
Home Depot, Inc.	29,313	11,877,334

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Lowe's Cos., Inc.	16,531	$4,154,405
O'Reilly Automotive, Inc. (a)	25,170	2,713,578
TJX Cos., Inc.	32,905	4,756,089
Tractor Supply Co.	15,510	882,054
Ulta Beauty, Inc. (a)	1,328	726,084
Williams-Sonoma, Inc.	3,640	711,438
		28,252,155
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.3%
Apple, Inc.	438,158	111,568,172
Dell Technologies, Inc. Class C	8,818	1,250,128
Hewlett Packard Enterprise Co.	38,743	951,528
HP, Inc.	27,539	749,887
NetApp, Inc.	6,024	713,603
Seagate Technology Holdings PLC	6,252	1,475,847
Western Digital Corp.	10,317	1,238,659
		117,947,824
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	4,484	454,543
NIKE, Inc. Class B	34,722	2,421,165
Ralph Lauren Corp.	1,198	375,645
Tapestry, Inc.	6,151	696,416
		3,947,769
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	33,782	1,656,669
United Rentals, Inc.	1,859	1,774,713
WW Grainger, Inc.	1,328	1,265,531
		4,696,913
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,728	797,280
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	14,032	$3,358,980
TOTAL COMMON STOCKS (Cost $959,033,994)		1,146,336,448
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d) (Cost $805,271)	805,271	805,271
TOTAL INVESTMENTS — 100.0% (Cost $959,839,265)		1,147,141,719
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		490,066
NET ASSETS — 100.0%		$1,147,631,785
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	3	12/19/2025	$863,790	$879,330	$15,540
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,146,336,448	$—	$—	$1,146,336,448
Short-Term Investment	805,271	—	—	805,271
TOTAL INVESTMENTS	$1,147,141,719	$—	$—	$1,147,141,719
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,540	$—	$—	$15,540
TOTAL OTHER FINANCIAL INSTRUMENTS:	$15,540	$—	$—	$15,540

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	8,982	$955,146	$6,623	$79,137	$25,401	$58,794	8,334	$966,827	$6,826
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,840	717,840	4,359,284	4,271,853	—	—	805,271	805,271	21,768
Total		$1,672,986	$4,365,907	$4,350,990	$25,401	$58,794		$1,772,098	$28,594
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	3,373	$2,420,600
Boeing Co. (a)	32,384	6,989,439
General Dynamics Corp.	10,900	3,716,900
General Electric Co.	45,517	13,692,424
Howmet Aerospace, Inc.	17,301	3,394,975
Huntington Ingalls Industries, Inc.	1,690	486,568
L3Harris Technologies, Inc.	8,084	2,468,934
Lockheed Martin Corp.	8,819	4,402,533
Northrop Grumman Corp.	5,776	3,519,432
RTX Corp.	57,445	9,612,272
Textron, Inc.	7,846	662,909
TransDigm Group, Inc.	2,404	3,168,520
		54,535,506
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,059	669,812
Expeditors International of Washington, Inc.	5,825	714,087
FedEx Corp.	9,319	2,197,513
United Parcel Service, Inc. Class B	31,343	2,618,081
		6,199,493
AIRLINES — 0.2%
Delta Air Lines, Inc.	27,840	1,579,920
Southwest Airlines Co.	22,536	719,124
United Airlines Holdings, Inc. (a)	14,117	1,362,290
		3,661,334
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,359	806,933
AUTOMOBILES — 2.4%
Ford Motor Co.	167,781	2,006,661
General Motors Co.	40,864	2,491,478
Tesla, Inc. (a)	120,438	53,561,187
		58,059,326
BANKS — 3.7%
Bank of America Corp.	292,465	15,088,269
Citigroup, Inc.	79,005	8,019,008
Citizens Financial Group, Inc.	18,779	998,292
Fifth Third Bancorp	28,824	1,284,109
Huntington Bancshares, Inc.	62,663	1,082,190
JPMorgan Chase & Co.	118,021	37,227,364
KeyCorp	39,998	747,563
M&T Bank Corp.	6,703	1,324,647
PNC Financial Services Group, Inc.	16,898	3,395,315
Regions Financial Corp.	38,301	1,009,997
Truist Financial Corp.	55,343	2,530,282
U.S. Bancorp	67,046	3,240,333
Wells Fargo & Co.	137,487	11,524,160
		87,471,529
BEVERAGES — 1.0%
Brown-Forman Corp. Class B	7,687	208,164
Security Description	Shares	Value
Coca-Cola Co.	166,544	$11,045,198
Constellation Brands, Inc. Class A	6,130	825,527
Keurig Dr. Pepper, Inc.	58,327	1,487,922
Molson Coors Beverage Co. Class B	7,542	341,275
Monster Beverage Corp. (a)	30,077	2,024,483
PepsiCo, Inc.	58,755	8,251,552
		24,184,121
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	75,822	17,555,826
Amgen, Inc.	23,077	6,512,329
Biogen, Inc. (a)	6,177	865,274
Gilead Sciences, Inc.	53,252	5,910,972
Incyte Corp. (a)	6,937	588,327
Moderna, Inc. (a)	14,224	367,406
Regeneron Pharmaceuticals, Inc.	4,372	2,458,244
Vertex Pharmaceuticals, Inc. (a)	11,026	4,318,223
		38,576,601
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	416,537	91,459,029
eBay, Inc.	19,822	1,802,811
		93,261,840
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,129	376,520
Allegion PLC	3,728	661,161
Builders FirstSource, Inc. (a)	4,750	575,937
Carrier Global Corp.	34,281	2,046,576
Johnson Controls International PLC	28,089	3,088,386
Lennox International, Inc.	1,378	729,458
Masco Corp.	9,291	653,993
Trane Technologies PLC	9,546	4,028,030
		12,160,061
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	4,044	1,986,615
Bank of New York Mellon Corp.	30,267	3,297,892
Blackrock, Inc.	6,184	7,209,740
Blackstone, Inc.	31,372	5,359,906
Cboe Global Markets, Inc.	4,504	1,104,606
Charles Schwab Corp.	73,228	6,991,077
CME Group, Inc.	15,476	4,181,461
Coinbase Global, Inc. Class A (a)	9,703	3,274,666
FactSet Research Systems, Inc.	1,622	464,687
Franklin Resources, Inc.	13,744	317,899
Goldman Sachs Group, Inc.	12,992	10,346,179
Intercontinental Exchange, Inc.	24,678	4,157,749
Invesco Ltd.	19,467	446,573
KKR & Co., Inc.	29,015	3,770,499
Moody's Corp.	6,644	3,165,733
Morgan Stanley	52,069	8,276,888
MSCI, Inc.	3,345	1,897,987
Nasdaq, Inc.	19,459	1,721,149
Northern Trust Corp.	8,204	1,104,258
Raymond James Financial, Inc.	7,619	1,315,039

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	13,415	$6,529,215
State Street Corp. (b)	12,382	1,436,436
T. Rowe Price Group, Inc.	9,560	981,238
		79,337,492
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	9,567	2,609,112
Albemarle Corp.	5,107	414,076
CF Industries Holdings, Inc.	6,966	624,850
Corteva, Inc.	29,147	1,971,212
Dow, Inc.	30,257	693,793
DuPont de Nemours, Inc.	17,939	1,397,448
Eastman Chemical Co.	5,086	320,672
Ecolab, Inc.	10,862	2,974,667
International Flavors & Fragrances, Inc.	11,005	677,248
Linde PLC	20,124	9,558,900
LyondellBasell Industries NV Class A	11,121	545,374
Mosaic Co.	14,143	490,479
PPG Industries, Inc.	9,761	1,025,979
Sherwin-Williams Co.	9,962	3,449,442
		26,753,252
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	14,729	3,023,274
Copart, Inc. (a)	37,680	1,694,470
Republic Services, Inc.	8,748	2,007,491
Rollins, Inc.	12,112	711,459
Veralto Corp.	10,603	1,130,386
Waste Management, Inc.	15,688	3,464,381
		12,031,461
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	44,372	6,465,444
Cisco Systems, Inc.	169,962	11,628,800
F5, Inc. (a)	2,505	809,591
Motorola Solutions, Inc.	7,150	3,269,624
		22,173,459
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	6,314	2,616,648
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,623	1,653,224
Vulcan Materials Co.	5,700	1,753,434
		3,406,658
CONSUMER FINANCE — 0.6%
American Express Co.	23,297	7,738,332
Capital One Financial Corp.	27,446	5,834,471
Synchrony Financial	15,969	1,134,597
		14,707,400
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	19,035	17,619,367
Dollar General Corp.	9,542	986,166
Dollar Tree, Inc. (a)	8,386	791,387
Kroger Co.	26,337	1,775,377
Security Description	Shares	Value
Sysco Corp.	20,495	$1,687,558
Target Corp.	19,684	1,765,655
Walmart, Inc.	188,382	19,414,649
		44,040,159
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	98,172	803,047
Avery Dennison Corp.	3,463	561,595
Ball Corp.	11,927	601,359
International Paper Co.	22,505	1,044,232
Packaging Corp. of America	3,842	837,287
Smurfit WestRock PLC	21,306	906,996
		4,754,516
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,063	840,332
LKQ Corp.	11,366	347,118
Pool Corp.	1,409	436,888
		1,624,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	306,885	8,666,432
Verizon Communications, Inc.	180,959	7,953,148
		16,619,580
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	11,040	744,206
American Electric Power Co., Inc.	22,893	2,575,462
Constellation Energy Corp.	13,438	4,422,043
Duke Energy Corp.	33,342	4,126,072
Edison International	16,484	911,235
Entergy Corp.	19,162	1,785,707
Evergy, Inc.	9,787	744,008
Eversource Energy	15,750	1,120,455
Exelon Corp.	43,112	1,940,471
FirstEnergy Corp.	22,321	1,022,748
NextEra Energy, Inc.	88,386	6,672,259
NRG Energy, Inc.	8,407	1,361,514
PG&E Corp.	94,300	1,422,044
Pinnacle West Capital Corp.	4,857	435,479
PPL Corp.	31,661	1,176,523
Southern Co.	47,062	4,460,066
Xcel Energy, Inc.	24,675	1,990,039
		36,910,331
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	9,946	1,869,848
Eaton Corp. PLC	16,704	6,251,472
Emerson Electric Co.	24,221	3,177,311
GE Vernova, Inc.	11,684	7,184,491
Generac Holdings, Inc. (a)	2,564	429,214
Hubbell, Inc.	2,325	1,000,471
Rockwell Automation, Inc.	4,884	1,707,104
		21,619,911
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	52,007	6,435,866

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
CDW Corp.	5,729	$912,515
Corning, Inc.	33,199	2,723,314
Jabil, Inc.	4,709	1,022,654
Keysight Technologies, Inc. (a)	7,430	1,299,656
TE Connectivity PLC	12,751	2,799,227
Teledyne Technologies, Inc. (a)	1,994	1,168,564
Trimble, Inc. (a)	10,499	857,243
Zebra Technologies Corp. Class A (a)	2,237	664,747
		17,883,786
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	42,654	2,078,103
Halliburton Co.	36,595	900,237
Schlumberger NV	64,588	2,219,889
		5,198,229
ENTERTAINMENT — 1.6%
Electronic Arts, Inc.	9,661	1,948,624
Live Nation Entertainment, Inc. (a)	6,793	1,109,976
Netflix, Inc. (a)	18,233	21,859,908
Take-Two Interactive Software, Inc. (a)	7,321	1,891,454
TKO Group Holdings, Inc.	2,882	582,049
Walt Disney Co.	77,305	8,851,422
Warner Bros Discovery, Inc. (a)	106,261	2,075,277
		38,318,710
FINANCIAL SERVICES — 4.1%
Apollo Global Management, Inc.	19,622	2,615,024
Berkshire Hathaway, Inc. Class B (a)	78,705	39,568,152
Block, Inc. (a)	23,590	1,704,849
Corpay, Inc. (a)	2,984	859,571
Fidelity National Information Services, Inc.	22,761	1,500,860
Fiserv, Inc. (a)	23,331	3,008,066
Global Payments, Inc.	10,640	883,971
Jack Henry & Associates, Inc.	3,134	466,747
Mastercard, Inc. Class A	35,434	20,155,214
PayPal Holdings, Inc. (a)	41,007	2,749,929
Visa, Inc. Class A	72,909	24,889,674
		98,402,057
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	20,578	1,229,330
Bunge Global SA	5,734	465,887
Campbell's Co.	8,640	272,851
Conagra Brands, Inc.	20,387	373,286
General Mills, Inc.	22,947	1,156,988
Hershey Co.	6,390	1,195,249
Hormel Foods Corp.	12,495	309,126
J.M. Smucker Co.	4,578	497,171
Kellanova	11,550	947,331
Kraft Heinz Co.	37,483	976,057
Lamb Weston Holdings, Inc.	6,097	354,114
McCormick & Co., Inc.	10,859	726,576
Security Description	Shares	Value
Mondelez International, Inc. Class A	55,578	$3,471,958
Tyson Foods, Inc. Class A	12,316	668,759
		12,644,683
GAS UTILITIES — 0.1%
Atmos Energy Corp.	6,761	1,154,441
GROUND TRANSPORTATION — 0.9%
CSX Corp.	80,015	2,841,333
JB Hunt Transport Services, Inc.	3,414	458,056
Norfolk Southern Corp.	9,626	2,891,747
Old Dominion Freight Line, Inc.	8,085	1,138,206
Uber Technologies, Inc. (a)	89,502	8,768,511
Union Pacific Corp.	25,448	6,015,144
		22,112,997
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	74,694	10,004,514
Align Technology, Inc. (a)	3,014	377,413
Baxter International, Inc.	21,668	493,380
Becton Dickinson & Co.	12,338	2,309,303
Boston Scientific Corp. (a)	63,594	6,208,682
Cooper Cos., Inc. (a)	8,570	587,559
Dexcom, Inc. (a)	16,850	1,133,837
Edwards Lifesciences Corp. (a)	25,388	1,974,425
GE HealthCare Technologies, Inc.	19,731	1,481,798
Hologic, Inc. (a)	9,634	650,199
IDEXX Laboratories, Inc. (a)	3,456	2,208,004
Insulet Corp. (a)	3,002	926,807
Intuitive Surgical, Inc. (a)	15,382	6,879,292
Medtronic PLC	55,087	5,246,486
ResMed, Inc.	6,292	1,722,309
Solventum Corp. (a)	5,962	435,226
STERIS PLC	4,220	1,044,197
Stryker Corp.	14,749	5,452,263
Zimmer Biomet Holdings, Inc.	8,559	843,062
		49,978,756
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	10,262	1,610,723
Cencora, Inc.	8,318	2,599,625
Centene Corp. (a)	20,023	714,421
Cigna Group	11,486	3,310,839
CVS Health Corp.	54,431	4,103,553
DaVita, Inc. (a)	1,706	226,676
Elevance Health, Inc.	9,715	3,139,111
HCA Healthcare, Inc.	7,028	2,995,334
Henry Schein, Inc. (a) (c)	4,425	293,687
Humana, Inc.	5,176	1,346,640
Labcorp Holdings, Inc.	3,583	1,028,536
McKesson Corp.	5,335	4,121,501
Molina Healthcare, Inc. (a)	2,379	455,245
Quest Diagnostics, Inc.	4,843	922,979
UnitedHealth Group, Inc.	38,869	13,421,466
Universal Health Services, Inc. Class B	2,531	517,438
		40,807,774

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	6,612	$551,044
Healthpeak Properties, Inc. REIT	30,671	587,350
Ventas, Inc. REIT	19,142	1,339,749
Welltower, Inc. REIT	28,703	5,113,152
		7,591,295
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	27,442	467,063
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	18,610	2,259,626
Booking Holdings, Inc.	1,391	7,510,385
Carnival Corp. (a)	44,642	1,290,600
Chipotle Mexican Grill, Inc. (a)	57,547	2,255,267
Darden Restaurants, Inc.	5,041	959,605
Domino's Pizza, Inc.	1,340	578,491
DoorDash, Inc. Class A (a)	15,887	4,321,105
Expedia Group, Inc.	5,068	1,083,285
Hilton Worldwide Holdings, Inc.	10,094	2,618,787
Las Vegas Sands Corp.	13,259	713,202
Marriott International, Inc. Class A	9,667	2,517,674
McDonald's Corp.	30,629	9,307,847
MGM Resorts International (a)	8,892	308,197
Norwegian Cruise Line Holdings Ltd. (a)	18,475	455,039
Royal Caribbean Cruises Ltd.	10,829	3,504,048
Starbucks Corp.	48,729	4,122,473
Wynn Resorts Ltd.	3,618	464,081
Yum! Brands, Inc.	11,987	1,822,024
		46,091,736
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	11,886	2,014,320
Garmin Ltd.	6,634	1,633,423
Lennar Corp. Class A	9,766	1,230,907
Mohawk Industries, Inc. (a)	2,327	299,997
NVR, Inc. (a)	125	1,004,332
PulteGroup, Inc.	8,466	1,118,613
		7,301,592
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	10,499	920,027
Clorox Co.	5,372	662,368
Colgate-Palmolive Co.	34,864	2,787,028
Kimberly-Clark Corp.	14,247	1,771,472
Procter & Gamble Co.	100,536	15,447,357
		21,588,252
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	30,608	402,801
Vistra Corp.	13,674	2,679,010
		3,081,811
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	22,858	3,547,104
Security Description	Shares	Value
Honeywell International, Inc.	27,247	$5,735,494
		9,282,598
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	39,832	4,561,561
INSURANCE — 1.9%
Aflac, Inc.	20,662	2,307,946
Allstate Corp.	11,414	2,450,015
American International Group, Inc.	23,781	1,867,760
Aon PLC Class A	9,284	3,310,489
Arch Capital Group Ltd.	16,051	1,456,307
Arthur J Gallagher & Co.	11,008	3,409,618
Assurant, Inc.	2,228	482,585
Brown & Brown, Inc.	11,992	1,124,730
Chubb Ltd.	15,913	4,491,444
Cincinnati Financial Corp.	6,729	1,063,855
Erie Indemnity Co. Class A	1,079	343,294
Everest Group Ltd.	1,828	640,220
Globe Life, Inc.	3,597	514,263
Hartford Insurance Group, Inc.	12,071	1,610,151
Loews Corp.	7,300	732,847
Marsh & McLennan Cos., Inc.	21,096	4,251,477
MetLife, Inc.	24,245	1,997,061
Principal Financial Group, Inc.	8,728	723,638
Progressive Corp.	25,186	6,219,683
Prudential Financial, Inc.	15,210	1,577,885
Travelers Cos., Inc.	9,736	2,718,486
W.R. Berkley Corp.	12,941	991,539
Willis Towers Watson PLC	4,186	1,446,054
		45,731,347
INTERACTIVE MEDIA & SERVICES — 7.5%
Alphabet, Inc. Class A	249,663	60,693,076
Alphabet, Inc. Class C	200,426	48,813,752
Match Group, Inc.	10,329	364,820
Meta Platforms, Inc. Class A	93,092	68,364,903
		178,236,551
IT SERVICES — 1.0%
Accenture PLC Class A	26,737	6,593,344
Akamai Technologies, Inc. (a)	6,446	488,349
Cognizant Technology Solutions Corp. Class A	20,966	1,406,190
EPAM Systems, Inc. (a)	2,432	366,721
Gartner, Inc. (a)	3,313	870,888
GoDaddy, Inc. Class A (a)	6,042	826,727
International Business Machines Corp.	39,976	11,279,628
VeriSign, Inc.	3,624	1,013,162
		22,845,009
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	5,532	419,602
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	12,260	1,573,571
Bio-Techne Corp.	6,642	369,494

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	2,186	$342,021
Danaher Corp.	27,327	5,417,851
IQVIA Holdings, Inc. (a)	7,186	1,364,909
Mettler-Toledo International, Inc. (a)	893	1,096,256
Revvity, Inc.	5,252	460,338
Thermo Fisher Scientific, Inc.	16,229	7,871,390
Waters Corp. (a)	2,547	763,616
West Pharmaceutical Services, Inc.	3,155	827,651
		20,087,097
MACHINERY — 1.6%
Caterpillar, Inc.	20,105	9,593,101
Cummins, Inc.	5,896	2,490,294
Deere & Co.	10,815	4,945,267
Dover Corp.	5,912	986,299
Fortive Corp.	14,660	718,193
IDEX Corp.	3,209	522,297
Illinois Tool Works, Inc.	11,473	2,991,699
Ingersoll Rand, Inc.	15,520	1,282,262
Nordson Corp.	2,368	537,418
Otis Worldwide Corp.	17,031	1,557,144
PACCAR, Inc.	22,521	2,214,265
Parker-Hannifin Corp.	5,495	4,166,034
Pentair PLC	7,114	787,947
Snap-on, Inc.	2,269	786,277
Stanley Black & Decker, Inc.	6,493	482,625
Westinghouse Air Brake Technologies Corp.	7,385	1,480,471
Xylem, Inc.	10,623	1,566,892
		37,108,485
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	3,984	1,096,018
Comcast Corp. Class A	158,061	4,966,277
Fox Corp. Class A	9,362	590,368
Fox Corp. Class B	6,377	365,339
Interpublic Group of Cos., Inc.	16,009	446,811
News Corp. Class A	16,649	511,291
News Corp. Class B	5,336	184,359
Omnicom Group, Inc.	8,391	684,118
Paramount Skydance Corp. Class B	13,321	252,033
Trade Desk, Inc. Class A (a)	19,130	937,561
		10,034,175
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	61,730	2,421,051
Newmont Corp.	47,140	3,974,373
Nucor Corp.	9,849	1,333,850
Steel Dynamics, Inc.	5,936	827,657
		8,556,931
MULTI-UTILITIES — 0.6%
Ameren Corp.	11,634	1,214,357
Security Description	Shares	Value
CenterPoint Energy, Inc.	28,016	$1,087,021
CMS Energy Corp.	12,844	940,951
Consolidated Edison, Inc.	15,476	1,555,648
Dominion Energy, Inc.	36,631	2,240,718
DTE Energy Co.	8,905	1,259,434
NiSource, Inc.	20,081	869,507
Public Service Enterprise Group, Inc.	21,400	1,786,044
Sempra	28,034	2,522,499
WEC Energy Group, Inc.	13,869	1,589,249
		15,065,428
OFFICE REITs — 0.0% *
BXP, Inc. REIT	6,261	465,443
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	83,095	2,352,419
Marathon Petroleum Corp.	13,048	2,514,872
ONEOK, Inc.	26,672	1,946,256
Phillips 66 Co.	17,517	2,382,662
Targa Resources Corp.	9,361	1,568,342
Texas Pacific Land Corp.	806	752,514
Valero Energy Corp.	13,335	2,270,417
Williams Cos., Inc.	52,326	3,314,852
		17,102,334
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,232	901,644
Kenvue, Inc.	82,898	1,345,434
		2,247,078
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	87,360	3,939,936
Eli Lilly & Co.	34,117	26,031,271
Johnson & Johnson	103,367	19,166,309
Merck & Co., Inc.	107,202	8,997,464
Pfizer, Inc.	244,022	6,217,681
Viatris, Inc.	51,531	510,157
Zoetis, Inc.	19,022	2,783,299
		67,646,117
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	17,384	5,102,204
Broadridge Financial Solutions, Inc.	4,988	1,187,992
Dayforce, Inc. (a)	6,642	457,567
Equifax, Inc.	5,367	1,376,796
Jacobs Solutions, Inc.	5,259	788,114
Leidos Holdings, Inc.	5,633	1,064,412
Paychex, Inc.	13,759	1,744,091
Paycom Software, Inc.	2,065	429,809
Verisk Analytics, Inc.	6,014	1,512,581
		13,663,566
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	12,694	2,000,067
CoStar Group, Inc. (a)	18,119	1,528,700
		3,528,767

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,118	$1,181,814
Camden Property Trust REIT	4,524	483,073
Equity Residential REIT	14,683	950,430
Essex Property Trust, Inc. REIT	2,801	749,716
Invitation Homes, Inc. REIT	24,846	728,733
Mid-America Apartment Communities, Inc. REIT	4,983	696,275
UDR, Inc. REIT	12,985	483,821
		5,273,862
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,540	358,637
Kimco Realty Corp. REIT	28,802	629,324
Realty Income Corp. REIT	39,305	2,389,351
Regency Centers Corp. REIT	6,818	497,032
Simon Property Group, Inc. REIT	14,009	2,629,069
		6,503,413
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.1%
Advanced Micro Devices, Inc. (a)	69,729	11,281,455
Analog Devices, Inc.	21,347	5,244,958
Applied Materials, Inc.	34,440	7,051,246
Broadcom, Inc.	201,872	66,599,591
First Solar, Inc. (a)	4,589	1,012,012
Intel Corp. (a)	187,439	6,288,578
KLA Corp.	5,663	6,108,112
Lam Research Corp.	54,324	7,273,984
Microchip Technology, Inc.	23,083	1,482,390
Micron Technology, Inc.	48,175	8,060,641
Monolithic Power Systems, Inc.	2,061	1,897,439
NVIDIA Corp.	1,047,221	195,390,494
NXP Semiconductors NV	10,825	2,465,177
ON Semiconductor Corp. (a)	17,554	865,588
QUALCOMM, Inc.	46,289	7,700,638
Skyworks Solutions, Inc.	6,453	496,752
Teradyne, Inc.	7,001	963,618
Texas Instruments, Inc.	39,107	7,185,129
		337,367,802
SOFTWARE — 11.3%
Adobe, Inc. (a)	18,202	6,420,756
Autodesk, Inc. (a)	9,262	2,942,260
Cadence Design Systems, Inc. (a)	11,696	4,108,337
Crowdstrike Holdings, Inc. Class A (a)	10,706	5,250,008
Datadog, Inc. Class A (a)	13,870	1,975,088
Fair Isaac Corp. (a)	1,027	1,536,936
Fortinet, Inc. (a)	27,346	2,299,252
Gen Digital, Inc.	23,320	662,055
Intuit, Inc.	11,975	8,177,847
Microsoft Corp.	319,026	165,239,517
Oracle Corp.	71,127	20,003,758
Palantir Technologies, Inc. Class A (a)	97,613	17,806,563
Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	28,468	$5,796,654
PTC, Inc. (a)	5,223	1,060,373
Roper Technologies, Inc.	4,587	2,287,491
Salesforce, Inc.	41,034	9,725,058
ServiceNow, Inc. (a)	8,945	8,231,905
Synopsys, Inc. (a)	7,943	3,918,997
Tyler Technologies, Inc. (a)	1,840	962,614
Workday, Inc. Class A (a)	9,217	2,218,808
		270,624,277
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	20,072	3,860,247
Crown Castle, Inc. REIT	18,736	1,807,837
Digital Realty Trust, Inc. REIT	13,610	2,352,897
Equinix, Inc. REIT	4,213	3,299,790
Extra Space Storage, Inc. REIT	9,077	1,279,312
Iron Mountain, Inc. REIT	12,479	1,272,109
Public Storage REIT	6,783	1,959,270
SBA Communications Corp. REIT	4,622	893,664
VICI Properties, Inc. REIT	46,025	1,500,875
Weyerhaeuser Co. REIT	31,252	774,737
		19,000,738
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	717	3,076,102
Best Buy Co., Inc.	8,323	629,385
CarMax, Inc. (a)	6,680	299,732
Home Depot, Inc.	42,706	17,304,044
Lowe's Cos., Inc.	24,066	6,048,026
O'Reilly Automotive, Inc. (a)	36,418	3,926,225
Ross Stores, Inc.	14,034	2,138,641
TJX Cos., Inc.	48,003	6,938,354
Tractor Supply Co.	23,136	1,315,744
Ulta Beauty, Inc. (a)	1,940	1,060,695
Williams-Sonoma, Inc.	5,287	1,033,344
		43,770,292
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	636,931	162,181,743
Dell Technologies, Inc. Class C	12,881	1,826,139
Hewlett Packard Enterprise Co.	55,674	1,367,353
HP, Inc.	40,281	1,096,852
NetApp, Inc.	8,587	1,017,216
Seagate Technology Holdings PLC	9,094	2,146,730
Super Micro Computer, Inc. (a) (c)	21,640	1,037,422
Western Digital Corp.	14,861	1,784,212
		172,457,667
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,554	664,379
Lululemon Athletica, Inc. (a)	4,703	836,805
NIKE, Inc. Class B	50,746	3,538,519
Ralph Lauren Corp.	1,686	528,662
Tapestry, Inc.	8,892	1,006,752
		6,575,117

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.7%
Altria Group, Inc.	72,423	$4,784,263
Philip Morris International, Inc.	66,808	10,836,258
		15,620,521
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	49,346	2,419,928
United Rentals, Inc.	2,761	2,635,816
WW Grainger, Inc.	1,878	1,789,659
		6,845,403
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	8,340	1,160,845
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	20,503	4,908,008
TOTAL COMMON STOCKS (Cost $1,571,082,641)		2,384,825,165
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e) (Cost $3,580,415)	3,580,415	3,580,415
TOTAL INVESTMENTS — 100.0% (Cost $1,574,663,056)		2,388,405,580
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		876,236
NET ASSETS — 100.0%		$2,389,281,816

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	12/19/2025	$3,326,467	$3,369,375	$42,908

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,384,825,165	$—	$—	$2,384,825,165
Short-Term Investment	3,580,415	—	—	3,580,415
TOTAL INVESTMENTS	$2,388,405,580	$—	$—	$2,388,405,580
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$42,908	$—	$—	$42,908
TOTAL OTHER FINANCIAL INSTRUMENTS:	$42,908	$—	$—	$42,908
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	12,350	$1,313,299	$22,464	$19,430	$7,309	$112,794	12,382	$1,436,436	$9,386
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,968,560	1,968,560	12,128,072	10,516,217	—	—	3,580,415	3,580,415	40,294
State Street Navigator Securities Lending Portfolio II	765,996	765,996	2,508,294	3,274,290	—	—	—	—	68
Total		$4,047,855	$14,658,830	$13,809,937	$7,309	$112,794		$5,016,851	$49,748
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a)	153	$3,923
AIRLINES — 0.6%
Allegiant Travel Co. (a)	94	5,712
JetBlue Airways Corp. (a)	2,010	9,889
SkyWest, Inc. (a)	285	28,677
		44,278
AUTO COMPONENTS — 2.4%
Adient PLC (a)	572	13,774
American Axle & Manufacturing Holdings, Inc. (a)	816	4,904
BorgWarner, Inc.	1,520	66,819
Dana, Inc.	916	18,357
Dorman Products, Inc. (a)	195	30,397
Fox Factory Holding Corp. (a)	291	7,068
Gentherm, Inc. (a)	215	7,323
Phinia, Inc.	274	15,749
Standard Motor Products, Inc.	143	5,837
		170,228
BANKS — 9.6%
Ameris Bancorp	448	32,843
Atlantic Union Bankshares Corp.	1,002	35,361
Banc of California, Inc.	931	15,408
BancFirst Corp.	145	18,335
Bancorp, Inc. (a)	323	24,189
Bank of Hawaii Corp.	281	18,445
BankUnited, Inc.	531	20,263
Banner Corp.	244	15,982
Beacon Financial Corp.	588	13,941
Cathay General Bancorp	484	23,237
Central Pacific Financial Corp.	188	5,704
City Holding Co.	103	12,759
Community Financial System, Inc.	373	21,873
Customers Bancorp, Inc. (a)	208	13,597
Dime Community Bancshares, Inc.	289	8,621
Eagle Bancorp, Inc.	187	3,781
FB Financial Corp.	295	16,443
First BanCorp	1,128	24,872
First Bancorp/Southern Pines NC	294	15,550
First Commonwealth Financial Corp.	727	12,395
First Financial Bancorp	679	17,145
First Hawaiian, Inc.	879	21,826
Fulton Financial Corp.	1,285	23,940
Hanmi Financial Corp.	209	5,160
Hilltop Holdings, Inc.	306	10,227
Hope Bancorp, Inc.	879	9,467
Independent Bank Corp.	350	24,209
National Bank Holdings Corp. Class A	266	10,278
NBT Bancorp, Inc.	373	15,576
OFG Bancorp	307	13,351
Pathward Financial, Inc.	160	11,842
Provident Financial Services, Inc.	904	17,429
Renasant Corp.	667	24,606
Security Description	Shares	Value
S&T Bancorp, Inc.	274	$10,300
Seacoast Banking Corp. of Florida	601	18,288
Simmons First National Corp. Class A	1,006	19,285
Southside Bancshares, Inc.	198	5,594
Tompkins Financial Corp.	86	5,694
Triumph Financial, Inc. (a)	159	7,956
TrustCo Bank Corp.	131	4,755
United Community Banks, Inc.	858	26,898
WaFd, Inc.	551	16,690
		674,115
BEVERAGES — 0.0% *
MGP Ingredients, Inc.	97	2,346
BIOTECHNOLOGY — 2.5%
ACADIA Pharmaceuticals, Inc. (a)	874	18,651
ADMA Biologics, Inc. (a)	1,661	24,350
Alkermes PLC (a)	1,164	34,920
Arrowhead Pharmaceuticals, Inc. (a)	972	33,524
Catalyst Pharmaceuticals, Inc. (a)	799	15,741
Dynavax Technologies Corp. (a)	708	7,031
Krystal Biotech, Inc. (a)	181	31,952
Myriad Genetics, Inc. (a)	631	4,562
Vir Biotechnology, Inc. (a)	641	3,660
		174,391
BROADLINE RETAIL — 0.8%
Etsy, Inc. (a)	696	46,208
Kohl's Corp.	774	11,896
		58,104
BUILDING PRODUCTS — 4.0%
Apogee Enterprises, Inc.	152	6,623
Armstrong World Industries, Inc.	303	59,391
AZZ, Inc.	211	23,026
CSW Industrials, Inc.	118	28,645
Gibraltar Industries, Inc. (a)	209	13,125
Griffon Corp.	273	20,789
Hayward Holdings, Inc. (a)	1,400	21,168
Masterbrand, Inc. (a)	885	11,656
Quanex Building Products Corp.	327	4,650
Resideo Technologies, Inc. (a)	961	41,496
Zurn Elkay Water Solutions Corp.	1,046	49,193
		279,762
CAPITAL MARKETS — 2.8%
Artisan Partners Asset Management, Inc. Class A	496	21,526
BGC Group, Inc. Class A	2,562	24,237
Donnelley Financial Solutions, Inc. (a)	193	9,926
Piper Sandler Cos.	117	40,598
StepStone Group, Inc. Class A	508	33,177
StoneX Group, Inc. (a)	326	32,900
Virtu Financial, Inc. Class A	554	19,667
WisdomTree, Inc.	859	11,940
		193,971
CHEMICALS — 3.2%
AdvanSix, Inc.	184	3,566

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Balchem Corp.	229	$34,364
Element Solutions, Inc.	1,592	40,071
FMC Corp.	877	29,493
HB Fuller Co.	381	22,586
Ingevity Corp. (a)	260	14,349
Innospec, Inc.	175	13,503
Koppers Holdings, Inc.	141	3,948
Minerals Technologies, Inc.	218	13,542
Quaker Chemical Corp.	97	12,780
Sensient Technologies Corp.	298	27,967
Stepan Co.	148	7,060
		223,229
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	442	20,385
Brady Corp. Class A	308	24,033
Deluxe Corp.	308	5,963
Enviri Corp. (a)	557	7,068
GEO Group, Inc. (a)	985	20,183
HNI Corp.	320	14,992
Interface, Inc.	406	11,750
MillerKnoll, Inc.	474	8,409
Pitney Bowes, Inc.	1,100	12,551
UniFirst Corp.	106	17,722
		143,056
COMMUNICATIONS EQUIPMENT — 1.2%
Calix, Inc. (a)	417	25,591
Extreme Networks, Inc. (a)	918	18,957
Harmonic, Inc. (a)	816	8,307
NetScout Systems, Inc. (a)	479	12,372
Viavi Solutions, Inc. (a)	1,578	20,025
		85,252
CONSTRUCTION & ENGINEERING — 1.3%
Arcosa, Inc.	343	32,143
Granite Construction, Inc.	309	33,882
MYR Group, Inc. (a)	110	22,883
		88,908
CONSUMER FINANCE — 0.5%
Bread Financial Holdings, Inc.	331	18,460
Encore Capital Group, Inc. (a)	166	6,929
PRA Group, Inc. (a)	272	4,199
PROG Holdings, Inc.	275	8,899
		38,487
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	237	9,435
Chefs' Warehouse, Inc. (a)	251	14,641
Grocery Outlet Holding Corp. (a)	698	11,203
United Natural Foods, Inc. (a)	431	16,214
		51,493
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)	1,064	13,800
Sealed Air Corp.	1,026	36,269
		50,069
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	253	$39,076
Frontdoor, Inc. (a)	510	34,318
Matthews International Corp. Class A	215	5,220
Perdoceo Education Corp.	428	16,118
Strategic Education, Inc.	168	14,450
		109,182
DIVERSIFIED REITs — 0.9%
Alexander & Baldwin, Inc. REIT	505	9,186
American Assets Trust, Inc. REIT	326	6,624
Armada Hoffler Properties, Inc. REIT	552	3,870
Essential Properties Realty Trust, Inc. REIT	1,392	41,426
		61,106
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Lumen Technologies, Inc. (a)	6,633	40,594
Shenandoah Telecommunications Co.	318	4,268
Uniti Group, Inc.	1,262	7,723
		52,585
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp.	297	24,345
ELECTRICAL EQUIPMENT — 0.7%
Powell Industries, Inc.	67	20,422
Sunrun, Inc. (a)	1,615	27,924
		48,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Advanced Energy Industries, Inc.	265	45,087
Arlo Technologies, Inc. (a)	723	12,255
Badger Meter, Inc.	208	37,145
Benchmark Electronics, Inc.	250	9,637
CTS Corp.	210	8,387
Insight Enterprises, Inc. (a)	221	25,064
Itron, Inc. (a)	320	39,859
Knowles Corp. (a)	609	14,196
OSI Systems, Inc. (a)	111	27,666
Plexus Corp. (a)	191	27,636
Rogers Corp. (a)	119	9,575
Sanmina Corp. (a)	372	42,821
ScanSource, Inc. (a)	151	6,642
		305,970
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	1,230	32,361
Bristow Group, Inc. (a)	171	6,170
Core Laboratories, Inc.	326	4,029
Helix Energy Solutions Group, Inc. (a)	993	6,514
Helmerich & Payne, Inc.	709	15,662
Patterson-UTI Energy, Inc.	2,443	12,655
Tidewater, Inc. (a)	324	17,279
		94,670
FINANCIAL SERVICES — 4.2%
EVERTEC, Inc.	443	14,965

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HA Sustainable Infrastructure Capital, Inc.	871	$26,740
Jackson Financial, Inc. Class A	489	49,501
Mr. Cooper Group, Inc.	449	94,645
NCR Atleos Corp. (a)	518	20,363
NMI Holdings, Inc. (a)	542	20,780
Payoneer Global, Inc. (a)	2,050	12,402
Radian Group, Inc.	956	34,626
Walker & Dunlop, Inc.	240	20,069
		294,091
FOOD PRODUCTS — 1.2%
Cal-Maine Foods, Inc.	319	30,018
Fresh Del Monte Produce, Inc.	233	8,090
Freshpet, Inc. (a)	342	18,847
John B Sanfilippo & Son, Inc.	63	4,050
Simply Good Foods Co. (a)	654	16,232
TreeHouse Foods, Inc. (a)	314	6,346
		83,583
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	288	12,940
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	162	11,319
Hertz Global Holdings, Inc. (a)	851	5,787
Schneider National, Inc. Class B	351	7,427
Werner Enterprises, Inc.	411	10,817
		35,350
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Artivion, Inc. (a)	291	12,321
Avanos Medical, Inc. (a)	318	3,676
CONMED Corp.	221	10,394
Embecta Corp.	404	5,700
Enovis Corp. (a)	408	12,379
Glaukos Corp. (a)	404	32,946
ICU Medical, Inc. (a)	174	20,873
Inspire Medical Systems, Inc. (a)	189	14,024
Integer Holdings Corp. (a)	244	25,213
Integra LifeSciences Holdings Corp. (a)	461	6,606
Merit Medical Systems, Inc. (a)	415	34,541
Omnicell, Inc. (a)	318	9,683
QuidelOrtho Corp. (a)	473	13,930
STAAR Surgical Co. (a)	343	9,216
Tandem Diabetes Care, Inc. (a)	493	5,985
Teleflex, Inc.	311	38,054
TransMedics Group, Inc. (a)	241	27,040
UFP Technologies, Inc. (a)	54	10,778
		293,359
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Addus HomeCare Corp. (a)	129	15,221
AMN Healthcare Services, Inc. (a)	264	5,111
OmniAb, Inc. (a)	52	—
Pediatrix Medical Group, Inc. (a)	589	9,866
Premier, Inc. Class A	585	16,263
Select Medical Holdings Corp.	771	9,900
Security Description	Shares	Value
U.S. Physical Therapy, Inc.	109	$9,259
		65,620
HEALTH CARE REITs — 1.0%
CareTrust REIT, Inc.	1,546	53,615
Medical Properties Trust, Inc. REIT	3,470	17,593
		71,208
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	851	10,399
Schrodinger, Inc. (a)	385	7,723
		18,122
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	1,551	18,628
DiamondRock Hospitality Co. REIT	1,442	11,478
Pebblebrook Hotel Trust REIT	831	9,465
Ryman Hospitality Properties, Inc. REIT	442	39,599
Summit Hotel Properties, Inc. REIT	752	4,128
Xenia Hotels & Resorts, Inc. REIT	673	9,234
		92,532
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	158	4,824
Bloomin' Brands, Inc.	524	3,757
Brinker International, Inc. (a)	313	39,651
Cheesecake Factory, Inc.	324	17,703
Cracker Barrel Old Country Store, Inc.	156	6,873
Golden Entertainment, Inc.	144	3,396
Papa John's International, Inc.	228	10,978
Penn Entertainment, Inc. (a)	986	18,990
Sabre Corp. (a)	2,678	4,901
Shake Shack, Inc. Class A (a)	282	26,398
		137,471
HOUSEHOLD DURABLES — 3.3%
Cavco Industries, Inc. (a)	56	32,521
Century Communities, Inc.	182	11,533
Champion Homes, Inc. (a)	397	30,319
Helen of Troy Ltd. (a)	158	3,982
Installed Building Products, Inc.	160	39,466
La-Z-Boy, Inc.	289	9,918
Leggett & Platt, Inc.	933	8,285
M/I Homes, Inc. (a)	185	26,721
Meritage Homes Corp.	500	36,215
Sonos, Inc. (a)	855	13,509
Tri Pointe Homes, Inc. (a)	614	20,858
		233,327
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	65	2,122
Central Garden & Pet Co. Class A (a)	368	10,867
Energizer Holdings, Inc.	424	10,553
WD-40 Co.	96	18,970
		42,512
INDUSTRIAL REITs — 0.8%
LXP Industrial Trust REIT	2,049	18,359

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp. REIT	728	$41,314
		59,673
INSURANCE — 2.6%
AMERISAFE, Inc.	131	5,743
Assured Guaranty Ltd.	312	26,411
Employers Holdings, Inc.	161	6,839
Genworth Financial, Inc. (a)	2,903	25,837
Horace Mann Educators Corp.	290	13,099
Lincoln National Corp.	1,183	47,710
Palomar Holdings, Inc. (a)	188	21,949
Safety Insurance Group, Inc.	104	7,352
Stewart Information Services Corp.	198	14,517
Trupanion, Inc. (a)	240	10,387
United Fire Group, Inc.	149	4,533
		184,377
INTERACTIVE MEDIA & SERVICES — 1.2%
Cargurus, Inc. (a)	597	22,226
Cars.com, Inc. (a)	415	5,071
IAC, Inc. (a)	477	16,251
QuinStreet, Inc. (a)	391	6,049
TripAdvisor, Inc. (a)	804	13,073
Yelp, Inc. (a)	422	13,167
Ziff Davis, Inc. (a)	284	10,821
		86,658
IT SERVICES — 0.2%
DXC Technology Co. (a)	1,250	17,038
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	193	15,149
Topgolf Callaway Brands Corp. (a)	982	9,329
		24,478
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)	288	8,271
Fortrea Holdings, Inc. (a)	623	5,246
		13,517
MACHINERY — 6.3%
Alamo Group, Inc.	76	14,508
Astec Industries, Inc.	157	7,556
Enpro, Inc.	147	33,222
Federal Signal Corp.	425	50,571
Franklin Electric Co., Inc.	268	25,514
Gates Industrial Corp. PLC (a)	1,807	44,850
Greenbrier Cos., Inc.	219	10,111
Hillenbrand, Inc.	503	13,601
JBT Marel Corp.	365	51,264
Kadant, Inc.	83	24,699
Kennametal, Inc.	538	11,260
Lindsay Corp.	77	10,823
Mueller Water Products, Inc. Class A	1,105	28,200
SPX Technologies, Inc. (a)	347	64,813
Standex International Corp.	85	18,011
Tennant Co.	131	10,619
Trinity Industries, Inc.	570	15,983
Security Description	Shares	Value
Worthington Enterprises, Inc.	216	$11,986
		447,591
MARINE — 0.3%
Matson, Inc.	223	21,986
MEDIA — 0.8%
Cable One, Inc.	33	5,843
DoubleVerify Holdings, Inc. (a)	937	11,225
John Wiley & Sons, Inc. Class A	284	11,493
Scholastic Corp.	156	4,271
TEGNA, Inc.	1,117	22,709
Thryv Holdings, Inc. (a)	280	3,377
		58,918
METALS & MINING — 0.7%
Century Aluminum Co. (a)	381	11,186
Kaiser Aluminum Corp.	112	8,642
Materion Corp.	144	17,396
Metallus, Inc. (a)	260	4,298
SunCoke Energy, Inc.	586	4,782
		46,304
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Blackstone Mortgage Trust, Inc. Class A REIT	1,126	20,730
Franklin BSP Realty Trust, Inc. REIT	578	6,277
PennyMac Mortgage Investment Trust REIT	604	7,405
Redwood Trust, Inc. REIT	919	5,321
Two Harbors Investment Corp. REIT	720	7,106
		46,839
MULTI-UTILITIES — 0.1%
Unitil Corp.	125	5,983
OFFICE REITs — 1.3%
Brandywine Realty Trust REIT	1,198	4,995
Douglas Emmett, Inc. REIT	1,186	18,466
Easterly Government Properties, Inc. REIT	303	6,948
Highwoods Properties, Inc. REIT	762	24,247
JBG SMITH Properties REIT	435	9,679
SL Green Realty Corp. REIT	498	29,785
		94,120
OIL, GAS & CONSUMABLE FUELS — 2.0%
California Resources Corp.	509	27,068
Comstock Resources, Inc. (a)	555	11,006
Crescent Energy Co. Class A	1,315	11,730
Dorian LPG Ltd.	253	7,539
Magnolia Oil & Gas Corp. Class A	1,293	30,864
Par Pacific Holdings, Inc. (a)	358	12,680
SM Energy Co.	807	20,151
Talos Energy, Inc. (a)	917	8,794
Vital Energy, Inc. (a)	218	3,682
World Kinect Corp.	383	9,939
		143,453

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	239	$10,569
PERSONAL CARE PRODUCTS — 0.1%
Edgewell Personal Care Co.	337	6,861
USANA Health Sciences, Inc. (a)	76	2,094
		8,955
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	244	6,503
ANI Pharmaceuticals, Inc. (a)	121	11,084
Harmony Biosciences Holdings, Inc. (a)	275	7,579
Innoviva, Inc. (a)	422	7,702
Ligand Pharmaceuticals, Inc. (a)	138	24,445
Organon & Co.	1,836	19,608
Pacira BioSciences, Inc. (a)	320	8,246
Phibro Animal Health Corp. Class A	140	5,664
Prestige Consumer Healthcare, Inc. (a)	346	21,590
Supernus Pharmaceuticals, Inc. (a)	397	18,973
		131,394
PROFESSIONAL SERVICES — 1.4%
CSG Systems International, Inc.	193	12,425
Heidrick & Struggles International, Inc.	149	7,416
Korn Ferry	364	25,473
Robert Half, Inc.	709	24,092
Verra Mobility Corp. (a)	1,122	27,713
		97,119
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield PLC (a)	1,632	25,982
Kennedy-Wilson Holdings, Inc.	820	6,822
		32,804
RESIDENTIAL REITs — 0.4%
Centerspace REIT	120	7,068
Elme Communities REIT	612	10,318
Veris Residential, Inc. REIT	559	8,497
		25,883
RETAIL REITs — 1.5%
Acadia Realty Trust REIT	925	18,638
Getty Realty Corp. REIT	365	9,793
Phillips Edison & Co., Inc. REIT	882	30,279
SITE Centers Corp. REIT	382	3,442
Tanger, Inc. REIT	787	26,632
Urban Edge Properties REIT	891	18,239
		107,023
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	221	21,579
Cohu, Inc. (a)	324	6,587
Diodes, Inc. (a)	329	17,506
Ichor Holdings Ltd. (a)	236	4,135
Kulicke & Soffa Industries, Inc.	360	14,630
MaxLinear, Inc. (a)	562	9,037
Penguin Solutions, Inc. (a)	337	8,856
Qorvo, Inc. (a)	592	53,919
Security Description	Shares	Value
Semtech Corp. (a)	608	$43,442
SiTime Corp. (a)	153	46,100
SolarEdge Technologies, Inc. (a)	420	15,540
Veeco Instruments, Inc. (a)	425	12,933
		254,264
SOFTWARE — 4.0%
A10 Networks, Inc.	513	9,311
ACI Worldwide, Inc. (a)	725	38,258
Adeia, Inc.	758	12,734
Agilysys, Inc. (a)	178	18,735
BlackLine, Inc. (a)	361	19,169
Box, Inc. Class A (a)	1,009	32,560
InterDigital, Inc.	182	62,832
LiveRamp Holdings, Inc. (a)	469	12,729
N-able, Inc. (a)	547	4,267
NCR Voyix Corp. (a)	984	12,349
Progress Software Corp. (a)	301	13,223
Sprinklr, Inc. Class A (a)	828	6,392
SPS Commerce, Inc. (a)	264	27,493
Teradata Corp. (a)	665	14,304
		284,356
SPECIALIZED REITs — 0.1%
Safehold, Inc. REIT	318	4,926
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	421	25,850
American Eagle Outfitters, Inc.	1,130	19,334
Asbury Automotive Group, Inc. (a)	137	33,490
Boot Barn Holdings, Inc. (a)	216	35,796
Caleres, Inc.	234	3,051
Group 1 Automotive, Inc.	89	38,938
Guess?, Inc.	220	3,676
Monro, Inc.	209	3,756
National Vision Holdings, Inc. (a)	564	16,463
Signet Jewelers Ltd.	289	27,721
Upbound Group, Inc.	368	8,696
Victoria's Secret & Co. (a)	567	15,388
		232,159
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Corsair Gaming, Inc. (a)	312	2,783
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	250	7,055
Hanesbrands, Inc. (a)	2,519	16,600
Steven Madden Ltd.	516	17,276
Wolverine World Wide, Inc.	574	15,750
		56,681
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	738	46,974
Boise Cascade Co.	260	20,103
DNOW, Inc. (a)	765	11,666
Rush Enterprises, Inc. Class A	433	23,153
		101,896

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.7%
American States Water Co.	270	$19,796
California Water Service Group	422	19,366
H2O America	231	11,250
		50,412
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a)	524	4,501
Telephone & Data Systems, Inc.	691	27,115
		31,616
TOTAL COMMON STOCKS (Cost $6,428,133)		7,041,706
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $9,036)	9,036	9,036
TOTAL INVESTMENTS — 99.9% (Cost $6,437,169)		7,050,742
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,157
NET ASSETS — 100.0%		$7,058,899

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,041,706	$—	$—	$7,041,706
Short-Term Investment	9,036	—	—	9,036
TOTAL INVESTMENTS	$7,050,742	$—	$—	$7,050,742

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,251	$2,251	$100,312	$93,527	$—	$—	9,036	$9,036	$86
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.8%
Moog, Inc. Class A	136,536	$28,354,431
AIR FREIGHT & LOGISTICS — 0.0% *
Forward Air Corp. (a) (b)	40,972	1,050,522
AIRLINES — 0.5%
SkyWest, Inc. (a)	193,966	19,516,859
AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (a) (b)	133,448	20,801,874
Patrick Industries, Inc. (b)	76,720	7,935,150
Phinia, Inc.	95,354	5,480,948
XPEL, Inc. (a) (b)	121,018	4,002,065
		38,220,037
BANKS — 6.4%
Ameris Bancorp	148,100	10,857,211
Axos Financial, Inc. (a)	269,841	22,842,041
BancFirst Corp.	99,194	12,543,081
Bancorp, Inc. (a)	221,366	16,578,100
Bank of Hawaii Corp.	87,854	5,766,737
BankUnited, Inc.	166,222	6,343,032
Banner Corp.	84,731	5,549,880
Cathay General Bancorp	165,931	7,966,347
Central Pacific Financial Corp.	80,411	2,439,670
City Holding Co.	69,656	8,628,289
Community Financial System, Inc.	162,496	9,528,765
CVB Financial Corp.	255,182	4,825,492
FB Financial Corp.	90,797	5,061,025
First BanCorp	467,228	10,302,377
First Commonwealth Financial Corp.	235,266	4,011,285
First Financial Bancorp	216,246	5,460,211
First Hawaiian, Inc.	257,452	6,392,533
Fulton Financial Corp.	411,240	7,661,401
Lakeland Financial Corp.	66,225	4,251,645
National Bank Holdings Corp. Class A	82,270	3,178,913
NBT Bancorp, Inc.	110,741	4,624,544
OFG Bancorp	126,181	5,487,612
Park National Corp.	45,344	7,369,760
Pathward Financial, Inc.	110,238	8,158,714
Preferred Bank	55,340	5,002,183
S&T Bancorp, Inc.	97,650	3,670,664
ServisFirst Bancshares, Inc.	241,416	19,441,230
Tompkins Financial Corp.	24,375	1,613,869
Triumph Financial, Inc. (a)	66,039	3,304,592
Westamerica BanCorp	67,295	3,364,077
WSFS Financial Corp.	123,713	6,671,842
		228,897,122
BEVERAGES — 0.1%
National Beverage Corp. (a)	58,436	2,157,457
BIOTECHNOLOGY — 4.5%
ACADIA Pharmaceuticals, Inc. (a)	413,867	8,831,922
Security Description	Shares	Value
ADMA Biologics, Inc. (a)	1,146,529	$16,808,115
Alkermes PLC (a)	507,588	15,227,640
Arcus Biosciences, Inc. (a) (b)	332,329	4,519,674
Arrowhead Pharmaceuticals, Inc. (a)	259,081	8,935,704
Catalyst Pharmaceuticals, Inc. (a)	552,776	10,889,687
Dynavax Technologies Corp. (a)	196,341	1,949,666
Krystal Biotech, Inc. (a)	123,739	21,843,646
Protagonist Therapeutics, Inc. (a)	280,933	18,662,379
Sarepta Therapeutics, Inc. (a)	469,426	9,045,839
TG Therapeutics, Inc. (a) (b)	651,865	23,548,623
Veracyte, Inc. (a) (b)	378,021	12,977,461
Vericel Corp. (a)	242,401	7,628,359
Xencor, Inc. (a)	143,894	1,687,877
		162,556,592
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	233,275	15,487,127
BUILDING PRODUCTS — 3.6%
Apogee Enterprises, Inc.	103,479	4,508,580
Armstrong World Industries, Inc.	207,370	40,646,594
AZZ, Inc.	144,197	15,736,219
CSW Industrials, Inc. (b)	80,703	19,590,653
Griffon Corp.	187,943	14,311,859
Zurn Elkay Water Solutions Corp. (b)	714,466	33,601,336
		128,395,241
CAPITAL MARKETS — 4.4%
Acadian Asset Management, Inc.	127,287	6,130,142
Artisan Partners Asset Management, Inc. Class A	162,509	7,052,891
BGC Group, Inc. Class A	964,106	9,120,443
Cohen & Steers, Inc. (b)	132,278	8,678,760
Donnelley Financial Solutions, Inc. (a) (b)	55,447	2,851,639
Moelis & Co. Class A (b)	181,792	12,965,405
Piper Sandler Cos.	79,836	27,702,294
PJT Partners, Inc. Class A (b)	116,298	20,669,644
StepStone Group, Inc. Class A	197,883	12,923,739
StoneX Group, Inc. (a) (b)	118,187	11,927,432
Victory Capital Holdings, Inc. Class A (b)	187,599	12,148,911
Virtu Financial, Inc. Class A	381,979	13,560,254
Virtus Investment Partners, Inc.	11,874	2,256,416
WisdomTree, Inc. (b)	577,708	8,030,141
		156,018,111
CHEMICALS — 2.1%
Balchem Corp.	155,368	23,314,522
Element Solutions, Inc. (b)	501,984	12,634,937
Hawkins, Inc. (b)	100,255	18,318,594
Ingevity Corp. (a)	89,377	4,932,717
Innospec, Inc.	59,612	4,599,662

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sensient Technologies Corp.	108,112	$10,146,311
		73,946,743
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brady Corp. Class A	134,632	10,505,335
CoreCivic, Inc. (a)	272,632	5,548,061
GEO Group, Inc. (a)	666,939	13,665,580
HNI Corp. (b)	114,568	5,367,511
Interface, Inc.	280,394	8,114,602
Liquidity Services, Inc. (a)	114,022	3,127,624
OPENLANE, Inc. (a)	510,729	14,698,781
Pitney Bowes, Inc. (b)	357,535	4,079,474
UniFirst Corp.	32,406	5,417,959
		70,524,927
COMMUNICATIONS EQUIPMENT — 0.7%
Calix, Inc. (a)	114,246	7,011,277
Digi International, Inc. (a) (b)	105,177	3,834,753
Extreme Networks, Inc. (a)	304,583	6,289,639
Harmonic, Inc. (a)	278,763	2,837,807
Viavi Solutions, Inc. (a)	461,204	5,852,679
		25,826,155
CONSTRUCTION & ENGINEERING — 4.4%
Arcosa, Inc.	150,785	14,130,062
Dycom Industries, Inc. (a)	138,625	40,445,230
Everus Construction Group, Inc. (a)	117,606	10,084,715
Granite Construction, Inc. (b)	210,325	23,062,136
MYR Group, Inc. (a)	42,521	8,845,644
Sterling Infrastructure, Inc. (a) (b)	145,886	49,554,556
WillScot Holdings Corp. (b)	542,317	11,448,312
		157,570,655
CONSUMER FINANCE — 0.6%
Enova International, Inc. (a)	120,171	13,830,480
PROG Holdings, Inc.	189,940	6,146,459
		19,976,939
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Chefs' Warehouse, Inc. (a)	174,311	10,167,561
CONTAINERS & PACKAGING — 0.3%
Sealed Air Corp. (b)	275,620	9,743,167
DIVERSIFIED CONSUMER SERVICES — 2.5%
Adtalem Global Education, Inc. (a)	172,180	26,593,201
Frontdoor, Inc. (a)	348,605	23,457,631
Mister Car Wash, Inc. (a) (b)	221,746	1,181,906
Perdoceo Education Corp.	155,484	5,855,527
Stride, Inc. (a) (b)	206,224	30,715,003
		87,803,268
DIVERSIFIED REITs — 0.9%
American Assets Trust, Inc. REIT	133,838	2,719,588
Armada Hoffler Properties, Inc. REIT (b)	246,433	1,727,495
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT (b)	948,835	$28,237,330
		32,684,413
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cogent Communications Holdings, Inc. (b)	228,334	8,756,609
Lumen Technologies, Inc. (a)	2,313,201	14,156,790
Uniti Group, Inc. (b)	404,119	2,473,208
		25,386,607
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc.	108,887	9,166,108
Otter Tail Corp. (b)	90,555	7,422,793
		16,588,901
ELECTRICAL EQUIPMENT — 0.5%
Powell Industries, Inc. (b)	45,205	13,778,936
Vicor Corp. (a) (b)	61,620	3,063,746
		16,842,682
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Advanced Energy Industries, Inc. (b)	88,602	15,074,744
Arlo Technologies, Inc. (a)	285,814	4,844,547
Badger Meter, Inc.	141,096	25,196,924
Benchmark Electronics, Inc.	96,646	3,725,703
CTS Corp.	84,962	3,393,382
ePlus, Inc.	59,492	4,224,527
Itron, Inc. (a)	218,971	27,275,028
Mirion Technologies, Inc. (a) (b)	1,176,816	27,372,740
OSI Systems, Inc. (a) (b)	75,458	18,807,152
Plexus Corp. (a)	88,170	12,757,317
Sanmina Corp. (a)	122,887	14,145,523
TTM Technologies, Inc. (a)	258,069	14,864,775
		171,682,362
ENERGY EQUIPMENT & SERVICES — 2.8%
Archrock, Inc.	844,737	22,225,030
Atlas Energy Solutions, Inc. (b)	368,541	4,190,311
Cactus, Inc. Class A	329,433	13,002,721
Core Laboratories, Inc. (b)	108,191	1,337,241
Helix Energy Solutions Group, Inc. (a)	374,372	2,455,880
Helmerich & Payne, Inc.	277,056	6,120,167
Kodiak Gas Services, Inc. (b)	316,205	11,690,099
Liberty Energy, Inc.	427,927	5,280,619
Noble Corp. PLC (b)	379,796	10,740,631
Oceaneering International, Inc. (a)	481,443	11,930,158
RPC, Inc. (b)	222,211	1,057,724
Tidewater, Inc. (a) (b)	221,118	11,792,223
		101,822,804
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc.	491,873	13,782,281

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Madison Square Garden Sports Corp. (a)	86,093	$19,543,111
		33,325,392
FINANCIAL SERVICES — 1.6%
Enact Holdings, Inc.	32,614	1,250,421
EVERTEC, Inc.	199,828	6,750,190
HA Sustainable Infrastructure Capital, Inc. (b)	321,473	9,869,221
NCR Atleos Corp. (a)	155,608	6,116,951
NMI Holdings, Inc. (a)	372,721	14,290,123
Payoneer Global, Inc. (a)	1,402,248	8,483,600
Radian Group, Inc.	292,892	10,608,548
		57,369,054
FOOD PRODUCTS — 1.3%
Cal-Maine Foods, Inc. (b)	219,032	20,610,911
Freshpet, Inc. (a)	234,392	12,917,343
J&J Snack Foods Corp.	41,195	3,958,428
Simply Good Foods Co. (a)	204,454	5,074,548
Tootsie Roll Industries, Inc. (b)	53,776	2,254,290
		44,815,520
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	64,486	8,685,619
GROUND TRANSPORTATION — 0.2%
RXO, Inc. (a) (b)	370,295	5,695,137
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Artivion, Inc. (a)	199,481	8,446,026
Glaukos Corp. (a)	275,544	22,470,613
ICU Medical, Inc. (a) (b)	118,580	14,224,857
Inspire Medical Systems, Inc. (a)	129,326	9,595,989
Integer Holdings Corp. (a)	168,306	17,391,059
LeMaitre Vascular, Inc.	100,038	8,754,325
Merit Medical Systems, Inc. (a)	284,473	23,676,688
STAAR Surgical Co. (a) (b)	135,699	3,646,232
Tandem Diabetes Care, Inc. (a)	324,607	3,940,729
TransMedics Group, Inc. (a) (b)	163,814	18,379,931
UFP Technologies, Inc. (a) (b)	37,004	7,385,998
		137,912,447
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Addus HomeCare Corp. (a)	54,070	6,379,719
Astrana Health, Inc. (a)	206,257	5,847,386
Concentra Group Holdings Parent, Inc.	234,782	4,913,987
CorVel Corp. (a)	150,367	11,641,413
National HealthCare Corp.	38,094	4,628,802
NeoGenomics, Inc. (a) (b)	279,301	2,156,204
OmniAb, Inc. (a) (b)	65,116	—
Privia Health Group, Inc. (a)	382,457	9,523,180
Progyny, Inc. (a)	192,040	4,132,701
RadNet, Inc. (a) (b)	331,372	25,253,860
U.S. Physical Therapy, Inc. (b)	35,820	3,042,909
		77,520,161
Security Description	Shares	Value
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	518,652	$17,986,851
LTC Properties, Inc. REIT	103,748	3,824,151
Universal Health Realty Income Trust REIT (b)	30,626	1,199,621
		23,010,623
HEALTH CARE TECHNOLOGY — 0.5%
HealthStream, Inc.	66,088	1,866,325
Schrodinger, Inc. (a) (b)	142,760	2,863,766
Waystar Holding Corp. (a)	353,408	13,401,231
		18,131,322
HOTEL & RESORT REITs — 1.7%
Apple Hospitality REIT, Inc. (b)	518,825	6,231,088
DiamondRock Hospitality Co. REIT (b)	984,675	7,838,013
Pebblebrook Hotel Trust REIT (b)	284,792	3,243,781
Ryman Hospitality Properties, Inc. REIT	301,785	27,036,918
Summit Hotel Properties, Inc. REIT (b)	249,308	1,368,701
Sunstone Hotel Investors, Inc. REIT	912,670	8,551,718
Xenia Hotels & Resorts, Inc. REIT	460,145	6,313,190
		60,583,409
HOTELS, RESTAURANTS & LEISURE — 2.5%
Brinker International, Inc. (a)	212,911	26,971,566
Cheesecake Factory, Inc. (b)	145,358	7,942,361
Dave & Buster's Entertainment, Inc. (a)	129,591	2,353,373
Monarch Casino & Resort, Inc.	59,676	6,316,108
Pursuit Attractions & Hospitality, Inc. (a) (b)	103,280	3,736,670
Sabre Corp. (a) (b)	1,895,458	3,468,688
Shake Shack, Inc. Class A (a)	193,397	18,103,893
Six Flags Entertainment Corp. (a) (b)	486,553	11,054,484
United Parks & Resorts, Inc. (a) (b)	105,714	5,465,414
Wendy's Co. (b)	341,996	3,132,683
		88,545,240
HOUSEHOLD DURABLES — 2.8%
Cavco Industries, Inc. (a)	37,890	22,003,860
Champion Homes, Inc. (a)	271,527	20,736,517
Dream Finders Homes, Inc. Class A (a) (b)	138,518	3,590,387
Green Brick Partners, Inc. (a)	146,476	10,818,717
Installed Building Products, Inc. (b)	109,602	27,034,429
M/I Homes, Inc. (a)	67,224	9,709,834
Tri Pointe Homes, Inc. (a)	214,445	7,284,697
		101,178,441

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc. (b)	122,637	$3,052,435
Reynolds Consumer Products, Inc. (b)	76,198	1,864,565
WD-40 Co.	39,693	7,843,337
		12,760,337
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	91,560	4,905,785
Terreno Realty Corp. REIT (b)	243,165	13,799,614
		18,705,399
INSURANCE — 1.8%
AMERISAFE, Inc.	41,059	1,800,027
Assured Guaranty Ltd.	105,333	8,916,438
Employers Holdings, Inc.	58,789	2,497,357
Goosehead Insurance, Inc. Class A (b)	121,803	9,064,579
HCI Group, Inc.	51,579	9,899,557
Mercury General Corp.	127,739	10,829,712
Palomar Holdings, Inc. (a)	128,673	15,022,573
Trupanion, Inc. (a) (b)	161,141	6,974,183
		65,004,426
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	408,574	15,211,210
Cars.com, Inc. (a) (b)	120,805	1,476,237
QuinStreet, Inc. (a)	273,607	4,232,700
TripAdvisor, Inc. (a) (b)	373,866	6,079,061
Yelp, Inc. (a)	158,302	4,939,023
		31,938,231
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	328,052	11,206,256
Grid Dynamics Holdings, Inc. (a)	209,387	1,614,374
		12,820,630
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Acushnet Holdings Corp. (b)	74,196	5,823,644
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a) (b)	96,012	2,757,464
BioLife Solutions, Inc. (a)	186,476	4,757,003
		7,514,467
MACHINERY — 6.9%
Alamo Group, Inc.	22,755	4,343,930
Albany International Corp. Class A	70,905	3,779,237
Enerpac Tool Group Corp.	259,135	10,624,535
Enpro, Inc.	62,352	14,091,552
ESCO Technologies, Inc.	124,050	26,188,195
Federal Signal Corp.	291,317	34,663,810
Franklin Electric Co., Inc.	112,140	10,675,728
Gates Industrial Corp. PLC (a)	816,790	20,272,728
Greenbrier Cos., Inc.	148,416	6,852,367
JBT Marel Corp. (b)	104,910	14,734,609
Security Description	Shares	Value
Kadant, Inc. (b)	56,304	$16,754,944
Lindsay Corp.	23,531	3,307,517
Mueller Water Products, Inc. Class A	750,888	19,162,662
SPX Technologies, Inc. (a)	236,796	44,228,757
Standex International Corp.	37,676	7,983,544
Trinity Industries, Inc.	388,385	10,890,315
		248,554,430
MARINE — 0.3%
Matson, Inc.	97,745	9,636,680
MEDIA — 0.3%
DoubleVerify Holdings, Inc. (a)	365,374	4,377,181
John Wiley & Sons, Inc. Class A (b)	116,190	4,702,209
Thryv Holdings, Inc. (a) (b)	73,419	885,433
		9,964,823
METALS & MINING — 1.1%
Alpha Metallurgical Resources, Inc. (a) (b)	33,179	5,444,342
Century Aluminum Co. (a)	255,654	7,506,002
Hecla Mining Co.	889,450	10,762,345
Warrior Met Coal, Inc. (b)	252,602	16,075,591
		39,788,280
MULTI-UTILITIES — 0.0% *
Unitil Corp.	33,100	1,584,166
OFFICE REITs — 0.9%
Douglas Emmett, Inc. REIT (b)	466,596	7,264,900
Highwoods Properties, Inc. REIT	316,755	10,079,144
SL Green Realty Corp. REIT	238,858	14,286,097
		31,630,141
OIL, GAS & CONSUMABLE FUELS — 1.8%
Comstock Resources, Inc. (a) (b)	193,839	3,843,827
International Seaways, Inc. (b)	110,828	5,106,954
Kinetik Holdings, Inc. (b)	94,408	4,034,998
Magnolia Oil & Gas Corp. Class A	569,790	13,600,887
Northern Oil & Gas, Inc. (b)	466,605	11,571,804
SM Energy Co.	276,119	6,894,692
Core Natural Resources, Inc.	246,229	20,555,197
		65,608,359
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	162,932	7,204,853
PERSONAL CARE PRODUCTS — 0.2%
Interparfums, Inc. (b)	88,005	8,657,932
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	108,408	2,889,073
ANI Pharmaceuticals, Inc. (a)	83,071	7,609,304
Collegium Pharmaceutical, Inc. (a)	151,310	5,294,337
Corcept Therapeutics, Inc. (a)	449,433	37,352,377

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Harmony Biosciences Holdings, Inc. (a)	190,709	$5,255,940
Innoviva, Inc. (a) (b)	158,215	2,887,424
Ligand Pharmaceuticals, Inc. (a) (b)	51,746	9,166,286
Phibro Animal Health Corp. Class A	97,866	3,959,658
Prestige Consumer Healthcare, Inc. (a)	141,917	8,855,621
Supernus Pharmaceuticals, Inc. (a)	137,350	6,563,956
		89,833,976
PROFESSIONAL SERVICES — 1.0%
CSG Systems International, Inc. (b)	67,129	4,321,765
Heidrick & Struggles International, Inc.	53,785	2,676,879
Korn Ferry	155,918	10,911,142
Verra Mobility Corp. (a)	766,510	18,932,797
		36,842,583
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc. (b)	213,287	1,774,548
St. Joe Co.	191,948	9,497,587
		11,272,135
RESIDENTIAL REITs — 0.4%
Centerspace REIT	45,071	2,654,682
Elme Communities REIT	249,869	4,212,791
NexPoint Residential Trust, Inc. REIT	104,796	3,376,527
Veris Residential, Inc. REIT	167,767	2,550,059
		12,794,059
RETAIL REITs — 1.9%
Acadia Realty Trust REIT (b)	434,291	8,750,964
Curbline Properties Corp. REIT	465,024	10,370,035
Getty Realty Corp. REIT (b)	107,561	2,885,862
Macerich Co. REIT (b)	801,505	14,587,391
Phillips Edison & Co., Inc. REIT	265,551	9,116,366
Saul Centers, Inc. REIT	31,598	1,007,028
Tanger, Inc. REIT	364,324	12,328,724
Urban Edge Properties REIT	362,604	7,422,504
Whitestone REIT	107,865	1,324,582
		67,793,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
ACM Research, Inc. Class A (a)	141,600	5,540,808
Alpha & Omega Semiconductor Ltd. (a)	56,968	1,592,825
Axcelis Technologies, Inc. (a)	89,041	8,693,963
CEVA, Inc. (a)	55,037	1,453,527
FormFactor, Inc. (a)	166,695	6,071,032
Impinj, Inc. (a) (b)	124,380	22,481,685
PDF Solutions, Inc. (a)	153,707	3,968,715
Photronics, Inc. (a)	121,393	2,785,969
Security Description	Shares	Value
Semtech Corp. (a)	414,730	$29,632,459
SiTime Corp. (a)	104,693	31,545,048
SolarEdge Technologies, Inc. (a) (b)	85,554	3,165,498
		116,931,529
SOFTWARE — 7.2%
A10 Networks, Inc.	207,977	3,774,782
ACI Worldwide, Inc. (a)	494,047	26,070,860
Adeia, Inc.	194,449	3,266,743
Agilysys, Inc. (a) (b)	121,899	12,829,870
Alarm.com Holdings, Inc. (a)	143,847	7,635,399
BlackLine, Inc. (a) (b)	249,740	13,261,194
Box, Inc. Class A (a)	692,963	22,361,916
Cleanspark, Inc. (a) (b)	1,350,476	19,581,902
Clear Secure, Inc. Class A (b)	416,837	13,914,019
InterDigital, Inc. (b)	123,630	42,680,785
LiveRamp Holdings, Inc. (a)	163,952	4,449,657
MARA Holdings, Inc. (a) (b)	1,774,445	32,401,366
N-able, Inc. (a)	158,200	1,233,960
Progress Software Corp. (a)	207,146	9,099,924
Q2 Holdings, Inc. (a)	300,008	21,717,579
Sprinklr, Inc. Class A (a)	221,690	1,711,447
SPS Commerce, Inc. (a)	182,095	18,963,373
Teradata Corp. (a)	158,951	3,419,036
		258,373,812
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT (b)	271,065	6,613,986
Outfront Media, Inc. REIT (b)	698,936	12,804,508
		19,418,494
SPECIALTY RETAIL — 1.4%
Boot Barn Holdings, Inc. (a)	146,781	24,324,547
Buckle, Inc.	72,390	4,246,398
Group 1 Automotive, Inc.	29,673	12,982,234
Urban Outfitters, Inc. (a)	116,292	8,306,738
		49,859,917
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Hanesbrands, Inc. (a)	900,870	5,936,733
Kontoor Brands, Inc.	244,584	19,510,466
Steven Madden Ltd. (b)	230,421	7,714,495
Wolverine World Wide, Inc. (b)	265,454	7,284,058
		40,445,752
TRADING COMPANIES & DISTRIBUTORS — 0.6%
DNOW, Inc. (a)	293,336	4,473,374
DXP Enterprises, Inc. (a)	61,107	7,276,010
Rush Enterprises, Inc. Class A	182,476	9,756,992
		21,506,376
WATER UTILITIES — 0.3%
American States Water Co.	92,497	6,781,880
Middlesex Water Co. (b)	43,294	2,343,071
		9,124,951

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
Gogo, Inc. (a) (b)	164,980	$1,417,178
TOTAL COMMON STOCKS (Cost $3,000,774,262)		3,570,804,064
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,668,845	1,668,845
State Street Navigator Securities Lending Portfolio II (e) (f)	338,708,216	338,708,216
TOTAL SHORT-TERM INVESTMENTS (Cost $340,377,061)		340,377,061
TOTAL INVESTMENTS — 109.4% (Cost $3,341,151,323)		3,911,181,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(336,125,083)
NET ASSETS — 100.0%		$3,575,056,042

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,570,804,064	$—	$—	$3,570,804,064
Short-Term Investments	340,377,061	—	—	340,377,061
TOTAL INVESTMENTS	$3,911,181,125	$—	$—	$3,911,181,125

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	943,377	$943,377	$39,417,747	$38,692,279	$—	$—	1,668,845	$1,668,845	$33,718
State Street Navigator Securities Lending Portfolio II	314,598,308	314,598,308	527,205,749	503,095,841	—	—	338,708,216	338,708,216	133,406
Total		$315,541,685	$566,623,496	$541,788,120	$—	$—		$340,377,061	$167,124
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	198,368	$17,787,658
Mercury Systems, Inc. (a)	295,242	22,851,731
National Presto Industries, Inc.	29,646	3,324,799
		43,964,188
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp. (a) (b)	74,705	1,915,436
Hub Group, Inc. Class A	339,564	11,694,584
		13,610,020
AIRLINES — 0.4%
Allegiant Travel Co. (a) (b)	75,557	4,591,599
JetBlue Airways Corp. (a) (b)	1,629,139	8,015,364
Sun Country Airlines Holdings, Inc. (a)	298,550	3,525,875
		16,132,838
AUTO COMPONENTS — 3.1%
Adient PLC (a)	454,952	10,955,244
American Axle & Manufacturing Holdings, Inc. (a) (b)	664,546	3,993,921
BorgWarner, Inc.	1,211,754	53,268,706
Dana, Inc.	734,454	14,718,458
Fox Factory Holding Corp. (a)	234,047	5,685,002
Gentherm, Inc. (a)	170,861	5,819,526
LCI Industries (b)	135,740	12,644,181
Patrick Industries, Inc. (b)	96,918	10,024,229
Phinia, Inc.	106,782	6,137,829
Standard Motor Products, Inc.	116,924	4,772,838
		128,019,934
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	156,961	5,248,776
BANKS — 10.7%
Ameris Bancorp	187,028	13,711,023
Atlantic Union Bankshares Corp.	798,026	28,162,337
Banc of California, Inc.	734,115	12,149,603
Bank of Hawaii Corp.	120,231	7,891,963
BankUnited, Inc.	227,427	8,678,614
Banner Corp.	94,875	6,214,312
Beacon Financial Corp.	465,563	11,038,499
Capitol Federal Financial, Inc.	684,331	4,345,502
Cathay General Bancorp	193,495	9,289,695
Central Pacific Financial Corp.	57,413	1,741,910
Community Financial System, Inc.	106,581	6,249,910
Customers Bancorp, Inc. (a)	164,665	10,764,151
CVB Financial Corp.	428,059	8,094,596
Dime Community Bancshares, Inc.	228,620	6,819,735
Eagle Bancorp, Inc.	154,707	3,128,175
FB Financial Corp.	129,367	7,210,917
First BanCorp	348,118	7,676,002
First Bancorp/Southern Pines NC (b)	232,208	12,281,481
Security Description	Shares	Value
First Commonwealth Financial Corp.	309,234	$5,272,440
First Financial Bancorp	284,194	7,175,898
First Hawaiian, Inc.	397,833	9,878,193
Fulton Financial Corp.	540,479	10,069,124
Hanmi Financial Corp.	167,201	4,128,193
Heritage Financial Corp.	190,148	4,599,680
Hilltop Holdings, Inc.	246,985	8,254,239
Hope Bancorp, Inc.	717,754	7,730,211
Independent Bank Corp.	279,527	19,334,883
Lakeland Financial Corp.	65,734	4,220,123
National Bank Holdings Corp. Class A	117,176	4,527,681
NBT Bancorp, Inc.	164,270	6,859,915
Northwest Bancshares, Inc.	818,757	10,144,399
OFG Bancorp	102,176	4,443,634
Park National Corp.	27,189	4,419,028
Provident Financial Services, Inc.	731,474	14,102,819
Renasant Corp.	532,050	19,627,324
S&T Bancorp, Inc.	100,940	3,794,335
Seacoast Banking Corp. of Florida	485,904	14,786,059
Simmons First National Corp. Class A	810,259	15,532,665
Southside Bancshares, Inc.	158,299	4,471,947
Stellar Bancorp, Inc.	258,843	7,853,297
Tompkins Financial Corp.	42,678	2,825,710
Triumph Financial, Inc. (a)	49,201	2,462,018
TrustCo Bank Corp.	105,585	3,832,735
Trustmark Corp.	338,063	13,387,295
United Community Banks, Inc.	680,214	21,324,709
Veritex Holdings, Inc.	306,519	10,277,582
WaFd, Inc.	441,191	13,363,675
Westamerica BanCorp	64,172	3,207,958
WSFS Financial Corp.	169,233	9,126,736
		436,482,930
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	78,729	1,904,454
National Beverage Corp. (a)	62,889	2,321,862
		4,226,316
BIOTECHNOLOGY — 1.1%
ACADIA Pharmaceuticals, Inc. (a)	216,695	4,624,271
Alkermes PLC (a)	332,792	9,983,760
Arrowhead Pharmaceuticals, Inc. (a)	472,246	16,287,765
Dynavax Technologies Corp. (a)	329,281	3,269,760
Myriad Genetics, Inc. (a)	521,010	3,766,902
Vir Biotechnology, Inc. (a) (b)	528,950	3,020,305
Xencor, Inc. (a)	231,662	2,717,395
		43,670,158
BROADLINE RETAIL — 0.7%
Etsy, Inc. (a)	283,022	18,789,831

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Kohl's Corp. (b)	627,436	$9,643,691
		28,433,522
BUILDING PRODUCTS — 2.0%
American Woodmark Corp. (a)	81,483	5,439,805
Gibraltar Industries, Inc. (a)	165,284	10,379,835
Hayward Holdings, Inc. (a)	1,116,443	16,880,618
Insteel Industries, Inc.	108,720	4,168,325
Masterbrand, Inc. (a) (b)	709,659	9,346,209
Quanex Building Products Corp. (b)	255,966	3,639,837
Resideo Technologies, Inc. (a) (b)	766,361	33,091,468
		82,946,097
CAPITAL MARKETS — 2.6%
Artisan Partners Asset Management, Inc. Class A	205,234	8,907,156
BGC Group, Inc. Class A	919,395	8,697,477
Donnelley Financial Solutions, Inc. (a) (b)	89,253	4,590,282
MarketAxess Holdings, Inc.	209,219	36,456,411
Moelis & Co. Class A (b)	203,548	14,517,043
StepStone Group, Inc. Class A	173,974	11,362,242
StoneX Group, Inc. (a) (b)	122,180	12,330,405
Victory Capital Holdings, Inc. Class A (b)	58,095	3,762,232
Virtus Investment Partners, Inc.	21,636	4,111,489
		104,734,737
CHEMICALS — 3.7%
AdvanSix, Inc.	150,369	2,914,151
Celanese Corp.	613,204	25,803,624
Chemours Co. (b)	838,317	13,278,941
Element Solutions, Inc.	686,838	17,287,713
FMC Corp. (b)	699,485	23,523,681
HB Fuller Co.	302,200	17,914,416
Ingevity Corp. (a)	100,042	5,521,318
Innospec, Inc.	69,576	5,368,484
Koppers Holdings, Inc. (b)	110,416	3,091,648
Minerals Technologies, Inc.	175,678	10,913,117
Quaker Chemical Corp. (b)	76,979	10,141,983
Sensient Technologies Corp.	111,754	10,488,113
Stepan Co.	120,292	5,737,929
		151,985,118
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	348,611	16,077,939
Brady Corp. Class A	88,279	6,888,410
CoreCivic, Inc. (a)	281,796	5,734,549
Deluxe Corp. (b)	251,344	4,866,020
Enviri Corp. (a) (b)	451,659	5,731,553
Healthcare Services Group, Inc. (a)	405,520	6,824,902
HNI Corp.	123,242	5,773,888
MillerKnoll, Inc.	379,744	6,736,658
Pitney Bowes, Inc. (b)	470,012	5,362,837
UniFirst Corp.	46,211	7,726,017
Security Description	Shares	Value
Vestis Corp. (b)	627,581	$2,842,942
		74,565,715
COMMUNICATIONS EQUIPMENT — 1.7%
Calix, Inc. (a)	199,626	12,251,048
Digi International, Inc. (a) (b)	85,212	3,106,829
Extreme Networks, Inc. (a)	384,546	7,940,875
Harmonic, Inc. (a)	312,194	3,178,135
NetScout Systems, Inc. (a)	382,373	9,876,695
Viasat, Inc. (a) (b)	751,837	22,028,824
Viavi Solutions, Inc. (a)	712,539	9,042,120
		67,424,526
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	98,912	9,269,043
Everus Construction Group, Inc. (a)	148,578	12,740,563
MYR Group, Inc. (a)	37,418	7,784,067
WillScot Holdings Corp. (b)	387,479	8,179,682
		37,973,355
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc. (b)	261,197	14,566,957
Encore Capital Group, Inc. (a)	128,845	5,377,990
EZCORP, Inc. Class A (a) (b)	324,382	6,176,233
Navient Corp. (b)	384,179	5,051,954
PRA Group, Inc. (a)	218,807	3,378,380
World Acceptance Corp. (a)	17,499	2,959,781
		37,511,295
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	190,206	7,572,101
Grocery Outlet Holding Corp. (a) (b)	549,341	8,816,923
PriceSmart, Inc. (b)	141,085	17,098,091
United Natural Foods, Inc. (a) (b)	339,177	12,759,839
		46,246,954
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)	862,765	11,190,062
Sealed Air Corp. (b)	502,412	17,760,264
		28,950,326
DIVERSIFIED CONSUMER SERVICES — 0.6%
Matthews International Corp. Class A (b)	172,460	4,187,329
Mister Car Wash, Inc. (a) (b)	291,351	1,552,901
Perdoceo Education Corp.	160,715	6,052,527
Strategic Education, Inc.	132,469	11,393,658
		23,186,415
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	407,427	7,411,097
American Assets Trust, Inc. REIT	108,429	2,203,277
Armada Hoffler Properties, Inc. REIT	161,567	1,132,585
Global Net Lease, Inc. REIT	1,112,807	9,047,121
		19,794,080

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Lumen Technologies, Inc. (a)	2,590,366	$15,853,040
Shenandoah Telecommunications Co. (b)	255,134	3,423,898
Uniti Group, Inc. (b)	531,075	3,250,179
		22,527,117
ELECTRIC UTILITIES — 0.4%
MGE Energy, Inc.	77,776	6,547,184
Otter Tail Corp. (b)	129,115	10,583,556
		17,130,740
ELECTRICAL EQUIPMENT — 0.6%
Sunrun, Inc. (a) (b)	1,292,054	22,339,614
Vicor Corp. (a) (b)	56,382	2,803,313
		25,142,927
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Advanced Energy Industries, Inc.	107,501	18,290,220
Arlo Technologies, Inc. (a)	251,322	4,259,908
Benchmark Electronics, Inc.	88,506	3,411,906
CTS Corp.	65,993	2,635,760
ePlus, Inc.	78,231	5,555,183
Insight Enterprises, Inc. (a) (b)	176,277	19,991,575
Knowles Corp. (a) (b)	480,949	11,210,921
PC Connection, Inc.	63,957	3,964,695
Plexus Corp. (a)	48,353	6,996,196
Ralliant Corp.	631,345	27,608,717
Rogers Corp. (a)	94,408	7,596,068
Sanmina Corp. (a)	155,153	17,859,662
ScanSource, Inc. (a)	116,363	5,118,808
TTM Technologies, Inc. (a)	277,659	15,993,158
Vishay Intertechnology, Inc.	691,490	10,579,797
		161,072,574
ENERGY EQUIPMENT & SERVICES — 1.0%
Bristow Group, Inc. (a)	140,390	5,065,271
Core Laboratories, Inc. (b)	136,589	1,688,240
Helix Energy Solutions Group, Inc. (a)	329,178	2,159,408
Helmerich & Payne, Inc. (b)	233,827	5,165,238
Innovex International, Inc. (a) (b)	215,712	3,999,301
Liberty Energy, Inc.	408,123	5,036,238
Noble Corp. PLC (b)	259,954	7,351,499
Patterson-UTI Energy, Inc. (b)	1,962,769	10,167,143
RPC, Inc. (b)	239,046	1,137,859
		41,770,197
FINANCIAL SERVICES — 4.3%
Enact Holdings, Inc.	127,250	4,878,765
EVERTEC, Inc.	125,411	4,236,384
HA Sustainable Infrastructure Capital, Inc. (b)	319,173	9,798,611
Jackson Financial, Inc. Class A	390,007	39,480,409
Mr. Cooper Group, Inc.	358,376	75,542,077
NCR Atleos Corp. (a) (b)	230,781	9,072,001
Radian Group, Inc.	417,156	15,109,390
Security Description	Shares	Value
Walker & Dunlop, Inc.	190,785	$15,953,442
		174,071,079
FOOD PRODUCTS — 0.7%
Fresh Del Monte Produce, Inc. (b)	185,388	6,436,671
J&J Snack Foods Corp.	39,267	3,773,166
John B Sanfilippo & Son, Inc.	51,348	3,300,649
Simply Good Foods Co. (a)	279,741	6,943,172
Tootsie Roll Industries, Inc. (b)	47,280	1,981,978
TreeHouse Foods, Inc. (a)	248,906	5,030,390
		27,466,026
GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	56,711	7,638,405
MDU Resources Group, Inc. (b)	1,144,176	20,377,774
Northwest Natural Holding Co. (b)	229,254	10,300,382
		38,316,561
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	127,239	8,890,189
Heartland Express, Inc. (b)	255,789	2,143,512
Hertz Global Holdings, Inc. (a) (b)	696,160	4,733,888
Marten Transport Ltd.	324,123	3,455,151
RXO, Inc. (a) (b)	486,688	7,485,261
Schneider National, Inc. Class B	278,898	5,901,482
Werner Enterprises, Inc. (b)	335,016	8,817,621
		41,427,104
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Avanos Medical, Inc. (a)	259,835	3,003,693
CONMED Corp.	173,312	8,150,863
Embecta Corp.	327,524	4,621,364
Enovis Corp. (a) (b)	320,128	9,712,683
Integra LifeSciences Holdings Corp. (a)	375,175	5,376,258
Neogen Corp. (a) (b)	1,216,350	6,945,358
Omnicell, Inc. (a)	257,265	7,833,719
QuidelOrtho Corp. (a) (b)	380,184	11,196,419
STAAR Surgical Co. (a)	119,363	3,207,284
Teleflex, Inc.	247,464	30,279,695
		90,327,336
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a) (b)	517,114	12,803,743
AdaptHealth Corp. (a) (b)	600,360	5,373,222
Addus HomeCare Corp. (a)	38,685	4,564,443
AMN Healthcare Services, Inc. (a)	214,587	4,154,404
Concentra Group Holdings Parent, Inc.	393,815	8,242,548
National HealthCare Corp.	24,978	3,035,077
NeoGenomics, Inc. (a) (b)	397,856	3,071,448
Pediatrix Medical Group, Inc. (a)	478,198	8,009,817
Premier, Inc. Class A (b)	461,113	12,818,942

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Privia Health Group, Inc. (a)	200,298	$4,987,420
Progyny, Inc. (a)	223,883	4,817,962
Select Medical Holdings Corp.	617,961	7,934,619
U.S. Physical Therapy, Inc. (b)	43,382	3,685,301
		83,498,946
HEALTH CARE REITs — 1.0%
CareTrust REIT, Inc.	629,204	21,820,795
LTC Properties, Inc. REIT	136,313	5,024,497
Medical Properties Trust, Inc. REIT (b)	2,760,131	13,993,864
Universal Health Realty Income Trust REIT	35,768	1,401,033
		42,240,189
HEALTH CARE TECHNOLOGY — 0.5%
Certara, Inc. (a) (b)	674,566	8,243,196
HealthStream, Inc.	55,765	1,574,804
Schrodinger, Inc. (a) (b)	147,547	2,959,793
Waystar Holding Corp. (a)	231,758	8,788,263
		21,566,056
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc. (b)	629,473	7,559,971
Pebblebrook Hotel Trust REIT (b)	331,999	3,781,468
Summit Hotel Properties, Inc. REIT (b)	302,363	1,659,973
		13,001,412
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a) (b)	123,850	3,781,140
Bloomin' Brands, Inc.	428,770	3,074,281
Caesars Entertainment, Inc. (a)	1,164,705	31,476,153
Cheesecake Factory, Inc. (b)	87,254	4,767,558
Cracker Barrel Old Country Store, Inc. (b)	124,652	5,492,167
Golden Entertainment, Inc.	109,824	2,589,650
Papa John's International, Inc. (b)	183,473	8,834,225
Penn Entertainment, Inc. (a) (b)	786,768	15,153,152
United Parks & Resorts, Inc. (a) (b)	30,781	1,591,378
Wendy's Co. (b)	487,113	4,461,955
		81,221,659
HOUSEHOLD DURABLES — 2.6%
Century Communities, Inc.	144,609	9,163,872
Ethan Allen Interiors, Inc.	129,594	3,817,839
Helen of Troy Ltd. (a) (b)	128,517	3,238,628
La-Z-Boy, Inc. (b)	230,490	7,910,417
Leggett & Platt, Inc.	757,928	6,730,401
LGI Homes, Inc. (a)	113,589	5,873,687
M/I Homes, Inc. (a)	69,441	10,030,058
Meritage Homes Corp.	398,485	28,862,269
Newell Brands, Inc.	2,346,864	12,297,567
Sonos, Inc. (a)	676,886	10,694,799
Security Description	Shares	Value
Tri Pointe Homes, Inc. (a)	240,119	$8,156,843
		106,776,380
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	45,381	1,481,690
Central Garden & Pet Co. Class A (a)	289,018	8,534,701
Energizer Holdings, Inc. (b)	197,367	4,912,465
Reynolds Consumer Products, Inc. (b)	217,192	5,314,688
WD-40 Co.	29,539	5,836,906
		26,080,450
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	193,793	5,218,846
Clearway Energy, Inc. Class C (b)	466,289	13,172,664
		18,391,510
INDUSTRIAL REITs — 0.8%
Innovative Industrial Properties, Inc. REIT (b)	50,210	2,690,252
LXP Industrial Trust REIT	1,656,399	14,841,335
Terreno Realty Corp. REIT	295,030	16,742,952
		34,274,539
INSURANCE — 3.0%
AMERISAFE, Inc.	58,441	2,562,053
Assured Guaranty Ltd.	127,764	10,815,223
Employers Holdings, Inc.	63,222	2,685,671
Genworth Financial, Inc. (a)	2,298,323	20,455,075
Horace Mann Educators Corp.	227,906	10,294,514
Lincoln National Corp.	944,862	38,106,284
ProAssurance Corp. (a)	287,875	6,906,121
Safety Insurance Group, Inc.	83,395	5,895,192
SiriusPoint Ltd. (a)	581,918	10,526,897
Stewart Information Services Corp.	156,820	11,498,042
United Fire Group, Inc.	122,721	3,733,173
		123,478,245
INTERACTIVE MEDIA & SERVICES — 0.9%
Angi, Inc. (a) (b)	206,064	3,350,601
Cars.com, Inc. (a) (b)	179,151	2,189,225
IAC, Inc. (a) (b)	378,920	12,909,804
Shutterstock, Inc. (b)	135,069	2,816,189
TripAdvisor, Inc. (a) (b)	214,576	3,489,006
Yelp, Inc. (a)	150,930	4,709,016
Ziff Davis, Inc. (a) (b)	229,621	8,748,560
		38,212,401
IT SERVICES — 0.4%
DXC Technology Co. (a)	1,002,375	13,662,371
Grid Dynamics Holdings, Inc. (a)	125,790	969,841
		14,632,212
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	67,895	5,329,079

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc. (b)	90,517	$3,934,774
Topgolf Callaway Brands Corp. (a) (b)	782,544	7,434,168
		16,698,021
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Azenta, Inc. (a)	116,551	3,347,345
Cytek Biosciences, Inc. (a) (b)	612,678	2,125,992
Fortrea Holdings, Inc. (a)	508,507	4,281,629
		9,754,966
MACHINERY — 3.1%
Alamo Group, Inc.	33,753	6,443,448
Albany International Corp. Class A	82,640	4,404,712
Astec Industries, Inc.	128,145	6,167,619
Enpro, Inc. (b)	44,830	10,131,580
Franklin Electric Co., Inc.	83,525	7,951,580
Gates Industrial Corp. PLC (a)	490,402	12,171,777
Hillenbrand, Inc.	394,698	10,672,634
JBT Marel Corp.	168,813	23,709,786
Kennametal, Inc. (b)	425,733	8,910,592
Lindsay Corp.	33,487	4,706,933
Proto Labs, Inc. (a)	133,651	6,686,559
Standex International Corp. (b)	23,632	5,007,621
Tennant Co.	103,413	8,382,658
Titan International, Inc. (a) (b)	268,377	2,028,930
Worthington Enterprises, Inc. (b)	175,725	9,750,980
		127,127,409
MARINE — 0.2%
Matson, Inc.	64,104	6,320,013
MEDIA — 0.9%
Cable One, Inc. (b)	25,880	4,582,054
DoubleVerify Holdings, Inc. (a)	334,635	4,008,927
John Wiley & Sons, Inc. Class A (b)	94,086	3,807,661
Scholastic Corp. (b)	126,408	3,461,051
TEGNA, Inc.	900,849	18,314,260
Thryv Holdings, Inc. (a) (b)	145,707	1,757,226
		35,931,179
METALS & MINING — 1.7%
Alpha Metallurgical Resources, Inc. (a)	22,766	3,735,673
Hecla Mining Co.	2,665,909	32,257,499
Kaiser Aluminum Corp.	89,732	6,923,721
Materion Corp. (b)	116,081	14,023,745
Metallus, Inc. (a)	201,394	3,329,043
SunCoke Energy, Inc.	474,073	3,868,436
Worthington Steel, Inc.	182,289	5,539,763
		69,677,880
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.1%
Adamas Trust, Inc. REIT (b)	470,385	3,278,584
Apollo Commercial Real Estate Finance, Inc. REIT (b)	731,333	7,408,403
Security Description	Shares	Value
Arbor Realty Trust, Inc. REIT	1,076,834	$13,148,143
ARMOUR Residential REIT, Inc. (b)	630,332	9,417,160
Blackstone Mortgage Trust, Inc. Class A REIT (b)	892,948	16,439,173
Ellington Financial, Inc. REIT (b)	559,433	7,261,440
Franklin BSP Realty Trust, Inc. REIT (b)	460,692	5,003,115
KKR Real Estate Finance Trust, Inc. REIT (b)	305,253	2,747,277
PennyMac Mortgage Investment Trust REIT (b)	487,324	5,974,592
Ready Capital Corp. REIT (b)	864,963	3,347,407
Redwood Trust, Inc. REIT (b)	723,643	4,189,893
Two Harbors Investment Corp. REIT (b)	583,139	5,755,582
		83,970,769
MULTI-UTILITIES — 0.5%
Avista Corp.	454,239	17,174,777
Unitil Corp.	60,446	2,892,945
		20,067,722
OFFICE REITs — 0.9%
Brandywine Realty Trust REIT (b)	972,698	4,056,151
Douglas Emmett, Inc. REIT (b)	393,771	6,131,014
Easterly Government Properties, Inc. REIT	241,046	5,527,185
Highwoods Properties, Inc. REIT	236,075	7,511,906
JBG SMITH Properties REIT (b)	345,593	7,689,444
SL Green Realty Corp. REIT	119,280	7,134,137
		38,049,837
OIL, GAS & CONSUMABLE FUELS — 3.1%
California Resources Corp.	407,725	21,682,816
Comstock Resources, Inc. (a) (b)	217,078	4,304,657
Crescent Energy Co. Class A (b)	1,040,872	9,284,578
CVR Energy, Inc. (a)	168,882	6,160,815
Dorian LPG Ltd.	205,432	6,121,874
International Seaways, Inc. (b)	97,501	4,492,846
Kinetik Holdings, Inc. (b)	134,418	5,745,025
Magnolia Oil & Gas Corp. Class A	373,581	8,917,378
Par Pacific Holdings, Inc. (a)	284,573	10,079,576
Peabody Energy Corp. (b)	680,933	18,058,343
REX American Resources Corp. (a)	158,578	4,855,658
SM Energy Co.	321,839	8,036,320
Talos Energy, Inc. (a) (b)	723,751	6,940,772
Vital Energy, Inc. (a) (b)	163,032	2,753,611
World Kinect Corp. (b)	311,086	8,072,682
		125,506,951
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co. (b)	260,209	5,297,855

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
USANA Health Sciences, Inc. (a) (b)	60,328	$1,662,037
		6,959,892
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a) (b)	74,141	1,975,858
Innoviva, Inc. (a)	150,881	2,753,578
Ligand Pharmaceuticals, Inc. (a) (b)	49,416	8,753,550
Organon & Co.	1,455,801	15,547,955
Pacira BioSciences, Inc. (a)	251,654	6,485,124
Prestige Consumer Healthcare, Inc. (a)	110,242	6,879,101
Supernus Pharmaceuticals, Inc. (a)	153,865	7,353,208
		49,748,374
PROFESSIONAL SERVICES — 1.6%
Amentum Holdings, Inc. (a) (b)	858,390	20,558,441
CSG Systems International, Inc.	75,203	4,841,569
Heidrick & Struggles International, Inc.	53,380	2,656,723
Korn Ferry	111,376	7,794,092
ManpowerGroup, Inc.	259,254	9,825,727
Robert Half, Inc.	559,882	19,024,790
		64,701,342
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Cushman & Wakefield PLC (a)	1,296,543	20,640,964
eXp World Holdings, Inc. (b)	501,848	5,349,700
Kennedy-Wilson Holdings, Inc. (b)	423,208	3,521,091
Marcus & Millichap, Inc.	135,392	3,973,755
		33,485,510
RESIDENTIAL REITs — 0.2%
Centerspace REIT	41,318	2,433,630
Elme Communities REIT	202,427	3,412,919
Veris Residential, Inc. REIT	259,267	3,940,859
		9,787,408
RETAIL REITs — 1.2%
Acadia Realty Trust REIT (b)	227,409	4,582,291
Getty Realty Corp. REIT (b)	166,178	4,458,556
Macerich Co. REIT	481,255	8,758,841
Phillips Edison & Co., Inc. REIT	393,877	13,521,797
Saul Centers, Inc. REIT	32,716	1,042,659
SITE Centers Corp. REIT (b)	293,657	2,645,850
Tanger, Inc. REIT	209,156	7,077,839
Urban Edge Properties REIT	281,733	5,767,075
Whitestone REIT	125,739	1,544,075
		49,398,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
ACM Research, Inc. Class A (a)	129,700	5,075,161
Alpha & Omega Semiconductor Ltd. (a)	71,924	2,010,995
Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	72,136	$7,043,359
CEVA, Inc. (a)	69,585	1,837,740
Cohu, Inc. (a) (b)	261,385	5,313,957
Diodes, Inc. (a)	260,042	13,836,835
Enphase Energy, Inc. (a) (b)	732,212	25,912,983
FormFactor, Inc. (a)	237,546	8,651,425
Ichor Holdings Ltd. (a)	192,263	3,368,448
Kulicke & Soffa Industries, Inc.	292,013	11,867,408
MaxLinear, Inc. (a)	458,421	7,371,410
Penguin Solutions, Inc. (a)	267,026	7,017,443
Photronics, Inc. (a)	195,347	4,483,214
Qorvo, Inc. (a)	472,144	43,002,875
SolarEdge Technologies, Inc. (a) (b)	232,771	8,612,527
Ultra Clean Holdings, Inc. (a)	253,907	6,918,966
Veeco Instruments, Inc. (a) (b)	336,852	10,250,406
		172,575,152
SOFTWARE — 1.0%
A10 Networks, Inc.	161,620	2,933,403
Adeia, Inc.	385,852	6,482,314
Alarm.com Holdings, Inc. (a)	111,743	5,931,319
LiveRamp Holdings, Inc. (a)	176,310	4,785,053
N-able, Inc. (a)	234,700	1,830,660
NCR Voyix Corp. (a) (b)	774,135	9,715,394
Sprinklr, Inc. Class A (a)	421,532	3,254,227
Teradata Corp. (a)	343,938	7,398,106
		42,330,476
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT	269,066	6,565,211
Millrose Properties, Inc. REIT	673,416	22,633,512
Safehold, Inc. REIT	257,164	3,983,470
		33,182,193
SPECIALTY RETAIL — 4.8%
Academy Sports & Outdoors, Inc. (b)	372,282	18,621,546
Advance Auto Parts, Inc. (b)	335,924	20,625,734
American Eagle Outfitters, Inc. (b)	902,308	15,438,490
Asbury Automotive Group, Inc. (a) (b)	110,068	26,906,123
Buckle, Inc.	84,358	4,948,440
Caleres, Inc. (b)	189,295	2,468,407
Group 1 Automotive, Inc.	36,193	15,834,799
Guess?, Inc.	171,900	2,872,449
MarineMax, Inc. (a) (b)	105,806	2,680,066
Monro, Inc. (b)	167,903	3,017,217
National Vision Holdings, Inc. (a)	443,471	12,944,918
Sally Beauty Holdings, Inc. (a) (b)	554,082	9,020,455
Shoe Carnival, Inc. (b)	99,540	2,069,437
Signet Jewelers Ltd. (b)	230,484	22,108,025
Sonic Automotive, Inc. Class A (b)	83,034	6,318,057
Upbound Group, Inc.	291,787	6,894,927

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Urban Outfitters, Inc. (a)	165,680	$11,834,522
Victoria's Secret & Co. (a) (b)	447,161	12,135,949
		196,739,561
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Corsair Gaming, Inc. (a)	261,312	2,330,903
Sandisk Corp. (a)	773,013	86,732,059
		89,062,962
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter's, Inc. (b)	204,024	5,757,557
G-III Apparel Group Ltd. (a)	213,356	5,677,403
Hanesbrands, Inc. (a)	931,113	6,136,035
Oxford Industries, Inc. (b)	78,611	3,186,890
Steven Madden Ltd. (b)	138,340	4,631,623
Wolverine World Wide, Inc. (b)	145,618	3,995,758
		29,385,266
TOBACCO — 0.2%
Universal Corp.	139,400	7,788,278
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	588,275	37,443,704
Boise Cascade Co.	209,068	16,165,138
DNOW, Inc. (a)	257,873	3,932,563
Rush Enterprises, Inc. Class A	130,318	6,968,103
		64,509,508
WATER UTILITIES — 0.9%
American States Water Co.	107,842	7,906,976
California Water Service Group	333,603	15,309,042
H2O America	183,772	8,949,696
Middlesex Water Co.	50,427	2,729,109
		34,894,823
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a) (b)	225,673	1,938,531
Security Description	Shares	Value
Telephone & Data Systems, Inc.	550,338	$21,595,263
		23,533,794
TOTAL COMMON STOCKS (Cost $3,902,619,181)		4,078,921,229
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	2,355,425	2,355,425
State Street Navigator Securities Lending Portfolio II (e) (f)	380,009,998	380,009,998
TOTAL SHORT-TERM INVESTMENTS (Cost $382,365,423)		382,365,423
TOTAL INVESTMENTS — 109.2% (Cost $4,284,984,604)		4,461,286,652
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(374,242,786)
NET ASSETS — 100.0%		$4,087,043,866
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,078,921,229	$—	$—	$4,078,921,229
Short-Term Investments	382,365,423	—	—	382,365,423
TOTAL INVESTMENTS	$4,461,286,652	$—	$—	$4,461,286,652
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P 600™ SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,043,241	$3,043,241	$62,383,146	$63,070,962	$—	$—	2,355,425	$2,355,425	$52,657
State Street Navigator Securities Lending Portfolio II	320,824,963	320,824,963	600,385,016	541,199,981	—	—	380,009,998	380,009,998	319,645
Total		$323,868,204	$662,768,162	$604,270,943	$—	$—		$382,365,423	$372,302
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a) (b)	584,100	$52,376,247
AeroVironment, Inc. (a) (b)	573,053	180,448,659
Archer Aviation, Inc. Class A (a) (b)	17,160,268	164,395,368
Astronics Corp. (a)	787,593	35,922,117
ATI, Inc. (a)	1,853,281	150,745,877
Axon Enterprise, Inc. (a)	189,384	135,909,534
Boeing Co. (a)	622,238	134,297,628
BWX Technologies, Inc.	852,176	157,115,689
Byrna Technologies, Inc. (a) (b)	560,224	12,414,564
Cadre Holdings, Inc. (b)	529,389	19,327,992
Carpenter Technology Corp.	572,933	140,677,969
Curtiss-Wright Corp.	285,728	155,133,160
Ducommun, Inc. (a)	260,713	25,062,341
General Dynamics Corp.	438,236	149,438,476
General Electric Co.	499,530	150,268,615
HEICO Corp.	447,234	144,376,080
Hexcel Corp. (b)	2,025,010	126,968,127
Howmet Aerospace, Inc.	770,255	151,147,139
Huntington Ingalls Industries, Inc.	520,619	149,891,416
Intuitive Machines, Inc. (a) (b)	3,580,087	37,662,515
Karman Holdings, Inc. (a) (b)	1,727,315	124,712,143
Kratos Defense & Security Solutions, Inc. (a) (b)	2,156,141	197,006,603
L3Harris Technologies, Inc.	513,613	156,862,546
Leonardo DRS, Inc.	2,364,801	107,361,965
Loar Holdings, Inc. (a) (b)	969,321	77,545,680
Lockheed Martin Corp.	305,201	152,359,391
Mercury Systems, Inc. (a) (b)	956,805	74,056,707
Moog, Inc. Class A	336,551	69,891,546
National Presto Industries, Inc. (b)	109,254	12,252,836
Northrop Grumman Corp.	244,146	148,763,041
Redwire Corp. (a) (b)	1,860,591	16,726,713
Rocket Lab Corp. (a) (b)	3,066,327	146,907,727
RTX Corp.	913,368	152,833,867
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	1,567,780	60,516,308
Security Description	Shares	Value
StandardAero, Inc. (a)	3,636,460	$99,238,993
Textron, Inc.	1,747,372	147,635,460
TransDigm Group, Inc.	109,974	144,947,932
V2X, Inc. (a) (b)	405,666	23,565,138
VSE Corp. (b)	309,855	51,510,295
Woodward, Inc.	592,923	149,837,571
TOTAL COMMON STOCKS (Cost $3,419,966,604)		4,388,111,975
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	8,580,923	8,580,923
State Street Navigator Securities Lending Portfolio II (e) (f)	382,390,591	382,390,591
TOTAL SHORT-TERM INVESTMENTS (Cost $390,971,514)		390,971,514
TOTAL INVESTMENTS — 108.7% (Cost $3,810,938,118)		4,779,083,489
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(383,170,299)
NET ASSETS — 100.0%		$4,395,913,190

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,388,111,975	$—	$—	$4,388,111,975
Short-Term Investments	390,971,514	—	—	390,971,514
TOTAL INVESTMENTS	$4,779,083,489	$—	$—	$4,779,083,489
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,021,423	$3,021,423	$91,572,189	$86,012,689	$—	$—	8,580,923	$8,580,923	$73,201
State Street Navigator Securities Lending Portfolio II	195,032,392	195,032,392	1,041,545,595	854,187,396	—	—	382,390,591	382,390,591	210,472
Total		$198,053,815	$1,133,117,784	$940,200,085	$—	$—		$390,971,514	$283,673
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.2%
Bank of New York Mellon Corp.	152,165	$16,579,898
Northern Trust Corp.	124,548	16,764,161
		33,344,059
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 8.1%
Essent Group Ltd.	249,844	15,880,085
MGIC Investment Corp.	557,812	15,825,126
Mr. Cooper Group, Inc.	72,592	15,301,668
NMI Holdings, Inc. (a)	399,322	15,310,005
PennyMac Financial Services, Inc.	131,503	16,290,592
Radian Group, Inc.	453,182	16,414,252
Rocket Cos., Inc. Class A (b)	757,183	14,674,206
Walker & Dunlop, Inc.	183,735	15,363,921
		125,059,855
DIVERSIFIED BANKS — 10.3%
Bank of America Corp.	315,682	16,286,034
Citigroup, Inc.	162,860	16,530,290
Comerica, Inc.	228,522	15,658,327
Fifth Third Bancorp	347,729	15,491,327
First Citizens BancShares, Inc. Class A	8,129	14,544,082
JPMorgan Chase & Co.	52,656	16,609,282
KeyCorp	822,939	15,380,730
PNC Financial Services Group, Inc.	78,385	15,749,898
U.S. Bancorp	321,649	15,545,296
Wells Fargo & Co.	197,075	16,518,827
		158,314,093
OTHER DIVERSIFIED FINANCIAL SERVICES — 5.1%
Apollo Global Management, Inc.	118,416	15,781,300
Corebridge Financial, Inc.	476,804	15,281,568
Equitable Holdings, Inc.	300,173	15,242,785
Jackson Financial, Inc. Class A	163,365	16,537,439
Voya Financial, Inc. (b)	209,051	15,637,015
		78,480,107
REGIONAL BANKS — 74.1%
Ameris Bancorp	214,084	15,694,498
Associated Banc-Corp.	602,174	15,481,894
Atlantic Union Bankshares Corp. (b)	449,450	15,861,091
Axos Financial, Inc. (a)	172,312	14,586,211
Banc of California, Inc.	940,852	15,571,101
BancFirst Corp.	113,032	14,292,896
Bancorp, Inc. (a) (b)	208,225	15,593,970
Security Description	Shares	Value
Bank of Hawaii Corp.	232,928	$15,289,394
Bank OZK	302,873	15,440,466
BankUnited, Inc.	409,871	15,640,677
Banner Corp.	217,006	14,213,893
Beacon Financial Corp.	491,188	11,646,067
BOK Financial Corp.	143,370	15,977,153
Cadence Bank	424,608	15,939,784
Cathay General Bancorp	321,290	15,425,133
Citizens Financial Group, Inc.	305,445	16,237,456
Columbia Banking System, Inc.	603,552	15,535,429
Commerce Bancshares, Inc.	264,104	15,782,855
Community Financial System, Inc.	266,110	15,604,690
Cullen/Frost Bankers, Inc.	125,556	15,916,734
Customers Bancorp, Inc. (a)	230,184	15,047,128
CVB Financial Corp.	778,413	14,719,790
East West Bancorp, Inc. (b)	146,543	15,599,502
Eastern Bankshares, Inc. (b)	933,636	16,945,493
Enterprise Financial Services Corp.	167,491	9,711,128
FB Financial Corp.	297,633	16,590,063
First BanCorp	721,949	15,918,975
First Busey Corp.	571,675	13,234,276
First Financial Bancorp	416,040	10,505,010
First Financial Bankshares, Inc.	438,977	14,771,576
First Hawaiian, Inc.	618,894	15,367,138
First Horizon Corp.	697,757	15,776,286
First Interstate BancSystem, Inc. Class A	492,688	15,701,967
First Merchants Corp.	286,149	10,787,817
Flagstar Financial, Inc. (b)	1,253,972	14,483,377
FNB Corp. (b)	966,125	15,564,274
Fulton Financial Corp.	821,231	15,299,534
Glacier Bancorp, Inc. (b)	325,955	15,864,230
Hancock Whitney Corp.	250,556	15,687,311
Hilltop Holdings, Inc.	422,369	14,115,572
Home BancShares, Inc.	536,263	15,176,243
Huntington Bancshares, Inc.	896,100	15,475,647
Independent Bank Corp.	228,324	15,793,171
International Bancshares Corp.	214,465	14,744,469
Lakeland Financial Corp.	154,417	9,913,571
M&T Bank Corp.	79,856	15,781,143
NBT Bancorp, Inc.	205,850	8,596,296
OFG Bancorp	259,003	11,264,040
Old National Bancorp	703,652	15,445,161
Park National Corp.	64,302	10,451,004
Pathward Financial, Inc. (b)	197,989	14,653,166
Pinnacle Financial Partners, Inc.	161,993	15,193,323
Popular, Inc.	126,642	16,084,800
Prosperity Bancshares, Inc.	235,073	15,597,094
Provident Financial Services, Inc. (b)	624,193	12,034,441
Regions Financial Corp.	585,249	15,433,016

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Renasant Corp.	409,553	$15,108,410
Seacoast Banking Corp. of Florida	513,469	15,624,862
ServisFirst Bancshares, Inc. (b)	187,880	15,129,976
Simmons First National Corp. Class A	770,829	14,776,792
Southstate Bank Corp.	156,066	15,430,245
Stock Yards Bancorp, Inc. (b)	128,844	9,017,792
Synovus Financial Corp.	308,002	15,116,738
Texas Capital Bancshares, Inc. (a)	181,418	15,335,264
Triumph Financial, Inc. (a)	215,817	10,799,483
Truist Financial Corp.	350,734	16,035,559
Trustmark Corp.	285,101	11,290,000
UMB Financial Corp.	129,725	15,352,954
United Bankshares, Inc.	418,322	15,565,762
United Community Banks, Inc.	486,328	15,246,383
Valley National Bancorp (b)	1,477,603	15,662,592
WaFd, Inc.	476,596	14,436,093
Webster Financial Corp.	256,651	15,255,335
WesBanco, Inc.	494,226	15,780,636
Western Alliance Bancorp	178,251	15,457,927
Wintrust Financial Corp.	115,503	15,297,217
WSFS Financial Corp.	281,086	15,158,968
Zions Bancorp NA	272,941	15,443,002
		1,141,380,414
TOTAL COMMON STOCKS (Cost $1,512,808,027)		1,536,578,528
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,275,543	1,275,543
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	17,326,053	$17,326,053
TOTAL SHORT-TERM INVESTMENTS (Cost $18,601,596)		18,601,596
TOTAL INVESTMENTS — 101.0% (Cost $1,531,409,623)		1,555,180,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(15,438,848)
NET ASSETS — 100.0%		$1,539,741,276

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,536,578,528	$—	$—	$1,536,578,528
Short-Term Investments	18,601,596	—	—	18,601,596
TOTAL INVESTMENTS	$1,555,180,124	$—	$—	$1,555,180,124
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,368,223	$1,368,223	$18,031,294	$18,123,974	$—	$—	1,275,543	$1,275,543	$16,373
State Street Navigator Securities Lending Portfolio II	35,754,066	35,754,066	225,911,646	244,339,659	—	—	17,326,053	17,326,053	183,414
Total		$37,122,289	$243,942,940	$262,463,633	$—	$—		$18,601,596	$199,787
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
89bio, Inc. (a)	2,552,389	$37,520,118
AbbVie, Inc.	510,959	118,307,447
ACADIA Pharmaceuticals, Inc. (a)	2,621,407	55,940,825
ADMA Biologics, Inc. (a) (b)	4,786,766	70,173,990
Agios Pharmaceuticals, Inc. (a) (b)	917,282	36,819,699
Akebia Therapeutics, Inc. (a) (b)	6,442,590	17,588,270
Akero Therapeutics, Inc. (a) (b)	1,812,203	86,043,398
Alkermes PLC (a)	2,418,044	72,541,320
Alnylam Pharmaceuticals, Inc. (a)	230,449	105,084,744
Altimmune, Inc. (a)	2,088,301	7,872,895
Amgen, Inc.	388,425	109,613,535
Amicus Therapeutics, Inc. (a)	5,091,635	40,122,084
AnaptysBio, Inc. (a)	402,205	12,315,517
Anavex Life Sciences Corp. (a) (b)	1,449,655	12,901,929
Apellis Pharmaceuticals, Inc. (a)	2,263,101	51,213,976
Apogee Therapeutics, Inc. (a) (b)	884,772	35,151,992
Arbutus Biopharma Corp. (a) (b)	708,683	3,217,421
Arcellx, Inc. (a)	661,921	54,343,714
Arcturus Therapeutics Holdings, Inc. (a) (b)	481,955	8,882,431
Arcus Biosciences, Inc. (a)	931,198	12,664,293
Arcutis Biotherapeutics, Inc. (a) (b)	1,993,959	37,586,127
Ardelyx, Inc. (a)	4,233,574	23,326,993
ArriVent Biopharma, Inc. (a) (b)	459,389	8,475,727
Arrowhead Pharmaceuticals, Inc. (a)	1,537,553	53,030,203
ARS Pharmaceuticals, Inc. (a) (b)	1,636,596	16,447,790
aTyr Pharma, Inc. (a) (b)	2,281,059	1,645,556
Avidity Biosciences, Inc. (a) (b)	2,331,400	101,579,098
Beam Therapeutics, Inc. (a) (b)	1,843,768	44,748,249
BioCryst Pharmaceuticals, Inc. (a) (b)	4,965,463	37,687,864
Biogen, Inc. (a)	758,552	106,257,964
Biohaven Ltd. (a)	2,199,473	33,014,090
BioMarin Pharmaceutical, Inc. (a)	1,984,820	107,497,851
Blueprint Medicines Corp. (a)	756,469	347,976
Bridgebio Pharma, Inc. (a) (b)	2,042,590	106,092,125
CareDx, Inc. (a) (b)	1,236,729	17,982,040
Catalyst Pharmaceuticals, Inc. (a)	2,111,340	41,593,398
Celcuity, Inc. (a) (b)	107,732	5,321,961
Security Description	Shares	Value
Celldex Therapeutics, Inc. (a) (b)	1,310,520	$33,903,152
CG oncology, Inc. (a) (b)	829,366	33,406,862
Cidara Therapeutics, Inc. (a)	423,246	40,530,037
Cogent Biosciences, Inc. (a)	1,989,439	28,568,344
Compass Therapeutics, Inc. (a) (b)	948,724	3,320,534
CRISPR Therapeutics AG (a) (b)	2,073,436	134,379,387
Cullinan Therapeutics, Inc. (a) (b)	544,575	3,229,330
Cytokinetics, Inc. (a) (b)	1,371,470	75,375,991
Day One Biopharmaceuticals, Inc. (a)	1,705,756	12,025,580
Denali Therapeutics, Inc. (a) (b)	2,459,280	35,708,746
Dianthus Therapeutics, Inc. (a)	231,686	9,116,844
Disc Medicine, Inc. (a) (b)	501,635	33,148,041
Dynavax Technologies Corp. (a) (b)	2,195,441	21,800,729
Dyne Therapeutics, Inc. (a)	2,866,668	36,263,350
Emergent BioSolutions, Inc. (a) (b)	1,259,744	11,110,942
Exact Sciences Corp. (a)	1,975,079	108,056,572
Exelixis, Inc. (a)	2,869,351	118,504,196
Geron Corp. (a) (b)	13,187,508	18,066,886
Gilead Sciences, Inc.	938,657	104,190,927
GRAIL, Inc. (a) (b)	578,546	34,209,425
Halozyme Therapeutics, Inc. (a)	1,427,098	104,663,367
Ideaya Biosciences, Inc. (a) (b)	1,252,603	34,083,328
ImmunityBio, Inc. (a) (b)	6,049,372	14,881,455
Immunome, Inc. (a) (b)	1,156,363	13,541,011
Immunovant, Inc. (a) (b)	1,361,888	21,953,635
Incyte Corp. (a)	1,254,245	106,372,518
Insmed, Inc. (a)	741,348	106,761,525
Intellia Therapeutics, Inc. (a) (b)	2,461,673	42,513,093
Ionis Pharmaceuticals, Inc. (a)	1,690,256	110,576,547
Iovance Biotherapeutics, Inc. (a) (b)	6,457,225	14,012,178
Janux Therapeutics, Inc. (a)	1,018,718	24,897,468
KalVista Pharmaceuticals, Inc. (a) (b)	772,673	9,411,157
Keros Therapeutics, Inc. (a) (b)	589,164	9,320,574
Krystal Biotech, Inc. (a) (b)	465,592	82,190,956
Kura Oncology, Inc. (a) (b)	1,513,736	13,396,564
Kymera Therapeutics, Inc. (a) (b)	918,154	51,967,516
Madrigal Pharmaceuticals, Inc. (a)	251,516	115,360,329
MannKind Corp. (a)	2,800,140	15,036,752
Metsera, Inc. (a)	1,390,838	72,782,553
MiMedx Group, Inc. (a)	885,565	6,181,244

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Mineralys Therapeutics, Inc. (a)	423,677	$16,065,832
Mirum Pharmaceuticals, Inc. (a)	445,440	32,655,206
Moderna, Inc. (a) (b)	4,449,725	114,936,397
Myriad Genetics, Inc. (a)	1,507,958	10,902,536
Natera, Inc. (a)	637,118	102,556,884
Neurocrine Biosciences, Inc. (a)	765,854	107,510,585
Novavax, Inc. (a) (b)	3,476,055	30,137,397
Nurix Therapeutics, Inc. (a) (b)	1,235,968	11,420,344
Nuvalent, Inc. Class A (a)	644,977	55,777,611
ORIC Pharmaceuticals, Inc. (a) (b)	1,144,350	13,732,200
Oruka Therapeutics, Inc. (a) (b)	170,904	3,286,484
Praxis Precision Medicines, Inc. (a)	502,373	26,625,769
Precigen, Inc. (a) (b)	1,373,394	4,518,466
Protagonist Therapeutics, Inc. (a) (b)	1,005,737	66,811,109
PTC Therapeutics, Inc. (a)	1,357,406	83,304,006
Recursion Pharmaceuticals, Inc. Class A (a) (b)	10,084,493	49,212,326
Regeneron Pharmaceuticals, Inc.	194,630	109,434,610
REGENXBIO, Inc. (a) (b)	880,495	8,496,777
Relay Therapeutics, Inc. (a) (b)	2,026,586	10,578,779
Replimune Group, Inc. (a) (b)	1,451,874	6,083,352
Revolution Medicines, Inc. (a) (b)	2,416,776	112,863,439
Rezolute, Inc. (a) (b)	707,110	6,646,834
Rhythm Pharmaceuticals, Inc. (a) (b)	749,068	75,648,377
Rigel Pharmaceuticals, Inc. (a) (b)	182,816	5,179,177
Roivant Sciences Ltd. (a) (b)	6,295,426	95,249,795
Sana Biotechnology, Inc. (a) (b)	3,582,984	12,719,593
Sarepta Therapeutics, Inc. (a) (b)	2,354,551	45,372,198
Scholar Rock Holding Corp. (a) (b)	1,900,769	70,784,638
Soleno Therapeutics, Inc. (a) (b)	1,242,886	84,019,094
Spyre Therapeutics, Inc. (a) (b)	797,689	13,369,268
Stoke Therapeutics, Inc. (a) (b)	472,254	11,097,969
Summit Therapeutics, Inc. (a) (b)	4,558,436	94,177,288
Syndax Pharmaceuticals, Inc. (a)	1,907,322	29,344,149
Tango Therapeutics, Inc. (a) (b)	1,942,863	16,320,049
Taysha Gene Therapies, Inc. (a) (b)	3,206,011	10,483,656
Security Description	Shares	Value
TG Therapeutics, Inc. (a) (b)	2,849,754	$102,947,363
Travere Therapeutics, Inc. (a) (b)	1,213,633	29,005,829
Twist Bioscience Corp. (a) (b)	1,536,163	43,227,627
Ultragenyx Pharmaceutical, Inc. (a)	2,103,422	63,270,934
uniQure NV (a) (b)	1,107,768	64,660,418
United Therapeutics Corp. (a)	272,837	114,375,999
Upstream Bio, Inc. (a) (b)	461,582	8,682,357
Vaxcyte, Inc. (a) (b)	2,008,325	72,339,866
Vera Therapeutics, Inc. (a) (b)	1,176,622	34,192,635
Veracyte, Inc. (a) (b)	1,270,536	43,617,501
Verastem, Inc. (a) (b)	1,228,011	10,843,337
Vericel Corp. (a) (b)	930,315	29,277,013
Vertex Pharmaceuticals, Inc. (a)	278,430	109,044,325
Verve Therapeutics, Inc. (a)	900,273	567,172
Viking Therapeutics, Inc. (a) (b)	2,679,903	70,427,851
Vir Biotechnology, Inc. (a) (b)	1,534,680	8,763,023
Viridian Therapeutics, Inc. (a) (b)	910,082	19,639,570
Xencor, Inc. (a) (b)	934,259	10,958,858
		5,938,938,127
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
TOTAL COMMON STOCKS (Cost $6,692,829,009)		5,938,938,127
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Inhibrx, Inc. (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	4,156,111	4,156,111
State Street Navigator Securities Lending Portfolio II (f) (g)	536,339,016	536,339,016
TOTAL SHORT-TERM INVESTMENTS (Cost $540,495,127)		540,495,127
TOTAL INVESTMENTS — 109.0% (Cost $7,235,352,705)		6,481,461,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(537,234,552)
NET ASSETS — 100.0%		$5,944,227,271

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,938,022,979	$915,148	$0(a)	$5,938,938,127
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	540,495,127	—	—	540,495,127
TOTAL INVESTMENTS	$6,478,518,106	$2,943,717	$0	$6,481,461,823
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,090,570	$5,090,570	$43,106,205	$44,040,664	$—	$—	4,156,111	$4,156,111	$40,521
State Street Navigator Securities Lending Portfolio II	298,148,176	298,148,176	897,455,009	659,264,169	—	—	536,339,016	536,339,016	1,794,888
Total		$303,238,746	$940,561,214	$703,304,833	$—	$—		$540,495,127	$1,835,409
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
ASSET MANAGEMENT & CUSTODY BANKS — 47.8%
Acadian Asset Management, Inc.	172,790	$8,321,566
Affiliated Managers Group, Inc.	44,629	10,640,892
Ameriprise Financial, Inc.	21,086	10,358,498
ARES Management Corp. Class A	58,029	9,278,257
Artisan Partners Asset Management, Inc. Class A	222,605	9,661,057
Bank of New York Mellon Corp.	99,352	10,825,395
Blackrock, Inc.	9,406	10,966,173
Blackstone, Inc.	58,262	9,954,063
Blue Owl Capital, Inc. (a)	555,236	9,400,145
Carlyle Group, Inc.	157,490	9,874,623
Cohen & Steers, Inc.	145,382	9,538,513
Diamond Hill Investment Group, Inc.	31,093	4,353,331
DigitalBridge Group, Inc.	925,083	10,823,471
Federated Hermes, Inc.	195,670	10,161,143
Franklin Resources, Inc.	425,021	9,830,736
Galaxy Digital, Inc. Class A (a) (b)	397,605	13,443,025
GCM Grosvenor, Inc. Class A (a)	419,601	5,064,584
Hamilton Lane, Inc. Class A	69,225	9,330,838
Invesco Ltd.	466,325	10,697,495
Janus Henderson Group PLC	231,705	10,313,190
KKR & Co., Inc.	74,535	9,685,823
Northern Trust Corp.	81,681	10,994,263
P10, Inc. Class A (a)	516,175	5,615,984
SEI Investments Co.	118,938	10,091,889
State Street Corp. (c)	93,285	10,821,993
StepStone Group, Inc. Class A	169,365	11,061,228
T. Rowe Price Group, Inc.	97,279	9,984,717
TPG, Inc.	172,307	9,899,037
Victory Capital Holdings, Inc. Class A	150,660	9,756,742
Virtus Investment Partners, Inc.	53,641	10,193,399
WisdomTree, Inc. (a)	753,671	10,476,027
		301,418,097
FINANCIAL EXCHANGES & DATA — 20.5%
Cboe Global Markets, Inc.	44,087	10,812,337
CME Group, Inc.	39,778	10,747,618
Coinbase Global, Inc. Class A (b)	32,784	11,064,272
Donnelley Financial Solutions, Inc. (b)	191,104	9,828,479
FactSet Research Systems, Inc.	28,549	8,179,003
Intercontinental Exchange, Inc.	59,945	10,099,533
MarketAxess Holdings, Inc.	56,012	9,760,091
Moody's Corp.	20,418	9,728,769
Morningstar, Inc.	41,123	9,540,947
MSCI, Inc.	18,369	10,422,754
Security Description	Shares	Value
Nasdaq, Inc.	109,146	$9,653,964
S&P Global, Inc.	19,138	9,314,656
Tradeweb Markets, Inc. Class A	87,152	9,672,129
		128,824,552
INVESTMENT BANKING & BROKERAGE — 31.7%
BGC Group, Inc. Class A	1,030,240	9,746,070
Charles Schwab Corp.	111,999	10,692,545
Evercore, Inc. Class A	31,055	10,475,473
Goldman Sachs Group, Inc.	13,462	10,720,464
Houlihan Lokey, Inc.	51,676	10,610,116
Interactive Brokers Group, Inc. Class A	165,309	11,374,912
Jefferies Financial Group, Inc.	157,517	10,304,762
Lazard, Inc.	185,636	9,797,868
LPL Financial Holdings, Inc.	30,386	10,109,118
Moelis & Co. Class A	141,002	10,056,263
Morgan Stanley	67,041	10,656,837
Perella Weinberg Partners	472,878	10,081,759
Piper Sandler Cos.	30,734	10,664,391
PJT Partners, Inc. Class A (a)	57,532	10,225,162
Raymond James Financial, Inc.	62,237	10,742,106
Robinhood Markets, Inc. Class A (b)	88,010	12,601,272
Stifel Financial Corp.	91,369	10,367,640
StoneX Group, Inc. (b)	107,864	10,885,635
Virtu Financial, Inc. Class A	267,602	9,499,871
		199,612,264
TOTAL COMMON STOCKS (Cost $559,818,229)		629,854,913
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	954,314	954,314
State Street Navigator Securities Lending Portfolio II (c) (f)	29,398,612	29,398,612
TOTAL SHORT-TERM INVESTMENTS (Cost $30,352,926)		30,352,926
TOTAL INVESTMENTS — 104.8% (Cost $590,171,155)		660,207,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(30,045,994)
NET ASSETS — 100.0%		$630,161,845

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$629,854,913	$—	$—	$629,854,913
Short-Term Investments	30,352,926	—	—	30,352,926
TOTAL INVESTMENTS	$660,207,839	$—	$—	$660,207,839

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	81,168	$8,631,405	$2,039,567	$699,967	$47,329	$803,659	93,285	$10,821,993	$61,688
State Street Institutional U.S. Government Money Market Fund, Class G Shares	623,332	623,332	3,970,887	3,639,905	—	—	954,314	954,314	8,185
State Street Navigator Securities Lending Portfolio II	8,348,318	8,348,318	103,732,921	82,682,627	—	—	29,398,612	29,398,612	8,478
Total		$17,603,055	$109,743,375	$87,022,499	$47,329	$803,659		$41,174,919	$78,351
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.2%
General Dynamics Corp.	566,694	$193,242,654
L3Harris Technologies, Inc.	606,241	185,152,064
Lockheed Martin Corp.	586,644	292,858,551
Northrop Grumman Corp.	281,387	171,454,727
		842,707,996
AIR FREIGHT & LOGISTICS — 1.4%
CH Robinson Worldwide, Inc.	1,174,080	155,448,192
Expeditors International of Washington, Inc.	998,683	122,428,549
		277,876,741
BANKS — 2.4%
BancFirst Corp. (a)	206,669	26,133,295
Bank OZK (a)	1,015,303	51,760,147
Commerce Bancshares, Inc.	1,299,439	77,654,474
Community Financial System, Inc. (a)	586,806	34,410,304
Cullen/Frost Bankers, Inc. (a)	649,138	82,291,224
Prosperity Bancshares, Inc.	1,052,902	69,860,048
UMB Financial Corp.	738,505	87,402,067
United Bankshares, Inc.	1,500,289	55,825,754
		485,337,313
BEVERAGES — 3.2%
Brown-Forman Corp. Class B (a)	1,672,881	45,301,617
Coca-Cola Co.	3,612,118	239,555,666
PepsiCo, Inc.	2,581,287	362,515,946
		647,373,229
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,603,138	371,190,572
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,096,055	80,461,398
Carlisle Cos., Inc. (a)	215,920	71,029,043
		151,490,441
CAPITAL MARKETS — 2.4%
FactSet Research Systems, Inc.	202,026	57,878,429
Franklin Resources, Inc.	3,180,759	73,570,956
S&P Global, Inc.	118,727	57,785,618
SEI Investments Co.	1,006,727	85,420,786
T. Rowe Price Group, Inc.	2,101,686	215,717,051
		490,372,840
CHEMICALS — 4.8%
Air Products & Chemicals, Inc.	739,323	201,628,168
Albemarle Corp. (a)	931,436	75,520,831
Ecolab, Inc.	309,594	84,785,413
Hawkins, Inc. (a)	184,529	33,717,139
HB Fuller Co.	585,747	34,723,082
Linde PLC	234,817	111,538,075
PPG Industries, Inc.	1,799,602	189,156,166
RPM International, Inc.	1,222,950	144,161,346
Sherwin-Williams Co.	234,145	81,075,048
Security Description	Shares	Value
Westlake Corp. (a)	327,448	$25,233,143
		981,538,411
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc. (a)	657,334	30,316,244
Brady Corp. Class A	449,945	35,109,208
Cintas Corp.	271,857	55,801,368
MSA Safety, Inc. (a)	395,884	68,119,760
RB Global, Inc. (a)	870,053	94,278,943
Republic Services, Inc.	332,212	76,236,010
Waste Management, Inc.	541,342	119,544,554
		479,406,087
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.8%
Casey's General Stores, Inc.	73,497	41,549,324
Costco Wholesale Corp.	48,719	45,095,768
Sysco Corp.	3,091,233	254,532,125
Target Corp.	3,781,296	339,182,251
Walmart, Inc.	861,427	88,778,667
		769,138,135
CONTAINERS & PACKAGING — 1.7%
Amcor PLC	22,941,629	187,662,525
AptarGroup, Inc.	615,529	82,271,606
Silgan Holdings, Inc. (a)	846,062	36,389,127
Sonoco Products Co.	940,357	40,519,983
		346,843,241
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,343,889	186,263,015
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Verizon Communications, Inc.	12,584,729	553,098,840
ELECTRIC UTILITIES — 8.8%
Alliant Energy Corp.	2,532,856	170,739,823
Edison International	4,105,522	226,953,256
Evergy, Inc.	2,417,062	183,745,053
Eversource Energy	3,742,300	266,227,222
MGE Energy, Inc.	395,693	33,309,437
NextEra Energy, Inc.	3,926,124	296,383,101
Southern Co.	2,937,116	278,350,483
Xcel Energy, Inc. (a)	3,982,110	321,157,172
		1,776,865,547
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	933,088	122,402,484
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Badger Meter, Inc.	253,190	45,214,670
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc.	616,193	91,769,623
FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	4,858,243	290,231,437
Flowers Foods, Inc. (a)	2,060,837	26,893,923
Hormel Foods Corp.	3,199,511	79,155,902
J&J Snack Foods Corp. (a)	160,293	15,402,554
J.M. Smucker Co.	1,022,779	111,073,799

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Marzetti Co.	195,829	$33,837,293
McCormick & Co., Inc.	2,851,038	190,762,953
		747,357,861
GAS UTILITIES — 2.7%
Atmos Energy Corp. (a)	1,239,474	211,640,185
Chesapeake Utilities Corp. (a)	245,748	33,099,798
National Fuel Gas Co.	933,523	86,229,520
New Jersey Resources Corp.	1,042,337	50,188,527
ONE Gas, Inc.	627,143	50,760,954
Spire, Inc. (a)	596,905	48,659,696
UGI Corp. (a)	2,317,086	77,066,280
		557,644,960
GROUND TRANSPORTATION — 1.5%
CSX Corp.	3,941,471	139,961,635
JB Hunt Transport Services, Inc.	708,528	95,063,202
Ryder System, Inc.	394,540	74,426,026
		309,450,863
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	1,195,469	160,121,118
Becton Dickinson & Co.	1,138,490	213,091,173
Medtronic PLC	3,054,837	290,942,676
		664,154,967
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	664,974	104,374,319
Cencora, Inc.	218,689	68,346,873
		172,721,192
HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald's Corp.	712,294	216,459,024
HOUSEHOLD PRODUCTS — 4.8%
Church & Dwight Co., Inc.	1,092,489	95,734,811
Clorox Co.	1,197,358	147,634,241
Colgate-Palmolive Co.	2,239,451	179,021,713
Kimberly-Clark Corp.	2,649,048	329,382,628
Procter & Gamble Co.	1,446,216	222,211,089
		973,984,482
INSURANCE — 5.3%
Aflac, Inc.	1,858,813	207,629,412
Assurant, Inc.	576,438	124,856,471
Brown & Brown, Inc.	455,823	42,751,639
Chubb Ltd.	429,082	121,108,395
Cincinnati Financial Corp.	1,368,000	216,280,800
Erie Indemnity Co. Class A (a)	250,661	79,750,304
Old Republic International Corp.	2,600,454	110,441,281
RenaissanceRe Holdings Ltd. (a)	238,570	60,580,080
RLI Corp.	946,193	61,710,707
W.R. Berkley Corp.	618,887	47,419,122
		1,072,528,211
IT SERVICES — 1.1%
International Business Machines Corp.	757,463	213,725,760
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Polaris, Inc. (a)	460,241	$26,753,809
LIFE SCIENCES TOOLS & SERVICES — 0.2%
West Pharmaceutical Services, Inc.	119,043	31,228,550
MACHINERY — 6.1%
Caterpillar, Inc.	313,516	149,594,159
Donaldson Co., Inc.	1,236,624	101,217,674
Dover Corp.	521,473	86,997,341
Franklin Electric Co., Inc.	405,308	38,585,322
Graco, Inc.	1,305,498	110,915,110
Illinois Tool Works, Inc.	802,258	209,196,796
Lincoln Electric Holdings, Inc.	549,682	129,631,506
Nordson Corp.	562,386	127,633,503
Pentair PLC	819,818	90,803,042
Stanley Black & Decker, Inc.	1,533,229	113,964,911
Toro Co.	1,004,510	76,543,662
		1,235,083,026
METALS & MINING — 1.3%
Nucor Corp.	1,039,477	140,776,370
Royal Gold, Inc. (a)	563,183	112,963,246
		253,739,616
MULTI-UTILITIES — 3.4%
Avista Corp.	879,591	33,257,336
Black Hills Corp.	768,339	47,321,999
Consolidated Edison, Inc.	2,873,998	288,894,279
WEC Energy Group, Inc.	2,707,453	310,247,039
		679,720,653
OIL, GAS & CONSUMABLE FUELS — 3.9%
Chevron Corp.	2,653,510	412,063,568
Exxon Mobil Corp.	2,870,223	323,617,643
Texas Pacific Land Corp.	54,142	50,549,137
		786,230,348
PERSONAL CARE PRODUCTS — 1.2%
Kenvue, Inc.	15,072,921	244,633,508
PHARMACEUTICALS — 1.7%
Johnson & Johnson	1,737,970	322,254,398
Perrigo Co. PLC (a)	1,389,549	30,945,256
		353,199,654
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	564,597	165,709,219
Robert Half, Inc. (a)	1,100,024	37,378,816
		203,088,035
RESIDENTIAL REITs — 1.5%
Equity LifeStyle Properties, Inc. REIT	2,092,592	127,020,334
Essex Property Trust, Inc. REIT	675,022	180,676,389
		307,696,723
RETAIL REITs — 3.3%
Federal Realty Investment Trust REIT	827,908	83,875,359

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	2,019,954	$85,989,442
Realty Income Corp. REIT	8,359,772	508,190,540
		678,055,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Analog Devices, Inc.	636,226	156,320,728
Microchip Technology, Inc.	3,301,633	212,030,871
QUALCOMM, Inc.	1,218,239	202,666,240
Texas Instruments, Inc.	1,221,410	224,409,660
		795,427,499
SOFTWARE — 0.5%
Microsoft Corp.	113,089	58,574,447
Roper Technologies, Inc.	89,969	44,866,641
		103,441,088
SPECIALTY RETAIL — 1.8%
Best Buy Co., Inc.	2,043,387	154,520,925
Lowe's Cos., Inc.	830,247	208,649,373
		363,170,298
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	2,585,027	180,253,933
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	3,784,098	185,572,166
WW Grainger, Inc.	71,508	68,144,264
		253,716,430
WATER UTILITIES — 0.8%
American States Water Co.	425,789	31,218,850
California Water Service Group (a)	639,471	29,345,324
Essential Utilities, Inc.	2,740,111	109,330,429
		169,894,603
TOTAL COMMON STOCKS (Cost $18,082,531,303)		20,212,249,619
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	28,685,389	$28,685,389
State Street Navigator Securities Lending Portfolio II (d) (e)	189,186,082	189,186,082
TOTAL SHORT-TERM INVESTMENTS (Cost $217,871,471)		217,871,471
TOTAL INVESTMENTS — 100.8% (Cost $18,300,402,774)		20,430,121,090
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(163,062,502)
NET ASSETS — 100.0%		$20,267,058,588
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	129	12/19/2025	$42,904,716	$43,464,938	$560,222
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,212,249,619	$—	$—	$20,212,249,619
Short-Term Investments	217,871,471	—	—	217,871,471
TOTAL INVESTMENTS	$20,430,121,090	$—	$—	$20,430,121,090
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$560,222	$—	$—	$560,222
TOTAL OTHER FINANCIAL INSTRUMENTS:	$560,222	$—	$—	$560,222

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,848,156	$34,848,156	$205,380,353	$211,543,120	$—	$—	28,685,389	$28,685,389	$375,030
State Street Navigator Securities Lending Portfolio II	73,610,791	73,610,791	1,003,214,150	887,638,859	—	—	189,186,082	189,186,082	85,338
Total		$108,458,947	$1,208,594,503	$1,099,181,979	$—	$—		$217,871,471	$460,368
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CONSUMER FINANCE — 0.0% *
Paragon 28, Inc. (a) (b)	129,517	$11,657
HEALTH CARE EQUIPMENT — 77.6%
Abbott Laboratories	19,606	2,626,028
Alphatec Holdings, Inc. (a) (b)	164,614	2,393,488
AngioDynamics, Inc. (a)	93,141	1,040,385
Artivion, Inc. (a)	54,247	2,296,818
AtriCure, Inc. (a)	71,886	2,533,981
Axogen, Inc. (a) (b)	147,121	2,624,639
Baxter International, Inc.	105,372	2,399,320
Becton Dickinson & Co.	13,410	2,509,950
Beta Bionics, Inc. (a)	69,174	1,374,487
Boston Scientific Corp. (a)	24,011	2,344,194
Butterfly Network, Inc. (a) (b)	697,920	1,346,986
CONMED Corp.	47,847	2,250,244
Dexcom, Inc. (a)	33,247	2,237,191
Edwards Lifesciences Corp. (a)	32,279	2,510,338
Enovis Corp. (a) (b)	82,956	2,516,885
Envista Holdings Corp. (a)	121,658	2,478,173
GE HealthCare Technologies, Inc.	33,252	2,497,225
Glaukos Corp. (a)	28,872	2,354,512
Globus Medical, Inc. Class A (a)	43,237	2,476,183
Hologic, Inc. (a)	38,720	2,613,213
IDEXX Laboratories, Inc. (a)	3,976	2,540,227
Inspire Medical Systems, Inc. (a)	32,079	2,380,262
Insulet Corp. (a)	7,485	2,310,844
Integer Holdings Corp. (a)	24,659	2,548,014
Integra LifeSciences Holdings Corp. (a) (b)	164,186	2,352,785
Intuitive Surgical, Inc. (a)	5,617	2,512,091
iRadimed Corp.	8,720	620,515
iRhythm Technologies, Inc. (a) (b)	13,936	2,396,853
LeMaitre Vascular, Inc.	25,340	2,217,503
LivaNova PLC (a)	44,706	2,341,700
Masimo Corp. (a) (b)	17,328	2,556,746
Medtronic PLC	27,474	2,616,624
Novocure Ltd. (a)	207,711	2,683,626
Omnicell, Inc. (a)	79,310	2,414,990
Orthofix Medical, Inc. (a) (b)	64,167	939,405
Penumbra, Inc. (a)	9,290	2,353,343
PROCEPT BioRobotics Corp. (a) (b)	67,383	2,404,899
QuidelOrtho Corp. (a) (b)	91,793	2,703,304
ResMed, Inc.	9,378	2,567,040
Senseonics Holdings, Inc. (a) (b)	1,194,588	520,601
SI-BONE, Inc. (a)	82,757	1,218,183
STERIS PLC	10,364	2,564,468
Stryker Corp.	6,600	2,439,822
Surmodics, Inc. (a)	23,379	698,798
Security Description	Shares	Value
Tandem Diabetes Care, Inc. (a) (b)	204,269	$2,479,826
Teleflex, Inc.	19,392	2,372,805
TransMedics Group, Inc. (a) (b)	23,529	2,639,954
Varex Imaging Corp. (a)	56,172	696,533
Zimmer Biomet Holdings, Inc.	24,699	2,432,851
		106,948,852
HEALTH CARE SUPPLIES — 22.3%
Align Technology, Inc. (a)	19,007	2,380,056
Avanos Medical, Inc. (a)	101,951	1,178,554
Cooper Cos., Inc. (a)	37,489	2,570,246
Dentsply Sirona, Inc.	184,439	2,340,531
Embecta Corp.	90,642	1,278,959
Haemonetics Corp. (a)	47,080	2,294,679
ICU Medical, Inc. (a) (b)	18,917	2,269,283
Lantheus Holdings, Inc. (a) (b)	48,129	2,468,536
Merit Medical Systems, Inc. (a)	28,460	2,368,726
Neogen Corp. (a) (b)	453,763	2,590,987
OrthoPediatrics Corp. (a) (b)	32,662	605,227
RxSight, Inc. (a)	100,677	905,086
Solventum Corp. (a)	35,614	2,599,822
STAAR Surgical Co. (a) (b)	91,352	2,454,628
UFP Technologies, Inc. (a) (b)	12,607	2,516,357
		30,821,677
TOTAL COMMON STOCKS (Cost $179,340,319)		137,782,186
SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	213,284	213,284
State Street Navigator Securities Lending Portfolio II (e) (f)	14,209,967	14,209,967
TOTAL SHORT-TERM INVESTMENTS (Cost $14,423,251)		14,423,251
TOTAL INVESTMENTS — 110.4% (Cost $193,763,570)		152,205,437
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(14,299,546)
NET ASSETS — 100.0%		$137,905,891

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$137,770,529	$11,657	$—	$137,782,186
Short-Term Investments	14,423,251	—	—	14,423,251
TOTAL INVESTMENTS	$152,193,780	$11,657	$—	$152,205,437

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,789	$200,789	$368,744	$356,249	$—	$—	213,284	$213,284	$1,509
State Street Navigator Securities Lending Portfolio II	15,102,125	15,102,125	31,586,665	32,478,823	—	—	14,209,967	14,209,967	7,230
Total		$15,302,914	$31,955,409	$32,835,072	$—	$—		$14,423,251	$8,739
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE SERVICES — 45.6%
Addus HomeCare Corp. (a)	13,205	$1,558,058
agilon health, Inc. (a)	575,378	592,639
AMN Healthcare Services, Inc. (a)	66,435	1,286,182
Astrana Health, Inc. (a)	28,102	796,692
Aveanna Healthcare Holdings, Inc. (a)	30,709	272,389
BrightSpring Health Services, Inc. (a)	51,857	1,532,893
Castle Biosciences, Inc. (a)	36,429	829,488
Chemed Corp.	3,231	1,446,648
Cigna Group	4,809	1,386,194
CorVel Corp. (a)	16,857	1,305,069
Cross Country Healthcare, Inc. (a)	23,064	327,509
CVS Health Corp.	19,686	1,484,127
DaVita, Inc. (a)	11,010	1,462,899
Enhabit, Inc. (a)	54,014	432,652
Fulgent Genetics, Inc. (a) (b)	23,039	520,681
GeneDx Holdings Corp. (a)	11,820	1,273,487
Guardant Health, Inc. (a)	25,740	1,608,235
Hims & Hers Health, Inc. (a) (b)	30,475	1,728,542
Kindly MD, Inc. (a)	124,744	133,476
Labcorp Holdings, Inc.	5,335	1,531,465
LifeStance Health Group, Inc. (a)	222,284	1,222,562
NeoGenomics, Inc. (a) (b)	173,530	1,339,652
OPKO Health, Inc. (a) (b)	241,293	374,004
Option Care Health, Inc. (a)	50,737	1,408,459
Pediatrix Medical Group, Inc. (a)	62,008	1,038,634
Pennant Group, Inc. (a)	30,609	771,959
Premier, Inc. Class A (b)	54,333	1,510,457
Privia Health Group, Inc. (a)	64,203	1,598,655
Quest Diagnostics, Inc.	8,083	1,540,458
RadNet, Inc. (a)	20,417	1,555,980
Talkspace, Inc. (a) (b)	158,349	437,043
		34,307,188
HEALTH CARE DISTRIBUTORS — 10.1%
AdaptHealth Corp. (a)	112,744	1,009,059
Cardinal Health, Inc.	9,754	1,530,988
Cencora, Inc.	4,914	1,535,772
Henry Schein, Inc. (a) (b)	21,601	1,433,658
McKesson Corp.	2,062	1,592,978
Owens & Minor, Inc. (a)	107,511	516,053
		7,618,508
HEALTH CARE FACILITIES — 26.3%
Acadia Healthcare Co., Inc. (a)	69,157	1,712,327
Brookdale Senior Living, Inc. (a)	190,591	1,614,306
Community Health Systems, Inc. (a) (b)	177,727	570,504
Concentra Group Holdings Parent, Inc.	67,321	1,409,029
Encompass Health Corp.	11,687	1,484,483
Security Description	Shares	Value
Ensign Group, Inc.	8,764	$1,514,156
HCA Healthcare, Inc.	3,692	1,573,530
National HealthCare Corp.	4,959	602,568
Nutex Health, Inc. (a) (b)	5,940	613,721
PACS Group, Inc. (a)	76,321	1,047,887
Select Medical Holdings Corp.	116,865	1,500,547
Surgery Partners, Inc. (a) (b)	67,854	1,468,361
Tenet Healthcare Corp. (a)	7,593	1,541,683
U.S. Physical Therapy, Inc.	17,973	1,526,806
Universal Health Services, Inc. Class B	7,826	1,599,947
		19,779,855
MANAGED HEALTH CARE — 18.0%
Alignment Healthcare, Inc. (a)	88,518	1,544,639
Centene Corp. (a)	46,566	1,661,475
Clover Health Investments Corp. (a) (b)	482,163	1,475,419
Elevance Health, Inc.	4,747	1,533,851
HealthEquity, Inc. (a)	15,912	1,507,980
Humana, Inc.	5,323	1,384,885
Molina Healthcare, Inc. (a)	8,128	1,555,374
Progyny, Inc. (a)	64,347	1,384,747
UnitedHealth Group, Inc.	4,199	1,449,915
		13,498,285
TOTAL COMMON STOCKS (Cost $74,800,666)		75,203,836
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	108,718	108,718
State Street Navigator Securities Lending Portfolio II (e) (f)	808,288	808,288
TOTAL SHORT-TERM INVESTMENTS (Cost $917,006)		917,006
TOTAL INVESTMENTS — 101.2% (Cost $75,717,672)		76,120,842
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(892,288)
NET ASSETS — 100.0%		$75,228,554

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$75,203,836	$—	$—	$75,203,836
Short-Term Investments	917,006	—	—	917,006
TOTAL INVESTMENTS	$76,120,842	$—	$—	$76,120,842

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,204	$55,204	$193,631	$140,117	$—	$—	108,718	$108,718	$738
State Street Navigator Securities Lending Portfolio II	1,352,849	1,352,849	9,924,302	10,468,863	—	—	808,288	808,288	4,764
Total		$1,408,053	$10,117,933	$10,608,980	$—	$—		$917,006	$5,502
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BUILDING PRODUCTS — 33.0%
Advanced Drainage Systems, Inc. (a)	450,874	$62,536,224
Allegion PLC	372,924	66,138,071
Builders FirstSource, Inc. (b)	453,250	54,956,563
Carlisle Cos., Inc. (a)	168,241	55,344,559
Carrier Global Corp.	1,017,076	60,719,437
Johnson Controls International PLC	589,659	64,833,007
Lennox International, Inc.	113,783	60,232,169
Masco Corp.	868,718	61,149,060
Owens Corning	415,101	58,720,188
Trane Technologies PLC	152,296	64,262,820
		608,892,098
HOME FURNISHINGS — 3.4%
Somnigroup International, Inc. (a)	747,325	63,021,917
HOME IMPROVEMENT RETAIL — 9.6%
Floor & Decor Holdings, Inc. Class A (a) (b)	747,405	55,083,749
Home Depot, Inc.	153,840	62,334,430
Lowe's Cos., Inc.	238,440	59,922,356
		177,340,535
HOMEBUILDING — 50.6%
Beazer Homes USA, Inc. (b)	443,612	10,890,675
Cavco Industries, Inc. (b)	117,689	68,345,533
Century Communities, Inc.	437,441	27,720,636
Champion Homes, Inc. (a) (b)	857,538	65,490,177
DR Horton, Inc.	360,884	61,159,011
Dream Finders Homes, Inc. Class A (a) (b)	496,453	12,868,062
Green Brick Partners, Inc. (b)	285,428	21,081,712
Hovnanian Enterprises, Inc. Class A (b)	93,991	12,076,904
Installed Building Products, Inc. (a)	239,051	58,964,320
KB Home	969,478	61,697,580
Lennar Corp. Class A	465,384	58,656,999
LGI Homes, Inc. (a) (b)	441,105	22,809,539
M/I Homes, Inc. (b)	292,387	42,232,378
Meritage Homes Corp.	809,021	58,597,391
Security Description	Shares	Value
NVR, Inc. (b)	7,630	$61,304,456
PulteGroup, Inc.	469,491	62,033,846
Taylor Morrison Home Corp. (b)	912,120	60,209,041
Toll Brothers, Inc.	443,881	61,317,721
TopBuild Corp. (a) (b)	152,215	59,494,755
Tri Pointe Homes, Inc. (b)	1,344,010	45,656,020
		932,606,756
HOMEFURNISHING RETAIL — 3.4%
Williams-Sonoma, Inc.	313,618	61,296,638
TOTAL COMMON STOCKS (Cost $2,043,706,386)		1,843,157,944
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	888,009	888,009
State Street Navigator Securities Lending Portfolio II (e) (f)	24,896,721	24,896,721
TOTAL SHORT-TERM INVESTMENTS (Cost $25,784,730)		25,784,730
TOTAL INVESTMENTS — 101.4% (Cost $2,069,491,116)		1,868,942,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(24,923,443)
NET ASSETS — 100.0%		$1,844,019,231

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,843,157,944	$—	$—	$1,843,157,944
Short-Term Investments	25,784,730	—	—	25,784,730
TOTAL INVESTMENTS	$1,868,942,674	$—	$—	$1,868,942,674

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	687,835	$687,835	$5,564,015	$5,363,841	$—	$—	888,009	$888,009	$8,246
State Street Navigator Securities Lending Portfolio II	62,146,438	62,146,438	241,665,672	278,915,389	—	—	24,896,721	24,896,721	29,293
Total		$62,834,273	$247,229,687	$284,279,230	$—	$—		$25,784,730	$37,539
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 15.0%
Aon PLC Class A	37,195	$13,262,993
Arthur J Gallagher & Co.	45,967	14,237,818
Baldwin Insurance Group, Inc. (a) (b)	443,837	12,520,642
Brown & Brown, Inc.	145,729	13,667,923
Goosehead Insurance, Inc. Class A	169,402	12,606,897
Marsh & McLennan Cos., Inc.	67,709	13,645,395
Ryan Specialty Holdings, Inc. (b)	264,394	14,901,246
Willis Towers Watson PLC	40,808	14,097,123
		108,940,037
LIFE & HEALTH INSURANCE — 22.8%
Aflac, Inc.	125,719	14,042,812
Brighthouse Financial, Inc. (a)	276,500	14,676,620
CNO Financial Group, Inc.	343,609	13,589,736
Genworth Financial, Inc. (a)	1,576,501	14,030,859
Globe Life, Inc.	96,959	13,862,228
Lincoln National Corp.	324,414	13,083,617
MetLife, Inc.	170,122	14,012,949
Oscar Health, Inc. Class A (a) (b)	691,976	13,099,106
Primerica, Inc.	49,893	13,849,798
Principal Financial Group, Inc.	168,326	13,955,909
Prudential Financial, Inc.	127,561	13,233,178
Unum Group	182,834	14,220,828
		165,657,640
PROPERTY & CASUALTY INSURANCE — 56.4%
Allstate Corp.	67,394	14,466,122
American Financial Group, Inc.	98,263	14,318,884
American International Group, Inc.	172,525	13,550,114
Arch Capital Group Ltd.	148,765	13,497,448
Assurant, Inc.	64,273	13,921,532
Assured Guaranty Ltd.	164,900	13,958,785
Axis Capital Holdings Ltd.	138,835	13,300,393
Chubb Ltd.	48,524	13,695,899
Cincinnati Financial Corp.	88,516	13,994,380
Erie Indemnity Co. Class A	40,841	12,993,973
Fidelity National Financial, Inc.	226,647	13,709,877
First American Financial Corp.	203,236	13,055,881
Hanover Insurance Group, Inc.	75,669	13,743,760
Hartford Insurance Group, Inc.	102,531	13,676,610
Kemper Corp.	254,503	13,119,630
Kinsale Capital Group, Inc.	31,641	13,455,652
Lemonade, Inc. (a)	274,094	14,672,252
Loews Corp.	140,223	14,076,987
Markel Group, Inc. (a)	6,999	13,377,609
Mercury General Corp.	173,097	14,675,164
Security Description	Shares	Value
Old Republic International Corp.	337,500	$14,333,625
Palomar Holdings, Inc. (a)	113,552	13,257,196
Progressive Corp.	54,631	13,491,125
RLI Corp.	203,463	13,269,857
Selective Insurance Group, Inc.	172,778	14,007,112
Skyward Specialty Insurance Group, Inc. (a)	282,997	13,459,337
Stewart Information Services Corp.	157,507	11,548,413
Travelers Cos., Inc.	49,432	13,802,403
W.R. Berkley Corp.	186,823	14,314,378
White Mountains Insurance Group Ltd. (b)	7,667	12,815,544
		409,559,942
REINSURANCE — 5.7%
Everest Group Ltd.	39,638	13,882,417
Reinsurance Group of America, Inc.	70,356	13,517,498
RenaissanceRe Holdings Ltd.	56,507	14,348,823
		41,748,738
TOTAL COMMON STOCKS (Cost $770,214,994)		725,906,357
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	693,221	693,221
State Street Navigator Securities Lending Portfolio II (e) (f)	17,031,761	17,031,761
TOTAL SHORT-TERM INVESTMENTS (Cost $17,724,982)		17,724,982
TOTAL INVESTMENTS — 102.3% (Cost $787,939,976)		743,631,339
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(16,867,101)
NET ASSETS — 100.0%		$726,764,238

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$725,906,357	$—	$—	$725,906,357
Short-Term Investments	17,724,982	—	—	17,724,982
TOTAL INVESTMENTS	$743,631,339	$—	$—	$743,631,339

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,337,970	$1,337,970	$20,392,741	$21,037,490	$—	$—	693,221	$693,221	$17,560
State Street Navigator Securities Lending Portfolio II	20,208,829	20,208,829	71,592,357	74,769,425	—	—	17,031,761	17,031,761	11,855
Total		$21,546,799	$91,985,098	$95,806,915	$—	$—		$17,724,982	$29,415
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 8.2%
Alcoa Corp.	3,740,459	$123,023,696
Century Aluminum Co. (a)	2,147,766	63,058,410
Kaiser Aluminum Corp. (b)	456,097	35,192,445
		221,274,551
COAL & CONSUMABLE FUELS — 20.9%
Centrus Energy Corp. Class A (a) (b)	527,564	163,581,770
Core Natural Resources, Inc.	1,593,557	133,030,138
Peabody Energy Corp. (b)	4,620,708	122,541,176
Uranium Energy Corp. (a) (b)	9,181,874	122,486,199
Ur-Energy, Inc. (a) (b)	12,452,666	22,290,272
		563,929,555
COPPER — 3.8%
Freeport-McMoRan, Inc.	2,577,806	101,101,551
DIVERSIFIED METALS & MINING — 12.3%
Compass Minerals International, Inc. (a) (b)	1,479,855	28,413,216
Ivanhoe Electric, Inc. (a) (b)	3,584,280	44,982,714
Materion Corp. (b)	525,918	63,536,154
MP Materials Corp. (a) (b)	1,852,881	124,272,729
U.S. Antimony Corp. (a) (b)	4,012,544	24,877,773
USA Rare Earth, Inc. (a) (b)	2,545,324	43,754,119
		329,836,705
GOLD — 15.6%
Coeur Mining, Inc. (a) (b)	7,743,889	145,275,358
McEwen, Inc. (a) (b)	1,549,849	26,502,418
Newmont Corp.	1,475,104	124,366,018
Royal Gold, Inc.	621,402	124,640,813
		420,784,607
SILVER — 4.7%
Hecla Mining Co.	10,546,196	127,608,972
STEEL — 34.4%
Alpha Metallurgical Resources, Inc. (a) (b)	466,161	76,492,359
Cleveland-Cliffs, Inc. (a) (b)	10,175,208	124,137,538
Commercial Metals Co.	1,983,740	113,628,627
Metallus, Inc. (a)	1,087,726	17,980,111
Nucor Corp.	815,417	110,431,924
Security Description	Shares	Value
Ramaco Resources, Inc. Class A (a) (b)	1,597,152	$53,009,475
Reliance, Inc.	395,810	111,155,322
Ryerson Holding Corp. (b)	812,620	18,576,493
Steel Dynamics, Inc.	871,703	121,541,549
SunCoke Energy, Inc.	3,413,850	27,857,016
Warrior Met Coal, Inc. (b)	1,971,586	125,471,733
Worthington Steel, Inc. (b)	847,047	25,741,758
		926,023,905
TOTAL COMMON STOCKS (Cost $2,218,823,191)		2,690,559,846
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,723,855	1,723,855
State Street Navigator Securities Lending Portfolio II (e) (f)	164,574,911	164,574,911
TOTAL SHORT-TERM INVESTMENTS (Cost $166,298,766)		166,298,766
TOTAL INVESTMENTS — 106.1% (Cost $2,385,121,957)		2,856,858,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(164,231,125)
NET ASSETS — 100.0%		$2,692,627,487

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,690,559,846	$—	$—	$2,690,559,846
Short-Term Investments	166,298,766	—	—	166,298,766
TOTAL INVESTMENTS	$2,856,858,612	$—	$—	$2,856,858,612

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	561,089	$561,089	$8,777,751	$7,614,985	$—	$—	1,723,855	$1,723,855	$16,925
State Street Navigator Securities Lending Portfolio II	177,745,489	177,745,489	561,295,120	574,465,698	—	—	164,574,911	164,574,911	109,789
Total		$178,306,578	$570,072,871	$582,080,683	$—	$—		$166,298,766	$126,714
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.0%
Helmerich & Payne, Inc. (a)	414,174	$9,149,104
Nabors Industries Ltd. (a) (b)	64,975	2,655,528
Noble Corp. PLC (a)	284,573	8,047,725
Patterson-UTI Energy, Inc. (a)	1,579,452	8,181,561
Seadrill Ltd. (a) (b)	250,657	7,572,348
Transocean Ltd. (a) (b)	2,666,543	8,319,614
Valaris Ltd. (a) (b)	164,004	7,998,475
		51,924,355
OIL & GAS EQUIPMENT & SERVICES — 72.9%
Archrock, Inc.	349,354	9,191,504
Aris Water Solutions, Inc. Class A	154,746	3,816,036
Atlas Energy Solutions, Inc. (a)	396,404	4,507,113
Baker Hughes Co.	184,136	8,971,106
Bristow Group, Inc. (b)	47,358	1,708,677
Cactus, Inc. Class A	198,481	7,834,045
Core Laboratories, Inc. (a)	135,389	1,673,408
Expro Group Holdings NV (a) (b)	287,727	3,418,197
Halliburton Co.	382,285	9,404,211
Helix Energy Solutions Group, Inc. (b)	481,281	3,157,203
Innovex International, Inc. (a) (b)	117,851	2,184,958
Kodiak Gas Services, Inc.	261,252	9,658,486
Liberty Energy, Inc.	786,972	9,711,234
NOV, Inc.	661,024	8,758,568
Oceaneering International, Inc. (b)	211,211	5,233,809
ProPetro Holding Corp. (b)	395,148	2,070,576
RPC, Inc. (a)	430,068	2,047,124
Schlumberger NV	238,929	8,211,990
Select Water Solutions, Inc. (a)	283,025	3,025,537
Solaris Energy Infrastructure, Inc.	212,120	8,478,436
TechnipFMC PLC	211,291	8,335,430
Security Description	Shares	Value
TETRA Technologies, Inc. (b)	367,298	$2,111,963
Tidewater, Inc. (a) (b)	143,993	7,679,147
Weatherford International PLC	135,400	9,265,422
		140,454,180
TOTAL COMMON STOCKS (Cost $227,874,540)		192,378,535
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	156,533	156,533
State Street Navigator Securities Lending Portfolio II (e) (f)	15,202,751	15,202,751
TOTAL SHORT-TERM INVESTMENTS (Cost $15,359,284)		15,359,284
TOTAL INVESTMENTS — 107.9% (Cost $243,233,824)		207,737,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(15,184,872)
NET ASSETS — 100.0%		$192,552,947

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$192,378,535	$—	$—	$192,378,535
Short-Term Investments	15,359,284	—	—	15,359,284
TOTAL INVESTMENTS	$207,737,819	$—	$—	$207,737,819
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	170,922	$170,922	$1,763,936	$1,778,325	$—	$—	156,533	$156,533	$2,126
State Street Navigator Securities Lending Portfolio II	8,810,064	8,810,064	54,400,315	48,007,628	—	—	15,202,751	15,202,751	6,873
Total		$8,980,986	$56,164,251	$49,785,953	$—	$—		$15,359,284	$8,999
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
INTEGRATED OIL & GAS — 7.8%
Chevron Corp.	309,956	$48,133,067
Exxon Mobil Corp.	434,758	49,018,965
Occidental Petroleum Corp.	1,056,164	49,903,749
		147,055,781
OIL & GAS EXPLORATION & PRODUCTION — 71.6%
Antero Resources Corp. (a)	1,488,948	49,969,095
APA Corp. (b)	2,100,063	50,989,530
BKV Corp. (a)	308,434	7,134,078
California Resources Corp.	803,404	42,725,025
Chord Energy Corp.	459,049	45,615,699
Civitas Resources, Inc. (b)	1,447,044	47,028,930
CNX Resources Corp. (a) (b)	1,670,497	53,656,364
Comstock Resources, Inc. (a) (b)	1,355,171	26,873,041
ConocoPhillips	518,534	49,048,131
Coterra Energy, Inc.	2,007,021	47,466,047
Crescent Energy Co. Class A (b)	3,429,942	30,595,083
Devon Energy Corp.	1,376,995	48,277,445
Diamondback Energy, Inc.	350,237	50,118,915
EOG Resources, Inc.	406,735	45,603,128
EQT Corp.	955,854	52,027,133
Expand Energy Corp.	507,015	53,865,274
Gulfport Energy Corp. (a)	262,561	47,518,289
Kosmos Energy Ltd. (a) (b)	8,279,634	13,744,192
Magnolia Oil & Gas Corp. Class A (b)	2,013,575	48,064,035
Matador Resources Co.	989,263	44,447,586
Murphy Oil Corp. (b)	1,876,179	53,302,245
Northern Oil & Gas, Inc. (b)	1,658,599	41,133,255
Ovintiv, Inc.	1,140,930	46,070,753
Permian Resources Corp.	3,439,612	44,027,034
Range Resources Corp.	1,403,922	52,843,624
Sable Offshore Corp. (a) (b)	1,433,141	25,022,642
SandRidge Energy, Inc. (b)	322,065	3,632,893
SM Energy Co. (b)	1,790,951	44,720,046
Talos Energy, Inc. (a) (b)	2,179,501	20,901,415
Texas Pacific Land Corp.	52,200	48,736,008
VAALCO Energy, Inc. (b)	858,060	3,449,401
Venture Global, Inc. Class A (b)	3,501,141	49,681,191
Viper Energy, Inc. Class A	1,246,730	47,650,021
Vital Energy, Inc. (a) (b)	522,347	8,822,441
Vitesse Energy, Inc. (b)	325,757	7,567,335
		1,352,327,324
OIL & GAS REFINING & MARKETING — 20.2%
Calumet, Inc. (a) (b)	727,165	13,270,761
Security Description	Shares	Value
Clean Energy Fuels Corp. (a) (b)	2,027,755	$5,231,608
CVR Energy, Inc. (a) (b)	484,832	17,686,671
Delek U.S. Holdings, Inc.	944,089	30,465,752
Gevo, Inc. (a)	3,207,024	6,285,767
Green Plains, Inc. (a)	1,177,472	10,349,979
HF Sinclair Corp.	955,810	50,027,095
Marathon Petroleum Corp.	269,246	51,894,474
Par Pacific Holdings, Inc. (a)	890,331	31,535,524
PBF Energy, Inc. Class A (b)	1,340,738	40,450,066
Phillips 66 Co.	372,187	50,624,876
REX American Resources Corp. (a)	171,421	5,248,911
Valero Energy Corp.	308,630	52,547,344
World Kinect Corp. (b)	659,174	17,105,565
		382,724,393
TOTAL COMMON STOCKS (Cost $2,298,897,213)		1,882,107,498
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	6,383,253	6,383,253
State Street Navigator Securities Lending Portfolio II (e) (f)	147,167,576	147,167,576
TOTAL SHORT-TERM INVESTMENTS (Cost $153,550,829)		153,550,829
TOTAL INVESTMENTS — 107.7% (Cost $2,452,448,042)		2,035,658,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(145,910,982)
NET ASSETS — 100.0%		$1,889,747,345

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	84	12/19/2025	$7,850,700	$7,922,040	$71,340

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,882,107,498	$—	$—	$1,882,107,498
Short-Term Investments	153,550,829	—	—	153,550,829
TOTAL INVESTMENTS	$2,035,658,327	$—	$—	$2,035,658,327
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$71,340	$—	$—	$71,340
TOTAL OTHER FINANCIAL INSTRUMENTS:	$71,340	$—	$—	$71,340

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,966,281	$1,966,281	$27,878,566	$23,461,594	$—	$—	6,383,253	$6,383,253	$32,968
State Street Navigator Securities Lending Portfolio II	66,738,303	66,738,303	601,893,519	521,464,246	—	—	147,167,576	147,167,576	171,128
Total		$68,704,584	$629,772,085	$544,925,840	$—	$—		$153,550,829	$204,096
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
ALT5 Sigma Corp. (a)	158,114	$425,327
Amneal Pharmaceuticals, Inc. (a)	321,004	3,213,250
Amphastar Pharmaceuticals, Inc. (a) (b)	99,686	2,656,632
Amylyx Pharmaceuticals, Inc. (a) (b)	185,113	2,515,686
ANI Pharmaceuticals, Inc. (a)	46,121	4,224,683
Arvinas, Inc. (a)	280,494	2,389,809
Avadel Pharmaceuticals PLC (a) (b)	222,940	3,404,294
Axsome Therapeutics, Inc. (a)	36,215	4,398,312
Bristol-Myers Squibb Co.	95,334	4,299,563
Collegium Pharmaceutical, Inc. (a)	65,640	2,296,744
Corcept Therapeutics, Inc. (a)	62,762	5,216,150
CorMedix, Inc. (a) (b)	311,516	3,622,931
Crinetics Pharmaceuticals, Inc. (a) (b)	128,428	5,349,026
Edgewise Therapeutics, Inc. (a)	161,101	2,613,058
Elanco Animal Health, Inc. (a) (b)	245,225	4,938,831
Eli Lilly & Co.	5,957	4,545,191
Enliven Therapeutics, Inc. (a) (b)	119,689	2,450,034
Esperion Therapeutics, Inc. (a)	587,211	1,556,109
Evolus, Inc. (a) (b)	259,863	1,595,559
EyePoint Pharmaceuticals, Inc. (a) (b)	128,582	1,831,008
Harmony Biosciences Holdings, Inc. (a) (b)	135,350	3,730,246
Harrow, Inc. (a) (b)	95,020	4,578,063
Innoviva, Inc. (a)	215,251	3,928,331
Jazz Pharmaceuticals PLC (a)	35,421	4,668,488
Johnson & Johnson	25,570	4,741,189
LENZ Therapeutics, Inc. (a) (b)	68,462	3,188,960
Ligand Pharmaceuticals, Inc. (a) (b)	27,083	4,797,483
Liquidia Corp. (a) (b)	164,712	3,745,551
Merck & Co., Inc.	53,493	4,489,667
Mind Medicine MindMed, Inc. (a) (b)	263,456	3,106,146
Nektar Therapeutics (a)	45,616	2,595,550
Nuvation Bio, Inc. (a) (b)	829,454	3,068,980
Ocular Therapeutix, Inc. (a) (b)	344,443	4,026,539
Organon & Co. (b)	438,107	4,678,983
Pacira BioSciences, Inc. (a) (b)	130,553	3,364,351
Perrigo Co. PLC	203,209	4,525,464
Pfizer, Inc.	182,946	4,661,464
Phathom Pharmaceuticals, Inc. (a) (b)	173,714	2,044,614
Phibro Animal Health Corp. Class A	48,849	1,976,430
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	69,111	$4,312,526
Royalty Pharma PLC Class A	124,239	4,383,152
Supernus Pharmaceuticals, Inc. (a)	97,273	4,648,677
Tarsus Pharmaceuticals, Inc. (a) (b)	82,735	4,916,941
Terns Pharmaceuticals, Inc. (a) (b)	174,227	1,308,445
Theravance Biopharma, Inc. (a) (b)	41,763	609,740
Trevi Therapeutics, Inc. (a) (b)	281,987	2,580,181
Viatris, Inc.	438,963	4,345,734
WaVe Life Sciences Ltd. (a) (b)	345,481	2,528,921
Xeris Biopharma Holdings, Inc. (a)	361,902	2,945,882
Zevra Therapeutics, Inc. (a) (b)	246,911	2,348,124
Zoetis, Inc.	30,083	4,401,744
TOTAL COMMON STOCKS (Cost $167,863,274)		174,788,763
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	376,106	376,106
State Street Navigator Securities Lending Portfolio II (e) (f)	16,685,020	16,685,020
TOTAL SHORT-TERM INVESTMENTS (Cost $17,061,126)		17,061,126
TOTAL INVESTMENTS — 109.5% (Cost $184,924,400)		191,849,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(16,671,264)
NET ASSETS — 100.0%		$175,178,625

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$174,788,763	$—	$—	$174,788,763
Short-Term Investments	17,061,126	—	—	17,061,126
TOTAL INVESTMENTS	$191,849,889	$—	$—	$191,849,889

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	273,438	$273,438	$1,889,869	$1,787,201	$—	$—	376,106	$376,106	$3,253
State Street Navigator Securities Lending Portfolio II	13,167,264	13,167,264	46,045,336	42,527,580	—	—	16,685,020	16,685,020	8,387
Total		$13,440,702	$47,935,205	$44,314,781	$—	$—		$17,061,126	$11,640
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 99.8%
1st Source Corp.	110,861	$6,824,603
Amalgamated Financial Corp.	257,712	6,996,881
Amerant Bancorp, Inc.	249,881	4,815,207
Ameris Bancorp	511,994	37,534,280
Associated Banc-Corp.	1,828,940	47,022,047
Atlantic Union Bankshares Corp. (a)	1,560,142	55,057,411
Axos Financial, Inc. (b)	439,119	37,171,423
Banc of California, Inc.	2,727,015	45,132,098
BancFirst Corp.	143,256	18,114,721
Bancorp, Inc. (a) (b)	712,849	53,385,262
Bank First Corp. (a)	180,884	21,943,038
Bank of Hawaii Corp.	492,935	32,356,253
Bank OZK	1,112,144	56,697,101
BankUnited, Inc.	976,122	37,248,816
Banner Corp.	274,503	17,979,946
Beacon Financial Corp.	621,292	14,730,833
BOK Financial Corp.	268,818	29,957,078
Burke & Herbert Financial Services Corp. (a)	78,493	4,842,233
Byline Bancorp, Inc.	299,887	8,315,867
Cadence Bank	2,098,530	78,778,816
Camden National Corp.	84,424	3,257,922
Capitol Federal Financial, Inc.	970,008	6,159,551
Cathay General Bancorp	514,065	24,680,261
Central Pacific Financial Corp.	211,668	6,422,007
Citizens Financial Group, Inc.	1,509,585	80,249,539
City Holding Co. (a)	139,313	17,256,701
Coastal Financial Corp. (a) (b)	159,452	17,247,923
Columbia Banking System, Inc.	2,982,952	76,781,184
Columbia Financial, Inc. (a) (b)	141,788	2,128,238
Commerce Bancshares, Inc.	1,028,031	61,435,133
Community Financial System, Inc.	336,546	19,735,057
Community Trust Bancorp, Inc.	67,845	3,795,928
ConnectOne Bancorp, Inc. (a)	380,061	9,429,313
Cullen/Frost Bankers, Inc.	556,973	70,607,467
Customers Bancorp, Inc. (b)	365,465	23,890,447
CVB Financial Corp. (a)	1,024,903	19,380,916
Dime Community Bancshares, Inc.	303,028	9,039,325
Eagle Bancorp, Inc. (a)	609,302	12,320,086
East West Bancorp, Inc.	724,271	77,098,648
Eastern Bankshares, Inc. (a)	1,994,027	36,191,590
Enterprise Financial Services Corp.	211,814	12,280,976
Equity Bancshares, Inc. Class A	96,234	3,916,724
Esquire Financial Holdings, Inc. (a)	138,356	14,119,922
FB Financial Corp. (a)	477,097	26,593,387
Financial Institutions, Inc.	178,694	4,860,477
First BanCorp	1,436,935	31,684,417
First Bancorp/Southern Pines NC (a)	297,608	15,740,487
Security Description	Shares	Value
First Busey Corp.	723,072	$16,739,117
First Commonwealth Financial Corp.	683,090	11,646,685
First Financial Bancorp	526,235	13,287,434
First Financial Bankshares, Inc. (a)	739,998	24,900,933
First Financial Corp.	64,965	3,666,625
First Foundation, Inc. (a) (b)	918,938	5,118,485
First Hawaiian, Inc. (a)	1,457,937	36,200,576
First Horizon Corp.	3,448,540	77,971,489
First Interstate BancSystem, Inc. Class A	1,064,896	33,938,236
First Merchants Corp.	361,949	13,645,477
Firstsun Capital Bancorp (a) (b)	158,102	6,132,777
Flagstar Financial, Inc. (a)	6,197,680	71,583,204
Flushing Financial Corp.	317,928	4,390,586
FNB Corp.	4,774,926	76,924,058
Fulton Financial Corp.	2,003,929	37,333,197
Glacier Bancorp, Inc. (a)	1,006,291	48,976,183
Great Southern Bancorp, Inc. (a)	64,579	3,955,464
Hancock Whitney Corp.	909,423	56,938,974
Hanmi Financial Corp.	194,350	4,798,502
HarborOne Bancorp, Inc.	340,849	4,635,546
Heritage Commerce Corp.	660,067	6,554,465
Heritage Financial Corp.	211,079	5,106,001
Hilltop Holdings, Inc.	534,220	17,853,632
Hingham Institution For Savings	44,285	11,681,497
Home BancShares, Inc.	1,305,650	36,949,895
Hope Bancorp, Inc.	1,122,652	12,090,962
Horizon Bancorp, Inc.	238,769	3,822,692
Huntington Bancshares, Inc.	4,428,836	76,485,998
Independent Bank Corp. (a) (c)	455,015	31,473,388
Independent Bank Corp. (c)	99,387	3,078,512
International Bancshares Corp.	271,362	18,656,137
Kearny Financial Corp.	478,173	3,141,597
Lakeland Financial Corp. (a)	195,302	12,538,388
Live Oak Bancshares, Inc.	298,117	10,499,681
M&T Bank Corp.	394,669	77,994,488
Mercantile Bank Corp.	98,344	4,425,480
Metropolitan Bank Holding Corp.	103,283	7,727,634
Mid Penn Bancorp, Inc. (a)	120,967	3,464,495
Midland States Bancorp, Inc.	170,888	2,929,020
MidWestOne Financial Group, Inc.	149,824	4,238,521
National Bank Holdings Corp. Class A	385,811	14,907,737
NB Bancorp, Inc. (a)	386,256	6,817,418
NBT Bancorp, Inc.	260,412	10,874,805
Nicolet Bankshares, Inc.	98,249	13,214,490
Northeast Bank (a)	118,574	11,876,372
Northfield Bancorp, Inc.	253,967	2,996,811
Northrim BanCorp, Inc.	312,125	6,760,628
Northwest Bancshares, Inc. (a)	1,100,995	13,641,328
OceanFirst Financial Corp. (a)	404,316	7,103,832
OFG Bancorp	327,622	14,248,281
Old National Bancorp (a)	3,477,686	76,335,208

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Old Second Bancorp, Inc.	269,603	$4,660,088
Origin Bancorp, Inc.	182,525	6,300,763
Orrstown Financial Services, Inc. (a)	191,847	6,518,961
Park National Corp. (a)	81,428	13,234,493
Pathward Financial, Inc. (a)	250,399	18,532,030
Peapack-Gladstone Financial Corp.	120,332	3,321,163
Peoples Bancorp, Inc.	219,210	6,574,108
Pinnacle Financial Partners, Inc.	800,621	75,090,244
Popular, Inc.	625,905	79,496,194
Preferred Bank (a)	99,428	8,987,297
Prosperity Bancshares, Inc.	1,161,814	77,086,359
Provident Financial Services, Inc. (a)	789,500	15,221,560
QCR Holdings, Inc.	132,964	10,057,397
Regions Financial Corp.	2,892,497	76,275,146
Renasant Corp. (a)	775,430	28,605,613
S&T Bancorp, Inc.	183,485	6,897,201
Seacoast Banking Corp. of Florida	792,469	24,114,832
ServisFirst Bancshares, Inc. (a)	283,976	22,868,587
Shore Bancshares, Inc.	174,964	2,871,159
Simmons First National Corp. Class A	1,113,582	21,347,367
Southside Bancshares, Inc. (a)	150,670	4,256,428
Southstate Bank Corp.	771,328	76,261,199
Stellar Bancorp, Inc.	362,038	10,984,233
Stock Yards Bancorp, Inc. (a)	162,992	11,407,810
Synovus Financial Corp.	1,522,256	74,712,324
Texas Capital Bancshares, Inc. (b)	584,744	49,428,410
TFS Financial Corp. (a)	444,516	5,856,498
Third Coast Bancshares, Inc. (b)	68,993	2,619,664
Tompkins Financial Corp.	57,332	3,795,952
Towne Bank	369,571	12,776,069
TriCo Bancshares	125,466	5,571,945
Triumph Financial, Inc. (a) (b)	272,995	13,660,670
Truist Financial Corp.	1,733,433	79,252,557
TrustCo Bank Corp. (a)	114,097	4,141,721
Trustmark Corp.	360,632	14,281,027
UMB Financial Corp.	641,138	75,878,682
United Bankshares, Inc.	960,630	35,745,042
United Community Banks, Inc.	859,627	26,949,306
Univest Financial Corp.	146,617	4,401,442
Valley National Bancorp	7,302,803	77,409,712
Security Description	Shares	Value
Veritex Holdings, Inc.	687,603	$23,055,329
WaFd, Inc.	602,864	18,260,751
Washington Trust Bancorp, Inc. (a)	176,237	5,093,249
Webster Financial Corp.	1,268,464	75,397,500
WesBanco, Inc.	714,041	22,799,329
Westamerica BanCorp	179,092	8,952,809
Western Alliance Bancorp	880,981	76,398,672
Wintrust Financial Corp.	522,428	69,190,364
WSFS Financial Corp.	459,430	24,777,060
Zions Bancorp NA	1,348,959	76,324,100
TOTAL COMMON STOCKS (Cost $4,096,275,016)		3,881,180,897
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	5,625,300	5,625,300
State Street Navigator Securities Lending Portfolio II (f) (g)	98,031,815	98,031,815
TOTAL SHORT-TERM INVESTMENTS (Cost $103,657,115)		103,657,115
TOTAL INVESTMENTS — 102.4% (Cost $4,199,932,131)		3,984,838,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(94,979,178)
NET ASSETS — 100.0%		$3,889,858,834
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,881,180,897	$—	$—	$3,881,180,897
Short-Term Investments	103,657,115	—	—	103,657,115
TOTAL INVESTMENTS	$3,984,838,012	$—	$—	$3,984,838,012

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,159,485	$3,159,485	$48,050,545	$45,584,730	$—	$—	5,625,300	$5,625,300	$49,186
State Street Navigator Securities Lending Portfolio II	58,575,769	58,575,769	676,493,476	637,037,430	—	—	98,031,815	98,031,815	42,557
Total		$61,735,254	$724,544,021	$682,622,160	$—	$—		$103,657,115	$91,743
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 19.8%
Abercrombie & Fitch Co. Class A (a)	35,972	$3,077,405
American Eagle Outfitters, Inc.	180,027	3,080,262
Boot Barn Holdings, Inc. (a)	18,880	3,128,794
Buckle, Inc.	57,954	3,399,582
Burlington Stores, Inc. (a)	12,397	3,155,036
Caleres, Inc. (b)	187,254	2,441,792
Gap, Inc.	143,986	3,079,861
RealReal, Inc. (a) (b)	390,271	4,148,581
Revolve Group, Inc. (a)	147,719	3,146,415
Ross Stores, Inc.	23,219	3,538,343
Shoe Carnival, Inc. (b)	89,641	1,863,636
Stitch Fix, Inc. Class A (a)	583,526	2,538,338
ThredUp, Inc. Class A (a)	320,870	3,032,221
TJX Cos., Inc.	24,786	3,582,568
Urban Outfitters, Inc. (a)	49,138	3,509,927
Victoria's Secret & Co. (a) (b)	135,057	3,665,447
		50,388,208
AUTOMOTIVE RETAIL — 21.5%
Advance Auto Parts, Inc. (b)	58,614	3,598,900
America's Car-Mart, Inc. (a) (b)	48,477	1,416,013
Asbury Automotive Group, Inc. (a) (b)	14,030	3,429,634
AutoNation, Inc. (a)	15,530	3,397,498
AutoZone, Inc. (a)	811	3,479,385
Camping World Holdings, Inc. Class A	205,545	3,245,556
CarMax, Inc. (a)	58,554	2,627,318
Carvana Co. (a)	9,492	3,580,762
EVgo, Inc. (a) (b)	785,284	3,714,393
Group 1 Automotive, Inc. (b)	7,357	3,218,761
Lithia Motors, Inc.	10,294	3,252,904
Monro, Inc. (b)	169,154	3,039,697
Murphy USA, Inc. (b)	9,218	3,578,981
O'Reilly Automotive, Inc. (a)	32,977	3,555,250
Penske Automotive Group, Inc. (b)	18,813	3,271,769
Sonic Automotive, Inc. Class A (b)	42,679	3,247,445
Valvoline, Inc. (a)	88,030	3,161,157
		54,815,423
BROADLINE RETAIL — 12.3%
Amazon.com, Inc. (a)	15,051	3,304,748
Dillard's, Inc. Class A (b)	6,102	3,749,557
eBay, Inc.	37,961	3,452,553
Etsy, Inc. (a)	59,931	3,978,819
Groupon, Inc. (a) (b)	152,874	3,569,608
Kohl's Corp. (b)	216,059	3,320,827
Macy's, Inc. (b)	203,377	3,646,549
Ollie's Bargain Outlet Holdings, Inc. (a)	26,717	3,430,463
Savers Value Village, Inc. (a) (b)	205,509	2,722,994
		31,176,118
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	45,244	$3,421,351
GameStop Corp. Class A (a)	142,212	3,879,544
		7,300,895
CONSUMER STAPLES MERCHANDISE RETAIL — 9.5%
BJ's Wholesale Club Holdings, Inc. (a)	35,573	3,317,182
Costco Wholesale Corp.	3,649	3,377,624
Dollar General Corp.	32,553	3,364,353
Dollar Tree, Inc. (a)	35,052	3,307,857
PriceSmart, Inc. (b)	31,213	3,782,703
Target Corp.	38,166	3,423,490
Walmart, Inc.	34,525	3,558,147
		24,131,356
DRUG RETAIL — 0.5%
Guardian Pharmacy Services, Inc. Class A (a) (b)	51,565	1,352,550
FOOD RETAIL — 10.9%
Albertsons Cos., Inc. Class A (b)	186,826	3,271,323
Casey's General Stores, Inc.	6,438	3,639,530
Grocery Outlet Holding Corp. (a) (b)	197,351	3,167,484
Ingles Markets, Inc. Class A (b)	38,329	2,666,165
Kroger Co.	51,702	3,485,232
Maplebear, Inc. (a) (b)	73,752	2,711,123
Natural Grocers by Vitamin Cottage, Inc. (b)	64,363	2,574,520
Sprouts Farmers Market, Inc. (a)	25,852	2,812,698
Weis Markets, Inc. (b)	46,110	3,313,926
		27,642,001
OTHER SPECIALTY RETAIL — 22.5%
Academy Sports & Outdoors, Inc. (b)	71,894	3,596,138
Bath & Body Works, Inc.	123,059	3,170,000
Build-A-Bear Workshop, Inc. (b)	47,561	3,101,453
Chewy, Inc. Class A (a)	98,714	3,992,981
Dick's Sporting Goods, Inc.	15,260	3,391,077
Five Below, Inc. (a)	23,729	3,670,876
MarineMax, Inc. (a) (b)	103,224	2,614,664
National Vision Holdings, Inc. (a) (b)	153,206	4,472,083
ODP Corp. (a)	157,241	4,379,162
Sally Beauty Holdings, Inc. (a) (b)	236,887	3,856,520
Signet Jewelers Ltd. (b)	37,864	3,631,915
Tractor Supply Co.	59,286	3,371,595
Ulta Beauty, Inc. (a)	6,724	3,676,347
Upbound Group, Inc.	137,678	3,253,331
Warby Parker, Inc. Class A (a)	128,296	3,538,404

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Winmark Corp.	6,992	$3,480,408
		57,196,954
TOTAL COMMON STOCKS (Cost $289,513,795)		254,003,505
SHORT-TERM INVESTMENTS — 11.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	433,185	433,185
State Street Navigator Securities Lending Portfolio II (e) (f)	28,232,502	28,232,502
TOTAL SHORT-TERM INVESTMENTS (Cost $28,665,687)		28,665,687
TOTAL INVESTMENTS — 111.2% (Cost $318,179,482)		282,669,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(28,401,638)
NET ASSETS — 100.0%		$254,267,554

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$254,003,505	$—	$—	$254,003,505
Short-Term Investments	28,665,687	—	—	28,665,687
TOTAL INVESTMENTS	$282,669,192	$—	$—	$282,669,192

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,343	$142,343	$3,294,108	$3,003,266	$—	$—	433,185	$433,185	$3,376
State Street Navigator Securities Lending Portfolio II	22,092,851	22,092,851	152,696,964	146,557,313	—	—	28,232,502	28,232,502	22,413
Total		$22,235,194	$155,991,072	$149,560,579	$—	$—		$28,665,687	$25,789
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	257,763	$41,703,476
Allegro MicroSystems, Inc. (a) (b)	1,348,008	39,361,834
Alpha & Omega Semiconductor Ltd. (a) (b)	301,085	8,418,337
Ambarella, Inc. (a)	492,775	40,663,793
Analog Devices, Inc.	166,378	40,879,075
Astera Labs, Inc. (a)	178,573	34,964,593
Broadcom, Inc.	111,286	36,714,364
CEVA, Inc. (a) (b)	331,191	8,746,754
Cirrus Logic, Inc. (a)	365,061	45,738,493
Credo Technology Group Holding Ltd. (a)	250,806	36,519,862
Diodes, Inc. (a)	661,090	35,176,599
First Solar, Inc. (a)	201,843	44,512,437
Impinj, Inc. (a) (b)	216,467	39,126,410
indie Semiconductor, Inc. Class A (a) (b)	4,932,635	20,075,824
Intel Corp. (a)	1,660,360	55,705,078
Lattice Semiconductor Corp. (a) (b)	621,530	45,570,580
MACOM Technology Solutions Holdings, Inc. (a)	312,297	38,877,854
Marvell Technology, Inc.	612,979	51,533,145
MaxLinear, Inc. (a)	1,517,052	24,394,196
Microchip Technology, Inc.	635,240	40,795,113
Micron Technology, Inc.	293,799	49,158,449
Monolithic Power Systems, Inc.	48,088	44,271,736
Navitas Semiconductor Corp. (a)	4,156,302	30,008,500
NVE Corp. (b)	95,348	6,223,364
NVIDIA Corp.	231,915	43,270,701
NXP Semiconductors NV	187,517	42,703,246
ON Semiconductor Corp. (a)	854,512	42,135,987
Penguin Solutions, Inc. (a)	979,492	25,741,050
Power Integrations, Inc.	807,012	32,449,952
Qorvo, Inc. (a)	461,111	41,997,990
QUALCOMM, Inc.	258,767	43,048,478
Rambus, Inc. (a)	533,321	55,572,048
Security Description	Shares	Value
Rigetti Computing, Inc. (a) (b)	2,540,312	$75,675,894
Semtech Corp. (a) (b)	666,352	47,610,850
Silicon Laboratories, Inc. (a)	311,045	40,787,331
SiTime Corp. (a) (b)	167,495	50,467,918
Skyworks Solutions, Inc.	558,823	43,018,195
Synaptics, Inc. (a)	521,879	35,665,211
Texas Instruments, Inc.	223,514	41,066,227
Universal Display Corp.	299,881	43,071,908
TOTAL COMMON STOCKS (Cost $1,298,827,008)		1,563,422,852
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,076,977	1,076,977
State Street Navigator Securities Lending Portfolio II (e) (f)	108,604,596	108,604,596
TOTAL SHORT-TERM INVESTMENTS (Cost $109,681,573)		109,681,573
TOTAL INVESTMENTS — 107.0% (Cost $1,408,508,581)		1,673,104,425
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(108,783,385)
NET ASSETS — 100.0%		$1,564,321,040

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,563,422,852	$—	$—	$1,563,422,852
Short-Term Investments	109,681,573	—	—	109,681,573
TOTAL INVESTMENTS	$1,673,104,425	$—	$—	$1,673,104,425

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,604,043	$1,604,043	$2,064,683	$2,591,749	$—	$—	1,076,977	$1,076,977	$17,299
State Street Navigator Securities Lending Portfolio II	81,169,491	81,169,491	277,864,511	250,429,406	—	—	108,604,596	108,604,596	88,947
Total		$82,773,534	$279,929,194	$253,021,155	$—	$—		$109,681,573	$106,246
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 70.8%
ACI Worldwide, Inc. (a)	68,062	$3,591,632
Adobe, Inc. (a)	9,736	3,434,374
Agilysys, Inc. (a) (b)	31,523	3,317,796
Alarm.com Holdings, Inc. (a)	61,739	3,277,106
Alkami Technology, Inc. (a) (b)	135,340	3,361,846
Amplitude, Inc. Class A (a)	304,667	3,266,030
Appfolio, Inc. Class A (a)	12,320	3,396,131
AppLovin Corp. Class A (a)	6,012	4,319,862
Asana, Inc. Class A (a) (b)	256,719	3,429,766
Atlassian Corp. Class A (a)	19,558	3,123,413
Aurora Innovation, Inc. (a) (b)	626,696	3,377,891
Autodesk, Inc. (a)	10,528	3,344,430
AvePoint, Inc. (a)	216,459	3,249,050
Bentley Systems, Inc. Class B (b)	64,753	3,333,484
Bill Holdings, Inc. (a) (b)	64,410	3,411,798
Blackbaud, Inc. (a)	49,712	3,196,979
BlackLine, Inc. (a) (b)	63,534	3,373,655
Blend Labs, Inc. Class A (a)	825,479	3,012,998
Box, Inc. Class A (a)	104,257	3,364,373
Braze, Inc. Class A (a)	113,339	3,223,361
C3.ai, Inc. Class A (a) (b)	218,400	3,787,056
Cadence Design Systems, Inc. (a)	10,070	3,537,188
CCC Intelligent Solutions Holdings, Inc. (a) (b)	355,128	3,235,216
Cerence, Inc. (a) (b)	366,583	4,567,624
Cipher Mining, Inc. (a) (b)	332,607	4,187,522
Circle Internet Group, Inc. (a)	29,987	3,975,676
Cleanspark, Inc. (a) (b)	339,903	4,928,593
Clear Secure, Inc. Class A	93,944	3,135,851
Clearwater Analytics Holdings, Inc. Class A (a)	169,445	3,053,399
Confluent, Inc. Class A (a)	170,376	3,373,445
Consensus Cloud Solutions, Inc. (a) (b)	77,788	2,284,634
Core Scientific, Inc. (a)	213,210	3,824,987
Daily Journal Corp. (a) (b)	7,103	3,303,889
Datadog, Inc. Class A (a)	24,504	3,489,370
Digital Turbine, Inc. (a) (b)	769,578	4,925,299
Docusign, Inc. (a)	43,253	3,118,109
Domo, Inc. Class B (a) (b)	218,680	3,463,891
Dropbox, Inc. Class A (a)	111,014	3,353,733
D-Wave Quantum, Inc. (a) (b)	212,545	5,251,987
Dynatrace, Inc. (a)	71,533	3,465,774
Elastic NV (a)	37,910	3,203,016
Fair Isaac Corp. (a)	2,228	3,334,269
Five9, Inc. (a) (b)	134,858	3,263,564
Freshworks, Inc. Class A (a)	262,249	3,086,671
Guidewire Software, Inc. (a)	13,473	3,096,904
HubSpot, Inc. (a)	6,970	3,260,566
Hut 8 Corp. (a) (b)	110,153	3,834,426
I3 Verticals, Inc. Class A (a) (b)	113,000	3,667,980
Security Description	Shares	Value
Informatica, Inc. Class A (a)	137,524	$3,416,096
Intapp, Inc. (a)	76,611	3,133,390
InterDigital, Inc. (b)	11,431	3,946,324
Intuit, Inc.	5,195	3,547,717
Jamf Holding Corp. (a)	348,592	3,729,934
Klaviyo, Inc. Class A (a)	109,375	3,028,594
LiveRamp Holdings, Inc. (a)	128,408	3,484,993
Manhattan Associates, Inc. (a)	16,058	3,291,569
MARA Holdings, Inc. (a) (b)	214,958	3,925,133
Meridianlink, Inc. (a)	171,318	3,414,368
Mitek Systems, Inc. (a) (b)	252,699	2,468,869
nCino, Inc. (a) (b)	113,717	3,082,868
NCR Voyix Corp. (a) (b)	272,738	3,422,862
NextNav, Inc. (a) (b)	206,620	2,954,666
Nutanix, Inc. Class A (a)	44,190	3,287,294
PagerDuty, Inc. (a)	213,879	3,533,281
Palantir Technologies, Inc. Class A (a)	20,446	3,729,759
PAR Technology Corp. (a) (b)	74,715	2,957,220
Pegasystems, Inc. (b)	60,394	3,472,655
Pivotal Software, Inc. (a) (c)	91,219	—
Porch Group, Inc. (a) (b)	188,043	3,155,362
Procore Technologies, Inc. (a)	49,828	3,633,458
PROS Holdings, Inc. (a) (b)	225,478	5,165,701
PTC, Inc. (a)	16,671	3,384,546
Q2 Holdings, Inc. (a)	41,520	3,005,633
Red Violet, Inc.	56,879	2,971,928
RingCentral, Inc. Class A (a)	111,303	3,154,327
Riot Platforms, Inc. (a) (b)	207,880	3,955,956
Roper Technologies, Inc.	6,642	3,312,299
SailPoint, Inc. (a) (b)	172,097	3,799,902
Salesforce, Inc.	14,055	3,331,035
Samsara, Inc. Class A (a)	87,980	3,277,255
SEMrush Holdings, Inc. Class A (a) (b)	462,582	3,275,081
ServiceTitan, Inc. Class A (a) (b)	29,786	3,003,322
SoundHound AI, Inc. Class A (a) (b)	242,650	3,901,812
Sprinklr, Inc. Class A (a) (b)	442,183	3,413,653
Sprout Social, Inc. Class A (a)	245,799	3,175,723
SPS Commerce, Inc. (a)	30,883	3,216,156
Strategy, Inc. Class A (a) (b)	10,443	3,364,839
Synopsys, Inc. (a)	8,791	4,337,391
Terawulf, Inc. (a) (b)	323,150	3,690,373
TON Strategy Co. (a)	31,224	219,817
Tyler Technologies, Inc. (a)	6,245	3,267,134
Unity Software, Inc. (a)	79,101	3,167,204
Verint Systems, Inc. (a)	167,694	3,395,803
Vertex, Inc. Class A (a) (b)	142,825	3,540,632
Weave Communications, Inc. (a)	449,766	3,004,437
Workday, Inc. Class A (a)	15,053	3,623,709
Workiva, Inc. (a)	45,084	3,880,831
Yext, Inc. (a)	402,031	3,425,304
Zeta Global Holdings Corp. Class A (a) (b)	180,765	3,591,801

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Zoom Communications, Inc. (a)	40,698	$3,357,585
		340,244,215
INTERACTIVE HOME ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	20,022	4,038,437
ROBLOX Corp. Class A (a)	25,665	3,555,116
Take-Two Interactive Software, Inc. (a)	13,970	3,609,289
		11,202,842
IT CONSULTING & OTHER SERVICES — 8.0%
Accenture PLC Class A	14,024	3,458,318
ASGN, Inc. (a)	67,032	3,173,965
BigBear.ai Holdings, Inc. (a) (b)	720,768	4,699,407
Cognizant Technology Solutions Corp. Class A	49,295	3,306,216
DXC Technology Co. (a)	239,749	3,267,779
EPAM Systems, Inc. (a)	22,268	3,357,792
Gartner, Inc. (a)	14,657	3,852,886
Grid Dynamics Holdings, Inc. (a)	454,564	3,504,688
Hackett Group, Inc. (b)	166,710	3,169,157
International Business Machines Corp.	13,272	3,744,828
Kyndryl Holdings, Inc. (a) (b)	105,223	3,159,847
		38,694,883
SYSTEMS SOFTWARE — 18.8%
A10 Networks, Inc. (b)	195,708	3,552,100
Adeia, Inc.	225,627	3,790,534
Appian Corp. Class A (a)	109,868	3,358,665
Commvault Systems, Inc. (a)	19,322	3,647,607
Crowdstrike Holdings, Inc. Class A (a)	8,024	3,934,809
Dolby Laboratories, Inc. Class A	48,058	3,477,957
Fortinet, Inc. (a)	42,895	3,606,612
Gen Digital, Inc.	116,555	3,308,996
Gitlab, Inc. Class A (a) (b)	69,561	3,135,810
Microsoft Corp.	6,813	3,528,793
N-able, Inc. (a)	415,760	3,242,928
OneSpan, Inc. (b)	226,076	3,592,348
Onestream, Inc. (a) (b)	179,244	3,303,467
Oracle Corp.	10,384	2,920,396
Palo Alto Networks, Inc. (a)	17,277	3,517,943
Progress Software Corp. (a) (b)	80,425	3,533,070
Qualys, Inc. (a)	25,920	3,429,994
Rapid7, Inc. (a)	175,102	3,283,163
Rubrik, Inc. Class A (a)	42,235	3,473,829
Security Description	Shares	Value
SentinelOne, Inc. Class A (a) (b)	191,100	$3,365,271
ServiceNow, Inc. (a)	3,691	3,396,753
Tenable Holdings, Inc. (a)	113,869	3,320,420
Teradata Corp. (a)	162,035	3,485,373
UiPath, Inc. Class A (a)	293,646	3,928,983
Varonis Systems, Inc. (a)	60,533	3,478,832
Zscaler, Inc. (a)	12,228	3,664,242
		90,278,895
TOTAL COMMON STOCKS (Cost $470,718,699)		480,420,835
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	331,181	331,181
State Street Navigator Securities Lending Portfolio II (f) (g)	45,227,149	45,227,149
TOTAL SHORT-TERM INVESTMENTS (Cost $45,558,330)		45,558,330
TOTAL INVESTMENTS — 109.4% (Cost $516,277,029)		525,979,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(45,322,638)
NET ASSETS — 100.0%		$480,656,527

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$480,420,835	$—	$0(a)	$480,420,835
Short-Term Investments	45,558,330	—	—	45,558,330
TOTAL INVESTMENTS	$525,979,165	$—	$0	$525,979,165
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	186,357	$186,357	$3,236,128	$3,091,304	$—	$—	331,181	$331,181	$3,342
State Street Navigator Securities Lending Portfolio II	48,058,499	48,058,499	47,446,224	50,277,574	—	—	45,227,149	45,227,149	49,996
Total		$48,244,856	$50,682,352	$53,368,878	$—	$—		$45,558,330	$53,338
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 20.7%
Anterix, Inc. (a)	44,541	$956,295
AST SpaceMobile, Inc. (a) (b)	141,292	6,934,611
Bandwidth, Inc. Class A (a)	51,330	855,671
Cogent Communications Holdings, Inc. (b)	150,417	5,768,492
Globalstar, Inc. (a) (b)	105,847	3,851,772
Iridium Communications, Inc. (b)	295,643	5,161,927
Liberty Global Ltd. Class C (a)	204,423	2,401,970
Liberty Latin America Ltd. Class C (a)	256,270	2,162,919
Lumen Technologies, Inc. (a)	864,780	5,292,454
		33,386,111
COMMUNICATIONS EQUIPMENT — 54.2%
ADTRAN Holdings, Inc. (a)	169,864	1,593,324
Applied Optoelectronics, Inc. (a) (b)	180,622	4,683,528
Arista Networks, Inc. (a)	35,229	5,133,218
Calix, Inc. (a)	84,282	5,172,386
Ciena Corp. (a)	40,889	5,956,301
Cisco Systems, Inc.	77,936	5,332,381
Clearfield, Inc. (a) (b)	36,175	1,243,697
CommScope Holding Co., Inc. (a)	327,358	5,067,502
Digi International, Inc. (a)	35,640	1,299,434
Extreme Networks, Inc. (a)	209,948	4,335,426
F5, Inc. (a)	16,254	5,253,130
Harmonic, Inc. (a)	211,930	2,157,447
Lumentum Holdings, Inc. (a)	32,204	5,239,913
Motorola Solutions, Inc.	11,023	5,040,708
NETGEAR, Inc. (a)	95,349	3,088,354
NetScout Systems, Inc. (a)	127,477	3,292,731
Ondas Holdings, Inc. (a) (b)	954,991	7,372,531
Ubiquiti, Inc. (b)	8,767	5,791,305
Viasat, Inc. (a)	182,215	5,338,900
Viavi Solutions, Inc. (a)	376,473	4,777,442
		87,169,658
INTEGRATED TELECOMMUNICATION SERVICES — 15.2%
AT&T, Inc.	181,841	5,135,190
Frontier Communications Parent, Inc. (a)	142,162	5,309,751
GCI Liberty, Inc. Class C (a)	80,619	3,004,670
IDT Corp. Class B	40,834	2,136,027
Security Description	Shares	Value
Shenandoah Telecommunications Co.	68,512	$919,431
Uniti Group, Inc.	426,912	2,612,701
Verizon Communications, Inc.	122,091	5,365,899
		24,483,669
WIRELESS TELECOMMUNICATION SERVICES — 9.8%
Array Digital Infrastructure, Inc. (b)	53,305	2,665,783
Gogo, Inc. (a) (b)	284,441	2,443,348
Telephone & Data Systems, Inc.	137,203	5,383,846
T-Mobile U.S., Inc.	22,089	5,287,665
		15,780,642
TOTAL COMMON STOCKS (Cost $143,299,505)		160,820,080
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	140,895	140,895
State Street Navigator Securities Lending Portfolio II (e) (f)	14,078,243	14,078,243
TOTAL SHORT-TERM INVESTMENTS (Cost $14,219,138)		14,219,138
TOTAL INVESTMENTS — 108.8% (Cost $157,518,643)		175,039,218
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(14,101,709)
NET ASSETS — 100.0%		$160,937,509

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$160,820,080	$—	$—	$160,820,080
Short-Term Investments	14,219,138	—	—	14,219,138
TOTAL INVESTMENTS	$175,039,218	$—	$—	$175,039,218

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,069	$108,069	$7,588,001	$7,555,175	$—	$—	140,895	$140,895	$3,007
State Street Navigator Securities Lending Portfolio II	10,345,873	10,345,873	28,626,535	24,894,165	—	—	14,078,243	14,078,243	6,715
Total		$10,453,942	$36,214,536	$32,449,340	$—	$—		$14,219,138	$9,722
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 17.1%
CH Robinson Worldwide, Inc.	28,916	$3,828,478
Expeditors International of Washington, Inc.	30,417	3,728,820
FedEx Corp.	16,353	3,856,201
Forward Air Corp. (a) (b)	70,955	1,819,286
GXO Logistics, Inc. (a) (b)	73,303	3,876,996
Hub Group, Inc. Class A	97,075	3,343,263
United Parcel Service, Inc. Class B	44,017	3,676,740
		24,129,784
AIRLINES — 24.0%
Alaska Air Group, Inc. (a) (b)	58,911	2,932,589
Allegiant Travel Co. (a) (b)	43,012	2,613,839
American Airlines Group, Inc. (a) (b)	287,893	3,235,917
Delta Air Lines, Inc.	60,120	3,411,810
Frontier Group Holdings, Inc. (a) (b)	257,881	1,138,545
JetBlue Airways Corp. (a) (b)	726,532	3,574,537
Joby Aviation, Inc. (a) (b)	278,340	4,492,408
SkyWest, Inc. (a)	34,130	3,434,161
Southwest Airlines Co. (b)	118,637	3,785,707
Sun Country Airlines Holdings, Inc. (a)	158,239	1,868,803
United Airlines Holdings, Inc. (a)	34,330	3,312,845
		33,801,161
CARGO GROUND TRANSPORTATION — 32.1%
ArcBest Corp. (b)	52,211	3,647,983
Covenant Logistics Group, Inc.	23,573	510,591
Heartland Express, Inc. (b)	114,474	959,292
JB Hunt Transport Services, Inc.	26,952	3,616,150
Knight-Swift Transportation Holdings, Inc.	88,614	3,501,139
Landstar System, Inc.	28,448	3,486,587
Marten Transport Ltd.	122,905	1,310,167
Old Dominion Freight Line, Inc.	25,226	3,551,316
RXO, Inc. (a) (b)	220,741	3,394,997
Ryder System, Inc.	19,794	3,733,940
Saia, Inc. (a)	12,006	3,594,116
Schneider National, Inc. Class B	154,750	3,274,510
U-Haul Holding Co.	67,888	3,455,499
Werner Enterprises, Inc. (b)	133,193	3,505,640
XPO, Inc. (a) (b)	28,327	3,661,831
		45,203,758
MARINE — 6.4%
Genco Shipping & Trading Ltd. (b)	113,460	2,019,588
Security Description	Shares	Value
Kirby Corp. (a)	42,428	$3,540,617
Matson, Inc.	35,819	3,531,395
		9,091,600
PASSENGER GROUND TRANSPORTATION — 10.3%
Avis Budget Group, Inc. (a) (b)	23,692	3,804,343
Hertz Global Holdings, Inc. (a) (b)	390,189	2,653,285
Lyft, Inc. Class A (a)	194,662	4,284,510
Uber Technologies, Inc. (a)	39,176	3,838,073
		14,580,211
RAILROADS — 10.0%
CSX Corp.	115,157	4,089,225
FTAI Infrastructure, Inc. (b)	419,163	1,827,551
Norfolk Southern Corp.	13,551	4,070,856
Union Pacific Corp.	17,151	4,053,982
		14,041,614
TOTAL COMMON STOCKS (Cost $168,417,388)		140,848,128
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	166,136	166,136
State Street Navigator Securities Lending Portfolio II (e) (f)	12,628,010	12,628,010
TOTAL SHORT-TERM INVESTMENTS (Cost $12,794,146)		12,794,146
TOTAL INVESTMENTS — 109.0% (Cost $181,211,534)		153,642,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(12,710,667)
NET ASSETS — 100.0%		$140,931,607

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$140,848,128	$—	$—	$140,848,128
Short-Term Investments	12,794,146	—	—	12,794,146
TOTAL INVESTMENTS	$153,642,274	$—	$—	$153,642,274

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	163,033	$163,033	$912,003	$908,900	$—	$—	166,136	$166,136	$1,653
State Street Navigator Securities Lending Portfolio II	9,628,049	9,628,049	43,681,519	40,681,558	—	—	12,628,010	12,628,010	6,997
Total		$9,791,082	$44,593,522	$41,590,458	$—	$—		$12,794,146	$8,650
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Boeing Co. (a)	6,020	$1,299,297
Howmet Aerospace, Inc.	3,292	645,989
Northrop Grumman Corp.	1,056	643,442
Textron, Inc.	1,503	126,988
		2,715,716
AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp.	1,994	470,205
AIRLINES — 0.0% *
Delta Air Lines, Inc.	1,643	93,240
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	5,425	467,744
AUTOMOBILES — 0.0% *
Rivian Automotive, Inc. Class A (a) (b)	9,434	138,491
BANKS — 6.1%
Bank of America Corp.	68,010	3,508,636
Citigroup, Inc.	16,065	1,630,598
JPMorgan Chase & Co.	27,737	8,749,082
M&T Bank Corp.	1,570	310,263
Regions Financial Corp.	8,044	212,120
Wells Fargo & Co.	30,968	2,595,738
		17,006,437
BEVERAGES — 0.6%
PepsiCo, Inc.	11,143	1,564,923
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	16,163	3,742,381
Alnylam Pharmaceuticals, Inc. (a)	1,124	512,544
Biogen, Inc. (a)	1,424	199,474
Gilead Sciences, Inc.	10,445	1,159,395
Neurocrine Biosciences, Inc. (a)	861	120,867
Vertex Pharmaceuticals, Inc. (a)	2,142	838,893
		6,573,554
BROADLINE RETAIL — 0.8%
eBay, Inc.	10,956	996,448
MercadoLibre, Inc. (a)	537	1,254,937
		2,251,385
BUILDING PRODUCTS — 0.5%
Johnson Controls International PLC	5,491	603,736
Owens Corning	772	109,207
Trane Technologies PLC	1,545	651,928
		1,364,871
CAPITAL MARKETS — 2.7%
Bank of New York Mellon Corp.	6,072	661,605
Charles Schwab Corp.	18,268	1,744,046
CME Group, Inc.	3,111	840,561
FactSet Research Systems, Inc.	384	110,012
LPL Financial Holdings, Inc.	741	246,524
Morgan Stanley	10,086	1,603,271
Nasdaq, Inc.	3,707	327,884
Security Description	Shares	Value
S&P Global, Inc.	2,958	$1,439,688
State Street Corp. (c)	2,722	315,779
T. Rowe Price Group, Inc.	2,150	220,676
		7,510,046
CHEMICALS — 1.3%
Dow, Inc.	6,381	146,316
DuPont de Nemours, Inc.	3,201	249,358
Ecolab, Inc.	2,646	724,633
Linde PLC	4,890	2,322,750
LyondellBasell Industries NV Class A	1,815	89,008
		3,532,065
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Copart, Inc. (a)	8,049	361,963
Veralto Corp.	3,348	356,930
Waste Connections, Inc.	2,557	449,521
		1,168,414
CONSUMER FINANCE — 0.7%
American Express Co.	5,461	1,813,926
Synchrony Financial	3,403	241,783
		2,055,709
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.5%
Costco Wholesale Corp.	3,913	3,621,990
Target Corp.	4,722	423,564
		4,045,554
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	554	89,842
Ball Corp.	2,843	143,344
Packaging Corp. of America	681	148,410
Smurfit WestRock PLC	4,356	185,435
		567,031
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,869	259,043
DIVERSIFIED REITs — 0.1%
WP Carey, Inc. REIT	2,226	150,411
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	175,964	4,969,224
Verizon Communications, Inc.	139,153	6,115,774
		11,084,998
ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	5,980	672,750
Duke Energy Corp.	5,983	740,396
Edison International	2,936	162,302
Entergy Corp.	4,134	385,247
Evergy, Inc.	2,032	154,473
Exelon Corp.	10,240	460,902
PG&E Corp.	21,106	318,279
PPL Corp.	7,387	274,501
Southern Co.	8,118	769,343
Xcel Energy, Inc.	5,190	418,574
		4,356,767

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	5,158	$1,930,382
Emerson Electric Co.	4,363	572,338
Rockwell Automation, Inc.	1,173	409,999
		2,912,719
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Keysight Technologies, Inc. (a)	6,643	1,161,994
TE Connectivity PLC	12,735	2,795,714
		3,957,708
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	8,388	408,663
Halliburton Co.	4,989	122,730
		531,393
ENTERTAINMENT — 3.7%
Electronic Arts, Inc.	4,767	961,504
Walt Disney Co.	69,693	7,979,849
Warner Bros Discovery, Inc. (a)	68,559	1,338,957
		10,280,310
FINANCIAL SERVICES — 2.0%
Block, Inc. (a)	4,936	356,725
PayPal Holdings, Inc. (a)	7,841	525,818
Visa, Inc. Class A	13,314	4,545,133
		5,427,676
FOOD PRODUCTS — 0.2%
Hershey Co.	1,302	243,539
Hormel Foods Corp.	3,051	75,482
J.M. Smucker Co.	936	101,650
Tyson Foods, Inc. Class A	2,565	139,279
		559,950
GROUND TRANSPORTATION — 1.5%
Norfolk Southern Corp.	1,868	561,166
Uber Technologies, Inc. (a)	23,359	2,288,481
Union Pacific Corp.	5,108	1,207,378
		4,057,025
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	15,312	2,050,889
Becton Dickinson & Co.	2,408	450,705
Medtronic PLC	12,034	1,146,118
STERIS PLC	849	210,077
		3,857,789
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	2,212	347,196
Centene Corp. (a)	4,838	172,620
Cigna Group	2,325	670,181
CVS Health Corp.	10,573	797,098
Labcorp Holdings, Inc.	738	211,850
McKesson Corp.	1,113	859,837
		3,058,782
Security Description	Shares	Value
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	758	$63,172
Healthpeak Properties, Inc. REIT	8,336	159,634
Ventas, Inc. REIT	4,883	341,761
		564,567
HOTELS, RESTAURANTS & LEISURE — 4.1%
Booking Holdings, Inc.	524	2,829,217
Carnival Corp. (a)	19,028	550,099
Chipotle Mexican Grill, Inc. (a)	28,697	1,124,635
Domino's Pizza, Inc.	470	202,904
Expedia Group, Inc.	2,006	428,783
Flutter Entertainment PLC (a)	4,606	1,169,924
Hilton Worldwide Holdings, Inc.	3,318	860,822
Las Vegas Sands Corp.	5,829	313,542
Marriott International, Inc. Class A	3,989	1,038,895
Royal Caribbean Cruises Ltd.	4,751	1,537,329
Starbucks Corp.	14,636	1,238,206
		11,294,356
HOUSEHOLD DURABLES — 0.1%
NVR, Inc. (a)	37	297,282
HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	1,267	156,221
Colgate-Palmolive Co.	7,080	565,975
Kimberly-Clark Corp.	2,922	363,322
Procter & Gamble Co.	20,583	3,162,578
		4,248,096
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	5,566	863,732
Honeywell International, Inc.	5,690	1,197,745
		2,061,477
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	9,454	1,082,672
INSURANCE — 2.0%
Allstate Corp.	2,448	525,463
American International Group, Inc.	5,135	403,303
Aon PLC Class A	2,091	745,609
Everest Group Ltd.	378	132,387
Hartford Insurance Group, Inc.	2,869	382,696
Marsh & McLennan Cos., Inc.	4,656	938,324
Principal Financial Group, Inc.	2,267	187,957
Progressive Corp.	6,240	1,540,968
Prudential Financial, Inc.	3,580	371,389
Willis Towers Watson PLC	1,007	347,868
		5,575,964
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	15,926	512,339
IT SERVICES — 3.5%
Accenture PLC Class A	31,506	7,769,379
Akamai Technologies, Inc. (a)	6,685	506,456
Gartner, Inc. (a)	2,749	722,630

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Twilio, Inc. Class A (a)	6,962	$696,826
		9,695,291
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Thermo Fisher Scientific, Inc.	3,154	1,529,753
West Pharmaceutical Services, Inc.	608	159,497
		1,689,250
MACHINERY — 2.4%
Caterpillar, Inc.	4,397	2,098,028
Cummins, Inc.	1,361	574,846
Deere & Co.	1,936	885,255
Fortive Corp.	3,260	159,707
Graco, Inc.	1,680	142,733
Otis Worldwide Corp.	3,990	364,806
PACCAR, Inc.	5,028	494,353
Parker-Hannifin Corp.	1,577	1,195,603
Westinghouse Air Brake Technologies Corp.	1,491	298,901
Xylem, Inc.	2,155	317,862
		6,532,094
MEDIA — 0.6%
Charter Communications, Inc. Class A (a)	1,967	541,132
News Corp. Class A	14,919	458,162
Omnicom Group, Inc.	4,425	360,770
Trade Desk, Inc. Class A (a)	8,366	410,018
		1,770,082
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	11,904	466,875
Newmont Corp.	10,134	854,397
		1,321,272
MULTI-UTILITIES — 0.6%
Ameren Corp.	2,400	250,512
CenterPoint Energy, Inc.	8,067	312,999
CMS Energy Corp.	2,226	163,077
Consolidated Edison, Inc.	3,742	376,146
DTE Energy Co.	1,965	277,910
Public Service Enterprise Group, Inc.	4,861	405,699
		1,786,343
OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron Corp.	23,490	3,647,762
ConocoPhillips	11,720	1,108,595
Diamondback Energy, Inc.	1,417	202,773
EQT Corp.	5,125	278,954
Marathon Petroleum Corp.	1,717	330,934
Occidental Petroleum Corp.	7,036	332,451
ONEOK, Inc.	4,157	303,336
Phillips 66 Co.	2,206	300,060
Texas Pacific Land Corp.	170	158,719
Valero Energy Corp.	2,211	376,445
Williams Cos., Inc.	9,107	576,928
		7,616,957
Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,200	$193,864
Kenvue, Inc.	18,511	300,434
		494,298
PHARMACEUTICALS — 3.8%
Eli Lilly & Co.	7,256	5,536,328
Johnson & Johnson	23,511	4,359,410
Zoetis, Inc.	4,107	600,936
		10,496,674
PROFESSIONAL SERVICES — 0.6%
Broadridge Financial Solutions, Inc.	1,319	314,146
Equifax, Inc.	1,002	257,043
Jacobs Solutions, Inc.	1,216	182,230
Leidos Holdings, Inc.	1,331	251,506
Paychex, Inc.	3,854	488,533
TransUnion	2,025	169,654
		1,663,112
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	2,012	169,752
Zillow Group, Inc. Class C (a)	1,590	122,510
		292,262
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,316	110,257
AvalonBay Communities, Inc. REIT	1,187	229,293
Equity Residential REIT	1,829	118,391
Essex Property Trust, Inc. REIT	710	190,039
Mid-America Apartment Communities, Inc. REIT	1,170	163,484
		811,464
RETAIL REITs — 0.0% *
Kimco Realty Corp. REIT	5,272	115,193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.5%
Advanced Micro Devices, Inc. (a)	64,112	10,372,681
Analog Devices, Inc.	18,903	4,644,467
Micron Technology, Inc.	41,803	6,994,478
NVIDIA Corp.	67,126	12,524,369
		34,535,995
SOFTWARE — 15.5%
Adobe, Inc. (a)	16,600	5,855,650
Atlassian Corp. Class A (a)	6,400	1,022,080
Autodesk, Inc. (a)	7,841	2,490,850
Fortinet, Inc. (a)	28,420	2,389,554
Gen Digital, Inc.	18,896	536,457
HubSpot, Inc. (a)	1,887	882,739
Intuit, Inc.	12,563	8,579,398
Microsoft Corp.	23,385	12,112,261
ServiceNow, Inc. (a)	8,892	8,183,130
Tyler Technologies, Inc. (a)	1,694	886,233
		42,938,352

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 1.0%
Digital Realty Trust, Inc. REIT	3,963	$685,124
Equinix, Inc. REIT	1,054	825,535
Gaming & Leisure Properties, Inc. REIT	2,329	108,555
Iron Mountain, Inc. REIT	2,477	252,505
Public Storage REIT	1,534	443,096
VICI Properties, Inc. REIT	10,689	348,568
		2,663,383
SPECIALTY RETAIL — 4.1%
AutoZone, Inc. (a)	265	1,136,914
Best Buy Co., Inc.	2,815	212,870
Burlington Stores, Inc. (a)	1,651	420,179
Dick's Sporting Goods, Inc.	616	136,887
Lowe's Cos., Inc.	8,005	2,011,737
Ross Stores, Inc.	8,681	1,322,898
TJX Cos., Inc.	28,705	4,149,021
Tractor Supply Co.	14,268	811,421
Ulta Beauty, Inc. (a)	1,094	598,144
Williams-Sonoma, Inc.	3,364	657,494
		11,457,565
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Dell Technologies, Inc. Class C	13,225	1,874,908
Western Digital Corp.	15,011	1,802,221
		3,677,129
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Deckers Outdoor Corp. (a)	2,564	259,913
Lululemon Athletica, Inc. (a)	3,163	562,792
NIKE, Inc. Class B	17,749	1,237,638
Tapestry, Inc.	3,518	398,308
		2,458,651
TOBACCO — 0.9%
Philip Morris International, Inc.	14,964	2,427,161
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,516	340,463
WW Grainger, Inc.	521	496,492
		836,955
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,538	$214,074
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
T-Mobile U.S., Inc.	15,600	3,734,328
TOTAL COMMON STOCKS (Cost $234,516,805)		276,884,594
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	283,339	283,339
State Street Navigator Securities Lending Portfolio II (c) (f)	136,049	136,049
TOTAL SHORT-TERM INVESTMENTS (Cost $419,388)		419,388
TOTAL INVESTMENTS — 100.0% (Cost $234,936,193)		277,303,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(71,731)
NET ASSETS — 100.0%		$277,232,251
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	12/19/2025	$332,434	$336,938	$4,504
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$276,884,594	$—	$—	$276,884,594
Short-Term Investments	419,388	—	—	419,388
TOTAL INVESTMENTS	$277,303,982	$—	$—	$277,303,982
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,504	$—	$—	$4,504
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,504	$—	$—	$4,504

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	2,733	$290,627	$79,052	$81,506	$1,599	$26,007	2,722	$315,779	$2,077
State Street Institutional U.S. Government Money Market Fund, Class G Shares	283,995	283,995	2,059,203	2,059,859	—	—	283,339	283,339	4,042
State Street Navigator Securities Lending Portfolio II	158,283	158,283	3,130,626	3,152,860	—	—	136,049	136,049	68
Total		$732,905	$5,268,881	$5,294,225	$1,599	$26,007		$735,167	$6,187
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.5%
General Dynamics Corp.	34,426	$11,739,266
L3Harris Technologies, Inc.	28,796	8,794,586
Lockheed Martin Corp.	16,055	8,014,817
Northrop Grumman Corp.	16,696	10,173,207
		38,721,876
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	47,911	6,343,416
Expeditors International of Washington, Inc.	49,542	6,073,354
		12,416,770
AUTO COMPONENTS — 0.2%
Gentex Corp.	92,011	2,603,911
BANKS — 0.3%
Commerce Bancshares, Inc.	52,699	3,149,292
BEVERAGES — 1.2%
PepsiCo, Inc.	91,364	12,831,160
CAPITAL MARKETS — 4.5%
CME Group, Inc.	43,550	11,766,774
FactSet Research Systems, Inc.	15,453	4,427,130
Houlihan Lokey, Inc.	28,512	5,854,084
Intercontinental Exchange, Inc.	45,035	7,587,497
Nasdaq, Inc.	107,612	9,518,281
S&P Global, Inc.	13,630	6,633,857
SEI Investments Co.	38,750	3,287,938
		49,075,561
CHEMICALS — 2.7%
Corteva, Inc.	185,081	12,517,028
Linde PLC	31,553	14,987,675
NewMarket Corp.	3,241	2,684,229
		30,188,932
COMMERCIAL SERVICES & SUPPLIES — 2.5%
MSA Safety, Inc.	14,925	2,568,145
Republic Services, Inc.	41,179	9,449,757
Rollins, Inc.	118,168	6,941,188
Waste Management, Inc.	40,699	8,987,560
		27,946,650
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	107,234	7,336,950
Motorola Solutions, Inc.	16,610	7,595,587
		14,932,537
CONSTRUCTION MATERIALS — 1.5%
Vulcan Materials Co.	51,726	15,911,952
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Casey's General Stores, Inc.	15,047	8,506,370
Costco Wholesale Corp.	8,394	7,769,738
Walmart, Inc.	123,139	12,690,706
		28,966,814
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	585,474	$4,789,177
AptarGroup, Inc.	26,857	3,589,707
Avery Dennison Corp.	31,661	5,134,465
Graphic Packaging Holding Co.	120,395	2,356,130
Packaging Corp. of America	35,838	7,810,175
Silgan Holdings, Inc. (a)	35,511	1,527,328
		25,206,982
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	56,978	4,741,709
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	217,961	6,155,219
Verizon Communications, Inc.	201,980	8,877,021
		15,032,240
ELECTRIC UTILITIES — 2.9%
Duke Energy Corp.	87,271	10,799,786
Southern Co.	103,076	9,768,512
Xcel Energy, Inc.	143,464	11,570,372
		32,138,670
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	38,712	7,277,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Amphenol Corp. Class A	96,128	11,895,840
CDW Corp.	29,564	4,708,954
Corning, Inc.	115,230	9,452,317
Ralliant Corp.	24,960	1,091,500
TE Connectivity PLC	35,811	7,861,589
		35,010,200
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	45,960	9,270,132
FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (b)	21,081	10,598,262
Jack Henry & Associates, Inc.	29,472	4,389,265
Visa, Inc. Class A	21,129	7,213,018
		22,200,545
GAS UTILITIES — 0.3%
National Fuel Gas Co.	36,264	3,349,706
GROUND TRANSPORTATION — 0.7%
Landstar System, Inc.	14,257	1,747,338
Union Pacific Corp.	25,355	5,993,161
		7,740,499
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	63,178	8,462,061
Becton Dickinson & Co.	45,651	8,544,498
Boston Scientific Corp. (b)	86,265	8,422,052
		25,428,611
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cencora, Inc.	32,802	10,251,609

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Chemed Corp.	5,841	$2,615,249
UnitedHealth Group, Inc.	16,535	5,709,536
		18,576,394
HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald's Corp.	35,373	10,749,501
Texas Roadhouse, Inc.	26,901	4,469,601
Yum! Brands, Inc.	36,027	5,476,104
		20,695,206
HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	28,000	6,894,160
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	138,276	11,053,784
Procter & Gamble Co.	64,294	9,878,773
		20,932,557
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	29,780	6,268,690
INDUSTRIAL REITs — 0.8%
EastGroup Properties, Inc. REIT	20,885	3,534,995
First Industrial Realty Trust, Inc. REIT	54,859	2,823,593
STAG Industrial, Inc. REIT	77,259	2,726,470
		9,085,058
INSURANCE — 9.9%
Allstate Corp.	40,276	8,645,243
Arthur J Gallagher & Co.	24,928	7,721,199
Assurant, Inc.	20,536	4,448,098
Brown & Brown, Inc.	64,018	6,004,248
Chubb Ltd.	26,822	7,570,509
CNA Financial Corp. (a)	109,572	5,090,715
Hanover Insurance Group, Inc.	14,495	2,632,727
Loews Corp.	71,626	7,190,534
Markel Group, Inc. (b)	4,084	7,805,994
Marsh & McLennan Cos., Inc.	40,790	8,220,409
Old Republic International Corp.	92,834	3,942,660
Progressive Corp.	32,609	8,052,793
RLI Corp.	33,063	2,156,369
Selective Insurance Group, Inc.	24,525	1,988,242
Travelers Cos., Inc.	36,518	10,196,556
W.R. Berkley Corp.	117,839	9,028,824
Willis Towers Watson PLC	25,234	8,717,085
		109,412,205
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A	26,946	6,550,573
IT SERVICES — 2.8%
Accenture PLC Class A	16,313	4,022,786
Akamai Technologies, Inc. (b)	59,951	4,541,888
Amdocs Ltd.	45,306	3,717,357
Cognizant Technology Solutions Corp. Class A	58,281	3,908,907
International Business Machines Corp.	25,820	7,285,371
Security Description	Shares	Value
VeriSign, Inc.	25,491	$7,126,519
		30,602,828
LEISURE PRODUCTS — 0.4%
Hasbro, Inc.	53,243	4,038,482
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Qiagen NV (a)	87,867	3,925,898
MACHINERY — 5.3%
Cummins, Inc.	17,174	7,253,782
Donaldson Co., Inc.	48,267	3,950,654
Dover Corp.	34,281	5,719,099
Fortive Corp.	74,775	3,663,227
Graco, Inc.	68,217	5,795,716
IDEX Corp.	30,706	4,997,709
Illinois Tool Works, Inc.	26,093	6,804,011
Nordson Corp.	21,029	4,772,532
Otis Worldwide Corp.	77,791	7,112,431
PACCAR, Inc.	58,340	5,735,989
Toro Co.	40,516	3,087,319
		58,892,469
MEDIA — 1.0%
Comcast Corp. Class A	131,732	4,139,019
Fox Corp. Class A	102,058	6,435,778
		10,574,797
MULTI-UTILITIES — 5.2%
Ameren Corp.	93,089	9,716,630
CMS Energy Corp.	120,725	8,844,314
Consolidated Edison, Inc.	94,473	9,496,426
DTE Energy Co.	77,522	10,963,936
NiSource, Inc.	190,506	8,248,910
WEC Energy Group, Inc.	87,460	10,022,041
		57,292,257
OFFICE REITs — 0.2%
COPT Defense Properties REIT	91,334	2,654,166
OIL, GAS & CONSUMABLE FUELS — 3.1%
Cheniere Energy, Inc.	21,424	5,034,211
DT Midstream, Inc.	41,036	4,639,530
Expand Energy Corp.	59,563	6,327,973
Exxon Mobil Corp.	40,659	4,584,302
Kinder Morgan, Inc.	266,363	7,540,737
Williams Cos., Inc.	102,957	6,522,326
		34,649,079
PHARMACEUTICALS — 2.6%
Bristol-Myers Squibb Co.	133,300	6,011,830
Johnson & Johnson	78,561	14,566,781
Merck & Co., Inc.	91,463	7,676,489
		28,255,100
PROFESSIONAL SERVICES — 4.2%
Amentum Holdings, Inc. (a) (b)	2,955	70,772
Automatic Data Processing, Inc.	25,449	7,469,281
Booz Allen Hamilton Holding Corp.	50,670	5,064,467

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	28,751	$6,847,626
CACI International, Inc. Class A (b)	9,060	4,518,947
FTI Consulting, Inc. (b)	14,395	2,326,952
Jacobs Solutions, Inc.	49,283	7,385,550
Paychex, Inc.	47,443	6,013,875
Science Applications International Corp.	19,736	1,961,166
Verisk Analytics, Inc.	19,426	4,885,833
		46,544,469
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (b)	57,089	4,816,599
RESIDENTIAL REITs — 5.2%
American Homes 4 Rent Class A REIT	138,794	4,614,900
AvalonBay Communities, Inc. REIT	43,372	8,378,169
Camden Property Trust REIT	42,643	4,553,420
Equity LifeStyle Properties, Inc. REIT	79,190	4,806,833
Equity Residential REIT	136,923	8,863,026
Invitation Homes, Inc. REIT	248,249	7,281,143
Mid-America Apartment Communities, Inc. REIT	48,388	6,761,255
Sun Communities, Inc. REIT	51,164	6,600,156
UDR, Inc. REIT	134,041	4,994,368
		56,853,270
RETAIL REITs — 1.1%
Agree Realty Corp. REIT (a)	42,853	3,044,277
Realty Income Corp. REIT	152,647	9,279,411
		12,323,688
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Analog Devices, Inc.	23,105	5,676,899
Texas Instruments, Inc.	37,332	6,859,008
		12,535,907
SOFTWARE — 3.3%
Check Point Software Technologies Ltd. (b)	28,180	5,830,724
Dolby Laboratories, Inc. Class A	38,647	2,796,883
Intuit, Inc.	8,448	5,769,223
Microsoft Corp.	20,982	10,867,627
Roper Technologies, Inc.	12,123	6,045,619
Tyler Technologies, Inc. (b)	10,218	5,345,649
		36,655,725
SPECIALIZED REITs — 2.3%
Equinix, Inc. REIT	11,292	8,844,346
Security Description	Shares	Value
Public Storage REIT	27,917	$8,063,826
VICI Properties, Inc. REIT	259,740	8,470,121
		25,378,293
SPECIALTY RETAIL — 4.0%
AutoZone, Inc. (b)	1,818	7,799,657
Home Depot, Inc.	16,006	6,485,471
Lowe's Cos., Inc.	19,830	4,983,477
Murphy USA, Inc.	7,480	2,904,185
O'Reilly Automotive, Inc. (b)	69,141	7,454,091
TJX Cos., Inc.	55,430	8,011,852
Tractor Supply Co.	110,456	6,281,633
		43,920,366
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Fastenal Co.	155,819	7,641,364
TOTAL COMMON STOCKS (Cost $1,004,880,254)		1,100,112,205
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	1,440,317	1,440,317
State Street Navigator Securities Lending Portfolio II (e) (f)	10,160,742	10,160,742
TOTAL SHORT-TERM INVESTMENTS (Cost $11,601,059)		11,601,059
TOTAL INVESTMENTS — 100.8% (Cost $1,016,481,313)		1,111,713,264
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(9,007,981)
NET ASSETS — 100.0%		$1,102,705,283
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,100,112,205	$—	$—	$1,100,112,205
Short-Term Investments	11,601,059	—	—	11,601,059
TOTAL INVESTMENTS	$1,111,713,264	$—	$—	$1,111,713,264

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,350,568	$1,350,568	$14,755,897	$14,666,148	$—	$—	1,440,317	$1,440,317	$20,436
State Street Navigator Securities Lending Portfolio II	4,392,179	4,392,179	36,173,810	30,405,247	—	—	10,160,742	10,160,742	2,508
Total		$5,742,747	$50,929,707	$45,071,395	$—	$—		$11,601,059	$22,944
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
National Presto Industries, Inc.	8,651	$970,209
Park Aerospace Corp.	27,755	564,537
V2X, Inc. (a)	8,233	478,255
		2,013,001
AIR FREIGHT & LOGISTICS — 0.4%
Hub Group, Inc. Class A	13,825	476,133
Radiant Logistics, Inc. (a)	56,988	336,229
		812,362
AUTO COMPONENTS — 1.1%
Dorman Products, Inc. (a)	3,789	590,629
Gentherm, Inc. (a)	8,832	300,818
Standard Motor Products, Inc.	23,819	972,292
Visteon Corp.	3,081	369,289
		2,233,028
BANKS — 22.8%
1st Source Corp.	10,367	638,192
ACNB Corp.	12,300	541,692
Arrow Financial Corp.	19,036	538,719
Associated Banc-Corp.	23,353	600,406
Atlantic Union Bankshares Corp.	1	35
BancFirst Corp.	4,310	544,999
Bank First Corp. (b)	9,032	1,095,672
Bar Harbor Bankshares	19,475	593,208
Blue Foundry Bancorp (a) (b)	31,876	289,753
Bridgewater Bancshares, Inc. (a)	34,147	600,987
Burke & Herbert Financial Services Corp.	9,196	567,301
Camden National Corp.	15,219	587,301
Capital Bancorp, Inc.	18,336	584,918
Capital City Bank Group, Inc.	17,970	750,966
Capitol Federal Financial, Inc.	104,410	663,003
Chemung Financial Corp.	5,661	297,316
Citizens & Northern Corp.	23,555	466,625
Citizens Financial Services, Inc.	7,164	431,846
City Holding Co.	10,045	1,244,274
Civista Bancshares, Inc.	23,817	483,723
CNB Financial Corp.	26,158	633,024
Colony Bankcorp, Inc.	24,785	421,593
Community Financial System, Inc.	10,958	642,577
Community Trust Bancorp, Inc.	16,449	920,322
Eastern Bankshares, Inc.	32,377	587,643
Enterprise Financial Services Corp.	8,545	495,439
Farmers & Merchants Bancorp, Inc.	20,066	501,851
Farmers National Banc Corp.	43,242	623,117
First Bancorp, Inc.	15,653	411,048
First Busey Corp.	28,115	650,862
First Community Bankshares, Inc.	14,868	517,406
First Financial Bankshares, Inc.	15,493	521,339
First Financial Corp.	15,815	892,599
First Mid Bancshares, Inc.	16,605	628,997
Security Description	Shares	Value
Five Star Bancorp	18,373	$591,611
FNB Corp.	37,197	599,244
FS Bancorp, Inc.	10,599	423,112
Fulton Financial Corp.	29,001	540,289
German American Bancorp, Inc. (b)	19,773	776,486
Great Southern Bancorp, Inc.	13,799	845,189
HarborOne Bancorp, Inc.	50,358	684,869
Hilltop Holdings, Inc.	16,415	548,589
Home Bancorp, Inc.	11,184	607,571
HomeTrust Bancshares, Inc.	14,485	593,016
International Bancshares Corp.	9,157	629,544
Lakeland Financial Corp.	8,684	557,513
LCNB Corp.	20,951	314,055
LINKBANCORP, Inc. (b)	38,204	272,395
Metrocity Bankshares, Inc.	20,577	569,777
Mid Penn Bancorp, Inc. (b)	20,483	586,633
National Bank Holdings Corp. Class A	15,301	591,231
NBT Bancorp, Inc.	13,531	565,055
Nicolet Bankshares, Inc.	4,896	658,512
Northeast Community Bancorp, Inc.	19,554	402,226
Northwest Bancshares, Inc.	85,557	1,060,051
Norwood Financial Corp. (b)	13,139	333,993
Oak Valley Bancorp	10,756	302,996
Origin Bancorp, Inc.	14,665	506,236
Orrstown Financial Services, Inc.	15,792	536,612
Park National Corp.	3,971	645,407
Parke Bancorp, Inc.	15,278	329,241
PCB Bancorp	17,772	373,212
Peoples Bancorp, Inc.	21,269	637,857
Peoples Financial Services Corp. (b)	14,613	710,338
Ponce Financial Group, Inc. (a) (b)	30,651	450,570
QCR Holdings, Inc.	6,647	502,779
Simmons First National Corp. Class A	23,717	454,655
SmartFinancial, Inc.	18,623	665,400
South Plains Financial, Inc.	14,828	573,102
Southside Bancshares, Inc.	21,486	606,979
Timberland Bancorp, Inc.	11,812	393,103
Tompkins Financial Corp.	8,259	546,828
Towne Bank	16,526	571,304
TrustCo Bank Corp.	20,522	744,949
Trustmark Corp.	15,228	603,029
Univest Financial Corp.	17,414	522,768
WaFd, Inc.	16,376	496,029
WesBanco, Inc.	17,221	549,867
West BanCorp, Inc.	23,541	478,353
Westamerica BanCorp	13,491	674,415
		45,595,743
BIOTECHNOLOGY — 1.0%
ACADIA Pharmaceuticals, Inc. (a)	10,800	230,472
Agios Pharmaceuticals, Inc. (a)	5,666	227,433
Amicus Therapeutics, Inc. (a)	21,226	167,261

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	19,184	$180,330
Catalyst Pharmaceuticals, Inc. (a)	9,205	181,338
Ironwood Pharmaceuticals, Inc. (a) (b)	144,927	189,854
PTC Therapeutics, Inc. (a)	3,807	233,636
Ultragenyx Pharmaceutical, Inc. (a)	5,197	156,326
Vanda Pharmaceuticals, Inc. (a)	54,394	271,426
Xencor, Inc. (a)	19,643	230,412
		2,068,488
BUILDING PRODUCTS — 0.6%
Apogee Enterprises, Inc.	7,135	310,872
AZZ, Inc.	4,480	488,903
CSW Industrials, Inc.	1,727	419,229
		1,219,004
CAPITAL MARKETS — 2.0%
Diamond Hill Investment Group, Inc.	4,130	578,241
Federated Hermes, Inc.	12,457	646,892
GCM Grosvenor, Inc. Class A (b)	37,622	454,098
Innventure, Inc. (a) (b)	41,693	241,402
Patria Investments Ltd. Class A (b)	57,074	833,280
Silvercrest Asset Management Group, Inc. Class A	20,774	327,191
Vinci Compass Investments Ltd. Class A	50,201	539,661
WisdomTree, Inc. (b)	30,829	428,523
		4,049,288
CHEMICALS — 2.0%
Ashland, Inc.	11,157	534,532
HB Fuller Co.	6,932	410,929
Huntsman Corp.	28,016	251,584
Innospec, Inc.	5,001	385,877
Minerals Technologies, Inc.	7,037	437,139
Sensient Technologies Corp.	13,680	1,283,868
Stepan Co.	12,862	613,517
		3,917,446
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	7,593	350,189
Brady Corp. Class A	9,989	779,442
Ennis, Inc.	39,216	716,868
HNI Corp.	10,783	505,184
UniFirst Corp.	2,555	427,170
		2,778,853
COMMUNICATIONS EQUIPMENT — 1.0%
Ituran Location & Control Ltd.	8,841	315,800
NETGEAR, Inc. (a)	14,786	478,919
NetScout Systems, Inc. (a)	27,788	717,764
Viavi Solutions, Inc. (a)	36,768	466,586
		1,979,069
CONSTRUCTION & ENGINEERING — 1.5%
Arcosa, Inc.	7,339	687,738
Argan, Inc.	4,249	1,147,442
Security Description	Shares	Value
Construction Partners, Inc. Class A (a)	5,794	$735,838
Granite Construction, Inc.	4,817	528,184
		3,099,202
CONSUMER FINANCE — 0.5%
Nelnet, Inc. Class A	7,312	916,779
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Andersons, Inc.	8,174	325,407
Ingles Markets, Inc. Class A	8,822	613,658
PriceSmart, Inc. (b)	6,329	767,011
Village Super Market, Inc. Class A	17,432	651,260
		2,357,336
CONTAINERS & PACKAGING — 1.7%
Greif, Inc. Class A	10,624	634,891
Sealed Air Corp.	13,206	466,832
Sonoco Products Co.	25,156	1,083,972
TriMas Corp.	32,197	1,244,092
		3,429,787
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	9,678	291,211
DIVERSIFIED CONSUMER SERVICES — 2.2%
Adtalem Global Education, Inc. (a)	2,550	393,847
Carriage Services, Inc.	6,974	310,622
Frontdoor, Inc. (a)	8,178	550,298
Graham Holdings Co. Class B	567	667,535
Grand Canyon Education, Inc. (a)	2,988	655,926
Laureate Education, Inc. (a)	20,183	636,572
Matthews International Corp. Class A (b)	15,198	369,007
Perdoceo Education Corp.	12,319	463,933
Strategic Education, Inc.	4,792	412,160
		4,459,900
DIVERSIFIED REITs — 1.3%
Alpine Income Property Trust, Inc. REIT	21,445	303,876
Armada Hoffler Properties, Inc. REIT	56,281	394,530
Broadstone Net Lease, Inc. REIT	45,440	812,013
CTO Realty Growth, Inc. REIT (b)	43,632	711,201
Gladstone Commercial Corp. REIT	39,003	480,517
		2,702,137
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	5,888	225,805
Iridium Communications, Inc. (b)	10,721	187,188
Liberty Global Ltd. Class A (a)	31,430	360,188
Liberty Latin America Ltd. Class C (a)	40,666	343,221
		1,116,402
ELECTRIC UTILITIES — 0.7%
TXNM Energy, Inc.	25,234	1,426,983

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.5%
EnerSys	5,331	$602,190
Sensata Technologies Holding PLC	14,707	449,299
		1,051,489
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Advanced Energy Industries, Inc.	3,110	529,135
Avnet, Inc.	10,533	550,665
Belden, Inc.	3,934	473,142
Benchmark Electronics, Inc.	8,873	342,054
Crane NXT Co. (b)	7,865	527,506
CTS Corp.	9,452	377,513
ePlus, Inc.	4,999	354,979
Insight Enterprises, Inc. (a)	2,035	230,789
IPG Photonics Corp. (a)	5,365	424,854
Knowles Corp. (a)	24,853	579,323
Novanta, Inc. (a)	2,911	291,537
OSI Systems, Inc. (a)	2,503	623,848
Plexus Corp. (a)	4,416	638,951
Sanmina Corp. (a)	6,038	695,034
ScanSource, Inc. (a)	8,130	357,639
TTM Technologies, Inc. (a)	16,937	975,571
Vishay Intertechnology, Inc.	26,273	401,977
Vishay Precision Group, Inc. (a) (b)	19,650	629,783
Vontier Corp.	14,066	590,350
		9,594,650
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	9,445	248,498
Innovex International, Inc. (a)	11,868	220,033
Noble Corp. PLC (b)	10,586	299,372
Ranger Energy Services, Inc. Class A	14,619	205,251
Seadrill Ltd. (a) (b)	7,557	228,297
Valaris Ltd. (a) (b)	5,225	254,823
		1,456,274
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,732	620,164
FINANCIAL SERVICES — 2.4%
Alerus Financial Corp.	28,174	623,772
Banco Latinoamericano de Comercio Exterior SA	13,884	638,247
Cannae Holdings, Inc. (b)	30,129	551,662
Cass Information Systems, Inc.	15,644	615,278
EVERTEC, Inc.	13,827	467,076
Federal Agricultural Mortgage Corp. Class C	2,572	432,045
Radian Group, Inc.	14,467	523,995
Waterstone Financial, Inc.	25,096	391,498
Western Union Co. (b)	63,288	505,671
		4,749,244
Security Description	Shares	Value
FOOD PRODUCTS — 2.0%
Alico, Inc. (b)	8,472	$293,640
Cal-Maine Foods, Inc.	6,487	610,427
Flowers Foods, Inc.	76,866	1,003,101
Fresh Del Monte Produce, Inc. (b)	17,412	604,545
J&J Snack Foods Corp.	5,002	480,642
John B Sanfilippo & Son, Inc.	9,586	616,188
Nomad Foods Ltd.	29,709	390,673
		3,999,216
GAS UTILITIES — 1.1%
New Jersey Resources Corp.	21,206	1,021,069
Spire, Inc.	13,564	1,105,737
		2,126,806
GROUND TRANSPORTATION — 1.1%
Heartland Express, Inc.	65,300	547,214
Marten Transport Ltd.	47,286	504,069
Schneider National, Inc. Class B	24,301	514,209
Werner Enterprises, Inc. (b)	22,551	593,542
		2,159,034
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Artivion, Inc. (a)	8,031	340,033
AtriCure, Inc. (a)	6,432	226,728
Avanos Medical, Inc. (a)	23,533	272,041
CONMED Corp.	4,618	217,185
Dentsply Sirona, Inc.	27,919	354,292
Electromed, Inc. (a) (b)	8,535	209,534
Enovis Corp. (a)	6,925	210,104
Envista Holdings Corp. (a)	18,781	382,569
Haemonetics Corp. (a)	3,840	187,162
ICU Medical, Inc. (a) (b)	2,768	332,049
Integer Holdings Corp. (a)	3,315	342,539
Integra LifeSciences Holdings Corp. (a)	14,032	201,079
iRadimed Corp.	6,540	465,386
LeMaitre Vascular, Inc.	5,047	441,663
LivaNova PLC (a)	8,751	458,377
Neogen Corp. (a)	22,063	125,980
Orthofix Medical, Inc. (a)	14,906	218,224
OrthoPediatrics Corp. (a) (b)	10,860	201,236
Varex Imaging Corp. (a)	20,898	259,135
		5,445,316
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a) (b)	7,119	176,267
Addus HomeCare Corp. (a)	4,358	514,200
National HealthCare Corp.	6,915	840,242
National Research Corp. (b)	23,417	299,269
Premier, Inc. Class A (b)	35,653	991,153
RadNet, Inc. (a)	3,838	292,494
Select Medical Holdings Corp.	13,232	169,899
U.S. Physical Therapy, Inc. (b)	3,228	274,219
		3,557,743
HEALTH CARE REITs — 2.3%
CareTrust REIT, Inc.	22,117	767,018

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	43,106	$659,522
Global Medical REIT, Inc. (b)	11,433	385,406
LTC Properties, Inc. REIT	19,926	734,472
National Health Investors, Inc. REIT	7,294	579,873
Sila Realty Trust, Inc. REIT (b)	31,070	779,857
Universal Health Realty Income Trust REIT (b)	16,380	641,605
		4,547,753
HEALTH CARE TECHNOLOGY — 0.4%
HealthStream, Inc.	22,795	643,731
TruBridge, Inc. (a) (b)	9,005	181,631
		825,362
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	37,917	455,383
HOTELS, RESTAURANTS & LEISURE — 1.0%
Arcos Dorados Holdings, Inc. Class A	36,774	248,224
First Watch Restaurant Group, Inc. (a) (b)	17,989	281,348
Nathan's Famous, Inc. (b)	4,563	505,307
Papa John's International, Inc. (b)	6,477	311,867
Travel & Leisure Co.	5,030	299,235
Wendy's Co. (b)	39,757	364,174
		2,010,155
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	559	324,628
Ethan Allen Interiors, Inc.	12,651	372,698
Helen of Troy Ltd. (a)	4,876	122,875
La-Z-Boy, Inc.	8,271	283,861
Leggett & Platt, Inc.	35,468	314,956
Tri Pointe Homes, Inc. (a)	7,448	253,009
		1,672,027
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	13,345	435,714
Spectrum Brands Holdings, Inc.	3,966	208,334
WD-40 Co.	1,933	381,961
		1,026,009
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	76,525	685,664
INSURANCE — 2.8%
AMERISAFE, Inc.	17,692	775,617
CNO Financial Group, Inc.	13,584	537,247
Employers Holdings, Inc.	13,329	566,216
Greenlight Capital Re Ltd. Class A (a) (b)	42,196	535,889
Horace Mann Educators Corp.	25,346	1,144,879
Safety Insurance Group, Inc.	15,949	1,127,435
White Mountains Insurance Group Ltd. (b)	495	827,403
		5,514,686
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.4%
Angi, Inc. (a)	3,073	$49,967
IAC, Inc. (a) (b)	5,990	204,079
Ziff Davis, Inc. (a) (b)	7,161	272,834
ZipRecruiter, Inc. Class A (a)	54,271	229,024
		755,904
IT SERVICES — 0.3%
ASGN, Inc. (a)	4,692	222,166
Hackett Group, Inc.	15,202	288,990
		511,156
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Escalade, Inc. (b)	16,133	202,792
Johnson Outdoors, Inc. Class A	13,941	563,077
Sturm Ruger & Co., Inc.	12,499	543,331
		1,309,200
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,120	142,061
MACHINERY — 4.0%
Alamo Group, Inc.	2,808	536,047
Albany International Corp. Class A	4,543	242,142
Douglas Dynamics, Inc.	16,536	516,915
Enerpac Tool Group Corp.	8,159	334,519
ESCO Technologies, Inc.	2,761	582,875
Federal Signal Corp.	6,390	760,346
Franklin Electric Co., Inc.	7,846	746,939
Gates Industrial Corp. PLC (a)	21,782	540,629
Gorman-Rupp Co.	16,140	749,058
Kadant, Inc. (b)	1,169	347,871
Lindsay Corp.	4,580	643,765
Miller Industries, Inc.	9,067	366,488
Mueller Water Products, Inc. Class A	16,741	427,230
Standex International Corp.	2,539	538,014
Tennant Co.	7,496	607,626
		7,940,464
MEDIA — 0.8%
Cable One, Inc. (b)	1,241	219,719
John Wiley & Sons, Inc. Class A	8,557	346,302
Scholastic Corp.	12,990	355,666
TEGNA, Inc.	31,312	636,573
		1,558,260
METALS & MINING — 0.9%
MAC Copper Ltd. (a) (b)	65,499	799,743
Materion Corp.	3,502	423,077
SunCoke Energy, Inc.	25,296	206,415
Warrior Met Coal, Inc. (b)	4,638	295,162
		1,724,397
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	28,882	369,401

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT (b)	39,684	$430,968
KKR Real Estate Finance Trust, Inc. REIT (b)	46,133	415,197
		1,215,566
MULTI-UTILITIES — 1.2%
Black Hills Corp.	17,841	1,098,827
Northwestern Energy Group, Inc.	21,794	1,277,347
		2,376,174
OFFICE REITs — 1.7%
Cousins Properties, Inc. REIT	17,771	514,293
Easterly Government Properties, Inc. REIT	33,304	763,660
Highwoods Properties, Inc. REIT	17,323	551,218
JBG SMITH Properties REIT (b)	38,009	845,700
Postal Realty Trust, Inc. Class A REIT	42,862	672,505
		3,347,376
OIL, GAS & CONSUMABLE FUELS — 1.4%
California Resources Corp.	4,934	262,390
Crescent Energy Co. Class A	21,757	194,072
Delek U.S. Holdings, Inc.	13,159	424,641
Gulfport Energy Corp. (a)	2,143	387,840
Permian Basin Royalty Trust (b)	18,096	330,252
Sabine Royalty Trust	7,072	561,941
Sable Offshore Corp. (a) (b)	16,880	294,725
SFL Corp. Ltd. (b)	51,599	388,541
		2,844,402
PERSONAL CARE PRODUCTS — 0.3%
Nature's Sunshine Products, Inc. (a)	18,303	284,063
USANA Health Sciences, Inc. (a)	9,628	265,251
		549,314
PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	9,513	253,522
ANI Pharmaceuticals, Inc. (a)	5,272	482,915
Collegium Pharmaceutical, Inc. (a)	9,061	317,044
Harmony Biosciences Holdings, Inc. (a)	6,520	179,691
Innoviva, Inc. (a)	28,908	527,571
Oculis Holding AG (a)	12,379	219,480
Organon & Co.	15,870	169,492
Pacira BioSciences, Inc. (a)	10,475	269,941
Perrigo Co. PLC	14,157	315,276
Phibro Animal Health Corp. Class A	14,422	583,514
Prestige Consumer Healthcare, Inc. (a)	8,326	519,542
Supernus Pharmaceuticals, Inc. (a)	11,602	554,460
Security Description	Shares	Value
Theravance Biopharma, Inc. (a) (b)	26,570	$387,922
		4,780,370
PROFESSIONAL SERVICES — 3.7%
Alight, Inc. Class A	85,741	279,516
Asure Software, Inc. (a)	28,280	231,896
Barrett Business Services, Inc.	10,958	485,659
CBIZ, Inc. (a) (b)	9,884	523,457
CRA International, Inc.	2,099	437,704
CSG Systems International, Inc.	9,809	631,503
Exponent, Inc.	6,726	467,322
Heidrick & Struggles International, Inc.	9,529	474,258
Huron Consulting Group, Inc. (a)	2,766	405,966
IBEX Holdings Ltd. (a)	11,644	471,815
ICF International, Inc.	6,391	593,085
Kforce, Inc.	10,873	325,973
ManpowerGroup, Inc.	5,577	211,368
Maximus, Inc.	13,143	1,200,876
Resources Connection, Inc. (b)	51,068	257,893
TriNet Group, Inc.	4,735	316,724
		7,315,015
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
FRP Holdings, Inc. (a)	19,547	476,165
Tejon Ranch Co. (a) (b)	39,264	627,439
		1,103,604
RESIDENTIAL REITs — 0.6%
Centerspace REIT	9,322	549,066
Elme Communities REIT	39,512	666,172
		1,215,238
RETAIL REITs — 1.9%
Getty Realty Corp. REIT (b)	30,134	808,495
NETSTREIT Corp. (b)	57,763	1,043,200
Phillips Edison & Co., Inc. REIT	39,550	1,357,751
Saul Centers, Inc. REIT	16,188	515,912
		3,725,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Diodes, Inc. (a)	6,229	331,445
NVE Corp. (b)	5,257	343,125
Power Integrations, Inc.	6,411	257,786
Tower Semiconductor Ltd. (a)	9,898	715,626
Veeco Instruments, Inc. (a) (b)	14,510	441,539
		2,089,521
SOFTWARE — 2.7%
A10 Networks, Inc.	14,760	267,894
Blackbaud, Inc. (a)	6,277	403,674
BlackLine, Inc. (a)	6,690	355,239
Box, Inc. Class A (a)	11,107	358,423
Daily Journal Corp. (a) (b)	798	371,182
Helport AI Ltd. (a) (b)	58,621	204,001
nCino, Inc. (a) (b)	11,488	311,440

See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
ON24, Inc. (a) (b)	55,086	$315,092
Ooma, Inc. (a) (b)	19,879	238,349
Progress Software Corp. (a)	10,954	481,209
Qualys, Inc. (a)	2,289	302,903
Radware Ltd. (a)	16,514	437,456
Sapiens International Corp. NV	11,688	502,584
SPS Commerce, Inc. (a)	2,780	289,509
Tenable Holdings, Inc. (a)	8,644	252,059
Workiva, Inc. (a)	3,351	288,454
		5,379,468
SPECIALIZED REITs — 1.2%
Farmland Partners, Inc. REIT (b)	55,926	608,475
Four Corners Property Trust, Inc. REIT	22,779	555,807
PotlatchDeltic Corp. REIT	12,265	499,799
Rayonier, Inc. REIT	26,017	690,491
		2,354,572
SPECIALTY RETAIL — 1.3%
Academy Sports & Outdoors, Inc.	5,176	258,903
Buckle, Inc.	6,397	375,248
Five Below, Inc. (a)	3,227	499,217
Monro, Inc. (b)	19,235	345,653
Valvoline, Inc. (a)	11,200	402,192
Winmark Corp.	1,423	708,327
		2,589,540
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Carter's, Inc.	9,662	272,662
Oxford Industries, Inc.	3,830	155,268
Steven Madden Ltd. (b)	13,325	446,121
		874,051
TOBACCO — 0.3%
Universal Corp.	10,161	567,695
TRADING COMPANIES & DISTRIBUTORS — 1.2%
McGrath RentCorp	7,347	861,803
MSC Industrial Direct Co., Inc. Class A	8,381	772,225
Rush Enterprises, Inc. Class A	7,930	424,017
Transcat, Inc. (a) (b)	4,918	359,998
		2,418,043
Security Description	Shares	Value
WATER UTILITIES — 1.2%
American States Water Co.	15,053	$1,103,686
Artesian Resources Corp. Class A	14,810	482,732
H2O America	18,129	882,882
		2,469,300
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Spok Holdings, Inc.	28,943	499,267
TOTAL COMMON STOCKS (Cost $190,670,784)		199,618,310
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	248,304	248,304
State Street Navigator Securities Lending Portfolio II (e) (f)	11,936,089	11,936,089
TOTAL SHORT-TERM INVESTMENTS (Cost $12,184,393)		12,184,393
TOTAL INVESTMENTS — 106.0% (Cost $202,855,177)		211,802,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(11,902,651)
NET ASSETS — 100.0%		$199,900,052
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$199,618,310	$—	$—	$199,618,310
Short-Term Investments	12,184,393	—	—	12,184,393
TOTAL INVESTMENTS	$211,802,703	$—	$—	$211,802,703
See accompanying notes to Schedule of Investments.

STATE STREET SPDR US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	307,620	$307,620	$3,309,855	$3,369,171	$—	$—	248,304	$248,304	$3,100
State Street Navigator Securities Lending Portfolio II	4,691,488	4,691,488	28,360,988	21,116,387	—	—	11,936,089	11,936,089	25,178
Total		$4,999,108	$31,670,843	$24,485,558	$—	$—		$12,184,393	$28,278
See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
AUTO MANUFACTURERS — 2.7%
Ford Motor Co.:
6.20%, 6/1/2059	$338,204	$7,575,770
6.00%, 12/1/2059 (a)	360,784	7,948,071
6.50%, 8/15/2062 (a)	270,461	6,469,427
		21,993,268
BANKS — 38.9%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (b)	137,690	3,395,435
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 4.98%, 10/30/2025 (b)	69,398	1,426,823
Series 2, 3 mo. USD Term SOFR + 0.91%, 5.12%, 10/30/2025 (a) (b)	51,926	1,061,367
Series E, 3 mo. USD Term SOFR + 0.61%, 4.82%, 11/15/2025 (a) (b)	53,476	1,165,777
Series GG, 6.00%, 10/30/2025	232,796	5,880,427
Series HH, 5.88%, 10/30/2025	146,790	3,684,429
Series K, 6.45%, 12/15/2066 (a)	181,065	4,629,832
Series KK, 5.38%, 10/30/2025	238,285	5,447,195
Series LL, 5.00%, 10/30/2025 (a)	224,372	4,783,611
Series NN, 4.38%, 11/3/2025	185,348	3,443,766
Series PP, 4.13%, 2/2/2026	158,347	2,782,157
Series QQ, 4.25%, 11/17/2026 (a)	223,655	4,041,446
Series SS, 4.75%, 2/17/2027 (a)	119,145	2,438,898
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (a) (b)	225,308	5,806,187
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.94%, 10/30/2040 (b)	1,014,407	30,604,659
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2026	202,557	4,209,135
Series H, 7.38%, 7/6/2029 (a)	180,141	4,764,729
Series I, 5 yr. CMT + 2.63%, 6.50%, 10/6/2030 (b)	180,105	4,547,651
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 8.27%, 10/30/2025 (b)	202,707	5,150,785
Series K, 4.95%, 12/31/2025 (a)	112,173	2,321,981
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	225,061	4,181,633
Security Description	Shares	Value
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (b)	$146,227	$3,737,562
JPMorgan Chase & Co.:
Series DD, 5.75%, 12/1/2025 (a)	323,438	8,037,434
Series EE, 6.00%, 12/1/2025 (a)	352,618	8,942,393
Series GG, 4.75%, 12/1/2025 (a)	172,390	3,616,742
Series JJ, 4.55%, 6/1/2026 (a)	283,788	5,667,246
Series LL, 4.63%, 6/1/2026	352,908	7,153,445
Series MM, 4.20%, 9/1/2026	381,513	7,202,965
KKR & Co., Inc. Series T, 6.88%, 6/1/2065 (a)	265,982	6,902,233
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.28%, 5.63%, 12/15/2026 (b)	114,739	2,848,969
Series J, 7.50%, 6/15/2029 (a)	338,306	9,036,153
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 5.28%, 10/30/2025 (a) (b)	219,582	4,701,251
Series F, 6.88%, 1/15/2026	169,712	4,268,257
Series I, 6.38%, 1/15/2026	199,604	4,996,088
Series E, 7.13%, 1/15/2026 (a)	172,197	4,375,526
Series K, 5.85%, 4/15/2027	199,621	4,888,718
Series L, 4.88%, 1/15/2026 (a)	99,649	2,137,471
Series O, 4.25%, 1/15/2027 (a)	259,533	4,785,789
Series P, 6.50%, 10/15/2027	198,370	5,058,435
Series Q, 6.63%, 10/15/2029	199,594	5,171,481
Northern Trust Corp. Series E, 4.70%, 1/1/2026	179,946	3,654,703
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a) (b)	225,278	5,517,058
Series E, 4.45%, 6/15/2026 (a)	183,586	3,405,520
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (b)	225,314	5,804,089
State Street Corp. Series G, 5.35%, 3/15/2026 (b) (c)	225,246	5,239,222
Truist Financial Corp.:
Series O, 5.25%, 12/1/2025 (a)	259,121	5,977,922
Series R, 4.75%, 12/1/2025 (a)	417,196	8,552,518
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 5.18%, 10/30/2025 (a) (b)	451,068	8,836,422

See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Series K, 5.50%, 10/30/2025 (a)	$259,172	$6,292,696
Series L, 3.75%, 1/15/2026	224,934	3,589,947
Series M, 4.00%, 4/15/2026 (a)	337,970	5,694,795
Series O, 4.50%, 4/15/2027 (a)	202,537	3,998,080
UMB Financial Corp. 5 yr. CMT + 3.74% 7.75%, 7/15/2030 (b)	134,976	3,750,983
Wells Fargo & Co.:
Series Y, 5.63%, 12/15/2025 (a)	232,492	5,765,802
Series Z, 4.75%, 12/15/2025	676,939	13,362,776
Series AA, 4.70%, 12/15/2025	393,196	7,702,710
Series CC, 4.38%, 3/15/2026	353,777	6,435,204
Series DD, Class A, 4.25%, 9/15/2026	420,055	7,464,377
		320,340,905
DIVERSIFIED FINANCIAL SERVICES — 10.1%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	137,685	3,064,868
4.75%, 9/30/2060	123,386	2,224,650
6.75%, 3/30/2064	202,694	4,945,734
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (b)	270,512	7,098,235
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (a)	183,586	2,928,197
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2025 (a)	677,034	13,662,546
Series J, 4.80%, 12/1/2025 (a)	564,029	10,868,839
Series L, 4.38%, 9/1/2026 (a)	304,110	5,328,007
Series N, 4.25%, 9/1/2026 (a)	195,059	3,436,940
Carlyle Finance LLC 4.63%, 5/15/2061 (a)	225,039	4,046,201
Charles Schwab Corp.:
Series D, 5.95%, 12/1/2025 (a)	338,265	8,473,538
Series J, 4.45%, 6/1/2026 (a)	270,316	5,311,709
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	225,060	4,109,596
TPG Operating Group II LP 6.95%, 3/15/2064 (a)	180,120	4,650,698
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	137,690	3,297,675
		83,447,433
ELECTRIC — 16.5%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	134,624	2,308,802
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	160,533	2,488,261
Security Description	Shares	Value
4.88%, 12/9/2026	$119,253	$1,949,787
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	114,666	1,939,002
CMS Energy Corp.:
5.88%, 10/15/2078	128,509	3,055,944
5.88%, 3/1/2079 (a)	284,018	6,856,195
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	180,032	4,011,113
4.38%, 12/1/2081	125,635	2,275,250
Series H, 6.25%, 10/1/2085	270,490	6,867,741
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	225,289	5,629,972
Series A, 5.75%, 10/30/2025 (a)	451,236	11,285,412
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	184,511	3,906,098
Entergy Louisiana LLC 4.88%, 9/1/2066	123,839	2,625,387
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	119,253	2,577,057
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	123,839	2,911,455
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	114,666	2,778,357
NextEra Energy Capital Holdings, Inc.:
Series N, 5.65%, 3/1/2079 (a)	310,004	7,536,197
Series U, 6.50%, 6/1/2085	394,773	10,165,405
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 10/30/2025 (b)	149,164	3,488,946
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	137,690	3,256,368
SCE Trust VI 5.00%, 10/30/2025	213,686	3,641,209
SCE Trust VII Series M, 7.50%, 11/22/2028	247,846	5,774,812
SCE Trust VIII Series N, 6.95%, 5/13/2029	157,417	3,425,394
Sempra 5.75%, 7/1/2079	341,611	7,809,227
Southern Co.:
5.25%, 12/1/2077 (a)	202,637	4,603,913
Series 2020, 4.95%, 1/30/2080	451,115	9,464,393
Series C, 4.20%, 10/15/2060	338,041	6,267,280
6.50%, 3/15/2085	254,683	6,568,275
		135,467,252

See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
GAS — 0.4%
Spire, Inc. Series A, 5.90%, 10/30/2025	$114,666	$2,856,330
INSURANCE — 22.3%
AEGON Funding Co. LLC 5.10%, 12/15/2049	417,215	8,573,768
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.40%, 1/15/2053 (b)	225,324	5,887,716
Series H, 5.10%, 1/15/2026 (a)	518,952	11,541,492
Series I, 4.75%, 1/15/2026	137,601	2,866,229
Series J, 7.38%, 7/15/2028	270,528	7,166,287
Arch Capital Group Ltd.:
Series F, 5.45%, 10/30/2025 (a)	151,458	3,303,299
Series G, 4.55%, 6/11/2026	225,033	4,039,342
Assurant, Inc. 5.25%, 1/15/2061 (a)	114,666	2,301,347
Athene Holding Ltd.:
Series B, 5.63%, 10/15/2025 (a)	158,343	3,477,212
Series D, 4.88%, 12/30/2025 (a)	258,926	4,707,275
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	225,317	5,880,774
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (b)	389,108	9,902,799
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	259,200	6,625,152
Axis Capital Holdings Ltd. Series E, 5.50%, 10/30/2025	247,790	5,302,706
Corebridge Financial, Inc. 6.38%, 12/15/2064	270,478	6,640,235
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2025	360,759	7,810,432
Series C, 4.30%, 3/15/2026 (a)	134,636	2,366,901
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	155,282	4,077,705
Globe Life, Inc. 4.25%, 6/15/2061 (a)	145,895	2,421,857
Hartford Insurance Group, Inc. Series G, 6.00%, 10/30/2025	155,246	3,892,017
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	225,331	6,009,578
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 5.30%, 10/30/2025 (a) (b)	270,453	6,501,690
Series E, 5.63%, 10/30/2025 (a)	363,112	9,034,227
Series F, 4.75%, 12/15/2025	451,111	9,410,175
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	254,659	6,333,369
Security Description	Shares	Value
4.13%, 9/1/2060 (a)	$225,049	$4,073,387
5.95%, 9/1/2062 (a)	137,690	3,516,603
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	180,098	4,477,236
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (b)	315,695	8,160,716
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 10/30/2025	114,666	2,698,091
Series G, 4.20%, 7/15/2026	224,976	3,768,348
Unum Group 6.25%, 6/15/2058	137,690	3,314,198
W.R. Berkley Corp.:
5.10%, 12/30/2059	137,601	2,944,661
4.25%, 9/30/2060	114,666	2,084,628
4.13%, 3/30/2061 (a)	137,601	2,580,019
		183,691,471
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Digital Realty Trust, Inc. Series L, 5.20%, 10/30/2025	158,343	3,459,795
Kimco Realty Corp. Series M, Class M, , 5.25%, 10/30/2025	117,489	2,598,857
Public Storage:
Series F, 5.15%, 10/30/2025 (a)	128,427	2,930,704
Series G, 5.05%, 10/30/2025	137,690	3,029,180
Series H, 5.60%, 10/30/2025	130,805	3,200,798
Series I, 4.88%, 10/30/2025	142,128	2,970,475
Series J, 4.70%, 10/30/2025	116,105	2,315,134
Series L, 4.63%, 10/29/2025	254,485	4,995,541
Series N, 3.88%, 10/30/2025	129,573	2,185,897
Series P, 4.00%, 6/16/2026 (a)	271,880	4,698,086
Series R, 4.00%, 11/19/2026	199,650	3,408,025
Series S, 4.10%, 1/13/2027	114,666	2,023,855
		37,816,347
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	117,708	2,808,513
TELECOMMUNICATIONS — 3.2%
AT&T, Inc. 5.35%, 11/1/2066	596,921	13,759,029
T-Mobile USA, Inc.:
6.25%, 9/1/2069	177,151	4,393,345
5.50%, 3/1/2070	180,405	4,122,254
5.50%, 6/1/2070	177,679	4,024,430
		26,299,058
TOTAL PREFERRED STOCKS (Cost $922,541,367)		814,720,577

See accompanying notes to Schedule of Investments.

STATE STREET SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	4,194,942	$4,194,942
State Street Navigator Securities Lending Portfolio II (c) (f)	22,321,619	22,321,619
TOTAL SHORT-TERM INVESTMENTS (Cost $26,516,561)		26,516,561
TOTAL INVESTMENTS — 102.2% (Cost $949,057,928)		841,237,138
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(18,225,474)
NET ASSETS — 100.0%		$823,011,664

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$814,720,577	$—	$—	$814,720,577
Short-Term Investments	26,516,561	—	—	26,516,561
TOTAL INVESTMENTS	$841,237,138	$—	$—	$841,237,138

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	230,798	$5,012,933	$263,361	$392,850	$(60,316)	$416,094	225,246	$5,239,222	$76,684
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,671,068	12,671,068	16,715,449	25,191,575	—	—	4,194,942	4,194,942	26,989
State Street Navigator Securities Lending Portfolio II	45,941,495	45,941,495	35,852,425	59,472,301	—	—	22,321,619	22,321,619	218,425
Total		$63,625,496	$52,831,235	$85,056,726	$(60,316)	$416,094		$31,755,783	$322,098
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$29,582,627	$30,080,678
2.38%, 1/15/2027	33,803,148	34,415,830
2.50%, 1/15/2029	27,416,769	28,661,233
3.38%, 4/15/2032	16,175,659	18,112,947
3.63%, 4/15/2028	43,314,390	46,092,603
3.88%, 4/15/2029	48,865,641	53,439,160
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2026	48,563,862	48,306,815
0.13%, 4/15/2027	57,682,164	56,892,414
0.13%, 1/15/2030	65,868,004	62,903,944
0.13%, 7/15/2030	65,799,541	62,586,673
0.13%, 1/15/2031	63,808,321	59,939,942
0.13%, 7/15/2031	70,882,906	66,210,448
0.13%, 1/15/2032	73,169,900	67,387,763
0.25%, 7/15/2029	62,765,998	60,902,632
0.38%, 1/15/2027	65,917,040	65,421,375
0.38%, 7/15/2027	60,448,535	60,055,383
0.50%, 1/15/2028	65,568,001	64,822,677
0.63%, 7/15/2032	63,534,013	60,157,528
0.75%, 7/15/2028	59,830,057	59,556,615
0.88%, 1/15/2029	52,277,689	51,896,838
1.13%, 1/15/2033	65,036,182	63,052,070
1.25%, 4/15/2028	50,152,136	50,349,022
1.38%, 7/15/2033	64,699,214	63,732,516
1.63%, 10/15/2027	49,784,091	50,596,973
1.63%, 10/15/2029	57,353,133	58,499,075
1.63%, 4/15/2030	60,512,407	61,461,459
Security Description	Principal Amount	Value
1.75%, 1/15/2034	$68,858,082	$69,203,717
1.88%, 7/15/2034	67,582,248	68,588,062
1.88%, 7/15/2035	50,786,745	51,217,242
2.13%, 4/15/2029	54,686,319	56,459,352
2.13%, 1/15/2035	68,652,485	70,697,310
2.38%, 10/15/2028	50,521,254	52,629,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,776,355,665)		1,774,330,221
	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (a) (b) (Cost $762,811)	762,811	762,811
TOTAL INVESTMENTS — 99.4% (Cost $1,777,118,476)		1,775,093,032
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		10,475,504
NET ASSETS — 100.0%		$1,785,568,536
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,774,330,221	$—	$1,774,330,221
Short-Term Investment	762,811	—	—	762,811
TOTAL INVESTMENTS	$762,811	$1,774,330,221	$—	$1,775,093,032

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,106	$466,106	$43,386,058	$43,089,353	$—	$—	762,811	$762,811	$31,367
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bills:
Zero Coupon, 11/18/2025	$2,727,756,000	$2,713,244,338
3.85%, 12/16/2025	1,096,828,000	1,087,982,697
3.86%, 12/9/2025	1,146,828,000	1,138,333,124
3.87%, 12/4/2025	2,742,680,000	2,723,674,434
3.88%, 12/2/2025 (c)	1,096,828,000	1,089,470,412
3.88%, 12/11/2025 (b)	2,742,680,000	2,721,854,666
3.89%, 12/18/2025	2,742,680,000	2,719,701,635
3.89%, 12/30/2025	1,196,828,000	1,185,323,335
3.90%, 12/23/2025	1,146,828,000	1,136,607,985
3.90%, 12/26/2025	3,640,362,000	3,606,861,751
3.94%, 11/12/2025	2,727,756,000	2,715,022,344
3.99%, 11/4/2025 (c)	2,727,801,000	2,717,459,088
4.00%, 11/25/2025	2,727,756,000	2,711,107,223
4.02%, 11/6/2025 (b)	4,300,123,000	4,282,825,755
4.06%, 11/13/2025 (b) (c)	2,719,344,000	2,706,295,065
4.08%, 11/20/2025 (b)	2,719,344,000	2,704,349,836
4.09%, 11/28/2025	3,555,619,000	3,532,707,871
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,491,935,201)		41,492,821,559
Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	651,936,912	651,936,912
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,069,287,500	$1,069,287,500
TOTAL SHORT-TERM INVESTMENTS (Cost $1,721,224,412)		1,721,224,412
TOTAL INVESTMENTS — 103.5% (Cost $43,213,159,613)		43,214,045,971
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(1,465,083,827)
NET ASSETS — 100.0%		$41,748,962,144
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$41,492,821,559	$—	$41,492,821,559
Short-Term Investments	1,721,224,412	—	—	1,721,224,412
TOTAL INVESTMENTS	$1,721,224,412	$41,492,821,559	$—	$43,214,045,971
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	316,855,140	$316,855,140	$1,353,446,764	$1,018,364,992	$—	$—	651,936,912	$651,936,912	$967,979
State Street Navigator Securities Lending Portfolio II	2,353,985,075	2,353,985,075	6,626,712,539	7,911,410,114	—	—	1,069,287,500	1,069,287,500	581,906
Total		$2,670,840,215	$7,980,159,303	$8,929,775,106	$—	$—		$1,721,224,412	$1,549,885
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 30.7% (a)
U.S. Treasury Bills:
3.86%, 4/16/2026	$116,656,000	$114,338,578
3.88%, 3/19/2026	284,019,000	279,044,271
3.96%, 2/19/2026	284,196,000	280,033,029
3.96%, 6/11/2026	118,646,000	115,677,214
4.09%, 5/14/2026	112,335,000	109,793,052
4.12%, 1/22/2026	277,132,000	273,838,314
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,171,759,951)		1,172,724,458
U.S. TREASURY — 68.8%
U.S. Treasury Bills:
3.66%, 9/3/2026	117,467,000	113,635,735
3.82%, 3/12/2026	171,764,000	168,877,616
3.83%, 3/5/2026	171,764,000	169,004,654
3.83%, 3/26/2026	171,764,000	168,637,105
3.85%, 8/6/2026	116,930,000	113,365,592
3.88%, 1/13/2026	152,010,000	150,332,474
3.89%, 1/6/2026	152,010,000	150,443,684
3.89%, 1/20/2026	152,010,000	150,223,869
3.90%, 1/27/2026	152,010,000	150,106,712
3.97%, 2/12/2026	163,491,000	161,222,123
3.98%, 2/5/2026	163,491,000	161,328,825
3.98%, 2/26/2026	163,491,000	160,976,906
4.09%, 7/9/2026	120,330,000	116,983,844
4.15%, 1/2/2026 (b)	171,225,000	169,522,548
4.17%, 1/8/2026	175,480,000	173,656,001
Security Description	Principal Amount	Value
4.17%, 1/15/2026	$175,480,000	$173,524,858
4.18%, 1/29/2026	175,480,000	173,267,116
TOTAL U.S. TREASURY (Cost $2,623,685,959)		2,625,109,662
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d) (Cost $19,174,658)	19,174,658	19,174,658
TOTAL INVESTMENTS — 100.0% (Cost $3,814,620,568)		3,817,008,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(454,941)
NET ASSETS — 100.0%		$3,816,553,837
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,172,724,458	$—	$1,172,724,458
U.S. Treasury	—	2,625,109,662	—	2,625,109,662
Short-Term Investment	19,174,658	—	—	19,174,658
TOTAL INVESTMENTS	$19,174,658	$3,797,834,120	$—	$3,817,008,778

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,764,789	$84,764,789	$179,308,814	$244,898,945	$—	$—	19,174,658	$19,174,658	$217,541
State Street Navigator Securities Lending Portfolio II	623,100	623,100	2,877,063,311	2,877,686,411	—	—	—	—	338,361
Total		$85,387,889	$3,056,372,125	$3,122,585,356	$—	$—		$19,174,658	$555,902
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.0%
AEROSPACE & DEFENSE — 0.1%
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	$6,797,000	$2,869,626
AUTO MANUFACTURERS — 1.2%
Ford Motor Co. Zero Coupon, 3/15/2026 (b)	31,311,000	31,739,021
Li Auto, Inc. 0.25%, 5/1/2028	11,578,000	13,261,673
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	12,450,000	11,608,878
		56,609,572
BIOTECHNOLOGY — 1.2%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	8,036,000	7,627,209
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	9,925,000	9,803,220
2.50%, 3/15/2027 (b)	6,045,000	8,480,591
Guardant Health, Inc. Zero Coupon, 11/15/2027	6,308,000	6,053,851
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (b)	11,755,000	13,480,516
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026 (b)	8,240,000	10,122,510
		55,567,897
COMMERCIAL SERVICES — 1.0%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	6,235,705
Block, Inc.:
Zero Coupon, 5/1/2026 (b)	7,810,000	7,593,351
0.25%, 11/1/2027	7,660,000	6,982,090
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	9,812,000	10,109,598
Stride, Inc. 1.13%, 9/1/2027 (b)	5,879,000	16,623,166
		47,543,910
COMPUTERS — 0.4%
Lumentum Holdings, Inc. 0.50%, 12/15/2026 (b)	6,330,000	10,660,543
Rapid7, Inc. 0.25%, 3/15/2027	7,900,000	7,429,002
		18,089,545
DIVERSIFIED FINANCIAL SERVICES — 0.1%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	5,352,000	7,010,745
ELECTRONICS — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	6,139,000	6,494,325
ENERGY-ALTERNATE SOURCES — 0.4%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	8,270,000	8,084,752
Security Description	Principal Amount	Value
Zero Coupon, 3/1/2028 (b)	$7,985,000	$6,916,927
XPLR Infrastructure LP Zero Coupon, 11/15/2025 (a)	5,840,000	5,797,134
		20,798,813
ENTERTAINMENT — 0.7%
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (b)	17,007,000	15,292,524
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	7,419,000	7,311,054
Vail Resorts, Inc. Zero Coupon, 1/1/2026	7,679,000	7,574,719
		30,178,297
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	16,770,000	3,313,584
HEALTH CARE PRODUCTS — 0.5%
Exact Sciences Corp.:
0.38%, 3/15/2027	6,465,000	6,213,964
0.38%, 3/1/2028	7,658,000	7,095,214
Haemonetics Corp. Zero Coupon, 3/1/2026	3,976,000	3,886,540
Novocure Ltd. Zero Coupon, 11/1/2025	7,458,000	7,386,179
		24,581,897
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027	13,656,000	12,757,845
INTERNET — 3.0%
Airbnb, Inc. Zero Coupon, 3/15/2026	27,354,000	26,773,274
Etsy, Inc.:
0.13%, 10/1/2026	8,855,000	9,245,417
0.13%, 9/1/2027	8,490,000	7,831,685
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	13,248,000	13,362,463
Fiverr International Ltd. Zero Coupon, 11/1/2025	5,995,000	5,966,224
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	6,490,000	6,309,708
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	7,872,000	7,215,475
Okta, Inc. 0.38%, 6/15/2026	4,545,000	4,412,695
PDD Holdings, Inc. Zero Coupon, 12/1/2025 (b)	9,900,000	9,813,276
Sea Ltd. 0.25%, 9/15/2026 (b)	16,335,000	15,707,246
Shopify, Inc. 0.13%, 11/1/2025 (b)	12,901,000	13,580,238
Uber Technologies, Inc. Zero Coupon, 12/15/2025	14,995,000	18,273,657
		138,491,358

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	$6,672,000	$7,407,455
MEDIA — 0.2%
Cable One, Inc. Zero Coupon, 3/15/2026	7,955,000	7,754,534
Liberty Interactive LLC:
3.75%, 2/15/2030	6,990,000	623,158
4.00%, 11/15/2029	7,657,000	751,841
		9,129,533
PHARMACEUTICALS — 0.7%
Dexcom, Inc. 0.25%, 11/15/2025	16,410,000	16,301,530
Jazz Investments I Ltd. 2.00%, 6/15/2026	13,490,000	14,320,579
		30,622,109
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027	6,545,000	6,078,865
REAL ESTATE INVESTMENT TRUSTS — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	4,675,000	4,496,883
SEMICONDUCTORS — 0.3%
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (b)	10,954,000	12,477,373
SOFTWARE — 1.3%
Akamai Technologies, Inc. 0.38%, 9/1/2027	15,184,000	14,555,079
Bentley Systems, Inc. 0.13%, 1/15/2026	9,146,000	9,014,206
Dayforce, Inc. 0.25%, 3/15/2026	7,930,000	7,757,364
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,594,000	9,483,381
Zero Coupon, 3/1/2028	9,585,000	9,910,986
RingCentral, Inc. Zero Coupon, 3/15/2026	8,397,000	8,200,090
		58,921,106
TOTAL CORPORATE BONDS & NOTES (Cost $575,246,709)		553,440,738
	Shares
COMMON STOCKS — 0.0% *
ELECTRIC UTILITIES — 0.0% *
Southern Co. (c)	1	95
ENTERTAINMENT — 0.0% *
Take-Two Interactive Software, Inc. (d)	557	143,906
TOTAL COMMON STOCKS (Cost $54,453)		144,001
Security Description	Shares	Value
CONVERTIBLE BONDS — 76.0%
AEROSPACE & DEFENSE — 1.2%
AeroVironment, Inc. (b)	9,675,000	$12,016,834
Rocket Lab USA, Inc. (a)	4,805,000	45,038,754
		57,055,588
AIRLINES — 0.2%
JetBlue Airways Corp. (c)	3,890,000	3,788,471
JetBlue Airways Corp. (c)	7,025,000	7,279,726
		11,068,197
AUTO COMPONENTS — 1.8%
LCI Industries (a)	6,408,000	6,555,704
Lucid Group, Inc. (a)	15,405,000	14,685,895
NIO, Inc. (c)	7,755,000	8,232,243
NIO, Inc. (c)	7,955,000	8,367,626
Rivian Automotive, Inc. (c)	20,704,000	21,494,065
Rivian Automotive, Inc. (c)	22,980,000	21,136,314
Winnebago Industries, Inc.	4,865,000	4,355,148
		84,826,995
BANKS — 0.2%
BofA Finance LLC	7,300,000	7,203,713
BIOTECHNOLOGY — 2.4%
Alnylam Pharmaceuticals, Inc. (b) (c)	14,053,000	23,170,305
Alnylam Pharmaceuticals, Inc. (a) (c)	9,143,000	9,079,365
Bridgebio Pharma, Inc. (a) (b)	8,911,000	11,847,174
Cytokinetics, Inc. (a) (b)	8,892,000	10,140,259
Guardant Health, Inc. (b)	8,375,000	10,887,416
Halozyme Therapeutics, Inc.	9,157,000	12,887,379
Immunocore Holdings PLC (b)	5,216,000	4,701,494
Ionis Pharmaceuticals, Inc. (b)	8,100,000	11,158,803
Ligand Pharmaceuticals, Inc. (a)	6,420,000	7,234,762
Sarepta Therapeutics, Inc. (b) (c)	5,905,000	5,172,898
Sarepta Therapeutics, Inc. (a) (c)	8,150,000	6,514,295
		112,794,150
BUILDING PRODUCTS — 0.2%
Meritage Homes Corp. (b)	7,570,000	7,746,987
COMMERCIAL SERVICES & SUPPLIES — 4.7%
Affirm Holdings, Inc. (a) (b)	12,067,000	13,111,761
Alarm.com Holdings, Inc.	7,078,000	6,799,339
Bitdeer Technologies Group (a) (c)	5,522,000	7,524,001
Cleanspark, Inc. (a)	8,661,000	10,717,988
Core Scientific, Inc. (a) (c)	6,420,000	11,524,028
Core Scientific, Inc. (a) (b) (c)	8,677,000	9,723,967
Euronet Worldwide, Inc. (a)	13,355,000	12,855,790
Global Payments, Inc. (b)	26,787,000	24,491,354
Hertz Corp. (a)	4,940,000	4,986,387
IREN Ltd. (a) (c)	6,180,000	18,114,878
MARA Holdings, Inc. (a) (c)	13,075,000	13,159,072
MARA Holdings, Inc. (a) (c)	11,840,000	11,300,214
MARA Holdings, Inc. (a) (c)	15,198,000	16,367,790
Riot Platforms, Inc. (a)	7,400,000	11,306,534

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
Shift4 Payments, Inc.	8,481,000	$8,343,184
Terawulf, Inc. (a) (c)	6,932,000	11,174,176
Terawulf, Inc. (a) (c)	13,850,000	16,555,874
Tetra Tech, Inc.	8,350,000	8,995,205
		217,051,542
COMMUNICATIONS EQUIPMENT — 0.9%
Applied Digital Corp. (a)	6,162,000	15,483,196
InterDigital, Inc.	6,341,000	28,364,371
		43,847,567
CONSTRUCTION & ENGINEERING — 0.2%
Granite Construction, Inc. (c)	4,500,000	6,899,580
CONSTRUCTION MATERIALS — 0.6%
Bloom Energy Corp. (c)	7,026,000	29,143,005
ELECTRIC UTILITIES — 3.1%
Alliant Energy Corp. (a) (c)	7,321,000	7,550,367
FirstEnergy Corp. (a) (b) (c)	17,844,000	19,001,005
FirstEnergy Corp. (a) (c)	15,800,000	17,061,472
Pinnacle West Capital Corp.	7,443,000	8,019,758
Southern Co. (a) (c)	21,727,000	22,040,303
Southern Co. (c)	15,935,000	17,731,831
TXNM Energy, Inc.	7,014,000	9,160,635
WEC Energy Group, Inc. (c)	11,909,000	14,274,365
WEC Energy Group, Inc. (c)	11,277,000	13,845,901
WEC Energy Group, Inc. (a) (c)	12,261,000	12,683,146
		141,368,783
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Itron, Inc. (b)	10,821,000	12,437,225
Mirion Technologies, Inc. (a) (c)	5,430,000	6,718,973
Mirion Technologies, Inc. (a) (c)	988,000	1,062,337
		20,218,535
ENERGY EQUIPMENT & SERVICES — 0.2%
Golar LNG Ltd. (a)	8,000,000	8,083,840
ENTERTAINMENT — 1.0%
Live Nation Entertainment, Inc. (b) (c)	13,387,000	21,687,208
Live Nation Entertainment, Inc. (a) (b) (c)	14,876,000	16,540,475
Marriott Vacations Worldwide Corp.	7,745,000	7,418,703
		45,646,386
FINANCIAL SERVICES — 3.5%
Coinbase Global, Inc. (b) (c)	18,137,000	20,124,997
Coinbase Global, Inc. (b) (c)	17,053,000	21,421,296
Coinbase Global, Inc. (a) (c)	19,271,000	20,548,475
Coinbase Global, Inc. (a) (c)	20,248,000	22,373,837
JPMorgan Chase Financial Co. LLC	4,710,000	5,458,136
Qfin Holdings, Inc. (a)	9,515,000	8,355,502
SoFi Technologies, Inc. (a)	12,056,000	34,310,050
Upstart Holdings, Inc. (a) (c)	6,126,000	8,575,114
Upstart Holdings, Inc. (a) (c)	6,146,000	5,765,870
Security Description	Shares	Value
Upstart Holdings, Inc. (a) (c)	9,890,000	$8,934,527
WisdomTree, Inc. (a)	5,930,000	6,343,795
		162,211,599
FOOD PRODUCTS — 0.2%
Post Holdings, Inc.	6,866,000	7,724,456
GAS UTILITIES — 0.3%
UGI Corp.	9,013,000	11,553,765
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Alphatec Holdings, Inc. (a)	5,438,000	6,480,682
CONMED Corp.	11,125,000	10,600,456
Enovis Corp.	6,533,000	6,441,081
Envista Holdings Corp.	6,830,000	6,443,764
Exact Sciences Corp. (a) (c)	7,719,000	7,992,175
Exact Sciences Corp. (a) (b) (c)	9,550,000	8,918,267
Integer Holdings Corp. (a)	14,167,000	13,725,415
iRhythm Technologies, Inc. (b)	9,291,000	12,766,113
Lantheus Holdings, Inc.	7,120,000	7,480,272
Merit Medical Systems, Inc. (a)	10,051,000	11,723,386
Oscar Health, Inc. (a)	5,420,000	5,981,620
Repligen Corp.	8,262,000	8,313,307
TransMedics Group, Inc.	6,381,000	8,994,658
		115,861,196
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Haemonetics Corp. (b)	9,919,000	9,150,377
HOTELS, RESTAURANTS & LEISURE — 0.8%
NCL Corp. Ltd. (a) (b) (c)	4,900,000	5,752,208
NCL Corp. Ltd. (a) (c)	18,820,000	18,934,802
Peloton Interactive, Inc.	4,740,000	10,556,644
		35,243,654
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands, Inc.	4,336,000	4,027,233
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.0%
Alliant Energy Corp. (c)	8,145,000	8,765,486
Array Technologies, Inc.	4,404,000	3,828,970
CenterPoint Energy, Inc. (c)	13,100,000	14,530,389
CenterPoint Energy, Inc. (a) (c)	13,850,000	14,060,936
CMS Energy Corp.	10,373,000	11,367,148
Duke Energy Corp.	23,178,000	24,855,392
Evergy, Inc.	18,725,000	23,469,728
FirstEnergy Corp. (c)	4,035,000	4,199,668
Fluence Energy, Inc. (a) (b)	5,435,000	4,592,086
Fluor Corp. (b)	8,008,000	9,508,619
Granite Construction, Inc. (c)	5,475,000	13,212,872
NextEra Energy Capital Holdings, Inc. (b)	13,910,000	16,444,680
Ormat Technologies, Inc.	5,380,000	6,500,815
PG&E Corp.	29,619,000	30,015,598
PPL Capital Funding, Inc.	13,510,000	15,434,770
Southern Co. (c)	13,358,000	15,059,008
Sunrun, Inc.	6,525,000	8,814,753
XPLR Infrastructure LP (a) (b)	6,275,000	6,150,567
		230,811,485

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 10.5%
Alibaba Group Holding Ltd.	67,760,000	$124,579,470
DoorDash, Inc. (a)	37,579,000	42,754,756
Etsy, Inc. (c)	12,870,000	11,438,470
Etsy, Inc. (a) (b) (c)	9,585,000	10,512,540
Hims & Hers Health, Inc. (a)	13,594,000	15,287,404
JD.com, Inc. (b)	27,075,000	29,099,127
Lyft, Inc. (b) (c)	6,379,000	8,265,781
Lyft, Inc. (a) (c)	6,942,000	8,386,561
MakeMyTrip Ltd. (a)	19,600,000	20,232,884
Sea Ltd.	15,683,000	30,964,672
Snap, Inc. (c)	7,175,000	6,417,966
Snap, Inc. (b) (c)	9,925,000	8,528,255
Spotify USA, Inc.	20,620,000	28,230,430
Trip.com Group Ltd.	19,882,000	25,360,684
Trump Media & Technology Group Corp. (a)	10,850,000	10,177,517
Uber Technologies, Inc. (c)	23,810,000	35,039,272
Uber Technologies, Inc. (a) (c)	16,096,000	17,179,905
Upwork, Inc.	5,139,000	4,983,648
Wayfair, Inc. (c)	8,987,000	13,604,341
Wayfair, Inc. (c)	8,256,000	17,118,898
Wix.com Ltd. (a)	15,804,000	17,285,941
		485,448,522
INVESTMENT COMPANY SECURITIES — 1.1%
Bitdeer Technologies Group (a) (c)	4,900,000	6,680,170
Cipher Mining, Inc. (a)	14,829,000	16,300,927
IREN Ltd. (a) (c)	7,436,000	26,655,829
		49,636,926
IT SERVICES — 7.1%
CyberArk Software Ltd. (a) (b)	16,922,000	18,808,465
Lumentum Holdings, Inc. (b) (c)	11,650,000	16,266,312
Lumentum Holdings, Inc. (c)	8,650,000	20,903,936
Lumentum Holdings, Inc. (a) (c)	16,290,000	18,691,635
Parsons Corp. (b)	11,375,000	12,984,107
Rubrik, Inc. (a)	15,495,000	15,715,029
Seagate HDD Cayman	20,445,000	58,594,348
Super Micro Computer, Inc. (c)	22,225,000	22,448,583
Super Micro Computer, Inc. (a) (c)	10,300,000	11,632,717
Super Micro Computer, Inc. (a) (c)	31,210,000	34,451,471
Varonis Systems, Inc.	5,995,000	6,485,631
Western Digital Corp.	21,865,000	70,034,907
Zscaler, Inc. (a)	23,699,000	23,527,182
		330,544,323
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Carnival Corp. (b)	15,375,000	34,309,466
MACHINERY — 2.3%
Axon Enterprise, Inc.	3,900,000	12,256,530
Bloom Energy Corp. (c)	8,510,000	38,603,317
Greenbrier Cos., Inc.	5,176,000	5,543,185
JBT Marel Corp. (c)	5,367,000	5,424,642
Security Description	Shares	Value
JBT Marel Corp. (a) (c)	7,954,000	$7,745,685
MP Materials Corp. (a)	11,675,000	37,196,784
		106,770,143
MEDIA — 2.0%
Centrus Energy Corp. (a) (c)	5,682,000	18,578,663
Centrus Energy Corp. (a) (c)	10,520,000	16,281,278
Liberty Broadband Corp. (a)	13,208,000	13,029,692
Liberty Media Corp. (a)	15,504,000	25,295,086
Liberty Media Corp.-Liberty Formula One	6,708,000	8,898,497
Sirius XM Holdings, Inc. (b)	8,259,000	8,648,825
		90,732,041
METALS & MINING — 0.2%
B2Gold Corp. (a)	6,178,000	10,446,565
OFFICE ELECTRONICS — 1.0%
Advanced Energy Industries, Inc.	7,825,000	10,834,573
Avnet, Inc. (a)	8,943,000	9,046,471
Enovix Corp. (a)	4,940,000	5,873,166
OSI Systems, Inc.	4,444,000	6,412,159
Vishay Intertechnology, Inc.	10,475,000	9,508,786
Xerox Holdings Corp.	5,925,000	2,870,603
		44,545,758
OIL, GAS & CONSUMABLE FUELS — 0.2%
Kosmos Energy Ltd.	5,270,000	3,372,010
Northern Oil & Gas, Inc.	6,629,000	6,650,080
		10,022,090
PERSONAL CARE PRODUCTS — 0.2%
Oddity Finance LLC (a) (b)	8,500,000	8,578,370
PHARMACEUTICALS — 0.9%
Ascendis Pharma AS	8,204,000	11,174,915
Dexcom, Inc.	16,910,000	15,418,031
Jazz Investments I Ltd. (b)	13,737,000	16,344,969
		42,937,915
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Digital Realty Trust LP (a) (b)	15,959,000	16,778,495
Federal Realty OP LP (a) (b)	6,517,000	6,625,117
HAT Holdings I LLC/HAT Holdings II LLC (a)	5,039,000	6,306,409
Rexford Industrial Realty LP (a) (c)	7,887,000	7,914,210
Rexford Industrial Realty LP (a) (b) (c)	7,937,000	8,019,545
Starwood Property Trust, Inc.	5,200,000	5,504,980
Ventas Realty LP	11,498,000	14,795,856
Welltower OP LLC (a) (c)	13,757,000	25,759,020
Welltower OP LLC (a) (b) (c)	14,332,000	21,028,197
		112,731,829
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Boston Properties LP (a)	13,325,000	13,285,158
Pebblebrook Hotel Trust (a)	5,440,000	5,357,149
		18,642,307

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Camtek Ltd. (a)	6,927,000	$7,787,472
Microchip Technology, Inc.	17,270,000	16,767,270
MKS, Inc.	18,687,000	20,516,457
Nova Ltd. (a)	10,066,000	12,103,459
ON Semiconductor Corp.	20,370,000	18,909,675
Synaptics, Inc. (a) (b)	6,122,000	6,047,924
		82,132,257
SOFTWARE — 12.9%
Akamai Technologies, Inc. (c)	17,575,000	16,525,069
Akamai Technologies, Inc. (a) (c)	23,091,000	23,226,775
Bentley Systems, Inc.	8,150,000	7,679,663
Bill Holdings, Inc. (a)	18,763,000	16,744,852
BlackLine, Inc.	8,691,000	9,017,782
Box, Inc. (b)	6,215,000	6,260,867
Cloudflare, Inc. (c)	16,975,000	21,137,609
Cloudflare, Inc. (a) (c)	27,195,000	30,911,197
Commvault Systems, Inc. (a)	12,340,000	12,762,028
Confluent, Inc.	14,461,000	13,662,897
CSG Systems International, Inc.	5,337,000	5,952,997
Datadog, Inc. (a) (b)	13,954,000	13,834,275
DigitalOcean Holdings, Inc. (b) (c)	4,407,000	4,155,052
DigitalOcean Holdings, Inc. (a) (c)	8,890,000	9,862,121
Evolent Health, Inc.	5,610,000	4,525,868
Five9, Inc. (b)	9,925,000	8,804,070
Guidewire Software, Inc. (a) (b)	9,171,000	10,694,487
Jamf Holding Corp.	5,305,000	5,084,312
Nebius Group NV (a) (c)	6,920,000	15,879,393
Nebius Group NV (a) (c)	6,920,000	16,098,273
Nebius Group NV (a) (c)	21,240,000	24,697,660
Nebius Group NV (a) (c)	21,240,000	24,879,049
Nutanix, Inc. (c)	6,279,000	8,686,620
Nutanix, Inc. (a) (c)	12,106,000	13,629,903
PagerDuty, Inc.	4,535,000	4,431,330
Planet Labs PBC (a)	6,458,000	8,718,171
Progress Software Corp. (c)	4,310,000	4,300,690
Progress Software Corp. (b) (c)	6,440,000	6,475,549
Snowflake, Inc. (c)	15,888,000	24,123,068
Snowflake, Inc. (c)	15,269,000	23,908,200
Strategy, Inc. (a) (c)	40,575,000	36,416,874
Strategy, Inc. (c)	11,052,000	24,758,580
Strategy, Inc. (c)	8,394,000	13,206,784
Strategy, Inc. (a) (c)	26,890,000	28,017,229
Strategy, Inc. (c)	10,713,000	19,089,923
Strategy, Inc. (c)	13,606,000	25,691,529
Tempus AI, Inc. (a) (b)	9,864,000	12,385,633
Tyler Technologies, Inc.	8,477,000	9,331,736
Unity Software, Inc. (c)	6,371,000	6,043,658
Unity Software, Inc. (a) (b) (c)	9,702,000	13,082,274
Workiva, Inc. (b)	9,806,000	9,693,721
		594,387,768
Security Description	Shares	Value
SPECIALTY RETAIL — 1.8%
Cheesecake Factory, Inc. (a)	7,463,000	$7,630,395
Freshpet, Inc. (b)	5,654,000	6,347,802
GameStop Corp. (a) (c)	20,530,000	23,318,590
GameStop Corp. (a) (c)	36,280,000	41,442,281
Guess?, Inc.	4,935,000	4,892,905
		83,631,973
TRANSPORTATION INFRASTRUCTURE — 0.1%
World Kinect Corp.	5,081,000	5,627,817
WATER UTILITIES — 0.3%
American Water Capital Corp.	14,150,000	14,169,527
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
AST SpaceMobile, Inc. (a)	7,893,000	8,214,245
GDS Holdings Ltd. (a)	7,400,000	10,461,454
		18,675,699
TOTAL CONVERTIBLE BONDS (Cost $2,881,837,904)		3,513,509,929
CONVERTIBLE FOREIGN BONDS — 0.2%
BANKS — 0.2%
Barclays Bank PLC 1.00% (Cost $11,444,200)	10,825,000	12,238,962
PREFERRED STOCKS — 5.3%
BANKS — 3.4%
Bank of America Corp. 7.25%, 12/31/2049	41,893	53,623,040
KKR & Co., Inc. 6.25%, 3/1/2028	700,800	36,686,880
Wells Fargo & Co. 7.50%, 12/31/2049	53,768	66,365,305
		156,675,225
FINANCIAL SERVICES — 0.7%
AMG Capital Trust II 5.15%, 10/15/2037	93,148	5,962,841
Apollo Global Management, Inc. 6.75%, 7/31/2026 (b)	393,932	27,685,541
		33,648,382
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	104,096	10,523,065
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	106,590	7,574,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Microchip Technology, Inc. 7.50%, 3/15/2028 (b)	400,280	23,628,528

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 0.3%
Strategy, Inc. 8.00%, 12/31/2049	171,000	$15,680,700
TOTAL PREFERRED STOCKS (Cost $245,249,318)		247,730,185
CONVERTIBLE PREFERRED STOCKS — 6.1%
AEROSPACE & DEFENSE — 2.4%
Boeing Co. 6.00%, 10/15/2027	1,560,950	108,595,291
CHEMICALS — 0.5%
Albemarle Corp. 7.25%, 3/1/2027	634,040	24,017,435
COMMERCIAL SERVICES — 0.3%
Shift4 Payments, Inc. 6.00%, 5/1/2028 (b)	133,200	12,636,684
DIVERSIFIED FINANCIAL SERVICES — 0.4%
ARES Management Corp. Series B, 6.75%, 10/1/2027	405,833	20,165,842
ELECTRIC — 1.5%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (b) (e)	198,116	8,090,265
NextEra Energy, Inc.:
7.23%, 11/1/2027 (b)	410,500	19,305,815
7.30%, 6/1/2027	549,000	27,378,630
PG&E Corp. Series A, 6.00%, 12/1/2027 (b)	416,000	16,382,080
		71,156,790
HEALTH CARE PRODUCTS — 0.2%
Bruker Corp. 6.38%, 9/1/2028	32,610	8,863,398
IT SERVICES — 0.6%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	405,314	27,520,821
RETAIL — 0.2%
QXO, Inc. 5.50%, 5/15/2028	151,900	8,352,981
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $276,023,997)		281,309,242
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	6,675,783	$6,675,783
State Street Navigator Securities Lending Portfolio II (h) (i)	278,697,264	278,697,264
TOTAL SHORT-TERM INVESTMENTS (Cost $285,373,047)		285,373,047
TOTAL INVESTMENTS — 105.8% (Cost $4,275,229,628)		4,893,746,104
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(269,531,586)
NET ASSETS — 100.0%		$4,624,214,518
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Non-income producing security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$553,440,738	$—	$553,440,738
Common Stocks	144,001	—	—	144,001
Convertible Bonds	—	3,513,509,929	—	3,513,509,929
Convertible Foreign Bonds	—	12,238,962	—	12,238,962
Convertible Preferred Stocks	281,309,242	—	—	281,309,242
Preferred Stocks	247,730,185	—	—	247,730,185
Short-Term Investments	285,373,047	—	—	285,373,047
TOTAL INVESTMENTS	$814,556,475	$4,079,189,629	$—	$4,893,746,104

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,364,336	$22,364,336	$147,687,283	$163,375,836	$—	$—	6,675,783	$6,675,783	$96,972
State Street Navigator Securities Lending Portfolio II	231,756,636	231,756,636	550,857,623	503,916,995	—	—	278,697,264	278,697,264	263,975
Total		$254,120,972	$698,544,906	$667,292,831	$—	$—		$285,373,047	$360,947
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.4%
BRAZIL — 4.5%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$186,281
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2026	BRL	5,000,000	849,036
Zero Coupon, 10/1/2026	BRL	12,000,000	1,972,120
Zero Coupon, 4/1/2027	BRL	34,500,000	5,344,216
Zero Coupon, 7/1/2027	BRL	57,000,000	8,575,554
Zero Coupon, 10/1/2027	BRL	22,750,000	3,315,999
Zero Coupon, 1/1/2028	BRL	17,800,000	2,523,077
Zero Coupon, 7/1/2028	BRL	12,000,000	1,602,901
Zero Coupon, 1/1/2029	BRL	60,000,000	7,523,519
Zero Coupon, 7/1/2029	BRL	6,000,000	705,335
Zero Coupon, 1/1/2030	BRL	68,500,000	7,559,548
Zero Coupon, 1/1/2032	BRL	16,000,000	1,353,898
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	58,575,000	10,529,006
10.00%, 1/1/2029	BRL	88,590,000	15,284,356
10.00%, 1/1/2031	BRL	99,000,000	16,268,249
10.00%, 1/1/2033	BRL	34,300,000	5,428,461
10.00%, 1/1/2035	BRL	56,500,000	8,681,336
			97,702,892
CHILE — 3.1%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	1,700,000,000	1,646,584
2.30%, 10/1/2028	CLP	5,555,000,000	5,341,337
2.80%, 10/1/2033	CLP	2,200,000,000	1,885,066
4.50%, 3/1/2026	CLP	1,115,000,000	1,159,038
4.70%, 9/1/2030	CLP	6,805,000,000	6,883,762
4.90%, 11/1/2027	CLP	1,400,000,000	1,461,987
5.00%, 10/1/2028	CLP	4,780,000,000	4,962,293
5.00%, 3/1/2035	CLP	6,000,000,000	5,981,875
5.10%, 7/15/2050	CLP	4,970,000,000	4,769,780
5.30%, 11/1/2037	CLP	6,840,000,000	6,877,124
5.80%, 10/1/2029	CLP	7,020,000,000	7,431,229
5.80%, 10/1/2034	CLP	1,250,000,000	1,319,491
6.00%, 4/1/2033	CLP	8,730,000,000	9,317,466
6.00%, 1/1/2043	CLP	4,795,000,000	5,152,338
Security Description		Principal Amount	Value
6.10%, 4/1/2056	CLP	600,000,000	$656,944
6.20%, 10/1/2040	CLP	590,000,000	643,880
7.00%, 5/1/2034	CLP	670,000,000	763,653
			66,253,847
CHINA — 12.2%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	1,058,179
4.88%, 2/9/2028	CNY	3,000,000	451,683
China Government Bonds:
1.06%, 12/15/2026	CNY	20,000,000	2,797,318
1.38%, 6/15/2027	CNY	24,000,000	3,368,419
1.42%, 11/15/2027	CNY	15,000,000	2,105,089
1.42%, 8/15/2028	CNY	25,000,000	3,500,235
1.43%, 1/25/2030	CNY	40,000,000	5,575,257
1.45%, 2/25/2028	CNY	40,000,000	5,618,211
1.46%, 5/25/2028	CNY	30,000,000	4,215,584
1.55%, 7/25/2030	CNY	25,000,000	3,500,938
1.59%, 3/15/2027	CNY	30,000,000	4,223,783
1.61%, 2/15/2035	CNY	33,000,000	4,542,486
1.62%, 8/15/2027	CNY	10,000,000	1,408,947
1.65%, 5/15/2035	CNY	15,000,000	2,071,855
1.67%, 5/25/2035	CNY	33,000,000	4,579,953
1.74%, 10/15/2029	CNY	27,000,000	3,816,516
1.79%, 3/25/2032	CNY	30,000,000	4,227,824
1.83%, 8/25/2035	CNY	23,000,000	3,216,436
1.85%, 5/15/2027	CNY	15,000,000	2,120,488
1.87%, 9/15/2031	CNY	10,000,000	1,414,143
1.91%, 7/15/2029	CNY	25,000,000	3,554,660
1.92%, 1/15/2055	CNY	10,000,000	1,300,113
2.04%, 2/25/2027	CNY	33,000,000	4,674,446
2.04%, 11/25/2034	CNY	5,000,000	713,885
2.05%, 4/15/2029	CNY	40,000,000	5,710,402
2.11%, 8/25/2034	CNY	21,000,000	3,013,800
2.12%, 6/25/2031	CNY	20,000,000	2,868,992
2.27%, 5/25/2034	CNY	30,000,000	4,354,644
2.28%, 3/25/2031	CNY	20,000,000	2,891,715
2.35%, 2/25/2034	CNY	20,000,000	2,920,644
2.37%, 1/20/2027	CNY	18,500,000	2,630,392
2.37%, 1/15/2029	CNY	25,000,000	3,604,137
2.39%, 11/15/2026	CNY	20,000,000	2,840,255
2.40%, 7/15/2028	CNY	21,000,000	3,023,750
2.44%, 10/15/2027	CNY	15,000,000	2,145,264
2.48%, 4/15/2027	CNY	15,000,000	2,140,847
2.48%, 9/25/2028	CNY	10,000,000	1,444,857
2.50%, 7/25/2027	CNY	19,000,000	2,713,745
2.52%, 8/25/2033	CNY	18,000,000	2,654,616
2.54%, 12/25/2030	CNY	20,000,000	2,928,321
2.55%, 10/15/2028	CNY	25,000,000	3,620,459
2.60%, 9/15/2030	CNY	12,000,000	1,760,538
2.60%, 9/1/2032	CNY	20,000,000	2,957,961
2.62%, 4/15/2028	CNY	21,000,000	3,033,426
2.62%, 9/25/2029	CNY	20,000,000	2,920,870
2.62%, 6/25/2030	CNY	18,000,000	2,640,992

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.64%, 1/15/2028	CNY	21,000,000	$3,027,213
2.67%, 5/25/2033	CNY	20,000,000	2,978,653
2.67%, 11/25/2033	CNY	20,000,000	2,987,730
2.68%, 5/21/2030	CNY	25,000,000	3,675,411
2.69%, 8/15/2032	CNY	30,000,000	4,455,830
2.75%, 6/15/2029	CNY	14,000,000	2,050,058
2.75%, 2/17/2032	CNY	23,000,000	3,428,232
2.76%, 5/15/2032	CNY	15,000,000	2,239,141
2.79%, 12/15/2029	CNY	20,000,000	2,944,904
2.80%, 3/24/2029	CNY	20,000,000	2,929,586
2.80%, 3/25/2030	CNY	23,000,000	3,397,063
2.80%, 11/15/2032	CNY	15,000,000	2,250,331
2.85%, 6/4/2027	CNY	22,000,000	3,166,463
2.88%, 2/25/2033	CNY	8,000,000	1,210,617
2.89%, 11/18/2031	CNY	20,500,000	3,082,297
2.91%, 10/14/2028	CNY	20,000,000	2,930,347
3.00%, 10/15/2053	CNY	15,000,000	2,431,224
3.01%, 5/13/2028	CNY	8,000,000	1,170,110
3.02%, 5/27/2031	CNY	30,000,000	4,532,231
3.12%, 12/5/2026	CNY	27,600,000	3,964,018
3.12%, 10/25/2052	CNY	9,000,000	1,476,254
3.13%, 11/21/2029	CNY	20,000,000	2,992,176
3.25%, 11/22/2028	CNY	10,000,000	1,486,984
3.27%, 11/19/2030	CNY	25,000,000	3,816,007
3.27%, 8/22/2046	CNY	10,000,000	1,637,620
3.27%, 3/25/2073	CNY	5,000,000	896,245
3.28%, 12/3/2027	CNY	20,400,000	2,986,669
3.29%, 5/23/2029	CNY	24,600,000	3,688,393
3.32%, 4/15/2052	CNY	5,000,000	846,603
3.39%, 3/16/2050	CNY	15,000,000	2,541,781
3.40%, 7/15/2072	CNY	10,000,000	1,847,787
3.48%, 11/21/2066	CNY	6,700,000	1,227,957
3.52%, 5/4/2027	CNY	5,000,000	728,233
3.52%, 4/25/2046	CNY	5,000,000	853,171
3.53%, 10/18/2051	CNY	7,000,000	1,226,502
3.54%, 8/16/2028	CNY	10,000,000	1,494,978
3.72%, 4/12/2051	CNY	20,000,000	3,612,737
3.73%, 5/25/2070	CNY	25,000,000	4,904,050
3.74%, 9/22/2035	CNY	7,800,000	1,308,700
3.74%, 10/20/2045	CNY	3,000,000	528,510
3.76%, 3/22/2071	CNY	21,000,000	4,161,540
3.77%, 2/20/2047	CNY	8,000,000	1,408,843
3.81%, 9/14/2050	CNY	17,000,000	3,067,955
3.86%, 7/22/2049	CNY	15,000,000	2,713,973
3.96%, 7/29/2040	CNY	8,000,000	1,402,552
3.97%, 7/23/2048	CNY	8,000,000	1,462,702
4.00%, 6/24/2069	CNY	9,000,000	1,861,035
4.05%, 7/24/2047	CNY	8,000,000	1,472,412
4.08%, 3/1/2040	CNY	5,000,000	889,099
4.08%, 10/22/2048	CNY	15,300,000	2,857,549
4.09%, 4/27/2035	CNY	1,000,000	171,333
4.22%, 3/19/2048	CNY	8,000,000	1,511,114
4.28%, 10/23/2047	CNY	3,250,000	616,555
4.50%, 6/23/2041	CNY	11,000,000	2,074,039
4.63%, 8/11/2034	CNY	7,000,000	1,237,930
Security Description		Principal Amount	Value
4.76%, 9/16/2043	CNY	2,000,000	$395,222
			265,133,744
COLOMBIA — 3.5%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	1,750,520
Colombia TES:
5.75%, 11/3/2027	COP	5,700,000,000	1,360,089
6.00%, 4/28/2028	COP	36,441,000,000	8,517,597
6.25%, 7/9/2036	COP	13,200,000,000	2,326,711
7.00%, 3/26/2031	COP	28,650,000,000	6,085,573
7.00%, 6/30/2032	COP	24,260,000,000	4,956,069
7.25%, 10/18/2034	COP	26,825,000,000	5,281,330
7.25%, 10/26/2050	COP	31,100,000,000	5,103,167
7.75%, 9/18/2030	COP	20,700,000,000	4,673,266
9.25%, 5/28/2042	COP	39,800,000,000	8,285,490
11.00%, 8/22/2029	COP	16,600,000,000	4,279,527
11.50%, 7/25/2046	COP	36,600,000,000	9,011,990
11.75%, 1/24/2035	COP	5,600,000,000	1,422,873
12.75%, 11/28/2040	COP	6,300,000,000	1,681,674
13.25%, 2/9/2033	COP	43,080,000,000	11,883,080
			76,618,956
CZECH REPUBLIC — 3.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	71,750,000	2,955,268
0.25%, 2/10/2027	CZK	117,930,000	5,452,569
0.95%, 5/15/2030	CZK	99,780,000	4,205,007
1.20%, 3/13/2031	CZK	161,790,000	6,705,520
1.50%, 4/24/2040	CZK	72,660,000	2,306,433
1.75%, 6/23/2032	CZK	142,500,000	5,878,914
1.95%, 7/30/2037	CZK	40,600,000	1,479,460
2.00%, 10/13/2033	CZK	142,350,000	5,747,570
2.50%, 8/25/2028	CZK	174,400,000	8,134,850
2.75%, 7/23/2029	CZK	154,350,000	7,161,205
3.00%, 3/3/2033	CZK	60,700,000	2,677,439
3.50%, 5/30/2035	CZK	101,500,000	4,509,005
3.60%, 6/3/2036	CZK	52,000,000	2,297,985
4.00%, 4/4/2044	CZK	8,000,000	344,672
4.20%, 12/4/2036	CZK	78,180,000	3,632,993
4.25%, 10/24/2034	CZK	14,000,000	663,727
4.50%, 11/11/2032	CZK	117,000,000	5,707,759
4.85%, 11/26/2057	CZK	22,300,000	1,038,056
4.90%, 4/14/2034	CZK	116,350,000	5,780,622
5.00%, 9/30/2030	CZK	114,270,000	5,746,034
5.50%, 12/12/2028	CZK	17,000,000	864,536
5.75%, 3/29/2029	CZK	27,900,000	1,432,234
6.20%, 6/16/2031	CZK	20,000,000	1,067,128
			85,788,986
HUNGARY — 3.1%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	1,732,430,000	4,493,590
2.25%, 4/20/2033	HUF	1,971,200,000	4,401,031

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 6/22/2034	HUF	445,900,000	$950,826
2.75%, 12/22/2026	HUF	77,600,000	225,030
3.00%, 10/27/2027	HUF	2,368,170,000	6,699,596
3.00%, 8/21/2030	HUF	2,405,000,000	6,246,097
3.00%, 10/27/2038	HUF	1,588,160,000	3,179,895
3.00%, 4/25/2041	HUF	671,300,000	1,250,719
3.25%, 10/22/2031	HUF	3,030,870,000	7,716,959
4.50%, 3/23/2028	HUF	2,299,300,000	6,641,973
4.50%, 5/27/2032 (a)	HUF	890,000,000	2,378,581
4.75%, 11/24/2032	HUF	1,727,700,000	4,645,110
6.75%, 10/22/2028	HUF	3,311,590,000	10,082,846
7.00%, 10/24/2035 (a)	HUF	1,050,000,000	3,195,588
9.50%, 10/21/2026	HUF	1,930,000,000	6,003,965
			68,111,806
INDIA — 6.7%
India Government Bonds:
5.74%, 11/15/2026	INR	60,000,000	674,638
5.77%, 8/3/2030	INR	380,000,000	4,168,855
5.79%, 5/11/2030	INR	330,000,000	3,629,737
5.85%, 12/1/2030	INR	385,000,000	4,234,174
6.01%, 7/21/2030	INR	82,000,000	915,875
6.10%, 7/12/2031	INR	500,000,000	5,529,702
6.28%, 7/14/2032	INR	115,000,000	1,276,429
6.33%, 5/5/2035	INR	650,000,000	7,193,366
6.45%, 10/7/2029	INR	180,000,000	2,044,477
6.54%, 1/17/2032	INR	500,000,000	5,622,908
6.67%, 12/17/2050	INR	550,000,000	5,795,889
6.75%, 12/23/2029	INR	110,000,000	1,261,817
6.79%, 12/30/2031	INR	200,000,000	2,282,643
6.79%, 10/7/2034	INR	650,000,000	7,368,252
6.79%, 12/2/2034	INR	15,000,000	170,594
6.99%, 12/15/2051	INR	500,000,000	5,495,239
7.02%, 6/18/2031	INR	210,000,000	2,424,646
7.04%, 6/3/2029	INR	116,000,000	1,343,445
7.06%, 4/10/2028	INR	201,000,000	2,318,031
7.10%, 1/27/2028	INR	30,000,000	346,323
7.10%, 4/18/2029	INR	236,000,000	2,737,532
7.10%, 4/8/2034	INR	600,000,000	6,933,379
7.16%, 9/20/2050	INR	350,000,000	3,920,809
7.17%, 4/17/2030	INR	120,000,000	1,395,513
7.18%, 8/14/2033	INR	750,000,000	8,697,783
7.18%, 7/24/2037	INR	550,000,000	6,353,480
7.25%, 11/13/2028	INR	5,000,000	58,224
7.26%, 1/14/2029	INR	195,000,000	2,265,934
7.26%, 8/22/2032	INR	500,000,000	5,836,618
7.26%, 2/6/2033	INR	560,000,000	6,529,437
7.29%, 1/27/2033	INR	15,000,000	175,491
7.30%, 6/19/2053	INR	700,000,000	7,933,140
7.32%, 11/13/2030	INR	205,000,000	2,404,011
7.36%, 9/12/2052	INR	550,000,000	6,280,910
7.37%, 10/23/2028	INR	95,000,000	1,108,758
7.37%, 1/23/2054	INR	17,000,000	194,619
7.38%, 6/20/2027	INR	221,000,000	2,551,778
Security Description		Principal Amount	Value
7.41%, 12/19/2036	INR	550,000,000	$6,476,649
7.54%, 5/23/2036	INR	470,000,000	5,576,870
7.72%, 6/15/2049	INR	290,000,000	3,456,381
			144,984,356
INDONESIA — 5.8%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	50,000,000,000	3,000,420
6.13%, 5/15/2028	IDR	48,750,000,000	2,992,838
6.25%, 6/15/2036	IDR	30,000,000,000	1,782,502
6.38%, 8/15/2028	IDR	64,000,000,000	3,960,050
6.38%, 4/15/2032	IDR	90,000,000,000	5,548,515
6.38%, 7/15/2037	IDR	10,000,000,000	593,978
6.38%, 4/15/2042	IDR	1,700,000,000	96,882
6.50%, 7/15/2030	IDR	46,000,000,000	2,873,585
6.50%, 2/15/2031	IDR	81,700,000,000	5,101,580
6.63%, 5/15/2033	IDR	55,000,000,000	3,366,502
6.63%, 2/15/2034	IDR	50,000,000,000	3,051,980
6.75%, 7/15/2035	IDR	30,000,000,000	1,846,877
6.88%, 4/15/2029	IDR	45,000,000,000	2,829,788
6.88%, 8/15/2051	IDR	30,000,000,000	1,794,131
6.88%, 7/15/2054	IDR	25,000,000,000	1,493,159
7.00%, 5/15/2027	IDR	58,000,000,000	3,584,132
7.00%, 9/15/2030	IDR	75,600,000,000	4,810,909
7.00%, 2/15/2033	IDR	70,000,000,000	4,402,586
7.13%, 6/15/2038	IDR	30,000,000,000	1,859,352
7.13%, 8/15/2040	IDR	13,500,000,000	834,975
7.13%, 6/15/2042	IDR	60,000,000,000	3,695,482
7.13%, 6/15/2043	IDR	42,000,000,000	2,582,528
7.13%, 8/15/2045	IDR	30,000,000,000	1,852,583
7.38%, 5/15/2048	IDR	41,700,000,000	2,622,258
7.50%, 8/15/2032	IDR	31,300,000,000	2,023,334
7.50%, 6/15/2035	IDR	70,600,000,000	4,559,620
7.50%, 5/15/2038	IDR	43,910,000,000	2,810,425
7.50%, 4/15/2040	IDR	75,000,000,000	4,779,478
8.25%, 5/15/2029	IDR	52,150,000,000	3,421,904
8.25%, 6/15/2032	IDR	3,710,000,000	248,366
8.25%, 5/15/2036	IDR	47,090,000,000	3,219,074
8.38%, 3/15/2034	IDR	72,700,000,000	4,951,452
8.38%, 4/15/2039	IDR	40,000,000,000	2,734,113
8.75%, 5/15/2031	IDR	39,050,000,000	2,674,099
8.75%, 2/15/2044	IDR	17,050,000,000	1,218,587
9.00%, 3/15/2029	IDR	50,000,000,000	3,344,795
9.50%, 5/15/2041	IDR	1,000,000,000	74,956
9.75%, 5/15/2037	IDR	1,250,000,000	93,596
10.00%, 2/15/2028	IDR	10,000,000,000	664,171
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	23,571,000,000	1,438,578
6.00%, 1/15/2027	IDR	40,000,000,000	2,424,811
6.10%, 2/15/2037	IDR	2,000,000,000	116,959
6.38%, 3/15/2034	IDR	87,522,000,000	5,193,557
6.50%, 6/15/2039	IDR	10,000,000,000	594,232
6.63%, 9/15/2029	IDR	10,000,000,000	618,145
6.63%, 7/15/2041	IDR	2,000,000,000	119,735

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
6.75%, 6/15/2047	IDR	56,875,000,000	$3,386,171
6.88%, 12/15/2049	IDR	35,000,000,000	2,096,094
7.75%, 10/15/2046	IDR	23,000,000,000	1,525,811
8.88%, 11/15/2031	IDR	64,200,000,000	4,350,228
			125,259,883
ISRAEL — 4.0%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	26,500,000	7,068,505
1.30%, 4/30/2032	ILS	34,600,000	8,851,489
1.50%, 5/31/2037	ILS	36,850,000	8,365,454
2.00%, 3/31/2027	ILS	26,175,000	7,702,648
2.25%, 9/28/2028	ILS	24,376,000	7,034,894
2.80%, 11/29/2052	ILS	18,500,000	4,023,795
3.75%, 9/30/2027	ILS	20,500,000	6,179,089
3.75%, 2/28/2029	ILS	31,080,000	9,357,282
3.75%, 3/31/2047	ILS	20,512,000	5,577,606
4.00%, 3/30/2035	ILS	25,000,000	7,506,716
4.60%, 8/31/2029	ILS	6,700,000	2,071,630
5.50%, 1/31/2042	ILS	21,860,000	7,499,879
6.25%, 10/30/2026	ILS	16,625,000	5,152,580
			86,391,567
MALAYSIA — 6.0%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	18,720,000	4,290,362
3.48%, 7/2/2035	MYR	1,000,000	237,919
3.50%, 5/31/2027	MYR	13,070,000	3,128,552
3.52%, 4/20/2028	MYR	13,480,000	3,232,542
3.58%, 7/15/2032	MYR	10,080,000	2,417,667
3.73%, 6/15/2028	MYR	8,390,000	2,023,658
3.76%, 5/22/2040	MYR	7,650,000	1,823,493
3.83%, 7/5/2034	MYR	6,110,000	1,489,770
3.84%, 4/15/2033	MYR	7,860,000	1,908,844
3.89%, 3/15/2027	MYR	600,000	144,434
3.89%, 8/15/2029	MYR	12,805,000	3,114,956
3.90%, 11/30/2026	MYR	10,605,000	2,550,542
3.90%, 11/16/2027	MYR	5,770,000	1,394,130
3.92%, 7/15/2055	MYR	2,000,000	472,472
4.05%, 4/18/2039	MYR	10,000,000	2,468,956
4.07%, 6/15/2050	MYR	13,440,000	3,263,064
4.13%, 4/15/2032	MYR	800,000	197,726
4.18%, 5/16/2044	MYR	4,000,000	994,426
4.23%, 6/30/2031	MYR	3,000,000	744,959
4.25%, 5/31/2035	MYR	7,255,000	1,835,396
4.46%, 3/31/2053	MYR	8,980,000	2,294,709
4.50%, 4/30/2029	MYR	7,300,000	1,807,307
4.50%, 4/15/2030	MYR	17,000,000	4,249,855
4.64%, 11/7/2033	MYR	25,910,000	6,640,793
4.70%, 10/15/2042	MYR	11,440,000	3,030,221
4.74%, 3/15/2046	MYR	9,075,000	2,409,193
4.76%, 4/7/2037	MYR	8,080,000	2,124,555
4.89%, 6/8/2038	MYR	14,370,000	3,850,325
4.92%, 7/6/2048	MYR	9,860,000	2,708,791
Security Description		Principal Amount	Value
4.94%, 9/30/2043	MYR	5,000,000	$1,361,210
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	9,180,000	2,195,542
3.45%, 7/15/2036	MYR	10,350,000	2,433,316
3.47%, 10/15/2030	MYR	5,252,000	1,258,507
3.60%, 7/31/2028	MYR	17,160,000	4,125,062
3.61%, 4/30/2035	MYR	5,800,000	1,391,501
3.78%, 5/31/2045	MYR	1,000,000	235,454
3.80%, 10/8/2031	MYR	8,300,000	2,018,667
3.97%, 7/16/2040	MYR	3,000,000	734,083
4.07%, 9/30/2026	MYR	10,781,000	2,590,962
4.12%, 11/30/2034	MYR	11,000,000	2,736,768
4.13%, 7/9/2029	MYR	8,500,000	2,084,963
4.19%, 10/7/2032	MYR	11,000,000	2,737,453
4.25%, 9/30/2030	MYR	12,600,000	3,126,742
4.26%, 7/26/2027	MYR	11,480,000	2,785,202
4.28%, 3/23/2054	MYR	10,200,000	2,534,827
4.29%, 8/14/2043	MYR	14,580,000	3,678,536
4.37%, 10/31/2028	MYR	13,000,000	3,195,911
4.42%, 9/30/2041	MYR	9,280,000	2,382,074
4.47%, 9/15/2039	MYR	12,376,000	3,179,631
4.58%, 8/30/2033	MYR	18,400,000	4,695,952
4.64%, 11/15/2049	MYR	10,000,000	2,616,783
4.66%, 3/31/2038	MYR	8,720,000	2,288,152
4.72%, 6/15/2033	MYR	5,200,000	1,337,445
4.76%, 8/4/2037	MYR	3,300,000	870,493
4.79%, 10/31/2035	MYR	810,000	212,975
4.90%, 5/8/2047	MYR	1,750,000	476,527
5.36%, 5/15/2052	MYR	15,000,000	4,348,931
			130,483,286
MEXICO — 4.5%
Mexico Bonos:
5.50%, 3/4/2027	MXN	55,409,300	2,940,243
7.00%, 9/3/2026	MXN	10,000,000	542,539
7.50%, 6/3/2027	MXN	134,250,700	7,316,727
7.50%, 5/26/2033	MXN	138,560,000	7,135,434
7.75%, 5/29/2031	MXN	131,716,800	7,000,874
7.75%, 11/23/2034	MXN	151,508,100	7,817,347
7.75%, 11/13/2042	MXN	166,089,600	7,880,253
8.00%, 5/24/2035	MXN	40,000,000	2,074,634
8.00%, 2/21/2036	MXN	8,000,000	412,291
8.00%, 11/7/2047	MXN	99,050,800	4,738,553
8.00%, 7/31/2053	MXN	117,000,000	5,549,371
8.50%, 3/2/2028	MXN	52,800,000	2,920,827
8.50%, 3/1/2029	MXN	185,000,000	10,220,865
8.50%, 5/31/2029	MXN	151,446,300	8,365,751
8.50%, 2/28/2030	MXN	87,500,000	4,820,865
8.50%, 11/18/2038	MXN	70,630,000	3,700,500
10.00%, 11/20/2036	MXN	5,180,000	305,753
Mexico Cetes:
Zero Coupon, 4/16/2026	MXN	35,000,000	1,833,959
Zero Coupon, 8/6/2026	MXN	70,000,000	3,583,167

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 1/21/2027	MXN	112,000,000	$5,537,971
Zero Coupon, 3/18/2027	MXN	40,000,000	1,954,213
			96,652,137
PERU — 3.1%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	9,400,000	2,401,086
5.40%, 8/12/2034	PEN	10,775,000	3,008,906
5.94%, 2/12/2029	PEN	2,765,000	836,518
6.15%, 8/12/2032	PEN	29,457,000	9,010,038
6.71%, 2/12/2055	PEN	6,500,000	1,902,921
6.85%, 8/12/2035	PEN	17,275,000	5,260,508
6.85%, 2/12/2042	PEN	9,200,000	2,725,412
6.90%, 8/12/2037	PEN	40,275,000	12,126,910
6.95%, 8/12/2031	PEN	33,720,000	10,781,194
7.30%, 8/12/2033	PEN	28,350,000	9,119,841
7.60%, 8/12/2039	PEN	29,040,000	9,155,533
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	139,060
			66,467,927
PHILIPPINES — 4.0%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,309,785
3.63%, 4/22/2028	PHP	250,000,000	4,089,913
3.63%, 3/21/2033	PHP	43,150,000	636,604
3.75%, 8/12/2028	PHP	230,000,000	3,747,294
4.00%, 7/22/2031	PHP	227,000,000	3,527,041
4.63%, 9/9/2040	PHP	156,500,000	2,248,843
4.75%, 5/4/2027	PHP	206,950,000	3,513,480
4.88%, 1/20/2032	PHP	190,000,000	3,065,763
5.13%, 7/15/2041	PHP	10,000,000	150,409
5.25%, 5/18/2037	PHP	48,800,000	781,145
6.00%, 4/27/2030	PHP	50,000,000	862,575
6.13%, 1/18/2031	PHP	80,000,000	1,385,605
6.13%, 10/24/2037	PHP	67,000,000	1,154,005
6.25%, 3/22/2028	PHP	127,700,000	2,222,843
6.25%, 1/25/2034	PHP	166,000,000	2,893,986
6.25%, 2/28/2044	PHP	80,000,000	1,341,735
6.38%, 7/27/2030	PHP	345,000,000	6,042,209
6.38%, 4/28/2035	PHP	370,000,000	6,524,094
6.38%, 1/30/2050	PHP	40,000,000	677,347
6.50%, 5/19/2029	PHP	157,000,000	2,763,552
6.50%, 2/22/2038	PHP	40,000,000	706,675
6.63%, 8/17/2033	PHP	130,000,000	2,315,879
6.75%, 9/15/2032	PHP	360,000,000	6,467,426
6.75%, 1/24/2039	PHP	117,700,000	2,113,398
6.88%, 1/10/2029	PHP	293,000,000	5,196,941
6.88%, 5/23/2044	PHP	140,000,000	2,501,895
7.00%, 10/13/2029	PHP	100,000,000	1,787,323
7.25%, 6/23/2032	PHP	61,000,000	1,121,222
Security Description		Principal Amount	Value
8.00%, 7/19/2031	PHP	274,237,338	$5,181,164
8.00%, 9/30/2035	PHP	108,000,000	2,117,431
8.13%, 12/16/2035	PHP	198,800,000	3,930,690
8.13%, 11/24/2042	PHP	95,000,000	1,940,045
9.25%, 11/5/2034	PHP	100,000,000	2,098,408
			87,416,725
POLAND — 4.3%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	7,900,000	1,973,711
0.25%, 10/25/2026	PLN	5,573,000	1,480,326
1.25%, 10/25/2030	PLN	21,330,000	4,937,494
1.75%, 4/25/2032	PLN	55,600,000	12,521,790
2.50%, 7/25/2027	PLN	23,840,000	6,375,242
2.75%, 4/25/2028	PLN	19,070,000	5,061,376
2.75%, 10/25/2029	PLN	21,450,000	5,502,698
3.75%, 5/25/2027	PLN	21,765,000	5,963,067
4.00%, 4/25/2047	PLN	2,400,000	534,415
4.50%, 7/25/2030	PLN	26,100,000	7,084,682
4.75%, 7/25/2029	PLN	31,000,000	8,576,612
5.00%, 1/25/2030	PLN	8,600,000	2,391,577
5.00%, 10/25/2034	PLN	17,200,000	4,616,390
5.00%, 10/25/2035	PLN	9,000,000	2,393,949
5.75%, 4/25/2029	PLN	29,550,000	8,458,531
6.00%, 10/25/2033	PLN	30,660,000	8,857,793
7.50%, 7/25/2028	PLN	25,540,000	7,603,949
			94,333,602
ROMANIA — 3.5%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,921,935
3.65%, 9/24/2031	RON	17,650,000	3,373,028
4.15%, 1/26/2028	RON	15,750,000	3,409,131
4.15%, 10/24/2030	RON	10,930,000	2,192,888
4.75%, 10/11/2034	RON	25,340,000	4,896,696
4.85%, 7/25/2029	RON	14,500,000	3,079,588
5.00%, 2/12/2029	RON	20,585,000	4,434,611
5.80%, 7/26/2027	RON	17,810,000	4,024,741
6.30%, 4/26/2028	RON	16,600,000	3,745,651
6.30%, 4/25/2029	RON	11,000,000	2,460,163
6.70%, 2/25/2032	RON	28,650,000	6,401,093
6.75%, 4/25/2035	RON	10,000,000	2,227,193
7.10%, 7/31/2034	RON	14,250,000	3,244,780
7.20%, 7/27/2026	RON	4,000,000	926,865
7.20%, 10/28/2026	RON	3,000,000	695,842
7.20%, 5/31/2027	RON	13,000,000	3,009,498
7.20%, 10/30/2033	RON	17,500,000	4,023,640
7.35%, 4/28/2031	RON	10,500,000	2,422,178
7.40%, 4/28/2027	RON	10,500,000	2,437,552
7.50%, 7/27/2033	RON	3,300,000	768,973
7.90%, 2/24/2038	RON	12,500,000	3,022,226
8.00%, 4/29/2030	RON	23,065,000	5,456,502
8.25%, 9/29/2032	RON	13,295,000	3,216,762

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
8.75%, 10/30/2028	RON	15,650,000	$3,753,195
			75,144,731
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	58,241,000	2,673,427
7.00%, 2/28/2031	ZAR	91,667,000	5,034,887
8.00%, 1/31/2030	ZAR	167,325,000	9,732,103
8.25%, 3/31/2032	ZAR	199,627,000	11,414,514
8.50%, 1/31/2037	ZAR	202,227,000	10,783,901
8.75%, 1/31/2044	ZAR	239,056,000	12,047,420
8.75%, 2/28/2048	ZAR	210,035,000	10,502,239
8.88%, 2/28/2035	ZAR	205,325,000	11,673,536
9.00%, 1/31/2040	ZAR	206,340,000	10,944,658
10.50%, 12/21/2026	ZAR	161,980,000	9,711,509
10.88%, 3/31/2038	ZAR	12,000,000	751,970
11.63%, 3/31/2053	ZAR	31,000,000	2,034,224
			97,304,388
SOUTH KOREA — 11.5%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	3,084,581
1.38%, 12/10/2029	KRW	10,000,000,000	6,742,899
1.38%, 6/10/2030	KRW	10,000,000,000	6,687,611
1.50%, 12/10/2026	KRW	4,344,000,000	3,063,266
1.50%, 12/10/2030	KRW	8,000,000,000	5,342,265
1.50%, 9/10/2036	KRW	6,003,000,000	3,688,008
1.50%, 9/10/2040	KRW	5,000,000,000	2,927,764
1.50%, 3/10/2050	KRW	14,730,000,000	7,898,924
1.63%, 9/10/2070	KRW	7,050,000,000	3,571,036
1.88%, 6/10/2029	KRW	7,280,000,000	5,040,353
1.88%, 9/10/2041	KRW	4,000,000,000	2,454,291
1.88%, 3/10/2051	KRW	18,000,000,000	10,438,381
2.00%, 6/10/2031	KRW	8,500,000,000	5,799,661
2.00%, 3/10/2046	KRW	1,370,000,000	834,200
2.00%, 3/10/2049	KRW	10,835,000,000	6,507,887
2.13%, 6/10/2027	KRW	6,282,000,000	4,447,849
2.13%, 3/10/2047	KRW	6,812,000,000	4,224,023
2.25%, 6/10/2028	KRW	5,500,000,000	3,884,524
2.25%, 9/10/2037	KRW	3,570,000,000	2,361,266
2.38%, 3/10/2027	KRW	7,000,000,000	4,981,928
2.38%, 12/10/2027	KRW	5,600,000,000	3,974,437
2.38%, 12/10/2028	KRW	1,839,000,000	1,300,518
2.38%, 12/10/2031	KRW	7,000,000,000	4,859,174
2.38%, 9/10/2038	KRW	4,409,000,000	2,948,271
2.50%, 3/10/2052	KRW	10,000,000,000	6,577,401
2.63%, 3/10/2027	KRW	1,500,000,000	1,071,318
2.63%, 6/10/2028	KRW	2,000,000,000	1,425,623
2.63%, 3/10/2030	KRW	10,000,000,000	7,087,963
2.63%, 6/10/2035	KRW	1,000,000,000	692,434
2.63%, 9/10/2035	KRW	870,000,000	600,782
2.63%, 3/10/2048	KRW	6,754,000,000	4,566,095
2.63%, 3/10/2055	KRW	14,500,000,000	9,801,310
2.63%, 9/10/2055	KRW	4,500,000,000	3,053,228
2.75%, 12/10/2044	KRW	5,000,000,000	3,452,826
Security Description		Principal Amount	Value
2.75%, 9/10/2054	KRW	6,000,000,000	$4,151,402
2.75%, 9/10/2074	KRW	1,000,000,000	717,289
2.88%, 12/10/2027	KRW	4,000,000,000	2,869,056
2.88%, 9/10/2044	KRW	4,000,000,000	2,813,788
3.00%, 9/10/2029	KRW	5,500,000,000	3,961,636
3.00%, 12/10/2034	KRW	6,000,000,000	4,279,246
3.00%, 12/10/2042	KRW	6,265,000,000	4,487,596
3.13%, 9/10/2027	KRW	5,000,000,000	3,600,971
3.13%, 9/10/2052	KRW	6,000,000,000	4,439,122
3.25%, 6/10/2027	KRW	4,000,000,000	2,884,875
3.25%, 3/10/2028	KRW	7,500,000,000	5,426,638
3.25%, 3/10/2029	KRW	7,000,000,000	5,083,870
3.25%, 6/10/2033	KRW	5,500,000,000	4,000,932
3.25%, 9/10/2042	KRW	3,200,000,000	2,366,651
3.25%, 3/10/2053	KRW	11,000,000,000	8,327,454
3.25%, 3/10/2054	KRW	10,500,000,000	7,974,617
3.38%, 6/10/2032	KRW	5,500,000,000	4,034,337
3.50%, 9/10/2028	KRW	7,000,000,000	5,111,238
3.50%, 6/10/2034	KRW	5,500,000,000	4,075,632
3.50%, 9/10/2072	KRW	2,500,000,000	2,139,174
3.63%, 9/10/2053	KRW	7,200,000,000	5,825,619
3.88%, 12/10/2026	KRW	6,600,000,000	4,784,480
3.88%, 9/10/2043	KRW	3,500,000,000	2,812,913
4.00%, 12/10/2031	KRW	395,000,000	300,002
4.13%, 12/10/2033	KRW	5,000,000,000	3,859,347
4.25%, 12/10/2032	KRW	5,500,000,000	4,255,873
			249,975,855
SUPRANATIONAL — 1.7%
Asian Development Bank:
Series GMTN, 4.50%, 5/30/2028	PEN	6,650,000	1,900,548
Series EMTN, 5.25%, 1/29/2030	PEN	6,000,000	1,732,266
Series EMTN, 11.00%, 8/31/2026	COP	5,280,000,000	1,362,946
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,133,293
Corp. Andina de Fomento:
Series EMTN, 7.40%, 6/30/2035	IDR	50,000,000,000	3,130,753
Series EMTN, 7.70%, 3/6/2029	INR	125,000,000	1,433,795
Series EMTN, 8.25%, 4/26/2034	INR	150,000,000	1,763,720
European Bank for Reconstruction & Development:
Series EMTN, Zero Coupon, 1/28/2027	MXN	31,360,000	1,530,768
Series GMTN, 6.25%, 4/11/2028	INR	300,000,000	3,346,708

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 6.30%, 10/26/2027	INR	60,000,000	$672,077
Series EMTN, 6.75%, 3/14/2031	INR	50,000,000	561,501
Series EMTN, 6.75%, 1/13/2032	INR	200,000,000	2,245,814
Inter-American Development Bank:
Series EMTN, 7.00%, 1/25/2029	INR	250,000,000	2,839,267
Series GMTN, 7.35%, 10/6/2030	INR	100,000,000	1,153,457
International Bank for Reconstruction & Development:
Series EMTN, 2.98%, 6/28/2028	PLN	2,000,000	523,903
Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,114,672
Series EMTN, 6.75%, 7/13/2029	INR	60,000,000	676,653
6.85%, 4/24/2028	INR	300,000,000	3,395,025
Series EMTN, 7.05%, 7/22/2029	INR	200,000,000	2,275,694
International Finance Corp. Series GMTN, 7.02%, 4/6/2028	MXN	30,000,000	1,583,123
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	3,150,626
			37,526,609
THAILAND — 4.5%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	120,000,000	3,692,140
1.59%, 12/17/2035	THB	80,000,000	2,491,451
1.60%, 12/17/2029	THB	63,400,000	1,985,630
1.60%, 6/17/2035	THB	122,700,000	3,846,223
1.66%, 3/17/2030	THB	18,000,000	566,194
1.88%, 6/17/2049	THB	52,000,000	1,525,735
2.00%, 12/17/2031	THB	125,000,000	4,023,712
2.00%, 6/17/2042	THB	49,000,000	1,536,273
2.05%, 4/17/2028	THB	75,000,000	2,365,234
2.13%, 12/17/2026	THB	74,380,000	2,321,324
2.25%, 3/17/2027	THB	79,817,000	2,501,368
2.40%, 11/17/2027	THB	95,000,000	3,006,837
2.40%, 3/17/2029	THB	94,200,000	3,025,674
2.41%, 3/17/2035	THB	55,000,000	1,846,390
2.50%, 11/17/2029	THB	56,080,000	1,821,067
2.50%, 6/17/2071	THB	59,000,000	1,949,928
2.65%, 6/17/2028	THB	103,500,000	3,318,265
2.70%, 6/17/2040	THB	45,000,000	1,580,282
2.75%, 6/17/2052	THB	50,000,000	1,729,228
2.80%, 6/17/2034	THB	110,000,000	3,769,789
2.88%, 12/17/2028	THB	77,510,000	2,517,906
2.88%, 6/17/2046	THB	100,955,000	3,513,932
Security Description		Principal Amount	Value
2.98%, 6/17/2045	THB	21,000,000	$748,741
3.14%, 6/17/2047	THB	27,250,000	979,710
3.15%, 6/17/2050	THB	10,000,000	364,972
3.30%, 6/17/2038	THB	70,136,000	2,570,073
3.35%, 6/17/2033	THB	107,000,000	3,779,773
3.39%, 6/17/2037	THB	100,000,000	3,687,010
3.40%, 6/17/2036	THB	51,940,000	1,892,543
3.45%, 6/17/2043	THB	121,000,000	4,575,331
3.58%, 12/17/2027	THB	4,650,000	151,105
3.60%, 6/17/2067	THB	59,000,000	2,534,749
3.65%, 6/20/2031	THB	61,575,000	2,157,360
3.78%, 6/25/2032	THB	91,120,000	3,251,943
3.80%, 6/14/2041	THB	12,750,000	507,300
4.00%, 6/17/2055	THB	31,000,000	1,346,255
4.00%, 6/17/2066	THB	88,080,000	3,990,037
4.00%, 6/17/2072	THB	16,000,000	744,597
4.68%, 6/29/2044	THB	78,400,000	3,435,828
4.85%, 6/17/2061	THB	53,195,000	2,690,140
4.88%, 6/22/2029	THB	88,904,000	3,103,335
5.67%, 3/13/2028	THB	10,000,000	341,681
			97,787,065
TURKEY — 3.0%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,577,354
10.28%, 9/15/2027	TRY	237,735,000	3,763,154
10.40%, 10/13/2032	TRY	255,000,000	2,741,417
10.50%, 8/11/2027	TRY	70,604,000	1,136,322
10.60%, 2/11/2026	TRY	89,224,000	1,968,088
11.00%, 2/24/2027	TRY	21,938,000	388,479
11.70%, 11/13/2030	TRY	2,500,000	30,396
12.40%, 3/8/2028	TRY	119,330,000	1,875,200
12.60%, 10/1/2025	TRY	270,000,000	6,495,095
16.90%, 9/2/2026	TRY	110,100,000	2,263,959
17.30%, 7/19/2028	TRY	166,000,000	2,834,817
17.80%, 7/13/2033	TRY	115,500,000	1,838,867
20.20%, 6/9/2027	TRY	136,500,000	2,645,282
21.50%, 4/28/2032	TRY	73,000,000	1,304,324
26.20%, 10/5/2033	TRY	442,316,380	9,921,149
27.70%, 9/27/2034	TRY	20,000,000	458,869
30.00%, 9/12/2029	TRY	330,000,000	7,321,792
31.08%, 11/8/2028	TRY	417,400,000	9,427,753
32.60%, 2/10/2027	TRY	77,000,000	1,772,204
34.10%, 7/10/2030	TRY	12,600,000	307,989
36.00%, 8/12/2026	TRY	55,000,000	1,308,864
37.00%, 2/18/2026	TRY	43,650,000	1,049,526
37.84%, 7/14/2027	TRY	117,000,000	2,854,594
41.00%, 5/5/2027	TRY	20,000,000	505,283
			65,790,777
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,120,734,962)			2,115,129,139

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	3,735,507	$3,735,507
State Street Navigator Securities Lending Portfolio II (d) (e)	3,619,449	3,619,449
TOTAL SHORT-TERM INVESTMENTS (Cost $7,354,956)		7,354,956
TOTAL INVESTMENTS — 97.7% (Cost $2,128,089,918)		2,122,484,095
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		48,956,608
NET ASSETS — 100.0%		$2,171,440,703
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At September 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD1,403,070	CNY10,000,000	10/10/2025	$1,731
Barclays Capital PLC	USD2,262,571	INR200,000,000	10/10/2025	(11,840)
Deutsche Bank AG	USD26,431,489	MXN485,000,000	10/10/2025	4,561
Goldman Sachs Bank USA	MYR138,000,000	USD32,794,677	10/10/2025	(60,745)
Goldman Sachs Bank USA	INR200,000,000	USD2,251,644	10/10/2025	912
Goldman Sachs Bank USA	USD2,809,809	INR250,000,000	11/07/2025	(1,136)
Total				$(66,517)

CNY	China Yuan Renminbi
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$2,115,129,139	$—	$2,115,129,139
Short-Term Investments	7,354,956	—	—	7,354,956
TOTAL INVESTMENTS	$7,354,956	$2,115,129,139	$—	$2,122,484,095
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$7,204	$—	$7,204
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(73,721)	—	(73,721)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(66,517)	$—	$(66,517)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,777,202	$3,777,202	$241,544,341	$241,586,036	$—	$—	3,735,507	$3,735,507	$106,944
State Street Navigator Securities Lending Portfolio II	25,029,574	25,029,574	80,502,639	101,912,764	—	—	3,619,449	3,619,449	42,279
Total		$28,806,776	$322,046,980	$343,498,800	$—	$—		$7,354,956	$149,223
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,324,800	$5,456,848
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	7,300,000	7,555,281
7.50%, 6/1/2029 (a) (b)	10,460,000	10,162,204
7.50%, 3/15/2033 (a)	5,542,000	5,800,867
7.75%, 4/15/2028 (a) (b)	8,317,000	8,305,273
7.88%, 4/1/2030 (a)	9,553,000	10,032,083
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	6,475,000	5,972,864
Lamar Media Corp. 3.63%, 1/15/2031 (b)	3,329,000	3,099,665
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	21,980,000	21,578,205
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a)	4,890,800	4,699,472
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,127,000	6,929,653
		89,592,415
AEROSPACE & DEFENSE — 2.7%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	7,154,000	7,377,992
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	6,263,000	6,276,716
6.75%, 6/15/2033 (a)	4,866,000	5,078,644
7.00%, 6/1/2032 (a) (b)	8,603,000	9,002,695
7.13%, 6/15/2026 (a)	63,000	63,000
7.25%, 7/1/2031 (a) (b)	6,513,000	6,904,106
7.50%, 2/1/2029 (a)	4,788,000	4,990,484
7.88%, 4/15/2027 (a)	89,000	89,355
8.75%, 11/15/2030 (a)	5,559,000	6,003,220
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	7,646,000	7,780,570
Goat Holdco LLC 6.75%, 2/1/2032 (a)	7,700,160	7,913,223
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	6,325,040	6,663,936
9.75%, 11/15/2030 (a)	8,686,200	9,553,430
TransDigm, Inc.:
4.63%, 1/15/2029	10,985,600	10,761,384
4.88%, 5/1/2029	3,596,000	3,542,384
6.00%, 1/15/2033 (a)	17,451,500	17,645,037
6.25%, 1/31/2034 (a) (b)	2,026,000	2,085,342
6.38%, 3/1/2029 (a)	20,170,200	20,631,694
6.38%, 5/31/2033 (a)	23,174,000	23,499,131
6.63%, 3/1/2032 (a)	19,666,000	20,259,716
6.75%, 8/15/2028 (a)	13,353,800	13,624,081
Security Description	Principal Amount	Value
6.75%, 1/31/2034 (a)	$12,303,000	$12,721,671
6.88%, 12/15/2030 (a)	13,561,700	14,054,397
7.13%, 12/1/2031 (a)	10,773,000	11,242,703
		227,764,911
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	8,595,800	8,694,824
AIRLINES — 1.2%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,180,000	5,244,646
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	7,802,000	7,987,688
8.50%, 5/15/2029 (a)	8,837,800	9,219,505
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	20,872,022	20,955,719
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	9,419,500	9,422,985
9.63%, 2/14/2030 (a)	8,696,000	8,609,910
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	18,020,800	18,288,949
OneSky Flight LLC 8.88%, 12/15/2029 (a)	4,759,000	5,033,689
United Airlines, Inc. 4.63%, 4/15/2029 (a)	590,000	581,238
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,608,000	6,442,602
7.88%, 5/1/2027 (a) (b)	5,228,000	5,311,805
9.50%, 6/1/2028 (a) (b)	2,239,000	2,331,404
		99,430,140
APPAREL — 0.3%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a)	2,533,000	2,736,045
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	4,895,300	5,213,250
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	4,458,000	4,721,914
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	3,430,000	3,186,264
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,616,000	5,505,758
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	2,891,000	2,643,501
		24,006,732
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	8,470,000	7,824,078
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	9,634,800	9,427,074

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	$3,799,490	$3,797,514
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	9,213,000	9,662,318
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	4,786,000	5,121,929
Nissan Motor Acceptance Co. LLC:
2.75%, 3/9/2028 (a)	6,006,800	5,631,375
5.63%, 9/29/2028 (a)	4,728,000	4,731,310
6.13%, 9/30/2030 (a)	4,920,000	4,922,312
7.05%, 9/15/2028 (a)	10,524,800	10,961,053
Nissan Motor Co. Ltd.:
4.81%, 9/17/2030 (a)	15,406,800	14,510,741
7.50%, 7/17/2030 (a)	9,453,000	9,925,177
7.75%, 7/17/2032 (a) (b)	7,428,000	7,860,607
8.13%, 7/17/2035 (a)	11,374,500	12,203,019
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,973,000	2,582,734
		109,161,241
AUTO PARTS & EQUIPMENT — 2.1%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	1,007,000	1,032,427
7.50%, 2/15/2033 (a) (b)	7,413,000	7,676,162
8.25%, 4/15/2031 (a) (b)	5,572,000	5,843,691
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	7,448,600	7,077,138
6.38%, 10/15/2032 (a) (c)	6,506,000	6,494,875
7.75%, 10/15/2033 (a) (c)	9,762,000	9,838,729
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (d)	4,239,000	4,337,387
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	4,930,630	5,041,421
6.75%, 2/15/2030 (a)	7,608,000	7,865,455
6.75%, 9/15/2032 (a)	7,952,000	8,127,421
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,126,000	5,271,729
Forvia SE:
6.75%, 9/15/2033 (a) (b)	3,652,000	3,702,872
8.00%, 6/15/2030 (a) (b)	5,256,700	5,567,161
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,177,000	6,477,696
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029	5,854,500	5,658,199
5.25%, 4/30/2031 (b)	1,283,000	1,212,191
5.25%, 7/15/2031	7,919,500	7,449,953
6.63%, 7/15/2030 (b)	3,990,000	4,048,294
Phinia, Inc. 6.75%, 4/15/2029 (a)	7,370,000	7,603,039
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	6,599,000	6,656,345
Security Description	Principal Amount	Value
6.25%, 8/15/2033 (a)	$4,764,000	$4,870,142
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	5,329,360	3,664,255
Tenneco, Inc. 8.00%, 11/17/2028 (a)	14,848,600	14,868,200
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	5,700,800	5,564,266
6.88%, 4/14/2028 (a)	3,643,000	3,688,137
6.88%, 4/23/2032 (a)	6,858,800	6,571,211
7.13%, 4/14/2030 (a)	7,672,000	7,597,351
7.50%, 3/24/2031 (a)	12,829,000	12,733,937
		176,539,684
BANKS — 0.2%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	4,060,700	4,071,462
12.00%, 10/1/2028 (a)	4,350,100	4,611,106
12.25%, 10/1/2030 (a)	4,680,000	5,219,323
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	753,200	757,297
		14,659,188
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	6,375,000	6,181,200
6.25%, 4/1/2029 (a)	5,025,000	5,031,482
		11,212,682
CHEMICALS — 3.1%
Avient Corp.:
6.25%, 11/1/2031 (a)	6,578,000	6,679,564
7.13%, 8/1/2030 (a)	3,702,600	3,800,238
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,473,000	4,687,391
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	3,350,000	3,176,973
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030 (b)	7,034,800	7,081,933
6.67%, 7/15/2027 (e)	7,788,000	7,987,217
6.75%, 4/15/2033 (b)	6,316,000	6,287,831
6.83%, 7/15/2029 (e)	7,563,000	7,810,537
6.85%, 11/15/2028 (e)	6,685,000	6,936,022
6.88%, 7/15/2032 (e)	9,467,000	9,685,782
7.05%, 11/15/2030 (e)	9,594,000	9,899,665
7.20%, 11/15/2033 (b) (e)	10,019,000	10,413,248
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	9,324,800	9,873,192
Chemours Co.:
4.63%, 11/15/2029 (a)	5,940,950	5,369,074
5.75%, 11/15/2028 (a)	5,580,800	5,447,754
8.00%, 1/15/2033 (a) (b)	5,100,000	5,076,387

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	$5,812,700	$4,840,758
12.00%, 2/15/2031 (a) (b)	5,204,600	4,775,533
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,416,000	5,411,938
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,688,000	1,638,187
FMC Corp. 5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (d)	6,624,700	6,997,869
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	8,767,900	8,591,227
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,010,000	4,814,209
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	7,205,000	7,102,041
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	6,125,000	6,232,065
Olin Corp. 6.63%, 4/1/2033 (a)	6,922,570	6,962,859
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	7,709,000	7,413,822
7.25%, 6/15/2031 (a)	11,379,800	11,538,662
7.25%, 2/15/2033 (a) (c)	13,351,000	13,358,744
9.75%, 11/15/2028 (a)	11,405,000	11,967,038
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	10,662,000	10,423,811
6.63%, 5/1/2029 (a) (b)	2,557,000	2,521,560
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	5,484,000	5,469,797
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	6,233,000	6,101,234
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	6,104,000	6,120,908
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	8,969,000	5,855,322
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,189,500	2,959,416
WR Grace Holdings LLC:
5.63%, 8/15/2029 (a)	7,483,200	6,961,995
6.63%, 8/15/2032 (a)	3,254,000	3,217,750
		261,489,553
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,760,750	5,386,186
COMMERCIAL SERVICES — 5.6%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	7,160,000	6,925,582
5.88%, 10/15/2033 (a)	4,200,000	4,200,000
Security Description	Principal Amount	Value
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	$14,030,000	$14,520,489
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	19,731,000	20,698,411
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	6,192,000	6,088,408
6.88%, 6/15/2030 (a)	11,530,000	11,857,106
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	14,725,000	14,446,779
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	5,722,800	5,347,785
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	2,533,000	2,455,895
5.38%, 3/1/2029 (a) (b)	4,918,000	4,795,493
8.00%, 2/15/2031 (a) (b)	4,981,450	5,148,328
8.25%, 1/15/2030 (a) (b)	5,307,000	5,503,624
8.38%, 6/15/2032 (a)	8,331,000	8,728,139
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	9,386,000	9,507,173
Block, Inc.:
3.50%, 6/1/2031	10,610,900	9,877,050
5.63%, 8/15/2030 (a)	7,573,000	7,670,692
6.00%, 8/15/2033 (a)	5,105,000	5,229,868
6.50%, 5/15/2032	16,057,000	16,627,987
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	19,254,600	20,430,478
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	4,849,000	4,678,655
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	3,879,000	3,876,440
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	6,330,000	5,981,850
CoreCivic, Inc. 8.25%, 4/15/2029	3,366,000	3,557,155
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	5,429,000	5,642,360
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	3,795,000	4,053,326
8.63%, 5/15/2032 (a)	6,504,000	7,027,117
9.00%, 5/15/2028 (a)	6,278,740	6,634,368
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	2,301,000	2,281,741
8.25%, 8/1/2032 (a)	6,575,000	6,820,971
8.38%, 11/15/2032 (a)	7,026,900	7,299,754
GEO Group, Inc.:
8.63%, 4/15/2029	2,254,000	2,387,211
10.25%, 4/15/2031	8,636,000	9,503,918

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Herc Holdings, Inc.:
6.63%, 6/15/2029 (a) (b)	$11,385,000	$11,699,112
7.00%, 6/15/2030 (a)	10,250,000	10,647,905
7.25%, 6/15/2033 (a)	9,798,000	10,237,048
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	5,296,000	5,212,005
5.00%, 12/1/2029 (a) (b)	5,067,000	4,038,348
12.63%, 7/15/2029 (a) (b)	12,171,800	12,900,404
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,644
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a) (c)	4,525,000	4,495,271
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (b)	4,521,000	4,307,337
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	3,480,000	3,464,027
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,543,800	4,685,287
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,990,000	6,842,721
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	5,947,800	4,034,750
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	740	719
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	7,333,000	7,206,066
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	10,458,000	10,749,778
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	11,452,000	11,742,079
Service Corp. International:
3.38%, 8/15/2030	82,000	76,040
4.00%, 5/15/2031	4,128,740	3,896,994
5.75%, 10/15/2032	6,472,000	6,566,297
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	14,346,100	14,828,129
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	5,041,000	4,727,903
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,240,000	5,780,549
6.13%, 3/15/2034 (a)	6,765,000	7,040,200
Valvoline, Inc. 3.63%, 6/15/2031 (a)	3,264,000	2,989,465
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	10,895,700	11,694,355
VT Topco, Inc. 8.50%, 8/15/2030 (a)	4,112,000	4,199,956
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	11,179,000	11,787,920
Security Description	Principal Amount	Value
WEX, Inc. 6.50%, 3/15/2033 (a)	$5,731,800	$5,859,619
Williams Scotsman, Inc.:
6.63%, 6/15/2029 (a)	6,414,000	6,561,394
6.63%, 4/15/2030 (a)	4,938,000	5,081,153
7.38%, 10/1/2031 (a)	2,315,000	2,412,323
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	6,965,500	5,609,874
		461,193,825
COMPUTERS — 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	5,033,500	4,861,908
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,660,100	2,534,091
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	15,884,000	14,757,983
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	600	592
		22,154,574
CONSTRUCTION MATERIALS — 2.5%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,048,000	1,146,122
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	8,408,100	8,758,634
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	12,909,000	12,142,722
6.38%, 6/15/2032 (a)	4,367,300	4,514,129
6.38%, 3/1/2034 (a)	6,775,240	6,986,695
6.75%, 5/15/2035 (a)	8,266,000	8,645,575
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	5,825,700	5,633,219
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,345,000	5,192,988
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a)	2,076,000	2,183,246
12.75%, 1/15/2031 (a)	1,435,000	1,431,484
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	20,773,000	21,370,639
6.75%, 7/15/2031 (a)	7,712,000	8,014,619
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	7,675,400	7,943,348
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	7,953,100	8,168,868
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,176,000	3,103,047

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	$7,971,000	$7,893,920
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,619,000	4,624,325
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	35,401,000	36,678,622
6.75%, 3/1/2033 (a)	10,821,000	11,245,400
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	9,335,000	9,336,774
8.88%, 11/15/2031 (a) (b)	11,220,490	11,852,316
Standard Building Solutions, Inc.:
6.25%, 8/1/2033 (a)	7,544,100	7,648,887
6.50%, 8/15/2032 (a)	9,561,960	9,817,073
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,763,200	4,637,928
		208,970,580
DISTRIBUTION & WHOLESALE — 0.4%
Gates Corp. 6.88%, 7/1/2029 (a)	4,473,000	4,640,648
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,070,000	5,185,849
7.75%, 3/15/2031 (a)	1,865,000	1,951,872
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	7,696,000	7,886,707
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	6,536,000	6,553,908
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,153,000	6,503,106
		32,722,090
DIVERSIFIED FINANCIAL SERVICES — 6.5%
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (d)	6,829,660	6,827,953
6.70%, 2/14/2033 (b)	2,977,500	3,106,217
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	6,209,000	6,774,205
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	7,217,000	7,512,969
7.75%, 4/15/2030 (a)	4,354,000	4,579,668
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	6,820,000	7,280,555
Burford Capital Global Finance LLC:
7.50%, 7/15/2033 (a)	834,000	849,904
9.25%, 7/1/2031 (a)	7,065,000	7,509,035
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	7,881,900	7,481,342
3.63%, 10/1/2031 (a)	7,395,000	6,598,780
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	5,285,000	5,293,615
Security Description	Principal Amount	Value
9.25%, 12/15/2028 (a)	$3,420,000	$3,597,122
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	5,874,000	5,892,621
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a) (c)	509,000	507,351
8.50%, 5/15/2030 (a) (b)	5,256,000	5,587,128
9.25%, 4/1/2029 (a)	5,145,000	5,426,174
Enova International, Inc. 9.13%, 8/1/2029 (a)	6,621,600	6,936,391
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	8,496,000	8,705,936
Freedom Mortgage Holdings LLC:
7.88%, 4/1/2033 (a)	331,000	341,182
8.38%, 4/1/2032 (a)	2,984,000	3,126,784
9.13%, 5/15/2031 (a)	9,205,000	9,804,706
9.25%, 2/1/2029 (a)	12,301,800	12,973,109
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	4,712,000	4,823,910
8.00%, 6/15/2028 (a)	7,261,000	7,699,274
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,094,800	9,360,641
goeasy Ltd.:
7.63%, 7/1/2029 (a)	8,550,000	8,672,265
9.25%, 12/1/2028 (a)	2,854,000	2,981,688
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	2,160,160	2,108,446
6.13%, 11/1/2032 (a)	14,449,000	14,670,792
6.75%, 5/1/2033 (a)	8,561,800	8,896,994
7.13%, 4/30/2031 (a)	10,971,000	11,514,613
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	6,569,000	6,350,121
6.63%, 10/15/2031 (a)	5,552,000	5,591,419
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a)	6,563,000	6,883,471
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,762,800	9,696,803
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	1,232,400	1,244,256
5.75%, 11/15/2031 (a)	3,297,800	3,336,483
6.50%, 8/1/2029 (a)	9,543,000	9,789,687
7.13%, 2/1/2032 (a)	6,497,800	6,780,454
Navient Corp.:
4.88%, 3/15/2028	2,354,000	2,311,016
5.50%, 3/15/2029 (b)	6,603,700	6,475,588
7.88%, 6/15/2032 (b)	6,855,100	7,224,727
9.38%, 7/25/2030 (b)	4,599,000	5,081,343
11.50%, 3/15/2031	4,076,000	4,599,970
OneMain Finance Corp.:
3.50%, 1/15/2027	6,798,000	6,643,210
3.88%, 9/15/2028	4,496,000	4,322,230
4.00%, 9/15/2030	5,218,800	4,851,344

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 5/15/2030	$5,010,000	$5,085,400
6.50%, 3/15/2033	4,811,000	4,818,505
6.63%, 5/15/2029	9,727,000	10,010,348
6.75%, 3/15/2032	7,969,000	8,098,257
7.13%, 11/15/2031	5,251,000	5,450,643
7.13%, 9/15/2032	5,677,000	5,867,974
7.50%, 5/15/2031	7,172,000	7,503,562
7.88%, 3/15/2030	6,441,000	6,813,161
Osaic Holdings, Inc. 6.75%, 8/1/2032 (a)	3,595,000	3,708,602
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,324,000	4,186,886
5.75%, 9/15/2031 (a)	4,178,000	4,145,997
6.75%, 2/15/2034 (a)	3,921,000	4,001,341
6.88%, 5/15/2032 (a)	8,615,000	8,930,223
6.88%, 2/15/2033 (a)	7,282,000	7,523,835
7.13%, 11/15/2030 (a)	5,834,000	6,073,719
7.88%, 12/15/2029 (a)	8,170,000	8,671,883
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	5,058,700	5,126,132
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	6,715,000	7,141,537
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	7,252,000	7,622,215
PRA Group, Inc. 8.88%, 1/31/2030 (a)	5,333,000	5,504,189
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	6,475,000	6,849,255
Rfna LP 7.88%, 2/15/2030 (a) (b)	5,388,000	5,527,064
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	15,723,000	16,141,232
6.38%, 8/1/2033 (a)	13,911,000	14,370,202
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	8,315,833	8,153,591
3.88%, 3/1/2031 (a)	5,711,000	5,335,502
4.00%, 10/15/2033 (a) (b)	7,062,250	6,452,142
SLM Corp.:
3.13%, 11/2/2026	4,064,000	3,990,726
6.50%, 1/31/2030	1,692,000	1,763,707
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	5,006,000	5,156,430
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	7,101,000	7,488,573
Synchrony Financial 7.25%, 2/2/2033	6,890,000	7,353,077
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	5,792,000	5,722,033
5.75%, 6/15/2027 (a)	6,730,000	6,723,876
Security Description	Principal Amount	Value
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	$7,534,000	$7,499,419
6.63%, 2/1/2030 (a)	7,782,800	7,917,520
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	3,875,100	4,007,900
		535,360,150
ELECTRIC — 2.5%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	4,306,270	4,238,532
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	6,915,000	7,182,057
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (d)	3,567,000	3,498,763
Alpha Generation LLC 6.75%, 10/15/2032 (a)	6,801,000	7,027,201
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	4,951,800	5,073,515
Calpine Corp. 3.75%, 3/1/2031 (a)	2,868,000	2,731,856
Clearway Energy Operating LLC 3.75%, 2/15/2031 (a)	6,729,500	6,177,816
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,459,000	4,634,194
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (d)	3,318,000	3,387,844
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (d)	580,000	608,716
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	3,848,000	3,878,322
Lightning Power LLC 7.25%, 8/15/2032 (a)	11,422,600	12,099,161
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,598,430	6,240,399
3.63%, 2/15/2031 (a)	7,460,000	6,896,099
5.75%, 1/15/2028 (a)	840	842
5.75%, 7/15/2029 (a)	8,520,800	8,531,366
5.75%, 1/15/2034 (a) (c)	6,830,000	6,822,555
6.00%, 2/1/2033 (a)	8,234,000	8,358,169
6.00%, 1/15/2036 (a) (c)	11,717,000	11,722,273
6.25%, 11/1/2034 (a)	9,714,000	9,961,124
PacifiCorp 5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (d)	5,560,000	5,853,068
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,311,000	4,207,838

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PG&E Corp. 5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (b) (d)	$11,894,700	$12,244,523
Pike Corp. 5.50%, 9/1/2028 (a)	800,000	797,648
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	9,396,100	9,979,504
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,050,000	9,842,769
6.88%, 4/15/2032 (a)	10,281,000	10,756,188
7.75%, 10/15/2031 (a)	7,930,000	8,401,914
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/2029 (a) (b)	9,163,300	9,403,837
8.38%, 1/15/2031 (a) (b)	5,793,700	6,074,868
8.63%, 3/15/2033 (a) (b)	7,497,000	7,865,852
		204,498,813
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	5,653,000	5,420,888
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	7,972,000	8,208,688
6.38%, 3/15/2033 (a)	7,845,900	8,132,354
6.63%, 3/15/2032 (a)	6,305,000	6,559,785
		28,321,715
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	8,340,000	8,230,996
Imola Merger Corp. 4.75%, 5/15/2029 (a)	15,711,000	15,289,945
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	7,458,000	7,162,067
5.88%, 9/1/2030 (a)	3,860,000	3,888,178
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	2,238,500	2,067,255
6.63%, 7/15/2032 (a)	3,833,110	3,975,625
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	6,764,000	6,509,403
		47,123,469
ENGINEERING & CONSTRUCTION — 0.4%
AECOM 6.00%, 8/1/2033 (a)	5,675,000	5,804,049
Arcosa, Inc. 6.88%, 8/15/2032 (a)	5,156,000	5,385,597
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	6,626,950	5,869,224
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a) (b)	10,304,000	10,277,416
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,413,000	3,332,863
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	67,000	62,245
TopBuild Corp.:
4.13%, 2/15/2032 (a)	2,081,000	1,951,062
Security Description	Principal Amount	Value
5.63%, 1/31/2034 (a)	$3,504,000	$3,491,456
		36,173,912
ENTERTAINMENT — 3.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,264,000	2,362,682
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,277,400	5,178,132
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,319,000	7,953,047
6.00%, 10/15/2032 (a) (b)	9,659,000	9,511,797
6.50%, 2/15/2032 (a)	16,265,800	16,591,279
7.00%, 2/15/2030 (a)	15,786,000	16,239,690
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	10,105,000	10,105,000
6.75%, 5/1/2031 (a)	4,278,000	4,390,212
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	6,519,000	6,489,534
7.00%, 8/1/2032 (a)	5,311,000	5,533,106
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	6,469,000	6,395,253
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,223,000	4,119,832
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	6,542,000	6,552,271
7.50%, 9/1/2031 (a)	3,716,000	3,867,761
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	5,213,000	5,089,348
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,652,000	5,707,882
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,862,000	6,675,834
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	6,244,000	6,490,513
11.88%, 4/15/2031 (a)	8,537,000	8,961,460
13.25%, 12/15/2029 (a)	396,000	452,711
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,243,000	2,265,932
5.88%, 9/1/2031 (a)	4,793,000	2,493,702
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	5,167,000	5,262,538
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a) (c)	2,691,000	2,715,865

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	$9,586,300	$8,906,344
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	6,773,000	6,668,628
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,654,000	7,654,306
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	5,658,000	5,766,351
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	4,124,000	4,151,218
6.50%, 5/15/2032 (a)	3,660,000	3,787,807
Voyager Parent LLC 9.25%, 7/1/2032 (a)	15,198,000	16,071,885
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	9,181,000	9,045,764
4.05%, 3/15/2029	84,000	78,045
Series WI, 4.05%, 3/15/2029	10,222,300	9,864,519
4.28%, 3/15/2032 (b)	21,437,000	19,653,656
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a) (b)	8,534,000	8,673,872
7.13%, 2/15/2031 (a)	7,315,000	7,889,740
		259,617,516
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
5.75%, 10/15/2033 (a) (c)	3,150,000	3,178,287
6.38%, 2/1/2031 (a)	2,011,500	2,059,695
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	5,356,000	5,229,331
4.38%, 8/15/2029 (a)	6,620,080	6,456,564
4.75%, 6/15/2029 (a)	5,590,890	5,514,966
6.75%, 1/15/2031 (a)	5,334,900	5,584,413
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,718,500	5,582,628
5.88%, 6/30/2029 (a) (b)	6,097,000	6,023,653
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	6,604,000	6,219,185
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	5,007,000	5,200,671
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	4,588,000	4,784,504
		55,833,897
FOOD — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	6,538,000	6,215,611
Security Description	Principal Amount	Value
6.25%, 3/15/2033 (a)	$1,543,600	$1,580,708
6.50%, 2/15/2028 (a) (b)	3,125,800	3,180,345
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	8,844,000	8,574,081
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	1,072,000	1,117,517
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	3,346,700	3,532,609
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	5,648,000	5,650,768
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	9,355,000	9,842,489
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	5,775,600	5,547,175
4.38%, 1/31/2032 (a)	5,672,000	5,359,643
4.88%, 5/15/2028 (a)	100	100
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	5,444,000	5,290,370
6.13%, 9/15/2032 (a)	10,156,300	10,408,684
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	10,337,000	9,669,230
6.25%, 2/15/2032 (a)	6,323,000	6,499,285
6.25%, 10/15/2034 (a)	5,963,400	6,032,575
6.38%, 3/1/2033 (a)	8,852,000	8,947,336
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,428,800	5,210,019
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	1,868,000	1,811,624
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,316,500	3,244,200
4.75%, 2/15/2029 (a)	9,620,000	9,487,533
5.75%, 4/15/2033 (a)	2,962,000	2,981,520
6.88%, 9/15/2028 (a)	6,493,000	6,697,465
7.25%, 1/15/2032 (a)	3,374,000	3,536,020
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,546,000	4,539,408
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	9,339,800	9,356,985
		144,313,300
FOOD SERVICE — 0.0% *
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	2,706,000	2,778,061
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,596,000	5,679,486
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	3,384,000	2,994,874
7.25%, 11/15/2031 (a)	7,336,000	6,905,450

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mercer International, Inc. 5.13%, 2/1/2029 (b)	$8,851,800	$6,524,219
		22,104,029
GAS — 0.5%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (d)	6,149,800	6,377,650
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (a)	4,904,000	5,135,714
Venture Global Plaquemines LNG LLC:
7.50%, 5/1/2033 (a)	13,017,000	14,384,826
7.75%, 5/1/2035 (a)	11,303,000	12,759,166
		38,657,356
HEALTH CARE PRODUCTS — 1.3%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	4,963,000	4,722,295
4.63%, 7/15/2028 (a)	2,998,800	2,950,369
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,625,400	10,044,875
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (d)	5,607,000	5,784,125
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	5,545,000	5,248,010
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,931,000	1,864,554
Medline Borrower LP:
3.88%, 4/1/2029 (a)	33,687,000	32,507,955
5.25%, 10/1/2029 (a)	21,691,000	21,510,965
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	12,935,000	13,276,225
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,920,000	6,213,987
		104,123,360
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (b)	6,478,000	6,731,355
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,464,000	4,231,783
4.00%, 3/15/2031 (a)	3,557,500	3,312,175
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	11,784,000	10,183,261
5.25%, 5/15/2030 (a)	11,298,000	10,225,029
6.00%, 1/15/2029 (a)	9,791,800	9,494,717
6.13%, 4/1/2030 (a)	6,157,000	4,465,056
6.88%, 4/15/2029 (a) (b)	8,415,000	6,691,692
9.75%, 1/15/2034 (a)	15,906,000	16,349,777
10.88%, 1/15/2032 (a)	18,749,000	19,865,315
Security Description	Principal Amount	Value
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	$4,616,600	$4,799,002
DaVita, Inc.:
6.75%, 7/15/2033 (a)	7,780,000	8,021,647
6.88%, 9/1/2032 (a)	8,349,510	8,632,892
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	6,165,800	5,793,817
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	6,640,000	6,835,880
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	7,573,800	7,195,792
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	5,196,000	5,043,030
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	974,000	1,026,090
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	15,278,000	15,749,937
6.50%, 5/15/2030 (a)	2,011,800	2,080,402
Kedrion SpA 6.50%, 9/1/2029 (a)	7,814,000	7,727,343
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,645,000	1,574,068
8.38%, 2/15/2032 (a)	5,486,000	5,846,101
9.88%, 8/15/2030 (a)	5,546,000	6,012,585
10.00%, 6/1/2032 (a) (b)	10,310,000	10,839,109
11.00%, 10/15/2030 (a)	7,682,000	8,468,176
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,819,000	4,458,876
3.88%, 5/15/2032 (a)	3,496,600	3,172,011
6.25%, 1/15/2033 (a)	8,446,000	8,540,933
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	4,234,284	3,695,810
11.50%, 12/31/2030 (a)	441	460
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	13,216,800	13,749,569
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	7,365,000	7,660,557
Select Medical Corp. 6.25%, 12/1/2032 (a)	4,764,800	4,766,897
Star Parent, Inc. 9.00%, 10/1/2030 (a)	10,422,000	11,038,774
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	6,561,000	6,745,233
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,381,000	13,066,011
4.38%, 1/15/2030	12,575,300	12,234,132
4.63%, 6/15/2028	100	99
6.13%, 6/15/2030	12,374,800	12,546,439
6.75%, 5/15/2031	6,122,500	6,341,686
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	10,152,800	10,396,873
		315,610,391

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena International SA 7.25%, 1/15/2031 (a)	$7,520,300	$7,645,363
HOME BUILDERS — 0.2%
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,738,000	5,398,712
6.63%, 9/15/2033 (a)	3,570,000	3,600,881
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	4,632,000	4,732,236
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,000,000	2,846,790
		16,578,619
HOME FURNISHINGS — 0.3%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	8,039,000	7,369,030
4.00%, 4/15/2029 (a) (b)	6,603,000	6,337,097
Whirlpool Corp.:
6.13%, 6/15/2030	4,474,000	4,512,834
6.50%, 6/15/2033	7,155,000	7,141,835
		25,360,796
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	4,717,000	4,489,169
Opal Bidco SAS 6.50%, 3/31/2032 (a)	8,422,000	8,626,991
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032 (b)	6,311,000	6,358,711
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	2,307,000	2,124,724
		21,599,595
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,935,210	5,364,302
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	4,433,000	4,217,867
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (b)	5,017,100	3,908,020
		13,490,189
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	7,573,000	5,966,615
Newell Brands, Inc.:
6.38%, 9/15/2027	5,825,000	5,911,618
6.38%, 5/15/2030 (b)	4,700,800	4,658,869
6.63%, 9/15/2029	4,990,310	5,021,849
6.63%, 5/15/2032 (b)	552,780	545,511
8.50%, 6/1/2028 (a)	10,735,000	11,383,823
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	153,000	60,210
		33,548,495
Security Description	Principal Amount	Value
INSURANCE — 3.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$5,061,000	$4,882,853
6.00%, 8/1/2029 (a)	4,390,500	4,348,834
6.75%, 7/1/2032 (a)	7,842,000	8,082,436
7.50%, 11/6/2030 (a)	8,871,500	9,245,966
8.25%, 2/1/2029 (a)	5,426,000	5,664,093
8.50%, 6/15/2029 (a)	3,838,000	4,033,738
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	6,411,000	6,306,885
6.50%, 10/1/2031 (a)	9,079,800	9,299,077
6.75%, 4/15/2028 (a)	8,810,000	8,956,775
7.00%, 1/15/2031 (a)	8,758,000	9,051,568
7.38%, 10/1/2032 (a)	10,041,000	10,370,746
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (d)	5,052,000	5,209,269
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,121,000	5,946,001
6.38%, 2/15/2029 (a)	10,183,160	10,383,870
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	6,358,000	6,634,001
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	14,610,460	15,287,217
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	11,071,000	11,649,792
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,580,000	4,758,208
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	4,390,000	4,379,288
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	5,917,000	5,840,907
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	4,227,500	4,488,929
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	8,478,100	8,730,917
8.13%, 2/15/2032 (a)	6,298,000	6,538,898
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	3,304,800	3,303,610
7.25%, 6/15/2030 (a)	21,155,700	22,069,415
7.38%, 1/31/2032 (a)	16,546,000	17,268,398

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	$4,506,000	$4,735,716
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	2,624,200	2,577,725
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	23,597,000	24,543,004
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	9,612,910	9,726,727
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	3,210,000	3,206,983
USI, Inc. 7.50%, 1/15/2032 (a)	4,640,000	4,867,731
		262,389,577
INTERNET — 1.9%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	2,377,000	2,483,561
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,699,500	7,545,279
6.13%, 12/1/2028 (a)	3,836,000	3,761,083
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a) (b)	7,831,000	7,616,039
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	9,268,000	9,493,398
6.75%, 9/30/2027 (a)	8,391,000	8,521,900
7.13%, 9/30/2030 (a)	1,861,000	1,919,770
Getty Images, Inc. 11.25%, 2/21/2030 (a) (b)	5,372,000	5,127,843
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	8,880,000	8,418,418
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	7,281,000	7,681,382
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	3,909,000	3,543,626
6.13%, 9/15/2033 (a)	6,777,000	6,840,907
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	3,483,000	2,333,593
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	4,134,000	3,982,447
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	3,206,400	3,325,486
9.75%, 4/15/2029 (a)	18,548,600	20,864,949
11.25%, 2/15/2027 (a)	16,078,300	17,428,073
Snap, Inc.:
6.88%, 3/1/2033 (a)	12,408,000	12,694,625
6.88%, 3/15/2034 (a)	7,012,000	7,106,311
Wayfair LLC:
7.25%, 10/31/2029 (a)	9,416,800	9,736,406
Security Description	Principal Amount	Value
7.75%, 9/15/2030 (a) (b)	$5,705,000	$5,991,049
		156,416,145
INVESTMENT COMPANY SECURITIES — 0.4%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	9,067,162	8,390,026
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,383,200	4,641,610
9.00%, 6/15/2030	5,591,000	5,388,047
9.75%, 1/15/2029	5,218,000	5,244,351
10.00%, 11/15/2029 (a)	11,296,100	11,358,455
		35,022,489
IRON/STEEL — 1.1%
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	6,380,900	6,669,125
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	7,271,800	7,375,496
6.88%, 11/1/2029 (a)	8,543,100	8,712,168
7.00%, 3/15/2032 (a) (b)	8,338,000	8,429,718
7.38%, 5/1/2033 (a) (b)	8,520,000	8,695,938
7.50%, 9/15/2031 (a)	6,875,000	7,084,687
7.63%, 1/15/2034 (a)	6,662,000	6,864,791
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,963,000	6,426,504
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a) (c)	5,265,000	5,331,708
8.00%, 11/1/2027 (a)	8,479,300	8,632,267
8.50%, 5/1/2030 (a) (b)	4,945,800	5,138,884
9.25%, 10/1/2028 (a)	8,161,000	8,559,828
		87,921,114
IT SERVICES — 0.8%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	7,295,000	7,579,359
CACI International, Inc. 6.38%, 6/15/2033 (a)	6,468,000	6,679,051
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	9,008,000	9,538,391
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	7,238,400	7,590,041
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	5,057,800	5,193,602
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	12,217,000	13,227,712
Science Applications International Corp. 5.88%, 11/1/2033 (a)	3,762,000	3,763,279
Seagate Data Storage Technology Pte. Ltd.:
8.25%, 12/15/2029 (a)	1,849,000	1,958,535
9.63%, 12/1/2032 (a)	2,768,614	3,139,221
Seagate HDD Cayman 8.50%, 7/15/2031	3,849,000	4,080,171

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Unisys Corp. 10.63%, 1/15/2031 (a)	$6,467,000	$6,878,819
		69,628,181
LEISURE TIME — 2.1%
Amer Sports Co. 6.75%, 2/16/2031 (a)	9,632,000	10,026,334
Carnival Corp.:
5.13%, 5/1/2029 (a) (c)	4,727,000	4,727,000
5.75%, 3/15/2030 (a)	9,529,000	9,734,445
5.75%, 8/1/2032 (a)	28,872,000	29,399,780
5.88%, 6/15/2031 (a)	10,291,000	10,553,318
6.00%, 5/1/2029 (a)	8,133,000	8,254,995
6.13%, 2/15/2033 (a)	14,208,000	14,567,605
Life Time, Inc. 6.00%, 11/15/2031 (a)	6,669,000	6,776,704
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	4,821,000	4,914,286
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	5,355,800	4,391,381
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	6,515,000	6,513,892
6.25%, 9/15/2033 (a)	5,947,000	5,977,924
6.75%, 2/1/2032 (a)	13,026,000	13,399,586
7.75%, 2/15/2029 (a)	4,214,000	4,488,837
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	5,098,800	5,205,518
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a) (b)	9,070,000	8,783,660
11.13%, 7/15/2030 (a)	10,133,000	9,836,711
Viking Cruises Ltd.:
5.88%, 10/15/2033 (a) (c)	5,705,000	5,699,923
7.00%, 2/15/2029 (a)	4,841,000	4,865,883
9.13%, 7/15/2031 (a)	4,751,000	5,102,384
		173,220,166
LODGING — 1.8%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	5,539,000	5,342,476
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,887,000	5,050,470
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	10,193,000	9,326,697
3.75%, 5/1/2029 (a)	6,403,000	6,159,494
4.00%, 5/1/2031 (a)	10,362,000	9,806,493
5.75%, 9/15/2033 (a)	9,314,000	9,445,514
5.88%, 4/1/2029 (a)	4,911,000	5,011,086
5.88%, 3/15/2033 (a)	5,209,000	5,321,827
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a) (b)	3,689,800	3,438,303
5.00%, 6/1/2029 (a)	8,675,800	8,342,563
6.63%, 1/15/2032 (a)	8,907,800	9,043,644
Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	$2,438,000	$2,351,354
6.50%, 10/1/2033 (a)	3,581,000	3,568,073
Melco Resorts Finance Ltd.:
6.50%, 9/24/2033 (a) (b)	1,957,000	1,966,687
7.63%, 4/17/2032 (a) (b)	5,533,000	5,807,492
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	4,311,000	4,301,990
7.13%, 6/26/2031 (a) (b)	6,562,000	6,922,516
MGM Resorts International:
4.75%, 10/15/2028	5,973,300	5,927,425
6.13%, 9/15/2029	7,831,000	7,966,711
6.50%, 4/15/2032 (b)	6,341,000	6,462,240
Station Casinos LLC:
4.63%, 12/1/2031 (a)	2,732,600	2,577,224
6.63%, 3/15/2032 (a)	7,224,000	7,405,900
Studio City Finance Ltd. 5.00%, 1/15/2029 (a) (b)	8,625,000	8,313,983
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	2,881,000	2,782,297
6.13%, 9/1/2033 (a)	4,522,000	4,513,408
Wynn Macau Ltd. 6.75%, 2/15/2034 (a)	4,456,000	4,514,285
		151,670,152
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	4,485,000	4,416,738
6.25%, 10/15/2032 (a)	8,902,000	9,068,557
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	7,186,000	7,023,237
		20,508,532
MACHINERY-DIVERSIFIED — 0.3%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	6,292,500	6,556,911
9.50%, 1/1/2031 (a)	1,908,000	2,042,819
Esab Corp. 6.25%, 4/15/2029 (a)	7,080,090	7,276,279
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	604,000	425,234
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	8,464,000	8,839,801
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,441,000	1,528,642
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	1,976,000	2,029,293
		28,698,979
MEDIA — 6.2%
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	1,679,400	1,466,855
10.25%, 1/15/2029 (a)	7,255,800	7,648,629

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	$5,371,000	$4,553,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a) (b)	16,902,000	14,615,666
4.50%, 5/1/2032	19,252,300	17,523,058
4.50%, 6/1/2033 (a) (b)	13,818,000	12,277,293
4.75%, 2/1/2032 (a) (b)	15,207,800	14,066,607
6.38%, 9/1/2029 (a)	13,215,000	13,406,882
7.38%, 3/1/2031 (a)	8,968,000	9,256,590
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	72,375
CSC Holdings LLC:
4.50%, 11/15/2031 (a)	12,132,000	7,903,027
5.00%, 11/15/2031 (a)	3,796,000	1,322,678
11.25%, 5/15/2028 (a)	6,251,000	5,784,113
11.75%, 1/31/2029 (a)	18,340,000	15,475,109
Directv Financing LLC 8.88%, 2/1/2030 (a)	21,246,000	21,016,425
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	12,067,700	12,058,167
10.00%, 2/15/2031 (a)	18,734,600	18,742,656
Discovery Communications LLC:
3.63%, 5/15/2030	8,659,000	8,021,524
3.95%, 3/20/2028	9,222,000	9,008,142
4.13%, 5/15/2029	4,913,000	4,738,883
DISH DBS Corp.:
5.13%, 6/1/2029	14,949,000	12,783,338
5.25%, 12/1/2026 (a)	22,435,500	22,046,020
5.75%, 12/1/2028 (a)	20,291,000	19,457,040
DISH Network Corp. 11.75%, 11/15/2027 (a)	29,690,033	31,425,119
EW Scripps Co. 9.88%, 8/15/2030 (a)	5,740,000	5,387,220
GCI LLC 4.75%, 10/15/2028 (a)	6,915,700	6,723,997
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	10,081,000	7,726,986
5.38%, 11/15/2031 (a) (b)	8,101,000	6,084,499
7.25%, 8/15/2033 (a)	6,798,000	6,743,072
9.63%, 7/15/2032 (a) (b)	6,218,000	6,349,262
10.50%, 7/15/2029 (a) (b)	12,761,800	13,805,843
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	655
7.00%, 1/15/2031 (a)	400	314
7.75%, 8/15/2030 (a)	5,253,000	4,363,510
9.13%, 5/1/2029 (a) (b)	6,129,000	5,548,461
10.88%, 5/1/2030 (a)	5,664,300	3,825,385
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	6,173,000	3,423,793
6.75%, 10/15/2027 (a)	849,000	509,111
Security Description	Principal Amount	Value
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	$5,826,000	$5,819,883
7.38%, 9/1/2031 (a)	6,385,000	6,634,270
8.00%, 8/1/2029 (a)	5,596,000	5,698,071
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,425,000	5,588,401
Nexstar Media, Inc. 4.75%, 11/1/2028 (a) (b)	7,281,500	7,107,836
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (d)	8,560,000	8,533,207
Radiate Holdco LLC/Radiate Finance, Inc. 9.25%, 3/25/2030 (a)	26,164	16,352
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,906,000	4,333,764
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	866,000	622,108
8.13%, 2/15/2033 (a)	12,844,600	13,221,075
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	12,387,000	11,229,559
4.00%, 7/15/2028 (a)	16,045,300	15,512,436
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	10,801,018	10,290,670
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,516,000	7,091,572
7.38%, 6/30/2030 (a)	6,679,000	6,757,879
8.00%, 8/15/2028 (a)	13,264,500	13,741,226
8.50%, 7/31/2031 (a)	11,931,000	12,325,558
9.38%, 8/1/2032 (a)	13,139,000	13,937,194
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	549,100	517,774
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	14,788,200	13,381,399
		517,521,588
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	3,767,000	3,840,607
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,665,000	1,618,896
Vallourec SACA 7.50%, 4/15/2032 (a)	3,613,000	3,847,159
		9,306,662
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	4,437,800	4,295,347
7.13%, 3/15/2031 (a)	5,923,160	6,216,356
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	2,551,000	2,609,469
6.38%, 9/15/2032 (a)	6,171,000	6,346,812

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	$4,086,000	$4,329,689
11.50%, 10/1/2031 (a)	4,869,000	5,409,021
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	6,274,800	6,457,522
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	6,836,000	7,152,712
Constellium SE 3.75%, 4/15/2029 (a)	5,242,000	4,985,876
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	7,083,000	6,760,157
5.88%, 4/15/2030 (a)	5,014,000	5,138,999
6.13%, 4/15/2032 (a)	7,790,000	8,051,043
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	4,919,800	4,640,601
Novelis Corp.:
3.88%, 8/15/2031 (a)	7,802,000	7,106,139
6.38%, 8/15/2033 (a)	3,808,000	3,847,451
6.88%, 1/30/2030 (a)	7,781,000	8,060,338
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	4,872,640	5,158,469
		96,566,001
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	5,989,000	6,152,440
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	9,791,000	10,065,540
6.25%, 3/15/2033 (a)	5,806,000	5,995,392
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,899,990	5,199,526
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	225,000	198,479
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	5,593,000	5,735,957
Maxam Prill SARL 7.75%, 7/15/2030 (a)	5,323,000	5,361,858
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,521,800	4,680,379
		43,389,571
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp. 13.50%, 4/15/2031 (a) (b)	4,196,000	4,063,574
Xerox Holdings Corp. 8.88%, 11/30/2029 (a) (b)	3,816,000	2,082,887
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	6,811,000	6,995,919
		13,142,380
OIL & GAS — 6.2%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	8,572,000	8,938,796
Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	$5,489,600	$5,605,046
6.63%, 7/15/2033 (a)	3,512,000	3,570,194
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	6,733,100	6,596,149
8.50%, 4/30/2030 (a)	6,863,800	7,062,644
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	2,051,000	2,049,503
California Resources Corp. 8.25%, 6/15/2029 (a)	8,287,800	8,646,993
Caturus Energy LLC 8.50%, 2/15/2030 (a)	6,950,800	7,237,729
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	6,448,000	6,401,961
6.75%, 3/15/2033 (a)	3,792,000	3,840,955
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	8,611,000	8,930,813
8.63%, 11/1/2030 (a)	9,033,100	9,350,162
8.75%, 7/1/2031 (a) (b)	11,067,800	11,342,835
9.63%, 6/15/2033 (a)	8,612,000	9,110,463
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	4,787,000	4,800,547
7.25%, 3/1/2032 (a)	7,177,000	7,450,372
7.38%, 1/15/2031 (a)	4,596,000	4,754,286
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,500,000	7,227,825
6.75%, 3/1/2029 (a)	11,765,000	11,745,705
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	7,827,000	7,621,228
7.63%, 4/1/2032 (a)	10,746,000	10,682,706
8.38%, 1/15/2034 (a)	6,652,000	6,757,102
9.25%, 2/15/2028 (a)	206,000	214,246
CVR Energy, Inc. 8.50%, 1/15/2029 (a)	5,626,000	5,755,454
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	6,290,200	6,670,757
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	5,584,000	5,733,484
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,534,000	3,488,129
6.00%, 4/15/2030 (a)	5,262,800	5,186,489
6.00%, 2/1/2031 (a)	6,835,000	6,593,314
6.25%, 4/15/2032 (a)	3,203,800	3,085,836
6.88%, 5/15/2034 (a)	7,564,000	7,299,941
7.25%, 2/15/2035 (a)	7,594,000	7,430,729
8.38%, 11/1/2033 (a)	5,048,500	5,299,511
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	6,243,000	6,544,038
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,573,000	4,540,440

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	$7,483,000	$7,691,701
Matador Resources Co.:
6.25%, 4/15/2033 (a)	7,621,000	7,669,546
6.50%, 4/15/2032 (a)	3,721,400	3,764,047
6.88%, 4/15/2028 (a)	4,714,000	4,813,088
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,313,300	2,317,048
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,581,000	6,446,155
Murphy Oil Corp. 6.00%, 10/1/2032 (b)	6,593,000	6,503,269
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	2,425,870	2,463,180
8.88%, 8/15/2031 (a) (b)	4,624,800	4,308,001
9.13%, 1/31/2030 (a)	5,700,133	5,929,677
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,373,100	12,808,138
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a) (c)	6,089,000	6,064,766
8.13%, 3/1/2028 (a)	4,038,000	4,099,741
8.75%, 6/15/2031 (a)	5,993,000	6,191,488
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,826,000	5,676,796
4.63%, 5/1/2030 (a)	7,261,500	7,064,786
6.63%, 8/15/2032 (a)	4,843,500	4,983,187
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	5,183,200	5,155,314
7.88%, 9/15/2030 (a) (b)	5,807,700	5,735,452
9.88%, 3/15/2030 (a)	4,090,000	4,285,666
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	8,568,000	8,571,085
6.25%, 2/1/2033 (a)	7,387,000	7,526,614
7.00%, 1/15/2032 (a)	7,861,000	8,168,208
8.00%, 4/15/2027 (a)	1,612,000	1,638,904
Petrofac Ltd. 9.75%, 11/15/2026 (a)	407,000	34,884
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	4,572,000	4,727,905
Range Resources Corp.:
4.75%, 2/15/2030 (a)	4,076,000	3,991,749
8.25%, 1/15/2029	2,462,000	2,524,239
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	4,799,000	4,970,708
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	3,973,000	4,122,981
SM Energy Co.:
6.75%, 8/1/2029 (a)	6,889,000	6,928,612
7.00%, 8/1/2032 (a) (b)	7,554,800	7,553,289
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	869,000	869,765
Security Description	Principal Amount	Value
Sunoco LP:
5.63%, 3/15/2031 (a)	$5,225,000	$5,187,903
5.88%, 3/15/2034 (a)	7,812,000	7,744,973
6.25%, 7/1/2033 (a)	4,372,000	4,449,559
7.00%, 5/1/2029 (a)	5,584,000	5,782,511
7.25%, 5/1/2032 (a)	8,299,000	8,715,278
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,663,000	6,501,089
4.50%, 4/30/2030	3,599,000	3,470,372
7.00%, 9/15/2028 (a)	4,038,000	4,161,361
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,950,900	5,136,163
9.38%, 2/1/2031 (a)	5,791,000	6,040,303
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	8,591,130	8,410,115
Transocean International Ltd.:
7.88%, 10/15/2032 (a) (c)	920,000	920,000
8.25%, 5/15/2029 (a)	7,510,800	7,413,009
8.50%, 5/15/2031 (a)	7,327,000	7,182,292
8.75%, 2/15/2030 (a)	3,967,663	4,172,235
Valaris Ltd. 8.38%, 4/30/2030 (a)	10,811,000	11,218,899
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (b)	8,242,360	7,998,963
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	5,835,600	5,919,283
		513,590,679
OIL & GAS SERVICES — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	4,453,000	4,570,915
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	4,817,000	5,086,366
CHC Group LLC 11.75%, 9/1/2030 (a)	3,550,000	3,498,028
Enerflex Ltd. 9.00%, 10/15/2027 (a)	3,413,900	3,495,492
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	4,388,000	4,466,721
6.75%, 10/1/2035 (a)	4,244,000	4,357,272
7.25%, 2/15/2029 (a)	5,462,000	5,666,443
SESI LLC 7.88%, 9/30/2030 (a) (c)	1,100,000	1,100,000
TGS ASA 8.50%, 1/15/2030 (a)	3,475,000	3,566,740
Tidewater, Inc. 9.13%, 7/15/2030 (a)	4,708,000	5,046,176
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	3,550,000	3,563,632
7.13%, 3/15/2029 (a)	8,202,800	8,472,016

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WBI Operating LLC:
6.25%, 10/15/2030 (a) (c)	$3,840,000	$3,840,000
6.50%, 10/15/2033 (a) (c)	3,720,000	3,720,000
Weatherford International Ltd.:
6.75%, 10/15/2033 (a) (c)	10,153,000	10,162,138
8.63%, 4/30/2030 (a)	10,550,000	10,791,806
		81,403,745
PACKAGING & CONTAINERS — 2.1%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,295	136
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	6,540,000	6,208,618
4.00%, 9/1/2029 (a)	5,701,000	5,274,337
6.00%, 6/15/2027 (a)	5,810,000	5,811,859
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 8/15/2026 (a)	4,656,000	4,486,754
Ball Corp.:
3.13%, 9/15/2031 (b)	6,658,000	6,043,600
5.50%, 9/15/2033	5,270,000	5,327,812
6.00%, 6/15/2029	6,322,000	6,470,883
6.88%, 3/15/2028	2,225,800	2,267,578
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	7,455,000	7,546,175
6.75%, 4/15/2032 (a)	12,741,000	13,086,536
6.88%, 1/15/2030 (a)	4,905,000	5,041,212
8.75%, 4/15/2030 (a) (b)	6,575,000	6,754,432
Crown Americas LLC:
5.25%, 4/1/2030	3,274,300	3,316,702
5.88%, 6/1/2033 (a)	9,303,000	9,400,496
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	5,167,400	5,252,300
LABL, Inc.:
5.88%, 11/1/2028 (a)	6,493,800	5,033,734
8.63%, 10/1/2031 (a) (b)	7,053,800	5,183,414
10.50%, 7/15/2027 (a) (b)	343,000	283,805
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	21,794,900	22,035,952
9.25%, 4/15/2027 (a)	9,652,000	9,669,663
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/2031 (a) (b)	6,349,000	6,462,774
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	7,344,510	7,447,186
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	8,938,343	8,767,531
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	$6,598,100	$7,043,076
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a) (b)	3,790,000	4,041,808
12.25%, 1/15/2031 (a)	5,613,000	6,076,073
		174,334,446
PHARMACEUTICALS — 2.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	32,644,000	33,523,756
180 Medical, Inc. 3.88%, 10/15/2029 (a)	1,823,000	1,741,512
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	2,148,000	2,040,235
5.13%, 3/1/2030 (a)	5,649,000	5,390,615
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	6,611,000	6,842,914
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	11,502,000	10,302,226
6.25%, 2/15/2029 (a) (b)	6,081,000	4,747,193
11.00%, 9/30/2028 (a)	16,245,000	16,948,246
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,943,000	6,140,367
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (d)	5,937,000	6,130,962
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (d)	12,253,000	12,893,219
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	8,597,000	9,230,169
Grifols SA 4.75%, 10/15/2028 (a) (b)	4,254,000	4,130,634
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	5,819,800	5,115,313
12.25%, 4/15/2029 (a)	7,784,100	8,484,046
Jazz Securities DAC 4.38%, 1/15/2029 (a)	13,795,000	13,450,539
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,535,600	3,418,996
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	11,377,400	10,992,844
5.13%, 4/30/2031 (a) (b)	13,571,800	11,874,918
6.75%, 5/15/2034 (a) (b)	9,838,300	9,450,474
7.88%, 5/15/2034 (a) (b)	5,417,700	5,024,592
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	6,167,600	5,085,248
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	7,089,000	6,902,205
		199,861,223

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	$5,589,000	$5,568,209
5.75%, 10/15/2033 (a)	4,394,000	4,376,028
6.63%, 2/1/2032 (a)	4,065,000	4,188,210
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	5,057,000	5,243,654
7.25%, 7/15/2032 (a)	3,557,000	3,739,723
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	5,335,000	5,545,466
6.88%, 7/1/2029 (a)	4,777,000	4,948,781
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,436,800	7,370,315
7.50%, 12/15/2033 (a)	6,977,800	7,574,332
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (a)	2,800,000	2,849,952
8.63%, 3/15/2029 (a)	13,821,800	14,417,243
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (d)	9,359,000	9,331,017
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (d)	6,693,000	6,685,303
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (d)	7,587,000	8,113,689
Excelerate Energy LP 8.00%, 5/15/2030 (a)	8,610,000	9,167,584
Genesis Energy LP/Genesis Energy Finance Corp.:
7.88%, 5/15/2032 (b)	6,396,000	6,669,749
8.00%, 5/15/2033	5,522,000	5,782,970
8.25%, 1/15/2029	3,529,000	3,680,994
8.88%, 4/15/2030	2,347,000	2,486,036
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	5,437,000	5,575,372
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	3,211,000	3,115,408
5.88%, 3/1/2028 (a)	6,827,000	6,957,123
6.50%, 6/1/2029 (a)	5,784,810	5,968,073
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	497
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	5,180,000	5,284,947
7.38%, 7/15/2032 (a)	4,299,000	4,459,868
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,805,100	9,639,492
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	7,795,000	7,843,563
Security Description	Principal Amount	Value
6.63%, 12/15/2028 (a)	$10,074,666	$10,346,883
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	3,150,000	790,051
NFE Financing LLC 12.00%, 11/15/2029 (a) (b)	7,960,863	2,335,319
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	8,264,000	8,474,319
8.38%, 2/15/2032 (a)	11,323,000	11,623,626
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	2,636,000	2,625,219
6.75%, 7/15/2032 (a)	3,783,000	3,868,761
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	2,570,000	2,683,080
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (d)	800	849
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (b) (d)	4,873,000	5,171,374
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	9,438,800	9,484,956
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	6,577,000	6,495,774
6.75%, 3/15/2034 (a)	4,637,000	4,591,836
7.38%, 2/15/2029 (a)	7,672,000	7,902,927
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	4,765,000	4,968,799
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	13,733,800	13,156,980
3.88%, 11/1/2033 (a)	7,666,000	6,911,742
4.13%, 8/15/2031 (a)	9,846,000	9,297,282
6.25%, 1/15/2030 (a)	10,154,800	10,591,152
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	12,382,740	12,815,888
8.13%, 6/1/2028 (a)	17,138,000	17,745,371
8.38%, 6/1/2031 (a)	16,593,100	17,424,912
9.50%, 2/1/2029 (a)	26,034,200	28,705,048
9.88%, 2/1/2032 (a) (b)	16,907,000	18,409,694
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034 (a)	14,567,700	15,357,561
6.75%, 1/15/2036 (a)	14,304,000	15,207,870
		413,570,871
REAL ESTATE — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,927,795	5,998,869

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a)	$1,685,800	$1,620,256
9.75%, 4/15/2030 (a)	5,536,100	6,040,273
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,668,000	4,478,199
4.38%, 2/1/2031 (a)	1,392,000	1,305,334
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,283,000	6,123,098
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,640,600	5,395,742
4.75%, 2/1/2030	3,213,000	3,000,010
5.00%, 3/1/2031 (b)	4,226,000	3,957,818
		37,919,599
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	3,316,000	3,188,765
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	5,049,000	5,309,225
Brandywine Operating Partnership LP 8.88%, 4/12/2029	5,467,000	5,944,542
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	7,432,400	7,306,124
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,951,800	4,802,998
Diversified Healthcare Trust 4.38%, 3/1/2031	4,652,300	4,111,842
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	3,836,000	3,752,682
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	4,309,000	4,188,477
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	4,688,000	4,517,122
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	1,000,600	955,463
5.25%, 7/15/2030 (a)	2,159,000	2,135,337
6.25%, 1/15/2033 (a)	9,810,000	10,008,653
7.00%, 2/15/2029 (a)	3,402,800	3,503,795
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	5,883,000	5,898,766
6.38%, 8/1/2030 (a)	8,256,000	8,400,893
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	12,749,000	9,356,491
8.50%, 2/15/2032 (a)	8,690,000	9,251,200
Security Description	Principal Amount	Value
Office Properties Income Trust 9.00%, 9/30/2029 (a)	$4,400,000	$2,813,844
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,927,000	6,751,955
7.00%, 2/1/2030 (a)	2,918,000	3,006,999
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,609,000	4,518,940
6.50%, 4/1/2032 (a)	7,485,000	7,698,846
6.50%, 6/15/2033 (a)	4,271,000	4,398,148
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	8,595,000	8,796,639
8.00%, 7/15/2030 (a)	4,670,000	4,784,835
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	5,435,100	5,132,148
SBA Communications Corp. 3.13%, 2/1/2029	11,488,500	10,756,223
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	2,633,000	2,321,148
8.38%, 6/15/2029	7,887,000	8,007,908
8.63%, 11/15/2031 (a)	6,143,000	6,540,698
8.88%, 6/15/2032 (b)	5,775,300	5,836,287
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	5,404,100	5,358,598
5.25%, 10/15/2028 (a) (c)	4,411,000	4,411,573
6.50%, 7/1/2030 (a)	1,163,000	1,203,659
6.50%, 10/15/2030 (a)	5,251,000	5,442,031
7.25%, 4/1/2029 (a)	5,750,700	6,038,810
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,938,000	5,380,659
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,844,000	5,716,426
6.50%, 2/15/2029 (a) (b)	10,359,000	9,728,241
8.63%, 6/15/2032 (a) (b)	7,018,000	6,704,787
10.50%, 2/15/2028 (a)	11,240,000	11,830,100
XHR LP 4.88%, 6/1/2029 (a)	2,623,000	2,570,304
		238,382,181
RETAIL — 4.5%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	6,962,000	6,646,900
4.00%, 10/15/2030 (a)	17,423,000	16,422,223
5.63%, 9/15/2029 (a)	7,887,000	7,995,683
6.13%, 6/15/2029 (a)	14,179,900	14,524,897
Advance Auto Parts, Inc.:
7.00%, 8/1/2030 (a)	10,985,000	11,313,891
7.38%, 8/1/2033 (a)	4,892,000	5,045,266

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	$8,892,800	$8,625,927
5.00%, 2/15/2032 (a)	5,376,000	5,163,540
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	5,159,000	5,398,429
Carvana Co. 9.00%, 6/1/2031 (a)	6,498	7,360
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	4,141,000	4,406,687
EG Global Finance PLC 12.00%, 11/30/2028 (a)	6,559,000	7,216,409
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	7,860,000	7,312,944
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	10,430,960	9,920,260
6.75%, 1/15/2030 (a) (b)	8,118,000	7,623,451
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	500	492
5.63%, 1/1/2030 (a)	5,393,000	5,391,813
6.88%, 3/1/2032 (a)	4,110,000	4,251,754
Gap, Inc.:
3.63%, 10/1/2029 (a)	3,342,000	3,126,441
3.88%, 10/1/2031 (a)	7,966,000	7,250,972
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,566,600	5,444,580
8.75%, 1/15/2032 (a)	5,791,800	5,632,525
11.50%, 8/15/2029 (a) (b)	4,036,800	4,259,874
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	5,141,800	5,261,193
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	138,000	113,225
Kohl's Corp. 5.13%, 5/1/2031 (e)	5,114,800	4,036,140
LBM Acquisition LLC:
6.25%, 1/15/2029 (a) (b)	3,743,000	3,466,392
9.50%, 6/15/2031 (a)	8,896,000	9,380,476
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	9,866,000	9,666,707
8.25%, 8/1/2031 (a)	7,051,000	7,454,317
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	3,198,000	3,054,889
4.38%, 1/15/2031 (a)	9,633,000	9,143,933
5.50%, 10/1/2030 (a) (b)	1,671,000	1,668,961
Macy's Retail Holdings LLC 7.38%, 8/1/2033 (a)	6,780,000	7,083,134
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	7,570,000	6,970,077
7.88%, 5/1/2029 (a) (b)	10,147,000	8,500,243
Security Description	Principal Amount	Value
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	$5,959,000	$5,543,062
Park River Holdings, Inc. 8.00%, 3/15/2031 (a) (c)	4,258,000	4,314,035
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	4,585,500	4,650,339
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	2,253,000	2,147,222
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	16,300,600	16,343,797
10.00%, 9/15/2033 (a)	5,722,000	5,787,288
QVC, Inc. 6.88%, 4/15/2029 (a)	3,815,000	2,066,853
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	18,725,000	19,442,542
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,868,000	3,011,400
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	8,971,641	4,338,268
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	3,209,000	3,333,605
SGUS LLC 11.00%, 12/15/2029 (a)	1,736,090	1,643,348
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	5,104,000	4,955,933
4.88%, 11/15/2031 (a) (b)	3,776,000	3,612,084
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	4,388,800	4,457,265
Staples, Inc.:
10.75%, 9/1/2029 (a)	18,004,900	17,834,754
12.75%, 1/15/2030 (a)	9,122,436	7,342,557
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	5,922,000	5,631,644
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,355,000	5,169,503
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	7,213,800	6,890,622
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	1,928,000	1,927,981
Yum! Brands, Inc.:
4.63%, 1/31/2032	9,024,000	8,769,704
5.38%, 4/1/2032	4,224,000	4,240,389
		372,236,200
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,950,000	2,980,090
ams-OSRAM AG 12.25%, 3/30/2029 (a)	3,753,000	4,055,867

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Entegris, Inc. 5.95%, 6/15/2030 (a)	$7,280,100	$7,383,113
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	11,294,000	11,538,854
6.63%, 7/24/2033 (a)	6,248,100	6,409,426
		32,367,350
SOFTWARE — 3.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	17,506,000	17,366,827
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	6,168,800	6,456,328
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	21,136
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	5,977,000	5,276,316
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	8,018,000	6,940,301
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	11,704,000	11,276,804
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	35,675,000	36,014,626
6.63%, 8/15/2033 (a)	4,422,000	4,504,736
8.25%, 6/30/2032 (a)	19,826,000	21,043,713
9.00%, 9/30/2029 (a)	28,567,000	29,603,411
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	14,195,000	14,549,165
9.25%, 6/1/2030 (a)	16,035,000	16,560,146
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,385,000	5,306,379
Elastic NV 4.13%, 7/15/2029 (a)	6,536,000	6,275,606
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	7,330,000	7,467,291
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	10,958,000	11,135,081
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	5,306,000	5,497,759
Open Text Corp. 3.88%, 12/1/2029 (a)	7,952,000	7,518,775
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a)	6,949,000	6,431,925
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a)	6,841,000	6,399,550
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	5,943,000	5,463,103
ROBLOX Corp. 3.88%, 5/1/2030 (a)	7,347,000	7,013,740
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	4,674,000	4,557,571
9.00%, 11/28/2028 (a)	4,377,000	4,512,030
Security Description	Principal Amount	Value
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	$5,380,000	$5,562,705
Twilio, Inc.:
3.63%, 3/15/2029 (b)	6,637,000	6,326,588
3.88%, 3/15/2031	4,340,000	4,081,987
UKG, Inc. 6.88%, 2/1/2031 (a)	21,600,900	22,293,641
X.AI LLC/X.AI Co. Issuer Corp. 12.50%, 6/30/2030	868,000	912,042
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,216,000	4,940,334
		291,309,616
TELECOMMUNICATIONS — 4.5%
Altice Financing SA 5.75%, 8/15/2029 (a)	15,114,000	11,354,997
Altice France SA:
5.13%, 7/15/2029 (a)	18,835,000	16,249,520
5.50%, 10/15/2029 (a)	11,889,500	10,274,192
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (d)	7,178,000	7,445,811
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (d)	9,565,000	9,990,929
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	3,152,000	3,120,354
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (d)	3,522,000	3,375,590
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	6,745,750	6,701,970
9.50%, 12/15/2031 (a)	10,258,000	10,618,671
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	18,821,000	19,780,871
Connect Holding II LLC 10.50%, 4/3/2031 (a) (b)	15,619,000	15,605,880
EchoStar Corp. 10.75%, 11/30/2029	42,318,000	46,560,803
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	6,088,000	5,796,446
Series 2033, 6.38%, 11/15/2033 (a)	3,398,000	3,381,316
Series 2036, 7.20%, 7/18/2036 (a)	4,447,800	4,506,422
Series 2038, 7.72%, 6/4/2038 (a)	4,757,000	4,829,544
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,302,700	4,293,320
5.88%, 10/15/2027 (a)	6,304,800	6,305,430
5.88%, 11/1/2029	1,469,765	1,486,153

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2030 (a)	$2,095,000	$2,120,454
6.75%, 5/1/2029 (a)	4,118,000	4,159,468
8.63%, 3/15/2031 (a)	2,828,000	2,986,707
8.75%, 5/15/2030 (a)	1,212,000	1,266,346
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	8,314,997	7,612,213
4.88%, 6/15/2029 (a)	6,515,500	6,175,717
6.88%, 6/30/2033 (a)	16,499,452	16,821,686
7.00%, 3/31/2034 (a)	13,462,214	13,693,226
Maya SAS/Paris France:
7.00%, 10/15/2028 (a)	7,264,000	7,392,137
7.00%, 4/15/2032 (a)	8,839,000	9,021,525
8.50%, 4/15/2031 (a)	8,670,000	9,281,582
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,710
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (d)	6,471,000	6,421,562
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (d)	7,937,000	8,283,371
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (d)	7,117,000	7,549,144
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	205,000	164,603
TELUS Corp.:
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (d)	4,555,000	4,692,607
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (d)	5,661,000	5,967,430
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	475
3.38%, 4/15/2029	700	680
Veon Midco BV 3.38%, 11/25/2027 (a)	1,000,000	937,085
Viasat, Inc. 7.50%, 5/30/2031 (a) (b)	5,359,000	5,026,581
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	5,099,000	4,725,600
4.75%, 7/15/2031 (a)	11,113,000	10,449,998
7.75%, 4/15/2032 (a)	7,742,000	8,148,455
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (d)	5,176,300	4,841,135
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	377,000	398,527
Windstream Services LLC 7.50%, 10/15/2033 (a) (c)	6,831,000	6,829,361
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	18,956,000	19,651,306
Zegona Finance PLC 8.63%, 7/15/2029 (a)	6,270,000	6,682,190
		372,985,100
Security Description	Principal Amount	Value
TRANSPORTATION — 0.7%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	$3,114,700	$3,240,596
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,326,100	3,003,554
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	4,856,000	5,193,492
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	4,059,000	3,859,744
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	6,767,000	6,882,783
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	7,091,000	7,368,684
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,014,000	4,841,669
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	7,558,800	7,343,525
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	7,682,000	8,086,073
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	6,075,000	6,288,840
XPO, Inc. 7.13%, 2/1/2032 (a)	2,853,000	2,995,850
		59,104,810
TRUCKING & LEASING — 0.3%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	5,853,000	5,857,390
5.88%, 4/15/2033 (a) (b)	4,735,000	4,765,777
7.00%, 5/1/2031 (a)	4,511,600	4,723,916
7.00%, 6/15/2032 (a)	8,689,800	9,101,436
7.88%, 12/1/2030 (a)	2,926,501	3,116,138
		27,564,657
TOTAL CORPORATE BONDS & NOTES (Cost $8,183,295,331)		8,145,749,665
	Shares
COMMON STOCKS — 0.0% *
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Gulfport Energy Corp. (g)	37	6,696
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (f) (g)	12,924	508,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Diebold Nixdorf, Inc. (g)	2,009	114,573
TOTAL COMMON STOCKS (Cost $1,202,062)		750,791

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.06%, 12/31/2030 (d)	$1,577,407	$1,577,406
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.78%, 9/25/2029 (d)	6,706,060	5,431,909
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,873,761)		7,009,315
	Shares
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (h) (i)	1,104,923	1,104,923
State Street Navigator Securities Lending Portfolio II (j) (k)	609,730,229	609,730,229
TOTAL SHORT-TERM INVESTMENTS (Cost $610,835,152)		610,835,152
TOTAL INVESTMENTS — 105.8% (Cost $8,803,206,306)		8,764,344,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(479,548,898)
NET ASSETS — 100.0%		$8,284,796,025

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 87.6% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of this security is $629,522, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2025.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,145,749,665	$—	$8,145,749,665
Common Stocks	121,269	—	629,522	750,791
Senior Floating Rate Loans	—	7,009,315	—	7,009,315
Short-Term Investments	610,835,152	—	—	610,835,152
TOTAL INVESTMENTS	$610,956,421	$8,152,758,980	$629,522	$8,764,344,923
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	63,124,398	$63,124,398	$330,654,924	$392,674,399	$—	$—	1,104,923	$1,104,923	$279,477
State Street Navigator Securities Lending Portfolio II	634,582,775	634,582,775	277,734,935	302,587,481	—	—	609,730,229	609,730,229	1,377,363
Total		$697,707,173	$608,389,859	$695,261,880	$—	$—		$610,835,152	$1,656,840
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group Ltd. Series MTN, 4.95%, 2/5/2029	AUD	200,000	$135,593
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	300,000	327,611
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	135,410
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	296,000	336,693
Series GMTN, 2.13%, 5/24/2028	EUR	500,000	581,837
Series MTN, 2.90%, 2/25/2027	AUD	750,000	490,064
Series EMTN, 3.13%, 2/28/2030 (a)	EUR	500,000	595,469
Series MTN, 4.85%, 3/22/2029	AUD	200,000	135,327
Scentre Group Trust 1 Series MTN, 5.35%, 9/18/2035	AUD	600,000	392,516
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	450,000	557,264
Westpac Banking Corp.:
Series MTN, 5.00%, 1/15/2029	AUD	200,000	135,805
Series MTN, 5.10%, 5/14/2029	AUD	500,000	340,981
			4,164,570
AUSTRIA — 0.0% *
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	201,323
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027 (a)	EUR	700,000	805,477
Series EMTN, 1.15%, 1/22/2027	EUR	700,000	810,606
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	223,282
Series EMTN, 1.65%, 3/28/2031	EUR	600,000	657,482
Series EMTN, 2.00%, 3/17/2028	EUR	820,000	954,893
Series EMTN, 2.75%, 3/17/2036	EUR	750,000	817,825
Series EMTN, 2.88%, 4/2/2032	EUR	700,000	809,144
Series EMTN, 3.38%, 5/19/2033 (a)	EUR	500,000	591,212
Security Description		Principal Amount	Value
Series EMTN, 3.45%, 9/22/2031	EUR	500,000	$600,119
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	627,510
Series EMTN, 3.75%, 3/22/2037	EUR	500,000	589,333
Series EMTN, 3.88%, 5/19/2038	EUR	500,000	590,434
Series EMTN, 3.95%, 3/22/2044	EUR	750,000	853,679
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (b)	EUR	300,000	370,021
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (b)	EUR	200,000	240,164
			9,541,181
CANADA — 1.4%
Bank of Montreal:
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (a) (b)	EUR	473,000	570,280
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.25%, 1/9/2032 (b)	EUR	500,000	586,888
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029 (a)	EUR	200,000	240,501
Canadian Imperial Bank of Commerce Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.25%, 7/16/2031 (b)	EUR	700,000	823,634
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	600,000	689,428
Toronto-Dominion Bank:
Series EMTN, 0.50%, 1/18/2027	EUR	450,000	515,672
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	560,481
Series EMTN, 2.55%, 8/3/2027	EUR	450,000	529,239
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	394,595
Series EMTN, 3.13%, 8/3/2032	EUR	700,000	812,440
Series GMTN, 3.56%, 4/16/2031	EUR	350,000	418,586
Series EMTN, 3.63%, 12/13/2029	EUR	500,000	602,539
			6,744,283

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	400,000	$439,549
DENMARK — 1.5%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	500,000	591,485
Series EMTN, 3.25%, 2/28/2032 (a)	EUR	350,000	412,437
Series EMTN, 3.50%, 2/28/2035	EUR	550,000	641,924
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (b)	EUR	350,000	432,230
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (b)	EUR	300,000	374,883
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	358,000	468,091
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	300,000	357,136
Series EMTN, 3.25%, 11/6/2030	EUR	700,000	830,600
Novo Nordisk Finance Netherlands BV:
Series EMTN, 2.38%, 5/27/2028	EUR	400,000	468,741
Series EMTN, 2.88%, 8/27/2030	EUR	300,000	354,204
Series EMTN, 3.13%, 1/21/2029	EUR	400,000	477,545
Series EMTN, 3.25%, 1/21/2031	EUR	500,000	597,516
Series EMTN, 3.38%, 5/21/2034	EUR	700,000	827,526
Series EMTN, 3.63%, 5/27/2037	EUR	400,000	472,110
			7,306,428
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	600,000	685,048
Series EMTN, 0.50%, 11/2/2028	EUR	500,000	551,158
Series EMTN, 1.13%, 2/16/2027	EUR	350,000	404,355
Series EMTN, 1.13%, 9/27/2027	EUR	300,000	344,057
Series EMTN, 2.50%, 5/23/2029 (a)	EUR	300,000	349,646
Series EMTN, 2.75%, 5/2/2030	EUR	400,000	468,684
Security Description		Principal Amount	Value
3.38%, 6/11/2029	EUR	300,000	$361,138
Series EMTN, 3.63%, 3/15/2034	EUR	350,000	418,901
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	427,803
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	400,000	447,135
			4,457,925
FRANCE — 20.8%
Abertis France SAS Series EMTN, 1.48%, 1/18/2031	EUR	400,000	427,918
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	300,000	343,736
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	550,000	615,324
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	454,314
Series EMTN, 2.38%, 6/9/2040	EUR	300,000	297,697
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	347,626
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	220,740
Series EMTN, 1.38%, 2/21/2031	EUR	500,000	538,503
Ayvens SA:
3.88%, 2/22/2027	EUR	400,000	478,869
3.88%, 1/24/2028	EUR	300,000	362,183
Series EMTN, 4.88%, 10/6/2028	EUR	500,000	622,286
Banque Federative du Credit Mutuel SA:
0.25%, 7/19/2028	EUR	400,000	439,494
Series EMTN, 0.63%, 11/3/2028 (a)	EUR	400,000	440,406
Series EMTN, 0.63%, 2/21/2031	EUR	400,000	407,855
Series EMTN, 0.75%, 1/17/2030	EUR	100,000	106,817
Series EMTN, 1.13%, 1/19/2032	EUR	600,000	613,509
Series EMTN, 1.25%, 5/26/2027	EUR	600,000	691,897
1.25%, 6/3/2030	EUR	300,000	323,335
Series EMTN, 1.38%, 7/16/2028 (a)	EUR	400,000	455,151
Series EMTN, 1.75%, 3/15/2029	EUR	400,000	452,676
Series EMTN, 2.63%, 11/6/2029	EUR	500,000	578,317

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.00%, 5/7/2030	EUR	700,000	$820,529
Series EMTN, 3.13%, 9/14/2027	EUR	800,000	951,511
Series EMTN, 3.25%, 10/17/2031	EUR	400,000	469,488
Series EMTN, 3.63%, 3/7/2035	EUR	300,000	348,249
Series EMTN, 3.75%, 2/1/2033	EUR	600,000	721,452
Series EMTN, 3.75%, 2/3/2034	EUR	500,000	596,982
Series EMTN, 3.88%, 1/26/2028	EUR	400,000	483,206
Series EMTN, 4.13%, 3/13/2029	EUR	500,000	612,083
Series EMTN, 4.13%, 6/14/2033	EUR	500,000	614,482
Series EMTN, 4.38%, 5/2/2030	EUR	400,000	492,925
Series EMTN, 4.75%, 11/10/2031	EUR	500,000	629,105
BNP Paribas SA:
Series EMTN, 0.63%, 12/3/2032 (a)	EUR	700,000	678,748
Series EMTN, 1.25%, 7/13/2031 (a)	GBP	400,000	436,430
Series EMTN, 1.38%, 5/28/2029 (a)	EUR	500,000	556,219
Series EMTN, 1.50%, 5/23/2028	EUR	100,000	114,355
Series EMTN, 1.50%, 5/25/2028	EUR	500,000	573,517
1.88%, 12/14/2027	GBP	300,000	381,543
Series EMTN, 2.10%, 4/7/2032	EUR	600,000	650,893
Series EMTN, 3.63%, 9/1/2029 (a)	EUR	400,000	482,110
Series EMTN, 4.10%, 2/13/2034	EUR	600,000	729,355
Series EMTN, 4.13%, 5/24/2033	EUR	400,000	496,364
Series EMTN, 5.75%, 6/13/2032	GBP	400,000	555,641
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 5/30/2028 (b)	EUR	500,000	567,823
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	500,000	571,489
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (b)	EUR	200,000	217,043
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a) (b)	EUR	600,000	677,879
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (b)	EUR	700,000	$789,186
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (b)	EUR	100,000	120,934
Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 2.88%, 5/6/2030 (b)	EUR	500,000	587,565
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (b)	EUR	800,000	867,144
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (b)	EUR	600,000	730,896
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (b)	EUR	500,000	617,951
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.49%, 9/17/2033 (b)	EUR	500,000	585,297
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (a) (b)	EUR	500,000	596,846
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (b)	EUR	700,000	824,280
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (b)	EUR	400,000	492,114
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (b)	EUR	500,000	608,823
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 3.98%, 5/6/2036 (b)	EUR	600,000	714,491
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (b)	EUR	600,000	755,628
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	400,000	557,805
Bouygues SA:
0.50%, 2/11/2030	EUR	300,000	317,979
1.13%, 7/24/2028	EUR	200,000	226,633
1.38%, 6/7/2027	EUR	500,000	578,052
2.25%, 6/29/2029	EUR	800,000	921,998
3.25%, 6/30/2037	EUR	400,000	449,567
3.88%, 7/17/2031	EUR	300,000	366,613
4.63%, 6/7/2032	EUR	500,000	633,234
5.38%, 6/30/2042	EUR	300,000	392,624
BPCE SA:
0.25%, 1/14/2031	EUR	600,000	609,576
Series EMTN, 0.50%, 2/24/2027 (a)	EUR	200,000	228,886

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.75%, 3/3/2031 (a)	EUR	300,000	$310,200
Series EMTN, 1.00%, 10/5/2028	EUR	400,000	448,545
Series EMTN, 1.00%, 1/14/2032 (a)	EUR	700,000	711,489
Series EMTN, 1.75%, 4/26/2027	EUR	400,000	465,358
Series EMTN, 3.50%, 1/25/2028	EUR	500,000	600,284
Series EMTN, 3.88%, 1/11/2029	EUR	400,000	484,146
Series EMTN, 3.88%, 1/25/2036	EUR	400,000	477,865
Series EMTN, 4.00%, 11/29/2032	EUR	600,000	734,412
Series EMTN, 4.38%, 7/13/2028	EUR	300,000	368,202
Series EMTN, 4.50%, 1/13/2033	EUR	500,000	620,793
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.63%, 10/1/2033 (b) (c)	EUR	100,000	117,206
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (b)	EUR	600,000	701,876
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (b)	EUR	400,000	484,141
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (b)	EUR	400,000	478,441
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (b)	EUR	400,000	494,555
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (a) (b)	EUR	400,000	487,502
Capgemini SE:
2.00%, 4/15/2029	EUR	500,000	573,198
2.38%, 4/15/2032 (a)	EUR	500,000	557,026
3.13%, 9/25/2031	EUR	200,000	233,804
3.50%, 9/25/2034	EUR	400,000	465,798
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	441,918
Series EMTN, 3.38%, 4/8/2030	EUR	400,000	478,099
Series EMTN, 3.63%, 4/8/2034	EUR	300,000	355,825
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	238,578
Series EMTN, 3.88%, 11/29/2030	EUR	600,000	731,735
Security Description		Principal Amount	Value
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	400,000	$446,706
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	300,000	334,576
Series EMTN, 0.38%, 4/20/2028	EUR	500,000	555,239
Series EMTN, 0.88%, 1/14/2032	EUR	400,000	405,684
Series EMTN, 1.00%, 7/3/2029	EUR	500,000	550,666
Series EMTN, 1.13%, 2/24/2029 (a)	EUR	300,000	334,698
Series EMTN, 1.13%, 7/12/2032	EUR	300,000	304,389
Series EMTN, 1.38%, 5/3/2027	EUR	400,000	462,801
Series EMTN, 1.75%, 3/5/2029	EUR	600,000	677,779
Series EMTN, 1.88%, 12/20/2026	EUR	500,000	584,466
Series EMTN, 2.50%, 8/29/2029 (a)	EUR	500,000	581,991
Series EMTN, 3.13%, 2/26/2032	EUR	400,000	468,782
Series EMTN, 3.38%, 7/28/2027	EUR	400,000	478,251
3.50%, 9/26/2034 (a)	EUR	400,000	463,780
Series EMTN, 3.75%, 1/22/2034	EUR	500,000	599,520
Series EMTN, 3.75%, 5/27/2035 (a)	EUR	500,000	585,369
Series EMTN, 3.88%, 4/20/2031	EUR	700,000	854,770
Series EMTN, 3.88%, 11/28/2034	EUR	700,000	844,525
Series EMTN, 4.00%, 1/18/2033	EUR	600,000	736,625
Series EMTN, 4.13%, 3/7/2030	EUR	300,000	370,635
Series EMTN, 4.13%, 2/26/2036 (a)	EUR	400,000	480,741
Series EMTN, 4.38%, 11/27/2033	EUR	300,000	372,409
4.88%, 10/23/2029	GBP	300,000	406,308
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (b)	GBP	300,000	409,114
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	600,000	658,380
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.25%, 8/25/2032 (b)	EUR	300,000	349,531
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (b)	EUR	400,000	487,621

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.20%, 5.50%, 7/31/2032 (a) (b)	GBP	200,000	$273,160
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	358,585
Danone SA Series EMTN, 1.21%, 11/3/2028 (a)	EUR	500,000	563,412
Dassault Systemes SE 0.38%, 9/16/2029	EUR	400,000	429,873
Engie SA:
Series EMTN, 0.50%, 10/24/2030	EUR	300,000	311,220
Series EMTN, 3.63%, 1/11/2030	EUR	400,000	482,003
Series EMTN, 4.00%, 1/11/2035 (a)	EUR	400,000	481,083
Series EMTN, 5.00%, 10/1/2060	GBP	450,000	480,595
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	337,898
Series EMTN, 0.50%, 6/5/2028 (a)	EUR	500,000	558,604
0.75%, 11/27/2031	EUR	400,000	411,710
Series EMTN, 2.63%, 1/10/2030	EUR	400,000	468,134
Series EMTN, 2.88%, 3/5/2029	EUR	700,000	828,067
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	500,000	562,024
Kering SA:
Series EMTN, 3.38%, 3/11/2032 (a)	EUR	400,000	466,349
Series EMTN, 3.63%, 9/5/2031	EUR	400,000	476,542
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	350,947
L'Oreal SA Series EMTN, 2.88%, 5/19/2028	EUR	400,000	475,631
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028 (a)	EUR	700,000	780,391
0.38%, 2/11/2031 (a)	EUR	500,000	517,937
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	129,329
Series EMTN, 2.63%, 3/7/2029	EUR	400,000	469,963
Series EMTN, 3.25%, 9/7/2029	EUR	500,000	600,904
Series EMTN, 3.50%, 9/7/2033	EUR	500,000	601,194
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	600,000	588,182
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 12/16/2033	EUR	400,000	$378,377
Series EMTN, 1.38%, 3/20/2028	EUR	500,000	572,024
Series EMTN, 1.38%, 1/16/2030	EUR	200,000	221,650
Series EMTN, 1.88%, 9/12/2030	EUR	400,000	447,914
Series EMTN, 2.00%, 1/15/2029 (a)	EUR	400,000	460,630
Series EMTN, 3.25%, 1/15/2032	GBP	300,000	367,877
Series EMTN, 3.75%, 9/4/2037	EUR	200,000	234,314
Series EMTN, 8.13%, 1/28/2033	EUR	536,000	825,191
Pernod Ricard SA 1.75%, 4/8/2030	EUR	300,000	334,923
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	500,000	555,189
Series EMTN, 0.25%, 7/8/2027	EUR	500,000	565,521
Series EMTN, 0.75%, 1/25/2027	EUR	600,000	689,570
1.25%, 6/12/2030	EUR	200,000	215,966
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	564,359
Series EMTN, 2.13%, 9/27/2028	EUR	400,000	461,911
Series EMTN, 2.63%, 5/30/2029 (a)	EUR	300,000	351,228
3.00%, 2/12/2027	EUR	400,000	473,489
Series EMTN, 4.00%, 11/16/2027	EUR	600,000	727,243
4.13%, 6/2/2027	EUR	800,000	965,206
Series EMTN, 4.13%, 11/21/2028	EUR	400,000	490,666
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	500,606
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (b)	EUR	200,000	230,064
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	500,000	551,819
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (b)	EUR	100,000	113,485
3 mo. EUR EURIBOR + 1.35%, 3.63%, 11/13/2030 (b)	EUR	400,000	477,662
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 3.38%, 5/14/2030 (b)	EUR	500,000	591,834
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.75%, 9/2/2033 (b)	EUR	300,000	352,073

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.45%, 3.75%, 7/15/2031 (b)	EUR	100,000	$119,600
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (b)	EUR	600,000	742,881
Series EMTN, 3 mo. EUR EURIBOR + 1.73%, 4.13%, 5/14/2036 (b)	EUR	600,000	714,272
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (b)	EUR	600,000	733,440
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (a) (b)	EUR	400,000	501,670
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	500,000	549,517
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	700,000	803,824
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028 (a)	EUR	400,000	449,713
Series EMTN, 1.38%, 10/4/2029	EUR	400,000	446,829
Series EMTN, 1.49%, 4/8/2027	EUR	500,000	580,125
Series EMTN, 1.62%, 5/18/2040	EUR	400,000	347,115
Series EMTN, 1.99%, 4/8/2032	EUR	700,000	770,326
Series EMTN, 3.08%, 7/1/2031	EUR	500,000	588,101
Series EMTN, 3.16%, 3/3/2033	EUR	300,000	350,008
Series EMTN, 3.65%, 7/1/2035 (a)	EUR	700,000	826,717
Series EMTN, 3.85%, 3/3/2045	EUR	200,000	220,550
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	300,000	342,504
Series EMTN, 1.38%, 12/4/2031 (a)	EUR	600,000	622,405
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	400,000	455,060
Series EMTN, 1.75%, 9/26/2030 (a)	EUR	600,000	665,530
			98,643,263
GERMANY — 10.2%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	300,000	349,839
Security Description		Principal Amount	Value
Amprion GmbH 3.97%, 9/22/2032 (a)	EUR	300,000	$365,893
Aroundtown SA Series EMTN, 0.38%, 4/15/2027 (a)	EUR	400,000	452,468
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	340,147
0.88%, 11/15/2027	EUR	300,000	341,995
1.50%, 3/17/2031	EUR	400,000	435,109
Bayer AG:
0.38%, 1/12/2029	EUR	600,000	649,558
0.63%, 7/12/2031	EUR	500,000	505,000
0.75%, 1/6/2027	EUR	600,000	689,636
1.13%, 1/6/2030	EUR	300,000	325,119
Series EMTF, 1.38%, 7/6/2032	EUR	500,000	513,570
Series EMTN, 4.63%, 5/26/2033 (a)	EUR	450,000	562,064
Bayer Capital Corp. BV 2.13%, 12/15/2029	EUR	400,000	452,654
BMW Finance NV:
Series EMTN, 1.50%, 2/6/2029	EUR	350,000	394,807
Series EMTN, 2.63%, 5/20/2028 (a)	EUR	500,000	588,769
BMW International Investment BV:
Series EMTN, 3.00%, 8/27/2027	EUR	450,000	533,816
Series EMTN, 3.13%, 7/22/2029	EUR	400,000	474,663
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	400,000	475,250
Series EMTN, 3.38%, 2/2/2034	EUR	350,000	405,823
Commerzbank AG Series EMTN, 0.50%, 12/4/2026	EUR	250,000	288,027
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	600,000	696,762
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (b)	EUR	400,000	424,296
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	700,000	777,027
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 2.63%, 8/13/2028 (b)	EUR	200,000	234,391
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.00%, 6/16/2029 (b)	EUR	800,000	941,302

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 3.38%, 2/13/2031 (b)	EUR	500,000	$590,204
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (b)	EUR	400,000	484,591
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a) (b)	EUR	500,000	581,519
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	600,000	728,720
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	400,000	495,921
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	600,000	752,197
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a) (b)	GBP	300,000	419,291
Deutsche Boerse AG 3.88%, 9/28/2033	EUR	500,000	613,796
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	400,000	467,980
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	400,000	456,163
Series EMTN, 1.75%, 3/25/2031	EUR	300,000	336,392
Series EMTN, 3.63%, 2/3/2045	EUR	400,000	437,300
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028 (a)	EUR	550,000	632,400
Series EMTN, 2.00%, 12/1/2029	EUR	270,000	310,239
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	350,000	393,798
Series EMTN, 5.88%, 10/30/2037	GBP	300,000	402,030
Series EMTN, 6.13%, 7/6/2039	GBP	450,000	606,638
Series EMTN, 6.25%, 6/3/2030	GBP	300,000	428,052
Series EMTN, 6.38%, 6/7/2032	GBP	440,000	630,932
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	143,061
Security Description		Principal Amount	Value
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	451,000	$509,713
Series EMTN, 3.88%, 1/12/2035	EUR	500,000	606,657
Series EMTN, 4.13%, 3/25/2044	EUR	300,000	349,958
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	400,000	467,532
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	500,000	551,535
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	350,000	370,657
Series EMTN, 0.75%, 3/11/2033	EUR	450,000	442,169
Series EMTN, 1.00%, 11/15/2027	EUR	900,000	1,025,512
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	340,246
Series EMTN, 1.38%, 5/11/2028	EUR	500,000	571,291
Series EMTN, 1.50%, 7/3/2029	EUR	350,000	394,075
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	600,000	607,615
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026	EUR	100,000	115,079
Series EMTN, 0.63%, 5/6/2027 (a)	EUR	316,000	361,411
Series EMTN, 3.25%, 11/15/2030	EUR	484,000	573,780
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	364,628
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030 (a)	EUR	400,000	482,221
Series EMTN, 4.00%, 6/2/2035	EUR	400,000	481,204
Series EMTN, 4.38%, 6/2/2043	EUR	600,000	704,488
RWE AG Series EMTN, 2.75%, 5/24/2030	EUR	340,000	397,925
SAP SE:
1.25%, 3/10/2028	EUR	500,000	572,585
1.63%, 3/10/2031	EUR	600,000	664,195
Series EMTN, 1.75%, 2/22/2027	EUR	100,000	116,746
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	300,000	324,948

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 2/20/2029	EUR	400,000	$436,484
Series EMTN, 0.50%, 9/5/2034	EUR	350,000	333,566
Series EMTN, 1.38%, 9/6/2030	EUR	500,000	557,115
Series EMTN, 2.63%, 5/27/2029	EUR	400,000	470,758
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	119,631
Series EMTN, 3.00%, 11/22/2028	EUR	400,000	477,264
Series EMTN, 3.00%, 9/8/2033	EUR	500,000	585,410
Series EMTN, 3.13%, 5/22/2032	EUR	800,000	949,072
Series EMTN, 3.38%, 8/24/2031	EUR	400,000	484,920
3.38%, 2/22/2037	EUR	300,000	347,839
Series EMTN, 3.63%, 5/27/2036	EUR	600,000	715,347
3.63%, 2/22/2044	EUR	400,000	446,764
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029 (a)	EUR	400,000	433,891
Volkswagen Financial Services AG:
Series EMTN, 0.13%, 2/12/2027	EUR	500,000	567,770
Series EMTN, 0.88%, 1/31/2028 (a)	EUR	600,000	675,124
3.25%, 5/19/2027	EUR	400,000	473,948
3.63%, 5/19/2029	EUR	300,000	358,176
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	500,000	554,680
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	110,893
Series 10Y, 1.88%, 3/30/2027	EUR	800,000	929,121
3.25%, 11/18/2030 (a)	EUR	400,000	467,439
4.13%, 11/16/2038	EUR	500,000	580,548
Volkswagen Leasing GmbH Series EMTN, 3.88%, 10/11/2028	EUR	450,000	544,324
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028 (a)	EUR	200,000	219,323
Series EMTN, 0.38%, 6/16/2027	EUR	500,000	566,132
Series EMTN, 0.63%, 12/14/2029	EUR	400,000	425,294
Series EMTN, 0.75%, 9/1/2032	EUR	400,000	390,556
1.00%, 6/16/2033	EUR	700,000	675,310
Security Description		Principal Amount	Value
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	400,000	$446,184
1.82%, 9/25/2031	EUR	300,000	313,745
			48,182,007
IRELAND — 0.2%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	450,000	526,888
Flutter Treasury DAC 6.13%, 6/4/2031	GBP	200,000	271,351
			798,239
ITALY — 5.3%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030 (a)	EUR	400,000	441,230
Series EMTN, 2.38%, 11/25/2033	EUR	250,000	264,501
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	500,000	572,673
2.00%, 1/15/2030	EUR	500,000	561,434
Enel Finance International NV:
Series EMTN, 0.25%, 6/17/2027 (d)	EUR	500,000	566,516
Series EMTN, 0.38%, 6/17/2027	EUR	600,000	681,333
Series EMTN, 0.63%, 5/28/2029 (d)	EUR	350,000	380,381
Series EMTN, 0.75%, 6/17/2030 (d)	EUR	450,000	477,824
Series EMTN, 0.88%, 9/28/2034	EUR	450,000	420,425
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	175,784
Series EMTN, 2.88%, 4/11/2029	GBP	300,000	380,898
Series EMTN, 3.88%, 3/9/2029	EUR	400,000	487,355
Series EMTN, 3.88%, 1/23/2035 (a)	EUR	400,000	479,164
Series EMTN, 5.75%, 9/14/2040	GBP	415,000	534,015
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	400,000	443,942
Series EMTN, 0.63%, 1/23/2030	EUR	400,000	428,419
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	389,621
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	604,648
Series EMTN, 3.88%, 1/15/2034	EUR	350,000	421,350
Series EMTN, 4.25%, 5/19/2033	EUR	400,000	493,899

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	500,000	$562,319
Series EMTN, 1.00%, 11/19/2026	EUR	200,000	231,606
Series EMTN, 1.75%, 3/20/2028	EUR	550,000	633,744
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	226,365
Series EMTN, 3.63%, 10/16/2030	EUR	400,000	484,021
Series EMTN, 4.75%, 9/6/2027	EUR	500,000	611,940
Series EMTN, 4.88%, 5/19/2030	EUR	520,000	660,872
Series EMTN, 5.13%, 8/29/2031	EUR	500,000	649,665
Series EMTN, 6.63%, 5/31/2033	GBP	300,000	434,274
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (b)	EUR	726,000	872,709
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	450,000	546,487
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	450,000	533,764
Nexi SpA 2.13%, 4/30/2029 (a)	EUR	400,000	453,991
Snam SpA:
Series EMTN, 3.25%, 7/1/2032	EUR	600,000	702,178
Series EMTN, 3.88%, 2/19/2034	EUR	382,000	459,982
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	300,000	346,182
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031	EUR	482,000	505,469
Series EMTN, 3.73%, 6/10/2035	EUR	600,000	708,278
Series EMTN, 4.00%, 3/5/2034	EUR	400,000	483,984
4.20%, 6/11/2034	EUR	300,000	364,689
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	500,000	557,700
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	600,000	691,210
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 3.88%, 6/11/2028 (b)	EUR	300,000	360,008
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.20%, 9/22/2031 (b)	EUR	200,000	234,119
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.10%, 6/10/2031 (b)	EUR	400,000	$470,479
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.30%, 7/16/2029 (b)	EUR	450,000	535,250
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.80%, 1/16/2033 (b)	EUR	300,000	359,402
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (b)	EUR	350,000	426,587
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (b)	EUR	300,000	369,617
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (b)	EUR	525,000	646,248
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (b)	EUR	450,000	547,892
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030 (a)	EUR	300,000	359,479
			25,235,922
JAPAN — 1.9%
Mitsubishi UFJ Financial Group, Inc.:
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (b)	EUR	400,000	478,354
Series EMTN, 3 mo. EUR EURIBOR + 1.34%, 3.87%, 6/10/2036 (a) (b)	EUR	400,000	478,777
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	350,000	366,547
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	400,000	440,290
NTT Finance Corp.:
0.34%, 3/3/2030	EUR	400,000	420,954
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	635,013
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	620,487
Series 32, 0.97%, 6/20/2029	JPY	100,000,000	663,235
2.91%, 3/16/2029	EUR	500,000	589,928
3.68%, 7/16/2033	EUR	700,000	835,000
4.09%, 7/16/2037	EUR	400,000	482,982
Panasonic Holdings Corp. Series 24, 0.71%, 9/14/2028	JPY	100,000,000	662,226

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc. Series EMTN, 0.63%, 10/23/2029	EUR	400,000	$430,525
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	500,000	518,987
2.00%, 7/9/2040 (a)	EUR	400,000	361,067
2.25%, 11/21/2026	EUR	500,000	586,988
3.00%, 11/21/2030	EUR	500,000	585,375
			9,156,735
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	200,000	221,651
NETHERLANDS — 4.6%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	500,000	536,348
0.60%, 1/15/2027	EUR	700,000	804,420
1.00%, 6/2/2033	EUR	100,000	98,916
Series EMTN, 1.25%, 1/20/2034	EUR	400,000	398,627
Series EMTN, 2.75%, 6/4/2029	EUR	500,000	589,494
Series EMTN, 3.13%, 1/21/2030	EUR	300,000	358,486
Series EMTN, 3.88%, 12/21/2026	EUR	300,000	359,191
Series EMTN, 3.88%, 1/15/2032	EUR	400,000	485,533
Series EMTN, 4.00%, 1/16/2028	EUR	400,000	485,242
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	371,441
4.38%, 10/20/2028	EUR	700,000	862,044
4.50%, 11/21/2034	EUR	400,000	509,049
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	500,000	528,350
Series GMTN, 1.38%, 2/3/2027	EUR	360,000	418,098
Series GMTN, 3.82%, 7/26/2034	EUR	300,000	363,038
Series GMTN, 3.91%, 11/3/2026	EUR	100,000	119,630
Series EMTN, 4.00%, 1/10/2030	EUR	700,000	858,599
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (b)	EUR	300,000	344,388
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	600,000	687,271
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	500,000	609,614
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (b)	EUR	400,000	$482,730
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	300,000	343,931
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	347,067
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	344,022
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	600,000	665,566
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	800,000	861,143
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	800,000	899,750
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (a) (b)	EUR	500,000	583,039
3 mo. EUR EURIBOR + 1.10%, 3.50%, 9/3/2030 (a) (b)	EUR	600,000	717,698
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	400,000	445,405
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.38%, 11/19/2032 (b)	EUR	400,000	472,933
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (a) (b)	EUR	700,000	812,373
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (b)	EUR	400,000	475,776
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	600,000	736,099
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (b)	EUR	600,000	725,760
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (b)	EUR	500,000	606,434
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (b)	EUR	400,000	482,662
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	600,000	763,810
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (b)	EUR	400,000	523,627

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (b)	GBP	300,000	$375,813
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	400,000	475,624
			21,929,041
NORWAY — 0.9%
DNB Bank ASA:
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a) (b)	EUR	450,000	499,124
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (a) (b)	EUR	500,000	572,662
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	400,000	485,399
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (b)	EUR	400,000	486,601
Series EMTN, 3 mo. EUR EURIBOR + 1.02%, 3.00%, 11/29/2030 (a) (b)	EUR	450,000	530,844
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	700,000	843,484
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	500,000	593,887
			4,012,001
PORTUGAL — 0.2%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	700,000	792,952
SPAIN — 5.7%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	116,848
Series EMTN, 3.00%, 3/27/2031	EUR	400,000	464,648
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	230,014
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	229,357
Series EMTN, 3.13%, 7/15/2030	EUR	400,000	470,450
Series GMTN, 3.38%, 9/20/2027	EUR	600,000	717,810
Security Description		Principal Amount	Value
Series EMTN, 3.50%, 3/26/2031	EUR	100,000	$120,837
Series GMTN, 3.75%, 8/26/2035	EUR	400,000	472,674
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	400,000	491,124
Series GMTN, 4.38%, 10/14/2029	EUR	600,000	748,902
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a) (b)	EUR	600,000	677,857
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	400,000	501,018
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	334,365
Series EMTN, 0.50%, 2/4/2027	EUR	500,000	573,511
Series EMTN, 1.00%, 11/4/2031 (a)	EUR	400,000	414,877
Series EMTN, 1.13%, 6/23/2027	EUR	400,000	460,614
Series EMTN, 3.25%, 5/27/2032	EUR	500,000	588,979
Series EMTN, 3.50%, 10/2/2032	EUR	500,000	593,042
Series EMTN, 3.50%, 2/17/2035 (a)	EUR	300,000	350,645
Series EMTN, 3.75%, 1/9/2034	EUR	800,000	965,775
Series EMTN, 3.88%, 1/16/2028	EUR	500,000	605,523
Series EMTN, 3.88%, 4/22/2029	EUR	400,000	485,857
Series EMTN, 4.25%, 6/12/2030 (a)	EUR	200,000	248,457
Series EMTN, 4.88%, 10/18/2031 (a)	EUR	800,000	1,021,670
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (b)	EUR	400,000	444,338
Series EMTN, 1 yr. EUR Swap + 0.95%, 3.50%, 1/9/2028 (b)	EUR	600,000	714,787
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (b)	EUR	300,000	360,062
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (b)	EUR	300,000	360,436
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.00%, 3.25%, 4/2/2029 (b)	EUR	1,000,000	1,189,475
CaixaBank SA:
Series EMTN, 3.38%, 6/26/2035	EUR	500,000	582,644

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.75%, 9/7/2029 (a)	EUR	400,000	$487,380
Series EMTN, 4.25%, 9/6/2030	EUR	400,000	497,892
Series EMTN, 4.38%, 11/29/2033	EUR	400,000	505,730
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (b)	EUR	400,000	447,564
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (b)	EUR	400,000	456,856
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (a) (b)	EUR	200,000	229,767
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.63%, 9/19/2032 (a) (b)	EUR	600,000	717,793
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 3.75%, 1/27/2036 (b)	EUR	300,000	353,794
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (b)	EUR	500,000	613,667
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	400,000	498,022
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (b)	EUR	400,000	513,721
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	500,000	570,254
Series EMTN, 1.50%, 6/8/2028 (a)	EUR	200,000	227,465
Series EMTN, 2.00%, 2/15/2033	EUR	400,000	423,069
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	400,000	438,444
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032 (a)	EUR	300,000	317,996
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	500,000	606,109
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	106,643
Series EMTN, 1.20%, 8/21/2027 (a)	EUR	600,000	688,943
Series EMTN, 1.45%, 1/22/2027	EUR	600,000	697,043
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	461,374
Security Description		Principal Amount	Value
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	$113,793
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	227,678
Series EMTN, 3.70%, 1/24/2032	EUR	700,000	836,501
3.72%, 1/23/2034	EUR	400,000	468,642
			27,042,736
SWEDEN — 1.6%
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	400,000	457,762
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	221,652
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	428,594
Series EMTN, 0.75%, 8/9/2027	EUR	300,000	341,953
Series GMTN, 1.75%, 11/11/2026	EUR	200,000	233,734
Series EMTN, 3.38%, 3/19/2030	EUR	300,000	358,414
Series GMTN, 3.75%, 2/7/2028	EUR	550,000	664,037
Series EMTN, 3.88%, 5/9/2028	EUR	550,000	668,587
4.00%, 11/9/2026	EUR	200,000	239,308
Series EMTN, 4.13%, 6/29/2027	EUR	600,000	725,768
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	500,000	547,009
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	229,769
0.50%, 2/18/2030	EUR	400,000	424,140
Series EMTN, 1.38%, 2/23/2029	EUR	300,000	336,511
3.38%, 2/17/2028	EUR	500,000	599,378
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	115,080
Series EMTN, 2.10%, 5/25/2027	EUR	478,000	559,420
Series GMTN, 4.13%, 11/13/2028	EUR	400,000	491,698
			7,642,814
SWITZERLAND — 3.1%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	300,000	313,067
Series EMTN, 2.25%, 5/26/2028	EUR	700,000	817,745

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	400,000	$475,144
Richemont International Holding SA:
1.50%, 3/26/2030 (a)	EUR	750,000	834,153
2.00%, 3/26/2038	EUR	500,000	493,976
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	238,353
UBS AG:
Series EMTN, 0.25%, 9/1/2028	EUR	750,000	825,068
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	206,602
UBS Group AG:
0.25%, 2/24/2028	EUR	400,000	445,396
Series EMTN, 0.63%, 1/18/2033	EUR	463,000	447,306
0.63%, 2/24/2033	EUR	800,000	770,820
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	215,868
0.88%, 11/3/2031 (a)	EUR	400,000	410,533
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (b)	EUR	600,000	671,246
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (b)	EUR	300,000	345,722
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (b)	EUR	600,000	704,381
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (a) (b)	EUR	600,000	694,293
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 3.76%, 8/11/2036 (b)	EUR	250,000	294,727
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 4.63%, 3/17/2028 (b)	EUR	500,000	604,604
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (b)	EUR	400,000	472,892
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a) (b)	EUR	600,000	742,137
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (b)	EUR	600,000	734,770
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	1,054,000	1,380,624
Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	300,000	$389,196
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	300,000	455,558
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	500,000	573,540
			14,557,721
UNITED KINGDOM — 9.8%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	200,000	255,485
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	132,466
Series EMTN, 3.25%, 1/17/2033	GBP	600,000	700,824
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	500,000	552,452
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a) (b)	EUR	500,000	626,634
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (b)	EUR	500,000	648,179
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	400,000	460,295
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (a) (b)	EUR	600,000	736,001
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (b)	EUR	400,000	496,071
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (b)	GBP	575,000	824,783
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	506,000	715,777
Series EMTN, Sterling Overnight Index Average + 1.61%, 5.75%, 7/31/2032 (b)	GBP	500,000	689,107
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (b)	GBP	200,000	272,272
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	600,000	625,334

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.38%, 3.54%, 8/14/2031 (b)	EUR	700,000	$831,649
1 yr. EURIBOR ICE Swap + 1.55%, 3.94%, 1/31/2036 (b)	EUR	200,000	237,648
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	500,000	569,067
British Telecommunications PLC Series EMTN, 1.50%, 6/23/2027	EUR	350,000	405,077
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	300,000	376,909
Series EMTN, 2.63%, 9/22/2038	GBP	400,000	370,511
Series EMTN, 2.75%, 9/22/2046	GBP	300,000	233,925
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	300,000	295,833
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028	EUR	400,000	447,485
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	648,194	718,949
Diageo Finance PLC:
Series EMTN, 2.50%, 3/27/2032	EUR	300,000	338,521
3.13%, 2/28/2031	EUR	300,000	354,458
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	300,000	376,797
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	430,000	495,820
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 10/12/2028	GBP	300,000	371,011
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	295,376
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	300,000	320,965
Series EMTN, 5.88%, 5/13/2043	GBP	400,000	517,510
6.45%, 12/10/2033	GBP	300,000	429,987
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	137,721
HSBC Holdings PLC:
2.63%, 8/16/2028	GBP	100,000	127,730
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a) (b)	GBP	400,000	524,536
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	350,000	442,849
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a) (b)	EUR	489,000	$539,542
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (b)	EUR	261,000	272,170
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	625,000	751,961
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (b)	EUR	500,000	595,527
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 3.31%, 5/13/2030 (a) (b)	EUR	600,000	712,509
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (b)	EUR	300,000	363,658
3 mo. EUR EURIBOR + 1.46%, 3.83%, 9/25/2035 (b)	EUR	550,000	656,608
Series EMTN, 3 mo. EUR EURIBOR + 1.54%, 3.91%, 5/13/2034 (a) (b)	EUR	730,000	875,126
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	400,000	504,709
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (b)	EUR	510,000	648,562
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (b)	GBP	400,000	542,992
Series EMTN, Sterling Overnight Index Average + 1.81%, 5.81%, 5/22/2033 (b)	GBP	300,000	415,277
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	480,000	697,224
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	600,000	612,015
Series EMTN, 5.25%, 2/15/2031	EUR	500,000	637,567
Imperial Brands Finance PLC Series EMTN, 3.88%, 2/12/2034	EUR	200,000	232,935
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	364,000	522,052
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027 (a)	EUR	400,000	461,720

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 1.28%, 3.63%, 3/4/2036 (b)	EUR	400,000	$468,460
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a) (b)	EUR	350,000	413,869
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	373,000	469,922
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	400,000	479,764
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (a) (b)	EUR	300,000	362,541
Series EMTN, 1 yr. U.K. Government Bond + 1.25%, 5.25%, 10/16/2031 (b)	GBP	400,000	545,694
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	475,000	564,269
Series EMTN, 4.00%, 1/17/2030	EUR	300,000	364,653
Series EMTN, 4.25%, 6/17/2035	EUR	200,000	242,942
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	350,000	485,397
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	400,000	488,606
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	400,000	471,282
Series EMTN, 3.13%, 8/18/2032	EUR	200,000	233,495
Series EMTN, 4.50%, 11/1/2026	EUR	300,000	360,704
Series EMTN, 6.13%, 8/21/2028	GBP	300,000	420,610
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.08%, 5.53%, 1/13/2033 (b)	GBP	400,000	547,916
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	474,000	570,724
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (a) (b)	EUR	500,000	593,269
Security Description		Principal Amount	Value
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	340,000	$446,493
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (b)	EUR	400,000	442,026
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	437,258
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.63%, 9/3/2034 (b)	EUR	300,000	351,048
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.24%, 5/13/2030 (b)	EUR	500,000	591,772
Series EMTN, 3 mo. EUR EURIBOR + 1.52%, 3.99%, 5/13/2036 (b)	EUR	500,000	598,587
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	600,000	738,170
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a) (b)	EUR	400,000	482,706
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (b)	EUR	300,000	357,834
NatWest Markets PLC:
Series EMTN, 1.38%, 3/2/2027	EUR	300,000	347,932
Series EMTN, 2.75%, 11/4/2027 (a)	EUR	600,000	709,026
Series EMTN, 3.00%, 9/3/2030	EUR	200,000	234,192
Series EMTN, 3.13%, 1/10/2030	EUR	400,000	473,680
Series EMTN, 6.38%, 11/8/2027	GBP	100,000	139,694
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (b)	GBP	300,000	414,615
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	300,000	357,724
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (b)	EUR	600,000	733,514
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a) (b)	EUR	400,000	503,463

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (b)	EUR	350,000	$418,620
SW Finance I PLC Series EMTN, 6.88%, 8/7/2032	GBP	200,000	272,420
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	350,000	427,498
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	400,000	451,420
University of Oxford 2.54%, 12/8/2117	GBP	340,000	208,137
Vodafone Group PLC Series EMTN, 1.63%, 11/24/2030	EUR	490,000	537,499
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	88,411
2.52%, 2/7/2118	GBP	500,000	300,861
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	200,000	170,504
			46,317,389
UNITED STATES — 26.9%
Alphabet, Inc.:
2.50%, 5/6/2029	EUR	700,000	820,770
3.00%, 5/6/2033	EUR	500,000	584,973
3.38%, 5/6/2037	EUR	500,000	579,496
3.88%, 5/6/2045	EUR	400,000	463,779
4.00%, 5/6/2054	EUR	500,000	573,393
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	400,000	467,682
3.13%, 6/15/2031	EUR	700,000	813,036
American Express Co. 3 mo. EUR EURIBOR + 1.10%, 3.43%, 5/20/2032 (b)	EUR	600,000	710,177
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	450,000	495,692
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	380,000	455,154
Amgen, Inc. 4.00%, 9/13/2029	GBP	300,000	394,303
Apple, Inc.:
0.50%, 11/15/2031	EUR	504,000	519,706
1.38%, 5/24/2029	EUR	350,000	395,607
1.63%, 11/10/2026	EUR	440,000	513,646
2.00%, 9/17/2027	EUR	300,000	350,278
3.05%, 7/31/2029	GBP	300,000	388,234
AT&T, Inc.:
0.80%, 3/4/2030	EUR	400,000	427,895
1.60%, 5/19/2028	EUR	800,000	916,473
2.35%, 9/5/2029	EUR	500,000	576,321
2.45%, 3/15/2035	EUR	300,000	318,904
Security Description		Principal Amount	Value
2.90%, 12/4/2026	GBP	100,000	$132,189
3.15%, 6/1/2030	EUR	350,000	413,932
3.15%, 9/4/2036	EUR	871,000	965,564
3.55%, 12/17/2032	EUR	700,000	829,966
3.60%, 6/1/2033	EUR	350,000	414,992
3.95%, 4/30/2031	EUR	500,000	610,971
4.25%, 6/1/2043	GBP	450,000	470,088
4.30%, 11/18/2034	EUR	350,000	432,044
4.38%, 9/14/2029	GBP	350,000	464,930
4.88%, 6/1/2044	GBP	300,000	335,841
Series EMTN, 7.00%, 4/30/2040	GBP	550,001	792,726
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	600,000	733,975
Series EMTN, 7.00%, 7/31/2028	GBP	300,000	430,345
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a) (b)	GBP	400,000	499,980
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (a) (b)	EUR	200,000	221,366
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	600,000	680,069
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	600,000	635,595
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	450,000	468,311
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	580,000	696,937
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	400,000	464,159
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.26%, 1/28/2031 (b)	EUR	650,000	770,395
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	700,000	779,491
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	550,000	576,506
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.49%, 3/10/2034 (b)	EUR	500,000	588,665
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	400,000	455,468
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	300,000	361,808

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039 (a)	GBP	300,000	$276,923
2.63%, 6/19/2059	GBP	500,000	345,593
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	671,151
1.13%, 3/16/2027	EUR	500,000	577,819
1.63%, 3/16/2035	EUR	400,000	408,507
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	450,000	583,354
Blackrock, Inc. 3.75%, 7/18/2035	EUR	600,000	722,151
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	300,000	349,624
4.13%, 5/12/2033	EUR	500,000	616,163
4.50%, 11/15/2031	EUR	400,000	503,936
4.75%, 11/15/2034	EUR	300,000	384,973
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	470,000	486,175
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031 (a)	EUR	400,000	425,979
Series EMTN, 2.52%, 4/7/2028	EUR	400,000	470,074
2.82%, 4/7/2032	EUR	350,000	400,717
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	400,000	446,398
Series EMTN, 1.50%, 10/26/2028	EUR	500,000	568,504
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (b)	EUR	400,000	461,117
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	500,000	600,879
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	650,000	780,644
3 mo. EUR EURIBOR + 1.58%, 4.11%, 4/29/2036 (b)	EUR	500,000	605,602
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	356,000	436,606
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	425,000	458,322
1.13%, 3/9/2027	EUR	500,000	577,727
1.63%, 3/9/2035	EUR	800,000	809,353
Comcast Corp.:
0.75%, 2/20/2032	EUR	700,000	707,545
1.88%, 2/20/2036	GBP	325,000	314,040
5.25%, 9/26/2040	GBP	250,000	312,635
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	400,000	447,227
Security Description		Principal Amount	Value
0.75%, 9/18/2031	EUR	650,000	$669,343
1.35%, 9/18/2039	EUR	400,000	348,326
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	400,000	401,186
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	300,000	232,184
Exxon Mobil Corp.:
0.52%, 6/26/2028 (a)	EUR	350,000	391,016
0.84%, 6/26/2032	EUR	200,000	202,244
1.41%, 6/26/2039	EUR	650,000	556,557
FedEx Corp. 1.63%, 1/11/2027	EUR	350,000	407,137
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	500,000	577,527
2.00%, 5/21/2030	EUR	300,000	335,943
Ford Motor Credit Co. LLC:
Series EMTN, 3.62%, 7/27/2028	EUR	300,000	353,082
Series EMTN, 4.45%, 2/14/2030	EUR	300,000	359,524
4.87%, 8/3/2027	EUR	580,000	702,863
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	600,000	669,838
Series EMTN, 0.75%, 3/23/2032	EUR	300,000	302,807
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	494,661
Series EMTN, 0.88%, 1/21/2030 (a)	EUR	500,000	542,960
Series EMTN, 1.00%, 3/18/2033	EUR	375,000	375,727
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	391,916
Series EMTN, 1.50%, 12/7/2027	GBP	300,000	379,555
Series EMTN, 2.00%, 11/1/2028	EUR	477,000	551,199
Series EMTN, 3.00%, 2/12/2031	EUR	500,000	593,053
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	382,085
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	245,729
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	200,000	261,251
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (b)	EUR	800,000	949,567
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	600,000	731,263
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	600,000	669,961

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.65%, 2/11/2032	EUR	500,000	$503,341
Series EMTN, 0.88%, 2/9/2030	EUR	400,000	432,724
1.25%, 1/29/2027	EUR	350,000	405,588
Series EMTN, 1.25%, 2/9/2034	EUR	800,000	793,602
1.50%, 5/23/2029	EUR	100,000	112,725
1.75%, 1/31/2031	EUR	450,000	495,955
3.15%, 2/10/2033	EUR	300,000	349,027
3.38%, 2/6/2027	EUR	400,000	475,631
3.63%, 2/6/2031	EUR	500,000	603,977
3.75%, 2/6/2035	EUR	400,000	480,112
4.00%, 2/6/2043	EUR	300,000	347,716
4.88%, 2/6/2038	GBP	300,000	369,594
Johnson & Johnson:
1.65%, 5/20/2035	EUR	700,000	715,317
3.35%, 2/26/2037	EUR	500,000	581,419
3.55%, 6/1/2044	EUR	300,000	340,199
3.70%, 2/26/2055	EUR	300,000	330,152
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	621,000	724,591
Series EMTN, 2.88%, 5/24/2028	EUR	200,000	237,109
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (b)	EUR	600,000	684,971
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (b)	EUR	500,000	499,700
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (b)	EUR	650,000	778,849
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	1,000,000	1,159,200
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	500,000	536,432
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	500,000	519,213
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	350,000	402,745
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	750,000	902,310
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (b)	EUR	850,000	997,906
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	750,000	857,015
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	674,000	842,951
Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	200,000	$225,961
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	500,000	580,964
McDonald's Corp. Series EMTN, 3.50%, 5/21/2032	EUR	700,000	833,760
Medtronic Global Holdings SCA:
0.38%, 10/15/2028	EUR	350,000	385,089
0.75%, 10/15/2032	EUR	300,000	299,356
1.00%, 7/2/2031	EUR	333,000	349,312
1.13%, 3/7/2027	EUR	950,000	1,097,345
1.38%, 10/15/2040	EUR	350,000	292,182
1.50%, 7/2/2039 (a)	EUR	450,000	398,525
1.63%, 3/7/2031 (a)	EUR	700,000	766,870
1.63%, 10/15/2050	EUR	350,000	244,404
1.75%, 7/2/2049	EUR	500,000	368,483
2.25%, 3/7/2039	EUR	300,000	295,424
3.00%, 10/15/2028	EUR	400,000	475,285
3.13%, 10/15/2031	EUR	250,000	293,736
3.38%, 10/15/2034	EUR	200,000	235,091
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	234,194
Microsoft Corp. 3.13%, 12/6/2028	EUR	550,000	659,499
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	300,000	349,396
Series GMTN, 1.88%, 4/27/2027	EUR	634,000	739,194
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	131,384
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (b)	EUR	619,000	712,211
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	600,000	633,020
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	600,000	657,927
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	650,000	662,989
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	800,000	966,147
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	725,000	874,130
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	600,000	696,051

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	869,000	$1,066,209
3 mo. EUR EURIBOR + 1.32%, 3.52%, 5/22/2031 (b)	EUR	800,000	956,171
3 mo. EUR EURIBOR + 1.55%, 4.10%, 5/22/2036 (b)	EUR	350,000	424,264
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	452,000	554,985
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	500,000	651,469
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (b)	GBP	400,000	529,201
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	700,000	981,091
Nestle Finance International Ltd.:
0.38%, 5/12/2032	EUR	400,000	402,785
Series EMTN, 1.50%, 4/1/2030	EUR	456,000	513,453
Netflix, Inc.:
3.63%, 5/15/2027 (a)	EUR	575,000	688,253
3.63%, 6/15/2030	EUR	400,000	485,923
3.88%, 11/15/2029	EUR	550,000	673,303
4.63%, 5/15/2029	EUR	400,000	500,300
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	1,050,000	1,147,802
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	600,000	670,706
0.75%, 10/14/2033	EUR	461,000	448,650
Pfizer Netherlands International Finance BV 3.25%, 5/19/2032	EUR	500,000	590,929
Pfizer, Inc. 2.74%, 6/15/2043	GBP	500,000	437,180
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	244,682
Robert Bosch Finance LLC Series EMTN, 2.75%, 5/28/2028	EUR	400,000	471,715
Sanofi SA:
Series EMTN, 0.50%, 1/13/2027	EUR	400,000	459,892
Series 12FX, 1.38%, 3/21/2030	EUR	700,000	775,829
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	334,165
Series 20FX, 1.88%, 3/21/2038	EUR	600,000	590,202
Security Description		Principal Amount	Value
Schlumberger Finance BV 2.00%, 5/6/2032	EUR	700,000	$763,561
Schneider Electric SE Series EMTN, 3.62%, 9/2/2037	EUR	200,000	236,432
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	600,000	673,303
Series EMTN, 0.50%, 11/8/2031	EUR	300,000	303,337
Series EMTN, 0.75%, 8/15/2028	EUR	300,000	336,757
Series EMTN, 0.88%, 11/8/2039	EUR	400,000	315,513
Series EMTN, 1.25%, 5/12/2028	EUR	300,000	342,252
Series EMTN, 1.25%, 11/11/2032	EUR	600,000	616,614
Series EMTN, 1.50%, 4/7/2028	EUR	250,000	287,303
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	465,770
Series EMTN, 1.88%, 4/7/2032	EUR	500,000	544,923
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	500,000	570,755
Series EMTN, 0.75%, 1/18/2029	EUR	500,000	543,334
Series EMTN, 1.25%, 6/20/2033	EUR	600,000	560,238
Series EMTN, 2.75%, 4/1/2032	EUR	382,000	413,883
Series EMTN, 4.25%, 6/16/2031	EUR	300,000	359,018
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	400,000	486,210
4.50%, 7/7/2028	EUR	500,000	612,096
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	750,000	793,643
1.13%, 10/18/2033	EUR	450,000	448,863
1.63%, 10/18/2041	EUR	600,000	506,617
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	370,000	278,524
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	500,000	583,654
3.50%, 2/11/2037	EUR	385,000	438,211
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	400,000	447,275
Series EMTN, 3.63%, 7/15/2031	EUR	350,000	423,356
Series EMTN, 4.05%, 9/13/2029	EUR	600,000	736,281

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Upjohn Finance BV 1.91%, 6/23/2032	EUR	650,000	$667,488
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	384,000	415,350
0.75%, 3/22/2032	EUR	500,000	501,710
1.25%, 4/8/2030	EUR	600,000	654,367
1.30%, 5/18/2033	EUR	470,000	473,071
1.38%, 11/2/2028	EUR	300,000	338,942
2.63%, 12/1/2031	EUR	350,000	397,616
Series 20Y, 2.88%, 1/15/2038	EUR	550,000	581,657
3.25%, 10/29/2032	EUR	200,000	233,469
3.38%, 10/27/2036	GBP	600,000	653,442
3.50%, 6/28/2032	EUR	350,000	415,884
Series EMTN, 3.75%, 2/28/2036	EUR	350,000	411,756
3.75%, 8/6/2037	EUR	400,000	463,174
4.25%, 10/31/2030	EUR	475,000	588,065
4.75%, 10/31/2034	EUR	425,000	541,876
Visa, Inc.:
2.00%, 6/15/2029	EUR	500,000	576,444
2.25%, 5/15/2028	EUR	450,000	526,265
3.13%, 5/15/2033	EUR	350,000	412,966
Walmart, Inc.:
4.88%, 9/21/2029	EUR	351,000	449,071
5.25%, 9/28/2035	GBP	238,000	326,230
5.63%, 3/27/2034	GBP	400,000	565,397
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030 (a)	EUR	400,000	424,830
0.63%, 8/14/2030	EUR	200,000	210,240
Series EMTN, 1.00%, 2/2/2027	EUR	750,000	865,260
Series EMTN, 1.38%, 10/26/2026	EUR	600,000	698,898
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	694,235
4.63%, 11/2/2035	GBP	150,000	190,379
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	650,000	733,396
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 2.77%, 7/23/2029 (b)	EUR	650,000	763,410
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.87%, 7/23/2036 (b)	EUR	400,000	475,833
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (b)	EUR	750,000	907,635
			127,603,312
TOTAL CORPORATE BONDS & NOTES (Cost $450,637,016)			464,991,042

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	136,885	$136,885
State Street Navigator Securities Lending Portfolio II (g) (h)	37,919,767	37,919,767
TOTAL SHORT-TERM INVESTMENTS (Cost $38,056,652)		38,056,652
TOTAL INVESTMENTS — 106.1% (Cost $488,693,668)		503,047,694
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(28,822,120)
NET ASSETS — 100.0%		$474,225,574
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$464,991,042	$—	$464,991,042
Short-Term Investments	38,056,652	—	—	38,056,652
TOTAL INVESTMENTS	$38,056,652	$464,991,042	$—	$503,047,694
Sector Breakdown as of September 30, 2025

% of Total Investments
Financial	51.0%
Consumer, Non-cyclical	12.4
Communications	8.1
Consumer, Cyclical	6.2
Industrial	4.5
Utilities	3.6
Energy	3.5
Technology	2.7
Basic Materials	0.4
Short-Term Investments	7.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,125	$15,125	$107,038,642	$106,916,882	$—	$—	136,885	$136,885	$29,106
State Street Navigator Securities Lending Portfolio II	17,057,091	17,057,091	102,886,278	82,023,602	—	—	37,919,767	37,919,767	17,029
Total		$17,072,216	$209,924,920	$188,940,484	$—	$—		$38,056,652	$46,135
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 105.0%
AUSTRALIA — 3.9%
Australia Government Bonds:
1.00%, 12/21/2030	AUD	4,812,000	$2,775,742
1.00%, 11/21/2031	AUD	5,062,000	2,830,310
1.25%, 5/21/2032	AUD	4,696,000	2,624,673
1.50%, 6/21/2031	AUD	4,947,000	2,890,565
1.75%, 11/21/2032	AUD	3,098,000	1,765,566
1.75%, 6/21/2051	AUD	2,435,000	859,621
2.25%, 5/21/2028	AUD	4,507,000	2,892,146
2.50%, 5/21/2030	AUD	4,803,000	3,023,487
2.75%, 11/21/2027	AUD	4,185,000	2,731,283
2.75%, 11/21/2028	AUD	4,922,000	3,184,679
2.75%, 11/21/2029	AUD	4,797,000	3,071,563
2.75%, 6/21/2035	AUD	2,287,000	1,330,019
2.75%, 5/21/2041	AUD	2,045,000	1,069,987
3.00%, 11/21/2033	AUD	4,262,000	2,603,979
3.00%, 3/21/2047	AUD	1,635,000	813,596
3.25%, 4/21/2029	AUD	4,714,000	3,088,399
3.25%, 6/21/2039	AUD	1,513,000	870,810
3.50%, 12/21/2034	AUD	2,018,000	1,261,731
3.75%, 5/21/2034	AUD	2,650,000	1,700,226
3.75%, 4/21/2037	AUD	1,914,000	1,191,911
4.25%, 6/21/2034	AUD	1,874,000	1,246,887
4.25%, 12/21/2035	AUD	3,775,000	2,486,319
4.25%, 3/21/2036	AUD	1,984,000	1,304,521
4.50%, 4/21/2033	AUD	2,753,000	1,876,203
4.75%, 4/21/2027	AUD	4,188,000	2,827,861
4.75%, 6/21/2054	AUD	1,279,000	819,990
			53,142,074
AUSTRIA — 2.8%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,375,000	1,510,242
Zero Coupon, 2/20/2030	EUR	1,600,000	1,690,702
Zero Coupon, 2/20/2031	EUR	1,915,000	1,962,473
Zero Coupon, 10/20/2040	EUR	743,000	524,271
0.25%, 10/20/2036	EUR	986,000	846,289
0.50%, 4/20/2027	EUR	1,822,000	2,091,225
0.50%, 2/20/2029	EUR	1,861,000	2,059,806
0.70%, 4/20/2071	EUR	807,000	336,534
0.75%, 10/20/2026	EUR	1,118,000	1,296,704
0.75%, 2/20/2028	EUR	1,641,000	1,866,859
0.75%, 3/20/2051	EUR	1,071,000	662,481
0.85%, 6/30/2120	EUR	650,000	234,631
0.90%, 2/20/2032	EUR	1,630,000	1,716,918
1.50%, 2/20/2047	EUR	1,142,000	929,175
1.50%, 11/2/2086	EUR	465,000	262,445
1.85%, 5/23/2049	EUR	936,000	796,599
Security Description		Principal Amount	Value
2.10%, 9/20/2117	EUR	751,000	$522,395
2.40%, 5/23/2034	EUR	1,161,000	1,311,204
2.50%, 10/20/2029	EUR	918,000	1,083,935
2.90%, 5/23/2029	EUR	1,036,000	1,242,565
2.90%, 2/20/2033	EUR	2,075,000	2,457,276
2.90%, 2/20/2034	EUR	1,386,000	1,628,550
2.95%, 2/20/2035	EUR	908,000	1,061,917
3.15%, 6/20/2044	EUR	1,326,000	1,482,103
3.15%, 10/20/2053	EUR	948,000	1,004,764
3.20%, 7/15/2039	EUR	1,256,000	1,454,058
3.45%, 10/20/2030	EUR	1,095,000	1,342,935
3.80%, 1/26/2062	EUR	515,000	614,553
4.15%, 3/15/2037	EUR	2,003,000	2,569,470
6.25%, 7/15/2027	EUR	1,165,000	1,468,207
			38,031,286
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,237,000	1,392,227
Zero Coupon, 10/22/2031	EUR	1,717,000	1,711,697
0.10%, 6/22/2030	EUR	1,809,200	1,896,595
0.35%, 6/22/2032	EUR	1,546,000	1,540,045
0.65%, 6/22/2071	EUR	695,000	244,991
0.80%, 6/22/2027	EUR	168,000	193,201
0.80%, 6/22/2028	EUR	2,058,000	2,328,402
0.90%, 6/22/2029	EUR	2,403,000	2,675,039
1.00%, 6/22/2031	EUR	2,161,000	2,312,439
1.25%, 4/22/2033	EUR	1,398,000	1,458,331
1.40%, 6/22/2053	EUR	1,296,000	841,426
1.45%, 6/22/2037	EUR	889,000	844,039
1.60%, 6/22/2047	EUR	1,322,000	1,019,892
1.70%, 6/22/2050	EUR	1,388,000	1,033,103
1.90%, 6/22/2038	EUR	1,255,000	1,228,129
2.15%, 6/22/2066	EUR	1,075,000	753,779
2.25%, 6/22/2057	EUR	978,000	755,989
2.60%, 10/22/2030	EUR	225,000	264,061
2.70%, 10/22/2029	EUR	1,177,000	1,396,293
2.75%, 4/22/2039	EUR	1,024,000	1,094,376
2.85%, 10/22/2034	EUR	2,022,000	2,316,430
3.00%, 6/22/2033	EUR	2,259,000	2,657,085
3.00%, 6/22/2034	EUR	1,525,000	1,777,061
3.10%, 6/22/2035	EUR	1,207,000	1,399,842
3.30%, 6/22/2054	EUR	1,748,000	1,760,911
3.45%, 6/22/2042	EUR	557,000	624,691
3.45%, 6/22/2043	EUR	564,000	628,787
3.50%, 6/22/2055	EUR	725,000	752,455
3.75%, 6/22/2045	EUR	1,263,000	1,452,721
4.00%, 3/28/2032	EUR	1,802,000	2,262,522
4.25%, 3/28/2041	EUR	2,152,000	2,684,114
5.00%, 3/28/2035	EUR	2,884,000	3,887,509
5.50%, 3/28/2028	EUR	3,137,000	3,978,072
			51,166,254

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
CANADA — 4.6%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,942,000	$1,884,411
1.00%, 6/1/2027	CAD	1,285,000	901,559
1.25%, 3/1/2027	CAD	1,066,000	753,394
1.25%, 6/1/2030	CAD	3,580,000	2,408,691
1.50%, 6/1/2031	CAD	3,900,000	2,609,642
1.50%, 12/1/2031	CAD	3,222,000	2,136,676
1.75%, 12/1/2053	CAD	3,035,000	1,463,536
2.00%, 6/1/2028	CAD	883,000	626,445
2.00%, 6/1/2032	CAD	2,115,000	1,435,613
2.00%, 12/1/2051	CAD	4,540,000	2,373,075
2.25%, 6/1/2029	CAD	1,049,000	744,712
2.25%, 12/1/2029	CAD	790,000	558,871
2.50%, 8/1/2027	CAD	2,750,000	1,977,494
2.50%, 12/1/2032	CAD	1,728,000	1,205,030
2.75%, 5/1/2027	CAD	2,525,000	1,822,613
2.75%, 9/1/2027	CAD	1,520,000	1,097,996
2.75%, 3/1/2030	CAD	3,552,000	2,559,283
2.75%, 9/1/2030	CAD	3,250,000	2,336,851
2.75%, 6/1/2033	CAD	1,726,000	1,219,129
2.75%, 12/1/2048	CAD	1,096,000	686,288
2.75%, 12/1/2055	CAD	2,797,000	1,691,588
2.75%, 12/1/2064	CAD	671,000	395,656
3.00%, 2/1/2027	CAD	3,415,000	2,471,641
3.00%, 3/1/2032	CAD	1,075,000	778,181
3.00%, 6/1/2034	CAD	2,665,000	1,902,447
3.25%, 11/1/2026	CAD	2,290,000	1,659,978
3.25%, 8/24/2027	CAD	1,000,000	728,949
3.25%, 9/1/2028	CAD	2,385,000	1,748,366
3.25%, 12/1/2033	CAD	1,690,000	1,232,386
3.25%, 12/1/2034	CAD	3,066,000	2,223,897
3.25%, 6/1/2035	CAD	3,650,000	2,640,020
3.25%, 12/1/2035	CAD	1,000,000	720,921
3.50%, 3/1/2028	CAD	1,250,000	919,245
3.50%, 9/1/2029	CAD	3,865,000	2,865,944
3.50%, 3/1/2034	CAD	1,393,000	1,033,077
3.50%, 12/1/2045	CAD	2,501,000	1,793,534
3.50%, 12/1/2057	CAD	1,350,000	947,610
4.00%, 3/1/2029	CAD	2,275,000	1,709,831
4.00%, 6/1/2041	CAD	1,697,000	1,302,643
5.00%, 6/1/2037	CAD	1,056,000	884,797
5.75%, 6/1/2029	CAD	1,172,000	933,700
5.75%, 6/1/2033	CAD	1,497,000	1,275,731
8.00%, 6/1/2027	CAD	472,000	369,533
			63,030,984
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	360,000,000	348,688
Zero Coupon, 4/1/2029	CLP	605,000,000	537,435
4.70%, 9/1/2030	CLP	490,000,000	495,671
Security Description		Principal Amount	Value
5.00%, 10/1/2028	CLP	115,000,000	$119,386
5.00%, 3/1/2035	CLP	365,000,000	363,897
5.10%, 7/15/2050	CLP	350,000,000	335,900
5.30%, 11/1/2037	CLP	270,000,000	271,465
5.80%, 10/1/2029	CLP	375,000,000	396,967
5.80%, 10/1/2034	CLP	370,000,000	390,569
6.00%, 4/1/2033	CLP	815,000,000	869,844
6.00%, 1/1/2043	CLP	330,000,000	354,593
6.10%, 4/1/2056	CLP	145,000,000	158,762
6.20%, 10/1/2040	CLP	235,000,000	256,461
7.00%, 5/1/2034	CLP	275,000,000	313,440
			5,213,078
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	6,000,000	839,195
1.35%, 9/25/2026	CNY	5,500,000	772,169
1.38%, 6/15/2027	CNY	7,300,000	1,024,561
1.42%, 11/15/2027	CNY	10,750,000	1,508,647
1.43%, 1/25/2030	CNY	16,250,000	2,264,948
1.45%, 2/25/2028	CNY	9,750,000	1,369,439
1.46%, 5/25/2028	CNY	8,850,000	1,243,597
1.49%, 12/25/2031	CNY	4,650,000	642,310
1.59%, 3/15/2027	CNY	10,350,000	1,457,205
1.61%, 2/15/2035	CNY	7,150,000	984,205
1.62%, 8/15/2027	CNY	7,000,000	986,263
1.65%, 5/15/2035	CNY	3,000,000	414,371
1.67%, 5/25/2035	CNY	3,500,000	485,753
1.74%, 10/15/2029	CNY	5,000,000	706,762
1.79%, 3/25/2032	CNY	8,500,000	1,197,883
1.83%, 8/25/2035	CNY	3,750,000	524,419
1.85%, 5/15/2027	CNY	6,050,000	855,263
1.87%, 9/15/2031	CNY	5,070,000	716,971
1.91%, 7/15/2029	CNY	6,450,000	917,102
1.92%, 1/15/2055	CNY	9,000,000	1,170,102
2.04%, 2/25/2027	CNY	7,620,000	1,079,372
2.04%, 11/25/2034	CNY	16,700,000	2,384,376
2.05%, 4/15/2029	CNY	8,150,000	1,163,494
2.11%, 8/25/2034	CNY	7,000,000	1,004,600
2.12%, 6/25/2031	CNY	10,800,000	1,549,256
2.27%, 5/25/2034	CNY	5,900,000	856,413
2.28%, 3/25/2031	CNY	5,000,000	722,929
2.35%, 2/25/2034	CNY	5,700,000	832,384
2.37%, 1/20/2027	CNY	3,800,000	540,297
2.37%, 1/15/2029	CNY	6,650,000	958,701
2.39%, 11/15/2026	CNY	4,250,000	603,554
2.40%, 7/15/2028	CNY	4,500,000	647,946
2.44%, 10/15/2027	CNY	6,050,000	865,256
2.48%, 4/15/2027	CNY	3,750,000	535,212
2.48%, 9/25/2028	CNY	5,750,000	830,793
2.50%, 7/25/2027	CNY	4,500,000	642,729
2.52%, 8/25/2033	CNY	5,000,000	737,393
2.55%, 10/15/2028	CNY	4,870,000	705,265
2.60%, 9/15/2030	CNY	4,300,000	630,860
2.60%, 9/1/2032	CNY	7,500,000	1,109,235

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.62%, 4/15/2028	CNY	4,450,000	$642,797
2.62%, 6/25/2030	CNY	4,000,000	586,887
2.64%, 1/15/2028	CNY	5,500,000	792,842
2.65%, 3/25/2074	CNY	1,500,000	232,533
2.67%, 5/25/2033	CNY	5,400,000	804,236
2.69%, 8/15/2032	CNY	4,000,000	594,111
2.75%, 6/15/2029	CNY	2,550,000	373,403
2.75%, 2/17/2032	CNY	5,650,000	842,153
2.76%, 5/15/2032	CNY	2,650,000	395,582
2.79%, 12/15/2029	CNY	2,000,000	294,490
2.80%, 3/24/2029	CNY	4,000,000	585,917
2.80%, 3/25/2030	CNY	3,600,000	531,714
2.80%, 11/15/2032	CNY	7,750,000	1,162,671
2.85%, 6/4/2027	CNY	6,700,000	964,332
2.88%, 2/25/2033	CNY	3,850,000	582,609
2.89%, 11/18/2031	CNY	6,400,000	962,278
3.00%, 10/15/2053	CNY	4,500,000	729,367
3.12%, 12/5/2026	CNY	5,000,000	718,119
3.12%, 10/25/2052	CNY	3,500,000	574,099
3.19%, 4/15/2053	CNY	5,500,000	916,609
3.25%, 11/22/2028	CNY	6,470,000	962,079
3.27%, 11/19/2030	CNY	8,350,000	1,274,546
3.27%, 3/25/2073	CNY	3,750,000	672,184
3.32%, 4/15/2052	CNY	9,000,000	1,523,885
3.39%, 3/16/2050	CNY	3,550,000	601,555
3.40%, 7/15/2072	CNY	1,000,000	184,779
3.76%, 3/22/2071	CNY	2,500,000	495,421
3.81%, 9/14/2050	CNY	2,500,000	451,170
3.86%, 7/22/2049	CNY	2,500,000	452,329
4.08%, 10/22/2048	CNY	19,330,000	3,610,224
4.63%, 8/11/2034	CNY	500,000	88,424
			62,084,575
CROATIA — 0.3%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	213,267
1.50%, 6/17/2031	EUR	599,000	656,625
2.88%, 4/22/2032	EUR	850,000	997,759
3.00%, 3/20/2027	EUR	900,000	1,071,126
3.25%, 2/11/2037	EUR	778,000	891,337
3.38%, 3/12/2034	EUR	300,000	360,861
			4,190,975
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	224,000	242,850
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	156,980
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	85,869
Series EMTN, 1.50%, 4/16/2027	EUR	225,000	261,536
Security Description		Principal Amount	Value
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	$58,699
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	114,941
Series EMTN, 2.75%, 5/3/2049	EUR	400,000	391,886
			1,312,761
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	8,610,000	354,632
0.25%, 2/10/2027	CZK	8,960,000	414,271
0.95%, 5/15/2030	CZK	17,790,000	749,720
1.20%, 3/13/2031	CZK	15,410,000	638,680
1.50%, 4/24/2040	CZK	12,600,000	399,959
1.75%, 6/23/2032	CZK	18,600,000	767,353
1.95%, 7/30/2037	CZK	11,500,000	419,059
2.00%, 10/13/2033	CZK	16,580,000	669,440
2.50%, 8/25/2028	CZK	18,140,000	846,136
2.75%, 7/23/2029	CZK	17,390,000	806,824
3.00%, 3/3/2033	CZK	13,720,000	605,181
3.50%, 5/30/2035	CZK	18,480,000	820,950
3.60%, 6/3/2036	CZK	6,000,000	265,152
4.20%, 12/4/2036	CZK	11,350,000	527,430
4.25%, 10/24/2034	CZK	3,250,000	154,080
4.50%, 11/11/2032	CZK	15,900,000	775,670
4.85%, 11/26/2057	CZK	1,750,000	81,462
4.90%, 4/14/2034	CZK	11,600,000	576,323
5.00%, 9/30/2030	CZK	21,720,000	1,092,184
5.50%, 12/12/2028	CZK	13,400,000	681,458
5.75%, 3/29/2029	CZK	11,200,000	574,947
6.20%, 6/16/2031	CZK	9,560,000	510,087
			12,730,998
DENMARK — 0.6%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	7,112,000	979,903
0.25%, 11/15/2052	DKK	7,617,000	611,422
0.50%, 11/15/2027	DKK	6,000,000	920,208
0.50%, 11/15/2029	DKK	5,290,000	783,821
2.25%, 11/15/2026	DKK	2,550,000	404,211
2.25%, 11/15/2033	DKK	10,488,000	1,636,715
2.25%, 11/15/2035	DKK	1,975,000	302,825
4.50%, 11/15/2039	DKK	13,951,000	2,660,807
			8,299,912
ESTONIA — 0.0% *
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	194,938
Series EMTN, 3.25%, 1/17/2034	EUR	125,000	147,032
4.00%, 10/12/2032	EUR	175,000	217,246
			559,216

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2030	EUR	684,000	$709,932
0.13%, 9/15/2031	EUR	796,000	805,995
0.13%, 4/15/2036	EUR	661,000	566,542
0.13%, 4/15/2052	EUR	886,000	426,177
0.25%, 9/15/2040	EUR	745,000	552,198
0.50%, 9/15/2027	EUR	684,000	779,463
0.50%, 9/15/2028	EUR	768,000	858,189
0.50%, 9/15/2029	EUR	934,000	1,020,262
0.50%, 4/15/2043	EUR	558,000	398,561
0.75%, 4/15/2031	EUR	522,000	555,794
1.13%, 4/15/2034	EUR	672,000	681,101
1.38%, 4/15/2027	EUR	438,000	509,493
1.38%, 4/15/2047	EUR	805,000	632,190
1.50%, 9/15/2032	EUR	872,000	942,124
2.50%, 4/15/2030	EUR	669,000	787,422
2.63%, 4/15/2032	EUR	350,000	408,606
2.63%, 7/4/2042	EUR	685,000	719,695
2.75%, 7/4/2028	EUR	672,000	802,511
2.75%, 4/15/2038	EUR	504,000	559,579
2.88%, 4/15/2029	EUR	916,000	1,095,666
2.95%, 4/15/2055	EUR	582,000	587,591
3.00%, 9/15/2033	EUR	935,000	1,107,750
3.00%, 9/15/2034	EUR	945,000	1,111,641
3.00%, 9/15/2035	EUR	669,000	780,407
			17,398,889
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	1,238,000	1,413,227
Zero Coupon, 11/25/2029	EUR	1,630,000	1,722,882
Zero Coupon, 11/25/2030	EUR	1,926,000	1,966,284
Zero Coupon, 11/25/2031	EUR	2,020,000	1,985,909
Zero Coupon, 5/25/2032	EUR	1,793,000	1,727,132
0.50%, 5/25/2029	EUR	1,937,000	2,118,632
0.50%, 5/25/2040	EUR	904,000	664,476
0.50%, 6/25/2044	EUR	586,000	372,492
0.50%, 5/25/2072	EUR	160,000	48,060
0.75%, 2/25/2028	EUR	1,742,000	1,975,758
0.75%, 5/25/2028	EUR	2,076,000	2,343,542
0.75%, 11/25/2028	EUR	2,011,000	2,245,950
0.75%, 5/25/2052	EUR	1,022,000	536,851
0.75%, 5/25/2053	EUR	534,000	271,784
1.00%, 5/25/2027	EUR	1,472,000	1,698,984
1.25%, 5/25/2034	EUR	2,009,000	1,994,728
1.25%, 5/25/2036	EUR	1,734,000	1,621,219
Security Description		Principal Amount	Value
1.25%, 5/25/2038	EUR	974,000	$857,312
1.50%, 5/25/2031	EUR	1,809,000	1,977,464
1.50%, 5/25/2050	EUR	265,000	182,710
1.75%, 6/25/2039	EUR	1,014,000	933,521
1.75%, 5/25/2066	EUR	714,000	426,917
2.00%, 11/25/2032	EUR	1,100,000	1,201,823
2.00%, 5/25/2048	EUR	576,000	464,569
2.40%, 9/24/2028	EUR	1,076,000	1,265,311
2.50%, 9/24/2027	EUR	1,459,000	1,725,161
2.50%, 5/25/2030	EUR	2,193,000	2,557,820
2.50%, 5/25/2043	EUR	705,000	670,955
2.70%, 2/25/2031	EUR	850,000	992,436
2.75%, 10/25/2027	EUR	1,874,000	2,226,762
2.75%, 2/25/2029	EUR	2,093,000	2,481,755
2.75%, 2/25/2030	EUR	1,903,000	2,245,563
3.00%, 5/25/2033	EUR	1,560,000	1,809,409
3.00%, 11/25/2034	EUR	1,325,000	1,508,580
3.00%, 6/25/2049	EUR	598,000	579,756
3.00%, 5/25/2054	EUR	982,000	905,184
3.20%, 5/25/2035	EUR	1,125,000	1,293,433
3.25%, 5/25/2045	EUR	1,627,000	1,703,498
3.25%, 5/25/2055	EUR	1,014,000	976,217
3.50%, 11/25/2033	EUR	1,783,000	2,130,340
3.60%, 5/25/2042	EUR	390,000	436,488
3.75%, 5/25/2056	EUR	450,000	473,406
4.00%, 10/25/2038	EUR	1,192,000	1,435,287
4.00%, 4/25/2055	EUR	1,080,000	1,201,428
4.00%, 4/25/2060	EUR	1,058,000	1,156,271
4.50%, 4/25/2041	EUR	1,851,000	2,324,505
4.75%, 4/25/2035	EUR	1,369,000	1,780,202
5.50%, 4/25/2029	EUR	1,606,000	2,078,736
5.75%, 10/25/2032	EUR	1,309,000	1,796,530
			68,507,259
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 10/9/2026	EUR	751,000	865,104
Zero Coupon, 4/16/2027	EUR	830,000	946,202
1.30%, 10/15/2027	EUR	1,258,000	1,458,239
2.10%, 4/12/2029	EUR	1,719,000	2,016,248
2.20%, 4/13/2028	EUR	650,000	766,953
2.40%, 10/19/2028	EUR	1,416,000	1,678,634
2.40%, 4/18/2030	EUR	1,191,000	1,407,444
2.50%, 10/11/2029	EUR	1,039,000	1,234,352
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	371,000	418,046
Zero Coupon, 11/15/2028	EUR	542,000	597,315
Zero Coupon, 8/15/2029	EUR	429,000	463,910

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/15/2030	EUR	484,000	$516,640
Zero Coupon, 8/15/2030	EUR	892,000	940,174
Zero Coupon, 2/15/2031	EUR	595,000	618,538
Zero Coupon, 8/15/2031	EUR	995,000	1,020,423
Zero Coupon, 2/15/2032	EUR	260,000	262,599
Zero Coupon, 5/15/2036	EUR	1,237,000	1,083,772
Zero Coupon, 8/15/2050	EUR	2,114,000	1,124,202
Zero Coupon, 8/15/2052	EUR	1,392,000	693,478
0.25%, 2/15/2027	EUR	422,000	484,458
0.25%, 8/15/2028	EUR	713,000	796,091
0.25%, 2/15/2029	EUR	120,000	132,535
0.50%, 8/15/2027	EUR	1,186,000	1,355,603
0.50%, 2/15/2028	EUR	787,000	892,655
1.00%, 5/15/2038	EUR	1,344,000	1,260,115
1.25%, 8/15/2048	EUR	1,456,000	1,170,064
1.70%, 8/15/2032	EUR	750,000	840,209
1.80%, 8/15/2053	EUR	1,694,000	1,464,586
2.10%, 11/15/2029	EUR	1,568,000	1,834,127
2.20%, 2/15/2034	EUR	1,317,000	1,501,964
2.30%, 2/15/2033	EUR	2,397,000	2,778,161
2.40%, 11/15/2030	EUR	1,643,000	1,938,355
2.50%, 2/15/2035	EUR	1,300,000	1,506,507
2.50%, 7/4/2044	EUR	844,000	901,712
2.50%, 8/15/2046	EUR	789,000	830,837
2.50%, 8/15/2054	EUR	650,000	655,676
2.60%, 8/15/2033	EUR	1,693,000	1,996,824
2.60%, 8/15/2034	EUR	1,261,000	1,478,228
2.60%, 8/15/2035	EUR	425,000	494,177
2.90%, 8/15/2056	EUR	900,000	979,835
3.25%, 7/4/2042	EUR	1,123,000	1,345,245
4.00%, 1/4/2037	EUR	1,270,000	1,662,686
4.25%, 7/4/2039	EUR	1,155,000	1,553,480
4.75%, 7/4/2028	EUR	1,284,000	1,616,579
4.75%, 7/4/2034	EUR	1,080,000	1,481,600
4.75%, 7/4/2040	EUR	1,085,000	1,536,132
5.50%, 1/4/2031	EUR	1,263,000	1,714,607
5.63%, 1/4/2028	EUR	1,349,000	1,709,693
6.25%, 1/4/2030	EUR	1,179,000	1,610,016
6.50%, 7/4/2027	EUR	1,157,000	1,463,679
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	700,000	818,282
1.90%, 9/16/2027	EUR	75,000	87,919
2.00%, 12/10/2026	EUR	710,000	834,293
2.20%, 3/11/2027	EUR	1,415,000	1,667,226
			62,506,429
Security Description		Principal Amount	Value
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	800,000	$837,944
1.50%, 6/18/2030	EUR	700,000	781,294
1.75%, 6/18/2032	EUR	525,000	570,727
1.88%, 1/24/2052	EUR	350,000	262,973
3.38%, 6/15/2034	EUR	900,000	1,066,876
3.63%, 6/15/2035	EUR	1,075,000	1,287,819
3.88%, 6/15/2028	EUR	775,000	947,917
3.88%, 3/12/2029	EUR	450,000	553,726
4.13%, 6/15/2054	EUR	750,000	859,921
4.25%, 6/15/2033	EUR	1,250,000	1,580,006
4.38%, 7/18/2038	EUR	1,750,000	2,205,554
			10,954,757
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	226,489
1.59%, 3/4/2036	HKD	200,000	22,171
1.89%, 3/2/2032	HKD	800,000	96,852
1.97%, 1/17/2029	HKD	600,000	75,934
2.02%, 3/7/2034	HKD	300,000	35,743
2.13%, 7/16/2030	HKD	500,000	63,061
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	500,000	64,555
2.89%, 10/25/2027	HKD	950,000	122,877
3.23%, 12/5/2029	HKD	1,000,000	131,855
3.84%, 1/16/2035	HKD	1,700,000	232,689
			1,072,226
HUNGARY — 0.4%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	134,810,000	349,671
2.25%, 4/20/2033	HUF	122,740,000	274,037
2.25%, 6/22/2034	HUF	73,000,000	155,663
2.75%, 12/22/2026	HUF	42,780,000	124,057
3.00%, 10/27/2027	HUF	101,260,000	286,466
3.00%, 8/21/2030	HUF	244,210,000	634,245
3.00%, 10/27/2038	HUF	103,500,000	207,233
3.00%, 4/25/2041	HUF	134,630,000	250,833
3.25%, 10/22/2031	HUF	210,000,000	534,685
4.50%, 3/23/2028	HUF	138,000,000	398,640
4.50%, 5/27/2032	HUF	71,000,000	189,752
4.75%, 11/24/2032	HUF	183,000,000	492,016
6.75%, 10/22/2028	HUF	293,600,000	893,928
6.75%, 7/23/2031	HUF	65,000,000	198,864
7.00%, 10/24/2035 (a)	HUF	167,000,000	508,251
9.50%, 10/21/2026	HUF	103,650,000	322,441
			5,820,782

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
INDONESIA — 2.4%
Indonesia Treasury Bonds:
6.13%, 5/15/2028	IDR	23,599,000,000	$1,448,779
6.25%, 6/15/2036	IDR	7,270,000,000	431,960
6.38%, 8/15/2028	IDR	16,828,000,000	1,041,246
6.38%, 4/15/2032	IDR	26,352,000,000	1,624,605
6.38%, 7/15/2037	IDR	2,105,000,000	125,032
6.50%, 7/15/2030	IDR	21,449,000,000	1,339,903
6.50%, 2/15/2031	IDR	24,990,000,000	1,560,447
6.50%, 4/15/2036	IDR	1,850,000,000	111,908
6.63%, 5/15/2033	IDR	18,475,000,000	1,130,839
6.63%, 2/15/2034	IDR	28,598,000,000	1,745,611
6.75%, 7/15/2035	IDR	39,123,000,000	2,408,512
6.88%, 4/15/2029	IDR	29,962,000,000	1,884,136
6.88%, 8/15/2051	IDR	8,315,000,000	497,273
6.88%, 7/15/2054	IDR	10,130,000,000	605,028
7.00%, 5/15/2027	IDR	32,850,000,000	2,029,978
7.00%, 9/15/2030	IDR	18,400,000,000	1,170,909
7.00%, 2/15/2033	IDR	36,205,000,000	2,277,081
7.13%, 6/15/2038	IDR	19,658,000,000	1,218,371
7.13%, 8/15/2040	IDR	17,500,000,000	1,082,375
7.13%, 6/15/2042	IDR	18,230,000,000	1,122,811
7.13%, 6/15/2043	IDR	13,000,000,000	799,354
7.13%, 8/15/2045	IDR	17,000,000,000	1,049,797
7.38%, 10/15/2030	IDR	20,000,000,000	1,284,404
7.38%, 5/15/2048	IDR	10,875,000,000	683,862
7.50%, 5/15/2038	IDR	15,342,000,000	981,952
7.50%, 4/15/2040	IDR	12,980,000,000	827,168
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	10,000,000,000	610,317
6.38%, 3/15/2034	IDR	6,900,000,000	409,446
6.50%, 6/15/2039	IDR	2,814,000,000	167,217
6.75%, 6/15/2047	IDR	4,500,000,000	267,917
6.88%, 3/15/2036	IDR	10,000,000,000	618,650
6.88%, 12/15/2049	IDR	5,500,000,000	329,386
			32,886,274
IRELAND — 1.0%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	1,077,000	1,082,652
0.20%, 5/15/2027	EUR	225,000	256,719
0.20%, 10/18/2030	EUR	933,000	979,006
0.35%, 10/18/2032	EUR	638,000	636,977
0.40%, 5/15/2035	EUR	557,900	513,754
0.55%, 4/22/2041	EUR	555,000	430,472
0.90%, 5/15/2028	EUR	933,000	1,063,091
1.10%, 5/15/2029	EUR	1,229,000	1,385,480
1.30%, 5/15/2033	EUR	611,000	647,410
1.35%, 3/18/2031	EUR	876,000	970,690
1.50%, 5/15/2050	EUR	758,000	593,639
1.70%, 5/15/2037	EUR	961,000	972,752
2.00%, 2/18/2045	EUR	1,323,000	1,234,644
Security Description		Principal Amount	Value
2.40%, 5/15/2030	EUR	1,073,000	$1,259,436
2.60%, 10/18/2034	EUR	805,000	919,788
3.00%, 10/18/2043	EUR	784,000	867,411
3.15%, 10/18/2055	EUR	516,000	547,773
			14,361,694
ISRAEL — 0.9%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	3,149,000	839,952
1.30%, 4/30/2032	ILS	3,725,000	952,942
1.50%, 5/31/2037	ILS	3,578,000	812,255
2.00%, 3/31/2027	ILS	2,570,000	756,287
2.25%, 9/28/2028	ILS	3,919,000	1,131,020
2.80%, 11/29/2052	ILS	3,337,000	725,805
3.75%, 9/30/2027	ILS	4,415,000	1,330,765
3.75%, 2/28/2029	ILS	4,356,000	1,311,465
3.75%, 3/31/2047	ILS	3,265,000	887,816
4.00%, 3/30/2035	ILS	5,788,000	1,737,955
4.60%, 8/31/2029	ILS	3,150,000	973,975
5.50%, 1/31/2042	ILS	2,948,000	1,011,420
6.25%, 10/30/2026	ILS	1,490,000	461,795
			12,933,452
ITALY — 4.5%
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	756,000	801,165
0.95%, 8/1/2030	EUR	618,000	668,931
0.95%, 12/1/2031	EUR	350,000	365,167
0.95%, 6/1/2032	EUR	734,000	755,368
1.35%, 4/1/2030	EUR	641,000	713,008
1.45%, 3/1/2036	EUR	368,000	354,105
1.50%, 4/30/2045	EUR	427,000	328,680
1.65%, 12/1/2030	EUR	567,000	630,315
1.65%, 3/1/2032	EUR	763,000	827,631
1.70%, 9/1/2051	EUR	367,000	260,751
1.80%, 3/1/2041	EUR	425,000	375,740
2.00%, 2/1/2028	EUR	513,000	600,062
2.05%, 8/1/2027	EUR	618,000	725,130
2.10%, 8/26/2027	EUR	100,000	117,219
2.15%, 9/1/2052	EUR	276,000	214,881
2.15%, 3/1/2072	EUR	228,000	157,044
2.20%, 6/1/2027	EUR	660,000	777,016
2.25%, 9/1/2036	EUR	538,000	557,479
2.45%, 9/1/2033	EUR	651,000	724,996
2.45%, 9/1/2050	EUR	444,000	378,094
2.55%, 2/25/2027	EUR	1,002,000	1,183,600
2.65%, 12/1/2027	EUR	678,000	803,660
2.65%, 6/15/2028	EUR	350,000	414,412
2.70%, 10/15/2027	EUR	600,000	711,424
2.70%, 3/1/2047	EUR	137,000	127,957
2.80%, 12/1/2028	EUR	735,000	875,731
2.80%, 6/15/2029	EUR	1,157,000	1,373,704
2.80%, 3/1/2067	EUR	220,000	182,005
2.85%, 2/1/2031 (b)	EUR	200,000	234,720

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.95%, 2/15/2027	EUR	618,000	$733,912
2.95%, 7/1/2030	EUR	689,000	817,021
2.95%, 9/1/2038	EUR	564,000	608,419
3.00%, 8/1/2029	EUR	884,000	1,057,916
3.00%, 10/1/2029	EUR	1,146,000	1,367,145
3.10%, 3/1/2040	EUR	458,000	492,420
3.15%, 11/15/2031	EUR	771,000	914,031
3.25%, 11/15/2032	EUR	375,000	442,615
3.25%, 3/1/2038	EUR	484,000	541,189
3.25%, 9/1/2046	EUR	431,000	442,602
3.35%, 7/1/2029	EUR	1,349,000	1,629,980
3.35%, 3/1/2035	EUR	679,000	795,328
3.40%, 4/1/2028	EUR	669,000	807,170
3.45%, 7/15/2027	EUR	475,000	570,260
3.45%, 7/15/2031	EUR	846,000	1,021,454
3.45%, 3/1/2048	EUR	841,000	882,104
3.50%, 3/1/2030	EUR	1,146,000	1,397,107
3.50%, 2/15/2031	EUR	1,165,000	1,412,045
3.65%, 8/1/2035	EUR	620,000	737,708
3.70%, 6/15/2030	EUR	631,000	773,343
3.80%, 8/1/2028	EUR	1,134,000	1,385,002
3.85%, 7/1/2034	EUR	1,209,000	1,473,432
3.85%, 2/1/2035	EUR	750,000	910,383
3.85%, 10/1/2040	EUR	800,000	929,107
3.85%, 9/1/2049	EUR	583,000	645,976
4.00%, 11/15/2030	EUR	564,000	700,274
4.00%, 10/30/2031	EUR	644,000	802,677
4.00%, 4/30/2035	EUR	918,000	1,134,238
4.00%, 2/1/2037	EUR	1,219,000	1,485,006
4.10%, 2/1/2029	EUR	859,000	1,061,905
4.15%, 10/1/2039	EUR	1,235,000	1,494,760
4.20%, 3/1/2034	EUR	705,000	882,398
4.30%, 10/1/2054	EUR	553,000	638,397
4.35%, 11/1/2033	EUR	341,000	431,504
4.45%, 9/1/2043	EUR	686,000	842,245
4.50%, 10/1/2053	EUR	621,000	743,164
4.75%, 9/1/2028	EUR	1,364,000	1,710,557
4.75%, 9/1/2044	EUR	781,000	997,894
5.00%, 8/1/2034	EUR	906,000	1,199,034
5.00%, 8/1/2039	EUR	909,000	1,202,618
5.00%, 9/1/2040	EUR	1,121,000	1,481,031
5.25%, 11/1/2029	EUR	1,363,000	1,771,318
5.75%, 2/1/2033	EUR	762,000	1,046,599
6.00%, 5/1/2031	EUR	1,112,000	1,521,180
6.50%, 11/1/2027	EUR	1,216,000	1,553,287
7.25%, 11/1/2026	EUR	815,000	1,010,965
			62,738,715
JAPAN — 23.0%
Japan Government Five Year Bonds:
0.01%, 12/20/2026	JPY	380,850,000	2,553,192
0.01%, 3/20/2027	JPY	277,050,000	1,852,672
0.01%, 6/20/2027	JPY	390,000,000	2,600,511
0.10%, 3/20/2027	JPY	153,950,000	1,030,923
0.10%, 9/20/2027	JPY	342,650,000	2,282,926
Security Description		Principal Amount	Value
0.10%, 3/20/2028	JPY	353,100,000	$2,340,212
0.10%, 6/20/2028	JPY	213,450,000	1,410,532
0.20%, 12/20/2027	JPY	288,000,000	1,918,407
0.20%, 3/20/2028	JPY	137,100,000	910,902
0.20%, 6/20/2028	JPY	120,500,000	798,449
0.20%, 12/20/2028	JPY	154,900,000	1,020,556
0.30%, 12/20/2027	JPY	184,050,000	1,228,687
0.30%, 6/20/2028	JPY	128,500,000	853,790
0.30%, 9/20/2028	JPY	121,800,000	807,153
0.30%, 12/20/2028	JPY	300,000,000	1,982,597
0.40%, 9/20/2028	JPY	309,350,000	2,056,035
0.40%, 12/20/2028	JPY	250,000,000	1,657,497
0.40%, 3/20/2029	JPY	150,000,000	991,969
0.40%, 6/20/2029	JPY	157,250,000	1,036,848
0.50%, 3/20/2029	JPY	172,400,000	1,144,002
0.50%, 6/20/2029	JPY	554,000,000	3,664,229
0.60%, 3/20/2029	JPY	164,100,000	1,092,593
0.60%, 6/20/2029	JPY	158,500,000	1,052,817
0.60%, 9/20/2029	JPY	200,000,000	1,325,185
0.70%, 9/20/2029	JPY	304,000,000	2,022,021
0.90%, 12/20/2029	JPY	200,000,000	1,338,538
1.00%, 12/20/2029	JPY	175,000,000	1,176,079
1.00%, 3/20/2030	JPY	544,000,000	3,650,806
1.00%, 6/20/2030	JPY	250,000,000	1,675,085
1.10%, 12/20/2029	JPY	300,000,000	2,024,281
1.10%, 6/20/2030	JPY	150,000,000	1,009,500
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	149,200,000	488,642
0.50%, 3/20/2059	JPY	106,350,000	338,389
0.50%, 3/20/2060	JPY	145,700,000	454,587
0.70%, 3/20/2061	JPY	131,700,000	435,894
0.80%, 3/20/2058	JPY	143,900,000	528,470
0.90%, 3/20/2057	JPY	111,100,000	430,272
1.00%, 3/20/2062	JPY	173,300,000	629,658
1.30%, 3/20/2063	JPY	158,100,000	625,399
1.40%, 3/20/2055	JPY	123,350,000	567,618
1.70%, 3/20/2054	JPY	108,850,000	550,850
1.90%, 3/20/2053	JPY	61,350,000	327,934
2.00%, 3/20/2052	JPY	62,100,000	343,115
2.20%, 3/20/2049	JPY	112,450,000	682,032
2.20%, 3/20/2050	JPY	75,000,000	447,542
2.20%, 3/20/2051	JPY	82,950,000	485,304
2.20%, 3/20/2064	JPY	600,500,000	3,118,688
2.40%, 3/20/2048	JPY	77,200,000	492,734
3.10%, 3/20/2065	JPY	100,000,000	647,540
Japan Government Ten Year Bonds:
0.10%, 12/20/2026	JPY	311,250,000	2,089,064
0.10%, 3/20/2027	JPY	311,050,000	2,082,941
0.10%, 6/20/2027	JPY	266,750,000	1,781,572
0.10%, 9/20/2027	JPY	434,000,000	2,891,551
0.10%, 12/20/2027	JPY	388,900,000	2,584,802
0.10%, 3/20/2028	JPY	480,750,000	3,186,228
0.10%, 6/20/2028	JPY	456,250,000	3,015,016

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.10%, 9/20/2028	JPY	468,000,000	$3,082,871
0.10%, 12/20/2028	JPY	449,350,000	2,950,159
0.10%, 3/20/2029	JPY	359,050,000	2,349,646
0.10%, 6/20/2029	JPY	379,200,000	2,472,317
0.10%, 9/20/2029	JPY	405,950,000	2,636,771
0.10%, 12/20/2029	JPY	441,200,000	2,855,036
0.10%, 3/20/2030	JPY	421,500,000	2,717,653
0.10%, 6/20/2030	JPY	495,200,000	3,180,030
0.10%, 9/20/2030	JPY	548,050,000	3,507,134
0.10%, 12/20/2030	JPY	510,400,000	3,254,277
0.10%, 3/20/2031	JPY	501,100,000	3,182,189
0.10%, 6/20/2031	JPY	425,500,000	2,690,920
0.10%, 9/20/2031	JPY	422,100,000	2,657,557
0.10%, 12/20/2031	JPY	435,000,000	2,726,758
0.20%, 3/20/2032	JPY	495,250,000	3,111,405
0.20%, 6/20/2032	JPY	639,150,000	3,998,188
0.20%, 9/20/2032	JPY	586,900,000	3,655,085
0.40%, 6/20/2033	JPY	551,550,000	3,440,722
0.50%, 12/20/2032	JPY	523,000,000	3,314,499
0.50%, 3/20/2033	JPY	556,800,000	3,515,133
0.60%, 12/20/2033	JPY	478,250,000	3,008,488
0.70%, 12/20/2033	JPY	92,100,000	583,661
0.80%, 9/20/2033	JPY	436,650,000	2,801,674
0.80%, 3/20/2034	JPY	488,100,000	3,110,375
0.90%, 9/20/2034	JPY	490,000,000	3,127,526
1.00%, 3/20/2034	JPY	230,000,000	1,488,766
1.10%, 6/20/2034	JPY	548,950,000	3,575,637
1.20%, 12/20/2034	JPY	687,000,000	4,490,236
1.40%, 3/20/2035	JPY	525,000,000	3,485,117
1.50%, 6/20/2035	JPY	524,000,000	3,502,393
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	352,012
0.40%, 6/20/2049	JPY	75,000,000	296,110
0.40%, 9/20/2049	JPY	45,600,000	178,358
0.40%, 12/20/2049	JPY	74,150,000	287,593
0.40%, 3/20/2050	JPY	103,800,000	398,416
0.50%, 9/20/2046	JPY	118,750,000	526,622
0.50%, 3/20/2049	JPY	66,600,000	272,934
0.60%, 12/20/2046	JPY	80,250,000	362,096
0.60%, 6/20/2050	JPY	61,650,000	248,833
0.60%, 9/20/2050	JPY	146,750,000	586,424
0.70%, 6/20/2048	JPY	132,000,000	584,112
0.70%, 12/20/2048	JPY	77,500,000	337,855
0.70%, 12/20/2050	JPY	88,550,000	360,975
0.70%, 3/20/2051	JPY	76,550,000	309,424
0.70%, 6/20/2051	JPY	90,500,000	362,931
0.70%, 9/20/2051	JPY	137,300,000	546,774
0.70%, 12/20/2051	JPY	96,150,000	380,290
0.80%, 3/20/2046	JPY	158,650,000	764,874
0.80%, 3/20/2047	JPY	180,750,000	849,697
0.80%, 6/20/2047	JPY	71,500,000	333,809
0.80%, 9/20/2047	JPY	89,650,000	415,558
0.80%, 12/20/2047	JPY	88,950,000	409,537
0.80%, 3/20/2048	JPY	191,550,000	875,876
Security Description		Principal Amount	Value
0.90%, 9/20/2048	JPY	60,150,000	$278,009
1.00%, 3/20/2052	JPY	83,500,000	358,917
1.20%, 6/20/2053	JPY	92,800,000	412,892
1.30%, 6/20/2052	JPY	108,850,000	505,972
1.40%, 9/20/2045	JPY	146,100,000	804,660
1.40%, 12/20/2045	JPY	102,950,000	564,540
1.40%, 9/20/2052	JPY	129,500,000	615,586
1.40%, 3/20/2053	JPY	97,400,000	459,574
1.50%, 12/20/2044	JPY	291,900,000	1,661,884
1.50%, 3/20/2045	JPY	237,850,000	1,347,411
1.60%, 6/20/2045	JPY	148,500,000	852,438
1.60%, 12/20/2052	JPY	100,000,000	498,548
1.60%, 12/20/2053	JPY	195,000,000	959,571
1.70%, 6/20/2033	JPY	75,250,000	517,612
1.70%, 12/20/2043	JPY	143,000,000	858,416
1.70%, 3/20/2044	JPY	132,550,000	791,306
1.70%, 6/20/2044	JPY	120,200,000	714,917
1.70%, 9/20/2044	JPY	105,900,000	627,111
1.80%, 3/20/2043	JPY	122,600,000	756,553
1.80%, 9/20/2043	JPY	89,900,000	550,363
1.80%, 9/20/2053	JPY	95,000,000	493,021
1.80%, 3/20/2054	JPY	222,450,000	1,147,986
1.90%, 9/20/2042	JPY	148,250,000	935,847
1.90%, 6/20/2043	JPY	83,300,000	520,179
2.00%, 12/20/2033	JPY	99,700,000	699,922
2.00%, 9/20/2040	JPY	131,950,000	869,404
2.00%, 9/20/2041	JPY	141,600,000	919,285
2.00%, 3/20/2042	JPY	236,900,000	1,529,066
2.10%, 9/20/2054	JPY	428,050,000	2,362,948
2.20%, 3/20/2041	JPY	107,500,000	721,561
2.20%, 6/20/2054	JPY	180,050,000	1,018,550
2.30%, 12/20/2035	JPY	42,000,000	300,494
2.30%, 12/20/2036	JPY	76,000,000	540,530
2.30%, 3/20/2039	JPY	115,350,000	802,916
2.30%, 3/20/2040	JPY	118,800,000	818,251
2.30%, 12/20/2054	JPY	394,500,000	2,277,567
2.40%, 3/20/2034	JPY	77,900,000	563,247
2.40%, 12/20/2034	JPY	51,750,000	374,271
2.40%, 3/20/2037	JPY	69,300,000	496,603
2.40%, 9/20/2038	JPY	70,750,000	500,589
2.40%, 3/20/2055	JPY	275,000,000	1,623,074
2.50%, 6/20/2034	JPY	85,900,000	625,697
2.50%, 9/20/2034	JPY	88,150,000	642,170
2.50%, 9/20/2035	JPY	56,550,000	412,137
2.50%, 3/20/2036	JPY	82,950,000	603,614
2.50%, 9/20/2036	JPY	32,000,000	232,246
2.50%, 9/20/2037	JPY	91,550,000	660,467
2.80%, 6/20/2055	JPY	200,000,000	1,284,125
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	131,000,000	753,508
0.30%, 6/20/2039	JPY	197,450,000	1,053,771
0.30%, 9/20/2039	JPY	182,750,000	967,411
0.30%, 12/20/2039	JPY	178,200,000	936,327
0.40%, 3/20/2036	JPY	147,550,000	873,531

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.40%, 3/20/2039	JPY	200,400,000	$1,093,356
0.40%, 3/20/2040	JPY	177,900,000	942,279
0.40%, 6/20/2040	JPY	208,850,000	1,097,741
0.40%, 9/20/2040	JPY	252,300,000	1,315,305
0.40%, 6/20/2041	JPY	211,700,000	1,077,629
0.50%, 9/20/2036	JPY	193,550,000	1,144,748
0.50%, 3/20/2038	JPY	221,550,000	1,260,923
0.50%, 6/20/2038	JPY	199,000,000	1,124,660
0.50%, 12/20/2038	JPY	259,800,000	1,448,167
0.50%, 12/20/2040	JPY	209,600,000	1,101,839
0.50%, 3/20/2041	JPY	218,150,000	1,138,513
0.50%, 9/20/2041	JPY	224,100,000	1,152,267
0.50%, 12/20/2041	JPY	219,050,000	1,118,589
0.60%, 12/20/2036	JPY	155,350,000	923,916
0.60%, 6/20/2037	JPY	166,550,000	978,798
0.60%, 9/20/2037	JPY	171,300,000	1,000,473
0.60%, 12/20/2037	JPY	146,000,000	847,212
0.70%, 3/20/2037	JPY	119,650,000	715,551
0.70%, 9/20/2038	JPY	174,800,000	1,007,824
0.80%, 3/20/2042	JPY	200,000,000	1,069,614
0.90%, 6/20/2042	JPY	211,500,000	1,143,362
1.00%, 12/20/2035	JPY	192,350,000	1,218,180
1.10%, 9/20/2042	JPY	355,900,000	1,979,121
1.10%, 3/20/2043	JPY	225,150,000	1,238,405
1.10%, 6/20/2043	JPY	205,000,000	1,120,855
1.20%, 12/20/2034	JPY	260,750,000	1,704,599
1.20%, 3/20/2035	JPY	433,100,000	2,823,383
1.20%, 9/20/2035	JPY	190,450,000	1,234,698
1.30%, 6/20/2035	JPY	250,850,000	1,646,402
1.30%, 12/20/2043	JPY	245,000,000	1,373,135
1.40%, 9/20/2034	JPY	199,900,000	1,332,103
1.40%, 12/20/2042	JPY	242,600,000	1,410,410
1.50%, 3/20/2033	JPY	86,200,000	585,397
1.50%, 3/20/2034	JPY	157,950,000	1,065,731
1.50%, 6/20/2034	JPY	255,900,000	1,723,299
1.50%, 9/20/2043	JPY	225,000,000	1,311,196
1.60%, 6/20/2030	JPY	100,000,000	688,547
1.60%, 3/20/2032	JPY	84,050,000	577,056
1.60%, 6/20/2032	JPY	75,000,000	514,572
1.60%, 3/20/2033	JPY	29,850,000	204,130
1.60%, 12/20/2033	JPY	229,600,000	1,564,066
1.60%, 3/20/2044	JPY	196,750,000	1,155,201
1.70%, 3/20/2032	JPY	101,400,000	700,541
1.70%, 6/20/2032	JPY	50,000,000	345,214
1.70%, 9/20/2032	JPY	84,000,000	579,312
1.70%, 12/20/2032	JPY	100,000,000	689,203
1.70%, 6/20/2033	JPY	200,750,000	1,380,871
1.70%, 9/20/2033	JPY	195,250,000	1,341,822
1.80%, 9/20/2030	JPY	95,050,000	660,751
1.80%, 9/20/2031	JPY	180,700,000	1,256,439
1.80%, 12/20/2031	JPY	86,550,000	601,751
1.80%, 3/20/2032	JPY	75,000,000	521,295
1.80%, 12/20/2032	JPY	33,450,000	232,097
1.80%, 9/20/2044	JPY	226,200,000	1,361,948
1.90%, 12/20/2028	JPY	79,500,000	552,535
Security Description		Principal Amount	Value
1.90%, 3/20/2029	JPY	54,300,000	$377,730
1.90%, 9/20/2030	JPY	88,200,000	616,071
1.90%, 6/20/2044	JPY	237,250,000	1,458,248
2.00%, 3/20/2027	JPY	88,050,000	606,069
2.00%, 12/20/2044	JPY	216,050,000	1,340,451
2.10%, 12/20/2026	JPY	112,600,000	774,145
2.10%, 3/20/2027	JPY	146,300,000	1,008,443
2.10%, 6/20/2027	JPY	47,800,000	330,235
2.10%, 12/20/2027	JPY	92,250,000	640,450
2.10%, 9/20/2028	JPY	111,350,000	777,403
2.10%, 12/20/2028	JPY	50,000,000	349,636
2.10%, 9/20/2029	JPY	170,900,000	1,199,372
2.10%, 3/20/2030	JPY	167,550,000	1,178,528
2.20%, 9/20/2027	JPY	149,350,000	1,036,354
2.20%, 3/20/2028	JPY	83,000,000	578,766
2.20%, 9/20/2028	JPY	72,200,000	505,486
2.20%, 12/20/2029	JPY	103,600,000	730,836
2.20%, 3/20/2031	JPY	60,650,000	430,474
2.30%, 6/20/2027	JPY	90,000,000	623,842
2.40%, 6/20/2028	JPY	125,800,000	883,552
2.40%, 3/20/2045	JPY	245,150,000	1,616,179
2.50%, 6/20/2045	JPY	200,000,000	1,335,180
Japan Government Two Year Bonds:
0.40%, 10/1/2026	JPY	183,000,000	1,234,279
0.50%, 11/1/2026	JPY	162,000,000	1,093,276
0.60%, 12/1/2026	JPY	143,000,000	965,779
0.60%, 1/1/2027	JPY	162,000,000	1,093,671
0.70%, 2/1/2027	JPY	172,000,000	1,162,288
0.70%, 5/1/2027	JPY	350,000,000	2,362,847
0.70%, 7/1/2027	JPY	150,000,000	1,011,877
0.80%, 3/1/2027	JPY	250,000,000	1,691,150
0.80%, 6/1/2027	JPY	250,000,000	1,689,914
0.90%, 4/1/2027	JPY	253,000,000	1,713,602
0.90%, 8/1/2027	JPY	180,000,000	1,218,079
0.90%, 9/1/2027	JPY	150,000,000	1,014,792
			316,990,799
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	181,000	209,074
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	332,350
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	88,927
Series GMTN, 2.88%, 5/21/2030 (a)	EUR	250,000	294,116
Series GMTN, 3.50%, 1/17/2028	EUR	605,000	728,883
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	240,680
			1,894,030

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	280,000	$140,800
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	160,359
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	208,418
Series EMTN, 2.13%, 10/29/2026 (a)	EUR	200,000	234,687
Series EMTN, 2.13%, 10/22/2035 (a)	EUR	336,000	346,472
Series EMTN, 2.88%, 1/28/2030 (a)	EUR	350,000	411,926
Series EMTN, 3.63%, 1/28/2040	EUR	250,000	281,317
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	304,084
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	183,358
			2,271,421
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	154,000	176,742
0.63%, 2/1/2027	EUR	503,000	579,665
1.38%, 5/25/2029	EUR	100,000	113,431
2.25%, 3/19/2028	EUR	80,000	94,162
2.63%, 10/23/2034	EUR	125,000	143,908
2.88%, 3/1/2034	EUR	100,000	117,843
3.00%, 3/2/2033	EUR	600,000	717,428
3.25%, 3/2/2043	EUR	250,000	282,949
			2,226,128
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	572,965
3.48%, 7/2/2035	MYR	1,600,000	380,670
3.52%, 4/20/2028	MYR	4,905,000	1,176,233
3.58%, 7/15/2032	MYR	2,050,000	491,688
3.73%, 6/15/2028	MYR	3,350,000	808,016
3.76%, 5/22/2040	MYR	5,250,000	1,251,417
3.83%, 7/5/2034	MYR	3,000,000	731,475
3.84%, 4/15/2033	MYR	3,875,000	941,065
3.89%, 8/15/2029	MYR	2,910,000	707,889
3.90%, 11/30/2026	MYR	2,725,000	655,372
3.90%, 11/16/2027	MYR	2,820,000	681,360
4.05%, 4/18/2039	MYR	4,700,000	1,160,409
4.07%, 6/15/2050	MYR	3,425,000	831,547
4.18%, 5/16/2044	MYR	1,750,000	435,061
4.23%, 6/30/2031	MYR	1,720,000	427,110
4.25%, 5/31/2035	MYR	1,350,000	341,528
Security Description		Principal Amount	Value
4.46%, 3/31/2053	MYR	3,000,000	$766,607
4.50%, 4/30/2029	MYR	4,375,000	1,083,146
4.70%, 10/15/2042	MYR	2,110,000	558,896
4.74%, 3/15/2046	MYR	2,670,000	708,820
4.76%, 4/7/2037	MYR	2,870,000	754,638
4.94%, 9/30/2043	MYR	1,910,000	519,982
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,555,000	850,234
3.45%, 7/15/2036	MYR	2,000,000	470,206
3.47%, 10/15/2030	MYR	3,150,000	754,817
3.60%, 7/31/2028	MYR	4,520,000	1,086,555
3.61%, 4/30/2035	MYR	3,525,000	845,697
3.64%, 8/30/2030	MYR	3,000,000	725,254
3.78%, 5/31/2045	MYR	1,600,000	376,727
3.80%, 10/8/2031	MYR	6,125,000	1,489,679
3.87%, 8/8/2028	MYR	1,250,000	302,796
3.97%, 7/16/2040	MYR	3,850,000	942,073
4.12%, 11/30/2034	MYR	2,275,000	566,013
4.13%, 7/9/2029	MYR	3,250,000	797,192
4.19%, 10/7/2032	MYR	2,175,000	541,269
4.25%, 9/30/2030	MYR	1,000,000	248,154
4.26%, 7/26/2027	MYR	1,220,000	295,988
4.28%, 3/23/2054	MYR	4,125,000	1,025,114
4.29%, 8/14/2043	MYR	2,550,000	643,365
4.42%, 9/30/2041	MYR	1,500,000	385,033
4.47%, 9/15/2039	MYR	1,125,000	289,034
4.58%, 8/30/2033	MYR	2,978,000	760,030
4.72%, 6/15/2033	MYR	1,600,000	411,522
4.76%, 8/4/2037	MYR	2,100,000	553,950
4.79%, 10/31/2035	MYR	2,520,000	662,590
4.90%, 5/8/2047	MYR	1,530,000	416,621
4.94%, 12/6/2028	MYR	725,000	181,108
5.36%, 5/15/2052	MYR	3,650,000	1,058,240
			32,665,155
MEXICO — 2.1%
Mexico Bonos:
5.50%, 3/4/2027	MXN	14,770,000	783,756
7.50%, 6/3/2027	MXN	37,077,000	2,020,714
7.50%, 5/26/2033	MXN	45,572,000	2,346,824
7.75%, 5/29/2031	MXN	47,679,000	2,534,185
7.75%, 11/23/2034	MXN	36,227,000	1,869,201
7.75%, 11/13/2042	MXN	45,775,000	2,171,831
8.00%, 5/24/2035	MXN	12,920,000	670,107
8.00%, 11/7/2047	MXN	37,358,000	1,787,193
8.00%, 7/31/2053	MXN	52,780,000	2,503,383
8.50%, 3/2/2028	MXN	45,850,000	2,536,362
8.50%, 3/1/2029	MXN	53,950,000	2,980,625
8.50%, 5/31/2029	MXN	36,170,000	1,997,997
8.50%, 2/28/2030	MXN	34,600,000	1,906,308
8.50%, 11/18/2038	MXN	26,713,000	1,399,567
10.00%, 11/20/2036	MXN	14,530,000	857,645
			28,365,698

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	931,900	$1,067,170
Zero Coupon, 1/15/2029	EUR	1,909,000	2,086,674
Zero Coupon, 7/15/2030	EUR	1,896,000	1,989,363
Zero Coupon, 7/15/2031	EUR	1,739,000	1,772,094
Zero Coupon, 1/15/2038	EUR	1,579,000	1,276,549
Zero Coupon, 1/15/2052	EUR	2,386,000	1,181,912
0.25%, 7/15/2029	EUR	1,706,000	1,859,276
0.50%, 7/15/2032	EUR	1,813,000	1,855,965
0.50%, 1/15/2040	EUR	1,835,000	1,504,927
0.75%, 7/15/2027	EUR	2,058,000	2,364,089
0.75%, 7/15/2028	EUR	2,232,000	2,524,370
2.00%, 1/15/2054	EUR	2,162,000	1,899,219
2.50%, 1/15/2030	EUR	1,762,000	2,083,457
2.50%, 1/15/2033	EUR	1,777,000	2,071,369
2.50%, 7/15/2033	EUR	1,355,000	1,571,656
2.50%, 7/15/2034	EUR	1,522,000	1,750,383
2.50%, 7/15/2035	EUR	748,000	851,926
2.75%, 1/15/2047	EUR	2,334,000	2,508,669
3.25%, 1/15/2044	EUR	1,294,000	1,518,510
3.50%, 1/15/2056	EUR	400,000	475,333
3.75%, 1/15/2042	EUR	2,555,000	3,203,591
4.00%, 1/15/2037	EUR	2,373,000	3,062,473
5.50%, 1/15/2028	EUR	1,672,000	2,112,742
			42,591,717
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,586,000	859,108
1.50%, 5/15/2031	NZD	1,476,000	766,401
1.75%, 5/15/2041	NZD	545,000	212,265
2.00%, 5/15/2032	NZD	2,161,000	1,124,009
2.75%, 4/15/2037	NZD	888,000	437,986
2.75%, 5/15/2051	NZD	630,000	246,018
3.00%, 4/20/2029	NZD	2,344,000	1,354,783
3.50%, 4/14/2033	NZD	1,511,000	852,263
4.25%, 5/15/2034	NZD	900,000	528,736
4.25%, 5/15/2036	NZD	859,000	495,905
4.50%, 4/15/2027	NZD	1,898,000	1,131,455
4.50%, 5/15/2030	NZD	2,484,000	1,512,100
4.50%, 5/15/2035	NZD	2,106,000	1,251,583
5.00%, 5/15/2054	NZD	700,000	402,659
			11,175,271
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	3,948,000	339,803
Security Description		Principal Amount	Value
1.38%, 8/19/2030	NOK	6,938,000	$617,733
1.75%, 2/17/2027	NOK	4,740,000	461,993
1.75%, 9/6/2029	NOK	6,216,000	574,773
2.00%, 4/26/2028	NOK	4,509,000	431,659
2.13%, 5/18/2032	NOK	6,519,000	584,317
3.00%, 8/15/2033	NOK	8,700,000	813,955
3.50%, 10/6/2042	NOK	3,571,000	332,388
3.63%, 4/13/2034	NOK	7,425,000	723,544
3.63%, 5/31/2039	NOK	1,000,000	95,332
3.75%, 6/12/2035	NOK	6,575,000	643,344
			5,618,841
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	1,890,000	482,772
5.40%, 8/12/2034	PEN	1,470,000	410,496
5.94%, 2/12/2029	PEN	945,000	285,899
6.15%, 8/12/2032	PEN	2,590,000	792,205
6.35%, 8/12/2028	PEN	1,025,000	312,707
6.85%, 8/12/2035	PEN	2,750,000	837,418
6.90%, 8/12/2037	PEN	3,450,000	1,038,804
6.95%, 8/12/2031	PEN	500,000	159,863
7.30%, 8/12/2033	PEN	2,350,000	755,966
7.60%, 8/12/2039	PEN	2,075,000	654,192
8.20%, 8/12/2026	PEN	650,000	193,943
			5,924,265
POLAND — 1.7%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2027	PLN	2,150,000	562,275
Zero Coupon, 1/25/2028	PLN	1,550,000	387,247
1.25%, 10/25/2030	PLN	5,973,000	1,382,637
1.75%, 4/25/2032	PLN	6,964,000	1,568,377
2.50%, 7/25/2027	PLN	5,294,000	1,415,710
2.75%, 4/25/2028	PLN	4,529,000	1,202,044
2.75%, 10/25/2029	PLN	8,651,000	2,219,293
3.75%, 5/25/2027	PLN	4,306,000	1,179,737
4.00%, 4/25/2047	PLN	565,000	125,810
4.50%, 7/25/2030	PLN	3,300,000	895,764
4.75%, 7/25/2029	PLN	13,591,000	3,760,153
5.00%, 1/25/2030	PLN	6,600,000	1,835,396
5.00%, 10/25/2034	PLN	8,345,000	2,239,754
5.00%, 10/25/2035	PLN	1,900,000	503,982
5.75%, 4/25/2029	PLN	885,000	253,327
6.00%, 10/25/2033	PLN	6,735,000	1,945,767
7.50%, 7/25/2028	PLN	6,327,000	1,883,719
			23,360,992
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	991,000	1,015,704
0.48%, 10/18/2030	EUR	1,118,000	1,192,642

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.70%, 10/15/2027	EUR	352,000	$402,724
0.90%, 10/12/2035	EUR	958,000	910,653
1.00%, 4/12/2052	EUR	794,000	495,400
1.15%, 4/11/2042	EUR	502,000	408,851
1.65%, 7/16/2032	EUR	701,000	769,307
1.95%, 6/15/2029	EUR	1,299,400	1,511,350
2.13%, 10/17/2028	EUR	1,910,000	2,244,710
2.25%, 4/18/2034	EUR	1,110,000	1,233,990
2.88%, 10/14/2033	EUR	450,000	527,322
2.88%, 10/20/2034	EUR	715,000	829,669
3.00%, 6/15/2035	EUR	250,000	290,897
3.50%, 6/18/2038	EUR	697,000	826,427
3.63%, 6/12/2054	EUR	719,000	797,768
3.88%, 2/15/2030	EUR	1,585,000	1,979,667
4.10%, 4/15/2037	EUR	1,829,000	2,319,528
4.10%, 2/15/2045	EUR	890,000	1,097,598
4.13%, 4/14/2027	EUR	1,045,000	1,266,063
			20,120,270
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,330,000	280,898
3.65%, 9/24/2031	RON	1,885,000	360,236
4.15%, 1/26/2028	RON	1,750,000	378,792
4.15%, 10/24/2030	RON	1,900,000	381,197
4.25%, 4/28/2036	RON	475,000	85,701
4.75%, 10/11/2034	RON	2,730,000	527,545
4.85%, 7/25/2029	RON	2,230,000	473,619
5.00%, 2/12/2029	RON	3,295,000	709,840
5.80%, 7/26/2027	RON	2,620,000	592,073
6.30%, 4/26/2028	RON	975,000	220,001
6.30%, 4/25/2029	RON	1,700,000	380,207
6.70%, 2/25/2032	RON	1,645,000	367,532
7.10%, 7/31/2034	RON	1,415,000	322,201
7.20%, 10/28/2026	RON	1,565,000	362,998
7.20%, 5/31/2027	RON	2,110,000	488,465
7.35%, 4/28/2031	RON	1,525,000	351,793
7.40%, 4/28/2027	RON	800,000	185,718
7.50%, 7/27/2033	RON	725,000	167,515
7.65%, 7/27/2031	RON	750,000	175,490
7.90%, 2/24/2038	RON	3,320,000	802,703
8.00%, 4/29/2030	RON	1,695,000	400,987
8.25%, 9/29/2032	RON	2,775,000	671,419
			8,686,930
SINGAPORE — 1.1%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	497,000	384,547
1.63%, 7/1/2031	SGD	625,000	481,791
1.88%, 3/1/2050	SGD	688,000	524,592
1.88%, 10/1/2051	SGD	345,000	259,847
2.25%, 8/1/2036	SGD	877,000	701,015
2.25%, 7/1/2040	SGD	225,000	180,527
2.38%, 7/1/2039	SGD	740,000	600,690
Security Description		Principal Amount	Value
2.50%, 4/1/2030	SGD	525,000	$422,827
2.63%, 5/1/2028	SGD	1,104,000	879,468
2.63%, 8/1/2032	SGD	708,000	578,010
2.75%, 3/1/2035	SGD	1,375,000	1,142,470
2.75%, 4/1/2042	SGD	656,000	564,307
2.75%, 3/1/2046	SGD	985,000	863,128
2.88%, 9/1/2027	SGD	938,000	746,209
2.88%, 8/1/2028	SGD	725,000	582,892
2.88%, 7/1/2029	SGD	1,027,000	833,265
2.88%, 9/1/2030	SGD	916,000	751,629
3.00%, 4/1/2029	SGD	883,000	718,142
3.00%, 8/1/2072	SGD	842,000	801,374
3.25%, 6/1/2054	SGD	1,212,000	1,184,906
3.38%, 9/1/2033	SGD	1,055,000	909,173
3.38%, 5/1/2034	SGD	400,000	346,789
3.50%, 3/1/2027	SGD	795,000	633,928
			15,091,526
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.38%, 4/21/2036	EUR	475,000	401,345
1.00%, 6/12/2028	EUR	352,000	399,326
1.00%, 10/9/2030	EUR	376,000	406,965
1.00%, 5/14/2032	EUR	417,000	430,947
1.63%, 1/21/2031	EUR	349,000	387,117
1.88%, 3/9/2037	EUR	358,000	351,790
2.00%, 10/17/2047	EUR	380,000	304,950
2.25%, 6/12/2068	EUR	71,000	48,337
3.00%, 2/7/2028	EUR	275,000	328,508
3.00%, 11/6/2031	EUR	269,000	316,730
3.63%, 1/16/2029	EUR	633,000	771,756
3.63%, 6/8/2033	EUR	467,000	562,343
3.75%, 3/6/2034	EUR	526,000	635,105
3.75%, 2/23/2035	EUR	100,000	119,938
3.75%, 2/27/2040	EUR	900,000	1,035,184
4.00%, 10/19/2032	EUR	961,000	1,194,667
4.00%, 2/23/2043	EUR	275,000	319,989
			8,014,997
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/12/2031	EUR	275,000	282,017
0.28%, 1/14/2030	EUR	200,000	215,325
0.88%, 7/15/2030	EUR	166,000	182,195
1.00%, 3/6/2028	EUR	219,000	251,155
1.18%, 2/13/2062	EUR	269,000	147,740
1.19%, 3/14/2029	EUR	345,000	391,863
1.25%, 3/22/2027	EUR	237,000	275,691
1.50%, 3/25/2035	EUR	400,000	410,847
1.75%, 11/3/2040	EUR	234,000	217,726
2.25%, 3/3/2032	EUR	489,000	559,406
3.00%, 3/10/2034	EUR	300,000	353,035
3.13%, 7/2/2035	EUR	125,000	146,105

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.13%, 8/7/2045	EUR	648,000	$698,334
			4,131,439
SOUTH KOREA — 10.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	835,000,000	472,592
1.38%, 12/10/2029	KRW	1,100,000,000	741,719
1.38%, 6/10/2030	KRW	1,493,000,000	998,460
1.50%, 12/10/2026	KRW	383,150,000	270,187
1.50%, 12/10/2030	KRW	914,000,000	610,354
1.50%, 9/10/2036	KRW	685,690,000	421,261
1.50%, 9/10/2040	KRW	1,000,000,000	585,553
1.50%, 3/10/2050	KRW	3,850,000,000	2,064,552
1.63%, 9/10/2070	KRW	950,000,000	481,203
1.88%, 9/10/2041	KRW	750,000,000	460,179
1.88%, 3/10/2051	KRW	4,265,000,000	2,473,316
2.00%, 6/10/2031	KRW	814,000,000	555,403
2.00%, 3/10/2046	KRW	975,000,000	593,683
2.00%, 3/10/2049	KRW	2,264,000,000	1,359,839
2.13%, 6/10/2027	KRW	657,870,000	465,792
2.13%, 3/10/2047	KRW	1,820,330,000	1,128,760
2.25%, 6/10/2028	KRW	1,475,000,000	1,041,759
2.25%, 9/10/2037	KRW	500,000,000	330,709
2.38%, 3/10/2027	KRW	1,470,000,000	1,046,205
2.38%, 12/10/2031	KRW	1,054,000,000	731,653
2.50%, 9/10/2030	KRW	550,000,000	387,500
2.50%, 3/10/2052	KRW	2,598,000,000	1,708,809
2.63%, 3/10/2027	KRW	1,070,000,000	764,207
2.63%, 3/10/2030	KRW	1,938,000,000	1,373,647
2.63%, 6/10/2035	KRW	1,075,000,000	744,367
2.63%, 9/10/2035	KRW	839,210,000	579,520
2.63%, 3/10/2048	KRW	2,090,000,000	1,412,961
2.63%, 3/10/2055	KRW	3,925,000,000	2,653,113
2.63%, 9/10/2055	KRW	1,250,000,000	85,044,635
2.75%, 12/10/2044	KRW	998,000,000	689,184
2.75%, 9/10/2054	KRW	1,920,000,000	1,328,449
2.75%, 9/10/2074	KRW	1,250,000,000	896,612
2.88%, 12/10/2027	KRW	1,332,000,000	955,396
2.88%, 9/10/2044	KRW	800,000,000	562,758
3.00%, 9/10/2029	KRW	925,000,000	666,275
3.00%, 12/10/2034	KRW	2,000,000,000	1,426,415
3.00%, 12/10/2042	KRW	1,421,780,000	1,018,416
3.13%, 9/10/2027	KRW	858,000,000	617,927
3.13%, 9/10/2052	KRW	1,100,000,000	813,839
3.25%, 6/10/2027	KRW	1,514,000,000	1,091,925
3.25%, 3/10/2028	KRW	2,302,000,000	1,665,616
3.25%, 3/10/2029	KRW	2,360,000,000	1,713,990
3.25%, 6/10/2033	KRW	1,069,000,000	777,636
3.25%, 9/10/2042	KRW	600,000,000	443,747
3.25%, 3/10/2053	KRW	2,700,000,000	2,044,012
3.25%, 3/10/2054	KRW	2,985,000,000	2,267,070
3.38%, 6/10/2032	KRW	1,579,000,000	1,158,221
3.50%, 9/10/2028	KRW	2,000,000,000	1,460,354
3.50%, 6/10/2034	KRW	2,446,000,000	1,812,545
3.63%, 9/10/2053	KRW	1,750,000,000	1,415,949
3.75%, 12/10/2033	KRW	1,436,250,000	1,080,877
Security Description		Principal Amount	Value
3.88%, 12/10/2026	KRW	1,268,000,000	$919,200
3.88%, 9/10/2043	KRW	950,000,000	763,505
4.00%, 12/10/2031	KRW	1,222,640,000	928,593
4.13%, 12/10/2033	KRW	1,005,000,000	775,729
4.25%, 12/10/2032	KRW	1,313,000,000	1,015,993
4.75%, 12/10/2030	KRW	3,095,050,000	2,410,790
5.50%, 3/10/2028	KRW	3,337,000,000	2,540,294
			146,763,255
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	672,000	768,246
Zero Coupon, 1/31/2028	EUR	1,342,000	1,500,142
0.10%, 4/30/2031	EUR	1,367,000	1,395,086
0.50%, 4/30/2030	EUR	1,330,000	1,427,962
0.50%, 10/31/2031	EUR	1,225,000	1,261,180
0.60%, 10/31/2029	EUR	1,190,000	1,299,065
0.70%, 4/30/2032	EUR	1,430,000	1,469,805
0.80%, 7/30/2027	EUR	791,000	908,154
0.80%, 7/30/2029	EUR	1,341,000	1,482,896
0.85%, 7/30/2037	EUR	811,000	714,808
1.00%, 7/30/2042	EUR	776,000	602,160
1.00%, 10/31/2050	EUR	921,000	580,540
1.20%, 10/31/2040	EUR	874,000	736,333
1.25%, 10/31/2030	EUR	1,422,000	1,564,679
1.40%, 4/30/2028	EUR	1,345,000	1,549,741
1.40%, 7/30/2028	EUR	1,179,000	1,353,615
1.45%, 10/31/2027	EUR	1,132,000	1,312,545
1.45%, 4/30/2029	EUR	1,163,000	1,324,328
1.45%, 10/31/2071	EUR	719,000	383,289
1.50%, 4/30/2027	EUR	1,235,000	1,438,099
1.85%, 7/30/2035	EUR	861,000	897,691
1.90%, 10/31/2052	EUR	700,000	538,315
1.95%, 7/30/2030	EUR	1,354,000	1,548,551
2.35%, 7/30/2033	EUR	1,136,000	1,277,353
2.40%, 5/31/2028	EUR	874,000	1,031,032
2.50%, 5/31/2027	EUR	1,111,000	1,313,850
2.55%, 10/31/2032	EUR	1,257,000	1,446,457
2.70%, 1/31/2030	EUR	773,000	915,512
2.70%, 10/31/2048	EUR	979,000	940,427
2.90%, 10/31/2046	EUR	980,000	994,061
3.10%, 7/30/2031	EUR	977,000	1,171,074
3.15%, 4/30/2033	EUR	1,287,000	1,532,405
3.15%, 4/30/2035	EUR	996,000	1,165,771
3.20%, 10/31/2035	EUR	700,000	818,873
3.25%, 4/30/2034	EUR	1,134,000	1,348,105
3.45%, 10/31/2034	EUR	1,305,000	1,570,239
3.45%, 7/30/2043	EUR	838,000	938,774
3.45%, 7/30/2066	EUR	777,000	783,522
3.50%, 5/31/2029	EUR	1,480,000	1,805,391
3.55%, 10/31/2033	EUR	1,629,000	1,985,297
3.90%, 7/30/2039	EUR	865,000	1,049,575
4.00%, 10/31/2054	EUR	640,000	740,622

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.20%, 1/31/2037	EUR	2,219,000	$2,807,515
4.70%, 7/30/2041	EUR	1,211,000	1,592,352
4.90%, 7/30/2040	EUR	1,237,000	1,660,505
5.15%, 10/31/2028	EUR	1,316,000	1,676,628
5.15%, 10/31/2044	EUR	1,140,000	1,580,623
5.75%, 7/30/2032	EUR	1,466,000	2,032,988
6.00%, 1/31/2029	EUR	1,695,000	2,225,170
			62,461,351
SWEDEN — 0.5%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	5,510,000	521,579
0.50%, 11/24/2045	SEK	2,155,000	145,896
0.75%, 5/12/2028	SEK	9,475,000	977,831
0.75%, 11/12/2029	SEK	9,165,000	924,771
1.00%, 11/12/2026	SEK	8,450,000	889,718
1.38%, 6/23/2071	SEK	1,455,000	88,673
1.75%, 11/11/2033	SEK	7,770,000	782,779
2.25%, 6/1/2032	SEK	6,545,000	692,044
2.25%, 5/11/2035	SEK	9,800,000	1,010,180
2.50%, 10/15/2036	SEK	975,000	101,893
3.50%, 3/30/2039	SEK	5,545,000	636,409
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	3,100,000	298,441
			7,070,214
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	497,000	625,466
Zero Coupon, 6/26/2034	CHF	444,000	551,198
Zero Coupon, 7/24/2039	CHF	559,000	670,589
0.25%, 6/23/2035	CHF	374,000	472,958
0.50%, 5/27/2030	CHF	527,000	677,569
0.50%, 6/27/2032	CHF	321,000	414,665
0.50%, 6/28/2045	CHF	393,000	498,282
0.50%, 5/24/2055	CHF	275,000	357,908
0.50%, 5/30/2058	CHF	222,000	290,985
0.88%, 5/22/2047	CHF	426,000	584,494
1.25%, 6/27/2037	CHF	423,000	591,992
1.25%, 6/28/2043	CHF	366,000	524,915
1.50%, 10/26/2038	CHF	410,000	592,654
1.50%, 4/30/2042	CHF	385,000	570,151
2.00%, 6/25/2064	CHF	519,000	1,054,816
2.25%, 6/22/2031	CHF	625,000	883,832
2.50%, 3/8/2036	CHF	385,000	598,285
3.25%, 6/27/2027	CHF	320,000	425,898
3.50%, 4/8/2033	CHF	449,000	707,830
4.00%, 4/8/2028	CHF	420,000	582,701
4.00%, 1/6/2049	CHF	275,000	622,204
			12,299,392
Security Description		Principal Amount	Value
THAILAND — 2.3%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	15,500,000	$476,902
1.59%, 12/17/2035	THB	22,650,000	705,392
1.60%, 6/17/2035	THB	11,225,000	351,865
1.66%, 3/17/2030	THB	31,000,000	975,112
1.88%, 6/17/2049	THB	16,250,000	476,792
2.00%, 12/17/2031	THB	38,900,000	1,252,179
2.00%, 6/17/2042	THB	32,600,000	1,022,092
2.05%, 4/17/2028	THB	21,725,000	685,130
2.13%, 12/17/2026	THB	11,725,000	365,925
2.25%, 3/17/2027	THB	29,750,000	932,329
2.40%, 11/17/2027	THB	29,350,000	928,955
2.40%, 3/17/2029	THB	33,775,000	1,084,842
2.41%, 3/17/2035	THB	32,000,000	1,074,263
2.50%, 11/17/2029	THB	47,100,000	1,529,462
2.65%, 6/17/2028	THB	23,850,000	764,644
2.70%, 6/17/2040	THB	20,000,000	702,347
2.75%, 6/17/2052	THB	15,000,000	518,769
2.80%, 6/17/2034	THB	31,750,000	1,088,098
2.88%, 12/17/2028	THB	21,750,000	706,547
2.88%, 6/17/2046	THB	18,350,000	638,707
3.14%, 6/17/2047	THB	20,900,000	751,410
3.15%, 6/17/2050	THB	30,000,000	1,094,916
3.30%, 6/17/2038	THB	24,300,000	890,452
3.35%, 6/17/2033	THB	26,350,000	930,813
3.39%, 6/17/2037	THB	27,100,000	999,180
3.40%, 6/17/2036	THB	17,710,000	645,301
3.45%, 6/17/2043	THB	39,700,000	1,501,162
3.60%, 6/17/2067	THB	16,750,000	719,611
3.78%, 6/25/2032	THB	25,250,000	901,136
4.00%, 6/17/2055	THB	16,000,000	694,842
4.00%, 6/17/2066	THB	16,920,000	766,479
4.00%, 6/17/2072	THB	17,500,000	814,404
4.26%, 12/12/2037	THB	32,100,000	1,245,159
4.68%, 6/29/2044	THB	18,340,000	803,738
4.85%, 6/17/2061	THB	19,010,000	961,360
4.88%, 6/22/2029	THB	41,255,000	1,440,071
5.67%, 3/13/2028	THB	25,000,000	854,202
			32,294,588
UNITED KINGDOM — 5.0%
U.K. Gilts:
0.13%, 1/31/2028	GBP	375,000	464,139
0.25%, 7/31/2031	GBP	1,394,000	1,503,737
0.50%, 1/31/2029	GBP	1,019,000	1,226,689
0.50%, 10/22/2061	GBP	126,000	41,383
0.63%, 7/31/2035	GBP	1,117,000	1,024,493
0.63%, 10/22/2050	GBP	698,000	327,014
0.88%, 10/22/2029	GBP	1,017,000	1,213,110
0.88%, 7/31/2033	GBP	628,000	644,696
0.88%, 1/31/2046	GBP	807,000	484,034
1.00%, 1/31/2032	GBP	1,028,000	1,133,933
1.13%, 10/22/2073	GBP	329,000	135,267
1.25%, 7/31/2051	GBP	931,000	523,167

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
1.50%, 7/22/2047	GBP	699,000	$471,173
1.50%, 7/31/2053	GBP	675,000	393,238
1.63%, 10/22/2028	GBP	304,000	383,091
1.63%, 10/22/2054	GBP	809,000	481,846
1.63%, 10/22/2071	GBP	835,000	432,734
1.75%, 1/22/2049	GBP	799,000	552,782
1.75%, 7/22/2057	GBP	984,000	587,606
2.50%, 7/22/2065	GBP	808,000	575,944
3.25%, 1/31/2033	GBP	1,294,000	1,611,287
3.25%, 1/22/2044	GBP	1,117,000	1,134,116
3.50%, 1/22/2045	GBP	896,000	934,284
3.50%, 7/22/2068	GBP	1,936,000	1,790,556
3.75%, 3/7/2027	GBP	1,810,000	2,428,467
3.75%, 1/29/2038	GBP	2,269,000	2,708,458
3.75%, 7/22/2052	GBP	1,034,000	1,053,224
3.75%, 10/22/2053	GBP	872,000	878,769
4.00%, 10/22/2031	GBP	1,062,000	1,407,915
4.00%, 1/22/2060	GBP	795,000	828,889
4.00%, 10/22/2063	GBP	510,000	525,068
4.13%, 1/29/2027	GBP	1,763,000	2,376,796
4.13%, 7/22/2029	GBP	1,638,000	2,208,660
4.25%, 12/7/2027	GBP	1,452,000	1,972,062
4.25%, 6/7/2032	GBP	1,228,000	1,648,914
4.25%, 7/31/2034	GBP	1,974,000	2,583,516
4.25%, 3/7/2036	GBP	1,191,000	1,531,603
4.25%, 9/7/2039	GBP	907,000	1,120,877
4.25%, 12/7/2040	GBP	1,148,000	1,395,505
4.25%, 12/7/2046	GBP	1,588,000	1,821,756
4.25%, 12/7/2049	GBP	865,000	975,923
4.25%, 12/7/2055	GBP	889,000	979,039
4.38%, 3/7/2028	GBP	2,270,000	3,081,128
4.38%, 3/7/2030	GBP	1,507,000	2,047,842
4.38%, 1/31/2040	GBP	1,000,000	1,243,344
4.38%, 7/31/2054	GBP	1,222,000	1,376,403
4.50%, 6/7/2028	GBP	1,970,000	2,686,160
4.50%, 9/7/2034	GBP	2,255,000	3,010,820
4.50%, 3/7/2035	GBP	550,000	729,701
4.50%, 12/7/2042	GBP	1,390,000	1,707,737
4.63%, 1/31/2034	GBP	1,439,000	1,943,655
4.75%, 12/7/2030	GBP	1,503,000	2,084,875
4.75%, 12/7/2038	GBP	821,000	1,078,373
6.00%, 12/7/2028	GBP	624,000	892,072
			68,397,870
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,456,561,942)			1,447,358,739
Shares
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	960,542	960,542
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,533,803	$1,533,803
TOTAL SHORT-TERM INVESTMENTS (Cost $2,494,345)		2,494,345
TOTAL INVESTMENTS — 105.2% (Cost $1,459,056,287)		1,449,853,084
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(71,976,534)
NET ASSETS — 100.0%		$1,377,876,550
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,447,358,739	$—	$1,447,358,739
Short-Term Investments	2,494,345	—	—	2,494,345
TOTAL INVESTMENTS	$2,494,345	$1,447,358,739	$—	$1,449,853,084

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,967,697	$9,967,697	$341,968,460	$350,975,615	$—	$—	960,542	$960,542	$127,868
State Street Navigator Securities Lending Portfolio II	—	—	12,531,607	10,997,804	—	—	1,533,803	1,533,803	2,525
Total		$9,967,697	$354,500,067	$361,973,419	$—	$—		$2,494,345	$130,393
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.7%
AEROSPACE & DEFENSE — 0.4%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 4.96%, 5/5/2026 (a)	$9,709,000	$9,721,913
AGRICULTURE — 0.2%
Cargill, Inc. SOFR + 0.61%, 4.88%, 2/11/2028 (a) (b)	2,635,000	2,639,980
Philip Morris International, Inc. SOFR + 0.83%, 5.12%, 4/28/2028 (a)	3,755,000	3,778,244
		6,418,224
AUTO MANUFACTURERS — 9.6%
American Honda Finance Corp.:
SOFR + 0.55%, 4.82%, 5/11/2026 (a)	2,400,000	2,400,768
SOFR + 0.77%, 4.95%, 3/12/2027 (a)	3,885,000	3,891,760
SOFR + 0.82%, 5.03%, 3/3/2028 (a)	4,928,000	4,932,731
SOFR + 0.87%, 5.20%, 7/9/2027 (a) (c)	4,387,000	4,405,469
SOFR + 0.90%, 5.11%, 9/1/2028 (a)	4,500,000	4,507,515
SOFR + 0.92%, 5.25%, 1/12/2026 (a)	3,774,000	3,779,359
Series GMTN, SOFR + 0.71%, 5.04%, 1/9/2026 (a)	4,741,000	4,744,556
Series GMTN, SOFR + 0.71%, 5.04%, 7/9/2027 (a)	6,900,000	6,905,934
Series GMTN, SOFR + 0.72%, 5.03%, 10/22/2027 (a)	2,500,000	2,500,725
Series GMTN, SOFR + 0.72%, 5.07%, 10/5/2026 (a)	4,826,000	4,832,322
Series GMTN, SOFR + 0.73%, 4.98%, 8/13/2027 (a) (c)	4,000,000	4,006,280
Series MTN, SOFR + 0.50%, 4.83%, 1/12/2026 (a)	270,000	270,068
Series MTN, SOFR + 0.55%, 4.79%, 5/21/2026 (a)	6,200,000	6,203,596
Series MTN, SOFR + 0.62%, 4.81%, 12/11/2026 (a)	5,754,000	5,758,661
Series MTN, SOFR + 0.75%, 5.08%, 1/15/2027 (a)	4,500,000	4,508,595
Security Description	Principal Amount	Value
BMW U.S. Capital LLC:
SOFR + 0.55%, 4.90%, 4/2/2026 (a) (b)	$5,910,000	$5,907,340
SOFR + 0.71%, 4.98%, 8/11/2027 (a) (b)	4,600,000	4,615,502
SOFR + 0.78%, 4.94%, 3/19/2027 (a) (b)	6,660,000	6,686,906
SOFR + 0.80%, 5.06%, 8/13/2026 (a) (b)	6,800,000	6,811,968
SOFR + 0.92%, 5.07%, 3/21/2028 (a) (b)	6,560,000	6,594,374
SOFR + 0.92%, 5.18%, 8/13/2027 (a) (b)	2,730,000	2,743,650
Daimler Truck Finance North America LLC:
SOFR + 0.84%, 5.17%, 1/13/2028 (a) (b)	2,625,000	2,623,661
SOFR + 0.96%, 5.11%, 9/25/2027 (a) (b)	3,400,000	3,406,970
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.73%, 11/5/2026 (a)	3,399,000	3,388,259
SOFR + 2.03%, 6.18%, 3/20/2028 (a)	3,400,000	3,401,972
General Motors Financial Co., Inc.:
SOFR + 1.04%, 5.27%, 2/26/2027 (a)	3,136,000	3,137,537
SOFR + 1.05%, 5.38%, 7/15/2027 (a)	3,683,000	3,684,584
SOFR + 1.17%, 5.52%, 4/4/2028 (a)	3,203,000	3,204,890
SOFR + 1.29%, 5.63%, 1/7/2030 (a)	2,012,000	2,000,974
SOFR + 1.35%, 5.62%, 5/8/2027 (a)	3,590,000	3,607,986
Hyundai Capital America:
SOFR + 0.92%, 5.26%, 1/7/2028 (a) (b)	3,950,000	3,950,158
SOFR + 0.99%, 5.14%, 3/25/2027 (a) (b) (c)	4,100,000	4,112,587
SOFR + 1.03%, 5.18%, 9/24/2027 (a) (b)	5,550,000	5,568,981
SOFR + 1.04%, 5.19%, 6/24/2027 (a) (b)	7,390,000	7,412,539
SOFR + 1.04%, 5.20%, 3/19/2027 (a) (b)	5,282,000	5,300,487
SOFR + 1.07%, 5.23%, 9/18/2028 (a) (b)	3,000,000	3,010,620
SOFR + 1.12%, 5.27%, 6/23/2027 (a) (b)	2,500,000	2,513,550
SOFR + 1.30%, 5.46%, 9/18/2030 (a) (b)	3,000,000	3,018,150
SOFR + 1.35%, 5.50%, 3/27/2030 (a) (b)	4,775,000	4,815,635
SOFR + 1.50%, 5.84%, 1/8/2027 (a) (b)	4,273,001	4,311,971

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mercedes-Benz Finance North America LLC:
SOFR + 0.63%, 4.93%, 7/31/2026 (a) (b)	$6,377,000	$6,385,290
SOFR + 0.67%, 5.02%, 1/9/2026 (a) (b) (c)	6,040,000	6,044,651
SOFR + 0.78%, 4.93%, 4/1/2027 (a) (b)	6,000,000	6,021,000
SOFR + 0.85%, 5.10%, 11/15/2027 (a) (b)	5,300,000	5,332,701
SOFR + 0.93%, 5.08%, 3/31/2028 (a) (b)	4,525,000	4,541,652
Toyota Motor Credit Corp.:
SOFR + 0.45%, 4.70%, 5/15/2026 (a) (c)	6,498,000	6,503,263
SOFR + 0.47%, 4.81%, 1/8/2027 (a)	3,300,000	3,304,191
SOFR + 0.71%, 4.96%, 5/14/2027 (a)	4,500,000	4,519,530
SOFR + 0.72%, 4.92%, 9/5/2028 (a)	5,000,000	5,029,100
SOFR + 0.77%, 5.04%, 8/7/2026 (a)	11,218,000	11,259,619
SOFR + 0.89%, 5.14%, 5/18/2026 (a)	2,886,000	2,895,812
Series MTN, SOFR + 0.65%, 4.81%, 3/19/2027 (a)	10,491,000	10,520,375
Series MTN, SOFR + 0.65%, 5.00%, 1/5/2026 (a)	2,991,000	2,994,529
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 4.98%, 3/20/2026 (a) (b)	6,237,000	6,242,676
SOFR + 1.06%, 5.21%, 3/25/2027 (a) (b)	2,650,000	2,659,249
SOFR + 1.06%, 5.31%, 8/14/2026 (a) (b)	3,900,000	3,911,895
		257,645,123
AUTO PARTS & EQUIPMENT — 0.1%
LG Energy Solution Ltd. SOFR + 1.70%, 6.07%, 4/2/2030 (a) (b)	3,000,000	3,047,880
BANKS — 42.7%
ABN AMRO Bank NV:
SOFR + 0.75%, 5.09%, 7/7/2028 (a) (b) (c)	5,950,000	5,966,481
SOFR + 1.00%, 5.21%, 12/3/2028 (a) (b)	5,160,000	5,177,080
SOFR + 1.78%, 5.94%, 9/18/2027 (a) (b)	5,815,000	5,874,836
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.67%, 12/16/2026 (a) (b)	3,670,000	3,675,248
Security Description	Principal Amount	Value
SOFR + 0.56%, 4.74%, 3/18/2026 (a) (b) (c)	$11,315,000	$11,328,465
SOFR + 0.62%, 4.80%, 6/18/2028 (a) (b)	7,200,000	7,229,448
SOFR + 0.65%, 4.83%, 9/30/2027 (a) (b)	4,650,000	4,668,786
SOFR + 0.68%, 5.00%, 7/16/2027 (a) (b) (c)	12,773,000	12,829,968
SOFR + 0.81%, 5.13%, 1/18/2027 (a) (b)	7,909,000	7,954,081
SOFR + 0.85%, 5.05%, 12/16/2029 (a) (b) (c)	7,800,000	7,883,538
Banco Santander SA:
SOFR + 1.12%, 5.45%, 7/15/2028 (a)	6,850,000	6,892,538
SOFR + 1.38%, 5.56%, 3/14/2028 (a)	3,925,000	3,957,735
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 5.06%, 9/15/2026 (a)	2,934,000	2,947,966
SOFR + 0.97%, 5.27%, 7/22/2027 (a)	3,805,000	3,816,415
SOFR + 1.11%, 5.38%, 5/9/2029 (a)	6,907,000	6,957,214
SOFR + 1.35%, 5.51%, 9/15/2027 (a)	4,757,000	4,793,914
Series FRN, SOFR + 0.83%, 5.13%, 1/24/2029 (a)	6,486,000	6,489,567
Series MTN, SOFR + 1.05%, 5.33%, 2/4/2028 (a)	4,265,000	4,291,869
Bank of America NA SOFR + 1.02%, 5.27%, 8/18/2026 (a)	5,407,000	5,435,008
Bank of Montreal:
SOFR + 0.75%, 4.90%, 9/22/2028 (a)	4,750,000	4,751,710
SOFR + 0.76%, 4.96%, 6/4/2027 (a)	3,911,000	3,925,040
SOFR + 0.86%, 5.16%, 1/27/2029 (a)	3,055,000	3,059,644
SOFR + 0.88%, 5.06%, 9/10/2027 (a)	6,440,000	6,460,479
SOFR + 1.16%, 5.34%, 12/11/2026 (a)	3,375,000	3,404,464
SOFR + 1.33%, 5.53%, 6/5/2026 (a)	2,396,000	2,412,748
Series MTN, SOFR + 0.62%, 4.80%, 9/15/2026 (a)	3,803,000	3,812,013
Bank of New York Mellon SOFR + 0.71%, 5.02%, 4/20/2027 (a)	4,586,000	4,594,117
Bank of New York Mellon Corp.:
SOFR + 0.68%, 4.87%, 6/9/2028 (a)	4,832,000	4,833,884

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.83%, 5.14%, 7/21/2028 (a)	$2,750,000	$2,761,028
Bank of New Zealand SOFR + 0.81%, 5.12%, 1/27/2027 (a) (b)	3,325,000	3,336,039
Bank of Nova Scotia:
SOFR + 0.55%, 4.76%, 3/2/2026 (a)	1,315,000	1,315,868
SOFR + 0.61%, 4.79%, 9/15/2026 (a)	3,094,000	3,100,745
SOFR + 0.89%, 5.14%, 2/14/2029 (a)	2,975,000	2,980,474
SOFR + 1.00%, 5.20%, 9/8/2028 (a)	6,144,000	6,172,140
Series GMTN, SOFR + 0.78%, 4.98%, 6/4/2027 (a)	3,606,000	3,620,424
Series GMTN, SOFR + 1.08%, 5.36%, 8/1/2029 (a) (c)	2,329,000	2,343,580
Series I, SOFR + 0.76%, 4.94%, 9/15/2028 (a) (c)	7,000,000	7,002,240
Banque Federative du Credit Mutuel SA:
SOFR + 0.99%, 5.31%, 10/16/2028 (a) (b) (c)	5,500,000	5,516,610
SOFR + 1.07%, 5.32%, 2/16/2028 (a) (b)	6,209,000	6,257,058
SOFR + 1.13%, 5.43%, 1/23/2027 (a) (b)	1,280,000	1,286,848
SOFR + 1.23%, 5.54%, 1/22/2030 (a) (b)	4,830,000	4,859,849
SOFR + 1.40%, 5.73%, 7/13/2026 (a) (b)	1,785,000	1,797,870
Barclays PLC:
SOFR + 1.08%, 5.35%, 11/11/2029 (a)	4,750,000	4,766,815
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	4,500,000	4,547,790
SOFR + 1.88%, 6.06%, 9/13/2027 (a)	2,800,000	2,830,520
BNP Paribas SA SOFR + 1.43%, 5.70%, 5/9/2029 (a) (b)	4,112,000	4,153,161
BPCE SA SOFR + 1.98%, 6.29%, 10/19/2027 (a) (b)	2,735,000	2,770,227
Canadian Imperial Bank of Commerce:
SOFR + 0.72%, 5.05%, 1/13/2028 (a)	3,825,000	3,827,601
SOFR + 0.80%, 5.00%, 9/8/2028 (a) (c)	7,000,000	7,007,490
SOFR + 0.93%, 5.11%, 9/11/2027 (a) (c)	4,500,000	4,515,525
SOFR + 0.94%, 5.09%, 6/28/2027 (a) (c)	5,019,000	5,058,198
Security Description	Principal Amount	Value
SOFR + 1.03%, 5.18%, 3/30/2029 (a)	$1,900,000	$1,909,519
SOFR + 1.22%, 5.57%, 10/2/2026 (a)	3,236,000	3,262,115
Citibank NA:
SOFR + 0.59%, 4.88%, 4/30/2026 (a)	7,925,000	7,927,694
SOFR + 0.71%, 4.96%, 11/19/2027 (a)	7,648,000	7,661,384
SOFR + 0.71%, 4.98%, 8/6/2026 (a)	9,385,000	9,408,650
SOFR + 0.78%, 4.99%, 5/29/2027 (a)	11,250,000	11,303,212
SOFR + 1.06%, 5.26%, 12/4/2026 (a)	4,600,000	4,630,360
SOFR + 1.12%, 5.33%, 5/29/2030 (a) (c)	4,191,000	4,245,441
Citigroup, Inc.:
SOFR + 0.77%, 4.96%, 6/9/2027 (a)	4,353,000	4,358,398
SOFR + 0.87%, 5.07%, 3/4/2029 (a) (c)	6,705,000	6,708,151
SOFR + 1.14%, 5.41%, 5/7/2028 (a)	6,513,000	6,554,748
SOFR + 1.28%, 5.51%, 2/24/2028 (a)	4,894,000	4,940,444
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.70%, 11/27/2026 (a) (b)	7,950,000	7,959,699
SOFR + 0.52%, 4.72%, 6/15/2026 (a) (b)	3,912,000	3,917,359
SOFR + 0.64%, 4.84%, 3/14/2028 (a) (b) (c)	9,001,000	9,043,305
SOFR + 0.75%, 4.95%, 3/13/2026 (a) (b)	3,991,000	3,999,301
SOFR + 0.78%, 4.96%, 10/1/2030 (a) (b) (d)	4,000,000	4,024,560
SOFR + 0.81%, 5.01%, 3/14/2030 (a) (b) (c)	13,500,000	13,605,570
SOFR + 0.97%, 5.17%, 3/14/2027 (a) (b)	2,235,000	2,252,210
Cooperatieve Rabobank UA:
SOFR + 0.59%, 4.81%, 5/27/2027 (a)	3,800,000	3,810,032
SOFR + 0.60%, 4.91%, 1/21/2028 (a)	2,550,000	2,554,335
SOFR + 0.62%, 4.84%, 8/28/2026 (a)	6,700,000	6,718,425
SOFR + 0.71%, 4.91%, 3/5/2027 (a)	7,030,000	7,061,635
SOFR + 0.71%, 5.04%, 1/9/2026 (a)	6,350,000	6,355,778
SOFR + 0.89%, 5.21%, 10/17/2029 (a) (c)	3,040,000	3,060,034
SOFR + 0.90%, 5.25%, 10/5/2026 (a)	4,225,000	4,248,407

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Credit Agricole SA:
SOFR + 0.87%, 5.05%, 3/11/2027 (a) (b)	$4,500,000	$4,515,840
SOFR + 1.13%, 5.46%, 1/9/2029 (a) (b) (c)	5,456,000	5,476,787
SOFR + 1.21%, 5.39%, 9/11/2028 (a) (b)	5,250,000	5,279,347
SOFR + 1.29%, 5.64%, 7/5/2026 (a) (b) (c)	5,100,000	5,132,589
DBS Group Holdings Ltd.:
SOFR + 0.60%, 4.79%, 3/21/2028 (a) (b)	9,215,000	9,243,198
SOFR + 0.65%, 4.84%, 3/21/2030 (a) (b)	5,125,000	5,136,582
Deutsche Bank AG:
SOFR + 1.21%, 5.54%, 1/10/2029 (a)	5,675,000	5,697,813
SOFR + 1.22%, 5.47%, 11/16/2027 (a)	1,600,000	1,607,072
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.93%, 1/27/2027 (a) (b) (c)	5,750,000	5,750,920
Fifth Third Bank NA SOFR + 0.81%, 5.11%, 1/28/2028 (a)	2,500,000	2,502,850
Goldman Sachs Bank USA:
SOFR + 0.75%, 4.99%, 5/21/2027 (a)	7,866,000	7,886,924
SOFR + 0.77%, 4.93%, 3/18/2027 (a)	7,616,000	7,632,298
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 4.98%, 12/9/2026 (a)	2,108,000	2,109,623
SOFR + 0.81%, 5.00%, 3/9/2027 (a)	4,022,000	4,027,430
SOFR + 0.82%, 5.00%, 9/10/2027 (a)	3,804,000	3,813,282
SOFR + 0.92%, 5.23%, 10/21/2027 (a)	2,155,000	2,162,068
SOFR + 1.12%, 5.35%, 2/24/2028 (a)	2,375,000	2,386,780
SOFR + 1.29%, 5.59%, 4/23/2028 (a)	4,308,000	4,344,747
SOFR + 1.85%, 6.03%, 3/15/2028 (a)	2,784,000	2,829,491
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 6.33%, 10/28/2027 (a)	8,915,000	9,048,547
HSBC Holdings PLC:
SOFR + 1.03%, 5.25%, 3/3/2029 (a)	7,150,000	7,171,521
SOFR + 1.04%, 5.29%, 11/19/2028 (a) (c)	5,038,000	5,056,137
SOFR + 1.57%, 5.84%, 8/14/2027 (a)	6,855,000	6,912,102
Security Description	Principal Amount	Value
HSBC USA, Inc.:
SOFR + 0.96%, 5.16%, 3/4/2027 (a)	$4,588,000	$4,613,372
SOFR + 0.97%, 5.18%, 6/3/2028 (a)	2,600,000	2,619,916
Huntington National Bank SOFR + 0.72%, 5.05%, 4/12/2028 (a) (c)	4,553,000	4,555,550
ING Groep NV:
SOFR + 1.01%, 5.16%, 4/1/2027 (a)	3,913,000	3,922,548
SOFR + 1.01%, 5.16%, 3/25/2029 (a) (c)	7,100,000	7,122,081
SOFR + 1.56%, 5.74%, 9/11/2027 (a)	4,330,000	4,369,879
JPMorgan Chase & Co.:
SOFR + 0.77%, 4.92%, 9/22/2027 (a)	4,933,000	4,946,270
SOFR + 0.86%, 5.17%, 10/22/2028 (a) (c)	5,421,000	5,438,022
SOFR + 0.89%, 5.19%, 4/22/2027 (a)	4,941,000	4,953,995
SOFR + 0.92%, 5.23%, 4/22/2028 (a)	8,233,000	8,276,553
SOFR + 0.93%, 5.24%, 7/22/2028 (a) (c)	6,762,000	6,803,654
SOFR + 1.18%, 5.41%, 2/24/2028 (a) (c)	6,668,000	6,722,611
SOFR + 1.20%, 5.50%, 1/23/2028 (a)	5,748,000	5,792,317
Series FRN, SOFR + 0.80%, 5.10%, 1/24/2029 (a)	8,400,000	8,405,796
JPMorgan Chase Bank NA SOFR + 1.00%, 5.20%, 12/8/2026 (a)	6,717,000	6,767,243
Lloyds Banking Group PLC:
SOFR + 1.06%, 5.24%, 6/13/2029 (a)	4,500,000	4,515,705
SOFR + 1.06%, 5.30%, 11/26/2028 (a)	6,700,000	6,733,366
SOFR + 1.56%, 5.84%, 8/7/2027 (a)	5,025,000	5,065,853
SOFR + 1.58%, 5.94%, 1/5/2028 (a)	2,725,000	2,755,357
Macquarie Bank Ltd.:
SOFR + 0.74%, 4.94%, 6/12/2028 (a) (b) (c)	8,850,000	8,895,843
SOFR + 0.92%, 5.27%, 7/2/2027 (a) (b)	8,085,000	8,136,744
SOFR + 1.20%, 5.42%, 12/7/2026 (a) (b)	3,307,000	3,332,927
SOFR + 1.24%, 5.44%, 6/15/2026 (a) (b)	2,564,000	2,576,461
Macquarie Group Ltd. SOFR + 0.92%, 5.10%, 9/23/2027 (a) (b)	4,559,000	4,570,853

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 1.38%, 5.70%, 4/12/2029 (a) (c)	$2,384,000	$2,418,115
Series MTN, SOFR + 1.02%, 5.34%, 4/13/2028 (a) (c)	11,870,000	11,926,026
Morgan Stanley Bank NA:
SOFR + 0.69%, 5.01%, 10/15/2027 (a)	10,075,000	10,093,336
SOFR + 0.87%, 5.08%, 5/26/2028 (a)	7,750,000	7,770,227
SOFR + 0.90%, 5.23%, 1/12/2029 (a)	5,550,000	5,570,535
SOFR + 0.94%, 5.26%, 7/14/2028 (a)	9,500,000	9,542,845
SOFR + 1.08%, 5.40%, 1/14/2028 (a)	5,370,000	5,399,857
SOFR + 1.17%, 5.46%, 10/30/2026 (a)	1,020,000	1,029,262
Morgan Stanley Private Bank NA SOFR + 0.77%, 5.10%, 7/6/2028 (a)	6,050,000	6,061,011
National Australia Bank Ltd.:
SOFR + 0.50%, 4.72%, 3/6/2028 (a) (b)	350,000	349,906
SOFR + 0.55%, 4.85%, 1/29/2026 (a) (b)	2,060,000	2,060,927
SOFR + 0.60%, 4.91%, 10/26/2027 (a) (b) (c)	8,550,000	8,576,676
SOFR + 0.62%, 4.83%, 6/11/2027 (a) (b)	10,900,000	10,934,553
SOFR + 0.65%, 4.85%, 6/13/2028 (a) (b)	7,000,000	7,040,250
SOFR + 0.65%, 4.86%, 12/10/2025 (a) (b)	2,390,000	2,391,793
SOFR + 0.65%, 4.98%, 1/12/2027 (a) (b)	4,680,000	4,695,772
SOFR + 0.79%, 5.12%, 1/14/2030 (a) (b) (c)	6,500,000	6,549,725
National Bank of Canada SOFR + 1.03%, 5.38%, 7/2/2027 (a)	3,250,000	3,257,443
National Securities Clearing Corp. SOFR + 0.57%, 4.81%, 5/20/2027 (a) (b)	3,750,000	3,764,213
NatWest Group PLC:
SOFR + 1.10%, 5.33%, 5/23/2029 (a)	2,800,000	2,811,480
SOFR + 1.25%, 5.47%, 3/1/2028 (a)	2,938,000	2,957,832
SOFR + 1.30%, 5.56%, 11/15/2028 (a) (c)	5,218,000	5,266,840
NatWest Markets PLC:
SOFR + 0.76%, 4.91%, 9/29/2026 (a) (b)	2,235,000	2,241,169
Security Description	Principal Amount	Value
SOFR + 0.90%, 5.15%, 5/17/2027 (a) (b)	$5,335,000	$5,362,955
SOFR + 0.95%, 5.10%, 3/21/2028 (a) (b) (c)	3,400,000	3,414,620
SOFR + 1.14%, 5.39%, 5/17/2029 (a) (b)	3,583,000	3,612,667
SOFR + 1.19%, 5.34%, 3/21/2030 (a) (b)	3,600,000	3,636,000
NongHyup Bank:
SOFR + 0.68%, 5.00%, 1/21/2029 (a)	1,500,000	1,502,475
SOFR + 0.80%, 5.12%, 7/22/2027 (a)	4,000,000	4,019,080
Nordea Bank Abp:
SOFR + 0.70%, 4.86%, 3/17/2028 (a) (b)	3,500,000	3,514,490
SOFR + 0.74%, 4.90%, 3/19/2027 (a) (b)	5,501,000	5,526,195
SOFR + 0.83%, 5.05%, 8/28/2030 (a) (b)	4,000,000	4,005,760
SOFR + 1.02%, 5.20%, 9/10/2029 (a) (b)	2,250,000	2,285,910
PNC Bank NA:
SOFR + 0.50%, 4.83%, 1/15/2027 (a) (c)	4,367,000	4,367,786
SOFR + 0.73%, 5.04%, 7/21/2028 (a)	3,000,000	3,003,570
Royal Bank of Canada:
SOFR + 0.88%, 5.15%, 8/6/2029 (a)	5,250,000	5,257,245
Series GMTN, SOFR + 0.53%, 4.84%, 1/20/2026 (a)	1,036,000	1,036,839
Series GMTN, SOFR + 0.57%, 4.87%, 4/27/2026 (a)	3,208,000	3,213,037
Series GMTN, SOFR + 0.59%, 4.87%, 11/2/2026 (a)	4,262,000	4,271,888
Series GMTN, SOFR + 0.71%, 5.02%, 1/21/2027 (a)	4,920,000	4,935,596
Series GMTN, SOFR + 0.72%, 5.03%, 10/18/2027 (a)	8,535,000	8,552,241
Series GMTN, SOFR + 0.79%, 5.09%, 7/23/2027 (a)	7,170,000	7,187,136
Series GMTN, SOFR + 0.82%, 4.97%, 3/27/2028 (a) (c)	7,370,000	7,393,437
Series GMTN, SOFR + 0.83%, 5.13%, 1/24/2029 (a) (c)	6,893,000	6,899,342
Series GMTN, SOFR + 0.86%, 5.17%, 10/18/2028 (a)	4,613,000	4,625,178

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.95%, 5.26%, 1/19/2027 (a)	$7,341,000	$7,390,185
Series GMTN, SOFR + 1.08%, 5.39%, 7/20/2026 (a)	4,071,000	4,095,955
Series MTN, SOFR + 0.46%, 4.74%, 8/3/2026 (a)	1,050,000	1,051,134
Santander Holdings USA, Inc. SOFR + 1.61%, 5.76%, 3/20/2029 (a) (c)	3,750,000	3,790,875
Santander U.K. Group Holdings PLC SOFR + 1.07%, 5.22%, 9/22/2029 (a)	4,500,000	4,503,285
Skandinaviska Enskilda Banken AB:
SOFR + 0.75%, 4.96%, 6/2/2028 (a) (b)	3,650,000	3,666,535
SOFR + 0.89%, 5.09%, 3/5/2027 (a) (b)	3,270,000	3,292,498
SOFR + 1.06%, 5.27%, 9/3/2030 (a) (b)	4,250,000	4,257,013
Societe Generale SA:
SOFR + 1.10%, 5.34%, 2/19/2027 (a) (b)	4,275,000	4,286,713
SOFR + 1.41%, 5.74%, 4/13/2029 (a) (b)	4,925,000	4,954,304
SOFR + 1.42%, 5.65%, 5/22/2029 (a) (b) (c)	3,550,000	3,575,525
SOFR + 1.66%, 5.97%, 1/19/2028 (a) (b)	3,764,000	3,798,027
Standard Chartered Bank Series MTN, SOFR + 0.65%, 4.99%, 10/8/2026 (a)	2,438,000	2,444,119
Standard Chartered PLC:
SOFR + 1.17%, 5.42%, 5/14/2028 (a) (b) (c)	4,450,000	4,474,875
SOFR + 1.24%, 5.55%, 1/21/2029 (a) (b)	4,900,000	4,933,124
SOFR + 1.93%, 6.28%, 7/6/2027 (a) (b) (c)	5,225,000	5,277,145
SOFR + 2.03%, 6.30%, 2/8/2028 (a) (b)	3,495,000	3,551,899
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 5.22%, 1/14/2027 (a)	3,929,000	3,947,309
SOFR + 1.05%, 5.39%, 4/15/2030 (a) (c)	7,075,000	7,093,536
SOFR + 1.17%, 5.52%, 7/9/2029 (a)	4,550,000	4,597,274
SOFR + 1.30%, 5.64%, 7/13/2026 (a)	3,850,000	3,877,682
SOFR + 1.43%, 5.77%, 1/13/2026 (a)	2,388,000	2,394,543
Security Description	Principal Amount	Value
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.75%, 4.97%, 9/11/2028 (a) (b) (c)	$7,000,000	$7,021,210
SOFR + 0.98%, 5.20%, 9/10/2027 (a) (b) (c)	6,836,000	6,903,676
SOFR + 0.99%, 5.20%, 3/13/2030 (a) (b) (c)	8,750,000	8,853,600
SOFR + 1.12%, 5.34%, 3/9/2026 (a) (b) (c)	4,610,000	4,626,688
SOFR + 1.15%, 5.36%, 9/14/2026 (a) (b)	4,550,000	4,584,170
Svenska Handelsbanken AB:
SOFR + 0.66%, 4.88%, 5/28/2027 (a) (b)	3,600,000	3,613,860
SOFR + 0.74%, 4.97%, 5/23/2028 (a) (b)	4,900,000	4,925,578
SOFR + 1.25%, 5.43%, 6/15/2026 (a) (b) (c)	4,791,000	4,822,621
Swedbank AB:
SOFR + 1.03%, 5.27%, 11/20/2029 (a) (b)	3,500,000	3,546,445
SOFR + 1.38%, 5.56%, 6/15/2026 (a) (b)	3,450,000	3,475,392
Toronto-Dominion Bank:
SOFR + 0.59%, 4.77%, 9/10/2026 (a)	3,067,000	3,074,085
SOFR + 0.62%, 4.78%, 12/17/2026 (a)	3,546,000	3,555,822
SOFR + 0.82%, 5.11%, 1/31/2028 (a)	4,950,000	4,971,532
SOFR + 1.03%, 5.19%, 12/17/2029 (a)	3,352,000	3,371,844
Series GMTN, SOFR + 0.73%, 5.07%, 4/5/2027 (a)	4,310,000	4,326,335
Series MTN, SOFR + 0.91%, 5.12%, 6/2/2028 (a)	2,950,000	2,964,957
Series MTN, SOFR + 1.08%, 5.40%, 7/17/2026 (a)	4,382,000	4,410,001
Truist Bank SOFR + 0.77%, 5.07%, 7/24/2028 (a)	5,000,000	5,002,650
U.S. Bank NA:
SOFR + 0.69%, 5.00%, 10/22/2027 (a)	4,950,000	4,955,346
SOFR + 0.91%, 5.16%, 5/15/2028 (a)	4,000,000	4,017,400
UBS Group AG SOFR + 0.84%, 4.99%, 12/23/2029 (a) (b)	6,500,000	6,499,285
United Overseas Bank Ltd. SOFR + 0.58%, 4.94%, 4/2/2028 (a) (b) (c)	11,500,000	11,539,100
Wells Fargo & Co.:
SOFR + 0.78%, 5.08%, 1/24/2028 (a)	6,488,000	6,499,484

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.88%, 5.06%, 9/15/2029 (a) (c)	$7,200,000	$7,205,112
SOFR + 1.37%, 5.67%, 4/23/2029 (a)	5,674,000	5,748,102
Series MTN, SOFR + 1.07%, 5.38%, 4/22/2028 (a)	9,412,000	9,466,684
Wells Fargo Bank NA:
SOFR + 0.71%, 5.04%, 1/15/2026 (a)	494,000	494,341
SOFR + 1.06%, 5.33%, 8/7/2026 (a)	4,482,000	4,506,382
SOFR + 1.07%, 5.25%, 12/11/2026 (a)	5,070,000	5,108,938
Westpac Banking Corp.:
SOFR + 0.42%, 4.74%, 4/16/2026 (a)	8,300,000	8,305,478
SOFR + 0.50%, 4.72%, 3/6/2028 (a) (b)	1,500,000	1,499,460
SOFR + 0.52%, 4.75%, 6/3/2026 (a)	4,167,000	4,172,125
SOFR + 0.72%, 4.98%, 11/17/2025 (a)	3,588,000	3,590,368
SOFR + 0.81%, 5.13%, 4/16/2029 (a)	6,650,000	6,707,389
SOFR + 0.82%, 5.00%, 7/1/2030 (a) (c)	7,000,000	7,061,110
Series GMTN, SOFR + 0.46%, 4.78%, 10/20/2026 (a)	9,049,000	9,059,135
		1,148,462,486
BEVERAGES — 0.5%
Keurig Dr. Pepper, Inc.:
SOFR + 0.58%, 4.83%, 11/15/2026 (a)	4,507,000	4,505,693
SOFR + 0.88%, 5.06%, 3/15/2027 (a)	3,661,000	3,667,882
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.82%, 2/16/2027 (a)	1,275,000	1,277,397
PepsiCo, Inc. SOFR + 0.40%, 4.66%, 2/13/2026 (a)	4,893,000	4,895,985
		14,346,957
COMMERCIAL SERVICES — 0.2%
PayPal Holdings, Inc. SOFR + 0.67%, 4.87%, 3/6/2028 (a)	4,054,000	4,062,959
DISTRIBUTION & WHOLESALE — 0.2%
Mitsubishi Corp. SOFR + 0.70%, 4.94%, 9/9/2028 (a) (b)	4,250,000	4,255,653
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
SOFR + 0.65%, 4.93%, 11/4/2026 (a) (c)	$5,343,000	$5,357,853
SOFR + 0.75%, 5.05%, 4/23/2027 (a)	2,768,000	2,772,789
SOFR + 0.76%, 5.02%, 2/13/2026 (a)	3,053,000	3,056,633
SOFR + 0.81%, 5.12%, 7/20/2029 (a)	4,417,000	4,419,562
SOFR + 0.93%, 5.23%, 7/26/2028 (a) (c)	4,900,000	4,923,373
SOFR + 0.97%, 5.27%, 7/28/2027 (a)	2,904,000	2,908,037
SOFR + 1.00%, 5.25%, 2/16/2028 (a)	2,391,000	2,404,581
SOFR + 1.26%, 5.56%, 4/25/2029 (a)	4,350,000	4,405,941
SOFR + 1.35%, 5.64%, 10/30/2026 (a)	3,095,000	3,097,569
Charles Schwab Corp.:
SOFR + 0.52%, 4.78%, 5/13/2026 (a) (c)	4,531,000	4,535,304
SOFR + 1.05%, 5.26%, 3/3/2027 (a)	4,942,000	4,983,117
Mastercard, Inc. SOFR + 0.44%, 4.62%, 3/15/2028 (a)	2,700,000	2,701,404
Nomura Holdings, Inc. SOFR + 1.25%, 5.61%, 7/2/2027 (a) (c)	4,500,000	4,535,100
Stellantis Financial Services U.S. Corp. SOFR + 1.69%, 5.87%, 9/15/2028 (a) (b)	4,000,000	4,013,200
		54,114,463
ELECTRIC — 0.9%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.77%, 11/18/2027 (a)	2,952,000	2,954,421
Georgia Power Co. SOFR + 0.28%, 4.46%, 9/15/2026 (a)	3,253,000	3,250,040
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 4.99%, 9/16/2027 (a)	3,000,000	3,015,540
Series GMTN, SOFR + 0.80%, 5.08%, 2/5/2027 (a)	2,723,000	2,736,315
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.76%, 5.05%, 1/29/2026 (a) (c)	5,554,000	5,562,331

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.80%, 5.08%, 2/4/2028 (a) (c)	$4,791,000	$4,829,855
Pinnacle West Capital Corp. SOFR + 0.82%, 5.00%, 6/10/2026 (a)	2,808,000	2,814,992
		25,163,494
HEALTH CARE SERVICES — 0.4%
HCA, Inc. SOFR + 0.87%, 5.09%, 3/1/2028 (a)	3,153,000	3,170,152
Roche Holdings, Inc. SOFR + 0.74%, 5.00%, 11/13/2026 (a) (b)	2,775,000	2,788,126
UnitedHealth Group, Inc. SOFR + 0.50%, 4.83%, 7/15/2026 (a)	4,370,000	4,374,938
		10,333,216
INSURANCE — 6.0%
Athene Global Funding:
SOFR + 0.75%, 5.07%, 7/16/2026 (a) (b)	4,750,000	4,760,545
SOFR + 0.83%, 5.17%, 1/7/2027 (a) (b)	3,440,000	3,444,678
SOFR + 0.85%, 5.12%, 5/8/2026 (a) (b)	2,945,000	2,951,774
SOFR + 0.95%, 5.15%, 3/6/2028 (a) (b) (c)	5,350,000	5,360,432
SOFR + 1.00%, 5.16%, 9/18/2028 (a) (b)	4,000,000	4,004,440
SOFR + 1.03%, 5.25%, 8/27/2026 (a) (b)	3,425,000	3,441,714
SOFR + 1.21%, 5.36%, 3/25/2027 (a) (b)	3,620,000	3,644,037
Corebridge Global Funding:
SOFR + 0.75%, 5.09%, 1/7/2028 (a) (b)	2,935,000	2,934,618
SOFR + 1.30%, 5.45%, 9/25/2026 (a) (b)	3,719,000	3,744,921
Equitable America Global Funding SOFR + 0.71%, 4.89%, 9/15/2027 (a) (b)	4,000,000	4,004,880
F&G Global Funding SOFR + 1.33%, 5.52%, 9/8/2028 (a) (b)	3,750,000	3,776,737
Jackson National Life Global Funding:
SOFR + 0.89%, 5.08%, 6/9/2027 (a) (b)	2,850,000	2,859,719
SOFR + 0.95%, 5.13%, 9/12/2028 (a) (b)	5,000,000	5,019,350
SOFR + 0.97%, 5.30%, 1/14/2028 (a) (b)	3,300,000	3,313,761
Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 4.97%, 11/8/2027 (a)	$3,081,000	$3,090,489
MassMutual Global Funding II:
SOFR + 0.74%, 5.07%, 4/9/2027 (a) (b)	3,094,000	3,105,943
SOFR + 0.77%, 5.06%, 1/29/2027 (a) (b)	2,804,000	2,815,020
SOFR + 0.98%, 5.31%, 7/10/2026 (a) (b)	5,100,000	5,127,234
Metropolitan Life Global Funding I:
SOFR + 0.70%, 4.88%, 6/11/2027 (a) (b)	5,520,000	5,538,989
SOFR + 0.70%, 4.93%, 8/25/2028 (a) (b)	4,150,000	4,158,632
New York Life Global Funding:
SOFR + 0.41%, 4.69%, 2/5/2027 (a) (b)	3,301,000	3,303,014
SOFR + 0.48%, 4.67%, 6/9/2026 (a) (b)	7,190,000	7,198,628
SOFR + 0.58%, 4.80%, 8/28/2026 (a) (b)	750,000	751,973
SOFR + 0.58%, 4.90%, 1/16/2026 (a) (b)	5,205,000	5,209,580
SOFR + 0.66%, 4.96%, 7/25/2028 (a) (b)	4,000,000	4,006,880
SOFR + 0.67%, 5.02%, 4/2/2027 (a) (b) (c)	7,529,000	7,555,502
SOFR + 0.88%, 5.18%, 4/25/2028 (a) (b)	6,310,000	6,356,126
SOFR + 0.93%, 5.28%, 4/2/2026 (a) (b)	4,684,000	4,699,785
Northwestern Mutual Global Funding SOFR + 0.66%, 4.89%, 8/25/2028 (a) (b)	3,000,000	3,006,000
Pacific Life Global Funding II:
SOFR + 0.48%, 4.76%, 2/4/2027 (a) (b)	5,399,000	5,404,453
SOFR + 0.58%, 4.73%, 12/20/2027 (a) (b)	3,500,000	3,502,870
SOFR + 0.60%, 4.90%, 1/27/2028 (a) (b)	2,500,000	2,504,175
SOFR + 0.62%, 4.82%, 6/4/2026 (a) (b)	3,536,000	3,541,587
SOFR + 0.75%, 5.08%, 7/10/2028 (a) (b)	1,550,000	1,555,456
SOFR + 0.85%, 5.13%, 2/5/2027 (a) (b)	6,175,000	6,212,173
SOFR + 1.05%, 5.35%, 7/28/2026 (a) (b)	5,185,000	5,216,940
Principal Life Global Funding II SOFR + 0.81%, 5.06%, 8/18/2028 (a) (b)	3,920,000	3,925,880

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Protective Life Global Funding:
SOFR + 0.70%, 5.03%, 4/10/2026 (a) (b)	$1,975,000	$1,977,173
SOFR + 0.85%, 5.03%, 9/11/2028 (a) (b)	8,000,000	8,019,120
		161,045,228
INVESTMENT COMPANY SECURITIES — 0.3%
Temasek Financial I Ltd. SOFR + 0.38%, 4.65%, 8/20/2027 (a) (b)	7,000,000	7,005,250
IT SERVICES — 0.1%
Hewlett Packard Enterprise Co. SOFR + 0.96%, 5.14%, 9/15/2028 (a)	4,000,000	4,011,160
MACHINERY, CONSTRUCTION & MINING — 1.3%
Caterpillar Financial Services Corp.:
SOFR + 0.38%, 4.72%, 1/7/2027 (a)	3,020,000	3,019,849
SOFR + 0.52%, 4.73%, 3/3/2028 (a)	4,914,000	4,917,391
SOFR + 0.56%, 4.81%, 11/15/2027 (a)	5,000,000	5,005,450
SOFR + 0.64%, 4.89%, 8/15/2028 (a)	8,580,000	8,611,145
SOFR + 0.69%, 5.01%, 10/16/2026 (a)	4,709,000	4,730,191
Series MTN, SOFR + 0.46%, 4.68%, 2/27/2026 (a)	4,443,000	4,446,332
Series MTN, SOFR + 0.52%, 4.77%, 5/14/2027 (a)	4,041,000	4,045,041
		34,775,399
MACHINERY-DIVERSIFIED — 1.3%
John Deere Capital Corp.:
SOFR + 0.40%, 4.76%, 1/5/2027 (a) (c)	4,300,000	4,303,225
SOFR + 0.50%, 4.71%, 3/6/2028 (a) (c)	5,477,000	5,479,355
SOFR + 0.68%, 5.01%, 7/15/2027 (a)	2,780,000	2,786,061
Series MTN, SOFR + 0.44%, 4.65%, 3/6/2026 (a) (c)	7,631,000	7,637,715
Series MTN, SOFR + 0.57%, 4.79%, 3/3/2026 (a)	3,120,000	3,123,900
Series MTN, SOFR + 0.58%, 4.78%, 9/11/2028 (a)	3,000,000	3,002,190
Series MTN, SOFR + 0.60%, 4.80%, 6/11/2027 (a)	3,002,000	3,012,507
Series MTN, SOFR + 0.60%, 4.92%, 4/19/2027 (a)	3,949,000	3,961,834
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.79%, 5.00%, 6/8/2026 (a)	$2,655,000	$2,664,266
		35,971,053
MINING — 0.5%
Glencore Funding LLC:
SOFR + 0.75%, 4.90%, 10/1/2026 (a) (b) (c)	4,750,000	4,754,085
SOFR + 1.06%, 5.41%, 4/4/2027 (a) (b)	3,378,000	3,395,126
Rio Tinto Finance USA PLC SOFR + 0.84%, 5.02%, 3/14/2028 (a)	4,409,000	4,439,863
		12,589,074
MISCELLANEOUS MANUFACTURER — 0.2%
Siemens Funding BV SOFR + 0.64%, 4.87%, 5/26/2028 (a) (b)	4,600,000	4,611,086
MULTI-NATIONAL — 3.9%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 4.55%, 2/16/2029 (a)	17,914,000	17,899,490
Series GMTN, SOFR + 0.33%, 4.58%, 2/20/2028 (a)	30,940,000	30,971,249
Inter-American Development Bank SOFR + 0.30%, 4.56%, 2/15/2029 (a)	19,150,000	19,135,254
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.52%, 2/23/2027 (a)	14,575,000	14,592,053
SOFR + 0.29%, 4.53%, 11/22/2028 (a)	20,926,000	20,929,976
		103,528,022
OIL & GAS — 0.7%
Chevron USA, Inc.:
SOFR + 0.36%, 4.59%, 2/26/2027 (a)	5,311,000	5,319,604
SOFR + 0.47%, 4.70%, 2/26/2028 (a)	4,678,000	4,682,818
SOFR + 0.57%, 4.83%, 8/13/2028 (a)	3,750,000	3,761,138
SOFR + 0.82%, 5.12%, 10/15/2030 (a)	4,000,000	4,001,800
		17,765,360
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.73%, 2/20/2026 (a)	4,725,000	4,730,481

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. SOFR + 0.53%, 4.75%, 10/15/2028 (a) (c)	$6,500,000	$6,513,845
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.68%, 3/12/2027 (a)	5,733,000	5,745,498
Merck & Co., Inc. SOFR + 0.46%, 4.65%, 9/15/2027 (a) (c)	4,275,000	4,287,355
		21,277,179
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Public Storage Operating Co. SOFR + 0.70%, 5.02%, 4/16/2027 (a)	6,326,000	6,345,611
RETAIL — 0.4%
Home Depot, Inc. SOFR + 0.33%, 4.49%, 12/24/2025 (a)	4,790,000	4,791,437
Walmart, Inc. SOFR + 0.43%, 4.73%, 4/28/2027 (a)	6,943,000	6,963,968
		11,755,405
SAVINGS & LOANS — 0.3%
Nationwide Building Society:
SOFR + 1.01%, 5.16%, 9/30/2030 (a) (b)	3,000,000	3,002,400
SOFR + 1.07%, 5.40%, 7/14/2029 (a) (b)	2,950,000	2,954,042
SOFR + 1.29%, 5.54%, 2/16/2028 (a) (b)	2,986,000	3,007,678
		8,964,120
SOFTWARE — 0.2%
Oracle Corp. SOFR + 0.76%, 5.04%, 8/3/2028 (a) (c)	4,781,000	4,804,284
TELECOMMUNICATIONS — 0.3%
NTT Finance Corp.:
SOFR + 1.08%, 5.41%, 7/16/2028 (a) (b) (c)	3,200,000	3,232,800
SOFR + 1.31%, 5.64%, 7/16/2030 (a) (b)	6,000,000	6,111,420
		9,344,220
TOTAL CORPORATE BONDS & NOTES (Cost $1,976,098,194)		1,981,364,819
FOREIGN GOVERNMENT OBLIGATIONS — 24.4%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 4.46%, 6/20/2028 (a)	15,870,000	15,876,665
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.00%, 5.18%, 6/16/2026 (a)	$13,360,000	$13,439,091
Series GMTN, SOFR + 1.00%, 5.23%, 8/27/2026 (a)	14,150,000	14,257,823
Series GMTN, SOFR + 1.00%, 5.36%, 4/6/2027 (a)	14,900,000	15,072,691
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.55%, 4/15/2026 (a) (b) (c)	7,500,000	7,501,350
SOFR + 0.62%, 4.88%, 8/16/2027 (a) (b) (c)	5,500,000	5,536,740
BNG Bank NV SOFR + 1.00%, 5.29%, 8/5/2026 (a) (b)	5,000,000	5,032,273
CPPIB Capital, Inc. SOFR + 1.25%, 5.45%, 3/11/2026 (a) (b)	17,300,000	17,378,966
European Bank for Reconstruction & Development:
SOFR + 0.42%, 4.74%, 7/22/2030 (a) (c)	10,000,000	10,012,700
Series GMTN, SOFR + 0.19%, 4.52%, 4/14/2026 (a) (c)	27,580,000	27,581,655
European Investment Bank:
SOFR + 0.32%, 4.59%, 8/14/2029 (a)	12,325,000	12,322,165
SOFR + 1.00%, 5.24%, 5/21/2028 (a) (b) (c)	9,400,000	9,576,532
SOFR + 1.00%, 5.31%, 1/21/2026 (a) (b)	10,950,000	10,978,361
Export Development Canada SOFR + 0.33%, 4.62%, 8/1/2028 (a)	9,750,000	9,758,958
Export-Import Bank of Korea:
SOFR + 0.46%, 4.65%, 9/22/2028 (a)	4,500,000	4,505,223
SOFR + 0.47%, 4.81%, 1/14/2028 (a)	3,850,000	3,851,804
SOFR + 0.82%, 5.04%, 9/11/2029 (a)	4,500,000	4,552,469
Industrial Bank of Korea:
SOFR + 0.58%, 4.76%, 6/24/2028 (a)	4,000,000	4,011,859
SOFR + 0.62%, 4.80%, 9/30/2027 (a) (b)	3,000,000	3,010,157
SOFR + 0.62%, 4.80%, 9/30/2027 (a)	125,000	125,423
Inter-American Development Bank:
SOFR + 0.17%, 4.35%, 9/16/2026 (a)	18,894,000	18,893,433

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.28%, 4.61%, 4/12/2027 (a)	$15,425,000	$15,429,011
SOFR + 0.35%, 4.71%, 10/4/2027 (a)	18,679,000	18,716,358
SOFR + 0.35%, 4.71%, 10/5/2028 (a)	20,450,000	20,473,108
SOFR + 0.39%, 4.57%, 3/13/2030 (a)	11,975,000	11,980,988
Series GMTN, SOFR + 0.20%, 4.47%, 2/10/2026 (a)	16,120,000	16,122,418
Series GMTN, SOFR + 0.27%, 4.43%, 3/20/2028 (a)	20,268,000	20,266,176
Series GMTN, SOFR + 0.37%, 4.66%, 8/1/2029 (a)	19,200,000	19,219,776
International Bank for Reconstruction & Development:
SOFR + 0.18%, 4.36%, 6/15/2026 (a)	10,260,000	10,262,155
SOFR + 0.27%, 4.45%, 6/15/2027 (a)	18,400,000	18,422,080
SOFR + 0.30%, 4.56%, 5/15/2028 (a)	15,474,000	15,493,342
SOFR + 0.30%, 4.61%, 1/24/2029 (a)	14,100,000	14,099,295
SOFR + 0.31%, 4.47%, 9/23/2026 (a)	20,800,000	20,833,488
SOFR + 0.37%, 4.70%, 1/12/2027 (a)	22,471,000	22,507,628
SOFR + 0.43%, 4.68%, 8/19/2027 (a)	29,666,000	29,776,951
Series GMTN, SOFR + 0.28%, 4.54%, 11/18/2027 (a)	8,950,000	8,960,149
International Finance Corp.:
SOFR + 0.28%, 4.46%, 3/16/2026 (a)	14,239,000	14,248,540
SOFR + 0.31%, 4.54%, 8/28/2028 (a)	20,683,000	20,712,370
SOFR + 0.36%, 4.59%, 8/28/2029 (a) (c)	10,430,000	10,441,995
Series GMTN, SOFR + 0.27%, 4.57%, 7/30/2027 (a)	5,550,000	5,554,773
Kommunalbanken AS:
SOFR + 0.40%, 4.62%, 3/3/2028 (a) (b)	16,850,000	16,881,506
SOFR + 0.41%, 4.76%, 4/9/2029 (a) (b)	16,400,000	16,406,992
SOFR + 1.00%, 5.18%, 6/17/2026 (a) (b)	18,300,000	18,397,189
Korea Development Bank:
SOFR + 0.70%, 5.02%, 10/23/2026 (a)	2,850,000	2,859,055
Security Description	Principal Amount	Value
SOFR + 0.76%, 5.06%, 2/3/2030 (a)	$8,500,000	$8,563,424
Korea Gas Corp. SOFR + 0.65%, 4.99%, 7/10/2028 (a)	2,500,000	2,506,590
Korea Housing Finance Corp. SOFR + 0.90%, 5.22%, 1/21/2030 (a)	3,200,000	3,228,834
Korea National Oil Corp.:
SOFR + 0.67%, 4.85%, 9/29/2028 (a)	3,500,000	3,503,500
SOFR + 0.77%, 4.95%, 3/31/2028 (a)	3,450,000	3,461,629
SOFR + 0.83%, 5.19%, 4/3/2027 (a)	8,125,000	8,153,000
SOFR + 0.90%, 5.08%, 9/30/2027 (a)	1,972,000	1,983,480
SOFR + 1.08%, 5.36%, 11/14/2026 (a)	1,250,000	1,256,934
Kuntarahoitus OYJ SOFR + 1.00%, 5.29%, 2/2/2029 (a) (b)	3,000,000	3,055,153
Nordic Investment Bank:
SOFR + 0.29%, 4.65%, 10/4/2027 (a) (b) (c)	6,300,000	6,304,914
SOFR + 1.00%, 5.27%, 5/12/2026 (a)	12,350,000	12,413,232
Svensk Exportkredit AB:
Series GMTN, SOFR + 1.00%, 5.29%, 8/3/2026 (a)	14,590,000	14,678,048
Series GMTN, SOFR + 1.00%, 5.29%, 5/5/2027 (a)	6,500,000	6,567,905
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $656,482,128)		657,018,324
Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	25,166,249	25,166,249

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	98,735,950	$98,735,950
TOTAL SHORT-TERM INVESTMENTS (Cost $123,902,199)		123,902,199
TOTAL INVESTMENTS — 102.7% (Cost $2,756,482,521)		2,762,285,342
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(73,339,594)
NET ASSETS — 100.0%		$2,688,945,748
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.4% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,981,364,819	$—	$1,981,364,819
Foreign Government Obligations	—	657,018,324	—	657,018,324
Short-Term Investments	123,902,199	—	—	123,902,199
TOTAL INVESTMENTS	$123,902,199	$2,638,383,143	$—	$2,762,285,342

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,460,322	$18,460,322	$156,806,148	$150,100,221	$—	$—	25,166,249	$25,166,249	$303,804
State Street Navigator Securities Lending Portfolio II	101,825,885	101,825,885	203,376,340	206,466,275	—	—	98,735,950	98,735,950	42,981
Total		$120,286,207	$360,182,488	$356,566,496	$—	$—		$123,902,199	$346,785
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 1.3%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,401,000	$3,797,051
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	805,000	833,151
7.50%, 6/1/2029 (a) (b)	6,723,000	6,531,596
7.75%, 4/15/2028 (a) (b)	5,459,000	5,451,303
7.88%, 4/1/2030 (a)	4,125,000	4,331,869
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	3,471,000	3,201,824
Lamar Media Corp.:
3.75%, 2/15/2028	3,247,000	3,162,188
4.00%, 2/15/2030	1,590,000	1,521,010
4.88%, 1/15/2029	2,567,000	2,545,155
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	16,703,000	16,397,669
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,908,000	3,755,119
4.63%, 3/15/2030 (a) (b)	280,000	269,307
5.00%, 8/15/2027 (a)	5,010,000	4,982,946
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,817,000	5,655,927
		62,436,115
AEROSPACE & DEFENSE — 1.4%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	5,323,000	5,489,663
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	7,764,000	7,781,003
7.50%, 2/1/2029 (a)	3,562,000	3,712,637
8.75%, 11/15/2030 (a)	2,200,000	2,375,802
Moog, Inc. 4.25%, 12/15/2027 (a)	5,050,000	4,973,795
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	1,320,000	1,318,944
9.38%, 11/30/2029 (a)	7,691,000	8,103,084
TransDigm, Inc.:
4.63%, 1/15/2029	4,747,000	4,650,114
4.88%, 5/1/2029	1,230,000	1,211,661
6.38%, 3/1/2029 (a)	16,367,000	16,741,477
6.75%, 8/15/2028 (a)	13,869,000	14,149,708
		70,507,888
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,609,500	5,596,149
6.00%, 6/15/2030 (a)	3,656,000	3,698,117
		9,294,266
Security Description	Principal Amount	Value
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	$8,855,642	$8,773,993
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	3,884,000	3,932,472
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	4,995,000	5,113,881
8.50%, 5/15/2029 (a) (b)	5,708,000	5,954,529
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	5,201,390	5,203,991
5.75%, 4/20/2029 (a)	17,793,000	17,864,350
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	5,823,000	5,825,155
9.63%, 2/14/2030 (a)	6,473,000	6,408,917
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,941,000	4,168,475
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	5,550,000	5,411,083
7.88%, 5/1/2027 (a) (b)	3,433,000	3,488,031
9.50%, 6/1/2028 (a) (b)	479,000	498,768
		72,643,645
APPAREL — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	470,000	450,265
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	1,822,000	1,729,151
Under Armour, Inc.:
3.25%, 6/15/2026	5,118,000	5,059,962
7.25%, 7/15/2030 (a)	1,000,000	1,002,040
VF Corp.:
2.80%, 4/23/2027	1,995,000	1,937,005
2.95%, 4/23/2030	4,836,000	4,255,825
William Carter Co. 5.63%, 3/15/2027 (a) (b)	4,233,000	4,234,524
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	2,672,000	2,443,250
		21,112,022
AUTO MANUFACTURERS — 1.5%
Allison Transmission, Inc.:
4.75%, 10/1/2027 (a)	465,000	461,745
5.88%, 6/1/2029 (a)	1,080,000	1,089,677
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	6,786,000	6,639,694
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,814,000	2,776,405
5.50%, 7/15/2029 (a)	1,297,000	1,297,726
5.88%, 1/15/2028 (a)	2,570,000	2,568,664
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	3,561,000	3,810,947

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	$4,225,000	$4,076,998
2.00%, 3/9/2026 (a)	7,347,000	7,234,003
2.45%, 9/15/2028 (a)	3,808,000	3,495,592
2.75%, 3/9/2028 (a)	4,813,000	4,512,188
5.30%, 9/13/2027 (a)	1,549,000	1,547,776
5.63%, 9/29/2028 (a) (b)	3,400,000	3,402,380
6.13%, 9/30/2030 (a)	3,466,000	3,467,629
7.05%, 9/15/2028 (a)	1,640,000	1,707,978
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	13,502,000	13,252,888
4.81%, 9/17/2030 (a)	2,547,000	2,398,866
7.50%, 7/17/2030 (a)	7,156,000	7,513,442
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,985,000	2,593,159
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,513,000	2,330,908
		76,178,665
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	3,763,000	3,858,016
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	4,923,000	4,677,490
6.50%, 4/1/2027 (b)	2,957,000	2,958,183
6.88%, 7/1/2028	1,918,000	1,918,230
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	6,555,000	6,702,291
6.75%, 2/15/2030 (a)	4,177,000	4,318,350
Dana, Inc.:
5.38%, 11/15/2027	1,584,000	1,583,129
5.63%, 6/15/2028	4,140,000	4,139,503
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	3,602,000	3,099,701
Forvia SE 8.00%, 6/15/2030 (a) (b)	2,682,000	2,840,399
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,792,000	3,769,324
5.00%, 7/15/2029 (b)	3,438,000	3,322,724
6.63%, 7/15/2030 (b)	2,728,000	2,767,856
Phinia, Inc. 6.75%, 4/15/2029 (a)	3,489,000	3,599,322
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	3,034,000	2,086,057
Tenneco, Inc. 8.00%, 11/17/2028 (a)	10,803,000	10,817,260
Titan International, Inc. 7.00%, 4/30/2028 (b)	668,000	669,102
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	5,449,000	5,318,496
6.88%, 4/14/2028 (a)	1,867,000	1,890,132
7.13%, 4/14/2030 (a)	4,748,000	4,701,802
Security Description	Principal Amount	Value
7.50%, 3/24/2031 (a)	$5,501,000	$5,460,237
		80,497,604
BANKS — 0.2%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,936,000	2,943,810
12.00%, 10/1/2028 (a)	4,985,000	5,284,100
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a) (b)	4,225,000	4,233,576
		12,461,486
BEVERAGES — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	5,536,000	5,367,706
6.25%, 4/1/2029 (a)	3,084,000	3,087,978
		8,455,684
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,981,000	2,473,574
CHEMICALS — 3.1%
Avient Corp. 7.13%, 8/1/2030 (a)	3,463,000	3,554,319
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,337,000	2,216,294
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	131,000	130,390
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	700,000	677,516
6.50%, 4/15/2030 (b)	4,010,000	4,036,867
6.67%, 7/15/2027 (c)	8,477,000	8,693,842
6.83%, 7/15/2029 (c)	3,653,000	3,772,563
6.85%, 11/15/2028 (c)	6,061,000	6,288,591
Chemours Co.:
4.63%, 11/15/2029 (a)	3,304,000	2,985,957
5.38%, 5/15/2027 (b)	2,615,000	2,612,254
5.75%, 11/15/2028 (a)	5,541,000	5,408,903
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a) (b)	4,668,000	3,887,464
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	2,444,000	2,442,167
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,168,000	3,074,512
GPD Cos., Inc. 12.50%, 12/31/2029 (a)	880,764	669,583
Herens Holdco SARL 4.75%, 5/15/2028 (a)	3,471,000	3,034,279
Huntsman International LLC:
2.95%, 6/15/2031	556,000	469,470
4.50%, 5/1/2029	3,220,000	3,083,472

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$2,262,000	$2,269,238
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	4,738,000	4,647,788
7.50%, 4/15/2029 (a) (b)	3,453,000	3,383,422
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	4,172,000	4,147,469
Ingevity Corp. 3.88%, 11/1/2028 (a)	3,173,000	3,048,999
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	3,328,000	3,283,305
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,712,000	1,552,339
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	2,008,000	1,988,261
Methanex Corp.:
5.13%, 10/15/2027	4,936,000	4,940,985
5.25%, 12/15/2029 (b)	2,679,000	2,675,249
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	4,006,000	3,950,998
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	215,000	196,871
Olin Corp.:
5.00%, 2/1/2030 (b)	1,963,000	1,915,181
5.63%, 8/1/2029 (b)	4,866,000	4,878,846
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,205,000	5,005,701
6.25%, 10/1/2029 (a) (b)	236,000	229,026
9.75%, 11/15/2028 (a)	9,751,000	10,231,529
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,648,000	1,766,162
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	7,280,000	7,117,365
6.63%, 5/1/2029 (a) (b)	1,773,000	1,748,426
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	796,000	793,938
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,395,000	4,302,090
SNF Group SACA:
3.13%, 3/15/2027 (a) (b)	1,239,000	1,208,818
3.38%, 3/15/2030 (a)	1,253,000	1,162,433
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	5,342,000	3,487,471
9.13%, 9/30/2030 (a) (b)	2,200,000	2,155,406
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	4,505,000	2,569,066
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	6,422,700	6,384,357
5.63%, 8/15/2029 (a)	5,082,000	4,728,039
		152,807,221
Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	$788,000	$834,846
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	2,881,000	2,508,314
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	957,000	894,776
		4,237,936
COMMERCIAL SERVICES — 5.5%
ADT Security Corp. 4.13%, 8/1/2029 (a)	3,488,000	3,373,803
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	1,743,000	1,739,375
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	9,838,000	10,181,936
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	5,877,000	5,778,678
6.88%, 6/15/2030 (a)	5,746,000	5,909,014
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	10,612,000	10,409,894
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,762,000	3,515,476
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	1,920,000	1,812,307
4.63%, 10/1/2027 (a)	2,053,000	2,052,302
6.50%, 1/15/2031 (a) (d)	920,000	919,393
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	380,000	368,433
5.38%, 3/1/2029 (a) (b)	4,854,000	4,733,087
5.75%, 7/15/2027 (a)	1,963,000	1,956,195
8.25%, 1/15/2030 (a) (b)	4,110,000	4,262,275
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	6,396,000	6,478,572
Block, Inc.:
2.75%, 6/1/2026	8,193,000	8,081,329
5.63%, 8/15/2030 (a)	5,486,000	5,556,769
Brink's Co.:
4.63%, 10/15/2027 (a)	3,435,000	3,408,310
6.50%, 6/15/2029 (a)	1,633,000	1,681,876
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,144,000	2,026,766
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	2,485,000	2,397,702

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	$3,437,000	$3,247,965
CoreCivic, Inc. 8.25%, 4/15/2029	3,059,000	3,232,721
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	2,074,000	2,155,508
Deluxe Corp.:
8.00%, 6/1/2029 (a) (b)	2,605,000	2,599,686
8.13%, 9/15/2029 (a)	3,350,000	3,498,874
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	6,919,000	7,310,892
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	5,799,000	5,756,841
6.00%, 6/1/2029 (a) (b)	1,166,000	1,156,241
7.75%, 2/15/2028 (a)	629,000	645,964
GEO Group, Inc. 8.63%, 4/15/2029	3,038,000	3,217,546
Graham Holdings Co. 5.75%, 6/1/2026 (a)	3,054,000	3,052,962
Grand Canyon University 5.13%, 10/1/2028	3,551,000	3,491,805
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	7,103,000	7,086,805
6.63%, 6/15/2029 (a)	5,806,000	5,966,188
7.00%, 6/15/2030 (a)	8,054,000	8,366,656
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	3,128,000	3,078,390
5.00%, 12/1/2029 (a) (b)	4,217,000	3,360,907
12.63%, 7/15/2029 (a) (b)	8,358,000	8,858,310
Korn Ferry 4.63%, 12/15/2027 (a)	2,253,000	2,238,648
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,770,000	2,757,286
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	3,442,000	2,908,972
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	5,026,000	4,920,102
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,148,000	2,135,477
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,604,000	5,446,640
5.75%, 4/15/2026 (a)	2,158,000	2,166,934
6.25%, 1/15/2028 (a)	7,114,000	7,115,565
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,636,000	4,555,751
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	6,871,000	7,045,042
10.88%, 8/1/2029 (a)	3,366,000	3,358,662
Service Corp. International:
3.38%, 8/15/2030	3,387,000	3,140,833
4.63%, 12/15/2027	407,000	405,132
5.13%, 6/1/2029	4,814,000	4,817,899
Security Description	Principal Amount	Value
Sotheby's 7.38%, 10/15/2027 (a)	$4,394,000	$4,392,111
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,123,000	3,066,630
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,319,000	4,050,747
United Rentals North America, Inc.:
3.88%, 11/15/2027	6,721,000	6,619,042
4.00%, 7/15/2030	6,239,000	5,964,983
4.88%, 1/15/2028	9,794,000	9,769,221
5.25%, 1/15/2030	2,240,000	2,254,090
5.50%, 5/15/2027	2,402,000	2,400,030
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	4,066,000	4,016,964
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	2,420,000	2,597,386
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	92,000	91,482
VT Topco, Inc. 8.50%, 8/15/2030 (a)	850,000	868,182
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,534,000	2,490,694
6.63%, 6/15/2029 (a)	1,227,000	1,255,196
6.63%, 4/15/2030 (a)	2,315,000	2,382,112
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	4,466,000	3,596,827
		271,556,393
COMPUTERS — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	3,691,200	3,694,375
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	1,926,000	1,860,343
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,602,000	2,478,743
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	10,698,000	9,939,619
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	6,061,000	5,970,691
5.13%, 4/15/2029 (a)	1,929,000	1,902,283
Virtusa Corp. 7.13%, 12/15/2028 (a)	3,530,000	3,452,622
Western Digital Corp. 4.75%, 2/15/2026	4,420,000	4,416,685
		33,715,361
CONSTRUCTION MATERIALS — 1.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,679,000	1,499,249
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	4,477,000	4,433,842
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	3,250,000	3,142,620

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	$3,423,000	$3,325,650
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (b)	3,875,000	4,075,183
Griffon Corp. 5.75%, 3/1/2028	4,328,000	4,325,490
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,154,000	2,140,042
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	3,756,000	3,671,490
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	559,000	535,405
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,675,000	3,590,585
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,798,000	4,751,603
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	3,193,000	2,627,775
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	8,059,000	8,060,531
Standard Industries, Inc.:
4.38%, 7/15/2030 (a)	7,044,000	6,755,266
4.75%, 1/15/2028 (a)	9,094,000	9,019,156
		61,953,887
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	2,299,000	2,180,119
4.00%, 1/15/2028 (a)	5,798,000	5,686,620
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	3,131,000	3,106,015
Gates Corp. 6.88%, 7/1/2029 (a)	2,146,000	2,226,432
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	3,773,000	3,859,213
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,523,000	3,532,653
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	3,560,000	3,762,564
		24,353,616
DIVERSIFIED FINANCIAL SERVICES — 5.8%
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,268,000	2,272,559
Ally Financial, Inc. 5.75%, 11/20/2025	5,852,000	5,852,176
Aretec Group, Inc. 7.50%, 4/1/2029 (a) (b)	764,000	767,988
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,798,000	1,787,733
Security Description	Principal Amount	Value
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	$2,100,000	$2,089,164
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	4,110,000	4,323,021
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	5,727,000	6,113,744
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	2,299,000	2,302,563
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	2,505,000	2,188,293
12.25%, 11/1/2029 (a)	1,247,000	1,278,898
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	6,270,000	5,951,359
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	3,135,000	3,140,110
9.25%, 12/15/2028 (a)	2,986,000	3,140,645
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a) (b)	3,666,000	3,677,621
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a) (d)	1,190,000	1,186,144
8.50%, 5/15/2030 (a) (b)	5,318,000	5,653,034
9.25%, 4/1/2029 (a)	1,732,000	1,826,654
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,369,000	2,481,622
11.25%, 12/15/2028 (a)	4,114,000	4,385,401
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	7,154,000	7,544,394
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	1,604,000	1,629,247
6.88%, 4/15/2029 (a)	4,215,000	4,376,097
7.75%, 5/15/2026 (a)	3,285,000	3,293,640
8.00%, 2/15/2027 (a)	5,134,000	5,255,933
8.00%, 6/15/2028 (a)	2,099,000	2,225,696
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	7,151,000	7,360,024
goeasy Ltd.:
6.88%, 5/15/2030 (a) (b)	2,858,000	2,842,996
6.88%, 2/15/2031 (a)	2,072,000	2,014,543
7.63%, 7/1/2029 (a)	2,486,000	2,521,550
9.25%, 12/1/2028 (a)	2,960,000	3,092,430
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	1,991,000	1,943,335
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	6,276,000	6,066,884
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	3,203,000	3,359,402
9.50%, 2/15/2029 (a)	1,366,000	1,442,660
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	3,965,000	3,670,440
LFS Topco LLC 8.75%, 7/15/2030 (a)	3,897,000	3,916,251

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	$1,901,000	$1,794,392
6.50%, 5/1/2028 (a)	7,390,000	7,340,044
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	4,095,000	4,087,916
5.50%, 8/15/2028 (a)	5,807,000	5,807,000
6.00%, 1/15/2027 (a)	1,547,000	1,547,000
6.50%, 8/1/2029 (a)	4,062,000	4,167,003
Navient Corp.:
4.88%, 3/15/2028	4,950,000	4,859,613
5.00%, 3/15/2027	1,538,000	1,532,063
5.50%, 3/15/2029 (b)	4,317,000	4,233,250
6.75%, 6/15/2026	5,608,000	5,669,352
9.38%, 7/25/2030	1,098,000	1,213,158
OneMain Finance Corp.:
3.50%, 1/15/2027	4,050,000	3,957,782
3.88%, 9/15/2028	4,101,000	3,942,496
5.38%, 11/15/2029	3,393,000	3,359,104
6.13%, 5/15/2030	2,826,000	2,868,531
6.63%, 1/15/2028	3,544,000	3,629,800
6.63%, 5/15/2029	8,164,000	8,401,817
7.13%, 3/15/2026	4,269,000	4,313,526
7.88%, 3/15/2030	4,053,000	4,287,182
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	359,000	359,022
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	770,000	745,583
7.88%, 12/15/2029 (a)	5,923,000	6,286,850
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	2,858,000	2,896,097
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	3,438,000	3,656,382
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	5,028,000	5,284,679
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,635,000	2,454,871
8.38%, 2/1/2028 (a)	2,266,000	2,323,284
8.88%, 1/31/2030 (a)	2,929,000	3,023,021
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	5,610,000	5,934,258
Rfna LP 7.88%, 2/15/2030 (a)	2,470,000	2,533,751
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	12,546,000	12,879,724
6.38%, 8/1/2033 (a)	4,308,000	4,450,207
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,948,000	4,851,465
3.63%, 3/1/2029 (a)	1,697,000	1,619,549
Security Description	Principal Amount	Value
SLM Corp.:
3.13%, 11/2/2026	$1,294,000	$1,270,669
6.50%, 1/31/2030	1,398,000	1,457,247
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	2,041,000	2,168,379
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,730,000	6,730,942
5.50%, 4/15/2029 (a)	3,623,000	3,579,234
5.75%, 6/15/2027 (a)	4,375,000	4,371,019
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	4,125,000	4,106,066
6.63%, 2/1/2030 (a)	6,067,000	6,172,020
		289,139,599
ELECTRIC — 2.3%
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	2,001,000	1,955,057
Calpine Corp.:
4.50%, 2/15/2028 (a)	8,115,000	8,083,757
4.63%, 2/1/2029 (a)	3,462,000	3,429,665
5.13%, 3/15/2028 (a)	9,346,000	9,348,523
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	6,055,000	5,979,858
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	831,000	863,650
DPL LLC 4.35%, 4/15/2029	930,000	913,223
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	4,286,000	4,041,055
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,805,000	3,598,541
5.25%, 6/15/2029 (a)	6,841,000	6,823,966
5.75%, 1/15/2028	2,565,000	2,570,207
5.75%, 7/15/2029 (a)	4,931,000	4,937,115
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	5,561,000	5,427,925
PG&E Corp.:
5.00%, 7/1/2028	4,937,000	4,890,740
5.25%, 7/1/2030 (b)	2,844,000	2,802,136
Pike Corp. 5.50%, 9/1/2028 (a)	1,873,000	1,867,493
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	4,204,000	4,465,026
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	736,000	731,341
TransAlta Corp. 7.75%, 11/15/2029	2,021,000	2,102,123
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,234,000	7,084,835
5.00%, 7/31/2027 (a)	4,723,500	4,717,643

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2026 (a)	$4,733,000	$4,731,959
5.63%, 2/15/2027 (a)	9,654,000	9,657,572
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	1,521,000	1,498,870
4.50%, 9/15/2027 (a)	3,108,500	3,049,687
7.25%, 1/15/2029 (a) (b)	6,832,000	7,011,340
		112,583,307
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	8,091,000	7,758,784
4.75%, 6/15/2028 (a) (b)	949,000	931,349
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	6,035,000	6,214,179
7.25%, 6/15/2028 (a)	7,245,000	7,344,256
		22,248,568
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	6,161,000	6,080,476
Imola Merger Corp. 4.75%, 5/15/2029 (a)	12,951,000	12,603,913
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	5,279,000	5,069,529
5.88%, 9/1/2030 (a) (b)	3,850,000	3,878,105
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,395,000	2,315,941
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,540,000	5,331,475
		35,279,439
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	3,564,000	3,444,748
5.00%, 1/31/2028 (a)	4,275,000	4,249,863
		7,694,611
ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (e)	4,407,135	4,143
1.50%, 10/26/2024 (a) (e) (f)	4,633,401	—
Arcosa, Inc. 4.38%, 4/15/2029 (a)	2,964,000	2,883,794
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a) (b)	2,688,000	2,681,065
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,863,000	3,772,297
Fluor Corp. 4.25%, 9/15/2028	1,997,000	1,977,769
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	3,067,000	3,024,829
TopBuild Corp. 3.63%, 3/15/2029 (a)	537,000	515,037
Security Description	Principal Amount	Value
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	$3,104,000	$3,478,932
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,640,000	2,595,753
		20,933,619
ENTERTAINMENT — 3.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,104,000	2,274,026
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,106,000	1,843,676
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	1,782,000	1,540,753
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	2,719,000	2,828,739
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,312,000	3,249,701
Brightstar Lottery PLC:
5.25%, 1/15/2029 (a)	5,679,000	5,651,798
6.25%, 1/15/2027 (a)	4,575,000	4,608,306
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,664,000	8,282,871
7.00%, 2/15/2030 (a)	10,223,000	10,516,809
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	2,512,000	2,480,650
5.50%, 4/1/2027 (a)	4,221,000	4,215,639
5.75%, 4/1/2030 (a)	6,001,000	6,001,000
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,941,000	3,923,187
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	4,121,000	4,074,021
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,064,000	3,964,717
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	1,459,000	1,498,918
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	2,908,000	2,839,022
4.75%, 10/15/2027 (a)	4,632,000	4,599,993
6.50%, 5/15/2027 (a)	5,809,000	5,869,530
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	2,500,000	2,145,175
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,388,000	4,268,954
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	4,469,000	4,645,436
13.25%, 12/15/2029 (a)	2,471,000	2,824,872

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	$1,213,000	$1,183,718
Muvico LLC 15.00%, 2/19/2029 (a)	1,500,000	1,609,785
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	3,326,000	3,443,009
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	3,976,000	3,951,269
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	3,704,000	3,472,463
5.63%, 1/15/2027 (a)	2,646,000	2,645,206
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	2,911,000	1,554,590
5.88%, 9/1/2031 (a)	1,630,000	848,056
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029	5,508,000	4,983,473
8.45%, 7/27/2030 (a)	1,880,000	1,909,478
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a) (d)	651,000	657,015
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,337,000	5,887,517
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	4,498,000	4,428,686
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	450,000	449,096
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	5,154,000	4,986,753
5.38%, 4/15/2027 (b)	1,730,000	1,725,692
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,964,000	1,945,519
Vail Resorts, Inc. 5.63%, 7/15/2030 (a)	1,889,000	1,901,467
Warnermedia Holdings, Inc. Series WI, 4.05%, 3/15/2029	6,616,000	6,384,440
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a) (b)	3,255,000	3,259,394
		151,374,419
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	$3,831,000	$3,824,449
Enviri Corp. 5.75%, 7/31/2027 (a)	4,817,000	4,774,032
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	8,131,000	7,934,555
4.00%, 8/1/2028 (a)	1,923,000	1,877,521
4.38%, 8/15/2029 (a)	2,264,500	2,208,567
4.75%, 6/15/2029 (a)	4,205,000	4,147,896
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	506,000	493,978
5.88%, 6/30/2029 (a) (b)	6,813,000	6,731,040
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	4,158,000	3,915,713
		35,907,751
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	6,319,000	6,280,960
3.50%, 3/15/2029 (a)	7,192,000	6,837,362
4.63%, 1/15/2027 (a)	9,130,000	9,081,063
4.88%, 2/15/2030 (a)	5,749,000	5,651,899
5.88%, 2/15/2028 (a)	2,117,000	2,116,831
6.50%, 2/15/2028 (a) (b)	1,372,000	1,395,941
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	1,108,000	1,071,248
8.00%, 9/15/2028 (a) (b)	5,062,000	4,907,508
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,374,000	3,052,289
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	3,346,000	3,308,926
7.63%, 7/1/2029 (a)	150,000	156,369
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	889,000	835,153
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,615,000	6,959,708
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,593,000	3,450,897
4.88%, 5/15/2028 (a)	3,392,000	3,381,146
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	3,140,000	3,051,389
5.50%, 10/15/2027 (a)	9,109,000	9,108,636
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	5,500,000	5,304,255
5.50%, 12/15/2029 (a)	5,616,000	5,603,532
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,858,000	5,621,923

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	$1,323,000	$1,283,072
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	395,000	386,389
4.75%, 2/15/2029 (a)	5,149,000	5,078,098
6.88%, 9/15/2028 (a)	6,899,000	7,116,250
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,224,000	4,217,875
		105,258,719
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,230,000	5,206,518
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,282,720	1,293,841
10.50%, 5/15/2029 (a)	2,967,000	3,046,011
		9,546,370
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	4,352,000	3,747,290
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	1,241,000	1,098,297
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	5,364,000	3,953,536
12.88%, 10/1/2028 (a)	1,664,000	1,519,066
		10,318,189
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	489,798	489,676
9.38%, 6/1/2028 (a)	4,967,000	5,107,417
9.50%, 6/1/2030 (a)	1,853,000	1,940,554
		7,537,647
HEALTH CARE PRODUCTS — 1.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	1,673,000	1,591,859
4.63%, 7/15/2028 (a)	11,353,000	11,169,649
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	7,893,000	8,236,977
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,274,000	3,098,645
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,424,000	2,340,590
4.63%, 2/1/2028 (a)	4,238,000	4,208,800
Medline Borrower LP:
3.88%, 4/1/2029 (a)	26,205,000	25,287,825
5.25%, 10/1/2029 (a)	13,076,000	12,967,469
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	9,097,000	9,336,979
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a) (b)	615,000	644,495
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,170,000	3,095,537
Security Description	Principal Amount	Value
4.63%, 11/15/2027 (b)	$1,254,000	$1,242,062
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	607,000	618,260
		83,839,147
HEALTH CARE SERVICES — 3.5%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a) (b)	1,859,000	1,824,441
5.50%, 7/1/2028 (a)	2,133,000	2,115,723
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	1,622,000	1,537,624
4.25%, 5/1/2028 (a)	5,630,000	5,510,813
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a)	8,832,000	7,993,225
6.00%, 1/15/2029 (a)	3,835,000	3,718,646
6.13%, 4/1/2030 (a)	6,024,000	4,368,605
6.88%, 4/15/2029 (a) (b)	9,271,000	7,372,392
DaVita, Inc.:
4.63%, 6/1/2030 (a)	11,520,000	11,034,547
6.88%, 9/1/2032 (a)	4,500,000	4,652,730
Encompass Health Corp.:
4.50%, 2/1/2028	3,988,000	3,953,703
4.75%, 2/1/2030	3,487,000	3,449,968
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	4,038,000	3,794,387
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,099,000	2,037,205
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,490,000	2,487,087
5.00%, 5/15/2027 (a)	7,149,000	7,132,986
6.25%, 6/1/2032 (a)	3,179,000	3,277,199
Kedrion SpA 6.50%, 9/1/2029 (a)	4,998,000	4,942,572
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,592,000	1,523,353
8.38%, 2/15/2032 (a)	1,353,000	1,441,811
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	4,306,000	4,202,355
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	4,434,000	4,408,948
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	9,179,000	9,549,005
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	1,038,000	1,060,224
Tenet Healthcare Corp.:
4.25%, 6/1/2029	11,734,000	11,457,782
4.38%, 1/15/2030	7,717,000	7,507,638
4.63%, 6/15/2028	9,175,000	9,094,352
5.13%, 11/1/2027	6,144,000	6,137,426
6.13%, 10/1/2028	8,440,000	8,454,010
6.13%, 6/15/2030	12,229,000	12,398,616
6.25%, 2/1/2027	5,659,000	5,660,698

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	$7,103,000	$7,273,756
		171,373,827
HOME BUILDERS — 1.0%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	2,751,000	2,866,624
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	210,000	201,888
4.63%, 4/1/2030 (a)	1,801,000	1,708,122
Beazer Homes USA, Inc. 5.88%, 10/15/2027	621,000	620,435
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	2,932,000	2,751,125
5.00%, 6/15/2029 (a)	2,177,000	2,081,473
6.25%, 9/15/2027 (a)	4,113,000	4,111,725
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,771,000	2,607,151
6.75%, 6/1/2027	1,598,000	1,598,000
Empire Communities Corp. 9.75%, 5/1/2029 (a)	3,213,000	3,370,116
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	3,704,000	3,886,385
M/I Homes, Inc. 4.95%, 2/1/2028	2,019,000	2,007,593
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,899,000	3,769,202
5.25%, 12/15/2027 (a)	2,692,000	2,675,229
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	3,317,000	3,282,835
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	51,000	53,740
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	4,911,000	4,981,374
5.88%, 6/15/2027 (a)	2,474,000	2,503,911
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,357,000	1,287,698
Tri Pointe Homes, Inc. 5.70%, 6/15/2028 (b)	2,484,000	2,530,873
		48,895,499
HOME FURNISHINGS — 0.3%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	1,500,000	1,374,990
4.00%, 4/15/2029 (a) (b)	4,881,000	4,684,442
Whirlpool Corp.:
4.75%, 2/26/2029	1,037,000	1,023,312
6.13%, 6/15/2030	5,574,000	5,622,382
		12,705,126
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	$95,000	$90,412
5.50%, 6/1/2028 (a)	5,716,000	5,698,738
Perrigo Finance Unlimited Co. 4.90%, 6/15/2030	1,945,000	1,898,514
		7,687,664
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	3,787,000	3,422,728
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	6,450,000	5,081,826
Newell Brands, Inc.:
6.38%, 9/15/2027	2,119,000	2,150,510
6.38%, 5/15/2030 (b)	2,882,000	2,856,293
6.63%, 9/15/2029	1,754,000	1,765,085
8.50%, 6/1/2028 (a)	8,911,000	9,449,581
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,782,000	1,488,330
		22,791,625
INSURANCE — 1.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,297,000	5,110,546
6.00%, 8/1/2029 (a)	1,619,000	1,603,636
8.25%, 2/1/2029 (a)	4,922,000	5,137,977
8.50%, 6/15/2029 (a)	2,664,000	2,799,864
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,543,000	2,501,702
5.88%, 11/1/2029 (a) (b)	1,141,000	1,135,261
6.75%, 10/15/2027 (a)	6,805,000	6,821,604
6.75%, 4/15/2028 (a)	8,048,000	8,182,080
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	5,398,000	5,243,671
6.38%, 2/15/2029 (a)	3,843,000	3,918,746
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	5,283,000	5,512,335
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	3,836,000	3,826,640
HUB International Ltd.:
5.63%, 12/1/2029 (a)	2,271,000	2,270,182
7.25%, 6/15/2030 (a)	12,013,000	12,531,841
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	1,894,000	1,990,556
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	3,306,000	3,379,790

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	$505,000	$489,784
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	1,742,000	1,740,363
		74,196,578
INTERNET — 2.1%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	4,696,000	4,558,971
9.00%, 8/1/2029 (a)	220,000	229,863
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	2,763,000	2,606,062
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,092,000	5,969,977
6.13%, 12/1/2028 (a)	2,632,000	2,580,597
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	200,000	194,172
5.63%, 9/15/2028 (a)	1,369,000	1,346,001
Cars.com, Inc. 6.38%, 11/1/2028 (a)	2,875,000	2,868,157
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a) (b)	2,723,000	2,721,339
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	5,074,000	5,153,154
7.13%, 9/30/2030 (a)	225,000	232,105
Getty Images, Inc. 11.25%, 2/21/2030 (a) (b)	3,722,000	3,552,835
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	3,541,000	3,356,939
5.25%, 12/1/2027 (a)	4,002,000	3,995,517
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a) (b)	3,148,000	3,130,686
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	3,387,000	3,318,210
9.50%, 5/30/2029 (a)	4,425,000	4,668,331
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	3,100,000	2,927,175
4.63%, 6/1/2028 (a)	2,578,000	2,533,401
5.00%, 12/15/2027 (a)	2,598,000	2,590,284
5.63%, 2/15/2029 (a)	3,200,000	3,191,904
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	2,879,000	2,761,537
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a)	604,000	357,224
11.75%, 10/15/2028 (a)	7,782,000	5,213,903
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	12,872,000	14,479,455
11.25%, 2/15/2027 (a)	9,801,000	10,623,794
Wayfair LLC:
7.25%, 10/31/2029 (a)	6,284,000	6,497,279
Security Description	Principal Amount	Value
7.75%, 9/15/2030 (a)	$673,000	$706,744
		102,365,616
INVESTMENT COMPANY SECURITIES — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	5,469,742	5,061,262
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	4,305,000	3,711,943
5.25%, 5/15/2027	5,465,000	5,375,975
6.25%, 5/15/2026	910,000	909,054
9.00%, 6/15/2030	4,829,000	4,653,707
9.75%, 1/15/2029	4,710,000	4,733,785
10.00%, 11/15/2029 (a)	5,257,000	5,286,019
		29,731,745
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	2,090,000	1,781,411
ATI, Inc.:
5.88%, 12/1/2027	1,201,000	1,203,126
7.25%, 8/15/2030	2,217,000	2,328,759
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,270,000	2,105,425
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,268,000	2,270,903
Carpenter Technology Corp. 6.38%, 7/15/2028	2,260,000	2,265,785
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	845,000	814,766
5.88%, 6/1/2027	2,128,000	2,128,000
6.75%, 4/15/2030 (a)	6,468,000	6,560,234
6.88%, 11/1/2029 (a)	6,666,000	6,797,920
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	2,737,000	2,949,747
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a) (d)	2,321,000	2,350,407
8.00%, 11/1/2027 (a)	1,476,000	1,502,627
8.13%, 5/1/2027 (a)	5,765,000	5,765,000
8.50%, 5/1/2030 (a) (b)	3,368,000	3,499,487
9.25%, 10/1/2028 (a)	6,805,748	7,138,345
TMS International Corp. 6.25%, 4/15/2029 (a)	1,282,000	1,246,899
U.S. Steel Corp. 6.88%, 3/1/2029	2,292,000	2,311,986
		55,020,827
IT SERVICES — 0.6%
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,056,000	3,000,289
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,002,000	6,355,398
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,661,000	8,294,794

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	$4,215,000	$4,085,052
5.88%, 7/15/2030 (a)	2,457,000	2,506,680
8.25%, 12/15/2029 (a)	3,578,000	3,789,961
		28,032,174
LEISURE TIME — 1.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	628,000	652,863
Carnival Corp.:
5.13%, 5/1/2029 (a) (d)	3,273,000	3,273,000
5.75%, 3/15/2030 (a)	6,180,000	6,313,241
6.00%, 5/1/2029 (a)	8,759,000	8,890,385
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	3,444,000	3,510,641
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	4,684,000	3,840,552
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	4,056,000	4,055,310
6.25%, 3/1/2030 (a)	1,312,000	1,329,253
7.75%, 2/15/2029 (a)	5,168,000	5,505,057
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,439,000	2,490,048
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	5,803,000	5,619,799
11.13%, 7/15/2030 (a)	7,310,000	7,096,256
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	4,953,000	4,954,486
7.00%, 2/15/2029 (a)	4,131,000	4,152,233
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	3,062,000	3,062,092
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	3,305,000	3,297,002
		68,042,218
LODGING — 2.7%
Boyd Gaming Corp. 4.75%, 12/1/2027	4,541,000	4,523,335
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,236,000	3,003,299
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,576,000	2,662,167
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	4,507,000	4,335,599
4.88%, 1/15/2030	4,074,000	4,049,760
5.75%, 5/1/2028 (a)	688,000	688,812
5.88%, 4/1/2029 (a)	5,852,000	5,971,264
Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	$5,207,000	$5,006,999
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,972,000	1,969,910
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	496
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	1,375,000	1,326,132
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	7,386,000	7,230,377
5.63%, 7/17/2027	2,218,143	2,218,276
5.75%, 7/21/2028 (a)	5,701,000	5,689,997
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	2,922,000	2,915,893
5.88%, 5/15/2026 (a) (b)	6,414,000	6,414,128
MGM Resorts International:
4.63%, 9/1/2026	3,049,000	3,042,079
4.75%, 10/15/2028 (b)	5,157,000	5,117,394
5.50%, 4/15/2027 (b)	2,564,000	2,580,204
6.13%, 9/15/2029	6,620,000	6,734,725
Station Casinos LLC 4.50%, 2/15/2028 (a) (b)	2,863,000	2,814,844
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,432,000	3,455,544
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,293,000	6,066,074
6.50%, 1/15/2028 (a)	1,555,000	1,554,611
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,251,000	1,208,141
4.63%, 3/1/2030 (a)	2,426,000	2,339,586
6.00%, 4/1/2027	3,722,000	3,776,974
6.63%, 7/31/2026 (a)	6,736,000	6,791,370
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,579,000	1,542,478
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	6,858,000	6,852,788
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	3,897,000	3,817,423
5.50%, 10/1/2027 (a)	5,673,000	5,671,525
5.63%, 8/26/2028 (a)	10,464,000	10,441,712
		131,813,916
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	2,268,000	2,214,838
4.13%, 4/15/2029 (a)	2,260,500	2,191,419
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,000,000	2,104,640
Terex Corp. 5.00%, 5/15/2029 (a)	4,515,000	4,446,282

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	$6,308,000	$6,165,124
		17,122,303
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	492,000	471,853
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,116,000	8,457,034
Esab Corp. 6.25%, 4/15/2029 (a)	4,900,000	5,035,779
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	5,753,000	4,050,285
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	701,000	600,084
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	6,038,000	6,306,087
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	1,703,000	1,806,577
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,895,000	1,825,776
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	19,000	19,512
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,141,500	10,116,653
		38,689,640
MEDIA — 8.6%
Altice Financing SA 9.63%, 7/15/2027 (a)	1,059,000	954,720
AMC Networks, Inc. 10.25%, 1/15/2029 (a)	6,432,000	6,780,228
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,200,000	1,864,962
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 6/1/2033 (a)	5,000,000	4,442,500
4.75%, 3/1/2030 (a)	12,480,000	11,976,432
5.00%, 2/1/2028 (a)	16,436,000	16,283,474
5.13%, 5/1/2027 (a)	19,691,000	19,567,931
5.38%, 6/1/2029 (a)	9,693,000	9,629,899
5.50%, 5/1/2026 (a)	7,988,000	7,988,000
6.38%, 9/1/2029 (a)	10,653,000	10,807,682
CSC Holdings LLC:
5.38%, 2/1/2028 (a) (b)	4,451,000	3,916,880
5.50%, 4/15/2027 (a)	6,487,000	6,160,185
5.75%, 1/15/2030 (a)	14,500,000	5,522,470
6.50%, 2/1/2029 (a)	9,826,000	7,258,270
7.50%, 4/1/2028 (a) (b)	4,792,000	3,473,385
11.25%, 5/15/2028 (a) (b)	4,990,000	4,617,297
11.75%, 1/31/2029 (a)	16,468,000	13,895,534
Directv Financing LLC 8.88%, 2/1/2030 (a)	14,737,000	14,577,934
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	$8,546,000	$8,539,249
Discovery Communications LLC:
3.63%, 5/15/2030	7,950,000	7,364,721
3.95%, 3/20/2028	6,364,000	6,216,419
4.13%, 5/15/2029	3,910,000	3,729,724
DISH DBS Corp.:
5.13%, 6/1/2029	7,648,000	6,540,034
5.25%, 12/1/2026 (a)	13,770,000	13,530,953
5.75%, 12/1/2028 (a)	10,905,000	10,456,804
7.38%, 7/1/2028	7,343,000	6,765,106
7.75%, 7/1/2026	14,949,000	14,840,470
DISH Network Corp. 11.75%, 11/15/2027 (a)	17,586,000	18,613,726
EW Scripps Co. 9.88%, 8/15/2030 (a)	4,997,000	4,689,884
GCI LLC 4.75%, 10/15/2028 (a)	5,051,000	4,910,986
Gray Media, Inc. 10.50%, 7/15/2029 (a) (b)	5,979,000	6,468,142
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	4,361,000	3,622,552
9.13%, 5/1/2029 (a)	4,116,168	3,726,285
10.88%, 5/1/2030 (a)	4,375,000	2,954,656
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,635,000	906,836
6.75%, 10/15/2027 (a)	10,267,000	6,156,709
Liberty Interactive LLC 8.25%, 2/1/2030	2,651,000	360,191
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	4,382,000	4,377,399
8.00%, 8/1/2029 (a) (b)	1,984,000	2,020,188
Midcontinent Communications 8.00%, 8/15/2032 (a)	985,000	1,014,668
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	3,337,000	3,257,413
5.63%, 7/15/2027 (a)	10,866,000	10,853,830
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	2,430,000	2,146,565
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	4,204,000	3,554,230
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	5,550,000	5,479,348
4.00%, 7/15/2028 (a)	10,130,000	9,793,583
4.13%, 7/1/2030 (a)	8,836,000	8,287,815
5.00%, 8/1/2027 (a)	11,479,500	11,425,661
5.50%, 7/1/2029 (a) (b)	4,510,000	4,510,361
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	1,919,000	1,911,286
TEGNA, Inc.:
4.63%, 3/15/2028	6,583,000	6,495,578
5.00%, 9/15/2029	6,091,000	6,061,824

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	$6,000,000	$5,964,869
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	6,077,000	5,733,832
7.38%, 6/30/2030 (a) (b)	4,804,000	4,860,735
8.00%, 8/15/2028 (a)	10,251,000	10,619,421
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,045,000	1,595,397
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	4,932,000	4,578,178
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	3,290,000	3,102,306
5.50%, 5/15/2029 (a)	11,726,000	11,579,542
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	7,254,000	7,104,132
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	7,457,000	6,766,556
Ziggo BV 4.88%, 1/15/2030 (a)	3,175,000	2,999,137
		426,205,084
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	3,031,000	3,020,846
6.38%, 6/15/2030 (a)	2,814,000	2,868,986
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	2,548,000	2,639,804
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	250,000	243,078
		8,772,714
MINING — 0.9%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	300,000	290,370
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	4,937,000	5,050,156
Compass Minerals International, Inc.:
6.75%, 12/1/2027 (a)	1,035,000	1,036,335
8.00%, 7/1/2030 (a)	3,604,000	3,770,973
Constellium SE 3.75%, 4/15/2029 (a)	3,369,000	3,204,391
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	1,356,000	1,294,194
4.50%, 9/15/2027 (a)	3,018,000	3,002,578
5.88%, 4/15/2030 (a)	1,094,000	1,121,273
Hecla Mining Co. 7.25%, 2/15/2028	1,921,000	1,936,560
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,035,000	2,029,668
6.13%, 4/1/2029	13,000	13,112
Security Description	Principal Amount	Value
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	$2,991,000	$3,140,072
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	1,400,500	1,384,856
Novelis Corp.:
4.75%, 1/30/2030 (a)	9,140,000	8,820,740
6.88%, 1/30/2030 (a) (b)	4,697,000	4,865,622
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	1,422,000	1,486,147
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	3,235,000	3,424,765
		45,871,812
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	168,000	162,375
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	6,622,000	6,807,681
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,094,000	3,283,136
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a)	2,034,000	1,794,253
12.25%, 11/15/2026 (a) (b)	5,249,000	4,609,514
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	3,640,000	3,733,039
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	3,261,000	3,218,281
Maxam Prill SARL 7.75%, 7/15/2030 (a) (b)	1,463,000	1,473,680
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,548,000	4,707,498
		29,789,457
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,139,000	5,164,798
7.25%, 3/15/2029 (a)	2,949,000	2,990,846
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,009,000	2,355,608
8.88%, 11/30/2029 (a) (b)	3,020,000	1,648,407
		12,159,659
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	3,852,000	3,844,412
OIL & GAS — 4.7%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,519,000	6,797,948
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/2029 (a)	3,898,000	3,894,141
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	5,552,000	5,712,841
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	1,295,000	1,294,055

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
California Resources Corp. 8.25%, 6/15/2029 (a)	$6,850,000	$7,146,879
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2026 (a)	690,000	694,727
Caturus Energy LLC 8.50%, 2/15/2030 (a)	4,341,000	4,520,196
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	3,019,000	3,008,645
8.38%, 7/1/2028 (a)	8,012,000	8,309,566
CNX Resources Corp. 6.00%, 1/15/2029 (a)	2,280,000	2,286,452
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	3,677,000	3,543,562
6.75%, 3/1/2029 (a)	11,868,000	11,845,693
Crescent Energy Finance LLC 7.38%, 1/15/2033 (a)	2,034,000	1,980,526
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	2,426,000	2,386,553
8.50%, 1/15/2029 (a) (b)	3,828,000	3,916,082
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	699,000	720,292
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	5,256,000	5,396,703
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,930,000	3,878,989
6.00%, 4/15/2030 (a)	1,768,000	1,742,364
6.00%, 2/1/2031 (a)	780,000	752,419
6.25%, 11/1/2028 (a)	2,862,000	2,868,840
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	3,486,000	3,654,095
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	3,371,000	3,346,998
Matador Resources Co. 6.88%, 4/15/2028 (a)	2,491,000	2,543,361
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,745,000	2,749,447
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	519,000	518,507
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	2,846,000	2,889,771
9.13%, 1/31/2030 (a)	4,318,000	4,491,886
Noble Finance II LLC 8.00%, 4/15/2030 (a)	8,441,000	8,737,786
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,697,000	2,738,237
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,132,000	5,000,569
4.63%, 5/1/2030 (a)	5,829,000	5,671,092
5.88%, 7/15/2027 (a)	2,633,000	2,628,182
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	4,730,000	4,704,553
7.88%, 9/15/2030 (a) (b)	3,000,000	2,962,680
Security Description	Principal Amount	Value
9.88%, 3/15/2030 (a)	$5,377,000	$5,634,236
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	4,130,000	4,131,487
8.00%, 4/15/2027 (a)	2,350,000	2,389,222
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	3,354,000	3,371,977
Puma International Financing SA 7.75%, 4/25/2029 (a) (b)	965,000	997,907
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,790,000	3,711,661
8.25%, 1/15/2029	737,000	755,631
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	4,353,000	4,508,750
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	395,000	409,911
SM Energy Co.:
6.50%, 7/15/2028	1,452,000	1,462,425
6.63%, 1/15/2027	1,079,000	1,078,968
6.75%, 9/15/2026 (b)	4,799,000	4,799,720
6.75%, 8/1/2029 (a)	6,312,000	6,348,294
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	2,100,000	2,101,848
Sunoco LP 7.00%, 5/1/2029 (a)	4,248,000	4,399,016
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	5,553,000	5,418,062
4.50%, 4/30/2030	3,145,000	3,032,598
5.88%, 3/15/2028	708,000	708,920
6.00%, 4/15/2027	2,635,000	2,635,527
7.00%, 9/15/2028 (a)	2,566,000	2,644,391
Talos Production, Inc. 9.00%, 2/1/2029 (a)	3,933,000	4,080,173
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	2,551,000	2,497,250
Transocean International Ltd.:
8.00%, 2/1/2027 (a)	3,993,000	3,988,927
8.25%, 5/15/2029 (a)	5,348,000	5,278,369
8.75%, 2/15/2030 (a)	4,037,250	4,245,411
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	3,769	3,770
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,186,762	1,217,072
Valaris Ltd. 8.38%, 4/30/2030 (a)	7,580,000	7,865,993
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	1,879,000	1,836,178
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	2,443,000	2,339,270

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	$3,761,000	$3,814,933
		233,042,534
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	3,091,000	3,095,637
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	3,210,000	3,389,503
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	821,000	824,711
CHC Group LLC 11.75%, 9/1/2030 (a)	1,100,000	1,083,896
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,034,000	5,154,313
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	5,397,000	5,599,010
SESI LLC 7.88%, 9/30/2030 (a) (d)	1,000,000	1,000,000
TGS ASA 8.50%, 1/15/2030 (a)	2,386,000	2,448,990
Tidewater, Inc. 9.13%, 7/15/2030 (a)	3,927,000	4,209,076
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	3,351,000	3,352,340
7.13%, 3/15/2029 (a)	5,413,000	5,590,655
WBI Operating LLC 6.25%, 10/15/2030 (a) (d)	2,700,000	2,700,000
Weatherford International Ltd.:
6.75%, 10/15/2033 (a) (d)	3,491,000	3,494,142
8.63%, 4/30/2030 (a)	4,072,000	4,165,330
		46,107,603
PACKAGING & CONTAINERS — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	2,747,000	2,607,810
4.00%, 9/1/2029 (a)	2,482,000	2,296,247
6.00%, 6/15/2027 (a)	4,697,000	4,698,503
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,356,000	6,124,959
5.25%, 8/15/2027 (a)	9,136,000	3,446,559
Ball Corp.:
2.88%, 8/15/2030	3,364,000	3,056,160
5.50%, 9/15/2033	1,806,000	1,825,812
6.00%, 6/15/2029	7,427,000	7,601,906
6.88%, 3/15/2028	939,000	956,625
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	1,893,000	1,876,436
Security Description	Principal Amount	Value
6.75%, 7/15/2030 (a)	$2,352,000	$2,394,736
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,905,000	3,952,758
6.88%, 1/15/2030 (a)	1,305,000	1,341,240
8.75%, 4/15/2030 (a)	5,981,000	6,144,222
Crown Americas LLC 5.25%, 4/1/2030	1,555,000	1,575,137
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	2,453,000	2,444,194
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	3,316,000	3,419,724
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,494,500	1,496,323
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,226,000	1,184,721
3.75%, 2/1/2030 (a)	550,000	514,239
4.75%, 7/15/2027 (a)	883,000	878,461
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	2,779,000	2,154,170
8.25%, 11/1/2029 (a)	3,125,000	1,969,000
10.50%, 7/15/2027 (a) (b)	4,282,000	3,543,012
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	15,891,000	16,066,754
9.25%, 4/15/2027 (a)	6,069,000	6,080,106
OI European Group BV 4.75%, 2/15/2030 (a) (b)	2,078,000	1,983,659
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,374,000	2,371,341
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,443,000	2,399,392
5.00%, 4/15/2029 (a)	3,722,000	3,702,795
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	4,552,000	4,615,637
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,965,000	1,918,488
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	6,282,461	6,162,403
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,533,000	4,838,706
TriMas Corp. 4.13%, 4/15/2029 (a)	2,169,500	2,097,993
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a) (b)	2,115,000	2,255,521
		121,995,749
PHARMACEUTICALS — 1.8%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	1,495,000	1,428,173

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	$2,599,000	$2,468,608
5.13%, 3/1/2030 (a)	1,431,000	1,365,546
6.13%, 8/1/2028 (a)	2,780,000	2,777,137
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,000,000	2,975,580
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	9,800,000	8,777,762
5.00%, 1/30/2028 (a) (b)	3,653,000	3,133,178
5.25%, 1/30/2030 (a)	7,206,000	5,089,670
6.25%, 2/15/2029 (a) (b)	1,729,000	1,349,761
11.00%, 9/30/2028 (a)	8,612,000	8,984,813
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	3,461,000	3,575,940
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	1,003,000	976,761
Elanco Animal Health, Inc. 6.65%, 8/28/2028	4,540,000	4,730,226
Grifols SA 4.75%, 10/15/2028 (a) (b)	4,125,000	4,005,375
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	3,344,500	2,939,648
12.25%, 4/15/2029 (a)	5,905,000	6,435,978
Jazz Securities DAC 4.38%, 1/15/2029 (a)	9,795,000	9,550,419
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,379,000	1,333,521
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	11,652,000	11,258,162
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	6,947,000	5,587,264
6.63%, 4/1/2030 (a) (b)	85,000	70,083
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	472	489
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	849,000	842,064
		89,656,158
PIPELINES — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	2,726,000	2,715,859
5.75%, 1/15/2028 (a)	4,090,000	4,090,164
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,205,000	1,249,477
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	7,246,000	7,189,916
4.13%, 12/1/2027	1,582,000	1,566,718
4.50%, 3/1/2028 (a)	3,878,000	3,829,835
Security Description	Principal Amount	Value
6.75%, 2/1/2030 (a)	$2,333,000	$2,425,037
6.88%, 7/1/2029 (a)	619,000	641,259
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	2,866,000	2,747,749
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,616,000	3,635,780
8.63%, 3/15/2029 (a)	6,583,000	6,866,596
Excelerate Energy LP 8.00%, 5/15/2030 (a)	6,007,000	6,396,013
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	3,789,000	3,818,554
8.25%, 1/15/2029	3,398,000	3,544,352
8.88%, 4/15/2030 (b)	653,000	691,684
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	268,000	270,943
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	4,037,000	4,075,230
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,485,000	1,440,792
5.13%, 6/15/2028 (a)	4,864,000	4,859,233
5.88%, 3/1/2028 (a)	4,728,000	4,818,116
6.50%, 6/1/2029 (a)	4,394,000	4,533,202
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,220,000	8,081,164
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	5,140,000	5,172,022
6.63%, 12/15/2028 (a)	5,896,000	6,055,310
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,284,000	1,365,945
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	771,000	193,374
NFE Financing LLC 12.00%, 11/15/2029 (a)	17,267,972	5,065,560
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	8,117,000	8,323,578
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,764,000	1,756,785
NuStar Logistics LP:
5.63%, 4/28/2027	3,497,000	3,522,458
6.00%, 6/1/2026	4,628,000	4,640,634
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,993,000	3,115,144
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,702,000	3,670,644
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	5,369,000	5,395,254

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$3,422,000	$3,406,053
6.00%, 3/1/2027 (a)	3,535,000	3,535,000
7.38%, 2/15/2029 (a)	3,067,000	3,159,317
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	1,810,000	1,887,414
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,243,000	6,938,794
6.25%, 1/15/2030 (a)	5,181,000	5,403,628
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	10,473,000	10,839,346
8.13%, 6/1/2028 (a)	11,992,000	12,416,996
9.50%, 2/1/2029 (a)	17,004,000	18,748,440
		194,099,369
REAL ESTATE — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	6,129,000	6,202,487
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	1,068,000	1,000,289
5.75%, 1/15/2029 (a)	1,985,000	1,907,823
9.75%, 4/15/2030 (a)	2,670,000	2,913,157
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	5,256,000	5,305,774
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	2,640,000	2,679,362
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,279,000	1,226,996
5.38%, 8/1/2028 (a)	5,254,000	5,244,122
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,890,000	4,765,550
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	968,000	925,979
4.75%, 2/1/2030	2,163,000	2,019,615
5.00%, 3/1/2031 (b)	195,000	182,625
Newmark Group, Inc. 7.50%, 1/12/2029	4,878,000	5,240,826
		39,614,605
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	2,556,000	2,457,926
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	3,064,000	3,221,919
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	214,000	210,109
4.55%, 10/1/2029 (b)	2,100,000	2,001,321
Security Description	Principal Amount	Value
6.13%, 1/15/2031 (d)	$1,800,000	$1,796,652
8.30%, 3/15/2028	475,000	504,588
8.88%, 4/12/2029	5,073,000	5,516,127
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	5,265,000	5,175,548
5.75%, 5/15/2026 (a) (b)	4,771,000	4,771,143
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	6,068,000	5,885,657
Diversified Healthcare Trust 4.75%, 2/15/2028 (b)	3,082,000	2,937,454
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a) (d)	1,840,000	1,840,000
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	167,000	163,373
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	4,098,000	3,983,379
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	3,108,000	2,670,549
3.95%, 11/1/2027	1,935,000	1,863,579
4.65%, 4/1/2029 (b)	3,606,000	3,360,900
5.95%, 2/15/2028 (b)	1,501,000	1,480,391
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	3,444,000	3,428,226
4.88%, 9/15/2029 (a)	5,431,000	5,347,363
5.00%, 7/15/2028 (a)	6,105,000	6,075,269
5.25%, 3/15/2028 (a)	5,218,000	5,206,573
5.25%, 7/15/2030 (a)	7,394,000	7,312,962
7.00%, 2/15/2029 (a)	3,851,000	3,965,298
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	8,441,000	8,589,140
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	7,237,000	5,994,335
5.00%, 10/15/2027	7,061,000	6,841,827
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	2,134,156	1,774,423
9.00%, 9/30/2029 (a)	2,746,000	1,756,094
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,982,000	4,856,105
5.88%, 10/1/2028 (a)	2,624,000	2,620,694
7.00%, 2/1/2030 (a)	2,706,000	2,788,533
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	3,454,000	3,505,050

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	$3,979,000	$3,901,250
4.75%, 10/15/2027	1,385,000	1,378,698
7.25%, 7/15/2028 (a)	2,750,000	2,836,103
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	5,280,000	5,403,869
8.00%, 7/15/2030 (a)	3,594,000	3,682,376
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,377,000	4,336,644
4.00%, 9/15/2029 (a)	1,181,000	1,115,171
SBA Communications Corp.:
3.13%, 2/1/2029	6,870,000	6,432,106
3.88%, 2/15/2027	11,006,000	10,838,158
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	2,463,000	2,171,282
3.95%, 1/15/2028 (b)	3,379,000	3,161,054
4.38%, 2/15/2030 (b)	260,000	221,237
4.75%, 10/1/2026	2,415,000	2,424,563
4.95%, 2/15/2027	3,000	2,989
4.95%, 10/1/2029 (b)	4,269,000	3,762,611
5.50%, 12/15/2027	1,594,000	1,567,731
8.38%, 6/15/2029	4,282,000	4,347,643
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,809,100	4,754,324
4.38%, 1/15/2027 (a)	2,630,000	2,607,855
5.25%, 10/15/2028 (a) (d)	2,667,000	2,667,347
6.00%, 4/15/2030 (a)	1,885,000	1,912,257
7.25%, 4/1/2029 (a)	3,501,000	3,676,400
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	3,362,000	3,046,443
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,742,500	1,704,461
6.50%, 2/15/2029 (a) (b)	5,085,000	4,775,374
10.50%, 2/15/2028 (a)	14,190,000	14,934,975
Vornado Realty LP 2.15%, 6/1/2026	3,910,000	3,841,536
XHR LP:
4.88%, 6/1/2029 (a)	3,755,000	3,679,562
6.63%, 5/15/2030 (a)	308,000	316,439
		225,402,965
RETAIL — 4.5%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,277,000	1,219,203
3.88%, 1/15/2028 (a)	9,085,000	8,878,770
4.38%, 1/15/2028 (a)	4,012,000	3,942,312
5.63%, 9/15/2029 (a)	5,331,000	5,404,461
6.13%, 6/15/2029 (a)	6,256,000	6,408,208
Academy Ltd. 6.00%, 11/15/2027 (a)	1,475,000	1,474,203
Security Description	Principal Amount	Value
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	$2,635,000	$2,466,255
3.90%, 4/15/2030 (b)	3,248,000	3,016,060
7.00%, 8/1/2030 (a)	5,748,000	5,920,095
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,565,000	2,176,890
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	934,000	921,914
4.63%, 11/15/2029 (a)	3,874,000	3,757,741
4.75%, 3/1/2030	3,717,000	3,620,321
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,678,000	2,695,594
7.50%, 6/15/2029	821,000	843,093
Brinker International, Inc. 8.25%, 7/15/2030 (a)	1,801,000	1,908,214
Dick's Sporting Goods, Inc. 4.00%, 10/1/2029 (a)	1,849,000	1,812,852
EG Global Finance PLC 12.00%, 11/30/2028 (a)	8,236,000	9,061,494
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,881,000	5,822,719
5.88%, 4/1/2029 (a)	2,953,000	2,747,471
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	7,844,000	7,459,958
6.75%, 1/15/2030 (a) (b)	6,107,000	5,734,962
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,431,000	1,407,117
5.63%, 1/1/2030 (a)	2,492,000	2,491,452
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	877,000	890,015
Gap, Inc. 3.63%, 10/1/2029 (a)	3,970,000	3,713,935
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	4,603,000	4,502,102
11.50%, 8/15/2029 (a) (b)	3,162,000	3,336,732
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,562,000	1,949,447
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	4,533,000	4,404,761
6.38%, 1/15/2030 (a)	3,710,000	3,796,146
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	2,195,000	2,146,886
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,116,000	3,109,207
Kohl's Corp. 10.00%, 6/1/2030 (a)	3,431,000	3,733,065
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	2,424,000	2,244,866

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	$4,546,000	$4,454,171
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,571,000	4,366,448
4.63%, 12/15/2027 (a)	1,589,000	1,573,428
5.50%, 10/1/2030 (a)	484,000	483,410
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	2,000	1,999
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	10,516,000	9,682,607
7.88%, 5/1/2029 (a) (b)	3,794,000	3,178,272
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	11,000	10,232
4.75%, 9/15/2029	1,857,000	1,831,782
Nordstrom, Inc.:
4.00%, 3/15/2027	3,485,000	3,431,261
4.38%, 4/1/2030 (b)	3,330,000	3,133,397
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	1,996,000	1,916,340
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	2,284,000	2,254,217
8.00%, 3/15/2031 (a) (d)	3,081,000	3,121,546
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	1,643,000	1,609,401
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,146,000	1,092,195
QVC, Inc. 6.88%, 4/15/2029 (a)	3,265,000	1,768,879
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,466,000	2,589,300
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	8,461,600	4,004,426
SGUS LLC 11.00%, 12/15/2029 (a)	2,782,636	2,633,988
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (b)	5,050,000	4,903,499
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,471,000	2,509,548
Staples, Inc.:
10.75%, 9/1/2029 (a)	14,164,000	14,030,150
12.75%, 1/15/2030 (a)	4,447,000	3,579,346
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	3,899,000	3,894,555
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,905,000	4,735,091
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	4,223,000	4,033,810
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	1,797,000	1,890,228
Security Description	Principal Amount	Value
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	$1,676,000	$1,675,983
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	4,271,000	4,243,153
		223,651,183
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	235,000	235,066
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	1,850,000	1,999,295
Entegris, Inc.:
3.63%, 5/1/2029 (a)	679,000	645,858
4.38%, 4/15/2028 (a)	3,882,000	3,797,760
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	6,701,000	6,846,278
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,294,000	2,226,166
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,800,000	1,723,446
		17,473,869
SOFTWARE — 3.7%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,817,000	3,824,023
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	12,608,000	12,507,766
Camelot Finance SA 4.50%, 11/1/2026 (a)	735,000	730,913
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,696,000	3,868,271
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	4,147,000	3,660,847
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	5,179,000	4,482,891
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	7,402,000	7,131,827
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	24,975,000	25,212,762
9.00%, 9/30/2029 (a)	21,908,000	22,702,822
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	156,000	157,045
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	1,308,000	1,340,635
9.25%, 6/1/2030 (a)	10,842,000	11,197,075
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	1,570,000	1,547,078
Elastic NV 4.13%, 7/15/2029 (a)	4,637,000	4,452,262
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	5,829,000	5,938,177
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	5,411,000	5,263,226

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2026 (a)	$3,559,500	$3,561,209
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	756,000	730,379
8.75%, 5/1/2029 (a)	5,019,000	5,200,387
Open Text Corp.:
3.88%, 2/15/2028 (a)	8,810,000	8,568,342
3.88%, 12/1/2029 (a)	8,059,000	7,619,946
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	891,000	844,499
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a) (b)	3,655,000	3,419,143
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	5,265,000	4,839,851
PTC, Inc. 4.00%, 2/15/2028 (a)	5,156,000	5,051,127
ROBLOX Corp. 3.88%, 5/1/2030 (a)	5,071,000	4,840,979
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,279,000	2,222,230
9.00%, 11/28/2028 (a)	8,432,000	8,692,127
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	10,238,000	10,237,795
Twilio, Inc. 3.63%, 3/15/2029	684,000	652,009
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,109,000	156,635
X.AI LLC/X.AI Co. Issuer Corp. 12.50%, 6/30/2030 (b)	678,000	712,402
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,731,000	4,480,967
		185,847,647
TELECOMMUNICATIONS — 4.7%
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,615,000	5,950,818
5.75%, 8/15/2029 (a)	10,470,000	7,866,006
Altice France Holding SA 6.00%, 2/15/2028 (a) (e)	11,717,000	4,157,777
Altice France SA:
5.13%, 1/15/2029 (a) (e)	2,426,000	2,073,672
5.13%, 7/15/2029 (a)	11,000,000	9,490,030
5.50%, 1/15/2028 (a)	3,258,000	2,861,338
5.50%, 10/15/2029 (a)	10,550,000	9,116,677
8.13%, 2/1/2027 (a) (e)	10,128,000	9,467,452
Ciena Corp. 4.00%, 1/31/2030 (a)	2,129,000	2,032,322
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	5,806,000	5,768,319
7.13%, 7/1/2028 (a) (b)	2,779,000	2,790,199
8.25%, 3/1/2027 (a) (b)	5,481,850	5,543,466
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	2,836,000	2,814,078
Security Description	Principal Amount	Value
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	$12,806,000	$13,459,106
Connect Holding II LLC 10.50%, 4/3/2031 (a) (b)	5,191,000	5,186,640
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	1,802,000	1,831,283
EchoStar Corp. 10.75%, 11/30/2029	32,148,000	35,371,158
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	13,734,000	13,704,060
5.88%, 10/15/2027 (a)	5,439,000	5,439,544
5.88%, 11/1/2029	1,149,685	1,162,504
6.00%, 1/15/2030 (a)	5,224,000	5,287,472
6.75%, 5/1/2029 (a)	9,493,000	9,588,595
8.75%, 5/15/2030 (a)	5,566,000	5,815,579
GoTo Group, Inc.:
5.50%, 5/1/2028 (a) (b)	3,318,837	2,689,088
5.50%, 5/1/2028 (a)	2,751,822	897,672
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	5,307,000	5,202,983
6.63%, 8/1/2026 (b)	4,593,500	4,372,782
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	3,450,000	2,998,843
3.75%, 7/15/2029 (a)	3,416,000	2,926,795
4.50%, 4/1/2030 (a)	94,000	86,055
4.88%, 6/15/2029 (a)	5,645,000	5,350,613
6.88%, 6/30/2033 (a)	2,325,000	2,370,407
Maya SAS/Paris France 7.00%, 10/15/2028 (a)	5,329,000	5,423,004
RCN Corp. Zero Coupon, 4/15/2023 (e) (f)	154,000	—
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	3,478,000	2,792,625
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	5,406,500	5,389,956
6.50%, 7/15/2028 (a)	4,086,000	3,990,755
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	4,312,000	4,066,475
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	6,725,000	6,494,400
9.25%, 3/9/2030 (a) (b)	3,856,848	3,681,786
13.75%, 9/9/2030 (a)	3,977,993	3,759,204
Zegona Finance PLC 8.63%, 7/15/2029 (a)	4,376,000	4,663,678
		233,935,216
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	2,183,000	2,271,237
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	6,445,000	2,642,321

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	$1,537,000	$1,461,549
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	5,553,000	5,770,456
RXO, Inc. 7.50%, 11/15/2027 (a)	4,773,000	4,870,321
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,154,000	4,976,857
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,702,000	4,568,087
		26,560,828
TRUCKING & LEASING — 0.1%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	7,011,000	7,016,258
TOTAL CORPORATE BONDS & NOTES (Cost $4,825,600,942)		4,839,285,356
	Shares
COMMON STOCKS — 0.0% *
AIRLINES — 0.0% *
Spirit Aviation Holdings, Inc. (g)	5	2
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (f) (g)	1,017,249	—
Abengoa SA Class B (f) (g)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	9,870	59,220
MEDIA — 0.0% *
Clear Channel Outdoor Holdings, Inc. (g)	70,012	110,619
iHeartMedia, Inc. Class A (g)	29,774	85,451
		196,070
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (f) (g)	4,342	—
TOTAL COMMON STOCKS (Cost $10,444,475)		255,292
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.06%, 12/31/2030 (h)	$2,276,099	2,276,100
Security Description	Principal Amount	Value
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.78%, 9/25/2029 (h)	$5,132,408	$4,157,250
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,094,944)		6,433,350
	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (f) (g) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (i) (j)	42,022,050	42,022,050
State Street Navigator Securities Lending Portfolio II (k) (l)	404,361,945	404,361,945
TOTAL SHORT-TERM INVESTMENTS (Cost $446,383,995)		446,383,995
TOTAL INVESTMENTS — 106.8% (Cost $5,289,524,356)		5,292,357,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(337,023,987)
NET ASSETS — 100.0%		$4,955,334,006
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 83.0% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(h)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,839,285,356	$0(a)	$4,839,285,356
Common Stocks	196,072	—	59,220	255,292
Senior Floating Rate Loans	—	6,433,350	—	6,433,350
Warrants	—	—	0(a)	0
Short-Term Investments	446,383,995	—	—	446,383,995
TOTAL INVESTMENTS	$446,580,067	$4,845,718,706	$59,220	$5,292,357,993
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	61,368,465	$61,368,465	$232,032,534	$251,378,949	$—	$—	42,022,050	$42,022,050	$505,206
State Street Navigator Securities Lending Portfolio II	379,842,597	379,842,597	223,686,115	199,166,767	—	—	404,361,945	404,361,945	1,262,738
Total		$441,211,062	$455,718,649	$450,545,716	$—	$—		$446,383,995	$1,767,944
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 3.3%
Australia Government Bonds:
2.25%, 5/21/2028	AUD	5,625,000	$3,609,568
2.75%, 11/21/2027	AUD	5,375,000	3,507,920
4.75%, 4/21/2027	AUD	7,669,000	5,178,334
			12,295,822
AUSTRIA — 2.9%
Republic of Austria Government Bonds:
0.50%, 4/20/2027	EUR	2,255,000	2,588,206
0.75%, 10/20/2026	EUR	2,263,000	2,624,723
0.75%, 2/20/2028	EUR	2,350,000	2,673,442
6.25%, 7/15/2027	EUR	2,354,000	2,966,660
			10,853,031
BELGIUM — 3.4%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,550,000	1,744,504
0.80%, 6/22/2027	EUR	2,127,000	2,446,063
0.80%, 6/22/2028	EUR	2,635,000	2,981,215
5.50%, 3/28/2028	EUR	4,478,000	5,678,612
			12,850,394
CANADA — 4.5%
Canada Government Bonds:
1.00%, 9/1/2026	CAD	1,779,000	1,262,177
1.00%, 6/1/2027	CAD	1,530,000	1,073,452
1.25%, 3/1/2027	CAD	1,382,000	976,727
2.00%, 6/1/2028	CAD	1,450,000	1,028,704
2.50%, 8/1/2027	CAD	975,000	701,111
2.50%, 11/1/2027	CAD	225,000	161,785
2.75%, 5/1/2027	CAD	4,203,000	3,033,839
2.75%, 9/1/2027	CAD	1,805,000	1,303,870
3.00%, 2/1/2027	CAD	4,206,000	3,044,136
3.25%, 11/1/2026	CAD	3,371,000	2,443,575
3.50%, 3/1/2028	CAD	2,475,000	1,820,105
			16,849,481
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos Zero Coupon, 5/6/2027	CLP	1,065,000,000	1,031,536
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	6,100,000	853,182
1.35%, 9/25/2026	CNY	5,100,000	716,011
1.38%, 6/15/2027	CNY	4,720,000	662,456
1.42%, 11/15/2027	CNY	4,200,000	589,425
1.42%, 8/15/2028	CNY	850,000	119,008
1.45%, 2/25/2028	CNY	6,400,000	898,914
Security Description		Principal Amount	Value
1.46%, 5/25/2028	CNY	3,000,000	$421,558
1.59%, 3/15/2027	CNY	5,020,000	706,780
1.62%, 8/15/2027	CNY	6,140,000	865,094
1.85%, 5/15/2027	CNY	4,800,000	678,556
2.04%, 2/25/2027	CNY	5,050,000	715,332
2.37%, 1/20/2027	CNY	2,450,000	348,349
2.39%, 11/15/2026	CNY	5,000,000	710,064
2.44%, 10/15/2027	CNY	6,250,000	893,860
2.48%, 4/15/2027	CNY	3,000,000	428,169
2.50%, 7/25/2027	CNY	5,720,000	816,980
2.62%, 4/15/2028	CNY	7,000,000	1,011,142
2.64%, 1/15/2028	CNY	4,000,000	576,612
2.85%, 6/4/2027	CNY	8,700,000	1,252,192
3.01%, 5/13/2028	CNY	4,600,000	672,813
3.12%, 12/5/2026	CNY	3,450,000	495,502
3.28%, 12/3/2027	CNY	4,000,000	585,621
3.52%, 5/4/2027	CNY	5,000,000	728,234
3.59%, 8/3/2027	CNY	1,500,000	219,937
3.69%, 5/17/2028	CNY	6,000,000	897,111
3.85%, 2/1/2028	CNY	1,000,000	149,196
			17,012,098
CROATIA — 0.5%
Croatia Government Bonds 2.65%, 3/10/2027	EUR	250,000	295,492
Croatia Government International Bonds:
2.70%, 6/15/2028	EUR	265,000	314,365
3.00%, 3/20/2027	EUR	1,075,000	1,279,401
			1,889,258
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 1.50%, 4/16/2027	EUR	125,000	145,298
Series EMTN, 2.38%, 9/25/2028	EUR	225,000	264,146
Series EMTN, 4.25%, 11/4/2025	EUR	75,000	87,788
			497,232
CZECH REPUBLIC — 0.6%
Czech Republic Government Bonds:
0.25%, 2/10/2027	CZK	25,340,000	1,171,611
2.50%, 8/25/2028	CZK	23,000,000	1,072,830
			2,244,441
DENMARK — 0.6%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	9,252,000	1,418,961
2.25%, 11/15/2026	DKK	5,325,000	844,087
			2,263,048

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FINLAND — 1.2%
Finland Government Bonds:
0.50%, 9/15/2027	EUR	1,075,000	$1,225,034
0.50%, 9/15/2028	EUR	950,000	1,061,453
1.38%, 4/15/2027	EUR	738,000	858,461
2.75%, 7/4/2028	EUR	1,200,000	1,433,056
			4,578,004
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	1,730,000	1,974,865
0.25%, 11/25/2026	EUR	1,215,000	1,398,617
0.75%, 2/25/2028	EUR	1,997,000	2,264,977
0.75%, 5/25/2028	EUR	2,575,000	2,906,850
1.00%, 5/25/2027	EUR	1,657,000	1,912,511
2.40%, 9/24/2028	EUR	1,025,000	1,205,338
2.50%, 9/24/2027	EUR	2,381,000	2,815,359
2.75%, 10/25/2027	EUR	3,199,000	3,801,181
			18,279,698
GERMANY — 4.6%
Bundesobligation:
Zero Coupon, 10/9/2026	EUR	1,099,000	1,265,977
Zero Coupon, 4/16/2027	EUR	1,230,000	1,402,203
1.30%, 10/15/2027	EUR	1,785,000	2,069,140
2.20%, 4/13/2028	EUR	1,375,000	1,622,401
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	1,225,000	1,380,342
0.25%, 2/15/2027	EUR	1,125,000	1,291,506
0.25%, 8/15/2028	EUR	725,000	809,490
0.50%, 8/15/2027	EUR	1,566,000	1,789,945
0.50%, 2/15/2028	EUR	1,525,000	1,729,732
5.63%, 1/4/2028	EUR	365,000	462,593
Bundesschatzanweisungen:
1.70%, 6/10/2027	EUR	580,000	678,005
2.00%, 12/10/2026	EUR	1,060,000	1,245,565
2.20%, 3/11/2027	EUR	1,140,000	1,343,207
			17,090,106
GREECE — 0.7%
Hellenic Republic Government Bonds:
2.00%, 4/22/2027	EUR	375,000	440,478
3.75%, 1/30/2028	EUR	900,000	1,094,742
3.88%, 6/15/2028	EUR	885,000	1,082,460
			2,617,680
Security Description		Principal Amount	Value
HONG KONG — 0.2%
Hong Kong Government Bonds Programme 1.25%, 6/29/2027	HKD	1,550,000	$195,032
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	2,100,000	271,130
2.89%, 10/25/2027	HKD	1,500,000	194,016
			660,178
HUNGARY — 0.6%
Hungary Government Bonds:
2.75%, 12/22/2026	HUF	90,700,000	263,018
3.00%, 10/27/2027	HUF	165,000,000	466,788
4.50%, 3/23/2028	HUF	292,000,000	843,499
9.50%, 10/21/2026	HUF	202,370,000	629,545
			2,202,850
INDONESIA — 1.8%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	17,933,000,000	1,076,131
6.13%, 5/15/2028	IDR	17,090,000,000	1,049,181
6.38%, 8/15/2028	IDR	19,350,000,000	1,197,297
7.00%, 5/15/2027	IDR	22,442,000,000	1,386,812
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	18,500,000,000	1,129,086
6.00%, 1/15/2027	IDR	13,396,000,000	812,069
			6,650,576
IRELAND — 0.8%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	1,200,000	1,369,169
0.90%, 5/15/2028	EUR	1,415,000	1,612,297
			2,981,466
ISRAEL — 1.5%
Israel Government Bonds - Fixed:
2.00%, 3/31/2027	ILS	4,090,000	1,203,585
2.25%, 9/28/2028	ILS	6,250,000	1,803,745
3.75%, 9/30/2027	ILS	6,450,000	1,944,152
6.25%, 10/30/2026	ILS	2,750,000	852,307
			5,803,789
ITALY — 5.1%
Italy Buoni Poliennali Del Tesoro:
0.25%, 3/15/2028	EUR	885,000	990,855
0.50%, 7/15/2028	EUR	425,000	475,265
0.85%, 1/15/2027	EUR	759,000	878,624
0.95%, 9/15/2027	EUR	1,365,000	1,567,509
1.10%, 4/1/2027	EUR	1,120,000	1,296,523
1.25%, 12/1/2026	EUR	899,000	1,047,346
2.00%, 2/1/2028	EUR	1,400,000	1,637,597

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.05%, 8/1/2027	EUR	699,000	$820,171
2.20%, 6/1/2027	EUR	535,000	629,854
2.55%, 2/25/2027	EUR	1,005,000	1,187,144
2.65%, 12/1/2027	EUR	1,048,000	1,242,236
2.65%, 6/15/2028	EUR	1,000,000	1,184,035
2.70%, 10/15/2027	EUR	745,000	883,351
2.95%, 2/15/2027	EUR	895,000	1,062,867
3.40%, 4/1/2028	EUR	850,000	1,025,552
3.45%, 7/15/2027	EUR	1,286,000	1,543,904
4.75%, 9/1/2028	EUR	1,325,000	1,661,648
			19,134,481
JAPAN — 23.0%
Japan Government Five Year Bonds:
0.01%, 12/20/2026	JPY	483,600,000	3,242,021
0.01%, 3/20/2027	JPY	446,200,000	2,983,801
0.01%, 6/20/2027	JPY	553,500,000	3,690,725
0.10%, 3/20/2027	JPY	195,000,000	1,305,814
0.10%, 9/20/2027	JPY	507,550,000	3,381,582
0.10%, 3/20/2028	JPY	368,000,000	2,438,964
0.10%, 6/20/2028	JPY	189,000,000	1,248,960
0.20%, 12/20/2027	JPY	355,000,000	2,364,704
0.20%, 3/20/2028	JPY	195,000,000	1,295,594
0.20%, 6/20/2028	JPY	230,000,000	1,524,010
0.30%, 12/20/2027	JPY	220,000,000	1,468,683
0.30%, 6/20/2028	JPY	250,000,000	1,661,069
0.30%, 9/20/2028	JPY	200,000,000	1,325,524
0.40%, 9/20/2028	JPY	388,000,000	2,578,768
Japan Government Ten Year Bonds:
0.10%, 12/20/2026	JPY	595,000,000	3,993,552
0.10%, 3/20/2027	JPY	591,500,000	3,960,969
0.10%, 6/20/2027	JPY	535,000,000	3,573,163
0.10%, 9/20/2027	JPY	540,000,000	3,597,782
0.10%, 12/20/2027	JPY	541,000,000	3,595,726
0.10%, 3/20/2028	JPY	680,000,000	4,506,781
0.10%, 6/20/2028	JPY	550,000,000	3,634,540
0.10%, 9/20/2028	JPY	550,000,000	3,623,702
Japan Government Twenty Year Bonds:
2.00%, 3/20/2027	JPY	50,000,000	344,162
2.10%, 12/20/2026	JPY	150,000,000	1,031,276
2.10%, 3/20/2027	JPY	200,000,000	1,378,596
2.10%, 6/20/2027	JPY	80,550,000	556,495
2.10%, 9/20/2027	JPY	50,000,000	346,308
2.10%, 12/20/2027	JPY	240,000,000	1,666,211
2.20%, 9/20/2027	JPY	170,000,000	1,179,646
2.20%, 3/20/2028	JPY	200,000,000	1,394,617
2.30%, 6/20/2027	JPY	103,650,000	718,458
2.40%, 3/20/2028	JPY	50,000,000	350,276
Japan Government Two Year Bonds:
0.40%, 10/1/2026	JPY	175,000,000	1,180,321
0.50%, 11/1/2026	JPY	195,000,000	1,315,981
0.60%, 12/1/2026	JPY	190,000,000	1,283,203
Security Description		Principal Amount	Value
0.60%, 1/1/2027	JPY	240,000,000	$1,620,254
0.70%, 2/1/2027	JPY	175,000,000	1,182,561
0.70%, 5/1/2027	JPY	205,000,000	1,383,953
0.70%, 7/1/2027	JPY	250,000,000	1,686,461
0.80%, 3/1/2027	JPY	175,000,000	1,183,805
0.80%, 6/1/2027	JPY	203,000,000	1,372,210
0.90%, 4/1/2027	JPY	208,000,000	1,408,811
0.90%, 8/1/2027	JPY	204,000,000	1,380,490
0.90%, 9/1/2027	JPY	200,000,000	1,353,055
			86,313,584
LATVIA — 0.3%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	250,000	288,776
Series GMTN, 1.13%, 5/30/2028	EUR	250,000	283,671
Series GMTN, 3.50%, 1/17/2028	EUR	200,000	240,953
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	240,681
			1,054,081
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.95%, 5/26/2027	EUR	100,000	114,816
Series EMTN, 2.13%, 10/29/2026 (a)	EUR	200,000	234,687
Series EMTN, 4.13%, 4/25/2028	EUR	250,000	305,596
			655,099
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	100,000	114,767
0.63%, 2/1/2027	EUR	632,000	728,327
			843,094
MALAYSIA — 2.2%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	6,250,000	1,496,056
3.52%, 4/20/2028	MYR	2,775,000	665,453
3.73%, 6/15/2028	MYR	6,650,000	1,603,972
3.90%, 11/30/2026	MYR	3,450,000	829,738
3.90%, 11/16/2027	MYR	3,530,000	852,908
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,825,000	914,809
3.60%, 7/31/2028	MYR	4,275,000	1,027,660
3.90%, 6/15/2027	MYR	1,130,000	272,062

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.26%, 7/26/2027	MYR	2,275,000	$551,945
			8,214,603
MEXICO — 2.1%
Mexico Bonos:
5.50%, 3/4/2027	MXN	44,350,000	2,353,391
7.50%, 6/3/2027	MXN	53,800,000	2,932,126
8.50%, 3/2/2028	MXN	49,200,000	2,721,680
			8,007,197
NETHERLANDS — 3.3%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	2,240,000	2,565,147
0.75%, 7/15/2027	EUR	2,408,000	2,766,145
0.75%, 7/15/2028	EUR	3,275,000	3,703,993
5.50%, 1/15/2028	EUR	2,760,000	3,487,541
			12,522,826
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,830,000	991,279
4.50%, 4/15/2027	NZD	3,608,000	2,150,837
			3,142,116
NORWAY — 0.5%
Norway Government Bonds:
1.75%, 2/17/2027	NOK	8,900,000	867,454
2.00%, 4/26/2028	NOK	8,950,000	856,808
			1,724,262
PERU — 0.1%
Peru Government Bonds:
6.35%, 8/12/2028	PEN	250,000	76,270
8.20%, 8/12/2026	PEN	375,000	111,890
			188,160
POLAND — 2.8%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2027	PLN	2,960,000	774,109
Zero Coupon, 1/25/2028	PLN	1,750,000	437,214
0.25%, 10/25/2026	PLN	2,183,000	579,859
2.50%, 7/25/2027	PLN	6,903,000	1,845,985
2.75%, 4/25/2028	PLN	5,825,000	1,546,016
3.75%, 5/25/2027	PLN	7,375,000	2,020,566
7.50%, 7/25/2028	PLN	10,900,000	3,245,225
			10,448,974
PORTUGAL — 0.8%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	740,000	846,636
Security Description		Principal Amount	Value
4.13%, 4/14/2027	EUR	1,885,000	$2,283,760
			3,130,396
ROMANIA — 0.9%
Romania Government Bonds:
2.50%, 10/25/2027	RON	2,025,000	427,683
4.15%, 1/26/2028	RON	3,295,000	713,212
5.80%, 7/26/2027	RON	2,500,000	564,955
6.30%, 4/26/2028	RON	1,000,000	225,642
7.20%, 10/28/2026	RON	1,755,000	407,067
7.20%, 5/31/2027	RON	4,195,000	971,142
			3,309,701
SINGAPORE — 1.5%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	1,605,000	1,241,846
2.63%, 5/1/2028	SGD	1,290,000	1,027,639
2.88%, 9/1/2027	SGD	1,225,000	974,527
2.88%, 8/1/2028	SGD	825,000	663,290
3.50%, 3/1/2027	SGD	2,275,000	1,814,071
			5,721,373
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	254,000	288,292
1.00%, 6/12/2028	EUR	450,000	510,502
1.38%, 1/21/2027	EUR	375,000	436,174
3.00%, 2/7/2028	EUR	475,000	567,423
			1,802,391
SLOVENIA — 0.3%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	375,000	430,060
1.25%, 3/22/2027	EUR	475,000	552,545
			982,605
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.50%, 12/10/2026	KRW	1,590,000,000	1,121,223
2.13%, 6/10/2027	KRW	1,276,000,000	903,447
2.25%, 6/10/2028	KRW	2,885,000,000	2,037,609
2.38%, 3/10/2027	KRW	2,609,000,000	1,856,836
2.38%, 12/10/2027	KRW	1,220,000,000	865,860
2.63%, 3/10/2027	KRW	2,246,000,000	1,604,121
2.63%, 6/10/2028	KRW	1,360,000,000	969,423
2.88%, 12/10/2027	KRW	1,748,000,000	1,253,778
3.13%, 9/10/2027	KRW	1,377,000,000	991,707
3.25%, 6/10/2027	KRW	1,770,000,000	1,276,557
3.25%, 3/10/2028	KRW	1,824,000,000	1,319,758
3.50%, 9/10/2028	KRW	1,400,000,000	1,022,248
3.88%, 12/10/2026	KRW	1,800,000,000	1,304,858
5.25%, 3/10/2027	KRW	275,000,000	203,651

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 3/10/2028	KRW	500,000,000	$380,626
			17,111,702
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	1,408,000	1,609,658
Zero Coupon, 1/31/2028	EUR	1,445,000	1,615,280
0.80%, 7/30/2027	EUR	1,286,000	1,476,468
1.30%, 10/31/2026	EUR	1,363,000	1,588,285
1.40%, 4/30/2028	EUR	1,830,000	2,108,569
1.40%, 7/30/2028	EUR	1,750,000	2,009,182
1.45%, 10/31/2027	EUR	1,524,000	1,767,066
1.50%, 4/30/2027	EUR	1,580,000	1,839,836
2.40%, 5/31/2028	EUR	1,200,000	1,415,604
2.50%, 5/31/2027	EUR	1,553,000	1,836,552
			17,266,500
SWEDEN — 0.8%
Sweden Government Bonds:
0.75%, 5/12/2028	SEK	13,050,000	1,346,775
1.00%, 11/12/2026	SEK	15,480,000	1,629,921
			2,976,696
SWITZERLAND — 0.5%
Swiss Confederation Government Bonds:
3.25%, 6/27/2027	CHF	165,000	219,604
4.00%, 4/8/2028	CHF	1,240,000	1,720,354
			1,939,958
THAILAND — 2.3%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	58,600,000	1,802,995
2.05%, 4/17/2028	THB	39,100,000	1,233,076
2.13%, 12/17/2026	THB	35,550,000	1,109,480
2.25%, 3/17/2027	THB	42,650,000	1,336,599
2.40%, 11/17/2027	THB	41,950,000	1,327,756
2.65%, 6/17/2028	THB	54,800,000	1,756,917
3.58%, 12/17/2027	THB	5,500,000	178,726
			8,745,549
UNITED KINGDOM — 4.5%
U.K. Gilts:
0.13%, 1/31/2028	GBP	1,300,000	1,609,014
0.38%, 10/22/2026	GBP	1,165,000	1,513,557
1.25%, 7/22/2027	GBP	1,600,000	2,057,290
3.75%, 3/7/2027	GBP	2,090,000	2,804,142
4.13%, 1/29/2027	GBP	1,652,000	2,227,151
4.25%, 12/7/2027	GBP	250,000	339,542
4.38%, 3/7/2028	GBP	2,560,000	3,474,753
Security Description		Principal Amount	Value
4.50%, 6/7/2028	GBP	2,150,000	$2,931,597
			16,957,046
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $365,163,719)			370,843,082
	Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	233,981	233,981
State Street Navigator Securities Lending Portfolio II (d) (e)	161,104	161,104
TOTAL SHORT-TERM INVESTMENTS (Cost $395,085)		395,085
TOTAL INVESTMENTS — 99.0% (Cost $365,558,624)		371,238,167
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,574,739
NET ASSETS — 100.0%		$374,812,906
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$370,843,082	$—	$370,843,082
Short-Term Investments	395,085	—	—	395,085
TOTAL INVESTMENTS	$395,085	$370,843,082	$—	$371,238,167

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	58,364	$58,364	$270,758,616	$270,582,999	$—	$—	233,981	$233,981	$77,867
State Street Navigator Securities Lending Portfolio II	—	—	613,816	452,712	—	—	161,104	161,104	73
Total		$58,364	$271,372,432	$271,035,711	$—	$—		$395,085	$77,940
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	2,513,051	$1,497,993
0.75%, 11/21/2027	AUD	5,022,018	3,308,672
1.00%, 2/21/2050	AUD	3,162,827	1,467,458
1.25%, 8/21/2040	AUD	4,159,343	2,381,227
2.00%, 8/21/2035	AUD	4,814,108	3,187,879
2.50%, 9/20/2030	AUD	5,668,224	3,947,158
			15,790,387
BRAZIL — 7.5%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	3,183,759	581,940
6.00%, 5/15/2027	BRL	10,324,475	1,869,127
6.00%, 8/15/2028	BRL	16,601,028	2,960,459
6.00%, 5/15/2029	BRL	8,641,631	1,533,820
6.00%, 8/15/2030	BRL	18,602,247	3,250,373
6.00%, 8/15/2032	BRL	7,959,397	1,363,231
6.00%, 5/15/2033	BRL	1,364,468	232,599
6.00%, 5/15/2035	BRL	16,828,439	2,847,897
6.00%, 8/15/2040	BRL	9,892,393	1,650,294
6.00%, 5/15/2045	BRL	14,736,255	2,422,839
6.00%, 8/15/2050	BRL	9,596,758	1,564,339
6.00%, 5/15/2055	BRL	13,371,787	2,163,478
6.00%, 8/15/2060	BRL	19,785,900	3,169,100
			25,609,496
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	1,151,007	562,765
0.50%, 12/1/2050	CAD	2,898,888	1,580,997
1.25%, 12/1/2047	CAD	3,415,617	2,265,254
1.50%, 12/1/2044	CAD	3,473,114	2,447,022
2.00%, 12/1/2041	CAD	1,630,772	1,246,253
3.00%, 12/1/2036	CAD	2,825,659	2,378,827
4.00%, 12/1/2031	CAD	3,478,729	2,950,400
4.25%, 12/1/2026	CAD	2,735,357	2,048,775
			15,480,293
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	2,546,824,425	2,490,047
Zero Coupon, 10/1/2033	CLP	888,427,127	767,272
1.90%, 9/1/2030	CLP	2,369,139,000	2,428,771
2.00%, 3/1/2035	CLP	2,369,139,000	2,394,237
2.10%, 7/15/2050	CLP	1,934,796,850	1,865,955
2.80%, 11/1/2055	CLP	1,105,598,200	1,238,812
3.00%, 1/1/2044	CLP	2,823,223,975	3,170,159
Security Description		Principal Amount	Value
3.40%, 10/1/2039	CLP	1,066,112,550	$1,217,263
			15,572,516
COLOMBIA — 4.5%
Colombia TES:
2.25%, 4/18/2029	COP	9,351,877,756	2,138,025
3.00%, 3/25/2033	COP	5,919,409,500	1,252,124
3.30%, 3/17/2027	COP	8,393,722,671	2,087,960
3.75%, 2/25/2037	COP	18,942,110,400	3,910,587
3.75%, 6/16/2049	COP	10,083,911,397	1,851,377
4.75%, 4/4/2035	COP	10,564,567,448	2,466,798
5.00%, 3/20/2041	COP	3,551,645,700	796,232
5.25%, 5/19/2055	COP	3,551,645,700	796,541
			15,299,644
FRANCE — 8.2%
French Republic Government Bonds OAT:
0.10%, 3/1/2028	EUR	1,912,536	2,196,443
0.10%, 3/1/2029	EUR	2,680,878	3,077,895
0.10%, 7/25/2031	EUR	1,361,188	1,515,427
0.10%, 3/1/2032	EUR	886,622	956,459
0.10%, 3/1/2036	EUR	1,189,929	1,175,718
0.10%, 7/25/2036	EUR	1,772,183	1,772,049
0.10%, 7/25/2038	EUR	877,372	835,555
0.10%, 7/25/2047	EUR	1,058,494	820,364
0.10%, 7/25/2053	EUR	1,263,176	869,314
0.55%, 3/1/2039	EUR	639,480	628,537
0.60%, 7/25/2034	EUR	207,989	227,598
0.70%, 7/25/2030	EUR	1,414,589	1,648,845
0.95%, 7/25/2043	EUR	1,412,478	1,409,384
1.80%, 7/25/2040	EUR	1,760,984	2,059,430
1.85%, 7/25/2027	EUR	2,818,591	3,402,257
3.15%, 7/25/2032	EUR	2,647,852	3,520,663
3.40%, 7/25/2029	EUR	1,511,787	1,930,182
			28,046,120
GERMANY — 4.5%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2033	EUR	3,471,132	3,878,117
0.10%, 4/15/2046	EUR	4,494,884	4,118,979
0.50%, 4/15/2030	EUR	6,384,554	7,456,989
			15,454,085
ISRAEL — 4.6%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	2,828,633	838,507
0.10%, 11/30/2031	ILS	9,203,150	2,497,097
0.50%, 5/31/2029	ILS	9,143,775	2,629,209
0.50%, 11/30/2051	ILS	7,948,331	1,621,596
0.75%, 5/31/2027	ILS	6,542,609	1,937,889
1.00%, 5/31/2045	ILS	5,565,803	1,395,868
1.10%, 10/31/2028	ILS	6,551,400	1,930,893
1.60%, 10/31/2033	ILS	1,705,307	502,931

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 8/30/2041	ILS	5,463,170	$1,817,661
4.00%, 5/30/2036	ILS	1,785,222	646,947
			15,818,598
ITALY — 5.6%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	2,722,779	2,884,860
0.15%, 5/15/2051	EUR	798,049	555,399
0.40%, 5/15/2030	EUR	1,809,582	2,068,484
1.25%, 9/15/2032	EUR	1,737,077	2,040,320
1.30%, 5/15/2028	EUR	563,512	670,862
1.50%, 5/15/2029	EUR	1,680,899	2,013,188
1.80%, 5/15/2036	EUR	625,607	730,774
2.35%, 9/15/2035	EUR	2,731,913	3,443,278
2.40%, 5/15/2039	EUR	830,711	1,008,988
2.55%, 9/15/2041	EUR	2,112,288	2,640,625
3.10%, 9/15/2026	EUR	958,807	1,155,966
			19,212,744
JAPAN — 4.5%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	246,487,930	1,696,533
0.01%, 3/10/2033	JPY	495,843,920	3,391,621
0.01%, 3/10/2034	JPY	354,305,120	2,392,990
0.10%, 3/10/2027	JPY	260,896,752	1,803,144
0.10%, 3/10/2028	JPY	422,839,145	2,909,240
0.10%, 3/10/2029	JPY	487,362,375	3,364,528
			15,558,056
MEXICO — 5.3%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	51,560,528	2,541,196
3.00%, 12/3/2026	MXN	22,146,230	1,197,577
3.25%, 11/12/2043	MXN	18,811,514	856,652
4.00%, 11/30/2028	MXN	26,763,591	1,452,176
4.00%, 8/30/2029	MXN	8,550,668	456,697
4.00%, 8/24/2034	MXN	30,354,871	1,579,530
4.00%, 11/15/2040	MXN	24,805,488	1,267,072
4.00%, 11/8/2046	MXN	41,470,740	2,118,045
4.00%, 11/3/2050	MXN	58,572,076	2,960,857
4.00%, 10/29/2054	MXN	20,521,603	1,031,884
4.50%, 11/22/2035	MXN	51,218,501	2,763,327
			18,225,013
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	7,719,991	4,524,739
2.50%, 9/20/2040	NZD	3,673,767	2,048,894
3.00%, 9/20/2030	NZD	4,857,804	3,012,112
3.25%, 9/20/2050	NZD	1,201,070	713,572
			10,299,317
Security Description		Principal Amount	Value
POLAND — 1.3%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	18,181,174	$4,472,814
SOUTH AFRICA — 4.6%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	22,734,139	1,214,513
1.88%, 2/28/2033	ZAR	26,671,682	1,273,393
2.25%, 1/31/2038	ZAR	53,546,698	2,352,498
2.50%, 3/31/2046	ZAR	52,119,448	2,089,811
2.50%, 12/31/2050	ZAR	71,731,504	2,725,283
2.60%, 3/31/2028	ZAR	15,742,787	877,766
3.45%, 12/7/2033	ZAR	46,457,620	2,452,319
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	17,522,904	1,010,774
5.13%, 1/31/2043	ZAR	19,934,044	1,194,985
5.13%, 1/31/2058	ZAR	10,833,719	651,713
			15,843,055
SOUTH KOREA — 0.8%
Korea Treasury Bonds Inflation-Linked:
0.75%, 6/10/2034	KRW	766,837,500	554,880
1.00%, 6/10/2026	KRW	131,756,760	94,875
1.63%, 6/10/2032	KRW	1,601,313,400	1,259,605
1.75%, 6/10/2028	KRW	1,131,590,400	847,864
			2,757,224
SPAIN — 4.5%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,876,659	4,569,818
0.70%, 11/30/2033	EUR	4,632,037	5,225,743
1.00%, 11/30/2030	EUR	2,402,462	2,842,079
1.15%, 11/30/2036	EUR	839,006	948,459
2.05%, 11/30/2039	EUR	1,472,408	1,798,106
			15,384,205
SWEDEN — 3.8%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	8,066,708	845,822
0.13%, 12/1/2027	SEK	23,585,503	2,447,031
0.13%, 6/1/2030	SEK	24,607,378	2,519,130
0.13%, 6/1/2032	SEK	20,759,912	2,114,303
0.13%, 6/1/2039	SEK	10,329,524	950,508
3.50%, 12/1/2028	SEK	35,746,900	4,093,076
			12,969,870

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description		Principal Amount	Value
TURKEY — 4.3%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	12,281,934	$245,160
Zero Coupon, 2/11/2032	TRY	37,702,911	702,800
Zero Coupon, 8/4/2032	TRY	33,430,270	610,911
Zero Coupon, 1/12/2033	TRY	17,295,650	314,097
Zero Coupon, 9/7/2033	TRY	18,951,042	332,756
2.70%, 1/14/2026	TRY	28,177,110	665,725
2.90%, 7/7/2027	TRY	119,524,451	2,687,457
2.90%, 1/12/2028	TRY	89,244,128	1,980,861
3.00%, 8/18/2027	TRY	37,899,059	849,920
3.00%, 5/28/2031	TRY	196,363,666	4,462,049
3.30%, 6/28/2028	TRY	83,206,417	1,837,983
			14,689,719
UNITED KINGDOM — 17.7%
U.K. Inflation-Linked Gilts:
0.13%, 8/10/2028	GBP	2,605,010	3,461,822
0.13%, 3/22/2029	GBP	2,788,359	3,668,752
0.13%, 8/10/2031	GBP	2,206,379	2,824,792
0.13%, 11/22/2036	GBP	1,905,603	2,140,641
0.13%, 3/22/2039	GBP	1,847,813	1,927,406
0.13%, 8/10/2041	GBP	2,392,880	2,352,410
0.13%, 3/22/2044	GBP	2,554,909	2,314,987
0.13%, 3/22/2046	GBP	1,339,158	1,148,568
0.13%, 8/10/2048	GBP	1,611,020	1,308,884
0.13%, 3/22/2051	GBP	2,071,380	1,585,596
0.13%, 11/22/2056	GBP	1,088,636	755,566
0.13%, 11/22/2065	GBP	1,387,937	842,205
0.13%, 3/22/2068	GBP	2,228,346	1,323,870
0.13%, 3/22/2073	GBP	922,096	588,783
0.25%, 3/22/2052	GBP	2,013,516	1,573,330
0.38%, 3/22/2062	GBP	2,066,628	1,487,403
0.50%, 3/22/2050	GBP	1,808,040	1,580,430
0.63%, 3/22/2040	GBP	3,001,216	3,298,019
0.63%, 11/22/2042	GBP	1,873,348	1,957,363
0.63%, 3/22/2045	GBP	1,291,166	1,271,169
0.75%, 11/22/2033	GBP	2,085,054	2,667,496
0.75%, 3/22/2034	GBP	2,437,953	3,086,042
0.75%, 11/22/2047	GBP	1,593,170	1,554,247
1.13%, 9/22/2035	GBP	1,589,747	2,030,190
1.13%, 11/22/2037	GBP	1,546,314	1,913,173
1.25%, 11/22/2027	GBP	2,666,227	3,644,770
1.25%, 11/22/2032	GBP	445,177	599,981
Security Description		Principal Amount	Value
1.25%, 11/22/2054	GBP	1,587,759	$1,624,088
1.25%, 11/22/2055	GBP	2,070,867	2,113,030
1.88%, 9/22/2049	GBP	336,762	410,205
2.00%, 1/26/2035	GBP	1,524,800	2,104,081
4.13%, 7/22/2030	GBP	1,028,871	1,582,733
			60,742,032
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $380,050,389)			337,225,188
	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (a) (b) (Cost $9,554)	9,554	9,554
TOTAL INVESTMENTS — 98.4% (Cost $380,059,943)		337,234,742
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		5,579,096
NET ASSETS — 100.0%		$342,813,838
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$337,225,188	$—	$337,225,188
Short-Term Investment	9,554	—	—	9,554
TOTAL INVESTMENTS	$9,554	$337,225,188	$—	$337,234,742
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	123,691	$123,691	$77,224,870	$77,339,007	$—	$—	9,554	$9,554	$20,974
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.7%
ALABAMA — 1.9%
Alabama Corrections Institution Finance Authority Revenue, AL Series A, 5.25%, 7/1/2047	$2,000,000	$2,073,009
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2044	1,000,000	1,064,519
Alabama Housing Finance Authority Revenue, AL Series B, 5.13%, 10/1/2050	1,000,000	1,025,033
Alabama Public School & College Authority Revenue, AL Series A, 4.00%, 11/1/2040	1,000,000	982,867
Auburn University Revenue, AL Series B, 5.00%, 6/1/2036	1,000,000	1,140,925
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	1,000,000	1,022,227
Series B, 4.00%, 10/1/2052 (a)	2,000,000	2,024,027
Series B-1, VRN, 4.00%, 4/1/2053 (a)	1,000,000	1,019,410
Series C-1, VRN, 4.00%, 10/1/2052 (a)	1,000,000	1,012,013
Series B, 5.00%, 10/1/2035	1,900,000	1,984,220
Series D, 5.00%, 11/1/2033	1,150,000	1,239,873
Series E, 5.00%, 5/1/2029	1,775,000	1,876,742
Series A, VRN, 5.25%, 1/1/2054 (a)	1,685,000	1,810,132
Series A, VRN, 5.25%, 5/1/2056 (a)	3,000,000	3,120,539
Series B, VRN, 5.25%, 12/1/2053 (a)	2,000,000	2,178,007
Series C-1, VRN, 5.25%, 2/1/2053 (a)	2,120,000	2,264,279
Series D-1, VRN, 5.50%, 6/1/2049 (a)	4,930,000	5,283,695
City of Mobile, General Obligation, AL Series A, 5.00%, 2/15/2033	1,500,000	1,723,657
County of Jefferson Sewer Revenue, AL:
5.25%, 10/1/2042	1,000,000	1,060,864
5.25%, 10/1/2049	1,000,000	1,031,480
Energy Southeast A Cooperative District Revenue, AL:
Series A-1, VRN, 5.50%, 11/1/2053 (a)	2,000,000	2,201,050
Series B-1, VRN, 5.75%, 4/1/2054 (a)	1,000,000	1,120,436
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (a)	1,000,000	1,087,501
Security Description	Principal Amount	Value
Industrial Development Board of the City of Mobile Alabama Revenue, AL Series A, VRN, 3.38%, 6/1/2034 (a)	$3,005,000	$3,050,485
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (b)	1,000,000	1,033,037
Selma Industrial Development Board Revenue, AL Series A, VRN, 3.45%, 11/1/2033 (a)	1,000,000	1,005,461
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	2,500,000	2,710,351
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (a)	3,655,000	3,745,322
Series B, 4.00%, 12/1/2051 (a)	2,535,000	2,597,505
Series B-1, VRN, 5.00%, 5/1/2053 (a)	1,700,000	1,783,900
Series D, 5.00%, 9/1/2035	3,270,000	3,598,680
Series F, 5.25%, 11/1/2027	1,500,000	1,567,597
Series A-1, VRN, 5.50%, 1/1/2053 (a)	1,500,000	1,628,909
		62,067,752
ALASKA — 0.1%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 12/1/2030	1,000,000	1,106,626
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,226,556
		3,333,182
ARIZONA — 1.0%
Arizona Board of Regents Revenue, AZ:
5.00%, 6/1/2029	420,000	426,270
Series A, 5.50%, 7/1/2048	1,000,000	1,074,272
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	1,690,000	1,721,700
City of Lake Havasu City Wastewater System Revenue, General Obligation, AZ:
5.00%, 7/1/2037	1,500,000	1,698,707
5.00%, 7/1/2038	2,250,000	2,520,749
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,447,374

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty, Inc., 4.00%, 7/1/2043 (b)	$1,000,000	$956,521
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,292,612
5.00%, 7/1/2033	1,500,000	1,728,639
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2040	1,645,000	1,796,387
Maricopa County Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 1/1/2041	1,000,000	932,586
Series A, 4.00%, 1/1/2044	1,000,000	912,267
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	8,000,000	9,015,513
Series A, 5.00%, 1/1/2041	2,200,000	2,412,048
Series B, 5.00%, 1/1/2048	1,000,000	1,048,846
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2037	1,000,000	1,073,245
5.25%, 12/1/2027	2,000,000	2,076,074
Yuma Industrial Development Authority Revenue, AZ Series A, Assured Guaranty, Inc., 5.25%, 8/1/2044 (b)	1,000,000	1,058,525
		34,192,335
ARKANSAS — 0.1%
Arkansas Development Finance Authority Revenue, AR 5.00%, 12/1/2047	1,100,000	1,105,689
City of Fort Smith Sales & Use Tax Revenue, AR Assured Guaranty, Inc., 5.25%, 11/1/2050 (b) (c)	935,000	983,837
Little Rock School District, General Obligation, AR Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2034 (b)	2,000,000	1,722,988
University of Arkansas Revenue, AR Series B, 5.00%, 11/1/2036	1,000,000	1,122,321
		4,934,835
CALIFORNIA — 16.3%
Alameda Corridor Transportation Authority Revenue, CA:
Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2052 (b) (d)	2,000,000	1,144,863
Security Description	Principal Amount	Value
Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2053 (b)	$3,825,000	$972,664
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,000,000	1,087,083
Series A, 5.00%, 12/1/2030	5,000,000	5,682,838
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,516,777
Alta Loma School District, General Obligation, CA Series C, 4.00%, 8/1/2045	1,195,000	1,161,861
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	2,000,000	2,228,203
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	1,715,000	694,187
Series D, Zero Coupon, 8/1/2046	1,800,000	690,225
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (a)	2,460,000	2,394,766
Series F-1, 5.00%, 4/1/2045	1,045,000	1,131,454
Series S-11, 5.00%, 4/1/2034	4,000,000	4,725,338
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,000,000
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (a)	1,000,000	1,022,863
Series A-1, VRN, 4.00%, 5/1/2053 (a)	4,500,000	4,606,338
Series B-1, VRN, 4.00%, 2/1/2052 (a)	3,120,000	3,197,885
Series 2024H, VRN, 5.00%, 1/1/2056 (a)	1,995,000	2,225,683
Series A-1, VRN, 5.00%, 12/1/2053 (a)	1,500,000	1,596,715
Series A-1, 5.00%, 5/1/2054 (a)	5,000,000	5,404,508
Series B, 5.00%, 11/1/2033	2,535,000	2,751,437
Series B, VRN, 5.00%, 3/1/2056 (a)	1,380,000	1,513,226
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,423,074
Series C, VRN, 5.00%, 12/1/2055 (a)	3,280,000	3,520,490
Series D, 5.00%, 10/1/2055 (a)	2,500,000	2,688,724

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series E, VRN, 5.00%, 2/1/2055 (a)	$4,570,000	$4,988,682
Series E-1, 5.00%, 2/1/2054 (a)	2,000,000	2,151,722
Series F, VRN, 5.00%, 2/1/2055 (a)	2,000,000	2,178,094
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,133,824
Series G, VRN, 5.25%, 11/1/2054 (a)	2,265,000	2,456,112
Series D, 5.50%, 5/1/2054 (a)	2,000,000	2,135,623
California Educational Facilities Authority Revenue, CA:
Series A, 5.00%, 10/1/2055	1,500,000	1,575,201
Series V-5, VRN, 5.00%, 3/1/2055 (a)	2,600,000	3,061,205
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 11/15/2039	1,000,000	979,289
Series A, 4.00%, 8/15/2040	3,450,000	3,415,496
Series A, 4.00%, 4/1/2049	1,635,000	1,445,885
Series A-2, 4.00%, 11/1/2044	1,715,000	1,588,374
Series A, 5.00%, 12/1/2028	1,000,000	1,058,770
Series A, 5.00%, 11/15/2034	1,000,000	1,042,637
Series A, 5.00%, 12/1/2035	785,000	863,773
Series A, 5.00%, 12/1/2054	3,435,000	3,529,380
Series B, 5.00%, 8/15/2035	2,000,000	2,402,058
Series B, 5.00%, 11/15/2046	1,780,000	1,789,147
Series B-1, VRN, 5.00%, 11/15/2061 (a)	1,260,000	1,357,064
Series C, VRN, 5.00%, 10/1/2050 (a)	3,000,000	3,278,141
Series C, VRN, 5.25%, 10/1/2050 (a)	1,250,000	1,406,556
California Housing Finance Agency Revenue, CA:
3.25%, 8/20/2036	940,245	896,824
Series P, VRN, 3.25%, 6/1/2055 (a)	1,250,000	1,257,719
Series 2021-1, 3.50%, 11/20/2035	1,897,250	1,852,797
Series 2021-2, 3.75%, 3/25/2035	2,363,879	2,379,364
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (a)	2,000,000	2,003,787
4.00%, 10/1/2041	1,000,000	1,013,963
4.00%, 10/1/2046	3,080,000	3,015,248
4.00%, 10/1/2047	1,115,000	1,085,964
Series A, 5.00%, 6/1/2033	3,000,000	3,541,988
California Municipal Finance Authority Revenue, CA:
Series A-1, 3.15%, 8/1/2059 (a)	1,000,000	1,004,831
Series A, 5.00%, 10/1/2044	1,000,000	1,000,052
Security Description	Principal Amount	Value
California Pollution Control Financing Authority Revenue, CA 5.00%, 7/1/2039 (e)	$1,500,000	$1,532,819
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	1,500,000	1,369,152
Series C, 4.00%, 8/1/2037	2,000,000	2,046,007
Series B, 5.00%, 6/1/2027	2,000,000	2,086,472
Series C, 5.00%, 8/1/2033	1,145,000	1,287,903
Series D, 5.00%, 11/1/2034	4,500,000	5,219,740
Series A, 5.25%, 4/1/2038	1,790,000	2,078,880
California State University Revenue, CA:
Series A, 4.63%, 11/1/2056	3,000,000	3,055,462
Series A, 5.00%, 11/1/2035	2,500,000	3,000,006
Series A, 5.00%, 11/1/2044	2,610,000	2,840,053
Series A, 5.25%, 11/1/2056	5,000,000	5,412,542
California Statewide Communities Development Authority Revenue, CA:
Series 2004-MR, VRN, 5.00%, 4/1/2038 (a)	1,500,000	1,644,183
Series A, 5.00%, 3/1/2028	1,000,000	1,007,395
Series B-1, 5.00%, 9/2/2054	1,000,000	1,004,371
Series A, 5.25%, 12/1/2054	1,250,000	1,315,777
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	353,396
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	1,280,000	1,309,939
Series C, 5.00%, 8/1/2027	1,295,000	1,362,526
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	1,000,000	1,105,890
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,780,000	1,781,931
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	1,845,000	1,913,989
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,120,000	1,252,608
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	3,095,000	3,159,045
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2030	1,025,000	1,156,161
Series B, 5.00%, 5/15/2038	1,465,000	1,588,652
Series D, 5.00%, 5/15/2030	1,500,000	1,691,943

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 5/15/2035	$2,000,000	$2,371,696
Series D, 5.00%, 5/15/2044	1,000,000	1,078,158
Series E, 5.00%, 5/15/2044	2,000,000	2,156,317
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2034	1,750,000	2,086,306
Series A, 5.00%, 6/1/2035	1,000,000	1,193,507
Series A, 5.00%, 6/1/2055	1,000,000	1,054,377
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	2,720,000	3,033,940
Series A, 5.00%, 11/1/2030	1,500,000	1,714,915
Series A, 5.00%, 11/1/2031	3,000,000	3,497,021
Clovis Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2050	2,000,000	2,095,904
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,451,292
County of Sacramento Airport System Revenue, CA 5.25%, 7/1/2054	1,500,000	1,598,914
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2055	3,000,000	3,206,968
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	3,005,000	3,019,125
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,181
Elk Grove Unified School District, General Obligation, CA 4.00%, 8/1/2044	1,000,000	968,748
Foothill-De Anza Community College District, General Obligation, CA 4.00%, 8/1/2040	1,470,000	1,470,246
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.00%, 1/15/2046	1,635,000	1,511,108
Golden State Tobacco Securitization Corp. Revenue, CA Series A-1, 5.00%, 6/1/2051	2,000,000	1,970,215
Grossmont Union High School District, General Obligation, CA Series A-2, 4.00%, 8/1/2042	3,885,000	3,777,658
Irvine Facilities Financing Authority Revenue, CA Series A, 5.00%, 5/1/2034	2,000,000	2,021,552
Security Description	Principal Amount	Value
Long Beach Community College District, General Obligation, CA Series E, 5.00%, 8/1/2052	$1,800,000	$1,915,753
Long Beach Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2040	1,000,000	999,762
Los Angeles Community College District, General Obligation, CA:
Series J, 4.00%, 8/1/2041	5,000,000	4,969,892
Series C-1, 5.00%, 8/1/2026	2,150,000	2,202,452
Series D, 5.00%, 8/1/2030	3,000,000	3,418,313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2030	2,460,000	2,791,616
Series A, 5.00%, 6/1/2039	2,250,000	2,549,947
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2036	2,500,000	2,555,036
Series A, 4.00%, 12/1/2038	2,000,000	2,018,851
Series J, 5.50%, 12/1/2054	1,750,000	1,914,874
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,655,535
Series A, 5.00%, 7/1/2030	1,000,000	1,106,571
Series A, 5.00%, 7/1/2037	1,000,000	1,024,794
Series A, 5.00%, 7/1/2042	1,660,000	1,669,107
Series B, 5.00%, 7/1/2039	1,680,000	1,747,633
Series C, 5.00%, 7/1/2026	3,000,000	3,038,841
Series C, 5.00%, 7/1/2051	1,000,000	1,015,366
Series D, 5.00%, 7/1/2028	1,685,000	1,793,311
Series E, 5.00%, 7/1/2026	3,000,000	3,050,374
Series E, 5.00%, 7/1/2034	2,000,000	2,262,387
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2037	5,000,000	5,554,258
Series B, 5.00%, 7/1/2043	2,000,000	2,109,199
Series C, 5.00%, 7/1/2036	1,000,000	1,068,502
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	3,000,000	3,515,127
5.00%, 7/1/2033	2,500,000	2,960,689
5.00%, 7/1/2034	3,000,000	3,552,623
5.00%, 7/1/2035	2,000,000	2,339,913
5.00%, 7/1/2036	1,000,000	1,157,515
5.00%, 7/1/2041	1,835,000	2,018,010
Series A, 5.00%, 7/1/2029	2,500,000	2,769,532
Series QRR, 5.00%, 7/1/2026	1,000,000	1,020,550
Series QRR, 5.00%, 7/1/2028	1,000,000	1,080,055
Series QRR, 5.00%, 7/1/2034	1,250,000	1,454,804
Series QRR, 5.00%, 7/1/2038	2,000,000	2,240,248

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series QRR, 5.00%, 7/1/2041	$1,500,000	$1,633,709
5.25%, 7/1/2040	1,000,000	1,129,089
5.25%, 7/1/2042	1,005,000	1,114,242
Manteca Unified School District, General Obligation, CA Series C, 5.25%, 8/1/2044	1,775,000	1,965,657
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2029	1,750,000	1,793,332
Series A, 5.00%, 4/1/2040	1,350,000	1,490,739
Modesto High School District, General Obligation, CA Series B, 5.25%, 8/1/2050	1,000,000	1,078,600
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,052,922
Moreno Valley Unified School District, General Obligation, CA:
Series A, Build America Mutual Assurance Corp., 4.75%, 8/1/2052 (b)	1,650,000	1,679,179
Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2050 (b)	1,000,000	1,046,412
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,676,213
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (b)	2,715,000	2,659,666
M-S-R Energy Authority Revenue, CA Series B, 6.50%, 11/1/2039	1,125,000	1,378,381
Mt San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	850,438
Series A, 5.25%, 8/1/2055	1,780,000	1,925,370
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,820,644
Series A, 5.00%, 5/1/2030	1,625,000	1,823,525
Series A, 5.00%, 5/1/2032	1,000,000	1,160,684
New Haven Unified School District, General Obligation, CA Series A, 4.50%, 8/1/2054	2,975,000	2,980,608
Northern California Energy Authority Revenue, CA VRN, 5.00%, 12/1/2054 (a)	3,000,000	3,242,018
Security Description	Principal Amount	Value
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	$1,100,000	$1,281,814
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,109,742
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	1,500,000	1,426,447
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	583,902
Peralta Community College District, General Obligation, CA 5.00%, 8/1/2036	2,250,000	2,645,609
Pomona Unified School District, General Obligation, CA Series A, 5.00%, 8/1/2055	3,000,000	3,138,078
Redwoods Community College District, General Obligation, CA Build America Mutual Assurance Corp., 5.25%, 8/1/2054 (b)	1,000,000	1,076,425
Regents of the University of California Medical Center Pooled Revenue, CA:
Series L, 5.00%, 5/15/2047	1,500,000	1,504,937
Series P, 5.00%, 5/15/2047	3,115,000	3,218,361
Riverside County Transportation Commission Revenue, CA Series B-1, 4.00%, 6/1/2046	2,000,000	1,792,382
Rowland Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2044	1,065,000	1,034,410
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,078,069
Series K, 5.00%, 8/15/2048	2,600,000	2,743,913
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2034	1,000,000	1,178,779
San Bernardino City Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.50%, 10/1/2045 (b)	6,440,000	6,527,938
San Bernardino Community College District, General Obligation, CA Series E, 4.13%, 8/1/2049	2,000,000	1,918,741

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
San Diego Community College District, General Obligation, CA:
4.00%, 8/1/2043	$1,800,000	$1,784,781
Series A-1, 4.00%, 8/1/2050	2,500,000	2,386,719
San Diego County Regional Airport Authority Revenue, CA Series A, 5.25%, 7/1/2055	1,500,000	1,606,781
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	1,900,000	2,188,155
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,633,920
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2031	345,000	345,643
Series A, 5.00%, 5/15/2034	20,000	20,246
San Diego Unified School District, General Obligation, CA:
Series A-3, 4.00%, 7/1/2053	1,290,000	1,210,606
Series L, 4.00%, 7/1/2049	2,955,000	2,818,818
Series SR-4A, 5.00%, 7/1/2039	1,500,000	1,698,230
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,715,212
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series E-1, 5.00%, 8/1/2042	2,970,000	3,281,124
Series E-1, 5.00%, 8/1/2044	1,065,000	1,158,118
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series B, 5.00%, 5/1/2052	3,345,000	3,455,720
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,228,963
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2047	2,000,000	1,895,769
Series B, 4.00%, 10/1/2038	2,085,000	2,130,692
Series C, 5.00%, 10/1/2054	1,000,000	1,046,815
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	140,202
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2037	1,635,000	1,516,468
Security Description	Principal Amount	Value
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2042	$1,500,000	$1,581,380
San Lorenzo Valley Unified School District, General Obligation, CA Series C, 5.00%, 8/1/2052	1,000,000	1,040,741
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	3,948,345
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	550,000	516,366
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 4/1/2026	1,250,000	1,267,099
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,197,529
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	1,450,000	1,483,915
Series C, 5.00%, 8/1/2028	1,100,000	1,188,603
Southern California Public Power Authority Revenue, CA:
5.00%, 7/1/2045	3,000,000	3,135,073
Series A, VRN, 5.00%, 4/1/2055 (a)	1,000,000	1,075,771
State of California, General Obligation, CA:
3.00%, 10/1/2034	1,545,000	1,525,141
4.00%, 11/1/2029	2,000,000	2,127,366
4.00%, 10/1/2033	1,175,000	1,247,906
4.00%, 8/1/2035	1,000,000	1,003,118
4.00%, 3/1/2036	5,170,000	5,342,254
4.00%, 10/1/2042	1,115,000	1,111,084
4.13%, 3/1/2045	2,905,000	2,897,134
Series CU, 4.55%, 12/1/2037	1,000,000	1,056,169
5.00%, 4/1/2028	1,250,000	1,331,807
5.00%, 8/1/2028	1,560,000	1,675,148
5.00%, 10/1/2028	4,245,000	4,576,177
5.00%, 10/1/2029	3,705,000	4,083,295
5.00%, 11/1/2029	2,850,000	3,009,965
5.00%, 10/1/2030	1,500,000	1,687,583
5.00%, 4/1/2031	1,135,000	1,285,384
5.00%, 8/1/2031	2,000,000	2,275,381
5.00%, 10/1/2031	1,315,000	1,499,390
5.00%, 11/1/2031	12,655,000	14,400,510
5.00%, 12/1/2031	1,000,000	1,142,526
5.00%, 9/1/2032	5,410,000	6,232,713
5.00%, 11/1/2032	5,000,000	5,769,705
5.00%, 12/1/2032	1,180,000	1,197,379
5.00%, 3/1/2033	1,250,000	1,449,459
5.00%, 4/1/2033	3,000,000	3,481,262

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2035	$2,400,000	$2,812,276
5.00%, 4/1/2035	1,240,000	1,392,082
5.00%, 10/1/2035	20,000	20,247
5.00%, 8/1/2039	3,020,000	3,376,479
5.00%, 10/1/2042	1,265,000	1,364,224
5.00%, 8/1/2050 (c)	2,500,000	2,657,435
Series A, 5.00%, 11/1/2027	6,780,000	7,157,295
Series C, 5.00%, 11/1/2042	2,250,000	2,413,521
Tamalpais Union High School District, General Obligation, CA Series A, 4.00%, 8/1/2048	2,755,000	2,675,145
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,579,281
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	3,450,000	3,892,277
University of California Revenue, CA:
Series BH, 4.00%, 5/15/2040	2,065,000	2,077,466
Series BK, 5.00%, 5/15/2052	2,000,000	2,085,680
Series BN, 5.00%, 5/15/2043	3,000,000	3,232,981
Series BQ, 5.00%, 5/15/2029	3,600,000	3,970,236
Series BX, 5.00%, 5/15/2029	2,140,000	2,360,084
Series BZ, 5.00%, 5/15/2029	5,000,000	5,514,216
Series CA, 5.00%, 5/15/2038	1,000,000	1,146,556
Series CA, 5.00%, 5/15/2040	2,700,000	3,038,037
Series CC, 5.00%, 5/15/2041	4,500,000	5,015,453
		540,324,808
COLORADO — 1.9%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,080,307
State Aid Withholding, 5.50%, 12/1/2046	1,165,000	1,285,966
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.25%, 12/15/2043	1,270,000	1,394,197
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty, Inc., 4.00%, 12/1/2046 (b)	1,885,000	1,760,567
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	1,500,000	1,567,339
Security Description	Principal Amount	Value
Canyons Metropolitan District No. 5, General Obligation, CO Series A, Build America Mutual Assurance Corp., 5.00%, 12/1/2049 (b)	$1,250,000	$1,264,784
Central Weld County Water District Revenue, CO Build America Mutual Assurance Corp., 5.00%, 12/1/2054 (b)	1,150,000	1,180,708
City & County of Denver Airport System Revenue, CO:
Series B, 5.00%, 11/15/2047	1,000,000	1,032,519
Series C, 5.25%, 11/15/2053	2,750,000	2,863,252
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	790,241
Series A, 4.00%, 8/1/2038	1,010,000	1,024,059
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,233,299
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,041,723
City of Colorado Springs Utilities System Revenue, CO:
Series A, 5.00%, 11/15/2044	2,610,000	2,765,890
Series B, 5.00%, 11/15/2026	3,010,000	3,097,271
City of Loveland Electric & Communications Enterprise Revenue, CO Series A, 5.00%, 12/1/2044	2,000,000	2,031,193
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,263,555
Colorado Health Facilities Authority Revenue, CO:
Series A, 4.00%, 11/15/2046	4,215,000	3,841,402
Seires A-2, 5.00%, 8/1/2044	2,000,000	2,017,143
Series A, 5.00%, 1/1/2031	1,225,000	1,340,147
Series A, 5.00%, 5/15/2036	1,505,000	1,649,395
Series A, 5.00%, 5/15/2054	1,815,000	1,841,936
Series A, VRN, 5.00%, 11/15/2060 (a)	750,000	818,942
Colorado School of Mines Revenue, CO Series B, Assured Guaranty, Inc., 5.25%, 12/1/2052 (b)	1,550,000	1,620,709
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,580,000	1,626,744
Series A, State Aid Withholding, 5.00%, 12/1/2039	3,000,000	3,248,777

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	$2,310,000	$2,491,331
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,803,807
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	118,080
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,301
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,158,911
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	1,030,188
Series A, 4.00%, 12/15/2037	2,865,000	2,905,737
COPs, 6.00%, 12/15/2041	1,050,000	1,194,582
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2036	1,000,000	1,148,068
Series C-1, 5.25%, 6/1/2055 (c)	1,250,000	1,329,111
Westminster Public Schools, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2049	1,500,000	1,572,554
		61,444,735
CONNECTICUT — 1.7%
Connecticut Housing Finance Authority Revenue, CT Series F-1, 4.60%, 11/15/2044	2,000,000	2,028,242
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-3, VRN, 2.95%, 7/1/2049 (a)	5,000,000	5,008,950
Series A, 4.00%, 7/1/2036	1,045,000	1,040,717
Series B-1, VRN, 5.00%, 7/1/2064 (a)	4,165,000	4,618,401
Series U, 5.00%, 7/1/2033	1,000,000	1,162,509
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,343,663
Series A-2, 5.00%, 7/1/2037	1,000,000	1,130,832
Series B, 5.00%, 7/1/2028	2,000,000	2,137,465
Series B, 5.00%, 7/1/2029	5,500,000	6,007,919
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2031	$4,675,000	$5,291,905
State of Connecticut, General Obligation, CT:
Series A, 4.00%, 1/15/2028	2,175,000	2,249,606
Series A, 4.00%, 1/15/2030	2,000,000	2,123,967
Series A, 4.00%, 1/15/2032	2,000,000	2,151,240
Series A, 4.00%, 1/15/2034	1,070,000	1,126,442
Series B, 5.00%, 12/1/2027	1,305,000	1,375,649
Series B, 5.00%, 12/1/2028	1,000,000	1,078,047
Series D, 5.00%, 9/15/2028	1,480,000	1,588,181
Series E, 5.00%, 11/15/2027	2,000,000	2,106,128
Series E, 5.00%, 11/15/2028	1,605,000	1,728,599
Series H, 5.00%, 11/15/2028	3,500,000	3,769,530
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2031	2,050,000	2,321,096
		55,389,088
DELAWARE — 0.2%
Delaware State Economic Development Authority Revenue, DE Series A, 3.60%, 1/1/2031	1,400,000	1,450,238
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2036	2,000,000	2,282,649
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2033	3,000,000	3,484,409
		7,217,296
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	405,000	287,920
Series A, 5.00%, 5/1/2042	1,000,000	1,062,098
Series A, 5.00%, 7/1/2047	2,000,000	2,071,010
Series C, 5.00%, 10/1/2033	1,000,000	1,155,142
Series A, 5.25%, 6/1/2050	1,000,000	1,064,306
Series A, 5.50%, 7/1/2047	3,360,000	3,584,604
District of Columbia Revenue, DC Series A, VRN, 5.00%, 4/1/2060 (a)	1,475,000	1,648,880
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	1,000,000	1,026,322
Series A, 5.00%, 10/1/2037	2,000,000	2,245,442
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2029	1,100,000	1,189,110
Series B, 5.00%, 8/1/2031	3,000,000	3,401,469
Series B, 5.00%, 8/1/2038	1,605,000	1,785,022
Series C, 5.00%, 12/1/2034	1,575,000	1,830,812
Series C, 5.00%, 12/1/2035	1,750,000	2,032,710

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 4.00%, 10/1/2037	$1,720,000	$1,729,409
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (b)	3,000,000	2,665,999
Series A, 5.00%, 10/1/2044	1,150,000	1,173,001
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	2,900,000	3,017,510
Series A, 4.00%, 7/15/2039	1,080,000	1,084,928
Series A, 4.00%, 7/15/2043	1,250,000	1,189,211
Series A, 5.00%, 7/15/2049	1,000,000	1,037,104
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2036	1,285,000	1,322,069
		37,604,078
FLORIDA — 3.6%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,332,595
Central Florida Expressway Authority Revenue, FL:
Series B, 4.00%, 7/1/2037	2,000,000	2,000,527
Assured Guaranty, Inc., 5.00%, 7/1/2030 (b)	2,035,000	2,268,549
City of Cape Coral Water & Sewer Revenue, FL Build America Mutual Assurance Corp., 5.25%, 10/1/2048 (b)	1,070,000	1,133,788
City of Fort Lauderdale Water & Sewer Revenue, FL Series B, 5.00%, 9/1/2042	2,765,000	2,967,915
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2025	2,000,000	2,000,000
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,459,060
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	2,500,000	2,575,746
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (b)	410,000	377,743
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (b)	510,000	429,802
3.25%, 7/1/2045	125,000	102,119
Security Description	Principal Amount	Value
City of South Miami Health Facilities Authority, Inc. Revenue, FL:
5.00%, 8/15/2042	$2,000,000	$2,022,030
Series B, VRN, 5.00%, 8/15/2065 (a)	1,970,000	2,164,957
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	1,000,000	1,118,609
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2040	1,000,000	1,000,008
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,405,258
City of Tampa Revenue, FL Series B, 5.00%, 7/1/2050	2,000,000	2,004,977
City of Tampa Water & Wastewater System Revenue, FL:
5.00%, 10/1/2041	1,725,000	1,879,255
5.00%, 10/1/2042	1,000,000	1,079,453
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	2,300,000	2,449,732
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,219,533
County of Manatee Revenue, FL 5.00%, 10/1/2029	2,615,000	2,876,022
County of Miami-Dade Aviation Revenue, FL Series A, 4.00%, 10/1/2034	1,500,000	1,537,769
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	215,813
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,565
4.00%, 7/1/2035	1,760,000	1,763,601
Series A, 4.00%, 7/1/2046	3,920,000	3,677,624
5.00%, 7/1/2049	2,000,000	2,054,286
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2048	2,000,000	1,837,922
Series A, 4.00%, 10/1/2037	2,705,000	2,665,610
Series B, 5.00%, 10/1/2033	1,750,000	2,031,012
County of Miami-Dade, General Obligation, FL:
Series A, 5.00%, 7/1/2041	1,500,000	1,631,235
Series A, 5.00%, 7/1/2051	2,000,000	2,082,126
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,254,138
County of Seminole Revenue, FL 5.00%, 10/1/2052	1,000,000	1,025,732

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Florida Department of Management Services, Certificate Participation, FL Series A, 2.00%, 11/1/2038	$725,000	$539,388
Florida Housing Finance Corp. Revenue, FL Series 5, 5.05%, 1/1/2056 (c)	5,000,000	5,028,402
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2035	1,270,000	1,421,702
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (b)	1,235,000	1,140,958
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (b)	3,045,000	2,840,541
Hillsborough County Industrial Development Authority Revenue, FL:
Series C, 4.13%, 11/15/2051	1,000,000	907,938
Series C, 5.50%, 11/15/2054	1,250,000	1,343,058
JEA Electric System Revenue, FL Series 3A, 4.00%, 10/1/2038	2,000,000	2,006,987
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	462,294
Series A, 5.00%, 10/1/2043	2,285,000	2,445,377
Series A, 5.25%, 10/1/2049	1,000,000	1,057,237
Martin County Health Facilities Authority Revenue, FL Series A, 4.00%, 1/1/2046	1,000,000	907,257
Miami-Dade County Educational Facilities Authority Revenue, FL Series A, 5.00%, 4/1/2048	1,600,000	1,611,097
Miami-Dade County Industrial Development Authority Revenue, FL 5.25%, 9/15/2044	1,000,000	952,985
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,500,000	1,559,204
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,397,644
Series A, 5.00%, 10/1/2046	1,955,000	2,042,600
Palm Beach County School District, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	2,660,000	2,961,109
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	2,002,629
Security Description	Principal Amount	Value
Pasco County School Board, Certificate Participation, FL Series C, Assured Guaranty, Inc., 5.00%, 8/1/2033 (b)	$1,065,000	$1,167,308
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2029	1,440,000	1,567,644
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,000,000	1,015,529
School District of Broward County, General Obligation, FL 5.00%, 7/1/2046	2,000,000	2,099,495
South Florida Water Management District, Certificate Participation, FL 5.00%, 10/1/2028	1,000,000	1,011,417
St. Johns County School Board, Certificate Participation, FL Series A, Assured Guaranty, Inc., 5.50%, 7/1/2049 (b)	1,750,000	1,869,489
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	4,700,000	4,506,889
Series A, 5.00%, 7/1/2027	1,500,000	1,569,002
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2034	3,000,000	3,504,712
Series B, 5.00%, 6/1/2028	1,090,000	1,165,103
Series B, 5.00%, 6/1/2029	2,215,000	2,421,886
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2046	1,000,000	1,046,322
		118,348,314
GEORGIA — 2.7%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (b)	1,500,000	1,733,669
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (b)	1,240,000	1,338,854
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,870,259
Series A-1, 5.00%, 12/1/2032	2,000,000	2,311,543
Cobb County Kennestone Hospital Authority Revenue, GA Series A, 4.00%, 4/1/2052	2,895,000	2,477,171
Columbia County Hospital Authority Revenue, GA Series A, Assured Guaranty, Inc., 5.00%, 4/1/2048 (b)	1,385,000	1,416,435

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2030	$3,750,000	$4,210,127
Coweta County Development Authority Revenue, GA Series A, 5.00%, 7/1/2044	1,500,000	1,526,077
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	3,000,000	3,074,498
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	1,000,000	1,110,189
Georgia Housing & Finance Authority Revenue, GA Series C, 5.05%, 12/1/2045	3,000,000	3,073,627
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	2,000,000	1,988,053
Georgia State Road & Tollway Authority Revenue, GA:
Series A, 3.00%, 7/15/2048	1,300,000	977,271
Series A, 4.00%, 7/15/2041	1,020,000	1,026,947
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (a)	1,500,000	1,531,539
Series A, VRN, 4.00%, 9/1/2052 (a)	2,250,000	2,307,931
Series C, 4.00%, 8/1/2052 (a) (e)	2,250,000	2,263,712
Series A, VRN, 5.00%, 6/1/2053 (a)	2,000,000	2,130,764
Series A, VRN, 5.00%, 5/1/2054 (a)	4,000,000	4,329,657
Series A, VRN, 5.00%, 6/1/2055 (a)	2,275,000	2,474,955
Series B, VRN, 5.00%, 12/1/2052 (a)	1,540,000	1,631,628
Series B, VRN, 5.00%, 7/1/2053 (a)	1,500,000	1,613,880
Series C, VRN, 5.00%, 9/1/2053 (a)	4,000,000	4,291,096
Series C, VRN, 5.00%, 12/1/2054 (a)	1,500,000	1,625,344
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series A, 5.00%, 7/1/2037	1,335,000	1,505,669
Series A, 5.00%, 7/1/2045	1,000,000	1,064,741
Series B, 5.00%, 7/1/2031	1,155,000	1,309,469
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2046	2,575,000	2,616,338
Series A, 5.00%, 1/1/2056	2,000,000	1,995,008
Series A, 5.00%, 1/1/2059	1,000,000	995,803
Series A, 5.00%, 1/1/2063	4,000,000	3,929,588
Security Description	Principal Amount	Value
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2033	$3,460,000	$3,971,614
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,788,895
Savannah Georgia Convention Center Authority Revenue, GA Series C, Assured Guaranty, Inc., 5.00%, 6/1/2058 (b)	1,000,000	1,007,876
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	1,275,000	1,324,719
Series A-1, 5.00%, 7/1/2033	2,500,000	2,812,239
Series C, 5.00%, 7/1/2030	7,560,000	8,476,184
		91,133,369
GUAM — 0.1%
Guam Government Waterworks Authority Revenue, GU Series A, 5.50%, 7/1/2044	1,000,000	1,062,760
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2037	1,200,000	1,219,818
Territory of Guam Revenue, GU Series G, 5.00%, 1/1/2035	1,000,000	1,096,896
		3,379,474
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,002,958
4.50%, 7/1/2048	1,000,000	1,005,286
Series A, 5.00%, 7/1/2032	2,950,000	3,383,568
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2039	1,500,000	1,508,635
Series A, 5.00%, 11/1/2029	1,000,000	1,101,292
Series C, 5.00%, 8/1/2044	1,400,000	1,439,750
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	1,250,000	1,313,758
State of Hawaii, General Obligation, HI:
Series FK, 4.00%, 5/1/2036	2,000,000	2,010,038
Series FW, 4.00%, 1/1/2037	2,640,000	2,680,216
		15,445,501
IDAHO — 0.3%
Idaho Health Facilities Authority Revenue, ID:
Series 2025A, 5.00%, 3/1/2041	1,500,000	1,596,607
Series 2025A, 5.00%, 3/1/2043	1,000,000	1,046,148

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2043	$1,000,000	$1,071,536
Series C, 5.15%, 7/1/2045	1,000,000	1,036,629
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	2,000,000	2,187,542
Series A, 5.00%, 6/1/2032	2,000,000	2,291,986
		9,230,448
ILLINOIS — 4.1%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.00%, 4/1/2042	1,000,000	990,840
5.25%, 4/1/2037	1,170,000	1,245,719
Chicago O'Hare International Airport Revenue, IL:
Series B, 4.50%, 1/1/2056	2,500,000	2,409,533
Series B, 5.00%, 1/1/2036	2,500,000	2,620,328
Series B, 5.00%, 1/1/2048	1,145,000	1,154,223
Series D, 5.00%, 1/1/2041	1,000,000	1,049,418
Build America Mutual Assurance Corp., 5.25%, 1/1/2041 (b)	1,950,000	2,083,659
Series D, 5.25%, 1/1/2031	1,735,000	1,788,331
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,200,000	1,260,404
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2045	1,000,000	1,018,331
Series A, 5.00%, 12/1/2049	2,000,000	2,040,464
City of Chicago Wastewater Transmission Revenue, IL Series A, Assured Guaranty, Inc., 5.25%, 1/1/2048 (b)	2,665,000	2,779,931
City of Chicago Waterworks Revenue, IL:
Series B, Assured Guaranty, Inc., 5.00%, 11/1/2036 (b)	1,070,000	1,156,038
Series A, Assured Guaranty, Inc., 5.25%, 11/1/2053 (b)	1,445,000	1,492,530
City of Chicago, General Obligation, IL:
Series A, 5.00%, 1/1/2045	2,000,000	1,908,664
Series A, 5.50%, 1/1/2035	2,915,000	3,024,135
Series A, 5.50%, 1/1/2039	1,250,000	1,279,600
Series A, 6.00%, 1/1/2050	1,600,000	1,665,346
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2044	1,360,000	1,395,783
County of Cook, General Obligation, IL 5.00%, 11/15/2034	1,200,000	1,217,263
Security Description	Principal Amount	Value
DuPage County Forest Preserve District, General Obligation, IL:
5.00%, 11/1/2032	$1,300,000	$1,486,780
5.00%, 11/1/2033	1,000,000	1,151,793
Illinois Finance Authority Revenue, IL:
VRN, 2.45%, 10/1/2039 (a)	1,000,000	972,019
Series A, 4.00%, 10/1/2034	1,620,000	1,623,680
5.00%, 12/1/2046	2,045,000	2,047,084
Series A, 5.00%, 10/1/2028	1,000,000	1,071,582
Series A, 5.00%, 8/15/2029	1,160,000	1,264,740
Series A, 5.00%, 11/15/2029	1,885,000	1,888,038
Series A, 5.00%, 7/1/2032	3,700,000	4,223,851
Series A, 5.00%, 10/1/2033	1,400,000	1,596,037
Series A, 5.00%, 11/15/2038	1,000,000	1,000,200
Series A, VRN, 5.00%, 8/15/2054 (a)	1,000,000	1,102,515
Series B, 5.00%, 4/1/2032	1,565,000	1,767,706
Series B, 5.00%, 1/1/2033	2,500,000	2,866,526
Series C, 5.00%, 2/15/2034	1,050,000	1,074,843
Illinois Housing Development Authority Revenue, IL:
Series E, 4.05%, 10/1/2035	1,000,000	1,019,917
Series D, 5.25%, 10/1/2050	1,200,000	1,229,899
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2034 (b)	5,000,000	5,676,624
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2030	1,500,000	1,574,630
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	225,000	247,572
Series A, 5.00%, 1/1/2041	1,000,000	1,070,946
Series A, 5.00%, 1/1/2042	3,750,000	3,982,268
Series A, 5.00%, 1/1/2043	1,275,000	1,329,344
Series A, 5.00%, 1/1/2045	1,180,000	1,216,742
Series B, 5.00%, 1/1/2036	215,000	217,233
Series C, 5.00%, 1/1/2036	215,000	215,161
Series A, 5.25%, 1/1/2043	1,000,000	1,072,478
Series A, 5.25%, 1/1/2045	1,000,000	1,062,718
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	511,553
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (b)	3,000,000	2,622,109
Series A, 5.00%, 6/15/2050	1,000,000	985,467
Series A, 5.00%, 6/15/2053	2,000,000	1,956,654
Series B, 5.00%, 12/15/2027	1,250,000	1,254,141

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2040	$1,500,000	$1,636,365
Series A, 5.00%, 12/1/2041	1,500,000	1,617,949
Series C, 5.00%, 12/1/2031	1,100,000	1,250,203
Northern Illinois Municipal Power Agency Revenue, IL Series A, 4.00%, 12/1/2033	3,500,000	3,518,587
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.00%, 1/1/2038	2,975,000	2,949,095
Series A, 5.00%, 1/1/2031	1,860,000	2,068,820
State of Illinois Sales Tax Revenue, IL:
Series C, 5.00%, 6/15/2041	1,800,000	1,905,317
Series C, 5.00%, 6/15/2043	1,135,000	1,182,914
State of Illinois, General Obligation, IL:
4.00%, 6/1/2033	1,575,000	1,577,482
Series B, 4.00%, 12/1/2037	1,250,000	1,216,536
Series B, 4.00%, 11/1/2038	2,320,000	2,226,039
Series B, 4.25%, 5/1/2046	2,000,000	1,830,064
5.00%, 1/1/2041	5,020,000	5,023,023
Series A, 5.00%, 5/1/2035	1,000,000	1,036,298
Series B, 5.00%, 10/1/2032	1,000,000	1,053,142
Series B, 5.00%, 10/1/2033	1,645,000	1,725,074
Series B, 5.00%, 5/1/2039	2,000,000	2,133,602
Series C, 5.00%, 12/1/2048	1,000,000	1,012,098
Series C, 5.25%, 10/1/2047	2,000,000	2,058,361
Series A, 5.50%, 3/1/2047	3,000,000	3,137,870
Series B, 5.50%, 5/1/2047	1,000,000	1,046,604
Series C, 5.50%, 10/1/2040	1,000,000	1,080,047
5.75%, 5/1/2045	2,500,000	2,620,898
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2031	1,500,000	1,679,610
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2027	1,450,000	1,500,294
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (b)	1,900,000	1,760,858
		135,810,540
INDIANA — 1.1%
Carmel Redevelopment Authority Revenue, IN Series B, 1.13%, 1/15/2044	2,500,000	1,355,714
City of Rockport Revenue, IN Series A, VRN, 3.70%, 6/1/2047 (a)	1,560,000	1,601,087
City of Whiting Revenue, IN VRN, 4.20%, 6/1/2044 (a)	1,745,000	1,824,859
Security Description	Principal Amount	Value
Indiana Finance Authority Revenue, IN:
Series A, 4.00%, 2/1/2034	$2,000,000	$2,085,927
4.25%, 3/1/2049	1,300,000	1,182,490
Series A, 5.00%, 2/1/2031	1,955,000	2,203,074
Series A, 5.00%, 2/1/2037	1,000,000	1,118,761
Series B, 5.00%, 2/1/2026	3,250,000	3,275,919
Series B, 5.00%, 2/1/2043	15,000	15,936
Series C, 5.00%, 2/1/2046	1,000,000	1,058,109
Series D, VRN, 5.00%, 10/1/2057 (a)	3,000,000	3,353,452
Series D, VRN, 5.00%, 10/1/2063 (a)	3,970,000	4,422,826
Indiana Housing & Community Development Authority Revenue, IN:
Series D-1, 4.55%, 7/1/2044	1,000,000	995,576
Series B-1, 4.90%, 7/1/2045	1,000,000	1,026,881
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series B, 5.25%, 2/1/2048	1,230,000	1,300,547
Series B-1, 5.25%, 1/1/2055	2,250,000	2,358,204
Series D, 6.00%, 2/1/2048	1,770,000	1,967,262
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,221,758
State Intercept, 5.00%, 7/15/2035	1,250,000	1,368,191
State Intercept, 5.00%, 7/15/2042	2,350,000	2,465,727
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	1,000,000	1,153,311
		37,355,611
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
Series A, 4.70%, 7/1/2050	1,705,000	1,706,614
4.75%, 8/1/2042	2,000,000	1,977,545
VRN, 5.00%, 12/1/2050 (a)	1,000,000	1,150,677
Series A, 5.00%, 8/1/2033	1,000,000	1,150,723
Series A, 5.00%, 8/1/2047	1,000,000	1,037,468
Iowa Tobacco Settlement Authority Revenue, IA Series A2, 4.00%, 6/1/2049	2,055,000	1,730,011
		8,753,038
KANSAS — 0.2%
City of Lawrence Revenue, KS Series A, 5.00%, 7/1/2043	1,000,000	1,002,872
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	872,087

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	$2,080,000	$2,223,322
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	102,369
Series A, 5.00%, 9/1/2033	1,000,000	1,148,460
Series A, 5.00%, 9/1/2035	1,250,000	1,428,854
		6,777,964
KENTUCKY — 1.2%
County of Owen Revenue, KY Series A, VRN, 2.45%, 6/1/2039 (a)	1,000,000	972,019
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	1,000,000	1,020,935
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 6/1/2037 (b)	1,750,000	1,722,654
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2047 (b)	1,115,000	1,110,692
Series A-P3, 5.00%, 1/1/2045	1,000,000	1,000,118
Series B, 5.00%, 8/15/2028	1,440,000	1,493,801
Kentucky Municipal Power Agency Revenue, KY Series 2019-A, 4.00%, 9/1/2045	1,115,000	956,780
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (a)	2,000,000	2,045,636
Series C, VRN, 4.00%, 2/1/2050 (a)	1,165,000	1,191,308
Series A, 5.00%, 5/1/2055 (a)	3,000,000	3,179,642
Series B, VRN, 5.00%, 1/1/2055 (a)	2,000,000	2,166,950
Series A, VRN, 5.25%, 6/1/2055 (a)	3,625,000	3,887,787
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	2,500,000	2,852,563
Series B, 5.00%, 11/1/2027	1,735,000	1,825,889
Series C, 5.00%, 11/1/2031	1,525,000	1,720,816
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,505,000	1,609,368
Series B, 5.00%, 7/1/2026	120,000	122,062
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2055	2,500,000	2,595,134
Louisville Water Co. Revenue, KY 3.00%, 11/15/2035	1,415,000	1,324,680
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, 2.00%, 10/1/2033	$2,000,000	$1,718,227
Series A, 4.00%, 10/1/2035	1,000,000	996,592
Series A, 4.00%, 10/1/2040	1,025,000	967,817
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	1,560,000	1,709,988
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	334,751
Series A, 5.00%, 4/1/2055	1,625,000	1,658,692
		40,184,901
LOUISIANA — 0.6%
City of New Orleans, General Obligation, LA Series A, 5.00%, 12/1/2046	1,000,000	1,021,799
City of Shreveport, General Obligation, LA Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (b)	1,000,000	1,004,846
Louisiana Housing Corp. Revenue, LA Series C, 6.25%, 6/1/2055	1,000,000	1,123,323
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA 3.50%, 11/1/2032	1,000,000	976,594
Louisiana Public Facilities Authority Revenue, LA:
5.00%, 5/15/2046	1,000,000	1,001,169
Series 2025-A, 5.50%, 5/15/2055	2,000,000	2,113,167
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (a)	1,070,000	1,066,103
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,735,759
State of Louisiana Revenue, LA 5.00%, 9/1/2035	1,000,000	1,132,096
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 4/1/2027	2,875,000	2,983,389
Series A, 5.00%, 2/1/2028	2,000,000	2,117,993
Series B, 5.00%, 6/1/2030	1,820,000	2,027,573
		18,303,811

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME Series A, Assured Guaranty, Inc., 4.25%, 7/1/2054 (b)	$1,000,000	$933,423
Maine State Housing Authority Revenue, ME Series B, 5.13%, 11/15/2050	1,000,000	1,024,778
Maine Turnpike Authority Revenue, ME 5.00%, 7/1/2030	735,000	819,004
		2,777,205
MARYLAND — 1.6%
County of Baltimore, General Obligation, MD:
5.00%, 3/1/2034	2,500,000	2,914,357
5.00%, 3/1/2044	1,810,000	1,909,389
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	1,000,000	749,795
Series A, 3.00%, 8/1/2033	1,150,000	1,145,475
Series A, 5.00%, 8/1/2026	6,000,000	6,127,322
County of Prince George's, General Obligation, MD Series A, 5.00%, 8/1/2038	1,200,000	1,347,396
Maryland Community Development Administration Revenue, MD Series C, 4.38%, 9/1/2043	1,640,000	1,628,579
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
5.00%, 7/1/2054	1,000,000	1,016,461
Series 2025B, VRN, 5.00%, 7/1/2045 (a)	1,000,000	1,095,120
Series 2025A, 5.25%, 7/1/2052	1,000,000	1,041,923
Maryland Stadium Authority Revenue, MD:
State Intercept, 5.00%, 5/1/2033	1,000,000	1,012,469
Series A, 5.00%, 3/1/2036	1,000,000	1,114,197
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2030	2,160,000	2,415,216
Series A, 5.00%, 7/1/2039	1,000,000	1,111,141
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,730,208
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	1,500,000	1,504,668
Series A, 5.00%, 3/15/2027	1,200,000	1,245,060
Series A, 5.00%, 6/1/2034	9,425,000	10,624,157
Series B, 5.00%, 8/1/2027	1,840,000	1,927,861
Security Description	Principal Amount	Value
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	$1,850,000	$1,970,886
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,000,000	1,287,231
4.00%, 6/1/2049	3,000,000	2,840,717
Series 2ND, 4.00%, 6/1/2041	1,015,000	1,015,322
		51,774,950
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA Series A, 5.00%, 2/1/2043	2,000,000	2,145,559
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2053	2,500,000	2,604,351
Series B, 5.00%, 6/1/2048	3,000,000	3,128,522
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	784,988
Series C, 2.00%, 9/1/2040	1,450,000	1,074,153
Series C, 2.00%, 9/1/2041	1,420,000	1,016,953
Series C, 3.00%, 3/1/2047	1,000,000	762,216
Series D, 4.00%, 2/1/2043	1,550,000	1,475,915
Series J, 4.00%, 12/1/2045	1,000,000	933,473
Series A, 5.00%, 1/1/2027	1,205,000	1,244,519
Series A, 5.00%, 9/1/2027	5,000,000	5,254,071
Series A, 5.00%, 5/1/2029	2,610,000	2,852,760
Series A, 5.00%, 10/1/2031	1,500,000	1,712,837
Series A, 5.00%, 1/1/2039	1,900,000	2,107,360
Series A, 5.00%, 4/1/2050	2,000,000	2,097,052
Series A, 5.00%, 1/1/2054	1,000,000	1,038,019
Series A, 5.00%, 4/1/2055	2,000,000	2,087,033
Series B, 5.00%, 10/1/2027	3,000,000	3,158,857
Series B, 5.00%, 10/1/2031	1,500,000	1,712,837
Series D, 5.00%, 11/1/2028	7,500,000	8,104,609
Series F, 5.00%, 8/1/2049	2,000,000	2,104,692
Series C, 5.25%, 10/1/2047	8,295,000	8,762,301
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	4,000,000	3,751,378
Series A, 5.00%, 7/1/2037	1,645,000	1,853,409
Series A, 5.00%, 7/1/2038	1,500,000	1,673,432
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,744,556
5.00%, 2/1/2033	2,000,000	2,325,638
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 7/1/2045	1,070,000	1,027,928
Series A, 4.00%, 7/15/2036	1,000,000	1,000,395
Series S, 4.00%, 7/1/2046	1,000,000	940,140
5.00%, 7/1/2041	1,645,000	1,648,377

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, VRN, 5.00%, 11/1/2055 (a)	$1,290,000	$1,498,790
Series A-2, VRN, 5.00%, 5/15/2055 (a)	1,615,000	1,873,628
Series B, 5.00%, 11/15/2032	3,000,000	3,481,331
Series B, 5.00%, 2/15/2033	1,525,000	1,773,864
Series D, 5.00%, 7/1/2054	1,000,000	1,033,004
Series FF, 5.00%, 10/1/2026	2,250,000	2,309,363
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2050 (b)	2,250,000	2,287,404
Series V, 5.00%, 7/1/2035	1,000,000	1,165,264
Series W, 5.00%, 7/1/2035	2,500,000	2,919,422
Series T, 5.25%, 3/1/2054	1,000,000	1,051,646
Series N, 5.50%, 7/1/2055	1,500,000	1,594,462
Massachusetts Housing Finance Agency Revenue, MA Series 246, 5.05%, 12/1/2050	5,000,000	5,093,914
Massachusetts School Building Authority Revenue, MA:
Series B, 4.00%, 1/15/2035	1,000,000	1,000,643
Series A, 5.00%, 2/15/2055	3,000,000	3,128,752
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2031	3,350,000	3,834,145
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	932,564
University of Massachusetts Building Authority Revenue, MA Series 1, 5.00%, 11/1/2052	2,500,000	2,545,604
		111,652,130
MICHIGAN — 1.8%
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series B, 5.00%, 7/1/2035	2,120,000	2,414,146
Series C, 5.00%, 7/1/2040	1,165,000	1,268,617
Series C, 5.25%, 7/1/2048	1,400,000	1,487,079
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,299,521
Series B, 5.00%, 7/1/2049	1,750,000	1,768,385
Series B, 5.25%, 7/1/2048	1,190,000	1,261,477
Michigan Finance Authority Revenue, MI:
4.00%, 11/15/2035	1,955,000	1,948,131
Series A, 4.00%, 10/1/2048	2,000,000	1,915,635
Series A, 4.00%, 2/15/2050	3,225,000	2,794,981
Series A-MI, 4.00%, 12/1/2036	2,345,000	2,327,235
Series MI-1, 4.00%, 12/1/2048	1,000,000	881,204
Series 2019A, 5.00%, 5/15/2054	1,000,000	1,000,881
Series A, 5.00%, 11/1/2029	1,600,000	1,748,292
Series A, 5.00%, 11/15/2048	2,010,000	2,015,476
Security Description	Principal Amount	Value
Series A-MI, 5.00%, 12/1/2042	$2,500,000	$2,530,754
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	102,482
Series I, 5.00%, 4/15/2030	10,000	10,009
Series I, 5.00%, 4/15/2031	65,000	65,058
Series II, 5.00%, 10/15/2026	5,000,000	5,128,878
Michigan State Hospital Finance Authority Revenue, MI Series F-8, 5.00%, 11/15/2046	2,450,000	2,460,634
Michigan State Housing Development Authority Revenue, MI:
Series B, 2.95%, 12/1/2039	3,650,000	3,023,373
Series A, 3.55%, 10/1/2031	5,000,000	5,008,318
Series A, 4.10%, 6/1/2043	1,000,000	977,251
Series A, 5.25%, 10/1/2050	2,000,000	2,058,937
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2055	2,500,000	2,597,682
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,381,628
Series B, 4.00%, 11/15/2045	4,410,000	4,111,969
State of Michigan, General Obligation, MI Series A, 3.00%, 5/15/2036	1,140,000	1,094,018
Wayne County Airport Authority Revenue, MI Series D, 5.00%, 12/1/2045	1,500,000	1,500,355
		58,182,406
MINNESOTA — 1.0%
City of Rochester Revenue, MN Series B, VRN, 5.00%, 11/15/2055 (a)	1,000,000	1,120,582
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2044	1,000,000	1,065,599
Duluth Independent School District No. 709, General Obligation, MN Series C, School District Credit Enhancement Program, Zero Coupon, 2/1/2029	1,850,000	1,626,690
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	1,000,000	966,046
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	730,717

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 4.25%, 1/1/2052	$3,615,000	$3,373,761
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	2,000,000	2,070,659
Minnesota Housing Finance Agency Revenue, MN Series L, 6.00%, 7/1/2056 (c)	2,000,000	2,222,252
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2031	1,500,000	1,688,652
State of Minnesota, Certificate Participation, MN 5.00%, 11/1/2038	2,000,000	2,206,415
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 10/1/2028	205,000	215,846
Series A, 5.00%, 8/1/2032	1,250,000	1,436,798
Series A, 5.00%, 8/1/2044	2,000,000	2,149,005
Series B, 5.00%, 8/1/2027	6,500,000	6,806,789
Series D, 5.00%, 8/1/2027	2,500,000	2,617,996
Series D, 5.00%, 8/1/2028	1,000,000	1,073,967
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	1,006,458
		32,378,232
MISSISSIPPI — 0.1%
State of Mississippi Revenue, MS 5.00%, 10/1/2049	1,240,000	1,281,425
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,008,252
		2,289,677
MISSOURI — 1.0%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	1,500,000	1,375,966
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,634,199
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 4.00%, 7/1/2039	1,440,000	1,427,256
Series A, 5.00%, 11/15/2035	2,000,000	2,003,016
Series C, VRN, 5.00%, 4/1/2059 (a)	1,650,000	1,857,647
Security Description	Principal Amount	Value
5.50%, 12/1/2048	$2,000,000	$2,122,139
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,725,000	1,923,898
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	3,000,000	3,432,842
Missouri Housing Development Commission Revenue, MO:
Series A, 4.63%, 11/1/2050	1,470,000	1,462,139
Series D, 6.25%, 5/1/2056	3,000,000	3,369,672
Missouri Joint Municipal Electric Utility Commission Revenue, MO:
Series A, 4.00%, 12/1/2032	1,000,000	1,002,699
Series A, 4.00%, 12/1/2033	1,410,000	1,412,260
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	5,670,000	5,955,452
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,477,298
		34,456,483
MONTANA — 0.0% *
Montana Facility Finance Authority Revenue, MT Series A, 5.50%, 2/15/2050	1,025,000	1,082,040
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (a)	2,065,000	2,195,303
Series A-1, VRN, 5.00%, 8/1/2055 (a)	5,040,000	5,448,912
Nebraska Investment Finance Authority Revenue, NE Series C, 5.05%, 9/1/2045	3,000,000	3,074,208
Nebraska Public Power District Revenue, NE Series A, 5.00%, 1/1/2032	1,000,000	1,004,501
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,342,412
Series A, 5.25%, 2/1/2048	5,000,000	5,281,922
		20,347,258
NEVADA — 0.8%
Clark County School District, General Obligation, NV:
Series A, Assured Guaranty, Inc., 4.00%, 6/15/2042 (b)	1,500,000	1,428,064
Series A, 4.00%, 6/15/2043	1,735,000	1,621,758
Series B, Assured Guaranty, Inc., 4.00%, 6/15/2037 (b)	1,650,000	1,660,773

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/15/2042	$2,000,000	$2,150,823
Series C, 5.00%, 6/15/2036	2,125,000	2,126,962
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	3,000,000	3,415,472
County of Clark Revenue, NV 5.00%, 7/1/2026	2,500,000	2,545,729
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	769,130
Series C, 3.00%, 7/1/2039	500,000	433,337
5.00%, 6/1/2026	150,000	152,472
5.00%, 11/1/2033	1,100,000	1,274,803
Series A, 5.00%, 6/1/2027	140,000	146,022
Series B, 5.00%, 11/1/2026	180,000	184,955
Las Vegas Redevelopment Agency, Special Obligation, NV 5.00%, 6/15/2040	1,000,000	1,001,721
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,542,301
Series C, 4.00%, 6/1/2042	1,195,000	1,171,509
Series A, 5.00%, 6/1/2039	1,985,000	2,195,663
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2026	310,000	315,065
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	1,000,000	1,141,743
Series A, 5.00%, 5/1/2043	2,000,000	2,129,205
		27,407,507
NEW HAMPSHIRE — 0.2%
New Hampshire Business Finance Authority Revenue, NH Series 1-A, Housing and Urban Development, 4.15%, 10/20/2040 (a)	999,096	975,562
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (a)	1,510,000	1,518,808
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (b)	1,700,000	1,811,886
5.00%, 10/1/2037	1,000,000	1,004,667
New Hampshire Housing Finance Authority Revenue, NH Series E, 6.25%, 7/1/2056 (c)	2,500,000	2,834,589
		8,145,512
NEW JERSEY — 3.1%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	1,760,000	1,788,612
Security Description	Principal Amount	Value
Freehold Township Board of Education, General Obligation, NJ 4.00%, 8/15/2040	$2,000,000	$2,014,776
Gloucester County Improvement Authority Revenue, NJ 4.00%, 7/1/2038	1,165,000	1,158,665
Jersey City Municipal Utilities Authority Revenue, NJ Series E, Build America Mutual Assurance Corp., 5.75%, 10/15/2048 (b)	625,000	698,825
New Jersey Economic Development Authority Revenue, NJ:
5.00%, 6/15/2038	1,280,000	1,343,462
5.00%, 6/15/2044	1,000,000	1,024,612
Series A, 5.00%, 7/1/2033	2,000,000	2,038,239
Series A, 5.00%, 11/1/2040	1,470,000	1,525,855
Series A, 5.00%, 11/1/2044	1,000,000	1,022,913
Series B, 5.00%, 6/15/2043	2,000,000	2,046,489
Series C, 5.00%, 6/15/2042	2,000,000	2,037,704
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	381,310
Series C, 4.00%, 3/1/2033	2,070,000	2,205,961
Series A, 5.00%, 7/1/2047	1,600,000	1,602,899
Series A, VRN, 5.00%, 7/1/2064 (a)	3,000,000	3,344,071
Series C, 5.00%, 3/1/2030	2,075,000	2,309,382
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
Series A, 4.00%, 7/1/2037	1,060,000	1,074,768
Series A, 4.00%, 7/1/2041	1,000,000	967,353
Series A, 5.25%, 7/1/2057	1,000,000	1,011,648
New Jersey Housing & Mortgage Finance Agency Revenue, NJ:
Series M, 5.10%, 10/1/2050	2,000,000	2,047,509
Series M, 6.50%, 4/1/2056	2,000,000	2,265,881
New Jersey Institute of Technology Revenue, NJ Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2050 (b)	3,425,000	3,685,043
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 4.00%, 6/15/2035	1,810,000	1,847,371
Series AA, 4.00%, 6/15/2050	1,135,000	1,015,523
Series BB, 4.00%, 6/15/2037	3,790,000	3,794,986
Series BB, 4.00%, 6/15/2039	3,000,000	2,963,638
Series A, 4.25%, 6/15/2040	2,055,000	2,052,932
Series A, 5.00%, 6/15/2029	3,000,000	3,048,574
Series A, 5.00%, 6/15/2030	1,000,000	1,015,902
Series A, 5.00%, 12/15/2030	1,290,000	1,382,073
Series A, 5.00%, 12/15/2034	2,825,000	2,970,989
Series A, 5.00%, 6/15/2037	1,000,000	1,094,531

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2038	$1,000,000	$1,099,417
Series AA, 5.00%, 6/15/2039	2,400,000	2,531,701
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	4,945,000	5,078,142
Series AA, 5.00%, 6/15/2046	2,000,000	2,028,693
Series AA, 5.00%, 6/15/2050	4,310,000	4,393,448
Series BB, 5.00%, 6/15/2033	2,500,000	2,850,867
Series BB, 5.00%, 6/15/2044	1,000,000	1,017,645
Series CC, 5.00%, 6/15/2035	1,000,000	1,137,130
Series CC, 5.00%, 6/15/2043	1,000,000	1,055,373
Series AA, 5.25%, 6/15/2043	1,150,000	1,181,791
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2048	3,475,000	3,541,508
Series E, 5.00%, 1/1/2031	2,925,000	3,081,400
Series A, 5.25%, 1/1/2050	3,060,000	3,275,638
Series A, 5.25%, 1/1/2055	3,335,000	3,544,625
State of New Jersey, General Obligation, NJ:
Series A, 3.00%, 6/1/2032	2,500,000	2,496,928
Series A, 4.00%, 6/1/2032	2,250,000	2,424,441
Series A, 5.00%, 6/1/2029	1,840,000	2,003,065
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2046	1,500,000	1,463,468
		102,987,776
NEW MEXICO — 0.5%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	1,600,000	1,514,479
Series C, VRN, 3.88%, 6/1/2040 (a)	1,000,000	1,016,461
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	3,912,171
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2037	1,955,000	1,922,407
New Mexico Municipal Energy Acquisition Authority Revenue, NM VRN, 5.00%, 6/1/2054 (a)	2,250,000	2,422,853
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2026	2,600,000	2,646,426
Series A, 5.00%, 7/1/2031	1,910,000	2,155,615
		15,590,412
NEW YORK — 16.3%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,159,410
Buffalo & Fort Erie Public Bridge Authority Revenue, NY 5.00%, 1/1/2042	1,885,000	1,903,892
Security Description	Principal Amount	Value
City of New York, General Obligation, NY:
Series A-1, 4.00%, 8/1/2038	$1,000,000	$1,009,379
Series C, 4.00%, 8/1/2037	1,050,000	1,066,102
Series C, 4.00%, 8/1/2039	2,110,000	2,111,787
Series 1, 5.00%, 8/1/2034	1,900,000	2,159,701
Series A, 5.00%, 8/1/2031	2,500,000	2,819,124
Series A-1, 5.00%, 8/1/2026	3,500,000	3,572,693
Series A-1, 5.00%, 9/1/2026	1,520,000	1,554,953
Series A-1, 5.00%, 8/1/2031	6,250,000	6,904,530
Series B-1, 5.00%, 8/1/2029	7,500,000	8,194,075
Series B-1, 5.00%, 8/1/2030	3,290,000	3,666,145
Series B-1, 5.00%, 8/1/2031	3,000,000	3,382,948
Series B-1, 5.00%, 10/1/2031	1,500,000	1,694,865
Series C, 5.00%, 8/1/2027	10,000,000	10,472,866
Series D, 5.00%, 4/1/2030	1,000,000	1,107,242
Series F, 5.00%, 8/1/2032	3,500,000	3,978,682
Series F-1, 5.00%, 8/1/2028	1,095,000	1,171,048
Series B-1, 5.25%, 10/1/2041	2,000,000	2,152,131
Series B-1, 5.25%, 10/1/2043	1,500,000	1,599,584
County of Nassau, General Obligation, NY Series A, 4.00%, 4/1/2053	2,500,000	2,289,657
County of Suffolk, General Obligation, NY Series A, 4.00%, 10/15/2042	1,000,000	960,776
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	3,000,000	2,576,021
Series A, 4.00%, 12/1/2038	1,250,000	1,277,776
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	4,850,589
Series A, 3.00%, 3/15/2041	1,395,000	1,170,423
Series E, 3.00%, 3/15/2047	2,500,000	1,912,285
Series A, 4.00%, 3/15/2038	2,290,000	2,299,806
Series A, 4.00%, 3/15/2044	1,000,000	946,368
Series A, 4.00%, 3/15/2049	2,000,000	1,842,014
Series C, 4.00%, 3/15/2041	1,195,000	1,165,265
Series E, 4.00%, 3/15/2034	1,225,000	1,252,710
Series E, 4.00%, 3/15/2038	1,185,000	1,189,604
Series E, 4.00%, 3/15/2046	1,345,000	1,237,544
Series A, 5.00%, 9/15/2028	3,000,000	3,241,495
Series C, 5.00%, 3/15/2029	1,060,000	1,151,255
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	3,515,000	3,353,501
Long Island Power Authority Revenue, NY:
Series A, 4.00%, 9/1/2037	3,285,000	3,292,174
5.00%, 9/1/2037	2,825,000	2,902,419
Series A, Assured Guaranty, Inc., 5.00%, 9/1/2043 (b)	1,710,000	1,824,226
Series A, 5.25%, 9/1/2054	2,100,000	2,214,073

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2049	$2,000,000	$2,080,328
Series B-1, 5.00%, 11/15/2051	1,415,000	1,467,326
Series B-2, 5.00%, 11/15/2048	1,500,000	1,563,025
Series A, 5.25%, 11/15/2035	250,000	255,706
Metropolitan Transportation Authority Revenue, NY:
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2044 (b)	2,500,000	2,295,985
Series D2, 4.00%, 11/15/2047	1,500,000	1,354,907
Series C1, 4.75%, 11/15/2045	1,000,000	994,280
Series 2025A, 5.00%, 11/15/2035	2,500,000	2,821,345
Series A, 5.00%, 11/15/2036	1,310,000	1,447,535
Series A1, 5.00%, 11/15/2046	2,520,000	2,524,189
Series A1, 5.00%, 11/15/2051	2,000,000	2,003,880
Series B, 5.00%, 11/15/2039	1,595,000	1,715,973
Series C1, 5.00%, 11/15/2031	1,020,000	1,076,414
Series D1, 5.00%, 11/15/2045	5,000,000	5,075,450
Series 2025A, 5.25%, 11/15/2055	2,500,000	2,612,548
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2053	2,655,000	2,723,105
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,820,000	1,819,360
New York City Health & Hospitals Corp. Revenue, NY Series A, 5.00%, 2/15/2036	1,000,000	1,141,549
New York City Housing Development Corp. Revenue, NY:
Series C1A, 3.50%, 11/1/2033	1,890,000	1,891,873
Series K, 3.60%, 11/1/2033	2,930,000	2,936,142
Series C-2, VRN, 3.75%, 5/1/2065 (a)	3,000,000	3,053,677
Series A, Housing and Urban Development, 4.60%, 8/1/2048	2,495,000	2,499,381
Series E-1, 4.85%, 11/1/2053	2,850,000	2,872,953
Series C, 4.95%, 2/1/2055	1,000,000	1,000,163
Series C-1, 5.13%, 11/1/2055	1,100,000	1,118,178
New York City Industrial Development Agency Revenue, NY Series A, 3.00%, 3/1/2049	1,000,000	716,238
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2045	5,365,000	5,014,851
Series BB2, 4.00%, 6/15/2042	3,085,000	2,977,420
Series DD, 4.13%, 6/15/2046	2,000,000	1,907,993
Security Description	Principal Amount	Value
Series DD, 4.13%, 6/15/2047	$8,000,000	$7,602,713
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,341,203
Series AA-2, 5.00%, 6/15/2049	3,000,000	3,142,115
Series BB, 5.00%, 6/15/2035	4,120,000	4,723,842
Series BB, 5.00%, 6/15/2036	2,000,000	2,270,439
Series BB, 5.00%, 6/15/2043	2,690,000	2,892,012
Series BB, 5.00%, 6/15/2048	1,000,000	1,051,414
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	1,500,000	1,753,593
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	2,000,000	2,105,280
Series DD, 5.00%, 6/15/2029	1,000,000	1,094,549
Series BB-1, 5.25%, 6/15/2054	3,000,000	3,160,529
Series DD, 5.50%, 6/15/2039	1,040,000	1,207,603
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S2A, State Aid Withholding, 4.00%, 7/15/2037	2,045,000	2,057,346
Series S-1, State Aid Withholding, 5.00%, 7/15/2042	1,115,000	1,200,982
Series S-2, State Aid Withholding, 5.00%, 7/15/2036 (c)	4,250,000	4,836,353
Series S-2, State Aid Withholding, 5.00%, 7/15/2042 (c)	2,755,000	2,966,655
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 4.00%, 8/1/2039	2,825,000	2,810,777
Series C, 4.00%, 2/1/2027	2,000,000	2,040,585
Series C-1, 4.00%, 2/1/2039	1,185,000	1,181,963
Series E1, 4.00%, 2/1/2042	1,220,000	1,174,441
Series F-1, 4.00%, 2/1/2051	1,295,000	1,200,148
Series 1, 5.00%, 11/1/2028	1,065,000	1,146,276
Series A, 5.00%, 5/1/2036	6,625,000	7,383,356
Series A, 5.00%, 5/1/2038	1,000,000	1,094,841
Series A-1, 5.00%, 11/1/2025	6,740,000	6,752,697
Series B-1, 5.00%, 11/1/2027	2,000,000	2,107,478
Series C-1, 5.00%, 11/1/2027	2,150,000	2,265,539
Series D-1, 5.00%, 11/1/2028	1,490,000	1,603,710
Series D-1, 5.00%, 11/1/2034	2,000,000	2,227,603
Series D-1, 5.00%, 11/1/2038	1,680,000	1,811,800
Series E-1, 5.00%, 11/1/2032	1,500,000	1,717,238
Series A-1, 5.25%, 8/1/2042	1,000,000	1,069,284
Series F-1, 5.25%, 2/1/2047	4,545,000	4,788,294
New York City Transitional Finance Authority Revenue, NY:
Series B, 5.00%, 5/1/2026	2,250,000	2,281,479
Series C, 5.00%, 5/1/2028	1,000,000	1,064,391

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 5/1/2038	$2,400,000	$2,640,595
Series D-1, 5.00%, 11/1/2028	4,180,000	4,498,999
Series E, 5.00%, 11/1/2047	1,720,000	1,795,455
Series E, 5.00%, 11/1/2053	1,500,000	1,553,898
Series F-1, 5.00%, 2/1/2038	3,010,000	3,320,152
Series F-1, 5.00%, 2/1/2046	1,370,000	1,429,475
Series G-1, 5.00%, 11/1/2030	2,500,000	2,802,107
Series G-1, 5.00%, 5/1/2039	1,000,000	1,100,926
Series H, 5.00%, 11/1/2037	1,750,000	1,961,851
Series I-1, 5.00%, 5/1/2046	4,055,000	4,254,138
Series G-1, 5.25%, 5/1/2051	1,000,000	1,054,929
Series I-1, 5.25%, 5/1/2048	4,450,000	4,741,469
Series C, 5.50%, 5/1/2040	1,250,000	1,405,792
Series C, 5.50%, 5/1/2041	1,035,000	1,150,604
New York Convention Center Development Corp. Revenue, NY 5.00%, 11/15/2040	1,000,000	1,000,782
New York Energy Finance Development Corp. Revenue, NY 5.00%, 7/1/2056 (a)	1,945,000	2,077,635
New York Liberty Development Corp. Revenue, NY:
2.63%, 9/15/2069	1,500,000	1,402,039
Series 1, 2.75%, 2/15/2044	3,665,000	2,690,102
Series A, 3.00%, 9/15/2043	1,000,000	804,443
Series A, 3.00%, 11/15/2051	1,000,000	713,525
Series A, 3.13%, 9/15/2050	1,000,000	744,619
Series 1, 4.00%, 2/15/2043	1,500,000	1,441,080
5.25%, 10/1/2035	2,000,000	2,299,672
New York Power Authority Revenue, NY:
Series A, Assured Guaranty, Inc., 4.00%, 11/15/2040 (b)	3,795,000	3,799,823
Series A, 4.00%, 11/15/2045	3,300,000	3,091,503
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 3/15/2041	710,000	593,969
Series A, 3.25%, 2/15/2040	5,000	5,053
Series 1-A, 4.00%, 7/1/2051	2,000,000	1,825,492
Series A, 4.00%, 3/15/2038	1,500,000	1,508,474
Series A, 4.00%, 7/1/2040	2,400,000	2,417,631
Series A, 4.00%, 3/15/2041	1,515,000	1,476,530
Series A, 4.00%, 7/1/2053	1,365,000	1,187,310
5.00%, 10/1/2045	3,500,000	3,904,547
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (b)	4,625,000	4,982,873
Series A, 5.00%, 3/15/2029	1,655,000	1,801,055
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2029 (b)	2,000,000	2,203,311
Series A, 5.00%, 3/15/2031	1,680,000	1,894,843
Series A, 5.00%, 7/1/2032	125,000	126,943
Security Description	Principal Amount	Value
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2032 (b)	$3,500,000	$4,013,736
Series A, 5.00%, 3/15/2033	2,000,000	2,290,614
Series A, 5.00%, 3/15/2034	5,000,000	5,750,243
Series A, 5.00%, 5/1/2034	1,155,000	1,304,195
Series A, 5.00%, 3/15/2035	1,000,000	1,125,036
Series A, 5.00%, 3/15/2036	1,000,000	1,116,058
Series A, 5.00%, 3/15/2038	4,700,000	5,263,317
Series A, 5.00%, 3/15/2039	1,000,000	1,085,526
Series A, 5.00%, 7/1/2040	1,045,000	1,044,190
Series A, 5.00%, 3/15/2042	1,610,000	1,729,187
Series A, 5.00%, 3/15/2044	1,000,000	1,053,566
Series A, 5.00%, 3/15/2046	2,020,000	2,084,788
Series A, 5.00%, 10/1/2047	1,500,000	1,660,182
Series A, 5.00%, 3/15/2050	2,075,000	2,147,740
Series A, 5.00%, 5/1/2052	2,000,000	2,024,789
Series A, 5.00%, 7/1/2053	2,685,000	2,727,570
Series A, 5.00%, 3/15/2054	2,265,000	2,337,043
Series A-1, 5.00%, 3/15/2029	3,000,000	3,263,456
Series B, 5.00%, 3/15/2046	2,000,000	2,092,455
Series D, 5.00%, 2/15/2030	1,000,000	1,106,735
Series E, 5.00%, 3/15/2031	1,730,000	1,951,238
Series E, 5.00%, 3/15/2032	1,285,000	1,463,194
Series E, 5.00%, 3/15/2034	1,000,000	1,000,836
Series E, 5.00%, 3/15/2048	1,995,000	2,029,997
5.25%, 7/1/2050	1,120,000	1,136,105
Series A, 5.25%, 3/15/2048	4,595,000	4,861,491
Series A, 5.25%, 7/1/2051	5,000,000	5,280,626
Series A, 5.25%, 7/1/2055	1,000,000	1,055,099
Series A, 5.50%, 7/1/2054	1,000,000	1,086,441
Series A, 5.50%, 5/1/2056	3,000,000	3,051,068
Series C, 5.50%, 3/15/2053	2,420,000	2,623,962
New York State Energy Research & Development Authority Revenue, NY:
Series B, 3.80%, 8/1/2032	1,560,000	1,606,816
Series C, 4.00%, 4/1/2034	2,175,000	2,222,442
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,425,132
Series A, 5.00%, 6/15/2042	1,000,000	1,017,405
Series B, 5.00%, 6/15/2026	5,000,000	5,090,767
New York State Housing Finance Agency Revenue, NY:
Series E-2, 3.10%, 5/1/2062 (a)	1,485,000	1,484,472
Series B-2, VRN, 3.30%, 12/15/2054 (a)	1,415,000	1,418,020
Series B-2, VRN, 3.35%, 12/15/2054 (a)	3,055,000	3,075,401
Series A, 3.57%, 5/1/2042 (a)	4,910,000	5,008,011
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (a)	2,400,000	2,425,321

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	$1,000,000	$756,343
Series A1, 3.00%, 3/15/2049	1,000,000	748,443
Series A1, 4.00%, 3/15/2054	2,500,000	2,253,347
Series B, 4.00%, 1/1/2045	5,000,000	4,662,205
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (b)	1,500,000	1,375,592
Series N, 4.00%, 1/1/2047	1,575,000	1,455,482
5.00%, 3/15/2041	3,000,000	3,197,436
Series A, 5.00%, 3/15/2029	2,850,000	3,102,277
Series A, 5.00%, 3/15/2039	2,400,000	2,606,976
Series A, 5.00%, 1/1/2041	1,625,000	1,625,751
Series A1, 5.00%, 3/15/2030	5,000	5,550
Series C, 5.00%, 3/15/2053	1,200,000	1,229,916
New York Transportation Development Corp. Revenue, NY Series C, 4.00%, 12/1/2041	2,480,000	2,343,408
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	2,000,000	2,060,623
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,101,548
Series 240, 5.00%, 7/15/2041	2,000,000	2,157,008
Series 241, 5.00%, 7/15/2040	1,140,000	1,240,634
Series 241, 5.00%, 7/15/2041	1,500,000	1,617,756
Series 243, 5.00%, 12/1/2026	2,000,000	2,058,253
Series 243, 5.00%, 12/1/2033	2,000,000	2,323,179
Series 244, 5.00%, 7/15/2038	1,310,000	1,466,942
Series 244, 5.00%, 7/15/2045	1,085,000	1,150,286
State of New York Mortgage Agency Homeowner Mortgage Revenue, NY:
Series 223, 2.65%, 10/1/2034	1,000,000	902,600
Series 203, 3.10%, 10/1/2032	1,500,000	1,500,735
Series 264, 4.60%, 10/1/2054	3,000,000	2,955,640
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,736,173
Series A, 5.00%, 3/15/2034	4,325,000	5,025,564
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,232,303
Series A, 4.00%, 11/15/2042	1,060,000	1,004,372
Series C, 4.00%, 11/15/2040	1,155,000	1,136,511
Series D-2, 4.50%, 5/15/2047	2,900,000	2,906,185
Series A, 5.00%, 11/15/2027	1,500,000	1,584,619
Series A, 5.00%, 3/1/2028	3,000,000	3,177,498
Series A, 5.00%, 11/15/2031	2,675,000	3,049,514
Series A, 5.00%, 12/1/2050	1,050,000	1,085,623
Series A-2, 5.00%, 11/15/2038	5,315,000	5,905,363
Series B, 5.00%, 11/15/2028	5,865,000	6,296,180
Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2030	$4,000,000	$4,486,181
Series B-2, 5.00%, 3/15/2029	4,000,000	4,361,028
Series C, 5.00%, 11/15/2030	1,000,000	1,126,587
Series C, 5.00%, 11/15/2038	1,500,000	1,649,739
Series A, 5.25%, 11/15/2050	2,000,000	2,139,357
Series A, 5.25%, 12/1/2054	1,200,000	1,264,572
Series A, 5.25%, 11/15/2055	1,000,000	1,065,140
Series A-1, 5.25%, 11/15/2051	1,000,000	1,063,207
Series A, 5.50%, 12/1/2059	1,000,000	1,078,170
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	1,225,000	1,294,721
Series A, 5.00%, 5/15/2045	1,270,000	1,321,319
Series A-1, 5.25%, 5/15/2059	2,000,000	2,110,023
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	406,763
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,179,267
Series 1, 5.00%, 12/15/2033	2,000,000	2,266,542
Series 1, 5.00%, 12/15/2040	1,570,000	1,743,266
Series 2, 5.00%, 12/15/2042	1,590,000	1,726,999
		539,280,070
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2048	2,000,000	2,079,642
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	964,822
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,172,207
5.00%, 7/1/2037	1,250,000	1,423,313
5.00%, 7/1/2039	1,500,000	1,677,373
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,776,007
City of Raleigh Revenue, NC 5.00%, 10/1/2033	2,000,000	2,316,490
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,137,312
County of Guilford, General Obligation, NC:
5.00%, 3/1/2035	2,000,000	2,347,929
5.00%, 3/1/2039	1,000,000	1,118,686
County of Mecklenburg Revenue, NC:
5.00%, 2/1/2038	1,000,000	1,127,697
5.00%, 2/1/2039	1,000,000	1,116,834

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	$2,000,000	$2,249,622
Series B, 5.00%, 2/1/2030	1,515,000	1,683,594
County of Wake Revenue, NC:
Series A, 5.00%, 5/1/2037	1,000,000	1,143,070
Series A, 5.00%, 5/1/2041	2,470,000	2,704,757
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,666,269
Nash Health Care Systems Revenue, NC 5.00%, 2/1/2032	2,100,000	2,321,546
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 11/1/2052	1,425,000	1,250,165
Series B, VRN, 5.00%, 6/1/2055 (a)	2,500,000	2,735,082
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,000,000	1,001,688
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (b)	1,500,000	1,536,221
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	2,000,000	2,122,896
Series A, 5.00%, 5/1/2028	1,255,000	1,338,551
Series A, 5.00%, 5/1/2029	1,000,000	1,088,167
Series A, 5.00%, 5/1/2039	1,000,000	1,118,071
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2029	1,000,000	1,095,417
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	1,955,000	1,836,894
		45,150,322
NORTH DAKOTA — 0.0% *
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2040	1,000,000	1,093,639
OHIO — 1.7%
American Municipal Power, Inc. Revenue, OH:
Series C, 4.00%, 2/15/2039	1,400,000	1,379,717
Series A, 5.00%, 2/15/2046	1,000,000	999,585
Bowling Green State University Revenue, OH Series A, 5.00%, 6/1/2042	1,000,000	1,000,266
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,654,965
Series A, 5.00%, 8/15/2028	2,500,000	2,686,400
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 8/1/2047	3,900,000	3,489,467
Security Description	Principal Amount	Value
County of Cuyahoga Revenue, OH 5.50%, 2/15/2057	$1,000,000	$995,289
County of Fayette Revenue, OH Assured Guaranty, Inc., 5.25%, 12/1/2054 (b)	1,000,000	1,035,921
Cuyahoga Community College District, General Obligation, OH 5.00%, 12/1/2037	600,000	604,611
Ohio Housing Finance Agency Revenue, OH:
Series B, 4.70%, 9/1/2054	1,000,000	997,917
Series B, 6.50%, 3/1/2056	3,000,000	3,418,792
Ohio State University Revenue, OH:
Series B, 5.00%, 12/1/2033	1,750,000	2,016,503
Series C, 5.25%, 12/1/2046	2,500,000	2,686,458
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	3,000,000	3,097,033
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 12/1/2037	1,750,000	1,897,706
Series A, 5.00%, 12/1/2040	1,000,000	1,076,094
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,415,000	2,391,684
Series B, 5.00%, 12/1/2026	3,000,000	3,088,124
Series D, 5.00%, 12/1/2032	1,510,000	1,741,897
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2053	1,250,000	1,274,595
State of Ohio Revenue, OH:
5.00%, 1/1/2035	3,000,000	3,419,781
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,104,809
Series A, 5.00%, 4/1/2033	1,000,000	1,152,511
State of Ohio, General Obligation, OH:
Series B, 5.00%, 8/1/2026	4,000,000	4,084,921
Series B, 5.00%, 11/1/2034	5,000,000	5,845,057
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047	1,000,000	1,051,262
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	2,000,000	2,106,754
		57,298,119

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OKLAHOMA — 0.5%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (b)	$3,905,000	$3,704,146
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,112,446
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,016,656
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,475,336
Series A, 5.00%, 1/1/2043	1,000,000	1,067,887
Oklahoma Water Resources Board Revenue, OK:
5.00%, 4/1/2049	1,100,000	1,154,930
Series B, 5.25%, 10/1/2044	1,170,000	1,236,896
		16,768,297
OREGON — 1.0%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 10/1/2039	1,500,000	1,668,932
Series A, 5.00%, 12/1/2040	2,000,000	2,176,777
Clackamas Community College District, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2044	1,500,000	1,599,155
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2045	1,000,000	1,013,170
Oregon City School District No. 62, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2049	1,000,000	1,045,821
Oregon Health & Science University Revenue, OR Series A, 4.00%, 7/1/2041	1,190,000	1,170,776
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2030	1,000,000	1,111,140
Series A, 5.00%, 4/1/2037	1,140,000	1,300,022
Series A, 5.00%, 4/1/2038	1,000,000	1,126,804
Portland Community College District, General Obligation, OR 5.00%, 6/15/2032	500,000	506,755
Security Description	Principal Amount	Value
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	$1,995,000	$1,076,297
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,427,200
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	2,250,000	2,552,477
Series A, 5.00%, 11/15/2034	2,000,000	2,334,946
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2035	1,500,000	1,753,535
Series A, 5.00%, 5/1/2037	2,000,000	2,286,141
Series A, 5.00%, 5/1/2038	2,000,000	2,262,132
Series A, 5.00%, 5/1/2039	1,000,000	1,100,779
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,092,460
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,242,026
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	938,236
Series B, School Bond Guaranty, Zero Coupon, 6/15/2032	1,000,000	772,550
Series B, School Bond Guaranty, Zero Coupon, 6/15/2033	1,000,000	736,657
		32,294,788
PENNSYLVANIA — 3.4%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2032	1,000,000	1,064,234
Allegheny County Sanitary Authority Revenue, PA 5.25%, 6/1/2039	1,545,000	1,696,255
Beaver County Industrial Development Authority Revenue, PA Series B, 3.75%, 10/1/2047	1,000,000	823,872
City of Philadelphia Airport Revenue, PA Series A, 4.00%, 7/1/2037	1,000,000	1,003,382
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 10/1/2042	1,500,000	1,519,258
Series A, 5.00%, 10/1/2047	1,000,000	1,004,845

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/1/2041	$1,315,000	$1,391,261
Series B, Assured Guaranty, Inc., 5.50%, 9/1/2053 (b)	1,000,000	1,068,944
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	2,170,000	2,306,750
Commonwealth Financing Authority Revenue, PA 5.00%, 6/1/2035	1,050,000	1,090,873
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,105,822
Series 1ST, 4.00%, 8/15/2040	2,000,000	2,017,856
Series BID, 4.00%, 8/15/2044	5,000,000	4,802,478
5.00%, 10/1/2027	3,000,000	3,153,967
5.00%, 10/1/2036	2,010,000	2,220,298
5.00%, 10/1/2040	1,105,000	1,182,739
Series 1ST, 5.00%, 8/15/2036	1,460,000	1,659,587
Series BID, 5.00%, 8/15/2032	1,000,000	1,140,950
Series FIRST, 5.00%, 9/1/2028	2,000,000	2,144,981
County of Allegheny, General Obligation, PA Series C-80, 5.00%, 12/1/2054	1,000,000	1,026,745
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	2,500,000	2,759,748
Dauphin County General Authority Revenue, PA:
Series A, 4.00%, 6/1/2031	2,190,000	2,200,890
Series A, 5.00%, 6/1/2035	3,925,000	3,961,249
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	3,930,000	3,992,280
Geisinger Authority Revenue, PA Series A, 5.00%, 4/1/2050	1,000,000	1,005,956
General Authority of Southcentral Pennsylvania Revenue, PA Series A, 5.00%, 6/1/2029	1,000,000	1,082,650
Lehigh County Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (b)	2,000,000	2,191,265
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.25%, 8/15/2053	1,000,000	1,036,609
Pennsylvania Economic Development Financing Authority Revenue, PA:
4.00%, 7/1/2033	1,750,000	1,764,570
5.00%, 8/1/2049	1,000,000	1,045,996
Security Description	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2042	$1,600,000	$1,506,490
Series A, 5.00%, 8/15/2030	1,030,000	1,074,146
Series A, 5.00%, 2/15/2035	2,025,000	2,351,968
Series B-1, Assured Guaranty, Inc., 5.00%, 11/1/2051 (b)	2,245,000	2,299,773
Series 2025, 5.50%, 8/15/2055	1,000,000	1,076,006
Pennsylvania Housing Finance Agency Revenue, PA:
Series 127B, 3.55%, 10/1/2033	1,000,000	1,000,735
Series 122, AMT, 3.65%, 10/1/2032	1,070,000	1,071,471
Series 147, 4.70%, 10/1/2049	1,925,000	1,911,449
Series 149A, 5.20%, 4/1/2053	1,250,000	1,283,032
Series 150A, 5.25%, 10/1/2052	2,000,000	2,051,957
Series 149A, 6.50%, 10/1/2055	2,500,000	2,868,442
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2042	1,000,000	1,016,981
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2046	1,505,000	1,537,001
Series B, 5.00%, 12/1/2053	625,000	640,120
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2034	2,355,000	2,372,334
Series A-1, 4.00%, 12/1/2041	1,000,000	976,317
Series C, 4.00%, 12/1/2040	1,400,000	1,381,708
Series A, 5.00%, 12/1/2030	1,505,000	1,541,579
Series A, 5.00%, 12/1/2041	2,000,000	2,154,236
Series A-1, 5.00%, 12/1/2042	1,000,000	1,015,981
Series A-1, 5.00%, 12/1/2046	1,000,000	1,000,618
Series B, 5.00%, 12/1/2045	2,500,000	2,501,884
Series B, 5.00%, 12/1/2046	1,000,000	1,028,790
Series C, 5.00%, 12/1/2047	2,550,000	2,669,502
Series FIRST, 5.00%, 12/1/2043	1,800,000	1,891,480
Philadelphia Authority for Industrial Development Revenue, PA:
4.00%, 7/1/2036	2,780,000	2,783,003
Series A, 5.00%, 9/1/2037	1,525,000	1,536,635
Philadelphia Gas Works Co. Revenue, PA:
Series 14TH, 5.00%, 10/1/2030	1,550,000	1,579,730
Series 15TH, 5.00%, 8/1/2036	1,000,000	1,022,269
Series 15TH, 5.00%, 8/1/2042	2,000,000	2,022,185

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.50%, 9/1/2048	$3,460,000	$3,653,067
Southeastern Pennsylvania Transportation Authority Revenue, PA 5.25%, 6/1/2042	1,500,000	1,611,316
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	3,000,000	3,499,664
		112,398,179
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 9/1/2036	1,130,000	1,268,760
Rhode Island Housing & Mortgage Finance Corp. Revenue, RI Series 86-A, 5.15%, 10/1/2045	2,000,000	2,070,795
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	3,600,000	4,142,389
Series A, 5.00%, 12/1/2035	1,000,000	1,138,295
		8,620,239
SOUTH CAROLINA — 0.9%
City of Charleston Waterworks & Sewer System Revenue, SC Series A, 5.00%, 1/1/2045	1,000,000	1,071,889
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,293,368
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	111,763
Patriots Energy Group Financing Agency Revenue, SC Series B-1, VRN, 5.25%, 2/1/2054 (a)	2,000,000	2,182,837
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	10,000	11,076
Series A, 5.00%, 3/1/2039	1,580,000	1,711,458
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.25%, 11/1/2047	2,000,000	1,876,643
Series A, 5.00%, 12/1/2046	2,000,000	2,016,342
Series A, 5.00%, 5/1/2048	2,000,000	2,009,505
Series A, 5.50%, 11/1/2054	2,000,000	2,109,505
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2043	5,010,000	4,626,082
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2041	$1,000,000	$1,006,306
Series B, 5.00%, 12/1/2056	1,000,000	1,002,226
Series E, Assured Guaranty, Inc., 5.25%, 12/1/2037 (b)	3,000,000	3,304,686
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,000,000
Spartanburg Regional Health Services District Revenue, SC 5.00%, 4/15/2034	1,310,000	1,438,922
		30,772,608
SOUTH DAKOTA — 0.2%
South Dakota Health & Educational Facilities Authority Revenue, SD:
4.00%, 9/1/2035	3,000,000	2,985,934
Series A, 4.00%, 7/1/2044	1,000,000	913,456
Series C, VRN, 5.00%, 11/1/2051 (a)	2,180,000	2,400,647
South Dakota Housing Development Authority Revenue, SD Series E, 6.25%, 5/1/2056 (c)	1,530,000	1,748,300
		8,048,337
TENNESSEE — 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue, TN 5.25%, 12/1/2054	2,500,000	2,578,553
County of Shelby, General Obligation, TN Series B, 4.00%, 4/1/2039	2,000,000	2,010,031
Knox County Health Educational & Housing Facility Board Revenue, TN:
Series A, 5.00%, 1/1/2042	1,000,000	1,006,904
Series B-1, Build America Mutual Assurance Corp., 5.13%, 7/1/2054 (b)	1,400,000	1,429,471
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2046	2,000,000	2,002,203
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series A, 5.00%, 5/15/2035	1,000,000	1,145,473
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2027	5,000,000	5,100,200
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.25%, 7/1/2047	1,500,000	1,570,877

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (d)	$1,325,000	$1,304,222
Zero Coupon, 4/1/2034	3,255,000	2,279,853
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2029 (b)	1,000,000	1,067,756
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,058,298
Series A, 5.00%, 5/1/2027	2,000,000	2,082,903
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (a)	4,000,000	4,098,385
Series A, VRN, 5.00%, 10/1/2054 (a)	1,000,000	1,071,396
Series A, VRN, 5.50%, 10/1/2053 (a)	1,000,000	1,079,222
Tennessee Energy Acquisition Corp. Revenue, TN:
Series A, 5.00%, 12/1/2035	2,550,000	2,757,787
Series A, 5.00%, 5/1/2052 (a)	1,680,000	1,807,221
Series A-1, VRN, 5.00%, 5/1/2053 (a)	1,250,000	1,304,936
Tennessee Housing Development Agency Revenue, TN:
Series 2-A, 5.15%, 7/1/2050	2,000,000	2,048,092
Series 2-A, 6.00%, 1/1/2056	1,250,000	1,402,467
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2035	3,045,000	3,484,802
		46,691,052
TEXAS — 11.3%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	127,740
5.00%, 2/15/2027	1,885,000	1,951,250
Aldine Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2034 (b)	1,350,000	1,363,015
Series B, Permanent School Fund, 4.00%, 2/15/2049 (b)	4,000,000	3,651,599
Aledo Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2043 (b)	1,000,000	1,044,832
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (b)	1,975,000	2,224,328
Security Description	Principal Amount	Value
Austin Independent School District, General Obligation, TX:
Permanent School Fund, 1.88%, 8/1/2038 (b)	$1,450,000	$1,078,078
Permanent School Fund, 5.00%, 8/1/2033 (b)	1,880,000	2,158,620
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (b)	1,000,000	926,403
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,253,197
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2029	2,125,000	2,327,609
Series A, 5.00%, 8/15/2031	3,000,000	3,400,225
Series A, 5.00%, 8/15/2032	1,000,000	1,145,892
Series A, 5.00%, 8/15/2043	1,800,000	1,892,114
Series E, 5.00%, 8/15/2026	140,000	143,058
Series E, 5.00%, 8/15/2027	100,000	104,842
Carrollton-Farmers Branch Independent School District, General Obligation, TX Permanent School Fund, 4.75%, 2/15/2050 (b)	3,400,000	3,449,076
Celina Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (b)	2,000,000	1,855,536
Central Texas Regional Mobility Authority Revenue, TX Series E, 4.00%, 1/1/2050	1,525,000	1,369,497
Central Texas Turnpike System Revenue, TX:
Series A, American Municipal Bond Assurance Corp., Zero Coupon, 8/15/2029 (b)	2,995,000	2,681,969
Series C, 5.00%, 8/15/2035	1,000,000	1,123,102
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2046	1,500,000	1,570,178
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,569,737
5.00%, 11/15/2029	1,400,000	1,539,562
Series C, 5.00%, 11/15/2045	1,000,000	1,031,956
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,706,611
5.00%, 9/1/2033	2,000,000	2,298,110
City of Celina, General Obligation, TX 4.13%, 9/1/2048	2,105,000	1,969,953

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Corpus Christi Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 7/15/2055 (b)	$2,000,000	$2,077,131
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2034	1,750,000	1,754,859
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	1,000,000	760,245
4.00%, 10/1/2049	1,370,000	1,247,013
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	1,000,000	1,081,843
Series B, 5.00%, 2/15/2028	1,590,000	1,683,260
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	1,500,000	1,462,651
City of Garland Electric Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 3/1/2050 (b)	2,350,000	2,429,091
City of Houston Airport System Revenue, TX Series B, 5.50%, 7/1/2055	2,000,000	2,142,329
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,770,000	1,359,960
Series A, 5.00%, 11/15/2032	1,270,000	1,445,068
Series A, 5.00%, 11/15/2034	3,000,000	3,428,945
Series B, 5.00%, 11/15/2026	300,000	308,125
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2034	1,500,000	1,703,523
Series A, 5.25%, 3/1/2042	1,750,000	1,882,094
Series A, 5.25%, 3/1/2043	1,400,000	1,501,041
City of New Braunfels Utility System Revenue, TX:
3.00%, 7/1/2045	885,000	688,590
4.75%, 7/1/2056	1,970,000	1,971,765
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (a)	545,000	543,350
Series B, 5.00%, 2/1/2033	1,000,000	1,135,368
Series C, 5.00%, 2/1/2032	2,500,000	2,817,255
Series C, 5.00%, 2/1/2033	2,000,000	2,270,736
Series C, 5.00%, 2/1/2034	2,000,000	2,283,422
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	1,000,000	1,029,322
5.00%, 2/1/2027	5,000,000	5,167,834
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (b)	1,500,000	1,688,193
Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund, 5.00%, 8/15/2033 (b)	$1,465,000	$1,630,573
Permanent School Fund, 5.00%, 8/15/2034 (b)	2,500,000	2,761,716
Collin County Community College District, General Obligation, TX Series A, 4.00%, 8/15/2037	1,905,000	1,930,208
Comal Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/15/2039 (b)	2,000,000	1,815,958
Community Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (b)	1,275,000	1,328,600
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2041 (b)	500,000	431,174
Permanent School Fund, 4.00%, 2/15/2049 (b)	1,500,000	1,373,369
Permanent School Fund, 4.00%, 2/15/2050 (b)	1,000,000	914,040
Permanent School Fund, 5.00%, 2/15/2032 (b)	1,000,000	1,135,132
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2033 (b)	1,750,000	2,004,516
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,129,873
County of Fort Bend Toll Road Revenue, TX Assured Guaranty, Inc., 4.25%, 3/1/2049 (b)	1,000,000	935,994
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	189,169
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2037	1,060,000	1,073,674
4.00%, 8/15/2039	1,500,000	1,502,038
Series A, 4.00%, 8/15/2049	1,130,000	1,036,380
County of Harris, General Obligation, TX 4.00%, 9/15/2049	2,120,000	1,985,125
County of Midland, General Obligation, TX 4.00%, 2/15/2040	2,125,000	2,121,764
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,688,817

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (b)	$2,000,000	$2,209,939
Permanent School Fund, 5.00%, 2/15/2034 (b)	1,000,000	1,134,114
Permanent School Fund, 5.00%, 2/15/2035 (b)	1,000,000	1,157,330
Series A, Permanent School Fund, 5.00%, 2/15/2036 (b)	2,000,000	2,231,342
Series A, Permanent School Fund, 5.00%, 2/15/2039 (b)	1,000,000	1,084,594
Dallas Area Rapid Transit Revenue, TX Series B, 5.00%, 12/1/2047	1,000,000	1,026,582
Dallas College, General Obligation, TX 5.00%, 2/15/2029	1,235,000	1,334,827
Dallas Fort Worth International Airport Revenue, TX:
Series 2024, 5.00%, 11/1/2044	1,500,000	1,580,259
Series 2024, 5.25%, 11/1/2048	1,000,000	1,062,482
Series B, 5.25%, 11/1/2050 (c)	3,000,000	3,167,840
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2054 (b)	1,000,000	907,650
Permanent School Fund, 5.00%, 2/15/2027 (b)	1,000,000	1,033,222
Permanent School Fund, 5.00%, 2/15/2038 (b)	1,250,000	1,371,522
Del Valle Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 6/15/2036 (b)	2,665,000	2,908,086
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2034 (b)	1,500,000	1,704,948
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (b)	4,500,000	5,122,223
Eagle Mountain & Saginaw Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2055 (b)	2,000,000	2,083,546
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/15/2035 (b)	2,750,000	3,013,790
Security Description	Principal Amount	Value
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (b)	$3,335,000	$3,412,865
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (b)	1,070,000	1,158,892
Series A, Permanent School Fund, 5.00%, 2/15/2029 (b)	2,400,000	2,599,384
Frisco Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2038 (b)	1,360,000	1,500,426
Galena Park Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 8/15/2049 (b)	1,000,000	792,364
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2039 (b)	1,000,000	1,081,910
Grand Parkway Transportation Corp. Revenue, TX:
5.00%, 10/1/2052 (a)	2,000,000	2,094,065
Series A, 5.00%, 10/1/2034	1,500,000	1,569,907
Greater Texoma Utility Authority Revenue, TX Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2049 (b)	1,780,000	1,818,601
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	1,105,000	1,106,117
5.00%, 11/15/2033	1,835,000	1,892,080
Series A, 5.00%, 5/15/2029	1,000,000	1,066,975
Series B, 5.00%, 7/1/2035	1,690,000	1,920,159
Harris County Flood Control District, General Obligation, TX Series A, 5.00%, 10/1/2026	1,375,000	1,407,827
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (b)	1,400,000	1,514,889
Permanent School Fund, 5.00%, 2/15/2048 (b)	1,425,000	1,468,232
Hidalgo County Regional Mobility Authority Revenue, TX Series A, Zero Coupon, 12/1/2043	2,000,000	804,609
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2034 (b)	2,000,000	2,311,807

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, Permanent School Fund, 5.00%, 2/15/2036 (b)	$1,620,000	$1,863,797
Series B, Permanent School Fund, 5.00%, 2/15/2027 (b)	2,100,000	2,172,363
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2032 (b)	3,500,000	3,992,290
Series A, 5.00%, 8/15/2028	140,000	146,116
Irving Independent School District, General Obligation, TX Permanent School Fund, 4.50%, 2/15/2045 (b)	3,110,000	3,163,339
Judson Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (b)	3,000,000	2,763,551
Katy Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (b)	3,125,000	3,309,523
Permanent School Fund, 5.00%, 2/15/2033 (b)	2,000,000	2,284,831
Krum Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2057 (b)	1,000,000	1,041,773
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	1,065,000	1,188,995
5.00%, 2/15/2037	1,000,000	1,096,151
Series A, Permanent School Fund, 5.00%, 2/15/2036 (b)	2,750,000	3,097,165
Leander Independent School District, General Obligation, TX:
Series A, Permanent School Fund, Zero Coupon, 8/16/2044 (b)	25,000	11,830
Series A, Permanent School Fund, 5.00%, 8/15/2055 (b)	2,000,000	2,077,070
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2032 (b)	2,750,000	3,147,916
Liberty Hill Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (b)	2,425,000	2,145,946
Longview Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (b)	2,000,000	1,841,939
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	2,050,000	2,130,020
Security Description	Principal Amount	Value
5.00%, 5/15/2038	$1,000,000	$1,016,893
5.00%, 5/15/2046	3,915,000	3,921,846
Series B, VRN, 5.00%, 5/15/2045 (a)	2,395,000	2,629,299
Series A, Build America Mutual Assurance Corp., 5.25%, 5/15/2050 (b)	2,000,000	2,123,324
Lubbock Independent School District, General Obligation, TX Permanent School Fund, 4.50%, 2/15/2055 (b)	2,500,000	2,461,807
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	1,000,000	970,714
Melissa Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (b)	1,340,000	1,243,490
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	307,576
Midland Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2041 (b)	1,255,000	1,241,514
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2032 (b)	1,445,000	1,635,743
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2052	1,500,000	1,538,182
North East Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2032 (b)	2,500,000	2,852,318
North Texas Municipal Water District Revenue, TX 4.50%, 6/1/2055	1,000,000	979,523
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	2,085,000	2,060,835
5.00%, 9/1/2055	1,500,000	1,558,455
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,787,375
Series A, 4.00%, 1/1/2043	1,180,000	1,115,745
Series A, 5.00%, 1/1/2027	5,100,000	5,259,459
Series A, 5.00%, 1/1/2033	335,000	382,014
Series A, 5.00%, 1/1/2034	775,000	875,285
Series A, 5.00%, 1/1/2039	1,500,000	1,504,463
Series A, 5.00%, 1/1/2041	1,000,000	1,066,243
Series A, 5.00%, 1/1/2043	1,000,000	1,016,405

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund, 3.00%, 8/1/2053 (a) (b)	$2,460,000	$2,461,965
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2035 (b)	2,000,000	2,245,839
Permanent School Fund, 5.25%, 2/15/2055 (b)	1,595,000	1,691,666
Pasadena Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (b)	1,000,000	1,030,623
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	2,000,000	1,848,295
Series A, 5.00%, 7/1/2040	1,770,000	1,911,027
Series B, 5.00%, 7/1/2038	1,160,000	1,295,950
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (b)	2,000,000	2,208,191
Permanent School Fund, 5.00%, 2/15/2033 (b)	1,500,000	1,717,917
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	3,000,000	2,792,034
5.00%, 10/1/2029	1,775,000	1,940,816
5.00%, 10/1/2030	1,000,000	1,114,213
Princeton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2050 (b)	1,000,000	1,044,190
Prosper Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2052 (b)	1,270,000	1,146,490
Permanent School Fund, 4.25%, 2/15/2054 (b)	3,000,000	2,850,457
Red River Education Finance Corp. Revenue, TX 5.00%, 3/15/2035	1,975,000	2,276,871
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2047 (b)	1,450,000	1,492,702
Round Rock Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/1/2035 (b)	1,000,000	1,158,072
Security Description	Principal Amount	Value
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	$2,000,000	$2,000,277
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2035 (b)	1,435,000	1,655,269
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	1,760,000	2,038,436
Series A, 5.00%, 5/15/2036	1,075,000	1,224,309
Southwest Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (b)	1,000,000	884,926
Spring Independent School District, General Obligation, TX Permanent School Fund, 5.25%, 8/15/2055 (b)	3,000,000	3,189,574
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2035	1,500,000	1,500,339
5.00%, 10/1/2032	2,000,000	2,296,933
Series A, 5.00%, 4/1/2038	1,000,000	1,004,036
Series B, 5.00%, 10/1/2036	1,000,000	998,108
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series A, 4.00%, 7/1/2053	1,300,000	1,137,947
Series A, 5.00%, 11/15/2028	1,000,000	1,013,501
Series A, 5.00%, 7/1/2032	2,100,000	2,319,988
Series B, VRN, 5.00%, 11/15/2064 (a)	1,920,000	2,074,276
Series C, VRN, 5.00%, 11/15/2064 (a)	1,135,000	1,262,750
Tarrant County Hospital District, General Obligation, TX 4.00%, 8/15/2043	2,850,000	2,705,363
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	467,425
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	1,000,000	1,144,571
Texas A&M University Revenue, TX Series A, 5.00%, 5/15/2039	1,625,000	1,788,780
Texas Department of Housing & Community Affairs Revenue, TX:
Series D, 5.10%, 7/1/2050	2,500,000	2,558,833
Series D, 6.25%, 1/1/2056	2,500,000	2,796,440
Texas Department of Transportation State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2026	275,000	282,038

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	$1,000,000	$1,076,655
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (a)	1,265,000	1,360,810
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX VRN, 5.00%, 1/1/2055 (a)	1,500,000	1,638,371
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2030 (b)	1,215,000	1,216,561
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series A, 4.00%, 6/30/2031	1,700,000	1,759,900
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,382,245
5.00%, 3/15/2032	2,175,000	2,466,646
Series A, 5.00%, 3/15/2029	140,000	144,711
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	3,000,000	3,424,612
Texas Transportation Commission State Highway 249 System Revenue, TX Series A, Zero Coupon, 8/1/2041	1,900,000	896,998
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,618,139
3.00%, 8/1/2040	3,000,000	2,641,364
Series A, 4.70%, 10/15/2041	1,430,000	1,505,080
5.00%, 4/15/2026	135,000	136,770
5.00%, 10/15/2030	1,390,000	1,556,009
5.00%, 8/1/2031	1,520,000	1,682,923
5.00%, 10/15/2032	2,435,000	2,790,711
Series A, 5.00%, 10/15/2028	2,500,000	2,693,848
Series A, 5.00%, 10/15/2029	2,500,000	2,748,700
Series A, 5.00%, 10/15/2030	3,000,000	3,358,293
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2033 (b)	1,000,000	1,145,995
Trinity River Authority Central Regional Wastewater System Revenue, TX 5.00%, 8/1/2042	2,010,000	2,147,006
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	441,443
Series A, 3.00%, 2/15/2041	500,000	418,395
Security Description	Principal Amount	Value
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	$1,150,000	$1,265,569
		375,576,941
UTAH — 0.6%
Downtown Revitalization Public Infrastructure District Revenue, UT Series A, Assured Guaranty, Inc., 5.50%, 6/1/2055 (b)	3,000,000	3,210,233
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	1,010,000	1,051,293
Series A, 5.00%, 7/1/2033	2,380,000	2,623,558
Series A, 5.00%, 7/1/2034	1,135,000	1,260,652
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2043	1,300,000	1,226,786
Series B, 5.25%, 8/1/2053	1,500,000	1,579,297
Utah Housing Corp. Revenue, UT Series E, 6.75%, 7/1/2055	1,000,000	1,154,940
Utah Municipal Power Agency Revenue, UT Series B, 5.00%, 7/1/2038	2,900,000	2,919,083
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,116,898
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2038	3,000,000	3,365,166
5.00%, 6/15/2039	1,000,000	1,110,925
		20,618,831
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,125,868
VIRGINIA — 1.6%
Arlington County Industrial Development Authority Revenue, VA 4.00%, 7/1/2040	1,250,000	1,234,514
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	1,000,000	961,239
State Aid Withholding, 5.00%, 12/15/2040	1,000,000	1,097,038
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,625,000	1,694,682
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	2,190,000	2,230,103

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2026	$3,000,000	$3,047,873
Series A, State Aid Withholding, 4.00%, 10/1/2037	2,500,000	2,574,261
Fairfax County Industrial Development Authority Revenue, VA 4.00%, 5/15/2042	2,000,000	1,925,182
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,065,125
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.25%, 7/1/2060	2,750,000	2,831,495
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (b)	1,345,000	1,398,174
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,529,005
Series A, 4.00%, 12/1/2031	2,450,000	2,566,103
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (a)	2,210,000	2,352,733
Virginia College Building Authority Revenue, VA:
Series A, 4.00%, 2/1/2038	1,895,000	1,910,012
Series A, 4.00%, 2/1/2044	2,000,000	1,913,318
Series A, 5.00%, 2/1/2037	1,660,000	1,847,216
Series A, 5.00%, 2/1/2038	2,165,000	2,389,702
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,080,000	980,220
5.00%, 5/15/2033	2,000,000	2,310,201
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,312,342
Virginia Housing Development Authority Revenue, VA Series G, 5.15%, 11/1/2052	2,065,000	2,106,404
Virginia Port Authority Revenue, VA 5.25%, 7/1/2050	1,975,000	2,090,455
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,325
Series A, 5.00%, 8/1/2027	1,280,000	1,340,649
Series A, 5.00%, 8/1/2036	1,530,000	1,746,614
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2045	$1,000,000	$1,065,048
Series A-1, 5.00%, 8/1/2026	1,185,000	1,209,960
Series A-1, 5.00%, 8/1/2027	1,375,000	1,440,151
Wise County Industrial Development Authority Revenue, VA VRN, 3.13%, 10/1/2040 (a)	645,000	649,365
		52,824,509
WASHINGTON — 2.6%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,662,840
Series S-1, 5.00%, 11/1/2027	2,130,000	2,247,317
City of Seattle Municipal Light & Power Revenue, WA:
Series A, 4.00%, 7/1/2047	1,320,000	1,229,733
5.00%, 7/1/2027	1,495,000	1,561,357
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,118,516
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2038	1,000,000	1,009,268
County of King Sewer Revenue, WA Series B, 0.88%, 1/1/2042 (a)	1,830,000	1,815,640
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	2,000,000	2,140,840
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2027	1,550,000	1,577,125
Series A, 5.00%, 7/1/2030	1,000,000	1,114,766
Series A, 5.00%, 7/1/2040	5,960,000	6,383,732
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2032	1,000,000	1,075,867
King County School District No. 401 Highline, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2041	1,000,000	1,065,699
School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,070,312
King County School District No. 403 Renton, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2036	1,650,000	1,832,648
School Bond Guaranty, 5.00%, 12/1/2038	1,405,000	1,533,569

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	$300,000	$308,144
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	796,921
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,082,016
Pierce County School District No. 320 Sumner, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,074,258
Pierce County School District No. 403 Bethel, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,072,003
School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,065,562
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,091,193
State of Washington, General Obligation, WA:
5.00%, 6/1/2030	1,240,000	1,381,223
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,287,603
Series A, 5.00%, 8/1/2027	110,000	115,111
Series A, 5.00%, 8/1/2040	1,595,000	1,685,074
Series A-1, 5.00%, 8/1/2033	2,155,000	2,448,342
Series A-3, 5.00%, 8/1/2044	5,000,000	5,240,586
Series B, 5.00%, 7/1/2027	1,150,000	1,156,906
Series C, 5.00%, 2/1/2046	1,000,000	1,059,454
Series D, 5.00%, 6/1/2040	2,415,000	2,667,302
Series D, 5.00%, 6/1/2049	1,000,000	1,052,921
Series F, 5.00%, 6/1/2039	3,225,000	3,452,976
Series F, 5.00%, 6/1/2044	3,190,000	3,324,972
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,173,425
Series R-2023A, 5.00%, 8/1/2036	1,500,000	1,680,102
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,361,923
Series R-2024C, 5.00%, 8/1/2038	1,120,000	1,244,724
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,462,602
University of Washington Revenue, WA Series A, 5.00%, 4/1/2037	2,000,000	2,272,438
Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA:
Series B, 4.00%, 8/15/2041	$3,000,000	$2,787,566
Series A, 5.00%, 10/1/2045	1,305,000	1,305,128
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,804,864	2,702,372
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (b) (e)	2,500,000	2,521,692
		87,313,768
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2026	130,000	132,144
West Virginia Hospital Finance Authority Revenue, WV Series A, 5.50%, 6/1/2050	2,000,000	2,120,408
		2,252,552
WISCONSIN — 1.1%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	5,925,000	6,230,706
Public Finance Authority Revenue, WI Series 1, VRN, 4.00%, 8/1/2059 (a)	933,000	936,163
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 4.00%, 4/1/2045 (b)	3,250,000	3,094,168
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,290,000	1,305,524
Series A, 4.00%, 5/1/2040	1,850,000	1,859,665
5.00%, 11/1/2028	205,000	213,222
Series 1, 5.00%, 5/1/2032	1,110,000	1,276,671
Series 4, 5.00%, 5/1/2036	1,490,000	1,659,401
Series B, 5.00%, 5/1/2026	4,900,000	4,968,554
Series B, 5.00%, 5/1/2028	1,000,000	1,067,583
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 4.25%, 4/1/2052	1,000,000	918,905
Wisconsin Center District Revenue, WI Series D, Assured Guaranty, Inc., Zero Coupon, 12/15/2040 (b)	1,025,000	523,444
Wisconsin Department of Transportation Revenue, WI Series 2, 5.00%, 7/1/2032	1,650,000	1,903,418

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	$2,500,000	$2,497,375
4.00%, 8/15/2041	1,000,000	957,402
4.00%, 8/15/2047	1,000,000	910,224
Series A, 4.00%, 8/15/2035	1,440,000	1,445,193
Series A, 5.00%, 8/15/2035	1,000,000	1,124,799
Series A, 5.25%, 8/15/2044	2,000,000	2,088,438
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, WI Series A, 4.85%, 9/1/2043	3,000,000	3,043,917
		38,024,772
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,193,222,676)		3,237,455,559
	Shares
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g) (Cost $54,724,693)	54,724,693	54,724,693
TOTAL INVESTMENTS — 99.4% (Cost $3,247,947,369)		3,292,180,252
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		19,945,254
NET ASSETS — 100.0%		$3,312,125,506

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.3%
Assured Guaranty, Inc.	2.7%
Build America Mutual Assurance Corp.	1.4%
American Municipal Bond Assurance Corp.	0.1%
National Public Finance Guarantee Corp.	0.1%
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,237,455,559	$—	$3,237,455,559
Short-Term Investment	54,724,693	—	—	54,724,693
TOTAL INVESTMENTS	$54,724,693	$3,237,455,559	$—	$3,292,180,252

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,630,333	$76,630,333	$254,544,962	$276,450,602	$—	$—	54,724,693	$54,724,693	$891,205
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 2.8%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,487,217
Baldwin County Industrial Development Authority Revenue, AL:
Series B, AMT, VRN, 4.63%, 6/1/2055 (a) (b)	1,730,000	1,733,647
Series A, AMT, VRN, 5.00%, 6/1/2055 (a) (b)	5,000,000	5,113,835
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	5,111,133
Series A, 5.25%, 5/1/2055 (b)	1,110,000	1,210,358
Series A, VRN, 5.25%, 5/1/2056 (b)	5,000,000	5,200,899
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	1,000,000	1,076,830
5.00%, 10/1/2039	2,285,000	2,441,789
5.25%, 10/1/2040	3,620,000	3,913,509
5.25%, 10/1/2042	1,520,000	1,612,513
5.25%, 10/1/2043	4,950,000	5,214,433
5.25%, 10/1/2049	5,000,000	5,157,401
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	496,829
Homewood Educational Building Authority Revenue, AL:
Series C, 5.50%, 10/1/2049	1,000,000	1,015,828
Series C, 5.50%, 10/1/2054	1,375,000	1,389,862
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,465,030
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	863,009
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	104,099
Series A, 3.00%, 2/1/2030	200,000	197,779
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	496,427
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2046	1,375,000	1,450,822
Security Description	Principal Amount	Value
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	$3,000,000	$3,252,422
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, 5.00%, 11/1/2035	3,500,000	3,689,113
Series A, VRN, 5.25%, 1/1/2054 (b)	5,000,000	5,300,206
Series B, VRN, 5.25%, 3/1/2055 (b)	7,500,000	8,017,394
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,120,298
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (a)	7,665,000	7,635,507
		76,768,189
ALASKA — 0.0% *
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Zero Coupon, 6/1/2066	800,000	94,953
Series A, 4.00%, 6/1/2050	1,200,000	995,966
		1,090,919
AMERICAN SAMOA — 0.0% *
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,001,910
ARIZONA — 2.4%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	787,843	778,369
Series A, 4.00%, 7/15/2030 (a)	95,000	95,175
Series A, 4.00%, 7/1/2032	1,000,000	977,736
Series A, 4.00%, 12/15/2041 (a)	105,000	89,723
Series A, 4.00%, 12/15/2051 (a)	165,000	125,841
Series B, 4.00%, 7/1/2061	2,610,000	2,026,969
Series A, 4.75%, 7/1/2029 (a)	100,000	100,959
5.00%, 6/1/2031 (a)	210,000	212,929
5.00%, 7/1/2039 (a)	365,000	360,659
5.00%, 7/1/2049 (a)	1,000,000	912,349
5.00%, 7/1/2054 (a)	500,000	425,584
Series A, 5.00%, 7/1/2049 (a)	500,000	448,971
Series A, 5.00%, 7/15/2049	500,000	452,474
Series A, 5.00%, 7/1/2051 (a)	2,000,000	1,702,466
Series A, 5.00%, 7/1/2054 (a)	500,000	439,652
Series B, 5.00%, 3/1/2037 (a)	75,000	74,277

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 3/1/2042 (a)	$70,000	$65,511
Series D, 5.00%, 7/1/2051 (a)	185,000	169,270
Series G, 5.00%, 7/1/2047 (a)	100,000	93,649
Series A2, 5.13%, 1/1/2059	655,000	603,422
Series B, 5.13%, 1/1/2059	898,117	696,897
Series B, 5.35%, 10/1/2028 (a) (b) (c)	1,825,000	1,730,517
Series A, 6.38%, 6/1/2039 (a) (d)	1,000,000	700,000
AMT, 6.75%, 12/1/2055 (a)	1,625,000	1,650,198
Chandler Industrial Development Authority Revenue, AZ AMT, 4.10%, 12/1/2037 (b)	3,000,000	3,018,338
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	763,409
Series A, 5.00%, 5/15/2056	500,000	422,994
5.25%, 11/15/2046	1,010,000	881,026
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	28,452
Series A, 4.00%, 12/1/2051 (a)	5,000,000	3,307,694
5.00%, 7/1/2045 (a)	4,285,000	4,045,052
Series A, 5.00%, 7/1/2041 (a)	5,685,000	5,605,570
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (a)	2,500,000	2,141,720
Series A, 4.00%, 4/1/2046	650,000	588,343
5.00%, 6/15/2034 (a)	100,000	100,032
5.25%, 7/1/2036 (d)	315,000	252,000
6.75%, 2/1/2050 (a)	310,000	307,683
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (a)	2,080,000	1,732,842
Series A, 6.00%, 7/1/2052 (a)	1,000,000	1,007,367
Series A, 6.25%, 7/1/2053 (a)	1,900,000	1,823,453
Series A, 6.50%, 7/1/2054 (a)	2,500,000	2,521,837
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	418,341
Series A, 3.60%, 2/1/2040	600,000	541,075
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	3,000,000	3,275,503
5.00%, 12/1/2037	4,130,000	4,432,502
5.25%, 12/1/2027	265,000	275,080
5.25%, 12/1/2028	105,000	110,726
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (a)	5,550,000	4,958,265
Security Description	Principal Amount	Value
5.75%, 6/15/2053 (a)	$1,000,000	$992,627
6.25%, 6/15/2045	1,500,000	1,520,437
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,167,609
Series A, 4.00%, 12/1/2046	1,005,000	841,308
Series B, 4.00%, 12/1/2056	2,135,000	1,652,445
Series A, 6.13%, 10/1/2052 (a)	500,000	320,713
		63,988,040
ARKANSAS — 1.0%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (a)	6,330,000	6,062,241
AMT, 4.75%, 9/1/2049 (a)	4,000,000	3,861,764
AMT, 5.45%, 9/1/2052	6,270,000	6,257,795
AMT, 5.70%, 5/1/2053	2,910,000	2,954,136
Series A, AMT, 6.88%, 7/1/2048 (a)	5,500,000	5,912,025
Series B, AMT, 7.38%, 7/1/2048 (a)	1,250,000	1,355,985
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	96,773
		26,500,719
CALIFORNIA — 13.4%
Alameda Corridor Transportation Authority Revenue, CA Series A, Assured Guaranty, Inc., Zero Coupon, 10/1/2051 (c) (e)	1,930,000	1,109,130
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	165,000	165,319
Series A, 5.00%, 3/1/2041	665,000	637,394
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,037
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,404,508
Series E-1, 5.00%, 2/1/2054 (b)	3,015,000	3,243,721
Series G, VRN, 5.00%, 11/1/2055 (b)	3,000,000	3,176,211
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,133,824
Series D, 5.50%, 5/1/2054 (b)	5,000,000	5,339,056
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (a)	2,415,000	1,607,646
Series A-1, 3.00%, 2/1/2057 (a)	3,500,000	2,147,131
Series A, 4.00%, 2/1/2056 (a)	1,915,000	1,259,667

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 2/1/2056 (a)	$9,500,000	$7,789,876
Series A-2, 4.00%, 8/1/2047 (a)	1,270,000	962,643
Series A-2, 4.00%, 2/1/2050 (a)	2,000,000	1,495,751
Series A-2, 4.00%, 8/1/2051 (a)	2,000,000	892,377
Series A, 5.00%, 8/1/2049 (a)	2,500,000	2,271,820
Series A, 5.00%, 2/1/2050 (a)	5,000,000	3,238,121
Series A, 5.00%, 8/1/2050 (a)	965,000	890,884
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,245,297
Series B-2, Zero Coupon, 6/1/2055	1,230,000	228,834
Series C, Zero Coupon, 6/1/2057	5,000,000	792,305
Series A, 4.00%, 6/1/2049	1,000,000	854,044
Series B-1, 5.00%, 6/1/2049	245,000	243,105
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	314,661
Series A, 4.00%, 11/15/2039	1,375,000	1,346,523
Series A, 4.00%, 11/15/2042	1,750,000	1,661,616
Series A, 4.00%, 8/15/2049	475,000	391,244
Series A, 5.00%, 12/1/2039	2,500,000	2,624,509
Series A, 5.00%, 8/15/2047	1,000,000	975,750
Series B, 5.00%, 10/1/2044	2,000,000	2,000,477
California Housing Finance Agency Revenue, CA:
Series 2, 4.00%, 3/20/2033	6,482,315	6,613,841
Series 1, 4.38%, 9/20/2036	2,579,059	2,635,240
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	16,415,000	15,025,936
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (e)	1,250,000	926,595
Series A-P3, AMT, Assured Guaranty Inc., 3.25%, 12/31/2032 (e)	625,000	609,910
Series A-P3, AMT, Assured Guaranty Inc., 3.50%, 12/31/2035 (e)	3,810,000	3,653,805
AMT, 4.00%, 7/15/2029	10,955,000	11,022,731
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (e)	355,000	345,339
Security Description	Principal Amount	Value
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (e)	$1,000,000	$930,060
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,718,465
5.00%, 5/15/2052	500,000	491,766
Series A, 5.00%, 7/1/2034	280,000	284,775
Series A, 5.00%, 10/1/2039 (a)	150,000	146,174
Series A, 5.00%, 7/1/2047	185,000	183,864
Series A, 5.00%, 7/1/2049 (a)	1,250,000	1,113,576
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	210,500
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,951
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,367,812
Series A-P3, AMT, 5.00%, 12/31/2043	5,445,000	5,451,703
Series A-P3, AMT, 5.00%, 12/31/2047	745,000	743,835
Series B, 5.00%, 7/1/2042	1,000,000	1,000,048
Series B, AMT, 5.00%, 6/1/2048	600,000	596,956
5.25%, 1/1/2045	1,000,000	777,539
Series A, 5.25%, 11/1/2041	1,000,000	1,001,430
Series A, 5.90%, 6/15/2044 (a)	460,000	479,855
Series A, 6.20%, 6/15/2054 (a)	600,000	625,028
California Municipal Finance Authority, Certificate Participation, CA Series A, Assured Guaranty, Inc., 5.25%, 11/1/2052 (e)	2,110,000	2,155,809
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	767,058
5.00%, 9/1/2049	1,250,000	1,268,472
5.00%, 9/1/2052	2,000,000	2,014,177
5.00%, 9/1/2054	1,375,000	1,360,781
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	664,962
AMT, 5.00%, 11/21/2045 (a)	500,000	497,821
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	503,703
Series A, 5.00%, 11/15/2046 (a)	900,000	810,257
Series A, 5.00%, 11/15/2051 (a)	600,000	525,781
Series A, 5.00%, 11/15/2056 (a)	415,000	357,384

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.38%, 6/1/2059 (a)	$2,000,000	$1,860,988
Series A, 6.50%, 6/1/2054 (a)	6,930,000	6,655,760
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (a)	2,000,000	1,470,209
5.00%, 6/1/2054 (a)	250,000	221,147
Series A, 5.00%, 8/1/2032 (a)	600,000	630,676
Series A, 5.00%, 7/1/2042 (a)	2,215,000	2,176,034
Series A, 5.00%, 7/1/2047 (a)	250,000	233,822
Series A, 5.00%, 6/1/2050 (a)	605,000	504,994
Series A, 5.00%, 6/1/2054 (a)	1,900,000	1,695,346
Series A, 5.00%, 6/1/2058 (a)	3,355,000	2,951,689
Series A, 5.00%, 7/1/2058 (a)	1,000,000	864,087
Series A, 5.00%, 6/1/2059 (a)	3,895,000	3,123,876
Series A, 5.75%, 6/1/2053 (a)	2,000,000	1,913,853
Series A, 6.25%, 6/1/2042 (a)	1,120,000	1,160,741
Series A, 6.38%, 6/1/2052 (a)	1,250,000	1,282,772
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	750,215
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (e)	3,500,000	2,524,986
Series A, 3.00%, 8/15/2036	205,000	189,080
Series A, 3.00%, 4/1/2037	835,000	743,493
Series A, 3.50%, 11/1/2027 (a)	2,070,000	2,055,766
Series A, 4.00%, 4/1/2042	130,000	118,336
4.25%, 1/1/2043	480,000	474,887
Series A, 5.00%, 12/1/2028 (a)	100,000	101,259
Series A, 5.00%, 6/1/2036 (a)	2,210,000	2,215,673
Series A, 5.00%, 11/1/2041 (a)	1,000,000	982,665
Series A, 5.00%, 12/1/2041 (a)	5,000,000	5,001,012
Series A, 5.00%, 3/1/2042	4,000,000	4,038,638
Series A, 5.00%, 12/1/2046 (a)	2,500,000	2,361,048
Series A, 5.00%, 3/1/2048	2,800,000	2,807,335
Series A, 5.00%, 5/15/2050	1,565,000	1,571,664
5.25%, 7/1/2039 (a)	2,000,000	2,024,057
Series A, 5.25%, 12/1/2034	1,940,000	1,941,337
Series A, 5.25%, 8/15/2037	605,000	629,584
Series A, 5.25%, 12/1/2043 (a)	875,000	877,774
Series A, 5.25%, 12/1/2044	8,045,000	8,044,692
Series A, 5.25%, 12/1/2048 (a)	705,000	696,354
Series A, 5.25%, 12/1/2056 (a)	1,500,000	1,443,982
Series A, 5.50%, 12/1/2054	2,500,000	2,499,235
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	846,711
Series A, 5.00%, 9/2/2039	945,000	972,937
Security Description	Principal Amount	Value
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	$1,330,000	$1,356,945
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (a)	15,750,000	941,973
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (e)	400,000	318,104
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,467,361
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (a)	850,000	891,525
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	879,847
4.00%, 9/1/2051	335,000	285,504
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,022,744
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	869,695
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	799,377
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	968,744
5.00%, 9/1/2044	255,000	255,061
5.00%, 9/1/2047 (a)	1,000,000	1,005,882
Series 2024, 5.00%, 9/1/2049	1,125,000	1,127,857
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (a)	5,130,000	3,855,698
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (a)	2,000,000	1,691,773
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (a)	3,500,000	2,362,372
Series A-2, 4.00%, 8/1/2047 (a)	700,000	636,813
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (a)	4,500,000	2,990,456

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (a)	$3,500,000	$2,482,361
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (a)	1,000,000	1,000,216
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	994,847
5.00%, 9/1/2042	1,000,000	1,016,147
5.00%, 9/1/2045	100,000	100,236
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (a) (c)	1,645,000	1,050,712
Series A-1, 2.80%, 3/1/2047 (a)	935,000	725,552
Series A, 3.00%, 9/1/2056 (a)	1,375,000	922,782
Series A-1, 3.00%, 6/1/2047 (a)	8,000,000	5,510,946
Series A-2, 3.00%, 12/1/2056 (a)	1,900,000	1,325,376
Series A-2, 3.00%, 3/1/2057 (a)	2,245,000	1,486,192
Series A1, 3.10%, 7/1/2045 (a)	5,000,000	4,134,471
Series A-2, 3.13%, 7/1/2056 (a)	5,000,000	3,203,133
Series A-2, 3.13%, 8/1/2056 (a)	2,500,000	1,831,758
Series A2, 3.25%, 5/1/2057 (a)	5,000,000	3,371,544
Series A-2, 3.25%, 7/1/2056 (a)	2,500,000	1,594,472
Series A-2, 3.25%, 4/1/2057 (a)	1,535,000	1,078,531
Series A-1, 3.50%, 10/1/2046 (a)	1,655,000	1,348,147
Series A, 4.00%, 8/1/2056 (a)	2,860,000	2,525,726
Series A, 4.00%, 10/1/2056 (a)	3,470,000	2,808,053
Series A-2, 4.00%, 7/1/2056 (a)	6,870,000	5,261,988
Series A-2, 4.00%, 9/1/2056 (a)	2,000,000	1,409,620
Series A-2, 4.00%, 10/1/2056 (a)	1,500,000	1,128,643
Series B, 4.00%, 12/1/2059 (a)	1,535,000	835,894
Series A-2, 4.30%, 7/1/2059 (a)	5,000,000	3,928,998
Series A, 5.00%, 1/1/2054 (a)	1,000,000	897,635
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	801,584
Security Description	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	$3,130,000	$2,756,525
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,675,080
Series A-1, 5.00%, 6/1/2051	390,000	384,192
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,363,048
Zero Coupon, 6/1/2057 (a)	15,000,000	830,558
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,664,613
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,615,676
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	106,790
Series A, 5.50%, 11/15/2030	270,000	299,773
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (e)	345,000	385,360
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	2,255,000	2,260,013
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2050	1,000,000	999,312
5.00%, 9/1/2055	1,900,000	1,885,781
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	220,000	232,737
Series A, 6.50%, 11/1/2039	775,000	949,551
Series B, 6.50%, 11/1/2039	5,000,000	6,126,137
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	504,321
Series A, 5.00%, 8/15/2046	550,000	551,681
Series A, 5.50%, 8/15/2048	1,550,000	1,616,267
Series A, 5.50%, 8/15/2053	2,000,000	2,072,441
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,999,834
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	452,790
5.00%, 11/1/2042	2,000,000	1,652,460

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	$1,000,000	$1,010,391
Series A, 5.00%, 9/1/2049	500,000	501,985
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,456,238
5.00%, 9/1/2048	1,260,000	1,258,329
Series B-2, 5.00%, 9/1/2052	1,245,000	1,221,946
Series B-2, 5.25%, 9/1/2047	1,330,000	1,353,588
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	3,210,000	2,321,786
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,432,824
Series A, AMT, 5.00%, 5/1/2035	560,000	600,230
Series A, AMT, 5.00%, 5/1/2036	770,000	819,841
Series E, AMT, 5.00%, 5/1/2045	600,000	605,904
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	3,518,000	3,263,091
Series B, 5.25%, 1/15/2044	3,480,000	3,481,163
San Joaquin Valley Clean Energy Authority Revenue, CA Series A, VRN, 5.50%, 1/1/2056 (b)	6,065,000	6,960,566
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,873,584
Series C, Zero Coupon, 6/1/2056	5,250,000	505,410
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	851,739
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,636
Series A, 5.00%, 9/1/2044	1,900,000	1,939,047
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,156,103
Security Description	Principal Amount	Value
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (a)	$100,000	$102,595
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,429,711
Series B-1, 5.00%, 6/1/2048	1,865,000	1,762,181
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,363,059
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,412
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	507,744
Series A, 5.75%, 7/1/2053	245,000	255,167
		364,337,639
COLORADO — 4.2%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,616,856
5.00%, 12/1/2051	1,930,000	1,730,520
5.75%, 12/1/2054 (a)	1,000,000	985,736
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,439,812
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (a)	500,000	488,349
5.00%, 12/1/2049 (a)	1,300,000	1,203,607
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	966,000	966,823
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	521,908
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,310,029
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (a)	1,432,000	1,435,915
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	2,585,000	2,585,716
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	728,557

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	$1,000,000	$943,693
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	196,963
5.00%, 10/1/2039 (a)	1,595,000	1,572,953
5.00%, 10/1/2049 (a)	540,000	491,420
Series A-1, 6.88%, 2/1/2059 (a)	4,775,000	4,957,151
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,948,739
Series A-2, 4.00%, 8/1/2049	510,000	434,770
5.00%, 1/1/2031	105,000	105,159
5.00%, 1/1/2037	2,750,000	2,750,665
5.00%, 1/1/2038	200,000	200,973
5.00%, 12/1/2054 (a)	1,250,000	881,250
Series A, 5.00%, 12/1/2043	1,000,000	1,001,648
Series B-1, 5.00%, 7/1/2057 (b) (c)	1,042,165	790,587
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,647,416
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	493,737
Conexus Metropolitan District No. 1, General Obligation, CO Series A, 6.25%, 12/1/2055	2,055,000	2,054,677
Cottonwood Creek Metropolitan District No. 5, General Obligation, CO Zero Coupon, 12/1/2055 (a) (c)	2,500,000	1,859,349
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	962,179
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	4,121,725
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	465,338
Series A, 5.00%, 12/1/2039	40,000	40,071
Series A, 5.25%, 12/1/2045	370,000	370,685
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (a)	100,000	100,178
Security Description	Principal Amount	Value
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (e)	$475,000	$263,517
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (a)	400,000	403,184
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,443,492
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,965,788
Series A, 5.75%, 12/1/2052	535,000	529,796
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (a)	2,430,000	2,422,959
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	692,294
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	490,797
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	500,932
Kinston Metropolitan District No. 5, General Obligation, CO:
Series A, 5.13%, 12/1/2050	750,000	773,073
Series A, 5.75%, 12/1/2055 (a) (f)	1,000,000	1,002,469
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (a)	3,270,000	3,103,002
6.63%, 12/1/2056 (a)	2,575,000	2,480,836
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,001,275
Series A, 5.25%, 12/1/2050	2,000,000	1,994,293
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,541,401
Parterre Metropolitan District No. 5, General Obligation, CO Series A, 5.88%, 12/1/2045	700,000	725,019
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,225,490

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	$500,000	$496,327
Pinon Pines Metropolitan District No. 3, General Obligation, CO Zero Coupon, 12/1/2054 (c)	1,055,000	935,212
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,596,439
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (a)	1,000,000	1,000,421
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (a)	2,990,000	2,984,084
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,069,459
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (a)	1,825,000	1,704,545
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,659,000	2,578,084
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	405,519
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (a)	3,300,000	3,217,897
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,537,433
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	913,530
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (a)	1,000,000	947,670
Series A, 5.00%, 12/1/2051 (a)	1,000,000	895,404
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,081,586
South Aurora Regional Improvement Authority Revenue, CO 6.75%, 12/1/2055	1,965,000	1,995,509
Security Description	Principal Amount	Value
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	$1,000,000	$1,000,890
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (a) (c)	1,000,000	691,851
STC Metropolitan District No. 2, General Obligation, CO Series A-2, 6.25%, 12/1/2055 (a)	1,000,000	1,015,672
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	296,000	299,221
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	399,999
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	926,068
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,283,400
Vail Home Partners Corp. Revenue, CO 5.88%, 10/1/2055 (a)	1,250,000	1,262,602
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	972,933
Verve Metropolitan District No. 1, General Obligation, CO:
6.50%, 12/1/2043	2,000,000	2,023,788
6.75%, 12/1/2052	1,430,000	1,446,301
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,742,360
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (a)	1,950,000	1,891,713
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	597,000	593,702
Series A, 5.00%, 12/1/2049	1,000,000	919,629
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	509,042
Series A-1, 4.13%, 12/1/2051	2,550,000	1,944,748
		114,247,809
CONNECTICUT — 0.8%
City of Hartford, General Obligation, CT Series C, Assured Guaranty, Inc., 3.00%, 7/15/2027 (e)	100,000	100,026

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	$500,000	$484,818
Series R, 3.38%, 7/1/2037	190,000	181,053
Series F, 3.50%, 7/1/2026	5,000	4,966
Series A, 4.00%, 7/1/2038	745,000	733,655
Series A, 4.00%, 7/1/2049	1,000,000	864,752
Series F, 4.00%, 7/1/2030	1,100,000	1,089,636
Series L, 4.00%, 7/1/2034	250,000	250,042
Series L-1, 4.00%, 7/1/2029	490,000	505,428
Series L, 4.13%, 7/1/2041	500,000	489,187
Series A, 5.00%, 1/1/2045 (a)	1,800,000	1,552,470
Series A, 5.00%, 9/1/2046 (a)	110,000	103,106
Series A, 5.00%, 9/1/2053 (a)	500,000	452,176
Series F, 5.00%, 7/1/2037	1,175,000	1,169,469
Series F, 5.00%, 7/1/2045	1,040,000	1,040,136
Series G-1, 5.00%, 7/1/2044 (a)	275,000	261,880
Series G-1, 5.00%, 7/1/2050 (a)	500,000	462,090
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (a)	900,000	914,156
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (a)	2,500,000	2,529,662
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055	2,700,000	2,731,392
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,913,630
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (a)	3,120,000	2,607,164
5.63%, 4/1/2044 (a)	250,000	257,836
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	867,060
		21,565,790
DELAWARE — 0.2%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	750,021
Series A, 5.00%, 7/1/2048	1,000,000	935,078
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.25%, 6/1/2026	250,000	247,692
Series A, 4.00%, 6/1/2042	160,000	133,617
Series A, 4.00%, 6/1/2052	70,000	52,299
Series A, 5.00%, 6/1/2036	500,000	500,741
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2046	$700,000	$646,258
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (a)	800,000	811,611
		4,077,317
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
4.00%, 7/1/2049	1,405,000	1,172,001
5.00%, 10/1/2035	2,630,000	2,629,916
5.00%, 6/1/2050	3,590,000	3,298,643
Series A, 5.00%, 7/1/2032	150,000	152,319
Series A, 5.00%, 6/1/2041 (a)	250,000	239,897
Series A, 5.00%, 7/1/2052	290,000	263,588
Series A, VRN, 5.00%, 4/1/2060 (b)	1,000,000	1,117,885
Series A, 5.63%, 6/1/2044	400,000	402,665
Series A, 6.00%, 6/1/2058	1,000,000	1,010,573
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,699,127
Series C, Zero Coupon, 6/15/2055	45,000,000	4,291,025
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty, Inc., Zero Coupon, 10/1/2035 (e)	220,000	151,524
Series A, Assured Guaranty, Inc., 4.00%, 10/1/2052 (e)	2,710,000	2,408,286
Series B, 4.00%, 10/1/2044	650,000	586,465
Series B, Assured Guaranty, Inc., 4.00%, 10/1/2053 (e)	3,125,000	2,772,077
		26,195,991
FLORIDA — 6.6%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	296,429
5.00%, 11/15/2024 (d)	9,306	140
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	1,000,681
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (a)	500,000	493,744
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,161

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (a)	$1,000,000	$633,361
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (a)	2,000,000	1,864,405
Series 2024A-1, 5.25%, 6/1/2039 (a)	1,500,000	1,529,915
Series 2024A-1, 5.25%, 6/1/2044 (a)	1,500,000	1,470,711
Series A, 7.13%, 1/1/2065 (a)	1,095,000	1,085,750
Series A, 7.25%, 1/1/2055 (a)	1,000,000	1,014,131
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (a)	1,500,000	1,260,576
4.00%, 6/15/2051 (a)	1,500,000	1,093,604
Series A, 4.00%, 7/1/2056 (a)	885,000	654,941
Series A, 4.50%, 7/1/2029 (a)	770,000	769,631
5.00%, 12/15/2040 (a)	190,000	179,442
5.00%, 7/1/2046 (a)	750,000	543,034
Series A, 5.00%, 6/15/2039 (a)	390,000	371,877
Series A, 5.00%, 6/15/2049 (a)	2,425,000	2,155,184
Series A, 5.00%, 7/1/2050	600,000	394,562
Series A, 5.00%, 6/15/2055 (a)	290,000	252,741
Series A, 5.00%, 8/1/2055	700,000	658,638
Series A-1, 5.00%, 1/1/2055 (a)	250,000	209,439
Series A-1, 5.00%, 7/1/2056 (a)	3,850,000	3,328,241
Series A, 5.13%, 6/15/2037 (a)	450,000	448,066
Series A, 5.25%, 12/1/2058 (a)	2,500,000	2,372,683
Series A, 5.38%, 6/15/2038 (a)	105,000	102,672
5.63%, 8/1/2037 (a)	115,000	106,104
5.88%, 8/1/2052 (a)	610,000	501,772
6.10%, 8/15/2038 (a)	215,000	219,252
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (a)	2,000,000	1,731,874
Series A, 5.63%, 6/15/2044 (a)	405,000	407,581
5.75%, 8/15/2049 (a)	1,355,000	1,257,378
6.00%, 8/15/2063 (a)	1,450,000	1,324,371
Series A, 6.00%, 6/15/2054 (a)	110,000	111,115
Series A, 6.13%, 6/15/2060 (a)	285,000	288,061
Series A, 6.38%, 6/15/2058 (a)	1,000,000	1,017,659
Series A, 6.50%, 12/15/2053 (a)	1,320,000	1,264,319
Security Description	Principal Amount	Value
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053 (d)	$2,585,000	$2,068,000
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (e)	100,000	92,855
Charlotte County Industrial Development Authority Revenue, FL:
Series A, AMT, 4.00%, 10/1/2051 (a)	1,720,000	1,405,575
AMT, 5.88%, 10/1/2045	250,000	257,670
AMT, 6.13%, 10/1/2055	500,000	515,553
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	388,311
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	878,458
City of Tallahassee Revenue, FL:
Series A, 5.00%, 12/1/2040	1,000,000	1,000,008
Series A, 5.00%, 12/1/2055	440,000	433,809
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	500,358
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (a)	140,000	142,031
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	203,466
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	132,211
Series A, AMT, 5.00%, 10/1/2036	300,000	311,540
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	555,078
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,005
5.00%, 10/1/2036	765,000	775,270
County of Miami-Dade Revenue, FL Series C, Assured Guaranty, Inc., Zero Coupon, 10/1/2048 (e)	595,000	210,256
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Inc., 4.00%, 10/1/2045 (e)	2,590,000	2,309,488

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Okaloosa Revenue, FL 5.75%, 5/15/2055 (a) (f)	$1,690,000	$1,707,916
County of Osceola Transportation Revenue, FL Series A2, Zero Coupon, 10/1/2041	3,125,000	1,415,456
County of Palm Beach Revenue, FL:
Series A, 5.00%, 4/1/2051 (a)	110,000	102,005
Series A, 5.75%, 10/1/2055 (a)	3,500,000	3,583,227
Series A, 5.75%, 10/1/2065 (a)	2,000,000	2,038,288
County of Pasco Revenue, FL Series B, 5.00%, 7/1/2030 (a)	5,000,000	5,421,246
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	297,397
5.75%, 5/1/2054	500,000	502,862
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,995,000	1,576,506
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	876,945
Series A, 5.00%, 8/15/2031	155,000	165,522
Series A, 5.00%, 8/15/2033	1,595,000	1,680,614
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	487,949
Series A, 4.00%, 7/1/2045	600,000	507,636
Series A, 4.00%, 7/1/2051 (a)	750,000	596,110
Series A, 4.00%, 6/1/2055 (a)	1,000,000	698,418
Series A, 4.00%, 6/30/2056 (a)	1,490,000	953,961
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,533,231
Series A, 4.75%, 7/15/2036 (a)	500,000	487,581
AMT, 5.00%, 5/1/2029 (a)	3,060,000	3,100,313
5.00%, 6/1/2051 (a)	2,000,000	1,825,105
Series A, 5.00%, 6/15/2035	2,425,000	2,457,587
Series A, 5.00%, 2/1/2052	2,000,000	1,898,844
Series C, 5.00%, 9/15/2040 (a)	100,000	93,130
5.25%, 6/15/2029 (a)	2,200,000	2,209,450
AMT, 5.25%, 8/1/2029 (a)	2,000,000	2,079,503
Series A, 5.25%, 6/1/2050 (a)	1,000,000	927,678
Series A, 5.25%, 6/1/2055 (a)	1,000,000	908,702
Series A1, 5.25%, 6/1/2054 (a)	1,000,000	952,305
Series A, 5.50%, 6/1/2054 (a)	1,400,000	1,339,080
Series A, 5.50%, 6/1/2059 (a)	1,505,000	1,411,704
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,363,696
Security Description	Principal Amount	Value
Series A, 6.13%, 6/15/2044 (a)	$555,000	$555,070
Series A, 6.50%, 7/1/2044	925,000	925,454
Series A, 6.75%, 6/15/2053 (a)	2,000,000	2,092,098
Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	7,680,000	6,542,708
Series A, AMT, 12.00%, 7/15/2059 (a) (b)	5,000,000	3,118,750
AMT, 14.00%, 7/15/2032 (a) (b)	6,135,000	3,826,706
Florida Higher Educational Facilities Financing Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	967,262
6.00%, 7/1/2045 (a)	5,000,000	4,959,901
Florida Local Government Finance Commission Revenue, FL Series A, 6.63%, 11/15/2045 (a)	335,000	348,204
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,161,510
6.00%, 5/1/2055	2,340,000	2,354,778
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,849,994
Series A, AMT, 5.00%, 10/1/2042	250,000	251,365
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	570,624
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	112,385
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	997,144
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty, Inc., 3.00%, 7/1/2035 (e)	115,000	110,401
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	396,898	4,961
Series A, 6.25%, 4/1/2049 (d)	396,897	4,961
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,738,281
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,754,602

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	$1,000,000	$1,013,436
Lakewood Ranch Stewardship District, Special Assessment, FL:
6.00%, 5/1/2056	1,890,000	1,927,334
6.13%, 5/1/2043	1,200,000	1,264,908
6.30%, 5/1/2054	1,080,000	1,129,246
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	550,000	477,086
5.75%, 6/15/2042 (a)	500,000	496,152
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	677,427
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,013,008
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	245,815
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (a)	1,000,000	908,115
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,346,938
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,363
Series B, 5.00%, 5/1/2037	925,000	925,234
Mirada Community Development District/Pasco County, Special Assessment, FL:
4.75%, 5/1/2031	265,000	269,437
5.63%, 5/1/2044	660,000	655,845
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	793,474
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	980,000	994,102
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	363,413
Security Description	Principal Amount	Value
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	$1,750,000	$1,819,071
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,411,228
Series B, 4.00%, 5/15/2053	500,000	395,021
Series A, 5.00%, 11/1/2047	1,600,000	1,602,857
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	600,000	597,908
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	35,000	35,720
5.00%, 7/1/2039	410,000	404,598
Putnam County School District, General Obligation, FL Assured Guaranty, Inc., 5.00%, 7/1/2054 (e)	1,000,000	1,041,669
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	49,608
Series 2021, 4.00%, 5/1/2051	135,000	112,103
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	343,095
6.00%, 5/1/2056	1,000,000	1,014,767
Sarasota County Public Hospital District Revenue, FL 5.00%, 7/1/2041	1,000,000	1,014,129
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	1,300,000	1,094,364
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,010
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,355,543
Series A, 5.50%, 11/15/2049	1,515,000	1,369,428
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	918,538
Series A, 4.00%, 12/15/2041	750,000	636,380
Series A, 4.00%, 12/15/2046	750,000	589,614
Series A, 4.00%, 12/15/2050	1,000,000	749,171

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	$1,100,000	$1,100,042
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	577,540
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	550,722
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	250,000	246,617
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,775,000	1,649,851
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,890,000	1,503,130
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,850,000	2,887,386
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (a)	1,000,000	950,580
5.00%, 5/1/2043 (a)	1,250,000	1,255,974
5.25%, 5/1/2054 (a)	1,550,000	1,546,727
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	127,720
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	981,942
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	790,000	800,302
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	465,000	468,857
		179,474,858
GEORGIA — 2.1%
Atlanta Development Authority Revenue, GA:
Series 1, Zero Coupon, 12/15/2048 (a) (c)	1,890,000	1,658,417
Series A1, 6.50%, 1/1/2029 (d)	350,000	199,500
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	971,850
Security Description	Principal Amount	Value
Series A1, 7.00%, 1/1/2040 (d)	$500,000	$285,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (a)	2,950,000	2,987,901
Series A, 5.50%, 4/1/2039 (a)	2,350,000	2,385,221
Augusta Development Authority Revenue, GA 4.00%, 7/1/2037	105,000	104,563
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,142,723
Series D, 4.13%, 11/1/2045	435,000	391,154
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (a)	1,250,000	1,236,560
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (a)	2,500,000	2,147,926
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	698,911
Series A, 5.25%, 10/1/2049	115,000	93,072
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (a)	6,350,000	4,918,323
5.00%, 7/1/2042	1,000,000	998,866
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,147,476
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (a)	1,850,000	1,796,990
Series A, 4.00%, 1/1/2054	750,000	622,485
Series B, 5.00%, 1/1/2054 (a)	1,500,000	1,373,302
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (e)	629,000	648,539
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (a)	250,000	253,647
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	13,750,000	13,833,797
Series A, 5.00%, 5/15/2043	2,500,000	2,532,427
Series A, 5.00%, 5/15/2049	1,500,000	1,552,067
Series E, VRN, 5.00%, 5/1/2055 (b)	3,000,000	3,279,622
Series A, 5.50%, 9/15/2026	205,000	209,211

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	$635,000	$632,290
Series B, 5.00%, 1/1/2048	850,000	848,052
Series A, 5.50%, 7/1/2060	170,000	170,044
Series A, 5.50%, 7/1/2063	2,500,000	2,569,848
Savannah Georgia Convention Center Authority Revenue, GA:
Series B, 5.50%, 6/1/2040 (a)	1,265,000	1,266,623
Series B, 6.00%, 6/1/2050 (a)	2,735,000	2,682,376
		57,638,783
GUAM — 0.6%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,783,885
Series A, 5.25%, 7/1/2042	750,000	791,819
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	479,174
Series A, 5.00%, 10/1/2041	425,000	442,083
Series A, 5.00%, 10/1/2044	375,000	383,168
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	470,475
Series A, 5.00%, 12/1/2046	2,750,000	2,755,889
Series D, 5.00%, 11/15/2027	355,000	355,959
Series D, 5.00%, 11/15/2028	110,000	110,297
Series D, 5.00%, 11/15/2034	250,000	250,675
Series D, 5.00%, 11/15/2035	100,000	100,270
Series D, 5.00%, 11/15/2039	6,370,000	6,387,207
Series G, 5.25%, 1/1/2038	950,000	1,029,079
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	145,000	152,889
		17,492,869
HAWAII — 0.2%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	4,000,000	3,467,710
5.00%, 7/1/2039 (a)	1,000,000	960,137
Series A, 5.00%, 1/1/2045 (a)	750,000	626,158
6.00%, 7/1/2028 (a)	355,000	362,274
		5,416,279
IDAHO — 0.3%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (a)	260,000	264,935
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (a)	1,000,000	938,565
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	607,236
Security Description	Principal Amount	Value
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (a)	$2,539,000	$2,376,331
6.25%, 9/1/2053 (a)	1,740,000	1,769,330
6.25%, 9/1/2054 (a)	1,950,000	1,987,701
		7,944,098
ILLINOIS — 7.4%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	256,365
6.00%, 4/1/2046	350,000	354,578
6.10%, 4/1/2036	45,000	46,326
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (e)	225,000	208,219
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (e)	100,000	89,219
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (e)	1,060,000	834,244
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (e)	830,000	740,515
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (e)	620,000	532,253
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (e)	220,000	181,259
Series A, 4.00%, 12/1/2047	6,750,000	5,151,965
Series B, 4.00%, 12/1/2035	200,000	187,559
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2028 (e)	150,000	158,234
Series A, 5.00%, 12/1/2030	1,935,000	2,007,256
Series A, 5.00%, 12/1/2031	600,000	614,593
Series A, 5.00%, 12/1/2033	6,000,000	6,156,839
Series A, 5.00%, 12/1/2034	3,315,000	3,361,794
Series A, 5.00%, 12/1/2035	1,500,000	1,506,189
Series A, 5.00%, 12/1/2036	3,550,000	3,556,736
Series A, 5.00%, 12/1/2037	150,000	149,315
Series A, 5.00%, 12/1/2039	910,000	894,588
Series A, 5.00%, 12/1/2042	1,330,000	1,254,244
Series A, 5.00%, 12/1/2047	1,875,000	1,685,774
Series B, 5.00%, 12/1/2029	100,000	104,032
Series B, 5.00%, 12/1/2031	8,250,000	8,545,385
Series B, 5.00%, 12/1/2033	340,000	344,165
Series B, 5.00%, 12/1/2034	410,000	410,020
Series C, 5.00%, 12/1/2030	3,780,000	3,847,568
Series C, 5.00%, 12/1/2034	5,080,000	5,111,991
Series D, 5.00%, 12/1/2027	2,400,000	2,457,922
Series D, 5.00%, 12/1/2046	6,700,000	6,069,942

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series G, 5.00%, 12/1/2034	$2,400,000	$2,410,207
Series H, 5.00%, 12/1/2036	1,300,000	1,288,246
Series H, 5.00%, 12/1/2046	1,500,000	1,358,942
Series E, 5.13%, 12/1/2032	765,000	765,278
Series C, 5.25%, 12/1/2035	2,140,000	2,143,464
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (e)	605,000	614,037
Series A, 5.88%, 12/1/2047	5,225,000	5,254,715
Series A, 6.00%, 12/1/2049	3,100,000	3,158,463
Series A, 7.00%, 12/1/2026	1,100,000	1,105,187
Series A, 7.00%, 12/1/2046 (a)	2,125,000	2,164,110
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	100,503
Chicago O'Hare International Airport Revenue, IL:
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (e)	300,000	265,574
AMT, 5.00%, 7/1/2048	800,000	785,369
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,001,191
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	521,357
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	198,434
Series B, 4.00%, 1/1/2038	6,209,000	5,629,505
Series A, National Public Finance Guarantee Corp., 5.00%, 1/1/2044	7,400,000	6,969,020
Series B, 5.00%, 1/1/2034	5,000,000	5,322,016
Series C, 5.00%, 1/1/2026	470,000	472,601
Series C, 5.00%, 1/1/2027	195,000	195,712
Series C, 5.00%, 1/1/2035	700,000	700,852
Series C, 5.00%, 1/1/2038	1,615,000	1,614,949
Series A, 5.25%, 1/1/2045	3,700,000	3,641,041
Series A, 5.50%, 1/1/2039	2,800,000	2,866,305
Series A, 5.50%, 1/1/2040	2,720,000	2,773,035
Series A, 5.50%, 1/1/2041	2,000,000	2,020,164
Series A, 5.50%, 1/1/2049	1,000,000	987,885
Series A, 6.00%, 1/1/2050	4,000,000	4,163,364
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (a)	440,000	422,648
4.00%, 12/1/2040	250,000	235,877
AMT, 4.13%, 12/1/2050 (a) (b)	2,485,000	2,463,318
Series C, 4.25%, 8/1/2042	1,050,000	945,970
Series A, 4.50%, 8/1/2033 (a)	1,275,000	1,314,440
5.00%, 5/15/2033	1,855,000	1,738,296
5.00%, 5/15/2040 (d)	1,138,910	56,946
Series A, 5.00%, 8/1/2042	580,000	580,607
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2049	$600,000	$415,500
Series A, 5.00%, 2/15/2050	1,950,000	1,803,698
Series A, 5.00%, 7/1/2051 (a)	1,000,000	703,719
Series A, 5.13%, 10/1/2035 (a)	120,000	122,752
Series A, 5.25%, 5/1/2038	1,030,000	1,003,708
Series A, 5.25%, 8/1/2038 (a)	300,000	314,851
5.50%, 4/1/2032	500,000	500,102
Series A, 5.88%, 9/1/2046 (a)	1,900,000	1,883,498
Series A, 6.00%, 4/1/2038 (a)	1,175,000	1,183,360
Series A, 6.00%, 10/1/2045 (a)	470,000	475,319
Series A, 6.13%, 4/1/2049 (a)	500,000	484,426
Series A, 6.13%, 10/1/2050 (a)	425,000	430,075
Series A, 6.13%, 4/1/2058 (a)	1,390,000	1,338,089
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,109,299
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2032	220,000	233,849
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty, Inc., Zero Coupon, 6/15/2027 (e)	125,000	118,736
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (e)	105,000	93,279
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (e)	3,000,000	2,622,109
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2030 (e)	13,555,000	11,426,181
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (e)	215,000	177,704
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (e)	190,000	137,516
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (e)	220,000	155,398
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (e)	140,000	93,907
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (e)	650,000	399,541
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (e)	200,000	104,992

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, Zero Coupon, 6/15/2041	$500,000	$238,045
Series B, Zero Coupon, 12/15/2041	395,000	183,664
Series B, Zero Coupon, 12/15/2051	2,200,000	590,786
Series A, 4.00%, 12/15/2042	13,500,000	12,389,694
Series A, 5.00%, 6/15/2050	8,000,000	7,883,738
Series A, 5.00%, 6/15/2053	4,000,000	3,913,308
Series B, 5.00%, 12/15/2040	25,000	25,023
Series B, 5.00%, 6/15/2042	205,000	207,494
Series B, 5.00%, 6/15/2052	2,395,000	2,347,646
Series B, 5.00%, 6/15/2053	1,000,000	1,001,042
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (e)	1,220,000	1,285,415
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	193,719
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	107,566
Sales Tax Securitization Corp. Revenue, IL Series C, 5.00%, 1/1/2038	2,320,000	2,445,528
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	471,174
Series D, 3.00%, 6/15/2031	710,000	689,907
Series A, 5.00%, 6/15/2027	250,000	253,277
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,255
4.00%, 6/1/2032	1,820,000	1,825,274
Series C, 4.00%, 10/1/2043	5,000,000	4,504,954
Series B, 4.25%, 5/1/2046	5,750,000	5,261,435
5.00%, 1/1/2029	1,000,000	1,005,343
5.00%, 11/1/2034	120,000	121,815
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	237,736
Series A, 5.50%, 12/1/2043	115,000	110,292
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2040 (e)	190,000	191,936
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	259,771
		200,286,162
Security Description	Principal Amount	Value
INDIANA — 0.3%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d)	$702,697	$7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (a)	420,000	432,968
AMT, 4.88%, 1/1/2044 (a)	350,000	347,715
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	97,782
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	165,694
4.00%, 7/1/2033	1,245,000	1,247,034
Series 2, 4.00%, 10/1/2036	640,000	651,284
Series A, 4.50%, 7/1/2053	250,000	169,897
5.00%, 10/1/2042	1,170,000	1,053,974
Series A, AMT, 6.75%, 5/1/2039	275,000	305,586
AMT, 7.00%, 3/1/2039 (a) (d)	500,000	25,000
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,036,882
Series F, 7.75%, 3/1/2067	1,725,000	1,895,248
		7,429,071
IOWA — 0.6%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,000,000	2,966,317
Series A, 5.00%, 5/15/2036	1,250,000	1,253,132
Series A, 5.00%, 5/15/2039	65,000	66,098
Series A, 5.00%, 5/15/2041	545,000	542,640
Series A, 5.00%, 5/15/2043	935,000	906,791
Series A, 5.00%, 5/15/2044	80,000	76,963
Series A, 5.00%, 5/15/2047	415,000	393,350
Series A, 5.13%, 5/15/2059	1,350,000	1,261,278
5.50%, 12/1/2045	1,685,000	1,737,135
5.75%, 10/1/2055 (f)	1,500,000	1,509,563
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	105,000	105,000
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,075,000	746,739
Series A2, 4.00%, 6/1/2049	4,175,000	3,514,743
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (b)	500,000	508,787
		15,588,536
KANSAS — 0.2%
City of Garden City Revenue, KS 4.25%, 6/1/2033 (a)	1,000,000	990,323
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	538,742

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d)	$200,000	$58,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	620,410
Series I, 5.00%, 5/15/2033	350,000	350,738
Series VIII, 5.75%, 5/15/2045	1,500,000	1,433,235
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (e)	195,000	179,539
Wyandotte County-Kansas City Unified Government, Special Obligation, KS 5.75%, 3/1/2041 (a)	2,500,000	2,560,395
		6,731,382
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (a)	2,875,000	2,772,101
Series A, AMT, 4.70%, 1/1/2052 (a)	3,940,000	3,661,532
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	214,801
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	231,856
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 12/1/2041 (e)	500,000	480,730
Series A, 5.00%, 6/1/2037	1,520,000	1,531,489
Series A, 5.00%, 6/1/2045	2,500,000	2,480,579
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2045 (e)	550,000	554,221
Series A, 5.25%, 6/1/2050	100,000	99,344
5.50%, 11/15/2035	105,000	97,845
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (e)	140,000	135,067
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (e)	125,000	125,056
Kentucky Public Energy Authority Revenue, KY:
Series A, 5.00%, 5/1/2055 (b)	4,500,000	4,769,463
Series A, VRN, 5.25%, 6/1/2055 (b)	6,510,000	6,981,929
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY Series A, Assured Guaranty, Inc., 5.00%, 5/15/2047 (e)	$1,000,000	$1,015,727
		25,151,740
LOUISIANA — 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,026,157
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty, Inc., 3.00%, 12/1/2035 (e)	200,000	188,445
Series B, Assured Guaranty, Inc., 4.00%, 12/1/2041 (e)	480,000	455,902
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (e)	365,000	369,826
5.00%, 12/1/2040	250,000	249,633
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2036 (e)	260,000	266,071
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (a)	1,175,000	1,175,172
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,174,940
4.00%, 11/1/2046 (a)	925,000	806,838
5.00%, 11/15/2037 (a)	1,000,000	1,014,065
Series A, 5.00%, 1/1/2049	1,500,000	1,066,430
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,042
5.00%, 5/15/2046	1,000,000	1,001,169
5.00%, 7/1/2047	300,000	300,074
Series A, 5.00%, 6/1/2039 (a)	1,300,000	1,257,280
Series A, 5.00%, 6/1/2041 (a)	2,350,000	1,943,071
Series A, 5.00%, 7/1/2043	1,000,000	1,017,666
Series A, 5.00%, 12/15/2043 (a)	1,350,000	1,270,441
Series A, 5.00%, 7/1/2046	500,000	500,037
Series A, 5.00%, 7/1/2047	2,000,000	2,002,999
Series A, 5.00%, 7/1/2051	385,000	385,018
5.25%, 10/1/2046 (b) (c)	2,590,000	2,590,856
5.63%, 6/1/2037 (a)	420,000	427,033
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,052,120
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,045,657

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	$2,395,000	$2,591,275
Series 2010-A, 6.35%, 10/1/2040 (a)	2,000,000	2,171,268
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	1,980,000	1,970,239
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (a)	1,000,000	857,183
		35,181,907
MAINE — 0.1%
Finance Authority of Maine Revenue, ME AMT, 4.63%, 12/1/2047 (a) (b)	650,000	639,967
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	82,141
Series A, 4.00%, 7/1/2046	310,000	243,652
Series A, 5.00%, 7/1/2046	2,045,000	1,880,097
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,168
		3,372,025
MARYLAND — 1.1%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,330,412
5.00%, 9/1/2027	305,000	311,294
5.00%, 9/1/2028	750,000	765,263
5.00%, 9/1/2031	500,000	508,974
5.00%, 9/1/2039	1,250,000	1,250,196
5.00%, 9/1/2046	250,000	241,334
5.00%, 6/1/2051	550,000	539,003
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,220,000	1,219,174
5.00%, 7/1/2036	474,000	479,917
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	501,977
Series B, 5.00%, 11/1/2042	2,105,000	1,980,065
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (a)	1,500,000	1,444,331
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	795,220
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (a)	965,000	833,857
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (a)	1,600,000	1,603,134
Security Description	Principal Amount	Value
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	$1,000,000	$1,032,133
Series B, AMT, 5.00%, 6/30/2040	1,500,000	1,526,631
Series B, AMT, 5.25%, 6/30/2052	785,000	786,165
Series A, 5.63%, 7/1/2043	1,500,000	1,578,728
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	470,000	457,826
4.00%, 9/1/2040	325,000	298,570
4.00%, 9/1/2050	2,520,000	2,089,762
4.38%, 7/1/2036	1,155,000	1,119,750
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	406,463
Series A, 5.00%, 7/1/2038	100,000	100,741
Series A, 5.00%, 5/15/2045	2,690,000	2,702,030
Series A, 5.50%, 1/1/2031	100,000	102,619
Series A, 5.50%, 1/1/2036	3,500,000	3,564,362
		29,569,931
MASSACHUSETTS — 1.1%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,037
5.00%, 6/15/2054	500,000	461,819
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,119,944
Series B, 4.00%, 6/1/2035	2,275,000	2,117,762
Series D, 4.00%, 7/1/2045	350,000	307,484
4.13%, 10/1/2042 (a)	500,000	452,781
5.00%, 7/1/2041	3,500,000	3,507,184
5.00%, 10/1/2043	950,000	878,670
5.00%, 7/1/2047	870,000	726,158
5.00%, 7/1/2051 (a)	750,000	605,363
5.00%, 10/1/2057 (a)	2,420,000	2,284,353
Series A, 5.00%, 10/1/2043	1,000,000	934,277
Series A, 5.00%, 7/1/2044 (a)	470,000	458,028
Series A, 5.00%, 7/1/2060 (a)	550,000	508,454
Series D, 5.00%, 7/1/2044	1,515,000	1,468,751
Series G, 5.00%, 7/1/2044	1,000,000	942,175
Series I, 5.00%, 7/1/2041	1,000,000	997,951
Series J2, 5.00%, 7/1/2048	2,100,000	2,116,741
Series L, 5.00%, 7/1/2044	500,000	500,343
Series A, 5.25%, 7/1/2034	10,000	9,404
Series G, 5.25%, 7/1/2052	2,500,000	2,485,504
Series A, 5.50%, 7/1/2044	325,000	295,411
Series A, 5.50%, 8/15/2050	5,230,000	5,386,153
Series A-1, 6.50%, 7/15/2060 (a)	1,000,000	1,004,285
		30,669,032

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MICHIGAN — 1.2%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (e)	$105,000	$109,407
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,358,591
Series A, 5.00%, 4/1/2046	250,000	251,437
5.50%, 4/1/2050	135,000	138,110
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,435,000	1,482,834
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	847,548
Series A, 5.50%, 4/1/2039	3,000,000	2,808,855
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,679,630
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,596,101
Series A, 4.00%, 6/1/2049	6,000,000	5,080,222
4.40%, 4/1/2031 (a)	100,000	91,528
4.90%, 4/1/2041 (a)	260,000	200,664
Series A, 5.00%, 11/15/2048	2,350,000	2,356,403
Series B, 5.00%, 7/1/2026	225,000	225,187
Series B, 5.00%, 7/1/2028	100,000	100,083
Series B, 5.00%, 7/1/2033	100,000	100,083
Series B, 5.00%, 7/1/2044	2,575,000	2,577,144
5.25%, 2/1/2027	215,000	217,289
5.50%, 2/28/2057	2,590,000	2,674,397
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	999,460
AMT, Assured Guaranty Inc., 4.25%, 12/31/2038 (e)	3,000,000	2,965,090
AMT, 5.00%, 6/30/2030	35,000	36,738
AMT, 5.00%, 6/30/2031	665,000	695,476
AMT, 5.00%, 12/31/2032	550,000	572,033
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	86,488
Series C, Zero Coupon, 6/1/2058	20,900,000	515,160
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	774,691
Security Description	Principal Amount	Value
Wayne County Airport Authority Revenue, MI:
Series C, AMT, 5.00%, 12/1/2039	$550,000	$550,171
Series C, AMT, 5.00%, 12/1/2044	285,000	285,004
		33,375,824
MINNESOTA — 0.7%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	143,092
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	328,895
Series A, 5.00%, 7/1/2056	2,125,000	1,737,497
Series A, 5.38%, 8/1/2050	1,000,000	967,639
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	94,498
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (a)	300,000	262,931
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	873,818
Series A, 5.00%, 8/1/2048	1,050,000	827,723
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	120,038
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	140,929
City of Woodbury Revenue, MN:
5.50%, 6/1/2055 (a)	1,635,000	1,521,508
5.50%, 6/1/2063 (a)	2,060,000	1,887,679
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,500,597
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	909,516
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	198,520
Series A, 5.00%, 12/1/2041	500,000	498,318
Series A, 5.00%, 9/1/2043	1,315,000	1,262,180
Series A, 5.00%, 11/15/2047	995,000	996,076
5.25%, 3/1/2043 (a)	1,205,000	1,163,338
Series A, 5.30%, 7/1/2045	500,000	484,116
5.50%, 3/1/2053 (a)	1,765,000	1,723,428
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	1,000,000	1,035,330
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (a)	255,000	244,029

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	$225,000	$225,145
		20,146,840
MISSISSIPPI — 0.3%
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,116
Mississippi Development Bank Revenue, MS:
Assured Guaranty, Inc., 3.50%, 9/1/2034 (e)	300,000	293,693
4.00%, 10/1/2035 (a)	500,000	453,135
4.00%, 10/1/2041 (a)	1,000,000	812,196
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,100,465
Series A, 5.00%, 9/1/2046	1,500,000	1,474,165
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	635,993
Series A, 5.00%, 10/15/2036	500,000	517,373
		7,607,136
MISSOURI — 0.9%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	281,212
4.00%, 3/1/2041	120,000	115,984
4.00%, 3/1/2046	100,000	93,176
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (a)	3,000,000	2,769,023
City of Jennings Revenue, MO 5.00%, 11/1/2049 (d)	105,966	14,835
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (a)	25,000	25,021
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	111,390
5.00%, 8/1/2030	530,000	497,155
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,721,433
4.00%, 6/1/2053	450,000	393,371
4.25%, 8/1/2035	280,000	270,903
4.25%, 12/1/2042 (a)	450,000	398,215
Series A, 5.00%, 2/1/2036	670,000	670,454
Series A, 5.00%, 2/1/2042	115,000	114,450
Security Description	Principal Amount	Value
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (a)	$1,000,000	$983,407
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	589,785
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,392,088
Series A, 5.50%, 6/15/2042 (a)	500,000	453,147
Series A, 5.63%, 6/15/2053 (a)	400,000	345,976
Series A, 5.75%, 6/15/2054	500,000	501,958
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,315
Series A-1, 5.00%, 6/1/2046 (a)	1,950,000	1,863,584
Series B, AMT, 5.00%, 3/1/2033	760,000	795,072
Series B, 5.00%, 11/15/2046	449,515	302,745
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,603,908
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	738,941
Series A, 5.00%, 8/15/2051	1,000,000	831,359
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	396,311
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	262,088
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	145,299
Series A, 5.00%, 12/1/2025	45,000	44,967
Series A, 5.00%, 9/1/2038	350,000	353,258
Series A, 5.25%, 9/1/2045 (a)	3,000,000	2,993,357
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	210,170
		23,293,357
MONTANA — 0.1%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	1,150,000	1,166,175

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, VRN, 3.90%, 3/1/2031 (b)	$680,000	$680,265
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	91,519
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	201,089
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	326,127
		2,465,175
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	729,746
Series A, 5.00%, 9/1/2036	1,140,000	1,233,010
Series A-1, VRN, 5.00%, 8/1/2055 (b)	2,000,000	2,162,267
		4,125,023
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	243,377
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	143,815
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,041,220
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (a)	500,000	482,255
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (a)	40,000	39,311
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	119,579
Series A, 4.00%, 6/15/2035	500,000	507,336
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	359,190
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (a)	500,000	500,443
Series A, 5.00%, 12/15/2038 (a)	750,000	742,950
Series 2025A, AMT, 9.50%, 1/1/2065 (a) (b)	2,600,000	2,375,983
State of Nevada Department of Business & Industry, NV:
AMT, 5.75%, 2/15/2038 (a)	1,001,791	10
5.88%, 12/15/2027 (a)	403,044	4
6.25%, 12/15/2037 (a)	1,780,571	18
Security Description	Principal Amount	Value
AMT, 6.95%, 2/15/2038 (a)	$895,855	$9
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,553,996
		10,109,496
NEW HAMPSHIRE — 1.3%
New Hampshire Business Finance Authority Revenue, NH:
Zero Coupon, 12/15/2032 (a)	1,850,000	1,165,068
Zero Coupon, 12/15/2033 (a)	1,070,000	656,165
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,074,857
4.00%, 1/1/2051	1,330,000	1,051,698
Series 1-A, 4.13%, 1/20/2034	7,751,906	7,793,585
Series 2022-1, 4.38%, 9/20/2036	191,648	189,458
Series C, AMT, 4.88%, 11/1/2042 (a)	1,855,000	1,712,183
5.00%, 7/1/2031 (a)	785,000	790,982
5.00%, 7/1/2041 (a)	1,855,000	1,664,168
Series C, 5.25%, 7/1/2054	1,500,000	1,475,578
5.38%, 12/15/2035 (a)	4,000,000	3,997,894
5.88%, 12/15/2033 (a)	4,135,000	4,160,462
5.95%, 12/1/2031 (a)	1,000,000	1,004,441
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (a)	3,000,000	2,560,992
5.00%, 10/1/2038	2,000,000	2,011,486
		34,309,017
NEW JERSEY — 1.9%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	370,000	325,339
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,908
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty, Inc., Zero Coupon, 7/1/2027 (e)	160,000	151,502
Series A, 3.38%, 7/1/2030	555,000	550,636
Series C, 4.00%, 6/15/2047	155,000	139,642
Series MMM, 4.00%, 6/15/2036	335,000	337,846
Series QQQ, 4.00%, 6/15/2050	210,000	186,491
Series A, 4.13%, 7/1/2030	110,000	107,558
Series XX, 4.38%, 6/15/2027	175,000	175,116
AMT, 5.00%, 10/1/2037	100,000	101,235
Series A, 5.00%, 6/1/2036	490,000	490,581
Series A, 5.00%, 11/1/2044	500,000	511,457

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2047	$510,000	$515,849
Series C, 5.00%, 6/15/2047	365,000	369,186
AMT, Assured Guaranty Inc., 5.13%, 1/1/2039 (e)	720,000	720,916
5.25%, 9/15/2029	35,000	35,048
5.25%, 1/1/2044	750,000	687,895
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,504,410
AMT, 6.63%, 1/1/2045 (a)	1,500,000	1,550,140
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	465,188
Series G, 3.50%, 7/1/2031	215,000	215,036
Series B, 5.00%, 9/1/2036	300,000	303,900
Series B, 5.50%, 9/1/2032	150,000	153,471
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	506,093
4.00%, 7/1/2048	175,000	148,988
5.00%, 7/1/2041	2,000,000	2,001,475
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	227,892
Series A, Zero Coupon, 12/15/2033	285,000	216,325
Series A, Zero Coupon, 12/15/2035	765,000	525,617
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (e)	70,000	63,898
Series AA, 4.00%, 6/15/2040	2,660,000	2,596,580
Series BB, 4.00%, 6/15/2036	200,000	201,317
Series BB, 4.00%, 6/15/2044	4,140,000	3,800,365
Series A, 5.00%, 12/15/2028	100,000	107,581
Series AA, American Municipal Bond Assurance Corp., 5.00%, 6/15/2045	1,750,000	1,797,118
Series AA, 5.00%, 6/15/2046	1,255,000	1,273,005
Series BB, 5.00%, 6/15/2046	3,250,000	3,367,722
Series BB, 5.00%, 6/15/2050	500,000	540,912
Series AA, 5.25%, 6/15/2043	1,000,000	1,027,644
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,000,000	975,873
Series B, 5.00%, 1/1/2034	1,220,000	1,403,832
Series A, 5.25%, 1/1/2050	1,530,000	1,637,819
Series A, 5.25%, 1/1/2055	1,665,000	1,769,656
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (e)	435,000	468,630
Security Description	Principal Amount	Value
Passaic County Improvement Authority Revenue, NJ Series 2023A, 5.00%, 7/1/2044	$375,000	$374,190
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	153,243
Series B, AMT, 5.00%, 1/1/2048	500,000	496,620
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	184,371
Series A, 5.00%, 6/1/2046	5,780,000	5,639,232
Series B, 5.00%, 6/1/2046	6,480,000	6,320,516
Series A, 5.25%, 6/1/2046	3,105,000	3,109,123
		51,653,987
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,706,925
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	313,361
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	120,000	119,996
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	437,780
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (a)	4,000,000	3,712,923
		7,290,985
NEW YORK — 6.1%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	251,422
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	141,901
Series A, 5.00%, 7/15/2042	4,250,000	4,258,313
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	488,920
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (a)	265,000	265,219
5.00%, 11/1/2039	250,000	175,000
5.00%, 8/1/2047	1,040,000	946,479
Series A, 5.00%, 6/1/2047 (a)	150,000	136,305
Series A, 5.00%, 6/15/2051 (a)	1,500,000	1,362,744

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 6/1/2055 (a)	$1,215,000	$974,773
5.25%, 11/1/2034	250,000	175,000
Series A, 5.25%, 6/15/2043 (a)	1,050,000	1,033,207
Series A1, 5.25%, 6/1/2040 (a)	720,000	683,799
5.50%, 11/1/2044	895,000	626,500
5.50%, 9/1/2045 (a)	3,000,000	2,919,636
Series A1, 5.50%, 6/1/2055 (a)	610,000	529,221
5.75%, 6/1/2042 (a)	1,000,000	1,011,882
Series B, 7.00%, 4/15/2053 (a)	2,000,000	2,037,193
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	606,177
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (a)	2,000,000	1,992,292
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,139,946
Series B, 4.00%, 7/1/2044	400,000	359,910
Series B, 4.00%, 7/1/2049	400,000	345,901
Series A, 5.00%, 7/1/2045	1,000,000	999,646
Series A, 5.00%, 7/1/2051	800,000	784,307
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (a)	20,250,000	2,468,317
Series A, 5.00%, 6/1/2038	175,000	160,402
Series A, 5.00%, 6/1/2045	3,635,000	3,000,934
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	489,899
Series A, 5.00%, 1/1/2056	3,500,000	2,792,991
Series C, 5.63%, 1/1/2055 (b) (c)	620,000	549,854
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	818,183
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,761,919
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	453,758
Series A, 5.00%, 9/1/2038	485,000	514,708
Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2032	$300,000	$236,441
Series D, 3.00%, 11/15/2032	215,000	201,834
Series C1, 3.25%, 11/15/2036	290,000	256,249
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2041 (e)	10,000	9,663
Series D, 4.00%, 11/15/2042	6,120,000	5,632,458
Series E, 4.00%, 11/15/2045	1,500,000	1,342,690
Series A-1, 5.00%, 11/15/2047	520,000	525,350
Series B, 5.00%, 11/15/2037	625,000	633,089
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	560,356
5.00%, 1/1/2050	500,000	423,993
Series A, 5.00%, 7/1/2054 (a)	2,000,000	1,748,622
Series A, 5.00%, 7/1/2059 (a)	1,000,000	860,182
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	1,000,000	999,648
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	753,877
Series A, 5.00%, 7/1/2043	1,240,000	1,241,205
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	2,036,365
Series A-3, 5.13%, 6/1/2046	1,380,000	1,081,152
Series A2, 5.25%, 6/1/2026 (b) (c)	1,214,867	1,200,063
New York City Housing Development Corp. Revenue, NY:
Series E, 4.38%, 12/15/2031	440,000	452,588
Series F, 5.25%, 12/15/2031	500,000	515,798
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty, Inc., Zero Coupon, 3/1/2033 (e)	530,000	408,598
Assured Guaranty, Inc., Zero Coupon, 3/1/2036 (e)	340,000	224,619
Assured Guaranty, Inc., Zero Coupon, 3/1/2045 (e)	575,000	219,398
5.75%, 10/1/2037 (d)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY Series B, Zero Coupon, 11/15/2045	700,000	256,893
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,317,405

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2045	$1,000,000	$789,375
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	801,707
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	260,000	258,921
Series C, 3.75%, 6/1/2045	225,000	166,886
Series A-2B, 5.00%, 6/1/2045	1,000,000	869,255
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (a)	14,300,000	14,299,920
5.15%, 11/15/2034 (a)	4,145,000	4,149,424
7.25%, 11/15/2044 (a)	2,815,000	2,817,193
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,612,171
Series A, 3.00%, 7/1/2033	2,150,000	1,838,174
Series A, 4.00%, 9/1/2040	1,870,000	1,742,561
Series A, 4.00%, 9/1/2045	2,500,000	2,143,798
Series A, 4.00%, 9/1/2050	565,000	469,678
Series A, 5.00%, 8/1/2032	130,000	133,664
Series A, 5.00%, 7/1/2040	1,305,000	1,303,988
Series A, 5.00%, 7/1/2046	2,850,000	2,855,501
Series A, 5.00%, 7/15/2050	2,000,000	1,923,626
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (e)	265,000	280,656
5.25%, 10/1/2049	1,340,000	1,350,562
Series A, 5.25%, 5/1/2054	3,215,000	3,309,965
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (e)	235,000	250,854
Series A, 5.50%, 5/1/2056	1,750,000	1,779,790
New York State Environmental Facilities Corp. Revenue, NY Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	593,838
New York State Thruway Authority Revenue, NY Series N, 3.00%, 1/1/2049	510,000	371,280
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	85,000	84,218
AMT, 3.00%, 8/1/2031	1,030,000	967,916
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,100,197
Series A-P3, AMT, Assured Guaranty Inc., 4.00%, 7/1/2037 (e)	100,000	97,895
Series C, 4.00%, 12/1/2040	1,625,000	1,562,292
AMT, 5.00%, 8/1/2031	3,930,000	3,930,712
AMT, 5.00%, 10/1/2040	3,000,000	3,031,332
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,316,516
Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 7/1/2030	$170,000	$170,204
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	514,971
AMT, 5.25%, 8/1/2031	3,310,000	3,435,439
AMT, 5.38%, 8/1/2036	3,050,000	3,171,286
AMT, 5.63%, 4/1/2040	7,000,000	7,314,537
AMT, 6.00%, 6/30/2054	2,160,000	2,250,844
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (a)	250,000	266,291
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	389,302
Port Authority of New York & New Jersey Revenue, NY AMT, 4.00%, 11/1/2059	610,000	523,121
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	379,869
Suffolk Regional Off-Track Betting Corp. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,526,932
6.00%, 12/1/2053	1,500,000	1,515,192
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	416,990
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	119,002
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,618,440
Series A, AMT, 5.00%, 1/1/2032	100,000	77,226
Series A, AMT, 5.00%, 1/1/2033	150,000	114,783
TSASC, Inc. Revenue, NY:
Series B, 5.00%, 6/1/2045	2,000,000	1,755,004
Series B, 5.00%, 6/1/2048	5,950,000	5,167,804
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	324,000	305,087
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (a)	700,000	728,780
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	226,878
Series A, 4.50%, 7/1/2056 (a)	3,000,000	2,372,030
5.00%, 11/1/2046	2,665,000	2,390,989
Series A, 5.00%, 7/1/2036 (a)	2,015,000	2,048,287
6.25%, 11/1/2052	1,585,000	1,586,584

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	$165,000	$138,381
		164,763,312
NORTH CAROLINA — 0.4%
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,187
AMT, 5.00%, 6/30/2054	575,000	575,016
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	417,349
Series A, 4.00%, 3/1/2051	1,500,000	1,209,037
Series A, 4.00%, 11/1/2052	2,555,000	2,241,524
5.00%, 7/1/2045	500,000	380,707
Series A, 5.00%, 7/1/2044	500,000	475,774
Series B, 5.00%, 9/1/2054	1,340,000	1,254,970
5.25%, 12/1/2054	1,500,000	1,495,425
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,302,194
Series A, Assured Guaranty, Inc., 5.00%, 1/1/2058 (e)	2,535,000	2,596,214
		12,198,397
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,516,423
4.00%, 12/1/2038	2,300,000	2,145,955
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	6,182,329
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty, Inc., 2.50%, 6/1/2054 (e)	500,000	289,622
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	45,000	45,001
		10,179,330
OHIO — 4.1%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	603,463
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	20,000,000	1,870,074
Series B-2, 5.00%, 6/1/2055	48,325,000	41,223,028
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,854,105
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	289,596
Security Description	Principal Amount	Value
City of Cleveland Revenue, OH 5.38%, 9/15/2027	$1,320,000	$1,321,198
Cleveland-Cuyahoga County Port Authority Revenue, OH 5.50%, 12/1/2043	1,000,000	1,007,061
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (a)	1,100,000	906,699
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	628,063
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,964,469
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	181,492
5.50%, 2/15/2052	8,000,000	7,999,767
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,013,309
5.50%, 7/1/2041	1,500,000	1,548,629
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	613,542
5.00%, 1/1/2051	750,000	709,836
County of Lucas Revenue, OH:
Series A, Assured Guaranty, Inc., 4.13%, 11/15/2042 (e)	600,000	571,626
Series A, 5.25%, 11/15/2048	4,585,000	4,522,892
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,016,996
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,615,080
5.25%, 9/1/2049	1,100,000	1,123,549
Series A, 6.25%, 4/1/2049 (a) (d)	396,898	4,961
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,002,369
5.00%, 2/15/2044	200,000	191,924
5.00%, 2/15/2048	4,390,000	4,129,434
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,134,774
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	641,318
5.00%, 12/1/2051	2,060,000	1,884,530
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	3,115,000	3,150,512

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	$200,000	$192,065
Series A, 3.25%, 9/1/2029	3,000,000	2,969,199
AMT, 4.25%, 1/15/2038 (a)	215,000	213,626
AMT, 4.50%, 1/15/2048 (a)	4,700,000	4,298,519
AMT, 5.00%, 7/1/2049 (a)	5,755,000	5,265,235
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	95,535
4.00%, 10/1/2050	1,000,000	790,948
Port of Greater Cincinnati Development Authority Revenue, OH:
Series B, 5.00%, 12/1/2046	240,000	224,250
Series A, 6.50%, 1/1/2045 (a)	400,000	408,700
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,087,032
5.50%, 12/1/2043	400,000	359,894
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,074,058
6.00%, 12/1/2058	3,000,000	3,153,842
		111,857,199
OKLAHOMA — 0.7%
Oklahoma County Finance Authority Revenue, OK 5.00%, 9/1/2035	1,000,000	1,042,303
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	568,530
Series B, 5.00%, 8/15/2028	400,000	417,514
Series B, 5.00%, 8/15/2033	3,000,000	3,099,413
Series B, 5.00%, 8/15/2038	350,000	355,174
Series B, 5.25%, 8/15/2043	5,000,000	5,028,994
Series B, 5.50%, 8/15/2057	2,500,000	2,504,023
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	838
Series A, 6.88%, 11/1/2046 (d)	33,273	140
Tulsa Municipal Airport Trust Trustees Revenue, OK:
Series B, AMT, 5.50%, 12/1/2035	700,000	700,170
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,500,364
AMT, 6.25%, 12/1/2035	4,100,000	4,689,249
		19,906,712
Security Description	Principal Amount	Value
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	$1,050,000	$1,052,062
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	852,159
Series A, 4.00%, 12/1/2056	2,500,000	1,777,206
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,001,861
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,562,245
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	630,960
Salem Hospital Facility Authority Revenue, OR 4.00%, 5/15/2040	710,000	647,335
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	298,623
Series A, 5.00%, 11/15/2046	640,000	559,305
Series A, 5.00%, 11/15/2051	2,200,000	1,861,107
Series A, 5.00%, 11/15/2056	500,000	414,777
		10,657,640
PENNSYLVANIA — 3.2%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	625,440
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 4/1/2047	1,000,000	1,000,008
Allentown Commercial & Industrial Development Authority Revenue, PA 5.00%, 7/1/2050 (a)	1,250,000	1,176,001
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (a)	13,445,000	13,460,257
Series A, 5.25%, 5/1/2042 (a)	400,000	390,530
6.25%, 5/1/2042 (a)	1,000,000	986,896
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (c)	3,866,000	2,726,764
Series A-3, 5.00%, 6/30/2039	9,828,000	8,886,741
Series A-2A, 6.00%, 6/30/2034	582,000	608,333

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	$2,565,000	$2,670,373
5.00%, 7/1/2039	2,850,000	2,931,613
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	343,330
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	464,726
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	750,965
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	510,915
Series A, 5.00%, 10/1/2047	545,000	547,640
City of Philadelphia, General Obligation, PA Series A, 4.00%, 5/1/2039	1,120,000	1,091,249
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,730,657
Series A, 5.00%, 7/1/2027	155,000	160,637
Series A, 5.00%, 7/1/2044	1,000,000	1,007,975
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	99,866
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (a)	365,000	344,172
6.25%, 10/15/2053 (a)	2,800,000	2,019,735
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	99,998
4.00%, 8/1/2045	170,000	162,106
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (a)	995,000	959,313
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	110,592
Series A, 5.00%, 7/1/2049	240,000	259,197
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,827,184
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	328,135
5.00%, 7/1/2031	845,000	862,152
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	330,409
Series A, 5.00%, 7/1/2035	5,350,000	5,351,212
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2047	$100,000	$79,360
5.13%, 7/1/2037	390,000	384,969
5.25%, 7/1/2041	180,000	172,554
Lancaster Municipal Authority Revenue, PA:
Series A, 5.00%, 12/1/2045	1,000,000	985,140
Series A, 5.00%, 5/1/2049	900,000	886,015
Series A, 5.00%, 12/1/2055	1,250,000	1,183,232
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	109,779
4.00%, 11/1/2041	250,000	215,317
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	254,978
Series A, 5.00%, 10/1/2026	110,000	110,052
Series A, 5.00%, 9/1/2035	300,000	311,114
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,510
5.00%, 11/15/2036	100,000	100,772
5.25%, 1/1/2040	205,000	202,700
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	1,007,209
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	635,896
Series A, 5.00%, 8/15/2048	630,000	631,331
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (e)	900,000	827,890
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	2,908,256
5.00%, 12/31/2028	360,000	364,254
Series B-2, 5.25%, 7/1/2046	2,500,000	2,512,597
Series C, 5.25%, 12/1/2037 (b)	1,000,000	1,007,896
AMT, 5.45%, 1/1/2051 (a) (b)	600,000	625,216
Series A1, 10.00%, 12/1/2040 (a) (d)	345,000	34
Series A2, AMT, 10.00%, 12/1/2040 (a) (d)	345,000	35
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	615,000	465,651
5.00%, 5/1/2035	150,000	150,701

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2037	$2,000,000	$1,547,234
5.00%, 5/1/2042	500,000	350,069
Series A, 5.00%, 11/1/2036	980,000	980,346
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2038 (e)	555,000	584,435
Series A, Assured Guaranty, Inc., 5.00%, 5/1/2039 (e)	495,000	518,373
Series B-2, 5.00%, 11/1/2054	2,000,000	2,018,808
Pennsylvania Turnpike Commission Revenue, PA:
Series B, 4.00%, 12/1/2046	500,000	456,889
Series A2, 5.00%, 12/1/2028 (b) (c)	405,000	417,954
Series B, 5.00%, 12/1/2040	855,000	858,189
Series B-1, 5.25%, 6/1/2047	550,000	554,324
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,595,832
5.00%, 6/15/2050	500,000	429,440
Series A, 5.00%, 7/1/2037	290,000	290,013
Series A, 5.00%, 9/1/2037	575,000	579,387
Series A, 5.00%, 7/1/2042	2,000,000	1,895,605
Series A, 5.38%, 6/15/2050 (a)	570,000	523,407
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	210,000	211,381
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	864,566
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	115,000	115,080
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,067
		87,939,978
PUERTO RICO — 9.8%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,613,215
Series A, Zero Coupon, 5/15/2057	175,000,000	8,074,552
Series B, Zero Coupon, 5/15/2057	13,200,000	385,887
5.50%, 5/15/2039	435,000	441,154
5.63%, 5/15/2043	3,790,000	3,854,446
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	5,000,000	4,943,807
Series A1, 4.00%, 7/1/2035	8,384,000	8,176,659
Series A1, 4.00%, 7/1/2037	9,287,000	8,813,366
Security Description	Principal Amount	Value
Series A1, 4.00%, 7/1/2041	$20,107,000	$18,005,143
Series A1, 4.00%, 7/1/2046	18,113,000	15,633,705
Series A1, 5.63%, 7/1/2029	3,000,000	3,209,278
Series A1, 5.75%, 7/1/2031	8,000,000	8,865,289
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,658
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (a)	2,400,000	2,153,931
Series B, 4.00%, 7/1/2042 (a)	7,305,000	6,579,275
Series B, 4.00%, 7/1/2047 (a)	2,585,000	2,177,517
Series A, 5.00%, 7/1/2033 (a)	275,000	286,274
Series A, 5.00%, 7/1/2047 (a)	8,465,000	8,244,875
Series B, 5.00%, 7/1/2029 (a)	1,090,000	1,128,872
Series B, 5.00%, 7/1/2033 (a)	7,615,000	7,927,198
Series B, 5.00%, 7/1/2037 (a)	3,035,000	3,125,797
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (e)	140,000	140,556
Series V V, Assured Guaranty, Inc., 5.25%, 7/1/2027 (e)	920,000	927,092
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (e)	795,000	796,104
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (e)	770,000	768,829
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	478,305
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (e)	360,000	360,243
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	566,366
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,695,329
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,126,522
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,677,122
Series A2, 4.33%, 7/1/2040	18,800,000	17,987,464
Series A-1, 4.55%, 7/1/2040	3,290,330	3,214,415
Series A2, 4.55%, 7/1/2040	100,000	82,507
Series A-1, 4.75%, 7/1/2053	19,250,000	18,090,384
Series B-1, 4.75%, 7/1/2053	2,996,000	2,815,522
Series A2, 4.78%, 7/1/2058	43,660,000	40,534,437
Series A-1, 5.00%, 7/1/2058	57,413,000	55,407,673
		265,346,768

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI:
5.00%, 5/15/2039	$1,000,000	$1,000,359
Series B, 5.00%, 9/1/2036	1,750,000	1,750,348
5.25%, 5/15/2054	750,000	756,477
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	4,142,393
Series B, Zero Coupon, 6/1/2052	5,000,000	685,846
Series A, 5.00%, 6/1/2040	1,000,000	1,000,020
		9,335,443
SOUTH CAROLINA — 0.8%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,003,154
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (a)	600,000	431,644
5.00%, 11/1/2037	500,000	497,197
5.00%, 1/1/2055 (a)	3,000,000	2,446,800
Series A, 5.00%, 5/1/2043	2,440,000	2,471,950
Series A, 5.00%, 12/1/2046	2,000,000	2,016,342
Series A, 5.13%, 6/15/2042 (a)	1,000,000	928,136
5.25%, 11/15/2047	1,750,000	1,690,643
Series A, 5.25%, 8/15/2033	100,000	101,214
Series A, 5.50%, 11/1/2045	1,000,000	1,068,912
5.75%, 11/15/2054	500,000	513,022
Series B-1, 5.75%, 11/15/2029	2,000,000	2,000,450
Series A, 7.13%, 6/15/2053 (a)	1,000,000	1,009,383
Series A, 7.25%, 6/15/2058 (a)	1,325,000	1,336,706
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	235,110
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	417,442
Series A, 4.00%, 12/1/2052	2,000,000	1,738,071
Series B, 4.00%, 12/1/2038	1,365,000	1,348,358
Series B, 4.00%, 12/1/2056	360,000	308,196
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	185,938
		21,748,668
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	218,140
Security Description	Principal Amount	Value
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2032	$215,000	$221,074
5.00%, 7/1/2046	1,000,000	1,004,879
		1,444,093
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (a)	3,350,000	2,383,809
Series A, 5.13%, 12/1/2042 (a)	400,000	374,993
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	628,144
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,825,964
5.00%, 4/1/2030	500,000	510,072
5.00%, 4/1/2031	240,000	244,414
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	74,706
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2040	1,270,000	1,275,406
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (a)	1,150,000	967,003
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	452,735
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (a)	430,000	434,856
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (a)	415,000	398,101
Series A1, 5.25%, 6/1/2056 (a)	400,000	374,101
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, 5.50%, 9/1/2047 (a)	400,000	341,568
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	2,000,000	2,049,193

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, VRN, 5.50%, 10/1/2053 (b)	$4,000,000	$4,316,890
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	962,697
Series B, 5.63%, 9/1/2026	2,000,000	2,031,884
		19,646,536
TEXAS — 5.2%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (a)	1,500,000	1,422,638
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	511,855
Series A, 4.00%, 8/15/2046	860,000	685,178
4.88%, 6/15/2059 (a)	1,000,000	881,470
5.00%, 6/15/2064 (a)	1,200,000	1,059,718
Series A, 5.00%, 8/15/2048	15,000	13,482
Series A, 5.00%, 6/15/2051	3,500,000	2,841,370
Series A, 6.00%, 2/15/2043 (a)	1,035,000	934,837
Series A, 6.13%, 2/15/2053 (a)	1,000,000	866,866
6.25%, 6/1/2052 (a)	2,500,000	2,509,933
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	402,270
Series B, 5.00%, 1/1/2032	1,840,000	1,851,572
Series B, 5.00%, 1/1/2034	300,000	300,979
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue, TX 5.00%, 12/1/2040	2,350,000	2,287,062
Central Texas Regional Mobility Authority Revenue, TX:
Zero Coupon, 1/1/2032	4,090,000	3,351,436
Series B, 4.00%, 1/1/2041	200,000	192,642
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (a)	565,000	548,692
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (a)	350,000	338,679
6.63%, 9/1/2045 (a)	1,600,000	1,571,675
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	912,535
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,816,397
Series B-1, AMT, 4.00%, 7/15/2041	6,965,000	6,324,556
Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 7/1/2027	$2,360,000	$2,401,206
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,906,111
Series B-2, AMT, 5.00%, 7/15/2027	1,500,000	1,526,836
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,580,506
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,679,151
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,303,604
Series B, AMT, 5.50%, 7/15/2037	6,700,000	7,233,192
Series A, AMT, 6.50%, 7/15/2030	255,000	255,760
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (a)	1,000,000	866,923
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (a)	750,000	760,298
City of Pilot Point, Special Assessment, TX 6.13%, 9/15/2045 (a)	700,000	715,959
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	95,000	95,011
Series A, 4.35%, 12/1/2042	290,000	265,433
Series A, 6.00%, 6/15/2043 (a)	2,000,000	1,946,564
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (a)	650,000	662,340
6.13%, 12/31/2055 (a)	1,000,000	1,021,607
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (a)	400,000	400,081
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,358,799
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	191,450
4.00%, 8/15/2038	885,000	822,304
5.00%, 8/15/2037	200,000	202,286
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	2,500,000	2,361,850
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	100,493

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (b)	$1,100,000	$1,128,933
Harris County-Houston Sports Authority Revenue, TX:
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (e)	5,165,000	2,354,687
Series A, Assured Guaranty, Inc., 3.13%, 11/15/2056 (e)	510,000	355,165
Lower Colorado River Authority Revenue, TX Series A, Assured Guaranty, Inc., 5.00%, 5/15/2043 (e)	4,000,000	4,211,387
Matagorda County Navigation District No. 1 Revenue, TX Series B-1, 4.00%, 6/1/2030	1,000,000	1,000,330
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX:
AMT, 4.63%, 10/1/2031 (a)	6,830,000	6,837,166
VRN, AMT, 5.00%, 12/1/2064 (b)	800,000	828,687
Series A, AMT, 6.75%, 8/15/2045 (a)	305,000	310,640
Series A, AMT, 7.00%, 8/15/2060 (a)	828,000	847,647
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (b)	1,301,577	337,617
5.00%, 1/1/2047	500,000	480,348
Series A, 5.00%, 7/1/2047	1,000,000	926,691
Series A, 5.00%, 8/15/2050 (a)	1,900,000	1,598,124
Series A1, 5.25%, 1/1/2042	2,500,000	2,350,968
Series A, 5.38%, 11/15/2036	500,000	472,394
5.50%, 1/1/2049	1,000,000	935,778
Series A, 5.50%, 7/1/2045	250,000	215,704
Series A, 5.50%, 7/1/2054	100,000	81,990
Series A1, 5.50%, 1/1/2057	4,375,000	3,921,554
Series A, 6.50%, 7/1/2056 (a)	1,000,000	926,577
Series A, 6.50%, 10/1/2060	520,000	531,553
Series A, 6.75%, 7/1/2044	1,345,000	1,358,782
Series A-1, 7.50%, 11/15/2037 (d)	45,000	35,613
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,242,170
Security Description	Principal Amount	Value
North East Texas Regional Mobility Authority Revenue, TX 5.00%, 1/1/2046	$700,000	$699,932
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	878,669
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (a)	1,000,000	926,510
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2036 (e)	510,000	349,637
Series D, Assured Guaranty, Inc., Zero Coupon, 1/1/2038 (e)	590,000	365,634
Series A, 3.00%, 1/1/2037	500,000	463,293
4.00%, 1/1/2037	500,000	496,569
Series B, 4.00%, 1/1/2040	450,000	424,006
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (a)	1,000,000	1,029,371
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (a)	1,500,000	990,074
Series A, AMT, 4.00%, 1/1/2050 (a)	3,275,000	2,483,614
Series A, AMT, 5.00%, 1/1/2039 (a)	3,000,000	2,960,869
Series A, AMT, 5.25%, 1/1/2054 (a)	1,250,000	1,187,899
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	296,927
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,161
SA Energy Acquisition Public Facility Corp. Revenue, TX 5.50%, 8/1/2027	150,000	155,203
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	210,000	208,500
Series B, 4.00%, 11/15/2025 (d)	192,271	19
Series B, 4.50%, 11/15/2036 (d)	155,453	16
5.00%, 5/15/2045	625,000	564,606
Series A, 5.00%, 11/15/2037	445,000	447,019
Series B, 5.00%, 11/15/2046	200,000	189,445
5.25%, 11/15/2047 (d)	88,205	9
Series A, 6.38%, 2/15/2041 (d)	450,000	351,000
Series A, 6.75%, 11/15/2047	1,400,000	1,411,647

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.75%, 11/15/2052	$300,000	$301,982
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	85,000	86,796
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	2,500,000	2,551,545
5.00%, 12/15/2030	1,000,000	1,076,655
5.00%, 12/15/2032	6,585,000	7,164,107
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	4,000,000	4,302,958
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,822,291
AMT, 5.13%, 12/31/2035	1,440,000	1,523,157
AMT, 5.25%, 6/30/2036	2,175,000	2,303,688
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	360,006
6.25%, 9/1/2040	335,000	334,970
6.38%, 9/1/2045	445,000	441,369
		141,738,678
U. S. VIRGIN ISLANDS — 0.8%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,620,680
Series A, 5.00%, 10/1/2039	15,705,000	15,968,126
Virgin Islands Public Finance Authority Revenue, VI:
Series C, 5.00%, 10/1/2039 (a)	2,000,000	1,955,478
Series A, 6.00%, 4/1/2053 (a)	2,000,000	2,034,864
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,260,151
		22,839,299
UTAH — 1.5%
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (a)	500,000	499,467
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (a)	4,500,000	3,605,009
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	1,595,000	1,597,782
Security Description	Principal Amount	Value
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (a)	$315,000	$301,773
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (a)	999,615	1,000,529
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (a)	2,130,000	2,211,942
Mida Cormont Public Infrastructure District, General Obligation, UT Series A-2, Zero Coupon, 6/1/2055 (a) (c)	700,000	581,755
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (a)	1,000,000	983,409
Mida Mountain Village Public Infrastructure District, Special Obligation, UT Series 2, 6.00%, 6/15/2054 (a)	4,750,000	4,824,848
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	807,471
Series A2, 4.00%, 6/1/2041	1,600,000	1,416,634
Series A2, 4.00%, 6/1/2052	2,500,000	2,003,607
Point Phase 1 Public Infrastructure District No. 1 Revenue, UT Series A-1, 5.88%, 3/1/2045	1,000,000	1,021,830
Ridges Estates Infrastructure Financing District, Special Assessment, UT 6.25%, 12/1/2053 (a)	1,250,000	1,279,520
Tech Ridge Public Infrastructure District, Special Assessment, UT 6.25%, 12/1/2054 (a)	4,070,000	4,145,919
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (a)	3,000,000	2,686,540
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (a)	3,940,000	2,679,704
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,637,142
Verk Industrial Regional Public Infrastructure District, Special Obligation, UT 6.63%, 9/1/2047 (a)	5,110,000	5,305,067

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (a)	$2,535,000	$2,028,057
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (a)	200,000	200,253
		40,818,258
VERMONT — 0.0% *
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	927,637
VIRGINIA — 1.0%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	15,000	14,976
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (a)	1,335,000	1,335,696
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	3,000,000	3,003,557
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	292,561
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	867,025
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	778,227
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,026
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (a)	915,000	915,053
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	250,000	250,136
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (a)	1,950,000	1,962,349
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	762,072
Series B1, 5.00%, 6/1/2047	8,040,000	6,833,976
Security Description	Principal Amount	Value
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	$2,340,000	$2,550,623
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (a)	875,000	815,911
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2039	1,000,000	960,491
AMT, 4.00%, 1/1/2040	1,000,000	943,862
Series A, 4.50%, 12/1/2044	1,300,000	1,241,646
AMT, 5.00%, 6/30/2042	1,000,000	1,012,796
AMT, 5.00%, 12/31/2052	335,000	326,577
Series C, 5.00%, 6/1/2047	1,000,000	946,377
Series A, 5.50%, 7/1/2049 (a)	1,660,000	1,331,354
		27,155,291
WASHINGTON — 2.4%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,105,343
6.88%, 12/1/2053	1,000,000	1,098,087
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,067,428
King County Public Hospital District No. 4 Revenue, WA Series A, 6.63%, 12/1/2045 (f)	2,220,000	2,205,783
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	216,948
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	1,000,160
Port of Seattle Revenue, WA Series C, AMT, 4.00%, 8/1/2035	550,000	554,754
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	160,000	157,943
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (a) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (a) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b) (c)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	622,143
Series A, 4.00%, 7/1/2042	200,000	183,973

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2034	$2,695,000	$2,738,803
Series D, 5.00%, 10/1/2041	1,000,000	1,000,359
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	3,122,769
4.00%, 7/1/2058	605,000	486,832
Series B, 4.00%, 7/1/2034	320,000	322,985
Series B, 4.00%, 7/1/2058	1,080,000	869,055
5.00%, 7/1/2043	6,000,000	6,020,327
5.00%, 7/1/2048	1,000,000	993,148
5.00%, 7/1/2058	170,000	165,033
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	7,943,617	7,653,351
Series A, 4.00%, 1/1/2057 (a)	1,000,000	626,654
5.00%, 7/1/2046 (a)	1,520,000	1,305,494
5.00%, 1/1/2048 (a)	3,815,000	3,307,348
5.00%, 7/1/2051 (a)	1,250,000	1,035,809
Series A, 5.00%, 1/1/2031 (a)	100,000	101,114
Series A, 5.00%, 1/1/2044 (a)	605,000	570,915
Series A, 5.00%, 1/1/2046 (a)	1,000,000	927,461
Series A, 5.00%, 1/1/2051 (a)	3,820,000	3,364,705
Series A, 5.00%, 7/1/2051 (a)	1,000,000	873,078
Series A, 5.00%, 1/1/2055 (a)	2,200,000	1,955,903
Series A, 5.00%, 1/1/2056 (a)	1,285,000	1,103,583
5.50%, 7/1/2044	2,500,000	2,612,615
5.50%, 7/1/2049	2,000,000	2,070,002
Series A, 5.50%, 7/1/2050 (a)	2,000,000	2,005,687
Series A, 5.75%, 7/1/2060 (a)	5,000,000	5,064,762
6.13%, 7/1/2053 (a)	2,500,000	2,676,698
6.25%, 7/1/2059 (a)	2,500,000	2,685,302
		65,872,456
WEST VIRGINIA — 0.5%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (a)	410,000	427,612
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	643,790
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	350,664
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (a)	4,260,000	3,654,870
Series A, 5.50%, 6/1/2037 (a)	225,000	227,683
Series A, 7.00%, 6/1/2043 (a)	150,000	155,157
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	747,733
Security Description	Principal Amount	Value
West Virginia Economic Development Authority Revenue, WV VRN, AMT, 4.63%, 4/15/2055 (b)	$2,000,000	$2,021,586
West Virginia Hospital Finance Authority Revenue, WV:
Series A, 5.00%, 1/1/2043	3,500,000	3,220,777
Series B, 6.00%, 9/1/2048	2,000,000	2,168,050
		13,617,922
WISCONSIN — 4.4%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (a)	1,250,000	721,501
Series B, Zero Coupon, 1/1/2060 (a)	4,000,000	342,841
Series B, Zero Coupon, 1/1/2067 (a)	920,000	7,560
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d)	2,040,128	1,382,606
AMT, 4.00%, 8/1/2035	940,000	908,031
4.00%, 4/1/2042 (a)	1,000,000	858,563
AMT, 4.00%, 9/30/2051	1,000,000	817,322
Series A, 4.00%, 6/1/2035	500,000	501,142
Series A, 4.00%, 9/1/2041 (a)	2,565,000	2,176,859
Series A, 4.00%, 12/1/2051 (a)	1,000,000	811,159
Series A, 4.00%, 6/1/2056 (a)	2,100,000	1,450,056
Series A1, 4.00%, 7/1/2061 (a)	3,000,000	2,204,008
AMT, 4.25%, 7/1/2054	3,000,000	2,493,838
Series A, 4.25%, 6/15/2034	830,000	841,176
Series C, AMT, 4.30%, 11/1/2030	3,000,000	3,003,637
Series A, 4.50%, 7/15/2053 (a)	800,000	677,259
Series A, 4.50%, 6/1/2056 (a)	2,750,000	2,007,500
Series A, 4.75%, 6/1/2040 (a)	3,600,000	3,504,541
5.00%, 3/1/2037 (a)	625,000	614,032
5.00%, 9/1/2039 (a)	770,000	767,525
5.00%, 10/1/2043 (a)	2,000,000	1,944,263
Series A, 5.00%, 9/1/2030 (a)	400,000	400,232
Series A, 5.00%, 10/1/2034 (a)	1,355,000	1,385,923
Series A, 5.00%, 6/15/2037 (a)	425,000	398,302
Series A, 5.00%, 10/1/2039 (a)	3,250,000	3,250,826
Series A, 5.00%, 1/1/2042 (a)	100,000	91,160
Series A, 5.00%, 6/15/2046 (a)	1,000,000	859,356
Series A, 5.00%, 6/15/2049 (a)	310,000	253,978
Series A, 5.00%, 12/1/2055 (a)	2,000,000	1,730,830
Series A, 5.00%, 1/1/2056 (a)	265,000	218,464

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2057 (a)	$2,105,000	$1,899,314
Series A, 5.00%, 2/1/2062	1,000,000	972,853
Series A, 5.00%, 6/15/2064	2,400,000	2,274,227
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,014
5.13%, 4/1/2052	2,310,000	2,177,867
Series A, 5.13%, 6/1/2048 (a)	350,000	323,589
5.25%, 6/15/2065	2,600,000	2,463,153
Series 2025A, 5.25%, 6/15/2050	500,000	509,837
Series A, 5.25%, 3/1/2045 (a)	1,000,000	919,615
Series A, 5.25%, 5/15/2052 (a)	1,300,000	1,194,795
Series A, 5.25%, 3/1/2055 (a)	1,810,000	1,584,602
Series A, 5.35%, 12/1/2045	1,000,000	1,008,890
Series A, 5.38%, 7/15/2047 (a)	500,000	480,728
5.40%, 6/15/2065	1,605,000	1,558,811
5.50%, 12/1/2044 (a)	2,500,000	2,481,082
5.63%, 6/15/2054 (a)	2,405,000	2,038,084
5.63%, 6/15/2059 (a)	3,000,000	2,482,083
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (e)	1,100,000	1,152,636
Series B, 5.63%, 2/1/2046 (a)	1,665,000	1,704,033
Series A, AMT, 5.75%, 9/1/2035 (a)	500,000	522,053
Series A, 5.75%, 10/1/2043 (a)	1,180,000	1,191,363
Series A, 5.75%, 7/1/2063 (a)	2,000,000	1,968,085
5.88%, 4/1/2045	530,000	528,597
Series A, 6.00%, 7/15/2042	250,000	250,105
Series B, 6.00%, 2/1/2062 (a)	2,000,000	2,060,677
Series A, 6.25%, 10/1/2031 (a) (d)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (a)	455,000	467,320
Series A, 6.25%, 10/1/2053 (a)	2,220,000	2,254,734
Series A-1, 6.25%, 1/1/2038 (a) (d)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (a) (d)	925,000	416,250
Series A, 6.50%, 9/1/2048 (a) (d)	480,000	288,000
6.63%, 7/1/2043 (a)	465,000	472,877
6.75%, 12/1/2042 (a)	2,100,000	1,680,000
Series A, 6.75%, 8/1/2031 (a)	980,000	754,600
6.88%, 7/1/2053 (a)	1,650,000	1,673,807
7.00%, 12/1/2050 (a)	8,750,000	7,000,000
7.00%, 7/1/2058 (a)	1,850,000	1,875,999
Series A-2, 7.00%, 1/1/2050 (a)	3,000,000	3,113,138
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (a)	4,625,000	4,650,545
Security Description	Principal Amount	Value
Series B, 8.00%, 6/15/2042 (a)	$1,000,000	$1,007,089
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	621,484
3.50%, 7/1/2040	100,000	87,855
4.00%, 1/1/2047	600,000	485,386
4.00%, 1/1/2057	1,000,000	742,883
4.00%, 7/1/2046	335,000	296,951
Series A-1, 4.00%, 7/1/2048	425,000	345,022
Series A-1, 4.13%, 7/1/2053	595,000	471,694
Series B, 4.25%, 7/1/2033	1,250,000	1,199,719
5.00%, 8/1/2032	50,000	38,323
5.00%, 7/1/2035	2,395,000	2,425,319
5.00%, 8/1/2037	150,000	100,913
5.00%, 8/1/2039	1,100,000	710,017
Series A, 5.00%, 11/1/2039	1,000,000	987,820
Series A, 5.00%, 2/15/2042	4,580,000	4,583,775
Series A, 5.00%, 11/1/2046	1,250,000	1,135,546
Series A-1, 5.00%, 7/1/2038	500,000	501,025
Series B, 5.00%, 7/1/2048	790,000	682,633
Series B, 5.00%, 7/1/2053	1,000,000	838,965
Series A, 5.25%, 8/1/2048	100,000	83,919
5.50%, 5/1/2034	350,000	349,934
Series A, 5.75%, 8/15/2054	1,000,000	1,019,607
Series A, 5.75%, 8/15/2059	1,445,000	1,468,106
5.88%, 7/1/2055	1,000,000	988,659
6.00%, 10/1/2044	300,000	310,006
6.00%, 10/1/2054	500,000	507,342
6.00%, 7/1/2060	1,000,000	998,645
		119,252,490
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,815,914,009)		2,683,343,943
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (h) (i) (Cost $3,217,748)	3,217,748	3,217,748
TOTAL INVESTMENTS — 98.8% (Cost $2,819,131,757)		2,686,561,691
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		32,215,490
NET ASSETS — 100.0%		$2,718,777,181

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	1.3%
National Public Finance Guarantee Corp.	1.0%
Build America Mutual Assurance Corp.	0.3%
American Municipal Bond Assurance Corp.	0.0% *
XL Capital Assurance Inc.	0.0% *

(f)	When-issued security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
ETM	Escrowed to Maturity
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,683,343,943	$0(a)	$2,683,343,943
Short-Term Investment	3,217,748	—	—	3,217,748
TOTAL INVESTMENTS	$3,217,748	$2,683,343,943	$0	$2,686,561,691
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,232,150	$48,232,150	$164,118,795	$209,133,197	$—	$—	3,217,748	$3,217,748	$214,410
See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.5%
ALABAMA — 2.2%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$12,500,000	$13,718,109
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,310,304
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2028	2,450,000	2,607,863
Series B, 5.00%, 6/1/2029	2,000,000	2,174,521
Series B, 5.00%, 6/1/2030	2,000,000	2,216,909
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	3,000,000	3,066,679
Series B, 4.00%, 10/1/2052 (a)	6,000,000	6,072,080
Series B-1, VRN, 4.00%, 4/1/2053 (a)	2,000,000	2,038,821
Series C-1, VRN, 4.00%, 10/1/2052 (a)	6,000,000	6,072,080
Series E, 5.00%, 5/1/2030	2,100,000	2,246,307
Series A, VRN, 5.25%, 1/1/2054 (a)	1,680,000	1,804,761
Series C-1, VRN, 5.25%, 2/1/2053 (a)	6,715,000	7,171,998
Series D-1, VRN, 5.50%, 6/1/2049 (a)	5,510,000	5,905,307
Health Care Authority of the City of Huntsville Revenue, AL Series A, VRN, 5.00%, 6/1/2053 (a)	1,980,000	2,153,252
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (a)	3,655,000	3,745,322
Series B-1, VRN, 5.00%, 5/1/2053 (a)	4,000,000	4,197,411
Series D, 5.00%, 9/1/2029	680,000	722,304
Series A, VRN, 5.25%, 1/1/2054 (a)	4,000,000	4,240,165
Series A-1, VRN, 5.50%, 1/1/2053 (a)	2,625,000	2,850,591
		75,314,784
ALASKA — 0.3%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 6/1/2027	1,500,000	1,557,819
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,620,865
Series A, 5.00%, 6/30/2028	2,885,000	3,083,191
Series A, 5.00%, 6/30/2029	1,690,000	1,844,129
Security Description	Principal Amount	Value
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	$1,220,000	$1,336,020
		9,442,024
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	4,012,299
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,633,180
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,124,051
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,339,407
City of Tucson Water System Revenue, AZ 5.00%, 7/1/2027	1,000,000	1,043,158
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,839,812
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,139,736
Maricopa County Pollution Control Corp. Revenue, AZ Series A, VRN, 3.88%, 1/1/2038 (a)	1,335,000	1,361,134
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,919,738
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,429,767
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	3,275,000	3,546,716
Series B, 5.00%, 1/1/2029	4,000,000	4,331,867
Series B, 5.00%, 1/1/2030	2,340,000	2,587,806
Salt Verde Financial Corp. Revenue, AZ 5.25%, 12/1/2027	2,000,000	2,076,074
		44,384,745
ARKANSAS — 0.0% *
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,335,754

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CALIFORNIA — 16.4%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	$4,500,000	$4,771,422
Series A, 5.00%, 12/1/2028	3,000,000	3,261,249
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (a)	425,000	424,145
Series F-1, 5.00%, 4/1/2027	9,000,000	9,397,383
Series F-1, 5.00%, 4/1/2030	4,365,000	4,922,131
Series S-11, 5.00%, 4/1/2027	6,000,000	6,258,567
California Community Choice Financing Authority Revenue, CA:
Series A, VRN, 4.00%, 10/1/2052 (a)	2,000,000	2,045,725
Series A-1, VRN, 4.00%, 5/1/2053 (a)	11,550,000	11,822,933
Series A-1, VRN, 5.00%, 12/1/2053 (a)	3,845,000	4,092,912
Series B-1, 5.00%, 7/1/2053 (a)	5,000,000	5,309,979
Series C, 5.00%, 10/1/2028	1,000,000	1,050,948
Series D, 5.00%, 7/1/2030	1,355,000	1,438,243
Series G, VRN, 5.25%, 11/1/2054 (a)	9,500,000	10,301,574
Series D, 5.50%, 5/1/2054 (a)	4,000,000	4,271,245
California Health Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2028	1,500,000	1,588,154
Series C, VRN, 5.00%, 10/1/2050 (a)	6,000,000	6,556,283
California Housing Finance Agency Revenue, CA Series P, VRN, 3.25%, 6/1/2055 (a)	1,250,000	1,257,719
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (a)	5,755,000	5,765,898
5.00%, 10/1/2028	5,395,000	5,862,384
California Municipal Finance Authority Revenue, CA Series A-1, 3.15%, 8/1/2059 (a)	1,000,000	1,004,831
California State Public Works Board Revenue, CA:
Series B, 5.00%, 12/1/2027	12,000,000	12,698,840
Series C, 5.00%, 9/1/2026	2,100,000	2,148,799
Series C, 5.00%, 11/1/2026	5,000,000	5,138,361
Series C, 5.00%, 9/1/2028	7,350,000	7,920,911
Series C, 5.00%, 11/1/2028	2,500,000	2,704,821
California State University Revenue, CA:
Series A, 5.00%, 11/1/2027	5,000,000	5,302,960
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$4,680,000	$5,222,109
Series A, 5.00%, 11/1/2030	5,000,000	5,713,784
California Statewide Communities Development Authority Revenue, CA:
Series 2004-JR, VRN, 5.00%, 4/1/2036 (a)	3,550,000	3,891,234
Series 2004-MR, VRN, 5.00%, 4/1/2038 (a)	2,800,000	3,069,142
Series A, 5.00%, 3/1/2028	1,105,000	1,113,172
Cerritos Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	6,000,000	6,141,847
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,702,224
Series R1, 5.00%, 4/1/2027	1,010,000	1,052,000
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	12,375,000	12,631,076
City of Long Beach Harbor Revenue, CA:
Series A, 5.00%, 5/15/2027	1,000,000	1,047,227
Series A, 5.00%, 5/15/2029	1,125,000	1,236,643
City of Los Angeles Department of Airports Revenue, CA:
Series C, 5.00%, 5/15/2029	2,000,000	2,205,347
Series D, 5.00%, 5/15/2029	4,500,000	4,962,032
Series D, 5.00%, 5/15/2030	1,500,000	1,691,943
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,526,089
Series A, 5.00%, 2/1/2028	1,780,000	1,897,932
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	7,440,000	8,298,720
Series A, 5.00%, 11/1/2030	6,665,000	7,619,937
Series C, 5.00%, 11/1/2028	1,000,000	1,088,336
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,185,000	4,522,093
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	11,051,704
East Side Union High School District, General Obligation, CA:
Series A, Assured Guaranty, Inc., 5.00%, 8/1/2026 (b)	1,700,000	1,739,762
Series A, Assured Guaranty, Inc., 5.00%, 8/1/2028 (b)	3,880,000	4,195,870

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	$5,020,000	$5,142,470
Series A-1, 5.00%, 8/1/2027	10,000,000	10,552,964
Series C-1, 5.00%, 8/1/2026	3,000,000	3,073,189
Series D, 5.00%, 8/1/2028	8,250,000	8,939,345
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2026	1,000,000	1,018,960
Series A, 5.00%, 6/1/2029	1,710,000	1,895,212
Los Angeles County Public Works Financing Authority Revenue, CA:
Series H, 5.00%, 12/1/2026	2,500,000	2,582,754
Series H, 5.00%, 12/1/2029	1,200,000	1,341,339
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,872,089
Series A, 5.00%, 7/1/2028	10,000,000	10,642,793
Series C, 5.00%, 7/1/2027	1,080,000	1,124,155
Series E, 5.00%, 7/1/2027	1,875,000	1,951,658
Series E, 5.00%, 7/1/2028	1,500,000	1,596,419
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2026	2,395,000	2,434,318
Series B, 5.00%, 7/1/2027	1,500,000	1,560,017
Series B, 5.00%, 7/1/2028	2,800,000	2,981,518
Series B, 5.00%, 7/1/2029	1,050,000	1,141,381
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,560,382
Series A, 5.00%, 7/1/2026	8,350,000	8,521,589
Series A, 5.00%, 7/1/2029	2,500,000	2,769,532
Series C, 5.00%, 7/1/2027	3,075,000	3,232,618
Series QRR, 5.00%, 7/1/2027	4,000,000	4,205,032
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2027	6,735,000	6,821,889
Series B, 3.00%, 7/1/2029	1,030,000	1,055,504
Series A, 5.00%, 10/1/2027	1,250,000	1,324,209
Series B-2, 5.00%, 7/1/2037 (a)	2,000,000	2,139,609
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2026	1,400,000	1,421,289
Series A, 5.00%, 5/1/2027	1,550,000	1,616,914
Series A, 5.00%, 5/1/2029	1,625,000	1,782,859
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2026	2,000,000	2,062,917
Series A, 5.00%, 12/1/2027	1,500,000	1,592,444
Security Description	Principal Amount	Value
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	$2,500,000	$2,743,934
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2029	2,000,000	2,219,829
5.00%, 8/1/2030	2,425,000	2,755,388
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	2,250,000	2,476,242
Riverside Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	1,000,000	1,023,977
Sacramento Municipal Utility District Revenue, CA Series O, 5.00%, 9/15/2029	2,000,000	2,228,127
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	9,002,753
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,637,175
Series R-8B, 5.00%, 7/1/2029	4,500,000	4,987,807
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Series A, 5.00%, 10/1/2027	7,000,000	7,407,071
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	2,000,000	2,161,670
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,315,180
Southern California Public Power Authority Revenue, CA:
Series A, 5.00%, 7/1/2029	5,000,000	5,435,148
Series A, VRN, 5.00%, 4/1/2055 (a)	4,000,000	4,303,082
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	2,500,000	2,732,885
Series BG, 5.00%, 12/1/2029	5,000,000	5,606,831
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,060,520
4.00%, 9/1/2026	8,800,000	8,937,273
4.00%, 10/1/2026	4,000,000	4,067,906
4.00%, 3/1/2027	8,995,000	9,209,027
5.00%, 9/1/2026	16,150,000	16,547,560
5.00%, 10/1/2027	23,090,000	24,326,592
5.00%, 11/1/2027	3,500,000	3,694,769

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2028	$31,000,000	$33,353,306
5.00%, 3/1/2029	17,000,000	18,495,107
5.00%, 8/1/2029	5,000,000	5,490,299
5.00%, 3/1/2030	1,750,000	1,945,606
Series A, 5.00%, 11/1/2027	5,645,000	5,959,135
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,226,097
University of California Revenue, CA:
Series BX, 5.00%, 5/15/2026	10,000,000	10,162,251
Series BX, 5.00%, 5/15/2027	13,755,000	14,393,888
Series BZ, 5.00%, 5/15/2029	5,000,000	5,514,216
Series BZ, 5.00%, 5/15/2030	5,000,000	5,645,604
Series CB, 5.00%, 5/15/2029	2,000,000	2,205,686
		576,167,949
COLORADO — 1.7%
Adams 12 Five Star Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	2,500,000	2,577,414
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	1,000,000	1,031,328
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	5,000,000	5,156,642
State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,237,854
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,427,594
Series C, 5.00%, 11/15/2029	1,655,000	1,821,505
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2026	4,700,000	4,825,885
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,637,513
Series B, 5.00%, 11/15/2028	2,000,000	2,160,355
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	4,067,998
Colorado Health Facilities Authority Revenue, CO:
Series A, VRN, 5.00%, 11/15/2060 (a)	1,750,000	1,910,865
Series C, VRN, 5.00%, 11/15/2036 (a)	1,250,000	1,279,655
Security Description	Principal Amount	Value
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	$1,170,000	$1,204,614
Series B, State Aid Withholding, 5.00%, 12/1/2026	2,000,000	2,059,170
E-470 Public Highway Authority Revenue, CO Series A, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2028 (b)	1,500,000	1,388,204
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,743,144
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,848,752
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,079,359
Series A, 4.00%, 6/1/2028	3,500,000	3,636,694
Series A, 5.00%, 10/1/2028	5,000,000	5,377,419
Series B, 5.00%, 6/1/2029	3,000,000	3,272,790
		57,744,754
CONNECTICUT — 2.6%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,075,966
5.00%, 4/1/2028	2,850,000	3,028,080
Connecticut State Health & Educational Facilities Authority Revenue, CT Series B-1, VRN, 5.00%, 7/1/2064 (a)	8,335,000	9,242,346
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,018,532
Series A, 5.00%, 7/1/2027	2,500,000	2,609,736
Series A, 5.00%, 7/1/2028	10,000,000	10,687,326
Series B, 5.00%, 7/1/2026	17,375,000	17,696,997
Series B, 5.00%, 7/1/2027	6,500,000	6,785,314
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,992,597
Series A, 5.00%, 3/15/2030	1,000,000	1,107,401
Series B, 5.00%, 8/1/2028	1,500,000	1,605,257
Series D, 5.00%, 7/15/2027	11,000,000	11,484,286
Series E, 5.00%, 11/15/2026	5,510,000	5,661,208
Series E, 5.00%, 11/15/2027	3,925,000	4,133,276
Series F, 5.00%, 11/15/2026	5,000,000	5,137,212
Series F, 5.00%, 11/15/2029	2,500,000	2,750,130

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2028	$3,300,000	$3,538,813
		92,554,477
DELAWARE — 0.3%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,205,774
State of Delaware, General Obligation, DE:
5.00%, 5/1/2029	2,000,000	2,184,970
Series A, 5.00%, 5/1/2026	4,000,000	4,059,467
Series A, 5.00%, 5/1/2028	2,000,000	2,135,746
Series A, 5.00%, 5/1/2029	2,000,000	2,184,970
		11,770,927
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	3,500,000	3,535,950
Series B, 5.00%, 10/1/2029	6,980,000	7,668,325
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2026	2,500,000	2,564,205
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,432,362
Series A, 5.00%, 8/1/2029	2,500,000	2,736,785
Series B, 5.00%, 6/1/2028	6,000,000	6,406,983
Series B, 5.00%, 8/1/2028	3,650,000	3,912,466
Series E, 5.00%, 2/1/2028	2,235,000	2,368,246
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2026	1,000,000	1,018,608
Series A, 5.00%, 7/15/2027	4,500,000	4,697,311
Series A, 5.00%, 7/15/2028	2,255,000	2,408,395
		39,749,636
FLORIDA — 2.3%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,415,147
Central Florida Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2030	1,795,000	1,809,025
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,507,665
5.00%, 10/1/2029	1,600,000	1,758,424
Series A, 5.00%, 10/1/2028	1,000,000	1,076,903
City of South Miami Health Facilities Authority, Inc. Revenue, FL Series B, VRN, 5.00%, 8/15/2065 (a)	1,975,000	2,170,452
Security Description	Principal Amount	Value
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	$3,000,000	$3,305,479
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,178,220
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,587,988
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,471,550
Series B, 5.00%, 10/1/2028	2,000,000	2,153,204
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2029	2,000,000	2,187,793
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2030	2,850,000	3,175,507
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (b)	5,000,000	5,475,635
JEA Electric System Revenue, FL Series THREE, Assured Guaranty, Inc., 5.00%, 10/1/2028 (b)	2,215,000	2,370,713
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,302,489
Series A, 5.00%, 10/1/2028	1,130,000	1,214,520
Series A, 5.00%, 10/1/2029	1,000,000	1,095,812
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,882,601
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,279,056
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,600,668
Series A, 5.00%, 7/1/2029	2,120,000	2,307,920
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,250,000	1,269,411
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,980,844
Series A, 5.00%, 7/1/2029	3,000,000	3,283,950
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2028	5,000,000	5,344,509
Series A, 5.00%, 6/1/2029	5,000,000	5,467,011

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2028	$4,980,000	$5,323,131
		80,995,627
GEORGIA — 3.1%
Bartow County Development Authority Revenue, GA VRN, 2.90%, 8/1/2043 (a)	4,500,000	4,494,227
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,436,573
Series B, State Aid Withholding, 5.00%, 2/1/2028	5,000,000	5,294,443
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (b)	2,635,000	2,900,824
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,109,382
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,505,204
Development Authority of Burke County Revenue, GA VRN, 2.90%, 12/1/2049 (a)	5,000,000	5,002,715
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,218,334
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,742,317
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (a)	7,000,000	7,147,181
Series A, VRN, 4.00%, 9/1/2052 (a)	4,105,000	4,210,691
Series C, 4.00%, 8/1/2052 (a) (c)	2,250,000	2,263,712
Series A, VRN, 5.00%, 6/1/2053 (a)	2,705,000	2,881,859
Series B, 5.00%, 12/1/2029	1,500,000	1,599,187
Series B, VRN, 5.00%, 12/1/2052 (a)	7,635,000	8,089,271
Series B, VRN, 5.00%, 7/1/2053 (a)	6,000,000	6,455,519
Series C, VRN, 5.00%, 9/1/2053 (a)	4,710,000	5,052,766
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series B, 5.00%, 7/1/2026	2,500,000	2,547,060
Series B, 5.00%, 7/1/2028	5,965,000	6,383,408
Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2028	$2,670,000	$2,718,677
Series HH, 5.00%, 1/1/2029	1,115,000	1,175,790
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	5,000,000	5,143,022
Series C, 4.00%, 1/1/2029	7,565,000	7,960,791
Series A, 5.00%, 7/1/2027	5,000,000	5,228,250
		109,561,203
GUAM — 0.0% *
Territory of Guam Revenue, GU:
Series G, 5.00%, 1/1/2028	500,000	520,774
Series G, 5.00%, 1/1/2029	500,000	528,838
		1,049,612
HAWAII — 0.4%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,056,596
Series E, 5.00%, 3/1/2027	2,500,000	2,589,045
Series E, 5.00%, 3/1/2028	2,000,000	2,124,836
Series E, 5.00%, 3/1/2029	2,500,000	2,714,128
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,949,404
		13,434,009
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,835,437
Series A, 5.00%, 8/15/2028	1,650,000	1,772,602
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	3,930,000	4,298,520
Series A, 5.00%, 6/1/2029	5,000,000	5,468,855
		13,375,414
ILLINOIS — 3.1%
Chicago O'Hare International Airport Revenue, IL Series D, 5.00%, 1/1/2029	2,000,000	2,155,662
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,365,437
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	1,000,000	1,092,729
City of Chicago, General Obligation, IL:
Series A, 5.00%, 1/1/2027	3,865,000	3,929,739
Series A, 5.00%, 1/1/2029	1,000,000	1,042,902

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	$1,000,000	$1,090,202
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	1,000,000	1,097,157
Illinois Finance Authority Revenue, IL:
Series C, 3.75%, 2/15/2034	2,645,000	2,690,196
Series A, 5.00%, 10/1/2028	2,280,000	2,443,206
Series A, 5.00%, 8/15/2029	1,160,000	1,264,740
Series A, VRN, 5.00%, 8/15/2054 (a)	1,000,000	1,102,515
Series B, 5.00%, 1/1/2030	3,000,000	3,304,780
Illinois Municipal Electric Agency Revenue, IL Series A, Assured Guaranty, Inc., 5.00%, 2/1/2030 (b)	3,500,000	3,836,256
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2029	1,670,000	1,801,961
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2029 (b)	4,000,000	3,496,146
Series B, 5.00%, 12/15/2027	1,250,000	1,254,141
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,552,456
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,418,663
State of Illinois Sales Tax Revenue, IL Series A, 5.00%, 6/15/2027	3,675,000	3,808,541
State of Illinois, General Obligation, IL:
5.00%, 2/1/2027	5,330,000	5,492,598
5.00%, 2/1/2028	5,000,000	5,146,774
5.00%, 2/1/2029	1,000,000	1,028,991
Series A, 5.00%, 10/1/2028	1,710,000	1,822,723
Series A, 5.00%, 3/1/2030	1,135,000	1,238,972
Series B, 5.00%, 9/1/2030	10,000,000	10,998,513
Series C, 5.00%, 5/1/2027	1,000,000	1,036,106
Series C, 5.00%, 11/1/2029	2,000,000	2,089,982
Series D, 5.00%, 11/1/2028	7,890,000	8,244,811
Series B, 5.25%, 9/1/2027	10,000,000	10,481,268
Series B, 5.25%, 9/1/2029	10,000,000	10,921,350
University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,802,567
Series A, 5.00%, 4/1/2030	4,265,000	4,705,168
		106,757,252
Security Description	Principal Amount	Value
INDIANA — 0.4%
Indiana Finance Authority Revenue, IN:
5.00%, 9/1/2029	$1,100,000	$1,121,867
Series A, 5.00%, 2/1/2029	2,515,000	2,724,841
Series D, VRN, 5.00%, 10/1/2064 (a)	2,910,000	3,138,712
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	2,007,767
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2026	1,350,000	1,376,281
State Intercept, 5.00%, 7/15/2029	1,100,000	1,194,034
State Intercept, 5.00%, 1/15/2030	1,000,000	1,094,524
		12,658,026
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	3,300,000	3,687,722
KANSAS — 0.3%
Kansas Development Finance Authority Revenue, KS Series B, VRN, 5.00%, 11/15/2054 (a)	1,800,000	1,919,291
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,582,901
Series A, 5.00%, 9/1/2028	4,000,000	4,293,604
		9,795,796
KENTUCKY — 1.4%
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	2,425,000	2,475,768
Kentucky Economic Development Finance Authority Revenue, KY Series B, 5.00%, 8/15/2028	1,445,000	1,498,988
Kentucky Public Energy Authority Revenue, KY:
Series A-1, VRN, 4.00%, 8/1/2052 (a)	2,000,000	2,045,636
Series C, VRN, 4.00%, 2/1/2050 (a)	5,000,000	5,112,911
Series A, 5.00%, 5/1/2055 (a)	2,395,000	2,538,414
Series A, VRN, 5.25%, 6/1/2055 (a)	10,500,000	11,261,175
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 10/1/2026	2,550,000	2,614,244
Series A, 5.00%, 10/1/2027	1,975,000	2,074,825

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2029	$2,375,000	$2,577,438
Series A, 5.00%, 10/1/2029	2,520,000	2,763,578
Series B, 5.00%, 11/1/2026	2,480,000	2,547,787
Series B, 5.00%, 11/1/2027	1,000,000	1,052,385
Series B, 5.00%, 11/1/2028	1,670,000	1,796,694
Series B, 5.00%, 4/1/2029	4,715,000	5,116,893
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	2,000,000	2,034,362
		47,511,098
LOUISIANA — 0.8%
Louisiana Public Facilities Authority Revenue, LA Series B, 5.00%, 5/15/2030	2,000,000	2,165,451
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (a)	2,935,000	2,924,310
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,878,002
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,334,137
5.00%, 9/1/2028	3,305,000	3,544,914
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	4,380,000	4,440,001
Series A, 5.00%, 2/1/2028	2,000,000	2,117,993
Series A, 5.00%, 2/1/2029	2,000,000	2,162,863
		26,567,671
MAINE — 0.2%
Maine Turnpike Authority Revenue, ME:
5.00%, 7/1/2027	1,750,000	1,828,351
5.00%, 7/1/2028	2,500,000	2,675,359
5.00%, 7/1/2029	2,380,000	2,601,683
5.00%, 7/1/2030	365,000	406,716
		7,512,109
MARYLAND — 2.9%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,246,188
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	5,000,000	5,241,404
Series A, 5.00%, 8/1/2028	11,775,000	12,649,320
Series A, 5.00%, 8/1/2029	3,000,000	3,297,120
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,158,936
Series B, 5.00%, 9/1/2026	7,985,000	8,172,578
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,346,894
Security Description	Principal Amount	Value
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	$3,530,000	$3,779,670
Series A, 5.00%, 7/1/2029	4,460,000	4,884,013
State of Maryland Department of Transportation Revenue, MD:
Series 2022-B, 5.00%, 12/1/2026	1,250,000	1,287,888
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,909,348
Series A, 5.00%, 10/1/2028	1,175,000	1,265,402
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,510,893
Series C, 4.00%, 3/1/2029	9,245,000	9,739,031
Series A, 5.00%, 3/1/2026	7,000,000	7,069,301
Series A, 5.00%, 6/1/2028	1,110,000	1,186,549
Series A, 5.00%, 3/15/2029	8,370,000	9,109,895
Series A, 5.00%, 6/1/2029	1,500,000	1,640,230
Series C, 5.00%, 3/1/2026	9,500,000	9,594,051
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,065,344
		101,154,055
MASSACHUSETTS — 2.1%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,291,003
Commonwealth of Massachusetts Transportation Fund Revenue, MA Series A, 5.00%, 6/1/2029	1,250,000	1,368,757
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	2,000,000	2,135,985
Series A, 5.00%, 3/1/2029	3,000,000	3,266,700
Series A, 5.00%, 10/1/2029	1,350,000	1,489,346
Series A, 5.00%, 7/1/2030	1,000,000	1,119,753
Series B, 5.00%, 5/1/2027	1,595,000	1,661,876
Series B, 5.00%, 10/1/2027	7,835,000	8,249,881
Series B, 5.00%, 5/1/2028	2,450,000	2,616,582
Series B, 5.00%, 5/1/2029	1,450,000	1,584,867
Series D, 5.00%, 11/1/2028	5,000,000	5,403,073
Series G, 5.00%, 12/1/2029	5,000,000	5,535,657
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2027	1,000,000	1,034,663
5.00%, 2/1/2028	2,750,000	2,927,087
5.00%, 2/1/2029	7,295,000	7,957,551
5.00%, 2/1/2030	2,750,000	3,067,274
Series 26A, 5.00%, 2/1/2029	2,500,000	2,727,057
Series 26A, 5.00%, 2/1/2030	1,595,000	1,779,019
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,761,415

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series FF, 5.00%, 10/1/2027	$2,145,000	$2,258,100
Series FF, 5.00%, 10/1/2028	1,000,000	1,078,195
Series N, Assured Guaranty, Inc., 5.00%, 7/1/2030 (b)	3,165,000	3,515,874
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,551,759
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2027	5,500,000	5,765,666
		75,147,140
MICHIGAN — 1.5%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	1,250,000	1,330,266
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028	1,575,000	1,677,358
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2026	1,500,000	1,527,334
Series A, 5.00%, 7/1/2030	3,000,000	3,345,562
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,545,556
Michigan Finance Authority Revenue, MI:
5.00%, 11/15/2028	4,800,000	4,919,567
Series A, 5.00%, 10/1/2028	7,195,000	7,743,736
Series A-MI, 5.00%, 12/1/2026	2,000,000	2,052,190
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2026	5,000,000	5,128,878
Series II, 5.00%, 10/15/2027	3,500,000	3,679,496
Series II, 5.00%, 10/15/2028	2,800,000	3,011,038
Michigan State Hospital Finance Authority Revenue, MI Series C, 5.00%, 12/1/2030	1,340,000	1,404,549
Michigan State Housing Development Authority Revenue, MI Series A, 3.30%, 10/1/2030	4,285,000	4,287,247
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,542,710
Series A, 5.00%, 8/15/2028	1,000,000	1,071,504
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,087,049
5.00%, 11/15/2028	3,500,000	3,784,891
		53,138,931
Security Description	Principal Amount	Value
MINNESOTA — 1.6%
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	$3,000,000	$3,245,181
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,240,757
Southern Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2030 (d)	2,100,000	2,310,194
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,455,521
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2029	10,000,000	10,986,539
Series D, 5.00%, 8/1/2026	6,410,000	6,542,874
Series D, 5.00%, 8/1/2027	8,500,000	8,901,186
Stillwater Independent School District No. 834, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,474,309
		54,156,561
MISSISSIPPI — 0.0% *
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,075,486
MISSOURI — 0.7%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,154,306
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 5.00%, 6/1/2030	2,900,000	3,170,226
Series B, 5.00%, 11/15/2030 (d)	1,000,000	1,098,955
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,886,011
5.00%, 3/1/2029	1,500,000	1,627,390
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2026	10,000,000	10,142,826
		25,079,714

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MONTANA — 0.0% *
Montana Facility Finance Authority Revenue, MT Series B, VRN, 5.00%, 2/15/2065 (a)	$1,000,000	$1,087,564
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (a)	2,065,000	2,195,303
Series A, 5.00%, 5/1/2054 (a)	1,000,000	1,071,393
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,512,158
Series B, 5.00%, 2/1/2027	3,000,000	3,102,337
		7,881,191
NEVADA — 1.0%
Clark County School District, General Obligation, NV Series B, 5.00%, 6/15/2030	10,000,000	11,100,897
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,818,335
Series A, 5.00%, 7/1/2028	5,000,000	5,342,760
Series A, 5.00%, 7/1/2029	5,015,000	5,473,128
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,572,130
5.00%, 7/1/2028	5,000,000	5,346,579
		35,653,829
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (a)	5,000,000	5,029,165
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (b)	2,370,000	2,472,734
		7,501,899
NEW JERSEY — 2.1%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	3,500,000	3,523,337
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2029	4,320,000	4,729,150
Series FFF, 5.00%, 6/15/2027	1,000,000	1,041,026
Series RRR, 5.00%, 3/1/2028	2,500,000	2,645,834
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	12,952,465
Series A, 5.00%, 5/15/2027	1,805,000	1,876,705
Series C, 5.00%, 3/1/2029	4,500,000	4,898,232
Security Description	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Revenue, NJ Series A, 5.00%, 7/1/2028	$1,000,000	$1,016,285
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series 2014-BB-2, 5.00%, 6/15/2030	1,255,000	1,389,102
Series A, 5.00%, 6/15/2027	1,775,000	1,847,821
Series A, 5.00%, 6/15/2029	4,780,000	4,936,378
Series A, 5.00%, 6/15/2030	4,000,000	4,063,610
Series A-1, 5.00%, 6/15/2027	2,170,000	2,205,557
Series BB, 5.00%, 6/15/2029	3,700,000	3,979,254
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2030	1,685,000	1,854,836
Series B, 5.00%, 1/1/2028	2,070,000	2,185,857
Series B, 5.00%, 1/1/2029	5,000,000	5,396,906
Series B, 5.00%, 1/1/2030	3,755,000	4,133,478
State of New Jersey, General Obligation, NJ:
2.00%, 6/1/2029	5,000,000	4,814,534
Series A, 5.00%, 6/1/2029	3,235,000	3,521,692
		73,012,059
NEW MEXICO — 1.1%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	3,400,000	3,218,267
Series D, VRN, 3.90%, 6/1/2040 (a)	1,500,000	1,521,008
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,304,506
Series A, 5.00%, 6/15/2027	5,000,000	5,216,228
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,484,028
Series B, 5.00%, 7/1/2029	5,000,000	5,456,327
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2029	1,000,000	1,087,024
5.50%, 3/1/2028	4,000,000	4,291,515
		38,578,903
NEW YORK — 15.1%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,623,702
Series B, 5.00%, 11/1/2028	4,000,000	4,343,769
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,566,681
Series A, 5.00%, 8/1/2026	11,500,000	11,738,847
Series A, 5.00%, 8/1/2027	3,725,000	3,901,143
Series A, 5.00%, 8/1/2029	7,500,000	8,194,075
Series A-1, 5.00%, 8/1/2028	1,065,000	1,138,965

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2028	$1,305,000	$1,400,785
Series B-3, 5.00%, 9/1/2027	13,250,000	13,906,661
Series C, 5.00%, 3/1/2026	5,000,000	5,050,228
Series C, 5.00%, 8/1/2027	30,305,000	31,738,020
Series F, 5.00%, 8/1/2028	3,000,000	3,208,351
Series F, 5.00%, 8/1/2029	5,000,000	5,462,716
Series F-1, 5.00%, 8/1/2027	3,740,000	3,916,852
Series F-1, 5.00%, 8/1/2028	1,600,000	1,711,121
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2030	4,000,000	4,496,422
Metropolitan Transportation Authority Revenue, NY:
Series A1, 5.00%, 11/15/2027	1,065,000	1,080,113
Series B, 5.00%, 11/15/2027	3,340,000	3,502,955
Series B, 5.00%, 11/15/2030	7,500,000	8,293,366
Series C-1, 5.00%, 11/15/2029	1,115,000	1,143,431
Series D, 5.00%, 11/15/2029	5,750,000	5,896,618
Series C1, 5.25%, 11/15/2028	1,990,000	1,996,248
New York City Housing Development Corp. Revenue, NY:
Series A-1, 3.38%, 11/15/2029	1,000,000	1,000,209
Series A-2, VRN, 3.73%, 5/1/2063 (a)	1,000,000	1,004,477
Series C-2, VRN, 3.75%, 5/1/2065 (a)	5,500,000	5,598,409
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 5.00%, 1/1/2028 (b)	1,000,000	1,052,051
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	10,044,725
Series BB, 5.00%, 6/15/2029	7,000,000	7,661,844
Series CC, 5.00%, 6/15/2029	7,000,000	7,661,844
Series DD, 5.00%, 6/15/2026	1,525,000	1,551,713
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-2, State Aid Withholding, 5.00%, 7/15/2030 (d)	4,500,000	4,997,716
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	18,161,195
Series A, 5.00%, 5/1/2027	4,370,000	4,544,206
Series A-1, 5.00%, 11/1/2026	4,000,000	4,107,599
Series B-1, 5.00%, 11/1/2028	8,020,000	8,632,051
Series C, 5.00%, 2/1/2028	1,140,000	1,206,517
Series C-1, 5.00%, 11/1/2027	2,895,000	3,050,575
Series E-1, 5.00%, 11/1/2028	2,725,000	2,932,960
Security Description	Principal Amount	Value
New York City Transitional Finance Authority Revenue, NY:
Series A-1, 5.00%, 11/1/2026	$11,750,000	$12,066,071
Series B, 5.00%, 5/1/2027	2,570,000	2,672,450
Series B, 5.00%, 5/1/2028	4,000,000	4,257,566
Series C, 5.00%, 5/1/2028	2,630,000	2,799,349
Series C, 5.00%, 5/1/2029	2,335,000	2,540,515
Series C-1, 5.00%, 5/1/2026	1,245,000	1,262,418
Series E, 5.00%, 11/1/2029	1,500,000	1,649,221
Series F-1, 5.00%, 11/1/2029	4,400,000	4,837,716
Series G-1, 5.00%, 5/1/2026	8,455,000	8,573,291
Series G-1, 5.00%, 5/1/2029	8,225,000	8,948,922
Series G-1, 5.00%, 11/1/2029	3,500,000	3,848,183
Series H, 5.00%, 11/1/2029	2,600,000	2,858,650
New York State Dormitory Authority Revenue, NY:
Series 2025A, 5.00%, 7/1/2028	2,675,000	2,865,277
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2025 (b)	4,025,000	4,025,000
Series A, 5.00%, 7/1/2026	2,935,000	2,992,483
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2026 (b)	2,500,000	2,562,984
Series A, 5.00%, 3/15/2027	4,255,000	4,416,638
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (b)	3,600,000	3,790,628
Series A, 5.00%, 3/15/2028	7,365,000	7,820,269
Series A, 5.00%, 7/1/2028	3,000,000	3,170,998
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2028 (b)	16,440,000	17,712,095
Series A, 5.00%, 3/15/2029	20,000,000	21,707,942
Series A, 5.00%, 7/1/2029	4,250,000	4,653,183
Series A, 5.00%, 7/1/2030	2,000,000	2,231,983
Series A-1, 5.00%, 3/15/2028	7,725,000	8,215,843
Series B, 5.00%, 3/15/2030	5,715,000	6,348,420
Series B, 5.00%, 7/1/2030	1,500,000	1,673,987
Series E, 5.00%, 3/15/2026	4,120,000	4,166,482
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,921,162
Series A, 5.00%, 6/15/2028	5,000,000	5,367,831
Series B, 5.00%, 6/15/2027	6,000,000	6,273,859
Series B, 5.00%, 5/15/2028	1,500,000	1,607,074
Series B, 5.00%, 6/15/2028	2,455,000	2,635,605
Series B, 5.00%, 5/15/2029	1,000,000	1,096,560
New York State Housing Finance Agency Revenue, NY:
Series A-2, 2.50%, 11/1/2060 (a)	1,885,000	1,870,895
Series D-2, 3.10%, 5/1/2062 (a)	880,000	879,991

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B-2, VRN, 3.30%, 12/15/2054 (a)	$2,835,000	$2,841,051
Series C-2, VRN, 3.30%, 5/1/2065 (a)	3,000,000	3,027,457
Series B-2, VRN, 3.35%, 12/15/2054 (a)	2,110,000	2,124,090
Series B-2, VRN, 3.45%, 11/1/2063 (a)	1,000,000	1,002,738
Series A-2, Housing and Urban Development, 3.50%, 11/1/2064 (a)	1,000,000	1,012,350
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (a)	4,005,000	4,047,255
New York State Thruway Authority Revenue, NY Series A, 5.00%, 3/15/2027	10,955,000	11,363,744
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,883,776
Series 243, 5.00%, 12/1/2026	8,000,000	8,233,014
Series 243, 5.00%, 12/1/2028	6,820,000	7,379,793
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,603,174
Series B, 5.00%, 3/15/2028	1,525,000	1,629,893
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	20,000,000	20,536,878
Series A, 5.00%, 11/15/2026	1,000,000	1,029,129
Series A, 5.00%, 11/15/2027	10,000,000	10,564,129
Series A, 5.00%, 11/15/2028	5,000,000	5,408,072
Series A-2, 5.00%, 11/15/2029	1,040,000	1,150,810
Series B, 5.00%, 5/15/2027	13,500,000	14,076,075
Series B, 5.00%, 11/15/2028	13,335,000	14,315,355
Series B2, VRN, 5.00%, 5/15/2050 (a)	4,740,000	4,802,647
Series B-2, 5.00%, 3/15/2029	6,000,000	6,541,542
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,089,751
Series 1, 5.00%, 12/15/2028	3,970,000	4,091,067
		530,594,491
NORTH CAROLINA — 2.1%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,154,513
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,711,877
5.00%, 7/1/2027	1,500,000	1,568,971
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,068,098
Security Description	Principal Amount	Value
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	$3,300,000	$3,537,860
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2026	2,070,000	2,118,817
5.00%, 9/1/2027	1,300,000	1,366,029
5.00%, 9/1/2028	1,675,000	1,803,290
City of Raleigh Revenue, NC 5.00%, 10/1/2026	5,000,000	5,129,412
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	1,500,000	1,597,484
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,291,068
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,341,472
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,319,377
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,323,388
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2027	2,000,000	2,101,582
Series B, 5.00%, 2/1/2029	5,000,000	5,435,029
County of Wake Revenue, NC:
5.00%, 5/1/2026	3,975,000	4,032,906
Series A, 5.00%, 5/1/2030	2,200,000	2,447,550
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	4,000,000	4,271,492
North Carolina Medical Care Commission Revenue, NC Series B, VRN, 5.00%, 6/1/2055 (a)	3,500,000	3,829,114
North Carolina Turnpike Authority Revenue, NC Assured Guaranty, Inc., 5.00%, 1/1/2027 (b)	1,415,000	1,455,563
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,452,431
Series A, 5.00%, 5/1/2029	4,000,000	4,352,670
		73,709,993
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,636,038
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,509,132
		7,145,170

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 1.7%
American Municipal Power, Inc. Revenue, OH Series A, 5.00%, 2/15/2029	$1,000,000	$1,007,011
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2026	1,000,000	1,015,271
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2026	5,000,000	5,045,671
Series A, 5.00%, 8/15/2026	6,585,000	6,731,705
Series A, 5.00%, 4/1/2028	1,095,000	1,166,441
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,080,397
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2028	1,000,000	1,059,605
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	1,000,000	1,068,603
Series A, 5.00%, 12/1/2028	3,000,000	3,242,719
Series E, 5.00%, 12/1/2029	5,000,000	5,523,969
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,055,739
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,078,634
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,583,609
Series A, 5.00%, 2/1/2029	3,000,000	3,252,857
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,300,362
Series A, 5.00%, 3/15/2029	1,365,000	1,484,553
Series A, 5.00%, 9/1/2029	3,200,000	3,515,466
Series B, 5.00%, 9/15/2028	5,000,000	5,380,300
Series B, 5.00%, 11/1/2029	7,000,000	7,717,319
Series Y, 5.00%, 5/1/2026	2,500,000	2,535,707
Series Y, 5.00%, 5/1/2027	750,000	781,089
Series Y, 5.00%, 5/1/2028	1,000,000	1,066,804
		60,693,831
OKLAHOMA — 0.6%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	2,005,145
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	2,000,000	2,036,163
Series A, 5.00%, 7/1/2027	1,250,000	1,304,430
Series A, 5.00%, 7/1/2028	2,250,000	2,404,171
Security Description	Principal Amount	Value
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	$8,500,000	$8,528,314
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,297,711
		21,575,934
OREGON — 0.9%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	4,015,000	4,336,154
Series B, 5.00%, 6/1/2029	3,660,000	3,996,459
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,269,892
Metro, General Obligation, OR 5.00%, 6/1/2028	3,000,000	3,209,923
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2029	2,000,000	2,176,004
Series C, 5.00%, 4/1/2026	4,550,000	4,604,545
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,067,353
Series A, 5.00%, 5/1/2027	2,050,000	2,134,976
Series A, 5.00%, 5/1/2029	4,550,000	4,969,166
Series A, 5.00%, 5/1/2030	2,500,000	2,789,362
		32,553,834
PENNSYLVANIA — 2.3%
City of Philadelphia, General Obligation, PA:
Series C, 5.00%, 8/1/2027	1,000,000	1,044,972
Series C, 5.00%, 8/1/2030	1,800,000	2,002,890
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 10/1/2026	2,000,000	2,050,588
5.00%, 10/1/2027	4,000,000	4,205,289
Series FIRST, 5.00%, 9/1/2026	19,265,000	19,708,927
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,238,574
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,434,942
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,751,008
Dauphin County General Authority Revenue, PA Series A, 5.00%, 6/1/2029	1,000,000	1,013,334
Geisinger Authority Revenue, PA Series B, VRN, 5.00%, 4/1/2043 (a)	1,500,000	1,529,350

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue, PA Series A-1, 5.00%, 8/15/2030	$1,000,000	$1,087,085
Pennsylvania Economic Development Financing Authority Revenue, PA Series A, 5.00%, 11/15/2027	2,165,000	2,265,159
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,781,981
Series 2ND, 5.00%, 12/1/2026	8,000,000	8,232,191
Series A, 5.00%, 12/1/2027	1,000,000	1,055,902
Series A, 5.00%, 12/1/2028	1,100,000	1,187,987
Series A, 5.00%, 12/1/2029	1,660,000	1,832,648
Series B, 5.00%, 12/1/2029	1,715,000	1,893,369
Philadelphia Gas Works Co. Revenue, PA Series 14TH, 5.00%, 10/1/2030	1,500,000	1,528,771
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,988,017
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA:
4.00%, 4/15/2026	1,215,000	1,221,147
5.00%, 2/15/2029	6,815,000	7,361,212
		81,415,343
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 5/15/2030	1,500,000	1,513,550
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,360,587
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,217,784
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,591,303
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,052,403
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2029	1,400,000	1,462,634
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,369,075
Security Description	Principal Amount	Value
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	$5,000,000	$5,256,731
Series B, 5.00%, 10/1/2029	1,060,000	1,165,381
		34,475,898
SOUTH DAKOTA — 0.1%
South Dakota Health & Educational Facilities Authority Revenue, SD Series B, 5.00%, 11/1/2027	1,600,000	1,675,201
TENNESSEE — 1.4%
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,378,438
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2029	3,000,000	3,232,188
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,200,235
Series B, 5.00%, 5/15/2029	2,250,000	2,453,662
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	6,500,000	6,727,975
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2028 (b)	1,000,000	1,050,198
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,611,933
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (a)	6,000,000	6,147,578
Series A, VRN, 5.00%, 10/1/2054 (a)	6,000,000	6,428,374
Series A, VRN, 5.50%, 10/1/2053 (a)	1,000,000	1,079,223
Tennessee Energy Acquisition Corp. Revenue, TN Series A-1, VRN, 5.00%, 5/1/2053 (a)	6,750,000	7,046,652
		48,356,456
TEXAS — 11.7%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,182,631

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (b)	$7,845,000	$8,491,438
Allen Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (b)	1,000,000	1,034,458
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (b)	2,015,000	2,135,897
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2028 (b)	3,300,000	3,527,498
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,109,208
Series A, 5.00%, 8/15/2027	5,000,000	5,242,114
Series A, 5.00%, 8/15/2028	5,000,000	5,361,837
Series A, 5.00%, 8/15/2029	2,160,000	2,365,946
Central Texas Regional Mobility Authority Revenue, TX Series C, 5.00%, 1/1/2027	1,475,000	1,481,992
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,287,744
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,220,879
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,145,400
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2030	1,750,000	1,761,849
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	4,000,000	4,234,618
Series B, 5.00%, 2/15/2028	10,000,000	10,586,544
Series B, 5.00%, 2/15/2029	5,000,000	5,409,214
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,428,930
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,184,686
City of Fort Worth, General Obligation, TX 5.00%, 3/1/2027	2,000,000	2,069,818
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2026	2,000,000	2,054,166
Series C, 5.00%, 11/15/2026	1,115,000	1,145,198
Security Description	Principal Amount	Value
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2026	$1,000,000	$1,009,557
Series A, 5.00%, 3/1/2028	1,045,000	1,106,654
Series B, 5.00%, 3/1/2026	1,435,000	1,448,715
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 3.00%, 2/1/2030	1,000,000	1,004,947
5.00%, 2/1/2027	3,650,000	3,769,595
5.00%, 2/1/2028	1,500,000	1,581,722
Series A, 5.00%, 2/1/2029	1,000,000	1,078,651
Series B, 5.00%, 2/1/2027	1,000,000	1,034,101
Series C, 5.00%, 2/1/2029	1,390,000	1,499,325
Series D, 5.00%, 2/1/2029	3,775,000	4,071,909
City of San Antonio, General Obligation, TX:
5.00%, 2/1/2026	2,200,000	2,217,900
5.00%, 2/1/2029	1,125,000	1,214,938
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,016,071
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (b)	1,525,000	1,684,412
Comal Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2026 (b)	2,500,000	2,522,547
Permanent School Fund, 5.00%, 2/15/2029 (b)	1,500,000	1,623,602
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (b)	1,565,000	1,658,898
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,535,738
5.00%, 2/15/2029	1,000,000	1,081,168
5.00%, 2/15/2030	1,050,000	1,156,253
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,872,953
Series A, 5.00%, 8/15/2026	3,335,000	3,407,236
Series A, 5.00%, 8/15/2027	2,225,000	2,328,531
Series A, 5.00%, 8/15/2028	7,000,000	7,503,982
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2026	1,750,000	1,793,808
Series A, 5.00%, 9/15/2029	2,000,000	2,191,884
Series A, 5.00%, 9/15/2030	2,475,000	2,765,053
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	13,000,000	14,059,571

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (b)	$1,995,000	$2,162,086
Permanent School Fund, 5.00%, 2/15/2030 (b)	2,000,000	2,209,939
Series A, Permanent School Fund, 5.00%, 2/15/2028 (b)	8,855,000	9,386,288
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,647,230
Dallas Fort Worth International Airport Revenue, TX Series B, 5.00%, 11/1/2027 (d)	915,000	962,512
Dallas Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 4.00%, 2/15/2026 (b)	1,500,000	1,507,680
Permanent School Fund, 5.00%, 2/15/2028 (b)	2,075,000	2,201,967
Permanent School Fund, 5.00%, 2/15/2029 (b)	1,700,000	1,843,529
Series C, Permanent School Fund, 5.00%, 2/15/2028 (b)	5,000,000	5,305,945
Series C, Permanent School Fund, 5.00%, 2/15/2030 (b)	2,450,000	2,708,246
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (b)	2,250,000	2,353,008
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (b)	1,250,000	1,324,701
Permanent School Fund, 5.00%, 2/15/2029 (b)	1,250,000	1,353,424
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (b)	3,250,000	3,316,991
Series A, Permanent School Fund, 5.00%, 8/15/2027 (b)	2,135,000	2,232,743
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (a) (b)	2,410,000	2,352,167
Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (b)	6,665,000	6,820,612
Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (b)	$1,400,000	$1,516,307
Frisco Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (b)	5,000,000	5,408,632
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (b)	3,000,000	3,252,272
Georgetown Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (b)	2,000,000	2,204,700
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (a)	5,080,000	5,318,925
Grapevine-Colleyville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (b)	4,000,000	4,186,124
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	2,000,000	2,002,021
Series A, 5.00%, 5/15/2029	1,050,000	1,120,324
Series C-3, VRN, 5.00%, 6/1/2032 (a)	1,000,000	1,026,202
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (b)	1,255,000	1,329,105
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2030 (b)	2,000,000	2,210,813
Series B, Permanent School Fund, 5.00%, 2/15/2027 (b)	1,400,000	1,448,242
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (b)	3,050,000	3,307,508
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (b)	2,550,000	2,794,373
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (b)	3,125,000	3,448,934

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2029 (b)	$2,500,000	$2,741,523
Permanent School Fund, 5.00%, 8/15/2030 (b)	875,000	980,541
Lower Colorado River Authority Revenue, TX:
Series A, 5.00%, 5/15/2027	1,000,000	1,039,388
Series A, 5.00%, 5/15/2030	5,750,000	6,346,243
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (b)	3,000,000	3,241,135
North East Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/1/2027 (b)	2,000,000	2,093,587
Permanent School Fund, 5.00%, 8/1/2029 (b)	2,735,000	2,991,458
North Texas Municipal Water District Water System Revenue, TX 5.00%, 9/1/2027	1,500,000	1,570,398
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,599,448
Series A, 5.00%, 1/1/2028	1,230,000	1,298,011
Series A, 5.00%, 1/1/2029	3,335,000	3,592,152
Series B, 5.00%, 1/1/2030	1,750,000	1,759,706
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund, 3.00%, 8/1/2053 (a) (b)	2,460,000	2,461,965
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,360,814
Series A, 5.00%, 7/1/2029	7,000,000	7,647,494
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	6,500,000	6,951,064
Series A, 5.00%, 7/1/2029	2,500,000	2,731,248
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (b)	5,000,000	5,410,319
Permanent School Fund, 5.00%, 2/15/2030 (b)	3,500,000	3,864,334
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,517,313
Security Description	Principal Amount	Value
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2026	$2,900,000	$2,971,843
Series A-2, 5.00%, 10/1/2027	3,155,000	3,314,974
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (b)	1,400,000	1,412,050
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2044 (a) (b)	1,500,000	1,647,362
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (b)	1,000,000	1,045,220
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,441,692
Sherman Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (b)	625,000	646,193
Spring Branch Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/1/2026 (b)	3,000,000	3,022,495
Permanent School Fund, 5.00%, 2/1/2030 (b)	1,875,000	2,066,172
Spring Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2027 (b)	1,500,000	1,571,766
Permanent School Fund, 5.00%, 8/15/2029 (b)	3,000,000	3,286,333
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	3,000,000	3,077,684
5.00%, 10/1/2028	7,500,000	8,076,775
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	2,000,000	2,094,562
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series B, VRN, 5.00%, 11/15/2064 (a)	4,795,000	5,180,288
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,592,172
5.00%, 3/1/2029	1,000,000	1,083,939
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,104,185

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/2028	$1,540,000	$1,642,093
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2026	1,500,000	1,530,927
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (a)	7,000,000	7,530,176
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,589,298
Series A, 5.00%, 3/15/2029	1,855,000	2,006,816
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,621,449
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2027	5,000,000	5,197,522
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	4,040,772
Series A, 5.00%, 10/15/2029	2,285,000	2,512,312
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (b)	4,250,000	4,287,693
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,032,483
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (b)	1,000,000	1,071,865
		410,862,588
U. S. VIRGIN ISLANDS — 0.0% *
Virgin Islands Transportation & Infrastructure Corp. Revenue, VI 5.00%, 9/1/2028	1,000,000	1,046,140
UTAH — 0.5%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,344,189
Series A, 5.00%, 7/1/2028	3,750,000	3,984,174
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	4,000,000	4,180,351
Utah Transit Authority Revenue, UT 5.00%, 12/15/2029	1,925,000	2,130,163
		16,638,877
Security Description	Principal Amount	Value
VIRGINIA — 2.0%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	$1,750,000	$1,825,042
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 4.00%, 10/1/2026	6,000,000	6,095,746
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 12/1/2026	9,295,000	9,576,604
Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,276,246
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,497,840
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (a)	2,210,000	2,352,733
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,008,072
Series A, 5.00%, 2/1/2027	10,000,000	10,343,796
Series B, 5.00%, 2/1/2029	6,580,000	7,131,076
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,075,164
5.00%, 5/15/2028	2,000,000	2,132,964
Virginia Housing Development Authority Revenue, VA Series E, 2.90%, 10/1/2029 (d)	2,000,000	1,984,342
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,473,823
Wise County Industrial Development Authority Revenue, VA VRN, 3.13%, 10/1/2040 (a)	2,145,000	2,159,517
		70,932,965
WASHINGTON — 3.8%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,688,125
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,133,157
City of Seattle, General Obligation, WA Series A, 5.00%, 11/1/2028	1,595,000	1,723,353

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (a)	$1,000,000	$992,153
Series A, 5.00%, 1/1/2026	1,750,000	1,760,173
Series A, 5.00%, 1/1/2027	1,000,000	1,031,016
Series A, 5.00%, 1/1/2028	3,250,000	3,437,767
County of King, General Obligation, WA Series A, 5.00%, 7/1/2029	1,750,000	1,915,637
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,075,271
Series B, 5.00%, 7/1/2026	7,275,000	7,411,899
Series B, 5.00%, 7/1/2028	5,000,000	5,349,339
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,057,097
Series B, 5.00%, 1/1/2027	2,000,000	2,062,533
Series B, 5.00%, 1/1/2029	1,750,000	1,891,196
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	1,660,000	1,830,566
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,527,285
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2029	1,485,000	1,614,347
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,091,193
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,262,057
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,412,421
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,537,997
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,108,562
Series A, 5.00%, 8/1/2028	3,555,000	3,813,669
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,635,412
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,049,289
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,424,523
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,353,481
Security Description	Principal Amount	Value
Series R-2025B, 5.00%, 7/1/2026	$10,000,000	$10,182,316
Series R-2025B, 5.00%, 7/1/2028	5,000,000	5,353,482
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,469,483
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,192,266
Series A, 5.00%, 4/1/2029	7,275,000	7,918,498
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 8/15/2027	2,175,000	2,260,811
Series A, 5.00%, 8/15/2027	1,000,000	1,038,525
		133,604,899
WEST VIRGINIA — 0.0% *
West Virginia Economic Development Authority Revenue, WV Series A, VRN, 3.70%, 12/1/2042 (a)	1,000,000	1,024,300
WISCONSIN — 2.2%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,523,947
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,545,221
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029	1,450,000	1,577,544
Public Finance Authority Revenue, WI:
Series 1, VRN, 4.00%, 8/1/2059 (a)	3,267,000	3,278,076
Series 2024-2, VRN, 4.00%, 8/1/2059 (a)	2,500,000	2,512,427
Series A, 5.00%, 6/1/2027	515,000	533,473
Series B, 5.00%, 6/1/2030	4,695,000	5,127,205
Racine Unified School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 4/1/2030 (b)	2,000,000	2,206,893
State of Wisconsin, General Obligation, WI:
Series 2024-2, 5.00%, 5/1/2026	6,000,000	6,083,944
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,915,995
Series B, 5.00%, 5/1/2026	5,900,000	5,982,545
Series B, 5.00%, 5/1/2027	6,070,000	6,315,827
Series B, 5.00%, 5/1/2028	5,565,000	5,941,101
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2028	4,485,000	4,809,372

See accompanying notes to Schedule of Investments.

STATE STREET SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 7/1/2029	$4,225,000	$4,635,871
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,497,376
Series A, 5.00%, 8/15/2030	1,680,000	1,847,062
Series B, 5.00%, 10/1/2029	3,000,000	3,267,403
		78,601,282
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,386,081,323)		3,421,258,673
	Shares
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f) (Cost $58,456,909)	58,456,909	58,456,909
TOTAL INVESTMENTS — 99.1% (Cost $3,444,538,232)		3,479,715,582
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		30,308,577
NET ASSETS — 100.0%		$3,510,024,159

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.1%
Assured Guaranty, Inc.	1.3%
Build America Mutual Assurance Corp.	0.4%
National Public Finance Guarantee Corp.	0.1%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,421,258,673	$—	$3,421,258,673
Short-Term Investment	58,456,909	—	—	58,456,909
TOTAL INVESTMENTS	$58,456,909	$3,421,258,673	$—	$3,479,715,582

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	56,155,426	$56,155,426	$274,354,124	$272,052,641	$—	$—	58,456,909	$58,456,909	$422,962
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.0%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	$436,000	$400,444
2.60%, 8/1/2031 (a)	223,000	201,054
5.30%, 11/1/2034 (a)	343,000	351,987
		953,485
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.70%, 2/1/2027	621,000	608,710
2.95%, 2/1/2030	897,000	844,355
3.20%, 3/1/2029	164,000	158,214
3.25%, 2/1/2028	429,000	419,266
3.25%, 2/1/2035	251,000	217,793
3.50%, 3/1/2039	150,000	121,462
3.55%, 3/1/2038	428,000	355,142
3.60%, 5/1/2034	305,000	275,964
3.63%, 2/1/2031	523,000	500,882
3.63%, 3/1/2048	761,000	550,043
3.65%, 3/1/2047	150,000	109,792
3.75%, 2/1/2050	400,000	295,252
3.83%, 3/1/2059	377,000	266,286
3.90%, 5/1/2049	327,000	246,254
3.95%, 8/1/2059	300,000	215,406
5.04%, 5/1/2027	611,000	617,770
5.15%, 5/1/2030	1,647,000	1,690,250
5.71%, 5/1/2040	827,000	844,028
5.81%, 5/1/2050	209,000	208,820
5.88%, 2/15/2040	229,000	236,452
5.93%, 5/1/2060	1,399,000	1,400,763
6.30%, 5/1/2029	875,000	928,856
6.53%, 5/1/2034	370,000	409,475
6.86%, 5/1/2054	359,000	409,540
7.01%, 5/1/2064	215,000	248,959
Embraer Netherlands Finance BV:
5.40%, 1/9/2038 (b)	235,000	233,938
5.98%, 2/11/2035 (a)	155,000	164,224
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	680,544
General Dynamics Corp.:
2.85%, 6/1/2041	200,000	150,034
3.63%, 4/1/2030	296,000	290,426
3.75%, 5/15/2028	357,000	356,240
4.25%, 4/1/2040	560,000	512,008
4.25%, 4/1/2050	352,000	302,044
4.95%, 8/15/2035	90,000	91,657
General Electric Co.:
4.30%, 7/29/2030	1,255,000	1,262,605
4.90%, 1/29/2036	125,000	126,686
Series MTN, 5.88%, 1/14/2038	156,000	169,778
Security Description	Principal Amount	Value
Series MTN, 6.75%, 3/15/2032	$658,000	$748,646
Howmet Aerospace, Inc.:
4.85%, 10/15/2031	200,000	205,226
5.90%, 2/1/2027	234,000	239,581
5.95%, 2/1/2037 (a)	362,000	391,807
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	176,378
2.90%, 12/15/2029	470,000	446,143
3.85%, 12/15/2026	404,000	402,849
4.40%, 6/15/2028	583,000	586,607
5.35%, 6/1/2034	253,000	261,928
5.40%, 7/31/2033	500,000	520,870
5.50%, 8/15/2054	300,000	298,188
6.15%, 12/15/2040	236,000	256,095
Lockheed Martin Corp.:
2.80%, 6/15/2050	386,000	250,267
3.60%, 3/1/2035	200,000	183,986
3.80%, 3/1/2045	392,500	320,692
4.07%, 12/15/2042	338,000	291,637
4.09%, 9/15/2052	160,000	129,266
4.15%, 8/15/2028	340,000	341,928
4.15%, 6/15/2053	200,000	162,502
4.30%, 6/15/2062	200,000	161,220
4.40%, 8/15/2030	250,000	252,150
4.45%, 5/15/2028	180,000	182,106
4.50%, 5/15/2036	312,000	305,030
4.70%, 12/15/2031 (a)	340,000	347,800
4.70%, 5/15/2046	850,000	780,121
4.75%, 2/15/2034	200,000	201,942
5.00%, 8/15/2035 (a)	280,000	284,413
5.10%, 11/15/2027	125,000	128,085
5.20%, 2/15/2055	300,000	288,336
5.20%, 2/15/2064	250,000	235,765
5.25%, 1/15/2033	301,000	316,252
5.70%, 11/15/2054	305,000	314,556
5.90%, 11/15/2063	230,000	243,515
Series B, 6.15%, 9/1/2036 (a)	400,000	445,036
Northrop Grumman Corp.:
3.25%, 1/15/2028	825,000	811,214
3.85%, 4/15/2045	301,000	244,599
4.03%, 10/15/2047	379,000	309,059
4.40%, 5/1/2030	505,000	509,181
4.65%, 7/15/2030	140,000	142,430
4.75%, 6/1/2043	484,000	448,595
4.90%, 6/1/2034	500,000	506,985
4.95%, 3/15/2053	288,000	264,318
5.15%, 5/1/2040	239,000	238,085
5.20%, 6/1/2054	500,000	476,105
5.25%, 7/15/2035	90,000	93,091
RTX Corp.:
1.90%, 9/1/2031	402,000	349,845
2.25%, 7/1/2030	807,000	738,792
2.38%, 3/15/2032	961,000	849,437

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.82%, 9/1/2051	$461,000	$292,030
3.03%, 3/15/2052 (a)	560,000	369,314
3.13%, 5/4/2027	418,000	411,998
3.13%, 7/1/2050	183,000	124,617
3.50%, 3/15/2027	734,000	728,231
4.13%, 11/16/2028	139,000	138,689
4.15%, 5/15/2045	390,000	328,762
4.35%, 4/15/2047	546,000	467,054
4.45%, 11/16/2038	728,000	684,699
4.50%, 6/1/2042	540,000	488,203
4.63%, 11/16/2048	534,000	472,473
4.80%, 12/15/2043	450,000	417,609
5.15%, 2/27/2033	255,000	264,167
5.38%, 2/27/2053	175,000	170,817
5.40%, 5/1/2035	490,000	513,638
5.75%, 11/8/2026	290,000	294,753
6.05%, 6/1/2036	300,000	328,182
6.10%, 3/15/2034	360,000	394,013
6.40%, 3/15/2054	550,000	615,158
		40,706,984
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	1,079,000	949,671
3.40%, 5/6/2030	278,000	267,013
3.40%, 2/4/2041	457,000	354,340
3.70%, 2/4/2051	857,000	617,871
4.25%, 8/9/2042	242,000	203,418
4.45%, 5/6/2050	200,000	162,512
4.50%, 8/6/2030	250,000	250,843
4.80%, 2/14/2029	594,000	603,344
5.25%, 8/6/2035	210,000	212,295
5.38%, 1/31/2044	404,000	396,425
5.80%, 2/14/2039	302,000	313,092
5.95%, 2/14/2049 (a)	780,000	797,831
6.20%, 11/1/2028	480,000	506,894
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	377,000	344,393
4.50%, 8/15/2033	130,000	129,420
4.54%, 3/26/2042	300,000	272,238
5.38%, 9/15/2035	205,000	216,121
BAT Capital Corp.:
2.26%, 3/25/2028	584,000	557,819
2.73%, 3/25/2031	395,000	361,113
3.56%, 8/15/2027	641,000	634,455
4.39%, 8/15/2037	907,000	830,739
4.54%, 8/15/2047	909,000	762,451
4.63%, 3/22/2033	190,000	188,024
4.70%, 4/2/2027	625,000	629,306
4.76%, 9/6/2049	466,000	396,613
4.91%, 4/2/2030	225,000	229,275
5.35%, 8/15/2032	250,000	258,610
5.63%, 8/15/2035	750,000	778,552
5.65%, 3/16/2052	100,000	95,626
5.83%, 2/20/2031	195,000	206,232
6.25%, 8/15/2055 (a)	180,000	188,345
Security Description	Principal Amount	Value
6.42%, 8/2/2033	$570,000	$625,455
7.08%, 8/2/2043	100,000	112,812
7.08%, 8/2/2053	645,000	737,203
BAT International Finance PLC 4.45%, 3/16/2028	200,000	201,152
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	818,000	749,926
4.55%, 8/4/2030	250,000	251,780
4.65%, 9/17/2034	135,000	132,365
5.15%, 8/4/2035	250,000	252,845
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (c)	550,000	577,979
Philip Morris International, Inc.:
1.75%, 11/1/2030	225,000	199,044
2.10%, 5/1/2030	324,000	295,261
3.13%, 3/2/2028	113,300	110,930
3.38%, 8/15/2029	343,000	333,249
4.13%, 4/28/2028	150,000	150,276
4.13%, 3/4/2043	385,000	329,125
4.25%, 11/10/2044	449,000	386,369
4.38%, 4/30/2030	250,000	251,188
4.38%, 11/15/2041	245,000	218,998
4.63%, 11/1/2029	477,000	484,303
4.75%, 11/1/2031	180,000	183,069
4.88%, 2/13/2029	775,000	791,422
4.88%, 4/30/2035 (a)	125,000	125,044
4.88%, 11/15/2043	575,000	535,618
4.90%, 11/1/2034	250,000	251,793
5.13%, 11/17/2027	360,000	367,765
5.25%, 9/7/2028	550,000	567,617
5.25%, 2/13/2034	851,000	878,504
5.38%, 2/15/2033	1,058,000	1,105,208
5.63%, 11/17/2029	350,000	368,519
5.63%, 9/7/2033	463,000	490,289
5.75%, 11/17/2032	636,000	677,410
6.38%, 5/16/2038 (a)	574,000	643,988
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	234,018
5.85%, 8/15/2045	1,165,000	1,154,224
		27,489,629
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	149,573	143,802
Series 2019-1, Class AA, 3.15%, 8/15/2033	19,084	17,773
Series 2016-2, Class AA, 3.20%, 12/15/2029	91,050	88,047
Series 2015-1, Class A, 3.38%, 11/1/2028	144,861	141,887
Series 2016-1, Class AA, 3.58%, 7/15/2029	101,716	99,444

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-1, Class AA, 3.65%, 8/15/2030	$118,250	$114,972
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (a)	700,000	700,707
4.95%, 7/10/2028	165,000	166,993
5.25%, 7/10/2030	175,000	178,630
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	183,439	172,563
Southwest Airlines Co.:
2.63%, 2/10/2030	250,000	230,588
3.00%, 11/15/2026	180,000	177,433
5.13%, 6/15/2027	663,000	671,188
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	127,843	121,871
Series 2018-1, Class AA, 3.50%, 9/1/2031	136,229	130,839
Series 2019-1, Class AA, 4.15%, 2/25/2033	133,373	129,460
Series 2024-1, Class AA, 5.45%, 8/15/2038	502,071	514,824
Series 2023-1, Class A, 5.80%, 7/15/2037	646,549	666,430
Series 2020-1, Class A, 5.88%, 4/15/2029	92,194	94,274
		4,561,725
APPAREL — 0.0% *
NIKE, Inc.:
2.75%, 3/27/2027	500,000	492,415
2.85%, 3/27/2030	562,000	533,759
3.25%, 3/27/2040	338,000	274,405
3.38%, 11/1/2046	200,000	150,046
3.88%, 11/1/2045	490,000	398,752
PVH Corp. 5.50%, 6/13/2030	500,000	509,700
Ralph Lauren Corp.:
2.95%, 6/15/2030	285,000	269,234
5.00%, 6/15/2032	335,000	343,191
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	240,000	217,601
5.10%, 3/11/2030	50,000	51,169
5.50%, 3/11/2035	35,000	35,770
		3,276,042
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	180,000	157,266
Series MTN, 2.25%, 1/12/2029	218,000	204,953
4.25%, 9/1/2028	500,000	501,155
Series GMTN, 4.40%, 10/5/2026	200,000	200,574
Security Description	Principal Amount	Value
Series GMTN, 4.40%, 9/5/2029 (a)	$200,000	$201,110
Series GMTN, 4.50%, 9/4/2030	500,000	500,760
4.55%, 7/9/2027	250,000	252,000
4.55%, 3/3/2028	250,000	252,323
4.80%, 3/5/2030	250,000	254,360
Series GMTN, 4.85%, 10/23/2031	265,000	269,176
Series GMTN, 4.90%, 7/9/2027	177,000	179,395
Series GMTN, 4.90%, 1/10/2034 (a)	200,000	201,762
Series GMTN, 5.05%, 7/10/2031	250,000	256,688
5.15%, 7/9/2032	1,350,000	1,382,211
5.20%, 3/5/2035 (a)	250,000	253,713
5.65%, 11/15/2028	200,000	208,496
Series GMTN, 5.85%, 10/4/2030 (a)	355,000	377,471
Cummins, Inc.:
1.50%, 9/1/2030 (a)	195,000	172,635
2.60%, 9/1/2050	462,000	285,502
4.25%, 5/9/2028	65,000	65,499
4.70%, 2/15/2031	250,000	254,533
5.15%, 2/20/2034 (a)	215,000	222,482
5.30%, 5/9/2035 (a)	250,000	258,015
Ford Motor Co.:
3.25%, 2/12/2032	206,000	179,912
4.75%, 1/15/2043	423,000	337,279
5.29%, 12/8/2046	200,000	168,632
6.10%, 8/19/2032 (a)	1,295,000	1,324,630
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	220,000	209,130
4.13%, 8/17/2027	500,000	491,880
4.95%, 5/28/2027	486,000	485,310
5.13%, 11/5/2026	200,000	200,704
5.30%, 9/6/2029	700,000	698,110
5.73%, 9/5/2030	265,000	267,207
5.80%, 3/5/2027	300,000	303,150
5.80%, 3/8/2029	750,000	761,197
5.88%, 11/7/2029	1,000,000	1,017,380
5.92%, 3/20/2028	200,000	203,450
6.05%, 3/5/2031	540,000	552,722
6.05%, 11/5/2031	340,000	347,341
6.13%, 3/8/2034	833,000	837,082
6.50%, 2/7/2035 (a)	1,000,000	1,027,100
6.53%, 3/19/2032 (a)	200,000	208,218
6.80%, 5/12/2028	150,000	155,751
6.80%, 11/7/2028	401,000	418,788
7.12%, 11/7/2033	430,000	459,773
7.20%, 6/10/2030 (a)	1,866,000	1,994,306
General Motors Co.:
5.00%, 10/1/2028 (a)	382,400	388,729
5.00%, 4/1/2035 (a)	281,000	273,126
5.20%, 4/1/2045	490,000	440,779

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 4/15/2028 (a)	$110,000	$112,553
5.40%, 10/15/2029 (a)	395,000	408,003
5.40%, 4/1/2048 (a)	200,000	182,402
5.60%, 10/15/2032 (a)	469,000	486,827
5.63%, 4/15/2030	250,000	259,268
5.95%, 4/1/2049 (a)	1,124,000	1,095,417
6.25%, 4/15/2035	250,000	262,963
6.25%, 10/2/2043	432,000	439,487
6.60%, 4/1/2036	441,000	475,636
6.80%, 10/1/2027	477,000	497,907
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	377,000	367,315
2.35%, 1/8/2031	618,000	547,517
2.40%, 4/10/2028	506,000	482,744
2.70%, 8/20/2027	160,000	155,509
2.70%, 6/10/2031	347,000	310,010
3.10%, 1/12/2032	238,000	214,362
3.60%, 6/21/2030	200,000	190,566
3.85%, 1/5/2028	200,000	198,326
4.00%, 10/6/2026	187,000	186,572
4.35%, 1/17/2027	150,000	150,158
4.90%, 10/6/2029	336,000	339,605
5.00%, 4/9/2027	318,000	320,954
5.00%, 7/15/2027	215,000	217,634
5.05%, 4/4/2028	415,000	421,698
5.35%, 7/15/2027	200,000	203,736
5.35%, 1/7/2030 (a)	510,000	522,418
5.40%, 5/8/2027	348,000	354,038
5.45%, 7/15/2030	500,000	515,135
5.55%, 7/15/2029	200,000	206,608
5.60%, 6/18/2031	155,000	160,386
5.63%, 4/4/2032	355,000	366,516
5.75%, 2/8/2031	340,000	354,232
5.80%, 1/7/2029	200,000	207,878
5.85%, 4/6/2030	395,000	413,142
5.90%, 1/7/2035 (a)	350,000	360,847
5.95%, 4/4/2034 (a)	500,000	519,675
6.00%, 1/9/2028	380,000	393,574
6.10%, 1/7/2034	530,000	557,480
6.15%, 7/15/2035 (a)	235,000	245,779
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	261,000	255,253
4.69%, 7/8/2030	500,000	504,345
5.34%, 7/8/2035	500,000	509,495
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	497,792
PACCAR Financial Corp.:
4.00%, 8/8/2028	90,000	90,276
4.00%, 9/26/2029	171,000	170,913
4.25%, 6/23/2027	300,000	302,082
Series R, 4.50%, 11/25/2026	145,000	146,112
4.55%, 3/3/2028	400,000	406,088
Security Description	Principal Amount	Value
4.55%, 5/8/2030 (a)	$500,000	$508,850
Series MTN, 4.95%, 8/10/2028	203,000	208,765
Series MTN, 5.00%, 3/22/2034	280,000	288,218
Toyota Motor Corp.:
4.19%, 6/30/2027	250,000	251,178
4.45%, 6/30/2030 (a)	250,000	252,630
5.05%, 6/30/2035 (a)	500,000	511,840
5.12%, 7/13/2028	200,000	206,106
Toyota Motor Credit Corp.:
1.90%, 9/12/2031	400,000	348,760
Series MTN, 1.90%, 4/6/2028	200,000	190,376
Series MTN, 3.05%, 3/22/2027	595,000	587,812
Series MTN, 3.20%, 1/11/2027	590,000	584,501
Series MTN, 3.38%, 4/1/2030 (a)	345,000	334,053
3.65%, 1/8/2029	341,000	337,191
4.05%, 9/5/2028	175,000	175,480
Series MTN, 4.35%, 10/8/2027	455,000	458,740
4.50%, 5/14/2027	560,000	565,197
4.55%, 8/9/2029	170,000	172,555
Series MTN, 4.55%, 9/20/2027 (a)	364,000	368,313
4.60%, 1/8/2027 (a)	206,000	207,691
Series MTN, 4.60%, 10/10/2031	100,000	101,269
4.65%, 9/3/2032	300,000	302,313
Series MTN, 4.65%, 1/5/2029	730,000	743,169
4.70%, 1/12/2033	125,000	126,583
4.80%, 5/15/2030	210,000	215,074
4.95%, 1/9/2030	100,000	102,997
Series B, 5.00%, 3/19/2027	350,000	355,404
5.05%, 5/16/2029	508,000	524,241
5.10%, 3/21/2031	200,000	207,462
Series MTN, 5.25%, 9/11/2028 (a)	500,000	517,425
5.35%, 1/9/2035	100,000	104,509
5.40%, 11/20/2026 (a)	200,000	203,160
		47,312,860
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	378,000	347,344
4.15%, 5/1/2052 (a)	300,000	226,866
5.15%, 9/13/2034	200,000	198,888
5.40%, 3/15/2049	200,000	182,786
5.75%, 9/13/2054	300,000	286,227
BorgWarner, Inc.:
2.65%, 7/1/2027	407,000	396,707
4.95%, 8/15/2029	200,000	204,250

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 8/15/2034 (a)	$325,000	$334,656
Lear Corp.:
2.60%, 1/15/2032	144,000	126,952
3.50%, 5/30/2030 (a)	168,000	160,833
3.80%, 9/15/2027 (a)	267,000	265,264
4.25%, 5/15/2029	231,000	229,799
5.25%, 5/15/2049 (a)	200,000	180,114
Magna International, Inc.:
5.05%, 3/14/2029	485,000	496,829
5.88%, 6/1/2035	180,000	189,614
		3,827,129
BANKS — 5.1%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	450,000	450,135
Series A, 4.36%, 6/18/2028 (a)	250,000	252,588
Series MTN, 4.42%, 12/16/2026	225,000	226,258
4.75%, 1/18/2027	200,000	202,166
4.90%, 7/16/2027	250,000	254,203
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (d)	325,000	336,144
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (d)	350,000	406,322
Banco Santander SA:
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (d)	355,000	323,117
3.31%, 6/27/2029 (a)	293,500	283,950
3.49%, 5/28/2030	500,000	481,020
3.80%, 2/23/2028 (a)	575,000	569,555
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	495,000	494,277
4.25%, 4/11/2027	400,000	400,592
5.29%, 8/18/2027 (a)	465,000	474,035
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	405,000	413,213
5.44%, 7/15/2031	500,000	524,925
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (d)	239,000	247,590
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	200,000	203,526
5.57%, 1/17/2030	200,000	208,734
5.59%, 8/8/2028	600,000	623,334
6.03%, 1/17/2035	320,000	343,907
6.35%, 3/14/2034	630,000	675,921
6.61%, 11/7/2028	535,000	572,546
6.92%, 8/8/2033	695,000	773,306
6.94%, 11/7/2033	500,000	572,925
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	655,400	585,082
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	609,300	540,900
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	$1,358,000	$1,204,397
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	1,443,250	1,253,593
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	943,000	872,605
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	680,000	665,985
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	877,000	786,266
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	866,000	802,548
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	444,000	404,662
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,991,000	1,467,327
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	1,528,000	1,391,840
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	958,500	909,262
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (d)	500,000	332,590
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	897,000	816,763
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	1,349,000	1,299,586
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	2,016,000	1,984,167
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	375,000	274,995
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	609,000	603,507
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	200,000	198,672
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	873,000	869,010
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	200,000	186,938
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (d)	360,000	290,614
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	1,557,000	1,549,807
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	836,500	830,327
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	255,000	227,154

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	$1,507,000	$1,226,562
Series L, 4.18%, 11/25/2027	999,000	999,619
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	438,800	409,163
Series MTN, 4.25%, 10/22/2026 (a)	575,000	575,851
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	642,300	644,253
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	400,000	340,680
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	678,000	680,509
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,367,000	1,364,239
SOFR + 1.11%, 4.62%, 5/9/2029 (a) (d)	675,000	683,242
Series L, 4.75%, 4/21/2045	200,000	181,538
Series MTN, 4.88%, 4/1/2044	200,000	191,788
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	412,000	417,908
SOFR + 0.83%, 4.98%, 1/24/2029 (d)	1,000,000	1,018,710
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (d)	1,738,000	1,776,618
SOFR + 1.00%, 5.16%, 1/24/2031 (d)	850,000	877,293
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	965,000	998,302
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (d)	395,000	403,157
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (d)	1,000,000	1,043,850
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,601,000	1,672,677
SOFR + 1.31%, 5.51%, 1/24/2036 (d)	375,000	391,905
SOFR + 1.74%, 5.52%, 10/25/2035 (d)	2,648,000	2,716,186
SOFR + 1.70%, 5.74%, 2/12/2036 (d)	675,000	702,877
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	905,000	946,205
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,075,000	1,151,830
Series MTN, 5.88%, 2/7/2042	673,000	720,756
6.11%, 1/29/2037	1,242,000	1,338,007
7.75%, 5/14/2038	599,000	730,714
Bank of America NA 6.00%, 10/15/2036	500,000	542,385
Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	$258,000	$253,232
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	440,000	391,838
SOFR + 0.75%, 4.06%, 9/22/2028 (d)	250,000	249,718
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (d)	210,000	209,061
SOFR + 1.25%, 4.64%, 9/10/2030 (d)	400,000	405,412
Series H, 4.70%, 9/14/2027	200,000	202,510
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (d)	465,000	473,905
5.20%, 2/1/2028	750,000	768,315
5.51%, 6/4/2031	500,000	526,605
5.72%, 9/25/2028	1,050,000	1,097,113
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	215,000	188,757
Series MTN, 2.05%, 1/26/2027 (a)	202,000	197,269
Series MTN, 3.25%, 5/16/2027	209,000	207,119
Series MTN, 3.30%, 8/23/2029	938,000	907,787
Series MTN, 3.40%, 1/29/2028	601,400	594,797
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	295,000	293,003
Series MTN, 3.85%, 4/26/2029	250,000	249,133
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (d)	171,000	170,918
SOFR + 0.68%, 4.44%, 6/9/2028 (d)	165,000	166,124
SOFR + 1.76%, 4.60%, 7/26/2030 (d)	238,000	241,839
SOFR + 1.51%, 4.71%, 2/1/2034 (d)	171,000	171,626
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (d)	200,000	202,996
SOFR + 0.89%, 4.94%, 2/11/2031 (d)	1,000,000	1,027,390
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	619,000	630,959
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	210,000	216,863
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	500,000	514,900
SOFR + 1.25%, 5.23%, 11/20/2035 (d)	500,000	515,730
SOFR + 1.35%, 5.32%, 6/6/2036 (d)	140,000	144,845

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	$595,000	$640,940
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	602,000	670,815
Bank of Nova Scotia:
1.95%, 2/2/2027 (a)	470,000	458,255
2.15%, 8/1/2031	207,000	183,539
SOFR + 0.76%, 4.04%, 9/15/2028 (d)	750,000	748,800
SOFR + 1.09%, 4.34%, 9/15/2031 (d)	750,000	744,720
SOFR + 1.00%, 4.40%, 9/8/2028 (d)	190,000	191,017
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (d)	500,000	483,960
SOFR + 1.44%, 4.74%, 11/10/2032 (d)	200,000	202,190
SOFR + 0.89%, 4.93%, 2/14/2029 (d)	350,000	355,799
SOFR + 1.07%, 5.13%, 2/14/2031 (d)	350,000	359,754
Series GMTN, 5.40%, 6/4/2027	300,000	306,783
Series GMTN, 5.45%, 8/1/2029	200,000	208,686
5.65%, 2/1/2034	550,000	585,233
BankUnited, Inc. 5.13%, 6/11/2030	300,000	299,736
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	421,000	411,599
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (d)	200,000	184,060
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	990,000	891,535
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (d)	363,000	339,714
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	474,000	381,997
4.34%, 1/10/2028	551,000	551,039
SOFR + 1.08%, 4.48%, 11/11/2029 (d)	500,000	500,860
4.84%, 5/9/2028	790,000	794,266
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	373,000	376,771
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	235,000	238,487
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	533,800	541,700
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	413,000	418,138
SOFR + 0.96%, 5.09%, 2/25/2029 (d)	200,000	203,576
5.25%, 8/17/2045 (a)	442,000	425,403
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.34%, 9/10/2035 (d)	$460,000	$466,794
SOFR + 1.23%, 5.37%, 2/25/2031 (d)	210,000	216,500
SOFR + 1.49%, 5.67%, 3/12/2028 (d)	462,000	470,907
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	545,000	566,151
SOFR + 1.59%, 5.79%, 2/25/2036 (d)	290,000	302,516
SOFR + 1.83%, 5.86%, 8/11/2046 (d)	325,000	333,898
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	1,413,000	1,519,371
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	460,000	508,806
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	843,000	893,959
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	477,000	547,362
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027	300,000	297,741
3.60%, 4/7/2032 (a)	344,000	326,418
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (d)	235,000	235,430
SOFR + 1.17%, 4.58%, 9/8/2031 (d)	350,000	351,288
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (d)	315,000	318,667
SOFR + 0.72%, 4.86%, 1/13/2028 (d)	300,000	302,514
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (d)	505,000	512,807
5.00%, 4/28/2028 (a)	588,000	601,583
5.24%, 6/28/2027	500,000	509,945
SOFR + 1.11%, 5.25%, 1/13/2031 (a) (d)	300,000	309,564
5.99%, 10/3/2028	210,000	220,998
6.09%, 10/3/2033 (a)	208,000	226,298
Capital One NA:
2.70%, 2/6/2030 (a)	219,300	205,451
4.65%, 9/13/2028	281,000	284,316
Citibank NA:
4.58%, 5/29/2027	835,000	842,649
4.84%, 8/6/2029 (a)	652,000	667,707
SOFR + 0.71%, 4.88%, 11/19/2027 (d)	500,000	503,845
4.91%, 5/29/2030	890,000	914,012
5.49%, 12/4/2026	407,000	413,455
5.57%, 4/30/2034	546,000	578,640
5.80%, 9/29/2028	960,000	1,006,982
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	526,000	466,967
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	841,000	758,002

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	$953,000	$885,794
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	200,000	146,400
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	469,000	444,073
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	1,398,000	1,273,522
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	1,280,000	1,260,416
3.20%, 10/21/2026	1,047,000	1,038,048
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,018,000	1,008,797
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	935,000	888,063
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (a) (d)	300,000	263,706
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	662,000	659,491
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	819,000	809,188
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	608,000	606,152
4.13%, 7/25/2028 (a)	635,000	634,067
4.30%, 11/20/2026	414,000	414,654
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	704,000	702,641
4.45%, 9/29/2027	1,136,500	1,141,069
SOFR + 1.17%, 4.50%, 9/11/2031 (d)	440,000	440,198
SOFR + 1.34%, 4.54%, 9/19/2030 (d)	1,100,000	1,105,115
SOFR + 1.14%, 4.64%, 5/7/2028 (d)	1,000,000	1,006,680
4.65%, 7/23/2048	316,000	282,024
SOFR + 0.87%, 4.79%, 3/4/2029 (d)	750,000	759,607
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	200,000	202,048
SOFR + 1.46%, 4.95%, 5/7/2031 (d)	1,000,000	1,018,720
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	455,000	466,916
SOFR + 1.49%, 5.17%, 9/11/2036 (d)	415,000	419,142
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (d)	1,950,000	1,994,401
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	500,000	502,425
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	772,000	800,340
Security Description	Principal Amount	Value
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (d)	$355,000	$363,648
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	750,000	757,312
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	565,000	586,504
5.88%, 1/30/2042	457,600	484,813
6.00%, 10/31/2033	267,000	286,924
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	1,284,000	1,366,754
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	647,000	705,845
6.63%, 1/15/2028	150,000	158,679
6.68%, 9/13/2043	337,000	380,406
8.13%, 7/15/2039	742,000	950,910
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (d)	200,000	201,086
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	170,782
3.25%, 4/30/2030	947,000	895,720
SOFR + 1.26%, 5.25%, 3/5/2031 (d)	215,000	220,313
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	700,000	731,220
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (d)	304,000	316,850
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (d)	250,000	249,710
Comerica, Inc. 4.00%, 2/1/2029	335,000	330,756
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030 (b)	250,000	249,938
4.42%, 3/14/2028 (a)	250,000	252,828
4.58%, 11/27/2026	400,000	402,796
Cooperatieve Rabobank UA:
4.37%, 5/27/2027	335,000	337,636
4.88%, 1/21/2028	500,000	511,060
5.04%, 3/5/2027 (a)	250,000	253,883
5.25%, 5/24/2041	540,000	544,234
5.50%, 10/5/2026	458,000	465,021
5.75%, 12/1/2043	350,000	357,136
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (c) (d)	250,000	256,593
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	779,000	761,885
SOFR + 1.72%, 3.04%, 5/28/2032 (d)	300,000	273,960
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	985,300	934,005
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	489,000	450,863

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.30%, 4.95%, 8/4/2031 (d)	$555,000	$559,973
SOFR + 1.70%, 5.00%, 9/11/2030 (d)	220,000	223,216
SOFR + 1.72%, 5.30%, 5/9/2031 (d)	380,000	389,014
SOFR + 1.21%, 5.37%, 1/10/2029 (d)	428,000	437,138
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (d)	310,000	315,862
5.41%, 5/10/2029	525,000	546,383
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	250,000	254,468
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	751,000	788,512
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	467,000	499,489
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	480,000	527,486
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	271,000	263,404
2.55%, 5/5/2027	230,000	224,588
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (d)	15,000	14,621
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	510,000	515,569
SOFR + 1.49%, 4.90%, 9/6/2030 (d)	230,000	233,689
SOFR + 1.84%, 5.63%, 1/29/2032 (d)	200,000	209,604
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	355,000	374,010
SOFR + 2.19%, 6.36%, 10/27/2028 (a) (d)	387,000	403,370
8.25%, 3/1/2038	573,000	708,990
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (d)	250,000	252,515
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (d)	250,000	253,613
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (d)	250,000	253,415
First Horizon Bank 5.75%, 5/1/2030 (a)	245,000	252,825
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (d)	320,000	329,350
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	192,000	199,256
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (d)	400,000	407,064
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	1,771,000	1,729,594
Security Description	Principal Amount	Value
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	$979,000	$863,674
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	1,532,000	1,366,513
2.60%, 2/7/2030	541,500	507,212
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	1,093,000	990,783
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	1,043,000	1,021,180
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	1,199,000	1,078,321
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	1,463,000	1,341,966
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	807,000	623,343
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	853,000	671,959
3.50%, 11/16/2026	500,000	496,770
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	318,000	315,555
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	466,000	462,612
3.80%, 3/15/2030 (a)	567,000	557,815
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	800,000	793,008
3.85%, 1/26/2027	228,000	227,409
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	1,019,500	1,020,621
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	490,000	452,995
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	664,000	668,077
SOFR + 1.14%, 4.69%, 10/23/2030 (d)	450,000	455,809
4.75%, 10/21/2045	730,000	667,716
Series MTN, 4.80%, 7/8/2044	805,000	747,056
SOFR + 1.32%, 4.94%, 4/23/2028 (d)	745,000	753,761
SOFR + 1.42%, 5.02%, 10/23/2035 (d)	590,000	594,000
SOFR + 1.21%, 5.05%, 7/23/2030 (d)	710,000	727,920
5.15%, 5/22/2045 (a)	670,000	629,679
SOFR + 1.08%, 5.21%, 1/28/2031 (d)	405,000	418,000
SOFR + 1.58%, 5.22%, 4/23/2031 (d)	1,305,000	1,349,461
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	970,000	998,411
SOFR + 1.38%, 5.54%, 1/28/2036 (d)	525,000	548,452

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	$990,000	$1,004,672
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	800,000	829,752
6.13%, 2/15/2033	334,000	367,881
6.25%, 2/1/2041	949,000	1,042,609
6.45%, 5/1/2036	200,000	219,896
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	870,000	925,871
SOFR + 1.95%, 6.56%, 10/24/2034 (d)	570,000	638,246
6.75%, 10/1/2037	2,061,000	2,307,599
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	649,000	621,781
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	488,000	460,550
SOFR + 1.95%, 2.36%, 8/18/2031 (d)	255,000	230,767
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	220,000	199,294
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	654,300	608,447
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	602,000	542,312
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	892,000	878,674
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	1,536,000	1,531,438
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	502,000	506,322
SOFR + 1.03%, 4.90%, 3/3/2029 (d)	405,000	410,719
4.95%, 3/31/2030	878,000	900,468
SOFR + 1.29%, 5.13%, 3/3/2031 (d)	500,000	511,990
SOFR + 2.61%, 5.21%, 8/11/2028 (d)	685,000	696,556
SOFR + 1.57%, 5.24%, 5/13/2031 (d)	555,000	570,867
5.25%, 3/14/2044 (a)	500,000	487,495
SOFR + 1.29%, 5.29%, 11/19/2030 (d)	387,000	399,369
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (d)	448,000	464,755
SOFR + 1.56%, 5.45%, 3/3/2036 (d)	500,000	516,565
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (d)	850,000	881,569
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	600,000	612,504
SOFR + 1.78%, 5.72%, 3/4/2035 (d)	318,000	335,290
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	935,000	982,928
Security Description	Principal Amount	Value
SOFR + 1.96%, 5.74%, 9/10/2036 (d)	$305,000	$310,618
SOFR + 1.88%, 5.79%, 5/13/2036 (d)	500,000	526,985
SOFR + 1.90%, 5.87%, 11/18/2035 (d)	650,000	672,269
6.10%, 1/14/2042 (a)	300,000	326,556
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	795,000	828,668
SOFR + 2.39%, 6.25%, 3/9/2034 (d)	1,000,000	1,088,600
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	655,000	719,622
6.50%, 9/15/2037	1,536,000	1,667,574
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (d)	626,000	675,204
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	833,000	884,896
SOFR + 3.02%, 7.40%, 11/13/2034 (a) (d)	623,000	709,391
7.63%, 5/17/2032	100,000	111,556
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	580,000	680,427
HSBC USA, Inc.:
4.65%, 6/3/2028	465,000	471,389
5.29%, 3/4/2027	860,000	875,016
Huntington Bancshares, Inc.:
SOFR + 1.97%, 4.44%, 8/4/2028 (d)	300,000	301,383
SOFR + 1.28%, 5.27%, 1/15/2031 (a) (d)	273,000	281,326
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	374,000	389,577
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (d)	385,000	400,581
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	200,000	210,440
Huntington National Bank 5.65%, 1/10/2030	820,000	857,950
ING Groep NV:
3.95%, 3/29/2027	860,000	856,878
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	888,000	885,540
4.05%, 4/9/2029	193,000	191,570
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (d)	200,000	195,634
4.55%, 10/2/2028	300,000	302,946
SOFR + 1.01%, 4.86%, 3/25/2029 (d)	240,000	243,180
SOFR + 1.23%, 5.07%, 3/25/2031 (d)	500,000	512,230
SOFR + 1.61%, 5.53%, 3/25/2036 (d)	425,000	441,222
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	500,000	519,530
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	420,000	453,797

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	$475,000	$419,225
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	1,006,000	889,304
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	417,000	395,470
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	419,000	406,183
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	837,000	776,326
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	200,000	144,386
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	746,000	669,304
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	978,000	888,894
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	1,115,000	1,053,051
2.95%, 10/1/2026 (a)	948,000	938,890
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	622,000	612,129
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	331,000	310,389
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	2,190,000	2,002,164
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	700,000	483,091
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (d)	447,000	348,083
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (d)	536,000	383,261
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	1,200,000	1,183,740
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	782,000	774,985
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	742,000	729,215
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	703,000	699,872
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	518,000	418,083
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	670,000	547,544
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	$757,000	$754,691
4.13%, 12/15/2026	903,000	903,822
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	803,000	804,510
4.25%, 10/1/2027	200,000	201,310
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	265,000	227,887
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	305,000	305,762
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	738,000	743,638
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	847,000	854,894
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	683,000	690,834
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	715,000	716,437
SOFR + 1.04%, 4.60%, 10/22/2030 (d)	560,000	566,300
4.85%, 2/1/2044	320,000	305,766
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	1,043,000	1,056,601
SOFR + 2.08%, 4.91%, 7/25/2033 (a) (d)	1,994,000	2,033,581
SOFR + 0.80%, 4.92%, 1/24/2029 (d)	785,000	799,099
4.95%, 6/1/2045	300,000	282,669
SOFR + 1.34%, 4.95%, 10/22/2035 (a) (d)	680,000	685,760
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	269,000	273,100
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	600,000	615,432
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	400,000	409,680
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	1,235,000	1,249,017
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (d)	1,415,000	1,462,473
SOFR + 1.01%, 5.14%, 1/24/2031 (d)	250,000	258,173
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	1,145,000	1,183,048
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	743,000	765,193
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,330,000	1,385,341
5.40%, 1/6/2042	833,000	851,659
SOFR + 1.32%, 5.50%, 1/24/2036 (d)	534,000	558,799

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.55%, 5.53%, 11/29/2045 (d)	$770,000	$791,337
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	778,000	795,108
SOFR + 1.68%, 5.57%, 4/22/2036 (a) (d)	310,000	327,022
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	1,115,000	1,164,461
SOFR + 1.64%, 5.58%, 7/23/2036 (d)	1,265,000	1,312,412
5.60%, 7/15/2041	460,000	480,654
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	1,295,000	1,370,343
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	240,000	255,742
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	1,700,000	1,734,034
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	617,000	650,935
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	872,000	960,002
6.40%, 5/15/2038	412,000	467,690
7.63%, 10/15/2026	673,000	698,870
8.00%, 4/29/2027	802,000	850,705
8.75%, 9/1/2030	350,000	416,395
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,012,820
KeyBank NA:
3.90%, 4/13/2029	216,000	211,321
4.90%, 8/8/2032	315,000	312,540
5.00%, 1/26/2033	489,000	491,998
KeyCorp:
Series MTN, 2.25%, 4/6/2027	302,000	293,459
Series MTN, 2.55%, 10/1/2029 (a)	474,500	444,393
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	200,000	199,392
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (d)	500,000	513,400
SOFR + 2.42%, 6.40%, 3/6/2035 (d)	200,000	217,004
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,610,000	1,565,355
3.00%, 5/20/2027	932,000	921,729
3.75%, 2/15/2028	1,183,000	1,185,248
3.88%, 6/15/2028	639,000	642,527
4.00%, 3/15/2029	610,000	616,143
4.13%, 7/15/2033	200,000	200,866
4.38%, 3/1/2027	744,000	750,547
4.38%, 2/28/2034	2,365,000	2,413,601
4.75%, 10/29/2030	915,000	955,141
Landwirtschaftliche Rentenbank:
3.88%, 9/28/2027	205,000	205,685
Security Description	Principal Amount	Value
Series 44, 3.88%, 6/14/2028	$360,000	$361,739
Series MTN, 5.00%, 10/24/2033	685,000	727,634
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	650,000	480,844
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	915,000	902,977
3.75%, 1/11/2027	564,000	561,936
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	357,000	354,572
4.34%, 1/9/2048	200,000	164,100
4.38%, 3/22/2028	340,000	341,482
4.55%, 8/16/2028	354,000	357,646
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (d)	435,000	441,007
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (d)	355,000	359,860
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (d)	200,000	203,526
5.30%, 12/1/2045 (a)	254,000	242,367
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (d)	230,000	238,837
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	652,000	683,694
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (d)	487,000	509,032
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (d)	210,000	220,777
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	435,000	506,749
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (d)	300,000	303,561
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (d)	288,000	288,703
SOFR + 1.40%, 5.18%, 7/8/2031 (d)	180,000	184,277
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (d)	306,000	310,250
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (d)	235,000	236,784
SOFR + 2.26%, 6.08%, 3/13/2032 (d)	305,000	324,139
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (d)	488,000	530,012
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	150,000	147,717
SOFR + 0.95%, 4.76%, 7/6/2028 (d)	250,000	252,335
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	430,000	418,704

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.05%, 7/17/2030	$260,000	$234,772
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	682,000	604,600
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	354,000	345,702
2.56%, 2/25/2030 (a)	440,000	409,204
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (a) (d)	942,000	851,493
3.20%, 7/18/2029	924,000	890,034
3.68%, 2/22/2027	300,000	298,788
3.74%, 3/7/2029	200,000	197,500
3.75%, 7/18/2039	632,000	554,738
3.96%, 3/2/2028	215,000	214,686
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (d)	415,000	416,648
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (d)	503,000	510,600
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (d)	560,000	575,299
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (d)	450,000	463,518
5 yr. CMT + 0.93%, 5.19%, 9/12/2036 (d)	290,000	294,692
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (d)	745,000	768,415
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (d)	363,000	371,175
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (d)	537,000	552,095
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	500,000	520,200
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (a) (d)	770,000	805,636
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (d)	543,000	569,998
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	572,500	509,657
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	238,300	214,899
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (d)	184,800	162,953
2.56%, 9/13/2031	224,300	198,559
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (a) (d)	189,000	174,243
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	405,000	388,103
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (d)	454,000	459,434
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (a) (d)	350,000	359,306
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (d)	500,000	513,400
Security Description	Principal Amount	Value
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (d)	$210,000	$217,373
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (d)	825,000	852,613
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a) (d)	500,000	517,515
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (d)	255,000	266,702
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (a) (d)	502,000	525,233
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	419,000	433,992
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	490,000	520,027
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	384,000	399,613
Morgan Stanley:
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	848,300	749,023
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	570,000	557,859
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	1,338,000	1,162,829
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	500,000	445,760
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	1,110,000	1,037,128
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	1,060,000	964,377
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	394,000	307,943
3.59%, 7/22/2028 (d)	1,460,000	1,444,612
3.63%, 1/20/2027	2,241,000	2,233,269
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	1,278,000	1,267,009
3.95%, 4/23/2027	900,000	898,065
3.97%, 7/22/2038 (d)	305,000	272,874
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	202,000	202,190
4.30%, 1/27/2045 (a)	538,000	471,912
Series MTN, 4.38%, 1/22/2047	664,000	582,129
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	889,300	893,551
SOFR + 1.10%, 4.65%, 10/18/2030 (d)	1,085,000	1,096,805
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	293,000	297,137
SOFR + 1.38%, 4.99%, 4/12/2029 (d)	625,000	637,187
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	669,000	684,601

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	$430,000	$441,791
SOFR + 1.51%, 5.19%, 4/17/2031 (d)	400,000	413,060
SOFR + 1.11%, 5.23%, 1/15/2031 (d)	500,000	516,090
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	1,115,000	1,149,309
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	697,000	707,385
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	526,000	542,096
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	711,000	740,677
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	817,000	844,043
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	546,000	568,583
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	660,000	667,385
SOFR + 1.42%, 5.59%, 1/18/2036 (d)	470,000	492,132
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	185,000	189,157
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	400,000	417,804
SOFR + 1.76%, 5.66%, 4/17/2036 (d)	1,400,000	1,477,238
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	555,000	591,452
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	995,000	1,042,432
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	1,577,000	1,652,144
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	860,000	895,853
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	1,855,000	2,037,977
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	645,000	685,196
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (d)	1,074,000	1,076,545
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	590,000	595,823
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (d)	970,000	987,664
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	951,000	971,941
5.88%, 10/30/2026	690,000	703,476
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.47%, 7/6/2028 (d)	370,000	372,116
SOFR + 1.08%, 4.73%, 7/18/2031 (d)	1,435,000	1,456,755
Security Description	Principal Amount	Value
National Australia Bank Ltd.:
4.31%, 6/13/2028	$370,000	$373,319
4.50%, 10/26/2027	355,000	358,841
4.53%, 6/13/2030	500,000	508,245
4.90%, 6/13/2028	465,000	476,179
4.90%, 1/14/2030	400,000	412,372
5.09%, 6/11/2027	300,000	305,721
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (d)	460,000	465,152
5.60%, 12/18/2028 (a)	325,000	338,946
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (d)	455,000	416,057
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	500,000	491,170
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	439,000	439,821
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	1,135,000	1,152,286
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	350,000	356,513
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	631,000	644,472
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (d)	200,000	205,096
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (d)	645,000	656,900
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	620,000	653,871
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	279,000	254,286
3.15%, 5/3/2029	200,000	194,138
3.65%, 8/3/2028	166,000	164,954
4.00%, 5/10/2027	551,000	551,948
6.13%, 11/2/2032 (a)	448,000	489,875
Oesterreichische Kontrollbank AG:
Series MTN, 4.13%, 1/18/2029	205,000	207,415
5.00%, 10/23/2026 (a)	502,000	507,728
PNC Bank NA:
3.25%, 1/22/2028	229,000	225,368
4.05%, 7/26/2028	416,000	415,035
SOFR + 0.73%, 4.43%, 7/21/2028 (d)	250,000	251,213
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	856,300	800,615
3.15%, 5/19/2027	1,316,000	1,298,445
3.45%, 4/23/2029	606,000	593,371
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	229,000	227,344

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 4.81%, 10/21/2032 (d)	$235,000	$238,302
SOFR + 1.33%, 4.90%, 5/13/2031 (d)	375,000	382,789
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (d)	589,000	601,157
SOFR + 1.07%, 5.22%, 1/29/2031 (d)	195,000	201,419
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	276,000	282,994
SOFR + 1.42%, 5.37%, 7/21/2036 (d)	491,000	505,524
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (d)	120,000	124,187
SOFR + 1.20%, 5.49%, 5/14/2030 (d)	550,000	572,379
SOFR + 1.39%, 5.58%, 1/29/2036 (d)	135,000	140,912
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	920,000	952,927
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	1,130,000	1,191,653
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	504,000	543,428
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	416,000	426,138
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	507,000	574,446
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	352,773
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (d)	115,000	118,115
SOFR + 1.49%, 5.72%, 6/6/2030 (d)	200,000	208,384
7.38%, 12/10/2037	200,000	230,746
Royal Bank of Canada:
Series GMTN, 1.40%, 11/2/2026	531,000	516,721
Series GMTN, 2.30%, 11/3/2031	195,000	174,295
3.63%, 5/4/2027	315,000	313,778
3.88%, 5/4/2032	100,000	96,969
Series GMTN, 4.24%, 8/3/2027 (a)	330,000	331,960
SOFR + 0.89%, 4.50%, 8/6/2029 (d)	390,000	393,007
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (d)	352,000	353,281
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (d)	596,000	603,152
SOFR + 1.06%, 4.70%, 8/6/2031 (d)	415,000	420,453
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (d)	415,000	418,996
Security Description	Principal Amount	Value
Series GMTN, 4.90%, 1/12/2028	$345,000	$351,921
Series GMTN, 4.95%, 2/1/2029 (a)	630,000	647,583
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (d)	415,000	422,101
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (d)	610,000	624,280
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (d)	500,000	511,850
Series GMTN, 5.00%, 2/1/2033	250,000	258,078
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (d)	500,000	515,135
Series GMTN, 5.20%, 8/1/2028	529,000	545,600
Series MTN, 6.00%, 11/1/2027	819,000	851,662
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (d)	319,000	311,306
3.24%, 10/5/2026	499,000	494,205
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (d)	500,000	510,250
SOFR + 1.61%, 5.47%, 3/20/2029 (d)	255,000	259,990
SOFR + 1.88%, 5.74%, 3/20/2031 (d)	455,000	469,892
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	255,000	266,059
SOFR + 2.70%, 6.57%, 6/12/2029 (d)	250,000	261,998
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	687,000	671,117
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	197,976
SOFR + 1.07%, 4.32%, 9/22/2029 (d)	200,000	199,472
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	725,000	733,214
SOFR + 1.58%, 5.14%, 9/22/2036 (d)	225,000	222,851
SOFR + 1.52%, 5.69%, 4/15/2031 (d)	500,000	521,740
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (d)	300,000	311,808
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	150,000	152,738

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	$615,000	$577,633
2.13%, 7/8/2030	626,000	566,511
2.14%, 9/23/2030	300	269
2.17%, 1/14/2027	184,000	179,683
2.75%, 1/15/2030	452,000	423,877
3.01%, 10/19/2026	507,000	501,747
3.04%, 7/16/2029 (a)	944,000	902,860
SOFR + 1.19%, 4.66%, 7/8/2031 (d)	620,000	626,888
SOFR + 1.38%, 4.95%, 7/8/2033 (d)	500,000	508,465
SOFR + 1.50%, 5.25%, 7/8/2036 (d)	550,000	563,106
5.32%, 7/9/2029	1,105,000	1,144,968
5.42%, 7/9/2031	250,000	261,793
5.45%, 1/15/2032	900,000	941,247
5.52%, 1/13/2028	503,000	518,789
5.56%, 7/9/2034	310,000	327,100
5.63%, 1/15/2035 (a)	500,000	530,630
SOFR + 1.78%, 5.80%, 7/8/2046 (d)	770,000	785,284
5.81%, 9/14/2033 (a)	200,000	214,684
Synchrony Bank 5.63%, 8/23/2027	150,000	153,272
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (d)	190,000	197,315
Toronto-Dominion Bank:
1.95%, 1/12/2027	24,000	23,421
Series GMTN, 2.45%, 1/12/2032	203,000	180,573
Series MTN, 2.80%, 3/10/2027	402,000	395,339
Series MTN, 3.20%, 3/10/2032	417,000	387,014
4.46%, 6/8/2032	490,000	489,745
4.57%, 12/17/2026	500,000	502,835
Series MTN, 4.57%, 6/2/2028 (a)	500,000	506,420
Series MTN, 4.69%, 9/15/2027	552,000	559,165
4.78%, 12/17/2029 (a)	340,000	347,732
Series MTN, 4.81%, 6/3/2030 (a)	500,000	510,940
4.86%, 1/31/2028	555,000	564,774
Series GMTN, 4.98%, 4/5/2027	526,000	533,501
5.16%, 1/10/2028	390,000	399,243
5.26%, 12/11/2026	130,000	131,771
5.30%, 1/30/2032	500,000	522,185
Series MTN, 5.52%, 7/17/2028	269,000	279,166
Truist Bank:
2.25%, 3/11/2030	350,000	319,014
Security Description	Principal Amount	Value
SOFR + 0.77%, 4.42%, 7/24/2028 (d)	$615,000	$617,644
Truist Financial Corp.:
Series MTN, 1.95%, 6/5/2030	250,000	225,175
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	299,000	303,386
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (a) (d)	490,000	488,863
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (d)	415,000	425,338
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (d)	552,000	559,684
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (d)	500,000	514,920
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	256,000	268,585
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	1,457,000	1,543,750
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	570,000	617,458
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	368,000	322,861
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (d)	362,000	352,682
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	265,000	228,605
Series DMTN, 3.00%, 7/30/2029	514,000	491,980
Series X, 3.15%, 4/27/2027	400,000	395,060
Series MTN, 3.90%, 4/26/2028	130,000	129,788
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	572,000	576,153
SOFR + 1.23%, 4.65%, 2/1/2029 (d)	899,000	908,727
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	339,000	340,407
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	144,000	144,665
SOFR + 1.06%, 5.05%, 2/12/2031 (d)	290,000	297,317
SOFR + 1.30%, 5.08%, 5/15/2031 (d)	425,000	436,760
SOFR + 1.25%, 5.10%, 7/23/2030 (d)	835,000	858,572
SOFR + 1.56%, 5.38%, 1/23/2030 (d)	500,000	517,000
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (d)	190,000	196,530
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	450,000	473,904
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	1,000,000	1,040,880
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	396,000	421,788

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	$425,000	$436,381
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (d)	600,000	601,998
SOFR + 0.91%, 4.73%, 5/15/2028 (d)	250,000	252,278
UBS AG:
5.00%, 7/9/2027	540,000	548,807
5.65%, 9/11/2028	770,000	804,773
UBS Group AG 4.88%, 5/15/2045	600,000	562,836
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,086,239
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (d)	105,000	105,040
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	1,101,000	1,070,249
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	965,000	896,813
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (d)	600,000	567,822
3.00%, 10/23/2026	798,000	789,813
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	1,118,700	868,268
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	1,216,000	1,131,707
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,315,000	1,302,889
3.90%, 5/1/2045	905,000	741,838
SOFR + 0.88%, 4.08%, 9/15/2029 (d)	490,000	487,966
Series GMTN, 4.30%, 7/22/2027	704,000	706,506
Series MTN, 4.40%, 6/14/2046	543,000	458,851
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	464,500	466,999
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	574,000	504,207
Series MTN, 4.65%, 11/4/2044	551,000	486,952
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (d)	750,000	748,297
Series GMTN, 4.90%, 11/17/2045	689,000	627,748
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (d)	520,000	524,784
SOFR + 1.37%, 4.97%, 4/23/2029 (d)	1,470,000	1,497,886
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	$1,889,000	$1,765,327
SOFR + 1.50%, 5.15%, 4/23/2031 (a) (d)	2,460,000	2,537,539
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	510,000	525,392
SOFR + 1.38%, 5.21%, 12/3/2035 (d)	785,000	802,129
SOFR + 1.11%, 5.24%, 1/24/2031 (d)	385,000	398,302
5.38%, 11/2/2043	812,000	793,121
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	1,586,000	1,647,886
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	1,045,000	1,089,726
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	1,150,000	1,207,925
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	1,540,000	1,595,902
5.61%, 1/15/2044	1,134,300	1,135,990
SOFR + 1.74%, 5.61%, 4/23/2036 (a) (d)	1,500,000	1,573,740
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	925,000	979,908
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	1,245,000	1,383,805
Series B, 7.95%, 11/15/2029	695,000	779,581
Wells Fargo Bank NA:
5.25%, 12/11/2026	238,000	241,475
5.95%, 8/26/2036	350,000	372,886
Westpac Banking Corp.:
2.15%, 6/3/2031	310,000	278,727
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	1,050,000	942,669
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	300,000	267,654
3.40%, 1/25/2028	1,212,000	1,198,801
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	342,000	334,791
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	567,000	565,458
4.35%, 7/1/2030 (a)	500,000	504,500
4.42%, 7/24/2039	250,000	230,825
Series GMTN, 4.60%, 10/20/2026	425,000	427,788
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (d)	169,000	174,016
5.46%, 11/18/2027	200,000	206,384
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (a) (d)	450,000	463,851
6.82%, 11/17/2033	270,000	302,154
Zions Bancorp NA:
3.25%, 10/29/2029	237,000	222,517

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.16%, 4.70%, 8/18/2028 (d)	$250,000	$250,820
SOFR + 2.83%, 6.82%, 11/19/2035 (d)	300,000	319,659
		440,997,040
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,976,000	1,952,130
4.90%, 2/1/2046	3,797,000	3,553,878
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	373,000	367,289
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 4/15/2048	300,500	272,043
4.75%, 1/23/2029	1,266,000	1,291,877
4.90%, 1/23/2031 (a)	473,000	488,898
4.95%, 1/15/2042	425,000	408,863
5.45%, 1/23/2039	312,000	322,109
5.55%, 1/23/2049	1,210,000	1,223,939
5.80%, 1/23/2059	330,000	343,985
8.00%, 11/15/2039	300,000	384,732
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	250,000	252,892
Coca-Cola Co.:
1.00%, 3/15/2028	632,511	592,682
1.38%, 3/15/2031 (a)	292,000	253,964
1.45%, 6/1/2027	758,000	729,969
1.65%, 6/1/2030	776,000	697,570
2.00%, 3/5/2031	387,000	347,886
2.13%, 9/6/2029	496,000	464,405
2.25%, 1/5/2032 (a)	300,000	268,473
2.50%, 3/15/2051	506,000	309,358
2.88%, 5/5/2041	443,000	340,716
3.38%, 3/25/2027	836,000	831,670
3.45%, 3/25/2030	734,000	716,046
4.20%, 3/25/2050	200,000	170,194
4.65%, 8/14/2034 (a)	243,000	247,041
5.20%, 1/14/2055	175,000	171,581
5.40%, 5/13/2064	145,000	144,294
Coca-Cola Consolidated, Inc. 5.25%, 6/1/2029	300,000	310,212
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	300,000	281,757
5.10%, 5/6/2035	297,000	299,141
5.25%, 11/26/2043	260,000	253,284
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	295,000	260,048
2.88%, 5/1/2030	188,000	175,880
3.15%, 8/1/2029	200,200	192,108
3.60%, 2/15/2028	270,000	266,379
3.70%, 12/6/2026	200,000	198,990
3.75%, 5/1/2050	173,000	127,013
Security Description	Principal Amount	Value
4.10%, 2/15/2048	$100,000	$78,876
4.35%, 5/9/2027	328,000	328,866
4.50%, 5/9/2047	151,000	126,647
4.65%, 11/15/2028	126,000	127,423
4.75%, 5/9/2032 (a)	250,000	251,425
4.80%, 5/1/2030	290,000	294,066
5.25%, 11/15/2048	469,000	436,780
Diageo Capital PLC:
2.00%, 4/29/2030	879,400	799,172
2.13%, 4/29/2032	200,000	173,040
3.88%, 5/18/2028	414,000	412,568
5.50%, 1/24/2033	300,000	315,828
5.63%, 10/5/2033 (a)	490,000	520,630
Diageo Investment Corp. 7.45%, 4/15/2035	476,000	572,414
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	251,000	183,433
4.38%, 5/10/2043	1,000	881
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030 (a)	398,000	375,417
3.35%, 3/15/2051 (a)	200,000	132,326
3.43%, 6/15/2027	200,000	197,308
3.80%, 5/1/2050	200,000	145,558
4.05%, 4/15/2032	495,000	473,240
4.35%, 5/15/2028	255,000	254,990
4.50%, 11/15/2045	288,000	237,784
4.60%, 5/25/2028	200,000	201,138
4.60%, 5/15/2030	250,000	250,200
5.05%, 3/15/2029	335,000	340,990
5.09%, 5/25/2048	207,000	183,630
5.15%, 5/15/2035 (a)	250,000	247,757
5.30%, 3/15/2034 (a)	500,000	505,185
Molson Coors Beverage Co.:
4.20%, 7/15/2046	450,000	365,967
5.00%, 5/1/2042	272,000	254,018
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	490,000	497,713
4.65%, 2/16/2027	540,000	545,497
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	122,500	106,446
1.95%, 10/21/2031	479,000	421,075
2.38%, 10/6/2026	200,000	197,130
2.63%, 7/29/2029	300,000	285,519
2.63%, 10/21/2041	748,000	544,327
2.75%, 3/19/2030	500,000	472,450
2.75%, 10/21/2051	321,000	205,594
2.88%, 10/15/2049	200,000	134,198
3.00%, 10/15/2027	589,000	579,959
3.45%, 10/6/2046	300,000	229,275
3.60%, 2/18/2028	245,000	243,826
3.63%, 3/19/2050	370,000	283,350
3.88%, 3/19/2060	200,000	155,318
3.90%, 7/18/2032	360,000	351,450

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/2/2047	$300,000	$248,343
4.10%, 1/15/2029	450,000	451,678
4.25%, 10/22/2044	200,000	175,450
4.30%, 7/23/2030 (a)	85,000	85,541
4.40%, 2/7/2027	250,000	251,950
4.45%, 2/7/2028	500,000	506,965
4.45%, 4/14/2046	286,000	255,664
4.60%, 2/7/2030	355,000	362,810
4.65%, 7/23/2032	175,000	177,677
4.65%, 2/15/2053	368,000	329,400
4.80%, 7/17/2034 (a)	235,000	238,704
4.88%, 11/1/2040	175,000	171,152
5.00%, 2/7/2035 (a)	500,000	511,450
5.00%, 7/23/2035	85,000	86,493
5.25%, 7/17/2054 (a)	200,000	196,972
		37,604,229
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	813,233
2.20%, 2/21/2027	740,000	722,018
2.45%, 2/21/2030	475,000	440,012
2.77%, 9/1/2053	300,000	182,112
2.80%, 8/15/2041	240,000	176,618
3.15%, 2/21/2040	293,000	230,702
3.20%, 11/2/2027	897,000	882,244
3.35%, 2/22/2032	650,000	610,012
3.38%, 2/21/2050	536,000	387,742
4.05%, 8/18/2029	641,000	638,173
4.20%, 3/1/2033	255,000	247,960
4.20%, 2/22/2052	200,000	160,492
4.40%, 5/1/2045	769,000	667,630
4.40%, 2/22/2062	492,000	393,098
4.56%, 6/15/2048	524,000	452,642
4.66%, 6/15/2051	657,000	573,863
5.15%, 3/2/2028	1,091,000	1,116,300
5.25%, 3/2/2033	1,100,000	1,139,523
5.60%, 3/2/2043	2,214,000	2,241,188
5.65%, 3/2/2053	1,137,000	1,134,863
5.75%, 3/2/2063	440,000	438,975
Baxalta, Inc. 5.25%, 6/23/2045	100,000	96,035
Biogen, Inc.:
2.25%, 5/1/2030	661,000	603,057
3.25%, 2/15/2051	200,000	130,718
5.05%, 1/15/2031 (a)	155,000	159,256
5.20%, 9/15/2045	353,000	325,618
5.75%, 5/15/2035 (a)	140,000	146,685
6.45%, 5/15/2055	140,000	150,063
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	200,000	197,238
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	536,602
1.65%, 10/1/2030	403,000	357,372
2.60%, 10/1/2040	312,000	228,996
2.80%, 10/1/2050	489,000	315,640
Security Description	Principal Amount	Value
2.95%, 3/1/2027	$275,000	$271,167
4.00%, 9/1/2036	418,000	388,644
4.15%, 3/1/2047	590,000	497,518
4.60%, 9/1/2035	385,000	380,561
4.75%, 3/1/2046	712,000	654,698
5.10%, 6/15/2035	415,000	426,371
5.25%, 10/15/2033	200,000	209,648
5.50%, 11/15/2054	350,000	352,310
5.55%, 10/15/2053	472,000	476,583
5.60%, 11/15/2064	350,000	354,214
Illumina, Inc.:
2.55%, 3/23/2031	368,000	328,863
5.75%, 12/13/2027	200,000	205,696
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	406,000	357,970
2.80%, 9/15/2050	200,000	124,464
Royalty Pharma PLC:
1.75%, 9/2/2027	283,000	270,381
2.15%, 9/2/2031	221,000	192,462
2.20%, 9/2/2030	163,000	146,253
3.35%, 9/2/2051 (a)	187,000	125,212
4.45%, 3/25/2031 (a)	250,000	247,870
5.20%, 9/25/2035	250,000	249,870
5.40%, 9/2/2034	500,000	510,530
5.90%, 9/2/2054	415,000	413,564
5.95%, 9/25/2055	125,000	125,536
		24,207,065
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	552,000	412,051
2.80%, 5/15/2050	210,000	136,643
4.30%, 6/11/2028	200,000	202,060
4.60%, 2/8/2029	500,000	509,115
4.85%, 2/8/2034 (a)	500,000	507,785
4.90%, 10/11/2032	200,000	205,266
Albemarle Corp. 5.05%, 6/1/2032 (a)	200,000	197,544
Cabot Corp. 4.00%, 7/1/2029	254,000	250,746
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	368,236
5.15%, 3/15/2034	292,000	294,260
Dow Chemical Co.:
4.25%, 10/1/2034	250,000	230,173
4.38%, 11/15/2042	588,000	479,502
4.63%, 10/1/2044	360,000	299,311
4.80%, 11/30/2028	204,000	206,183
4.80%, 1/15/2031	500,000	498,030
5.25%, 11/15/2041	769,000	708,987
5.35%, 3/15/2035 (a)	500,000	497,495
5.55%, 11/30/2048 (a)	200,000	182,148
5.65%, 3/15/2036 (a)	315,000	316,386
5.95%, 3/15/2055 (a)	500,000	475,305
6.30%, 3/15/2033 (a)	240,000	257,950

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 11/1/2029 (a)	$199,000	$220,838
9.40%, 5/15/2039	152,000	198,442
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	819,000	825,675
5.32%, 11/15/2038	305,000	314,052
5.42%, 11/15/2048	424,000	419,383
Eastman Chemical Co.:
4.50%, 12/1/2028	200,000	200,786
4.65%, 10/15/2044	110,000	93,939
4.80%, 9/1/2042	660,000	584,681
5.00%, 8/1/2029	65,000	66,186
5.63%, 2/20/2034 (a)	300,000	308,922
Ecolab, Inc.:
2.13%, 8/15/2050	200,000	111,464
2.70%, 11/1/2026	200,000	197,382
2.70%, 12/15/2051	206,000	129,994
4.30%, 6/15/2028	130,000	131,063
4.80%, 3/24/2030	363,000	372,358
5.00%, 9/1/2035 (a)	330,000	336,504
5.25%, 1/15/2028	556,000	571,329
5.50%, 12/8/2041	200,000	206,498
EIDP, Inc.:
2.30%, 7/15/2030	288,000	265,219
4.80%, 5/15/2033	510,000	513,208
5.13%, 5/15/2032	290,000	297,998
FMC Corp.:
3.20%, 10/1/2026	450,000	444,730
3.45%, 10/1/2029	250,000	236,195
5.65%, 5/18/2033 (a)	200,000	199,876
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	310,000	272,667
Linde, Inc.:
1.10%, 8/10/2030	250	218
3.55%, 11/7/2042	207,000	167,264
Lubrizol Corp. 6.50%, 10/1/2034	335,000	378,912
LYB International Finance BV 4.88%, 3/15/2044	358,000	306,298
LYB International Finance III LLC:
3.38%, 10/1/2040	537,000	396,693
3.63%, 4/1/2051 (a)	274,000	183,248
4.20%, 10/15/2049	248,000	183,681
4.20%, 5/1/2050	494,000	365,674
5.50%, 3/1/2034 (a)	327,000	328,223
5.63%, 5/15/2033 (a)	200,000	205,724
6.15%, 5/15/2035 (a)	125,000	130,281
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	200,000	157,176
Mosaic Co.:
4.05%, 11/15/2027	256,000	255,370
5.38%, 11/15/2028	105,000	108,256
5.45%, 11/15/2033	328,000	338,486
5.63%, 11/15/2043	100,000	98,829
Security Description	Principal Amount	Value
Nutrien Ltd.:
2.95%, 5/13/2030 (a)	$327,000	$308,106
3.95%, 5/13/2050	250,000	193,843
4.00%, 12/15/2026	628,000	626,750
4.13%, 3/15/2035	260,000	240,929
4.50%, 3/12/2027	145,000	145,745
4.90%, 3/27/2028	325,000	330,561
4.90%, 6/1/2043	140,000	128,905
5.00%, 4/1/2049	193,000	176,016
5.20%, 6/21/2027	150,000	152,501
5.25%, 3/12/2032	155,000	159,926
5.40%, 6/21/2034	350,000	360,364
PPG Industries, Inc. 3.75%, 3/15/2028	278,000	275,840
RPM International, Inc.:
2.95%, 1/15/2032	200,000	180,542
3.75%, 3/15/2027	200,000	198,600
Sherwin-Williams Co.:
2.20%, 3/15/2032	194,000	169,168
2.30%, 5/15/2030	165,000	151,330
2.95%, 8/15/2029	234,000	223,580
3.45%, 6/1/2027	349,000	345,793
4.30%, 8/15/2028	385,000	386,971
4.50%, 8/15/2030	340,000	342,305
4.55%, 3/1/2028	350,000	353,553
4.80%, 9/1/2031	105,000	107,234
5.15%, 8/15/2035 (a)	225,000	228,920
Westlake Corp.:
3.13%, 8/15/2051	215,000	133,588
3.38%, 6/15/2030 (a)	200,000	190,614
3.38%, 8/15/2061	200,000	120,930
5.00%, 8/15/2046 (a)	200,000	176,328
		24,767,840
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	200,000	153,452
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	404,000	353,670
1.70%, 5/15/2028	200,000	189,370
4.45%, 9/9/2034 (a)	200,000	199,030
4.75%, 5/8/2032	440,000	450,538
Block Financial LLC:
3.88%, 8/15/2030	415,000	399,753
5.38%, 9/15/2032	225,000	227,057
Brown University Series A, 2.92%, 9/1/2050	200,000	134,716
California Endowment Series 2021, 2.50%, 4/1/2051 (a)	150,000	88,491
California Institute of Technology:
3.65%, 9/1/2119	224,000	145,873
4.32%, 8/1/2045	164,000	142,998

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	$200,000	$188,994
Cintas Corp. No. 2:
3.70%, 4/1/2027 (a)	355,000	353,598
4.20%, 5/1/2028	225,000	225,819
Claremont Mckenna College 3.78%, 1/1/2122	125,000	83,240
Cornell University 4.84%, 6/15/2034	200,000	203,724
Duke University Series 2020, 2.68%, 10/1/2044	150,000	110,571
Equifax, Inc.:
2.35%, 9/15/2031	283,000	250,152
3.10%, 5/15/2030	300,000	284,007
4.80%, 9/15/2029	250,000	254,135
5.10%, 12/15/2027	276,000	281,147
Ford Foundation Series 2020, 2.82%, 6/1/2070	200,000	115,602
George Washington University:
Series 2014, 4.30%, 9/15/2044	200,000	172,490
Series 2015, 4.87%, 9/15/2045	262,000	243,390
Georgetown University:
Series B, 4.32%, 4/1/2049	150,000	126,074
Series A, 5.22%, 10/1/2118	200,000	178,902
Global Payments, Inc.:
2.15%, 1/15/2027	400,000	389,828
2.90%, 5/15/2030	312,000	288,793
2.90%, 11/15/2031	226,000	202,471
4.15%, 8/15/2049 (a)	250,000	190,790
5.30%, 8/15/2029	253,000	258,766
5.95%, 8/15/2052 (a)	444,000	436,301
GXO Logistics, Inc.:
2.65%, 7/15/2031	270,000	240,656
6.50%, 5/6/2034 (a)	222,000	238,410
J Paul Getty Trust 4.91%, 4/1/2035	470,000	481,708
Johns Hopkins University Series A, 4.71%, 7/1/2032	198,000	201,392
Leland Stanford Junior University:
3.65%, 5/1/2048	285,000	225,566
Series 2025, 4.15%, 8/1/2030	415,000	416,121
4.68%, 3/1/2035 (a)	500,000	503,645
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051 (a)	150,000	87,429
3.07%, 4/1/2052	200,000	137,856
3.89%, 7/1/2116 (a)	525,000	375,475
5.60%, 7/1/2111	372,000	375,553
Security Description	Principal Amount	Value
5.62%, 6/1/2055	$145,000	$153,158
Moody's Corp.:
2.75%, 8/19/2041	413,000	297,934
4.25%, 2/1/2029	262,000	263,061
4.25%, 8/8/2032	441,000	435,677
5.00%, 8/5/2034	35,000	35,718
5.25%, 7/15/2044	384,000	376,205
Northwestern University 4.94%, 12/1/2035	300,000	307,668
PayPal Holdings, Inc.:
2.30%, 6/1/2030	305,000	280,908
2.65%, 10/1/2026	450,000	444,461
2.85%, 10/1/2029	489,000	466,242
3.90%, 6/1/2027	100,000	99,980
4.40%, 6/1/2032 (a)	364,000	364,149
4.45%, 3/6/2028	125,000	126,353
5.05%, 6/1/2052 (a)	313,000	293,938
5.10%, 4/1/2035	175,000	179,013
5.15%, 6/1/2034 (a)	350,000	360,556
President & Fellows of Harvard College:
2.52%, 10/15/2050 (a)	280,000	173,384
3.30%, 7/15/2056	200,500	140,310
3.75%, 11/15/2052	200,000	156,578
4.61%, 2/15/2035 (a)	150,000	150,797
4.89%, 3/15/2030 (a)	115,000	118,659
5.26%, 3/15/2036	170,000	178,486
Quanta Services, Inc.:
2.90%, 10/1/2030	250,000	233,475
4.30%, 8/9/2028	500,000	502,425
4.50%, 1/15/2031	500,000	499,975
4.75%, 8/9/2027 (a)	85,000	85,968
5.10%, 8/9/2035	500,000	501,605
5.25%, 8/9/2034	175,000	179,170
RELX Capital, Inc.:
3.00%, 5/22/2030	438,000	414,922
4.00%, 3/18/2029	300,000	298,410
4.75%, 3/27/2030	110,000	112,306
5.25%, 3/27/2035	110,000	113,544
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	200,000	123,248
Rollins, Inc. 5.25%, 2/24/2035	304,000	309,113
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	214,000	186,458
2.45%, 3/1/2027	419,000	410,448
2.70%, 3/1/2029	149,000	142,370
2.90%, 3/1/2032	405,000	371,178
2.95%, 1/22/2027	200,000	197,344
3.25%, 12/1/2049	109,000	78,262
3.70%, 3/1/2052 (a)	342,000	263,350
4.25%, 5/1/2029	306,000	307,356
5.25%, 9/15/2033	361,000	378,108
Thomas Jefferson University 3.85%, 11/1/2057	141,000	100,995

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TR Finance LLC 5.50%, 8/15/2035	$325,000	$337,243
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	200,000	178,626
Trustees of Dartmouth College 4.27%, 6/1/2030	355,000	357,481
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	126,692
4.20%, 3/1/2052	150,000	127,181
4.65%, 7/1/2030 (a)	145,000	148,358
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	350,000	229,975
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	200,000	150,864
University of Southern California:
2.81%, 10/1/2050	428,000	278,555
Series 2017, 3.84%, 10/1/2047	200,000	160,904
5.25%, 10/1/2111	280,000	264,519
Verisk Analytics, Inc.:
4.50%, 8/15/2030	270,000	270,907
5.13%, 2/15/2036 (a)	340,000	343,189
5.25%, 3/15/2035	280,000	285,295
Washington University:
Series 2022, 3.52%, 4/15/2054	100,000	73,333
4.35%, 4/15/2122	250,000	194,640
William Marsh Rice University 3.57%, 5/15/2045	200,000	160,914
Yale University:
Series 2020, 1.48%, 4/15/2030	315,000	281,509
Series 2025, 4.70%, 4/15/2032	175,000	178,981
		25,969,984
COMPUTERS — 0.3%
Amdocs Ltd. 2.54%, 6/15/2030 (a)	100,000	91,602
Apple, Inc.:
1.20%, 2/8/2028	578,000	544,909
1.40%, 8/5/2028	630,000	590,549
1.65%, 5/11/2030	469,000	423,601
1.65%, 2/8/2031	685,000	606,992
1.70%, 8/5/2031 (a)	307,000	270,495
2.20%, 9/11/2029	797,000	747,857
2.38%, 2/8/2041	244,000	175,636
2.40%, 8/20/2050	399,000	241,830
2.55%, 8/20/2060	159,000	92,993
Security Description	Principal Amount	Value
2.65%, 5/11/2050	$311,000	$198,947
2.65%, 2/8/2051	912,000	579,074
2.70%, 8/5/2051	200,000	127,422
2.80%, 2/8/2061	200,000	120,658
2.90%, 9/12/2027 (a)	358,000	352,612
2.95%, 9/11/2049	549,000	375,999
3.00%, 6/20/2027	457,000	451,301
3.00%, 11/13/2027 (a)	444,000	437,931
3.20%, 5/11/2027 (a)	644,000	639,164
3.35%, 2/9/2027	720,000	716,004
3.35%, 8/8/2032 (a)	200,000	190,972
3.45%, 2/9/2045	880,000	697,479
3.75%, 9/12/2047	460,000	369,762
3.75%, 11/13/2047	402,000	324,125
3.85%, 5/4/2043	1,205,000	1,027,443
3.85%, 8/4/2046	727,000	601,738
3.95%, 8/8/2052	499,000	405,467
4.10%, 8/8/2062	395,000	318,485
4.25%, 2/9/2047	282,000	246,632
4.38%, 5/13/2045	722,000	652,276
4.45%, 5/6/2044 (a)	473,000	443,447
4.50%, 2/23/2036 (a)	547,000	552,979
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	513,000	515,863
5.25%, 2/1/2028	315,000	322,311
5.30%, 10/1/2029	547,500	565,376
5.75%, 2/1/2033	710,000	751,308
8.10%, 7/15/2036	225,000	274,003
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	273,000	295,233
6.35%, 10/15/2045	570,000	599,794
HP, Inc.:
3.00%, 6/17/2027	364,000	357,142
4.00%, 4/15/2029	330,000	326,027
4.20%, 4/15/2032	200,000	193,972
4.75%, 1/15/2028	417,000	422,534
5.50%, 1/15/2033 (a)	455,000	471,193
6.00%, 9/15/2041 (a)	516,000	533,240
International Business Machines Corp.:
1.95%, 5/15/2030 (a)	405,000	366,736
2.85%, 5/15/2040	325,000	245,433
3.30%, 1/27/2027	400,000	396,528
3.43%, 2/9/2052	325,000	229,183
3.50%, 5/15/2029	933,000	914,228
4.00%, 6/20/2042	183,000	155,449
4.15%, 5/15/2039	649,000	582,393
4.25%, 5/15/2049	1,254,000	1,036,632
4.50%, 2/6/2028	270,000	272,813
4.90%, 7/27/2052	274,000	248,449
5.60%, 11/30/2039	600,000	627,570
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	200,000	190,576

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 10/15/2031	$450,000	$409,765
Leidos, Inc.:
2.30%, 2/15/2031	540,000	481,696
4.38%, 5/15/2030	238,000	237,179
NetApp, Inc. 2.70%, 6/22/2030	358,000	331,376
Western Digital Corp. 2.85%, 2/1/2029	200,000	188,298
		26,158,681
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (c)	375,000	377,317
4.70%, 4/7/2028 (c)	60,000	60,713
4.95%, 4/7/2030 (c)	525,000	536,587
5.40%, 4/7/2035 (c)	450,000	463,194
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	259,464
3.75%, 12/1/2027	399,000	395,864
5.25%, 9/15/2035	15,000	15,191
5.55%, 9/15/2040	40,000	40,510
Carrier Global Corp.:
2.49%, 2/15/2027	210,800	206,371
2.72%, 2/15/2030	875,000	820,024
3.38%, 4/5/2040	430,000	347,126
3.58%, 4/5/2050	774,000	578,937
6.20%, 3/15/2054	230,000	249,950
CRH America Finance, Inc.:
5.50%, 1/9/2035 (a)	500,000	521,670
5.88%, 1/9/2055 (a)	200,000	210,360
CRH SMW Finance DAC 5.13%, 1/9/2030	385,000	396,342
Eagle Materials, Inc. 2.50%, 7/1/2031	130,000	117,428
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	352,000	373,057
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	173,786
6.00%, 1/15/2036	250,000	272,807
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	393,000	400,337
5.50%, 4/19/2029	250,000	260,325
Lennox International, Inc. 5.50%, 9/15/2028	200,000	206,728
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	267,000	248,120
3.20%, 7/15/2051	295,000	202,898
4.25%, 12/15/2047	200,000	167,670
5.15%, 12/1/2034	355,000	362,043
5.50%, 12/1/2054 (a)	330,000	327,518
Security Description	Principal Amount	Value
Masco Corp.:
1.50%, 2/15/2028	$240,000	$225,898
2.00%, 10/1/2030	200,000	178,774
Mohawk Industries, Inc. 3.63%, 5/15/2030	220,000	212,300
Owens Corning:
3.95%, 8/15/2029	200,000	197,514
4.30%, 7/15/2047	326,000	269,344
4.40%, 1/30/2048	159,000	132,156
5.50%, 6/15/2027	250,000	255,410
5.70%, 6/15/2034 (a)	290,000	305,408
7.00%, 12/1/2036	220,000	251,687
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	256,550
Trane Technologies Holdco, Inc.:
3.75%, 8/21/2028	403,000	400,280
4.30%, 2/21/2048	290,000	245,598
5.75%, 6/15/2043	220,000	231,504
Vulcan Materials Co.:
3.50%, 6/1/2030	703,000	679,133
4.70%, 3/1/2048	200,000	177,844
4.95%, 12/1/2029	220,000	225,353
		12,837,090
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	762,525
5.05%, 3/22/2053	337,000	313,299
5.10%, 3/22/2043	499,000	481,575
Unilever Capital Corp.:
4.88%, 9/8/2028	675,000	693,420
5.00%, 12/8/2033	200,000	207,740
		2,458,559
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	200,000	206,652
6.25%, 6/15/2033 (a)	140,000	149,395
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	119,384
4.20%, 5/15/2047	590,000	497,199
4.45%, 9/15/2034	145,000	143,093
4.60%, 6/15/2045	125,000	113,718
		1,229,441
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	1,120,000	1,100,602
3.00%, 10/29/2028	1,445,000	1,392,864
3.30%, 1/30/2032	919,000	846,987
3.40%, 10/29/2033	407,000	366,035
3.65%, 7/21/2027	312,000	309,292
3.85%, 10/29/2041	405,000	333,230

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/23/2028	$292,000	$289,690
4.38%, 11/15/2030 (b)	150,000	149,300
4.63%, 9/10/2029 (a)	295,000	297,711
4.88%, 4/1/2028	495,000	502,524
4.95%, 9/10/2034	500,000	498,055
5.00%, 11/15/2035 (b)	150,000	148,545
5.10%, 1/19/2029 (a)	439,000	449,382
5.38%, 12/15/2031	475,000	491,449
6.15%, 9/30/2030 (a)	566,000	606,390
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	250,000	256,225
Air Lease Corp.:
2.20%, 1/15/2027	193,000	187,793
Series MTN, 2.88%, 1/15/2032	242,000	216,648
Series MTN, 3.00%, 2/1/2030 (a)	229,000	213,362
3.13%, 12/1/2030	217,000	200,627
4.63%, 10/1/2028	625,000	627,931
5.10%, 3/1/2029	200,000	203,154
Series MTN, 5.20%, 7/15/2031	125,000	127,368
5.30%, 2/1/2028 (a)	250,000	254,548
5.85%, 12/15/2027	290,000	298,668
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	449,331
4.75%, 6/9/2027	225,000	226,334
SOFR + 1.73%, 5.54%, 1/17/2031 (d)	160,000	163,229
SOFR + 1.78%, 5.55%, 7/31/2033 (d)	500,000	501,215
SOFR + 1.96%, 5.74%, 5/15/2029 (d)	110,000	112,618
SOFR + 2.29%, 6.18%, 7/26/2035 (d)	250,000	257,913
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	510,000	538,565
7.10%, 11/15/2027	200,000	210,378
8.00%, 11/1/2031 (a)	200,000	227,726
8.00%, 11/1/2031	286,000	326,172
American Express Co.:
1.65%, 11/4/2026	350,000	341,316
2.55%, 3/4/2027	965,000	946,182
3.30%, 5/3/2027	900,000	891,198
4.05%, 5/3/2029	870,000	871,792
4.05%, 12/3/2042	385,000	333,791
SOFR + 0.81%, 4.35%, 7/20/2029 (d)	350,000	351,883
SOFR + 1.26%, 4.73%, 4/25/2029 (d)	190,000	192,913
SOFR + 1.22%, 4.92%, 7/20/2033 (d)	115,000	116,962
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	650,000	662,259
SOFR + 1.44%, 5.02%, 4/25/2031 (d)	175,000	180,007
Security Description	Principal Amount	Value
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	$400,000	$406,880
SOFR + 1.84%, 5.04%, 5/1/2034 (d)	180,000	184,577
SOFR + 1.02%, 5.09%, 1/30/2031 (d)	440,000	453,367
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	462,000	468,191
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	289,000	298,051
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	450,000	464,436
SOFR + 1.32%, 5.44%, 1/30/2036 (d)	125,000	129,836
SOFR + 1.09%, 5.53%, 4/25/2030 (a) (d)	486,000	507,719
SOFR + 1.93%, 5.63%, 7/28/2034 (d)	60,000	62,842
SOFR + 1.79%, 5.67%, 4/25/2036 (d)	135,000	143,000
5.85%, 11/5/2027	466,000	482,897
SOFR + 1.63%, 5.92%, 4/25/2035 (d)	300,000	319,305
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	364,000	398,835
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	394,000	390,048
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	200,000	200,894
5.15%, 5/15/2033	111,000	115,042
5.20%, 4/15/2035	325,000	331,247
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	130,000	123,469
Apollo Global Management, Inc.:
5.15%, 8/12/2035	235,000	236,116
5.80%, 5/21/2054	204,000	206,638
6.38%, 11/15/2033	318,000	351,101
ARES Management Corp. 5.60%, 10/11/2054	200,000	192,866
BGC Group, Inc.:
6.15%, 4/2/2030 (c)	375,000	384,187
6.60%, 6/10/2029	204,000	212,435
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	215,000	217,885
4.90%, 1/8/2035	90,000	92,193
5.00%, 3/14/2034	428,000	441,182
5.25%, 3/14/2054	204,000	199,084
5.35%, 1/8/2055	275,000	272,682
Blackrock, Inc.:
1.90%, 1/28/2031	150,000	133,761
2.40%, 4/30/2030	300,000	279,267
3.25%, 4/30/2029	239,000	233,723
4.75%, 5/25/2033	1,245,000	1,272,502

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	$353,000	$356,022
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	315,000	330,570
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	280,000	290,511
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	155,000	108,198
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	91,276
3.90%, 1/25/2028	365,000	362,343
4.35%, 4/15/2030	175,000	174,825
4.85%, 3/29/2029	682,000	693,403
5.33%, 1/15/2036	200,000	201,056
5.68%, 1/15/2035	250,000	260,170
5.97%, 3/4/2054	300,000	309,651
6.35%, 1/5/2034	477,000	520,278
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	271,000	264,090
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	200,000	192,786
3.65%, 5/11/2027	1,271,600	1,262,025
3.75%, 3/9/2027	737,200	733,005
3.80%, 1/31/2028	462,300	458,639
4.10%, 2/9/2027	499,000	498,306
SOFR + 1.25%, 4.49%, 9/11/2031 (d)	250,000	247,993
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	446,000	450,545
SOFR + 1.63%, 5.20%, 9/11/2036 (d)	420,000	415,380
SOFR + 2.60%, 5.25%, 7/26/2030 (d)	400,000	410,984
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	200,000	204,530
SOFR + 1.56%, 5.46%, 7/26/2030 (a) (d)	200,000	207,058
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	405,000	415,133
SOFR + 1.91%, 5.70%, 2/1/2030 (d)	200,000	207,662
SOFR + 2.60%, 5.82%, 2/1/2034 (d)	570,000	597,827
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	189,000	198,129
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (d)	500,000	519,105
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	245,000	256,981
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	550,000	594,396
6.70%, 11/29/2032	260,000	286,985
Security Description	Principal Amount	Value
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	$258,000	$265,683
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	200,000	226,214
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	329,000	388,631
Carlyle Group, Inc. 5.05%, 9/19/2035 (a)	415,000	411,950
Cboe Global Markets, Inc. 1.63%, 12/15/2030	501,000	440,179
Charles Schwab Corp.:
1.95%, 12/1/2031 (a)	504,000	437,487
2.00%, 3/20/2028	339,000	323,833
2.30%, 5/13/2031	248,000	223,282
2.45%, 3/3/2027	890,000	870,856
2.75%, 10/1/2029	399,000	378,831
2.90%, 3/3/2032	334,000	304,321
3.20%, 3/2/2027	261,000	258,267
3.25%, 5/22/2029 (a)	229,000	222,405
3.30%, 4/1/2027	317,000	313,973
4.00%, 2/1/2029	311,000	310,894
4.63%, 3/22/2030	400,000	408,136
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	344,000	368,135
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	400,000	435,592
CI Financial Corp. 3.20%, 12/17/2030 (a)	689,000	618,412
CME Group, Inc.:
2.65%, 3/15/2032	453,000	411,600
4.15%, 6/15/2048	225,000	191,792
4.40%, 3/15/2030	200,000	202,310
Credit Suisse USA LLC 7.13%, 7/15/2032	397,000	456,133
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	522,890
Franklin Resources, Inc. 1.60%, 10/30/2030	482,000	421,066
Hercules Capital, Inc. 6.00%, 6/16/2030	300,000	306,084
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	556,425
2.10%, 6/15/2030	598,000	543,104
3.00%, 6/15/2050	644,000	431,049
3.00%, 9/15/2060	402,000	249,401
3.10%, 9/15/2027	400,000	393,168
3.75%, 9/21/2028 (a)	307,000	304,366
4.00%, 9/15/2027	713,000	712,936
4.60%, 3/15/2033 (a)	171,000	172,103
4.95%, 6/15/2052 (a)	491,000	455,820
5.20%, 6/15/2062	455,000	431,476
5.25%, 6/15/2031	225,000	235,375
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	260,000	262,959

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	$265,000	$235,662
2.75%, 10/15/2032	200,000	173,934
4.15%, 1/23/2030	409,000	403,912
4.85%, 1/15/2027	259,000	261,222
5.88%, 7/21/2028	339,000	352,899
6.20%, 4/14/2034	375,000	398,370
6.45%, 6/8/2027	200,000	206,984
KKR & Co., Inc. 5.10%, 8/7/2035	750,000	751,560
Lazard Group LLC:
4.50%, 9/19/2028	281,000	282,315
5.63%, 8/1/2035 (a)	250,000	254,100
6.00%, 3/15/2031	215,000	227,203
Legg Mason, Inc. 5.63%, 1/15/2044	426,000	428,300
LPL Holdings, Inc.:
4.90%, 4/3/2028	115,000	116,254
5.20%, 3/15/2030	200,000	204,374
5.65%, 3/15/2035	500,000	509,275
5.70%, 5/20/2027	210,000	213,952
5.75%, 6/15/2035	115,000	117,990
6.00%, 5/20/2034	508,000	531,404
6.75%, 11/17/2028	200,000	213,480
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	163,029
2.00%, 11/18/2031	275,000	242,872
2.95%, 11/21/2026	370,000	366,104
2.95%, 3/15/2051	205,000	137,258
3.30%, 3/26/2027	590,000	585,457
3.35%, 3/26/2030	499,000	485,876
3.65%, 6/1/2049	151,000	117,433
3.85%, 3/26/2050	440,000	352,603
3.95%, 2/26/2048	296,000	243,842
4.10%, 1/15/2028	510,000	512,703
4.35%, 1/15/2032	200,000	200,816
4.55%, 1/15/2035	340,000	339,208
4.88%, 3/9/2028	560,000	572,936
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	175,026
2.50%, 12/21/2040	400,000	283,796
5.55%, 2/15/2034 (a)	414,000	434,592
5.95%, 8/15/2053	220,000	230,316
Nomura Holdings, Inc.:
2.17%, 7/14/2028	444,000	419,442
2.33%, 1/22/2027	647,000	630,909
2.61%, 7/14/2031	230,000	206,506
2.68%, 7/16/2030	276,000	253,536
3.00%, 1/22/2032	200,000	180,788
3.10%, 1/16/2030 (a)	393,000	370,795
4.90%, 7/1/2030 (a)	335,000	339,854
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (a) (d)	1,000,000	994,920
5.49%, 6/29/2035	265,000	272,828
6.07%, 7/12/2028	570,000	596,448
Security Description	Principal Amount	Value
ORIX Corp.:
4.45%, 9/9/2030	$500,000	$499,025
4.65%, 9/10/2029 (a)	250,000	252,985
5.40%, 2/25/2035 (a)	500,000	515,470
Private Export Funding Corp. 3.90%, 10/15/2027	750,000	748,725
Radian Group, Inc. 6.20%, 5/15/2029 (a)	220,000	230,072
Raymond James Financial, Inc.:
3.75%, 4/1/2051	300,000	225,741
4.90%, 9/11/2035	175,000	173,110
4.95%, 7/15/2046	380,000	351,321
5.65%, 9/11/2055	80,000	79,431
Stifel Financial Corp. 4.00%, 5/15/2030	239,000	234,270
Synchrony Financial:
2.88%, 10/28/2031 (a)	200,000	177,146
3.95%, 12/1/2027	579,250	572,536
SOFR + 1.40%, 5.02%, 7/29/2029 (d)	25,000	25,208
SOFR + 1.68%, 5.45%, 3/6/2031 (d)	400,000	407,500
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (d)	270,000	279,709
SOFR + 2.07%, 6.00%, 7/29/2036 (d)	200,000	204,368
TPG Operating Group II LP:
5.38%, 1/15/2036	100,000	100,276
5.88%, 3/5/2034	200,000	211,252
Visa, Inc.:
0.75%, 8/15/2027	150,000	142,089
1.10%, 2/15/2031	245,000	211,033
1.90%, 4/15/2027	720,000	699,847
2.05%, 4/15/2030	501,000	460,980
2.70%, 4/15/2040	325,000	249,002
3.65%, 9/15/2047	300,000	237,030
4.15%, 12/14/2035	570,000	549,731
4.30%, 12/14/2045	1,189,000	1,048,781
Voya Financial, Inc.:
5.00%, 9/20/2034 (a)	328,000	325,986
5.70%, 7/15/2043	350,000	352,891
Western Union Co. 2.75%, 3/15/2031 (a)	475,000	422,569
		80,644,589
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	298,000	204,908
Series H, 3.45%, 1/15/2050	190,000	132,063
3.80%, 10/1/2047	250,000	187,168
4.70%, 5/15/2032	249,000	249,050
5.25%, 5/15/2052	211,000	194,863
5.45%, 5/15/2029	498,000	516,715
5.70%, 5/15/2034 (a)	75,000	78,059
5.85%, 10/15/2055	295,000	294,404

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AEP Transmission Co. LLC:
3.10%, 12/1/2026	$306,000	$302,600
Series M, 3.65%, 4/1/2050	415,000	313,238
3.80%, 6/15/2049	274,000	210,939
4.00%, 12/1/2046	477,000	386,480
5.38%, 6/15/2035	155,000	160,368
AES Corp.:
2.45%, 1/15/2031 (a)	448,000	401,332
5.45%, 6/1/2028 (a)	365,000	373,742
5.80%, 3/15/2032	200,000	206,750
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	175,288
3.00%, 3/15/2052	199,000	131,859
3.13%, 7/15/2051	135,000	91,634
3.45%, 10/1/2049	177,000	129,405
Series B, 3.70%, 12/1/2047	342,000	265,344
3.75%, 9/1/2027	307,000	306,521
3.75%, 3/1/2045	351,000	280,768
4.30%, 1/2/2046	737,000	631,911
Series C, 4.30%, 3/15/2031	180,000	179,894
Ameren Corp.:
1.75%, 3/15/2028	225,000	212,312
1.95%, 3/15/2027	568,000	550,807
3.50%, 1/15/2031	311,000	296,986
5.38%, 3/15/2035	500,000	513,365
5.70%, 12/1/2026	110,000	111,714
Ameren Illinois Co.:
1.55%, 11/15/2030	200,000	175,160
5.55%, 7/1/2054	250,000	253,143
5.63%, 3/1/2055	380,000	387,330
5.90%, 12/1/2052	386,000	404,841
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	352,167
3.20%, 11/13/2027	200,000	196,140
Series J, 4.30%, 12/1/2028	347,000	348,346
5.20%, 1/15/2029	298,000	307,295
5.75%, 11/1/2027	403,000	415,699
5.95%, 11/1/2032	225,000	241,353
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032	575,000	569,008
Series Y, 4.50%, 3/1/2049	250,000	208,913
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	349,608
3.35%, 5/15/2050	200,000	140,498
3.50%, 12/1/2049	200,000	143,198
4.20%, 8/15/2048	310,000	252,377
4.25%, 3/1/2049	275,000	223,625
5.05%, 9/1/2041	150,000	141,948
5.70%, 8/15/2034	45,000	47,166
5.90%, 8/15/2055	40,000	41,022
6.35%, 12/15/2032	300,000	328,026
Atlantic City Electric Co.:
2.30%, 3/15/2031	297,000	266,783
Security Description	Principal Amount	Value
4.00%, 10/15/2028	$142,000	$141,761
Avangrid, Inc. 3.80%, 6/1/2029	469,000	460,600
Avista Corp.:
4.00%, 4/1/2052	300,000	233,418
4.35%, 6/1/2048	200,000	167,854
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	101,163
3.75%, 8/15/2047	540,000	419,726
5.30%, 6/1/2034 (a)	550,000	571,373
5.40%, 6/1/2053	357,000	350,213
5.45%, 6/1/2035	325,000	337,763
5.65%, 6/1/2054	200,000	203,792
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	232,825
3.25%, 4/15/2028	523,000	513,607
3.70%, 7/15/2030	486,000	476,158
3.80%, 7/15/2048	624,000	481,229
4.25%, 10/15/2050	400,000	327,184
4.45%, 1/15/2049	290,000	247,321
4.60%, 5/1/2053	200,000	172,182
Black Hills Corp.:
3.88%, 10/15/2049	100,000	74,726
4.35%, 5/1/2033	226,000	217,936
4.55%, 1/31/2031 (b)	475,000	475,318
6.00%, 1/15/2035 (a)	100,000	106,471
6.15%, 5/15/2034	200,000	213,548
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	204,361
Series AD, 2.90%, 7/1/2050	150,000	98,028
Series AA, 3.00%, 2/1/2027	200,000	197,282
Series AF, 3.35%, 4/1/2051	145,000	103,342
Series AI, 4.45%, 10/1/2032	270,000	268,226
4.95%, 4/1/2033	250,000	254,373
Series AQ, 4.95%, 8/15/2035	290,000	289,040
5.05%, 3/1/2035	250,000	252,790
5.15%, 3/1/2034	384,000	392,621
5.30%, 4/1/2053	200,000	195,686
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	534,000	483,355
2.95%, 3/1/2030	406,000	382,748
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	296,000	259,385
CMS Energy Corp. 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (d)	300,000	311,664
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	133,515
Series 127, 3.20%, 11/15/2049	200,000	138,962
3.65%, 6/15/2046	497,000	384,792
3.70%, 8/15/2028	200,000	198,366

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 123, 3.75%, 8/15/2047	$490,000	$381,543
Series 133, 3.85%, 3/15/2052	361,000	277,125
4.90%, 2/1/2033 (a)	300,000	305,883
5.30%, 2/1/2053 (a)	251,000	243,425
5.65%, 6/1/2054	200,000	203,424
Series 103, 5.90%, 3/15/2036	409,000	439,385
5.95%, 6/1/2055	170,000	181,069
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	248,753
4.95%, 1/15/2030	500,000	514,210
5.25%, 1/15/2053	412,000	397,390
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	263,000	179,056
Series 20A, 3.35%, 4/1/2030	282,000	273,224
3.60%, 6/15/2061	215,000	150,362
3.70%, 11/15/2059	250,000	179,315
Series 2017, 3.88%, 6/15/2047	440,000	347,054
3.95%, 3/1/2043	490,000	406,955
Series 20B, 3.95%, 4/1/2050	575,000	457,809
Series D, 4.00%, 12/1/2028	143,000	142,944
Series A, 4.13%, 5/15/2049	200,000	162,280
Series C, 4.30%, 12/1/2056	525,000	423,727
4.45%, 3/15/2044	284,000	250,471
4.50%, 12/1/2045	317,000	279,055
4.50%, 5/15/2058	329,000	274,613
4.63%, 12/1/2054	248,000	213,421
Series E, 4.65%, 12/1/2048	299,000	265,336
5.13%, 3/15/2035 (a)	200,000	205,270
5.50%, 3/15/2034	201,000	211,454
5.50%, 3/15/2055	100,000	99,048
Series 09-C, 5.50%, 12/1/2039	150,000	153,918
Series 06-A, 5.85%, 3/15/2036	351,000	375,054
6.15%, 11/15/2052	200,000	215,272
Series 2007-A, 6.30%, 8/15/2037	241,000	266,394
Series 08-B, 6.75%, 4/1/2038	251,000	287,789
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	150,000	154,997
5.60%, 6/15/2042	200,000	202,506
5.75%, 3/15/2054	280,000	284,001
5.80%, 3/1/2033	205,000	218,885
6.13%, 1/15/2034 (a)	200,000	217,784
6.25%, 10/1/2039	454,000	492,526
6.50%, 10/1/2053	647,000	719,483
Security Description	Principal Amount	Value
Consumers Energy Co.:
3.10%, 8/15/2050	$300,000	$205,941
3.25%, 8/15/2046	200,000	147,940
3.50%, 8/1/2051	260,000	193,188
4.20%, 9/1/2052	200,000	165,166
4.50%, 1/15/2031	500,000	504,935
4.60%, 5/30/2029	280,000	284,528
4.63%, 5/15/2033	457,000	457,539
4.65%, 3/1/2028	216,000	218,912
4.70%, 1/15/2030	215,000	219,564
4.90%, 2/15/2029 (a)	350,000	358,806
5.05%, 5/15/2035	250,000	254,283
Dayton Power & Light Co. 4.55%, 8/15/2030 (c)	145,000	144,681
Dominion Energy South Carolina, Inc.:
Series 2025, 5.30%, 1/15/2035	215,000	222,478
6.05%, 1/15/2038	220,000	237,173
6.25%, 10/15/2053	247,000	271,448
6.63%, 2/1/2032	103,000	114,913
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	254,000	193,408
Series C, 3.38%, 4/1/2030	283,000	271,929
Series B, 3.60%, 3/15/2027	211,000	209,418
4.25%, 6/1/2028	324,000	324,515
Series A, 4.35%, 8/15/2032	250,000	245,013
4.60%, 5/15/2028	240,000	242,443
Series A, 4.60%, 3/15/2049	200,000	169,008
4.70%, 12/1/2044	288,000	253,284
Series B, 4.85%, 8/15/2052	229,000	199,164
Series C, 4.90%, 8/1/2041	200,000	185,184
5.00%, 6/15/2030	315,000	322,985
Series F, 5.25%, 8/1/2033	161,000	165,287
5.38%, 11/15/2032	292,000	303,581
5.45%, 3/15/2035 (a)	500,000	512,485
Series B, 5.95%, 6/15/2035	472,000	502,661
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (d)	235,000	236,786
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	262,446
2.25%, 3/1/2030 (a)	412,000	380,037
2.95%, 3/1/2050	113,000	76,124
Series A, 3.00%, 3/1/2032	365,000	337,479
Series B, 3.25%, 4/1/2051	250,000	175,435
3.70%, 3/15/2045	200,000	157,882
3.75%, 8/15/2047	235,000	183,166
3.95%, 3/1/2049	363,000	292,171
Series A, 4.05%, 5/15/2048	576,000	474,970
4.25%, 5/14/2027	50,000	50,253
5.20%, 3/1/2034	375,000	388,035
5.25%, 5/15/2035	105,000	108,136
5.40%, 4/1/2053	275,000	272,222
5.85%, 5/15/2055	60,000	63,039

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2038	$170,000	$184,493
DTE Energy Co.:
2.85%, 10/1/2026	263,000	259,715
Series C, 3.40%, 6/15/2029	339,000	327,908
4.88%, 6/1/2028	225,000	228,906
4.95%, 7/1/2027	365,000	369,683
5.05%, 10/1/2035	500,000	497,125
5.10%, 3/1/2029	155,000	158,929
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	272,745
2.45%, 2/1/2030	200,000	186,370
2.85%, 3/15/2032	169,000	154,059
3.20%, 8/15/2049	200,000	139,808
3.45%, 4/15/2051	200,000	144,470
3.70%, 12/1/2047	255,000	195,817
3.75%, 6/1/2045	361,000	286,829
4.00%, 9/30/2042	266,000	225,685
4.25%, 12/15/2041	244,000	215,496
4.85%, 3/15/2030	125,000	128,469
4.95%, 1/15/2033	810,000	833,611
5.25%, 3/15/2035	250,000	258,682
5.30%, 2/15/2040	425,000	431,579
5.40%, 1/15/2054 (a)	580,000	575,975
6.00%, 1/15/2038	174,000	188,212
6.05%, 4/15/2038	200,000	216,804
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	677,952
2.55%, 6/15/2031	332,000	300,294
3.15%, 8/15/2027	150,000	147,597
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (a) (d)	150,000	144,660
3.30%, 6/15/2041	380,000	293,193
3.50%, 6/15/2051	663,000	467,448
3.95%, 8/15/2047	266,000	207,007
4.30%, 3/15/2028 (a)	451,000	453,129
4.50%, 8/15/2032	649,000	645,074
4.80%, 12/15/2045	250,000	223,028
4.85%, 1/5/2029	353,000	359,792
4.95%, 9/15/2035	235,000	233,447
5.00%, 12/8/2027	135,000	137,487
5.00%, 8/15/2052	360,000	324,374
5.45%, 6/15/2034 (a)	195,000	202,948
5.70%, 9/15/2055	320,000	318,790
5.80%, 6/15/2054	125,000	126,378
6.10%, 9/15/2053	307,000	323,151
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	250,334
2.40%, 12/15/2031 (a)	161,000	144,671
3.80%, 7/15/2028	173,000	172,320
3.85%, 11/15/2042	285,000	235,379
5.88%, 11/15/2033	205,000	221,324
6.20%, 11/15/2053	200,000	218,700
Security Description	Principal Amount	Value
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	$272,682	$262,830
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	199,845
Series YYY, 3.25%, 10/1/2049	333,000	232,251
5.40%, 4/1/2053	828,000	808,600
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	182,578
3.65%, 2/1/2029	365,000	360,697
5.25%, 4/1/2033	175,000	181,512
5.30%, 6/15/2035	165,000	170,141
Duke Energy Progress LLC:
2.50%, 8/15/2050	400,000	239,584
2.90%, 8/15/2051	350,000	224,158
3.60%, 9/15/2047	319,000	241,761
3.70%, 9/1/2028	198,000	196,521
4.00%, 4/1/2052	200,000	158,034
4.10%, 5/15/2042	200,000	171,582
4.15%, 12/1/2044	255,000	216,266
4.20%, 8/15/2045	401,000	339,996
4.35%, 3/6/2027	125,000	125,958
4.38%, 3/30/2044	150,000	130,524
5.05%, 3/15/2035	225,000	228,947
5.10%, 3/15/2034	168,000	172,906
5.35%, 3/15/2053	395,000	384,706
5.55%, 3/15/2055	180,000	180,794
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	127,847
Edison International:
4.13%, 3/15/2028	200,000	196,404
5.25%, 11/15/2028	300,000	302,331
5.25%, 3/15/2032 (a)	180,000	178,396
5.75%, 6/15/2027	493,000	498,852
6.25%, 3/15/2030 (a)	250,000	260,182
6.95%, 11/15/2029	200,000	212,368
Emera U.S. Finance LP 4.75%, 6/15/2046	538,000	464,294
Enel Chile SA 4.88%, 6/12/2028	180,000	182,912
Entergy Arkansas LLC:
2.65%, 6/15/2051	200,000	121,292
3.35%, 6/15/2052	200,000	138,746
4.00%, 6/1/2028	200,000	199,732
4.20%, 4/1/2049	250,000	204,595
5.15%, 1/15/2033	178,000	184,171
5.45%, 6/1/2034	180,000	188,255
Entergy Corp. 2.40%, 6/15/2031 (a)	329,000	294,159
Entergy Louisiana LLC:
2.90%, 3/15/2051	250,000	160,218
3.05%, 6/1/2031 (a)	150,000	140,657
3.12%, 9/1/2027	250,700	247,183

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2033	$577,000	$553,943
4.20%, 9/1/2048	625,000	513,375
4.20%, 4/1/2050	198,000	160,657
4.95%, 1/15/2045	200,000	184,306
5.15%, 9/15/2034	155,000	158,326
5.35%, 3/15/2034	250,000	259,287
5.70%, 3/15/2054	265,000	267,517
5.80%, 3/15/2055	355,000	364,148
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	7,096
5.80%, 4/15/2055	250,000	256,120
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	90,638
5.25%, 4/15/2035	290,000	297,305
5.55%, 9/15/2054	252,000	247,847
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	347,000	238,805
3.45%, 4/15/2050	200,000	142,660
4.13%, 3/1/2042	250,000	213,660
4.70%, 3/13/2028	165,000	166,868
5.25%, 3/15/2035	100,000	101,828
5.70%, 3/15/2053	138,000	139,340
Evergy Metro, Inc.:
5.13%, 8/15/2035	185,000	187,133
5.30%, 10/1/2041	226,000	223,363
5.40%, 4/1/2034 (a)	200,000	207,858
Evergy, Inc. 2.90%, 9/15/2029	398,000	377,284
Eversource Energy:
Series R, 1.65%, 8/15/2030 (a)	384,000	337,210
2.90%, 3/1/2027	249,000	244,545
Series M, 3.30%, 1/15/2028	180,000	176,123
3.38%, 3/1/2032	460,000	425,610
3.45%, 1/15/2050 (a)	200,000	144,454
4.60%, 7/1/2027	156,000	156,956
5.13%, 5/15/2033	401,000	406,670
5.45%, 3/1/2028	365,000	374,877
Exelon Corp.:
2.75%, 3/15/2027	250,000	245,133
4.05%, 4/15/2030	491,000	485,732
4.45%, 4/15/2046	375,000	319,237
4.70%, 4/15/2050	339,000	293,154
4.95%, 6/15/2035	550,000	543,339
5.10%, 6/15/2045	321,000	299,217
5.15%, 3/15/2029	250,000	257,130
5.45%, 3/15/2034	277,000	287,773
5.60%, 3/15/2053	354,000	346,580
5.63%, 6/15/2035	194,000	202,235
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	515,654
Series B, 3.90%, 7/15/2027	450,000	447,448
FirstEnergy Transmission LLC 4.75%, 1/15/2033 (c)	500,000	498,825
Security Description	Principal Amount	Value
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	$450,000	$404,136
2.88%, 12/4/2051	400,000	258,860
3.15%, 10/1/2049	314,000	218,776
3.70%, 12/1/2047	559,000	435,880
4.40%, 5/15/2028	789,000	797,758
4.63%, 5/15/2030	200,000	203,684
4.80%, 5/15/2033	520,000	529,188
4.95%, 6/1/2035	200,000	203,426
5.05%, 4/1/2028	349,000	358,077
5.15%, 6/15/2029	250,000	259,427
5.30%, 6/15/2034	385,000	401,882
5.60%, 6/15/2054	180,000	184,090
5.65%, 2/1/2037	367,000	389,824
5.95%, 2/1/2038	197,000	214,054
Georgia Power Co.:
3.25%, 3/30/2027	270,000	267,089
4.00%, 10/1/2028	90,000	89,997
4.30%, 3/15/2042	445,600	393,389
4.30%, 3/15/2043	425,000	371,718
4.55%, 3/15/2030	300,000	304,794
4.65%, 5/16/2028	570,000	578,681
4.85%, 3/15/2031	490,000	502,931
4.95%, 5/17/2033	418,000	426,347
5.13%, 5/15/2052	342,000	326,330
5.20%, 3/15/2035	500,000	512,840
5.25%, 3/15/2034	502,000	517,682
5.50%, 10/1/2055	250,000	249,198
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	152,000	125,871
5.20%, 8/15/2034	180,000	185,643
Series MTN, 5.50%, 3/15/2053	200,000	197,552
Series MTN, 5.70%, 3/15/2055	500,000	507,830
Indiana Michigan Power Co.:
4.25%, 8/15/2048	226,000	183,862
Series K, 4.55%, 3/15/2046	196,000	170,683
5.63%, 4/1/2053	118,000	118,295
Interstate Power & Light Co.:
2.30%, 6/1/2030	133,000	121,525
3.50%, 9/30/2049 (a)	323,000	234,427
3.70%, 9/15/2046	210,000	159,413
4.95%, 9/30/2034	85,000	84,572
5.45%, 9/30/2054	155,000	149,944
5.60%, 6/29/2035	250,000	259,722
5.60%, 10/1/2055	280,000	275,618
6.25%, 7/15/2039	135,000	144,995
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	200,000	195,796
5.75%, 4/1/2034	215,000	219,607
ITC Holdings Corp. 3.35%, 11/15/2027	416,000	408,720

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (c)	$180,000	$179,750
4.40%, 1/15/2031 (c)	250,000	249,203
5.10%, 1/15/2035	125,000	126,745
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	232,896	226,762
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	347,837	334,814
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	192,906
4.38%, 10/1/2045	452,000	389,082
5.13%, 11/1/2040	502,000	492,301
5.85%, 8/15/2055	125,000	128,605
Louisville Gas & Electric Co.:
Series LOU, 5.45%, 4/15/2033	599,000	626,764
5.85%, 8/15/2055	105,000	108,019
MidAmerican Energy Co.:
3.10%, 5/1/2027	454,000	448,479
3.15%, 4/15/2050	271,000	186,686
3.65%, 8/1/2048	338,000	257,752
3.95%, 8/1/2047	200,000	161,140
4.25%, 7/15/2049	200,000	167,232
5.30%, 2/1/2055	145,000	141,136
5.35%, 1/15/2034	150,000	156,389
Series MTN, 5.75%, 11/1/2035	150,000	160,362
Series MTN, 5.80%, 10/15/2036	332,000	357,249
5.85%, 9/15/2054	250,000	263,005
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	171,000	148,917
National Grid PLC:
5.42%, 1/11/2034	555,000	575,524
5.81%, 6/12/2033 (a)	300,000	319,713
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	150,000	129,326
2.75%, 4/15/2032	586,000	529,017
3.70%, 3/15/2029	157,000	154,643
Series D, 4.15%, 8/25/2028	315,000	315,825
4.30%, 3/15/2049 (a)	234,000	199,469
4.75%, 2/7/2028	360,000	365,346
4.80%, 3/15/2028	457,000	465,121
Series GMTN, 4.85%, 2/7/2029	500,000	511,505
4.95%, 2/7/2030	386,000	397,306
Series MTN, 5.05%, 9/15/2028	270,000	276,901
Security Description	Principal Amount	Value
Series MTN, 5.60%, 11/13/2026	$280,000	$284,592
5.80%, 1/15/2033	141,000	151,324
Series MTN, 8.00%, 3/1/2032	200,000	237,146
Nevada Power Co. Series EE, 3.13%, 8/1/2050 (a)	100,000	66,081
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	336,000	326,767
2.25%, 6/1/2030	1,325,000	1,209,579
2.44%, 1/15/2032	1,192,000	1,053,370
2.75%, 11/1/2029	426,000	402,651
3.55%, 5/1/2027	438,000	434,360
4.63%, 7/15/2027	630,000	636,212
4.69%, 9/1/2027	190,000	192,111
4.85%, 2/4/2028	250,000	254,503
5.00%, 7/15/2032	656,000	671,042
5.05%, 3/15/2030 (a)	500,000	514,870
5.25%, 3/15/2034	250,000	256,765
5.25%, 2/28/2053 (a)	275,000	259,949
5.30%, 3/15/2032	500,000	519,615
5.45%, 3/15/2035	300,000	310,224
5.55%, 3/15/2054 (a)	281,000	275,568
5.90%, 3/15/2055	500,000	515,365
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (d)	750,000	779,947
Northern States Power Co.:
2.25%, 4/1/2031 (a)	187,000	169,517
2.90%, 3/1/2050	437,500	293,842
3.20%, 4/1/2052	195,000	136,972
3.40%, 8/15/2042	350,000	272,475
4.50%, 6/1/2052	360,000	312,440
5.05%, 5/15/2035 (a)	250,000	255,042
5.10%, 5/15/2053 (a)	388,000	368,608
5.40%, 3/15/2054	295,000	292,914
5.65%, 6/15/2054	200,000	205,902
5.65%, 5/15/2055	105,000	107,739
6.20%, 7/1/2037	239,000	264,721
NSTAR Electric Co.:
3.10%, 6/1/2051	150,000	103,593
3.20%, 5/15/2027	400,700	395,479
3.95%, 4/1/2030	250,000	247,980
4.40%, 3/1/2044	140,000	122,739
4.55%, 6/1/2052	192,000	165,750
4.85%, 3/1/2030	350,000	358,543
4.95%, 9/15/2052	430,000	395,742
5.20%, 3/1/2035	250,000	254,853
5.50%, 3/15/2040	155,000	159,374
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	211,345
5.38%, 11/1/2040	232,000	228,388
5.90%, 2/1/2055	140,000	141,702
6.20%, 12/1/2053	210,000	221,235

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ohio Edison Co. 6.88%, 7/15/2036	$200,000	$228,890
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	144,000	124,606
Series R, 2.90%, 10/1/2051	547,000	341,098
5.65%, 6/1/2034	200,000	208,838
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	91,388
4.15%, 4/1/2047	150,000	124,046
5.60%, 4/1/2053	500,000	499,305
5.80%, 4/1/2055	85,000	86,962
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	496,000	465,283
3.10%, 9/15/2049	322,000	218,013
3.70%, 11/15/2028	270,000	267,114
3.70%, 5/15/2050	200,000	149,700
3.80%, 9/30/2047	626,000	489,401
3.80%, 6/1/2049	207,000	158,827
4.10%, 11/15/2048	247,000	201,579
4.50%, 3/20/2027 (c)	345,000	347,405
4.55%, 9/15/2032	220,000	219,844
4.65%, 11/1/2029	350,000	355,575
4.95%, 9/15/2052	261,000	238,011
5.25%, 9/30/2040	306,000	306,282
5.30%, 6/1/2042	315,000	310,514
5.35%, 4/1/2035 (c)	105,000	108,642
5.80%, 4/1/2055 (c)	217,000	223,477
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	436,000	419,253
2.50%, 2/1/2031	895,000	797,606
3.25%, 6/1/2031	325,000	299,045
3.30%, 8/1/2040	312,000	236,746
3.50%, 8/1/2050	595,000	407,093
3.75%, 7/1/2028	235,000	230,758
3.75%, 8/15/2042	5,000	3,801
4.00%, 12/1/2046	263,000	198,423
4.20%, 3/1/2029 (a)	205,000	203,200
4.50%, 7/1/2040	878,600	764,312
4.55%, 7/1/2030	833,000	827,710
4.95%, 7/1/2050	1,033,000	889,960
5.00%, 6/4/2028	355,000	359,821
5.05%, 10/15/2032 (b)	250,000	249,525
5.70%, 3/1/2035	180,000	184,529
5.80%, 5/15/2034	155,000	160,656
5.90%, 6/15/2032	200,000	209,518
5.90%, 10/1/2054	160,000	156,406
6.00%, 8/15/2035	500,000	523,565
6.10%, 10/15/2055 (b)	250,000	249,650
6.15%, 1/15/2033	474,000	502,099
6.15%, 3/1/2055	290,000	291,879
6.40%, 6/15/2033	582,000	625,580
6.70%, 4/1/2053	320,000	342,646
6.75%, 1/15/2053	1,334,000	1,437,145
6.95%, 3/15/2034	350,000	388,027
Security Description	Principal Amount	Value
PacifiCorp:
2.70%, 9/15/2030	$275,000	$254,158
2.90%, 6/15/2052	764,000	465,887
3.30%, 3/15/2051	248,000	164,000
4.15%, 2/15/2050	590,000	459,822
5.10%, 2/15/2029 (a)	395,000	405,005
5.30%, 2/15/2031	300,000	311,430
5.35%, 12/1/2053	995,000	918,664
5.45%, 2/15/2034	300,000	307,239
5.50%, 5/15/2054 (a)	328,000	309,658
5.80%, 1/15/2055	610,000	598,227
6.00%, 1/15/2039	165,000	172,394
6.25%, 10/15/2037	220,000	235,778
6.35%, 7/15/2038	140,000	150,417
PECO Energy Co.:
2.85%, 9/15/2051	266,000	170,615
3.70%, 9/15/2047	227,000	176,751
3.90%, 3/1/2048	329,000	263,848
4.38%, 8/15/2052	222,000	187,710
4.60%, 5/15/2052	203,000	179,584
4.88%, 9/15/2035	115,000	115,573
5.25%, 9/15/2054	415,000	402,430
5.65%, 9/15/2055	140,000	143,154
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	278,904	258,145
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	111,564	110,985
Series A-2, 4.26%, 6/1/2038	280,000	268,696
Series A-3, 4.38%, 6/3/2041	425,000	403,920
Series A-4, 4.45%, 12/1/2049	560,000	500,214
Series A-5, 4.67%, 12/1/2053	284,000	251,593
Series A-2, 4.72%, 6/1/2039	200,000	197,800
Series A-3, 5.08%, 6/1/2043	325,000	321,724
Series A-5, 5.10%, 6/1/2054	214,000	202,106
Series A-4, 5.21%, 12/1/2049	615,000	596,187
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	60,000	60,955
5.15%, 5/15/2030	140,000	144,054
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	117,613
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	147,825
4.85%, 2/15/2034	285,000	288,942
5.55%, 8/15/2055	140,000	141,186
6.25%, 5/15/2039	159,000	177,085
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	318,108
7.75%, 3/1/2031	283,000	326,047

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	$136,800	$120,663
3.60%, 9/15/2042	322,000	254,193
4.05%, 9/15/2049	200,000	157,750
Series 39, 4.50%, 6/1/2052	250,000	210,078
5.15%, 9/15/2035	250,000	253,340
5.35%, 5/15/2034	175,000	180,744
5.85%, 5/15/2055	500,000	515,000
6.50%, 8/1/2038	179,000	198,518
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	366,000	327,142
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	384,811
5.25%, 1/15/2033	241,000	247,707
5.45%, 1/15/2036 (a)	750,000	766,222
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	199,000	185,657
Series MTN, 2.70%, 5/1/2050	193,000	122,084
Series MTN, 3.00%, 3/1/2051	379,000	252,846
Series MTN, 3.10%, 3/15/2032	218,000	201,439
Series MTN, 3.15%, 1/1/2050	172,000	119,683
Series MTN, 3.60%, 12/1/2047	252,000	192,362
Series MTN, 3.80%, 3/1/2046	200,000	160,454
Series MTN, 4.05%, 5/1/2048	300,000	246,036
Series MTN, 4.65%, 3/15/2033	200,000	201,086
4.85%, 8/1/2034	250,000	251,813
4.90%, 8/15/2035	355,000	357,737
Series MTN, 4.90%, 12/15/2032	125,000	127,908
Series Q, 5.05%, 3/1/2035	235,000	239,991
Series MTN, 5.20%, 3/1/2034	252,000	260,767
5.30%, 8/1/2054	190,000	185,619
Series MTN, 5.45%, 3/1/2054	250,000	249,485
Series Q, 5.50%, 3/1/2055	150,000	150,804
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	271,947
2.45%, 11/15/2031	314,000	278,788
4.90%, 3/15/2030	180,000	183,991
5.40%, 3/15/2035	165,000	170,326
5.85%, 11/15/2027	200,000	207,058
5.88%, 10/15/2028 (a)	192,000	201,053
Security Description	Principal Amount	Value
Puget Energy, Inc. 5.73%, 3/15/2035 (a)	$90,000	$92,719
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	380,000	263,177
4.22%, 6/15/2048	210,000	172,427
5.33%, 6/15/2034	216,000	222,893
5.45%, 6/1/2053	550,000	537,515
5.60%, 9/15/2055	165,000	164,074
5.69%, 6/15/2054	85,000	86,085
5.76%, 10/1/2039	150,000	156,683
6.27%, 3/15/2037	161,000	176,392
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	305,021
Series RRR, 3.75%, 6/1/2047	257,000	197,224
4.10%, 6/15/2049	150,000	120,372
4.95%, 8/15/2028	242,000	247,931
5.40%, 4/15/2035	130,000	134,434
5.55%, 4/15/2054	200,000	197,564
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	45,060	44,562
Series A-2, 5.11%, 12/14/2049	410,000	395,133
Sempra:
3.40%, 2/1/2028	441,000	432,595
3.80%, 2/1/2038	541,000	463,004
4.00%, 2/1/2048	425,000	328,155
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	200,089	195,419
5.50%, 8/1/2033 (a)	318,000	331,470
Sierra Pacific Power Co. 5.90%, 3/15/2054	300,000	305,685
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	452,325
2.75%, 2/1/2032	130,000	114,348
3.45%, 2/1/2052	200,000	133,486
3.65%, 2/1/2050	529,000	370,205
Series H, 3.65%, 6/1/2051	325,000	224,494
Series 2013-A, 3.90%, 3/15/2043	228,000	178,255
4.00%, 4/1/2047	638,000	481,620
4.05%, 3/15/2042	309,000	248,603
Series C, 4.13%, 3/1/2048	396,000	303,265
4.65%, 10/1/2043	308,000	263,001
Series D, 4.70%, 6/1/2027	194,000	194,784
Series B, 4.88%, 3/1/2049	200,000	170,016
5.15%, 6/1/2029	200,000	203,452
5.25%, 3/15/2030	95,000	96,900
5.30%, 3/1/2028	300,000	305,820
Series 2005-E, 5.35%, 7/15/2035 (a)	210,000	210,162
Series E, 5.45%, 6/1/2052	200,000	181,634
Series 2006-E, 5.55%, 1/15/2037	118,000	117,677

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-A, 5.63%, 2/1/2036	$230,000	$232,272
5.75%, 4/15/2054	150,000	141,300
5.85%, 11/1/2027	316,000	324,355
5.88%, 12/1/2053 (a)	210,000	202,959
5.90%, 3/1/2055	250,000	242,675
5.95%, 11/1/2032	202,000	213,130
Series 2008-A, 5.95%, 2/1/2038	200,000	204,014
Series 2004-B, 6.00%, 1/15/2034	350,000	366,306
6.20%, 9/15/2055	125,000	126,446
Southern Co.:
Series A, 3.70%, 4/30/2030	510,000	497,434
4.40%, 7/1/2046	593,000	504,993
4.85%, 6/15/2028	500,000	509,315
4.85%, 3/15/2035	250,000	247,633
5.11%, 8/1/2027	122,000	124,125
5.20%, 6/15/2033	490,000	503,779
5.70%, 10/15/2032	255,000	270,354
Southern Power Co.:
Series A, 4.25%, 10/1/2030	125,000	124,228
Series B, 4.90%, 10/1/2035	125,000	123,288
5.15%, 9/15/2041	336,000	322,745
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	191,000	188,357
Series L, 3.85%, 2/1/2048	251,000	188,825
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	151,022
3.40%, 8/15/2046 (a)	195,000	138,982
6.00%, 6/1/2054	380,000	395,249
System Energy Resources, Inc. 5.30%, 12/15/2034	635,000	639,274
Tampa Electric Co.:
2.40%, 3/15/2031	221,000	200,325
4.30%, 6/15/2048	200,000	167,922
5.15%, 3/1/2035	750,000	760,290
Toledo Edison Co. 6.15%, 5/15/2037	189,000	205,742
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	413,932
3.25%, 5/1/2051	10,000	6,755
4.00%, 6/15/2050	200,000	154,016
5.20%, 9/15/2034	145,000	147,713
Union Electric Co.:
2.15%, 3/15/2032	217,000	188,977
2.63%, 3/15/2051	200,000	123,376
3.90%, 9/15/2042	200,000	165,788
5.13%, 3/15/2055	145,000	136,831
5.25%, 4/15/2035	160,000	164,832
5.25%, 1/15/2054	240,000	229,507
8.45%, 3/15/2039	450,000	585,216
Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
2.40%, 3/30/2032	$150,000	$132,519
3.30%, 12/1/2049	226,000	156,647
Series B, 3.75%, 5/15/2027	238,000	236,910
Series A, 3.80%, 4/1/2028	237,000	235,974
Series B, 3.80%, 9/15/2047 (a)	270,000	209,099
Series C, 4.00%, 11/15/2046	241,000	194,019
Series B, 4.20%, 5/15/2045	295,000	246,357
4.45%, 2/15/2044	367,000	321,294
Series C, 4.63%, 5/15/2052	236,000	203,906
Series D, 4.65%, 8/15/2043	233,000	211,907
Series C, 4.90%, 9/15/2035	500,000	497,370
5.00%, 4/1/2033	250,000	254,478
5.05%, 8/15/2034 (a)	105,000	106,489
5.15%, 3/15/2035	500,000	508,805
5.30%, 8/15/2033 (a)	744,000	771,483
5.35%, 1/15/2054 (a)	285,000	273,913
5.45%, 4/1/2053	349,000	340,530
5.55%, 8/15/2054	285,000	282,253
Series D, 5.60%, 9/15/2055	235,000	234,290
5.70%, 8/15/2053 (a)	182,000	183,709
Series B, 6.00%, 1/15/2036	294,000	315,915
8.88%, 11/15/2038	306,000	411,711
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	375,000	383,130
WEC Energy Group, Inc.:
1.38%, 10/15/2027	200,000	189,526
2.20%, 12/15/2028	320,000	301,862
4.75%, 1/15/2028	185,000	187,614
5.15%, 10/1/2027	550,000	560,356
Wisconsin Electric Power Co.:
4.15%, 10/15/2030	155,000	154,476
5.63%, 5/15/2033	174,000	186,592
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	275,000	201,317
4.95%, 4/1/2033	150,000	152,037
Xcel Energy, Inc.:
2.60%, 12/1/2029	125,200	117,026
3.40%, 6/1/2030	189,000	181,270
3.50%, 12/1/2049	875,000	627,594
4.60%, 6/1/2032	464,000	460,464
4.75%, 3/21/2028	80,000	80,988
5.50%, 3/15/2034	365,000	376,932
5.60%, 4/15/2035 (a)	225,000	233,480
6.50%, 7/1/2036	5,000	5,526
		188,706,064
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	564,950
1.80%, 10/15/2027	458,000	439,570
5.00%, 3/15/2035	415,000	425,250

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2039	$150,000	$152,687
		1,582,457
ELECTRONICS — 0.2%
Allegion PLC 3.50%, 10/1/2029 (a)	340,000	329,072
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032 (a)	200,000	208,816
Amphenol Corp.:
2.20%, 9/15/2031	107,000	94,929
2.80%, 2/15/2030	491,000	464,668
4.35%, 6/1/2029	163,000	164,506
4.38%, 6/12/2028	335,000	338,028
5.00%, 1/15/2035 (a)	185,000	188,737
5.05%, 4/5/2029	300,000	309,849
5.25%, 4/5/2034	200,000	208,560
Arrow Electronics, Inc.:
2.95%, 2/15/2032	115,000	102,698
3.88%, 1/12/2028	197,000	194,772
5.15%, 8/21/2029	160,000	163,789
5.88%, 4/10/2034 (a)	305,000	319,344
Flex Ltd.:
5.25%, 1/15/2032	235,000	241,181
6.00%, 1/15/2028	145,000	149,869
Fortive Corp. 4.30%, 6/15/2046	172,000	144,833
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	183,477
1.75%, 9/1/2031 (a)	267,000	231,246
1.95%, 6/1/2030	343,000	310,696
2.70%, 8/15/2029	244,000	232,381
3.81%, 11/21/2047	250,000	196,530
4.50%, 1/15/2034 (a)	200,000	198,176
4.70%, 2/1/2030	200,000	203,892
4.88%, 9/1/2029 (a)	360,000	370,300
4.95%, 2/15/2028	449,000	458,721
4.95%, 9/1/2031 (a)	307,000	317,539
5.00%, 2/15/2033 (a)	532,000	546,859
5.00%, 3/1/2035	695,000	705,842
5.25%, 3/1/2054	200,000	192,398
5.35%, 3/1/2064	250,000	240,280
5.70%, 3/15/2036	250,000	266,263
5.70%, 3/15/2037	352,000	373,662
Hubbell, Inc. 3.50%, 2/15/2028	413,000	407,185
Jabil, Inc.:
3.00%, 1/15/2031	350,000	322,623
3.60%, 1/15/2030	255,000	245,914
4.25%, 5/15/2027	400,000	399,996
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	142,635
4.60%, 4/6/2027	325,000	326,628
4.95%, 10/15/2034	379,000	381,153
5.35%, 7/30/2030 (a)	185,000	192,419
Trimble, Inc.:
4.90%, 6/15/2028	367,000	373,723
Security Description	Principal Amount	Value
6.10%, 3/15/2033	$465,000	$500,107
Tyco Electronics Group SA:
3.13%, 8/15/2027	277,000	272,828
4.50%, 2/9/2031 (a)	444,000	449,479
5.00%, 5/9/2035	290,000	293,785
Vontier Corp. 2.40%, 4/1/2028	255,000	242,806
		13,203,194
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	158,610
6.35%, 8/18/2028	200,000	211,158
		369,768
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	518,000	448,738
1.75%, 2/15/2032 (a)	326,000	280,243
2.30%, 3/1/2030	372,000	344,078
3.05%, 3/1/2050	221,000	153,407
3.38%, 11/15/2027	200,500	198,218
3.95%, 5/15/2028	371,000	370,885
4.75%, 7/15/2030	115,000	117,789
5.00%, 12/15/2033	125,000	129,067
5.00%, 4/1/2034	222,000	227,719
5.15%, 3/15/2035	180,000	185,924
5.20%, 11/15/2034	151,000	156,397
Veralto Corp. 5.45%, 9/18/2033	400,000	418,040
Waste Connections, Inc.:
2.60%, 2/1/2030 (a)	422,000	395,967
3.20%, 6/1/2032	165,000	152,971
3.50%, 5/1/2029	200,000	196,456
4.25%, 12/1/2028 (a)	361,000	363,310
5.25%, 9/1/2035	290,000	298,880
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	200,205
1.50%, 3/15/2031	329,000	285,138
2.00%, 6/1/2029	304,000	283,000
3.15%, 11/15/2027	257,000	252,777
4.15%, 4/15/2032	460,000	454,917
4.50%, 3/15/2028	500,000	506,100
4.63%, 2/15/2030	370,000	376,590
4.63%, 2/15/2033	224,000	226,455
4.65%, 3/15/2030	500,000	509,905
4.80%, 3/15/2032	200,000	204,192
4.88%, 2/15/2034 (a)	500,000	511,170
4.95%, 3/15/2035	335,000	340,236
5.35%, 10/15/2054	330,000	325,103
		8,913,877
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	100,000	91,396

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/15/2028	$228,000	$227,777
4.75%, 3/23/2035 (a)	415,000	402,222
4.80%, 3/15/2048 (a)	671,000	592,433
5.25%, 10/13/2054	320,000	297,274
Conagra Brands, Inc.:
4.85%, 11/1/2028	356,000	359,859
5.00%, 8/1/2030 (a)	321,000	324,271
5.30%, 10/1/2026	200,000	201,970
5.30%, 11/1/2038	207,000	198,763
5.75%, 8/1/2035 (a)	250,000	254,565
7.00%, 10/1/2028	582,000	622,432
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	97,643
3.50%, 10/1/2026	150,000	148,635
5.75%, 3/15/2035 (a)	140,000	142,547
6.20%, 3/15/2055 (a)	415,000	411,539
General Mills, Inc.:
2.25%, 10/14/2031	388,000	341,855
2.88%, 4/15/2030	740,000	695,134
3.00%, 2/1/2051 (a)	240,000	156,725
4.15%, 2/15/2043	200,000	167,512
4.88%, 1/30/2030	355,000	362,476
5.25%, 1/30/2035 (a)	207,000	210,647
5.40%, 6/15/2040 (a)	300,000	299,067
Hershey Co.:
1.70%, 6/1/2030	239,000	214,015
3.13%, 11/15/2049	389,000	267,644
3.38%, 8/15/2046	129,000	96,823
4.25%, 5/4/2028 (a)	232,000	234,355
4.95%, 2/24/2032	172,000	177,258
Hormel Foods Corp.:
1.70%, 6/3/2028	200,000	188,372
1.80%, 6/11/2030	200,000	179,596
3.05%, 6/3/2051	200,000	133,838
4.80%, 3/30/2027	200,000	202,290
Ingredion, Inc. 2.90%, 6/1/2030	355,000	332,947
J.M. Smucker Co.:
2.13%, 3/15/2032	200,000	171,936
2.38%, 3/15/2030	200,000	184,688
4.25%, 3/15/2035	411,000	387,820
4.38%, 3/15/2045	350,000	294,875
6.20%, 11/15/2033 (a)	450,000	488,520
6.50%, 11/15/2053 (a)	365,000	403,040
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	300,000	236,136
5.75%, 4/1/2033 (a)	266,000	277,600
6.75%, 3/15/2034	246,000	271,973
7.25%, 11/15/2053	1,000,000	1,144,740
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (c)	500,000	508,855
Security Description	Principal Amount	Value
6.25%, 3/1/2056 (c)	$500,000	$512,565
6.38%, 4/15/2066 (a) (c)	350,000	360,059
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	230,000	240,154
Kellanova:
2.10%, 6/1/2030	196,000	177,850
3.40%, 11/15/2027	546,000	539,563
4.50%, 4/1/2046	203,000	178,293
5.75%, 5/16/2054	300,000	303,288
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	336,000	326,044
4.25%, 3/1/2031	379,000	373,307
4.38%, 6/1/2046	798,000	663,904
4.63%, 10/1/2039	469,000	427,414
4.88%, 10/1/2049	785,000	686,522
5.00%, 6/4/2042	534,000	493,117
6.50%, 2/9/2040	700,000	755,713
6.75%, 3/15/2032	176,000	194,550
Kroger Co.:
1.70%, 1/15/2031	247,000	215,908
2.65%, 10/15/2026	318,000	313,529
3.70%, 8/1/2027	353,000	351,274
3.88%, 10/15/2046	736,000	575,508
3.95%, 1/15/2050	370,000	287,438
4.45%, 2/1/2047	706,400	601,676
5.00%, 9/15/2034	403,000	406,252
5.40%, 1/15/2049	381,000	366,987
5.50%, 9/15/2054	180,000	175,322
5.65%, 9/15/2064	330,000	322,364
McCormick & Co., Inc.:
2.50%, 4/15/2030	400,000	369,872
4.20%, 8/15/2047	210,000	171,587
4.70%, 10/15/2034	265,000	259,870
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	146,000	126,645
2.63%, 9/4/2050 (a)	429,000	260,180
2.75%, 4/13/2030	322,000	301,894
3.00%, 3/17/2032	100,000	91,641
4.25%, 5/6/2028 (a)	215,000	215,924
4.50%, 5/6/2030	190,000	191,556
4.75%, 2/20/2029 (a)	500,000	510,905
5.13%, 5/6/2035 (a)	250,000	254,710
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	249,997
4.25%, 4/15/2031	300,000	290,070
6.25%, 7/1/2033	200,000	213,196
Sysco Corp.:
2.40%, 2/15/2030 (a)	187,000	173,097
3.15%, 12/14/2051	200,000	133,608
3.25%, 7/15/2027	299,000	295,032
4.50%, 4/1/2046	300,000	259,053
5.10%, 9/23/2030	350,000	360,892
5.40%, 3/23/2035	355,000	366,750

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/17/2029	$473,000	$494,753
5.95%, 4/1/2030	347,000	367,900
6.60%, 4/1/2050 (a)	297,078	330,113
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	653,512
4.35%, 3/1/2029	572,000	572,612
4.55%, 6/2/2047	419,000	358,894
4.88%, 8/15/2034	200,000	199,698
5.40%, 3/15/2029	495,000	511,929
5.70%, 3/15/2034 (a)	105,000	110,648
		31,549,202
FOREST PRODUCTS & PAPER — 0.0% *
Georgia-Pacific LLC:
7.75%, 11/15/2029 (a)	208,000	235,995
8.88%, 5/15/2031	214,000	260,919
International Paper Co.:
4.35%, 8/15/2048	315,000	257,878
5.15%, 5/15/2046 (a)	163,000	151,393
6.00%, 11/15/2041	449,000	467,575
7.30%, 11/15/2039	700,000	813,477
Suzano Austria GmbH:
3.13%, 1/15/2032 (a)	602,000	539,073
3.75%, 1/15/2031	416,500	394,080
6.00%, 1/15/2029	690,000	714,736
Suzano Netherlands BV 5.50%, 1/15/2036	290,000	290,371
		4,125,497
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	149,000	129,494
2.63%, 9/15/2029	320,000	302,614
2.85%, 2/15/2052	223,000	141,282
3.00%, 6/15/2027	256,000	252,529
3.38%, 9/15/2049 (a)	461,000	331,989
4.13%, 10/15/2044	150,000	128,135
4.13%, 3/15/2049	303,000	248,081
4.15%, 1/15/2043	150,000	128,870
5.00%, 12/15/2054 (a)	90,000	83,911
5.20%, 8/15/2035	337,000	345,068
5.45%, 1/15/2056 (b)	105,000	103,844
5.50%, 6/15/2041	150,000	154,802
5.75%, 10/15/2052	300,000	308,454
5.90%, 11/15/2033	105,000	113,854
6.20%, 11/15/2053	200,000	219,580
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	452,000	400,219
4.40%, 7/1/2032	250,000	246,970
National Fuel Gas Co.:
2.95%, 3/1/2031	221,000	201,903
5.50%, 3/15/2030	195,000	201,573
5.95%, 3/15/2035	230,000	240,081
NiSource, Inc.:
1.70%, 2/15/2031	375,000	325,770
Security Description	Principal Amount	Value
3.49%, 5/15/2027	$469,000	$464,629
4.38%, 5/15/2047	489,000	412,780
4.80%, 2/15/2044	255,000	231,973
5.00%, 6/15/2052	519,000	468,325
5.20%, 7/1/2029	239,000	246,521
5.25%, 3/30/2028 (a)	472,000	484,135
5.40%, 6/30/2033	229,000	237,626
5.65%, 2/1/2045	225,000	223,893
5.85%, 4/1/2055	125,000	126,983
ONE Gas, Inc. 5.10%, 4/1/2029	527,000	543,711
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	281,000	253,768
3.35%, 6/1/2050	375,000	260,490
5.40%, 6/15/2033	150,000	155,854
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	485,000	452,825
3.75%, 9/15/2042	350,000	280,514
Series VV, 4.30%, 1/15/2049	530,000	439,020
5.05%, 9/1/2034	95,000	96,604
5.45%, 6/15/2035	500,000	518,730
5.75%, 6/1/2053	687,000	693,904
6.00%, 6/15/2055	430,000	450,343
6.35%, 11/15/2052 (a)	679,000	742,364
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	140,000	91,606
3.95%, 10/1/2046	290,000	229,538
Series A, 4.05%, 9/15/2028	70,000	69,925
4.40%, 5/30/2047	298,000	250,091
4.95%, 9/15/2034	250,000	250,860
Series B, 5.10%, 9/15/2035	125,000	125,355
5.75%, 9/15/2033	265,000	280,765
5.88%, 3/15/2041	200,000	207,546
Southwest Gas Corp.:
4.05%, 3/15/2032	200,000	192,092
4.15%, 6/1/2049	150,000	121,094
5.45%, 3/23/2028	281,000	288,823
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	215,000	221,431
		14,723,141
HAND & MACHINE TOOLS — 0.0% *
Regal Rexnord Corp. 6.40%, 4/15/2033	428,000	459,325
Snap-on, Inc.:
3.10%, 5/1/2050	200,000	138,112
4.10%, 3/1/2048 (a)	200,000	166,566
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	200,000	118,608
3.00%, 5/15/2032 (a)	200,000	180,034

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 11/15/2028	$200,000	$200,314
6.00%, 3/6/2028	200,000	207,904
		1,470,863
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	219,402
1.40%, 6/30/2030 (a)	200,000	178,132
3.75%, 11/30/2026	584,000	583,720
4.75%, 11/30/2036	515,000	519,795
4.75%, 4/15/2043	275,000	263,417
4.90%, 11/30/2046	937,000	899,258
Agilent Technologies, Inc.:
2.10%, 6/4/2030	433,000	392,900
2.30%, 3/12/2031	251,000	225,343
Baxter International, Inc.:
1.92%, 2/1/2027	727,000	704,972
2.27%, 12/1/2028	420,000	394,199
2.54%, 2/1/2032	420,000	368,281
3.50%, 8/15/2046 (a)	200,000	143,008
Boston Scientific Corp.:
2.65%, 6/1/2030	357,000	333,995
4.55%, 3/1/2039	418,000	399,052
4.70%, 3/1/2049 (a)	200,000	182,952
Danaher Corp.:
2.80%, 12/10/2051	300,000	192,747
4.38%, 9/15/2045	150,000	131,918
DH Europe Finance II SARL 2.60%, 11/15/2029	464,000	437,097
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	150,000	152,976
4.80%, 1/15/2031	250,000	254,148
5.50%, 6/15/2035	250,000	259,080
5.65%, 11/15/2027	577,000	594,824
5.86%, 3/15/2030	406,000	430,283
5.91%, 11/22/2032	530,000	570,094
Koninklijke Philips NV 6.88%, 3/11/2038	366,000	413,221
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	550,000	554,070
4.50%, 3/30/2033	235,000	235,103
Medtronic, Inc. 4.38%, 3/15/2035 (a)	812,000	796,734
Revvity, Inc.:
1.90%, 9/15/2028	155,000	144,482
2.25%, 9/15/2031	296,000	257,067
3.30%, 9/15/2029	323,000	309,046
Smith & Nephew PLC 5.40%, 3/20/2034	369,000	380,841
Solventum Corp.:
5.40%, 3/1/2029	291,000	300,327
5.45%, 2/25/2027	131,000	133,122
5.45%, 3/13/2031	250,000	260,895
5.60%, 3/23/2034	565,000	588,617
Security Description	Principal Amount	Value
5.90%, 4/30/2054	$290,000	$298,117
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	180,000	132,410
Stryker Corp.:
1.95%, 6/15/2030	158,000	142,829
3.38%, 11/1/2025	396	396
4.10%, 4/1/2043	200,000	170,168
4.25%, 9/11/2029	390,000	391,186
4.55%, 2/10/2027	250,000	252,028
4.63%, 3/15/2046	292,000	264,181
4.70%, 2/10/2028	161,000	163,344
4.85%, 12/8/2028 (a)	200,000	204,820
4.85%, 2/10/2030	580,000	594,610
5.20%, 2/10/2035	115,000	118,552
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	233,000	218,041
2.00%, 10/15/2031 (a)	270,000	238,580
2.60%, 10/1/2029	220,000	207,981
2.80%, 10/15/2041 (a)	366,000	270,328
4.10%, 8/15/2047	185,000	156,327
4.20%, 3/1/2031 (b)	250,000	249,681
4.47%, 10/7/2032 (b)	250,000	250,039
4.79%, 10/7/2035 (b)	175,000	175,067
4.80%, 11/21/2027	200,000	203,382
4.89%, 10/7/2037 (b)	125,000	125,001
4.95%, 11/21/2032 (a)	125,000	129,216
5.00%, 12/5/2026	400,000	404,596
5.00%, 1/31/2029	200,000	205,734
5.09%, 8/10/2033 (a)	816,000	845,768
5.20%, 1/31/2034	220,000	228,881
5.40%, 8/10/2043	360,000	363,852
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	185,000	166,152
4.70%, 2/19/2027	200,000	201,574
5.20%, 9/15/2034 (a)	700,000	716,135
5.50%, 2/19/2035	250,000	260,662
		21,554,756
HEALTH CARE SERVICES — 0.9%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	125,000	125,037
5.43%, 3/1/2032 (a)	200,000	205,616
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	139,000	100,882
4.27%, 8/15/2048	200,000	168,714
Aetna, Inc.:
4.75%, 3/15/2044	150,000	129,910
6.63%, 6/15/2036	457,000	501,964
6.75%, 12/15/2037	300,000	331,407
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	200,000	126,306
5.02%, 7/1/2045	210,000	201,199

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Allina Health System:
Series 2021, 2.90%, 11/15/2051	$150,000	$95,740
Series 2019, 3.89%, 4/15/2049	300,000	236,013
Ascension Health:
Series B, 3.11%, 11/15/2039	313,000	247,718
3.95%, 11/15/2046	561,000	459,403
4.85%, 11/15/2053	200,000	182,192
Banner Health:
2.91%, 1/1/2051	177,000	114,146
Series 2020, 3.18%, 1/1/2050 (a)	150,000	103,686
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	350,000	253,613
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	325,000	208,832
4.19%, 11/15/2045	100,000	84,755
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	195,000	127,540
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	259,000	251,580
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	300,000	209,178
Centene Corp.:
2.45%, 7/15/2028	405,000	376,812
2.50%, 3/1/2031	677,000	583,500
2.63%, 8/1/2031	200,000	171,918
3.00%, 10/15/2030	515,000	460,199
3.38%, 2/15/2030	664,000	611,332
4.25%, 12/15/2027	638,000	627,160
4.63%, 12/15/2029	1,226,000	1,189,085
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	238,000	154,455
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	300,000	251,781
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	460,000	290,329
Cigna Group:
2.38%, 3/15/2031	573,000	515,608
2.40%, 3/15/2030	753,000	695,117
3.05%, 10/15/2027	300,000	294,102
3.40%, 3/1/2027	200,000	198,136
3.40%, 3/15/2050	308,000	216,311
3.40%, 3/15/2051	200,000	139,164
4.38%, 10/15/2028	807,000	810,979
Security Description	Principal Amount	Value
4.50%, 9/15/2030	$155,000	$155,499
4.80%, 8/15/2038	775,000	739,838
4.80%, 7/15/2046	200,000	178,882
4.88%, 9/15/2032	250,000	252,520
4.90%, 12/15/2048	445,000	399,606
5.00%, 5/15/2029	520,000	533,624
5.25%, 2/15/2034	500,000	514,855
5.25%, 1/15/2036	350,000	354,441
5.40%, 3/15/2033	405,000	422,184
5.60%, 2/15/2054	1,138,000	1,116,082
6.00%, 1/15/2056	155,000	160,916
Cigna Holding Co. 5.38%, 2/15/2042	115,000	109,870
City of Hope Series 2013, 5.62%, 11/15/2043	145,000	143,778
CommonSpirit Health:
2.78%, 10/1/2030	200,000	185,034
AGM, 3.82%, 10/1/2049	200,000	149,932
3.91%, 10/1/2050	200,000	150,544
4.19%, 10/1/2049	300,000	237,738
4.35%, 11/1/2042	360,000	310,907
5.32%, 12/1/2034	435,000	442,752
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	485,000	314,008
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	550,000	406,615
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	375,000	266,340
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	306,000	242,373
Dignity Health 5.27%, 11/1/2064	739,000	667,650
Elevance Health, Inc.:
2.25%, 5/15/2030	404,000	368,626
2.55%, 3/15/2031	416,000	377,807
2.88%, 9/15/2029 (a)	503,000	477,709
3.13%, 5/15/2050	649,000	429,015
3.60%, 3/15/2051	473,000	338,876
3.65%, 12/1/2027	200,000	198,550
3.70%, 9/15/2049	487,000	357,288
4.00%, 9/15/2028	230,000	228,974
4.10%, 3/1/2028	367,700	367,494
4.50%, 10/30/2026	220,000	220,898
4.55%, 3/1/2048	437,000	372,709
4.55%, 5/15/2052	324,000	270,741
4.60%, 9/15/2032	250,000	248,480
4.63%, 5/15/2042	181,000	163,190
4.65%, 1/15/2043	200,000	179,264
4.65%, 8/15/2044	339,000	300,913

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/15/2030	$245,000	$249,077
4.95%, 11/1/2031	282,000	287,124
5.00%, 1/15/2036	145,000	143,976
5.13%, 2/15/2053	222,000	202,715
5.20%, 2/15/2035	455,000	463,622
5.38%, 6/15/2034	350,000	360,843
5.50%, 10/15/2032 (a)	174,000	182,737
5.70%, 2/15/2055 (a)	615,000	608,881
5.70%, 9/15/2055	250,000	247,790
5.85%, 11/1/2064	247,000	245,419
6.10%, 10/15/2052	300,000	312,741
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	200,000	153,058
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	350,000	226,233
HCA, Inc.:
3.13%, 3/15/2027	365,000	359,919
3.50%, 9/1/2030	960,000	916,896
3.50%, 7/15/2051	477,000	326,478
3.63%, 3/15/2032	703,000	659,780
4.13%, 6/15/2029	574,000	568,995
4.50%, 2/15/2027	757,700	759,185
4.63%, 3/15/2052	371,000	306,179
5.13%, 6/15/2039	512,000	492,652
5.20%, 6/1/2028 (a)	400,000	409,644
5.25%, 6/15/2049	978,000	892,650
5.45%, 4/1/2031	190,000	197,522
5.45%, 9/15/2034	65,000	66,641
5.50%, 6/1/2033	200,000	207,916
5.50%, 6/15/2047	839,000	801,060
5.60%, 4/1/2034	200,000	207,680
5.63%, 9/1/2028	528,000	544,743
5.75%, 3/1/2035	200,000	209,132
5.88%, 2/1/2029	414,000	431,135
5.90%, 6/1/2053	513,000	506,577
5.95%, 9/15/2054	458,000	456,548
6.00%, 4/1/2054	435,000	435,883
6.10%, 4/1/2064 (a)	250,000	250,957
Humana, Inc.:
1.35%, 2/3/2027	361,000	347,513
2.15%, 2/3/2032	555,000	473,010
3.70%, 3/23/2029	311,000	303,891
4.63%, 12/1/2042	200,000	173,212
4.80%, 3/15/2047	200,000	170,578
4.88%, 4/1/2030	100,000	101,255
5.38%, 4/15/2031	428,000	440,365
5.50%, 3/15/2053	200,000	184,770
5.55%, 5/1/2035	290,000	295,432
5.75%, 3/1/2028	218,000	224,954
5.75%, 12/1/2028	200,000	208,498
5.88%, 3/1/2033	200,000	210,370
6.00%, 5/1/2055	300,000	296,976
Security Description	Principal Amount	Value
Icon Investments Six DAC 6.00%, 5/8/2034	$200,000	$209,884
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	200,000	162,112
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	283,000	205,662
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	309,480
6.25%, 2/1/2029	200,000	210,612
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	405,000	327,349
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	595,000	394,616
Series 2019, 3.27%, 11/1/2049	555,000	393,317
4.15%, 5/1/2047	692,000	580,111
4.88%, 4/1/2042	200,000	190,038
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	200,000	182,100
4.35%, 4/1/2030	350,000	350,140
4.55%, 4/1/2032 (a)	250,000	248,505
4.70%, 2/1/2045 (a)	205,000	183,764
4.80%, 10/1/2034	458,000	454,066
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	300,000	210,483
Series 2020, 3.34%, 7/1/2060	225,000	151,000
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	257,000	166,559
Series 2016, 4.13%, 11/15/2052	100,000	80,413
Memorial Health Services 3.45%, 11/1/2049	372,000	267,602
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	312,000	207,589
4.13%, 7/1/2052 (a)	174,000	142,212
Series 2015, 4.20%, 7/1/2055	295,000	240,909
Methodist Hospital Series 20A, 2.71%, 12/1/2050	236,000	147,644
Montefiore Obligated Group:
4.29%, 9/1/2050	227,000	153,264
Series 18-C, 5.25%, 11/1/2048	200,000	163,732
MyMichigan Health Series 2020, 3.41%, 6/1/2050	210,000	149,165

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (a)	$200,000	$141,274
4.06%, 8/1/2056	200,000	158,928
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (a)	350,000	277,392
4.26%, 11/1/2047	436,000	357,503
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	150,000	93,323
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	160,056
3.17%, 11/1/2051	200,000	135,736
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	200,000	123,296
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	210,000	146,049
4.78%, 7/1/2044	328,000	301,301
Orlando Health Obligated Group:
4.09%, 10/1/2048	200,000	163,462
5.48%, 10/1/2035 (a)	500,000	522,640
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	296,000	191,494
Series 2018, 4.79%, 11/15/2048	250,000	214,407
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	200,000	127,598
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	180,340
Providence St. Joseph Health Obligated Group:
Series I, 3.74%, 10/1/2047	215,000	163,707
Series A, 3.93%, 10/1/2048	400,000	307,544
5.37%, 10/1/2032	225,000	231,754
5.40%, 10/1/2033	111,000	114,207
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	251,000	230,759
2.95%, 6/30/2030 (a)	285,000	268,476
4.20%, 6/30/2029 (a)	166,000	166,143
4.63%, 12/15/2029	250,000	253,820
6.40%, 11/30/2033	195,000	216,321
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	200,000	125,814
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	200,000	199,046
Security Description	Principal Amount	Value
Stanford Health Care:
3.03%, 8/15/2051	$150,000	$100,075
Series 2018, 3.80%, 11/15/2048	360,000	283,331
Summa Health AGM, 3.51%, 11/15/2051	200,000	161,864
Sutter Health:
Series 20A, 2.29%, 8/15/2030	225,000	205,670
Series 20A, 3.16%, 8/15/2040	200,000	157,618
Series 20A, 3.36%, 8/15/2050 (a)	378,000	268,739
Series 2018, 4.09%, 8/15/2048	312,000	256,189
Series 2025, 5.54%, 8/15/2035	355,000	373,194
Toledo Hospital AGM, 5.75%, 11/15/2038	404,000	407,559
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	217,000	158,492
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	261,700	237,126
2.75%, 5/15/2040	325,000	242,118
2.88%, 8/15/2029	487,000	464,579
2.90%, 5/15/2050	246,000	158,579
2.95%, 10/15/2027	349,000	342,121
3.05%, 5/15/2041	310,000	235,767
3.25%, 5/15/2051	642,000	437,529
3.38%, 4/15/2027	502,000	497,492
3.45%, 1/15/2027	199,400	198,255
3.50%, 8/15/2039	741,600	618,027
3.75%, 10/15/2047	289,000	221,724
3.85%, 6/15/2028	626,000	623,584
3.88%, 12/15/2028	312,000	310,337
3.88%, 8/15/2059	401,000	293,388
3.95%, 10/15/2042	354,000	296,627
4.00%, 5/15/2029	547,000	545,304
4.20%, 5/15/2032	200,000	197,044
4.25%, 6/15/2048	325,000	268,866
4.38%, 3/15/2042	200,000	177,620
4.40%, 6/15/2028	75,000	75,711
4.45%, 12/15/2048	400,000	339,788
4.50%, 4/15/2033	350,000	346,129
4.63%, 7/15/2035 (a)	201,000	198,303
4.65%, 1/15/2031	125,000	126,679
4.70%, 4/15/2029	404,000	411,224
4.75%, 5/15/2052	558,000	491,051
4.80%, 1/15/2030	500,000	510,930
4.90%, 4/15/2031	558,000	572,129
4.95%, 1/15/2032	350,000	358,372
4.95%, 5/15/2062 (a)	178,000	156,277
5.00%, 4/15/2034	354,000	359,515
5.05%, 4/15/2053	843,000	772,559
5.15%, 7/15/2034	450,000	461,466

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 4/15/2063	$550,000	$503,552
5.25%, 2/15/2028	359,000	368,632
5.30%, 2/15/2030	315,000	327,754
5.30%, 6/15/2035	141,000	145,762
5.35%, 2/15/2033 (a)	546,000	570,663
5.38%, 4/15/2054	384,000	368,198
5.50%, 7/15/2044	400,000	400,672
5.50%, 4/15/2064 (a)	300,000	287,736
5.63%, 7/15/2054 (a)	746,000	741,942
5.70%, 10/15/2040	258,000	267,293
5.75%, 7/15/2064	245,000	244,167
5.88%, 2/15/2053	670,000	689,705
5.95%, 6/15/2055	90,000	93,692
6.05%, 2/15/2063	1,043,000	1,089,925
6.50%, 6/15/2037	250,000	279,840
6.63%, 11/15/2037	221,000	250,479
6.88%, 2/15/2038	669,600	774,781
Universal Health Services, Inc.:
2.65%, 1/15/2032	200,000	173,926
4.63%, 10/15/2029	175,000	174,811
5.05%, 10/15/2034	275,000	268,348
UPMC 5.38%, 5/15/2043	200,000	195,902
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	200,000	127,718
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	200,000	126,424
Series 2018, 4.81%, 9/1/2048	200,000	175,266
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050 (a)	205,000	121,491
		77,273,501
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	194,362
1.40%, 10/15/2027	310,000	294,147
4.85%, 10/15/2030 (a)	180,000	183,600
Lennar Corp.:
4.75%, 11/29/2027	649,000	655,114
5.20%, 7/30/2030	145,000	149,466
MDC Holdings, Inc.:
3.97%, 8/6/2061	675,000	452,392
6.00%, 1/15/2043	200,000	190,060
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	210,000	213,335
NVR, Inc. 3.00%, 5/15/2030	300,000	283,560
PulteGroup, Inc.:
5.00%, 1/15/2027	181,000	182,616
7.88%, 6/15/2032	210,000	247,491
Security Description	Principal Amount	Value
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	$230,000	$230,416
5.60%, 6/15/2035	355,000	363,949
		3,640,508
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2027 (a)	200,000	196,090
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	250,000	247,140
Series MTN, 3.70%, 8/1/2047	200,000	160,610
4.20%, 5/1/2030	140,000	141,148
4.60%, 3/1/2028	200,000	203,464
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	335,000	295,738
2.60%, 4/15/2030 (a)	300,000	279,639
3.13%, 12/1/2049 (a)	420,000	279,140
4.15%, 3/15/2047	296,000	239,292
4.38%, 5/15/2028	350,000	352,531
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	753,436
3.63%, 3/24/2032	925,000	876,401
4.00%, 3/24/2052	261,000	208,004
Kenvue, Inc.:
4.85%, 5/22/2032	500,000	507,045
5.20%, 3/22/2063	529,000	490,113
Procter & Gamble Co.:
1.20%, 10/29/2030	350,000	306,397
2.45%, 11/3/2026	726,000	715,364
2.80%, 3/25/2027	226,000	222,831
2.85%, 8/11/2027	153,000	150,592
3.00%, 3/25/2030	865,000	830,461
3.60%, 3/25/2050	232,000	180,767
4.05%, 5/1/2030	250,000	251,113
4.05%, 1/26/2033 (a)	435,000	434,639
4.15%, 10/24/2029	190,000	192,065
4.35%, 1/29/2029 (a)	504,000	512,523
4.55%, 10/24/2034	250,000	253,070
4.60%, 5/1/2035	250,000	253,740
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	253,421
2.63%, 8/12/2051 (a)	200,000	125,934
2.90%, 5/5/2027	451,000	444,677
3.50%, 3/22/2028	678,000	671,966
4.25%, 8/12/2027	304,000	306,304
4.63%, 8/12/2034	110,000	110,553
		11,250,118
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	230,000	234,545
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	190,000	176,803
5.60%, 11/15/2032	130,000	137,838

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clorox Co.:
1.80%, 5/15/2030	$955,000	$856,396
4.60%, 5/1/2032 (a)	306,000	309,360
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	394,871
2.88%, 2/7/2050 (a)	180,000	119,374
3.20%, 7/30/2046	360,000	262,620
3.90%, 5/4/2047	200,000	161,582
3.95%, 11/1/2028	275,000	275,162
6.63%, 8/1/2037	200,000	233,118
		3,161,669
INSURANCE — 0.8%
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (d)	300,000	302,583
Aflac, Inc.:
3.60%, 4/1/2030 (a)	300,000	293,934
4.75%, 1/15/2049	398,000	357,579
Alleghany Corp.:
3.25%, 8/15/2051	540,000	374,744
3.63%, 5/15/2030	253,000	247,052
Allstate Corp.:
1.45%, 12/15/2030 (a)	404,000	348,785
3.28%, 12/15/2026	134,000	132,657
5.05%, 6/24/2029	200,000	205,646
5.25%, 3/30/2033	390,000	404,481
5.95%, 4/1/2036	200,000	214,800
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	370,269
American Financial Group, Inc.:
4.50%, 6/15/2047	596,000	501,415
5.00%, 9/23/2035	125,000	122,389
American International Group, Inc.:
3.40%, 6/30/2030	300,000	287,265
3.88%, 1/15/2035	225,000	209,054
4.75%, 4/1/2048	300,000	271,104
4.85%, 5/7/2030	115,000	117,697
5.13%, 3/27/2033	888,000	912,793
5.45%, 5/7/2035	90,000	93,751
American National Group, Inc.:
5.00%, 6/15/2027	250,000	252,060
5.75%, 10/1/2029	225,000	232,715
6.00%, 7/15/2035	500,000	510,795
Aon Corp.:
2.80%, 5/15/2030	517,000	485,520
3.75%, 5/2/2029	280,000	275,915
6.25%, 9/30/2040	200,000	218,832
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	370,000	362,900
2.90%, 8/23/2051	263,000	165,919
Security Description	Principal Amount	Value
Aon Global Ltd. 4.60%, 6/14/2044	$297,000	$262,382
Aon North America, Inc.:
5.13%, 3/1/2027	190,000	192,713
5.15%, 3/1/2029	500,000	514,595
5.30%, 3/1/2031	490,000	510,840
5.45%, 3/1/2034	500,000	520,870
5.75%, 3/1/2054	538,000	542,116
Arch Capital Finance LLC 4.01%, 12/15/2026	391,000	390,343
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	465,000	443,708
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	160,000	142,174
3.05%, 3/9/2052	300,000	194,268
3.50%, 5/20/2051	545,000	385,408
4.60%, 12/15/2027	262,000	264,649
4.85%, 12/15/2029	165,000	168,366
5.00%, 2/15/2032	165,000	168,227
5.15%, 2/15/2035	280,000	283,304
5.45%, 7/15/2034	350,000	362,243
5.55%, 2/15/2055	460,000	450,027
5.75%, 7/15/2054	284,000	283,264
6.50%, 2/15/2034	160,000	177,296
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	250,000	261,513
Assurant, Inc.:
3.70%, 2/22/2030	285,000	276,319
5.55%, 2/15/2036	65,000	65,837
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	184,000	131,405
6.13%, 9/15/2028	200,000	210,348
Athene Holding Ltd.:
3.95%, 5/25/2051	264,000	192,226
4.13%, 1/12/2028	515,000	513,944
5.88%, 1/15/2034 (a)	381,000	398,457
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (d)	200,000	202,662
6.65%, 2/1/2033 (a)	433,000	470,952
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	208,314
2.30%, 3/15/2027	500,000	489,670
2.85%, 10/15/2050	591,000	387,867
2.88%, 3/15/2032	200,000	187,096
3.85%, 3/15/2052	791,000	621,204
4.20%, 8/15/2048	742,000	634,751
4.25%, 1/15/2049	890,000	764,688
4.40%, 5/15/2042	162,000	151,397
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	545,500	517,756
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (a)	389,000	399,141
Brown & Brown, Inc.:
4.20%, 3/17/2032 (a)	200,000	193,236

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 12/23/2026	$800,000	$803,872
4.70%, 6/23/2028 (a)	225,000	227,279
4.90%, 6/23/2030	400,000	405,504
5.25%, 6/23/2032	200,000	205,278
5.55%, 6/23/2035	250,000	257,070
5.65%, 6/11/2034	125,000	129,660
6.25%, 6/23/2055 (a)	100,000	105,227
Chubb Corp.:
6.00%, 5/11/2037 (a)	256,400	280,702
Series 1, 6.50%, 5/15/2038	290,000	329,956
Chubb INA Holdings LLC:
4.35%, 11/3/2045	677,000	598,129
4.65%, 8/15/2029	100,000	102,018
4.90%, 8/15/2035	830,000	834,814
5.00%, 3/15/2034	487,000	499,321
Cincinnati Financial Corp. 6.13%, 11/1/2034	245,000	264,005
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	160,924
3.90%, 5/1/2029	200,000	197,458
5.13%, 2/15/2034	105,000	105,968
5.20%, 8/15/2035	250,000	250,535
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,826,000	1,810,716
3.90%, 4/5/2032 (a)	230,000	219,475
5.75%, 1/15/2034	315,000	331,367
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (d)	200,000	205,256
Enstar Group Ltd. 3.10%, 9/1/2031	641,000	572,977
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	884,286
5.59%, 1/11/2033	200,000	210,598
Essent Group Ltd. 6.25%, 7/1/2029	250,000	261,898
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	392,000	253,044
3.50%, 10/15/2050	454,000	320,547
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	205,000	209,203
7.40%, 1/13/2028	230,000	241,564
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	182,000	171,864
4.85%, 4/17/2028	365,000	369,687
5.75%, 5/20/2035 (c)	250,000	259,248
6.00%, 12/7/2033	302,000	321,198
6.10%, 3/15/2055	300,000	308,478
6.35%, 3/22/2054	200,000	211,492
6.50%, 5/20/2055 (c)	250,000	268,900
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	177,216
3.40%, 6/15/2030	356,000	337,805
First American Financial Corp.:
4.00%, 5/15/2030	262,000	253,404
5.45%, 9/30/2034	300,000	300,822
Security Description	Principal Amount	Value
Globe Life, Inc.:
4.55%, 9/15/2028	$200,000	$201,718
4.80%, 6/15/2032	200,000	201,062
5.85%, 9/15/2034	200,000	209,922
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	200,000	180,574
5.50%, 9/1/2035	210,000	212,384
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	220,000	142,868
3.60%, 8/19/2049	348,000	262,385
4.30%, 4/15/2043	109,000	94,911
4.40%, 3/15/2048	240,000	208,402
Horace Mann Educators Corp. 4.70%, 10/1/2030	250,000	247,563
Jackson Financial, Inc.:
3.13%, 11/23/2031	300,000	271,536
4.00%, 11/23/2051	250,000	180,388
Kemper Corp.:
2.40%, 9/30/2030	155,000	137,094
3.80%, 2/23/2032	245,000	226,223
Lincoln National Corp.:
3.40%, 3/1/2032	514,000	475,527
3.80%, 3/1/2028 (a)	340,000	336,253
7.00%, 6/15/2040	300,000	341,745
Loews Corp.:
3.20%, 5/15/2030	230,000	219,972
4.13%, 5/15/2043	348,000	295,713
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	609,000	604,761
5.38%, 3/4/2046 (a)	311,000	310,633
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	226,970
5.00%, 5/20/2049	345,000	309,807
6.00%, 5/16/2054	285,000	292,105
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	279,143
2.38%, 12/15/2031	66,000	58,708
4.20%, 3/1/2048	368,000	308,369
4.35%, 1/30/2047	304,000	260,175
4.38%, 3/15/2029	393,000	396,549
4.65%, 3/15/2030	210,000	213,646
4.75%, 3/15/2039	174,000	167,673
4.85%, 11/15/2031	200,000	204,578
4.90%, 3/15/2049	621,000	570,500
5.00%, 3/15/2035	750,000	758,835
5.35%, 11/15/2044	467,000	462,769
5.40%, 9/15/2033 (a)	250,000	262,213
5.40%, 3/15/2055	474,000	465,155
5.75%, 11/1/2032	116,000	124,536
MetLife, Inc.:
4.05%, 3/1/2045	433,500	364,647
4.55%, 3/23/2030 (a)	635,000	645,630
4.88%, 11/13/2043	477,000	449,129

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2052	$689,000	$643,168
5.25%, 1/15/2054	470,000	457,244
5.30%, 12/15/2034 (a)	430,000	447,505
5.38%, 7/15/2033	287,000	302,266
5.70%, 6/15/2035	325,000	348,026
5.88%, 2/6/2041	222,000	235,424
10.75%, 8/1/2069	250,000	335,573
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	233,000	235,279
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	358,124
Primerica, Inc. 2.80%, 11/19/2031	189,000	170,777
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	425,537
4.63%, 9/15/2042	180,000	164,590
5.38%, 3/15/2033	108,000	112,237
Progressive Corp.:
3.20%, 3/26/2030	709,000	682,462
3.70%, 3/15/2052	100,000	77,096
4.13%, 4/15/2047	423,000	356,162
4.20%, 3/15/2048	455,000	386,882
4.35%, 4/25/2044	238,000	208,940
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	200,000	184,344
Series MTN, 3.70%, 3/13/2051	434,000	328,542
3.91%, 12/7/2047	437,000	350,194
3.94%, 12/7/2049	1,483,000	1,170,651
Series MTN, 4.35%, 2/25/2050	244,000	207,041
Series MTN, 4.42%, 3/27/2048	517,000	443,095
Series MTN, 4.60%, 5/15/2044	300,000	270,903
5.20%, 3/14/2035	155,000	159,328
Series MTN, 5.70%, 12/14/2036	750,000	797,895
Series MTN, 6.63%, 6/21/2040	200,000	228,992
Prudential Funding Asia PLC 3.13%, 4/14/2030 (a)	300,000	287,673
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	400,000	378,028
3.90%, 5/15/2029	208,000	205,419
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (d)	200,000	209,908
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	195,684
5.80%, 4/1/2035	250,000	262,118
Selective Insurance Group, Inc. 5.90%, 4/15/2035	200,000	208,174
Security Description	Principal Amount	Value
Travelers Cos., Inc.:
3.05%, 6/8/2051	$200,000	$135,300
3.75%, 5/15/2046	301,000	240,463
4.00%, 5/30/2047	158,000	130,225
4.05%, 3/7/2048	285,000	235,461
4.10%, 3/4/2049	200,000	164,988
5.05%, 7/24/2035	55,000	55,977
5.35%, 11/1/2040	374,000	381,039
5.70%, 7/24/2055	440,000	455,946
Series MTN, 6.25%, 6/15/2037	196,000	218,226
6.75%, 6/20/2036	354,000	407,659
Unum Group:
4.00%, 6/15/2029	150,000	148,067
4.50%, 12/15/2049	258,000	211,199
5.75%, 8/15/2042	200,000	200,354
6.00%, 6/15/2054	105,000	106,205
W.R. Berkley Corp.:
3.15%, 9/30/2061	359,000	226,820
4.75%, 8/1/2044	200,000	186,336
Willis North America, Inc.:
2.95%, 9/15/2029	150,000	142,475
4.50%, 9/15/2028	418,500	422,409
5.05%, 9/15/2048	200,000	182,264
5.90%, 3/5/2054	450,000	457,780
XL Group Ltd. 5.25%, 12/15/2043	215,000	208,971
		65,003,211
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
3.15%, 2/9/2051	564,000	394,242
3.40%, 12/6/2027 (a)	365,000	360,470
4.00%, 12/6/2037	525,000	483,688
4.20%, 12/6/2047 (a)	233,000	198,977
4.40%, 12/6/2057 (a)	419,000	359,427
4.88%, 5/26/2030 (c)	359,000	369,863
5.25%, 5/26/2035 (c)	355,000	371,639
5.63%, 11/26/2054 (c)	550,000	573,172
Alphabet, Inc.:
0.80%, 8/15/2027	309,000	293,170
1.10%, 8/15/2030	824,500	722,015
1.90%, 8/15/2040	495,000	337,887
2.05%, 8/15/2050 (a)	696,000	395,356
2.25%, 8/15/2060 (a)	370,000	199,715
4.00%, 5/15/2030	165,000	165,703
4.50%, 5/15/2035	500,000	500,710
5.25%, 5/15/2055	240,000	240,658
Amazon.com, Inc.:
1.20%, 6/3/2027	529,000	507,761
1.50%, 6/3/2030	472,000	422,445
1.65%, 5/12/2028	200,000	189,488
2.10%, 5/12/2031	810,000	728,684
2.50%, 6/3/2050	554,000	341,685
2.70%, 6/3/2060	723,000	427,119
2.88%, 5/12/2041	610,000	468,248

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 5/12/2051	$1,091,000	$757,459
3.15%, 8/22/2027	1,026,000	1,014,971
3.25%, 5/12/2061	400,000	268,000
3.30%, 4/13/2027	1,320,000	1,310,430
3.45%, 4/13/2029	500,000	492,775
3.60%, 4/13/2032 (a)	306,000	295,920
3.88%, 8/22/2037	1,066,000	981,829
3.95%, 4/13/2052	415,000	336,909
4.05%, 8/22/2047	1,079,000	912,586
4.25%, 8/22/2057	651,000	546,495
4.55%, 12/1/2027	200,000	203,052
4.65%, 12/1/2029	974,000	999,343
4.70%, 12/1/2032 (a)	379,000	389,407
4.80%, 12/5/2034	801,000	827,217
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,905
AppLovin Corp.:
5.13%, 12/1/2029	600,000	613,704
5.38%, 12/1/2031	400,000	413,836
5.50%, 12/1/2034	200,000	206,370
Baidu, Inc. 1.63%, 2/23/2027 (a)	311,000	300,827
Booking Holdings, Inc. 3.55%, 3/15/2028	293,000	289,836
eBay, Inc.:
2.60%, 5/10/2031 (a)	160,000	145,619
2.70%, 3/11/2030	260,000	243,264
3.60%, 6/5/2027	302,000	299,780
6.30%, 11/22/2032	970,000	1,067,049
Expedia Group, Inc.:
2.95%, 3/15/2031	267,000	247,333
3.25%, 2/15/2030	502,000	479,490
3.80%, 2/15/2028	300,000	297,351
JD.com, Inc. 3.38%, 1/14/2030	200,000	193,634
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,015,000	1,010,686
3.85%, 8/15/2032	1,100,000	1,070,245
4.30%, 8/15/2029 (a)	395,000	400,159
4.45%, 8/15/2052	1,011,000	867,418
4.55%, 8/15/2031	175,000	178,460
4.60%, 5/15/2028 (a)	550,000	561,116
4.65%, 8/15/2062	428,000	366,770
4.75%, 8/15/2034	660,000	668,210
4.95%, 5/15/2033	870,000	900,041
5.40%, 8/15/2054	315,000	311,381
5.55%, 8/15/2064	453,000	449,661
5.60%, 5/15/2053	945,000	957,143
5.75%, 5/15/2063	542,000	556,222
Netflix, Inc.:
4.38%, 11/15/2026	327,000	328,589
4.88%, 4/15/2028	940,000	960,567
4.90%, 8/15/2034 (a)	325,000	335,088
5.40%, 8/15/2054	210,000	211,726
Security Description	Principal Amount	Value
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	$345,000	$309,103
Uber Technologies, Inc.:
4.15%, 1/15/2031	125,000	123,866
4.30%, 1/15/2030	400,000	401,216
4.80%, 9/15/2034	505,000	505,657
4.80%, 9/15/2035	110,000	108,937
5.35%, 9/15/2054	270,000	261,781
VeriSign, Inc.:
2.70%, 6/15/2031	200,000	180,458
4.75%, 7/15/2027	165,000	165,008
5.25%, 6/1/2032	500,000	513,565
Weibo Corp. 3.38%, 7/8/2030 (a)	336,000	318,037
		36,212,623
INVESTMENT COMPANY SECURITIES — 0.3%
Apollo Debt Solutions BDC:
5.88%, 8/30/2030 (c)	100,000	101,814
6.70%, 7/29/2031 (a)	510,000	540,416
6.90%, 4/13/2029	200,000	210,172
ARES Capital Corp.:
3.20%, 11/15/2031 (a)	174,000	155,928
5.10%, 1/15/2031	250,000	248,115
5.50%, 9/1/2030	884,000	894,608
5.80%, 3/8/2032 (a)	500,000	509,355
5.95%, 7/15/2029	263,000	271,732
7.00%, 1/15/2027	515,000	530,368
ARES Strategic Income Fund:
4.85%, 1/15/2029 (c)	500,000	494,865
5.15%, 1/15/2031 (c)	500,000	494,045
5.70%, 3/15/2028	200,000	202,924
5.80%, 9/9/2030 (c)	175,000	177,868
6.20%, 3/21/2032	200,000	206,700
6.35%, 8/15/2029	275,000	284,812
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	5,000	4,892
5.95%, 3/15/2030	250,000	251,460
Barings BDC, Inc. 5.20%, 9/15/2028	335,000	332,484
Barings Private Credit Corp. 6.15%, 6/11/2030 (a) (c)	450,000	448,987
Blackstone Private Credit Fund:
2.63%, 12/15/2026	462,000	451,323
3.25%, 3/15/2027	358,000	351,173
4.00%, 1/15/2029 (a)	214,000	208,988
5.05%, 9/10/2030	415,000	409,937
5.25%, 4/1/2030	250,000	250,885
5.60%, 11/22/2029	200,000	203,640
6.00%, 1/29/2032 (a)	250,000	257,935
6.00%, 11/22/2034 (a)	200,000	204,870
7.30%, 11/27/2028	258,000	275,541

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	$200,000	$193,500
2.85%, 9/30/2028	225,000	213,192
5.30%, 6/30/2030	290,000	291,931
Blue Owl Capital Corp.:
2.88%, 6/11/2028	210,000	198,683
3.13%, 4/13/2027	225,000	219,085
5.95%, 3/15/2029 (a)	245,000	249,606
6.20%, 7/15/2030	350,000	359,961
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	202,756
6.60%, 9/15/2029 (a)	500,000	521,390
6.65%, 3/15/2031	225,000	236,428
7.75%, 9/16/2027 (a)	357,000	375,107
7.75%, 1/15/2029	260,000	279,009
Blue Owl Technology Finance Corp.:
6.10%, 3/15/2028 (c)	270,000	273,494
6.75%, 4/4/2029 (a)	330,000	340,471
Capital Southwest Corp. 5.95%, 9/18/2030	315,000	315,740
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031 (b)	415,000	412,580
6.75%, 2/18/2030 (a)	200,000	208,108
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b) (c)	500,000	495,030
7.20%, 6/15/2029	200,000	207,266
FS KKR Capital Corp.:
3.13%, 10/12/2028	545,000	504,997
6.13%, 1/15/2030 (a)	250,000	248,800
6.13%, 1/15/2031	250,000	247,678
6.88%, 8/15/2029 (a)	251,000	256,994
Goldman Sachs BDC, Inc. 5.65%, 9/9/2030	320,000	321,955
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (a) (c)	155,000	157,385
6.25%, 5/6/2030 (c)	250,000	255,600
Golub Capital BDC, Inc. 6.00%, 7/15/2029	143,000	146,139
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a) (c)	325,000	326,625
5.88%, 5/1/2030	215,000	218,775
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	500,000	513,645
6.38%, 7/1/2034	321,000	326,727
6.75%, 7/15/2035	350,000	360,944
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (c)	500,000	497,430
5.30%, 6/5/2027 (a) (c)	65,000	65,398
5.45%, 1/14/2028	210,000	211,951
5.45%, 11/15/2030 (c)	500,000	499,615
5.85%, 6/5/2030 (c)	250,000	254,395
Security Description	Principal Amount	Value
5.95%, 4/14/2032	$200,000	$203,408
Main Street Capital Corp.:
5.40%, 8/15/2028	145,000	145,599
6.50%, 6/4/2027	125,000	127,788
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030 (a)	145,000	148,592
6.15%, 5/17/2029 (a)	265,000	274,280
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (c)	105,000	104,498
5.75%, 2/1/2030	150,000	150,596
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	200,000	200,960
7.10%, 2/15/2029 (a)	200,000	206,974
Oaktree Strategic Credit Fund 6.19%, 7/15/2030 (a) (c)	205,000	209,410
Sixth Street Lending Partners:
6.13%, 7/15/2030 (a) (c)	308,000	318,678
6.50%, 3/11/2029	200,000	207,908
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	210,000	221,638
		22,504,556
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	378,000	394,658
6.75%, 3/1/2041	540,000	587,623
6.80%, 11/29/2032 (a)	325,000	362,011
7.00%, 10/15/2039	280,000	314,471
Gerdau Trade, Inc. 5.75%, 6/9/2035	350,000	362,362
Nucor Corp.:
3.13%, 4/1/2032	201,000	185,684
3.95%, 5/1/2028	385,000	384,161
4.30%, 5/23/2027	165,000	165,718
4.40%, 5/1/2048 (a)	319,000	273,042
5.10%, 6/1/2035	500,000	508,320
Steel Dynamics, Inc.:
3.25%, 1/15/2031	210,000	198,316
3.25%, 10/15/2050	200,000	137,802
3.45%, 4/15/2030	200,000	192,600
5.25%, 5/15/2035	110,000	112,401
5.75%, 5/15/2055	120,000	121,954
Vale Overseas Ltd.:
3.75%, 7/8/2030	766,000	736,907
6.13%, 6/12/2033 (a)	529,000	564,337
6.40%, 6/28/2054	340,000	349,598
6.88%, 11/10/2039 (a)	150,000	168,433
		6,120,398
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027 (a)	490,000	490,710

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 10/4/2029	$495,000	$494,663
4.25%, 10/4/2031	165,000	164,817
4.50%, 10/4/2034 (a)	160,000	157,941
Apple, Inc.:
4.00%, 5/10/2028	785,000	789,380
4.20%, 5/12/2030	500,000	505,420
4.30%, 5/10/2033 (a)	520,000	526,609
4.50%, 5/12/2032	500,000	510,320
4.75%, 5/12/2035	500,000	511,940
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	252,000	264,766
5.95%, 4/15/2035 (a)	200,000	208,592
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	370,000	283,923
3.45%, 12/15/2051 (a)	200,000	140,532
4.15%, 2/15/2029 (b)	290,000	289,371
4.35%, 2/1/2030	284,000	283,310
4.50%, 2/15/2031 (b)	315,000	314,361
4.75%, 4/1/2028	250,000	253,590
4.75%, 10/6/2032 (b)	290,000	288,768
4.85%, 2/1/2035 (a)	250,000	246,088
5.00%, 4/1/2030	180,000	184,349
5.10%, 2/15/2036 (b)	500,000	497,115
5.30%, 4/1/2032	125,000	129,014
5.40%, 4/15/2034 (a)	485,000	500,636
5.50%, 4/1/2035 (a)	450,000	464,913
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	125,000	124,806
4.15%, 9/15/2028	110,000	109,865
4.40%, 9/25/2027	241,000	242,017
4.40%, 10/15/2030	350,000	347,781
4.55%, 10/15/2029	400,000	401,852
4.85%, 10/15/2031	368,000	371,662
5.00%, 10/15/2034	685,000	679,390
5.25%, 7/1/2028	525,000	539,537
5.60%, 10/15/2054	500,000	478,350
HP, Inc. 5.40%, 4/25/2030	105,000	109,053
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	200,000	201,380
4.60%, 2/5/2029	391,000	396,509
4.90%, 2/5/2034	200,000	202,322
5.25%, 2/5/2044	450,000	442,206
5.30%, 2/5/2054 (a)	125,000	119,644
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	507,020
4.80%, 2/10/2030	500,000	511,695
5.00%, 2/10/2032 (a)	500,000	514,900
5.20%, 2/10/2035 (a)	450,000	462,091
5.70%, 2/10/2055 (a)	500,000	506,615
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	203,000	217,001
Security Description	Principal Amount	Value
Leidos, Inc.:
5.40%, 3/15/2032	$270,000	$280,465
5.50%, 3/15/2035	335,000	346,879
NetApp, Inc.:
5.50%, 3/17/2032 (a)	175,000	181,935
5.70%, 3/17/2035 (a)	250,000	261,140
		17,057,243
LEISURE TIME — 0.0% *
Brunswick Corp.:
2.40%, 8/18/2031 (a)	250,000	217,307
5.10%, 4/1/2052 (a)	500,000	401,130
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036 (b)	405,000	407,584
		1,026,021
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	275,000	262,598
3.70%, 1/15/2031	145,000	135,779
5.85%, 8/1/2034	300,000	306,852
Hyatt Hotels Corp.:
4.38%, 9/15/2028	201,000	201,227
5.05%, 3/30/2028	131,000	133,112
5.38%, 12/15/2031	500,000	511,455
5.75%, 1/30/2027	360,000	366,779
5.75%, 3/30/2032 (a)	125,000	130,270
Las Vegas Sands Corp.:
3.90%, 8/8/2029	200,000	193,508
5.63%, 6/15/2028	475,000	485,640
6.00%, 8/15/2029	245,000	255,190
6.00%, 6/14/2030	250,000	260,350
6.20%, 8/15/2034	200,000	209,538
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	500,000	433,660
Series HH, 2.85%, 4/15/2031	371,000	341,387
Series X, 4.00%, 4/15/2028	248,000	247,298
4.20%, 7/15/2027	100,000	100,329
4.50%, 10/15/2031	350,000	348,446
Series FF, 4.63%, 6/15/2030	304,000	306,888
4.80%, 3/15/2030	200,000	203,462
4.88%, 5/15/2029	200,000	203,756
5.00%, 10/15/2027	333,000	338,824
5.10%, 4/15/2032 (a)	320,000	328,368
5.25%, 10/15/2035	350,000	353,248
5.35%, 3/15/2035 (a)	200,000	204,456
5.50%, 4/15/2037	306,000	312,588
5.55%, 10/15/2028	540,000	561,109
Sands China Ltd.:
2.30%, 3/8/2027	200,000	194,250
3.25%, 8/8/2031 (a)	200,000	183,822
4.38%, 6/18/2030	289,000	284,243

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 8/8/2028	$510,000	$521,092
		8,919,524
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027 (a)	200,000	199,186
Series K, 4.10%, 8/15/2028	275,000	276,100
4.38%, 8/16/2029 (a)	195,000	197,765
4.40%, 10/15/2027	250,000	252,675
4.40%, 3/3/2028	500,000	505,300
4.45%, 10/16/2026	180,000	181,116
4.50%, 1/7/2027	100,000	100,789
4.50%, 1/8/2027	200,000	201,578
4.60%, 11/15/2027	300,000	304,500
4.70%, 11/15/2029	200,000	204,852
4.80%, 1/8/2030	100,000	103,137
4.85%, 2/27/2029 (a)	200,000	205,434
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	145,000	137,557
3.25%, 9/19/2049	428,000	309,204
3.80%, 8/15/2042	200,000	168,968
4.75%, 5/15/2064	375,000	335,888
5.20%, 5/15/2035	500,000	517,445
5.20%, 5/27/2041	200,000	201,900
5.30%, 9/15/2035	311,000	325,026
5.50%, 5/15/2055	125,000	127,685
6.05%, 8/15/2036	275,000	304,967
		5,161,072
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (a)	200,000	207,894
CNH Industrial Capital LLC:
4.50%, 10/8/2027	200,000	201,264
4.50%, 10/16/2030	500,000	498,945
4.75%, 3/21/2028	125,000	126,373
5.10%, 4/20/2029	300,000	307,323
5.50%, 1/12/2029 (a)	399,000	412,933
Deere & Co.:
3.75%, 4/15/2050	200,000	158,354
5.45%, 1/16/2035 (a)	250,000	263,140
5.70%, 1/19/2055	315,000	331,597
Dover Corp.:
5.38%, 10/15/2035	300,000	313,860
5.38%, 3/1/2041	250,000	251,160
Flowserve Corp. 2.80%, 1/15/2032	447,000	395,930
IDEX Corp.:
3.00%, 5/1/2030	465,000	437,653
4.95%, 9/1/2029	250,000	255,538
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	362,008
5.45%, 6/15/2034	460,000	479,366
5.70%, 8/14/2033	473,000	502,378
Security Description	Principal Amount	Value
John Deere Capital Corp.:
1.45%, 1/15/2031 (a)	$320,000	$280,506
Series MTN, 1.50%, 3/6/2028	287,000	270,974
Series MTN, 1.70%, 1/11/2027	221,000	215,057
Series MTN, 2.45%, 1/9/2030	200,000	187,236
Series MTN, 2.80%, 7/18/2029 (a)	190,000	181,729
Series MTN, 3.05%, 1/6/2028	150,000	147,294
Series MTN, 3.45%, 3/7/2029	242,000	237,804
Series MTN, 4.15%, 9/15/2027	310,000	311,497
Series I, 4.25%, 6/5/2028	400,000	403,240
Series MTN, 4.38%, 10/15/2030	375,000	377,771
4.40%, 9/8/2031	200,000	201,442
4.50%, 1/8/2027	100,000	100,800
4.50%, 1/16/2029	848,000	860,610
Series I, 4.55%, 6/5/2030	500,000	507,775
4.65%, 1/7/2028	85,000	86,398
Series MTN, 4.70%, 6/10/2030	464,000	475,809
Series MTN, 4.85%, 3/5/2027	400,000	405,288
Series MTN, 4.85%, 6/11/2029	500,000	513,595
Series MTN, 4.90%, 6/11/2027	265,000	269,561
Series MTN, 4.95%, 7/14/2028	520,000	533,905
Series MTN, 5.05%, 6/12/2034	500,000	515,070
Series MTN, 5.10%, 4/11/2034	950,000	983,668
Series I, 5.15%, 9/8/2033 (a)	300,000	313,863
Nordson Corp. 4.50%, 12/15/2029	500,000	503,160
nVent Finance SARL 5.65%, 5/15/2033	375,000	391,402
Otis Worldwide Corp.:
3.11%, 2/15/2040	408,000	318,134
3.36%, 2/15/2050	200,000	142,984
5.13%, 11/19/2031	200,000	207,384
5.13%, 9/4/2035	155,000	156,857
5.25%, 8/16/2028	362,000	373,157
Regal Rexnord Corp. 6.05%, 4/15/2028	400,000	413,724
Rockwell Automation, Inc.:
1.75%, 8/15/2031	150,000	130,691
4.20%, 3/1/2049	285,000	239,859

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	$289,000	$286,590
4.70%, 9/15/2028	600,151	608,655
5.50%, 5/29/2035	250,000	258,595
Xylem, Inc.:
1.95%, 1/30/2028	226,000	215,577
3.25%, 11/1/2026 (a)	130,000	128,674
4.38%, 11/1/2046	327,000	277,456
		18,539,507
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	786,000	731,114
2.30%, 2/1/2032	275,000	235,043
2.80%, 4/1/2031	963,000	868,356
3.50%, 6/1/2041	588,000	429,505
3.50%, 3/1/2042	520,000	374,556
3.70%, 4/1/2051	1,013,000	668,104
3.85%, 4/1/2061	750,000	466,890
3.90%, 6/1/2052	848,000	573,723
3.95%, 6/30/2062	300,000	189,681
4.20%, 3/15/2028	163,000	162,209
4.40%, 12/1/2061	673,000	466,537
4.80%, 3/1/2050	888,000	702,106
5.13%, 7/1/2049	576,000	476,294
5.25%, 4/1/2053	480,000	400,934
5.38%, 4/1/2038	415,000	390,760
5.38%, 5/1/2047	200,000	172,722
5.75%, 4/1/2048	784,000	709,332
5.85%, 12/1/2035 (a)	175,000	176,715
6.10%, 6/1/2029	319,000	334,755
6.38%, 10/23/2035	875,000	916,230
6.48%, 10/23/2045	942,000	930,498
6.55%, 6/1/2034 (a)	200,000	213,118
6.65%, 2/1/2034	415,000	443,735
6.70%, 12/1/2055	325,000	328,240
6.83%, 10/23/2055	200,000	203,850
Comcast Corp.:
1.50%, 2/15/2031 (a)	407,000	351,900
1.95%, 1/15/2031	200,000	177,598
2.35%, 1/15/2027 (a)	615,000	602,872
2.45%, 8/15/2052	250,000	137,740
2.65%, 2/1/2030	609,000	571,145
2.65%, 8/15/2062 (a)	290,000	152,288
2.80%, 1/15/2051	435,000	264,998
2.89%, 11/1/2051	1,088,000	669,675
2.94%, 11/1/2056	1,810,000	1,073,239
2.99%, 11/1/2063	975,000	556,793
3.15%, 2/15/2028	544,000	534,099
3.20%, 7/15/2036	375,000	318,990
3.25%, 11/1/2039	860,000	685,480
3.30%, 2/1/2027	661,000	655,441
Security Description	Principal Amount	Value
3.45%, 2/1/2050	$377,000	$263,316
3.55%, 5/1/2028 (a)	336,000	332,559
3.90%, 3/1/2038	416,000	365,768
3.97%, 11/1/2047	610,000	476,123
4.00%, 3/1/2048	705,000	551,035
4.00%, 11/1/2049	598,000	460,926
4.05%, 11/1/2052	200,000	152,842
4.15%, 10/15/2028	1,340,000	1,345,655
4.20%, 8/15/2034	175,000	167,207
4.25%, 10/15/2030	393,000	393,605
4.25%, 1/15/2033	700,000	685,720
4.40%, 8/15/2035	90,000	86,406
4.55%, 1/15/2029	641,000	650,339
4.60%, 10/15/2038	419,000	394,656
4.65%, 2/15/2033 (a)	290,000	291,346
4.65%, 7/15/2042	218,000	197,951
4.80%, 5/15/2033 (a)	550,000	555,099
4.95%, 5/15/2032	364,000	373,231
4.95%, 10/15/2058	390,000	340,763
5.30%, 6/1/2034 (a)	540,000	560,261
5.30%, 5/15/2035 (a)	250,000	256,853
5.35%, 5/15/2053	217,000	203,637
5.50%, 11/15/2032 (a)	825,000	874,063
5.50%, 5/15/2064	550,000	517,726
5.65%, 6/15/2035	320,000	337,744
5.65%, 6/1/2054 (a)	275,000	269,178
6.05%, 5/15/2055 (a)	286,000	295,329
6.45%, 3/15/2037	400,000	446,528
6.50%, 11/15/2035	152,000	170,100
7.05%, 3/15/2033	261,000	299,607
Discovery Communications LLC:
4.65%, 5/15/2050	420	298
5.20%, 9/20/2047	3,000	1,935
FactSet Research Systems, Inc. 2.90%, 3/1/2027	220,000	216,207
Fox Corp.:
4.71%, 1/25/2029	611,000	618,912
5.48%, 1/25/2039	998,000	1,001,972
6.50%, 10/13/2033	200,000	220,204
Grupo Televisa SAB:
5.00%, 5/13/2045	250,000	174,265
5.25%, 5/24/2049	205,000	144,960
6.13%, 1/31/2046 (a)	200,000	161,080
6.63%, 1/15/2040	200,000	183,662
8.50%, 3/11/2032	400,000	434,356
NBCUniversal Media LLC:
4.45%, 1/15/2043	525,000	458,845
5.95%, 4/1/2041	200,000	210,042
6.40%, 4/30/2040	586,000	644,582
Paramount Global:
4.20%, 6/1/2029	226,000	222,196
4.20%, 5/19/2032	264,000	245,964
4.38%, 3/15/2043	226,000	174,366

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 1/15/2045	$436,000	$339,701
4.90%, 8/15/2044	228,000	184,429
4.95%, 1/15/2031	447,000	441,788
4.95%, 5/19/2050	475,000	376,979
5.25%, 4/1/2044	200,000	165,532
5.50%, 5/15/2033	257,000	254,291
5.85%, 9/1/2043	585,000	534,626
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	465,514
5.50%, 9/1/2041	508,500	465,639
6.55%, 5/1/2037	443,000	460,246
6.75%, 6/15/2039	348,000	362,964
7.30%, 7/1/2038	300,000	327,546
TWDC Enterprises 18 Corp.:
Series MTN, 3.70%, 12/1/2042	290,000	236,718
Series E, 4.13%, 12/1/2041	150,000	130,842
Series GMTN, 4.13%, 6/1/2044	293,000	249,671
Walt Disney Co.:
2.00%, 9/1/2029	788,000	730,909
2.20%, 1/13/2028	300,538	289,890
2.65%, 1/13/2031 (a)	900,000	837,063
2.75%, 9/1/2049 (a)	917,000	591,236
3.38%, 11/15/2026	299,000	297,221
3.60%, 1/13/2051	1,088,000	823,116
3.70%, 3/23/2027	250,000	249,560
3.80%, 5/13/2060	200,000	149,682
4.63%, 3/23/2040	300,000	288,375
4.75%, 9/15/2044	200,000	185,292
4.75%, 11/15/2046	307,000	281,187
4.95%, 10/15/2045	257,000	243,767
5.40%, 10/1/2043	220,000	223,199
6.15%, 3/1/2037	200,000	220,728
6.40%, 12/15/2035 (a)	514,000	583,673
6.55%, 3/15/2033	200,000	227,222
6.65%, 11/15/2037	488,000	563,733
7.75%, 12/1/2045	200,000	260,566
		47,789,589
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp. 4.38%, 6/15/2045	200,000	175,378
Valmont Industries, Inc. 5.00%, 10/1/2044 (a)	200,000	187,514
		362,892
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	190,000	184,308
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	655,231
5.75%, 5/1/2043	294,000	304,084
Security Description	Principal Amount	Value
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	$270,000	$237,503
4.75%, 2/28/2028	900,000	914,355
5.00%, 2/21/2030	200,000	206,278
5.00%, 2/15/2036 (a)	210,000	213,074
5.00%, 9/30/2043	1,076,000	1,037,458
5.10%, 9/8/2028	500,000	514,335
5.13%, 2/21/2032	200,000	207,232
5.25%, 9/8/2033	350,000	364,556
5.30%, 2/21/2035 (a)	400,000	416,564
5.50%, 9/8/2053	195,000	198,292
5.75%, 9/5/2055	110,000	114,377
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	198,820
5.00%, 9/1/2027	250,000	250,093
5.40%, 11/14/2034	432,000	442,947
5.45%, 3/15/2043 (a)	637,000	612,488
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	276,158
Newmont Corp.:
2.60%, 7/15/2032 (a)	350,000	316,389
5.45%, 6/9/2044	200,000	201,084
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	200,000	167,812
5.35%, 3/15/2034	350,000	365,130
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	200,000	214,570
6.13%, 12/15/2033	205,000	225,106
7.25%, 3/15/2031	270,000	309,946
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051 (a)	666,000	417,735
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027	310,000	312,182
4.50%, 3/14/2028	110,000	111,196
4.75%, 3/22/2042	150,000	140,378
4.88%, 3/14/2030	235,000	240,767
5.00%, 3/14/2032	250,000	256,783
5.00%, 3/9/2033	242,000	248,536
5.13%, 3/9/2053	1,000,000	946,590
5.25%, 3/14/2035	165,000	170,074
5.75%, 3/14/2055	215,000	221,304
5.88%, 3/14/2065	210,000	218,837
Southern Copper Corp.:
5.25%, 11/8/2042	435,000	420,693
5.88%, 4/23/2045 (a)	311,000	321,655
6.75%, 4/16/2040	884,000	1,002,553
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	178,210
		14,355,683
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	471,000	441,148
2.88%, 10/15/2027	200,000	195,932
3.05%, 4/15/2030	167,000	159,119

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/26/2049	$200,000	$140,000
Series MTN, 3.38%, 3/1/2029	215,000	210,001
Series MTN, 3.63%, 10/15/2047	200,000	151,358
Series MTN, 3.88%, 6/15/2044	227,000	184,281
4.80%, 3/15/2030	500,000	511,420
5.15%, 3/15/2035 (a)	500,000	512,400
Series MTN, 5.70%, 3/15/2037	350,000	370,489
Eaton Corp.:
4.00%, 11/2/2032	148,000	144,956
4.15%, 3/15/2033	440,000	433,105
4.35%, 5/18/2028	130,000	131,481
4.70%, 8/23/2052	468,000	428,407
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	610,000	601,966
3.90%, 9/1/2042	305,000	260,122
4.88%, 9/15/2041	250,000	242,465
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	211,789
3.25%, 6/14/2029	552,000	535,827
4.00%, 6/14/2049	467,000	379,998
Series MTN, 4.20%, 11/21/2034	493,000	477,904
Series MTN, 4.45%, 11/21/2044	219,000	194,382
Pentair Finance SARL 4.50%, 7/1/2029	250,000	251,285
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	220,000	210,120
2.75%, 4/1/2031	204,000	187,193
Textron, Inc.:
3.90%, 9/17/2029	649,000	639,291
5.50%, 5/15/2035 (a)	800,000	826,720
		9,033,159
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	550,000	539,479
3.25%, 2/15/2029	453,000	433,883
3.57%, 12/1/2031	362,000	337,536
		1,310,898
OIL & GAS — 0.8%
APA Corp.:
4.75%, 4/15/2043	94,000	72,346
5.35%, 7/1/2049	213,000	178,132
6.10%, 2/15/2035	200,000	204,568
6.75%, 2/15/2055	200,000	201,696
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	273,000	243,309
2.72%, 1/12/2032	776,000	704,197
2.77%, 11/10/2050	490,000	308,445
2.94%, 6/4/2051	1,353,000	874,782
Security Description	Principal Amount	Value
3.00%, 2/24/2050	$592,000	$392,532
3.00%, 3/17/2052	256,000	166,659
3.06%, 6/17/2041	200,000	152,148
3.38%, 2/8/2061	661,000	440,596
3.59%, 4/14/2027	157,000	156,163
3.63%, 4/6/2030 (a)	150,000	146,917
4.23%, 11/6/2028	739,000	742,348
4.70%, 4/10/2029	750,000	763,792
4.81%, 2/13/2033	386,000	390,516
4.87%, 11/25/2029	355,000	364,368
4.89%, 9/11/2033 (a)	580,000	588,416
4.97%, 10/17/2029	360,000	370,836
5.23%, 11/17/2034 (a)	870,000	899,093
BP Capital Markets PLC 3.72%, 11/28/2028	341,000	337,525
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	823,000	771,316
5.00%, 12/15/2029 (c)	200,000	204,502
5.40%, 12/15/2034 (c)	198,000	201,833
6.25%, 3/15/2038	350,000	373,677
6.45%, 6/30/2033	111,000	120,118
6.50%, 2/15/2037	172,000	187,229
Cenovus Energy, Inc.:
3.75%, 2/15/2052	275,000	195,316
4.25%, 4/15/2027	200,000	199,998
5.40%, 6/15/2047	200,000	184,978
Chevron Corp.:
2.00%, 5/11/2027	213,000	207,059
2.24%, 5/11/2030 (a)	456,000	422,425
3.08%, 5/11/2050	350,000	242,896
Chevron USA, Inc.:
1.02%, 8/12/2027	214,000	203,660
2.34%, 8/12/2050 (a)	100,000	59,572
3.25%, 10/15/2029	618,000	601,969
3.95%, 8/13/2027	200,000	200,834
4.05%, 8/13/2028 (a)	155,000	155,770
4.30%, 10/15/2030	145,000	145,795
4.41%, 2/26/2027	290,000	292,439
4.48%, 2/26/2028	350,000	354,847
4.50%, 10/15/2032	200,000	201,648
4.82%, 4/15/2032	350,000	359,961
4.85%, 10/15/2035	200,000	202,342
4.98%, 4/15/2035 (a)	363,000	372,398
CNOOC Finance 2013 Ltd. 4.25%, 5/9/2043	331,000	306,585
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	104,859
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,154,000	1,164,040
ConocoPhillips:
5.90%, 10/15/2032	423,000	460,702
5.90%, 5/15/2038	136,000	145,859
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	225,510

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.03%, 3/15/2062	$534,000	$399,021
4.70%, 1/15/2030	240,000	244,733
4.85%, 1/15/2032	200,000	204,554
5.00%, 1/15/2035	450,000	455,517
5.05%, 9/15/2033	538,000	554,377
5.30%, 5/15/2053	790,000	752,617
5.50%, 1/15/2055 (a)	326,000	318,962
5.65%, 1/15/2065	290,000	284,893
5.70%, 9/15/2063	200,000	198,492
5.95%, 3/15/2046	200,000	209,822
6.50%, 2/1/2039	360,000	406,685
6.95%, 4/15/2029	400,000	437,224
Continental Resources, Inc. 4.38%, 1/15/2028	450,000	447,291
Coterra Energy, Inc.:
5.40%, 2/15/2035	338,000	341,052
5.60%, 3/15/2034	310,000	318,429
5.90%, 2/15/2055	235,000	227,031
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	200,000	200,356
4.75%, 5/15/2042	279,000	242,889
5.00%, 6/15/2045	645,000	560,834
5.20%, 9/15/2034 (a)	200,000	199,168
5.60%, 7/15/2041	328,000	316,084
5.75%, 9/15/2054	200,000	185,434
7.88%, 9/30/2031	250,000	290,207
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	240,766
3.50%, 12/1/2029	538,000	519,391
4.25%, 3/15/2052 (a)	375,000	294,225
4.40%, 3/24/2051	292,000	235,939
5.20%, 4/18/2027	330,000	334,894
5.40%, 4/18/2034	568,000	580,502
5.55%, 4/1/2035 (a)	355,000	364,535
5.75%, 4/18/2054	435,000	418,331
5.90%, 4/18/2064	355,000	341,918
6.25%, 3/15/2033	524,000	564,369
6.25%, 3/15/2053	200,000	204,988
EOG Resources, Inc.:
3.90%, 4/1/2035	577,000	535,883
4.38%, 4/15/2030	218,000	219,310
4.40%, 7/15/2028	175,000	176,703
4.95%, 4/15/2050	325,000	295,818
5.00%, 7/15/2032	500,000	511,555
5.35%, 1/15/2036	355,000	364,574
5.65%, 12/1/2054 (a)	337,000	337,677
5.95%, 7/15/2055 (a)	195,000	203,986
EQT Corp.:
5.00%, 1/15/2029	189,000	191,614
5.75%, 2/1/2034 (a)	326,000	341,254
6.38%, 4/1/2029	300,000	311,430
7.00%, 2/1/2030	509,000	554,240
Equinor ASA:
3.13%, 4/6/2030	693,000	664,532
3.25%, 11/18/2049	200,000	143,288
Security Description	Principal Amount	Value
3.63%, 9/10/2028	$345,000	$342,012
3.63%, 4/6/2040	164,000	139,671
3.70%, 4/6/2050	500,000	388,660
3.95%, 5/15/2043	247,000	210,506
4.25%, 6/2/2028 (a)	250,000	251,807
4.50%, 9/3/2030	500,000	507,655
5.13%, 6/3/2035	500,000	515,350
Expand Energy Corp.:
4.75%, 2/1/2032	280,000	275,257
5.38%, 2/1/2029	250,000	250,485
5.70%, 1/15/2035	415,000	426,396
Exxon Mobil Corp.:
2.44%, 8/16/2029	679,000	645,777
2.61%, 10/15/2030	1,107,000	1,033,086
3.00%, 8/16/2039	400,000	319,928
3.10%, 8/16/2049	151,000	104,942
3.45%, 4/15/2051	1,046,000	766,132
3.48%, 3/19/2030	200,000	195,492
4.11%, 3/1/2046	752,000	638,177
4.23%, 3/19/2040	557,000	510,234
4.33%, 3/19/2050	800,000	686,280
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (a)	295,000	260,621
Hess Corp.:
5.60%, 2/15/2041	300,000	311,388
5.80%, 4/1/2047	347,000	361,078
7.13%, 3/15/2033	98,000	113,722
7.30%, 8/15/2031	200,000	230,400
HF Sinclair Corp.:
4.50%, 10/1/2030	200,000	196,984
5.50%, 9/1/2032	200,000	203,288
5.75%, 1/15/2031	420,000	434,860
6.25%, 1/15/2035 (a)	500,000	522,515
Marathon Petroleum Corp.:
4.75%, 9/15/2044	255,000	220,608
5.13%, 12/15/2026	595,000	600,349
5.15%, 3/1/2030	335,000	344,393
5.70%, 3/1/2035 (a)	375,000	387,146
6.50%, 3/1/2041	298,000	321,023
Occidental Petroleum Corp.:
4.20%, 3/15/2048	250,000	183,337
5.20%, 8/1/2029	400,000	406,376
5.38%, 1/1/2032	425,000	432,127
5.55%, 10/1/2034 (a)	205,000	207,866
6.05%, 10/1/2054	275,000	268,279
6.20%, 3/15/2040	250,000	253,777
6.38%, 9/1/2028	380,000	396,952
6.45%, 9/15/2036	907,000	962,227
6.60%, 3/15/2046	200,000	208,748
6.63%, 9/1/2030	1,101,000	1,179,446
7.50%, 5/1/2031	300,000	336,555
7.95%, 6/15/2039	155,000	182,088
Ovintiv, Inc.:
6.25%, 7/15/2033	340,000	358,496
6.50%, 8/15/2034	200,000	213,514

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.63%, 8/15/2037	$200,000	$211,656
7.10%, 7/15/2053	200,000	216,000
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029 (a)	200,000	200,722
7.15%, 10/1/2033 (a)	200,000	211,914
Phillips 66 Co.:
2.15%, 12/15/2030	611,500	545,941
3.15%, 12/15/2029	518,000	495,426
3.30%, 3/15/2052	1,001,000	664,204
3.75%, 3/1/2028	291,000	288,163
4.65%, 11/15/2034	495,000	483,462
4.88%, 11/15/2044	660,000	590,152
4.90%, 10/1/2046	200,000	175,694
4.95%, 3/15/2035 (a)	200,000	198,042
5.50%, 3/15/2055 (a)	150,000	141,252
5.65%, 6/15/2054	200,000	191,676
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	566,000	508,568
2.15%, 1/15/2031	264,000	237,415
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	640,866
2.75%, 4/6/2030 (a)	391,000	369,288
3.25%, 4/6/2050	592,000	419,556
3.75%, 9/12/2046	603,000	479,433
4.00%, 5/10/2046	282,000	232,131
4.13%, 5/11/2035	459,000	440,723
4.38%, 5/11/2045	694,000	606,618
Shell International Finance BV:
2.50%, 9/12/2026	455,000	449,454
3.00%, 11/26/2051	550,000	366,883
3.13%, 11/7/2049	345,000	238,533
3.63%, 8/21/2042	200,000	162,088
5.50%, 3/25/2040	370,000	383,091
6.38%, 12/15/2038	740,000	837,236
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	115,392
6.80%, 5/15/2038	266,000	293,087
6.85%, 6/1/2039	375,000	416,876
7.15%, 2/1/2032	150,000	168,399
TotalEnergies Capital International SA:
2.83%, 1/10/2030	382,700	365,015
2.99%, 6/29/2041 (a)	200,000	151,602
3.13%, 5/29/2050	131,000	89,490
3.39%, 6/29/2060	250,000	167,730
3.46%, 7/12/2049	200,000	146,280
TotalEnergies Capital SA:
3.88%, 10/11/2028	528,000	526,464
4.72%, 9/10/2034 (a)	250,000	251,667
5.15%, 4/5/2034 (a)	226,000	234,461
5.28%, 9/10/2054 (a)	500,000	480,605
5.43%, 9/10/2064	500,000	481,490
5.49%, 4/5/2054 (a)	1,070,000	1,060,252
5.64%, 4/5/2064	300,000	300,027
Security Description	Principal Amount	Value
Valero Energy Corp.:
3.65%, 12/1/2051	$200,000	$140,574
4.00%, 6/1/2052	146,000	108,547
5.15%, 2/15/2030	235,000	242,017
6.63%, 6/15/2037	992,000	1,099,999
Viper Energy Partners LLC:
4.90%, 8/1/2030	150,000	150,945
5.70%, 8/1/2035	350,000	356,139
Woodside Finance Ltd.:
4.90%, 5/19/2028	100,000	101,308
5.40%, 5/19/2030	500,000	513,265
5.70%, 5/19/2032	500,000	519,045
6.00%, 5/19/2035	500,000	521,895
		72,611,683
OIL & GAS SERVICES — 0.0% *
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	375,000	366,341
3.14%, 11/7/2029	327,000	314,917
3.34%, 12/15/2027	471,000	464,416
4.08%, 12/15/2047	368,500	297,966
4.49%, 5/1/2030	645,000	650,908
Halliburton Co.:
2.92%, 3/1/2030	200,000	188,480
4.85%, 11/15/2035	416,000	409,731
5.00%, 11/15/2045	720,000	655,243
6.70%, 9/15/2038	308,000	345,253
NOV, Inc. 3.60%, 12/1/2029 (a)	340,000	328,909
		4,022,164
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	200,000	208,660
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	300,000	276,786
2.69%, 5/25/2031 (a)	345,000	313,446
4.80%, 3/17/2028	475,000	480,534
5.10%, 3/17/2030	216,000	221,035
5.50%, 3/17/2035 (a)	175,000	180,304
Berry Global, Inc.:
1.65%, 1/15/2027	273,000	264,453
5.65%, 1/15/2034	300,000	312,330
5.80%, 6/15/2031	435,000	460,430
Packaging Corp. of America:
3.00%, 12/15/2029	390,000	372,520
3.40%, 12/15/2027	200,000	197,198
4.05%, 12/15/2049	205,000	163,022
5.20%, 8/15/2035	70,000	71,351
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	295,000	304,074
5.44%, 4/3/2034	258,000	267,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Smurfit Westrock Financing DAC 5.42%, 1/15/2035	$350,000	$361,176
Sonoco Products Co.:
2.25%, 2/1/2027	125,000	121,751
2.85%, 2/1/2032 (a)	200,000	180,370
3.13%, 5/1/2030 (a)	434,000	410,017
5.75%, 11/1/2040	200,000	204,568
WestRock MWV LLC 8.20%, 1/15/2030	274,000	313,779
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	200,000	177,680
3.90%, 6/1/2028	248,000	246,014
4.00%, 3/15/2028	273,000	271,441
4.90%, 3/15/2029 (a)	428,500	436,942
		6,817,084
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.95%, 11/21/2026	1,347,000	1,331,819
3.20%, 11/21/2029	1,670,000	1,610,815
4.05%, 11/21/2039	1,450,000	1,297,445
4.25%, 11/14/2028	497,000	501,130
4.25%, 11/21/2049	1,369,000	1,155,765
4.30%, 5/14/2036	623,000	598,971
4.40%, 11/6/2042	1,200,000	1,081,992
4.45%, 5/14/2046	465,000	410,972
4.50%, 5/14/2035	939,000	920,793
4.55%, 3/15/2035	1,171,000	1,152,803
4.65%, 3/15/2028	225,000	228,652
4.70%, 5/14/2045	546,000	501,021
4.75%, 3/15/2045 (a)	489,000	451,963
4.80%, 3/15/2027	800,000	809,304
4.80%, 3/15/2029	830,000	848,592
4.85%, 6/15/2044	519,000	489,308
4.88%, 3/15/2030	188,000	193,520
4.88%, 11/14/2048	501,000	464,973
4.95%, 3/15/2031	205,000	211,851
5.05%, 3/15/2034	685,000	704,105
5.20%, 3/15/2035	110,000	113,940
5.35%, 3/15/2044	200,000	200,484
5.40%, 3/15/2054 (a)	458,000	455,760
5.50%, 3/15/2064	485,000	484,685
5.60%, 3/15/2055 (a)	65,000	66,483
Astrazeneca Finance LLC:
1.75%, 5/28/2028	415,500	393,229
4.80%, 2/26/2027	455,000	460,578
4.85%, 2/26/2029	390,000	399,922
4.88%, 3/3/2033	650,000	669,682
4.90%, 2/26/2031	280,000	289,251
5.00%, 2/26/2034	470,000	484,481
AstraZeneca PLC:
1.38%, 8/6/2030 (a)	325,000	286,192
2.13%, 8/6/2050 (a)	200,000	114,140
3.00%, 5/28/2051	424,000	291,640
3.13%, 6/12/2027	285,000	281,757
Security Description	Principal Amount	Value
4.00%, 9/18/2042	$402,000	$349,286
4.38%, 11/16/2045	340,000	303,202
6.45%, 9/15/2037	622,000	708,545
Becton Dickinson & Co.:
1.96%, 2/11/2031	594,000	524,134
2.82%, 5/20/2030	195,000	182,887
3.70%, 6/6/2027	570,000	566,215
4.87%, 2/8/2029	350,000	356,982
5.08%, 6/7/2029	289,000	296,754
5.11%, 2/8/2034 (a)	400,000	408,444
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (a)	482,000	422,266
2.35%, 11/13/2040	291,000	204,212
2.55%, 11/13/2050 (a)	328,000	197,069
2.95%, 3/15/2032 (a)	363,000	333,612
3.25%, 2/27/2027 (a)	628,000	622,876
3.40%, 7/26/2029	1,090,000	1,062,837
3.45%, 11/15/2027	157,800	156,571
3.70%, 3/15/2052	608,000	453,908
3.90%, 2/20/2028	646,000	646,078
4.13%, 6/15/2039	792,000	717,204
4.25%, 10/26/2049	897,000	743,362
4.35%, 11/15/2047	578,000	492,103
4.55%, 2/20/2048	405,000	354,258
4.63%, 5/15/2044	200,000	181,250
4.90%, 2/22/2027	375,000	379,867
4.90%, 2/22/2029	340,000	348,922
5.10%, 2/22/2031	525,000	546,016
5.20%, 2/22/2034	969,000	1,004,562
5.50%, 2/22/2044	324,000	327,428
5.55%, 2/22/2054	355,000	353,811
5.65%, 2/22/2064	355,000	352,156
5.75%, 2/1/2031 (a)	540,000	577,525
5.90%, 11/15/2033 (a)	385,000	418,768
6.40%, 11/15/2063	365,000	402,540
Cardinal Health, Inc.:
4.37%, 6/15/2047	191,000	159,277
4.50%, 9/15/2030	100,000	100,334
4.50%, 11/15/2044	288,000	246,974
4.70%, 11/15/2026	250,000	251,720
5.00%, 11/15/2029	250,000	256,367
5.13%, 2/15/2029 (a)	506,000	520,300
5.15%, 9/15/2035	70,000	70,515
5.35%, 11/15/2034 (a)	250,000	256,952
5.75%, 11/15/2054 (a)	255,000	255,627
Cencora, Inc.:
2.70%, 3/15/2031	276,000	253,144
4.25%, 3/1/2045	318,000	266,694
4.30%, 12/15/2047	255,000	212,469
5.13%, 2/15/2034	285,000	291,737
5.15%, 2/15/2035	55,000	56,101
CVS Health Corp.:
1.30%, 8/21/2027	593,000	561,814
1.75%, 8/21/2030	457,000	401,159
1.88%, 2/28/2031	823,000	715,385

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 9/15/2031	$277,000	$240,112
2.70%, 8/21/2040	200,000	142,078
3.75%, 4/1/2030	250,000	242,195
4.13%, 4/1/2040	250,000	212,363
4.30%, 3/25/2028	1,612,435	1,613,419
4.78%, 3/25/2038	1,463,000	1,371,723
4.88%, 7/20/2035	384,000	374,051
5.00%, 1/30/2029	401,000	408,948
5.00%, 9/15/2032 (a)	120,000	121,441
5.05%, 3/25/2048	2,580,000	2,296,948
5.13%, 7/20/2045	1,263,000	1,145,907
5.25%, 2/21/2033 (a)	620,000	633,758
5.30%, 6/1/2033	266,000	272,110
5.30%, 12/5/2043	209,000	195,549
5.45%, 9/15/2035	200,000	203,600
5.63%, 2/21/2053	361,000	342,889
5.70%, 6/1/2034 (a)	500,000	521,550
5.88%, 6/1/2053 (a)	636,000	624,698
6.00%, 6/1/2063	283,000	278,891
6.13%, 9/15/2039	200,000	208,240
6.20%, 9/15/2055 (a)	250,000	257,262
6.25%, 9/15/2065	200,000	203,824
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	437,000	254,679
2.50%, 9/15/2060 (a)	369,000	209,182
3.38%, 3/15/2029	587,000	576,270
3.70%, 3/1/2045	200,000	161,750
3.95%, 5/15/2047	150,000	123,648
4.00%, 10/15/2028 (a)	270,000	270,378
4.15%, 8/14/2027	250,000	251,690
4.15%, 3/15/2059	319,000	257,124
4.20%, 8/14/2029	605,000	609,302
4.25%, 3/15/2031	500,000	500,870
4.50%, 2/9/2027	530,000	534,531
4.50%, 2/9/2029	341,000	346,282
4.55%, 2/12/2028	340,000	345,049
4.55%, 10/15/2032	355,000	357,645
4.60%, 8/14/2034	250,000	250,890
4.70%, 2/27/2033 (a)	79,000	80,568
4.70%, 2/9/2034	500,000	505,375
4.75%, 2/12/2030	290,000	297,633
4.88%, 2/27/2053	200,000	186,572
4.90%, 2/12/2032	500,000	516,645
4.90%, 10/15/2035	280,000	283,676
4.95%, 2/27/2063	410,000	377,479
5.00%, 2/9/2054	295,000	279,232
5.05%, 8/14/2054	425,000	405,212
5.10%, 2/12/2035	500,000	516,940
5.20%, 8/14/2064	160,000	153,758
5.50%, 2/12/2055	205,000	209,397
5.55%, 10/15/2055	315,000	324,252
5.60%, 2/12/2065	235,000	240,405
5.65%, 10/15/2065	290,000	299,613
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029	232,000	226,451
Security Description	Principal Amount	Value
4.32%, 3/12/2027 (a)	$325,000	$327,294
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	657,256
4.50%, 4/15/2030	250,000	253,052
4.88%, 4/15/2035 (a)	250,000	252,097
6.38%, 5/15/2038 (a)	816,000	917,290
Johnson & Johnson:
1.30%, 9/1/2030	424,000	374,744
2.10%, 9/1/2040	390,000	274,494
2.25%, 9/1/2050 (a)	406,000	244,181
2.45%, 9/1/2060 (a)	360,000	204,934
2.95%, 3/3/2027	428,500	423,928
3.40%, 1/15/2038	782,000	688,355
3.63%, 3/3/2037	736,000	667,913
3.70%, 3/1/2046	489,000	402,491
3.75%, 3/3/2047	310,000	253,986
4.55%, 3/1/2028	135,000	137,593
4.70%, 3/1/2030 (a)	270,000	278,078
4.80%, 6/1/2029	615,000	633,844
4.85%, 3/1/2032	200,000	207,688
4.85%, 5/15/2041	100,000	99,826
4.90%, 6/1/2031	200,000	208,458
4.95%, 5/15/2033 (a)	250,000	262,690
4.95%, 6/1/2034 (a)	255,000	268,071
5.00%, 3/1/2035 (a)	200,000	207,802
5.25%, 6/1/2054 (a)	220,000	224,217
5.85%, 7/15/2038	373,000	412,434
5.95%, 8/15/2037	442,000	494,099
6.95%, 9/1/2029	200,000	222,366
McKesson Corp.:
3.95%, 2/16/2028	200,000	199,478
4.25%, 9/15/2029	348,000	349,413
4.65%, 5/30/2030	250,000	254,210
4.90%, 7/15/2028	200,000	204,382
4.95%, 5/30/2032	250,000	256,077
5.25%, 5/30/2035	250,000	257,417
Merck & Co., Inc.:
1.45%, 6/24/2030	325,000	287,888
1.70%, 6/10/2027	285,000	275,333
1.90%, 12/10/2028	673,000	631,846
2.15%, 12/10/2031	442,000	390,648
2.45%, 6/24/2050	454,000	271,969
2.75%, 12/10/2051	375,000	236,164
2.90%, 12/10/2061	200,000	119,908
3.40%, 3/7/2029	732,000	717,184
3.70%, 2/10/2045	500,000	401,440
3.85%, 9/15/2027	500,000	501,060
4.00%, 3/7/2049	559,000	453,997
4.15%, 9/15/2030	290,000	290,325
4.15%, 5/18/2043	381,000	331,177
4.50%, 5/17/2033 (a)	700,000	703,724
4.55%, 9/15/2032	500,000	504,320
4.90%, 5/17/2044	281,000	266,568
4.95%, 9/15/2035	315,000	318,676
5.00%, 5/17/2053	560,000	525,846

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 5/17/2063	$342,000	$321,596
5.70%, 9/15/2055 (a)	500,000	516,180
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	200,000	212,200
Mylan, Inc.:
4.55%, 4/15/2028	250,000	248,998
5.20%, 4/15/2048	342,000	279,968
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	964,000	941,433
2.20%, 8/14/2030 (a)	351,000	322,558
3.80%, 9/18/2029	315,000	313,617
4.00%, 9/18/2031	225,000	223,643
4.20%, 9/18/2034 (a)	425,000	415,425
4.40%, 5/6/2044	594,000	536,827
4.70%, 9/18/2054	135,000	123,397
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	2,125,000	2,148,927
4.65%, 5/19/2030	1,465,000	1,492,132
4.75%, 5/19/2033	961,000	970,946
5.11%, 5/19/2043	525,000	508,903
5.30%, 5/19/2053	1,942,000	1,877,060
5.34%, 5/19/2063	1,380,000	1,308,985
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	664,000	596,000
1.75%, 8/18/2031 (a)	200,500	175,642
2.55%, 5/28/2040	100,000	73,506
3.00%, 12/15/2026	649,000	642,776
3.45%, 3/15/2029 (a)	541,000	532,279
3.90%, 3/15/2039	230,000	203,509
4.13%, 12/15/2046	400,000	333,932
4.20%, 9/15/2048	875,000	734,352
4.30%, 6/15/2043	160,000	140,542
4.40%, 5/15/2044	181,000	161,443
7.20%, 3/15/2039	759,000	911,483
Pharmacia LLC 6.60%, 12/1/2028	451,000	483,986
Sanofi SA 3.63%, 6/19/2028	352,000	350,025
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	465,000	422,336
3.03%, 7/9/2040	456,000	347,919
3.18%, 7/9/2050	275,000	185,749
3.38%, 7/9/2060	200,000	130,646
5.00%, 11/26/2028	491,000	501,782
5.30%, 7/5/2034	300,000	308,847
5.65%, 7/5/2054	250,000	249,695
5.80%, 7/5/2064	250,000	250,573
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	750,000	762,180
5.90%, 7/7/2055	270,000	278,316
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	901,000	749,461
Viatris, Inc.:
2.30%, 6/22/2027	200,000	192,446
Security Description	Principal Amount	Value
3.85%, 6/22/2040	$427,000	$325,421
4.00%, 6/22/2050	577,000	393,606
Wyeth LLC 5.95%, 4/1/2037	430,000	465,785
Zoetis, Inc.:
2.00%, 5/15/2030	400,000	363,728
3.00%, 9/12/2027	500,000	491,290
3.90%, 8/20/2028	200,000	199,510
4.15%, 8/17/2028	105,000	105,356
4.70%, 2/1/2043	268,000	247,160
5.00%, 8/17/2035 (a)	140,000	141,309
5.60%, 11/16/2032	185,000	196,694
		105,454,601
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,884
Boardwalk Pipelines LP:
4.45%, 7/15/2027	200,000	200,452
4.80%, 5/3/2029	190,000	192,546
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	361,000	351,116
5.13%, 6/30/2027	531,000	536,836
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	414,810
4.50%, 10/1/2029	690,000	688,185
5.55%, 10/30/2035 (c)	250,000	255,728
5.75%, 8/15/2034	500,000	519,995
5.95%, 6/30/2033	775,000	820,144
Cheniere Energy, Inc.:
4.63%, 10/15/2028	694,000	692,071
5.65%, 4/15/2034	492,000	506,888
DCP Midstream Operating LP 5.63%, 7/15/2027	311,000	317,668
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	65,000	63,990
5.80%, 1/15/2035	500,000	526,150
6.20%, 1/15/2055	208,000	218,358
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	161,000	140,917
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	250,000	294,935
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	355,868
2.50%, 8/1/2033	515,000	438,255
3.70%, 7/15/2027	204,000	202,413
4.25%, 12/1/2026	630,000	630,113
4.50%, 6/10/2044	205,000	175,564
4.60%, 6/20/2028	115,000	116,324
4.90%, 6/20/2030 (a)	250,000	255,600
5.25%, 4/5/2027	200,000	203,120
5.30%, 4/5/2029	450,000	464,593

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 6/20/2035	$335,000	$345,599
5.63%, 4/5/2034	515,000	537,732
5.70%, 3/8/2033	809,000	851,610
6.00%, 11/15/2028 (a)	500,000	525,900
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	200,000	212,608
Energy Transfer LP:
3.75%, 5/15/2030	469,000	455,357
4.00%, 10/1/2027	233,000	232,173
4.40%, 3/15/2027	268,000	268,855
4.95%, 6/15/2028	561,000	570,621
5.15%, 2/1/2043	154,000	139,764
5.15%, 3/15/2045	423,000	380,087
5.20%, 4/1/2030 (a)	385,000	397,024
5.25%, 4/15/2029	480,000	493,838
5.25%, 7/1/2029	335,000	344,846
5.30%, 4/15/2047	370,000	334,424
5.35%, 5/15/2045	547,000	501,654
5.50%, 6/1/2027	383,000	389,634
5.55%, 2/15/2028	500,000	514,765
5.55%, 5/15/2034	175,000	179,627
5.60%, 9/1/2034 (a)	500,000	513,330
5.70%, 4/1/2035	250,000	258,238
5.75%, 2/15/2033	640,000	671,136
5.95%, 5/15/2054	587,000	569,390
6.00%, 6/15/2048	340,000	335,257
6.05%, 12/1/2026	365,000	371,869
6.05%, 6/1/2041	410,000	418,471
6.05%, 9/1/2054	470,000	462,659
6.13%, 12/15/2045	339,000	341,939
6.20%, 4/1/2055	90,000	90,536
6.25%, 4/15/2049	502,000	506,664
6.40%, 12/1/2030	340,000	368,458
6.50%, 2/1/2042	273,000	289,779
6.55%, 12/1/2033	790,000	864,781
6.63%, 10/15/2036	335,000	366,118
7.50%, 7/1/2038	300,000	348,603
Enterprise Products Operating LLC:
3.13%, 7/31/2029	579,000	558,503
3.20%, 2/15/2052	364,000	246,694
3.30%, 2/15/2053	464,000	315,311
3.70%, 1/31/2051	269,000	200,114
3.95%, 2/15/2027	420,000	419,786
4.15%, 10/16/2028	316,700	317,587
4.25%, 2/15/2048	360,000	299,671
4.30%, 6/20/2028	248,000	249,855
4.45%, 2/15/2043	200,000	176,822
4.60%, 1/15/2031	500,000	505,415
4.80%, 2/1/2049	473,000	422,767
4.85%, 1/31/2034 (a)	259,000	261,292
4.85%, 3/15/2044	849,000	781,844
4.90%, 5/15/2046	538,000	493,954
4.95%, 2/15/2035	195,000	196,712
5.10%, 2/15/2045	846,000	803,590
Security Description	Principal Amount	Value
5.20%, 1/15/2036	$500,000	$508,275
5.35%, 1/31/2033 (a)	243,000	254,018
5.55%, 2/16/2055	175,000	173,007
5.70%, 2/15/2042	119,000	122,308
6.13%, 10/15/2039	380,000	410,719
6.45%, 9/1/2040	423,000	470,490
Series D, 6.88%, 3/1/2033	181,000	205,178
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	489,000	430,511
5.00%, 3/1/2043	200,000	183,310
5.50%, 3/1/2044	235,842	228,151
5.80%, 3/15/2035	425,000	444,937
6.50%, 9/1/2039	225,000	244,053
6.55%, 9/15/2040	540,000	586,904
7.40%, 3/15/2031	200,000	227,638
7.50%, 11/15/2040	185,000	217,186
Kinder Morgan, Inc.:
1.75%, 11/15/2026	70,000	68,181
2.00%, 2/15/2031	514,000	455,414
3.25%, 8/1/2050	161,000	106,754
3.60%, 2/15/2051	422,000	296,755
4.30%, 3/1/2028	441,000	443,033
4.80%, 2/1/2033	377,000	377,151
5.00%, 2/1/2029	506,000	517,517
5.10%, 8/1/2029	235,000	241,507
5.15%, 6/1/2030 (a)	440,000	453,948
5.20%, 6/1/2033	605,000	620,083
5.30%, 12/1/2034 (a)	328,000	334,550
5.40%, 2/1/2034	535,000	551,617
5.55%, 6/1/2045	425,000	413,176
5.85%, 6/1/2035	40,000	42,107
5.95%, 8/1/2054 (a)	555,000	559,740
MPLX LP:
2.65%, 8/15/2030	670,000	615,160
4.00%, 3/15/2028	616,000	612,865
4.13%, 3/1/2027	566,000	565,451
4.25%, 12/1/2027	226,000	226,224
4.50%, 4/15/2038	698,000	631,878
4.70%, 4/15/2048	534,000	447,172
4.80%, 2/15/2029	320,000	324,442
4.80%, 2/15/2031	500,000	503,165
4.95%, 3/14/2052	334,000	285,146
5.00%, 1/15/2033	500,000	498,750
5.20%, 3/1/2047	620,000	557,430
5.40%, 4/1/2035	250,000	252,140
5.40%, 9/15/2035	335,000	335,824
5.50%, 6/1/2034	280,000	285,457
5.50%, 2/15/2049	370,000	344,511
5.65%, 3/1/2053	200,000	188,556
5.95%, 4/1/2055	50,000	48,889
6.20%, 9/15/2055	180,000	182,162
ONEOK Partners LP 6.65%, 10/1/2036	755,000	825,570

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc.:
3.10%, 3/15/2030	$309,000	$291,850
3.25%, 6/1/2030	475,000	449,806
3.95%, 3/1/2050	200,000	146,892
4.25%, 9/24/2027	825,000	826,790
4.35%, 3/15/2029	328,000	327,761
4.40%, 10/15/2029	200,000	199,918
4.55%, 7/15/2028	273,000	275,165
4.75%, 10/15/2031	200,000	200,010
4.95%, 10/15/2032	500,000	500,300
4.95%, 7/13/2047	200,000	173,592
5.05%, 11/1/2034	425,000	419,318
5.15%, 10/15/2043	400,000	365,512
5.40%, 10/15/2035	500,000	502,235
5.55%, 11/1/2026	397,000	401,974
5.65%, 11/1/2028	340,000	352,709
5.65%, 9/1/2034	250,000	256,928
5.70%, 11/1/2054	530,000	500,935
5.85%, 11/1/2064	400,000	381,400
6.00%, 6/15/2035	417,000	438,738
6.10%, 11/15/2032	228,000	244,284
6.25%, 10/15/2055	500,000	507,905
6.63%, 9/1/2053	525,000	558,264
Plains All American Pipeline LP 5.95%, 6/15/2035	500,000	522,190
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	707,000	682,707
4.70%, 1/15/2031	140,000	140,298
5.15%, 6/1/2042	200,000	182,452
5.60%, 1/15/2036	125,000	126,501
5.70%, 9/15/2034	500,000	515,405
6.65%, 1/15/2037	170,000	185,166
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	235,759
5.00%, 3/15/2027	877,000	882,630
5.90%, 9/15/2037	293,662	308,459
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	125,000	126,094
5.03%, 10/1/2029	325,000	328,783
5.58%, 10/1/2034	250,000	251,355
6.18%, 10/1/2054	250,000	243,890
Spectra Energy Partners LP 3.38%, 10/15/2026	315,000	312,842
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	95,045
4.90%, 9/15/2030	180,000	182,848
4.95%, 4/15/2052 (a)	200,000	171,306
5.50%, 2/15/2035	268,000	272,883
5.55%, 8/15/2035	355,000	362,132
5.65%, 2/15/2036	290,000	296,876
6.13%, 3/15/2033	517,000	550,191
6.13%, 5/15/2055	400,000	402,340
6.25%, 7/1/2052	400,000	407,968
Security Description	Principal Amount	Value
6.50%, 3/30/2034	$95,000	$103,441
6.50%, 2/15/2053	209,000	220,006
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	400,000	380,024
5.00%, 1/15/2028	285,000	285,342
5.50%, 3/1/2030	495,000	503,662
TC PipeLines LP 3.90%, 5/25/2027	300,000	298,242
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	214,872
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	562,000	553,699
4.25%, 5/15/2028	405,000	405,174
4.63%, 3/1/2034	537,000	523,457
4.88%, 1/15/2026	500	500
5.85%, 3/15/2036	202,000	212,559
6.10%, 6/1/2040	335,000	354,507
6.20%, 10/15/2037	828,000	886,457
7.63%, 1/15/2039	304,000	363,213
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	512,626
4.00%, 3/15/2028	150,000	149,544
4.60%, 3/15/2048	398,000	345,269
Valero Energy Partners LP 4.50%, 3/15/2028	182,000	183,341
Western Midstream Operating LP:
4.50%, 3/1/2028	203,000	203,213
5.25%, 2/1/2050	200,000	174,290
5.30%, 3/1/2048	480,000	418,584
5.45%, 11/15/2034	275,000	275,228
5.50%, 8/15/2048	160,000	142,523
6.15%, 4/1/2033	450,000	475,641
Williams Cos., Inc.:
2.60%, 3/15/2031	300,000	272,427
3.50%, 11/15/2030	366,000	349,892
3.75%, 6/15/2027	739,000	734,189
4.63%, 6/30/2030	235,000	237,084
4.80%, 11/15/2029	85,000	86,477
4.85%, 3/1/2048	338,000	300,103
4.90%, 3/15/2029	400,000	407,568
4.90%, 1/15/2045	200,000	180,590
5.10%, 9/15/2045	200,000	185,180
5.15%, 3/15/2034	370,000	376,005
5.30%, 8/15/2028	277,000	285,557
5.30%, 9/30/2035	250,000	253,735
5.40%, 3/4/2044	200,000	194,434
5.60%, 3/15/2035	320,000	332,310
5.75%, 6/24/2044	298,000	300,837
6.00%, 3/15/2055	180,000	185,965
6.30%, 4/15/2040	666,000	720,798

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 7.50%, 1/15/2031	$155,000	$175,634
8.75%, 3/15/2032	260,000	315,565
		78,397,966
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	427,000	386,128
4.80%, 6/15/2030	195,000	198,005
5.50%, 4/1/2029 (a)	175,000	181,578
5.50%, 6/15/2035	145,000	149,280
		914,991
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	200,000	186,610
4.80%, 10/1/2032	190,000	190,999
5.60%, 6/15/2035 (a)	100,000	104,207
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	415,000	340,549
2.00%, 5/18/2032	431,000	364,617
2.75%, 12/15/2029	150,000	140,667
2.95%, 3/15/2034	85,000	73,412
3.00%, 5/18/2051	293,000	183,775
3.38%, 8/15/2031	320,000	299,507
3.55%, 3/15/2052	265,000	184,490
3.95%, 1/15/2027	156,000	155,518
4.50%, 7/30/2029	203,000	203,646
4.70%, 7/1/2030	306,000	308,763
4.85%, 4/15/2049	150,000	130,373
5.15%, 4/15/2053	162,000	146,310
5.25%, 5/15/2036	325,000	326,956
5.50%, 10/1/2035 (a)	275,000	282,620
American Assets Trust LP:
3.38%, 2/1/2031	200,000	181,634
6.15%, 10/1/2034	200,000	203,650
American Homes 4 Rent LP:
3.63%, 4/15/2032	120,000	112,408
4.25%, 2/15/2028	158,500	158,213
4.90%, 2/15/2029	603,500	613,880
4.95%, 6/15/2030	250,000	254,470
5.25%, 3/15/2035 (a)	60,000	60,672
American Tower Corp.:
2.10%, 6/15/2030	191,000	172,141
2.30%, 9/15/2031	305,000	269,285
2.70%, 4/15/2031	160,000	146,022
2.75%, 1/15/2027	293,000	287,978
2.90%, 1/15/2030	274,000	258,256
2.95%, 1/15/2051	200,000	129,390
3.10%, 6/15/2050	300,000	200,994
3.13%, 1/15/2027	119,000	117,407
3.38%, 10/15/2026	396,000	393,085
3.95%, 3/15/2029	447,000	442,208
4.90%, 3/15/2030	390,000	397,691
5.00%, 1/31/2030	210,000	215,023
5.20%, 2/15/2029	203,000	208,788
Security Description	Principal Amount	Value
5.25%, 7/15/2028	$330,000	$339,349
5.35%, 3/15/2035	455,000	467,371
5.40%, 1/31/2035	250,000	258,198
5.45%, 2/15/2034	200,000	207,842
5.55%, 7/15/2033	450,000	471,024
5.65%, 3/15/2033	401,000	422,425
5.80%, 11/15/2028	289,000	301,751
5.90%, 11/15/2033	322,000	344,984
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	200,000	196,906
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	280,566
2.05%, 1/15/2032 (a)	362,000	316,486
Series MTN, 2.45%, 1/15/2031	236,000	214,550
Series MTN, 3.30%, 6/1/2029	250,000	242,520
5.00%, 2/15/2033	254,000	259,438
5.00%, 8/1/2035	500,000	503,670
5.30%, 12/7/2033	150,000	155,826
Boston Properties LP:
2.45%, 10/1/2033	200,000	163,752
2.75%, 10/1/2026	589,000	579,552
2.90%, 3/15/2030	219,000	203,309
3.25%, 1/30/2031 (a)	460,000	427,795
3.40%, 6/21/2029 (a)	337,000	323,496
4.50%, 12/1/2028	450,000	449,712
5.75%, 1/15/2035 (a)	250,000	255,725
Brixmor Operating Partnership LP:
2.50%, 8/16/2031 (a)	169,000	150,184
4.05%, 7/1/2030	230,000	225,612
4.13%, 5/15/2029	199,000	197,358
4.85%, 2/15/2033	210,000	209,500
5.20%, 4/1/2032 (a)	165,000	169,267
5.50%, 2/15/2034	355,000	365,810
5.75%, 2/15/2035	200,000	209,260
Broadstone Net Lease LLC 5.00%, 11/1/2032	210,000	208,704
Camden Property Trust:
3.15%, 7/1/2029	306,000	294,758
4.90%, 1/15/2034 (a)	200,000	202,942
5.85%, 11/3/2026	200,000	203,646
CBRE Services, Inc. 5.95%, 8/15/2034	271,000	289,355
COPT Defense Properties LP:
2.75%, 4/15/2031 (a)	200,000	181,072
2.90%, 12/1/2033	166,000	140,881
4.50%, 10/15/2030 (b)	250,000	248,293
Cousins Properties LP:
5.25%, 7/15/2030	750,000	768,045
5.38%, 2/15/2032	125,000	127,968
Crown Castle, Inc.:
2.10%, 4/1/2031	360,000	315,058
2.25%, 1/15/2031	276,000	245,601

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 11/15/2029 (a)	$150,000	$142,647
3.25%, 1/15/2051 (a)	269,000	181,188
3.30%, 7/1/2030	200,000	189,332
3.65%, 9/1/2027	227,000	224,632
3.80%, 2/15/2028	615,000	607,995
4.00%, 11/15/2049	241,000	184,801
4.15%, 7/1/2050	220,000	173,738
4.30%, 2/15/2029	255,000	253,733
4.90%, 9/1/2029	342,000	347,007
5.00%, 1/11/2028	430,000	436,020
5.10%, 5/1/2033 (a)	488,000	493,636
5.20%, 9/1/2034 (a)	250,000	252,455
5.20%, 2/15/2049	384,000	353,760
5.60%, 6/1/2029	270,000	280,373
CubeSmart LP:
2.00%, 2/15/2031	225,000	196,954
3.00%, 2/15/2030	225,000	212,551
4.38%, 2/15/2029	110,000	110,040
5.13%, 11/1/2035	200,000	199,074
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	370,629
3.70%, 8/15/2027	464,000	460,808
5.55%, 1/15/2028	200,000	205,838
DOC Dr. LLC:
3.95%, 1/15/2028	215,000	213,321
4.30%, 3/15/2027	245,000	245,061
EPR Properties:
3.60%, 11/15/2031 (a)	297,000	274,481
4.95%, 4/15/2028	176,000	177,207
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	245,000	254,315
Equinix, Inc.:
1.55%, 3/15/2028	490,000	460,566
1.80%, 7/15/2027	155,000	148,825
2.00%, 5/15/2028	100,000	94,782
2.15%, 7/15/2030	569,000	513,471
2.50%, 5/15/2031	136,000	122,517
2.90%, 11/18/2026	200,000	197,050
2.95%, 9/15/2051 (a)	275,000	175,511
3.00%, 7/15/2050	250,000	163,353
ERP Operating LP:
2.50%, 2/15/2030 (a)	526,000	490,932
2.85%, 11/1/2026	186,000	183,692
3.00%, 7/1/2029	200,000	192,056
3.25%, 8/1/2027	200,000	197,428
4.15%, 12/1/2028	312,000	312,973
4.65%, 9/15/2034	215,000	212,418
4.95%, 6/15/2032	165,000	168,995
Essential Properties LP 5.40%, 12/1/2035	210,000	210,718
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	169,283
1.70%, 3/1/2028	227,000	214,156
3.00%, 1/15/2030	347,000	328,630
Security Description	Principal Amount	Value
4.00%, 3/1/2029	$276,000	$273,535
5.50%, 4/1/2034	400,000	415,772
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	173,718
3.88%, 12/15/2027	382,000	379,368
4.95%, 1/15/2033	320,000	322,067
5.35%, 1/15/2035	95,000	96,789
5.40%, 6/15/2035	180,000	183,899
5.50%, 7/1/2030	500,000	521,545
5.90%, 1/15/2031	225,000	238,991
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	147,686
3.50%, 6/1/2030	277,000	267,219
4.50%, 12/1/2044	200,000	176,324
First Industrial LP 5.25%, 1/15/2031	285,000	292,042
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	112,306
4.00%, 1/15/2030	470,000	455,120
4.00%, 1/15/2031	296,000	282,961
5.25%, 2/15/2033	100,000	100,291
5.63%, 9/15/2034	250,000	252,918
5.75%, 11/1/2037	200,000	198,710
6.25%, 9/15/2054 (a)	405,000	406,818
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	200,000	173,666
3.63%, 1/15/2028	308,000	302,792
Healthpeak OP LLC:
3.00%, 1/15/2030 (a)	339,000	320,301
3.50%, 7/15/2029	251,000	243,387
4.75%, 1/15/2033	355,000	352,653
5.25%, 12/15/2032	315,000	324,160
5.38%, 2/15/2035	145,000	148,218
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	200,245
4.13%, 3/15/2028	171,000	169,117
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	200,000	189,990
Series I, 3.50%, 9/15/2030	217,000	203,785
5.50%, 4/15/2035 (a)	350,000	352,366
5.70%, 6/15/2032	501,000	516,551
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	200,000	172,994
2.30%, 11/15/2028	225,000	212,405
4.15%, 4/15/2032	304,000	293,938
4.88%, 2/1/2035 (a)	40,000	39,498
4.95%, 1/15/2033	100,000	100,523
5.45%, 8/15/2030	200,000	208,016
Kilroy Realty LP:
3.05%, 2/15/2030	200,000	184,648
4.75%, 12/15/2028 (a)	477,000	479,628
5.88%, 10/15/2035 (a)	250,000	253,050

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kimco Realty OP LLC:
1.90%, 3/1/2028	$150,000	$142,635
2.70%, 10/1/2030	150,000	138,879
3.70%, 10/1/2049	210,000	157,269
4.45%, 9/1/2047	275,000	236,231
4.60%, 2/1/2033	350,000	347,826
4.85%, 3/1/2035	45,000	44,725
5.30%, 2/1/2036	750,000	766,380
Kite Realty Group LP:
4.00%, 10/1/2026	238,000	237,236
4.95%, 12/15/2031	350,000	354,242
5.20%, 8/15/2032 (a)	105,000	106,975
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (a)	315,000	321,196
Life Storage LP 4.00%, 6/15/2029	500	481
Lineage OP LP 5.25%, 7/15/2030 (c)	190,000	192,523
LXP Industrial Trust:
2.70%, 9/15/2030	119,000	108,668
6.75%, 11/15/2028	114,000	121,325
Mid-America Apartments LP:
2.75%, 3/15/2030 (a)	510,000	479,298
3.60%, 6/1/2027	166,000	164,790
4.95%, 3/1/2035	200,000	201,380
5.00%, 3/15/2034	87,000	88,219
National Health Investors, Inc. 5.35%, 2/1/2033 (a)	210,000	208,261
NNN REIT, Inc.:
3.50%, 10/15/2027	421,000	416,003
4.60%, 2/15/2031	500,000	501,385
5.50%, 6/15/2034	334,000	346,254
5.60%, 10/15/2033	200,000	209,098
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	171,000	150,675
3.38%, 2/1/2031	153,000	141,975
4.50%, 4/1/2027	150,000	150,381
4.75%, 1/15/2028	140,000	141,180
5.20%, 7/1/2030	750,000	761,257
Phillips Edison Grocery Center Operating Partnership I LP 5.25%, 8/15/2032	350,000	358,004
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	212,000	192,519
9.25%, 7/20/2028 (a)	195,000	216,489
Prologis LP:
1.63%, 3/15/2031	203,000	176,594
1.75%, 7/1/2030	360,400	322,417
1.75%, 2/1/2031	323,000	283,307
2.25%, 4/15/2030 (a)	281,000	258,874
2.25%, 1/15/2032	343,000	302,084
2.88%, 11/15/2029	300,000	285,717
Security Description	Principal Amount	Value
3.00%, 4/15/2050	$200,000	$133,876
3.38%, 12/15/2027	125,000	123,490
4.00%, 9/15/2028	120,000	119,995
4.63%, 1/15/2033	566,000	570,251
4.75%, 1/15/2031	125,000	127,611
4.88%, 6/15/2028	181,000	185,125
5.00%, 3/15/2034	362,000	367,951
5.00%, 1/31/2035 (a)	70,000	70,919
5.13%, 1/15/2034	300,000	308,142
5.25%, 5/15/2035	250,000	257,305
5.25%, 3/15/2054 (a)	170,000	164,297
Public Storage Operating Co.:
1.85%, 5/1/2028	254,000	240,901
3.09%, 9/15/2027	200,000	196,842
3.39%, 5/1/2029	266,000	260,047
4.38%, 7/1/2030	500,000	502,375
5.00%, 7/1/2035 (a)	500,000	505,555
5.10%, 8/1/2033	200,000	207,748
5.35%, 8/1/2053 (a)	260,000	256,981
Realty Income Corp.:
2.85%, 12/15/2032	140,000	124,950
3.10%, 12/15/2029	217,000	208,287
3.25%, 1/15/2031	246,000	232,935
3.40%, 1/15/2030	263,000	254,789
3.65%, 1/15/2028	206,000	204,253
3.95%, 8/15/2027	482,000	481,552
3.95%, 2/1/2029 (b)	335,000	333,392
4.00%, 7/15/2029	262,000	260,347
4.13%, 10/15/2026	239,500	239,601
4.50%, 2/1/2033 (b)	320,000	316,509
4.75%, 2/15/2029	474,000	483,006
4.90%, 7/15/2033	200,000	202,728
5.13%, 4/15/2035	340,000	345,559
5.38%, 9/1/2054	80,000	78,429
5.63%, 10/13/2032	331,000	350,959
Regency Centers LP:
2.95%, 9/15/2029	380,000	362,877
3.70%, 6/15/2030	525,000	511,434
5.00%, 7/15/2032	125,000	127,916
5.10%, 1/15/2035	160,000	161,978
5.25%, 1/15/2034	125,000	128,326
Safehold GL Holdings LLC 5.65%, 1/15/2035	200,000	204,532
Simon Property Group LP:
1.38%, 1/15/2027	443,000	428,403
1.75%, 2/1/2028	286,000	271,731
2.20%, 2/1/2031	397,000	356,776
2.25%, 1/15/2032	216,000	189,674
2.45%, 9/13/2029	308,000	289,212
2.65%, 7/15/2030	291,000	270,921
3.25%, 11/30/2026 (a)	105,000	104,072
3.25%, 9/13/2049	471,000	330,223
3.38%, 12/1/2027	614,000	606,675
4.38%, 10/1/2030	300,000	300,648
4.75%, 9/26/2034	200,000	198,676

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 10/1/2035	$255,000	$257,810
5.50%, 3/8/2033	140,000	147,647
5.85%, 3/8/2053	350,000	363,412
6.75%, 2/1/2040	200,000	230,428
Store Capital LLC:
2.70%, 12/1/2031	200,000	175,104
5.40%, 4/30/2030 (c)	175,000	178,217
Sun Communities Operating LP 2.70%, 7/15/2031	270,250	244,455
Tanger Properties LP 2.75%, 9/1/2031	228,000	204,625
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	422,461
5.13%, 9/1/2034	440,000	445,610
Ventas Realty LP:
2.50%, 9/1/2031	304,000	271,344
3.25%, 10/15/2026	431,000	426,474
4.75%, 11/15/2030	351,000	355,187
4.88%, 4/15/2049	210,000	185,310
5.00%, 1/15/2035	375,000	375,019
5.10%, 7/15/2032	355,000	363,279
5.63%, 7/1/2034	205,000	213,536
VICI Properties LP:
4.75%, 2/15/2028	550,000	554,488
5.13%, 11/15/2031	870,000	881,467
5.63%, 4/1/2035 (a)	165,000	168,878
5.63%, 5/15/2052	200,000	190,810
5.75%, 4/1/2034	370,000	383,834
Welltower OP LLC:
2.05%, 1/15/2029 (a)	283,000	264,911
2.75%, 1/15/2031	331,000	305,880
2.80%, 6/1/2031	312,000	287,028
4.13%, 3/15/2029	438,000	437,361
4.50%, 7/1/2030	855,000	863,020
5.13%, 7/1/2035	855,000	870,022
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	257,474
4.00%, 11/15/2029	200,000	197,934
6.95%, 10/1/2027	175,000	184,559
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	167,070
2.40%, 2/1/2031	103,000	92,405
3.85%, 7/15/2029	365,000	359,262
4.65%, 7/15/2030	500,000	502,810
		77,947,401
RETAIL — 0.6%
AutoNation, Inc.:
3.80%, 11/15/2027	200,000	197,884
3.85%, 3/1/2032	375,000	351,259
4.75%, 6/1/2030	303,000	304,621
AutoZone, Inc.:
3.75%, 4/18/2029	514,000	505,848
4.00%, 4/15/2030 (a)	336,000	331,944
Security Description	Principal Amount	Value
4.75%, 8/1/2032	$549,000	$553,491
4.75%, 2/1/2033	155,000	155,302
5.13%, 6/15/2030	265,000	273,586
5.20%, 8/1/2033	200,000	205,386
5.40%, 7/15/2034	355,000	368,167
6.25%, 11/1/2028	250,000	265,077
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	355,000	357,726
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	430,519
1.60%, 4/20/2030	560,000	504,969
1.75%, 4/20/2032	209,000	180,938
3.00%, 5/18/2027	438,000	432,840
Darden Restaurants, Inc.:
4.35%, 10/15/2027 (a)	275,000	276,213
4.55%, 10/15/2029	180,000	180,950
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	249,000	228,276
4.10%, 1/15/2052	200,000	149,402
Dollar General Corp.:
3.50%, 4/3/2030 (a)	396,000	380,485
4.63%, 11/1/2027	141,000	142,125
5.00%, 11/1/2032 (a)	325,000	328,380
5.20%, 7/5/2028	225,000	230,314
5.45%, 7/5/2033	468,000	485,236
Dollar Tree, Inc. 4.20%, 5/15/2028	481,000	479,557
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	125,000	124,243
5.00%, 10/3/2034	125,000	125,910
Genuine Parts Co.:
2.75%, 2/1/2032	400,000	354,616
4.95%, 8/15/2029	250,000	254,725
6.88%, 11/1/2033 (a)	204,000	228,606
Home Depot, Inc.:
0.90%, 3/15/2028	209,766	195,645
1.38%, 3/15/2031	297,000	255,955
1.50%, 9/15/2028	348,000	325,606
1.88%, 9/15/2031	324,000	283,108
2.38%, 3/15/2051	350,000	204,054
2.50%, 4/15/2027	112,000	109,809
2.70%, 4/15/2030	614,000	578,394
2.75%, 9/15/2051	375,000	236,531
3.13%, 12/15/2049	405,000	280,754
3.25%, 4/15/2032	220,000	206,034
3.30%, 4/15/2040	275,000	225,316
3.35%, 4/15/2050	526,000	379,683
3.63%, 4/15/2052	924,000	691,836
3.75%, 9/15/2028 (a)	180,000	179,318
3.90%, 12/6/2028	443,000	443,381
3.90%, 6/15/2047	245,000	198,109
3.95%, 9/15/2030 (a)	165,000	163,668
4.25%, 4/1/2046	698,000	599,540
4.40%, 3/15/2045	246,000	216,918
4.50%, 9/15/2032 (a)	245,000	248,795

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/6/2048	$271,000	$238,496
4.65%, 9/15/2035	415,000	411,103
4.75%, 6/25/2029	545,000	558,352
4.85%, 6/25/2031	385,000	396,993
4.88%, 6/25/2027	182,000	185,067
4.88%, 2/15/2044	1,200,000	1,138,656
4.95%, 6/25/2034	310,000	317,486
4.95%, 9/15/2052 (a)	320,000	298,387
5.30%, 6/25/2054	105,000	102,806
5.40%, 9/15/2040	350,000	360,339
5.88%, 12/16/2036	893,000	971,905
Lowe's Cos., Inc.:
1.30%, 4/15/2028	293,000	273,952
1.70%, 10/15/2030	646,000	568,474
2.63%, 4/1/2031	678,800	619,480
2.80%, 9/15/2041	200,000	144,692
3.00%, 10/15/2050	349,000	225,527
3.10%, 5/3/2027	512,000	504,771
3.50%, 4/1/2051	200,000	141,678
3.65%, 4/5/2029	458,000	450,026
3.75%, 4/1/2032	785,000	750,295
3.95%, 10/15/2027	120,000	119,893
4.00%, 10/15/2028 (a)	95,000	94,779
4.25%, 3/15/2031	125,000	124,173
4.25%, 4/1/2052	666,000	537,455
4.50%, 4/15/2030	404,000	409,143
4.50%, 10/15/2032	225,000	223,115
4.85%, 10/15/2035 (a)	235,000	233,064
5.00%, 4/15/2033	280,000	286,448
5.00%, 4/15/2040	170,000	166,389
5.13%, 4/15/2050	267,000	247,266
5.15%, 7/1/2033 (a)	560,000	578,598
5.63%, 4/15/2053 (a)	410,000	407,298
5.75%, 7/1/2053	280,000	282,450
5.85%, 4/1/2063	350,000	353,374
6.50%, 3/15/2029	257,000	276,563
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	300,000	275,106
Series MTN, 2.63%, 9/1/2029	626,000	593,148
Series MTN, 3.50%, 3/1/2027	502,000	498,521
Series MTN, 3.50%, 7/1/2027	475,000	471,290
Series MTN, 3.60%, 7/1/2030 (a)	150,000	146,414
Series MTN, 3.63%, 9/1/2049 (a)	330,000	247,167
Series MTN, 4.20%, 4/1/2050	174,000	142,972
4.40%, 2/12/2031	250,000	250,690
Series MTN, 4.45%, 3/1/2047	305,000	264,090
Series MTN, 4.45%, 9/1/2048	417,000	358,833
Security Description	Principal Amount	Value
4.60%, 5/15/2030	$500,000	$508,020
Series MTN, 4.60%, 9/9/2032 (a)	415,000	420,669
Series MTN, 4.70%, 12/9/2035	543,000	539,394
Series MTN, 4.88%, 12/9/2045	300,000	277,533
4.95%, 3/3/2035 (a)	200,000	202,556
5.00%, 2/13/2036	210,000	211,592
Series MTN, 5.70%, 2/1/2039	364,000	387,161
Series MTN, 6.30%, 10/15/2037	393,000	437,562
Series MTN, 6.30%, 3/1/2038	427,000	472,826
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	200,000	174,250
3.60%, 9/1/2027	258,000	255,686
4.20%, 4/1/2030	414,500	413,207
4.35%, 6/1/2028	98,000	98,598
4.70%, 6/15/2032	170,000	171,447
5.00%, 8/19/2034	250,000	252,220
5.75%, 11/20/2026	245,000	249,224
Starbucks Corp.:
2.00%, 3/12/2027	791,000	768,132
2.55%, 11/15/2030	538,500	494,391
3.00%, 2/14/2032 (a)	110,000	101,107
3.35%, 3/12/2050	200,000	138,656
3.50%, 3/1/2028	334,000	329,828
3.50%, 11/15/2050 (a)	405,400	289,139
3.55%, 8/15/2029	200,000	195,930
3.75%, 12/1/2047	200,000	151,868
4.00%, 11/15/2028	288,000	287,614
4.45%, 8/15/2049 (a)	310,000	260,775
4.50%, 5/15/2028	165,000	166,581
4.50%, 11/15/2048	200,000	170,420
4.80%, 5/15/2030	145,000	147,964
5.00%, 2/15/2034 (a)	500,000	510,570
5.40%, 5/15/2035	145,000	150,352
Target Corp.:
1.95%, 1/15/2027 (a)	280,000	273,367
2.35%, 2/15/2030	295,000	274,716
2.65%, 9/15/2030	231,000	215,470
2.95%, 1/15/2052	300,000	197,298
3.38%, 4/15/2029	401,000	392,583
3.90%, 11/15/2047	200,000	159,382
4.00%, 7/1/2042	275,000	235,026
4.35%, 6/15/2028	365,000	368,683
4.50%, 9/15/2032 (a)	363,000	365,124
4.50%, 9/15/2034 (a)	241,000	237,730
4.80%, 1/15/2053 (a)	195,000	177,446
5.00%, 4/15/2035	175,000	177,156
5.25%, 2/15/2036	250,000	257,320
6.50%, 10/15/2037	330,000	375,672
TJX Cos., Inc. 4.50%, 4/15/2050	200,000	176,782

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tractor Supply Co. 1.75%, 11/1/2030	$200,000	$175,806
Walmart, Inc.:
1.50%, 9/22/2028	300,000	281,115
2.50%, 9/22/2041	423,000	305,740
2.65%, 9/22/2051	405,000	258,455
3.25%, 7/8/2029 (a)	331,000	324,128
3.63%, 12/15/2047	200,000	158,472
3.95%, 9/9/2027 (a)	534,000	536,456
3.95%, 6/28/2038	461,000	428,274
4.00%, 4/15/2030 (a)	164,000	165,009
4.00%, 4/11/2043	434,000	380,288
4.05%, 6/29/2048	204,000	171,943
4.10%, 4/28/2027	300,000	302,094
4.10%, 4/15/2033 (a)	485,000	481,818
4.15%, 9/9/2032 (a)	420,000	420,907
4.30%, 4/22/2044	200,000	180,280
4.35%, 4/28/2030	425,000	431,953
4.50%, 9/9/2052	442,000	396,178
4.50%, 4/15/2053 (a)	433,000	388,271
4.90%, 4/28/2035	340,000	349,357
5.63%, 4/1/2040	363,000	390,265
6.20%, 4/15/2038	438,000	497,331
6.50%, 8/15/2037	460,000	533,936
		52,334,876
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	373,204
Analog Devices, Inc.:
1.70%, 10/1/2028	677,000	633,862
2.10%, 10/1/2031	274,000	242,304
3.45%, 6/15/2027	279,000	276,737
3.50%, 12/5/2026	472,000	469,522
4.25%, 6/15/2028	385,000	387,606
4.50%, 6/15/2030	500,000	506,355
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	485,498
4.00%, 1/15/2031	115,000	113,878
4.35%, 4/1/2047	443,000	387,235
4.60%, 1/15/2036	70,000	69,312
4.80%, 6/15/2029	415,000	425,574
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	150,000	148,307
3.88%, 1/15/2027	1,234,000	1,234,000
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (c)	454,000	432,485
2.45%, 2/15/2031 (c)	856,000	778,327
2.60%, 2/15/2033 (c)	250,000	219,370
3.14%, 11/15/2035 (c)	644,000	557,530
3.19%, 11/15/2036 (c)	906,000	773,416
3.42%, 4/15/2033 (c)	1,578,000	1,458,908
3.47%, 4/15/2034 (c)	969,000	884,116
3.50%, 2/15/2041 (c)	619,000	509,357
4.11%, 9/15/2028 (a)	694,000	696,485
Security Description	Principal Amount	Value
4.15%, 2/15/2028	$305,000	$305,881
4.15%, 11/15/2030	617,000	614,032
4.15%, 4/15/2032 (c)	867,000	850,276
4.20%, 10/15/2030	180,000	179,669
4.30%, 11/15/2032	127,000	125,368
4.35%, 2/15/2030	490,000	492,499
4.55%, 2/15/2032	250,000	251,565
4.60%, 7/15/2030	615,000	624,219
4.75%, 4/15/2029	578,000	589,693
4.80%, 4/15/2028	300,000	305,556
4.80%, 10/15/2034	236,000	237,385
4.80%, 2/15/2036	250,000	249,253
4.90%, 7/15/2032	1,195,000	1,222,126
4.90%, 2/15/2038	175,000	174,097
4.93%, 5/15/2037 (c)	571,000	568,830
5.00%, 4/15/2030 (a)	608,000	626,155
5.05%, 7/12/2027 (a)	735,000	747,708
5.05%, 7/12/2029	565,000	581,978
5.05%, 4/15/2030	335,000	346,162
5.15%, 11/15/2031	270,000	280,265
5.20%, 4/15/2032	295,000	307,092
5.20%, 7/15/2035 (a)	190,000	196,038
Intel Corp.:
1.60%, 8/12/2028	364,000	339,212
2.00%, 8/12/2031	279,000	243,907
2.45%, 11/15/2029	1,255,000	1,165,129
2.80%, 8/12/2041	150,000	104,906
3.05%, 8/12/2051	452,000	286,523
3.15%, 5/11/2027	573,000	563,952
3.25%, 11/15/2049	634,000	421,642
3.73%, 12/8/2047	428,000	314,678
3.75%, 3/25/2027	300,000	298,302
3.90%, 3/25/2030	585,000	573,534
4.00%, 8/5/2029	425,000	420,444
4.10%, 5/19/2046 (a)	210,000	165,293
4.10%, 5/11/2047	200,000	155,834
4.60%, 3/25/2040	433,000	393,896
4.75%, 3/25/2050	1,148,000	971,162
4.80%, 10/1/2041	300,000	271,119
4.88%, 2/10/2028	575,000	583,711
4.90%, 7/29/2045	310,000	275,026
4.90%, 8/5/2052	350,000	301,213
4.95%, 3/25/2060	250,000	213,145
5.05%, 8/5/2062	348,000	298,598
5.13%, 2/10/2030	600,000	617,286
5.20%, 2/10/2033 (a)	200,000	204,584
5.60%, 2/21/2054 (a)	350,000	336,308
5.63%, 2/10/2043	300,000	295,887
5.70%, 2/10/2053 (a)	1,568,000	1,516,272
KLA Corp.:
3.30%, 3/1/2050	493,000	352,145
4.10%, 3/15/2029	359,000	359,700
4.95%, 7/15/2052	285,000	266,307
5.00%, 3/15/2049	240,000	226,889
5.25%, 7/15/2062	200,000	192,426

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lam Research Corp.:
2.88%, 6/15/2050 (a)	$200,000	$132,792
4.00%, 3/15/2029	204,000	203,833
4.88%, 3/15/2049 (a)	501,000	467,829
Marvell Technology, Inc.:
2.95%, 4/15/2031	324,000	298,942
4.75%, 7/15/2030	350,000	354,560
5.45%, 7/15/2035 (a)	350,000	361,046
5.95%, 9/15/2033 (a)	465,000	498,545
Microchip Technology, Inc. 5.05%, 3/15/2029	538,000	550,014
Micron Technology, Inc.:
3.48%, 11/1/2051 (a)	200,000	142,624
4.66%, 2/15/2030	360,000	363,384
5.33%, 2/6/2029 (a)	285,000	293,641
5.38%, 4/15/2028 (a)	325,000	335,182
5.65%, 11/1/2032	65,000	68,167
5.80%, 1/15/2035	500,000	525,465
5.88%, 9/15/2033	860,000	913,509
6.05%, 11/1/2035	115,000	122,911
NVIDIA Corp.:
2.00%, 6/15/2031 (a)	367,000	329,705
2.85%, 4/1/2030	774,000	739,774
3.50%, 4/1/2040	482,000	412,693
3.50%, 4/1/2050	200,000	153,468
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (a)	428,000	443,250
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	345,872
3.13%, 2/15/2042	350,000	258,604
3.25%, 5/11/2041	345,000	262,700
4.30%, 8/19/2028	40,000	40,062
4.30%, 6/18/2029	274,000	273,704
4.40%, 6/1/2027	200,000	200,616
4.85%, 8/19/2032	100,000	100,129
5.00%, 1/15/2033	376,000	380,745
5.25%, 8/19/2035	200,000	201,970
Qorvo, Inc. 4.38%, 10/15/2029	200,000	196,166
QUALCOMM, Inc.:
1.30%, 5/20/2028	435,000	407,691
1.65%, 5/20/2032 (a)	321,000	271,653
3.25%, 5/20/2027	636,000	630,562
4.25%, 5/20/2032 (a)	245,000	244,907
4.30%, 5/20/2047	597,000	512,441
4.50%, 5/20/2030	250,000	253,875
4.65%, 5/20/2035 (a)	200,000	200,998
4.75%, 5/20/2032	350,000	356,989
4.80%, 5/20/2045	250,000	234,278
5.00%, 5/20/2035	200,000	204,074
6.00%, 5/20/2053	315,000	338,625
Texas Instruments, Inc.:
1.75%, 5/4/2030	320,000	289,062
1.90%, 9/15/2031 (a)	203,000	179,202
Security Description	Principal Amount	Value
2.25%, 9/4/2029 (a)	$202,000	$189,268
2.70%, 9/15/2051	200,000	125,226
2.90%, 11/3/2027	397,000	390,001
3.88%, 3/15/2039	140,000	125,056
4.10%, 8/16/2052	150,000	121,668
4.15%, 5/15/2048 (a)	563,000	471,034
4.50%, 5/23/2030	250,000	254,122
4.60%, 2/15/2028	115,000	117,031
4.85%, 2/8/2034	225,000	230,767
4.90%, 3/14/2033 (a)	247,000	254,529
5.00%, 3/14/2053	1,010,000	950,208
5.05%, 5/18/2063	150,000	139,199
5.10%, 5/23/2035	250,000	257,802
TSMC Arizona Corp.:
2.50%, 10/25/2031	639,000	579,976
3.13%, 10/25/2041	256,000	208,343
3.25%, 10/25/2051 (a)	200,000	152,984
3.88%, 4/22/2027	375,000	373,774
Xilinx, Inc. 2.38%, 6/1/2030	256,000	236,772
		53,942,284
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	300,000	281,979
3.48%, 12/1/2027	200,500	197,332
5.35%, 1/15/2030	225,000	231,885
5.75%, 1/15/2035 (a)	105,000	110,046
		821,242
SOFTWARE — 0.7%
Adobe, Inc.:
2.15%, 2/1/2027	232,000	227,054
2.30%, 2/1/2030	508,000	472,674
4.75%, 1/17/2028	200,000	203,818
4.80%, 4/4/2029	300,000	308,292
4.95%, 1/17/2030	400,000	414,716
Atlassian Corp. 5.25%, 5/15/2029	500,000	514,165
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	267,484
2.85%, 1/15/2030	40,000	37,806
3.50%, 6/15/2027	316,000	313,327
5.30%, 6/15/2035	155,000	159,259
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031 (a)	403,000	364,352
2.90%, 12/1/2029	11,000	10,388
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	257,000	258,092
4.30%, 9/10/2029	320,000	321,808
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	209,316
6.85%, 8/2/2033 (a)	200,000	207,750

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Electronic Arts, Inc.:
1.85%, 2/15/2031	$251,000	$238,166
2.95%, 2/15/2051	325,000	281,343
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	664,000	625,913
3.75%, 5/21/2029	201,000	196,950
5.10%, 7/15/2032	331,000	339,248
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	524,324
2.65%, 6/1/2030	554,500	513,517
3.50%, 7/1/2029	741,000	720,044
4.40%, 7/1/2049	685,000	565,269
4.55%, 2/15/2031 (a)	350,000	351,323
4.75%, 3/15/2030	440,000	446,156
5.15%, 8/12/2034 (a)	300,000	303,609
5.25%, 8/11/2035 (a)	290,000	293,141
5.35%, 3/15/2031	200,000	207,920
5.45%, 3/15/2034 (a)	605,000	625,358
Intuit, Inc.:
1.35%, 7/15/2027	300,000	287,013
1.65%, 7/15/2030 (a)	155,000	138,401
5.20%, 9/15/2033 (a)	500,000	522,585
5.50%, 9/15/2053 (a)	525,000	528,439
Microsoft Corp.:
2.50%, 9/15/2050	282,000	176,566
2.53%, 6/1/2050	1,680,000	1,062,886
2.68%, 6/1/2060	931,000	556,757
2.92%, 3/17/2052	1,886,000	1,280,971
3.04%, 3/17/2062	570,000	370,563
3.30%, 2/6/2027	1,292,000	1,284,364
3.45%, 8/8/2036	425,000	388,195
3.50%, 2/12/2035 (a)	584,000	551,640
3.70%, 8/8/2046	392,000	322,471
3.95%, 8/8/2056	160,000	129,498
4.10%, 2/6/2037	390,000	378,869
4.20%, 11/3/2035 (a)	649,000	649,824
4.25%, 2/6/2047	270,000	245,619
4.45%, 11/3/2045 (a)	312,000	293,779
4.50%, 2/6/2057	265,000	243,739
5.30%, 2/8/2041	300,000	317,793
MSCI, Inc. 5.25%, 9/1/2035	270,000	272,246
Oracle Corp.:
2.30%, 3/25/2028	631,000	603,236
2.80%, 4/1/2027	753,000	738,595
2.88%, 3/25/2031	1,054,000	968,478
2.95%, 4/1/2030	987,000	929,922
3.25%, 11/15/2027	1,378,000	1,354,092
3.25%, 5/15/2030	605,000	576,208
3.60%, 4/1/2040	845,000	678,400
3.60%, 4/1/2050	2,679,000	1,886,096
3.65%, 3/25/2041	483,000	385,584
3.80%, 11/15/2037	601,900	519,638
3.85%, 7/15/2036	348,000	309,870
Security Description	Principal Amount	Value
3.85%, 4/1/2060	$692,000	$475,238
3.90%, 5/15/2035	467,000	425,157
3.95%, 3/25/2051	625,000	464,987
4.00%, 7/15/2046	1,183,000	920,741
4.00%, 11/15/2047	318,000	245,970
4.13%, 5/15/2045	599,000	481,129
4.20%, 9/27/2029	220,000	219,446
4.30%, 7/8/2034	200,000	191,188
4.38%, 5/15/2055	204,000	159,840
4.45%, 9/26/2030	625,000	624,800
4.70%, 9/27/2034	750,000	732,300
4.80%, 8/3/2028	845,000	859,289
4.80%, 9/26/2032	375,000	375,555
5.20%, 9/26/2035 (a)	440,000	442,257
5.25%, 2/3/2032	330,000	340,111
5.38%, 7/15/2040	646,000	633,416
5.38%, 9/27/2054	750,000	689,160
5.50%, 8/3/2035	325,000	334,357
5.50%, 9/27/2064	400,000	365,996
5.55%, 2/6/2053	545,000	514,376
5.88%, 9/26/2045	390,000	391,349
5.95%, 9/26/2055	500,000	498,475
6.00%, 8/3/2055	200,000	200,804
6.10%, 9/26/2065	335,000	334,769
6.13%, 7/8/2039	388,000	409,984
6.13%, 8/3/2065	500,000	502,180
6.15%, 11/9/2029	413,000	440,444
6.25%, 11/9/2032	508,000	552,044
6.50%, 4/15/2038	902,700	988,899
6.90%, 11/9/2052	290,000	322,964
Paychex, Inc.:
5.10%, 4/15/2030	210,000	216,023
5.35%, 4/15/2032	500,000	518,750
5.60%, 4/15/2035 (a)	155,000	162,262
Roper Technologies, Inc.:
1.75%, 2/15/2031	962,000	838,412
2.95%, 9/15/2029	215,000	204,895
3.80%, 12/15/2026	362,000	360,650
4.20%, 9/15/2028	322,000	322,615
4.25%, 9/15/2028	150,000	150,678
4.45%, 9/15/2030 (a)	135,000	135,583
4.50%, 10/15/2029	200,000	201,764
4.75%, 2/15/2032 (a)	169,000	170,813
4.90%, 10/15/2034 (a)	300,000	300,099
5.10%, 9/15/2035	500,000	503,990
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	203,000	190,639
1.95%, 7/15/2031 (a)	511,000	453,870
2.70%, 7/15/2041	200,000	147,054
2.90%, 7/15/2051	736,000	483,228
3.05%, 7/15/2061	230,000	144,792
3.70%, 4/11/2028	513,000	511,276
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	305,588

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Synopsys, Inc.:
4.55%, 4/1/2027	$480,000	$483,077
4.65%, 4/1/2028	840,000	849,299
4.85%, 4/1/2030	770,000	784,276
5.00%, 4/1/2032	531,000	542,491
5.15%, 4/1/2035	430,000	437,069
5.70%, 4/1/2055	675,000	681,190
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	167,692
4.95%, 3/28/2028	250,000	254,540
5.40%, 6/12/2029	295,000	305,534
VMware LLC:
1.80%, 8/15/2028	520,000	487,599
2.20%, 8/15/2031	280,000	246,697
3.90%, 8/21/2027	300,000	298,917
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,610
3.80%, 4/1/2032	990,000	945,856
		56,463,972
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	235,000	219,542
4.38%, 7/16/2042	570,000	498,630
4.38%, 4/22/2049 (a)	228,000	193,146
6.13%, 11/15/2037	356,000	381,792
6.13%, 3/30/2040	800,000	854,528
6.38%, 3/1/2035	200,000	220,820
AT&T, Inc.:
1.65%, 2/1/2028	999,500	945,977
2.25%, 2/1/2032	743,000	650,340
2.30%, 6/1/2027	892,000	866,043
2.55%, 12/1/2033	1,192,000	1,015,381
2.75%, 6/1/2031	925,000	847,725
3.50%, 6/1/2041	806,000	644,276
3.50%, 9/15/2053	2,359,000	1,630,045
3.55%, 9/15/2055	2,787,000	1,919,463
3.65%, 6/1/2051	784,000	566,871
3.65%, 9/15/2059	1,107,000	756,922
3.80%, 2/15/2027	731,000	727,754
3.80%, 12/1/2057	2,070,000	1,476,800
3.85%, 6/1/2060	300,000	213,336
4.10%, 2/15/2028	919,000	918,283
4.25%, 3/1/2027	1,172,000	1,174,227
4.30%, 2/15/2030	1,167,250	1,169,608
4.30%, 12/15/2042	350,000	302,116
4.35%, 3/1/2029	982,000	986,095
4.50%, 5/15/2035	911,000	878,997
4.50%, 3/9/2048	650,000	550,225
4.55%, 11/1/2032	150,000	149,340
4.55%, 3/9/2049	200,000	168,944
4.70%, 8/15/2030	340,000	345,746
4.75%, 5/15/2046	575,000	512,923
4.85%, 3/1/2039	250,000	239,672
4.90%, 11/1/2035	300,000	297,663
Security Description	Principal Amount	Value
4.90%, 8/15/2037	$165,000	$161,073
5.38%, 8/15/2035	319,000	328,321
5.40%, 2/15/2034 (a)	1,049,000	1,090,373
5.55%, 11/1/2045	375,000	371,325
5.70%, 11/1/2054	280,000	276,777
6.05%, 8/15/2056	235,000	243,758
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	229,000	196,878
3.65%, 8/15/2052	350,000	250,848
4.30%, 7/29/2049	300,000	239,832
4.46%, 4/1/2048	193,000	161,248
5.10%, 5/11/2033 (a)	389,000	395,971
British Telecommunications PLC 9.63%, 12/15/2030	1,182,500	1,455,823
Cisco Systems, Inc.:
4.55%, 2/24/2028	65,000	65,983
4.75%, 2/24/2030	200,000	205,246
4.80%, 2/26/2027	755,000	764,226
4.85%, 2/26/2029 (a)	970,000	995,453
4.95%, 2/24/2032	200,000	206,704
5.05%, 2/26/2034	820,000	847,954
5.10%, 2/24/2035 (a)	200,000	206,776
5.35%, 2/26/2064	1,330,000	1,306,831
5.50%, 2/24/2055	120,000	121,862
5.90%, 2/15/2039	824,000	895,227
Corning, Inc.:
4.70%, 3/15/2037	200,000	195,680
5.35%, 11/15/2048	434,000	420,767
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,084,000	1,277,808
Juniper Networks, Inc. 5.95%, 3/15/2041	310,000	311,755
Motorola Solutions, Inc.:
2.30%, 11/15/2030	364,000	328,881
2.75%, 5/24/2031	110,000	100,410
4.60%, 2/23/2028	516,000	521,372
5.00%, 4/15/2029	550,000	563,194
5.20%, 8/15/2032	225,000	231,770
5.50%, 9/1/2044	148,000	147,621
5.55%, 8/15/2035	500,000	520,660
Nokia OYJ 6.63%, 5/15/2039	300,000	315,618
Orange SA:
5.38%, 1/13/2042	689,000	687,374
9.00%, 3/1/2031	827,000	1,004,623
Rogers Communications, Inc.:
2.90%, 11/15/2026	150,000	147,690
3.20%, 3/15/2027	760,000	749,140
3.80%, 3/15/2032	824,000	777,864
4.30%, 2/15/2048	400,000	327,392
4.50%, 3/15/2042	448,000	389,644
5.00%, 2/15/2029	626,000	637,969

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 10/1/2043 (a)	$167,000	$161,043
7.50%, 8/15/2038	269,000	314,526
Sprint Capital Corp.:
6.88%, 11/15/2028	777,000	835,671
8.75%, 3/15/2032	804,000	978,942
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	566,577
5.21%, 3/8/2047	902,000	811,151
5.52%, 3/1/2049	236,000	219,393
7.05%, 6/20/2036	1,207,000	1,360,615
Telefonica Europe BV 8.25%, 9/15/2030	282,000	326,034
TELUS Corp. 3.40%, 5/13/2032	525,000	483,551
T-Mobile USA, Inc.:
2.05%, 2/15/2028	500,000	476,580
2.25%, 11/15/2031	228,000	200,499
2.55%, 2/15/2031	851,000	772,717
2.70%, 3/15/2032	219,000	196,340
3.00%, 2/15/2041	355,000	266,449
3.30%, 2/15/2051	368,000	250,023
3.38%, 4/15/2029	687,000	667,111
3.40%, 10/15/2052	965,000	660,070
3.50%, 4/15/2031	727,000	691,697
3.75%, 4/15/2027	1,297,000	1,289,374
3.88%, 4/15/2030	3,873,000	3,796,547
4.20%, 10/1/2029	279,000	278,735
4.38%, 4/15/2040	444,000	400,794
4.50%, 4/15/2050	782,000	658,123
4.75%, 2/1/2028 (a)	500,000	500,870
4.85%, 1/15/2029	406,000	413,990
5.05%, 7/15/2033	1,168,000	1,193,217
5.13%, 5/15/2032	233,000	239,715
5.15%, 4/15/2034	195,000	199,489
5.25%, 6/15/2055	225,000	209,225
5.30%, 5/15/2035 (a)	464,000	475,280
5.50%, 1/15/2055	420,000	406,102
5.65%, 1/15/2053	325,000	321,542
5.75%, 1/15/2034	665,000	704,228
5.75%, 1/15/2054	790,000	790,901
5.88%, 11/15/2055	200,000	204,172
6.00%, 6/15/2054	428,000	443,211
Verizon Communications, Inc.:
1.50%, 9/18/2030	204,000	178,386
1.68%, 10/30/2030	300,000	263,799
1.75%, 1/20/2031	1,037,000	907,385
2.10%, 3/22/2028	789,000	752,367
2.36%, 3/15/2032	1,074,000	941,898
2.55%, 3/21/2031	1,000,000	909,140
2.65%, 11/20/2040	409,000	295,813
2.88%, 11/20/2050	880,000	561,519
2.99%, 10/30/2056	3,887,000	2,393,265
3.00%, 11/20/2060	200,000	121,210
3.15%, 3/22/2030	277,000	264,718
3.40%, 3/22/2041	218,000	172,216
Security Description	Principal Amount	Value
3.55%, 3/22/2051	$2,383,000	$1,743,427
3.70%, 3/22/2061	1,203,000	847,538
3.88%, 2/8/2029	776,000	770,444
3.88%, 3/1/2052 (a)	301,000	230,388
4.00%, 3/22/2050	454,000	357,993
4.02%, 12/3/2029	1,346,000	1,336,686
4.13%, 3/16/2027	658,000	658,619
4.33%, 9/21/2028	1,009,000	1,016,093
4.40%, 11/1/2034	273,000	263,085
4.50%, 8/10/2033	633,500	623,890
4.67%, 3/15/2055	255,000	220,040
4.81%, 3/15/2039	671,000	639,007
4.86%, 8/21/2046	715,000	650,185
5.05%, 5/9/2033	214,000	219,179
5.25%, 4/2/2035	445,000	452,325
5.40%, 7/2/2037 (c)	150,000	152,391
5.50%, 3/16/2047	173,000	170,566
5.50%, 2/23/2054 (a)	175,000	172,132
6.40%, 9/15/2033	202,000	222,731
6.55%, 9/15/2043	725,000	808,723
7.75%, 12/1/2030	135,000	155,373
Vodafone Group PLC:
5.75%, 6/28/2054	500,000	492,525
5.75%, 2/10/2063	142,000	137,905
5.88%, 6/28/2064	300,000	298,182
6.15%, 2/27/2037	687,000	748,191
7.88%, 2/15/2030 (a)	200,000	228,300
		86,911,089
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	233,073
3.90%, 11/19/2029	547,000	533,063
6.05%, 5/14/2034	200,000	209,388
6.35%, 3/15/2040	325,000	339,355
		1,314,879
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	200,000	135,126
3.25%, 6/15/2027	380,000	376,135
3.30%, 9/15/2051	270,000	190,404
3.90%, 8/1/2046	197,000	160,303
4.05%, 6/15/2048	286,000	234,777
4.15%, 12/15/2048	236,000	196,439
4.55%, 9/1/2044	230,000	206,970
4.70%, 9/1/2045	200,000	183,650
4.90%, 4/1/2044	235,000	223,962
4.95%, 9/15/2041	300,000	289,623
5.20%, 4/15/2054	910,000	873,727
5.40%, 6/1/2041	266,000	271,288
5.50%, 3/15/2055	274,000	275,008
5.80%, 3/15/2056	750,000	784,972
6.15%, 5/1/2037	516,000	573,735

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.45%, 5/1/2050	$89,000	$53,440
3.20%, 8/2/2046	238,000	173,250
3.65%, 2/3/2048	899,000	696,509
3.85%, 8/5/2032	200,000	192,294
4.45%, 1/20/2049	250,000	218,883
6.13%, 11/1/2053	200,000	220,022
6.20%, 6/1/2036 (a)	215,000	240,063
6.25%, 8/1/2034	365,000	405,259
6.38%, 11/15/2037	200,000	224,392
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	392,000	349,131
3.10%, 12/2/2051	544,000	367,336
3.50%, 5/1/2050	160,000	117,398
4.20%, 11/15/2069	478,000	367,553
4.80%, 3/30/2030 (a)	320,000	327,398
4.80%, 9/15/2035	330,000	327,248
4.80%, 8/1/2045	200,000	184,376
5.20%, 3/30/2035	500,000	515,235
5.95%, 5/15/2037	234,000	251,389
6.13%, 9/15/2115	350,000	362,621
7.13%, 10/15/2031	312,000	354,866
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	352,000	352,134
CSX Corp.:
2.40%, 2/15/2030	351,000	326,886
2.60%, 11/1/2026	162,000	159,526
3.25%, 6/1/2027	571,000	564,040
3.35%, 9/15/2049	191,000	137,004
3.80%, 3/1/2028	247,360	246,326
3.80%, 4/15/2050	250,000	193,710
3.95%, 5/1/2050 (a)	140,000	111,458
4.10%, 11/15/2032 (a)	270,000	265,118
4.10%, 3/15/2044	300,000	254,334
4.25%, 3/15/2029	542,000	544,238
4.25%, 11/1/2066	200,000	157,334
4.30%, 3/1/2048	351,000	297,676
4.50%, 11/15/2052	415,000	358,307
4.50%, 8/1/2054	135,000	115,344
5.05%, 6/15/2035 (a)	250,000	255,328
5.20%, 11/15/2033 (a)	345,000	360,273
5.50%, 4/15/2041	400,000	410,660
6.15%, 5/1/2037	200,000	220,840
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	282,065	244,703
FedEx Corp.:
2.40%, 5/15/2031 (a) (c)	306,000	273,166
3.10%, 8/5/2029	200,000	191,428
3.10%, 8/5/2029 (c)	332,000	317,601
3.90%, 2/1/2035 (c)	154,000	139,961
4.05%, 2/15/2048 (c)	200,000	152,670
4.25%, 5/15/2030	300,000	300,525
4.25%, 5/15/2030 (c)	352,000	350,557
Security Description	Principal Amount	Value
4.40%, 1/15/2047 (c)	$330,000	$270,089
4.55%, 4/1/2046 (c)	458,000	385,650
4.75%, 11/15/2045	415,000	355,713
5.25%, 5/15/2050 (a) (c)	385,000	352,895
Norfolk Southern Corp.:
2.30%, 5/15/2031	207,000	187,196
2.55%, 11/1/2029	346,000	325,586
2.90%, 8/25/2051	290,000	188,332
3.05%, 5/15/2050	475,000	321,323
3.15%, 6/1/2027	205,000	202,118
3.16%, 5/15/2055	200,000	132,322
3.40%, 11/1/2049	257,000	185,248
3.70%, 3/15/2053	493,000	368,251
3.80%, 8/1/2028	383,000	381,223
4.05%, 8/15/2052	500,000	399,625
4.10%, 5/15/2121	220,000	156,009
4.15%, 2/28/2048	345,000	284,887
4.45%, 3/1/2033 (a)	248,000	246,832
4.55%, 6/1/2053	430,000	372,707
5.10%, 5/1/2035	150,000	153,086
7.80%, 5/15/2027	150,000	158,834
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	142,445
Series MTN, 4.85%, 6/15/2030 (a)	250,000	255,075
Series MTN, 4.90%, 12/1/2029 (a)	250,000	255,593
Series GMTN, 4.95%, 9/1/2029	200,000	204,670
Series MTN, 5.25%, 6/1/2028	200,000	205,358
Series MTN, 5.30%, 3/15/2027	200,000	203,094
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	263,744
2.38%, 5/20/2031 (a)	500,000	455,540
2.40%, 2/5/2030	401,000	373,844
2.80%, 2/14/2032	435,000	398,321
2.89%, 4/6/2036	693,000	583,457
2.95%, 3/10/2052	391,000	254,639
3.00%, 4/15/2027	200,000	197,226
3.25%, 2/5/2050	430,000	302,926
3.35%, 8/15/2046	155,000	114,437
3.50%, 2/14/2053	821,000	593,107
3.55%, 5/20/2061	450,000	310,514
3.60%, 9/15/2037 (a)	105,000	93,097
3.70%, 3/1/2029	597,000	590,409
3.80%, 10/1/2051	424,000	326,599
3.84%, 3/20/2060	741,000	548,881
3.95%, 9/10/2028	538,000	538,834
4.00%, 4/15/2047	200,000	162,724
4.30%, 3/1/2049	200,000	168,392
4.50%, 1/20/2033	100,000	100,506
5.10%, 2/20/2035	331,000	340,434
5.15%, 1/20/2063	375,000	351,506

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 12/1/2054 (a)	$155,000	$157,516
United Parcel Service, Inc.:
2.40%, 11/15/2026	171,000	168,149
2.50%, 9/1/2029	302,000	284,599
3.05%, 11/15/2027	389,000	382,683
3.40%, 3/15/2029	178,000	174,796
3.40%, 11/15/2046	300,000	223,347
3.75%, 11/15/2047	200,000	155,918
4.25%, 3/15/2049	200,000	166,310
4.45%, 4/1/2030	189,500	192,795
4.65%, 10/15/2030	500,000	510,935
4.88%, 3/3/2033 (a)	426,000	438,226
4.88%, 11/15/2040 (a)	200,000	193,124
5.15%, 5/22/2034 (a)	215,000	223,310
5.20%, 4/1/2040 (a)	150,000	150,345
5.25%, 5/14/2035 (a)	322,000	333,103
5.30%, 4/1/2050 (a)	315,000	305,078
5.50%, 5/22/2054 (a)	310,000	306,277
5.95%, 5/14/2055	300,000	313,485
6.05%, 5/14/2065	180,000	188,307
6.20%, 1/15/2038	433,000	477,486
		37,335,016
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.10%, 6/1/2051	350,000	225,806
3.50%, 6/1/2032	406,000	376,699
4.00%, 6/30/2030	269,000	264,467
4.55%, 11/7/2028	104,000	104,639
4.90%, 3/15/2033	231,000	232,529
5.20%, 3/15/2044	200,000	190,184
5.50%, 6/15/2035	160,000	164,970
6.05%, 6/5/2054	250,000	259,202
		1,818,496
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031 (a)	570,000	511,757
2.95%, 9/1/2027	420,000	412,045
3.45%, 6/1/2029 (a)	289,500	282,882
3.45%, 5/1/2050	200,000	145,264
3.75%, 9/1/2047	596,000	463,432
4.15%, 6/1/2049	379,000	309,181
4.30%, 12/1/2042	300,000	262,620
4.45%, 6/1/2032	100,000	99,829
5.15%, 3/1/2034 (a)	320,000	329,849
5.25%, 3/1/2035 (a)	180,000	184,664
5.45%, 3/1/2054	200,000	197,710
5.70%, 9/1/2055	115,000	116,776
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	384,239
4.80%, 8/15/2027	300,000	303,390
5.25%, 8/15/2035	350,000	351,799
5.30%, 5/1/2052	200,000	186,138
Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$200,000	$213,822
		4,755,397
TOTAL CORPORATE BONDS & NOTES (Cost $2,121,184,860)		2,081,982,594
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	592,796	594,823
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	500,000	504,610
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	107,000	106,880
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	500,000	502,641
Drive Auto Receivables Trust Series 2025-1, Class A3, 4.73%, 9/15/2032	500,000	503,278
Exeter Automobile Receivables Trust Series 2025-3A, Class A3, 4.78%, 7/16/2029	1,500,000	1,510,012
Ford Credit Auto Lease Trust Series 2025-B, Class A3, 4.23%, 12/15/2028	480,000	481,703
Ford Credit Auto Owner Trust:
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	761,008
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	475,966
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	233,121
GM Financial Automobile Leasing Trust:
Series 2025-3, Class A3, 4.17%, 8/21/2028	68,000	68,172
Series 2025-1, Class A3, 4.66%, 2/21/2028	400,000	403,612
GM Financial Consumer Automobile Receivables Trust:
Series 2025-3, Class A3, 4.18%, 8/16/2030	193,000	193,813
Series 2025-2, Class A3, 4.28%, 4/16/2030	134,000	134,885
Series 2025-1, Class A3, 4.62%, 12/17/2029	167,000	168,874

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	$364,000	$366,990
Series 2025-3, Class A3, 4.04%, 2/21/2030	200,000	200,132
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,458
Series 2024-4, Class A3, 4.33%, 5/15/2029	333,000	334,831
Hyundai Auto Receivables Trust:
Series 2025-C, Class A3, 3.88%, 4/15/2030	150,000	149,517
Series 2025-A, Class A3, 4.32%, 10/15/2029	637,000	641,786
Series 2025-B, Class A3, 4.36%, 12/17/2029	135,000	135,878
Mercedes-Benz Auto Lease Trust:
Series 2024-B, Class A3, 4.23%, 2/15/2028	290,000	290,726
Series 2025-A, Class A3, 4.61%, 4/16/2029	119,000	120,600
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	302,000	305,868
Nissan Auto Receivables Owner Trust:
Series 2023-B, Class A3, 5.93%, 3/15/2028	110,549	111,532
Series 2025-A, Class A3, 4.49%, 12/17/2029	560,000	566,206
Santander Drive Auto Receivables Trust Series 2025-2, Class A3, 4.67%, 8/15/2029	526,000	530,255
Toyota Auto Receivables Owner Trust:
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	304,426
Series 2024-D, Class A3, 4.40%, 6/15/2029	225,000	226,479
Series 2025-A, Class A3, 4.64%, 8/15/2029	769,000	777,411
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	215,000	217,167
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	226,314
Series 2025-A, Class A3, 4.73%, 3/15/2030	636,000	644,915
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	350,000	352,260
Security Description	Principal Amount	Value
World Omni Select Auto Trust Series 2025-A, Class A2A, 4.14%, 5/15/2030	$115,000	$114,998
		13,376,147
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	506,927
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	717,519
Series 2025-2, Class A, 4.28%, 4/15/2030	435,000	439,064
Series 2025-4, Class A, 4.30%, 7/15/2030	158,000	159,807
Series 2025-5, Class A, 4.51%, 7/15/2032	167,000	170,388
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	762,750
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	487,951
Series 2025-A1, Class A, 4.31%, 5/15/2030	120,000	121,166
Capital One Multi-Asset Execution Trust Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	2,001,504
Chase Issuance Trust:
Series 2025-A1, Class A, 4.16%, 7/15/2030	890,000	896,304
Series 2024-A1, Class A, 4.60%, 1/15/2029	438,000	442,075
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	277,436
Series 2025-A1, Class A, 4.30%, 6/21/2030	288,000	290,705
Series 2025-A2, Class A, 4.49%, 6/21/2032	300,000	305,230
Synchrony Card Funding LLC:
Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	661,837
Series 2024-A1, Class A, 5.04%, 3/15/2030	700,000	710,329
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	125,000	127,168
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	1,000,000	1,010,965
		10,089,125

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OTHER ABS — 0.0% *
CNH Equipment Trust Series 2024-A, Class A3, 4.77%, 6/15/2029	$300,000	$302,365
John Deere Owner Trust:
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	91,977
Series 2024-B, Class A3, 5.20%, 3/15/2029	250,000	254,043
Series 2025-B, Class A3, 4.17%, 12/17/2029	500,000	502,095
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	413,188
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	504,101
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,277,089
Series 2025-5, Class A1A, 4.40%, 6/20/2031	212,000	213,968
		3,558,826
TOTAL ASSET-BACKED SECURITIES (Cost $26,854,093)		27,024,098
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	256,000	255,565
3.75%, 09/05/2029	786,000	785,254
3.75%, 09/10/2030	500,000	498,660
4.00%, 05/28/2028	250,000	251,855
4.25%, 03/01/2028	215,000	217,653
4.50%, 01/24/2030	437,000	449,192
		2,458,179
CANADA — 0.3%
Canada Government International Bonds:
3.75%, 04/26/2028	1,373,000	1,376,595
4.00%, 03/18/2030	715,000	722,524
4.63%, 04/30/2029	230,000	237,030
Export Development Canada:
3.00%, 05/25/2027	225,000	222,216
3.75%, 09/07/2027	880,000	880,596
3.88%, 02/14/2028	530,000	532,401
4.00%, 06/20/2030	400,000	403,763
4.13%, 02/13/2029	1,050,000	1,064,114
4.75%, 06/05/2034	395,000	413,037
Province of Alberta:
1.30%, 07/22/2030	252,000	223,571
3.30%, 03/15/2028	779,000	770,033
4.50%, 06/26/2029	570,000	583,239
4.50%, 01/24/2034	200,000	202,108
Security Description	Principal Amount	Value
Province of British Columbia:
3.90%, 08/27/2030	$705,000	$705,005
4.20%, 07/06/2033	175,000	173,747
4.70%, 01/24/2028	200,000	204,097
4.75%, 06/12/2034	904,000	927,096
4.80%, 11/15/2028	935,000	962,629
4.80%, 06/11/2035	550,000	562,837
4.90%, 04/24/2029	1,480,000	1,533,267
7.25%, 09/01/2036	180,000	219,979
Province of Manitoba:
4.30%, 07/27/2033	300,000	298,539
4.90%, 05/31/2034	200,000	206,904
Province of New Brunswick 3.63%, 2/24/2028	200,000	198,839
Province of Ontario:
1.05%, 05/21/2027	500,000	478,403
1.13%, 10/07/2030	2,364,000	2,066,111
1.80%, 10/14/2031	775,000	681,429
2.00%, 10/02/2029	150,000	139,993
3.10%, 05/19/2027	683,000	675,431
3.70%, 09/17/2029	300,000	298,768
3.90%, 09/04/2030	2,000,000	2,000,222
4.85%, 06/11/2035	530,000	545,953
5.05%, 04/24/2034	425,000	446,086
Province of Quebec:
1.35%, 05/28/2030	939,000	838,406
2.75%, 04/12/2027	640,000	629,654
3.63%, 04/13/2028	398,000	396,586
4.25%, 09/05/2034	760,000	751,692
4.50%, 04/03/2029	1,352,000	1,383,292
4.50%, 09/08/2033	710,000	717,791
4.63%, 08/28/2035	400,000	404,346
7.50%, 09/15/2029	255,000	288,705
Province of Saskatchewan 3.25%, 6/8/2027	300,000	296,889
		26,663,923
CHILE — 0.1%
Chile Government International Bonds:
2.55%, 01/27/2032	855,000	761,434
2.55%, 07/27/2033	455,000	391,206
2.75%, 01/31/2027	224,000	219,956
3.10%, 05/07/2041	1,510,000	1,155,545
3.10%, 01/22/2061	500,000	310,840
3.25%, 09/21/2071	372,000	232,098
3.50%, 01/31/2034	487,000	446,187
3.50%, 01/25/2050	275,000	200,946
3.50%, 04/15/2053	200,000	142,850
3.63%, 10/30/2042	400,000	324,647
3.86%, 06/21/2047	665,000	528,800
4.34%, 03/07/2042	536,000	475,824
4.85%, 01/22/2029	710,000	725,763
4.95%, 01/05/2036	675,000	677,971
5.33%, 01/05/2054	285,000	276,930

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 01/13/2037	$505,000	$530,965
		7,401,962
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,245,000	797,074
1.75%, 09/14/2029	258,000	239,584
2.88%, 04/03/2028 (a)	177,000	173,702
3.50%, 08/27/2027 (a)	440,000	438,610
3.50%, 08/09/2028	1,070,000	1,065,538
3.75%, 07/15/2030	1,040,000	1,039,189
3.88%, 05/15/2028 (a)	995,000	1,000,353
4.00%, 06/28/2027	2,784,000	2,798,839
4.63%, 03/18/2030	916,000	949,068
Landwirtschaftliche Rentenbank:
4.13%, 05/28/2030 (a)	450,000	457,051
4.63%, 04/17/2029	300,000	309,009
Series 37, 2.50%, 11/15/2027	251,000	244,858
		9,512,875
HUNGARY — 0.0% *
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	922,425
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	257,300
2.15%, 07/28/2031	310,000	272,977
2.85%, 02/14/2030	471,000	444,508
3.05%, 03/12/2051	624,000	418,537
3.40%, 09/18/2029	200,000	194,778
3.50%, 02/14/2050	292,000	214,456
3.55%, 03/31/2032	400,000	377,082
3.70%, 10/30/2049	467,000	356,856
3.85%, 10/15/2030	235,000	230,255
4.15%, 09/20/2027	265,000	265,346
4.20%, 10/15/2050	500,000	412,378
4.30%, 03/31/2052	277,000	229,036
4.35%, 01/11/2048	570,000	492,711
4.45%, 04/15/2070	375,000	305,166
4.65%, 09/20/2032	390,000	391,422
4.70%, 02/10/2034	320,000	319,275
4.75%, 02/11/2029	175,000	177,916
4.75%, 09/10/2034	450,000	448,918
4.85%, 01/11/2033	400,000	403,491
5.10%, 02/10/2054	265,000	253,211
5.15%, 09/10/2054	630,000	605,359
5.25%, 01/15/2030	375,000	390,037
5.35%, 02/11/2049	367,000	366,189
5.45%, 09/20/2052	260,500	257,147
5.60%, 01/15/2035	500,000	529,737
Security Description	Principal Amount	Value
5.65%, 01/11/2053	$250,000	$253,241
		8,867,329
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	247,000	227,622
3.88%, 07/03/2050	815,000	585,579
4.13%, 01/17/2048	717,000	556,059
4.50%, 01/30/2043	922,000	801,279
4.50%, 04/03/2120	453,000	328,597
5.38%, 03/12/2029	200,000	205,297
5.38%, 02/19/2030	310,000	319,405
5.50%, 03/12/2034	1,095,000	1,123,438
5.63%, 02/19/2035	810,000	836,457
5.75%, 03/12/2054	1,337,000	1,265,472
State of Israel:
2.50%, 01/15/2030	200,000	184,239
3.38%, 01/15/2050	756,000	502,086
		6,935,530
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	685,000	655,028
3.88%, 05/06/2051	1,382,000	992,115
4.00%, 10/17/2049	1,070,000	800,894
5.38%, 06/15/2033	758,000	802,580
		3,250,617
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	355,000	308,671
1.88%, 04/15/2031	1,059,000	948,252
2.00%, 10/17/2029	244,000	226,648
2.13%, 02/16/2029	226,000	213,476
2.25%, 11/04/2026	991,000	973,160
2.75%, 11/16/2027	518,000	506,610
2.88%, 06/01/2027	1,184,000	1,164,775
2.88%, 07/21/2027	622,000	611,083
3.50%, 10/31/2028	60,000	59,448
3.88%, 07/03/2028	322,000	322,492
4.38%, 10/05/2027	170,000	171,743
4.38%, 01/24/2031	200,000	203,333
4.63%, 07/19/2028	618,000	631,031
4.63%, 04/17/2034	200,000	204,750
Japan International Cooperation Agency:
1.00%, 07/22/2030	201,000	174,822
2.13%, 10/20/2026	202,000	198,061
2.75%, 04/27/2027	374,000	366,896
3.25%, 05/25/2027	1,167,000	1,153,962
3.38%, 06/12/2028	366,000	360,985
4.25%, 05/22/2030	200,000	202,488

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 05/21/2029	$200,000	$205,448
		9,208,134
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,381,000	1,231,586
3.25%, 04/16/2030	956,000	903,459
3.50%, 02/12/2034	955,000	829,895
3.75%, 01/11/2028	511,000	505,731
3.77%, 05/24/2061	1,256,000	794,741
4.15%, 03/28/2027	818,000	815,945
4.28%, 08/14/2041	976,000	793,863
4.35%, 01/15/2047	850,000	657,476
4.40%, 02/12/2052	660,000	494,052
4.50%, 04/22/2029	1,074,000	1,077,923
4.50%, 01/31/2050	731,000	565,345
4.60%, 01/23/2046	1,521,000	1,222,008
4.60%, 02/10/2048	883,600	700,122
4.75%, 03/22/2031	460,000	456,978
4.75%, 04/27/2032	646,000	632,498
4.88%, 05/19/2033	700,000	678,162
5.00%, 04/27/2051	860,000	707,611
5.38%, 03/22/2033	315,000	314,918
5.55%, 01/21/2045	449,000	420,085
5.63%, 09/22/2035	255,000	253,949
5.85%, 07/02/2032	486,000	502,926
6.00%, 05/13/2030	472,000	497,174
6.00%, 05/07/2036	425,000	435,997
6.05%, 01/11/2040	874,000	881,306
6.34%, 05/04/2053	780,000	760,051
6.35%, 02/09/2035	410,000	433,220
6.63%, 01/29/2038	273,000	287,519
6.88%, 05/13/2037	1,400,000	1,512,610
7.38%, 05/13/2055	298,000	328,425
Series GMTN, 5.75%, 10/12/2110	563,000	482,508
Series MTN, 4.75%, 03/08/2044	2,166,000	1,807,316
Series MTN, 6.75%, 09/27/2034	355,000	386,773
Series MTN, 7.50%, 04/08/2033	300,000	341,843
Series MTN, 8.30%, 08/15/2031	400,000	480,299
		23,194,314
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	718,000	583,043
3.16%, 01/23/2030	342,000	318,433
3.87%, 07/23/2060	1,057,000	681,818
3.88%, 03/17/2028	300,000	295,513
4.30%, 04/29/2053	540,000	395,793
4.50%, 05/15/2047	350,000	270,393
Security Description	Principal Amount	Value
4.50%, 04/16/2050	$845,000	$637,768
4.50%, 04/01/2056	940,000	688,553
4.50%, 01/19/2063	586,000	426,068
6.40%, 02/14/2035	229,000	237,360
6.70%, 01/26/2036	734,000	775,713
6.85%, 03/28/2054	415,000	422,164
6.88%, 01/31/2036	475,000	506,488
7.50%, 03/01/2031	350,000	385,429
7.88%, 03/01/2057	300,000	338,395
8.00%, 03/01/2038	285,000	325,161
9.38%, 04/01/2029	294,000	335,162
		7,623,254
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	200,000	165,272
2.78%, 01/23/2031	900,000	830,793
2.78%, 12/01/2060	1,200,000	672,623
2.84%, 06/20/2030	700	657
3.00%, 01/15/2034	332,000	288,273
3.23%, 07/28/2121	425,000	238,384
3.55%, 03/10/2051	200,000	143,090
3.60%, 01/15/2072	280,000	178,652
5.38%, 02/08/2035	1,085,000	1,106,191
5.50%, 03/30/2036	222,000	226,447
5.63%, 11/18/2050	1,232,800	1,215,625
5.88%, 08/08/2054	475,000	477,270
6.20%, 06/30/2055	490,000	510,745
6.55%, 03/14/2037	638,000	708,882
		6,762,904
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.95%, 01/06/2032	200,000	173,287
2.46%, 05/05/2030	263,000	244,472
2.65%, 12/10/2045	795,000	536,005
2.95%, 05/05/2045	528,000	377,908
3.20%, 07/06/2046	758,000	553,651
3.56%, 09/29/2032	400,000	379,925
3.70%, 03/01/2041	725,000	616,919
3.70%, 02/02/2042	790,000	660,512
3.75%, 01/14/2029	447,000	440,835
3.95%, 01/20/2040	451,000	403,846
4.38%, 03/05/2030	500,000	506,127
4.75%, 03/05/2035	740,000	744,898
5.00%, 07/17/2033	387,000	399,391
5.00%, 01/13/2037	312,000	316,361
5.18%, 09/05/2049	500,000	483,225
5.25%, 05/14/2034	200,000	208,896
5.50%, 02/04/2035	490,000	520,705
5.50%, 01/17/2048	340,000	347,322
5.60%, 05/14/2049	450,000	460,758
5.61%, 04/13/2033	460,000	492,526
5.90%, 02/04/2050	500,000	531,680

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 10/13/2047	$370,000	$397,675
6.38%, 10/23/2034	356,000	401,024
7.75%, 01/14/2031	535,000	623,403
9.50%, 02/02/2030	451,000	543,864
		11,365,215
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	750,000	762,876
4.88%, 02/12/2030	870,000	894,995
4.88%, 10/04/2033	770,000	778,423
5.13%, 09/18/2034	639,000	652,109
5.38%, 02/12/2035	525,000	544,017
5.50%, 04/04/2053	1,189,000	1,147,093
5.50%, 03/18/2054	1,121,000	1,081,360
5.75%, 11/16/2032	902,000	963,818
		6,824,691
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	375,000	328,829
1.63%, 01/18/2027	280,000	271,878
2.38%, 04/21/2027	395,000	385,878
3.75%, 09/22/2030	720,000	712,442
4.00%, 09/11/2027	400,000	400,513
4.13%, 10/17/2027	565,000	567,252
4.25%, 09/15/2027	251,000	252,494
4.50%, 01/11/2029	295,000	299,412
4.63%, 01/14/2028	400,000	406,028
4.88%, 01/14/2030	200,000	206,788
5.00%, 01/11/2028	878,000	898,175
5.13%, 01/11/2033	200,000	208,962
5.25%, 01/14/2035	205,000	217,857
Korea Development Bank:
1.00%, 09/09/2026	24,640	20,051
1.38%, 04/25/2027	200,000	192,288
1.63%, 01/19/2031	145,000	128,369
2.25%, 02/24/2027	200,000	195,481
3.75%, 09/16/2030	715,000	707,753
4.38%, 02/15/2028	385,000	388,787
4.38%, 02/15/2033	730,000	728,930
4.63%, 02/03/2028	200,000	203,136
4.88%, 02/03/2030	500,000	517,352
Korea International Bonds:
1.00%, 09/16/2030	564,000	491,966
2.75%, 01/19/2027	400,000	394,499
4.13%, 06/10/2044	200,000	179,249
4.50%, 07/03/2029	300,000	306,361
		9,610,730
SUPRANATIONAL — 1.3%
African Development Bank:
3.88%, 06/12/2028	1,650,000	1,658,382
4.00%, 03/18/2030	800,000	807,576
Security Description	Principal Amount	Value
4.13%, 02/25/2027	$450,000	$452,273
4.38%, 03/14/2028	300,000	304,818
4.50%, 06/12/2035	1,070,000	1,094,353
4.63%, 01/04/2027	650,000	656,682
Series GMTN, 4.38%, 11/03/2027	915,000	927,883
Asian Development Bank:
4.38%, 03/22/2035	1,060,000	1,077,416
5.82%, 06/16/2028	1,416,000	1,490,963
Series GMTN, 0.75%, 10/08/2030	325,000	280,053
Series GMTN, 1.25%, 06/09/2028	200,000	187,706
Series GMTN, 1.50%, 01/20/2027	856,000	831,544
Series GMTN, 1.75%, 09/19/2029	463,000	429,456
Series GMTN, 1.88%, 01/24/2030	187,000	173,110
Series GMTN, 2.50%, 11/02/2027	418,000	408,156
Series GMTN, 2.63%, 01/12/2027	300,000	295,740
Series GMTN, 2.75%, 01/19/2028	645,000	631,952
Series GMTN, 3.13%, 08/20/2027	1,113,000	1,101,903
Series GMTN, 3.63%, 08/28/2029	454,000	452,502
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,158,069
Series GMTN, 3.75%, 08/28/2030	930,000	928,614
Series GMTN, 3.88%, 09/28/2032	175,000	173,863
Series GMTN, 3.88%, 06/14/2033	531,000	525,063
Series GMTN, 4.00%, 01/12/2033	745,000	744,106
Series GMTN, 4.13%, 01/12/2027	785,000	788,415
Series GMTN, 4.13%, 05/30/2030	1,750,000	1,776,092
Series GMTN, 4.13%, 01/12/2034	635,000	636,562
Series GMTN, 4.38%, 01/14/2028	480,000	487,382
Series GMTN, 4.38%, 03/06/2029	1,230,000	1,256,433
Series GMTN, 4.50%, 08/25/2028	2,248,000	2,298,737
Series GMTN, 4.75%, 02/12/2030	370,000	373,171
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	535,000	534,385
3.75%, 09/14/2027 (a)	500,000	500,685

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 01/18/2028	$2,094,000	$2,108,260
4.50%, 01/16/2030	499,000	513,496
Corp. Andina de Fomento:
4.13%, 01/07/2028 (a)	280,000	280,787
4.13%, 06/30/2028	187,000	187,681
5.00%, 01/24/2029	659,000	678,684
5.00%, 01/22/2030	1,200,000	1,242,768
Council of Europe Development Bank:
3.63%, 01/26/2028	175,000	174,722
4.13%, 01/24/2029	360,000	364,662
4.50%, 01/15/2030	312,000	321,060
4.63%, 06/11/2027	290,000	294,083
Series GMTN, 3.63%, 05/08/2028	300,000	299,628
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	700,000	711,046
Series MTN, 4.25%, 03/13/2034	190,000	191,879
European Investment Bank:
0.75%, 10/26/2026	1,209,000	1,170,397
0.75%, 09/23/2030	195,000	168,423
0.88%, 05/17/2030	320,000	281,190
1.25%, 02/14/2031	541,000	474,230
1.63%, 10/09/2029	302,000	278,749
1.63%, 05/13/2031	150,000	133,404
3.25%, 11/15/2027	1,445,000	1,433,267
3.63%, 07/15/2030	675,000	670,768
3.75%, 02/14/2033	2,850,000	2,807,506
3.88%, 03/15/2028	655,000	658,373
3.88%, 06/15/2028	925,000	930,226
3.88%, 10/15/2030	1,290,000	1,295,237
4.00%, 02/15/2029	1,025,000	1,035,230
4.13%, 02/13/2034 (a)	892,000	895,604
4.25%, 08/16/2032	1,682,000	1,709,585
4.38%, 03/19/2027	1,245,000	1,256,578
4.38%, 10/10/2031	1,500,000	1,540,830
4.50%, 10/16/2028	1,635,000	1,674,011
4.50%, 03/14/2030	1,675,000	1,726,255
4.63%, 02/12/2035	1,915,000	1,984,495
4.75%, 06/15/2029	2,750,000	2,849,550
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,291,038
Inter-American Development Bank:
0.63%, 09/16/2027	322,000	303,611
1.13%, 07/20/2028	1,302,000	1,214,532
1.50%, 01/13/2027	850,000	825,843
2.25%, 06/18/2029	700,000	664,804
2.38%, 07/07/2027	671,000	656,191
3.20%, 08/07/2042	275,000	225,420
3.50%, 09/14/2029	959,000	951,098
3.75%, 06/14/2030	430,000	429,561
Security Description	Principal Amount	Value
4.00%, 01/12/2028	$200,000	$201,396
4.13%, 02/15/2029	660,000	669,009
4.38%, 02/01/2027	1,440,000	1,451,203
4.38%, 07/17/2034	700,000	712,810
4.50%, 02/15/2030	1,700,000	1,750,898
Series GMTN, 1.13%, 01/13/2031	255,000	222,235
Series GMTN, 3.50%, 04/12/2033	2,372,000	2,289,692
Series GMTN, 3.63%, 09/17/2031	640,000	630,381
Series GMTN, 4.38%, 07/16/2035	415,000	420,378
Series GMTN, 4.50%, 09/13/2033	390,000	401,205
Inter-American Investment Corp.:
3.63%, 02/17/2027	285,000	284,091
4.25%, 02/14/2029	250,000	253,365
4.25%, 04/01/2030	450,000	456,849
4.75%, 09/19/2028	495,000	508,118
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,425,000	1,339,899
0.75%, 08/26/2030	500,000	432,610
0.88%, 05/14/2030	1,503,000	1,320,145
1.13%, 09/13/2028	2,944,000	2,736,507
1.25%, 02/10/2031	830,000	726,524
1.38%, 04/20/2028	1,415,000	1,336,765
1.63%, 11/03/2031	1,379,000	1,208,762
1.75%, 10/23/2029	826,000	764,942
1.88%, 10/27/2026	239,000	234,091
2.50%, 03/29/2032	445,000	408,301
3.13%, 06/15/2027	1,685,000	1,669,363
3.50%, 07/12/2028	3,250,000	3,235,342
3.63%, 05/05/2028	500,000	499,600
3.88%, 10/16/2029	1,005,000	1,010,327
3.88%, 02/14/2030	1,445,000	1,451,936
3.88%, 08/28/2034	604,000	593,158
4.00%, 07/25/2030	1,041,000	1,050,942
4.00%, 01/10/2031	1,467,000	1,478,545
4.00%, 05/06/2032	2,560,000	2,565,427
4.13%, 03/20/2030	885,000	898,133
4.38%, 08/27/2035	1,355,000	1,373,130
4.50%, 04/10/2031	1,309,000	1,350,600
4.63%, 08/01/2028	1,870,000	1,917,722
4.75%, 11/14/2033	215,000	224,894
5.10%, 04/05/2034	550,000	557,574
Series GMTN, 4.63%, 01/15/2032	1,570,000	1,629,754
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	797,000	772,636
Series GMTN, 3.88%, 07/02/2030	760,000	763,564

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.25%, 07/02/2029	$900,000	$916,470
Series GMTN, 4.50%, 01/21/2028	275,000	279,978
Series GMTN, 4.50%, 07/13/2028	524,000	535,271
Nordic Investment Bank:
3.75%, 08/28/2028	750,000	752,033
3.75%, 05/09/2030	650,000	649,669
4.38%, 03/14/2028	745,000	757,024
		112,042,075
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	375,000	375,134
3.75%, 07/29/2030	250,000	249,067
4.13%, 06/14/2028	940,000	949,155
Series GMTN, 2.25%, 03/22/2027	250,000	244,357
Series GMTN, 3.75%, 09/13/2027	560,000	560,233
Series GMTN, 3.88%, 08/04/2027	500,000	500,948
Series GMTN, 4.25%, 02/01/2029	150,000	152,078
		3,030,972
UNITED STATES — 0.0% *
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	773,714
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	249,590
4.38%, 10/27/2027	622,000	625,400
4.38%, 01/23/2031	955,000	966,528
4.98%, 04/20/2055	891,000	812,327
5.10%, 06/18/2050	1,575,000	1,492,918
5.44%, 02/14/2037	187,500	196,176
7.63%, 03/21/2036	303,000	368,516
		4,711,455
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $266,218,510)		261,160,298
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Federal Farm Credit Banks Funding Corp.:
1.79%, 6/22/2035	115,000	89,343
2.02%, 4/1/2031	524,000	469,078
4.89%, 9/12/2033	2,000,000	1,989,211
5.31%, 9/25/2035	151,000	150,872
Federal Home Loan Banks:
3.25%, 11/16/2028 (a)	2,765,000	2,736,680
Security Description	Principal Amount	Value
3.88%, 6/4/2027	$5,615,000	$5,633,404
4.00%, 10/9/2026	1,560,000	1,563,683
4.00%, 6/30/2028	2,765,000	2,790,321
4.13%, 1/15/2027 (a)	220,000	221,061
4.25%, 12/10/2027	35,000	35,410
4.63%, 11/17/2026	355,000	358,575
4.75%, 4/9/2027	1,315,000	1,335,832
4.75%, 3/10/2034	4,625,000	4,788,925
Series 677, 5.50%, 7/15/2036	500,000	546,733
Federal Home Loan Mortgage Corp.:
0.80%, 10/27/2026	186,000	179,759
0.80%, 10/28/2026	348,000	337,264
1.50%, 2/1/2037	6,755,672	6,050,691
1.50%, 4/1/2037	4,183,114	3,744,375
1.50%, 5/1/2041	3,510,700	2,952,192
1.50%, 2/1/2051	5,186,408	3,990,669
1.50%, 6/1/2051	213,696	164,392
1.50%, 10/1/2051	5,518,583	4,244,497
1.50%, 11/1/2051	4,979,506	3,829,684
2.00%, 7/1/2035	2,425,071	2,250,855
2.00%, 2/1/2036	2,430,605	2,239,696
2.00%, 6/1/2036	8,190,398	7,552,715
2.00%, 1/1/2037	2,357,321	2,168,134
2.00%, 2/1/2037	2,971,882	2,740,013
2.00%, 4/1/2037	2,093,648	1,925,347
2.00%, 6/1/2037	827,419	767,214
2.00%, 3/1/2042	1,369,366	1,189,598
2.00%, 6/1/2050	182,375	149,613
2.00%, 8/1/2050	17,428,318	14,360,414
2.00%, 9/1/2050	472,543	385,205
2.00%, 11/1/2050	24,815,140	20,211,378
2.00%, 1/1/2051	17,754,928	14,448,613
2.00%, 2/1/2051	20,019,216	16,284,266
2.00%, 4/1/2051	5,857,454	4,724,000
2.00%, 9/1/2051	16,962,685	13,756,703
2.00%, 11/1/2051	20,781,305	16,839,101
2.00%, 12/1/2051	2,436,626	2,002,078
2.00%, 2/1/2052	15,982,761	12,934,116
2.00%, 3/1/2052	6,365,073	5,154,655
2.00%, 5/1/2052	3,413,936	2,800,339
2.00%, 8/1/2052	7,662,778	6,205,581
2.50%, 7/1/2028	14,726	14,474
2.50%, 9/1/2028	26,640	26,138
2.50%, 10/1/2029	78,566	76,661
2.50%, 1/1/2031	123,781	119,987
2.50%, 5/1/2031	379,716	367,118
2.50%, 6/1/2031	148,979	143,941
2.50%, 11/1/2032	356,812	342,176
2.50%, 12/1/2032	293,127	280,981
2.50%, 2/1/2033	531,526	509,351
2.50%, 3/1/2033	971,044	929,316
2.50%, 8/1/2035	1,797,394	1,702,982
2.50%, 4/1/2037	601,670	566,551

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2046	$523,707	$453,057
2.50%, 8/1/2050	11,517,442	9,811,760
2.50%, 9/1/2050	261,864	223,002
2.50%, 10/1/2050	6,646,051	5,657,684
2.50%, 11/1/2050	5,112,510	4,350,620
2.50%, 12/1/2050	8,415,884	7,159,104
2.50%, 5/1/2051	216,392	185,923
2.50%, 6/1/2051	14,807,589	12,485,115
2.50%, 7/1/2051	1,084,847	920,445
2.50%, 9/1/2051	13,970,769	11,845,936
2.50%, 10/1/2051	11,709,394	9,925,704
2.50%, 11/1/2051	14,179,735	12,013,309
2.50%, 12/1/2051	11,997,672	10,160,913
2.50%, 1/1/2052	8,825,706	7,572,107
2.50%, 3/1/2052	7,137,864	6,043,853
2.50%, 4/1/2052	23,282,467	19,887,685
2.50%, 5/1/2052	103,234	87,404
3.00%, 11/1/2027	139,099	137,689
3.00%, 2/1/2029	55,663	54,876
3.00%, 7/1/2029	52,220	51,387
3.00%, 9/1/2029	83,710	82,327
3.00%, 4/1/2030	89,664	88,013
3.00%, 7/1/2030	47,829	46,943
3.00%, 12/1/2030	304,911	298,642
3.00%, 2/1/2031	572,229	559,231
3.00%, 3/1/2031	27,811	27,193
3.00%, 5/1/2031	223,129	218,090
3.00%, 6/1/2031	11,757	11,487
3.00%, 9/1/2032	567,627	552,075
3.00%, 4/1/2033	1,320,800	1,298,163
3.00%, 5/1/2033	1,186,961	1,149,330
3.00%, 7/1/2035	137,627	131,520
3.00%, 4/1/2036	265,536	253,270
3.00%, 8/1/2036	449,388	432,398
3.00%, 5/1/2037	1,864,718	1,801,087
3.00%, 2/1/2043	213,088	196,022
3.00%, 3/1/2043	501,735	462,785
3.00%, 4/1/2043	554,129	511,086
3.00%, 7/1/2043	201,084	185,463
3.00%, 8/1/2043	92,101	84,947
3.00%, 9/1/2043	135,156	124,657
3.00%, 10/1/2043	102,462	94,503
3.00%, 6/1/2045	318,649	289,157
3.00%, 8/1/2045	1,011,886	925,141
3.00%, 4/1/2046	465,826	421,825
3.00%, 9/1/2046	345,441	312,812
3.00%, 10/1/2046	1,910,724	1,730,241
3.00%, 11/1/2046	577,227	522,703
3.00%, 12/1/2046	1,231,581	1,115,248
3.00%, 2/1/2047	1,124,418	1,018,208
3.00%, 7/1/2047	2,492,178	2,254,068
3.00%, 12/1/2047	2,056,037	1,852,440
3.00%, 1/1/2048	559,782	504,350
3.00%, 2/1/2048	1,168,676	1,052,949
3.00%, 3/1/2048	58,525	52,730
Security Description	Principal Amount	Value
3.00%, 11/1/2048	$1,434,448	$1,297,396
3.00%, 10/1/2049	1,342,066	1,196,162
3.00%, 12/1/2049	1,013,060	902,924
3.00%, 1/1/2050	2,869,931	2,557,923
3.00%, 2/1/2050	3,138,194	2,797,021
3.00%, 4/1/2050	5,319,562	4,737,230
3.00%, 5/1/2050	118,529	106,519
3.00%, 3/1/2052	9,949,656	8,769,933
3.00%, 4/1/2052	5,383,619	4,767,933
3.00%, 8/1/2052	1,251,004	1,102,673
3.50%, 3/1/2026	1,760	1,753
3.50%, 5/1/2026	27,913	27,782
3.50%, 1/1/2029	16,515	16,389
3.50%, 11/1/2029	65,839	65,198
3.50%, 2/1/2030	60,871	60,266
3.50%, 3/1/2032	86,348	84,941
3.50%, 6/1/2033	186,504	183,033
3.50%, 1/1/2034	455,737	446,720
3.50%, 10/1/2037	2,569,991	2,493,357
3.50%, 3/1/2038	520,031	501,944
3.50%, 10/1/2041	88,605	83,704
3.50%, 11/1/2041	1,621	1,546
3.50%, 12/1/2041	90,661	85,718
3.50%, 4/1/2043	224,991	213,694
3.50%, 5/1/2043	197,285	187,364
3.50%, 8/1/2043	363,429	345,411
3.50%, 6/1/2044	70,106	65,939
3.50%, 8/1/2044	143,656	135,117
3.50%, 9/1/2044	48,095	45,524
3.50%, 10/1/2044	82,115	77,234
3.50%, 11/1/2044	128,962	121,297
3.50%, 12/1/2044	110,067	103,518
3.50%, 1/1/2045	137,511	129,337
3.50%, 2/1/2045	192,216	180,790
3.50%, 3/1/2045	70,567	66,054
3.50%, 7/1/2045	2,464,835	2,326,151
3.50%, 8/1/2045	64,397	60,278
3.50%, 10/1/2045	173,170	162,094
3.50%, 11/1/2045	60,753	56,867
3.50%, 12/1/2045	335,669	315,377
3.50%, 1/1/2046	27,338	25,589
3.50%, 2/1/2046	7,612	7,125
3.50%, 3/1/2046	437,509	409,250
3.50%, 4/1/2046	12,110	11,327
3.50%, 5/1/2046	180,845	169,159
3.50%, 7/1/2046	34,863	32,606
3.50%, 8/1/2046	1,016,097	951,077
3.50%, 9/1/2046	2,094,285	1,958,975
3.50%, 11/1/2046	17,945	16,786
3.50%, 12/1/2046	271,372	253,837
3.50%, 4/1/2047	30,401	28,340
3.50%, 9/1/2047	1,412,656	1,316,843
3.50%, 10/1/2047	200,785	187,167
3.50%, 11/1/2047	109,463	102,039
3.50%, 12/1/2047	282,490	263,330

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2048	$510,974	$476,318
3.50%, 2/1/2048	1,373,940	1,280,753
3.50%, 7/1/2048	274,795	255,722
3.50%, 11/1/2048	743,676	692,059
3.50%, 6/1/2049	948,271	876,634
3.50%, 7/1/2049	575,317	531,855
3.50%, 8/1/2049	45,108	41,700
3.50%, 9/1/2049	4,317,012	4,032,066
3.50%, 3/1/2050	2,379,301	2,199,556
3.50%, 5/1/2051	3,694,537	3,407,719
3.50%, 9/1/2052	10,152,978	9,309,450
4.00%, 6/1/2026	2,807	2,798
4.00%, 7/1/2029	49,469	49,262
4.00%, 8/1/2039	50,558	49,334
4.00%, 10/1/2040	59,322	57,868
4.00%, 12/1/2040	131,397	128,179
4.00%, 8/1/2041	8,460	8,260
4.00%, 12/1/2041	181,198	176,918
4.00%, 4/1/2042	115,528	112,800
4.00%, 6/1/2042	365,323	355,301
4.00%, 12/1/2043	64,220	62,594
4.00%, 5/1/2044	136,041	131,472
4.00%, 7/1/2044	204,313	197,458
4.00%, 12/1/2044	74,953	72,438
4.00%, 4/1/2045	142,448	137,628
4.00%, 5/1/2045	784,696	766,154
4.00%, 6/1/2045	49,786	48,100
4.00%, 8/1/2045	20,134	19,453
4.00%, 10/1/2045	248,990	240,564
4.00%, 11/1/2045	1,082,980	1,045,069
4.00%, 12/1/2045	48,460	46,820
4.00%, 1/1/2046	172,329	166,498
4.00%, 3/1/2046	143,120	138,142
4.00%, 4/1/2046	20,786	19,932
4.00%, 5/1/2046	13,867	13,298
4.00%, 1/1/2047	2,701,961	2,587,988
4.00%, 9/1/2047	109,493	105,122
4.00%, 11/1/2047	660,556	634,184
4.00%, 12/1/2047	265,053	254,471
4.00%, 1/1/2048	389,089	373,555
4.00%, 4/1/2048	588,301	563,630
4.00%, 5/1/2048	902,960	865,093
4.00%, 7/1/2048	620,822	594,786
4.00%, 8/1/2048	32,937	31,555
4.00%, 10/1/2048	1,099,566	1,053,453
4.00%, 12/1/2048	527,844	505,707
4.00%, 9/1/2049	562,255	537,319
4.00%, 6/1/2050	733,564	698,941
4.00%, 2/1/2051	1,253,328	1,197,743
4.00%, 10/1/2052	1,646,250	1,555,411
4.00%, 1/1/2053	3,299,059	3,120,327
4.00%, 5/1/2053	8,535,662	8,094,872
4.50%, 2/1/2039	929	931
4.50%, 6/1/2039	48,756	48,835
4.50%, 9/1/2039	40,805	40,872
Security Description	Principal Amount	Value
4.50%, 12/1/2039	$25,836	$25,878
4.50%, 2/1/2040	15,941	16,021
4.50%, 3/1/2040	12,005	12,065
4.50%, 6/1/2040	438	441
4.50%, 12/1/2040	158,995	159,791
4.50%, 4/1/2041	2,908	2,904
4.50%, 7/1/2041	92,567	92,463
4.50%, 8/1/2041	7,869	7,860
4.50%, 9/1/2041	31,636	31,600
4.50%, 10/1/2041	238,626	239,818
4.50%, 5/1/2042	13,377	13,444
4.50%, 10/1/2043	3,896	3,897
4.50%, 8/1/2044	4,699	4,660
4.50%, 9/1/2044	119,087	118,096
4.50%, 1/1/2045	5,660	5,623
4.50%, 4/1/2047	35,233	34,780
4.50%, 10/1/2047	34,632	34,187
4.50%, 12/1/2047	108,945	107,546
4.50%, 1/1/2048	345,485	341,048
4.50%, 5/1/2048	448,346	441,848
4.50%, 6/1/2048	133,214	131,281
4.50%, 7/1/2048	374,020	369,036
4.50%, 11/1/2048	36,918	36,426
4.50%, 12/1/2048	235,975	232,830
4.50%, 3/1/2049	338,047	333,541
4.50%, 7/1/2049	1,877,363	1,845,924
4.50%, 6/1/2052	2,137,365	2,083,950
4.50%, 10/1/2052	1,293,760	1,260,831
4.50%, 11/1/2052	89,070	86,789
4.50%, 12/1/2052	5,242,688	5,132,243
4.50%, 1/1/2053	885,549	862,736
4.50%, 5/1/2053	8,474,808	8,251,399
5.00%, 10/1/2033	3,088	3,139
5.00%, 11/1/2035	5,439	5,547
5.00%, 4/1/2036	8,997	9,176
5.00%, 12/1/2036	926	945
5.00%, 2/1/2038	85,691	87,489
5.00%, 3/1/2038	51,068	52,144
5.00%, 6/1/2038	14,373	14,673
5.00%, 11/1/2038	120,692	123,233
5.00%, 1/1/2039	17,872	18,245
5.00%, 2/1/2039	38,559	39,363
5.00%, 3/1/2039	113,361	115,735
5.00%, 10/1/2039	11,126	11,357
5.00%, 2/1/2040	27,209	27,789
5.00%, 7/1/2048	465,959	471,332
5.00%, 9/1/2048	102,049	103,134
5.00%, 11/1/2048	422,807	426,785
5.00%, 3/1/2049	178,529	180,428
5.00%, 3/1/2050	506,203	511,396
5.00%, 9/1/2052	3,862,473	3,855,776
5.00%, 10/1/2052	2,035,256	2,033,398
5.00%, 12/1/2052	3,453,810	3,466,908
5.00%, 2/1/2053	12,632,987	12,593,895
5.00%, 7/1/2053	15,615,607	15,538,677

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2054	$8,064,491	$7,999,635
5.00%, 1/1/2055	3,359,984	3,332,962
5.50%, 11/1/2026	2,176	2,182
5.50%, 6/1/2027	1,028	1,036
5.50%, 4/1/2028	1,945	1,966
5.50%, 7/1/2028	3,855	3,902
5.50%, 7/1/2033	459	472
5.50%, 1/1/2037	29,978	31,217
5.50%, 9/1/2037	198	206
5.50%, 11/1/2037	2,050	2,133
5.50%, 1/1/2038	86,658	90,150
5.50%, 4/1/2038	70,909	73,741
5.50%, 7/1/2038	89,172	92,736
5.50%, 10/1/2038	1,913	1,990
5.50%, 4/1/2039	27,295	28,454
5.50%, 12/1/2052	1,101,106	1,124,065
5.50%, 2/1/2053	2,669,210	2,701,771
5.50%, 7/1/2053	11,293,912	11,426,266
5.50%, 3/1/2054	10,014,690	10,110,477
5.50%, 11/1/2054	12,613,081	12,725,904
5.50%, 2/1/2055	5,888,855	5,969,692
5.50%, 5/1/2055	4,842,877	4,885,025
5.50%, 6/1/2055	2,875,038	2,900,060
6.00%, 2/1/2028	47	48
6.00%, 11/1/2029	347	355
6.00%, 8/1/2031	1,739	1,797
6.00%, 10/1/2032	1,659	1,721
6.00%, 11/1/2032	1,857	1,927
6.00%, 12/1/2032	800	830
6.00%, 1/1/2033	2,497	2,592
6.00%, 2/1/2033	1,441	1,492
6.00%, 3/1/2033	1,749	1,814
6.00%, 6/1/2033	2,641	2,752
6.00%, 3/1/2036	3,247	3,418
6.00%, 8/1/2036	18,145	19,112
6.00%, 1/1/2037	1,839	1,937
6.00%, 6/1/2037	56,829	60,007
6.00%, 11/1/2037	39,797	42,023
6.00%, 12/1/2037	1,632	1,723
6.00%, 10/1/2038	1,495	1,578
6.00%, 3/1/2040	1,065	1,125
6.00%, 4/1/2040	2,055,677	2,123,495
6.00%, 5/1/2040	183,857	194,170
6.00%, 2/1/2053	3,671,728	3,765,969
6.00%, 6/1/2053	1,595,298	1,640,288
6.00%, 9/1/2053	3,399,444	3,517,733
6.00%, 11/1/2053	14,227,618	14,564,467
6.00%, 12/1/2053	2,839,785	2,906,800
6.00%, 8/1/2054	18,351,967	18,766,923
6.00%, 3/1/2055	5,832,708	6,000,366
6.00%, 6/1/2055	15,633,729	15,977,386
6.00%, 8/1/2055	13,126,948	13,415,501
6.25%, 7/15/2032 (a)	2,590,000	2,940,898
6.50%, 12/1/2030	144	149
6.50%, 8/1/2031	1,332	1,397
Security Description	Principal Amount	Value
6.50%, 12/1/2031	$914	$958
6.50%, 7/1/2032	281	296
6.50%, 11/1/2037	16,559	17,817
6.50%, 2/1/2038	4,084	4,395
6.50%, 9/1/2038	43,414	46,710
6.50%, 9/1/2039	23,012	24,679
6.50%, 2/1/2053	1,155,399	1,198,179
6.50%, 10/1/2053	4,404,765	4,554,084
6.50%, 11/1/2053	838,883	867,320
6.50%, 12/1/2053	6,980,094	7,309,750
6.50%, 1/1/2054	8,454,487	8,741,089
6.75%, 9/15/2029	513,000	569,917
6.75%, 3/15/2031	1,736,000	1,983,761
7.00%, 7/1/2029	10,510	10,682
7.00%, 1/1/2030	132	135
7.00%, 4/1/2030	41	43
7.00%, 2/1/2031	104	109
7.00%, 9/1/2031	1,963	2,059
7.00%, 1/1/2054	2,341,479	2,450,373
7.50%, 3/1/2028	1,334	1,359
Series 1, Zero Coupon, 11/15/2038	376,000	203,286
Series MTN, Zero Coupon, 12/14/2029	200,000	169,843
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K064, Class A2, 3.22%, 3/25/2027	800,000	792,301
Series K067, Class AM, 3.28%, 8/25/2027	500,000	493,384
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,464,496	1,443,829
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,481,170
Series K076, Class A2, 3.90%, 4/25/2028	100,000	99,928
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,149,752
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	526,733
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,207,429
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	798,367
Series K087, Class A2, 3.77%, 12/25/2028	270,000	268,808
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,471,250
Series K092, Class A2, 3.30%, 4/25/2029	500,000	489,529
Series K093, Class A2, 2.98%, 5/25/2029	494,701	479,729
Series K094, Class A2, 2.90%, 6/25/2029	531,291	512,414
Series K101, Class A2, 2.52%, 10/25/2029	500,000	473,358

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K105, Class A2, 1.87%, 1/25/2030	$58,333	$53,534
Series K108, Class A2, 1.52%, 3/25/2030	888,889	802,384
Series K109, Class A2, 1.56%, 4/25/2030	640,000	576,718
Series K110, Class A2, 1.48%, 4/25/2030	230,357	207,111
Series K114, Class A2, 1.37%, 6/25/2030	250,000	221,764
Series K115, Class A2, 1.38%, 6/25/2030	500,000	443,890
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,083,490
Series K121, Class A2, 1.55%, 10/25/2030	340,000	301,128
Series K123, Class A2, 1.62%, 12/25/2030	233,333	206,873
Series K128, Class A2, 2.02%, 3/25/2031	650,000	585,808
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	885,185
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,339,148
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	825,000	799,972
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	537,684
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	403,434
Series K-162, Class A2, 5.15%, 12/25/2033 (d)	100,000	105,166
Series K520, Class A2, 5.18%, 3/25/2029 (d)	1,308,412	1,353,005
Series K528, Class A2, 4.51%, 7/25/2029	342,466	347,630
Series K735, Class A2, 2.86%, 5/25/2026	476,041	472,243
Series K743, Class A2, 1.77%, 5/25/2028	500,000	473,455
Series K748, Class A2, 2.26%, 1/25/2029 (d)	1,500,000	1,423,072
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,415,922
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	220,000	198,155
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	1,616,667	1,567,854
Series K540, Class A2, VRN, 4.51%, 2/25/2030 (d)	1,375,000	1,397,518
Series K542, Class A2, VRN, 4.40%, 4/25/2030	1,050,000	1,062,898
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	433,333	409,783
Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.75%, 10/8/2027	$5,433,000	$5,131,462
0.88%, 12/18/2026	193,000	186,277
0.88%, 8/5/2030	1,140,000	995,909
1.50%, 4/1/2036	86,220	77,402
1.50%, 7/1/2036	9,266,350	8,314,372
1.50%, 1/1/2037	2,697,233	2,416,390
1.50%, 3/1/2037	10,747,078	9,619,888
1.50%, 4/1/2037	3,163,827	2,831,994
1.50%, 8/1/2037	4,077,306	3,654,652
1.50%, 11/1/2041	1,724,393	1,446,860
1.50%, 1/1/2042	3,126,720	2,622,520
1.50%, 11/1/2050	141,322	108,832
1.50%, 3/1/2051	258,431	198,837
1.50%, 7/1/2051	1,121,152	862,483
1.50%, 10/1/2051	11,378,228	8,751,314
1.50%, 11/1/2051	14,330,667	11,021,562
2.00%, 9/1/2035	4,021,626	3,730,240
2.00%, 10/1/2035	132,645	123,079
2.00%, 11/1/2035	4,008,953	3,716,018
2.00%, 12/1/2035	2,378,014	2,202,789
2.00%, 1/1/2036	160,359	148,543
2.00%, 2/1/2036	4,096,062	3,792,980
2.00%, 4/1/2036	395,358	365,170
2.00%, 6/1/2036	9,501,989	8,766,858
2.00%, 10/1/2036	1,255,018	1,156,520
2.00%, 11/1/2036	137,812	127,065
2.00%, 12/1/2036	9,576,219	8,821,698
2.00%, 4/1/2037	690,595	635,080
2.00%, 5/1/2037	2,511,828	2,309,912
2.00%, 8/1/2040	498,123	437,665
2.00%, 10/1/2040	1,126,184	987,937
2.00%, 11/1/2040	2,869,184	2,514,984
2.00%, 12/1/2040	2,348,606	2,057,045
2.00%, 2/1/2041	1,253,648	1,096,280
2.00%, 10/1/2041	4,883,649	4,245,906
2.00%, 11/1/2041	5,714,191	4,964,425
2.00%, 1/1/2042	368,470	319,663
2.00%, 2/1/2042	3,099,919	2,687,374
2.00%, 5/1/2042	1,819,137	1,579,188
2.00%, 8/1/2042	1,499,778	1,300,183
2.00%, 6/1/2050	531,067	433,468
2.00%, 7/1/2050	268,028	218,677
2.00%, 8/1/2050	11,865,681	9,672,922
2.00%, 9/1/2050	3,048,031	2,513,814
2.00%, 10/1/2050	19,664,016	16,022,759
2.00%, 11/1/2050	231,011	191,060
2.00%, 12/1/2050	16,953,812	13,803,891
2.00%, 1/1/2051	8,932,824	7,269,357
2.00%, 2/1/2051	9,389,986	7,639,802
2.00%, 3/1/2051	7,902,002	6,425,175
2.00%, 4/1/2051	17,832,422	14,498,217
2.00%, 5/1/2051	12,008,058	9,756,873
2.00%, 6/1/2051	728,479	595,752

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 7/1/2051	$16,661,203	$13,527,095
2.00%, 9/1/2051	2,827,267	2,294,509
2.00%, 11/1/2051	28,688,919	23,260,349
2.00%, 12/1/2051	198,505	163,330
2.00%, 1/1/2052	13,477,467	10,914,099
2.00%, 2/1/2052	2,463,864	1,995,611
2.00%, 3/1/2052	16,511,761	13,411,811
2.00%, 5/1/2052	6,935,167	5,697,846
2.50%, 3/1/2028	63,480	62,387
2.50%, 7/1/2028	76,131	74,693
2.50%, 8/1/2028	201,574	197,712
2.50%, 9/1/2028	21,425	21,013
2.50%, 10/1/2028	51,856	50,892
2.50%, 3/1/2029	165,723	162,928
2.50%, 2/1/2030	111,094	108,086
2.50%, 5/1/2030	186,283	181,040
2.50%, 7/1/2030	665,774	652,891
2.50%, 2/1/2031	235,934	228,610
2.50%, 6/1/2032	3,535,657	3,416,673
2.50%, 12/1/2032	428,922	410,656
2.50%, 1/1/2033	667,931	639,612
2.50%, 12/1/2033	1,102,246	1,065,942
2.50%, 2/1/2035	3,216,620	3,068,546
2.50%, 2/1/2036	2,805,067	2,656,298
2.50%, 3/1/2036	154,723	146,427
2.50%, 5/1/2036	1,018,533	960,651
2.50%, 2/1/2037	1,228,191	1,158,015
2.50%, 3/1/2037	2,726,295	2,563,786
2.50%, 4/1/2038	639,191	599,033
2.50%, 2/1/2040	336,503	306,303
2.50%, 5/1/2040	1,094,101	994,209
2.50%, 6/1/2040	70,660	64,181
2.50%, 8/1/2040	82,701	75,054
2.50%, 7/1/2041	4,172,759	3,741,098
2.50%, 4/1/2042	3,021,351	2,705,388
2.50%, 10/1/2042	147,719	131,319
2.50%, 11/1/2049	6,229,405	5,312,953
2.50%, 1/1/2050	2,005,423	1,710,391
2.50%, 6/1/2050	3,509,496	2,990,842
2.50%, 7/1/2050	5,327,143	4,539,867
2.50%, 8/1/2050	6,145,568	5,235,437
2.50%, 10/1/2050	13,169,681	11,211,153
2.50%, 4/1/2051	9,356,336	7,947,129
2.50%, 5/1/2051	146,606	125,911
2.50%, 7/1/2051	13,382,806	11,354,717
2.50%, 8/1/2051	11,416,088	9,692,776
2.50%, 9/1/2051	8,458,361	7,178,915
2.50%, 10/1/2051	28,195,470	23,887,553
2.50%, 12/1/2051	142,903	122,392
2.50%, 1/1/2052	184,349	157,601
2.50%, 3/1/2052	16,155,937	13,679,738
2.50%, 4/1/2052	5,792,495	4,953,063
2.50%, 5/1/2052	1,943,412	1,661,120
2.50%, 1/1/2054	3,473,297	2,943,711
3.00%, 8/1/2027	19,146	18,958
Security Description	Principal Amount	Value
3.00%, 11/1/2028	$92,899	$91,599
3.00%, 6/1/2029	34,984	34,410
3.00%, 8/1/2029	142,651	140,212
3.00%, 9/1/2029	51,896	50,970
3.00%, 4/1/2030	10,238	10,039
3.00%, 6/1/2030	75,437	74,001
3.00%, 8/1/2030	11,400	11,155
3.00%, 9/1/2030	29,051	28,451
3.00%, 11/1/2030	47,617	46,624
3.00%, 12/1/2030	174,243	170,512
3.00%, 3/1/2031	14,255	13,930
3.00%, 4/1/2031	80,660	78,871
3.00%, 2/1/2032	13,282	12,946
3.00%, 6/1/2032	833,787	810,879
3.00%, 8/1/2032	11,666	11,336
3.00%, 10/1/2032	243,586	236,576
3.00%, 1/1/2033	178,065	172,839
3.00%, 2/1/2033	387,031	375,420
3.00%, 5/1/2033	78,032	75,322
3.00%, 2/1/2034	416,834	402,453
3.00%, 8/1/2034	2,355,651	2,273,853
3.00%, 2/1/2035	86,737	83,149
3.00%, 3/1/2035	70,648	67,625
3.00%, 6/1/2035	517,881	498,862
3.00%, 12/1/2035	49,277	47,112
3.00%, 2/1/2036	198,245	188,823
3.00%, 9/1/2036	59,126	56,206
3.00%, 11/1/2036	2,200,896	2,089,244
3.00%, 1/1/2037	576,720	547,175
3.00%, 9/1/2037	444,084	419,989
3.00%, 1/1/2038	828,019	780,810
3.00%, 5/1/2040	791,128	736,377
3.00%, 6/1/2042	3,633,345	3,347,595
3.00%, 12/1/2042	157,158	144,389
3.00%, 1/1/2043	662,743	608,908
3.00%, 2/1/2043	6,984	6,417
3.00%, 3/1/2043	554,339	510,644
3.00%, 4/1/2043	138,955	128,010
3.00%, 5/1/2043	995,021	916,654
3.00%, 6/1/2043	720,896	664,123
3.00%, 7/1/2043	733,553	675,771
3.00%, 8/1/2043	392,061	360,324
3.00%, 2/1/2044	2,608,448	2,402,984
3.00%, 5/1/2045	2,561,975	2,360,171
3.00%, 6/1/2045	23,909	21,668
3.00%, 8/1/2045	3,742,818	3,448,000
3.00%, 9/1/2045	237,078	214,863
3.00%, 11/1/2045	520,482	471,712
3.00%, 5/1/2046	594,589	537,780
3.00%, 8/1/2046	521,145	471,353
3.00%, 9/1/2046	539,263	487,741
3.00%, 10/1/2046	206,099	186,407
3.00%, 11/1/2046	2,402,389	2,200,962
3.00%, 1/1/2047	1,931,788	1,747,219
3.00%, 3/1/2047	1,978,053	1,792,375

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2047	$144,247	$129,814
3.00%, 7/1/2047	1,691,526	1,529,912
3.00%, 10/1/2047	2,149,154	1,943,024
3.00%, 12/1/2047	3,053,249	2,761,533
3.00%, 2/1/2048	2,081,658	1,875,845
3.00%, 12/1/2049	7,803,008	6,955,995
3.00%, 1/1/2050	10,611,199	9,457,590
3.00%, 7/1/2050	3,213,455	2,858,709
3.00%, 9/1/2050	10,613,468	9,460,221
3.00%, 1/1/2051	9,509,917	8,519,874
3.00%, 9/1/2051	5,939,102	5,262,116
3.00%, 1/1/2052	5,277,830	4,669,688
3.00%, 2/1/2052	10,227,479	9,072,835
3.00%, 5/1/2052	13,535,466	11,984,213
3.00%, 6/1/2052	2,187,729	1,927,823
3.50%, 10/1/2025	169	169
3.50%, 11/1/2025	360	359
3.50%, 3/1/2026	1,356	1,350
3.50%, 1/1/2027	8,858	8,796
3.50%, 1/1/2029	1,418	1,405
3.50%, 5/1/2029	26,698	26,447
3.50%, 12/1/2029	6,133	6,074
3.50%, 1/1/2030	33,070	32,724
3.50%, 10/1/2030	8,704	8,611
3.50%, 11/1/2030	4,161	4,110
3.50%, 3/1/2031	184,524	182,236
3.50%, 6/1/2033	384,266	376,619
3.50%, 6/1/2034	179,842	175,537
3.50%, 7/1/2034	322,661	315,046
3.50%, 11/1/2034	1,126,392	1,098,164
3.50%, 2/1/2037	163,581	158,244
3.50%, 2/1/2038	111,550	107,664
3.50%, 4/1/2038	518,282	498,433
3.50%, 5/1/2038	189,795	182,534
3.50%, 12/1/2040	194,490	184,557
3.50%, 6/1/2041	45,912	43,567
3.50%, 11/1/2041	45,931	43,373
3.50%, 12/1/2041	7,232	6,829
3.50%, 1/1/2042	75,491	71,963
3.50%, 2/1/2042	14,414	13,611
3.50%, 3/1/2042	140,824	134,123
3.50%, 4/1/2042	19,644	18,553
3.50%, 5/1/2042	420,211	396,879
3.50%, 8/1/2042	167,080	157,803
3.50%, 10/1/2042	272,093	256,988
3.50%, 11/1/2042	40,514	38,265
3.50%, 12/1/2042	46,095	43,535
3.50%, 1/1/2043	78,129	73,791
3.50%, 4/1/2043	38,318	36,374
3.50%, 5/1/2043	56,484	53,618
3.50%, 7/1/2043	233,402	221,559
3.50%, 10/1/2043	78,583	74,220
3.50%, 12/1/2043	47,933	45,501
3.50%, 1/1/2044	7,482,120	7,067,652
3.50%, 10/1/2044	127,280	119,575
Security Description	Principal Amount	Value
3.50%, 1/1/2045	$197,076	$185,146
3.50%, 2/1/2045	5,346,006	5,049,169
3.50%, 4/1/2045	229,123	214,209
3.50%, 5/1/2045	27,279	25,503
3.50%, 6/1/2045	42,258	39,508
3.50%, 7/1/2045	15,498	14,590
3.50%, 8/1/2045	485,752	455,677
3.50%, 11/1/2045	1,354,076	1,265,941
3.50%, 12/1/2045	1,251,902	1,170,418
3.50%, 1/1/2046	370,139	346,047
3.50%, 2/1/2046	2,204,381	2,060,693
3.50%, 3/1/2046	8,232	7,697
3.50%, 4/1/2046	112,367	104,979
3.50%, 5/1/2046	20,205	18,877
3.50%, 6/1/2046	4,323	4,038
3.50%, 7/1/2046	3,466	3,238
3.50%, 10/1/2046	565,677	528,535
3.50%, 11/1/2046	29,093	27,183
3.50%, 2/1/2047	147,895	138,175
3.50%, 5/1/2047	2,574,105	2,405,582
3.50%, 7/1/2047	1,203,335	1,137,925
3.50%, 10/1/2047	5,956,054	5,545,316
3.50%, 11/1/2047	6,597,882	6,156,230
3.50%, 12/1/2047	7,005,518	6,578,750
3.50%, 1/1/2048	1,746,706	1,626,250
3.50%, 2/1/2048	2,231,592	2,078,122
3.50%, 6/1/2048	802,842	746,179
3.50%, 8/1/2048	103,337	96,043
3.50%, 9/1/2048	277,014	257,425
3.50%, 11/1/2048	667,819	623,409
3.50%, 3/1/2049	65,450	60,936
3.50%, 7/1/2049	1,319,026	1,219,380
3.50%, 8/1/2049	992,135	917,184
3.50%, 2/1/2050	4,883,253	4,550,469
3.50%, 6/1/2050	1,353,576	1,250,399
3.50%, 12/1/2051	2,257,888	2,074,938
3.50%, 4/1/2052	728,643	673,598
3.50%, 5/1/2052	2,350,240	2,179,852
3.50%, 6/1/2052	7,054,253	6,466,095
3.50%, 9/1/2052	521,032	482,653
4.00%, 1/1/2026	276	276
4.00%, 2/1/2026	663	660
4.00%, 3/1/2026	847	844
4.00%, 4/1/2026	2,043	2,035
4.00%, 12/1/2034	97,012	96,051
4.00%, 3/1/2037	233,340	229,906
4.00%, 1/1/2038	680,931	672,506
4.00%, 3/1/2038	274,935	269,833
4.00%, 6/1/2038	165,055	161,978
4.00%, 8/1/2039	140,877	137,308
4.00%, 9/1/2039	47,962	46,746
4.00%, 9/1/2040	1,307,922	1,274,364
4.00%, 12/1/2040	290,092	282,649
4.00%, 1/1/2041	61,742	60,157
4.00%, 3/1/2041	181,736	177,232

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2041	$157,634	$154,549
4.00%, 12/1/2041	166,639	162,510
4.00%, 1/1/2042	82,266	80,656
4.00%, 2/1/2042	34,888	33,857
4.00%, 9/1/2043	32,393	31,492
4.00%, 10/1/2043	175,881	170,991
4.00%, 12/1/2043	22,950	22,313
4.00%, 5/1/2044	482,650	470,267
4.00%, 6/1/2044	116,001	111,975
4.00%, 7/1/2044	743,918	722,532
4.00%, 9/1/2044	81,067	78,253
4.00%, 10/1/2044	163,695	158,070
4.00%, 12/1/2044	118,256	114,151
4.00%, 1/1/2045	376,827	365,681
4.00%, 2/1/2045	154,668	150,539
4.00%, 3/1/2045	144,174	139,127
4.00%, 5/1/2045	233,783	225,595
4.00%, 6/1/2045	295,991	285,717
4.00%, 7/1/2045	164,422	158,666
4.00%, 8/1/2045	59,756	57,807
4.00%, 9/1/2045	274,781	265,162
4.00%, 12/1/2045	128,703	124,198
4.00%, 1/1/2046	26,328	25,406
4.00%, 2/1/2046	46,187	44,569
4.00%, 3/1/2046	7,208	6,905
4.00%, 4/1/2046	145,235	139,109
4.00%, 5/1/2046	156,364	149,769
4.00%, 8/1/2046	15,345	14,749
4.00%, 9/1/2046	4,098	3,925
4.00%, 10/1/2046	865,276	843,835
4.00%, 11/1/2046	203,960	195,364
4.00%, 4/1/2047	1,944,785	1,864,254
4.00%, 7/1/2047	57,235	54,532
4.00%, 8/1/2047	220,781	211,716
4.00%, 9/1/2047	1,189,709	1,140,861
4.00%, 12/1/2047	2,361,410	2,264,454
4.00%, 1/1/2048	911,380	873,960
4.00%, 2/1/2048	380,509	364,885
4.00%, 5/1/2048	46,710	44,699
4.00%, 6/1/2048	1,786,577	1,709,639
4.00%, 7/1/2048	370,649	354,688
4.00%, 8/1/2048	567,541	543,100
4.00%, 9/1/2048	834,003	798,088
4.00%, 10/1/2048	2,250,865	2,172,071
4.00%, 11/1/2048	1,927,447	1,846,659
4.00%, 1/1/2049	1,483,844	1,439,956
4.00%, 3/1/2049	182,911	174,799
4.00%, 5/1/2049	532,156	508,555
4.00%, 6/1/2049	4,180,282	4,003,950
4.00%, 7/1/2049	627,793	599,950
4.00%, 8/1/2049	1,090,455	1,043,495
4.00%, 2/1/2050	475,580	454,488
4.00%, 7/1/2050	764,733	731,800
4.00%, 3/1/2051	4,708,453	4,499,633
4.00%, 7/1/2052	2,882,149	2,744,362
Security Description	Principal Amount	Value
4.00%, 8/1/2052	$8,598,770	$8,163,360
4.00%, 10/1/2052	14,614,750	13,827,493
4.00%, 11/1/2054	1,925,246	1,814,683
4.50%, 4/1/2031	42,091	42,266
4.50%, 10/1/2033	17,811	17,866
4.50%, 4/1/2039	112,667	112,717
4.50%, 7/1/2039	8,081	8,085
4.50%, 9/1/2039	28,021	28,034
4.50%, 11/1/2039	1,745,213	1,743,513
4.50%, 12/1/2039	5,396	5,398
4.50%, 4/1/2040	135,482	135,998
4.50%, 10/1/2040	102,404	102,794
4.50%, 11/1/2040	139,450	139,981
4.50%, 2/1/2041	159,205	158,836
4.50%, 5/1/2041	80,242	80,548
4.50%, 1/1/2042	311,309	310,587
4.50%, 9/1/2043	69,773	69,399
4.50%, 12/1/2043	203,315	202,225
4.50%, 1/1/2044	15,268	15,187
4.50%, 2/1/2044	75,175	74,772
4.50%, 6/1/2044	168,138	166,907
4.50%, 3/1/2046	361,801	362,747
4.50%, 9/1/2047	68,002	67,047
4.50%, 11/1/2047	564,275	556,351
4.50%, 1/1/2048	66,040	65,113
4.50%, 2/1/2048	1,780,882	1,755,935
4.50%, 4/1/2048	2,954,461	2,961,217
4.50%, 6/1/2048	1,741,807	1,717,349
4.50%, 8/1/2048	1,168,979	1,152,071
4.50%, 11/1/2048	957,740	943,859
4.50%, 12/1/2048	316,382	311,796
4.50%, 1/1/2049	639,194	629,930
4.50%, 5/1/2049	548,948	540,992
4.50%, 9/1/2049	45,818	45,053
4.50%, 3/1/2050	1,522,208	1,496,774
4.50%, 9/1/2050	2,780,358	2,740,060
4.50%, 8/1/2052	13,581,441	13,239,968
4.50%, 12/1/2052	733,748	714,960
4.50%, 2/1/2053	5,121,888	4,995,914
4.50%, 11/1/2054	2,451,484	2,378,375
5.00%, 11/1/2033	538	546
5.00%, 5/1/2034	18,001	18,309
5.00%, 7/1/2034	2,560	2,604
5.00%, 2/1/2035	9,909	10,078
5.00%, 7/1/2035	127,612	129,795
5.00%, 12/1/2039	21,741	22,169
5.00%, 1/1/2040	2,499	2,548
5.00%, 6/1/2040	10,766	10,982
5.00%, 7/1/2040	55,925	57,053
5.00%, 2/1/2041	1,938	1,977
5.00%, 5/1/2041	22,092	22,537
5.00%, 1/1/2042	215,286	219,626
5.00%, 3/1/2042	170,167	173,598
5.00%, 12/1/2043	39,405	40,179
5.00%, 7/1/2044	197,802	201,332

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2048	$218,191	$219,793
5.00%, 9/1/2048	561,995	567,284
5.00%, 8/1/2049	420,448	424,780
5.00%, 10/1/2049	425,045	429,433
5.00%, 10/1/2052	1,317,682	1,312,727
5.00%, 2/1/2053	181,570	180,911
5.00%, 4/1/2053	831,826	830,620
5.00%, 6/1/2053	7,452,201	7,418,527
5.00%, 10/1/2053	2,818,054	2,802,447
5.00%, 5/1/2054	3,120,661	3,097,971
5.00%, 11/1/2054	7,325,023	7,266,115
5.50%, 10/1/2034	13,092	13,573
5.50%, 2/1/2035	30,705	31,835
5.50%, 7/1/2035	60,417	62,728
5.50%, 12/1/2035	24,464	25,400
5.50%, 4/1/2036	27,928	28,997
5.50%, 9/1/2036	23,769	24,472
5.50%, 5/1/2037	11,236	11,674
5.50%, 6/1/2037	37,847	39,295
5.50%, 8/1/2037	177,194	183,720
5.50%, 4/1/2038	39,414	40,940
5.50%, 6/1/2038	21,854	22,700
5.50%, 12/1/2038	77,827	80,884
5.50%, 12/1/2039	101,889	105,838
5.50%, 9/1/2040	8,497	8,826
5.50%, 7/1/2041	105,954	110,112
5.50%, 5/1/2044	1,329,086	1,379,933
5.50%, 12/1/2052	1,445,676	1,476,234
5.50%, 2/1/2053	4,875,613	4,947,199
5.50%, 5/1/2053	6,313,740	6,391,973
5.50%, 7/1/2053	1,689,627	1,722,493
5.50%, 9/1/2053	14,603,526	14,750,850
5.50%, 10/1/2053	7,900,114	7,974,962
5.50%, 11/1/2053	1,193,040	1,206,167
5.50%, 8/1/2054	7,330,301	7,397,573
5.50%, 12/1/2054	7,503,623	7,570,161
5.50%, 2/1/2055	4,781,274	4,822,931
5.63%, 7/15/2037	675,000	745,000
6.00%, 7/1/2029	793	803
6.00%, 8/1/2029	84	84
6.00%, 3/1/2034	102,715	106,909
6.00%, 3/1/2035	33,276	34,901
6.00%, 5/1/2035	10,266	10,764
6.00%, 6/1/2035	38,683	40,565
6.00%, 2/1/2037	53,276	56,033
6.00%, 6/1/2037	29,812	31,446
6.00%, 8/1/2037	227,053	239,491
6.00%, 10/1/2039	84,086	88,692
6.00%, 4/1/2040	109,095	115,076
6.00%, 1/1/2053	1,836,723	1,883,866
6.00%, 2/1/2053	3,694,607	3,789,435
6.00%, 5/1/2053	3,269,463	3,346,277
6.00%, 7/1/2053	2,959,023	3,054,348
6.00%, 8/1/2053	1,887,357	1,932,479
6.00%, 5/1/2054	6,861,191	7,018,238
Security Description	Principal Amount	Value
6.00%, 8/1/2054	$13,376,042	$13,678,488
6.00%, 9/1/2054	4,738,118	4,844,813
6.25%, 5/15/2029 (a)	1,101,000	1,195,716
6.50%, 9/1/2031	5,797	6,076
6.50%, 7/1/2032	1,527	1,606
6.50%, 7/1/2036	5,881	6,299
6.50%, 10/1/2037	6,850	7,360
6.50%, 7/1/2053	1,664,916	1,721,355
6.50%, 11/1/2053	31,894	32,975
6.50%, 12/1/2053	1,608,759	1,663,295
6.50%, 6/1/2054	6,217,545	6,426,765
6.50%, 8/1/2054	7,544,317	7,798,183
6.50%, 9/1/2054	1,965,097	2,035,555
6.63%, 11/15/2030	1,067,000	1,206,345
7.00%, 9/1/2029	4,617	4,722
7.00%, 9/1/2031	29	30
7.00%, 10/1/2031	51	54
7.00%, 10/1/2032	486	513
7.00%, 11/1/2053	1,612,008	1,687,862
7.00%, 2/1/2054	1,326,209	1,388,614
7.13%, 1/15/2030	708,000	801,686
7.25%, 5/15/2030	677,000	776,826
7.50%, 3/1/2031	71	75
7.50%, 7/1/2031	23	23
2.00%, 10/1/2051	18,369,793	14,891,458
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	152,455	150,339
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	332,451	326,512
Series 2017-M14, Class A2, 2.90%, 11/25/2027 (d)	437,088	427,298
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	408,986	403,502
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	650,134	636,877
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	611,020	605,397
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,807,117	1,716,458
Series 2019-M22, Class A2, 2.52%, 8/25/2029	525,184	499,247
Series 2019-M5, Class A2, 3.27%, 2/25/2029	463,217	454,020
Series 2019-M9, Class A2, 2.94%, 6/25/2029	471,483	457,199
Series 2020-M14, Class A2, 1.78%, 5/25/2030	467,030	425,188
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,357,838
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	247,152
Series 2020-M8, Class A2, 1.82%, 2/25/2030	898,243	823,458

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	$1,600,000	$1,390,357
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	350,000	305,007
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (d)	100,000	86,446
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	800,000	694,921
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	2,700,000	2,774,488
Series 2017-M15, Class ATS2, VRN, 3.21%, 11/25/2027 (d)	570,488	562,534
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	81,011	79,538
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (d)	750,000	636,412
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (d)	61,250	53,685
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (d)	1,500,000	1,317,474
FREMF Mortgage Trust Series K533, Class A2, VRN, 4.23%, 12/25/2029 (d)	180,000	181,025
Government National Mortgage Association:
2.00%, 10/20/2050	1,366,671	1,131,823
2.00%, 12/20/2050	6,588,379	5,455,218
2.00%, 1/20/2051	13,405,091	11,098,460
2.00%, 2/20/2051	153,071	126,733
2.00%, 4/20/2051	8,510,596	7,045,910
2.00%, 5/20/2051	8,983,919	7,437,596
2.00%, 6/20/2051	14,327,215	11,860,914
2.00%, 9/20/2051	7,458,066	6,173,784
2.00%, 12/20/2051	9,927,047	8,217,016
2.00%, 1/20/2052	9,318,179	7,712,848
2.00%, 4/20/2052	6,409,419	5,304,344
2.00%, 5/20/2052	2,215,011	1,833,111
2.50%, 2/20/2043	815,271	729,046
2.50%, 12/20/2049	501,161	433,746
2.50%, 7/20/2050	2,263,301	1,952,627
2.50%, 8/20/2050	3,978,733	3,432,281
2.50%, 10/20/2050	6,061,964	5,228,458
2.50%, 11/20/2050	975,411	841,219
2.50%, 1/20/2051	1,948,067	1,679,761
2.50%, 3/20/2051	127,191	109,569
2.50%, 4/20/2051	8,943,728	7,704,210
2.50%, 6/20/2051	160,411	138,165
2.50%, 7/20/2051	10,218,349	8,800,758
2.50%, 8/20/2051	10,779,644	9,283,685
2.50%, 9/20/2051	13,072,000	11,257,310
2.50%, 10/20/2051	7,916,711	6,817,325
2.50%, 11/20/2051	11,797,819	10,158,920
Security Description	Principal Amount	Value
2.50%, 12/20/2051	$163,319	$140,632
2.50%, 3/20/2052	1,578,801	1,359,507
2.50%, 4/20/2052	4,618,368	3,976,881
2.50%, 5/20/2052	3,810,041	3,280,830
3.00%, 10/15/2042	160,165	146,656
3.00%, 10/20/2042	1,661,037	1,524,869
3.00%, 12/15/2042	263,322	241,129
3.00%, 12/20/2042	439,907	403,836
3.00%, 2/20/2043	462,719	424,776
3.00%, 3/15/2043	49,698	45,355
3.00%, 4/15/2043	93,357	85,199
3.00%, 4/20/2043	354,267	325,266
3.00%, 6/20/2043	241,676	221,892
3.00%, 11/20/2044	233,262	212,332
3.00%, 12/20/2044	89,309	81,295
3.00%, 3/20/2045	91,957	83,476
3.00%, 4/20/2045	148,564	135,333
3.00%, 6/15/2045	41,212	37,312
3.00%, 8/15/2045	53,918	48,815
3.00%, 8/20/2045	253,090	229,747
3.00%, 11/20/2045	54,589	49,554
3.00%, 12/20/2045	91,322	82,900
3.00%, 1/20/2046	125,620	114,034
3.00%, 2/20/2046	1,929,320	1,771,382
3.00%, 4/20/2046	221,192	200,204
3.00%, 5/20/2046	501,954	454,327
3.00%, 6/20/2046	1,423,399	1,288,341
3.00%, 9/20/2046	450,351	408,480
3.00%, 10/20/2046	1,618,583	1,465,005
3.00%, 11/20/2046	259,039	234,461
3.00%, 1/20/2047	457,292	413,902
3.00%, 2/20/2047	169,892	153,772
3.00%, 6/20/2047	152,300	138,009
3.00%, 7/20/2047	1,280,489	1,158,093
3.00%, 10/20/2047	884,559	800,008
3.00%, 11/20/2047	567,754	513,485
3.00%, 12/20/2047	525,797	475,538
3.00%, 1/20/2048	476,876	431,294
3.00%, 2/20/2048	542,452	490,601
3.00%, 3/20/2048	2,039,505	1,844,558
3.00%, 11/20/2049	3,361,161	3,015,217
3.00%, 12/20/2049	1,022,293	917,075
3.00%, 2/20/2050	880,036	789,120
3.00%, 6/20/2050	6,171,694	5,533,713
3.00%, 7/20/2050	6,500,950	5,826,132
3.00%, 12/20/2050	4,124,687	3,699,402
3.00%, 8/20/2051	6,861,760	6,137,217
3.00%, 9/20/2051	3,932,017	3,516,526
3.00%, 12/20/2051	7,085,400	6,330,613
3.00%, 3/20/2052	1,978,081	1,767,323
3.00%, 4/20/2052	4,744,395	4,238,896
3.00%, 6/20/2052	126,940	113,415
3.50%, 12/20/2041	383,066	360,435
3.50%, 2/15/2042	208,680	196,014
3.50%, 3/15/2042	19,869	18,663

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2042	$208,815	$196,686
3.50%, 10/20/2042	49,172	46,316
3.50%, 1/20/2043	906,042	853,416
3.50%, 4/15/2043	59,257	55,621
3.50%, 4/20/2043	217,681	205,038
3.50%, 7/20/2043	601,609	564,660
3.50%, 10/20/2043	101,605	95,365
3.50%, 11/20/2043	138,100	129,619
3.50%, 12/20/2043	40,392	37,911
3.50%, 1/15/2044	41,915	39,060
3.50%, 1/20/2044	81,800	76,776
3.50%, 3/20/2044	79,407	74,530
3.50%, 6/20/2044	3,107,436	2,902,412
3.50%, 9/20/2044	1,147,680	1,071,958
3.50%, 10/20/2044	138,070	128,960
3.50%, 12/20/2044	100,783	94,134
3.50%, 2/20/2045	76,462	71,417
3.50%, 3/20/2045	106,376	98,845
3.50%, 4/20/2045	564,976	524,950
3.50%, 5/20/2045	4,872	4,511
3.50%, 6/20/2045	526,097	488,854
3.50%, 9/20/2045	48,886	45,422
3.50%, 10/20/2045	2,214,419	2,057,656
3.50%, 11/20/2045	130,475	121,238
3.50%, 12/20/2045	67,509	62,730
3.50%, 1/20/2046	673,612	625,926
3.50%, 3/20/2046	437,357	406,396
3.50%, 4/20/2046	2,405,161	2,232,292
3.50%, 5/20/2046	409,451	380,022
3.50%, 6/20/2046	37,263	34,585
3.50%, 7/20/2046	49,777	46,199
3.50%, 8/20/2046	37,909	35,184
3.50%, 10/20/2046	233,438	216,660
3.50%, 11/20/2046	1,427,114	1,324,541
3.50%, 2/20/2047	1,059,094	982,973
3.50%, 3/20/2047	216,846	201,389
3.50%, 5/20/2047	320,021	297,211
3.50%, 6/20/2047	127,202	118,135
3.50%, 8/20/2047	189,059	175,583
3.50%, 9/20/2047	190,172	176,617
3.50%, 10/20/2047	160,382	148,950
3.50%, 11/20/2047	645,774	599,744
3.50%, 12/20/2047	2,466,945	2,291,104
3.50%, 1/20/2048	2,966,086	2,754,666
3.50%, 2/20/2048	774,894	719,660
3.50%, 3/20/2048	1,315,268	1,221,517
3.50%, 4/20/2048	780,763	725,111
3.50%, 6/20/2048	459,349	426,607
3.50%, 2/20/2049	190,283	175,983
3.50%, 5/20/2049	128,374	118,512
3.50%, 7/20/2049	42,457	39,195
3.50%, 8/20/2049	38,987	35,992
3.50%, 9/20/2049	632,267	583,695
3.50%, 12/20/2049	266,216	245,765
3.50%, 3/20/2050	1,800,801	1,662,460
Security Description	Principal Amount	Value
3.50%, 10/20/2050	$1,128,866	$1,042,145
3.50%, 2/20/2051	1,454,738	1,342,982
3.50%, 3/20/2051	282,777	261,053
3.50%, 6/20/2052	3,851,403	3,542,563
3.50%, 7/20/2052	2,611,779	2,401,940
3.50%, 10/20/2052	4,749,488	4,366,798
3.50%, 12/20/2052	5,246,952	4,825,394
4.00%, 4/15/2040	192,512	186,066
4.00%, 6/15/2040	11,111	10,739
4.00%, 7/15/2040	1,498	1,458
4.00%, 10/15/2040	10,736	10,377
4.00%, 11/15/2040	77,311	74,722
4.00%, 12/20/2040	117,929	114,008
4.00%, 8/15/2041	268,653	259,640
4.00%, 11/15/2041	38,525	37,233
4.00%, 3/20/2044	28,721	27,650
4.00%, 4/20/2044	147,564	142,062
4.00%, 6/20/2044	139,381	134,184
4.00%, 8/20/2044	148,718	143,173
4.00%, 9/20/2044	120,835	116,330
4.00%, 10/20/2044	173,942	167,456
4.00%, 12/20/2044	155,353	149,560
4.00%, 2/20/2045	111,321	107,170
4.00%, 5/15/2045	82,619	79,228
4.00%, 7/20/2045	706,246	679,720
4.00%, 8/20/2045	87,777	84,480
4.00%, 9/20/2045	1,638,873	1,577,318
4.00%, 10/20/2045	128,119	123,307
4.00%, 11/20/2045	539,069	518,822
4.00%, 1/20/2046	4,252	4,092
4.00%, 4/20/2046	77,942	75,015
4.00%, 5/20/2046	29,369	28,266
4.00%, 6/20/2046	10,457	10,040
4.00%, 9/20/2046	14,609	14,026
4.00%, 10/20/2046	55,584	53,366
4.00%, 2/20/2047	19,987	19,190
4.00%, 3/20/2047	219,848	211,079
4.00%, 4/20/2047	84,301	80,612
4.00%, 6/20/2047	615,054	588,141
4.00%, 7/20/2047	163,656	156,496
4.00%, 8/20/2047	279,302	267,203
4.00%, 9/20/2047	112,315	107,400
4.00%, 2/20/2048	811,127	775,635
4.00%, 3/20/2048	623,315	596,041
4.00%, 4/20/2048	2,182,401	2,085,257
4.00%, 6/20/2048	281,031	268,522
4.00%, 7/20/2048	180,880	172,828
4.00%, 8/20/2048	1,159,462	1,107,852
4.00%, 9/20/2048	306,020	292,399
4.00%, 5/20/2049	435,523	414,877
4.00%, 7/20/2049	1,833,370	1,746,458
4.00%, 5/20/2050	861,853	820,996
4.00%, 9/20/2052	3,600,632	3,419,872
4.00%, 10/20/2052	9,487,104	9,010,830
4.00%, 11/20/2052	5,179,583	4,919,556

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/15/2038	$315	$316
4.50%, 4/15/2039	1,130	1,128
4.50%, 6/15/2039	39,396	39,358
4.50%, 7/15/2039	31,996	31,960
4.50%, 2/15/2040	20,718	20,693
4.50%, 4/15/2040	153,318	153,014
4.50%, 5/20/2040	77,438	77,288
4.50%, 6/15/2040	85,161	84,992
4.50%, 8/15/2040	1,285	1,282
4.50%, 2/15/2041	15,194	15,163
4.50%, 3/15/2041	50,186	50,086
4.50%, 6/15/2041	42,184	42,098
4.50%, 9/20/2041	46,860	46,769
4.50%, 12/15/2041	23,668	23,620
4.50%, 1/15/2042	33,644	33,616
4.50%, 10/20/2043	27,257	27,070
4.50%, 4/20/2044	73,476	72,972
4.50%, 6/20/2044	62,316	61,889
4.50%, 11/20/2044	149,527	148,411
4.50%, 12/20/2044	48,322	47,961
4.50%, 7/20/2045	895,917	889,231
4.50%, 8/20/2045	74,522	73,965
4.50%, 9/20/2045	37,560	37,279
4.50%, 10/20/2045	139,537	138,495
4.50%, 4/20/2046	75,390	74,827
4.50%, 9/20/2047	55,544	54,867
4.50%, 11/20/2047	247,249	244,234
4.50%, 12/20/2047	212,775	210,180
4.50%, 1/20/2048	181,395	179,183
4.50%, 6/20/2048	441,438	435,392
4.50%, 7/20/2048	249,303	245,888
4.50%, 8/20/2048	734,265	724,207
4.50%, 9/20/2048	47,084	46,439
4.50%, 10/20/2048	362,645	357,678
4.50%, 12/20/2048	34,578	34,105
4.50%, 1/20/2049	724,629	714,703
4.50%, 7/20/2049	654,540	645,575
4.50%, 10/20/2052	3,727,705	3,640,235
4.50%, 12/20/2052	6,488,647	6,335,390
4.50%, 1/20/2053	5,444,313	5,314,883
4.50%, 3/20/2053	2,921,319	2,851,418
4.50%, 6/20/2053	2,831,779	2,760,822
4.50%, 2/20/2054	2,374,807	2,311,442
5.00%, 12/15/2038	46,746	47,778
5.00%, 4/15/2039	99,478	101,694
5.00%, 5/15/2039	15,007	15,306
5.00%, 8/15/2041	352,742	360,308
5.00%, 11/20/2041	271,722	277,552
5.00%, 5/20/2044	50,435	51,518
5.00%, 11/20/2044	48,292	49,336
5.00%, 1/20/2048	242,381	246,187
5.00%, 5/20/2048	269,512	272,311
5.00%, 7/20/2048	34,560	34,919
5.00%, 9/20/2048	191,006	192,613
5.00%, 11/20/2048	184,206	185,756
Security Description	Principal Amount	Value
5.00%, 1/20/2049	$447,691	$451,458
5.00%, 7/20/2049	84,848	85,561
5.00%, 1/20/2053	121,949	122,191
5.00%, 5/20/2053	9,245,014	9,245,412
5.00%, 7/20/2053	12,265,816	12,275,081
5.00%, 5/20/2054	2,800,242	2,789,680
5.00%, 7/20/2054	1,219,661	1,215,276
5.00%, 1/20/2055	7,838,013	7,798,439
5.50%, 6/15/2033	8,884	9,059
5.50%, 4/15/2037	560	582
5.50%, 6/15/2038	119,551	124,057
5.50%, 7/15/2038	55,532	57,959
5.50%, 8/15/2038	10,515	10,976
5.50%, 2/15/2039	15,922	16,619
5.50%, 5/20/2044	70,162	72,947
5.50%, 5/20/2053	4,616,516	4,675,311
5.50%, 7/20/2053	4,151,735	4,208,561
5.50%, 8/20/2053	4,852,189	4,912,172
5.50%, 5/20/2054	7,242,484	7,309,150
5.50%, 8/20/2054	4,555,861	4,597,104
5.50%, 9/20/2054	10,067,154	10,152,901
5.50%, 3/20/2055	6,877,656	6,932,405
6.00%, 10/15/2032	64	64
6.00%, 11/15/2032	3,515	3,592
6.00%, 9/15/2034	8,139	8,298
6.00%, 10/15/2036	128	135
6.00%, 8/15/2037	7,934	8,410
6.00%, 1/15/2038	7,539	7,895
6.00%, 4/15/2038	22,766	24,202
6.00%, 6/15/2041	36,863	39,111
6.00%, 12/20/2052	1,446,382	1,480,800
6.00%, 1/20/2053	853,044	873,198
6.00%, 9/20/2053	2,604,254	2,663,492
6.00%, 2/20/2054	4,554,349	4,657,945
6.00%, 6/20/2054	3,934,838	4,015,407
6.00%, 9/20/2054	7,137,511	7,272,111
6.00%, 2/20/2055	5,001,902	5,093,552
6.00%, 3/20/2055	4,218,225	4,295,516
6.50%, 7/15/2031	13,810	14,336
6.50%, 8/15/2031	1,805	1,836
6.50%, 1/20/2054	2,445,037	2,520,395
6.50%, 6/20/2054	5,940,849	6,110,887
6.50%, 3/20/2055	3,947,704	4,058,660
7.00%, 2/15/2028	287	290
7.00%, 6/15/2028	784	785
7.50%, 4/15/2027	1,068	1,069
7.50%, 7/15/2027	3,170	3,179
7.50%, 12/15/2027	723	725
7.50%, 10/15/2029	364	370
Government National Mortgage Association, TBA:
TBA, 4.00%, 10/20/2055	1,650,000	1,551,439
TBA, 4.50%, 10/20/2055	9,775,000	9,478,739
TBA, 5.00%, 10/20/2054	16,350,000	16,261,563
TBA, 5.50%, 10/20/2054	20,350,000	20,500,590

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TBA, 6.00%, 10/20/2054	$9,100,000	$9,255,974
TBA, 6.50%, 10/20/2054	5,175,000	5,314,777
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	743,637
3.88%, 8/1/2030	660,000	662,133
4.25%, 9/15/2052	250,000	213,790
4.25%, 9/15/2065	200,000	165,205
4.63%, 9/15/2060	400,000	357,109
4.65%, 6/15/2035	200,000	204,156
4.88%, 5/15/2035	650,000	671,634
5.25%, 9/15/2039	1,986,000	2,092,811
5.25%, 2/1/2055	400,000	399,962
5.38%, 4/1/2056	200,000	202,963
7.13%, 5/1/2030	252,000	286,893
Series A, 2.88%, 2/1/2027	220,000	217,473
Series B, 4.70%, 7/15/2033	1,769,000	1,824,541
Uniform Mortgage-Backed Security, TBA:
TBA, 4.00%, 10/1/2039	2,200,000	2,163,594
TBA, 4.50%, 10/1/2039	1,500,000	1,498,264
TBA, 4.50%, 10/1/2055	4,075,000	3,952,693
TBA, 5.00%, 10/1/2039	4,125,000	4,168,601
TBA, 5.00%, 10/1/2055	13,450,000	13,338,499
TBA, 5.50%, 10/1/2039	3,025,000	3,091,278
TBA, 5.50%, 10/1/2054	18,800,000	18,958,296
TBA, 6.00%, 10/1/2054	12,500,000	12,770,625
TBA, 6.50%, 10/1/2054	18,525,000	19,144,105
TBA, 7.00%, 10/1/2054	5,725,000	5,987,205
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,355,798,481)		2,195,330,965
U.S. TREASURY OBLIGATIONS — 44.9%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,710,800	6,184,566
1.13%, 8/15/2040	13,150,000	8,286,555
1.38%, 11/15/2040	16,092,200	10,492,617
1.38%, 8/15/2050	10,901,200	5,481,260
1.63%, 11/15/2050	5,575,600	2,991,658
1.75%, 8/15/2041	24,398,700	16,552,993
1.88%, 2/15/2041	19,924,300	13,999,934
1.88%, 2/15/2051	17,956,000	10,254,559
1.88%, 11/15/2051	22,142,800	12,527,981
2.00%, 11/15/2041	18,050,000	12,674,484
2.00%, 2/15/2050	10,921,900	6,530,955
2.00%, 8/15/2051	20,427,100	11,965,812
2.25%, 5/15/2041	26,395,400	19,553,217
2.25%, 2/15/2052	19,240,900	11,932,364
2.38%, 2/15/2042	14,500,000	10,741,328
2.38%, 5/15/2051	19,722,600	12,687,179
2.50%, 2/15/2045	3,699,000	2,649,409
2.50%, 2/15/2046	3,431,800	2,421,028
2.50%, 5/15/2046	7,000,000	4,919,688
2.75%, 11/15/2042	15,348,400	11,880,621
2.75%, 11/15/2047	6,613,400	4,779,215
Security Description	Principal Amount	Value
2.88%, 5/15/2043	$1,600,000	$1,253,000
2.88%, 8/15/2045	3,490,000	2,651,309
2.88%, 11/15/2046 (a)	4,864,700	3,640,924
2.88%, 5/15/2049	12,792,200	9,330,311
2.88%, 5/15/2052	16,315,500	11,640,090
3.00%, 11/15/2045	2,920,200	2,259,048
3.00%, 2/15/2047	8,127,300	6,203,416
3.00%, 5/15/2047	10,599,900	8,069,174
3.00%, 2/15/2048	5,774,900	4,360,050
3.00%, 8/15/2048	16,025,000	12,046,293
3.00%, 2/15/2049	16,236,100	12,156,780
3.00%, 8/15/2052	19,068,000	13,946,454
3.13%, 11/15/2041	2,518,000	2,096,628
3.13%, 2/15/2043	1,279,400	1,043,910
3.13%, 8/15/2044	7,078,000	5,666,824
3.13%, 5/15/2048	17,900,000	13,799,781
3.25%, 5/15/2042	24,997,000	21,001,386
3.38%, 8/15/2042	25,745,000	21,931,522
3.38%, 5/15/2044	2,759,200	2,301,776
3.38%, 11/15/2048	7,720,200	6,200,286
3.63%, 2/15/2053	21,105,000	17,447,899
3.63%, 5/15/2053	18,535,000	15,308,752
3.75%, 11/15/2043	3,790,600	3,355,866
3.88%, 2/15/2043	33,996,000	30,851,370
3.88%, 5/15/2043	22,176,000	20,086,605
4.00%, 11/15/2042	19,701,900	18,215,022
4.00%, 11/15/2052	16,364,100	14,479,672
4.13%, 8/15/2044	24,940,000	23,151,334
4.13%, 8/15/2053	12,458,000	11,260,864
4.25%, 11/15/2040	975,000	947,426
4.25%, 2/15/2054	22,639,000	20,898,627
4.25%, 8/15/2054	22,000,000	20,312,187
4.38%, 5/15/2040	5,700,000	5,639,438
4.38%, 8/15/2043	16,574,000	15,996,500
4.50%, 2/15/2044	18,300,000	17,896,828
4.50%, 11/15/2054	19,630,000	18,903,077
4.63%, 2/15/2040	5,670,000	5,768,339
4.63%, 5/15/2044	17,200,000	17,073,687
4.63%, 11/15/2044	14,500,000	14,368,594
4.63%, 5/15/2054	24,020,000	23,599,650
4.63%, 2/15/2055	32,000,000	31,460,000
4.75%, 2/15/2037	546,000	573,129
4.75%, 11/15/2043	20,496,100	20,713,871
4.75%, 2/15/2045	9,500,000	9,560,859
4.75%, 11/15/2053	25,250,000	25,293,398
4.75%, 5/15/2055	26,017,000	26,098,303
4.75%, 8/15/2055	8,000,000	8,028,750
4.88%, 8/15/2045	10,000,000	10,223,438
5.00%, 5/15/2045	20,500,000	21,294,375
5.25%, 2/15/2029	250,000	262,715
5.50%, 8/15/2028	452,000	474,459
6.50%, 11/15/2026	1,054,000	1,086,649
U.S. Treasury Notes:
0.38%, 9/30/2027	18,950,000	17,776,729
0.50%, 4/30/2027 (a)	8,322,000	7,923,454

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
0.50%, 5/31/2027	$3,500,000	$3,323,496
0.50%, 6/30/2027	15,750,000	14,919,434
0.50%, 8/31/2027	925,000	871,957
0.50%, 10/31/2027	9,100,000	8,536,227
0.63%, 12/31/2027	3,900,000	3,650,766
0.63%, 8/15/2030	16,407,000	14,145,910
0.75%, 1/31/2028	20,225,000	18,938,816
1.13%, 10/31/2026	10,500,000	10,213,301
1.13%, 2/28/2027	9,225,000	8,903,206
1.13%, 2/29/2028	12,350,000	11,645,664
1.13%, 8/31/2028 (a)	35,198,000	32,778,137
1.13%, 2/15/2031	24,236,000	21,179,992
1.25%, 12/31/2026	17,250,000	16,737,217
1.25%, 3/31/2028	20,200,000	19,065,328
1.25%, 4/30/2028	14,000,000	13,188,437
1.25%, 5/31/2028	7,750,000	7,285,606
1.25%, 6/30/2028	14,733,000	13,823,698
1.25%, 9/30/2028	5,000,000	4,663,672
1.25%, 8/15/2031	26,700,000	23,095,500
1.38%, 10/31/2028	1,000,000	934,453
1.38%, 12/31/2028	2,350,000	2,187,887
1.38%, 11/15/2031	11,000,000	9,521,875
1.50%, 1/31/2027	15,900,000	15,450,949
1.50%, 2/15/2030	5,000,000	4,559,375
1.63%, 10/31/2026	11,125,000	10,881,641
1.63%, 11/30/2026	9,100,000	8,886,363
1.63%, 8/15/2029	11,926,600	11,065,649
1.63%, 5/15/2031	26,006,000	23,157,530
1.75%, 12/31/2026	8,150,000	7,957,711
1.75%, 1/31/2029	20,521,200	19,307,564
1.88%, 2/28/2027	22,052,000	21,508,453
1.88%, 2/28/2029	18,000,000	16,979,062
1.88%, 2/15/2032	28,400,800	25,199,054
2.00%, 11/15/2026	4,188,100	4,109,246
2.25%, 2/15/2027	2,400,000	2,354,250
2.25%, 8/15/2027	8,174,800	7,972,027
2.25%, 11/15/2027	19,050,000	18,521,660
2.38%, 5/15/2027	14,780,000	14,483,245
2.38%, 3/31/2029	12,512,000	11,987,083
2.38%, 5/15/2029	8,352,800	7,989,323
2.50%, 3/31/2027	15,900,000	15,632,930
2.63%, 5/31/2027 (a)	13,709,000	13,481,945
2.63%, 2/15/2029	5,000,000	4,838,281
2.63%, 7/31/2029	22,435,800	21,594,457
2.75%, 4/30/2027	16,100,000	15,877,996
2.75%, 7/31/2027	17,601,600	17,326,575
2.75%, 2/15/2028	2,726,000	2,672,119
2.75%, 5/31/2029	18,451,300	17,871,814
2.75%, 8/15/2032	28,405,000	26,407,773
2.88%, 5/15/2028	500,000	490,664
2.88%, 8/15/2028 (a)	1,322,100	1,295,451
2.88%, 5/15/2032	26,823,500	25,218,281
3.13%, 8/31/2027	21,025,000	20,830,355
3.13%, 11/15/2028	6,653,000	6,551,646
3.13%, 8/31/2029	9,549,400	9,353,936
Security Description	Principal Amount	Value
3.25%, 6/30/2027	$17,500,000	$17,386,524
3.25%, 6/30/2029	9,922,700	9,774,635
3.38%, 9/15/2027 (a)	14,400,000	14,334,750
3.38%, 9/15/2028	40,000,000	39,728,125
3.38%, 5/15/2033	28,062,000	26,957,059
3.50%, 1/31/2028	25,320,000	25,252,744
3.50%, 4/30/2028	21,900,000	21,838,406
3.50%, 9/30/2029	21,756,500	21,605,224
3.50%, 1/31/2030	10,100,000	10,014,781
3.50%, 4/30/2030	14,525,000	14,386,559
3.50%, 2/15/2033	26,721,000	25,944,421
3.63%, 3/31/2028	10,543,000	10,546,295
3.63%, 5/31/2028	16,250,000	16,252,539
3.63%, 8/15/2028 (a)	4,100,000	4,100,320
3.63%, 8/31/2029	30,398,100	30,326,854
3.63%, 3/31/2030	10,310,000	10,268,116
3.63%, 8/31/2030	12,600,000	12,537,000
3.63%, 9/30/2031	13,450,000	13,293,434
3.75%, 4/30/2027	19,300,000	19,328,649
3.75%, 6/30/2027	41,014,000	41,089,299
3.75%, 8/15/2027 (a)	16,900,000	16,934,988
3.75%, 4/15/2028	20,000,000	20,062,500
3.75%, 5/15/2028	6,300,000	6,320,672
3.75%, 12/31/2028	5,500,000	5,517,617
3.75%, 5/31/2030	18,798,000	18,811,217
3.75%, 6/30/2030	15,468,600	15,475,851
3.75%, 12/31/2030	31,022,000	30,992,917
3.75%, 8/31/2031	11,000,000	10,950,156
3.88%, 3/31/2027	47,000,000	47,143,203
3.88%, 5/31/2027	14,700,000	14,751,105
3.88%, 7/31/2027	29,500,000	29,622,149
3.88%, 10/15/2027	11,750,000	11,808,750
3.88%, 11/30/2027	19,870,700	19,976,263
3.88%, 12/31/2027	22,300,000	22,421,953
3.88%, 3/15/2028	18,750,000	18,868,652
3.88%, 6/15/2028	6,000,000	6,039,375
3.88%, 7/15/2028	7,500,000	7,549,219
3.88%, 9/30/2029	15,514,300	15,620,961
3.88%, 11/30/2029	17,015,000	17,125,332
3.88%, 12/31/2029	19,548,000	19,674,757
3.88%, 4/30/2030 (a)	20,000,000	20,128,125
3.88%, 6/30/2030	23,272,000	23,415,632
3.88%, 7/31/2030 (a)	29,300,000	29,478,547
3.88%, 8/31/2032	20,000,000	19,943,750
3.88%, 8/15/2033	19,807,000	19,646,068
3.88%, 8/15/2034	34,800,000	34,272,562
4.00%, 1/15/2027	20,430,000	20,507,410
4.00%, 12/15/2027	20,600,000	20,770,594
4.00%, 2/29/2028	31,625,000	31,904,190
4.00%, 6/30/2028	16,645,000	16,808,849
4.00%, 1/31/2029	5,728,900	5,791,112
4.00%, 7/31/2029	12,212,400	12,348,835
4.00%, 10/31/2029	17,226,300	17,421,442
4.00%, 2/28/2030 (a)	22,950,000	23,218,945
4.00%, 3/31/2030	15,000,000	15,172,266

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/31/2030	$3,350,000	$3,389,520
4.00%, 7/31/2030	18,870,500	19,084,267
4.00%, 1/31/2031	21,170,000	21,393,277
4.00%, 4/30/2032	13,000,000	13,077,188
4.00%, 6/30/2032	7,250,000	7,288,516
4.00%, 7/31/2032	13,500,000	13,565,391
4.00%, 2/15/2034	32,025,000	31,944,937
4.13%, 10/31/2026	20,500,000	20,589,687
4.13%, 1/31/2027	20,300,000	20,410,223
4.13%, 2/15/2027	17,750,000	17,853,310
4.13%, 2/28/2027	40,000,000	40,242,188
4.13%, 9/30/2027	17,650,000	17,819,606
4.13%, 10/31/2027	16,672,800	16,842,133
4.13%, 11/15/2027	7,500,000	7,577,344
4.13%, 7/31/2028	19,550,000	19,809,648
4.13%, 3/31/2029	9,167,600	9,307,263
4.13%, 10/31/2029	25,137,200	25,539,788
4.13%, 11/30/2029	18,348,200	18,643,491
4.13%, 8/31/2030	17,412,000	17,704,467
4.13%, 3/31/2031	29,635,000	30,114,254
4.13%, 7/31/2031 (a)	42,496,700	43,147,431
4.13%, 10/31/2031	15,257,700	15,482,990
4.13%, 11/30/2031	16,250,000	16,482,324
4.13%, 2/29/2032	6,217,100	6,301,614
4.13%, 3/31/2032	12,000,000	12,161,250
4.13%, 5/31/2032	10,000,000	10,128,125
4.13%, 11/15/2032	15,074,000	15,248,293
4.25%, 11/30/2026	26,600,000	26,758,976
4.25%, 12/31/2026	28,750,000	28,936,426
4.25%, 3/15/2027	21,200,000	21,373,078
4.25%, 1/15/2028	19,000,000	19,259,766
4.25%, 2/15/2028	10,000,000	10,142,188
4.25%, 2/28/2029	18,550,000	18,903,609
4.25%, 6/30/2029 (a)	24,017,300	24,495,770
4.25%, 1/31/2030	21,250,000	21,701,562
4.25%, 2/28/2031	19,750,000	20,195,918
4.25%, 6/30/2031	8,882,700	9,077,009
4.25%, 11/15/2034	22,319,800	22,577,873
4.25%, 5/15/2035	38,600,000	38,961,875
4.25%, 8/15/2035	24,200,000	24,396,625
4.38%, 12/15/2026	15,265,000	15,384,258
4.38%, 7/15/2027	48,500,000	49,111,934
4.38%, 8/31/2028	21,450,000	21,887,379
4.38%, 11/30/2028	41,400,000	42,299,156
4.38%, 12/31/2029	8,000,000	8,208,125
4.38%, 11/30/2030	4,000,000	4,113,438
4.38%, 1/31/2032	15,595,400	16,027,929
4.38%, 5/15/2034 (a)	31,980,000	32,724,534
4.50%, 4/15/2027	18,250,000	18,475,986
4.50%, 5/15/2027	18,150,000	18,387,510
4.50%, 5/31/2029	13,408,300	13,785,408
4.50%, 12/31/2031	15,000,000	15,521,484
4.50%, 11/15/2033	26,308,800	27,204,943
4.63%, 10/15/2026	9,500,000	9,587,578
4.63%, 11/15/2026	16,450,000	16,611,287
Security Description	Principal Amount	Value
4.63%, 6/15/2027	$16,700,000	$16,966,156
4.63%, 9/30/2028	21,128,300	21,722,533
4.63%, 4/30/2029	11,050,000	11,403,082
4.63%, 9/30/2030	19,800,000	20,581,172
4.63%, 4/30/2031	11,000,000	11,452,031
4.63%, 5/31/2031	44,851,800	46,691,425
4.63%, 2/15/2035 (a)	32,550,000	33,831,656
4.88%, 10/31/2028 (a)	23,250,000	24,080,098
4.88%, 10/31/2030	19,859,000	20,876,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,052,567,756)		3,895,190,012
MUNICIPAL BONDS & NOTES — 0.5%
ARIZONA — 0.0% *
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	196,474
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	495,182
Series F-2, 6.26%, 4/1/2049	235,000	248,355
Series S1, 7.04%, 4/1/2050	280,000	321,682
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	117,884
Series B, 2.94%, 11/1/2052	625,000	423,066
Series B, 2.98%, 11/1/2051	285,000	197,963
Series B, 3.90%, 11/1/2047	100,000	84,607
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty, Inc., 4.24%, 5/15/2048 (e)	250,000	217,204
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	214,127
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	236,372
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	193,824
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	221,769
Series A, 3.12%, 6/1/2038	650,000	545,096
Series A-1, 4.21%, 6/1/2050	200,000	148,219
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	159,790
6.60%, 7/1/2050	280,000	297,993
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	115,774

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series N, 3.26%, 5/15/2060	$150,000	$96,273
Series N, 3.71%, 5/15/2120	150,000	96,532
Series H, 6.55%, 5/15/2048	310,000	334,253
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	337,734
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	292,426
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty, Inc., 3.49%, 1/15/2050 (e)	200,000	152,810
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	301,168
2.50%, 10/1/2029	200,000	190,082
Series A, 3.05%, 4/1/2029	265,000	259,024
3.50%, 4/1/2028	400,000	398,320
4.50%, 4/1/2033	240,000	240,293
4.60%, 4/1/2038	540,000	550,702
5.13%, 3/1/2038	100,000	101,457
5.75%, 10/1/2031	500,000	542,916
5.88%, 10/1/2041	1,000,000	1,042,732
7.35%, 11/1/2039	370,000	434,806
7.50%, 4/1/2034	320,000	375,465
7.55%, 4/1/2039	302,000	368,475
7.63%, 3/1/2040	160,000	194,049
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	390,000	375,682
Series BG, 1.61%, 5/15/2030	390,000	352,865
Series BD, 3.35%, 7/1/2029	680,000	670,366
Series AQ, 4.77%, 5/15/2115	75,000	62,438
Series AD, 4.86%, 5/15/2112	650,000	551,497
		12,561,272
COLORADO — 0.0% *
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	51,090
CONNECTICUT — 0.0% *
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	100,599
FLORIDA — 0.0% *
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	295,494
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	573,903
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	155,192
Security Description	Principal Amount	Value
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	$685,000	$659,531
Series A, 2.15%, 7/1/2030	150,000	137,226
Series A, 5.53%, 7/1/2034	500,000	520,936
		2,342,282
GEORGIA — 0.0% *
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	209,348
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	162,000	177,539
6.66%, 4/1/2057	207,000	225,232
Series A, 7.06%, 4/1/2057	404,000	454,587
		1,066,706
IDAHO — 0.0% *
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	59,779
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	440,395
Series B, 6.40%, 1/1/2040	400,000	447,204
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	333,188	372,266
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	168,518
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	350,862
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	319,376
Series B, 3.59%, 1/1/2043	275,000	236,617
Series B, 3.82%, 1/1/2048	100,000	81,574
Series A, 4.64%, 1/1/2040	95,000	93,327
Series A, 4.79%, 1/1/2048	100,000	93,369
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	959,804	976,393
7.35%, 7/1/2035	650,000	708,667
		4,288,568
INDIANA — 0.0% *
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	91,704

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.0% *
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (e)	$100,000	$71,112
Series H, 4.93%, 4/15/2045	90,000	89,084
		160,196
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 4.48%, 8/1/2039	265,000	257,060
Series A1, 5.05%, 12/1/2034	250,000	259,317
Series 2023-ELL, Class A1, 5.08%, 6/1/2031	138,315	140,762
		657,139
MARYLAND — 0.0% *
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	284,344
Series D, 3.20%, 7/1/2050	276,000	188,968
		473,312
MASSACHUSETTS — 0.0% *
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	131,045
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	51,860
4.91%, 5/1/2029	135,000	137,934
5.46%, 12/1/2039	410,000	420,051
		740,890
MICHIGAN — 0.0% *
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	118,092
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	184,806
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,652
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	452,818
Series B, 2.56%, 4/1/2050	500,000	317,456
Series C, 3.60%, 4/1/2047	395,000	334,281
		1,434,105
Security Description	Principal Amount	Value
MINNESOTA — 0.0% *
University of Minnesota Revenue, MN 4.05%, 4/1/2052	$275,000	$224,792
MISSISSIPPI — 0.0% *
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	102,941
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	214,704
NEBRASKA — 0.0% *
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	105,220
NEVADA — 0.0% *
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	129,111
NEW HAMPSHIRE — 0.0% *
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	140,101
NEW JERSEY — 0.0% *
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (e)	553,000	581,342
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	260,815
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	388,090
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	147,492
Series P, 3.92%, 5/1/2119	250,000	170,515
Series H, 5.67%, 5/1/2040	205,000	213,541
		1,761,795
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	200,000	191,169
Series D-1, 5.11%, 10/1/2054	160,000	152,886
Series B-2, 5.26%, 10/1/2052	220,000	213,661
5.52%, 10/1/2037	325,000	333,426
Series B-1, 5.83%, 10/1/2053	285,000	298,373

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	$30,000	$27,685
6.67%, 11/15/2039	295,000	323,347
Series E, 6.81%, 11/15/2040	65,000	72,122
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	159,932
Series GG, 5.72%, 6/15/2042	215,000	218,880
Series AA-2, 5.75%, 6/15/2041	195,000	199,375
Series EE, 6.01%, 6/15/2042	300,000	314,761
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	139,096
Series F, 5.63%, 3/15/2039	200,000	207,611
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	170,396
3.18%, 7/15/2060	395,000	258,811
Series 215, 3.29%, 8/1/2069	700,000	453,643
Series 210, 4.03%, 9/1/2048	410,000	339,326
Series 201, 4.23%, 10/15/2057	125,000	103,680
4.46%, 10/1/2062	100,000	85,346
Series 192, 4.81%, 10/15/2065	150,000	136,666
4.93%, 10/1/2051	220,000	206,605
5.65%, 11/1/2040	575,000	612,812
		5,219,609
NORTH CAROLINA — 0.0% *
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	87,015
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	53,412
Series B, 8.08%, 2/15/2050	215,000	276,072
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	66,870
Series B, 3.99%, 1/1/2029	230,000	230,364
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	348,750
		975,468
OKLAHOMA — 0.0% *
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	97,684
Series A-2, 4.85%, 2/1/2045	100,000	99,404
Security Description	Principal Amount	Value
Series A-3, 5.09%, 2/1/2052	$155,000	$153,078
		350,166
OREGON — 0.0% *
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (e)	85,967	87,922
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	237,912
		325,834
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	193,729
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	191,677
Series D, 2.84%, 9/1/2050	250,000	169,254
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	323,523
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	106,000	108,070
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	130,107
		1,116,360
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	31,283
Series A, 3.35%, 8/15/2047	275,000	209,548
Series C, 4.79%, 8/15/2046	200,000	190,615
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	600,869
Series A, 6.29%, 3/1/2032	70,000	74,560
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	141,369
Series C, 5.99%, 2/1/2039	530,000	562,464
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	120,212
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	253,669

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	$350,000	$255,317
Series C, 2.92%, 11/1/2050	40,000	28,292
Series A, 2.99%, 11/1/2038	310,000	268,145
Series C, 3.09%, 11/1/2040	305,000	249,348
Series A, 3.14%, 11/1/2045	100,000	76,837
Series A, 4.51%, 11/1/2051	300,000	263,518
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	285,368
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	83,543
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	131,519
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	191,965
5.52%, 4/1/2039	330,000	342,906
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	168,380
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	297,008
		4,826,735
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	112,095
Series A, 3.23%, 9/1/2119	360,000	212,006
		324,101
WISCONSIN — 0.0% *
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	451,226
TOTAL MUNICIPAL BONDS & NOTES (Cost $44,251,528)		40,579,294
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	196,804
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	294,313	288,170
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	250,679
Security Description	Principal Amount	Value
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	$390,000	$388,812
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	285,797
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	401,403
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	479,322
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,821
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	942,164
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	556,117
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	265,708
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	875,235
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (d)	500,000	454,261
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	892,368
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (d)	750,000	681,000
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (d)	1,000,000	1,066,126
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	486,335
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	476,204
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	665,748
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	500,000	451,028
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (d)	600,000	635,753
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	242,873
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	126,008
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	169,328
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,408,457

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	$498,604	$453,136
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	686,197
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	347,138
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	298,625
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	943,920
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	337,249
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	371,297
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	323,749
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	440,463
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	440,625
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	535,671
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	581,131
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	446,598
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (d)	1,000,000	891,838
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	262,046
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	243,967
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	371,040
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,038,253
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	835,697
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (d)	315,000	331,739
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,394,070
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	486,339
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	705,136
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	278,715
Security Description	Principal Amount	Value
COMM Mortgage Trust:
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	$204,235	$201,231
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	640,321
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	968,465
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	467,925
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	490,532
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	489,745
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	496,386
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	497,247
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	936,725
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,987,719
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	902,911
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	350,000	350,669
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,984,760
Series K-156, Class A2, 4.43%, 2/25/2033 (d)	489,947	493,354
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	151,717
Series K-160, Class A2, 4.50%, 8/25/2033 (d)	1,000,000	1,009,571
Series K-161, Class A2, 4.90%, 10/25/2033 (d)	1,425,000	1,474,559
Series K508, Class A2, 4.74%, 8/25/2028 (d)	1,500,000	1,527,447
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,437,492
Series K512, Class A2, 5.00%, 11/25/2028	249,946	256,516
Series K513, Class A2, 4.72%, 12/25/2028 (d)	875,000	892,123
Series K518, Class A2, 5.40%, 1/25/2029	750,000	779,378

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K751, Class A2, 4.41%, 3/25/2030	$1,000,000	$1,013,071
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	906,304
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	492,652
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	491,925
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	946,087
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	788,089
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	489,461
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	551,285
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	736,868
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	736,264
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	476,172
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	448,205
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (d)	500,000	443,729
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	318,961
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	493,208
Series 2018-C14, Class A3, 4.18%, 12/15/2051	738,242	734,048
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	298,734
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	314,749	307,195
Wells Fargo Commercial Mortgage Trust:
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	491,852
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	492,677
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	294,673
Series 2017-C42, Class A3, 3.33%, 12/15/2050	423,282	415,711
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	497,955
Security Description	Principal Amount	Value
Series 2019-C49, Class A5, 4.02%, 3/15/2052	$800,000	$790,839
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	170,655
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	943,715
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	759,500
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	136,892
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	630,221
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,477,769)		61,510,901
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	47,159
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,126,764
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	865,613	912,882
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	231,714
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	832,029
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	964,461	996,023
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058	383,333	401,760
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	50,035
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	500,000	561,781
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	173,876
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	316,170
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	177,541
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (d)	400,000	421,608
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	560,510	554,064

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (d)	$1,000,000	$1,056,128
Series 2025-V15, Class A3, 5.80%, 6/15/2058	800,000	842,489
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,615,375
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (d)	500,000	532,367
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	251,027
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,058,101
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (d)	175,000	182,367
Series 2025-C12, Class A5, VRN, 5.87%, 6/15/2058 (d)	327,273	351,249
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	146,211
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049	89,000	87,961
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4, 3.60%, 12/15/2049	150,000	147,742
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (d)	388,889	420,376
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,966
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	93,241
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,000,000	1,060,560
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,228,732)		15,683,566
Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	214,671,049	214,671,049
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	177,938,941	$177,938,941
TOTAL SHORT-TERM INVESTMENTS (Cost $392,609,990)		392,609,990
TOTAL INVESTMENTS — 103.4% (Cost $9,339,191,719)		8,971,071,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(294,868,591)
NET ASSETS — 100.0%		$8,676,203,127
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	When-issued security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	0.0% *
Assured Guaranty, Inc.	0.0% *
Build America Mutual Assurance Corp.	0.0% *
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,081,982,594	$—	$2,081,982,594
Asset-Backed Securities	—	27,024,098	—	27,024,098
Foreign Government Obligations	—	261,160,298	—	261,160,298
U.S. Government Agency Obligations	—	2,195,330,965	—	2,195,330,965
U.S. Treasury Obligations	—	3,895,190,012	—	3,895,190,012
Municipal Bonds & Notes	—	40,579,294	—	40,579,294
Mortgage-Backed Securities	—	61,510,901	—	61,510,901
Commercial Mortgage Backed Securities	—	15,683,566	—	15,683,566
Short-Term Investments	392,609,990	—	—	392,609,990
TOTAL INVESTMENTS	$392,609,990	$8,578,461,728	$—	$8,971,071,718

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	259,816,877	$259,816,877	$363,990,467	$409,136,295	$—	$—	214,671,049	$214,671,049	$1,640,895
State Street Navigator Securities Lending Portfolio II	201,362,794	201,362,794	515,247,269	538,671,122	—	—	177,938,941	177,938,941	126,684
Total		$461,179,671	$879,237,736	$947,807,417	$—	$—		$392,609,990	$1,767,579
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
2.70%, 2/1/2027	$700,000	$686,147
3.25%, 2/1/2028	230,000	224,781
3.63%, 3/1/2048	150,000	108,419
3.75%, 2/1/2050	800,000	590,504
3.85%, 11/1/2048	484,000	360,299
3.90%, 5/1/2049	1,115,000	839,673
5.04%, 5/1/2027	100,000	101,108
5.15%, 5/1/2030	1,000,000	1,026,260
5.71%, 5/1/2040	721,000	735,845
5.81%, 5/1/2050	1,500,000	1,498,710
5.93%, 5/1/2060	800,000	801,008
6.30%, 5/1/2029	943,000	1,001,042
6.86%, 5/1/2054	500,000	570,390
7.01%, 5/1/2064 (a)	790,000	914,780
Embraer Netherlands Finance BV:
5.40%, 1/9/2038 (b)	115,000	114,480
5.98%, 2/11/2035 (a)	1,000,000	1,059,510
GE Capital Funding LLC 4.55%, 5/15/2032	275,000	277,987
General Dynamics Corp.:
2.63%, 11/15/2027	180,000	175,520
2.85%, 6/1/2041	950,000	712,661
4.25%, 4/1/2040	128,000	117,030
General Electric Co.:
4.30%, 7/29/2030	1,000,000	1,006,060
4.90%, 1/29/2036	70,000	70,944
Series MTN, 5.88%, 1/14/2038 (a)	700,000	761,824
Series MTN, 6.75%, 3/15/2032	164,000	186,593
HEICO Corp. 5.35%, 8/1/2033	607,000	629,599
Hexcel Corp.:
4.20%, 2/15/2027	100,000	99,363
5.88%, 2/26/2035	330,000	345,329
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	334,000	341,966
6.75%, 1/15/2028	59,000	62,408
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	375,000	355,965
3.85%, 12/15/2026	100,000	99,715
4.40%, 6/15/2028	700,000	704,362
5.05%, 6/1/2029	86,000	88,366
5.40%, 7/31/2033	434,000	452,115
5.60%, 7/31/2053 (a)	285,000	286,066
6.15%, 12/15/2040	499,000	541,490
Lockheed Martin Corp.:
2.80%, 6/15/2050	100,000	64,836
3.80%, 3/1/2045	413,000	337,442
4.07%, 12/15/2042	280,000	241,592
Security Description	Principal Amount	Value
4.09%, 9/15/2052	$200,000	$161,582
4.15%, 8/15/2028	500,000	502,835
4.15%, 6/15/2053	1,015,000	824,698
4.30%, 6/15/2062	105,000	84,641
4.40%, 8/15/2030	500,000	504,300
4.70%, 5/15/2046	650,000	596,563
5.20%, 2/15/2055 (a)	150,000	144,168
5.20%, 2/15/2064	395,000	372,509
5.25%, 1/15/2033	156,000	163,905
5.70%, 11/15/2054 (a)	300,000	309,399
5.72%, 6/1/2040	262,000	277,096
Northrop Grumman Corp.:
4.75%, 6/1/2043	609,000	564,452
4.90%, 6/1/2034	2,295,000	2,327,061
4.95%, 3/15/2053	75,000	68,833
5.15%, 5/1/2040	200,000	199,234
5.25%, 7/15/2035	100,000	103,434
5.25%, 5/1/2050 (a)	400,000	384,996
RTX Corp.:
2.38%, 3/15/2032	300,000	265,173
3.13%, 7/1/2050	388,000	264,216
4.15%, 5/15/2045	881,000	742,665
4.35%, 4/15/2047	305,000	260,900
4.50%, 6/1/2042	900,000	813,672
4.63%, 11/16/2048	119,000	105,289
4.70%, 12/15/2041	20,000	18,703
4.80%, 12/15/2043	895,000	830,578
4.88%, 10/15/2040	333,000	320,799
5.15%, 2/27/2033	376,000	389,517
5.38%, 2/27/2053	200,000	195,220
5.75%, 11/8/2026	150,000	152,459
6.05%, 6/1/2036	79,000	86,421
6.10%, 3/15/2034	898,000	982,843
6.40%, 3/15/2054	700,000	782,929
7.50%, 9/15/2029	55,000	61,481
		32,454,760
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	100,000	88,014
3.40%, 5/6/2030	373,000	358,259
3.40%, 2/4/2041	220,000	170,579
3.70%, 2/4/2051	346,000	249,456
3.88%, 9/16/2046	920,000	703,570
4.25%, 8/9/2042	809,000	680,021
4.50%, 8/6/2030	250,000	250,842
4.50%, 5/2/2043	1,187,000	1,021,853
5.25%, 8/6/2035 (a)	200,000	202,186
5.80%, 2/14/2039	150,000	155,509
5.95%, 2/14/2049 (a)	139,000	142,178
6.88%, 11/1/2033	1,105,000	1,248,661
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,100,000	1,004,861
4.50%, 8/15/2033	79,000	78,648
5.94%, 10/1/2032	314,000	341,616

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp.:
3.73%, 9/25/2040	$789,000	$636,068
4.63%, 3/22/2033	420,000	415,632
4.70%, 4/2/2027	440,000	443,032
5.35%, 8/15/2032	140,000	144,822
6.00%, 2/20/2034	1,100,000	1,173,997
6.25%, 8/15/2055 (a)	600,000	627,816
6.42%, 8/2/2033	258,000	283,101
7.08%, 8/2/2043	3,046,000	3,436,253
BAT International Finance PLC 5.93%, 2/2/2029	300,000	315,069
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	180,000	165,020
4.10%, 1/7/2028	275,000	275,275
4.55%, 8/4/2030	568,000	572,044
5.15%, 8/4/2035	250,000	252,845
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (c)	100,000	105,087
Philip Morris International, Inc.:
2.10%, 5/1/2030	640,000	583,232
3.13%, 8/17/2027	1,000	985
3.38%, 8/15/2029	700,000	680,099
3.88%, 8/21/2042	200,000	165,766
4.13%, 4/28/2028	155,000	155,285
4.38%, 11/1/2027	570,000	574,053
4.38%, 11/15/2041	210,000	187,713
4.50%, 3/20/2042	412,000	371,245
4.88%, 2/15/2028	1,605,000	1,633,473
5.13%, 11/17/2027	770,000	786,609
5.13%, 2/15/2030	373,000	385,484
5.13%, 2/13/2031	165,000	170,694
5.25%, 2/13/2034	784,000	809,339
5.38%, 2/15/2033	968,000	1,011,192
5.50%, 9/7/2030	177,000	186,138
5.63%, 11/17/2029	100,000	105,291
5.63%, 9/7/2033	419,000	443,696
Reynolds American, Inc. 7.25%, 6/15/2037	284,000	326,430
		24,119,038
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	201,026	193,270
Series 2019-1, Class AA, 3.15%, 8/15/2033	99,623	92,781
Series 2016-2, Class AA, 3.20%, 12/15/2029	349,632	338,101
Series 2015-1, Class A, 3.38%, 11/1/2028	213,795	209,405
Series 2016-1, Class AA, 3.58%, 7/15/2029	904,229	884,029
Security Description	Principal Amount	Value
Series 2015-2, Class AA, 3.60%, 3/22/2029	$164,974	$161,584
Series 2017-1, Class AA, 3.65%, 8/15/2030	103,469	100,601
Series 2014-1, Class A, 3.70%, 4/1/2028	230,308	228,028
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	37,835	36,313
Delta Air Lines, Inc.:
4.95%, 7/10/2028	500,000	506,040
5.25%, 7/10/2030	1,100,000	1,122,814
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	318,411	281,669
Series 2020-1, Class A, 4.00%, 5/15/2034	492,462	463,264
Southwest Airlines Co.:
2.63%, 2/10/2030	328,000	302,531
3.00%, 11/15/2026	250,000	246,435
5.13%, 6/15/2027	435,000	440,372
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	62,362	59,449
Series 2016-1, Class AA, 3.10%, 1/7/2030	41,029	39,644
Series 2018-1, Class AA, 3.50%, 9/1/2031	150,938	144,966
Series 2019-1, Class AA, 4.15%, 2/25/2033	95,169	92,377
Series 2024-1, Class AA, 5.45%, 8/15/2038	96,552	99,005
Series 2023-1, Class A, 5.80%, 7/15/2037	984,284	1,014,551
Series 2020-1, Class A, 5.88%, 4/15/2029	27,658	28,282
Series 2024-1, Class A, 5.88%, 8/15/2038	961,659	980,344
		8,065,855
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	200,000	196,778
3.38%, 3/27/2050	250,000	181,670
3.63%, 5/1/2043	74,000	59,700
3.88%, 11/1/2045	144,000	117,184
PVH Corp. 5.50%, 6/13/2030	250,000	254,850
Ralph Lauren Corp. 5.00%, 6/15/2032	300,000	307,335
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	122,000	110,614
5.50%, 3/11/2035	608,000	621,376
		1,849,507

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	$160,000	$152,046
Series GMTN, 3.50%, 2/15/2028	100,000	98,636
4.25%, 9/1/2028 (a)	250,000	250,578
Series GMTN, 4.40%, 10/5/2026	200,000	200,574
Series GMTN, 4.50%, 9/4/2030	250,000	250,380
4.55%, 7/9/2027	210,000	211,680
4.60%, 4/17/2030	200,000	201,734
4.80%, 3/5/2030	150,000	152,616
Series GMTN, 5.05%, 7/10/2031	150,000	154,013
5.15%, 7/9/2032	1,200,000	1,228,632
5.20%, 3/5/2035 (a)	410,000	416,088
5.65%, 11/15/2028	928,000	967,421
Cummins, Inc.:
2.60%, 9/1/2050 (a)	684,000	422,691
4.70%, 2/15/2031	150,000	152,720
5.30%, 5/9/2035 (a)	250,000	258,015
5.45%, 2/20/2054 (a)	568,000	565,285
Ford Motor Co.:
3.25%, 2/12/2032	1,000,000	873,360
4.75%, 1/15/2043	400,000	318,940
7.40%, 11/1/2046	150,000	162,461
Ford Motor Credit Co. LLC:
2.90%, 2/10/2029	207,000	191,775
3.63%, 6/17/2031	135,000	122,645
3.82%, 11/2/2027	693,000	676,125
4.00%, 11/13/2030 (a)	200,000	185,858
4.13%, 8/17/2027	369,000	363,007
5.11%, 5/3/2029	748,000	742,749
5.30%, 9/6/2029	35,000	34,906
5.80%, 3/8/2029	770,000	781,496
5.85%, 5/17/2027	1,612,000	1,632,360
5.88%, 11/7/2029	992,000	1,009,241
5.92%, 3/20/2028	200,000	203,450
6.05%, 3/5/2031	89,000	91,097
6.05%, 11/5/2031	900,000	919,431
6.13%, 3/8/2034	550,000	552,695
6.50%, 2/7/2035 (a)	400,000	410,840
6.53%, 3/19/2032 (a)	115,000	119,725
6.80%, 5/12/2028	500,000	519,170
7.12%, 11/7/2033	810,000	866,084
7.20%, 6/10/2030 (a)	172,000	183,827
7.35%, 11/4/2027	628,000	655,023
7.35%, 3/6/2030	460,000	492,301
General Motors Co.:
5.20%, 4/1/2045	310,000	278,861
5.40%, 10/15/2029 (a)	194,000	200,386
5.60%, 10/15/2032 (a)	100,000	103,801
5.63%, 4/15/2030 (a)	922,000	956,179
Security Description	Principal Amount	Value
5.95%, 4/1/2049	$949,000	$924,867
6.25%, 4/15/2035	200,000	210,370
6.60%, 4/1/2036	613,000	661,145
6.75%, 4/1/2046	531,000	568,308
6.80%, 10/1/2027	200,000	208,766
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	400,000	354,380
3.10%, 1/12/2032	100,000	90,068
4.00%, 10/6/2026 (a)	1,519,000	1,515,521
4.30%, 4/6/2029	100,000	99,217
5.00%, 4/9/2027	200,000	201,858
5.05%, 4/4/2028	200,000	203,228
5.35%, 1/7/2030 (a)	1,040,000	1,065,324
5.45%, 7/15/2030	1,200,000	1,236,324
5.63%, 4/4/2032 (a)	350,000	361,354
5.65%, 1/17/2029 (a)	582,000	601,759
5.80%, 6/23/2028	300,000	310,824
5.90%, 1/7/2035 (a)	70,000	72,169
6.00%, 1/9/2028 (a)	250,000	258,930
6.10%, 1/7/2034 (a)	1,523,000	1,601,968
6.40%, 1/9/2033 (a)	710,000	760,161
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	100,000	97,798
4.44%, 7/8/2028	420,000	422,453
4.69%, 7/8/2030	352,000	355,059
5.34%, 7/8/2035	1,000,000	1,018,990
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,031,000	1,227,808
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	200,000	195,130
4.00%, 8/8/2028	425,000	426,305
4.55%, 5/8/2030	750,000	763,275
Toyota Motor Corp.:
4.19%, 6/30/2027	30,000	30,141
4.45%, 6/30/2030	50,000	50,526
5.12%, 7/13/2033 (a)	467,000	487,184
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	79,000	75,214
Series MTN, 1.65%, 1/10/2031	126,000	110,363
Series MTN, 2.40%, 1/13/2032	34,000	30,317
Series MTN, 3.05%, 3/22/2027	300,000	296,376
4.05%, 9/5/2028	645,000	646,767
Series MTN, 4.35%, 10/8/2027	1,900,000	1,915,618
Series MTN, 4.55%, 9/20/2027 (a)	150,000	151,778
4.60%, 1/8/2027 (a)	200,000	201,642
4.65%, 9/3/2032	1,100,000	1,108,481
4.95%, 1/9/2030	490,000	504,685

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 3/19/2027	$90,000	$91,390
5.10%, 3/21/2031	200,000	207,462
5.35%, 1/9/2035 (a)	100,000	104,509
5.40%, 11/20/2026 (a)	229,000	232,618
		41,389,332
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (a)	567,000	359,813
3.25%, 3/1/2032 (a)	277,000	254,535
4.15%, 5/1/2052	175,000	132,338
5.40%, 3/15/2049 (a)	300,000	274,179
5.75%, 9/13/2054	220,000	209,900
BorgWarner, Inc. 4.38%, 3/15/2045	300,000	255,459
Lear Corp. 5.25%, 5/15/2049 (a)	801,000	721,357
Magna International, Inc.:
2.45%, 6/15/2030 (a)	250,000	230,395
5.50%, 3/21/2033 (a)	537,000	557,782
5.88%, 6/1/2035	90,000	94,807
		3,090,565
BANKS — 21.3%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (d)	334,000	346,128
Australia & New Zealand Banking Group Ltd.:
Series A, 4.36%, 6/18/2028	723,000	730,483
Series MTN, 4.42%, 12/16/2026	100,000	100,559
4.75%, 1/18/2027	215,000	217,328
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (d)	1,100,000	1,171,412
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (d)	640,000	742,989
Banco Santander SA:
3.80%, 2/23/2028	375,000	371,449
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	1,950,000	1,947,153
4.38%, 4/12/2028	1,750,000	1,755,687
5.29%, 8/18/2027	600,000	611,658
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	200,000	203,526
6.03%, 1/17/2035	400,000	429,884
6.35%, 3/14/2034 (a)	1,065,000	1,142,628
6.92%, 8/8/2033	450,000	500,702
6.94%, 11/7/2033	478,000	547,716
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	1,251,000	1,116,780
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	800,000	709,512
Security Description	Principal Amount	Value
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	$3,000,000	$2,605,770
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	855,000	791,174
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	250,000	227,723
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	1,802,000	1,640,811
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	852,000	675,449
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	3,224,000	3,173,093
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	5,423,000	5,374,085
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	400,000	397,344
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	900,000	895,887
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	3,310,000	3,294,708
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	201,000	163,596
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	1,670,000	1,676,179
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	300,000	263,067
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,601,000	1,597,766
SOFR + 1.11%, 4.62%, 5/9/2029 (a) (d)	1,560,000	1,579,048
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	2,000,000	2,028,680
SOFR + 0.83%, 4.98%, 1/24/2029 (d)	306,000	311,725
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	1,295,000	1,327,284
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	1,465,000	1,515,557
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (d)	636,000	663,889
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,802,000	1,882,676
SOFR + 1.31%, 5.51%, 1/24/2036 (d)	500,000	522,540
SOFR + 1.70%, 5.74%, 2/12/2036 (d)	100,000	104,130
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	250,000	261,383
6.11%, 1/29/2037	1,361,000	1,466,205

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 6.20%, 11/10/2028 (d)	$758,000	$790,003
7.75%, 5/14/2038	1,650,000	2,012,818
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	490,000	436,365
SOFR + 0.75%, 4.06%, 9/22/2028 (d)	180,000	179,797
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (d)	150,000	149,330
5.20%, 2/1/2028 (a)	265,000	271,471
5.27%, 12/11/2026	700,000	709,807
5.37%, 6/4/2027 (a)	758,000	775,131
5.51%, 6/4/2031	1,221,000	1,285,969
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (d)	728,000	740,048
Bank of New York Mellon Corp.:
2.50%, 1/26/2032	30,000	26,999
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	220,000	218,511
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (d)	369,000	363,111
SOFR + 0.68%, 4.44%, 6/9/2028 (d)	85,000	85,579
SOFR + 1.17%, 4.54%, 2/1/2029 (d)	100,000	101,121
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (d)	450,000	456,741
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	1,517,000	1,546,308
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	350,000	361,438
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	181,000	186,394
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (d)	70,000	72,423
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (d)	1,102,000	1,141,033
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	1,316,000	1,417,608
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (d)	110,000	117,051
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	509,000	567,184
Bank of Nova Scotia:
2.45%, 2/2/2032 (a)	100,000	88,793
SOFR + 0.76%, 4.04%, 9/15/2028 (a) (d)	500,000	499,200
SOFR + 1.09%, 4.34%, 9/15/2031 (d)	500,000	496,480
SOFR + 1.00%, 4.40%, 9/8/2028 (d)	350,000	351,873
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (d)	1,335,000	1,292,173
Security Description	Principal Amount	Value
SOFR + 0.89%, 4.93%, 2/14/2029 (d)	$379,000	$385,280
SOFR + 1.07%, 5.13%, 2/14/2031 (d)	185,000	190,156
5.35%, 12/7/2026	570,000	578,402
5.65%, 2/1/2034	725,000	771,443
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (d)	200,000	185,648
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	500,000	488,835
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	890,000	832,906
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	600,000	483,540
SOFR + 1.08%, 4.48%, 11/11/2029 (d)	535,000	535,920
4.84%, 5/9/2028	158,000	158,853
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	289,000	293,289
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	600,000	608,880
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	290,000	293,608
SOFR + 0.96%, 5.09%, 2/25/2029 (d)	613,000	623,960
SOFR + 1.91%, 5.34%, 9/10/2035 (d)	200,000	202,954
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (d)	332,000	339,118
SOFR + 1.49%, 5.67%, 3/12/2028 (d)	200,000	203,856
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (d)	26,000	27,310
SOFR + 1.59%, 5.79%, 2/25/2036 (d)	200,000	208,632
SOFR + 1.83%, 5.86%, 8/11/2046 (d)	655,000	672,934
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	400,000	430,112
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	380,000	420,318
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (d)	2,375,000	2,656,699
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	1,303,000	1,381,766
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	1,000,000	1,147,510
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032 (a)	789,000	748,674
SOFR + 0.60%, 4.24%, 9/8/2028 (d)	165,000	165,302

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.17%, 4.58%, 9/8/2031 (d)	$250,000	$250,920
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (d)	405,000	411,261
SOFR + 1.11%, 5.25%, 1/13/2031 (d)	306,000	315,755
6.09%, 10/3/2033 (a)	905,000	984,613
Citibank NA:
4.58%, 5/29/2027	1,230,000	1,241,267
SOFR + 0.71%, 4.88%, 11/19/2027 (d)	600,000	604,614
5.49%, 12/4/2026	300,000	304,758
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	578,000	520,957
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	1,153,000	1,060,587
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	163,000	151,505
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	200,000	189,370
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	1,594,000	1,452,070
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	456,000	449,023
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	1,100,000	1,085,282
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,509,000	1,495,359
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	1,192,000	1,132,162
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	1,379,000	1,373,774
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	133,000	131,407
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	740,000	737,750
SOFR + 1.17%, 4.50%, 9/11/2031 (d)	330,000	330,149
SOFR + 1.34%, 4.54%, 9/19/2030 (d)	725,000	728,371
SOFR + 1.14%, 4.64%, 5/7/2028 (d)	1,408,000	1,417,405
4.65%, 7/30/2045	865,000	781,545
4.65%, 7/23/2048	600,000	535,488
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	2,788,000	2,816,549
SOFR + 1.46%, 4.95%, 5/7/2031 (d)	1,080,000	1,100,218
SOFR + 1.49%, 5.17%, 9/11/2036 (d)	315,000	318,144
Security Description	Principal Amount	Value
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (d)	$1,500,000	$1,534,155
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	1,500,000	1,507,275
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (d)	1,833,000	1,877,652
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	400,000	403,900
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	1,100,000	1,141,866
SOFR + 1.83%, 6.02%, 1/24/2036 (d)	200,000	209,718
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	1,200,000	1,277,340
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	2,370,000	2,585,551
8.13%, 7/15/2039	445,000	570,290
Citizens Financial Group, Inc.:
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (d)	522,000	528,050
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	663,000	692,570
SOFR + 2.01%, 5.84%, 1/23/2030 (d)	503,000	524,262
SOFR + 2.33%, 6.65%, 4/25/2035 (a) (d)	293,000	322,165
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (d)	826,000	825,042
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (d)	325,000	338,127
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030 (b)	280,000	279,930
4.58%, 11/27/2026	200,000	201,398
Cooperatieve Rabobank UA:
5.04%, 3/5/2027	156,000	158,423
5.25%, 5/24/2041	723,000	728,668
5.50%, 10/5/2026	496,000	503,604
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (d)	1,525,000	1,491,877
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	529,000	501,460
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	700,000	645,407
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	160,000	159,866
SOFR + 1.30%, 4.95%, 8/4/2031 (d)	1,000,000	1,008,960
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	180,000	183,217
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	697,000	731,815

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	$175,000	$187,175
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	1,070,000	1,175,855
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	100,000	97,197
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (d)	687,000	669,653
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	200,000	208,460
8.25%, 3/1/2038	291,000	360,063
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (d)	150,000	151,509
First Citizens BancShares, Inc. 5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (d)	300,000	304,098
First Horizon Bank 5.75%, 5/1/2030 (a)	100,000	103,194
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (d)	253,000	257,468
Goldman Sachs Capital I 6.35%, 2/15/2034	500,000	534,785
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	635,000	620,154
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	1,110,000	979,242
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	719,000	641,334
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	1,082,000	980,811
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	355,000	347,573
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	1,151,000	1,035,152
SOFR + 1.47%, 2.91%, 7/21/2042 (d)	200,000	147,604
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	2,128,000	1,951,951
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	1,159,000	895,235
3.50%, 11/16/2026	200,000	198,708
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	1,258,000	1,248,326
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	981,000	973,868
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	5,445,000	5,397,411
3.85%, 1/26/2027	350,000	349,094
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	959,000	858,871
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	$1,013,000	$1,014,114
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (a) (d)	1,194,000	1,103,829
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	500,000	503,070
SOFR + 1.32%, 4.94%, 4/23/2028 (d)	300,000	303,528
SOFR + 1.42%, 5.02%, 10/23/2035 (d)	500,000	503,390
5.15%, 5/22/2045	1,000	940
SOFR + 1.08%, 5.21%, 1/28/2031 (d)	500,000	516,050
SOFR + 1.38%, 5.54%, 1/28/2036 (a) (d)	200,000	208,934
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	1,117,000	1,133,554
SOFR + 1.27%, 5.73%, 4/25/2030 (d)	653,000	683,142
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	1,846,000	1,914,653
SOFR + 1.55%, 5.85%, 4/25/2035 (d)	695,000	740,085
6.25%, 2/1/2041	367,000	403,201
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	720,000	766,238
SOFR + 1.95%, 6.56%, 10/24/2034 (d)	1,300,000	1,455,649
HSBC Bank USA NA 5.63%, 8/15/2035	750,000	781,905
HSBC Holdings PLC:
SOFR + 1.95%, 2.36%, 8/18/2031 (d)	731,000	661,533
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	839,000	760,033
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	2,100,000	1,952,832
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	1,300,000	1,171,105
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	651,000	641,274
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	1,000,000	997,030
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	810,000	815,524
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	1,200,000	1,210,332
SOFR + 2.53%, 4.76%, 3/29/2033 (d)	400,000	398,300
SOFR + 1.04%, 5.13%, 11/19/2028 (d)	600,000	610,578
SOFR + 2.61%, 5.21%, 8/11/2028 (d)	920,000	935,520

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.57%, 5.24%, 5/13/2031 (d)	$155,000	$159,431
SOFR + 2.87%, 5.40%, 8/11/2033 (d)	167,000	173,246
SOFR + 1.56%, 5.45%, 3/3/2036 (d)	400,000	413,252
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	918,000	937,131
SOFR + 1.78%, 5.72%, 3/4/2035 (d)	174,000	183,460
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	679,000	713,806
SOFR + 1.96%, 5.74%, 9/10/2036 (d)	200,000	203,684
SOFR + 1.88%, 5.79%, 5/13/2036 (d)	185,000	194,984
SOFR + 1.90%, 5.87%, 11/18/2035 (d)	1,880,000	1,944,409
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	476,000	496,159
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (d)	2,200,000	2,394,920
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	1,049,000	1,152,494
SOFR + 2.98%, 6.55%, 6/20/2034 (d)	175,000	188,755
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	850,000	902,955
SOFR + 3.02%, 7.40%, 11/13/2034 (d)	1,000,000	1,138,670
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	500,000	586,575
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (d)	350,000	299,422
SOFR + 2.05%, 5.02%, 5/17/2033 (d)	337,000	339,039
SOFR + 1.87%, 5.71%, 2/2/2035 (a) (d)	420,000	437,493
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (d)	954,000	992,608
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	300,000	299,169
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (d)	716,000	700,370
SOFR + 1.01%, 4.86%, 3/25/2029 (d)	200,000	202,650
SOFR + 1.23%, 5.07%, 3/25/2031 (d)	200,000	204,892
SOFR + 1.44%, 5.34%, 3/19/2030 (d)	600,000	618,990
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	1,000,000	1,039,060
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	751,000	811,433
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	$100,000	$88,258
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	600,000	530,400
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	1,952,000	1,851,218
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	400,000	387,764
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	587,000	544,448
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	556,000	498,838
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	455,000	413,545
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	150,000	141,666
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	2,100,000	2,066,673
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	1,570,000	1,472,236
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	515,000	470,828
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	250,000	196,658
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	750,000	517,597
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	1,206,000	1,189,659
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	3,757,000	3,723,300
3.63%, 12/1/2027	100,000	99,204
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	499,000	490,402
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	750,000	746,662
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	1,150,000	1,035,517
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	497,000	495,484
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	2,800,000	2,807,000
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	1,133,000	1,135,277
SOFR + 1.04%, 4.60%, 10/22/2030 (d)	429,000	433,826

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	$514,000	$520,703
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	200,000	203,970
SOFR + 0.80%, 4.92%, 1/24/2029 (d)	989,000	1,006,762
SOFR + 1.34%, 4.95%, 10/22/2035 (d)	1,125,000	1,134,529
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	2,445,000	2,482,262
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	805,000	814,137
SOFR + 1.01%, 5.14%, 1/24/2031 (d)	250,000	258,173
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	700,000	723,261
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	1,363,000	1,403,713
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	1,378,000	1,430,419
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,654,000	1,722,823
5.40%, 1/6/2042	160,000	163,584
SOFR + 1.32%, 5.50%, 1/24/2036 (d)	1,312,000	1,372,929
SOFR + 1.55%, 5.53%, 11/29/2045 (a) (d)	1,000,000	1,027,710
SOFR + 1.68%, 5.57%, 4/22/2036 (a) (d)	1,126,000	1,187,829
SOFR + 1.64%, 5.58%, 7/23/2036 (d)	2,460,000	2,552,201
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	1,233,000	1,304,736
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	694,000	739,519
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	700,000	714,014
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	409,000	431,495
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	700,000	770,644
8.00%, 4/29/2027	500,000	530,365
KeyBank NA:
4.90%, 8/8/2032	1,368,000	1,357,316
5.00%, 1/26/2033	500,000	503,065
KeyCorp:
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	100,000	99,696
SOFR + 2.42%, 6.40%, 3/6/2035 (d)	700,000	759,514
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	200,000	147,952
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	1,300,000	1,282,918
Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	$375,000	$372,450
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (d)	943,000	956,023
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (d)	1,700,000	1,723,273
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (d)	215,000	218,790
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (d)	300,000	304,542
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	1,500,000	1,572,915
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (a) (d)	50,000	52,262
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (d)	620,000	643,064
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	350,000	407,729
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (d)	400,000	400,976
SOFR + 1.40%, 5.18%, 7/8/2031 (d)	90,000	92,138
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (d)	310,000	312,353
SOFR + 2.26%, 6.08%, 3/13/2032 (d)	50,000	53,138
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,093,000	1,076,365
SOFR + 0.95%, 4.76%, 7/6/2028 (d)	150,000	151,401
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	1,100,000	1,071,103
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	606,000	537,225
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	1,140,000	1,113,278
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (d)	500,000	445,310
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (d)	415,000	375,127
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (d)	490,000	481,018
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (d)	280,000	281,112
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (d)	200,000	206,008
5 yr. CMT + 0.93%, 5.19%, 9/12/2036 (d)	200,000	203,236
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (d)	460,000	474,458
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (d)	260,000	266,547

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (d)	$200,000	$204,504
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (d)	1,058,000	1,087,740
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	1,163,000	1,209,985
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (d)	1,055,000	1,103,825
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (d)	250,000	262,430
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	200,000	178,046
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (a) (d)	100,000	92,192
3.66%, 2/28/2027	110,000	109,393
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (d)	193,000	193,108
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (d)	500,000	505,985
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (d)	1,000,000	1,026,590
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (d)	226,000	232,057
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (d)	200,000	207,022
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	414,000	423,845
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (d)	70,000	72,452
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	600,000	621,468
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	200,000	212,256
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (d)	267,000	283,487
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	1,220,000	1,269,605
Morgan Stanley:
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	600,000	523,518
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	513,000	452,964
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	500,000	489,350
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	625,000	557,200
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	200,000	186,870
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	2,675,000	2,433,688
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	450,000	351,711
Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	$2,303,000	$2,283,194
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	1,500,000	1,501,410
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	200,000	200,956
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	500,000	507,060
SOFR + 1.38%, 4.99%, 4/12/2029 (d)	1,130,000	1,152,035
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	700,000	714,868
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	600,000	613,992
SOFR + 1.51%, 5.19%, 4/17/2031 (d)	564,000	582,415
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	2,466,000	2,541,879
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	400,000	405,960
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	690,000	711,114
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	400,000	416,696
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	67,000	69,218
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	919,000	957,010
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	300,000	303,357
SOFR + 1.42%, 5.59%, 1/18/2036 (d)	2,595,000	2,717,199
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	860,000	879,324
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	517,000	540,012
SOFR + 1.76%, 5.66%, 4/17/2036 (d)	1,120,000	1,181,790
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	190,000	202,479
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	1,720,000	1,801,992
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	858,000	898,884
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	1,788,000	1,862,542
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	1,505,000	1,653,453
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	400,000	424,928
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	912,000	1,020,154
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (d)	714,000	715,692

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	$2,319,000	$2,341,889
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	1,168,000	1,185,321
SOFR + 0.91%, 5.02%, 1/12/2029 (d)	1,348,000	1,372,547
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	1,819,000	1,859,054
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.47%, 7/6/2028 (d)	470,000	472,688
SOFR + 1.08%, 4.73%, 7/18/2031 (d)	364,000	369,518
National Australia Bank Ltd.:
4.31%, 6/13/2028 (a)	570,000	575,113
4.50%, 10/26/2027 (a)	481,000	486,204
4.90%, 6/13/2028	250,000	256,010
4.94%, 1/12/2028	50,000	51,072
5.09%, 6/11/2027	100,000	101,907
National Bank of Canada:
4.50%, 10/10/2029 (a)	200,000	201,776
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (d)	488,000	493,466
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	1,015,000	997,075
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	992,000	993,855
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	1,230,000	1,248,733
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	180,000	183,843
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (d)	200,000	205,096
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (d)	280,000	286,866
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (d)	100,000	101,845
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	660,000	696,056
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (d)	400,000	428,944
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	1,419,000	1,391,486
PNC Financial Services Group, Inc.:
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	438,000	434,833
SOFR + 1.26%, 4.81%, 10/21/2032 (d)	155,000	157,178
SOFR + 1.93%, 5.07%, 1/24/2034 (d)	900,000	918,576
Security Description	Principal Amount	Value
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	$150,000	$153,801
SOFR + 1.42%, 5.37%, 7/21/2036 (d)	185,000	190,472
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	1,435,000	1,486,359
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	430,000	453,461
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	1,111,000	1,191,736
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	1,640,000	1,768,297
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	122,000	124,973
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	1,660,000	1,880,830
Regions Bank 6.45%, 6/26/2037 (a)	734,000	804,897
Regions Financial Corp. SOFR + 2.06%, 5.50%, 9/6/2035 (a) (d)	100,000	102,709
Royal Bank of Canada:
Series GMTN, 1.40%, 11/2/2026	500,000	486,555
3.63%, 5/4/2027	100,000	99,612
3.88%, 5/4/2032	200,000	193,938
SOFR + 0.89%, 4.50%, 8/6/2029 (d)	200,000	201,542
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (d)	500,000	501,820
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (d)	968,000	976,315
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (d)	556,000	562,672
SOFR + 1.06%, 4.70%, 8/6/2031 (d)	215,000	217,825
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (d)	425,000	429,093
Series GMTN, 4.88%, 1/19/2027	89,000	90,050
Series GMTN, 4.90%, 1/12/2028	299,000	304,998
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (d)	900,000	915,399
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (d)	1,076,000	1,101,189
Series GMTN, 5.00%, 2/1/2033	513,000	529,575
Series MTN, 6.00%, 11/1/2027	616,000	640,566

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (d)	$100,000	$97,588
SOFR + 1.94%, 5.35%, 9/6/2030 (d)	353,000	360,237
SOFR + 1.61%, 5.47%, 3/20/2029 (d)	603,000	614,801
SOFR + 2.50%, 6.17%, 1/9/2030 (d)	200,000	208,374
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	952,000	993,288
SOFR + 2.70%, 6.57%, 6/12/2029 (d)	1,835,000	1,923,062
SOFR + 3.28%, 7.66%, 11/9/2031 (d)	255,000	285,569
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	350,000	341,908
SOFR + 1.48%, 2.90%, 3/15/2032 (d)	229,000	209,272
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	95,000	94,039
SOFR + 1.07%, 4.32%, 9/22/2029 (d)	200,000	199,472
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	650,000	657,364
SOFR + 1.58%, 5.14%, 9/22/2036 (a) (d)	225,000	222,851
SOFR + 2.60%, 6.53%, 1/10/2029 (d)	25,000	26,171
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (d)	300,000	311,808
Sumitomo Mitsui Financial Group, Inc.:
2.13%, 7/8/2030	100,000	90,497
SOFR + 1.19%, 4.66%, 7/8/2031 (a) (d)	1,000,000	1,011,110
SOFR + 1.38%, 4.95%, 7/8/2033 (d)	755,000	767,782
SOFR + 1.50%, 5.25%, 7/8/2036 (d)	1,000,000	1,023,830
5.45%, 1/15/2032	1,815,000	1,898,181
5.52%, 1/13/2028	814,000	839,551
5.63%, 1/15/2035 (a)	264,000	280,173
5.71%, 1/13/2030	300,000	316,299
5.72%, 9/14/2028	325,000	339,391
5.77%, 1/13/2033 (a)	270,000	288,592
SOFR + 1.78%, 5.80%, 7/8/2046 (d)	600,000	611,910
5.81%, 9/14/2033	20,000	21,468
Synovus Bank 5.63%, 2/15/2028	1,027,000	1,047,643
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	100,000	97,588
Security Description	Principal Amount	Value
Series MTN, 3.20%, 3/10/2032	$228,000	$211,605
4.46%, 6/8/2032 (a)	326,000	325,830
4.57%, 12/17/2026	250,000	251,418
Series MTN, 4.69%, 9/15/2027	30,000	30,389
4.78%, 12/17/2029	80,000	81,819
Series MTN, 4.81%, 6/3/2030 (a)	160,000	163,501
4.86%, 1/31/2028	765,000	778,472
Series GMTN, 4.98%, 4/5/2027 (a)	200,000	202,852
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (d)	400,000	406,148
5.16%, 1/10/2028 (a)	419,000	428,930
5.30%, 1/30/2032	200,000	208,874
Series MTN, 5.52%, 7/17/2028	1,270,000	1,317,993
Truist Bank:
2.25%, 3/11/2030	550,000	501,308
3.80%, 10/30/2026	950,000	947,064
SOFR + 0.77%, 4.42%, 7/24/2028 (d)	310,000	311,333
Truist Financial Corp.:
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (a) (d)	300,000	299,304
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (d)	300,000	307,473
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (a) (d)	676,000	685,410
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (d)	1,000,000	1,029,840
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	100,000	103,485
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	645,000	676,708
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	306,000	324,219
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	121,000	130,301
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	400,000	433,304
U.S. Bancorp:
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	1,993,000	1,719,281
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	400,000	402,904
SOFR + 1.23%, 4.65%, 2/1/2029 (d)	689,000	696,455
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (a) (d)	533,000	535,462
SOFR + 1.56%, 5.38%, 1/23/2030 (d)	190,000	196,460
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	760,000	800,371
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	221,000	230,034

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	$152,000	$161,898
SOFR + 2.09%, 5.85%, 10/21/2033 (d)	1,951,000	2,080,000
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	200,000	205,356
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (d)	500,000	501,665
SOFR + 0.91%, 4.73%, 5/15/2028 (d)	385,000	388,507
UBS AG 5.65%, 9/11/2028	50,000	52,258
UBS Group AG 4.88%, 5/15/2045	1,691,000	1,586,259
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (d)	55,000	55,021
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	195,000	189,554
3.00%, 10/23/2026	300,000	296,922
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	1,680,000	1,563,542
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (d)	1,505,000	1,491,636
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,502,000	1,488,167
SOFR + 0.88%, 4.08%, 9/15/2029 (d)	325,000	323,651
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	100,000	100,538
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	200,000	175,682
Series MTN, 4.65%, 11/4/2044	714,000	631,005
Series MTN, 4.75%, 12/7/2046	738,000	655,130
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (d)	914,000	924,986
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (d)	500,000	498,865
Series GMTN, 4.90%, 11/17/2045	788,000	717,947
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (d)	1,000,000	1,015,820
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (d)	800,000	807,360
SOFR + 1.37%, 4.97%, 4/23/2029 (d)	1,885,000	1,920,758
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,600,000	1,495,248
5.38%, 11/2/2043	1,000,000	976,750
Security Description	Principal Amount	Value
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	$2,600,000	$2,701,452
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	1,790,000	1,866,612
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	2,685,000	2,820,243
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	1,046,000	1,083,970
5.61%, 1/15/2044	1,198,000	1,199,785
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (d)	1,350,000	1,381,860
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	600,000	635,616
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	2,179,000	2,421,937
Westpac Banking Corp.:
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	1,247,000	1,119,532
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	1,387,000	1,237,454
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	700,000	685,244
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	1,240,000	1,236,627
Series GMTN, 4.60%, 10/20/2026	100,000	100,656
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (d)	650,000	669,292
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (a) (d)	500,000	515,390
6.82%, 11/17/2033	539,000	603,190
Wintrust Financial Corp. 4.85%, 6/6/2029	243,000	239,734
Zions Bancorp NA:
3.25%, 10/29/2029	885,000	830,918
SOFR + 2.83%, 6.82%, 11/19/2035 (d)	575,000	612,680
		390,635,271
BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	585,000	577,933
4.90%, 2/1/2046	4,290,000	4,015,311
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	858,000	745,962
4.75%, 1/23/2029	150,000	153,066
4.75%, 4/15/2058	137,000	122,127
4.95%, 1/15/2042	250,000	240,508
5.00%, 6/15/2034 (a)	250,000	257,822
5.55%, 1/23/2049	325,000	328,744
5.80%, 1/23/2059	820,000	854,752
8.00%, 11/15/2039	1,150,000	1,474,806

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.20%, 1/15/2039	$365,000	$471,507
Coca-Cola Co.:
1.45%, 6/1/2027	429,000	413,136
1.65%, 6/1/2030	670,000	602,283
2.13%, 9/6/2029	150,000	140,445
2.25%, 1/5/2032 (a)	515,000	460,879
2.50%, 3/15/2051	200,000	122,276
2.60%, 6/1/2050	629,000	398,302
3.00%, 3/5/2051	140,000	95,495
3.38%, 3/25/2027 (a)	350,000	348,187
3.45%, 3/25/2030	268,000	261,445
4.20%, 3/25/2050 (a)	110,000	93,607
5.00%, 5/13/2034	110,000	114,375
5.20%, 1/14/2055	300,000	294,138
5.40%, 5/13/2064	1,299,000	1,292,674
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	225,000	187,562
2.75%, 1/22/2030	120,000	112,703
Constellation Brands, Inc.:
3.15%, 8/1/2029	130,000	124,745
3.70%, 12/6/2026	50,000	49,748
3.75%, 5/1/2050	215,000	157,849
4.10%, 2/15/2048	900,000	709,884
4.75%, 5/9/2032 (a)	200,000	201,140
4.80%, 5/1/2030	145,000	147,033
4.90%, 5/1/2033 (a)	641,000	646,942
5.25%, 11/15/2048	42,000	39,115
Diageo Capital PLC:
2.13%, 4/29/2032	387,000	334,832
5.38%, 10/5/2026	420,000	425,405
5.50%, 1/24/2033 (a)	450,000	473,742
5.63%, 10/5/2033 (a)	1,095,000	1,163,448
Keurig Dr. Pepper, Inc.:
3.20%, 5/1/2030	581,000	548,034
3.43%, 6/15/2027	313,000	308,787
4.05%, 4/15/2032	365,000	348,955
4.35%, 5/15/2028	150,000	149,994
4.42%, 12/15/2046 (a)	120,000	97,350
4.60%, 5/25/2028	1,744,000	1,753,923
4.60%, 5/15/2030	160,000	160,128
5.05%, 3/15/2029	200,000	203,576
5.15%, 5/15/2035 (a)	92,000	91,175
Series 10, 5.20%, 3/15/2031	477,000	487,814
Molson Coors Beverage Co.:
4.20%, 7/15/2046	300,000	243,978
5.00%, 5/1/2042	305,000	284,836
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	270,000	274,250
4.65%, 2/16/2027	1,325,000	1,338,488
PepsiCo, Inc.:
2.88%, 10/15/2049 (a)	200,000	134,198
3.00%, 10/15/2027	100,000	98,465
3.45%, 10/6/2046	800,000	611,400
Security Description	Principal Amount	Value
3.50%, 3/19/2040	$25,000	$21,160
3.60%, 2/18/2028	310,000	308,515
4.00%, 3/5/2042	46,000	39,951
4.30%, 7/23/2030 (a)	405,000	407,580
4.45%, 2/7/2028 (a)	250,000	253,483
4.45%, 2/15/2033 (a)	850,000	857,896
4.65%, 7/23/2032	1,595,000	1,619,403
5.00%, 7/23/2035	110,000	111,932
5.13%, 11/10/2026	375,000	379,781
5.25%, 7/17/2054 (a)	604,000	594,855
		30,383,835
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
2.20%, 2/21/2027	500,000	487,850
2.30%, 2/25/2031	139,000	125,140
2.45%, 2/21/2030	443,000	410,369
3.00%, 2/22/2029	50,000	48,142
3.15%, 2/21/2040	150,000	118,107
3.35%, 2/22/2032 (a)	100,000	93,848
4.20%, 2/22/2052	1,067,000	856,225
4.40%, 5/1/2045	337,000	292,577
4.88%, 3/1/2053	150,000	133,887
5.15%, 3/2/2028	800,000	818,552
5.25%, 3/2/2030	273,000	282,978
5.25%, 3/2/2033	1,900,000	1,968,267
5.60%, 3/2/2043	859,000	869,549
5.65%, 6/15/2042	100,000	102,231
5.65%, 3/2/2053	900,000	898,308
5.75%, 3/15/2040	165,000	171,273
5.75%, 3/2/2063	980,000	977,717
6.40%, 2/1/2039	1,500,000	1,647,540
Biogen, Inc.:
2.25%, 5/1/2030	250,000	228,085
3.25%, 2/15/2051 (a)	50,000	32,680
5.20%, 9/15/2045	310,000	285,953
5.75%, 5/15/2035 (a)	60,000	62,865
6.45%, 5/15/2055	600,000	643,128
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	447,000	440,827
3.70%, 3/15/2032	612,000	571,822
Gilead Sciences, Inc.:
4.15%, 3/1/2047	400,000	337,300
4.50%, 2/1/2045 (a)	100,000	89,448
4.75%, 3/1/2046	511,000	469,875
4.80%, 11/15/2029	864,000	885,997
4.80%, 4/1/2044	300,000	279,954
5.25%, 10/15/2033	1,900,000	1,991,656
5.50%, 11/15/2054 (a)	200,000	201,320
5.55%, 10/15/2053	200,000	201,942
5.60%, 11/15/2064	200,000	202,408
5.65%, 12/1/2041	50,000	52,304
Illumina, Inc.:
2.55%, 3/23/2031 (a)	330,000	294,904
5.75%, 12/13/2027	200,000	205,696

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	$200,000	$176,340
2.80%, 9/15/2050 (a)	1,050,000	653,436
Royalty Pharma PLC:
2.20%, 9/2/2030	500,000	448,630
3.55%, 9/2/2050	300,000	210,864
4.45%, 3/25/2031 (a)	250,000	247,870
5.20%, 9/25/2035	250,000	249,870
5.40%, 9/2/2034	100,000	102,106
5.90%, 9/2/2054	244,000	243,156
5.95%, 9/25/2055	125,000	125,536
		20,238,532
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	224,000	204,543
2.70%, 5/15/2040	50,000	37,324
4.30%, 6/11/2028 (a)	450,000	454,635
4.75%, 2/8/2031	200,000	204,900
4.80%, 3/3/2033 (a)	652,000	666,259
4.85%, 2/8/2034 (a)	314,000	318,889
4.90%, 10/11/2032	200,000	205,266
Albemarle Corp.:
5.05%, 6/1/2032 (a)	1,000,000	987,720
5.45%, 12/1/2044	150,000	135,320
5.65%, 6/1/2052	200,000	177,018
Cabot Corp. 4.00%, 7/1/2029	200,000	197,438
CF Industries, Inc. 5.15%, 3/15/2034	727,000	732,627
Dow Chemical Co.:
3.60%, 11/15/2050	100,000	67,722
4.38%, 11/15/2042	1,265,000	1,031,582
4.63%, 10/1/2044	300,000	249,426
4.80%, 11/30/2028	100,000	101,070
4.80%, 1/15/2031 (a)	250,000	249,015
5.15%, 2/15/2034 (a)	200,000	200,514
5.25%, 11/15/2041	300,000	276,588
5.65%, 3/15/2036 (a)	155,000	155,682
5.95%, 3/15/2055	200,000	190,122
6.30%, 3/15/2033 (a)	300,000	322,437
9.40%, 5/15/2039	209,000	272,858
DuPont de Nemours, Inc. 5.42%, 11/15/2048	157,000	155,290
Eastman Chemical Co.:
4.50%, 12/1/2028	1,040,000	1,044,087
4.65%, 10/15/2044	35,000	29,890
4.80%, 9/1/2042 (a)	100,000	88,588
5.63%, 2/20/2034 (a)	700,000	720,818
5.75%, 3/8/2033	350,000	367,913
Ecolab, Inc.:
2.13%, 8/15/2050	235,000	130,970
4.30%, 6/15/2028	700,000	705,726
5.00%, 9/1/2035 (a)	190,000	193,745
Security Description	Principal Amount	Value
EIDP, Inc. 4.80%, 5/15/2033 (a)	$1,794,000	$1,805,284
FMC Corp.:
3.20%, 10/1/2026	200,000	197,658
3.45%, 10/1/2029	1,000,000	944,780
4.50%, 10/1/2049 (a)	200,000	153,444
6.38%, 5/18/2053 (a)	321,000	317,405
Linde, Inc. 1.10%, 8/10/2030	122,000	106,235
Lubrizol Corp. 6.50%, 10/1/2034 (a)	1,300,000	1,470,404
LYB International Finance BV 5.25%, 7/15/2043	534,000	478,581
LYB International Finance II BV 3.50%, 3/2/2027	200,000	197,684
LYB International Finance III LLC:
2.25%, 10/1/2030 (a)	78,000	69,646
3.38%, 10/1/2040	300,000	221,616
3.80%, 10/1/2060	300,000	193,236
5.50%, 3/1/2034 (a)	1,080,000	1,084,039
5.63%, 5/15/2033 (a)	310,000	318,872
6.15%, 5/15/2035 (a)	1,195,000	1,245,489
Mosaic Co.:
4.05%, 11/15/2027	100,000	99,754
5.38%, 11/15/2028	420,000	433,024
5.45%, 11/15/2033	124,000	127,964
Nutrien Ltd.:
4.90%, 3/27/2028	396,000	402,776
5.20%, 6/21/2027	150,000	152,501
6.13%, 1/15/2041	1,703,000	1,791,982
PPG Industries, Inc. 3.75%, 3/15/2028	21,000	20,837
RPM International, Inc.:
2.95%, 1/15/2032	430,000	388,165
3.75%, 3/15/2027	52,000	51,636
Sherwin-Williams Co.:
3.30%, 5/15/2050	25,000	17,450
3.45%, 6/1/2027	200,000	198,162
4.00%, 12/15/2042	100,000	83,244
4.30%, 8/15/2028	1,757,000	1,765,996
4.50%, 8/15/2030	764,000	769,180
Westlake Corp.:
2.88%, 8/15/2041	80,000	55,070
3.13%, 8/15/2051	150,000	93,201
3.38%, 8/15/2061	400,000	241,860
5.00%, 8/15/2046 (a)	150,000	132,246
		26,505,403
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	300,000	262,626
4.75%, 5/8/2032	774,000	792,537
Block Financial LLC:
2.50%, 7/15/2028	200,000	189,684

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 9/15/2032	$115,000	$116,051
California Endowment Series 2021, 2.50%, 4/1/2051	122,000	71,973
California Institute of Technology 4.70%, 11/1/2111	550,000	457,451
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	100,000	94,497
Claremont Mckenna College 3.78%, 1/1/2122	300,000	199,776
Cornell University 4.84%, 6/15/2034 (a)	335,000	341,238
Emory University Series 2020, 2.97%, 9/1/2050	15,000	10,052
Equifax, Inc. 5.10%, 6/1/2028	269,000	274,703
George Washington University Series 2014, 4.30%, 9/15/2044 (a)	182,000	156,966
Georgetown University Series A, 5.22%, 10/1/2118	153,000	136,860
Global Payments, Inc.:
2.90%, 11/15/2031 (a)	510,000	456,904
4.15%, 8/15/2049	200,000	152,632
5.30%, 8/15/2029	200,000	204,558
5.40%, 8/15/2032 (a)	1,270,000	1,299,185
5.95%, 8/15/2052 (a)	200,000	196,532
GXO Logistics, Inc.:
2.65%, 7/15/2031 (a)	600,000	534,792
6.25%, 5/6/2029	250,000	262,635
6.50%, 5/6/2034 (a)	250,000	268,480
Johns Hopkins University Series A, 4.71%, 7/1/2032	400,000	406,852
Leland Stanford Junior University:
3.65%, 5/1/2048	25,000	19,787
Series 2025, 4.15%, 8/1/2030	415,000	416,120
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	274,000	195,962
5.60%, 7/1/2111	320,000	323,056
5.62%, 6/1/2055	200,000	211,252
Moody's Corp.:
2.00%, 8/19/2031 (a)	26,000	22,857
4.25%, 2/1/2029	400,000	401,620
4.88%, 12/17/2048	1,400,000	1,282,680
Northwestern University 4.94%, 12/1/2035	35,000	35,895
PayPal Holdings, Inc.:
2.30%, 6/1/2030	200,000	184,202
2.85%, 10/1/2029	863,000	822,836
4.40%, 6/1/2032 (a)	731,000	731,300
Security Description	Principal Amount	Value
5.05%, 6/1/2052 (a)	$200,000	$187,820
5.15%, 6/1/2034 (a)	395,000	406,913
5.25%, 6/1/2062 (a)	100,000	95,090
5.50%, 6/1/2054 (a)	190,000	190,201
President & Fellows of Harvard College:
3.75%, 11/15/2052	100,000	78,289
4.89%, 3/15/2030 (a)	850,000	877,047
5.26%, 3/15/2036	100,000	104,992
Quanta Services, Inc.:
2.90%, 10/1/2030 (a)	100,000	93,390
3.05%, 10/1/2041	133,000	99,021
4.30%, 8/9/2028	200,000	200,970
4.50%, 1/15/2031	250,000	249,987
5.10%, 8/9/2035	250,000	250,802
RELX Capital, Inc. 4.75%, 3/27/2030	400,000	408,384
S&P Global, Inc.:
2.90%, 3/1/2032	1,800,000	1,649,682
2.95%, 1/22/2027	670,000	661,102
4.75%, 8/1/2028	300,000	305,652
5.25%, 9/15/2033 (a)	590,000	617,960
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	118,000	105,389
Trustees of Princeton University 4.20%, 3/1/2052	100,000	84,787
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	500,000	328,535
UL Solutions, Inc. 6.50%, 10/20/2028	400,000	420,644
University of Chicago Series C, 2.55%, 4/1/2050	85,000	55,133
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	100,000	78,260
University of Southern California:
2.81%, 10/1/2050	40,000	26,033
3.03%, 10/1/2039	250,000	206,738
5.25%, 10/1/2111	50,000	47,236
Verisk Analytics, Inc.:
5.13%, 2/15/2036 (a)	865,000	873,114
5.25%, 3/15/2035	140,000	142,647
5.75%, 4/1/2033	100,000	106,002
Washington University 4.35%, 4/15/2122	200,000	155,712
William Marsh Rice University 3.57%, 5/15/2045	150,000	120,686
Yale University:
Series 2020, 1.48%, 4/15/2030	65,000	58,089

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025, 4.70%, 4/15/2032	$550,000	$562,512
		21,383,370
COMPUTERS — 1.5%
Amdocs Ltd. 2.54%, 6/15/2030	300,000	274,806
Apple, Inc.:
1.20%, 2/8/2028 (a)	600,000	565,650
1.65%, 5/11/2030	648,000	585,274
1.65%, 2/8/2031	830,000	735,480
1.70%, 8/5/2031 (a)	200,000	176,218
2.20%, 9/11/2029	595,000	558,312
2.40%, 8/20/2050 (a)	251,000	152,129
2.65%, 5/11/2050	545,000	348,636
2.65%, 2/8/2051	775,000	492,086
2.70%, 8/5/2051	700,000	445,977
2.80%, 2/8/2061	291,000	175,557
2.85%, 8/5/2061	339,000	206,220
2.90%, 9/12/2027	637,000	627,413
2.95%, 9/11/2049	486,000	332,852
3.00%, 11/13/2027	111,000	109,483
3.20%, 5/11/2027 (a)	1,163,000	1,154,266
3.35%, 2/9/2027	476,000	473,358
3.75%, 9/12/2047	295,000	237,130
3.75%, 11/13/2047	300,000	241,884
3.85%, 5/4/2043	584,000	497,948
3.85%, 8/4/2046	420,000	347,634
3.95%, 8/8/2052	1,320,000	1,072,579
4.10%, 8/8/2062	1,065,000	858,699
4.25%, 2/9/2047	200,000	174,916
4.65%, 2/23/2046 (a)	950,000	887,860
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	600,000	603,348
5.30%, 10/1/2029	100,000	103,265
5.75%, 2/1/2033	216,000	228,567
6.20%, 7/15/2030	500,000	536,080
8.10%, 7/15/2036	430,000	523,650
8.35%, 7/15/2046	500,000	649,540
Dell, Inc. 7.10%, 4/15/2028	297,000	317,187
DXC Technology Co. 2.38%, 9/15/2028 (a)	1,237,000	1,165,279
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	473,000	497,724
HP, Inc.:
2.65%, 6/17/2031	100,000	90,176
5.50%, 1/15/2033 (a)	2,000,000	2,071,180
6.00%, 9/15/2041 (a)	731,000	755,423
International Business Machines Corp.:
1.70%, 5/15/2027	927,000	894,360
1.95%, 5/15/2030 (a)	620,000	561,422
2.20%, 2/9/2027	655,000	639,463
2.72%, 2/9/2032	800,000	726,096
Security Description	Principal Amount	Value
2.95%, 5/15/2050	$50,000	$32,814
3.30%, 1/27/2027	237,000	234,943
3.43%, 2/9/2052	50,000	35,259
3.50%, 5/15/2029	564,000	552,652
4.25%, 5/15/2049	852,000	704,314
4.70%, 2/19/2046	221,000	200,246
4.75%, 2/6/2033 (a)	100,000	101,570
4.90%, 7/27/2052	437,000	396,250
5.88%, 11/29/2032	436,000	472,580
6.22%, 8/1/2027	940,000	976,782
7.13%, 12/1/2096 (a)	371,000	449,244
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031	250,000	227,648
4.10%, 10/15/2041	254,000	205,372
Leidos, Inc.:
2.30%, 2/15/2031	300,000	267,609
4.38%, 5/15/2030	337,000	335,837
NetApp, Inc. 2.70%, 6/22/2030	200,000	185,126
Western Digital Corp.:
2.85%, 2/1/2029	200,000	188,298
3.10%, 2/1/2032 (a)	767,000	693,897
		28,355,568
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.70%, 4/7/2028 (c)	150,000	151,784
4.95%, 4/7/2030 (c)	300,000	306,621
Carlisle Cos., Inc.:
2.20%, 3/1/2032	171,000	147,894
5.25%, 9/15/2035	15,000	15,191
5.55%, 9/15/2040	290,000	293,700
Carrier Global Corp.:
2.49%, 2/15/2027	200,000	195,798
2.70%, 2/15/2031 (a)	198,000	181,786
3.38%, 4/5/2040	400,000	322,908
5.90%, 3/15/2034	600,000	643,692
CRH America Finance, Inc.:
5.50%, 1/9/2035	298,000	310,915
5.88%, 1/9/2055 (a)	110,000	115,698
CRH SMW Finance DAC 5.13%, 1/9/2030	1,000,000	1,029,460
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	587,000	559,564
4.50%, 3/25/2052 (a)	639,000	524,114
Johnson Controls International PLC:
4.50%, 2/15/2047	100,000	86,893
4.95%, 7/2/2064 (e)	1,173,000	1,024,029
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032	173,000	176,230
Lennox International, Inc. 5.50%, 9/15/2028	365,000	377,279

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
4.25%, 12/15/2047	$700,000	$586,845
5.50%, 12/1/2054 (a)	220,000	218,346
Masco Corp.:
1.50%, 2/15/2028	100,000	94,124
4.50%, 5/15/2047 (a)	800,000	667,744
Mohawk Industries, Inc. 3.63%, 5/15/2030	135,000	130,275
Owens Corning:
3.88%, 6/1/2030 (a)	125,000	122,176
4.40%, 1/30/2048	1,000,000	831,170
5.70%, 6/15/2034 (a)	200,000	210,626
5.95%, 6/15/2054 (a)	600,000	618,834
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	250,000	256,550
5.25%, 3/3/2033	320,000	333,091
Trane Technologies Holdco, Inc. 5.75%, 6/15/2043 (a)	100,000	105,229
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	96,605
4.50%, 6/15/2047	100,000	87,183
4.70%, 3/1/2048	30,000	26,677
4.95%, 12/1/2029	150,000	153,649
5.35%, 12/1/2034 (a)	100,000	103,194
5.70%, 12/1/2054 (a)	200,000	204,330
		11,310,204
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	100,000	101,670
5.05%, 3/22/2028 (a)	372,000	380,154
5.05%, 3/22/2053	450,000	418,352
		900,176
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033 (a)	238,000	253,972
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	159,178
4.20%, 5/15/2047	1,165,000	981,757
4.60%, 6/15/2045	30,000	27,293
		1,422,200
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	381,000	374,401
3.00%, 10/29/2028	100,000	96,392
3.30%, 1/30/2032	1,410,000	1,299,512
3.40%, 10/29/2033	1,239,000	1,114,295
3.85%, 10/29/2041	100,000	82,279
4.38%, 11/15/2030 (b)	290,000	288,646
4.63%, 10/15/2027	155,000	156,214
4.88%, 4/1/2028 (a)	200,000	203,040
Security Description	Principal Amount	Value
4.95%, 9/10/2034	$150,000	$149,417
5.00%, 11/15/2035 (b)	365,000	361,460
5.30%, 1/19/2034	115,000	117,501
5.38%, 12/15/2031	400,000	413,852
5.75%, 6/6/2028	35,000	36,255
6.10%, 1/15/2027	631,000	644,617
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (d)	375,000	386,820
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (d)	235,000	245,972
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	320,000	327,968
Air Lease Corp.:
2.10%, 9/1/2028	707,000	661,858
2.20%, 1/15/2027	100,000	97,302
Series MTN, 2.88%, 1/15/2032 (a)	598,000	535,354
Series MTN, 3.00%, 2/1/2030	250,000	232,928
3.25%, 10/1/2029	50,000	47,499
5.85%, 12/15/2027	100,000	102,989
Ally Financial, Inc.:
SOFR + 1.78%, 5.55%, 7/31/2033 (d)	250,000	250,608
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	1,300,000	1,372,813
8.00%, 11/1/2031	100,000	113,863
American Express Co.:
1.65%, 11/4/2026	800,000	780,152
2.55%, 3/4/2027	700,000	686,350
SOFR + 0.81%, 4.35%, 7/20/2029 (d)	1,800,000	1,809,684
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	400,000	396,364
SOFR + 1.26%, 4.73%, 4/25/2029 (d)	450,000	456,898
SOFR + 1.22%, 4.92%, 7/20/2033 (d)	1,676,000	1,704,593
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	250,000	254,715
SOFR + 1.44%, 5.02%, 4/25/2031 (d)	400,000	411,444
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	277,000	281,764
SOFR + 1.02%, 5.09%, 1/30/2031 (d)	70,000	72,127
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	262,000	265,511
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	200,000	206,264
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	525,000	541,842
SOFR + 1.32%, 5.44%, 1/30/2036 (d)	135,000	140,223
SOFR + 1.09%, 5.53%, 4/25/2030 (d)	200,000	208,938

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.79%, 5.67%, 4/25/2036 (d)	$226,000	$239,393
Ameriprise Financial, Inc. 5.15%, 5/15/2033	352,000	364,816
Apollo Global Management, Inc.:
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (d)	874,000	871,448
6.38%, 11/15/2033	413,000	455,989
ARES Management Corp. 5.60%, 10/11/2054	600,000	578,598
BGC Group, Inc.:
6.15%, 4/2/2030 (c)	735,000	753,007
6.60%, 6/10/2029	155,000	161,409
BlackRock Funding, Inc.:
4.90%, 1/8/2035	40,000	40,975
5.00%, 3/14/2034	245,000	252,546
5.25%, 3/14/2054 (a)	425,000	414,757
5.35%, 1/8/2055	776,000	769,458
Blackrock, Inc.:
2.10%, 2/25/2032	1,165,000	1,021,157
3.25%, 4/30/2029	276,000	269,906
4.75%, 5/25/2033	345,000	352,621
Blue Owl Finance LLC:
4.38%, 2/15/2032	240,000	229,562
6.25%, 4/18/2034 (a)	1,305,000	1,369,506
Brookfield Asset Management Ltd.:
5.80%, 4/24/2035	300,000	313,818
6.08%, 9/15/2055	140,000	145,256
Brookfield Capital Finance LLC 6.09%, 6/14/2033	574,000	618,198
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	650,000	568,119
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	493,000	344,139
Brookfield Finance, Inc.:
4.35%, 4/15/2030	81,000	80,919
4.70%, 9/20/2047	350,000	305,743
4.85%, 3/29/2029	200,000	203,344
5.33%, 1/15/2036	200,000	201,056
6.35%, 1/5/2034	137,000	149,430
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (d)	884,000	762,892
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (d)	1,000,000	991,970
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	135,000	136,376
SOFR + 1.63%, 5.20%, 9/11/2036 (d)	280,000	276,920
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	1,240,000	1,268,086
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.70%, 2/1/2030 (d)	$143,000	$148,478
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (d)	820,000	860,032
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	200,000	209,660
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (d)	750,000	778,657
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	1,600,000	1,729,152
6.70%, 11/29/2032	231,000	254,975
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	1,000,000	1,029,780
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	248,000	292,950
Carlyle Group, Inc. 5.05%, 9/19/2035	415,000	411,950
Cboe Global Markets, Inc. 3.00%, 3/16/2032	281,000	258,866
Charles Schwab Corp.:
1.95%, 12/1/2031 (a)	23,000	19,965
2.90%, 3/3/2032	258,000	235,074
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	100,000	103,851
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	1,100,000	1,177,176
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	1,388,000	1,511,504
SOFR + 1.88%, 6.20%, 11/17/2029 (d)	370,000	392,526
CME Group, Inc.:
4.15%, 6/15/2048	50,000	42,621
4.40%, 3/15/2030	1,200,000	1,213,860
Credit Suisse USA LLC 7.13%, 7/15/2032	1,358,000	1,560,274
Enact Holdings, Inc. 6.25%, 5/28/2029	200,000	209,156
Hercules Capital, Inc. 6.00%, 6/16/2030	200,000	204,056
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	100,000	90,820
3.63%, 9/1/2028	270,000	266,836
4.95%, 6/15/2052 (a)	800,000	742,680
5.20%, 6/15/2062	965,000	915,109
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	100,000	101,138
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	395,000	343,520
4.85%, 1/15/2027	35,000	35,300
5.88%, 7/21/2028	100,000	104,100
6.20%, 4/14/2034	1,300,000	1,381,016
6.25%, 1/15/2036	175,000	186,580
6.50%, 1/20/2043	105,000	112,573
KKR & Co., Inc. 5.10%, 8/7/2035 (a)	250,000	250,520

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lazard Group LLC:
5.63%, 8/1/2035	$125,000	$127,050
6.00%, 3/15/2031	195,000	206,068
Legg Mason, Inc. 5.63%, 1/15/2044	192,000	193,037
LPL Holdings, Inc.:
5.20%, 3/15/2030	45,000	45,984
6.00%, 5/20/2034 (a)	350,000	366,125
6.75%, 11/17/2028	335,000	357,579
Marex Group PLC 6.40%, 11/4/2029	726,000	749,080
Mastercard, Inc.:
3.30%, 3/26/2027	50,000	49,615
3.35%, 3/26/2030	855,000	832,513
3.85%, 3/26/2050	100,000	80,137
4.10%, 1/15/2028	164,000	164,869
4.35%, 1/15/2032	1,412,000	1,417,761
4.55%, 3/15/2028	720,000	731,369
4.55%, 1/15/2035	100,000	99,767
4.85%, 3/9/2033	510,000	523,831
4.88%, 3/9/2028	50,000	51,155
4.95%, 3/15/2032	719,000	744,654
Nasdaq, Inc.:
5.35%, 6/28/2028 (a)	445,000	458,853
5.55%, 2/15/2034 (a)	145,000	152,212
6.10%, 6/28/2063	1,411,000	1,488,492
Nomura Holdings, Inc.:
2.33%, 1/22/2027	784,000	764,502
2.68%, 7/16/2030	100,000	91,861
3.00%, 1/22/2032	345,000	311,859
4.90%, 7/1/2030 (a)	335,000	339,854
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (a) (d)	1,000,000	994,920
5.49%, 6/29/2035	200,000	205,908
5.84%, 1/18/2028	100,000	103,390
ORIX Corp.:
4.45%, 9/9/2030	750,000	748,537
5.40%, 2/25/2035 (a)	96,000	98,970
Raymond James Financial, Inc.:
4.90%, 9/11/2035	175,000	173,110
4.95%, 7/15/2046	355,000	328,208
5.65%, 9/11/2055	80,000	79,431
Synchrony Financial:
SOFR + 1.40%, 5.02%, 7/29/2029 (d)	118,000	118,982
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (d)	200,000	203,750
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (d)	192,000	198,904
SOFR + 2.07%, 6.00%, 7/29/2036 (d)	522,000	533,400
TPG Operating Group II LP:
5.38%, 1/15/2036	100,000	100,276
5.88%, 3/5/2034	105,000	110,907
Security Description	Principal Amount	Value
Visa, Inc.:
1.10%, 2/15/2031	$100,000	$86,136
1.90%, 4/15/2027	1,066,000	1,036,163
2.05%, 4/15/2030	500,000	460,060
2.75%, 9/15/2027 (a)	100,000	98,145
3.65%, 9/15/2047	1,067,000	843,037
4.30%, 12/14/2045	981,000	865,311
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (a) (d)	25,000	24,123
5.70%, 7/15/2043	100,000	100,826
Western Union Co.:
2.75%, 3/15/2031 (a)	175,000	155,684
6.20%, 11/17/2036 (a)	276,000	288,265
		67,921,563
ELECTRIC — 8.9%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	6,000	4,170
3.80%, 10/1/2047	199,000	148,985
5.25%, 5/15/2052	15,000	13,853
5.40%, 6/1/2033	1,020,000	1,048,682
5.70%, 5/15/2034 (a)	808,000	840,958
5.85%, 10/15/2055	315,000	314,364
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,820
4.25%, 9/15/2048	145,000	120,800
5.38%, 6/15/2035	155,000	160,368
AES Corp. 5.80%, 3/15/2032	950,000	982,062
Alabama Power Co.:
3.85%, 12/1/2042	50,000	41,276
3.94%, 9/1/2032	2,870,000	2,783,412
4.30%, 1/2/2046	11,000	9,432
Series C, 4.30%, 3/15/2031	180,000	179,894
5.85%, 11/15/2033	200,000	214,580
Alliant Energy Corp. 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (d)	500,000	500,690
Ameren Corp.:
1.75%, 3/15/2028	100,000	94,361
5.70%, 12/1/2026	621,000	630,675
Ameren Illinois Co.:
3.25%, 3/15/2050	100,000	70,082
3.85%, 9/1/2032 (a)	120,000	115,318
4.95%, 6/1/2033 (a)	226,000	231,700
5.63%, 3/1/2055	115,000	117,218
5.90%, 12/1/2052	95,000	99,637
American Electric Power Co., Inc.:
5.63%, 3/1/2033 (a)	100,000	105,133
Series C, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (a) (d)	500,000	498,410

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (d)	$500,000	$501,015
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (d)	100,000	108,370
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	100,000	72,889
4.40%, 5/15/2044	160,000	135,219
4.45%, 6/1/2045	100,000	84,607
5.65%, 4/1/2034 (a)	177,000	184,792
7.00%, 4/1/2038	897,000	1,016,023
Arizona Public Service Co.:
3.50%, 12/1/2049	100,000	71,599
4.20%, 8/15/2048	350,000	284,942
4.35%, 11/15/2045	100,000	84,412
5.55%, 8/1/2033	40,000	41,858
5.90%, 8/15/2055	105,000	107,684
6.35%, 12/15/2032	715,000	781,795
Avista Corp. 4.00%, 4/1/2052	300,000	233,418
Baltimore Gas & Electric Co.:
4.25%, 9/15/2048	1,332,000	1,112,087
5.40%, 6/1/2053	200,000	196,198
5.45%, 6/1/2035	170,000	176,676
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050	370,000	302,645
4.60%, 5/1/2053	250,000	215,228
6.13%, 4/1/2036	100,000	108,805
Black Hills Corp.:
2.50%, 6/15/2030	144,000	132,506
4.55%, 1/31/2031 (b)	320,000	320,214
6.15%, 5/15/2034	293,000	312,848
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	5,000	3,268
Series AG, 3.00%, 3/1/2032	55,000	50,284
Series AC, 4.25%, 2/1/2049	300,000	251,628
4.95%, 4/1/2033	214,000	217,743
Series AQ, 4.95%, 8/15/2035	1,000,000	996,690
CenterPoint Energy, Inc.:
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (d)	100,000	103,206
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (d)	956,000	999,756
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (d)	1,000,000	919,280
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (d)	478,000	496,585
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	460,000	451,752
3.00%, 3/1/2050	100,000	66,489
3.65%, 6/15/2046	41,000	31,743
Security Description	Principal Amount	Value
Series 123, 3.75%, 8/15/2047	$1,330,000	$1,035,618
Series 133, 3.85%, 3/15/2052	100,000	76,766
4.35%, 11/15/2045	42,000	36,154
4.60%, 8/15/2043	79,000	71,734
5.65%, 6/1/2054	590,000	600,101
6.45%, 1/15/2038	300,000	334,452
Connecticut Light & Power Co. 4.65%, 1/1/2029	300,000	305,430
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	290,000	263,459
Series B, 3.13%, 11/15/2027	14,000	13,755
3.60%, 6/15/2061	150,000	104,904
3.70%, 11/15/2059	500,000	358,630
3.85%, 6/15/2046	261,000	209,241
Series 2017, 3.88%, 6/15/2047	200,000	157,752
Series C, 4.30%, 12/1/2056	373,000	301,048
4.50%, 5/15/2058	500,000	417,345
Series E, 4.65%, 12/1/2048	100,000	88,741
5.20%, 3/1/2033	751,000	780,987
5.50%, 3/15/2034	100,000	105,201
5.70%, 5/15/2054 (a)	100,000	102,325
5.90%, 11/15/2053	200,000	209,062
6.15%, 11/15/2052	953,000	1,025,771
Constellation Energy Generation LLC:
5.75%, 3/15/2054 (a)	400,000	405,716
6.13%, 1/15/2034 (a)	111,000	120,870
6.50%, 10/1/2053	769,000	855,151
Consumers Energy Co.:
3.75%, 2/15/2050	750,000	576,277
3.95%, 7/15/2047	62,000	50,391
4.50%, 1/15/2031	50,000	50,494
4.63%, 5/15/2033	400,000	400,472
4.70%, 1/15/2030	128,000	130,717
4.90%, 2/15/2029	160,000	164,026
5.05%, 5/15/2035	125,000	127,141
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	465,000	423,513
5.30%, 5/15/2033	425,000	441,379
Dominion Energy, Inc.:
4.60%, 5/15/2028	537,000	542,467
Series B, 4.85%, 8/15/2052	350,000	304,398
5.38%, 11/15/2032	50,000	51,983
5.45%, 3/15/2035 (a)	50,000	51,249
5 yr. CMT + 2.26%, 6.00%, 2/15/2056 (a) (d)	500,000	503,460
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (a) (d)	965,000	972,334
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (d)	100,000	104,829

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 6/15/2038	$72,000	$82,276
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (d)	414,000	449,956
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	17,544
Series B, 3.65%, 3/1/2052	25,000	18,677
3.95%, 3/1/2049	44,000	35,415
4.25%, 5/14/2027	229,000	230,159
4.30%, 7/1/2044	25,000	21,543
5.20%, 4/1/2033	300,000	311,676
5.20%, 3/1/2034 (a)	100,000	103,476
5.25%, 5/15/2035	70,000	72,091
5.85%, 5/15/2055	450,000	472,792
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	300,000	290,184
4.88%, 6/1/2028	205,000	208,559
4.95%, 7/1/2027	708,000	717,084
5.05%, 10/1/2035 (a)	250,000	248,562
5.85%, 6/1/2034	957,000	1,017,722
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	65,000	61,133
2.55%, 4/15/2031 (a)	270,000	247,177
2.95%, 12/1/2026	318,000	314,562
3.88%, 3/15/2046	210,000	169,376
3.95%, 3/15/2048	150,000	120,162
4.00%, 9/30/2042	250,000	212,110
4.25%, 12/15/2041	35,000	30,911
5.35%, 1/15/2053	105,000	102,871
5.40%, 1/15/2054	120,000	119,167
6.05%, 4/15/2038	185,000	200,544
Duke Energy Corp.:
2.55%, 6/15/2031	1,003,000	907,213
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (d)	200,000	192,880
3.75%, 9/1/2046	500,000	383,690
4.20%, 6/15/2049	400,000	320,476
4.30%, 3/15/2028	100,000	100,472
4.80%, 12/15/2045 (a)	100,000	89,211
4.95%, 9/15/2035	500,000	496,695
5.00%, 12/8/2027	270,000	274,973
5.45%, 6/15/2034 (a)	200,000	208,152
5.70%, 9/15/2055	500,000	498,110
5.80%, 6/15/2054	547,000	553,028
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (d)	533,000	563,264
Duke Energy Florida LLC:
1.75%, 6/15/2030	691,000	618,894
3.85%, 11/15/2042	100,000	82,589
4.20%, 7/15/2048	377,000	309,468
5.88%, 11/15/2033	707,000	763,298
5.95%, 11/15/2052	111,000	116,892
6.20%, 11/15/2053	200,000	218,700
6.40%, 6/15/2038	272,000	305,380
Security Description	Principal Amount	Value
Duke Energy Indiana LLC:
Series YYY, 3.25%, 10/1/2049	$155,000	$108,105
Series WWW, 4.90%, 7/15/2043	200,050	186,927
5.25%, 3/1/2034	500,000	515,965
5.40%, 4/1/2053	366,000	357,425
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	600,000	547,734
3.70%, 6/15/2046	1,360,000	1,054,014
4.30%, 2/1/2049	495,000	413,795
5.25%, 4/1/2033	883,000	915,856
5.30%, 6/15/2035 (a)	285,000	293,881
Duke Energy Progress LLC:
2.00%, 8/15/2031	2,000	1,760
3.40%, 4/1/2032 (a)	137,000	129,340
3.70%, 10/15/2046	600,000	465,624
4.10%, 3/15/2043	25,000	21,271
4.15%, 12/1/2044	300,000	254,430
5.05%, 3/15/2035	200,000	203,508
5.55%, 3/15/2055	100,000	100,441
Edison International 6.95%, 11/15/2029	762,000	809,122
Emera U.S. Finance LP 4.75%, 6/15/2046	1,000,000	863,000
Entergy Arkansas LLC 5.45%, 6/1/2034	300,000	313,758
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (d)	805,000	842,940
Entergy Louisiana LLC:
3.12%, 9/1/2027	855,000	843,004
4.00%, 3/15/2033	413,000	396,497
4.20%, 9/1/2048	417,000	342,524
5.80%, 3/15/2055	700,000	718,039
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	38,741
5.00%, 9/1/2033	26,000	26,470
5.80%, 4/15/2055	357,000	365,739
5.85%, 6/1/2054	158,000	161,844
Entergy Texas, Inc.:
5.00%, 9/15/2052	900,000	814,500
5.55%, 9/15/2054	110,000	108,187
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	100,000	98,740
3.25%, 9/1/2049	94,000	64,691
3.45%, 4/15/2050	75,000	53,498
4.10%, 4/1/2043	320,000	268,195
4.25%, 12/1/2045	300,000	253,224
5.70%, 3/15/2053	300,000	302,913
5.90%, 11/15/2033 (a)	234,000	251,765
Evergy Metro, Inc.:
4.95%, 4/15/2033	115,000	116,760
5.40%, 4/1/2034 (a)	339,000	352,319
Evergy, Inc.:
2.90%, 9/15/2029	115,000	109,014

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (d)	$474,000	$484,883
Eversource Energy:
Series O, 4.25%, 4/1/2029	700,000	697,984
5.13%, 5/15/2033 (a)	1,039,000	1,053,691
5.45%, 3/1/2028	1,410,000	1,448,155
5.50%, 1/1/2034	200,000	206,472
5.95%, 2/1/2029	193,000	202,104
5.95%, 7/15/2034	115,000	122,067
Exelon Corp.:
4.05%, 4/15/2030	950,000	939,806
4.70%, 4/15/2050	380,000	328,609
5.13%, 3/15/2031	150,000	154,788
5.30%, 3/15/2033 (a)	100,000	103,713
5.45%, 3/15/2034	238,000	247,256
5.88%, 3/15/2055	280,000	285,600
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (a) (d)	760,000	794,724
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	298,000	296,310
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	80,000	80,506
4.75%, 1/15/2033 (c)	200,000	199,530
Florida Power & Light Co.:
2.88%, 12/4/2051	100,000	64,715
3.70%, 12/1/2047	100,000	77,975
3.95%, 3/1/2048	200,000	162,550
3.99%, 3/1/2049	400,000	323,532
4.13%, 2/1/2042	180,000	156,892
4.40%, 5/15/2028	275,000	278,052
4.80%, 5/15/2033	1,500,000	1,526,505
5.10%, 4/1/2033	76,000	78,649
5.25%, 2/1/2041	100,000	100,369
5.30%, 6/15/2034	240,000	250,524
5.60%, 6/15/2054	300,000	306,816
5.70%, 3/15/2055 (a)	850,000	881,909
5.80%, 3/15/2065	849,000	893,623
5.96%, 4/1/2039	560,000	605,332
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	250,000	190,595
4.00%, 10/1/2028	90,000	89,997
4.30%, 3/15/2042	249,000	219,825
4.30%, 3/15/2043	163,000	142,565
4.55%, 3/15/2030	51,000	51,815
4.70%, 5/15/2032	765,000	774,999
4.85%, 3/15/2031	175,000	179,618
4.95%, 5/17/2033	255,000	260,092
5.00%, 2/23/2027	100,000	101,405
5.25%, 3/15/2034	1,272,000	1,311,737
5.50%, 10/1/2055	250,000	249,197
Indiana Michigan Power Co.:
3.25%, 5/1/2051	136,000	91,603
Series L, 3.75%, 7/1/2047	589,000	449,148
4.25%, 8/15/2048	25,000	20,339
Series K, 4.55%, 3/15/2046	1,642,000	1,429,903
Security Description	Principal Amount	Value
Interstate Power & Light Co.:
3.70%, 9/15/2046	$606,000	$460,021
5.60%, 6/29/2035	150,000	155,834
5.60%, 10/1/2055 (a)	415,000	408,505
5.70%, 10/15/2033	50,000	52,414
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	280,000	274,114
ITC Holdings Corp. 5.30%, 7/1/2043	100,000	95,825
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (c)	250,000	249,652
4.40%, 1/15/2031 (c)	350,000	348,883
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	1,138,072	1,095,463
Kentucky Utilities Co.:
4.38%, 10/1/2045	267,000	229,834
Series KENT, 5.45%, 4/15/2033	192,000	201,103
5.85%, 8/15/2055	65,000	66,875
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	200,000	163,686
Series LOU, 5.45%, 4/15/2033	1,166,000	1,220,044
5.85%, 8/15/2055	105,000	108,019
MidAmerican Energy Co. 4.40%, 10/15/2044	314,000	275,535
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	46,000	40,060
National Grid PLC:
5.42%, 1/11/2034	293,000	303,835
5.81%, 6/12/2033 (a)	100,000	106,571
National Rural Utilities Cooperative Finance Corp.:
4.15%, 12/15/2032	193,000	188,424
Series D, 4.15%, 8/25/2028	1,525,000	1,528,995
Series GMTN, 4.85%, 2/7/2029	450,000	460,354
Series MTN, 5.10%, 5/6/2027	294,000	298,651
5.80%, 1/15/2033 (a)	300,000	321,966
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (d)	617,000	647,949
Nevada Power Co.:
Series GG, 5.90%, 5/1/2053	221,000	225,429
6.00%, 3/15/2054	529,000	549,234
Series N, 6.65%, 4/1/2036	806,000	906,089
NextEra Energy Capital Holdings, Inc.:
2.44%, 1/15/2032	1,000,000	883,700
3.50%, 4/1/2029	100,000	97,775
3.55%, 5/1/2027	260,000	257,839
4.69%, 9/1/2027	240,000	242,666

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (d)	$993,000	$965,047
4.85%, 2/4/2028 (a)	200,000	203,602
4.90%, 3/15/2029	139,000	142,189
5.00%, 7/15/2032	100,000	102,293
5.05%, 3/15/2030	100,000	102,974
5.05%, 2/28/2033 (a)	150,000	153,281
5.25%, 3/15/2034 (a)	616,000	632,669
5.30%, 3/15/2032	160,000	166,277
5.55%, 3/15/2054 (a)	235,000	230,457
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (d)	150,000	151,218
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (d)	350,000	371,126
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (a) (d)	630,000	678,819
Northern States Power Co. 3.20%, 4/1/2052	44,000	30,906
NorthWestern Corp. 4.18%, 11/15/2044	45,000	37,698
NSTAR Electric Co.:
4.40%, 3/1/2044	150,000	131,507
4.55%, 6/1/2052	200,000	172,656
4.95%, 9/15/2052	231,000	212,596
5.40%, 6/1/2034	443,000	460,512
Oglethorpe Power Corp.:
4.50%, 4/1/2047	325,000	274,748
5.05%, 10/1/2048	435,000	395,580
5.25%, 9/1/2050	335,000	310,532
5.95%, 11/1/2039	28,000	29,394
Ohio Edison Co. 6.88%, 7/15/2036	300,000	343,335
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	657,000	543,319
5.80%, 4/1/2055	200,000	204,616
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	90,000	55,092
2.75%, 5/15/2030	218,000	204,499
3.80%, 9/30/2047	300,000	234,537
4.50%, 3/20/2027 (c)	160,000	161,115
4.55%, 12/1/2041	433,000	393,337
4.65%, 11/1/2029	30,000	30,478
4.95%, 9/15/2052	200,000	182,384
5.30%, 6/1/2042	259,000	255,312
5.35%, 4/1/2035 (c)	65,000	67,255
5.35%, 10/1/2052	450,000	431,847
5.65%, 11/15/2033	50,000	53,174
5.80%, 4/1/2055 (c)	440,000	453,134
7.50%, 9/1/2038	495,000	606,236
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	1,385,000	1,234,284
3.25%, 6/1/2031	100,000	92,014
3.30%, 3/15/2027	180,000	177,460
Security Description	Principal Amount	Value
3.30%, 8/1/2040	$171,000	$129,755
3.50%, 8/1/2050	100,000	68,419
4.00%, 12/1/2046	100,000	75,446
4.20%, 6/1/2041	200,000	164,262
4.30%, 3/15/2045	273,000	218,203
4.45%, 4/15/2042	35,000	29,298
4.50%, 7/1/2040 (a)	160,000	139,187
4.55%, 7/1/2030	200,000	198,730
4.60%, 6/15/2043	400,000	336,696
4.75%, 2/15/2044	275,000	235,392
4.95%, 7/1/2050	540,000	465,226
5.00%, 6/4/2028	1,055,000	1,069,327
5.05%, 10/15/2032 (b)	250,000	249,525
5.25%, 3/1/2052	570,000	507,442
5.55%, 5/15/2029	50,000	51,478
5.90%, 6/15/2032	460,000	481,891
5.90%, 10/1/2054	200,000	195,508
6.10%, 10/15/2055 (b)	250,000	249,650
6.15%, 1/15/2033	155,000	164,188
6.15%, 3/1/2055	200,000	201,296
6.40%, 6/15/2033 (a)	1,250,000	1,343,600
6.75%, 1/15/2053	1,090,000	1,174,279
6.95%, 3/15/2034	845,000	936,809
PacifiCorp:
2.70%, 9/15/2030	330,000	304,989
2.90%, 6/15/2052	100,000	60,980
3.30%, 3/15/2051	101,000	66,790
3.50%, 6/15/2029	100,000	97,138
4.10%, 2/1/2042	128,000	105,709
4.15%, 2/15/2050	523,000	407,605
5.10%, 2/15/2029 (a)	113,000	115,862
5.30%, 2/15/2031	430,000	446,383
5.35%, 12/1/2053	1,303,000	1,203,034
5.45%, 2/15/2034	650,000	665,684
5.50%, 5/15/2054 (a)	400,000	377,632
5.75%, 4/1/2037	335,000	346,326
5.80%, 1/15/2055	888,000	870,862
6.25%, 10/15/2037	445,000	476,915
6.35%, 7/15/2038	100,000	107,441
7.70%, 11/15/2031	310,000	360,291
PECO Energy Co.:
3.05%, 3/15/2051	32,000	21,305
3.70%, 9/15/2047	510,000	397,106
4.60%, 5/15/2052	100,000	88,465
4.88%, 9/15/2035	160,000	160,797
5.65%, 9/15/2055	195,000	199,393
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	66,034
5.15%, 5/15/2030	700,000	720,272
Potomac Electric Power Co. 5.20%, 3/15/2034	75,000	77,265
PPL Capital Funding, Inc. 5.25%, 9/1/2034	510,000	521,587
PPL Electric Utilities Corp.:
4.75%, 7/15/2043	750,000	694,402

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 8/15/2055	$1,204,000	$1,214,198
Progress Energy, Inc. 6.00%, 12/1/2039	400,000	424,144
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051 (a)	587,000	360,635
4.10%, 6/15/2048	1,483,000	1,192,095
Series 39, 4.50%, 6/1/2052	165,000	138,651
5.15%, 9/15/2035	250,000	253,340
5.35%, 5/15/2034	1,815,000	1,874,568
5.75%, 5/15/2054 (a)	710,000	722,716
5.85%, 5/15/2055	1,065,000	1,096,950
6.50%, 8/1/2038	85,000	94,268
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	200,000	178,766
4.40%, 7/1/2028	100,000	100,963
5.15%, 1/15/2053	217,000	205,811
5.35%, 10/1/2033	355,000	371,607
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	30,000	26,434
5.45%, 1/15/2036 (a)	955,000	975,657
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	88,000	82,100
Series MTN, 3.20%, 8/1/2049	20,000	14,077
Series MTN, 3.65%, 9/1/2042	203,000	163,730
Series MTN, 3.80%, 1/1/2043	100,000	81,903
Series MTN, 3.80%, 3/1/2046	230,000	184,522
Series MTN, 4.65%, 3/15/2033	749,000	753,067
Series MTN, 4.90%, 12/15/2032	355,000	363,257
Series MTN, 5.13%, 3/15/2053	45,000	42,948
5.20%, 8/1/2033	111,000	115,322
5.30%, 8/1/2054	140,000	136,772
5.45%, 8/1/2053	110,000	109,734
Series MTN, 5.45%, 3/1/2054	250,000	249,485
Public Service Enterprise Group, Inc.:
5.20%, 4/1/2029	460,000	474,623
5.45%, 4/1/2034	241,000	249,464
5.88%, 10/15/2028 (a)	225,000	235,609
6.13%, 10/15/2033	285,000	307,737
Puget Energy, Inc.:
4.10%, 6/15/2030 (a)	420,000	410,143
5.73%, 3/15/2035	650,000	669,636
Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	$50,000	$34,629
4.30%, 5/20/2045	337,000	279,360
5.69%, 6/15/2054	459,000	464,857
6.27%, 3/15/2037	160,000	175,296
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	2,068,000	1,825,713
Series UUU, 3.32%, 4/15/2050	175,000	122,593
Series RRR, 3.75%, 6/1/2047	492,000	377,566
4.10%, 6/15/2049	772,000	619,515
4.15%, 5/15/2048	1,060,000	859,088
5.35%, 4/1/2053	670,000	644,151
5.55%, 4/15/2054	165,000	162,990
Sempra:
3.80%, 2/1/2038	277,000	237,065
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	150,000	146,499
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (d)	230,000	234,931
Southern California Edison Co.:
2.25%, 6/1/2030	1,200,000	1,075,896
Series G, 2.50%, 6/1/2031	69,000	61,098
2.75%, 2/1/2032	265,000	233,094
3.65%, 2/1/2050	500,000	349,910
Series 2013-A, 3.90%, 3/15/2043	227,000	177,473
4.00%, 4/1/2047	504,000	380,465
4.05%, 3/15/2042	331,000	266,303
Series C, 4.13%, 3/1/2048	186,000	142,443
4.50%, 9/1/2040	292,000	258,204
Series B, 4.88%, 3/1/2049	900,000	765,072
5.20%, 6/1/2034	195,000	194,056
5.30%, 3/1/2028	299,000	304,801
Series E, 5.45%, 6/1/2052 (a)	483,000	438,646
5.65%, 10/1/2028	1,016,000	1,047,384
5.70%, 3/1/2053	255,000	239,779
5.75%, 4/15/2054	100,000	94,200
5.88%, 12/1/2053 (a)	37,000	35,759
5.90%, 3/1/2055 (a)	100,000	97,070
5.95%, 11/1/2032	1,000,000	1,055,100
6.20%, 9/15/2055	100,000	101,157
Southern Co.:
4.25%, 7/1/2036	277,000	257,627
4.85%, 6/15/2028	600,000	611,178
5.20%, 6/15/2033	483,000	496,582
5.70%, 10/15/2032	200,000	212,042
5.70%, 3/15/2034	285,000	301,242
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (d)	775,000	826,669

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	$125,000	$124,228
Series B, 4.90%, 10/1/2035	125,000	123,288
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	500,000	376,145
6.20%, 3/15/2040	100,000	105,799
System Energy Resources, Inc. 5.30%, 12/15/2034	100,000	100,673
Tampa Electric Co.:
2.40%, 3/15/2031 (a)	50,000	45,323
3.45%, 3/15/2051	165,000	118,498
3.63%, 6/15/2050	125,000	91,995
4.90%, 3/1/2029 (a)	100,000	102,274
5.00%, 7/15/2052	40,000	36,427
Tucson Electric Power Co.:
5.20%, 9/15/2034	34,000	34,636
5.50%, 4/15/2053	100,000	97,049
5.90%, 4/15/2055	200,000	204,372
Union Electric Co.:
5.20%, 4/1/2034	1,235,000	1,272,420
5.25%, 1/15/2054	950,000	908,466
5.45%, 3/15/2053	300,000	294,090
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	261,000	259,805
Series A, 3.80%, 4/1/2028	1,217,000	1,211,730
Series B, 3.80%, 9/15/2047 (a)	862,000	667,567
Series C, 4.63%, 5/15/2052	680,000	587,527
Series C, 4.90%, 9/15/2035 (a)	250,000	248,685
5.30%, 8/15/2033 (a)	250,000	259,235
5.35%, 1/15/2054 (a)	150,000	144,165
5.45%, 4/1/2053	200,000	195,146
5.55%, 8/15/2054	285,000	282,253
Series D, 5.60%, 9/15/2055	115,000	114,653
Series B, 6.00%, 1/15/2036	150,000	161,181
6.35%, 11/30/2037	182,000	200,757
8.88%, 11/15/2038	550,000	740,003
WEC Energy Group, Inc. 2.20%, 12/15/2028	100,000	94,332
Wisconsin Electric Power Co.:
4.15%, 10/15/2030	310,000	308,952
5.05%, 10/1/2054 (a)	200,000	187,418
Wisconsin Power & Light Co. 5.38%, 3/30/2034	230,000	238,363
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	150,000	105,870
4.75%, 11/1/2044	200,000	182,500
Xcel Energy, Inc.:
1.75%, 3/15/2027	100,000	96,618
3.50%, 12/1/2049	30,000	21,518
5.45%, 8/15/2033	100,000	103,564
Security Description	Principal Amount	Value
5.50%, 3/15/2034	$350,000	$361,441
5.60%, 4/15/2035 (a)	200,000	207,538
6.50%, 7/1/2036	624,000	689,664
		162,853,960
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	186,000	167,219
Emerson Electric Co.:
0.88%, 10/15/2026	20,000	19,381
1.80%, 10/15/2027	450,000	431,892
2.00%, 12/21/2028	244,000	229,660
2.20%, 12/21/2031	261,000	231,515
2.80%, 12/21/2051	100,000	64,185
5.25%, 11/15/2039	35,000	35,627
		1,179,479
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	100,000	98,736
5.60%, 5/29/2034	803,000	838,340
Amphenol Corp.:
2.20%, 9/15/2031	101,000	89,606
2.80%, 2/15/2030	342,000	323,659
4.38%, 6/12/2028	165,000	166,492
5.00%, 1/15/2035	185,000	188,737
5.05%, 4/5/2027	325,000	330,193
5.25%, 4/5/2034	400,000	417,120
5.38%, 11/15/2054 (a)	465,000	464,949
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	133,954
3.88%, 1/12/2028	500,000	494,345
5.88%, 4/10/2034	605,000	633,453
Avnet, Inc. 5.50%, 6/1/2032	138,000	140,404
Flex Ltd. 6.00%, 1/15/2028	195,000	201,548
Fortive Corp. 4.30%, 6/15/2046	220,000	185,251
Honeywell International, Inc.:
1.10%, 3/1/2027	100,000	96,061
1.75%, 9/1/2031 (a)	500,000	433,045
1.95%, 6/1/2030	395,000	357,799
2.50%, 11/1/2026	1,306,000	1,285,013
2.80%, 6/1/2050	100,000	65,004
3.81%, 11/21/2047	700,000	550,284
4.65%, 7/30/2027	200,000	202,396
4.70%, 2/1/2030	3,000	3,058
4.75%, 2/1/2032	231,000	234,987
4.95%, 9/1/2031	100,000	103,433
5.00%, 2/15/2033	460,000	472,848
5.00%, 3/1/2035	51,000	51,796
5.35%, 3/1/2064	450,000	432,504
Hubbell, Inc. 3.15%, 8/15/2027	723,000	710,586

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jabil, Inc.:
3.00%, 1/15/2031 (a)	$250,000	$230,445
5.45%, 2/1/2029	250,000	258,042
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	54,201
4.60%, 4/6/2027	265,000	266,328
5.35%, 7/30/2030 (a)	125,000	130,013
TD SYNNEX Corp.:
2.38%, 8/9/2028	100,000	94,923
6.10%, 4/12/2034	751,000	797,014
Trimble, Inc. 6.10%, 3/15/2033	883,000	949,666
Tyco Electronics Group SA:
3.13%, 8/15/2027	455,000	448,148
4.50%, 2/9/2031 (a)	1,300,000	1,316,042
Vontier Corp. 2.95%, 4/1/2031	374,000	341,649
		14,592,072
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	180,000	190,332
MasTec, Inc. 5.90%, 6/15/2029	70,000	73,224
		263,556
ENVIRONMENTAL CONTROL — 0.5%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	79,591
Republic Services, Inc.:
1.45%, 2/15/2031	202,000	174,991
2.30%, 3/1/2030	200,000	184,988
5.00%, 12/15/2033	200,000	206,508
5.00%, 4/1/2034	1,812,000	1,858,677
5.15%, 3/15/2035	155,000	160,101
6.20%, 3/1/2040	1,001,000	1,105,775
Veralto Corp. 5.45%, 9/18/2033	100,000	104,510
Waste Connections, Inc.:
2.95%, 1/15/2052	850,000	556,401
3.20%, 6/1/2032 (a)	61,000	56,553
4.20%, 1/15/2033	110,000	107,909
4.25%, 12/1/2028	358,000	360,291
5.00%, 3/1/2034	1,197,000	1,221,670
5.25%, 9/1/2035	145,000	149,440
Waste Management, Inc.:
2.50%, 11/15/2050 (a)	200,000	121,478
2.95%, 6/1/2041	100,000	75,813
3.15%, 11/15/2027	115,000	113,111
4.15%, 4/15/2032	590,000	583,480
4.15%, 7/15/2049 (a)	160,000	133,926
4.63%, 2/15/2033 (a)	1,240,000	1,253,590
4.80%, 3/15/2032	429,000	437,992
4.95%, 3/15/2035	250,000	253,908
Security Description	Principal Amount	Value
5.35%, 10/15/2054 (a)	$200,000	$197,032
		9,497,735
FOOD — 1.3%
Campbell's Co.:
4.15%, 3/15/2028	150,000	149,853
4.80%, 3/15/2048	200,000	176,582
5.20%, 3/19/2027	538,000	546,231
5.25%, 10/13/2054	230,000	213,665
Conagra Brands, Inc.:
1.38%, 11/1/2027	235,000	221,429
5.00%, 8/1/2030 (a)	155,000	156,579
5.30%, 10/1/2026	328,000	331,231
5.30%, 11/1/2038	567,000	544,439
5.40%, 11/1/2048 (a)	500,000	457,035
5.75%, 8/1/2035 (a)	250,000	254,565
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	97,643
3.50%, 10/1/2026	250,000	247,725
5.75%, 3/15/2035 (a)	389,000	396,076
General Mills, Inc.:
3.20%, 2/10/2027	105,000	103,768
4.15%, 2/15/2043	1,300,000	1,088,828
5.50%, 10/17/2028	100,000	103,781
Hershey Co.:
3.38%, 8/15/2046	50,000	37,529
4.50%, 5/4/2033	309,000	310,029
4.95%, 2/24/2032	540,000	556,508
Hormel Foods Corp.:
3.05%, 6/3/2051	50,000	33,460
4.80%, 3/30/2027	210,000	212,404
Ingredion, Inc. 3.20%, 10/1/2026	108,000	106,852
J.M. Smucker Co.:
2.13%, 3/15/2032	600,000	515,808
4.25%, 3/15/2035	120,000	113,232
4.38%, 3/15/2045	25,000	21,063
6.20%, 11/15/2033	553,000	600,337
6.50%, 11/15/2053 (a)	300,000	331,266
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
3.00%, 5/15/2032	500,000	446,855
3.63%, 1/15/2032	250,000	233,267
5.75%, 4/1/2033 (a)	200,000	208,722
6.50%, 12/1/2052	800,000	843,224
6.75%, 3/15/2034	614,000	678,826
7.25%, 11/15/2053	600,000	686,844
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (a) (c)	433,000	440,668
6.38%, 4/15/2066 (a) (c)	100,000	102,874

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	$370,000	$386,335
Kellanova:
5.75%, 5/16/2054	200,000	202,192
Series B, 7.45%, 4/1/2031	100,000	114,595
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	75,000	72,778
4.25%, 3/1/2031	465,000	458,016
4.38%, 6/1/2046	500,000	415,980
5.00%, 6/4/2042	600,000	554,064
5.20%, 7/15/2045	503,000	465,044
6.50%, 2/9/2040	400,000	431,836
6.75%, 3/15/2032	637,000	704,140
6.88%, 1/26/2039	846,000	943,595
Kroger Co.:
1.70%, 1/15/2031 (a)	90,000	78,671
2.65%, 10/15/2026	220,000	216,907
4.45%, 2/1/2047	505,000	430,134
5.00%, 9/15/2034	150,000	151,210
5.00%, 4/15/2042	675,000	639,967
5.15%, 8/1/2043	95,000	90,097
5.40%, 1/15/2049	242,000	233,099
5.65%, 9/15/2064	510,000	498,199
6.90%, 4/15/2038	285,000	326,901
McCormick & Co., Inc.:
4.20%, 8/15/2047	201,000	164,233
4.70%, 10/15/2034	342,000	335,379
Mondelez International, Inc.:
2.63%, 3/17/2027 (a)	190,000	186,141
2.75%, 4/13/2030	150,000	140,634
4.25%, 5/6/2028	215,000	215,924
4.50%, 5/6/2030 (a)	1,075,000	1,083,804
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	575,000	526,550
6.25%, 7/1/2033	250,000	266,495
6.88%, 5/15/2034	410,000	452,427
Sysco Corp.:
2.40%, 2/15/2030 (a)	103,000	95,342
3.25%, 7/15/2027	41,000	40,456
3.30%, 2/15/2050	301,000	210,474
4.50%, 4/1/2046	148,000	127,799
4.85%, 10/1/2045	10,000	9,100
5.10%, 9/23/2030	100,000	103,112
5.40%, 3/23/2035	150,000	154,965
5.75%, 1/17/2029	330,000	345,177
6.00%, 1/17/2034	420,000	455,179
Tyson Foods, Inc.:
4.55%, 6/2/2047	500,000	428,275
5.15%, 8/15/2044	150,000	140,849
5.70%, 3/15/2034 (a)	101,000	106,433
		24,571,706
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$200,000	$197,700
Georgia-Pacific LLC:
7.75%, 11/15/2029 (a)	200,000	226,918
8.88%, 5/15/2031	1,250,000	1,524,062
International Paper Co.:
4.80%, 6/15/2044	400,000	356,592
5.15%, 5/15/2046 (a)	235,000	218,266
7.30%, 11/15/2039	205,000	238,232
Suzano Austria GmbH:
2.50%, 9/15/2028 (a)	50,000	47,268
3.13%, 1/15/2032 (a)	200,000	179,094
3.75%, 1/15/2031	1,216,000	1,150,543
5.00%, 1/15/2030	559,000	562,734
Suzano Netherlands BV 5.50%, 1/15/2036	145,000	145,186
		4,846,595
GAS — 0.5%
Atmos Energy Corp.:
2.85%, 2/15/2052	100,000	63,355
3.38%, 9/15/2049	100,000	72,015
4.13%, 3/15/2049	247,000	202,231
5.20%, 8/15/2035	85,000	87,035
5.45%, 1/15/2056 (b)	185,000	182,963
5.90%, 11/15/2033	950,000	1,030,104
6.20%, 11/15/2053	250,000	274,475
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	33,000	29,220
4.40%, 7/1/2032	621,000	613,473
5.40%, 7/1/2034	890,000	918,845
National Fuel Gas Co.:
3.95%, 9/15/2027 (a)	151,000	150,031
5.50%, 10/1/2026	219,000	221,332
NiSource, Inc.:
4.38%, 5/15/2047	200,000	168,826
4.80%, 2/15/2044	350,000	318,395
5.25%, 3/30/2028 (a)	176,000	180,525
5.25%, 2/15/2043	198,000	192,173
5.35%, 4/1/2034	224,000	230,579
5.35%, 7/15/2035	1,250,000	1,276,862
5.85%, 4/1/2055	220,000	223,489
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (d)	574,000	588,551
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	150,000	112,112
4.65%, 8/1/2043	50,000	45,169
5.40%, 6/15/2033 (a)	150,000	155,854
Southern California Gas Co.:
5.45%, 6/15/2035	205,000	212,679
5.75%, 6/1/2053 (a)	360,000	363,618

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/15/2055	$516,000	$540,412
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	20,000	13,087
Series A, 4.05%, 9/15/2028	70,000	69,925
4.40%, 6/1/2043	5,000	4,294
4.40%, 5/30/2047	100,000	83,923
Series B, 5.10%, 9/15/2035 (a)	125,000	125,355
5.15%, 9/15/2032 (a)	250,000	256,590
5.88%, 3/15/2041	275,000	285,376
Southwest Gas Corp. 4.05%, 3/15/2032	128,000	122,939
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	230,000	168,827
Series K, 3.80%, 9/15/2046	100,000	76,895
		9,661,534
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	75,000	68,441
Regal Rexnord Corp. 6.40%, 4/15/2033	1,100,000	1,180,509
Snap-on, Inc.:
3.25%, 3/1/2027	200,000	197,686
4.10%, 3/1/2048 (a)	467,000	388,932
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	715,000	651,186
2.75%, 11/15/2050 (a)	245,000	145,295
4.85%, 11/15/2048	700,000	610,785
		3,242,834
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	668,000	629,016
3.75%, 11/30/2026	1,000,000	999,520
4.90%, 11/30/2046	298,000	285,997
Agilent Technologies, Inc. 2.10%, 6/4/2030	346,000	313,957
Baxter International, Inc.:
1.92%, 2/1/2027	800,000	775,760
2.27%, 12/1/2028	300,000	281,571
2.54%, 2/1/2032	700,000	613,802
3.50%, 8/15/2046 (a)	330,000	235,963
Boston Scientific Corp. 2.65%, 6/1/2030	241,000	225,470
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	520,000	478,202
DH Europe Finance II SARL 2.60%, 11/15/2029	1,500,000	1,413,030
GE HealthCare Technologies, Inc.:
4.80%, 1/15/2031	125,000	127,074
5.86%, 3/15/2030	300,000	317,943
5.91%, 11/22/2032 (a)	1,310,000	1,409,101
Security Description	Principal Amount	Value
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	$228,000	$229,687
4.50%, 3/30/2033	696,000	696,306
Medtronic, Inc. 4.63%, 3/15/2045	233,000	214,069
Revvity, Inc.:
2.55%, 3/15/2031	50,000	44,734
3.30%, 9/15/2029	584,000	558,771
Smith & Nephew PLC 5.15%, 3/20/2027	350,000	354,770
Solventum Corp.:
5.40%, 3/1/2029	477,000	492,288
5.45%, 2/25/2027	77,000	78,247
5.60%, 3/23/2034	510,000	531,318
5.90%, 4/30/2054 (a)	95,000	97,659
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051 (a)	150,000	110,342
Stryker Corp.:
4.63%, 3/15/2046 (a)	320,000	289,514
4.85%, 2/10/2030 (a)	160,000	164,030
5.20%, 2/10/2035	135,000	139,170
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	210,000	177,452
4.20%, 3/1/2031 (b)	250,000	249,681
4.47%, 10/7/2032 (b)	250,000	250,039
4.79%, 10/7/2035 (b)	350,000	350,135
4.80%, 11/21/2027	145,000	147,452
4.89%, 10/7/2037 (b)	250,000	250,001
5.00%, 1/31/2029	222,000	228,365
5.09%, 8/10/2033 (a)	300,000	310,944
5.20%, 1/31/2034 (a)	75,000	78,028
5.30%, 2/1/2044	200,000	200,304
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,238,000	1,273,134
		15,622,846
HEALTH CARE SERVICES — 3.8%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	65,000	65,020
5.76%, 12/1/2034	700,000	720,657
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	200,000	183,406
3.39%, 10/15/2049	150,000	108,866
4.27%, 8/15/2048	300,000	253,071
Aetna, Inc.:
4.75%, 3/15/2044	450,000	389,731
6.75%, 12/15/2037	349,000	385,537
AHS Hospital Corp. 5.02%, 7/1/2045	10,000	9,581
Ascension Health:
Series B, 2.53%, 11/15/2029	1,300,000	1,221,597

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 11/15/2046	$200,000	$163,780
4.85%, 11/15/2053	100,000	91,096
Banner Health Series 2020, 3.18%, 1/1/2050 (a)	80,000	55,299
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	334,000	242,020
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	259,000	229,782
Series 2021, 2.84%, 11/15/2050	50,000	32,128
4.19%, 11/15/2045	5,000	4,238
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	100,000	65,405
Centene Corp.:
2.45%, 7/15/2028	159,000	147,934
2.50%, 3/1/2031	709,000	611,080
3.00%, 10/15/2030	1,100,000	982,949
3.38%, 2/15/2030	1,000,000	920,680
4.25%, 12/15/2027	347,000	341,104
4.63%, 12/15/2029	1,110,000	1,076,578
Children's Health System of Texas 2.51%, 8/15/2050 (a)	130,000	77,609
Children's Hospital Series 2020, 2.93%, 7/15/2050 (a)	300,000	194,691
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	150,000	92,685
Series 2017, 4.12%, 1/1/2047	50,000	41,964
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	100,000	87,882
Cigna Group:
2.38%, 3/15/2031	235,000	211,462
3.40%, 3/1/2027	300,000	297,204
3.40%, 3/15/2050	900,000	632,079
3.40%, 3/15/2051	250,000	173,955
3.88%, 10/15/2047	816,000	632,898
4.38%, 10/15/2028	937,000	941,619
4.50%, 9/15/2030	1,000,000	1,003,220
4.80%, 7/15/2046	316,000	282,634
4.88%, 9/15/2032	180,000	181,814
4.90%, 12/15/2048	400,000	359,196
5.25%, 2/15/2034	570,000	586,935
5.25%, 1/15/2036	1,000,000	1,012,690
5.40%, 3/15/2033	100,000	104,243
5.60%, 2/15/2054	454,000	445,256
6.00%, 1/15/2056	155,000	160,916
Security Description	Principal Amount	Value
City of Hope:
Series 2018, 4.38%, 8/15/2048	$143,000	$117,912
Series 2013, 5.62%, 11/15/2043	450,000	446,206
CommonSpirit Health:
2.78%, 10/1/2030	1,051,000	972,354
3.35%, 10/1/2029	100,000	96,395
AGM, 3.82%, 10/1/2049	22,000	16,493
3.91%, 10/1/2050	203,000	152,802
4.19%, 10/1/2049	300,000	237,738
4.35%, 11/1/2042	600,000	518,178
6.46%, 11/1/2052	100,000	108,996
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	200,000	129,488
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	170,000	134,652
Dignity Health 5.27%, 11/1/2064	650,000	587,242
Elevance Health, Inc.:
2.55%, 3/15/2031	150,000	136,229
2.88%, 9/15/2029	100,000	94,972
3.65%, 12/1/2027	100,000	99,275
4.00%, 9/15/2028	465,000	462,926
4.38%, 12/1/2047	100,000	83,480
4.50%, 10/30/2026	70,000	70,286
4.55%, 3/1/2048	750,000	639,660
4.60%, 9/15/2032	500,000	496,960
4.63%, 5/15/2042	200,000	180,320
4.75%, 2/15/2033	250,000	250,725
4.95%, 11/1/2031	520,000	529,448
5.00%, 1/15/2036	290,000	287,953
5.10%, 1/15/2044	850,000	803,377
5.13%, 2/15/2053	300,000	273,939
5.15%, 6/15/2029	87,000	89,522
5.65%, 6/15/2054 (a)	200,000	196,488
5.70%, 2/15/2055 (a)	115,000	113,856
5.70%, 9/15/2055 (a)	500,000	495,580
5.85%, 11/1/2064	458,000	455,069
6.10%, 10/15/2052	220,000	229,343
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	110,000	71,102
4.50%, 7/1/2057	125,000	106,691
Hartford HealthCare Corp. 3.45%, 7/1/2054	162,000	118,364
HCA, Inc.:
2.38%, 7/15/2031	300,000	266,118
3.13%, 3/15/2027	100,000	98,608
3.50%, 9/1/2030 (a)	350,000	334,285
3.50%, 7/15/2051	230,000	157,421
3.63%, 3/15/2032	676,000	634,440
4.13%, 6/15/2029	143,000	141,753

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/15/2042	$430,000	$368,441
4.50%, 2/15/2027	200,000	200,392
4.63%, 3/15/2052	175,000	144,424
5.25%, 3/1/2030	236,000	243,623
5.25%, 6/15/2049	800,000	730,184
5.45%, 4/1/2031	942,000	979,294
5.45%, 9/15/2034	191,000	195,823
5.50%, 3/1/2032	200,000	208,242
5.50%, 6/1/2033	600,000	623,748
5.63%, 9/1/2028	1,676,000	1,729,146
5.88%, 2/1/2029	262,000	272,844
5.90%, 6/1/2053	500,000	493,740
5.95%, 9/15/2054 (a)	300,000	299,049
6.00%, 4/1/2054	265,000	265,538
6.10%, 4/1/2064 (a)	160,000	160,613
6.20%, 3/1/2055	125,000	129,059
Humana, Inc.:
1.35%, 2/3/2027	185,000	178,088
4.80%, 3/15/2047	942,000	803,422
5.75%, 4/15/2054	600,000	572,616
5.88%, 3/1/2033 (a)	200,000	210,370
5.95%, 3/15/2034	300,000	315,315
Icon Investments Six DAC 6.00%, 5/8/2034	1,000,000	1,049,420
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	588,000	427,311
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	75,295
IQVIA, Inc. 5.70%, 5/15/2028	1,003,000	1,034,695
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	249,000	165,142
Series 2019, 3.27%, 11/1/2049	550,000	389,774
4.88%, 4/1/2042	410,000	389,578
Laboratory Corp. of America Holdings:
4.35%, 4/1/2030	361,000	361,144
4.70%, 2/1/2045 (a)	230,000	206,174
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	100,000	70,161
Series 2017, 3.77%, 7/1/2048	350,000	273,710
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	300,000	194,427
Series 2016, 4.13%, 11/15/2052	235,000	188,971
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	300,000	254,493
Memorial Health Services 3.45%, 11/1/2049 (a)	160,000	115,098
Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	$225,000	$149,704
4.13%, 7/1/2052 (a)	30,000	24,519
Methodist Hospital Series 20A, 2.71%, 12/1/2050	180,000	112,610
Montefiore Obligated Group:
4.29%, 9/1/2050	285,000	192,423
Series 18-C, 5.25%, 11/1/2048	180,000	147,359
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (a)	240,000	169,529
4.02%, 8/1/2045	140,000	117,100
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	193,000	143,231
3.98%, 11/1/2046 (a)	71,000	56,271
4.26%, 11/1/2047	385,000	315,685
Novant Health, Inc.:
2.64%, 11/1/2036	150,000	120,042
3.17%, 11/1/2051	165,000	111,982
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	70,000	48,683
4.78%, 7/1/2044	400,000	367,440
Series 13-A, 5.75%, 7/1/2043	10,000	10,318
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	429,000	361,338
Orlando Health Obligated Group 5.48%, 10/1/2035 (a)	250,000	261,320
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	64,694
Series 2018, 4.79%, 11/15/2048	280,000	240,136
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	100,000	71,250
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	305,000	181,969
Series H, 2.75%, 10/1/2026	64,000	62,972
Series A, 3.93%, 10/1/2048	200,000	153,772
5.37%, 10/1/2032	115,000	118,452
5.40%, 10/1/2033	793,000	815,910
Quest Diagnostics, Inc. 6.40%, 11/30/2033	750,000	832,005

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	$280,000	$276,343
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	70,000	44,035
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	300,000	288,768
Series 2018, 3.80%, 11/15/2048	425,000	334,488
Sutter Health:
Series 20A, 2.29%, 8/15/2030 (a)	345,000	315,361
Series 2018, 3.70%, 8/15/2028 (a)	123,000	121,913
5.16%, 8/15/2033	592,000	608,144
Series 2025, 5.21%, 8/15/2032	570,000	591,004
Series 2025, 5.54%, 8/15/2035	125,000	131,406
Toledo Hospital AGM, 5.75%, 11/15/2038 (a)	587,000	592,171
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	150,000	112,695
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	100,000	93,786
UnitedHealth Group, Inc.:
3.05%, 5/15/2041	101,000	76,815
3.25%, 5/15/2051	1,501,000	1,022,947
3.88%, 8/15/2059	250,000	182,910
4.20%, 5/15/2032	102,000	100,492
4.20%, 1/15/2047	576,000	477,827
4.25%, 4/15/2047	200,000	166,296
4.25%, 6/15/2048	781,000	646,106
4.38%, 3/15/2042	111,000	98,579
4.40%, 6/15/2028	750,000	757,110
4.45%, 12/15/2048	269,000	228,507
4.50%, 4/15/2033	1,493,000	1,476,487
4.65%, 1/15/2031	115,000	116,544
4.75%, 7/15/2045	210,000	191,125
4.75%, 5/15/2052	1,877,000	1,651,798
4.95%, 1/15/2032	300,000	307,176
5.05%, 4/15/2053	225,000	206,199
5.25%, 2/15/2028	1,110,000	1,139,781
5.35%, 2/15/2033 (a)	2,075,000	2,168,728
5.38%, 4/15/2054	1,757,000	1,684,699
5.50%, 7/15/2044	370,000	370,622
5.50%, 4/15/2064 (a)	650,000	623,428
5.63%, 7/15/2054	750,000	745,920
5.75%, 7/15/2064	556,000	554,110
5.88%, 2/15/2053	728,000	749,410
5.95%, 6/15/2055	100,000	104,102
Security Description	Principal Amount	Value
6.63%, 11/15/2037	$715,000	$810,374
Universal Health Services, Inc.:
2.65%, 10/15/2030	100,000	90,272
2.65%, 1/15/2032	340,000	295,674
4.63%, 10/15/2029	486,000	485,475
UPMC:
5.04%, 5/15/2033	169,000	172,123
5.38%, 5/15/2043	500,000	489,755
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	301,000	192,216
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	500,000	438,165
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050 (a)	158,000	93,637
		69,254,738
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	194,362
4.85%, 10/15/2030 (a)	576,000	587,520
5.50%, 10/15/2035	555,000	575,124
Lennar Corp. 5.20%, 7/30/2030	240,000	247,392
MDC Holdings, Inc.:
2.50%, 1/15/2031	25,000	22,081
3.97%, 8/6/2061	375,000	251,329
6.00%, 1/15/2043	325,000	308,847
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	50,000	50,794
NVR, Inc. 3.00%, 5/15/2030	200,000	189,040
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	399,000	402,563
7.88%, 6/15/2032	237,000	279,312
		3,108,364
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	150,000	147,068
3.50%, 11/15/2051	165,000	108,162
4.40%, 3/15/2029 (a)	928,000	914,609
		1,169,839
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.25%, 8/15/2032	170,000	159,429
4.20%, 5/1/2030	415,000	418,403
Conopco, Inc. Series E, 7.25%, 12/15/2026	200,000	207,562
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,000,000	930,470

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 12/1/2049 (a)	$400,000	$265,848
4.15%, 3/15/2047	491,000	396,934
4.38%, 5/15/2028	100,000	100,723
4.65%, 5/15/2033 (a)	650,000	651,716
5.00%, 2/14/2034 (a)	381,000	386,322
6.00%, 5/15/2037	25,000	27,233
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	545,000	539,583
3.63%, 3/24/2032	773,000	732,387
Kenvue, Inc.:
4.85%, 5/22/2032	1,100,000	1,115,499
5.20%, 3/22/2063	149,000	138,047
Procter & Gamble Co.:
1.90%, 2/1/2027	306,000	298,558
2.45%, 11/3/2026	200,000	197,070
2.80%, 3/25/2027	729,000	718,779
3.00%, 3/25/2030 (a)	1,238,000	1,188,567
4.05%, 5/1/2030	440,000	441,958
4.55%, 1/29/2034	50,000	50,787
Unilever Capital Corp.:
1.38%, 9/14/2030	96,000	84,699
1.75%, 8/12/2031	300,000	263,067
2.13%, 9/6/2029 (a)	249,000	231,926
2.90%, 5/5/2027	320,000	315,514
3.50%, 3/22/2028	379,000	375,627
5.90%, 11/15/2032	700,000	767,676
		11,004,384
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	200,000	211,262
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	50,000	40,002
5.60%, 11/15/2032	36,000	38,170
Clorox Co. 1.80%, 5/15/2030	150,000	134,513
Kimberly-Clark Corp.:
3.10%, 3/26/2030	200,000	191,942
3.20%, 7/30/2046	495,000	361,102
3.95%, 11/1/2028	293,000	293,173
		1,270,164
INSURANCE — 2.5%
ACE Capital Trust II 9.70%, 4/1/2030	230,000	277,221
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (d)	250,000	252,152
Aflac, Inc. 4.75%, 1/15/2049	500,000	449,220
Alleghany Corp.:
3.63%, 5/15/2030	95,000	92,767
4.90%, 9/15/2044	50,000	46,868
Allstate Corp.:
4.50%, 6/15/2043	135,000	119,715
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	$470,000	$497,218
American Financial Group, Inc.:
4.50%, 6/15/2047	100,000	84,130
5.00%, 9/23/2035	65,000	63,642
American International Group, Inc.:
4.75%, 4/1/2048	200,000	180,736
4.85%, 5/7/2030	150,000	153,518
5.13%, 3/27/2033	380,000	390,610
American National Group, Inc.:
5.00%, 6/15/2027	135,000	136,112
6.00%, 7/15/2035	150,000	153,239
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	45,009
2.90%, 8/23/2051	203,000	128,067
3.90%, 2/28/2052	200,000	151,720
5.00%, 9/12/2032 (a)	200,000	205,716
5.35%, 2/28/2033	200,000	208,818
Aon Global Ltd.:
4.60%, 6/14/2044	666,000	588,371
4.75%, 5/15/2045	100,000	90,159
Aon North America, Inc.:
5.13%, 3/1/2027	100,000	101,428
5.15%, 3/1/2029	232,000	238,772
5.45%, 3/1/2034	200,000	208,348
5.75%, 3/1/2054	37,000	37,283
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	688,000	656,496
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	440,000	444,448
4.85%, 12/15/2029 (a)	165,000	168,366
5.55%, 2/15/2055	290,000	283,713
6.50%, 2/15/2034	465,000	515,266
6.75%, 2/15/2054	100,000	112,564
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	125,000	130,756
Assurant, Inc.:
2.65%, 1/15/2032	160,000	140,491
3.70%, 2/22/2030	150,000	145,431
5.55%, 2/15/2036	35,000	35,451
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	100,000	71,416
Athene Holding Ltd.:
3.45%, 5/15/2052	350,000	230,342
4.13%, 1/12/2028	255,000	254,477
5.88%, 1/15/2034 (a)	205,000	214,393
6.25%, 4/1/2054	260,000	264,943
6.63%, 5/19/2055 (a)	225,000	241,004
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (d)	40,000	40,532
6.65%, 2/1/2033 (a)	800,000	870,120

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (d)	$127,000	$123,539
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	382,000	250,703
3.85%, 3/15/2052	1,300,000	1,020,942
4.25%, 1/15/2049	700,000	601,440
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	100,000	98,684
3.85%, 12/22/2051	100,000	65,925
4.70%, 6/22/2047 (a)	1,021,000	811,971
Brown & Brown, Inc.:
2.38%, 3/15/2031	100,000	88,988
4.20%, 3/17/2032	150,000	144,927
4.60%, 12/23/2026 (a)	100,000	100,484
4.70%, 6/23/2028 (a)	275,000	277,786
4.90%, 6/23/2030	100,000	101,376
4.95%, 3/17/2052	25,000	22,063
5.25%, 6/23/2032	150,000	153,959
5.55%, 6/23/2035	100,000	102,828
Chubb Corp. Series 1, 6.50%, 5/15/2038	100,000	113,778
Chubb INA Holdings LLC:
4.15%, 3/13/2043	105,000	91,866
4.90%, 8/15/2035	600,000	603,480
Cincinnati Financial Corp. 6.13%, 11/1/2034	240,000	258,617
CNA Financial Corp.:
5.20%, 8/15/2035 (a)	250,000	250,535
5.50%, 6/15/2033	200,000	207,454
CNO Financial Group, Inc. 6.45%, 6/15/2034	132,000	140,155
Corebridge Financial, Inc.:
3.65%, 4/5/2027	125,000	123,954
3.90%, 4/5/2032	320,000	305,357
4.35%, 4/5/2042	100,000	86,922
5.75%, 1/15/2034 (a)	329,000	346,095
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (d)	426,000	437,195
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (d)	200,000	204,986
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (d)	50,000	49,617
Enstar Group Ltd. 3.10%, 9/1/2031	1,400,000	1,251,432
Equitable Holdings, Inc.:
4.35%, 4/20/2028	458,000	459,708
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (d)	819,000	856,256
Essent Group Ltd. 6.25%, 7/1/2029	100,000	104,759
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	206,000	145,446
Security Description	Principal Amount	Value
4.87%, 6/1/2044	$127,000	$115,473
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	600,000	612,300
6.50%, 6/4/2029	200,000	208,642
7.40%, 1/13/2028	300,000	315,084
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	197,000	199,529
5.75%, 5/20/2035 (c)	250,000	259,247
6.10%, 3/15/2055	100,000	102,826
6.50%, 5/20/2055 (c)	250,000	268,900
Fidelity National Financial, Inc. 3.20%, 9/17/2051	500,000	320,755
First American Financial Corp.:
4.00%, 5/15/2030	200,000	193,438
5.45%, 9/30/2034	100,000	100,274
Globe Life, Inc.:
2.15%, 8/15/2030	502,000	451,032
5.85%, 9/15/2034	82,000	86,068
Hanover Insurance Group, Inc. 5.50%, 9/1/2035	100,000	101,135
Hartford Insurance Group, Inc.:
4.30%, 4/15/2043	209,000	181,985
6.10%, 10/1/2041	166,000	176,295
Horace Mann Educators Corp.:
4.70%, 10/1/2030	125,000	123,781
7.25%, 9/15/2028	100,000	107,293
Jackson Financial, Inc.:
4.00%, 11/23/2051	402,000	290,063
5.17%, 6/8/2027	78,000	79,019
Kemper Corp. 3.80%, 2/23/2032	100,000	92,336
Lincoln National Corp.:
3.40%, 1/15/2031	100,000	94,451
3.80%, 3/1/2028 (a)	210,000	207,686
7.00%, 6/15/2040	134,000	152,646
Manulife Financial Corp. 5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	1,426,000	1,416,075
Markel Group, Inc.:
3.50%, 11/1/2027	200,000	197,350
5.00%, 5/20/2049	150,000	134,699
6.00%, 5/16/2054	150,000	153,740
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	723,000	605,845
4.90%, 3/15/2049	760,000	698,197
5.40%, 3/15/2055	150,000	147,201
5.45%, 3/15/2054	500,000	494,385
5.70%, 9/15/2053	874,000	895,430
5.88%, 8/1/2033	250,000	270,125
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,787
MetLife, Inc.:
4.05%, 3/1/2045	200,000	168,234
4.13%, 8/13/2042	1,219,000	1,048,767
4.72%, 12/15/2044 (a)	520,000	476,996

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/13/2043	$70,000	$65,910
5.00%, 7/15/2052	100,000	93,348
5.38%, 7/15/2033 (a)	100,000	105,319
5.88%, 2/6/2041	277,000	293,750
10.75%, 8/1/2069	1,032,000	1,385,243
MGIC Investment Corp. 5.25%, 8/15/2028	485,000	484,447
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	283,000	285,768
Old Republic International Corp.:
3.85%, 6/11/2051	178,000	128,979
5.75%, 3/28/2034	200,000	208,474
PartnerRe Finance B LLC:
3.70%, 7/2/2029	150,000	146,772
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (d)	300,000	285,132
Principal Financial Group, Inc.:
3.10%, 11/15/2026	479,000	473,683
4.30%, 11/15/2046 (a)	180,000	154,147
5.38%, 3/15/2033	310,000	322,161
Progressive Corp.:
4.13%, 4/15/2047	210,000	176,818
4.35%, 4/25/2044	185,000	162,412
4.95%, 6/15/2033 (a)	410,000	421,714
6.25%, 12/1/2032	118,000	131,234
6.63%, 3/1/2029	86,000	92,753
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (d)	429,000	399,828
3.94%, 12/7/2049	925,000	730,176
5.20%, 3/14/2035	121,000	124,378
Series MTN, 5.75%, 7/15/2033	262,000	284,545
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (d)	200,000	213,984
Series MTN, 6.63%, 6/21/2040	320,000	366,387
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (d)	1,018,000	1,095,052
Reinsurance Group of America, Inc. 3.15%, 6/15/2030	200,000	189,014
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,273,000	1,336,663
Selective Insurance Group, Inc. 5.90%, 4/15/2035	100,000	104,087
SiriusPoint Ltd. 7.00%, 4/5/2029	317,000	335,170
Stewart Information Services Corp. 3.60%, 11/15/2031	210,000	188,015
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	623,000	785,204
Security Description	Principal Amount	Value
Travelers Cos., Inc.:
4.00%, 5/30/2047	$150,000	$123,632
4.05%, 3/7/2048	500,000	413,090
4.10%, 3/4/2049	89,000	73,420
4.60%, 8/1/2043	314,000	286,208
5.05%, 7/24/2035	55,000	55,977
Series MTN, 6.25%, 6/15/2037	121,000	134,721
6.75%, 6/20/2036	248,000	285,592
Unum Group 4.00%, 6/15/2029	160,000	157,938
W.R. Berkley Corp. 4.00%, 5/12/2050	50,000	39,141
Willis North America, Inc.:
5.05%, 9/15/2048	300,000	273,396
5.35%, 5/15/2033 (a)	250,000	258,450
		44,993,496
INTERNET — 1.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (a)	330,000	245,810
3.25%, 2/9/2061	300,000	201,213
3.40%, 12/6/2027 (a)	297,000	293,314
4.00%, 12/6/2037	815,000	750,868
4.40%, 12/6/2057	945,000	810,640
4.88%, 5/26/2030 (c)	200,000	206,052
5.63%, 11/26/2054 (c)	170,000	177,162
Alphabet, Inc.:
1.90%, 8/15/2040	290,000	197,954
2.25%, 8/15/2060 (a)	427,000	230,482
5.25%, 5/15/2055	1,100,000	1,103,014
5.30%, 5/15/2065	210,000	208,700
Amazon.com, Inc.:
1.20%, 6/3/2027	832,000	798,595
1.50%, 6/3/2030	550,000	492,255
2.10%, 5/12/2031	889,000	799,753
2.50%, 6/3/2050 (a)	453,000	279,392
3.10%, 5/12/2051	774,000	537,373
3.15%, 8/22/2027	2,300,000	2,275,275
3.25%, 5/12/2061	3,285,000	2,200,950
3.30%, 4/13/2027	250,000	248,187
3.60%, 4/13/2032 (a)	260,000	251,436
3.95%, 4/13/2052	400,000	324,732
4.05%, 8/22/2047	865,000	731,591
4.25%, 8/22/2057	421,000	353,417
4.55%, 12/1/2027	569,000	577,683
AppLovin Corp. 5.13%, 12/1/2029	1,063,000	1,087,279
Baidu, Inc.:
3.43%, 4/7/2030 (a)	490,000	474,021
4.38%, 3/29/2028	235,000	236,499
eBay, Inc. 4.00%, 7/15/2042	798,000	665,883
Expedia Group, Inc.:
3.25%, 2/15/2030	100,000	95,516
3.80%, 2/15/2028	410,000	406,380

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 2/15/2035 (a)	$242,000	$248,459
JD.com, Inc. 3.38%, 1/14/2030	50,000	48,409
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,300,000	1,294,475
3.85%, 8/15/2032 (a)	933,000	907,762
4.30%, 8/15/2029 (a)	200,000	202,612
4.45%, 8/15/2052	610,000	523,368
4.55%, 8/15/2031	631,000	643,475
4.60%, 5/15/2028 (a)	586,000	597,843
4.95%, 5/15/2033	559,000	578,302
5.40%, 8/15/2054 (a)	200,000	197,702
5.55%, 8/15/2064	1,030,000	1,022,409
5.60%, 5/15/2053	275,000	278,534
5.75%, 5/15/2063	700,000	718,368
Netflix, Inc.:
4.38%, 11/15/2026	310,000	311,507
4.88%, 4/15/2028	894,000	913,561
4.90%, 8/15/2034 (a)	200,000	206,208
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	900,000	806,355
Uber Technologies, Inc.:
4.15%, 1/15/2031	180,000	178,367
4.80%, 9/15/2034	275,000	275,357
4.80%, 9/15/2035	155,000	153,503
5.35%, 9/15/2054	335,000	324,803
Weibo Corp. 3.38%, 7/8/2030 (a)	350,000	331,289
		28,024,094
INVESTMENT COMPANY SECURITIES — 1.5%
Apollo Debt Solutions BDC:
5.88%, 8/30/2030 (c)	500,000	509,070
6.70%, 7/29/2031 (a)	145,000	153,648
6.90%, 4/13/2029	1,038,000	1,090,793
ARES Capital Corp.:
2.88%, 6/15/2028	154,000	147,007
3.20%, 11/15/2031	495,000	443,589
5.10%, 1/15/2031	250,000	248,115
5.50%, 9/1/2030	526,000	532,312
5.80%, 3/8/2032 (a)	400,000	407,484
5.88%, 3/1/2029 (a)	800,000	823,440
5.95%, 7/15/2029	100,000	103,320
ARES Strategic Income Fund:
4.85%, 1/15/2029 (c)	250,000	247,433
5.15%, 1/15/2031 (c)	250,000	247,023
5.45%, 9/9/2028 (c)	145,000	146,122
5.70%, 3/15/2028	1,000,000	1,014,620
5.80%, 9/9/2030 (c)	175,000	177,868
6.20%, 3/21/2032 (a)	250,000	258,375
6.35%, 8/15/2029	151,000	156,388
Barings BDC, Inc.:
3.30%, 11/23/2026	100,000	98,305
5.20%, 9/15/2028	165,000	163,761
7.00%, 2/15/2029	157,000	163,212
Security Description	Principal Amount	Value
Barings Private Credit Corp. 6.15%, 6/11/2030 (a) (c)	$250,000	$249,438
Blackstone Private Credit Fund:
3.25%, 3/15/2027	200,000	196,186
4.00%, 1/15/2029 (a)	100,000	97,658
5.05%, 9/10/2030	210,000	207,438
5.60%, 11/22/2029	200,000	203,640
6.00%, 1/29/2032 (a)	450,000	464,283
6.00%, 11/22/2034 (a)	400,000	409,740
7.30%, 11/27/2028	1,106,000	1,181,197
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	312,000	295,626
5.30%, 6/30/2030	97,000	97,646
5.35%, 4/13/2028	948,000	961,281
Blue Owl Capital Corp.:
2.88%, 6/11/2028	650,000	614,971
3.13%, 4/13/2027	142,000	138,267
5.95%, 3/15/2029 (a)	438,000	446,234
6.20%, 7/15/2030	323,000	332,193
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	58,000	57,908
5.80%, 3/15/2030	435,000	440,994
6.60%, 9/15/2029	280,000	291,978
7.75%, 9/16/2027	340,000	357,245
7.75%, 1/15/2029	110,000	118,042
7.95%, 6/13/2028	413,000	442,645
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	114,000	110,686
6.10%, 3/15/2028 (c)	333,000	337,309
6.75%, 4/4/2029 (a)	300,000	309,519
Capital Southwest Corp. 5.95%, 9/18/2030	155,000	155,364
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031 (b)	210,000	208,775
6.75%, 2/18/2030 (a)	178,000	185,216
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b) (c)	250,000	247,515
7.20%, 6/15/2029	540,000	559,618
FS KKR Capital Corp.:
2.63%, 1/15/2027	100,000	97,216
3.13%, 10/12/2028	746,000	691,244
3.25%, 7/15/2027	50,000	48,299
6.13%, 1/15/2030 (a)	100,000	99,520
6.13%, 1/15/2031	250,000	247,678
6.88%, 8/15/2029 (a)	100,000	102,388
7.88%, 1/15/2029	445,000	467,504
Goldman Sachs BDC, Inc.:
5.65%, 9/9/2030	160,000	160,978
6.38%, 3/11/2027	150,000	153,501
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (a) (c)	80,000	81,231
6.25%, 5/6/2030 (c)	395,000	403,848

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	$100,000	$96,373
6.00%, 7/15/2029	439,000	448,636
7.05%, 12/5/2028	75,000	79,304
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (c)	700,000	703,500
5.80%, 9/12/2029	200,000	202,698
5.88%, 5/1/2030 (a)	70,000	71,229
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	200,000	205,458
6.38%, 7/1/2034	670,000	681,953
6.75%, 7/15/2035	175,000	180,472
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (c)	250,000	248,715
5.30%, 6/5/2027 (c)	65,000	65,398
5.45%, 1/14/2028	300,000	302,787
5.45%, 11/15/2030 (c)	250,000	249,808
5.85%, 6/5/2030 (a) (c)	460,000	468,087
5.95%, 4/14/2032 (a)	234,000	237,987
6.75%, 1/30/2029	153,000	159,525
Main Street Capital Corp.:
5.40%, 8/15/2028	500,000	502,065
6.50%, 6/4/2027	100,000	102,230
6.95%, 3/1/2029 (a)	56,000	58,704
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030 (a)	245,000	251,069
6.15%, 5/17/2029 (a)	200,000	207,004
MSD Investment Corp. 6.25%, 5/31/2030 (c)	225,000	227,736
New Mountain Finance Corp.:
6.20%, 10/15/2027	204,000	208,239
6.88%, 2/1/2029	113,000	116,062
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (c)	105,000	104,498
5.75%, 2/1/2030	100,000	100,397
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	100,000	103,263
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030 (a)	50,000	50,240
7.10%, 2/15/2029 (a)	394,000	407,739
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a) (c)	500,000	510,755
6.50%, 7/23/2029 (a)	111,000	115,209
8.40%, 11/14/2028 (a)	200,000	217,164
Sixth Street Lending Partners:
6.13%, 7/15/2030 (a) (c)	200,000	206,934
6.50%, 3/11/2029	380,000	395,025
Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	$125,000	$126,793
		27,816,960
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.55%, 11/29/2027	153,000	159,743
6.75%, 3/1/2041	799,000	869,464
7.00%, 10/15/2039	210,000	235,853
Gerdau Trade, Inc. 5.75%, 6/9/2035	275,000	284,713
Nucor Corp.:
3.95%, 5/1/2028	1,106,000	1,103,589
4.40%, 5/1/2048 (a)	420,000	359,490
5.20%, 8/1/2043	175,000	171,360
Steel Dynamics, Inc. 5.75%, 5/15/2055	100,000	101,628
Vale Overseas Ltd.:
3.75%, 7/8/2030	900,000	865,818
6.13%, 6/12/2033 (a)	1,306,000	1,393,241
6.40%, 6/28/2054 (a)	200,000	205,646
6.88%, 11/21/2036	100,000	112,492
8.25%, 1/17/2034	190,000	231,357
		6,094,394
IT SERVICES — 0.6%
Accenture Capital, Inc.:
3.90%, 10/4/2027 (a)	100,000	100,145
4.05%, 10/4/2029	485,000	484,670
4.25%, 10/4/2031	343,000	342,619
Apple, Inc.:
4.20%, 5/12/2030	220,000	222,385
4.50%, 5/12/2032	1,600,000	1,633,024
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033 (a)	548,000	575,762
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029 (b)	145,000	144,685
4.35%, 2/1/2030	100,000	99,757
4.50%, 2/15/2031 (b)	160,000	159,675
4.75%, 10/6/2032 (b)	145,000	144,384
5.00%, 4/1/2030	100,000	102,416
5.10%, 2/15/2036 (b)	250,000	248,557
5.30%, 4/1/2032	1,126,000	1,162,156
5.40%, 4/15/2034 (a)	250,000	258,060
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	106,000	110,444
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,860
4.15%, 9/15/2028	80,000	79,902
4.40%, 9/25/2027	180,000	180,760
4.40%, 10/15/2030	250,000	248,415
4.55%, 10/15/2029	100,000	100,463
4.85%, 10/15/2031	300,000	302,985

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/15/2034	$598,000	$593,102
5.60%, 10/15/2054 (a)	800,000	765,360
HP, Inc. 5.40%, 4/25/2030 (a)	150,000	155,790
IBM International Capital Pte. Ltd.:
4.75%, 2/5/2031	157,000	160,162
4.90%, 2/5/2034	100,000	101,161
5.25%, 2/5/2044	100,000	98,268
5.30%, 2/5/2054 (a)	440,000	421,146
International Business Machines Corp.:
4.65%, 2/10/2028	300,000	304,212
4.80%, 2/10/2030	100,000	102,339
5.00%, 2/10/2032 (a)	150,000	154,470
5.70%, 2/10/2055 (a)	300,000	303,969
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	105,000	112,242
Leidos, Inc.:
5.40%, 3/15/2032	161,000	167,240
5.50%, 3/15/2035	115,000	119,078
NetApp, Inc. 5.50%, 3/17/2032 (a)	100,000	103,963
		10,453,626
LEISURE TIME — 0.2%
Brunswick Corp.:
2.40%, 8/18/2031	600,000	521,538
4.40%, 9/15/2032 (a)	316,000	300,984
5.10%, 4/1/2052 (a)	100,000	80,226
5.85%, 3/18/2029 (a)	100,000	103,416
Harley-Davidson, Inc. 4.63%, 7/28/2045 (a)	100,000	81,312
Polaris, Inc. 6.95%, 3/15/2029 (a)	763,000	810,237
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	100,000	98,432
5.38%, 1/15/2036 (b)	135,000	135,861
7.50%, 10/15/2027	800,000	846,840
		2,978,846
LODGING — 0.3%
Choice Hotels International, Inc. 3.70%, 1/15/2031 (a)	500,000	468,205
Hyatt Hotels Corp.:
5.38%, 12/15/2031	200,000	204,582
5.50%, 6/30/2034	50,000	51,190
5.75%, 1/30/2027	120,000	122,260
5.75%, 3/30/2032 (a)	400,000	416,864
Las Vegas Sands Corp. 6.20%, 8/15/2034	1,150,000	1,204,843
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	242,000	224,157
4.20%, 7/15/2027	145,000	145,477
4.50%, 10/15/2031	500,000	497,780
Security Description	Principal Amount	Value
4.90%, 4/15/2029	$245,000	$250,135
5.00%, 10/15/2027	151,000	153,641
5.10%, 4/15/2032 (a)	385,000	395,068
5.25%, 10/15/2035	435,000	439,037
5.30%, 5/15/2034	418,000	428,964
5.50%, 4/15/2037	200,000	204,306
Sands China Ltd.:
2.85%, 3/8/2029	425,000	400,205
3.25%, 8/8/2031 (a)	100,000	91,911
5.40%, 8/8/2028	200,000	204,350
		5,902,975
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp.:
Series MTN, 3.60%, 8/12/2027 (a)	675,000	672,253
Series K, 4.10%, 8/15/2028	410,000	411,640
4.40%, 10/15/2027 (a)	982,000	992,507
4.40%, 3/3/2028	300,000	303,180
4.60%, 11/15/2027	390,000	395,850
5.00%, 5/14/2027	230,000	234,145
Caterpillar, Inc.:
3.25%, 9/19/2049	300,000	216,732
4.30%, 5/15/2044	100,000	88,620
4.75%, 5/15/2064	120,000	107,484
5.20%, 5/15/2035	380,000	393,258
5.50%, 5/15/2055 (a)	100,000	102,148
Eaton Capital ULC 4.45%, 5/9/2030	650,000	656,838
Oshkosh Corp. 3.10%, 3/1/2030	62,000	58,912
		4,633,567
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	100,000	101,474
5.80%, 3/21/2034	260,000	270,262
CNH Industrial Capital LLC:
4.50%, 10/8/2027	85,000	85,537
4.50%, 10/16/2030	500,000	498,945
5.50%, 1/12/2029	220,000	227,682
Deere & Co.:
3.75%, 4/15/2050	100,000	79,177
5.45%, 1/16/2035	500,000	526,280
5.70%, 1/19/2055	225,000	236,855
Dover Corp. 5.38%, 3/1/2041	145,000	145,673
Flowserve Corp. 2.80%, 1/15/2032	60,000	53,145
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	300,000	305,076
5.70%, 8/14/2033	555,000	589,471
5.70%, 6/15/2054 (a)	120,000	122,128

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp.:
Series MTN, 1.70%, 1/11/2027	$253,000	$246,197
Series MTN, 2.35%, 3/8/2027	250,000	244,797
Series MTN, 3.90%, 6/7/2032 (a)	534,000	520,639
Series MTN, 4.15%, 9/15/2027	200,000	200,966
Series MTN, 4.35%, 9/15/2032	250,000	250,625
Series MTN, 4.38%, 10/15/2030 (a)	485,000	488,584
4.40%, 9/8/2031	100,000	100,721
4.50%, 1/8/2027 (a)	200,000	201,640
4.50%, 1/8/2027	100,000	100,800
4.50%, 1/16/2029 (a)	40,000	40,595
Series I, 4.55%, 6/5/2030	398,000	404,189
Series MTN, 4.75%, 1/20/2028	350,000	356,807
Series MTN, 4.85%, 3/5/2027	100,000	101,322
Series MTN, 4.85%, 6/11/2029	150,000	154,078
Series MTN, 4.90%, 6/11/2027	118,000	120,031
Series MTN, 4.90%, 3/7/2031	200,000	206,112
Series MTN, 4.95%, 7/14/2028	1,150,000	1,180,751
Series I, 5.15%, 9/8/2033 (a)	1,575,000	1,647,781
Nordson Corp.:
5.60%, 9/15/2028	200,000	207,214
5.80%, 9/15/2033	99,000	105,616
nVent Finance SARL:
2.75%, 11/15/2031	859,000	767,139
5.65%, 5/15/2033 (a)	132,000	137,774
Otis Worldwide Corp. 5.13%, 9/4/2035	310,000	313,714
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	517,155
Rockwell Automation, Inc.:
2.80%, 8/15/2061	110,000	65,413
3.50%, 3/1/2029 (a)	215,000	210,887
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	103,000	104,460
4.90%, 5/29/2030	593,000	606,052
5.50%, 5/29/2035	800,000	827,504
Xylem, Inc. 4.38%, 11/1/2046	318,000	269,820
		13,941,088
Security Description	Principal Amount	Value
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (a)	$605,000	$517,093
3.50%, 6/1/2041	100,000	73,045
3.50%, 3/1/2042	400,000	288,120
3.75%, 2/15/2028	1,586,000	1,561,750
3.90%, 6/1/2052	300,000	202,968
3.95%, 6/30/2062	300,000	189,681
4.40%, 12/1/2061	298,000	206,580
4.80%, 3/1/2050	300,000	237,198
5.13%, 7/1/2049	330,000	272,877
5.38%, 4/1/2038	230,000	216,566
5.38%, 5/1/2047	1,012,000	873,973
5.50%, 4/1/2063	815,000	682,261
5.85%, 12/1/2035	375,000	378,675
6.38%, 10/23/2035	505,000	528,796
6.48%, 10/23/2045	781,000	771,464
6.65%, 2/1/2034	1,000,000	1,069,240
6.70%, 12/1/2055	125,000	126,246
6.83%, 10/23/2055	737,000	751,187
Comcast Corp.:
1.95%, 1/15/2031	235,000	208,678
2.35%, 1/15/2027 (a)	160,000	156,845
2.45%, 8/15/2052 (a)	150,000	82,644
2.65%, 2/1/2030	200,000	187,568
2.65%, 8/15/2062	330,000	173,293
2.89%, 11/1/2051	1,620,000	997,126
2.94%, 11/1/2056	1,681,000	996,749
2.99%, 11/1/2063	500,000	285,535
3.30%, 2/1/2027	100,000	99,159
3.30%, 4/1/2027	200,000	198,018
3.40%, 7/15/2046	400,000	289,004
3.45%, 2/1/2050	800,000	558,760
3.55%, 5/1/2028	500,000	494,880
3.75%, 4/1/2040	308,000	258,621
3.90%, 3/1/2038	412,000	362,251
3.97%, 11/1/2047	1,541,000	1,202,797
4.00%, 3/1/2048	200,000	156,322
4.00%, 11/1/2049	450,000	346,851
4.15%, 10/15/2028	524,000	526,211
4.25%, 1/15/2033	603,000	590,699
4.55%, 1/15/2029	403,000	408,872
4.70%, 10/15/2048	551,000	479,177
4.80%, 5/15/2033 (a)	270,000	272,503
4.95%, 5/15/2032	670,000	686,991
5.30%, 6/1/2034 (a)	200,000	207,504
5.35%, 5/15/2053	1,045,000	980,649
5.50%, 11/15/2032 (a)	663,000	702,429
5.50%, 5/15/2064 (a)	319,000	300,281
5.65%, 6/1/2054	742,000	726,292
6.05%, 5/15/2055 (a)	1,000,000	1,032,620
6.50%, 11/15/2035	200,000	223,816

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FactSet Research Systems, Inc. 2.90%, 3/1/2027	$550,000	$540,518
Fox Corp.:
4.71%, 1/25/2029	290,000	293,756
5.48%, 1/25/2039	200,000	200,796
6.50%, 10/13/2033	1,407,000	1,549,135
Grupo Televisa SAB:
5.00%, 5/13/2045	512,000	356,895
6.63%, 1/15/2040	340,000	312,225
8.50%, 3/11/2032	300,000	325,767
NBCUniversal Media LLC:
5.95%, 4/1/2041	112,000	117,624
6.40%, 4/30/2040	200,000	219,994
Paramount Global:
2.90%, 1/15/2027	100,000	97,968
4.20%, 5/19/2032	250,000	232,920
4.60%, 1/15/2045	48,000	37,398
4.85%, 7/1/2042	400,000	327,524
4.90%, 8/15/2044	200,000	161,780
4.95%, 1/15/2031	415,000	410,161
5.25%, 4/1/2044	150,000	124,149
5.50%, 5/15/2033	550,000	544,203
5.90%, 10/15/2040	100,000	91,555
6.88%, 4/30/2036	900,000	953,001
7.88%, 7/30/2030	350,000	390,814
TCI Communications, Inc. 7.13%, 2/15/2028	513,000	546,976
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	505,000	592,683
Time Warner Cable LLC:
4.50%, 9/15/2042	482,000	386,858
5.50%, 9/1/2041	406,000	371,778
5.88%, 11/15/2040	328,000	313,637
6.55%, 5/1/2037	726,000	754,263
6.75%, 6/15/2039	350,000	365,050
7.30%, 7/1/2038	525,000	573,205
TWDC Enterprises 18 Corp.:
Series E, 4.13%, 12/1/2041	155,000	135,203
Series GMTN, 4.13%, 6/1/2044	570,000	485,708
Series MTN, 7.00%, 3/1/2032	512,000	584,637
Walt Disney Co.:
2.20%, 1/13/2028	466,000	449,490
2.65%, 1/13/2031	450,000	418,531
2.75%, 9/1/2049	677,000	436,496
3.60%, 1/13/2051	1,000,000	756,540
3.80%, 5/13/2060	250,000	187,103
4.75%, 9/15/2044	700,000	648,522
4.95%, 10/15/2045	100,000	94,851
6.15%, 2/15/2041	500,000	551,750
6.55%, 3/15/2033	576,000	654,399
		39,736,728
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	$100,000	$84,075
4.38%, 6/15/2045	855,000	749,741
Timken Co. 4.13%, 4/1/2032	1,050,000	1,005,743
Valmont Industries, Inc.:
5.00%, 10/1/2044	178,000	166,887
5.25%, 10/1/2054	210,000	196,552
		2,202,998
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	100,000	97,004
3.75%, 10/1/2030	300,000	286,341
Barrick North America Finance LLC 5.70%, 5/30/2041	303,000	311,672
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	300,000	318,546
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,050,000	1,066,747
5.00%, 2/21/2030	620,000	639,462
5.00%, 2/15/2036 (a)	210,000	213,074
5.00%, 9/30/2043	347,000	334,570
5.13%, 2/21/2032	500,000	518,080
5.25%, 9/8/2030	165,000	172,092
5.25%, 9/8/2033	1,353,000	1,409,271
5.75%, 9/5/2055	110,000	114,377
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	533,000	532,078
5.45%, 3/15/2043 (a)	450,000	432,684
Kinross Gold Corp. 6.25%, 7/15/2033	90,000	98,189
Newmont Corp. 5.45%, 6/9/2044	500,000	502,710
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	1,086,000	1,132,948
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,360,000	1,493,389
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	200,000	125,446
7.13%, 7/15/2028	182,000	196,564
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	49,000	42,517
4.50%, 3/14/2028	1,092,000	1,103,870
5.00%, 3/14/2032	300,000	308,139
5.00%, 3/9/2033	306,000	314,265
5.13%, 3/9/2053	274,000	259,366
5.88%, 3/14/2065	275,000	286,572
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	137,330
5.88%, 4/23/2045 (a)	339,000	350,614

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 4/16/2040	$750,000	$850,582
		13,648,499
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
3.05%, 4/15/2030	435,000	414,472
Series MTN, 3.13%, 9/19/2046	25,000	17,558
3.25%, 8/26/2049	165,000	115,500
Series MTN, 3.63%, 10/15/2047	301,000	227,794
3.70%, 4/15/2050	761,000	573,041
4.80%, 3/15/2030	190,000	194,340
5.15%, 3/15/2035 (a)	380,000	389,424
Eaton Corp.:
3.10%, 9/15/2027	49,000	48,359
3.92%, 9/15/2047	430,000	349,543
4.00%, 11/2/2032 (a)	50,000	48,971
4.15%, 3/15/2033 (a)	909,000	894,756
4.15%, 11/2/2042	200,000	176,708
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	300,000	255,858
4.88%, 9/15/2041	350,000	339,451
Parker-Hannifin Corp.:
3.25%, 6/14/2029	100,000	97,070
4.10%, 3/1/2047 (c)	1,202,000	1,003,478
4.25%, 9/15/2027	300,000	301,479
Series MTN, 4.45%, 11/21/2044	554,000	491,725
Pentair Finance SARL 5.90%, 7/15/2032	350,000	371,308
Teledyne Technologies, Inc. 2.75%, 4/1/2031	153,000	140,394
Textron, Inc.:
3.38%, 3/1/2028	365,000	357,598
3.65%, 3/15/2027	89,000	88,186
6.10%, 11/15/2033	827,000	894,591
		7,791,604
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	143,000	140,264
3.25%, 2/15/2029	629,000	602,456
3.28%, 12/1/2028	1,050,000	1,014,300
5.10%, 3/1/2030	174,000	177,143
		1,934,163
OIL & GAS — 3.2%
APA Corp.:
4.75%, 4/15/2043	44,000	33,864
6.10%, 2/15/2035	115,000	117,627
6.75%, 2/15/2055	100,000	100,848
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	394,000	357,543
2.94%, 6/4/2051	400,000	258,620
3.00%, 2/24/2050	200,000	132,612
Security Description	Principal Amount	Value
3.00%, 3/17/2052	$350,000	$227,854
3.06%, 6/17/2041	999,000	759,979
3.38%, 2/8/2061	400,000	266,624
3.59%, 4/14/2027	169,000	168,099
3.63%, 4/6/2030	299,000	292,856
4.70%, 4/10/2029	260,000	264,781
4.81%, 2/13/2033	1,534,000	1,551,948
4.89%, 9/11/2033	842,000	854,217
4.97%, 10/17/2029	195,000	200,870
4.99%, 4/10/2034	556,000	566,770
5.02%, 11/17/2027	700,000	714,238
5.23%, 11/17/2034 (a)	150,000	155,016
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,981
Burlington Resources LLC 5.95%, 10/15/2036	1,500,000	1,611,375
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029 (c)	315,000	322,091
6.25%, 3/15/2038	292,000	311,754
6.50%, 2/15/2037	100,000	108,854
6.75%, 2/1/2039	1,008,000	1,108,659
Cenovus Energy, Inc.:
4.25%, 4/15/2027	100,000	99,999
5.40%, 6/15/2047	200,000	184,978
Chevron Corp.:
2.24%, 5/11/2030 (a)	822,000	761,476
3.08%, 5/11/2050	250,000	173,498
Chevron USA, Inc.:
3.95%, 8/13/2027	200,000	200,834
4.05%, 8/13/2028 (a)	100,000	100,497
4.30%, 10/15/2030	1,145,000	1,151,275
4.48%, 2/26/2028	300,000	304,155
4.50%, 10/15/2032	155,000	156,277
4.69%, 4/15/2030	600,000	614,022
4.82%, 4/15/2032 (a)	200,000	205,692
4.85%, 10/15/2035	135,000	136,581
ConocoPhillips Co.:
4.03%, 3/15/2062	500,000	373,615
5.50%, 1/15/2055 (a)	60,000	58,705
5.55%, 3/15/2054 (a)	775,000	764,212
5.65%, 1/15/2065	605,000	594,346
5.70%, 9/15/2063	1,000,000	992,460
6.95%, 4/15/2029	180,000	196,751
Continental Resources, Inc.:
4.38%, 1/15/2028	837,000	831,961
4.90%, 6/1/2044	250,000	203,808
Coterra Energy, Inc.:
5.40%, 2/15/2035	100,000	100,903
5.60%, 3/15/2034	605,000	621,450
5.90%, 2/15/2055	405,000	391,266
Devon Energy Corp.:
4.75%, 5/15/2042	868,000	755,655
5.00%, 6/15/2045	750,000	652,132
5.20%, 9/15/2034 (a)	700,000	697,088

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 7/15/2041	$40,000	$38,547
Diamondback Energy, Inc.:
4.40%, 3/24/2051 (a)	100,000	80,801
5.40%, 4/18/2034	850,000	868,708
5.75%, 4/18/2054	350,000	336,588
5.90%, 4/18/2064	663,000	638,568
6.25%, 3/15/2033	635,000	683,920
6.25%, 3/15/2053	100,000	102,494
EOG Resources, Inc.:
4.40%, 7/15/2028	85,000	85,827
4.95%, 4/15/2050	400,000	364,084
5.00%, 7/15/2032	220,000	225,084
5.35%, 1/15/2036	180,000	184,855
5.95%, 7/15/2055 (a)	95,000	99,378
EQT Corp.:
4.75%, 1/15/2031	570,000	568,603
5.75%, 2/1/2034 (a)	300,000	314,037
Expand Energy Corp.:
4.75%, 2/1/2032	233,000	229,053
5.38%, 3/15/2030	824,000	837,868
Exxon Mobil Corp.:
3.10%, 8/16/2049	940,000	653,281
3.45%, 4/15/2051	200,000	146,488
3.48%, 3/19/2030	400,000	390,984
3.57%, 3/6/2045	200,000	159,498
4.11%, 3/1/2046	409,000	347,094
4.23%, 3/19/2040 (a)	650,000	595,426
4.33%, 3/19/2050	834,000	715,447
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	800,000	706,768
4.65%, 12/1/2027 (a)	100,000	100,635
4.85%, 12/1/2029 (a)	200,000	199,496
Hess Corp.:
5.80%, 4/1/2047	436,000	453,689
7.13%, 3/15/2033	252,000	292,428
7.88%, 10/1/2029	128,000	145,184
HF Sinclair Corp.:
4.50%, 10/1/2030	80,000	78,794
5.50%, 9/1/2032	200,000	203,288
5.75%, 1/15/2031	494,000	511,478
6.25%, 1/15/2035	900,000	940,527
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,916
Marathon Petroleum Corp.:
4.50%, 4/1/2048	720,000	581,270
4.75%, 9/15/2044	112,000	96,895
5.70%, 3/1/2035	220,000	227,126
6.50%, 3/1/2041	453,000	487,999
Occidental Petroleum Corp.:
4.20%, 3/15/2048	127,000	93,135
4.40%, 4/15/2046	500,000	392,335
6.05%, 10/1/2054	700,000	682,892
6.20%, 3/15/2040	250,000	253,777
6.45%, 9/15/2036	955,000	1,013,150
6.60%, 3/15/2046	100,000	104,374
Security Description	Principal Amount	Value
7.95%, 6/15/2039	$500,000	$587,380
8.88%, 7/15/2030	700,000	808,080
Ovintiv, Inc.:
5.65%, 5/15/2028	120,000	123,608
6.25%, 7/15/2033	135,000	142,344
7.10%, 7/15/2053	200,000	216,000
7.20%, 11/1/2031	253,000	279,317
7.38%, 11/1/2031	668,000	744,246
8.13%, 9/15/2030	50,000	57,105
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	886,000	865,312
7.15%, 10/1/2033 (a)	200,000	211,914
Phillips 66 Co.:
2.15%, 12/15/2030	100,000	89,279
3.90%, 3/15/2028	300,000	298,410
4.68%, 2/15/2045	300,000	257,427
4.90%, 10/1/2046	390,000	342,603
5.30%, 6/30/2033	50,000	51,433
5.50%, 3/15/2055 (a)	537,000	505,682
5.65%, 6/15/2054	1,500,000	1,437,570
5.88%, 5/1/2042	50,000	51,214
5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (d)	500,000	501,330
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	250,000	224,633
2.15%, 1/15/2031	54,000	48,562
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	195,000	182,970
2.75%, 4/6/2030	400,000	377,788
3.25%, 4/6/2050	200,000	141,742
3.75%, 9/12/2046	200,000	159,016
4.00%, 5/10/2046	1,360,000	1,119,498
4.38%, 5/11/2045	1,664,000	1,454,486
4.55%, 8/12/2043	1,026,000	929,248
Shell International Finance BV:
2.50%, 9/12/2026	331,000	326,965
3.13%, 11/7/2049	420,000	290,388
3.63%, 8/21/2042	91,000	73,750
3.88%, 11/13/2028	1,288,000	1,287,201
Suncor Energy, Inc.:
3.75%, 3/4/2051	25,000	17,918
4.00%, 11/15/2047	93,000	70,846
6.80%, 5/15/2038	50,000	55,092
6.85%, 6/1/2039	150,000	166,751
7.15%, 2/1/2032	555,000	623,076
TotalEnergies Capital International SA:
2.83%, 1/10/2030	60,000	57,227
3.13%, 5/29/2050	100,000	68,313
3.46%, 2/19/2029	100,000	98,176
3.46%, 7/12/2049	285,000	208,449
TotalEnergies Capital SA:
3.88%, 10/11/2028	180,000	179,476
5.28%, 9/10/2054 (a)	250,000	240,302

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.43%, 9/10/2064	$1,082,000	$1,041,944
5.49%, 4/5/2054	720,000	713,441
5.64%, 4/5/2064	419,000	419,038
Valero Energy Corp.:
4.00%, 6/1/2052	110,000	81,782
5.15%, 2/15/2030	245,000	252,316
6.63%, 6/15/2037	300,000	332,661
7.50%, 4/15/2032	380,000	439,652
Viper Energy Partners LLC:
4.90%, 8/1/2030	100,000	100,630
5.70%, 8/1/2035	275,000	279,823
Woodside Finance Ltd.:
5.40%, 5/19/2030	250,000	256,632
5.70%, 5/19/2032	600,000	622,854
5.70%, 9/12/2054 (a)	300,000	286,380
6.00%, 5/19/2035	250,000	260,947
		59,211,732
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	223,000	217,851
3.34%, 12/15/2027	1,081,000	1,065,888
4.08%, 12/15/2047	703,000	568,439
4.49%, 5/1/2030	288,000	290,638
Halliburton Co.:
4.75%, 8/1/2043	391,000	350,179
4.85%, 11/15/2035 (a)	225,000	221,609
5.00%, 11/15/2045	470,000	427,728
NOV, Inc. 3.60%, 12/1/2029	300,000	290,214
		3,432,546
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	592,000	546,191
2.69%, 5/25/2031 (a)	100,000	90,854
5.10%, 3/17/2030	124,000	126,890
5.50%, 3/17/2035 (a)	90,000	92,728
AptarGroup, Inc. 3.60%, 3/15/2032	62,000	57,579
Berry Global, Inc.:
1.65%, 1/15/2027	200,000	193,738
5.50%, 4/15/2028	910,000	936,044
Packaging Corp. of America:
4.05%, 12/15/2049	50,000	39,762
5.20%, 8/15/2035	70,000	71,351
5.70%, 12/1/2033	300,000	317,691
Smurfit Kappa Treasury ULC 5.44%, 4/3/2034	250,000	258,917
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	100,000	90,185
3.13%, 5/1/2030 (a)	300,000	283,422
4.60%, 9/1/2029	68,000	68,383
Security Description	Principal Amount	Value
WRKCo, Inc.:
3.90%, 6/1/2028	$1,005,000	$996,950
4.00%, 3/15/2028	230,000	228,687
		4,399,372
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
2.95%, 11/21/2026	3,000,000	2,966,190
3.20%, 11/21/2029	578,000	557,516
4.05%, 11/21/2039	500,000	447,395
4.25%, 11/14/2028	609,000	614,061
4.25%, 11/21/2049	941,000	794,430
4.40%, 11/6/2042	536,000	483,290
4.45%, 5/14/2046	465,000	410,972
4.63%, 10/1/2042	300,000	278,265
4.65%, 3/15/2028	750,000	762,172
4.70%, 5/14/2045	775,000	711,155
4.80%, 3/15/2027	200,000	202,326
4.80%, 3/15/2029	586,000	599,126
4.85%, 6/15/2044	650,000	612,813
4.88%, 3/15/2030	200,000	205,872
4.88%, 11/14/2048 (a)	800,000	742,472
4.95%, 3/15/2031	370,000	382,365
5.05%, 3/15/2034	844,000	867,539
5.20%, 3/15/2035 (a)	20,000	20,716
5.40%, 3/15/2054	846,000	841,863
5.50%, 3/15/2064 (a)	545,000	544,646
5.60%, 3/15/2055 (a)	200,000	204,562
Astrazeneca Finance LLC:
1.75%, 5/28/2028	712,000	673,837
2.25%, 5/28/2031	508,000	459,237
4.80%, 2/26/2027	500,000	506,130
4.85%, 2/26/2029	280,000	287,123
4.88%, 3/3/2028	200,000	204,358
4.88%, 3/3/2033	194,000	199,874
AstraZeneca PLC:
1.38%, 8/6/2030	100,000	88,059
3.13%, 6/12/2027	100,000	98,862
4.00%, 1/17/2029	300,000	300,210
4.38%, 11/16/2045	300,000	267,531
6.45%, 9/15/2037	342,000	389,586
Becton Dickinson & Co.:
2.82%, 5/20/2030	1,031,000	966,954
3.70%, 6/6/2027	275,000	273,174
4.30%, 8/22/2032 (a)	105,000	103,323
4.67%, 6/6/2047	302,000	266,977
4.69%, 12/15/2044	200,000	178,778
4.87%, 2/8/2029	150,000	152,993
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	100,000	94,685
1.45%, 11/13/2030	100,000	87,607
2.95%, 3/15/2032 (a)	500,000	459,520
3.40%, 7/26/2029	381,000	371,505
4.13%, 6/15/2039	745,000	674,642
4.35%, 11/15/2047	350,000	297,987
4.55%, 2/20/2048	1,127,000	985,798

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/22/2029	$160,000	$164,198
5.20%, 2/22/2034	650,000	673,855
5.55%, 2/22/2054	960,000	956,784
5.65%, 2/22/2064	600,000	595,194
5.75%, 2/1/2031 (a)	392,000	419,240
5.90%, 11/15/2033 (a)	1,705,000	1,854,546
6.25%, 11/15/2053	985,000	1,075,295
Cardinal Health, Inc.:
4.50%, 9/15/2030	1,000,000	1,003,340
4.50%, 11/15/2044	951,000	815,530
4.70%, 11/15/2026	100,000	100,688
4.90%, 9/15/2045	80,000	72,248
5.00%, 11/15/2029	50,000	51,274
5.15%, 9/15/2035	145,000	146,067
5.45%, 2/15/2034	104,000	107,885
Cencora, Inc.:
2.70%, 3/15/2031 (a)	455,000	417,321
3.45%, 12/15/2027	50,000	49,286
4.25%, 3/1/2045	20,000	16,773
5.13%, 2/15/2034 (a)	298,000	305,045
CVS Health Corp.:
1.30%, 8/21/2027	241,000	228,326
1.75%, 8/21/2030	25,000	21,945
1.88%, 2/28/2031	434,000	377,250
2.13%, 9/15/2031	200,000	173,366
3.75%, 4/1/2030	850,000	823,463
4.25%, 4/1/2050	117,000	91,485
4.30%, 3/25/2028	1,087,000	1,087,663
4.78%, 3/25/2038	256,000	240,028
5.00%, 9/15/2032 (a)	115,000	116,381
5.05%, 3/25/2048 (a)	1,500,000	1,335,435
5.13%, 7/20/2045	756,000	685,911
5.25%, 2/21/2033 (a)	1,275,000	1,303,292
5.30%, 6/1/2033 (a)	804,000	822,468
5.45%, 9/15/2035	935,000	951,830
5.55%, 6/1/2031	237,000	247,864
5.70%, 6/1/2034 (a)	193,000	201,318
5.88%, 6/1/2053 (a)	100,000	98,223
6.00%, 6/1/2044	3,100,000	3,141,199
6.20%, 9/15/2055	531,000	546,426
6.25%, 9/15/2065	200,000	203,824
Eli Lilly & Co.:
4.00%, 10/15/2028	1,520,000	1,522,128
4.15%, 8/14/2027	200,000	201,352
4.15%, 3/15/2059	284,000	228,913
4.20%, 8/14/2029	110,000	110,782
4.25%, 3/15/2031	500,000	500,870
4.50%, 2/9/2027	150,000	151,283
4.55%, 2/12/2028	750,000	761,137
4.55%, 10/15/2032	180,000	181,341
4.70%, 2/27/2033 (a)	950,000	968,857
4.70%, 2/9/2034	1,637,000	1,654,598
4.75%, 2/12/2030	270,000	277,106
4.88%, 2/27/2053	100,000	93,286
4.90%, 2/12/2032	75,000	77,497
Security Description	Principal Amount	Value
4.90%, 10/15/2035	$590,000	$597,747
4.95%, 2/27/2063	128,000	117,847
5.10%, 2/12/2035	111,000	114,761
5.10%, 2/9/2064	350,000	330,547
5.20%, 8/14/2064	440,000	422,836
5.50%, 2/12/2055	500,000	510,725
5.55%, 10/15/2055	315,000	324,252
5.60%, 2/12/2065	100,000	102,300
5.65%, 10/15/2065	100,000	103,315
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	1,000,000	998,870
6.38%, 5/15/2038	900,000	1,011,717
Johnson & Johnson:
2.10%, 9/1/2040	700,000	492,681
2.90%, 1/15/2028	100,000	98,265
3.40%, 1/15/2038	1,318,000	1,160,169
3.63%, 3/3/2037	215,000	195,110
3.70%, 3/1/2046	300,000	246,927
3.75%, 3/3/2047	450,000	368,689
4.55%, 3/1/2028	100,000	101,921
4.70%, 3/1/2030 (a)	15,000	15,449
4.85%, 3/1/2032	580,000	602,295
4.90%, 6/1/2031	493,000	513,849
4.95%, 5/15/2033 (a)	1,068,000	1,122,212
5.25%, 6/1/2054 (a)	300,000	305,751
6.95%, 9/1/2029	1,268,000	1,409,800
McKesson Corp.:
3.95%, 2/16/2028	372,000	371,029
4.65%, 5/30/2030 (a)	200,000	203,368
4.90%, 7/15/2028	155,000	158,396
4.95%, 5/30/2032	250,000	256,078
5.25%, 5/30/2035	250,000	257,418
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	300,000	270,255
Merck & Co., Inc.:
1.45%, 6/24/2030	660,000	584,635
1.70%, 6/10/2027	1,306,000	1,261,700
2.35%, 6/24/2040 (a)	200,000	143,610
2.90%, 12/10/2061	305,000	182,860
3.40%, 3/7/2029	55,000	53,887
3.85%, 9/15/2027 (a)	250,000	250,530
4.00%, 3/7/2049	400,000	324,864
4.15%, 9/15/2030 (a)	145,000	145,162
4.15%, 5/18/2043	100,000	86,923
4.50%, 5/17/2033	200,000	201,064
4.55%, 9/15/2032 (a)	250,000	252,160
4.95%, 9/15/2035	155,000	156,809
5.00%, 5/17/2053	800,000	751,208
5.15%, 5/17/2063	2,600,000	2,444,884
5.70%, 9/15/2055	250,000	258,090
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	588,000	623,868
Mylan, Inc.:
4.55%, 4/15/2028	807,000	803,764
5.20%, 4/15/2048	120,000	98,234

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Novartis Capital Corp.:
2.20%, 8/14/2030	$447,000	$410,780
3.10%, 5/17/2027	231,000	228,558
3.80%, 9/18/2029	296,000	294,701
4.00%, 9/18/2031	640,000	636,141
4.40%, 5/6/2044	200,000	180,750
4.70%, 9/18/2054 (a)	105,000	95,975
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,011,260
4.65%, 5/19/2030	360,000	366,667
4.75%, 5/19/2033	477,000	481,937
5.11%, 5/19/2043	700,000	678,538
5.30%, 5/19/2053	2,800,000	2,706,368
5.34%, 5/19/2063	1,842,000	1,747,211
Pfizer, Inc.:
1.70%, 5/28/2030	550,000	493,674
1.75%, 8/18/2031 (a)	100,000	87,602
2.63%, 4/1/2030	200,000	187,596
4.00%, 3/15/2049	105,000	85,042
4.10%, 9/15/2038	30,000	27,274
4.13%, 12/15/2046	311,000	259,632
4.40%, 5/15/2044 (a)	1,000,000	891,950
7.20%, 3/15/2039	600,000	720,540
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	735,000	667,564
3.18%, 7/9/2050 (a)	350,000	236,408
3.38%, 7/9/2060	122,000	79,694
5.00%, 11/26/2028	130,000	132,855
5.30%, 7/5/2034	200,000	205,898
5.65%, 7/5/2044	300,000	306,555
5.65%, 7/5/2054 (a)	200,000	199,756
5.80%, 7/5/2064	325,000	325,744
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055	215,000	221,622
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	315,000	262,020
Viatris, Inc.:
2.30%, 6/22/2027	400,000	384,892
3.85%, 6/22/2040	648,000	493,847
4.00%, 6/22/2050	922,000	628,952
Wyeth LLC 5.95%, 4/1/2037	288,000	311,967
Zoetis, Inc.:
2.00%, 5/15/2030	293,000	266,431
3.00%, 9/12/2027	325,000	319,339
4.15%, 8/17/2028	210,000	210,712
5.00%, 8/17/2035 (a)	280,000	282,618
		88,427,813
PIPELINES — 3.7%
Boardwalk Pipelines LP 3.60%, 9/1/2032	500,000	462,715
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	$346,000	$349,803
Cheniere Energy Partners LP:
3.25%, 1/31/2032	450,000	410,251
4.00%, 3/1/2031	100,000	96,490
4.50%, 10/1/2029	670,000	668,238
5.75%, 8/15/2034	100,000	103,999
5.95%, 6/30/2033	850,000	899,512
Cheniere Energy, Inc. 5.65%, 4/15/2034	850,000	875,721
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	650,000	648,030
DCP Midstream Operating LP:
3.25%, 2/15/2032	50,000	45,538
5.60%, 4/1/2044	192,000	185,900
5.63%, 7/15/2027	75,000	76,608
8.13%, 8/16/2030	250,000	287,608
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	215,000	188,181
Enbridge Energy Partners LP 7.38%, 10/15/2045	895,000	1,053,352
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	175,496
4.25%, 12/1/2026	146,000	146,026
4.60%, 6/20/2028	299,000	302,441
4.90%, 6/20/2030 (a)	125,000	127,800
5.25%, 4/5/2027	150,000	152,340
5.30%, 4/5/2029	150,000	154,865
5.55%, 6/20/2035	665,000	686,041
5.63%, 4/5/2034	200,000	208,828
5.70%, 3/8/2033	1,055,000	1,110,567
6.70%, 11/15/2053	538,000	601,043
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (d)	360,000	382,694
Energy Transfer LP:
3.75%, 5/15/2030	500,000	485,455
4.20%, 4/15/2027	154,000	153,824
4.40%, 3/15/2027 (a)	150,000	150,479
4.95%, 6/15/2028	150,000	152,573
5.15%, 2/1/2043	355,000	322,184
5.15%, 3/15/2045	385,000	345,942
5.30%, 4/1/2044	345,000	315,968
5.35%, 5/15/2045	47,000	43,104
5.40%, 10/1/2047	250,000	229,175
5.50%, 6/1/2027	200,000	203,464
5.55%, 5/15/2034	681,000	699,006
5.75%, 2/15/2033 (a)	900,000	943,785
5.95%, 5/15/2054	317,000	307,490
6.00%, 6/15/2048	447,000	440,764
6.05%, 12/1/2026	200,000	203,764
6.05%, 9/1/2054	456,000	448,877
6.10%, 2/15/2042 (a)	195,000	198,902
6.20%, 4/1/2055	650,000	653,874
6.25%, 4/15/2049	917,000	925,519

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2042	$200,000	$212,292
6.55%, 12/1/2033	1,920,000	2,101,747
Enterprise Products Operating LLC:
3.70%, 1/31/2051	195,000	145,064
4.20%, 1/31/2050	1,600,000	1,306,112
4.25%, 2/15/2048	500,000	416,210
4.30%, 6/20/2028	110,000	110,823
4.60%, 1/11/2027	200,000	201,522
4.80%, 2/1/2049	100,000	89,380
4.85%, 1/31/2034	550,000	554,867
4.85%, 3/15/2044	200,000	184,180
5.10%, 2/15/2045	900,000	854,883
5.20%, 1/15/2036	250,000	254,138
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (d)	1,228,000	1,225,925
5.35%, 1/31/2033	80,000	83,627
5.55%, 2/16/2055	300,000	296,583
Series D, 6.88%, 3/1/2033	1,059,000	1,200,461
Kinder Morgan Energy Partners LP:
5.40%, 9/1/2044	150,000	143,109
6.38%, 3/1/2041	300,000	321,189
6.50%, 9/1/2039	317,000	343,844
6.55%, 9/15/2040	293,000	318,450
7.30%, 8/15/2033	572,000	655,077
7.50%, 11/15/2040	200,000	234,796
Kinder Morgan, Inc.:
1.75%, 11/15/2026	97,000	94,480
3.60%, 2/15/2051	6,000	4,219
4.80%, 2/1/2033	800,000	800,320
5.05%, 2/15/2046	200,000	180,954
5.20%, 6/1/2033	200,000	204,986
5.30%, 12/1/2034	200,000	203,994
5.40%, 2/1/2034	400,000	412,424
5.55%, 6/1/2045	1,000,000	972,180
5.85%, 6/1/2035	260,000	273,694
5.95%, 8/1/2054 (a)	145,000	146,238
Series GMTN, 7.75%, 1/15/2032 (a)	210,000	244,264
Series GMTN, 7.80%, 8/1/2031	163,000	188,999
MPLX LP:
4.70%, 4/15/2048	685,000	573,619
4.80%, 2/15/2031	500,000	503,165
4.90%, 4/15/2058	300,000	249,447
4.95%, 9/1/2032	585,000	587,118
4.95%, 3/14/2052	100,000	85,373
5.00%, 3/1/2033	150,000	150,132
5.20%, 3/1/2047	1,250,000	1,123,850
5.40%, 9/15/2035	930,000	932,288
5.50%, 6/1/2034	200,000	203,898
5.50%, 2/15/2049	335,000	311,922
5.95%, 4/1/2055	490,000	479,112
6.20%, 9/15/2055	430,000	435,164
Security Description	Principal Amount	Value
ONEOK Partners LP 6.85%, 10/15/2037	$5,000	$5,512
ONEOK, Inc.:
4.50%, 3/15/2050	100,000	81,680
4.95%, 10/15/2032	500,000	500,300
5.40%, 10/15/2035 (a)	425,000	426,900
5.45%, 6/1/2047	497,000	458,970
5.60%, 4/1/2044	400,000	380,276
5.65%, 11/1/2028	1,094,000	1,134,894
5.65%, 9/1/2034	1,000,000	1,027,710
5.70%, 11/1/2054 (a)	158,000	149,335
6.05%, 9/1/2033	600,000	636,180
6.25%, 10/15/2055	453,000	460,162
6.35%, 1/15/2031	86,000	92,489
6.63%, 9/1/2053	2,000,000	2,126,720
7.15%, 1/15/2051	500,000	560,210
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	187,000	180,395
4.30%, 1/31/2043	350,000	286,349
4.70%, 1/15/2031 (a)	140,000	140,298
4.70%, 6/15/2044	600,000	509,946
4.90%, 2/15/2045	200,000	174,578
5.15%, 6/1/2042	207,000	188,838
5.60%, 1/15/2036	125,000	126,501
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,776,173	2,916,065
South Bow USA Infrastructure Holdings LLC:
5.03%, 10/1/2029	255,000	257,968
5.58%, 10/1/2034	700,000	703,794
6.18%, 10/1/2054	280,000	273,157
Spectra Energy Partners LP 3.38%, 10/15/2026	600,000	595,890
Targa Resources Corp.:
4.20%, 2/1/2033	182,000	172,982
4.90%, 9/15/2030	180,000	182,848
5.55%, 8/15/2035	250,000	255,023
5.65%, 2/15/2036	145,000	148,438
6.13%, 3/15/2033	160,000	170,272
6.50%, 3/30/2034	410,000	446,428
6.50%, 2/15/2053 (a)	1,401,000	1,474,777
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	530,000	503,532
4.88%, 2/1/2031	235,000	235,766
6.88%, 1/15/2029	150,000	152,804
TC PipeLines LP 3.90%, 5/25/2027	250,000	248,535
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	500,000	537,180

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	$410,000	$410,176
4.63%, 3/1/2034	300,000	292,434
5.60%, 3/31/2034	310,000	320,707
6.10%, 6/1/2040	10,000	10,582
6.20%, 10/15/2037	402,000	430,381
7.25%, 8/15/2038	173,000	199,467
7.63%, 1/15/2039	491,000	586,637
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	445,000	424,801
Western Midstream Operating LP:
5.30%, 3/1/2048	1,000,000	872,050
5.50%, 8/15/2048	100,000	89,077
6.15%, 4/1/2033	650,000	687,037
6.35%, 1/15/2029	617,000	649,368
Williams Cos., Inc.:
3.75%, 6/15/2027	635,000	630,866
4.63%, 6/30/2030	235,000	237,084
4.90%, 3/15/2029	323,000	329,111
5.10%, 9/15/2045	1,000,000	925,900
5.15%, 3/15/2034	100,000	101,623
5.30%, 8/15/2028	125,000	128,861
5.30%, 9/30/2035	100,000	101,494
5.30%, 8/15/2052	400,000	375,264
5.40%, 3/4/2044	200,000	194,434
5.60%, 3/15/2035	100,000	103,847
5.65%, 3/15/2033	357,000	375,325
5.75%, 6/24/2044	101,000	101,962
5.80%, 11/15/2054	75,000	75,191
6.00%, 3/15/2055	100,000	103,314
6.30%, 4/15/2040	100,000	108,228
Series A, 7.50%, 1/15/2031	68,000	77,052
8.75%, 3/15/2032	1,088,000	1,320,516
		67,426,846
REAL ESTATE — 0.0% *
CBRE Services, Inc. 5.50%, 6/15/2035	470,000	483,875
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	234,000	251,222
		735,097
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Agree LP:
2.00%, 6/15/2028	100,000	94,409
5.63%, 6/15/2034	150,000	155,966
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	300,000	253,794
3.55%, 3/15/2052	100,000	69,619
3.95%, 1/15/2027	230,000	229,289
4.00%, 2/1/2050	300,000	229,728
4.70%, 7/1/2030	250,000	252,258
4.85%, 4/15/2049	1,481,000	1,287,211
Security Description	Principal Amount	Value
5.15%, 4/15/2053	$300,000	$270,945
American Assets Trust LP:
3.38%, 2/1/2031	114,000	103,531
6.15%, 10/1/2034	751,000	764,706
American Homes 4 Rent LP:
3.38%, 7/15/2051	30,000	20,378
4.25%, 2/15/2028	191,000	190,654
4.95%, 6/15/2030	149,000	151,664
5.25%, 3/15/2035 (a)	160,000	161,792
5.50%, 2/1/2034	100,000	103,322
American Tower Corp.:
1.50%, 1/31/2028	150,000	141,312
1.88%, 10/15/2030	100,000	88,420
2.10%, 6/15/2030	100,000	90,126
2.70%, 4/15/2031	550,000	501,952
2.75%, 1/15/2027	735,000	722,402
3.38%, 10/15/2026	200,000	198,528
3.95%, 3/15/2029	409,000	404,616
4.90%, 3/15/2030	193,000	196,806
5.00%, 1/31/2030	50,000	51,196
5.25%, 7/15/2028	250,000	257,083
5.35%, 3/15/2035	145,000	148,943
5.45%, 2/15/2034	888,000	922,818
5.50%, 3/15/2028	360,000	371,128
5.55%, 7/15/2033	1,023,000	1,070,795
5.80%, 11/15/2028	536,000	559,648
5.90%, 11/15/2033	367,000	393,196
Americold Realty Operating Partnership LP 5.60%, 5/15/2032 (a)	260,000	263,375
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	640,000	628,358
5.00%, 2/15/2033	217,000	221,646
5.00%, 8/1/2035	250,000	251,835
5.35%, 6/1/2034	330,000	343,075
Boston Properties LP:
2.45%, 10/1/2033	100,000	81,876
2.55%, 4/1/2032	110,000	95,160
2.75%, 10/1/2026	791,000	778,312
2.90%, 3/15/2030	99,000	91,907
3.40%, 6/21/2029	100,000	95,993
5.75%, 1/15/2035	605,000	618,854
6.50%, 1/15/2034	910,000	982,117
6.75%, 12/1/2027	120,000	125,953
Brixmor Operating Partnership LP:
4.85%, 2/15/2033	105,000	104,750
5.50%, 2/15/2034	950,000	978,927
Broadstone Net Lease LLC:
2.60%, 9/15/2031	250,000	218,940
5.00%, 11/1/2032	85,000	84,476
Camden Property Trust:
3.15%, 7/1/2029	409,000	393,973
3.35%, 11/1/2049	550,000	392,040

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 1/15/2034	$100,000	$101,471
CBRE Services, Inc. 5.95%, 8/15/2034	85,000	90,757
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	6,000	5,560
4.50%, 10/15/2030 (b)	250,000	248,293
Cousins Properties LP:
5.25%, 7/15/2030	100,000	102,406
5.38%, 2/15/2032	100,000	102,374
5.88%, 10/1/2034	250,000	262,288
Crown Castle, Inc.:
2.10%, 4/1/2031	200,000	175,032
2.90%, 3/15/2027	152,000	149,072
3.65%, 9/1/2027	800,000	791,656
3.80%, 2/15/2028	408,000	403,353
4.00%, 3/1/2027	104,000	103,614
4.30%, 2/15/2029	173,000	172,140
5.00%, 1/11/2028	260,000	263,640
5.10%, 5/1/2033	548,000	554,329
5.60%, 6/1/2029	474,000	492,211
5.80%, 3/1/2034	1,654,000	1,739,578
CubeSmart LP 5.13%, 11/1/2035	505,000	502,662
Digital Realty Trust LP:
4.45%, 7/15/2028	170,000	171,258
5.55%, 1/15/2028	200,000	205,838
DOC Dr. LLC 2.63%, 11/1/2031	600,000	534,978
EPR Properties:
3.75%, 8/15/2029	188,000	180,997
4.50%, 6/1/2027	155,000	155,003
4.75%, 12/15/2026	200,000	200,466
4.95%, 4/15/2028	405,000	407,778
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	500,000	519,010
Equinix, Inc.:
1.80%, 7/15/2027	582,000	558,813
2.15%, 7/15/2030	193,000	174,165
2.50%, 5/15/2031	400,000	360,344
2.90%, 11/18/2026	450,000	443,362
3.40%, 2/15/2052	100,000	69,759
3.90%, 4/15/2032	275,000	263,742
ERP Operating LP:
4.50%, 7/1/2044	350,000	310,250
4.50%, 6/1/2045	350,000	310,625
4.95%, 6/15/2032	145,000	148,510
Essential Properties LP:
2.95%, 7/15/2031	160,000	144,354
5.40%, 12/1/2035	105,000	105,359
Essex Portfolio LP:
1.70%, 3/1/2028	414,000	390,576
5.50%, 4/1/2034	300,000	311,829
Extra Space Storage LP:
2.35%, 3/15/2032	775,000	673,157
2.55%, 6/1/2031	100,000	90,064
Security Description	Principal Amount	Value
4.95%, 1/15/2033	$100,000	$100,646
5.40%, 2/1/2034	825,000	850,278
5.40%, 6/15/2035	198,000	202,289
5.70%, 4/1/2028	320,000	330,624
Federal Realty OP LP:
3.20%, 6/15/2029	100,000	96,057
5.38%, 5/1/2028	100,000	102,655
First Industrial LP 5.25%, 1/15/2031	148,000	151,657
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	252,000	226,409
5.25%, 2/15/2033	100,000	100,291
5.75%, 11/1/2037	100,000	99,355
6.75%, 12/1/2033	950,000	1,031,253
Healthpeak OP LLC:
3.00%, 1/15/2030	40,000	37,794
4.75%, 1/15/2033	925,000	918,886
6.75%, 2/1/2041	516,000	572,548
Highwoods Realty LP:
2.60%, 2/1/2031	100,000	88,434
3.05%, 2/15/2030	250,000	231,765
7.65%, 2/1/2034	250,000	284,425
Host Hotels & Resorts LP:
5.50%, 4/15/2035	500,000	503,380
5.70%, 6/15/2032	250,000	257,760
5.70%, 7/1/2034	356,000	364,779
Invitation Homes Operating Partnership LP 4.15%, 4/15/2032	400,000	386,760
Kilroy Realty LP:
2.50%, 11/15/2032	100,000	83,122
3.05%, 2/15/2030 (a)	355,000	327,750
4.25%, 8/15/2029	238,000	233,349
5.88%, 10/15/2035 (a)	445,000	450,429
6.25%, 1/15/2036	280,000	289,993
Kimco Realty OP LLC:
4.13%, 12/1/2046	307,000	251,464
4.45%, 9/1/2047	215,000	184,689
4.60%, 2/1/2033	100,000	99,379
4.85%, 3/1/2035	132,000	131,192
5.30%, 2/1/2036	250,000	255,460
6.40%, 3/1/2034	250,000	276,620
Kite Realty Group LP:
4.95%, 12/15/2031	20,000	20,242
5.20%, 8/15/2032 (a)	105,000	106,975
Lineage OP LP 5.25%, 7/15/2030 (c)	300,000	303,984
LXP Industrial Trust:
2.38%, 10/1/2031	100,000	86,729
6.75%, 11/15/2028	168,000	178,794
National Health Investors, Inc.:
3.00%, 2/1/2031	265,000	239,772
5.35%, 2/1/2033	105,000	104,131
NNN REIT, Inc.:
3.10%, 4/15/2050	100,000	65,344

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/15/2051	$96,000	$67,893
4.60%, 2/15/2031 (a)	208,000	208,576
4.80%, 10/15/2048	113,000	100,266
5.50%, 6/15/2034	195,000	202,155
5.60%, 10/15/2033	45,000	47,047
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	510,000	449,381
4.50%, 4/1/2027	66,000	66,168
5.20%, 7/1/2030	200,000	203,002
Phillips Edison Grocery Center Operating Partnership I LP:
2.63%, 11/15/2031	147,000	130,339
5.25%, 8/15/2032	259,000	264,923
5.75%, 7/15/2034	24,000	24,961
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	150,000	127,688
3.15%, 8/15/2030	125,000	113,514
6.88%, 7/15/2029 (a)	100,000	105,832
9.25%, 7/20/2028 (a)	193,000	214,269
Prologis LP:
2.25%, 4/15/2030	929,000	855,851
2.25%, 1/15/2032	15,000	13,211
2.88%, 11/15/2029	114,000	108,572
3.05%, 3/1/2050	15,000	10,115
3.88%, 9/15/2028	150,000	149,454
4.38%, 9/15/2048	815,000	693,622
4.75%, 1/15/2031	191,000	194,990
5.25%, 5/15/2035	350,000	360,227
5.25%, 6/15/2053	200,000	193,286
5.25%, 3/15/2054 (a)	600,000	579,870
Public Storage Operating Co.:
2.25%, 11/9/2031	291,000	257,608
2.30%, 5/1/2031	250,000	224,893
3.39%, 5/1/2029	80,000	78,210
4.38%, 7/1/2030	850,000	854,037
5.35%, 8/1/2053 (a)	200,000	197,678
Rayonier LP 2.75%, 5/17/2031	136,000	122,089
Realty Income Corp.:
2.20%, 6/15/2028	196,000	186,829
2.70%, 2/15/2032	87,000	78,360
3.25%, 1/15/2031	900,000	852,201
3.40%, 1/15/2028	50,000	49,288
3.95%, 2/1/2029 (b)	335,000	333,392
4.00%, 7/15/2029	160,000	158,990
4.50%, 2/1/2033 (b)	320,000	316,509
4.65%, 3/15/2047	240,000	214,337
4.75%, 2/15/2029	410,000	417,790
5.13%, 2/15/2034	100,000	102,488
5.63%, 10/13/2032	395,000	418,818
Regency Centers LP:
2.95%, 9/15/2029	100,000	95,494
4.13%, 3/15/2028	248,000	247,921
Security Description	Principal Amount	Value
5.00%, 7/15/2032	$250,000	$255,833
5.25%, 1/15/2034	250,000	256,653
Rexford Industrial Realty LP 2.13%, 12/1/2030	293,000	260,773
Sabra Health Care LP 3.20%, 12/1/2031	100,000	90,859
Safehold GL Holdings LLC 6.10%, 4/1/2034	1,158,000	1,219,594
Simon Property Group LP:
2.65%, 2/1/2032	1,067,000	955,893
4.25%, 10/1/2044	500,000	426,595
4.38%, 10/1/2030	200,000	200,432
4.75%, 3/15/2042	15,000	13,837
5.13%, 10/1/2035	920,000	930,138
5.50%, 3/8/2033 (a)	150,000	158,193
6.25%, 1/15/2034	1,219,000	1,343,899
6.65%, 1/15/2054	83,000	95,228
Store Capital LLC:
2.70%, 12/1/2031	200,000	175,104
4.50%, 3/15/2028	306,000	305,324
5.40%, 4/30/2030 (c)	390,000	397,168
Tanger Properties LP 2.75%, 9/1/2031	150,000	134,622
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	285,000	285,989
5.13%, 9/1/2034	100,000	101,275
Ventas Realty LP:
3.25%, 10/15/2026	157,000	155,352
4.38%, 2/1/2045	30,000	25,266
4.40%, 1/15/2029	200,000	200,464
4.75%, 11/15/2030	55,000	55,656
4.88%, 4/15/2049	200,000	176,486
5.10%, 7/15/2032	180,000	184,198
5.63%, 7/1/2034	408,000	424,989
5.70%, 9/30/2043	150,000	149,496
VICI Properties LP:
5.63%, 4/1/2035 (a)	85,000	86,998
5.63%, 5/15/2052	769,000	733,664
6.13%, 4/1/2054 (a)	191,000	193,260
Welltower OP LLC:
2.05%, 1/15/2029	625,000	585,050
2.75%, 1/15/2032	55,000	49,794
4.25%, 4/15/2028	629,000	632,642
5.13%, 7/1/2035	400,000	407,028
6.50%, 3/15/2041	559,000	625,057
Weyerhaeuser Co. 7.38%, 3/15/2032	210,000	240,524
WP Carey, Inc.:
2.25%, 4/1/2033	398,000	332,469
2.40%, 2/1/2031	250,000	224,285
2.45%, 2/1/2032	100,000	87,713
3.85%, 7/15/2029	140,000	137,799
		64,835,681

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 2.3%
AutoNation, Inc.:
2.40%, 8/1/2031	$300,000	$261,765
3.80%, 11/15/2027	241,000	238,450
3.85%, 3/1/2032	750,000	702,517
AutoZone, Inc.:
4.75%, 2/1/2033	784,000	785,529
5.13%, 6/15/2030	65,000	67,106
5.20%, 8/1/2033	157,000	161,228
5.40%, 7/15/2034	225,000	233,345
6.55%, 11/1/2033	337,000	376,335
Costco Wholesale Corp.:
1.60%, 4/20/2030	992,000	894,516
1.75%, 4/20/2032	1,085,000	939,317
Darden Restaurants, Inc.:
4.35%, 10/15/2027	50,000	50,221
6.30%, 10/10/2033	116,000	125,706
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	500,000	373,505
Dollar General Corp. 5.45%, 7/5/2033	1,000,000	1,036,830
Dollar Tree, Inc. 4.20%, 5/15/2028	486,000	484,542
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	175,000	173,940
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	203,904
4.95%, 8/15/2029	20,000	20,378
Home Depot, Inc.:
1.38%, 3/15/2031	225,000	193,905
2.38%, 3/15/2051	120,000	69,961
2.50%, 4/15/2027	200,000	196,088
2.70%, 4/15/2030	85,000	80,071
2.95%, 6/15/2029	170,000	163,974
3.25%, 4/15/2032	115,000	107,700
3.35%, 4/15/2050	272,000	196,338
3.63%, 4/15/2052	525,000	393,089
3.75%, 9/15/2028 (a)	355,000	353,655
3.90%, 6/15/2047	1,382,000	1,117,499
3.95%, 9/15/2030 (a)	330,000	327,337
4.25%, 4/1/2046	1,933,000	1,660,331
4.40%, 3/15/2045	480,000	423,254
4.50%, 12/6/2048	1,084,000	953,985
4.65%, 9/15/2035	835,000	827,159
4.75%, 6/25/2029	332,000	340,134
4.95%, 9/15/2052 (a)	800,000	745,968
5.30%, 6/25/2054	50,000	48,955
5.40%, 6/25/2064 (a)	290,000	286,256
Lowe's Cos., Inc.:
1.30%, 4/15/2028	100,000	93,499
2.63%, 4/1/2031	100,000	91,261
3.00%, 10/15/2050	450,000	290,795
3.35%, 4/1/2027	350,000	346,584
3.50%, 4/1/2051	100,000	70,839
3.65%, 4/5/2029	340,000	334,081
Security Description	Principal Amount	Value
3.70%, 4/15/2046	$565,000	$433,767
3.75%, 4/1/2032	450,000	430,105
3.95%, 10/15/2027	240,000	239,786
4.00%, 10/15/2028	185,000	184,569
4.05%, 5/3/2047	350,000	281,750
4.25%, 3/15/2031	250,000	248,345
4.25%, 4/1/2052	200,000	161,398
4.38%, 9/15/2045	108,000	91,716
4.45%, 4/1/2062	325,000	259,318
4.50%, 10/15/2032 (a)	455,000	451,187
4.55%, 4/5/2049	148,000	126,260
4.65%, 4/15/2042 (a)	45,000	41,004
4.85%, 10/15/2035 (a)	470,000	466,127
5.00%, 4/15/2040	245,000	239,796
5.13%, 4/15/2050	25,000	23,152
5.15%, 7/1/2033 (a)	240,000	247,970
5.63%, 4/15/2053 (a)	1,519,000	1,508,990
5.75%, 7/1/2053 (a)	250,000	252,188
5.80%, 9/15/2062	221,000	221,698
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	600,000	478,308
Series MTN, 3.63%, 9/1/2049	400,000	299,596
Series MTN, 3.70%, 2/15/2042	149,000	121,991
Series MTN, 4.20%, 4/1/2050	350,000	287,588
4.40%, 2/12/2031 (a)	1,000,000	1,002,760
Series MTN, 4.45%, 9/1/2048	100,000	86,051
4.60%, 5/15/2030	125,000	127,005
Series MTN, 4.88%, 12/9/2045	933,000	863,128
5.00%, 2/13/2036	2,000,000	2,015,160
5.45%, 8/14/2053 (a)	33,000	32,670
O'Reilly Automotive, Inc.:
4.70%, 6/15/2032	572,000	576,868
5.75%, 11/20/2026	103,000	104,776
Starbucks Corp.:
2.00%, 3/12/2027 (a)	155,000	150,519
3.00%, 2/14/2032 (a)	100,000	91,915
3.75%, 12/1/2047	1,200,000	911,208
4.30%, 6/15/2045	734,000	614,857
4.50%, 5/15/2028	661,000	667,332
4.90%, 2/15/2031	10,000	10,287
5.40%, 5/15/2035	100,000	103,691
Target Corp.:
2.35%, 2/15/2030 (a)	935,000	870,709
2.95%, 1/15/2052 (a)	150,000	98,649
3.90%, 11/15/2047	1,898,000	1,512,535
4.35%, 6/15/2028	90,000	90,908
4.80%, 1/15/2053 (a)	330,000	300,293
5.25%, 2/15/2036	150,000	154,392
6.50%, 10/15/2037	550,000	626,120

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Walmart, Inc.:
1.50%, 9/22/2028	$300,000	$281,115
1.80%, 9/22/2031 (a)	400,000	352,836
2.65%, 9/22/2051	1,141,000	728,141
2.95%, 9/24/2049	432,000	299,856
3.90%, 4/15/2028	880,000	883,564
4.05%, 6/29/2048	870,000	733,288
4.10%, 4/15/2033 (a)	608,000	604,012
4.35%, 4/28/2030	2,104,000	2,138,421
4.50%, 9/9/2052 (a)	200,000	179,266
4.50%, 4/15/2053 (a)	595,000	533,536
		41,684,329
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	694,000	678,781
4.39%, 6/1/2052 (a)	30,000	25,781
Analog Devices, Inc.:
2.10%, 10/1/2031	450,000	397,944
2.80%, 10/1/2041	200,000	147,940
3.50%, 12/5/2026	212,000	210,887
4.25%, 6/15/2028	220,000	221,489
4.50%, 6/15/2030	1,177,000	1,191,960
5.05%, 4/1/2034 (a)	205,000	212,948
Applied Materials, Inc.:
1.75%, 6/1/2030	1,021,000	917,950
4.00%, 1/15/2031	115,000	113,878
4.35%, 4/1/2047	400,000	349,648
4.60%, 1/15/2036	70,000	69,312
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028 (a)	190,000	187,855
3.88%, 1/15/2027	600,000	600,000
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (c)	380,000	361,992
2.45%, 2/15/2031 (c)	610,000	554,649
2.60%, 2/15/2033 (c)	746,000	654,600
3.14%, 11/15/2035 (c)	521,000	451,045
3.42%, 4/15/2033 (c)	1,471,000	1,359,984
3.50%, 2/15/2041 (c)	716,000	589,175
3.75%, 2/15/2051 (a) (c)	200,000	155,900
4.00%, 4/15/2029 (c)	174,000	173,156
4.15%, 2/15/2028	350,000	351,011
4.15%, 4/15/2032 (c)	684,000	670,806
4.20%, 10/15/2030 (a)	180,000	179,669
4.55%, 2/15/2032	388,000	390,429
4.60%, 7/15/2030	1,500,000	1,522,485
4.75%, 4/15/2029	100,000	102,023
4.80%, 4/15/2028	1,071,000	1,090,835
4.80%, 2/15/2036	250,000	249,252
4.90%, 7/15/2032	2,196,000	2,245,849
4.90%, 2/15/2038	175,000	174,097
4.93%, 5/15/2037 (c)	1,546,000	1,540,125
5.00%, 4/15/2030 (a)	45,000	46,344
5.05%, 7/12/2027 (a)	429,000	436,417
5.05%, 7/12/2029	500,000	515,025
Security Description	Principal Amount	Value
5.15%, 11/15/2031	$109,000	$113,144
5.20%, 7/15/2035 (a)	1,000,000	1,031,780
Intel Corp.:
2.45%, 11/15/2029	689,000	639,661
3.15%, 5/11/2027	122,000	120,074
3.75%, 3/25/2027	253,000	251,568
3.90%, 3/25/2030	141,000	138,236
4.10%, 5/19/2046	100,000	78,711
4.10%, 5/11/2047	200,000	155,834
4.15%, 8/5/2032 (a)	399,000	385,187
4.75%, 3/25/2050	2,105,000	1,780,746
4.80%, 10/1/2041	1,081,000	976,932
4.88%, 2/10/2028	1,798,000	1,825,240
4.90%, 7/29/2045	899,000	797,575
4.90%, 8/5/2052	288,000	247,856
5.05%, 8/5/2062	250,000	214,510
5.20%, 2/10/2033 (a)	650,000	664,898
5.60%, 2/21/2054 (a)	610,000	586,137
5.63%, 2/10/2043	565,000	557,254
5.90%, 2/10/2063 (a)	765,000	748,667
KLA Corp.:
4.65%, 7/15/2032 (a)	1,255,000	1,273,398
4.95%, 7/15/2052	300,000	280,323
5.25%, 7/15/2062	80,000	76,970
Lam Research Corp.:
1.90%, 6/15/2030	100,000	90,342
2.88%, 6/15/2050 (a)	450,000	298,782
3.13%, 6/15/2060	166,000	106,255
4.00%, 3/15/2029 (a)	175,000	174,857
Marvell Technology, Inc.:
4.75%, 7/15/2030	175,000	177,280
4.88%, 6/22/2028 (a)	185,000	187,836
5.95%, 9/15/2033	397,000	425,640
Microchip Technology, Inc.:
4.90%, 3/15/2028	400,000	405,832
5.05%, 2/15/2030	350,000	357,647
Micron Technology, Inc.:
5.30%, 1/15/2031	100,000	103,462
5.33%, 2/6/2029	110,000	113,335
5.38%, 4/15/2028	208,000	214,517
5.65%, 11/1/2032	370,000	388,030
5.88%, 2/9/2033 (a)	415,000	440,659
5.88%, 9/15/2033	326,000	346,284
6.05%, 11/1/2035	300,000	320,637
6.75%, 11/1/2029	30,000	32,607
NVIDIA Corp.:
2.00%, 6/15/2031 (a)	100,000	89,838
3.50%, 4/1/2040	224,000	191,791
3.50%, 4/1/2050	550,000	422,037
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	110,000	113,919
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	1,000,000	889,130
3.13%, 2/15/2042	100,000	73,887

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/1/2030 (a)	$200,000	$191,752
4.30%, 8/19/2028	20,000	20,031
4.30%, 6/18/2029	345,000	344,627
4.85%, 8/19/2032	100,000	100,129
5.00%, 1/15/2033 (a)	1,287,000	1,303,242
5.25%, 8/19/2035	100,000	100,985
Qorvo, Inc. 4.38%, 10/15/2029	1,090,000	1,069,105
QUALCOMM, Inc.:
1.65%, 5/20/2032 (a)	144,000	121,863
2.15%, 5/20/2030	275,000	252,532
3.25%, 5/20/2027	648,000	642,460
3.25%, 5/20/2050	630,000	445,347
4.30%, 5/20/2047	100,000	85,836
4.50%, 5/20/2030	250,000	253,875
4.75%, 5/20/2032	350,000	356,989
5.00%, 5/20/2035	420,000	428,555
5.40%, 5/20/2033	280,000	297,489
6.00%, 5/20/2053 (a)	349,000	375,175
Skyworks Solutions, Inc. 3.00%, 6/1/2031	587,000	531,810
Texas Instruments, Inc.:
1.75%, 5/4/2030	94,000	84,912
1.90%, 9/15/2031	255,000	225,106
2.90%, 11/3/2027	100,000	98,237
4.10%, 8/16/2052	45,000	36,500
4.15%, 5/15/2048 (a)	100,000	83,665
4.50%, 5/23/2030	75,000	76,237
4.90%, 3/14/2033 (a)	1,752,000	1,805,401
5.00%, 3/14/2053	900,000	846,720
5.05%, 5/18/2063 (a)	320,000	296,957
5.10%, 5/23/2035	303,000	312,457
TSMC Arizona Corp.:
1.75%, 10/25/2026	200,000	195,088
2.50%, 10/25/2031	1,418,000	1,287,019
3.88%, 4/22/2027	589,000	587,074
4.13%, 4/22/2029 (a)	301,000	301,382
4.25%, 4/22/2032	600,000	602,436
Xilinx, Inc. 2.38%, 6/1/2030	100,000	92,489
		51,904,028
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
4.20%, 5/1/2030	927,000	913,633
5.75%, 1/15/2035 (a)	100,000	104,806
		1,018,439
SOFTWARE — 2.4%
Adobe, Inc.:
2.15%, 2/1/2027	350,000	342,538
4.75%, 1/17/2028 (a)	795,000	810,177
4.95%, 4/4/2034	100,000	103,477
Atlassian Corp. 5.25%, 5/15/2029	100,000	102,833
Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	$300,000	$271,230
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	158,000	158,672
4.30%, 9/10/2029	400,000	402,260
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	209,316
6.85%, 8/2/2033 (a)	623,000	647,141
Fidelity National Information Services, Inc. 4.50%, 8/15/2046 (a)	422,000	354,282
Fiserv, Inc.:
2.25%, 6/1/2027	200,000	194,338
3.50%, 7/1/2029	435,000	422,698
4.55%, 2/15/2031	175,000	175,662
5.15%, 3/15/2027	200,000	202,696
5.15%, 8/12/2034 (a)	64,000	64,770
5.25%, 8/11/2035 (a)	145,000	146,570
5.38%, 8/21/2028	150,000	154,604
5.45%, 3/2/2028	850,000	873,910
5.45%, 3/15/2034	550,000	568,507
5.60%, 3/2/2033 (a)	550,000	576,323
5.63%, 8/21/2033	876,000	919,739
Intuit, Inc.:
1.65%, 7/15/2030 (a)	500,000	446,455
5.20%, 9/15/2033 (a)	429,000	448,378
5.50%, 9/15/2053 (a)	200,000	201,310
Microsoft Corp.:
1.35%, 9/15/2030	200,000	177,240
2.50%, 9/15/2050	100,000	62,612
2.53%, 6/1/2050	1,596,000	1,009,741
2.68%, 6/1/2060	700,000	418,614
2.92%, 3/17/2052	1,613,000	1,095,550
3.04%, 3/17/2062	384,000	249,642
3.30%, 2/6/2027	750,000	745,567
3.45%, 8/8/2036	100,000	91,340
3.50%, 11/15/2042	100,000	82,720
3.70%, 8/8/2046	985,000	810,291
3.95%, 8/8/2056	110,000	89,030
4.45%, 11/3/2045	200,000	188,320
4.50%, 6/15/2047	400,000	368,952
5.30%, 2/8/2041	1,090,000	1,154,648
MSCI, Inc. 5.25%, 9/1/2035	500,000	504,160
Oracle Corp.:
2.80%, 4/1/2027	1,200,000	1,177,044
2.88%, 3/25/2031	1,000,000	918,860
2.95%, 4/1/2030	70,000	65,952
3.25%, 11/15/2027	643,000	631,844
3.60%, 4/1/2040	233,000	187,062
3.65%, 3/25/2041	150,000	119,747
3.80%, 11/15/2037	170,000	146,766
3.85%, 4/1/2060	301,000	206,715
3.95%, 3/25/2051	750,000	557,985
4.00%, 7/15/2046	197,000	153,327

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2047	$188,000	$145,416
4.10%, 3/25/2061	920,000	661,158
4.45%, 9/26/2030 (a)	1,000,000	999,680
4.70%, 9/27/2034	225,000	219,690
4.80%, 8/3/2028	200,000	203,382
4.80%, 9/26/2032	375,000	375,555
4.90%, 2/6/2033	700,000	706,804
5.20%, 9/26/2035 (a)	1,000,000	1,005,130
5.38%, 7/15/2040	1,125,000	1,103,085
5.38%, 9/27/2054	489,000	449,332
5.50%, 8/3/2035 (a)	100,000	102,879
5.50%, 9/27/2064	790,000	722,842
5.55%, 2/6/2053	1,761,000	1,662,049
5.88%, 9/26/2045	1,000,000	1,003,460
5.95%, 9/26/2055	375,000	373,856
6.00%, 8/3/2055	1,406,000	1,411,652
6.10%, 9/26/2065	335,000	334,769
6.13%, 7/8/2039	1,251,000	1,321,882
6.13%, 8/3/2065	500,000	502,180
6.25%, 11/9/2032	502,000	545,523
6.50%, 4/15/2038	451,000	494,066
6.90%, 11/9/2052	2,259,000	2,515,781
Paychex, Inc.:
5.35%, 4/15/2032	250,000	259,375
5.60%, 4/15/2035	175,000	183,199
Roper Technologies, Inc.:
3.80%, 12/15/2026	350,000	348,694
4.45%, 9/15/2030 (a)	135,000	135,583
5.10%, 9/15/2035	440,000	443,511
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	234,777
1.95%, 7/15/2031 (a)	260,000	230,932
2.70%, 7/15/2041	570,000	419,104
2.90%, 7/15/2051	400,000	262,624
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	196,000	197,256
4.65%, 4/1/2028	510,000	515,646
4.85%, 4/1/2030	100,000	101,854
5.00%, 4/1/2032	486,000	496,517
5.70%, 4/1/2055	1,322,000	1,334,123
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	150,000	148,839
4.95%, 3/28/2028	200,000	203,632
5.40%, 6/12/2029	175,000	181,249
VMware LLC:
2.20%, 8/15/2031	150,000	132,159
3.90%, 8/21/2027	260,000	259,061
Workday, Inc. 3.80%, 4/1/2032	651,000	621,972
		43,581,893
TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV:
2.88%, 5/7/2030	385,000	359,675
4.38%, 7/16/2042	505,000	441,769
Security Description	Principal Amount	Value
4.70%, 7/21/2032	$100,000	$100,083
5.00%, 1/20/2033 (a)	500,000	507,540
6.13%, 11/15/2037	78,000	83,651
6.13%, 3/30/2040	950,000	1,014,752
AT&T, Inc.:
1.65%, 2/1/2028 (a)	787,000	744,856
2.25%, 2/1/2032	1,200,000	1,050,348
2.30%, 6/1/2027	1,309,000	1,270,908
2.55%, 12/1/2033	470,000	400,360
3.30%, 2/1/2052 (a)	911,000	609,596
3.50%, 6/1/2041	673,000	537,963
3.50%, 9/15/2053	1,625,000	1,122,859
3.55%, 9/15/2055	2,100,000	1,446,312
3.65%, 6/1/2051	521,000	376,709
3.65%, 9/15/2059	450,000	307,692
3.80%, 2/15/2027	512,000	509,727
3.80%, 12/1/2057	1,500,000	1,070,145
4.30%, 2/15/2030	800,000	801,616
4.30%, 12/15/2042	300,000	258,957
4.35%, 3/1/2029	500,000	502,085
4.35%, 6/15/2045	150,000	126,462
4.55%, 11/1/2032	125,000	124,450
4.65%, 6/1/2044	830,000	732,732
4.70%, 8/15/2030 (a)	590,000	599,971
4.90%, 11/1/2035	500,000	496,105
5.15%, 2/15/2050	225,000	208,267
5.35%, 9/1/2040	1,300,000	1,290,458
5.38%, 8/15/2035	253,000	260,393
5.40%, 2/15/2034	1,100,000	1,143,384
5.45%, 3/1/2047	623,000	601,008
5.55%, 11/1/2045	250,000	247,550
5.65%, 2/15/2047	26,000	26,550
5.70%, 11/1/2054 (a)	140,000	138,389
5.70%, 3/1/2057 (a)	61,000	60,211
6.00%, 8/15/2040	395,000	414,509
6.05%, 8/15/2056 (a)	2,154,000	2,234,280
6.30%, 1/15/2038	169,000	183,926
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	300,000	215,013
4.30%, 7/29/2049	145,000	115,919
4.46%, 4/1/2048	367,000	306,621
5.10%, 5/11/2033 (a)	200,000	203,584
5.20%, 2/15/2034 (a)	200,000	202,378
British Telecommunications PLC:
5.13%, 12/4/2028	764,000	782,489
9.63%, 12/15/2030	1,001,000	1,232,371
Cisco Systems, Inc.:
4.55%, 2/24/2028	100,000	101,513
4.80%, 2/26/2027	150,000	151,833
4.95%, 2/26/2031	1,000,000	1,034,830
4.95%, 2/24/2032	350,000	361,732
5.05%, 2/26/2034	500,000	517,045
5.30%, 2/26/2054 (a)	70,000	69,093

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 2/26/2064	$908,000	$892,183
5.50%, 1/15/2040	506,000	528,426
5.90%, 2/15/2039	490,000	532,356
Corning, Inc.:
3.90%, 11/15/2049	315,000	247,486
4.75%, 3/15/2042	507,000	471,287
5.35%, 11/15/2048	335,000	324,786
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	250,000	294,697
9.25%, 6/1/2032	120,000	150,506
Juniper Networks, Inc. 5.95%, 3/15/2041	23,000	23,130
Motorola Solutions, Inc.:
2.30%, 11/15/2030	280,000	252,986
4.60%, 5/23/2029	180,000	181,996
4.85%, 8/15/2030	195,000	198,721
5.20%, 8/15/2032	65,000	66,956
5.50%, 9/1/2044	156,000	155,601
5.55%, 8/15/2035	50,000	52,066
Nokia OYJ:
4.38%, 6/12/2027	450,000	448,812
6.63%, 5/15/2039	100,000	105,206
Orange SA 9.00%, 3/1/2031	80,000	97,182
Rogers Communications, Inc.:
2.90%, 11/15/2026	100,000	98,460
3.20%, 3/15/2027	780,000	768,854
3.80%, 3/15/2032	400,000	377,604
4.50%, 3/15/2042	100,000	86,974
4.55%, 3/15/2052	100,000	82,644
5.00%, 3/15/2044	100,000	91,326
5.30%, 2/15/2034	979,000	992,735
5.45%, 10/1/2043	35,000	33,752
7.50%, 8/15/2038	50,000	58,462
Sprint Capital Corp.:
6.88%, 11/15/2028	1,220,000	1,312,122
8.75%, 3/15/2032	800,000	974,072
Telefonica Emisiones SA:
4.10%, 3/8/2027	400,000	399,284
4.90%, 3/6/2048	725,000	622,376
5.21%, 3/8/2047	800,000	719,424
7.05%, 6/20/2036	357,000	402,435
TELUS Corp. 2.80%, 2/16/2027	60,000	58,852
T-Mobile USA, Inc.:
2.05%, 2/15/2028	973,000	927,425
2.40%, 3/15/2029	750,000	705,795
2.63%, 2/15/2029	192,000	182,266
2.70%, 3/15/2032	100,000	89,653
2.88%, 2/15/2031	1,000,000	922,100
3.00%, 2/15/2041	200,000	150,112
3.38%, 4/15/2029	1,350,000	1,310,917
3.60%, 11/15/2060	335,000	227,257
3.75%, 4/15/2027	865,000	859,914
Security Description	Principal Amount	Value
3.88%, 4/15/2030	$2,266,000	$2,221,269
4.20%, 10/1/2029	300,000	299,715
4.38%, 4/15/2040	400,000	361,076
4.50%, 4/15/2050	150,000	126,239
4.70%, 1/15/2035	193,000	189,624
4.75%, 2/1/2028 (a)	150,000	150,261
4.85%, 1/15/2029	200,000	203,936
4.95%, 3/15/2028	145,000	147,761
5.05%, 7/15/2033	850,000	868,351
5.13%, 5/15/2032	465,000	478,401
5.15%, 4/15/2034	1,232,000	1,260,361
5.20%, 1/15/2033	355,000	366,182
5.25%, 6/15/2055	200,000	185,978
5.30%, 5/15/2035 (a)	200,000	204,862
5.50%, 1/15/2055	300,000	290,073
5.75%, 1/15/2034	952,000	1,008,158
5.75%, 1/15/2054	485,000	485,553
5.80%, 9/15/2062	210,000	210,773
5.88%, 11/15/2055	500,000	510,430
6.00%, 6/15/2054	200,000	207,108
Verizon Communications, Inc.:
1.68%, 10/30/2030	240,000	211,039
2.10%, 3/22/2028	3,144,000	2,998,024
2.65%, 11/20/2040	800,000	578,608
2.85%, 9/3/2041	305,000	221,909
3.00%, 3/22/2027 (a)	100,000	98,671
3.40%, 3/22/2041	300,000	236,994
3.70%, 3/22/2061	500,000	352,260
4.00%, 3/22/2050	500,000	394,265
4.13%, 3/16/2027	1,645,000	1,646,546
4.13%, 8/15/2046	100,000	81,576
4.27%, 1/15/2036	1,260,000	1,180,796
4.50%, 8/10/2033	1,265,000	1,245,810
4.75%, 11/1/2041	267,000	245,782
4.78%, 2/15/2035	400,000	393,452
4.81%, 3/15/2039	313,000	298,076
4.86%, 8/21/2046	1,582,000	1,438,592
5.01%, 4/15/2049	366,000	340,241
5.01%, 8/21/2054	548,000	498,877
5.05%, 5/9/2033	15,000	15,363
5.25%, 4/2/2035 (a)	90,000	91,481
5.25%, 3/16/2037	298,000	301,367
5.40%, 7/2/2037 (c)	100,000	101,594
5.50%, 2/23/2054 (a)	2,248,000	2,211,155
6.55%, 9/15/2043 (a)	1,280,000	1,427,814
7.75%, 12/1/2030	543,000	624,944
Vodafone Group PLC:
5.63%, 2/10/2053	216,000	210,250
5.75%, 6/28/2054 (a)	216,000	212,771
5.75%, 2/10/2063	718,000	697,293
5.88%, 6/28/2064	728,000	723,588
6.15%, 2/27/2037	538,000	585,920
		74,621,036

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	$100,000	$98,611
3.55%, 11/19/2026	527,000	522,679
3.90%, 11/19/2029	314,000	305,999
6.05%, 5/14/2034	200,000	209,388
6.35%, 3/15/2040	281,000	293,412
Mattel, Inc. 5.45%, 11/1/2041	150,000	138,166
		1,568,255
TRANSPORTATION — 1.5%
Burlington Northern Santa Fe LLC:
3.55%, 2/15/2050	136,000	101,687
3.90%, 8/1/2046	160,000	130,195
4.38%, 9/1/2042	929,000	832,486
4.95%, 9/15/2041	220,000	212,390
5.05%, 3/1/2041	892,000	878,495
5.20%, 4/15/2054	1,000,000	960,140
5.40%, 6/1/2041	137,000	139,724
5.50%, 3/15/2055	780,000	782,870
5.80%, 3/15/2056	100,000	104,663
6.15%, 5/1/2037	200,000	222,378
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,007
3.20%, 8/2/2046	800,000	582,352
3.85%, 8/5/2032	450,000	432,662
4.45%, 1/20/2049	47,000	41,150
6.13%, 11/1/2053	100,000	110,011
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	145,000	141,201
2.45%, 12/2/2031 (a)	1,975,000	1,759,014
2.88%, 11/15/2029 (a)	436,000	413,912
6.13%, 9/15/2115	250,000	259,015
7.13%, 10/15/2031	92,000	104,640
CSX Corp.:
3.35%, 9/15/2049	454,000	325,654
3.80%, 11/1/2046	700,000	557,389
3.80%, 4/15/2050	400,000	309,936
4.25%, 3/15/2029	137,000	137,566
4.30%, 3/1/2048	68,000	57,669
4.65%, 3/1/2068	958,000	810,094
4.75%, 5/30/2042	613,000	574,871
4.75%, 11/15/2048	287,000	259,824
4.90%, 3/15/2055 (a)	150,000	137,453
5.05%, 6/15/2035 (a)	150,000	153,197
5.20%, 11/15/2033 (a)	140,000	146,198
6.22%, 4/30/2040	100,000	110,509
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	51,285	44,491
FedEx Corp.:
3.10%, 8/5/2029 (a) (c)	365,000	349,170
Security Description	Principal Amount	Value
3.25%, 5/15/2041 (c)	$51,000	$38,104
4.05%, 2/15/2048 (c)	178,000	135,876
4.10%, 2/1/2045 (c)	326,000	257,977
4.25%, 5/15/2030 (c)	200,000	199,180
4.40%, 1/15/2047 (c)	415,000	339,657
4.55%, 4/1/2046 (c)	184,000	154,934
4.75%, 11/15/2045 (c)	200,000	173,636
4.95%, 10/17/2048 (c)	180,000	156,110
5.10%, 1/15/2044 (c)	102,000	92,733
5.25%, 5/15/2050 (a) (c)	230,000	210,820
Kirby Corp. 4.20%, 3/1/2028	100,000	99,683
Norfolk Southern Corp.:
3.00%, 3/15/2032	757,000	698,098
3.95%, 10/1/2042	487,000	411,159
4.05%, 8/15/2052	557,000	445,182
4.10%, 5/15/2049	100,000	81,429
4.15%, 2/28/2048	200,000	165,152
4.45%, 3/1/2033	150,000	149,294
4.45%, 6/15/2045	461,000	405,035
5.10%, 5/1/2035	150,000	153,086
5.10%, 8/1/2118	172,000	150,416
5.35%, 8/1/2054 (a)	250,000	245,818
5.55%, 3/15/2034 (a)	250,000	264,743
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	100,000	98,238
Series MTN, 2.90%, 12/1/2026	100,000	98,480
Series MTN, 4.85%, 6/15/2030 (a)	170,000	173,451
5.00%, 3/15/2030	450,000	461,151
6.60%, 12/1/2033 (a)	566,000	634,050
Union Pacific Corp.:
2.40%, 2/5/2030	100,000	93,228
2.80%, 2/14/2032	150,000	137,352
2.97%, 9/16/2062	490,000	293,397
3.20%, 5/20/2041	195,000	152,783
3.25%, 2/5/2050	100,000	70,448
3.35%, 8/15/2046	346,000	255,452
3.38%, 2/14/2042	30,000	23,749
3.50%, 2/14/2053	950,000	686,299
3.55%, 5/20/2061	250,000	172,508
3.75%, 2/5/2070	637,000	444,091
3.80%, 10/1/2051	200,000	154,056
3.84%, 3/20/2060	537,000	397,772
3.95%, 8/15/2059	191,000	145,045
4.05%, 11/15/2045	782,000	650,335
4.05%, 3/1/2046	250,000	206,585
4.10%, 9/15/2067	274,000	208,522
4.50%, 9/10/2048	200,000	173,852
5.15%, 1/20/2063	618,000	579,282
United Parcel Service, Inc.:
3.40%, 11/15/2046	480,000	357,355
3.63%, 10/1/2042	80,000	64,151

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2049	$500,000	$415,775
4.45%, 4/1/2030 (a)	147,000	149,556
4.88%, 11/15/2040	574,000	554,266
5.15%, 5/22/2034 (a)	100,000	103,865
5.25%, 5/14/2035 (a)	200,000	206,896
5.50%, 5/22/2054	100,000	98,799
5.60%, 5/22/2064	500,000	492,485
5.95%, 5/14/2055	1,000,000	1,044,950
6.05%, 5/14/2065	380,000	397,537
		27,415,896
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	100,000	64,516
5.45%, 9/15/2033	596,000	614,476
6.05%, 6/5/2054	350,000	362,884
		1,041,876
WATER — 0.3%
American Water Capital Corp.:
2.30%, 6/1/2031	560,000	502,779
4.20%, 9/1/2048	1,755,000	1,453,280
4.30%, 12/1/2042	100,000	87,540
4.30%, 9/1/2045	43,000	37,399
4.45%, 6/1/2032	750,000	748,718
5.70%, 9/1/2055	600,000	609,264
6.59%, 10/15/2037	55,000	62,433
Essential Utilities, Inc.:
3.35%, 4/15/2050	385,000	262,412
4.28%, 5/1/2049	950,000	762,916
5.25%, 8/15/2035	175,000	175,900
		4,702,641
TOTAL CORPORATE BONDS & NOTES (Cost $1,770,203,891)		1,788,325,503
Shares
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	7,549,570	7,549,570
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	138,416,542	$138,416,542
TOTAL SHORT-TERM INVESTMENTS (Cost $145,966,112)		145,966,112
TOTAL INVESTMENTS — 105.7% (Cost $1,916,170,003)		1,934,291,615
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(104,438,231)
NET ASSETS — 100.0%		$1,829,853,384
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	When-issued security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,788,325,503	$—	$1,788,325,503
Short-Term Investments	145,966,112	—	—	145,966,112
TOTAL INVESTMENTS	$145,966,112	$1,788,325,503	$—	$1,934,291,615
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,302,533	$9,302,533	$59,265,605	$61,018,568	$—	$—	7,549,570	$7,549,570	$91,557
State Street Navigator Securities Lending Portfolio II	90,475,855	90,475,855	160,775,490	112,834,803	—	—	138,416,542	138,416,542	61,581
Total		$99,778,388	$220,041,095	$173,853,371	$—	$—		$145,966,112	$153,138
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$5,309,238	$4,580,651
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	5,467,000	5,658,181
7.50%, 6/1/2029 (a) (b)	7,654,000	7,436,091
7.50%, 3/15/2033 (a) (b)	4,175,000	4,370,014
7.75%, 4/15/2028 (a) (b)	6,739,000	6,729,498
7.88%, 4/1/2030 (a)	5,934,200	6,231,800
CMG Media Corp. 8.88%, 6/18/2029 (a)	5,150,000	4,750,618
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	2,617,000	2,586,695
Lamar Media Corp.:
3.63%, 1/15/2031 (b)	1,425,000	1,326,832
3.75%, 2/15/2028	4,056,000	3,950,057
4.00%, 2/15/2030	305,000	291,766
4.88%, 1/15/2029	2,903,000	2,878,295
5.38%, 11/1/2033 (a)	1,584,000	1,572,500
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	19,599,400	19,241,123
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,788,000	3,639,813
5.00%, 8/15/2027 (a)	5,396,000	5,366,862
7.38%, 2/15/2031 (a)	1,725,000	1,820,651
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,837,000	5,675,374
		88,106,821
AEROSPACE & DEFENSE — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,393,000	6,593,165
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	9,180,000	9,200,104
6.75%, 6/15/2033 (a)	1,850,000	1,930,845
7.00%, 6/1/2032 (a) (b)	7,298,000	7,637,065
7.25%, 7/1/2031 (a) (b)	6,469,000	6,857,463
7.45%, 5/1/2034 (a)	3,505,000	3,883,190
7.50%, 2/1/2029 (a)	2,492,000	2,597,387
8.75%, 11/15/2030 (a)	1,595,000	1,722,456
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	4,606,000	4,687,066
Goat Holdco LLC 6.75%, 2/1/2032 (a)	4,125,000	4,239,139
Moog, Inc. 4.25%, 12/15/2027 (a)	6,511,000	6,412,749
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	1,249,000	1,248,001
9.38%, 11/30/2029 (a)	6,346,000	6,686,019
Security Description	Principal Amount	Value
9.75%, 11/15/2030 (a)	$7,218,000	$7,938,645
TransDigm, Inc.:
4.63%, 1/15/2029	4,524,000	4,431,665
4.88%, 5/1/2029	1,818,900	1,791,780
6.00%, 1/15/2033 (a)	12,959,000	13,102,715
6.38%, 3/1/2029 (a)	21,973,000	22,475,742
6.38%, 5/31/2033 (a)	17,650,000	17,897,630
6.63%, 3/1/2032 (a)	20,080,000	20,686,215
6.75%, 8/15/2028 (a)	13,256,000	13,524,301
6.75%, 1/31/2034 (a)	3,584,000	3,705,964
6.88%, 12/15/2030 (a)	8,461,000	8,768,388
7.13%, 12/1/2031 (a)	8,523,000	8,894,603
		186,912,297
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	4,497,300	4,486,596
6.00%, 6/15/2030 (a)	6,785,000	6,863,163
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	3,681,000	3,904,290
		15,254,049
AIRLINES — 0.7%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	4,731,000	4,790,043
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	3,610,000	3,695,918
8.50%, 5/15/2029 (a) (b)	6,387,000	6,662,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	19,387,430	19,465,174
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	16,093,000	16,332,464
OneSky Flight LLC 8.88%, 12/15/2029 (a)	5,669,000	5,996,215
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00%, 3/12/2030 (a) (b) (c)	4,109,697	1,742,429
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,403,000	6,242,733
7.88%, 5/1/2027 (a) (b)	3,981,000	4,044,815
		68,972,645
APPAREL — 0.5%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a)	15,585,000	16,834,294
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	2,963,700	3,156,192
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	1,150,000	1,053,365
4.25%, 3/15/2029 (a)	357,000	342,010
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	4,438,000	4,700,730

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	$1,521,000	$1,443,490
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	490,000	455,181
S&S Holdings LLC 8.38%, 10/1/2031 (a)	5,054,000	4,954,790
Under Armour, Inc. 7.25%, 7/15/2030 (a)	551,000	552,124
VF Corp.:
2.80%, 4/23/2027	5,024,000	4,877,952
2.95%, 4/23/2030	5,294,000	4,658,879
6.00%, 10/15/2033	880,000	847,282
6.45%, 11/1/2037	945,000	896,918
William Carter Co. 5.63%, 3/15/2027 (a)	4,109,000	4,110,479
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	1,870,000	1,709,909
		50,593,595
AUTO MANUFACTURERS — 1.4%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,208,500	5,735,040
4.75%, 10/1/2027 (a)	1,720,000	1,707,960
5.88%, 6/1/2029 (a) (b)	1,195,500	1,206,212
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	8,825,000	8,634,733
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,356,000	2,324,524
5.50%, 7/15/2029 (a)	1,978,000	1,979,108
5.88%, 1/15/2028 (a)	1,702,000	1,701,115
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	9,230,600	9,680,776
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	5,244,000	5,612,076
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	8,304,000	8,013,111
2.00%, 3/9/2026 (a)	3,976,000	3,914,849
2.45%, 9/15/2028 (a)	862,000	791,281
2.75%, 3/9/2028 (a) (b)	6,682,000	6,264,375
5.30%, 9/13/2027 (a)	756,000	755,403
5.55%, 9/13/2029 (a)	253,000	251,920
5.63%, 9/29/2028 (a)	3,867,000	3,869,707
6.13%, 9/30/2030 (a)	2,902,000	2,903,364
6.95%, 9/15/2026 (a)	4,562,000	4,630,339
7.05%, 9/15/2028 (a)	5,746,000	5,984,172
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	13,532,000	13,282,334
4.81%, 9/17/2030 (a)	18,107,000	17,053,897
7.50%, 7/17/2030 (a)	6,402,000	6,721,780
7.75%, 7/17/2032 (a)	6,093,000	6,447,856
8.13%, 7/17/2035 (a)	8,233,000	8,832,692
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,862,000	3,355,035
Security Description	Principal Amount	Value
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	$4,661,700	$4,323,913
		135,977,572
AUTO PARTS & EQUIPMENT — 2.1%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	3,522,010	3,610,941
7.50%, 2/15/2033 (a) (b)	5,773,000	5,977,942
8.25%, 4/15/2031 (a) (b)	3,463,000	3,631,856
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	6,239,000	5,927,861
6.38%, 10/15/2032 (a) (d)	5,384,000	5,374,793
6.50%, 4/1/2027 (b)	3,662,000	3,663,465
6.88%, 7/1/2028	2,612,000	2,612,313
7.75%, 10/15/2033 (a) (d)	7,273,000	7,330,166
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (e)	5,126,000	5,244,975
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	4,207,000	4,301,531
6.75%, 2/15/2030 (a)	8,991,000	9,295,255
6.75%, 9/15/2032 (a)	5,830,000	5,958,610
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	2,470,698	2,354,452
13.50%, 3/31/2027 (a)	1,954,121	2,054,602
Dana, Inc.:
4.25%, 9/1/2030	289,000	286,015
4.50%, 2/15/2032 (b)	3,048,000	3,000,329
5.38%, 11/15/2027	25,000	24,986
5.63%, 6/15/2028	2,564,000	2,563,692
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,796,000	4,127,198
Forvia SE:
6.75%, 9/15/2033 (a) (b)	2,810,000	2,849,143
8.00%, 6/15/2030 (a) (b)	5,357,000	5,673,384
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	7,705,000	8,080,079
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,410,000	3,389,608
5.00%, 7/15/2029	5,331,000	5,152,252
5.25%, 4/30/2031 (b)	720,000	680,263
5.25%, 7/15/2031 (b)	6,904,000	6,494,662
5.63%, 4/30/2033 (b)	4,201,000	3,906,552
6.63%, 7/15/2030 (b)	1,990,000	2,019,074
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	4,821,641	4,852,933
7.75%, 11/15/2030 (a)	4,739,273	4,975,763
8.00%, 11/15/2032 (a)	3,233,692	3,401,682
Phinia, Inc.:
6.63%, 10/15/2032 (a)	1,822,000	1,877,462
6.75%, 4/15/2029 (a)	8,283,000	8,544,909

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (a)	$4,545,000	$4,584,496
6.25%, 8/15/2033 (a)	2,825,000	2,887,941
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	4,433,000	3,047,954
Tenneco, Inc. 8.00%, 11/17/2028 (a)	14,346,900	14,365,838
Titan International, Inc. 7.00%, 4/30/2028 (b)	4,099,000	4,105,763
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	6,087,000	5,941,216
6.88%, 4/14/2028 (a)	4,446,064	4,501,151
6.88%, 4/23/2032 (a)	4,147,000	3,973,116
7.13%, 4/14/2030 (a)	6,418,000	6,355,553
7.50%, 3/24/2031 (a)	9,639,000	9,567,575
		198,569,351
BANKS — 0.3%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (e)	2,305,300	2,146,511
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	2,019,000	2,236,810
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,008,000	2,013,331
12.00%, 10/1/2028 (a)	4,842,000	5,132,520
12.25%, 10/1/2030 (a)	5,747,000	6,409,284
Popular, Inc. 7.25%, 3/13/2028	3,428,000	3,582,568
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (e)	4,649,000	4,902,463
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (e)	3,126,000	3,077,328
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	286,000	294,283
		29,795,098
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	4,994,000	4,842,183
6.25%, 4/1/2029 (a)	2,694,000	2,697,475
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,554,000	1,548,312
		9,087,970
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,255,000	1,871,154
CHEMICALS — 3.5%
Ashland, Inc. 6.88%, 5/15/2043	1,540,000	1,612,657
Security Description	Principal Amount	Value
ASP Unifrax Holdings, Inc.:
7.10%, 9/30/2029 (a)	$5,595,496	$2,234,282
11.18%, 9/30/2029 (a)	1,375,880	1,266,924
Avient Corp.:
6.25%, 11/1/2031 (a)	3,863,000	3,922,645
7.13%, 8/1/2030 (a)	2,549,000	2,616,217
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,693,000	3,870,005
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,348,000	2,226,726
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,992,000	1,982,717
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	19,000	18,390
6.50%, 4/15/2030 (b)	7,575,000	7,625,752
6.67%, 7/15/2027 (f)	6,317,000	6,478,589
6.75%, 4/15/2033 (b)	5,979,000	5,952,334
6.83%, 7/15/2029 (f)	3,604,000	3,721,959
6.85%, 11/15/2028 (f)	6,546,000	6,791,802
6.88%, 7/15/2032 (f)	7,445,000	7,617,054
7.05%, 11/15/2030 (f)	7,536,000	7,776,097
7.20%, 11/15/2033 (b) (f)	7,056,000	7,333,654
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	8,134,000	8,612,361
Chemours Co.:
4.63%, 11/15/2029 (a)	3,565,000	3,221,833
5.38%, 5/15/2027	3,178,700	3,175,362
5.75%, 11/15/2028 (a) (b)	7,814,309	7,628,016
8.00%, 1/15/2033 (a) (b)	2,486,000	2,474,490
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	4,382,000	3,649,286
12.00%, 2/15/2031 (a) (b)	4,722,000	4,332,718
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	6,191,000	6,186,357
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,412,000	3,311,312
FMC Corp. 5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (e)	5,436,000	5,742,210
GPD Cos., Inc. 12.50%, 12/31/2029 (a)	1,324,000	1,006,545
HB Fuller Co.:
4.00%, 2/15/2027	1,050,000	1,034,229
4.25%, 10/15/2028	3,705,000	3,602,483
Herens Holdco SARL 4.75%, 5/15/2028 (a) (b)	4,303,000	3,761,597
Huntsman International LLC:
2.95%, 6/15/2031	4,188,000	3,536,222
4.50%, 5/1/2029	4,984,000	4,772,678
5.70%, 10/15/2034	1,016,000	928,289

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$4,135,000	$4,148,232
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	4,363,000	4,279,928
7.50%, 4/15/2029 (a) (b)	3,259,000	3,193,331
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	5,639,000	5,605,843
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,914,000	4,721,961
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	961,000	963,249
11.50%, 6/15/2029 (a)	4,423,785	4,364,374
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	5,789,000	5,706,275
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	4,255,000	3,858,179
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	3,172,000	3,140,819
Methanex Corp.:
5.13%, 10/15/2027	6,025,000	6,031,085
5.25%, 12/15/2029 (b)	19,000	18,973
5.65%, 12/1/2044	4,314,000	3,684,889
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	2,476,000	2,519,280
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	5,635,500	5,558,125
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	4,825,000	4,672,192
5.25%, 6/1/2027 (a)	9,134,000	9,160,580
7.00%, 12/1/2031 (a)	3,566,000	3,755,890
8.50%, 11/15/2028 (a)	3,481,000	3,649,794
9.00%, 2/15/2030 (a)	5,143,000	5,517,976
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	2,327,000	2,130,787
Olin Corp.:
5.00%, 2/1/2030 (b)	1,785,766	1,742,265
5.63%, 8/1/2029 (b)	5,221,000	5,234,783
6.63%, 4/1/2033 (a)	5,045,000	5,074,362
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	8,041,300	7,733,399
6.25%, 10/1/2029 (a)	3,000	2,911
7.13%, 10/1/2027 (a)	4,559,000	4,642,384
7.25%, 6/15/2031 (a)	4,664,000	4,729,109
7.25%, 2/15/2033 (a) (d)	8,406,000	8,410,875
9.75%, 11/15/2028 (a)	13,483,898	14,148,384
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	4,527,000	4,851,586
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	9,055,000	8,852,711
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,269,000	6,252,763
Security Description	Principal Amount	Value
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	$3,364,000	$3,292,885
SNF Group SACA 3.38%, 3/15/2030 (a)	2,309,000	2,142,105
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,699,000	3,709,246
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a)	3,013,960	1,179,302
Tronox, Inc.:
4.63%, 3/15/2029 (a) (b)	8,230,000	5,372,873
9.13%, 9/30/2030 (a) (b)	2,033,000	1,991,791
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,243,048	2,989,953
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,333,000	4,307,132
5.63%, 8/15/2029 (a) (b)	4,310,000	4,009,809
6.63%, 8/15/2032 (a)	3,674,000	3,633,072
7.38%, 3/1/2031 (a)	2,322,000	2,366,327
		333,375,581
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	5,044,000	5,343,866
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	37,000	36,702
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a) (b)	2,287,000	1,991,154
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,861,000	5,479,918
		12,851,640
COMMERCIAL SERVICES — 5.3%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	2,389,213	2,310,990
4.88%, 7/15/2032 (a) (b)	5,081,091	4,914,889
5.88%, 10/15/2033 (a)	3,375,000	3,375,000
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,563,000	2,557,669
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	12,568,000	13,007,377
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	20,342,000	21,339,368
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	1,662,361	1,634,550
6.88%, 6/15/2030 (a)	6,368,000	6,548,660

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	$12,704,374	$12,463,573
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	5,295,000	4,948,019
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	3,300,000	3,114,903
4.63%, 10/1/2027 (a)	1,834,000	1,833,376
6.50%, 1/15/2031 (a) (d)	1,050,000	1,049,307
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	1,526,000	1,474,436
4.75%, 10/15/2029 (a)	1,678,000	1,649,961
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a) (b)	8,420,925	8,211,160
5.75%, 7/15/2027 (a)	2,970,000	2,960,817
8.00%, 2/15/2031 (a) (b)	2,141,309	2,213,043
8.25%, 1/15/2030 (a) (b)	4,534,000	4,701,985
8.38%, 6/15/2032 (a)	7,472,000	7,828,190
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	7,303,000	7,397,282
Block, Inc.:
3.50%, 6/1/2031	5,454,000	5,076,801
5.63%, 8/15/2030 (a)	5,921,000	5,997,381
6.00%, 8/15/2033 (a)	2,064,000	2,114,485
6.50%, 5/15/2032	13,449,000	13,927,246
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	14,652,141	15,546,947
Brink's Co.:
4.63%, 10/15/2027 (a)	162,000	160,741
6.50%, 6/15/2029 (a)	3,222,000	3,318,434
6.75%, 6/15/2032 (a)	4,829,000	5,022,884
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	3,174,000	3,000,446
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	3,973,000	3,833,429
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	2,309,000	2,307,476
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	4,610,000	4,356,450
CoreCivic, Inc. 8.25%, 4/15/2029	2,282,000	2,411,595
CPI CG, Inc. 10.00%, 7/15/2029 (a)	3,058,000	3,208,576
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	644,000	669,309
Deluxe Corp.:
8.00%, 6/1/2029 (a)	327,000	326,333
8.13%, 9/15/2029 (a)	6,644,000	6,939,259
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	2,749,000	2,936,124
8.63%, 5/15/2032 (a)	4,101,000	4,430,843
9.00%, 5/15/2028 (a)	6,167,000	6,516,299
Security Description	Principal Amount	Value
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	$8,557,000	$8,494,791
6.00%, 6/1/2029 (a) (b)	2,831,879	2,808,176
7.75%, 2/15/2028 (a)	881,000	904,761
8.25%, 8/1/2032 (a)	2,218,000	2,300,975
8.38%, 11/15/2032 (a)	1,683,000	1,748,351
GEO Group, Inc.:
8.63%, 4/15/2029	3,319,576	3,515,763
10.25%, 4/15/2031	7,562,000	8,321,981
Grand Canyon University 5.13%, 10/1/2028	4,130,000	4,061,153
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	8,227,000	8,208,242
6.63%, 6/15/2029 (a)	8,372,000	8,602,984
7.00%, 6/15/2030 (a)	12,011,000	12,477,267
7.25%, 6/15/2033 (a)	7,766,000	8,113,995
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,419,000	2,380,635
5.00%, 12/1/2029 (a) (b)	6,058,000	4,828,165
12.63%, 7/15/2029 (a) (b)	10,192,000	10,802,093
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a) (d)	3,598,000	3,574,361
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	3,650,000	3,477,501
Matthews International Corp. 8.63%, 10/1/2027 (a)	763,000	789,438
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	1,743,000	1,735,000
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,428,208	4,587,596
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,709,000	6,567,641
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	4,084,000	2,770,422
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	20,000	18,694
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	7,131,771	6,931,511
6.25%, 1/15/2028 (a)	6,552,000	6,553,441
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,531,372	5,435,624
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,669,000	5,827,165
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	9,175,000	9,407,403
10.88%, 8/1/2029 (a)	4,782,000	4,771,575
Service Corp. International:
3.38%, 8/15/2030	6,281,000	5,824,497
4.00%, 5/15/2031	4,273,000	4,033,157
4.63%, 12/15/2027	535,000	532,544

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 6/1/2029	$4,479,000	$4,482,628
5.75%, 10/15/2032	4,762,783	4,832,177
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	9,070,000	9,374,752
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	2,159,000	739,134
Sotheby's 7.38%, 10/15/2027 (a)	6,022,000	6,019,411
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	2,181,000	1,995,724
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,653,000	3,587,063
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	5,101,411	4,784,562
7.13%, 8/15/2031 (a)	4,412,000	4,552,875
United Rentals North America, Inc.:
3.75%, 1/15/2032 (b)	8,148,000	7,548,063
3.88%, 11/15/2027	2,287,000	2,252,306
3.88%, 2/15/2031	6,698,176	6,334,867
4.00%, 7/15/2030	6,040,000	5,774,723
4.88%, 1/15/2028	12,654,132	12,622,117
5.25%, 1/15/2030	2,607,000	2,623,398
5.50%, 5/15/2027	1,445,000	1,443,815
6.13%, 3/15/2034 (a)	8,417,000	8,759,404
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	5,796,700	5,726,792
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	10,220,000	10,969,126
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	1,183,000	1,176,340
VT Topco, Inc. 8.50%, 8/15/2030 (a)	1,896,000	1,936,555
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	9,881,000	10,419,218
WEX, Inc. 6.50%, 3/15/2033 (a)	3,006,000	3,073,034
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,368,000	1,344,621
6.63%, 6/15/2029 (a)	4,759,000	4,868,362
6.63%, 4/15/2030 (a)	3,990,000	4,105,670
7.38%, 10/1/2031 (a)	2,054,000	2,140,350
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	4,857,000	3,911,731
		505,441,333
COMPUTERS — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	3,045,000	3,047,619
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	4,669,000	4,509,834
Crane NXT Co. 4.20%, 3/15/2048	3,612,000	2,412,924
Security Description	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$1,624,000	$1,547,071
KBR, Inc. 4.75%, 9/30/2028 (a)	2,376,000	2,349,199
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	10,932,057	10,157,083
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	3,625,000	3,570,988
5.13%, 4/15/2029 (a)	2,355,921	2,323,291
Science Applications International Corp. 4.88%, 4/1/2028 (a)	138,000	136,779
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	232,389
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,062,000	2,016,801
		32,303,978
CONSTRUCTION MATERIALS — 2.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	3,182,000	1,780,743
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	5,874,000	6,118,887
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	3,038,122	2,971,861
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,289,500	7,797,435
5.00%, 3/1/2030 (a)	6,932,000	6,865,176
6.38%, 6/15/2032 (a)	103,000	106,463
6.38%, 3/1/2034 (a)	8,083,000	8,335,270
6.75%, 5/15/2035 (a)	6,511,000	6,809,985
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	5,361,000	5,183,873
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	2,308,000	1,887,413
9.50%, 8/15/2029 (a)	3,910,000	3,798,800
CP Atlas Buyer, Inc.:
9.75%, 7/15/2030 (a) (b)	1,293,000	1,359,796
12.75%, 1/15/2031 (a)	2,736,000	2,729,297
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	21,133,400	21,741,408
6.75%, 7/15/2031 (a)	4,949,000	5,143,199
Griffon Corp. 5.75%, 3/1/2028	3,941,000	3,938,714
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,967,000	1,954,254
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a) (b)	2,615,000	2,556,162
7.00%, 9/1/2032 (a) (b)	3,515,750	2,970,633
Knife River Corp. 7.75%, 5/1/2031 (a)	1,286,700	1,350,893

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a) (b)	$939,000	$899,365
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	8,163,000	8,447,970
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	7,436,000	7,637,739
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,504,000	3,423,513
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	7,457,000	7,384,891
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,560,000	3,752,789
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	30,676,500	31,783,615
6.75%, 3/1/2033 (a)	6,397,000	6,647,890
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	8,546,898	8,548,522
8.88%, 11/15/2031 (a) (b)	9,649,000	10,192,335
Standard Building Solutions, Inc.:
6.25%, 8/1/2033 (a)	4,335,000	4,395,213
6.50%, 8/15/2032 (a)	9,989,000	10,255,507
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	11,939,000	10,805,153
4.38%, 7/15/2030 (a)	9,909,000	9,502,830
4.75%, 1/15/2028 (a)	6,377,000	6,324,517
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	5,202,000	5,065,187
		230,467,298
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	2,422,000	2,296,758
4.00%, 1/15/2028 (a)	6,828,000	6,696,834
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	1,764,800	1,750,717
Gates Corp. 6.88%, 7/1/2029 (a)	3,236,000	3,357,285
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	3,719,905	3,804,905
7.75%, 3/15/2031 (a)	2,130,000	2,229,215
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	3,633,000	3,468,970
6.50%, 7/15/2032 (a)	6,251,000	6,405,900
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	6,590,000	6,608,057
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	2,696,864	2,850,316
		39,468,957
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Acadian Asset Management, Inc. 4.80%, 7/27/2026	$4,994,000	$4,972,825
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,517,000	1,520,049
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (e)	6,989,000	6,987,253
6.70%, 2/14/2033	100,500	104,845
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	5,206,000	5,679,902
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	3,123,000	3,105,168
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	3,206,000	3,189,457
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	2,451,000	2,551,515
7.75%, 4/15/2030 (a)	7,747,000	8,148,527
Bread Financial Holdings, Inc.:
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (e)	5,215,000	5,351,529
9.75%, 3/15/2029 (a)	3,964,000	4,231,689
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (a)	3,438,000	3,456,187
7.50%, 7/15/2033 (a)	608,000	619,595
9.25%, 7/1/2031 (a)	5,019,000	5,334,444
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	3,449,000	3,012,943
12.25%, 11/1/2029 (a)	883,000	905,587
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	6,159,000	5,846,000
3.63%, 10/1/2031 (a)	4,351,000	3,882,528
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	1,890,000	1,893,081
9.25%, 12/15/2028 (a)	2,684,000	2,823,004
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	4,183,000	4,196,260
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (a) (d)	1,347,000	1,342,636
8.50%, 5/15/2030 (a) (b)	2,850,000	3,029,550
9.25%, 4/1/2029 (a)	3,272,000	3,450,815
Enova International, Inc.:
9.13%, 8/1/2029 (a)	3,963,000	4,151,401
11.25%, 12/15/2028 (a)	4,441,000	4,733,973
EZCORP, Inc. 7.38%, 4/1/2032 (a)	3,010,000	3,213,536
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	3,376,000	3,459,421
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	7,023,000	7,480,548
9.25%, 2/1/2029 (a)	10,929,000	11,525,395

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	$1,734,000	$1,761,293
6.88%, 4/15/2029 (a)	930,000	965,545
8.00%, 2/15/2027 (a)	5,663,327	5,797,831
8.00%, 6/15/2028 (a)	6,153,000	6,524,395
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	9,343,000	9,616,096
goeasy Ltd.:
6.88%, 5/15/2030 (a)	2,999,000	2,983,255
6.88%, 2/15/2031 (a)	2,825,000	2,746,663
7.38%, 10/1/2030 (a)	3,884,000	3,918,101
7.63%, 7/1/2029 (a)	6,278,000	6,367,775
9.25%, 12/1/2028 (a)	4,437,000	4,635,511
Hightower Holding LLC:
6.75%, 4/15/2029 (a)	928,700	914,853
9.13%, 1/31/2030 (a)	34,000	36,250
Jane Street Group/JSG Finance, Inc.:
6.13%, 11/1/2032 (a)	11,493,000	11,669,418
6.75%, 5/1/2033 (a)	7,178,000	7,459,019
7.13%, 4/30/2031 (a)	10,954,000	11,496,771
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	9,420,000	9,106,126
6.63%, 10/15/2031 (a)	4,555,000	4,587,340
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a)	2,129,000	2,128,383
8.25%, 5/15/2030 (a)	4,959,000	5,201,148
9.50%, 2/15/2029 (a)	2,830,000	2,988,820
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	2,580,000	2,388,332
8.75%, 11/1/2027 (a)	2,443,547	2,414,444
LFS Topco LLC 8.75%, 7/15/2030 (a)	4,861,000	4,885,013
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	1,553,000	1,465,908
6.50%, 5/1/2028 (a)	9,405,000	9,341,422
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	7,538,000	7,538,000
5.75%, 11/15/2031 (a)	1,875,000	1,896,994
6.00%, 1/15/2027 (a)	3,575,000	3,575,000
6.50%, 8/1/2029 (a)	9,204,000	9,441,923
7.13%, 2/1/2032 (a)	5,140,000	5,363,590
Navient Corp.:
4.88%, 3/15/2028	4,288,000	4,209,701
5.50%, 3/15/2029 (b)	7,913,800	7,760,272
Series MTN, 5.63%, 8/1/2033 (b)	6,158,000	5,620,653
7.88%, 6/15/2032 (b)	3,168,000	3,338,819
9.38%, 7/25/2030	5,129,165	5,667,112
11.50%, 3/15/2031	4,930,100	5,563,864
OneMain Finance Corp.:
3.50%, 1/15/2027	4,089,000	3,995,893
3.88%, 9/15/2028	6,723,000	6,463,156
Security Description	Principal Amount	Value
4.00%, 9/15/2030	$3,989,000	$3,708,134
5.38%, 11/15/2029	2,553,000	2,527,496
6.13%, 5/15/2030	2,326,000	2,361,006
6.50%, 3/15/2033	3,243,000	3,248,059
6.63%, 1/15/2028	4,135,000	4,235,108
6.63%, 5/15/2029	10,436,000	10,740,001
6.75%, 3/15/2032	4,208,000	4,276,254
7.13%, 11/15/2031	3,216,000	3,338,272
7.13%, 9/15/2032	4,275,000	4,418,811
7.50%, 5/15/2031 (b)	6,684,000	6,993,001
7.88%, 3/15/2030	5,551,000	5,871,737
Osaic Holdings, Inc.:
6.75%, 8/1/2032 (a)	25,000	25,790
8.00%, 8/1/2033 (a)	4,229,000	4,384,585
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,064,000	4,064,244
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	772,000	747,520
5.75%, 9/15/2031 (a)	6,186,400	6,139,012
6.75%, 2/15/2034 (a)	3,214,000	3,279,855
6.88%, 5/15/2032 (a)	5,769,000	5,980,088
6.88%, 2/15/2033 (a)	3,965,000	4,096,678
7.13%, 11/15/2030 (a)	6,942,000	7,227,247
7.88%, 12/15/2029 (a)	8,071,000	8,566,802
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	2,512,000	2,545,485
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	5,962,000	6,340,706
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	6,653,000	6,992,636
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	394,000	367,066
8.38%, 2/1/2028 (a)	3,782,000	3,877,609
8.88%, 1/31/2030 (a)	4,770,000	4,923,117
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	6,086,000	6,437,771
Rfna LP 7.88%, 2/15/2030 (a) (b)	5,148,000	5,280,870
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	13,102,000	13,450,513
6.38%, 8/1/2033 (a)	12,239,000	12,643,009
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	10,424,000	10,220,628
3.63%, 3/1/2029 (a)	3,093,000	2,951,835
3.88%, 3/1/2031 (a)	4,695,500	4,386,771
4.00%, 10/15/2033 (a) (b)	2,329,000	2,127,798
SLM Corp.:
3.13%, 11/2/2026	491,000	482,147
6.50%, 1/31/2030	2,075,000	2,162,938

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	$3,473,000	$3,577,364
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	7,361,000	7,762,763
Synchrony Financial 7.25%, 2/2/2033	6,463,000	6,897,378
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	3,906,000	4,149,773
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	7,015,000	6,930,259
5.75%, 6/15/2027 (a)	5,149,800	5,145,114
UWM Holdings LLC:
6.25%, 3/15/2031 (a)	6,602,000	6,571,697
6.63%, 2/1/2030 (a)	9,145,000	9,303,300
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	1,721,500	1,780,496
		545,573,095
ELECTRIC — 3.1%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (e)	4,104,000	4,039,444
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (e)	7,180,500	7,457,811
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (e)	8,012,000	7,858,730
Alpha Generation LLC 6.75%, 10/15/2032 (a)	4,566,000	4,717,865
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	3,276,000	3,200,783
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	4,006,000	4,104,468
Calpine Corp.:
4.50%, 2/15/2028 (a)	10,874,000	10,832,135
4.63%, 2/1/2029 (a)	2,158,400	2,138,241
5.00%, 2/1/2031 (a)	8,548,000	8,520,903
5.13%, 3/15/2028 (a)	10,277,000	10,279,775
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	5,383,000	4,941,702
3.75%, 1/15/2032 (a)	345,000	310,279
4.75%, 3/15/2028 (a)	6,416,000	6,336,377
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,849,000	5,039,517
DPL LLC 4.35%, 4/15/2029	25,000	24,549
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (b) (e)	3,083,100	3,131,258
Security Description	Principal Amount	Value
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (e)	$4,158,000	$4,245,526
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (e)	10,326,000	11,971,655
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (e)	300,000	301,839
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (e)	6,062,000	6,362,130
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	2,960,000	2,983,325
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	6,105,000	5,756,099
Lightning Power LLC 7.25%, 8/15/2032 (a)	8,941,340	9,470,936
National Rural Utilities Cooperative Finance Corp. 3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (e)	9,000	8,978
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,846,000	5,528,796
3.63%, 2/15/2031 (a)	3,300,186	3,050,725
5.25%, 6/15/2029 (a)	9,542,000	9,518,240
5.75%, 1/15/2028	2,827,000	2,832,739
5.75%, 7/15/2029 (a)	6,993,746	7,002,418
5.75%, 1/15/2034 (a) (d)	5,249,000	5,243,279
6.00%, 2/1/2033 (a)	4,740,713	4,812,203
6.00%, 1/15/2036 (a) (d)	9,504,000	9,508,277
6.25%, 11/1/2034 (a)	5,311,000	5,446,112
PacifiCorp 5 yr. CMT + 3.32%, 7.38%, 9/15/2055 (e)	2,688,000	2,829,684
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	9,275,000	9,053,049
PG&E Corp.:
5.00%, 7/1/2028	5,194,000	5,145,332
5.25%, 7/1/2030 (b)	6,036,000	5,947,150
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (b) (e)	8,724,000	8,980,573
Pike Corp.:
5.50%, 9/1/2028 (a)	1,341,000	1,337,057
8.63%, 1/31/2031 (a)	3,555,000	3,815,084
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,213,000	5,536,675
TransAlta Corp.:
6.50%, 3/15/2040	1,705,000	1,713,133
7.75%, 11/15/2029	75,000	78,011
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,058,000	6,912,464
5.00%, 7/31/2027 (a)	7,604,500	7,595,070

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 9/1/2026 (a)	$2,391,000	$2,390,474
5.63%, 2/15/2027 (a)	8,800,000	8,803,256
6.88%, 4/15/2032 (a)	10,129,000	10,597,162
7.75%, 10/15/2031 (a)	6,021,000	6,379,310
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	3,647,000	3,593,936
4.50%, 9/15/2027 (a)	2,080,000	2,040,646
7.25%, 1/15/2029 (a) (b)	7,421,050	7,615,853
8.38%, 1/15/2031 (a) (b)	8,865,000	9,295,218
8.63%, 3/15/2033 (a) (b)	4,236,000	4,444,411
		291,080,662
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	10,429,000	10,000,785
4.75%, 6/15/2028 (a) (b)	2,396,341	2,351,769
6.00%, 9/15/2033 (a)	1,975,000	1,931,076
EnerSys:
4.38%, 12/15/2027 (a)	4,762,000	4,697,094
6.63%, 1/15/2032 (a)	3,151,000	3,245,561
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	6,095,000	6,275,961
6.38%, 3/15/2033 (a)	6,125,000	6,348,624
6.63%, 3/15/2032 (a)	6,786,000	7,060,222
7.25%, 6/15/2028 (a)	9,168,000	9,293,602
		51,204,694
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	2,657,000	2,478,822
Coherent Corp. 5.00%, 12/15/2029 (a)	4,631,000	4,570,473
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,668,536	16,221,819
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	7,142,000	6,858,605
5.88%, 9/1/2030 (a)	2,538,000	2,556,527
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	5,118,000	4,726,473
4.38%, 2/15/2030 (a)	3,513,000	3,397,036
6.63%, 7/15/2032 (a) (b)	2,383,000	2,471,600
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	7,033,231	6,768,500
		50,049,855
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	1,656,000	1,600,590
5.00%, 1/31/2028 (a)	6,577,000	6,538,328
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,866,600	2,901,257
		11,040,175
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 6.00%, 8/1/2033 (a)	$1,904,000	$1,947,297
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	1,852,000	1,801,885
6.88%, 8/15/2032 (a)	5,339,000	5,576,746
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	5,571,000	4,934,012
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	1,904,000	1,871,423
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a)	3,339,000	3,430,021
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a) (b)	10,485,000	10,457,949
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	3,248,000	3,282,007
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,973,000	4,856,234
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	1,733,000	1,709,171
7.50%, 4/15/2032 (a)	3,823,000	4,033,685
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	595,000	576,501
HTA Group Ltd. 7.50%, 6/4/2029 (a) (b)	4,052,000	4,215,822
INNOVATE Corp. 10.50%, 2/1/2027 (a)	132,367	118,171
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	621,000	628,887
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,989,169	1,907,812
4.13%, 2/15/2032 (a)	2,934,000	2,750,801
5.63%, 1/31/2034 (a)	2,229,000	2,221,020
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	2,761,000	3,094,501
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	4,281,000	4,209,250
		63,623,195
ENTERTAINMENT — 3.5%
Affinity Interactive 6.88%, 12/15/2027 (a)	3,831,000	2,122,757
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,628,900	1,629,449

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	$2,318,000	$2,004,189
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	3,847,000	4,002,265
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,155,574	5,058,598
Brightstar Lottery PLC:
5.25%, 1/15/2029 (a)	5,063,000	5,038,748
6.25%, 1/15/2027 (a)	5,196,000	5,233,827
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	7,753,000	7,411,946
6.00%, 10/15/2032 (a) (b)	4,432,000	4,364,456
6.50%, 2/15/2032 (a)	10,213,000	10,417,362
7.00%, 2/15/2030 (a)	16,064,500	16,526,194
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	6,464,000	6,383,329
5.50%, 4/1/2027 (a)	4,000,000	3,994,920
5.75%, 4/1/2030 (a)	7,102,000	7,102,000
6.75%, 5/1/2031 (a)	3,183,000	3,266,490
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	5,465,000	5,440,298
7.00%, 8/1/2032 (a)	1,905,118	1,984,790
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	3,638,000	3,638,582
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	4,423,000	4,372,578
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,480,000	5,346,124
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	5,158,000	5,166,098
7.25%, 11/15/2029 (a)	2,657,000	2,729,696
7.50%, 9/1/2031 (a)	3,068,000	3,193,297
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	1,745,000	1,703,609
4.75%, 10/15/2027 (a)	8,688,000	8,627,966
6.50%, 5/15/2027 (a)	3,342,000	3,376,824
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,349,000	5,447,886
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,271,621	6,101,472
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	9,705,000	10,088,153
11.88%, 4/15/2031 (a)	4,576,000	4,803,519
Motion Finco SARL 8.38%, 2/15/2032 (a)	4,737,000	4,088,126
Muvico LLC 15.00%, 2/19/2029 (a)	1,118,000	1,199,826
Odeon Finco PLC 12.75%, 11/1/2027 (a)	3,672,000	3,801,181
Security Description	Principal Amount	Value
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	$4,971,000	$4,940,080
Penn Entertainment, Inc. 5.63%, 1/15/2027 (a)	5,250,000	5,248,425
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,230,000	2,793,029
5.88%, 9/1/2031 (a)	5,020,000	2,611,806
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	5,885,000	5,324,571
4.63%, 4/6/2031 (a)	4,429,000	3,788,434
8.45%, 7/27/2030 (a)	3,879,000	3,939,823
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	1,958,000	1,994,203
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a) (d)	727,000	733,717
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,894,000	7,334,079
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	7,073,500	6,964,497
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	892,000	890,207
7.25%, 5/15/2031 (a) (b)	6,866,000	6,866,275
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	5,253,000	5,082,540
5.38%, 4/15/2027	1,206,000	1,202,997
6.50%, 10/1/2028	1,831,000	1,839,056
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	3,643,356	3,713,126
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	2,178,000	2,157,505
Starz Capital Holdings 1, Inc. 6.00%, 4/15/2030 (a)	162,000	153,654
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	863,000	707,591
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	2,546,000	2,562,804
6.50%, 5/15/2032 (a)	1,956,500	2,024,821

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Voyager Parent LLC 9.25%, 7/1/2032 (a)	$15,245,464	$16,122,078
Warnermedia Holdings, Inc.:
Series WI, 4.05%, 3/15/2029	7,031,000	6,784,915
4.28%, 3/15/2032	2,000,000	1,739,640
4.28%, 3/15/2032 (b)	17,842,000	16,357,724
5.05%, 3/15/2042	28,691,000	22,889,967
5.14%, 3/15/2052	6,704,000	4,994,078
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a) (b)	5,610,000	5,617,573
6.25%, 3/15/2033 (a) (b)	4,747,037	4,824,841
7.13%, 2/15/2031 (a)	9,081,037	9,794,534
		327,665,145
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	3,879,000	3,872,367
5.13%, 7/15/2029 (a)	2,278,000	2,261,507
5.75%, 10/15/2033 (a) (d)	2,350,000	2,371,103
6.38%, 2/1/2031 (a)	325,000	332,787
Enviri Corp. 5.75%, 7/31/2027 (a)	7,010,000	6,947,471
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	8,395,000	8,196,458
4.38%, 8/15/2029 (a) (b)	4,152,000	4,049,446
4.75%, 6/15/2029 (a)	7,965,500	7,857,328
6.75%, 1/15/2031 (a)	2,001,000	2,094,587
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	2,273,000	2,352,078
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,028,000	2,956,055
5.88%, 6/30/2029 (a) (b)	3,822,000	3,776,021
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,409,000	5,093,817
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	2,831,000	2,940,503
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	2,254,000	2,350,539
		57,452,067
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	9,215,500	8,761,084
4.63%, 1/15/2027 (a)	6,132,000	6,099,132
4.88%, 2/15/2030 (a)	7,798,000	7,666,292
5.88%, 2/15/2028 (a)	6,472,000	6,471,482
6.25%, 3/15/2033 (a)	1,559,000	1,596,478
6.50%, 2/15/2028 (a)	4,652,000	4,733,177
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	3,073,500	3,089,113
Security Description	Principal Amount	Value
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	$492	$476
8.00%, 9/15/2028 (a) (b)	8,595,539	8,333,203
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a) (b)	2,884,000	2,609,011
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	4,689,546	4,969,606
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,280,000	1,265,818
7.63%, 7/1/2029 (a)	314,000	327,332
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	4,167,000	4,398,477
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	2,063,000	2,064,011
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	1,412,000	1,326,475
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	9,504,000	9,999,253
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	1,103,830	1,060,174
4.38%, 1/31/2032 (a)	2,262,000	2,137,432
4.88%, 5/15/2028 (a)	6,197,000	6,177,170
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,021,700	3,908,208
5.50%, 10/15/2027 (a)	5,164,000	5,163,793
6.13%, 9/15/2032 (a)	7,755,000	7,947,712
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	6,723,300	6,156,795
4.25%, 4/15/2031	5,065,100	4,897,445
6.25%, 7/1/2033	7,537,800	8,035,144
6.88%, 5/15/2034	4,097,000	4,520,958
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	7,514,000	7,028,596
4.63%, 4/15/2030 (a)	5,945,000	5,733,417
5.50%, 12/15/2029 (a)	7,014,000	6,998,429
6.25%, 2/15/2032 (a)	7,563,000	7,773,856
6.25%, 10/15/2034 (a)	4,443,813	4,495,361
6.38%, 3/1/2033 (a)	8,028,552	8,115,019
Safeway, Inc. 7.25%, 2/1/2031	1,299,000	1,405,219
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,817,000	8,461,675
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	868,000	841,804
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	1,971,000	1,928,032
4.75%, 2/15/2029 (a)	8,327,000	8,212,337
5.75%, 4/15/2033 (a)	1,222,000	1,230,053
6.88%, 9/15/2028 (a)	3,946,000	4,070,260
7.25%, 1/15/2032 (a)	3,357,000	3,518,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	$1,414,000	$1,411,950
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	8,945,900	8,962,360
		203,901,822
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,158,000	4,139,330
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	4,285,000	4,322,151
10.50%, 5/15/2029 (a)	1,582,000	1,624,129
		10,085,610
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a)	1,194,000	1,157,511
Domtar Corp. 6.75%, 10/1/2028 (a)	5,960,000	5,131,858
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	2,444,000	2,162,965
7.25%, 11/15/2031 (a)	4,000,000	3,765,240
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	5,811,000	4,282,998
12.88%, 10/1/2028 (a)	3,978,000	3,631,516
		20,132,088
GAS — 0.5%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (e)	7,374,000	7,647,207
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027 (b)	360,000	359,910
9.38%, 6/1/2028 (a)	6,930,000	7,125,911
9.50%, 6/1/2030 (a)	4,554,000	4,769,176
Venture Global Plaquemines LNG LLC:
7.50%, 5/1/2033 (a)	11,363,000	12,557,024
7.75%, 5/1/2035 (a)	9,419,000	10,632,450
		43,091,678
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,757,000	3,574,786
4.63%, 7/15/2028 (a)	12,860,000	12,652,311
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,602,000	10,020,455
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (e)	2,901,000	2,992,643
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	4,318,000	4,086,728
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,109,000	1,070,839
4.63%, 2/1/2028 (a)	1,020,000	1,012,972
Security Description	Principal Amount	Value
Insulet Corp. 6.50%, 4/1/2033 (a)	$25,000	$25,988
Medline Borrower LP:
3.88%, 4/1/2029 (a)	28,471,000	27,474,515
5.25%, 10/1/2029 (a)	12,221,000	12,119,566
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	14,292,000	14,669,023
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a) (b)	4,320,000	4,527,187
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	3,966,000	4,162,952
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	4,285,000	4,184,345
4.63%, 11/15/2027 (b)	1,127,200	1,116,469
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	4,197,000	4,274,854
		107,965,633
HEALTH CARE SERVICES — 3.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	2,355,979	2,312,181
5.50%, 7/1/2028 (a)	2,323,000	2,304,184
7.38%, 3/15/2033 (a) (b)	5,272,000	5,478,188
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a) (b)	2,033,000	2,002,363
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,568,000	3,382,393
4.00%, 3/15/2031 (a)	1,783,000	1,660,044
4.25%, 5/1/2028 (a) (b)	5,735,000	5,613,590
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	8,031,000	6,940,069
5.25%, 5/15/2030 (a)	8,632,000	7,812,219
5.63%, 3/15/2027 (a)	619	616
6.00%, 1/15/2029 (a)	4,495,300	4,358,913
6.13%, 4/1/2030 (a)	8,392,000	6,085,878
6.88%, 4/15/2029 (a)	8,056,000	6,406,212
9.75%, 1/15/2034 (a)	11,172,000	11,483,699
10.88%, 1/15/2032 (a)	15,603,000	16,532,003
DaVita, Inc.:
3.75%, 2/15/2031 (a)	9,472,500	8,677,094
4.63%, 6/1/2030 (a)	19,867,000	19,029,805
6.75%, 7/15/2033 (a) (b)	5,614,000	5,788,371
6.88%, 9/1/2032 (a)	4,613,000	4,769,565
Encompass Health Corp.:
4.50%, 2/1/2028	2,496,077	2,474,611
4.63%, 4/1/2031 (b)	522,000	508,355
4.75%, 2/1/2030	3,179,500	3,145,734
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	5,073,000	4,766,946
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	5,344,000	5,501,648
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	8,183,000	7,774,586

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	$2,456,000	$2,383,695
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	1,000,000	1,053,480
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	5,306,000	5,299,792
5.00%, 5/15/2027 (a)	5,748,000	5,735,124
6.25%, 6/1/2032 (a)	9,754,000	10,055,301
6.50%, 5/15/2030 (a)	1,270,000	1,313,307
Kedrion SpA 6.50%, 9/1/2029 (a)	6,913,000	6,836,335
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	5,989,000	6,382,118
9.88%, 8/15/2030 (a)	5,511,000	5,974,640
10.00%, 6/1/2032 (a) (b)	3,865,000	4,063,352
11.00%, 10/15/2030 (a)	9,337,400	10,292,989
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	847,000	783,704
3.88%, 5/15/2032 (a)	1,819,000	1,650,142
4.38%, 6/15/2028 (a)	8,385,100	8,183,271
6.25%, 1/15/2033 (a)	5,278,000	5,337,325
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	5,926,541	5,172,863
6.75%, 3/31/2031 (a)	4,931,900	4,015,652
11.50%, 12/31/2030 (a)	1,116,257	1,163,653
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	5,625,000	5,593,219
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	12,865,000	13,383,588
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	4,162,000	4,329,021
9.78%, 2/15/2030 (a)	3,722,191	3,648,938
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	838,000	838,369
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	9,929,000	10,516,598
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	2,375,000	2,441,690
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	2,614,000	2,669,966
Tenet Healthcare Corp.:
4.25%, 6/1/2029	9,453,400	9,230,867
4.38%, 1/15/2030	9,913,000	9,644,060
4.63%, 6/15/2028	5,014,000	4,969,927
5.13%, 11/1/2027	8,507,300	8,498,197
6.13%, 10/1/2028	16,518,000	16,545,420
6.13%, 6/15/2030	11,599,000	11,759,878
6.25%, 2/1/2027	8,981,600	8,984,294
6.75%, 5/15/2031	7,144,000	7,399,755
6.88%, 11/15/2031	2,097,000	2,272,980
Toledo Hospital:
4.98%, 11/15/2045	1,263,000	1,068,220
Series B, 5.33%, 11/15/2028 (b)	2,843,000	2,920,500
Security Description	Principal Amount	Value
6.02%, 11/15/2048	$3,646,500	$3,502,172
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	9,513,000	9,741,692
		370,465,361
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena International SA:
7.25%, 1/15/2031 (a)	5,345,000	5,433,888
7.63%, 2/15/2031 (a) (b)	5,254,000	5,383,143
		10,817,031
HOME BUILDERS — 1.3%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,053,000	4,223,348
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	1,141,000	1,096,923
4.63%, 4/1/2030 (a)	4,223,000	4,005,220
6.88%, 8/1/2033 (a)	5,728,000	5,777,375
Beazer Homes USA, Inc.:
7.25%, 10/15/2029 (b)	5,558,000	5,652,153
7.50%, 3/15/2031 (a) (b)	2,163,000	2,195,878
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	1,965,000	1,843,779
5.00%, 6/15/2029 (a)	570,000	544,988
6.25%, 9/15/2027 (a)	4,028,000	4,026,751
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	5,526,000	5,199,248
6.63%, 9/15/2033 (a)	1,750,000	1,765,138
6.75%, 6/1/2027	472,000	472,000
Dream Finders Homes, Inc.:
6.88%, 9/15/2030 (a)	1,875,000	1,886,381
8.25%, 8/15/2028 (a)	4,762,000	4,947,337
Empire Communities Corp. 9.75%, 5/1/2029 (a)	5,049,000	5,295,896
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	2,277,000	2,257,236
6.50%, 3/15/2033 (a)	3,612,000	3,690,164
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	2,588,000	2,586,033
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/2031 (a) (b)	2,490,000	2,552,872
8.38%, 10/1/2033 (a) (b)	3,175,000	3,255,740
KB Home:
4.00%, 6/15/2031	465,000	436,723
4.80%, 11/15/2029	1,663,000	1,645,439
6.88%, 6/15/2027	4,098,000	4,188,525
7.25%, 7/15/2030 (b)	778,000	803,526
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	175,204	183,386
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	681,000	621,099
7.00%, 11/15/2032 (a) (b)	3,198,000	3,123,678
8.75%, 12/15/2028 (a)	4,806,000	5,042,647

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
M/I Homes, Inc.:
3.95%, 2/15/2030	$874,000	$835,640
4.95%, 2/1/2028	3,664,000	3,643,298
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,243,000	3,135,041
5.25%, 12/15/2027 (a)	1,040,000	1,033,521
New Home Co., Inc.:
8.50%, 11/1/2030 (a)	693,000	720,561
9.25%, 10/1/2029 (a)	4,415,000	4,640,827
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	3,584,000	3,547,085
4.75%, 4/1/2029	472,000	462,810
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	3,092,000	3,258,102
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	5,127,937	5,201,420
5.88%, 6/15/2027 (a)	5,629,000	5,697,055
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	344,000	326,432
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	3,713,000	3,713,780
5.70%, 6/15/2028	3,354,000	3,417,290
		118,952,345
HOME FURNISHINGS — 0.4%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	4,991,000	4,575,050
4.00%, 4/15/2029 (a) (b)	8,854,000	8,497,450
Whirlpool Corp.:
2.40%, 5/15/2031	1,099,000	928,677
4.50%, 6/1/2046	2,053,000	1,568,615
4.60%, 5/15/2050	5,168,000	3,865,147
4.70%, 5/14/2032 (b)	1,999,000	1,845,337
Series MTN, 5.15%, 3/1/2043	100,000	83,704
5.50%, 3/1/2033	2,198,000	2,098,760
5.75%, 3/1/2034 (b)	2,205,000	2,133,073
6.13%, 6/15/2030	6,797,000	6,855,998
6.50%, 6/15/2033	5,031,000	5,021,743
		37,473,554
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	2,786,134	2,651,564
5.50%, 6/1/2028 (a)	3,919,000	3,907,164
Opal Bidco SAS 6.50%, 3/31/2032 (a)	6,397,000	6,552,703
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,918,000	63,350
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	1,548,000	1,511,003
6.13%, 9/30/2032 (b)	5,298,000	5,338,053
Security Description	Principal Amount	Value
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	$1,322,000	$1,217,549
		21,241,386
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,811,323	5,252,332
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	1,008,000	959,082
4.13%, 4/30/2031 (a)	3,245,063	3,030,824
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a)	3,764,000	2,931,930
10.75%, 6/30/2032 (a) (b)	3,296,000	1,814,118
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	205,000	164,240
		14,152,526
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (b)	6,225,500	4,904,947
Newell Brands, Inc.:
6.38%, 9/15/2027	5,203,000	5,280,369
6.38%, 5/15/2030 (b)	1,991,000	1,973,240
6.63%, 9/15/2029	4,944,000	4,975,246
6.63%, 5/15/2032 (b)	1,014,000	1,000,666
6.88%, 4/1/2036 (b) (f)	470,000	468,646
7.00%, 4/1/2046 (f)	4,767,000	4,212,646
8.50%, 6/1/2028 (a)	9,027,000	9,572,592
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	1,279,000	1,178,944
4.38%, 2/1/2032	1,944,000	1,794,331
4.50%, 10/15/2029 (b)	2,236,000	2,172,386
5.25%, 12/15/2026 (b)	461,000	460,737
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,230,000	1,271,102
		39,265,852
INSURANCE — 2.6%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,839,000	2,739,067
6.00%, 8/1/2029 (a)	3,692,000	3,656,963
6.75%, 7/1/2032 (a)	5,150,000	5,307,899
7.50%, 11/6/2030 (a)	10,702,000	11,153,731
8.25%, 2/1/2029 (a)	5,111,000	5,335,271
8.50%, 6/15/2029 (a)	3,601,183	3,784,843
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,421,000	2,381,683
6.50%, 10/1/2031 (a)	6,645,967	6,806,467
6.75%, 10/15/2027 (a)	5,197,000	5,209,681
6.75%, 4/15/2028 (a)	9,477,000	9,634,887
7.00%, 1/15/2031 (a)	14,554,000	15,041,850
7.38%, 10/1/2032 (a) (b)	5,339,000	5,514,333

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
American National Group, Inc. 5 yr. CMT + 3.18%, 7.00%, 12/1/2055 (e)	$3,880,000	$4,000,784
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	5,488,604	5,331,685
6.38%, 2/15/2029 (a)	6,815,000	6,949,324
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	1,409,000	1,447,367
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	8,995,000	9,385,473
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	11,091,000	11,604,735
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	10,357,815	10,899,322
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (e)	3,451,000	3,547,490
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,691,000	4,873,527
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	5,467,000	5,453,660
Fidelis Insurance Holdings Ltd. 5 yr. CMT + 4.28%, 7.75%, 6/15/2055 (b) (e)	1,092,000	1,169,936
Genworth Holdings, Inc. 6.50%, 6/15/2034	1,397,000	1,448,745
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (e)	5,353,900	5,285,049
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (e)	5,976,000	6,345,556
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	6,418,000	6,609,385
8.13%, 2/15/2032 (a)	3,130,000	3,249,722
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	4,112,000	4,110,520
7.25%, 6/15/2030 (a)	19,852,000	20,709,408
7.38%, 1/31/2032 (a) (b)	10,466,000	10,922,945
Jones Deslauriers Insurance Management, Inc.:
6.88%, 10/1/2033 (a)	1,443,000	1,435,698
8.50%, 3/15/2030 (a)	3,725,000	3,914,900
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (e)	2,762,016	2,713,101
Security Description	Principal Amount	Value
4.30%, 2/1/2061 (a)	$8,403,000	$5,340,779
7.80%, 3/7/2087 (a)	24,000	27,477
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	6,258,000	6,397,679
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	20,465,000	21,285,442
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	5,738,000	5,805,938
USI, Inc. 7.50%, 1/15/2032 (a)	3,069,100	3,219,731
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (e)	1,003,000	997,223
		251,049,276
INTERNET — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	3,322,000	3,225,064
9.00%, 8/1/2029 (a)	763,000	797,205
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	3,963,500	3,738,373
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,170,000	7,026,385
6.13%, 12/1/2028 (a)	1,616,000	1,584,440
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	737,112	715,633
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,547,000	1,543,318
Cogent Communications Group LLC/Cogent Finance, Inc.:
6.50%, 7/1/2032 (a) (b)	5,176,000	5,033,919
7.00%, 6/15/2027 (a) (b)	2,628,000	2,626,397
7.00%, 6/15/2027 (a)	4,697,000	4,684,271
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	4,294,000	4,398,430
6.75%, 9/30/2027 (a)	7,854,000	7,976,522
7.13%, 9/30/2030 (a)	3,912,000	4,035,541
Getty Images, Inc.:
9.75%, 3/1/2027 (a) (b)	2,042,000	1,941,125
11.25%, 2/21/2030 (a) (b)	3,708,000	3,539,471
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	3,742,000	3,547,491
5.25%, 12/1/2027 (a)	2,440,000	2,436,047
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a) (b)	3,212,000	3,194,334
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	4,007,000	3,925,618
9.50%, 5/30/2029 (a)	6,282,700	6,628,186
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	2,384,000	2,161,167
4.13%, 8/1/2030 (a)	2,499,000	2,359,681
4.63%, 6/1/2028 (a)	4,976,000	4,889,915
5.00%, 12/15/2027 (a)	4,765,700	4,751,546

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 2/15/2029 (a)	$5,756,000	$5,741,437
6.13%, 9/15/2033 (a)	2,719,000	2,744,640
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	3,093,000	1,829,293
11.75%, 10/15/2028 (a)	3,535,000	2,368,433
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (e)	5,279,800	5,086,243
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (e)	4,093,000	4,245,014
9.75%, 4/15/2029 (a)	15,185,000	17,081,303
11.25%, 2/15/2027 (a)	12,610,700	13,669,368
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	3,611,727	3,431,141
Snap, Inc.:
6.88%, 3/1/2033 (a)	7,321,000	7,490,115
6.88%, 3/15/2034 (a)	4,360,000	4,418,642
Wayfair LLC:
7.25%, 10/31/2029 (a)	6,970,000	7,206,562
7.75%, 9/15/2030 (a) (b)	3,479,000	3,653,437
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	4,956,000	4,677,473
		170,403,180
INVESTMENT COMPANY SECURITIES — 0.5%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	2,050,000	2,115,067
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	1,690,209	1,511,334
5.25%, 4/15/2029 (a)	7,582,552	7,016,287
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	4,282,000	3,692,112
5.25%, 5/15/2027	4,573,100	4,498,604
6.25%, 5/15/2026	996,000	994,964
9.00%, 6/15/2030	4,972,000	4,791,517
9.75%, 1/15/2029	5,814,000	5,843,361
10.00%, 11/15/2029 (a)	6,291,000	6,325,726
Prospect Capital Corp.:
3.36%, 11/15/2026 (b)	3,980,000	3,849,615
3.44%, 10/15/2028 (b)	2,919,000	2,621,379
		43,259,966
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	4,051,000	3,452,870
ATI, Inc.:
5.13%, 10/1/2031	247,000	243,139
5.88%, 12/1/2027	1,870,000	1,873,310
7.25%, 8/15/2030	4,337,000	4,555,628
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,285,000	2,119,338
Security Description	Principal Amount	Value
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	$1,673,000	$1,675,141
Carpenter Technology Corp.:
6.38%, 7/15/2028	705,000	706,805
7.63%, 3/15/2030	2,833,000	2,923,061
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	2,647,000	2,766,565
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	240
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	3,467,000	3,342,951
4.88%, 3/1/2031 (a) (b)	3,057,000	2,853,006
5.88%, 6/1/2027	592,000	592,000
6.75%, 4/15/2030 (a)	4,088,000	4,146,295
6.88%, 11/1/2029 (a)	9,746,238	9,939,116
7.00%, 3/15/2032 (a) (b)	8,957,300	9,055,830
7.38%, 5/1/2033 (a) (b)	5,832,000	5,952,431
7.50%, 9/15/2031 (a)	7,063,000	7,278,422
7.63%, 1/15/2034 (a) (b)	4,896,000	5,045,034
Commercial Metals Co.:
3.88%, 2/15/2031	43,000	40,132
4.13%, 1/15/2030 (b)	921,000	884,565
4.38%, 3/15/2032	455,000	429,493
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	4,226,000	4,554,487
Mineral Resources Ltd.:
7.00%, 4/1/2031 (a) (d)	4,071,000	4,122,580
8.00%, 11/1/2027 (a)	5,429,500	5,527,448
8.13%, 5/1/2027 (a)	5,288,000	5,288,000
8.50%, 5/1/2030 (a) (b)	6,256,000	6,500,234
9.25%, 10/1/2028 (a)	6,501,388	6,819,111
TMS International Corp. 6.25%, 4/15/2029 (a)	439,000	426,980
U.S. Steel Corp.:
6.65%, 6/1/2037	113,000	117,121
6.88%, 3/1/2029	3,795,000	3,828,092
		107,059,425
IT SERVICES — 0.7%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	3,821,000	3,969,943
ASGN, Inc. 4.63%, 5/15/2028 (a)	6,388,500	6,272,038
CACI International, Inc. 6.38%, 6/15/2033 (a)	4,346,000	4,487,810
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	6,564,000	6,950,488
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	3,268,700	3,427,493
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,544,000	2,612,306
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,213,000	8,892,462
Science Applications International Corp. 5.88%, 11/1/2033 (a)	2,423,000	2,423,824

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	$1,741,000	$1,687,325
4.13%, 1/15/2031 (a)	2,636,000	2,442,175
5.75%, 12/1/2034 (a)	532,000	530,941
5.88%, 7/15/2030 (a)	2,880,000	2,938,234
8.25%, 12/15/2029 (a)	2,525,000	2,674,581
8.50%, 7/15/2031 (a)	1,531,000	1,624,161
9.63%, 12/1/2032 (a)	5,340,085	6,054,909
Seagate HDD Cayman 8.50%, 7/15/2031	5,840,000	6,190,750
Unisys Corp. 10.63%, 1/15/2031 (a)	4,659,000	4,955,685
		68,135,125
LEISURE TIME — 1.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (g)	50,000	—
Amer Sports Co. 6.75%, 2/16/2031 (a)	8,307,500	8,647,609
Carnival Corp.:
5.13%, 5/1/2029 (a) (d)	3,772,000	3,772,000
5.75%, 3/15/2030 (a)	4,528,000	4,625,624
5.75%, 8/1/2032 (a)	24,500,000	24,947,860
5.88%, 6/15/2031 (a)	6,030,000	6,183,705
6.00%, 5/1/2029 (a)	12,150,000	12,332,250
6.13%, 2/15/2033 (a)	10,052,000	10,306,416
Life Time, Inc. 6.00%, 11/15/2031 (a)	3,520,000	3,576,848
Lindblad Expeditions LLC:
6.75%, 2/15/2027 (a)	333	335
7.00%, 9/15/2030 (a)	2,523,000	2,571,820
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,475,000	2,849,257
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	5,429,000	5,428,077
6.25%, 3/1/2030 (a)	1,679,333	1,701,416
6.25%, 9/15/2033 (a)	4,841,000	4,866,173
6.75%, 2/1/2032 (a)	10,603,000	10,907,094
7.75%, 2/15/2029 (a)	2,832,000	3,016,703
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,647,000	4,744,262
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	648,000	658,608
10.75%, 11/15/2029 (a)	8,299,000	8,037,000
11.13%, 7/15/2030 (a)	8,378,000	8,133,027
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	3,942,500	3,943,683
5.88%, 10/15/2033 (a) (d)	4,581,000	4,576,923
7.00%, 2/15/2029 (a)	3,019,600	3,035,121
9.13%, 7/15/2031 (a)	2,719,000	2,920,097
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,467,000	1,467,044
Security Description	Principal Amount	Value
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	$5,303,000	$5,290,167
		148,539,119
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	4,522,000	4,504,409
4.75%, 6/15/2031 (a) (b)	4,757,000	4,588,222
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,641,000	4,307,266
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,991,000	5,157,949
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	10,768,000	9,852,828
3.75%, 5/1/2029 (a)	4,046,000	3,892,131
4.00%, 5/1/2031 (a)	7,886,077	7,463,304
4.88%, 1/15/2030	5,260,000	5,228,703
5.75%, 5/1/2028 (a)	1,526,000	1,527,801
5.75%, 9/15/2033 (a)	5,004,000	5,074,656
5.88%, 4/1/2029 (a)	5,196,500	5,302,405
5.88%, 3/15/2033 (a)	6,904,800	7,054,358
6.13%, 4/1/2032 (a)	3,905,000	4,012,973
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a) (b)	459,000	427,714
5.00%, 6/1/2029 (a)	6,215,000	5,976,282
6.63%, 1/15/2032 (a)	9,615,000	9,761,629
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	804,000	803,148
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	721,000	695,376
4.75%, 1/15/2028 (b)	3,023,000	2,975,781
6.50%, 10/1/2033 (a)	2,313,000	2,304,650
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (a)	1,430,000	1,437,078
MGM Resorts International:
4.75%, 10/15/2028	7,663,500	7,604,644
5.50%, 4/15/2027 (b)	3,765,000	3,788,795
6.13%, 9/15/2029	6,564,000	6,677,754
6.50%, 4/15/2032 (b)	1,712,000	1,744,733
Station Casinos LLC:
4.50%, 2/15/2028 (a) (b)	4,803,000	4,722,213
6.63%, 3/15/2032 (a)	3,296,033	3,379,027
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	373,000	360,221
4.63%, 3/1/2030 (a)	5,080,000	4,899,050
6.00%, 4/1/2027	4,253,493	4,316,317
6.13%, 9/1/2033 (a)	1,697,000	1,693,776
6.63%, 7/31/2026 (a)	4,020,898	4,053,950

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	$3,510,000	$3,428,814
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	8,779,000	8,772,328
		147,790,285
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	3,348,000	3,269,523
4.13%, 4/15/2029 (a)	2,647,000	2,566,108
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,546,000	2,679,207
Terex Corp.:
5.00%, 5/15/2029 (a)	7,347,000	7,235,178
6.25%, 10/15/2032 (a)	5,772,000	5,879,994
		21,630,010
MACHINERY-DIVERSIFIED — 0.5%
ATS Corp. 4.13%, 12/15/2028 (a)	4,588,000	4,400,121
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	8,215,000	8,560,194
9.50%, 1/1/2031 (a)	1,378,000	1,475,369
Esab Corp. 6.25%, 4/15/2029 (a)	5,341,000	5,488,999
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	3,599,000	2,533,804
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	2,866,000	2,453,411
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	6,766,000	7,066,410
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	284,000	301,273
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	4,668,559	4,498,017
OT Merger Corp. 7.88%, 10/15/2029 (a)	593,000	214,441
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	609,000	625,425
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	8,653,000	8,631,800
		46,249,264
MEDIA — 7.1%
Altice Financing SA 9.63%, 7/15/2027 (a)	2,763,000	2,490,927
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	4,163,000	3,636,131
10.25%, 1/15/2029 (a)	5,967,000	6,290,053
10.50%, 7/15/2032 (a) (b)	3,049,000	3,224,348
Security Description	Principal Amount	Value
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a)	$563,000	$214,323
Block Communications, Inc. 4.88%, 3/1/2028 (a)	4,554,000	4,361,275
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	5,677,000	4,812,450
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	24,202,506	22,297,527
4.25%, 1/15/2034 (a) (b)	13,643,900	11,798,290
4.50%, 8/15/2030 (a)	17,926,000	16,931,645
4.50%, 5/1/2032	16,870,500	15,355,192
4.50%, 6/1/2033 (a) (b)	11,556,900	10,268,306
4.75%, 3/1/2030 (a)	17,841,400	17,121,499
4.75%, 2/1/2032 (a) (b)	11,697,600	10,819,812
5.00%, 2/1/2028 (a)	13,793,600	13,665,595
5.13%, 5/1/2027 (a)	20,462,000	20,334,112
5.38%, 6/1/2029 (a)	12,159,500	12,080,342
6.38%, 9/1/2029 (a)	6,922,500	7,023,015
7.38%, 3/1/2031 (a)	4,616,000	4,764,543
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	6,979,000	4,506,619
4.13%, 12/1/2030 (a) (b)	8,274,716	5,420,518
4.50%, 11/15/2031 (a) (b)	8,930,000	5,817,181
4.63%, 12/1/2030 (a)	14,628,000	5,133,550
5.00%, 11/15/2031 (a)	3,398,000	1,183,999
5.38%, 2/1/2028 (a) (b)	5,922,000	5,211,360
5.50%, 4/15/2027 (a)	9,278,000	8,810,574
5.75%, 1/15/2030 (a)	13,712,000	5,222,352
6.50%, 2/1/2029 (a)	12,925,000	9,547,439
7.50%, 4/1/2028 (a) (b)	7,463,000	5,409,406
11.25%, 5/15/2028 (a) (b)	4,941,000	4,571,957
11.75%, 1/31/2029 (a)	15,328,000	12,933,613
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,452,000	368,561
Directv Financing LLC 8.88%, 2/1/2030 (a)	15,235,000	15,065,637
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	9,849,000	9,841,219
10.00%, 2/15/2031 (a)	16,601,000	16,608,138
Discovery Communications LLC:
3.63%, 5/15/2030	5,104,000	4,728,243
3.95%, 3/20/2028	8,317,000	8,124,129
4.13%, 5/15/2029 (b)	3,282,000	3,165,686
5.00%, 9/20/2037	4,475,000	3,840,669
6.35%, 6/1/2040	3,150,000	2,882,439
DISH DBS Corp.:
5.13%, 6/1/2029	10,712,000	9,160,153
5.25%, 12/1/2026 (a)	17,635,000	17,328,856
5.75%, 12/1/2028 (a)	13,828,000	13,259,669
7.38%, 7/1/2028	6,602,000	6,082,423

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DISH Network Corp. 11.75%, 11/15/2027 (a)	$23,076,446	$24,425,033
EW Scripps Co. 9.88%, 8/15/2030 (a)	4,593,000	4,310,714
GCI LLC 4.75%, 10/15/2028 (a)	3,762,000	3,657,717
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	5,463,000	4,187,335
5.38%, 11/15/2031 (a) (b)	6,926,000	5,201,980
7.25%, 8/15/2033 (a)	3,530,000	3,501,478
9.63%, 7/15/2032 (a) (b)	4,665,000	4,763,478
10.50%, 7/15/2029 (a) (b)	9,416,000	10,186,323
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,017,000	888,482
7.75%, 8/15/2030 (a)	3,979,830	3,305,925
9.13%, 5/1/2029 (a)	4,971,235	4,500,360
10.88%, 5/1/2030 (a)	5,426,400	3,664,719
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,893,000	3,268,494
6.75%, 10/15/2027 (a)	7,773,000	4,661,157
Liberty Interactive LLC:
8.25%, 2/1/2030	2,971,000	403,670
8.50%, 7/15/2029	1,919,000	301,744
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,187,000	5,181,554
7.38%, 9/1/2031 (a)	4,420,000	4,592,557
8.00%, 8/1/2029 (a)	2,600,000	2,647,424
Midcontinent Communications 8.00%, 8/15/2032 (a)	1,724,798	1,776,749
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,599,000	5,465,464
5.63%, 7/15/2027 (a)	10,316,601	10,305,046
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (e)	5,219,000	5,139,932
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (e)	6,378,974	6,359,008
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	200	182
9.25%, 3/25/2030 (a)	4,399,024	2,749,346
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	2,791,000	2,465,458
5.38%, 1/15/2031 (a)	2,158,000	1,518,110
Sinclair Television Group, Inc.:
5.50%, 3/1/2030 (a)	3,595,000	3,039,357
8.13%, 2/15/2033 (a)	7,498,000	7,717,766
9.75%, 2/15/2033 (a)	2,447,000	2,684,873
Sirius XM Radio LLC:
3.88%, 9/1/2031 (a) (b)	9,319,650	8,448,822
4.00%, 7/15/2028 (a)	16,259,000	15,719,039
4.13%, 7/1/2030 (a)	10,246,000	9,610,338
5.00%, 8/1/2027 (a)	5,718,000	5,691,183
5.50%, 7/1/2029 (a)	7,925,000	7,925,634
Security Description	Principal Amount	Value
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	$6,856,019	$6,532,072
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	1,448,000	1,442,179
TEGNA, Inc.:
4.63%, 3/15/2028	8,502,000	8,389,093
5.00%, 9/15/2029	7,467,898	7,432,127
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	6,455,000	6,090,486
7.38%, 6/30/2030 (a) (b)	9,200,637	9,309,296
8.00%, 8/15/2028 (a)	6,937,250	7,186,575
8.50%, 7/31/2031 (a)	8,685,000	8,972,213
9.38%, 8/1/2032 (a)	10,272,000	10,896,024
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,249,000	1,702,281
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	4,573,000	4,244,933
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,901,000	5,564,348
5.50%, 5/15/2029 (a)	13,225,000	13,059,820
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	5,546,000	5,431,420
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	13,095,000	11,849,273
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	780,000	707,780
Ziggo BV 4.88%, 1/15/2030 (a)	8,600,500	8,124,118
		678,914,264
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	1,803,000	1,796,960
6.38%, 6/15/2030 (a)	6,431,000	6,556,661
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	2,827,000	2,928,857
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	23,000	22,363
Vallourec SACA 7.50%, 4/15/2032 (a)	2,254,201	2,400,296
		13,705,137
MINING — 1.1%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,499,000	2,418,782
7.13%, 3/15/2031 (a)	5,682,000	5,963,259
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	2,662,000	2,723,013
6.38%, 9/15/2032 (a)	2,584,000	2,657,618
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	5,119,000	5,424,297
11.50%, 10/1/2031 (a)	272,000	302,168

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	$2,854,000	$2,813,873
Compass Minerals International, Inc.:
6.75%, 12/1/2027 (a)	1,354,000	1,355,747
8.00%, 7/1/2030 (a)	4,441,000	4,646,752
Constellium SE:
3.75%, 4/15/2029 (a)	3,131,000	2,978,019
5.63%, 6/15/2028 (a) (b)	2,774,000	2,768,091
6.38%, 8/15/2032 (a) (b)	931,000	951,407
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	4,576,000	4,596,867
Fortescue Treasury Pty. Ltd.:
4.38%, 4/1/2031 (a)	6,944,000	6,627,492
4.50%, 9/15/2027 (a)	2,824,525	2,810,092
5.88%, 4/15/2030 (a)	6,520,000	6,682,544
6.13%, 4/15/2032 (a)	4,253,700	4,396,241
Hecla Mining Co. 7.25%, 2/15/2028	239,000	240,936
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a)	7,463,000	7,527,182
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	471,000	470,487
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	3,095,000	3,249,255
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	261,000	246,188
4.63%, 3/1/2028 (a) (b)	4,356,000	4,307,343
New Gold, Inc. 6.88%, 4/1/2032 (a)	464,000	486,467
Novelis Corp.:
3.88%, 8/15/2031 (a)	1,315,000	1,197,715
4.75%, 1/30/2030 (a)	8,763,000	8,456,908
6.38%, 8/15/2033 (a)	2,225,000	2,248,051
6.88%, 1/30/2030 (a)	8,331,000	8,630,083
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	3,288,000	3,436,322
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,342,000	5,655,362
		106,268,561
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	5,940,000	5,741,129
6.38%, 3/15/2033 (a)	3,872,000	3,977,667
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	6,464,000	6,645,251
6.25%, 3/15/2033 (a)	4,803,000	4,959,674
Calderys Financing II LLC 11.75%, 6/1/2028 (a)	42,000	43,909
Calderys Financing LLC 11.25%, 6/1/2028 (a)	6,095,000	6,467,587
Enpro, Inc. 6.13%, 6/1/2033 (a)	2,997,000	3,073,244
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	8,435,000	7,426,011
Security Description	Principal Amount	Value
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	$2,986,500	$2,812,058
6.25%, 2/15/2029 (b)	3,009,000	3,085,910
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,713,000	4,651,260
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,688,000	4,852,408
		53,736,108
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	2,776,000	2,789,936
7.25%, 3/15/2029 (a)	2,645,000	2,682,533
Xerox Corp.:
4.80%, 3/1/2035	2,256,000	1,052,785
6.75%, 12/15/2039	2,307,000	1,061,358
10.25%, 10/15/2030 (a)	3,118,000	3,168,543
13.50%, 4/15/2031 (a) (b)	3,123,000	3,024,438
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	5,049,000	2,966,691
8.88%, 11/30/2029 (a) (b)	3,293,000	1,797,418
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	5,913,000	6,073,538
		24,617,240
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	495,000	494,876
Steelcase, Inc. 5.13%, 1/18/2029	6,023,000	6,011,135
		6,506,011
OIL & GAS — 5.4%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	5,434,000	5,666,521
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	855,000	854,154
6.63%, 10/15/2032 (a)	3,543,000	3,617,509
6.63%, 7/15/2033 (a)	2,118,000	2,153,095
9.00%, 11/1/2027 (a)	778,000	936,953
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	7,069
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	5,165,000	5,059,944
8.50%, 4/30/2030 (a)	7,135,100	7,341,804
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	1,461,000	1,459,933
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	6,058,110	6,028,001
10.38%, 11/15/2030 (a)	3,985,966	3,993,937
California Resources Corp.:
7.00%, 1/15/2034 (a) (d)	2,216,000	2,201,840
8.25%, 6/15/2029 (a)	9,058,000	9,450,574

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	$743,000	$734,864
9.75%, 7/15/2028 (a) (b)	844,000	838,902
Caturus Energy LLC 8.50%, 2/15/2030 (a)	6,106,000	6,358,056
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	5,618,000	5,577,887
6.75%, 3/15/2033 (a)	1,290,000	1,306,654
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	590,700	588,674
8.38%, 7/1/2028 (a)	9,577,000	9,932,690
8.63%, 11/1/2030 (a)	7,943,000	8,221,799
8.75%, 7/1/2031 (a) (b)	10,765,000	11,032,510
9.63%, 6/15/2033 (a)	5,395,000	5,707,263
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	3,372,000	3,381,543
7.25%, 3/1/2032 (a)	5,047,500	5,239,759
7.38%, 1/15/2031 (a)	3,415,000	3,532,613
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,302,900	6,074,168
6.75%, 3/1/2029 (a)	12,684,000	12,660,916
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	9,056,000	8,817,918
7.63%, 4/1/2032 (a)	8,104,000	8,056,267
8.38%, 1/15/2034 (a)	3,850,000	3,910,830
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,725,000	3,664,432
8.50%, 1/15/2029 (a) (b)	4,100,194	4,194,539
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	7,974,000	8,456,427
Energean PLC 6.50%, 4/30/2027 (a) (b)	237,500	236,232
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	924,000	952,145
EQT Corp. 6.50%, 7/15/2048	3,324,000	3,462,345
Global Marine, Inc. 7.00%, 6/1/2028	297,000	287,561
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	1,168,000	1,240,673
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	5,666,000	5,817,679
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,613,000	5,540,143
6.00%, 4/15/2030 (a)	3,422,000	3,372,381
6.00%, 2/1/2031 (a)	3,893,500	3,755,826
6.25%, 11/1/2028 (a)	3,006,000	3,013,184
6.25%, 4/15/2032 (a)	3,124,000	3,008,974
6.88%, 5/15/2034 (a)	3,319,000	3,203,134
7.25%, 2/15/2035 (a)	6,998,000	6,847,543
8.38%, 11/1/2033 (a)	6,774,500	7,111,328
Security Description	Principal Amount	Value
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	$8,351,000	$8,753,685
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	762,500	798,147
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,782,000	4,747,952
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	7,164,000	7,363,804
Matador Resources Co.:
6.25%, 4/15/2033 (a)	2,058,000	2,071,109
6.50%, 4/15/2032 (a)	4,475,000	4,526,284
6.88%, 4/15/2028 (a)	5,030,000	5,135,731
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,035,000	2,038,297
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,701,000	6,563,697
Murphy Oil Corp.:
5.88%, 12/1/2027	700	698
5.88%, 12/1/2042 (b)	4,248,000	3,734,969
6.00%, 10/1/2032 (b)	3,916,000	3,862,703
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	4,523,000	4,592,564
8.88%, 8/15/2031 (a) (b)	2,835,000	2,640,803
9.13%, 1/31/2030 (a)	4,661,427	4,849,143
Noble Finance II LLC 8.00%, 4/15/2030 (a)	11,186,418	11,579,732
Northern Oil & Gas, Inc.:
7.88%, 10/15/2033 (a) (d)	3,354,000	3,340,651
8.13%, 3/1/2028 (a)	5,491,000	5,574,957
8.75%, 6/15/2031 (a)	3,481,000	3,596,291
Odfjell Rig III Ltd. 9.25%, 5/31/2028	121,399	126,218
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,082,000	5,926,240
4.63%, 5/1/2030 (a)	3,388,000	3,296,219
5.88%, 7/15/2027 (a)	2,051,000	2,047,247
6.63%, 8/15/2032 (a)	5,759,000	5,925,090
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	6,010,000	5,977,666
7.88%, 9/15/2030 (a) (b)	5,780,000	5,708,097
9.88%, 3/15/2030 (a)	4,789,000	5,018,106
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	3,082,000	3,083,110
6.25%, 2/1/2033 (a)	4,869,000	4,961,024
7.00%, 1/15/2032 (a)	7,936,000	8,246,139
8.00%, 4/15/2027 (a)	2,559,000	2,601,710
9.88%, 7/15/2031 (a)	926,627	1,010,218
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	1,200
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	3,164,100	3,181,060
Range Resources Corp.:
4.75%, 2/15/2030 (a)	1,712,175	1,676,784

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 1/15/2029	$2,251,000	$2,307,905
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,910,000	4,049,900
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	4,390,000	4,555,722
SM Energy Co.:
6.50%, 7/15/2028	2,690,000	2,709,314
6.63%, 1/15/2027	632,000	631,981
6.75%, 9/15/2026	1,781,000	1,781,267
6.75%, 8/1/2029 (a)	6,947,000	6,986,945
7.00%, 8/1/2032 (a)	5,706,000	5,704,859
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	1,000	1,001
Sunoco LP:
5.63%, 3/15/2031 (a)	3,600,000	3,574,440
5.88%, 3/15/2034 (a)	5,014,000	4,970,980
6.25%, 7/1/2033 (a)	3,812,000	3,879,625
7.00%, 5/1/2029 (a)	5,185,000	5,369,327
7.25%, 5/1/2032 (a)	4,912,000	5,158,386
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,192,000	6,041,534
4.50%, 4/30/2030	1,420,000	1,369,249
6.00%, 4/15/2027	3,411,000	3,411,682
7.00%, 9/15/2028 (a)	4,959,000	5,110,497
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,779,000	4,957,830
9.38%, 2/1/2031 (a) (b)	5,948,772	6,204,867
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	3,980,000	3,920,061
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	7,126,000	6,975,855
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	4,063,692	4,181,174
Transocean International Ltd.:
6.80%, 3/15/2038	1,479,000	1,252,328
7.50%, 4/15/2031 (b)	1,616,000	1,498,840
7.88%, 10/15/2032 (a) (d)	740,000	740,000
8.00%, 2/1/2027 (a)	3,714,000	3,710,212
8.25%, 5/15/2029 (a)	9,028,000	8,910,455
8.50%, 5/15/2031 (a)	3,240,000	3,176,010
8.75%, 2/15/2030 (a)	3,152,250	3,314,780
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	724,500	724,797
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,848,777	2,921,535
Valaris Ltd. 8.38%, 4/30/2030 (a)	9,028,000	9,368,626
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	2,114,000	2,065,822
7.25%, 2/15/2033 (a) (b)	4,776,000	4,535,624
Vital Energy, Inc.:
7.75%, 7/31/2029 (a) (b)	2,842,000	2,828,785
7.88%, 4/15/2032 (a) (b)	4,981,000	4,833,911
Security Description	Principal Amount	Value
9.75%, 10/15/2030	$2,792,000	$2,918,841
Vnom Sub, Inc. 5.38%, 11/1/2027 (a)	1,858,000	1,859,189
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	3,262,000	3,123,495
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,151,000	4,210,525
		515,314,714
OIL & GAS SERVICES — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,808,000	6,818,212
6.63%, 9/1/2032 (a)	3,312,000	3,399,702
6.88%, 4/1/2027 (a)	3,000	3,004
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	2,255,000	2,381,100
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	2,841,000	2,853,841
CHC Group LLC 11.75%, 9/1/2030 (a)	3,585,000	3,532,516
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,390,000	4,494,921
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	4,060,118	4,275,791
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	3,895,000	3,964,876
6.75%, 10/1/2035 (a)	2,918,000	2,995,881
7.25%, 2/15/2029 (a)	7,551,000	7,833,634
Nine Energy Service, Inc. 13.00%, 2/1/2028	2,112,000	1,055,514
Oceaneering International, Inc. 6.00%, 2/1/2028	3,344,000	3,390,649
SESI LLC 7.88%, 9/30/2030 (a) (d)	1,000,000	1,000,000
Star Holding LLC 8.75%, 8/1/2031 (a)	3,685,000	3,655,152
TGS ASA 8.50%, 1/15/2030 (a)	4,985,000	5,116,604
Tidewater, Inc. 9.13%, 7/15/2030 (a)	3,569,000	3,825,361
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (a)	825,000	828,168
6.88%, 9/1/2027	5,376,000	5,378,150
7.13%, 3/15/2029 (a)	7,358,000	7,599,490
Viridien 10.00%, 10/15/2030 (a)	3,032,000	3,114,319
WBI Operating LLC:
6.25%, 10/15/2030 (a) (d)	3,030,000	3,030,000
6.50%, 10/15/2033 (a) (d)	2,940,000	2,940,000
Weatherford International Ltd.:
6.75%, 10/15/2033 (a) (d)	6,754,000	6,760,079
8.63%, 4/30/2030 (a)	10,877,000	11,126,301

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Welltec International ApS 8.25%, 10/15/2026 (a)	$1,138,357	$1,139,017
		102,512,282
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	3,480,041	110,282
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	1,551,000	1,472,411
4.00%, 9/1/2029 (a)	3,673,000	3,398,113
6.00%, 6/15/2027 (a)	5,040,000	5,041,613
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	7,522,200	7,248,768
5.25%, 8/15/2027 (a)	8,320,000	3,157,267
Ball Corp.:
2.88%, 8/15/2030	9,212,000	8,369,010
3.13%, 9/15/2031 (b)	4,493,000	4,078,386
5.50%, 9/15/2033	2,333,000	2,358,593
6.00%, 6/15/2029	8,181,975	8,374,660
6.88%, 3/15/2028	3,067,465	3,125,041
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	4,277,000	4,239,576
6.75%, 7/15/2030 (a)	644,000	655,701
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	2,702,000	2,542,042
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,985,000	4,033,736
6.75%, 4/15/2032 (a)	10,339,000	10,619,394
6.88%, 1/15/2030 (a)	3,318,000	3,410,141
8.75%, 4/15/2030 (a) (b)	8,070,000	8,290,230
Crown Americas LLC:
5.25%, 4/1/2030	232,000	235,004
5.88%, 6/1/2033 (a)	4,991,000	5,043,306
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	5,306,188	5,287,139
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	1,442,000	1,487,106
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,630,900	2,634,110
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,396,000	2,315,327
3.75%, 2/1/2030 (a)	40,100	37,493
4.75%, 7/15/2027 (a)	4,443,000	4,420,163
6.38%, 7/15/2032 (a)	2,886,339	2,933,762
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,249,000	3,293,655
8.25%, 11/1/2029 (a) (b)	1,891,000	1,191,481
8.63%, 10/1/2031 (a) (b)	8,772,000	6,446,016
Security Description	Principal Amount	Value
9.50%, 11/1/2028 (a)	$3,274,000	$2,779,921
10.50%, 7/15/2027 (a) (b)	3,770,000	3,119,373
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	17,333,205	17,524,910
9.25%, 4/15/2027 (a)	8,211,879	8,226,907
OI European Group BV 4.75%, 2/15/2030 (a) (b)	3,423,000	3,267,596
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	3,504,000	3,500,075
7.25%, 5/15/2031 (a) (b)	5,043,900	5,134,287
7.38%, 6/1/2032 (a) (b)	2,086,000	2,108,299
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	3,314,000	3,254,845
5.00%, 4/15/2029 (a)	6,436,000	6,402,790
6.50%, 7/15/2032 (a) (b)	1,252,000	1,298,086
6.88%, 7/15/2033 (a)	2,664,000	2,896,727
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	5,260,080	5,333,616
7.25%, 2/15/2031 (a)	4,280,000	4,494,514
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,670,200	2,606,996
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	9,219,579	9,043,393
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,923,000	5,255,007
TriMas Corp. 4.13%, 4/15/2029 (a)	4,717,000	4,561,528
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	5,020,000	5,353,529
12.25%, 1/15/2031 (a)	5,324,000	5,763,230
		217,775,155
PHARMACEUTICALS — 2.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	30,324,000	31,141,232
180 Medical, Inc. 3.88%, 10/15/2029 (a)	25,000	23,883
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	1,638,000	1,555,822
5.13%, 3/1/2030 (a)	4,776,000	4,557,546
6.13%, 8/1/2028 (a)	1,995,100	1,993,045
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	3,470,000	3,591,728
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,026,000	3,001,368
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	13,184,000	11,808,777
5.00%, 1/30/2028 (a) (b)	2,009,000	1,723,119
5.00%, 2/15/2029 (a) (b)	3,200,000	2,400,416
5.25%, 1/30/2030 (a)	5,129,000	3,622,664
5.25%, 2/15/2031 (a) (b)	3,030,000	2,003,345
6.25%, 2/15/2029 (a) (b)	5,890,000	4,598,087

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
11.00%, 9/30/2028 (a)	$10,832,000	$11,300,917
14.00%, 10/15/2030 (a)	2,213,000	2,218,001
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,185,000	4,323,984
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (e)	5,604,000	5,787,083
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (e)	12,191,000	12,827,980
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	3,063,000	3,191,340
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	10,389,507	11,154,694
Grifols SA 4.75%, 10/15/2028 (a)	7,369,100	7,155,396
Harrow, Inc. 8.63%, 9/15/2030 (a)	2,000,000	2,079,720
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	4,889,500	4,297,626
12.25%, 4/15/2029 (a)	7,276,000	7,930,258
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,760,000	11,466,353
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a) (c) (g)	500,000	392,500
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	25,000	24,175
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	12,148,300	11,737,687
5.13%, 4/30/2031 (a) (b)	13,457,000	11,774,471
6.75%, 5/15/2034 (a) (b)	4,617,000	4,434,998
7.88%, 5/15/2034 (a)	3,607,000	3,345,276
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	3,703,000	2,978,212
6.63%, 4/1/2030 (a) (b)	6,122,000	5,047,650
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	2,496,874	2,585,288
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.75%, 4/17/2032 (a)	5,217,000	5,079,532
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	2,538,000	2,046,745
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,801,000	1,786,286
		206,987,204
PIPELINES — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,079,000	4,063,826
5.75%, 1/15/2028 (a)	3,601,000	3,601,144
Security Description	Principal Amount	Value
5.75%, 10/15/2033 (a)	$3,519,000	$3,504,607
6.63%, 2/1/2032 (a)	3,042,000	3,134,203
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	3,425,000	3,425,445
7.00%, 7/15/2029 (a)	1,179,000	1,222,517
7.25%, 7/15/2032 (a)	1,450,000	1,524,487
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	4,695,000	4,658,661
4.13%, 12/1/2027	3,844,000	3,806,867
4.50%, 3/1/2028 (a)	5,259,000	5,193,683
5.60%, 10/15/2044	1,258,700	1,142,635
5.85%, 11/15/2043	1,135,500	1,061,715
6.75%, 2/1/2030 (a)	3,120,000	3,243,084
6.88%, 7/1/2029 (a)	6,092,000	6,311,068
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	802,000	768,909
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,044,417	6,981,440
7.50%, 12/15/2033 (a)	1,928,900	2,093,802
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,234,000	3,251,690
7.38%, 6/30/2033 (a)	6,003,000	6,110,094
8.63%, 3/15/2029 (a)	7,472,000	7,793,894
Energy Transfer LP:
5 yr. CMT + 2.68%, 6.50%, 2/15/2056 (e)	7,580,000	7,557,336
5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (e)	5,270,000	5,263,940
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b) (e)	3,543,000	3,671,327
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (e)	5,565,000	5,951,322
Excelerate Energy LP 8.00%, 5/15/2030 (a)	8,144,000	8,671,405
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	4,311,600	4,345,230
7.88%, 5/15/2032	3,125,000	3,258,750
8.00%, 5/15/2033	1,538,000	1,610,686
8.25%, 1/15/2029	4,199,000	4,379,851
8.88%, 4/15/2030	2,550,000	2,701,062
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,281,000	1,295,065
7.13%, 7/1/2033 (a)	2,594,000	2,661,729
8.25%, 1/15/2032 (a)	857,000	904,444
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	4,274,000	4,314,475
7.50%, 5/15/2032 (a)	1,979,000	2,029,366

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	$1,398,000	$1,356,382
5.13%, 6/15/2028 (a)	3,628,000	3,624,445
5.50%, 10/15/2030 (a)	2,949,000	2,969,083
5.88%, 3/1/2028 (a)	3,341,000	3,404,679
6.50%, 6/1/2029 (a)	4,096,000	4,225,761
Howard Midstream Energy Partners LLC:
6.63%, 1/15/2034 (a)	2,586,000	2,638,392
7.38%, 7/15/2032 (a)	3,031,000	3,144,420
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,775,000	8,626,790
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	3,927,000	3,951,465
6.63%, 12/15/2028 (a)	7,669,000	7,876,216
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	3,134,000	3,334,012
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	2,217,000	556,046
NFE Financing LLC 12.00%, 11/15/2029 (a)	17,853,683	5,237,378
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	6,370,000	6,532,117
8.38%, 2/15/2032 (a)	10,384,000	10,659,695
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	4,202,000	4,184,814
6.75%, 7/15/2032 (a)	1,621,000	1,657,748
NuStar Logistics LP:
5.63%, 4/28/2027	5,864,000	5,906,690
6.00%, 6/1/2026	2,099,500	2,105,232
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,462,500	1,522,185
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	1,744,000	1,699,232
4.95%, 7/15/2029 (a)	3,443,000	3,413,838
6.88%, 4/15/2040 (a)	3,276,000	3,373,068
7.50%, 7/15/2038 (a)	3,371,000	3,585,901
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (b) (e)	4,424,000	4,694,882
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (e)	4,243,000	4,430,456
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	8,396,000	8,437,056
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	5,521,000	5,495,272
6.00%, 3/1/2027 (a)	1,500,000	1,500,000
Security Description	Principal Amount	Value
6.00%, 12/31/2030 (a)	$4,591,000	$4,534,301
6.00%, 9/1/2031 (a)	131,000	128,163
6.75%, 3/15/2034 (a)	3,404,000	3,370,845
7.38%, 2/15/2029 (a)	8,875,000	9,142,137
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	2,634,000	2,746,656
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,344,000	7,035,552
3.88%, 11/1/2033 (a)	2,936,000	2,647,127
4.13%, 8/15/2031 (a)	7,478,100	7,061,345
6.25%, 1/15/2030 (a)	7,615,000	7,942,217
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	7,574,000	7,838,939
8.13%, 6/1/2028 (a)	14,021,000	14,517,904
8.38%, 6/1/2031 (a)	15,279,898	16,045,879
9.50%, 2/1/2029 (a)	20,711,000	22,835,741
9.88%, 2/1/2032 (a) (b)	14,141,000	15,397,852
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034 (a)	9,262,000	9,764,186
6.75%, 1/15/2036 (a)	9,133,000	9,710,114
		392,371,972
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	4,896,188	4,954,893
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	393,000	368,084
5.75%, 1/15/2029 (a)	2,531,000	2,432,595
9.75%, 4/15/2030 (a)	5,554,000	6,059,803
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	5,567,300	5,620,022
8.88%, 9/1/2031 (a) (b)	3,941,000	4,220,496
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	2,890,000	2,933,090
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	339,000	325,216
4.38%, 2/1/2031 (a)	1,354,000	1,269,700
5.38%, 8/1/2028 (a)	7,415,194	7,401,254
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,185,741	7,002,864
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	3,897,000	3,727,831
4.75%, 2/1/2030	771,000	719,890
5.00%, 3/1/2031 (b)	1,590,000	1,489,099
Newmark Group, Inc. 7.50%, 1/12/2029	6,138,000	6,594,544
		55,119,381

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	$5,389,660	$5,182,859
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	4,691,000	4,932,774
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	3,969,000	3,882,039
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	512,000	502,692
4.55%, 10/1/2029 (b)	3,834,000	3,653,840
6.13%, 1/15/2031 (d)	2,083,000	2,079,126
8.30%, 3/15/2028	263,000	279,382
8.88%, 4/12/2029	5,652,000	6,145,702
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	4,073,000	4,003,800
5.75%, 5/15/2026 (a)	1,834,000	1,834,055
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,035,000	3,913,748
Diversified Healthcare Trust:
4.38%, 3/1/2031	3,378,000	2,985,578
4.75%, 2/15/2028	2,335,200	2,225,679
7.25%, 10/15/2030 (a)	112,000	113,847
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a) (d)	2,100,000	2,100,000
Global Net Lease, Inc. 4.50%, 9/30/2028 (a) (b)	4,648,000	4,547,045
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	3,820,000	3,713,155
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	4,256,000	3,656,968
3.95%, 11/1/2027	2,839,000	2,734,212
4.65%, 4/1/2029 (b)	3,552,000	3,310,571
5.95%, 2/15/2028 (b)	2,472,000	2,438,059
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	7,192,000	6,929,852
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	6,646,000	6,346,199
4.88%, 9/15/2027 (a)	6,200,672	6,172,273
4.88%, 9/15/2029 (a)	5,882,000	5,791,417
5.00%, 7/15/2028 (a)	870,500	866,261
5.25%, 3/15/2028 (a)	5,654,500	5,642,117
5.25%, 7/15/2030 (a)	13,191,000	13,046,427
5.63%, 7/15/2032 (a)	3,101,000	3,084,503
6.25%, 1/15/2033 (a)	7,566,000	7,719,211
7.00%, 2/15/2029 (a)	4,304,000	4,431,743
Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	$2,885,000	$2,860,420
4.75%, 6/15/2029 (a)	6,016,000	5,908,795
5.50%, 8/1/2030 (b)	531,000	541,445
7.00%, 7/15/2031 (a)	3,880,000	4,076,638
Millrose Properties, Inc.:
6.25%, 9/15/2032 (a)	4,347,000	4,358,650
6.38%, 8/1/2030 (a)	5,473,000	5,569,051
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	7,909,100	5,804,488
4.63%, 8/1/2029	6,454,000	5,345,784
5.00%, 10/15/2027	9,182,000	8,896,991
8.50%, 2/15/2032 (a)	7,176,000	7,639,426
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	1,970,832	1,638,628
9.00%, 3/31/2029 (a)	1,728,000	1,762,491
9.00%, 9/30/2029 (a)	4,333,000	2,770,997
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,496,000	3,407,656
5.88%, 10/1/2028 (a)	5,767,000	5,759,734
7.00%, 2/1/2030 (a)	4,428,000	4,563,054
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	2,924,000	2,967,217
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,355,000	3,289,443
4.75%, 10/15/2027	3,249,000	3,234,217
6.50%, 4/1/2032 (a)	6,347,000	6,528,334
6.50%, 6/15/2033 (a)	1,251,000	1,288,242
7.25%, 7/15/2028 (a)	2,699,000	2,783,506
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	6,492,600	6,644,916
8.00%, 7/15/2030 (a)	4,833,000	4,951,843
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	2,451,500	2,428,897
4.00%, 9/15/2029 (a)	2,912,900	2,750,535
SBA Communications Corp.:
3.13%, 2/1/2029	7,276,000	6,812,228
3.88%, 2/15/2027	8,541,000	8,410,750
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	1,970,000	1,736,673
3.95%, 1/15/2028	2,083,000	1,948,646
4.38%, 2/15/2030 (b)	2,890,000	2,459,130
4.75%, 10/1/2026	2,946,000	2,957,666
4.95%, 2/15/2027	42,000	41,847
4.95%, 10/1/2029 (b)	2,463,000	2,170,839
5.50%, 12/15/2027	3,775,000	3,712,788
8.38%, 6/15/2029	7,126,000	7,235,242

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 11/15/2031 (a)	$3,765,000	$4,008,746
8.88%, 6/15/2032 (b)	4,892,000	4,943,659
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,537,000	4,485,324
4.38%, 1/15/2027 (a)	3,512,000	3,482,429
5.25%, 10/15/2028 (a) (d)	2,908,000	2,908,378
6.00%, 4/15/2030 (a)	2,400,000	2,434,704
6.50%, 7/1/2030 (a)	152,000	157,314
6.50%, 10/15/2030 (a)	2,217,000	2,297,654
7.25%, 4/1/2029 (a)	1,561,000	1,639,206
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	2,686,000	2,433,892
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,943,500	2,879,243
6.50%, 2/15/2029 (a) (b)	7,152,000	6,716,515
8.63%, 6/15/2032 (a) (b)	4,270,000	4,079,430
10.50%, 2/15/2028 (a)	13,098,000	13,785,645
Vornado Realty LP 3.40%, 6/1/2031	2,604,000	2,340,371
XHR LP:
4.88%, 6/1/2029 (a)	3,280,400	3,214,497
6.63%, 5/15/2030 (a)	2,141,000	2,199,663
		333,529,011
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	2,762,000	2,636,992
3.88%, 1/15/2028 (a)	12,755,000	12,465,461
4.00%, 10/15/2030 (a)	14,083,000	13,274,072
4.38%, 1/15/2028 (a)	7,292,000	7,165,338
5.63%, 9/15/2029 (a)	3,020,000	3,061,616
6.13%, 6/15/2029 (a)	9,503,000	9,734,208
Academy Ltd. 6.00%, 11/15/2027 (a)	2,990,000	2,988,385
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	6,279,000	5,876,893
3.90%, 4/15/2030 (b)	4,033,000	3,745,003
5.95%, 3/9/2028	2,964,000	3,031,016
7.00%, 8/1/2030 (a)	9,473,000	9,756,622
7.38%, 8/1/2033 (a)	2,221,000	2,290,584
Arko Corp. 5.13%, 11/15/2029 (a) (b)	1,544,000	1,310,377
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	38,000	37,508
4.63%, 11/15/2029 (a)	5,262,000	5,104,087
4.75%, 3/1/2030	3,684,000	3,588,179
5.00%, 2/15/2032 (a)	4,537,000	4,357,698
Bath & Body Works, Inc.:
5.25%, 2/1/2028	3,242,000	3,263,300
6.63%, 10/1/2030 (a)	5,267,201	5,387,451
6.69%, 1/15/2027	3,053,000	3,120,380
Security Description	Principal Amount	Value
6.75%, 7/1/2036	$3,411,000	$3,514,353
6.88%, 11/1/2035	3,325,258	3,457,071
6.95%, 3/1/2033	1,181,000	1,232,551
7.50%, 6/15/2029	2,596,000	2,665,858
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	3,266,000	3,417,575
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	3,978,000	3,460,701
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	4,141,000	4,068,284
Brinker International, Inc. 8.25%, 7/15/2030 (a)	2,087,000	2,211,239
Carvana Co.:
9.00%, 6/1/2030 (a)	14,176,778	14,832,738
9.00%, 6/1/2031 (a)	7,715,330	8,738,537
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	4,576,000	4,869,596
EG Global Finance PLC 12.00%, 11/30/2028 (a)	6,511,783	7,164,459
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	3,114,000	2,897,266
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	11,375,200	10,818,270
6.75%, 1/15/2030 (a) (b)	5,606,000	5,264,482
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	2,430,000	2,389,443
5.63%, 1/1/2030 (a)	1,624,000	1,623,643
6.88%, 3/1/2032 (a)	2,253,100	2,330,809
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	228,500	231,891
Gap, Inc.:
3.63%, 10/1/2029 (a)	4,313,000	4,034,812
3.88%, 10/1/2031 (a)	4,755,000	4,328,191
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,873,000	5,744,264
8.75%, 1/15/2032 (a)	4,664,000	4,535,740
11.50%, 8/15/2029 (a) (b)	2,770,000	2,923,070
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,099,000	1,696,052
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	7,894,869	7,671,523
6.38%, 1/15/2030 (a)	3,748,000	3,835,029
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	2,220,000	2,171,338

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	$1,273,800	$1,271,023
Kohl's Corp.:
5.13%, 5/1/2031 (b) (f)	3,311,400	2,613,059
5.55%, 7/17/2045	3,400,000	2,209,966
10.00%, 6/1/2030 (a)	2,704,000	2,942,060
LBM Acquisition LLC:
6.25%, 1/15/2029 (a) (b)	1,709,000	1,582,705
9.50%, 6/15/2031 (a)	8,046,000	8,484,185
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	5,212,000	5,106,718
8.25%, 8/1/2031 (a)	5,715,000	6,041,898
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	2,855,000	2,727,239
4.38%, 1/15/2031 (a)	4,691,000	4,452,838
4.63%, 12/15/2027 (a)	4,239,000	4,197,458
5.50%, 10/1/2030 (a)	1,091,000	1,089,669
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,747,000	1,264,199
4.50%, 12/15/2034	1,558,000	1,366,428
5.13%, 1/15/2042	2,340,000	1,855,877
6.13%, 3/15/2032 (a) (b)	3,904,000	3,908,607
7.38%, 8/1/2033 (a)	2,301,000	2,403,878
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	6,446,000	5,935,154
7.88%, 5/1/2029 (a) (b)	6,757,000	5,660,406
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,408,000	3,170,122
4.75%, 9/15/2029	3,857,000	3,804,622
Nordstrom, Inc.:
4.00%, 3/15/2027	3,435,000	3,382,032
4.25%, 8/1/2031	3,881,000	3,545,643
4.38%, 4/1/2030	3,077,100	2,895,428
5.00%, 1/15/2044	4,217,000	3,114,001
6.95%, 3/15/2028 (b)	4,221,000	4,371,057
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	436,552	430,859
8.00%, 3/15/2031 (a) (d)	1,996,000	2,022,267
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	5,005,000	4,902,648
6.38%, 11/1/2032 (a)	5,028,000	5,099,096
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	2,609,473	2,486,958
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	11,335,000	11,365,038
10.00%, 9/15/2033 (a)	3,521,000	3,561,175
QVC, Inc.:
5.45%, 8/15/2034	3,014,000	1,587,504
5.95%, 3/15/2043	2,069,500	1,073,325
6.88%, 4/15/2029 (a)	3,309,000	1,792,717
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	13,811,000	14,340,238
Security Description	Principal Amount	Value
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	$2,450,000	$2,572,500
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	9,917,882	4,758,411
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	1,691,000	1,756,662
SGUS LLC 11.00%, 12/15/2029 (a)	3,701,181	3,503,464
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	5,167,000	5,017,105
4.88%, 11/15/2031 (a) (b)	2,778,000	2,657,407
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	3,608,000	3,664,285
Staples, Inc.:
10.75%, 9/1/2029 (a)	17,487,971	17,322,710
12.75%, 1/15/2030 (a)	6,096,918	4,907,348
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	1,656,000	1,574,806
5.88%, 3/1/2027	5,769,000	5,762,423
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,511,000	5,320,099
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	5,941,000	5,674,843
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	6,327,000	6,655,245
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	71,000	70,599
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	1,232,000	1,231,988
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,709,000	5,335,460
4.63%, 1/31/2032	6,444,000	6,262,408
4.75%, 1/15/2030 (a)	4,722,000	4,691,213
5.35%, 11/1/2043	2,625,000	2,536,669
5.38%, 4/1/2032	4,564,000	4,581,708
6.88%, 11/15/2037	4,309,000	4,790,057
		463,029,462
SEMICONDUCTORS — 0.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,485,000	2,510,347
ams-OSRAM AG 12.25%, 3/30/2029 (a)	2,328,000	2,515,869
Entegris, Inc.:
3.63%, 5/1/2029 (a)	425,000	404,256
4.38%, 4/15/2028 (a)	4,444,000	4,347,565
4.75%, 4/15/2029 (a)	14,608,999	14,486,283
5.95%, 6/15/2030 (a)	4,439,000	4,501,812

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (a)	$10,057,000	$10,275,036
6.63%, 7/24/2033 (a)	4,567,000	4,684,920
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,174,000	4,050,575
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,861,000	3,696,792
		51,473,455
SOFTWARE — 2.8%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,418,000	1,420,609
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	15,381,000	15,258,721
Camelot Finance SA 4.50%, 11/1/2026 (a)	813,898	809,373
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	4,398,000	4,602,991
Castle U.S. Holding Corp.:
9.50%, 2/15/2028 (a)	66,000	29,087
10.00%, 6/30/2031 (a)	1,366,000	210,583
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a) (b)	3,456,000	3,050,853
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,295,000	5,448,889
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	8,157,000	7,859,269
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	31,031,500	31,326,920
6.63%, 8/15/2033 (a)	2,793,000	2,845,257
8.25%, 6/30/2032 (a)	11,131,000	11,814,666
9.00%, 9/30/2029 (a)	25,504,920	26,430,238
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	2,525,000	2,541,917
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	12,613,000	12,927,694
9.25%, 6/1/2030 (a)	11,763,000	12,148,238
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	6,148,000	6,058,239
Elastic NV 4.13%, 7/15/2029 (a)	5,404,000	5,188,705
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	7,050,000	7,182,046
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	6,459,000	6,282,605
6.00%, 5/15/2033 (a)	6,832,000	6,942,405
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	3,234,000	3,124,400
8.75%, 5/1/2029 (a)	4,089,000	4,236,776
Security Description	Principal Amount	Value
Open Text Corp.:
3.88%, 2/15/2028 (a)	$9,574,000	$9,311,385
3.88%, 12/1/2029 (a)	6,601,000	6,241,378
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,987,700	7,570,822
4.13%, 12/1/2031 (a)	5,532,000	5,120,364
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a)	4,030,000	3,769,944
PTC, Inc. 4.00%, 2/15/2028 (a)	2,038,000	1,996,547
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,968,800	827,841
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,346,000	3,563,523
ROBLOX Corp. 3.88%, 5/1/2030 (a)	3,842,000	3,667,727
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,254,000	2,197,853
9.00%, 11/28/2028 (a)	5,647,000	5,821,210
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	12,160,766	12,160,523
6.50%, 6/1/2032 (a)	2,318,000	2,396,719
Twilio, Inc.:
3.63%, 3/15/2029	3,639,000	3,468,804
3.88%, 3/15/2031	1,890,200	1,777,828
UKG, Inc. 6.88%, 2/1/2031 (a)	16,439,000	16,966,199
West Technology Group LLC 8.50%, 4/10/2027 (a)	3,198,000	237,515
X.AI LLC/X.AI Co. Issuer Corp. 12.50%, 6/30/2030	975,000	1,024,472
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,924,000	4,663,767
		270,524,902
TELECOMMUNICATIONS — 4.8%
Africell Holding Ltd. 10.50%, 10/23/2029 (a) (b)	425,000	422,450
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,560,000	5,907,838
5.75%, 8/15/2029 (a)	12,686,000	9,530,865
Altice France Holding SA 6.00%, 2/15/2028 (a) (c)	6,239,000	2,213,909
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (e)	6,462,500	6,703,616
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (e)	6,742,000	7,042,221
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (e)	3,642,000	3,605,434
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (e)	1,887,100	1,808,653

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ciena Corp. 4.00%, 1/31/2030 (a)	$2,778,000	$2,651,851
CommScope LLC:
4.75%, 9/1/2029 (a)	4,779,000	4,747,984
7.13%, 7/1/2028 (a) (b)	1,929,000	1,936,774
8.25%, 3/1/2027 (a) (b)	6,449,970	6,522,468
9.50%, 12/15/2031 (a) (b)	8,835,000	9,145,639
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	4,846,000	4,808,540
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	14,686,000	15,434,986
Connect Holding II LLC 10.50%, 4/3/2031 (a) (b)	13,255,000	13,243,866
EchoStar Corp.:
6.75%, 11/30/2030	12,659,970	13,048,504
10.75%, 11/30/2029	34,870,942	38,367,103
Embarq LLC 8.00%, 6/1/2036 (b)	7,289,000	3,603,900
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	3,264,000	3,107,687
Series 2033, 6.38%, 11/15/2033 (a)	2,617,000	2,604,151
Series 2036, 7.20%, 7/18/2036 (a)	4,902,000	4,966,608
Series 2038, 7.72%, 6/4/2038 (a)	4,440,000	4,507,710
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	7,312,500	7,296,559
5.88%, 10/15/2027 (a)	7,825,000	7,825,783
5.88%, 11/1/2029	4,698,254	4,750,640
6.00%, 1/15/2030 (a) (b)	6,470,000	6,548,611
6.75%, 5/1/2029 (a)	6,048,000	6,108,903
8.63%, 3/15/2031 (a)	6,403,000	6,762,336
8.75%, 5/15/2030 (a)	5,560,000	5,809,310
Frontier Florida LLC Series E, 6.86%, 2/1/2028	517,000	538,993
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,787,669	3,251,101
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (b)	3,136,000	2,985,315
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	756,000	657,138
3.88%, 10/15/2030 (a)	3,739,000	3,276,411
4.00%, 4/15/2031 (a) (b)	4,104,997	3,545,240
4.25%, 7/1/2028 (a)	1,452,000	1,358,520
4.50%, 4/1/2030 (a)	7,364,000	6,741,595
4.88%, 6/15/2029 (a)	1,223,000	1,159,221
6.88%, 6/30/2033 (a)	14,806,937	15,096,116
7.00%, 3/31/2034 (a)	10,584,285	10,765,911
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (a)	244,433	240,146
4.50%, 1/15/2029 (a)	1,873,200	1,715,083
Security Description	Principal Amount	Value
Series P, 7.60%, 9/15/2039 (b)	$3,307,000	$3,103,024
Series U, 7.65%, 3/15/2042	2,082,000	1,901,740
10.00%, 10/15/2032 (a)	2,486,858	2,521,400
Maya SAS/Paris France:
7.00%, 10/15/2028 (a)	7,195,000	7,321,920
7.00%, 4/15/2032 (a)	7,381,000	7,533,418
8.50%, 4/15/2031 (a)	6,442,000	6,896,419
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	1,940,500	1,835,170
5.13%, 1/15/2028 (a)	3,909,600	3,895,525
6.25%, 3/25/2029 (a)	3,361,500	3,391,720
7.38%, 4/2/2032 (a) (b)	4,335,600	4,533,780
RCN Corp. Zero Coupon, 4/15/2023 (c) (g)	3,000	—
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (e)	6,966,000	6,912,780
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (e)	6,086,000	6,351,593
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (e)	7,288,000	7,730,527
Telecom Italia Capital SA:
6.00%, 9/30/2034	4,356,742	4,420,612
6.38%, 11/15/2033	5,666,916	5,951,735
7.20%, 7/18/2036	2,607,000	2,807,817
7.72%, 6/4/2038	2,885,000	3,201,052
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,005,000	773,579
5.63%, 12/6/2026 (a)	2,653,200	2,130,360
6.50%, 10/15/2027 (a)	2,126,000	1,050,797
TELUS Corp.:
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (e)	5,536,000	5,703,243
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (e)	2,218,831	2,338,936
Veon Midco BV 3.38%, 11/25/2027 (a)	5,225,000	4,896,268
Viasat, Inc.:
5.63%, 4/15/2027 (a)	4,014,057	4,001,774
6.50%, 7/15/2028 (a)	3,299,000	3,222,100
7.50%, 5/30/2031 (a) (b)	4,034,000	3,783,771
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	5,821,000	5,489,552
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	7,984,300	7,399,610
4.75%, 7/15/2031 (a)	9,536,500	8,967,552
7.75%, 4/15/2032 (a)	5,671,000	5,968,728
Vodafone Group PLC:
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (e)	3,649,700	3,413,382
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (e)	6,182,000	4,877,660

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (e)	$13,166,864	$13,918,692
Windstream Services LLC 7.50%, 10/15/2033 (a) (d)	5,194,000	5,192,753
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	13,988,308	14,501,399
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	2,193,000	2,117,802
6.13%, 3/1/2028 (a)	400,000	375,212
9.25%, 3/9/2030 (a) (b)	8,238,389	7,864,449
13.75%, 9/9/2030 (a)	3,750,703	3,544,414
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,406,245	3,630,172
		457,838,126
TRANSPORTATION — 0.4%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	949,000	987,359
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,447,600	3,053,367
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a) (b)	2,018,000	1,880,776
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	5,373,661	5,747,130
Danaos Corp. 8.50%, 3/1/2028 (a)	3,326,000	3,379,050
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	25,000	23,773
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,319,000	1,341,568
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	6,959,000	7,231,514
RXO, Inc. 7.50%, 11/15/2027 (a)	1,630,000	1,663,236
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	7,845,000	7,621,574
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	1,471,000	1,548,375
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	2,173,000	2,249,490
XPO CNW, Inc. 6.70%, 5/1/2034	700	750
XPO, Inc.:
7.13%, 6/1/2031 (a)	25,000	26,077
7.13%, 2/1/2032 (a)	3,514,000	3,689,946
		40,443,985
TRUCKING & LEASING — 0.2%
FTAI Aviation Investors LLC:
5.50%, 5/1/2028 (a)	2,823,500	2,825,618
5.88%, 4/15/2033 (a) (b)	415,465	418,165
7.00%, 5/1/2031 (a)	5,115,000	5,355,712
7.00%, 6/15/2032 (a)	5,722,000	5,993,051
Security Description	Principal Amount	Value
7.88%, 12/1/2030 (a)	$5,777,333	$6,151,704
		20,744,250
TOTAL CORPORATE BONDS & NOTES (Cost $9,300,672,130)		9,349,809,983
	Shares
COMMON STOCKS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Baytex Energy Corp.	2,052	4,802
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (g) (h)	4,948	194,747
TOTAL COMMON STOCKS (Cost $195,723)		199,549
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	—
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.06%, 12/31/2030 (e)	$1,249,270	1,249,270
MEDIA — 0.1%
Radiate Holdco LLC 2025 FLFO Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.78%, 9/25/2029 (e)	4,605,907	3,730,785
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,573,780)		4,980,055
Shares
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (i) (j)	60,449,909	60,449,909

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	748,551,461	$748,551,461
TOTAL SHORT-TERM INVESTMENTS (Cost $809,001,370)		809,001,370
TOTAL INVESTMENTS — 106.8% (Cost $10,115,443,857)		10,163,990,957
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(646,135,362)
NET ASSETS — 100.0%		$9,517,855,595
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.8% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	When-issued security.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $587,247, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,349,417,483	$392,500	$9,349,809,983
Common Stocks	4,802	—	194,747	199,549
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	4,980,055	—	4,980,055
Short-Term Investments	809,001,370	—	—	809,001,370
TOTAL INVESTMENTS	$809,006,172	$9,354,397,538	$587,247	$10,163,990,957
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,349,348	$83,349,348	$470,636,254	$493,535,693	$—	$—	60,449,909	$60,449,909	$454,919
State Street Navigator Securities Lending Portfolio II	740,945,540	740,945,540	369,217,811	361,611,890	—	—	748,551,461	748,551,461	1,928,942
Total		$824,294,888	$839,854,065	$855,147,583	$—	$—		$809,001,370	$2,383,861
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
4.75%, 3/30/2030	$200,000	$200,788
5.38%, 6/15/2033	600,000	610,878
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,314,000	1,206,843
2.60%, 8/1/2031 (a)	1,869,000	1,685,072
4.20%, 6/1/2030	1,870,000	1,855,695
5.30%, 11/1/2034 (a)	200,000	205,240
		5,764,516
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.70%, 2/1/2027	2,022,000	1,981,985
2.80%, 3/1/2027	1,684,000	1,650,000
2.95%, 2/1/2030	1,570,000	1,477,857
3.20%, 3/1/2029	1,806,821	1,743,076
3.25%, 2/1/2028	1,987,000	1,941,915
3.25%, 3/1/2028	1,958,000	1,911,184
3.25%, 2/1/2035	150,000	130,155
3.45%, 11/1/2028 (a)	1,860,000	1,817,071
3.60%, 5/1/2034 (a)	1,979,630	1,791,169
3.63%, 2/1/2031	2,682,000	2,568,578
5.04%, 5/1/2027 (a)	3,238,000	3,273,877
5.15%, 5/1/2030	8,934,000	9,168,607
6.13%, 2/15/2033 (a)	1,629,000	1,754,563
6.26%, 5/1/2027	1,973,000	2,029,645
6.30%, 5/1/2029 (a)	2,986,000	3,169,788
6.39%, 5/1/2031	2,892,000	3,148,347
6.53%, 5/1/2034	4,933,000	5,459,302
Embraer Netherlands Finance BV 5.98%, 2/11/2035 (a)	1,110,000	1,176,056
GE Capital Funding LLC 4.55%, 5/15/2032	1,340,000	1,354,552
General Dynamics Corp.:
2.25%, 6/1/2031 (a)	1,546,000	1,396,935
2.63%, 11/15/2027	1,833,000	1,787,377
3.63%, 4/1/2030	2,515,000	2,467,643
3.75%, 5/15/2028	1,304,000	1,301,222
4.95%, 8/15/2035	1,717,000	1,748,610
General Electric Co.:
3.45%, 5/1/2027	500	494
4.30%, 7/29/2030	1,850,000	1,861,211
Series MTN, 6.75%, 3/15/2032 (a)	2,342,000	2,664,634
HEICO Corp.:
5.25%, 8/1/2028	1,278,000	1,310,909
5.35%, 8/1/2033	1,548,000	1,605,632
Hexcel Corp.:
4.20%, 2/15/2027	2,207,000	2,192,941
5.88%, 2/26/2035	1,487,000	1,556,071
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	1,430,000	1,380,022
Security Description	Principal Amount	Value
4.85%, 10/15/2031 (a)	$1,551,000	$1,591,528
5.90%, 2/1/2027	649,000	664,479
6.75%, 1/15/2028	1,436,000	1,518,958
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	24,077
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,919,000	1,688,125
2.90%, 12/15/2029 (a)	616,000	584,732
3.85%, 12/15/2026	1,822,000	1,816,807
4.40%, 6/15/2028	3,479,000	3,500,877
4.85%, 4/27/2035	60,000	59,777
5.05%, 6/1/2029	1,576,000	1,619,356
5.25%, 6/1/2031	1,607,000	1,673,241
5.35%, 6/1/2034	1,989,000	2,059,192
5.40%, 1/15/2027	2,300,000	2,337,628
5.40%, 7/31/2033	3,041,000	3,167,931
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,001,000	903,372
3.90%, 6/15/2032 (a)	2,032,000	1,984,797
4.15%, 8/15/2028	1,318,000	1,325,473
4.40%, 8/15/2030	1,247,000	1,257,724
4.45%, 5/15/2028	3,712,000	3,755,430
4.50%, 2/15/2029	3,198,000	3,244,307
4.70%, 12/15/2031 (a)	1,511,000	1,545,662
4.75%, 2/15/2034 (a)	1,986,000	2,005,284
4.80%, 8/15/2034 (a)	1,033,000	1,044,198
5.00%, 8/15/2035	1,961,000	1,991,905
5.25%, 1/15/2033 (a)	1,962,000	2,061,415
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,950,000	1,929,310
3.25%, 1/15/2028	3,175,000	3,121,946
4.40%, 5/1/2030	1,424,000	1,435,791
4.60%, 2/1/2029	1,347,000	1,368,269
4.65%, 7/15/2030	1,818,000	1,849,560
4.70%, 3/15/2033 (a)	1,664,000	1,676,447
4.90%, 6/1/2034	1,880,000	1,906,264
5.25%, 7/15/2035 (a)	975,000	1,008,482
7.75%, 2/15/2031	438,000	506,201
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,317
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	49,124
RTX Corp.:
1.90%, 9/1/2031	3,512,000	3,056,353
2.25%, 7/1/2030	1,409,000	1,289,911
2.38%, 3/15/2032	1,943,000	1,717,437
2.65%, 11/1/2026	1,434,000	1,412,246
3.13%, 5/4/2027	1,569,000	1,546,469
3.50%, 3/15/2027 (a)	4,006,000	3,974,513
4.13%, 11/16/2028	6,641,000	6,626,124
5.15%, 2/27/2033	1,788,000	1,852,279
5.40%, 5/1/2035 (a)	1,805,000	1,892,073
5.75%, 1/15/2029	1,806,000	1,893,302
6.00%, 3/15/2031 (a)	1,628,000	1,759,331

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 3/15/2034	$2,527,000	$2,765,751
7.20%, 8/15/2027	4,000	4,228
7.50%, 9/15/2029	1,929,000	2,156,313
		159,047,744
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.45%, 2/4/2032	2,546,000	2,240,836
3.40%, 5/6/2030	1,456,000	1,398,459
4.50%, 8/6/2030 (a)	1,187,000	1,191,000
4.80%, 2/14/2029	1,321,000	1,341,779
4.88%, 2/4/2028	1,655,000	1,681,513
5.25%, 8/6/2035	1,467,000	1,483,034
5.63%, 2/6/2035 (a)	1,473,000	1,529,357
6.20%, 11/1/2028	1,794,000	1,894,518
6.88%, 11/1/2033	1,709,000	1,931,187
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (a)	1,530,000	1,397,670
3.25%, 3/27/2030 (a)	1,670,000	1,606,123
4.50%, 8/15/2033	1,000,000	995,540
5.94%, 10/1/2032	1,708,000	1,858,219
BAT Capital Corp.:
2.26%, 3/25/2028	3,263,000	3,116,720
2.73%, 3/25/2031	2,589,000	2,366,890
3.46%, 9/6/2029 (a)	1,776,000	1,720,500
3.56%, 8/15/2027	4,016,000	3,974,997
4.63%, 3/22/2033	1,750,000	1,731,800
4.70%, 4/2/2027	1,593,000	1,603,976
4.74%, 3/16/2032	1,998,000	2,007,471
4.91%, 4/2/2030	1,772,000	1,805,668
5.35%, 8/15/2032	1,945,000	2,011,986
5.63%, 8/15/2035	981,000	1,018,347
5.83%, 2/20/2031	1,441,000	1,524,002
6.00%, 2/20/2034	1,268,000	1,353,298
6.34%, 8/2/2030	2,927,000	3,159,638
6.42%, 8/2/2033 (a)	2,482,000	2,723,474
7.75%, 10/19/2032 (a)	1,251,000	1,458,653
BAT International Finance PLC:
4.45%, 3/16/2028	5,431,000	5,462,283
5.93%, 2/2/2029	1,788,000	1,877,811
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,946,000	1,784,054
3.75%, 9/25/2027	1,883,000	1,872,003
4.10%, 1/7/2028	1,808,000	1,809,808
4.55%, 8/4/2030	1,705,000	1,717,140
4.65%, 9/17/2034 (a)	1,946,000	1,908,014
5.15%, 8/4/2035	2,398,000	2,425,289
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	175,000	183,902
Philip Morris International, Inc.:
1.75%, 11/1/2030	1,859,000	1,644,546
2.10%, 5/1/2030	1,908,000	1,738,760
3.13%, 8/17/2027 (a)	1,163,000	1,145,578
3.13%, 3/2/2028	1,834,000	1,795,633
Security Description	Principal Amount	Value
3.38%, 8/15/2029 (a)	$2,155,000	$2,093,733
4.13%, 4/28/2028 (a)	1,921,000	1,924,535
4.38%, 11/1/2027	1,560,000	1,571,092
4.38%, 4/30/2030 (a)	1,830,000	1,838,692
4.63%, 11/1/2029	1,428,000	1,449,863
4.75%, 2/12/2027	1,487,000	1,501,275
4.75%, 11/1/2031	2,089,000	2,124,617
4.88%, 2/15/2028	3,093,000	3,147,870
4.88%, 2/13/2029	1,857,000	1,896,350
4.88%, 4/30/2035 (a)	1,035,000	1,035,362
5.13%, 11/17/2027	2,613,000	2,669,362
5.13%, 2/15/2030	12,126,000	12,531,857
5.13%, 2/13/2031 (a)	2,099,000	2,171,436
5.25%, 9/7/2028	1,784,000	1,841,142
5.25%, 2/13/2034	3,390,000	3,499,565
5.38%, 2/15/2033	4,195,000	4,382,181
5.50%, 9/7/2030	1,875,000	1,971,806
5.63%, 11/17/2029	2,689,000	2,831,275
5.63%, 9/7/2033	2,003,000	2,121,057
5.75%, 11/17/2032	2,559,000	2,725,616
Reynolds American, Inc. 5.70%, 8/15/2035 (a)	55,000	57,204
		132,877,366
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	643,613	583,017
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,181,624	1,136,037
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,319,648	1,229,015
Series 2016-2, Class AA, 3.20%, 12/15/2029	1,207,930	1,168,092
Series 2017-2, Class AA, 3.35%, 4/15/2031	1,185,143	1,140,226
Series 2015-1, Class A, 3.38%, 11/1/2028	1,146,897	1,123,351
Series 2016-1, Class AA, 3.58%, 7/15/2029	1,108,982	1,084,208
Series 2015-2, Class AA, 3.60%, 3/22/2029	926,056	907,026
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,054,199	1,024,976
Series 2014-1, Class A, 3.70%, 4/1/2028	946,106	936,739
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,020,700	979,648
Delta Air Lines, Inc.:
3.75%, 10/28/2029	1,887,000	1,833,258
4.38%, 4/19/2028 (a)	2,753,000	2,755,781
4.95%, 7/10/2028	1,774,000	1,795,430
5.25%, 7/10/2030	3,914,000	3,995,176

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	$4,092,469	$3,620,239
Series 2020-1, Class A, 4.00%, 5/15/2034	1,339,809	1,260,372
Southwest Airlines Co.:
2.63%, 2/10/2030	732,000	675,160
3.00%, 11/15/2026	1,894,000	1,866,992
3.45%, 11/16/2027	250,000	245,670
5.13%, 6/15/2027	3,929,000	3,977,523
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,120,953	1,022,567
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,302,748	1,241,897
Series 2016-1, Class AA, 3.10%, 1/7/2030	724,653	700,188
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,297,288	1,245,955
Series 2014-2, Class A, 3.75%, 3/3/2028	0	0
Series 2019-1, Class AA, 4.15%, 2/25/2033	948,517	920,687
Series 2020-1, Class A, 5.88%, 4/15/2029	2,172,835	2,221,854
		40,691,084
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,689,000	1,661,790
2.75%, 3/27/2027 (a)	915,000	901,119
2.85%, 3/27/2030	3,321,000	3,154,120
PVH Corp. 5.50%, 6/13/2030 (a)	3,980,000	4,057,212
Ralph Lauren Corp.:
2.95%, 6/15/2030	1,167,000	1,102,442
5.00%, 6/15/2032	1,849,000	1,894,208
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,195,000	1,083,471
4.13%, 7/15/2027 (a)	1,816,000	1,814,565
5.10%, 3/11/2030	1,436,000	1,469,574
5.50%, 3/11/2035	1,054,000	1,077,188
		18,215,689
AUTO MANUFACTURERS — 3.2%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	1,095,000	956,702
Series MTN, 2.00%, 3/24/2028 (a)	738,000	701,314
Series GMTN, 3.50%, 2/15/2028 (a)	2,832,000	2,793,372
4.25%, 9/1/2028 (a)	3,045,000	3,052,034
Series GMTN, 4.40%, 10/5/2026	655,000	656,880
Security Description	Principal Amount	Value
Series GMTN, 4.40%, 9/5/2029 (a)	$137,000	$137,760
Series GMTN, 4.45%, 10/22/2027	1,301,000	1,310,458
Series GMTN, 4.50%, 9/4/2030 (a)	2,972,000	2,976,517
4.55%, 7/9/2027	1,936,000	1,951,488
4.55%, 3/3/2028	1,747,000	1,763,230
4.60%, 4/17/2030 (a)	1,569,000	1,582,603
4.70%, 1/12/2028	1,839,000	1,861,675
4.80%, 3/5/2030	1,905,000	1,938,223
Series GMTN, 4.85%, 10/23/2031	1,347,000	1,368,229
4.90%, 3/12/2027	1,846,000	1,866,306
4.90%, 3/13/2029	500,000	510,385
Series GMTN, 4.90%, 7/9/2027	1,139,000	1,154,411
Series GMTN, 4.90%, 1/10/2034 (a)	1,275,000	1,286,233
Series GMTN, 5.05%, 7/10/2031	1,870,000	1,920,022
Series GMTN, 5.13%, 7/7/2028 (a)	1,411,000	1,448,152
5.15%, 7/9/2032	3,983,000	4,078,034
5.20%, 3/5/2035 (a)	1,638,000	1,662,324
5.65%, 11/15/2028	1,064,000	1,109,199
Series GMTN, 5.85%, 10/4/2030 (a)	1,443,000	1,534,342
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,887,000	1,670,580
4.25%, 5/9/2028	735,000	740,645
4.70%, 2/15/2031 (a)	1,633,000	1,662,606
4.90%, 2/20/2029 (a)	1,698,000	1,745,952
5.15%, 2/20/2034	1,103,000	1,141,384
5.30%, 5/9/2035	1,736,000	1,791,656
Ford Motor Co.:
3.25%, 2/12/2032	6,617,000	5,779,023
4.35%, 12/8/2026	8,703,000	8,667,405
6.10%, 8/19/2032	3,110,000	3,181,157
6.63%, 10/1/2028	1,132,000	1,193,490
7.45%, 7/16/2031 (a)	2,020,500	2,235,522
9.63%, 4/22/2030	1,712,000	1,998,760
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	1,725,000	1,639,768
2.90%, 2/10/2029	2,260,000	2,093,777
3.63%, 6/17/2031	2,683,000	2,437,452
3.82%, 11/2/2027	1,938,000	1,890,810
4.00%, 11/13/2030	5,561,000	5,167,782
4.13%, 8/17/2027	2,791,000	2,745,674
4.27%, 1/9/2027	2,243,000	2,225,437
4.95%, 5/28/2027	3,043,000	3,038,679
5.11%, 5/3/2029	4,384,000	4,353,224
5.13%, 11/5/2026	4,458,000	4,473,692
5.30%, 9/6/2029	1,942,161	1,936,917
5.73%, 9/5/2030	871,000	878,255
5.80%, 3/5/2027	3,551,000	3,588,285

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 3/8/2029	$3,409,000	$3,459,896
5.85%, 5/17/2027	2,942,000	2,979,157
5.88%, 11/7/2029	2,271,000	2,310,470
5.92%, 3/20/2028	1,633,000	1,661,169
6.05%, 3/5/2031	1,755,000	1,796,348
6.05%, 11/5/2031	2,221,000	2,268,951
6.13%, 3/8/2034	3,004,000	3,018,720
6.50%, 2/7/2035 (a)	3,674,000	3,773,565
6.53%, 3/19/2032 (a)	1,958,000	2,038,454
6.80%, 5/12/2028	3,004,000	3,119,173
6.80%, 11/7/2028	2,577,000	2,691,316
7.12%, 11/7/2033	2,959,000	3,163,881
7.20%, 6/10/2030 (a)	2,701,000	2,886,721
7.35%, 11/4/2027	2,801,000	2,921,527
7.35%, 3/6/2030	2,073,000	2,218,566
General Motors Co.:
4.20%, 10/1/2027	3,568,000	3,565,788
5.00%, 10/1/2028	1,302,000	1,323,548
5.00%, 4/1/2035 (a)	1,295,000	1,258,714
5.35%, 4/15/2028	1,645,000	1,683,180
5.40%, 10/15/2029 (a)	1,852,000	1,912,968
5.60%, 10/15/2032 (a)	3,598,000	3,734,760
5.63%, 4/15/2030	1,247,000	1,293,226
6.25%, 4/15/2035	1,843,000	1,938,560
6.80%, 10/1/2027	1,927,000	2,011,460
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	1,867,000	1,819,037
2.35%, 1/8/2031	1,477,000	1,308,548
2.40%, 4/10/2028	2,614,000	2,493,861
2.40%, 10/15/2028 (a)	1,772,000	1,676,401
2.70%, 8/20/2027	1,614,000	1,568,695
2.70%, 6/10/2031	1,962,000	1,752,851
3.10%, 1/12/2032	2,122,000	1,911,243
3.60%, 6/21/2030	1,721,000	1,639,820
3.85%, 1/5/2028 (a)	2,458,000	2,437,427
4.00%, 10/6/2026	1,838,000	1,833,791
4.30%, 4/6/2029 (a)	1,733,000	1,719,431
4.35%, 1/17/2027	4,415,000	4,419,636
4.90%, 10/6/2029 (a)	2,015,000	2,036,621
5.00%, 4/9/2027	1,663,000	1,678,449
5.00%, 7/15/2027	4,784,000	4,842,604
5.05%, 4/4/2028	1,221,000	1,240,707
5.35%, 7/15/2027	1,895,000	1,930,399
5.35%, 1/7/2030 (a)	2,338,000	2,394,930
5.40%, 5/8/2027	4,249,000	4,322,720
5.45%, 7/15/2030 (a)	1,553,000	1,600,009
5.45%, 9/6/2034	1,615,000	1,623,446
5.55%, 7/15/2029	4,763,000	4,920,370
5.60%, 6/18/2031	2,025,000	2,095,369
5.63%, 4/4/2032	1,895,000	1,956,474
5.65%, 1/17/2029 (a)	1,341,000	1,386,527
5.75%, 2/8/2031	2,175,000	2,266,045
5.80%, 6/23/2028	6,554,000	6,790,468
5.80%, 1/7/2029 (a)	2,950,000	3,066,200
Security Description	Principal Amount	Value
5.85%, 4/6/2030	$1,928,000	$2,016,553
5.90%, 1/7/2035 (a)	1,996,000	2,057,856
5.95%, 4/4/2034 (a)	2,178,000	2,263,704
6.00%, 1/9/2028 (a)	1,731,000	1,792,831
6.10%, 1/7/2034	1,312,000	1,380,027
6.15%, 7/15/2035 (a)	1,448,000	1,514,420
6.40%, 1/9/2033	1,882,000	2,014,963
Honda Motor Co. Ltd.:
2.97%, 3/10/2032	1,669,000	1,519,758
4.44%, 7/8/2028	1,775,000	1,785,366
4.69%, 7/8/2030	2,291,000	2,310,909
5.34%, 7/8/2035 (a)	2,037,000	2,075,683
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	3,024,000	3,601,251
PACCAR Financial Corp.:
4.00%, 8/8/2028 (a)	700,000	702,149
4.00%, 9/26/2029	1,638,000	1,637,165
4.25%, 6/23/2027	1,149,000	1,156,974
4.45%, 8/6/2027	1,898,000	1,920,036
Series R, 4.50%, 11/25/2026	816,000	822,259
4.55%, 3/3/2028	1,087,000	1,103,544
4.55%, 5/8/2030	1,168,000	1,188,674
Series MTN, 4.95%, 8/10/2028	1,421,000	1,461,356
5.00%, 5/13/2027 (a)	1,603,000	1,631,069
Series MTN, 5.00%, 3/22/2034	1,088,000	1,119,933
Series DMTN, 5.20%, 11/9/2026	1,529,000	1,550,788
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	1,113,000	1,009,101
2.76%, 7/2/2029	1,349,000	1,288,956
3.67%, 7/20/2028 (a)	949,000	946,030
4.19%, 6/30/2027	1,199,000	1,204,647
4.45%, 6/30/2030 (a)	1,012,000	1,022,646
5.05%, 6/30/2035 (a)	1,749,000	1,790,416
5.12%, 7/13/2028 (a)	1,920,000	1,978,618
5.12%, 7/13/2033 (a)	1,267,000	1,321,760
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027 (a)	1,509,000	1,436,674
Series MTN, 1.65%, 1/10/2031	1,201,000	1,051,956
1.90%, 9/12/2031 (a)	1,512,000	1,318,313
Series MTN, 1.90%, 1/13/2027	1,534,000	1,495,895
Series MTN, 1.90%, 4/6/2028	1,631,000	1,552,516
Series MTN, 2.15%, 2/13/2030	993,000	914,732
Series MTN, 2.40%, 1/13/2032	504,000	449,412
Series GMTN, 3.05%, 1/11/2028	1,136,000	1,113,303

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.05%, 3/22/2027	$2,354,000	$2,325,564
Series MTN, 3.20%, 1/11/2027	1,723,000	1,706,942
Series MTN, 3.38%, 4/1/2030 (a)	1,403,000	1,358,483
3.65%, 1/8/2029	1,095,000	1,082,769
4.05%, 9/5/2028	4,903,000	4,916,434
Series MTN, 4.35%, 10/8/2027	1,856,000	1,871,256
Series MTN, 4.45%, 6/29/2029	1,195,000	1,209,316
4.50%, 5/14/2027	779,000	786,229
4.55%, 8/9/2029 (a)	1,969,000	1,998,594
Series MTN, 4.55%, 9/20/2027 (a)	1,958,000	1,981,202
Series MTN, 4.55%, 5/17/2030	933,000	947,517
4.60%, 1/8/2027 (a)	1,857,000	1,872,246
Series MTN, 4.60%, 10/10/2031	1,942,000	1,966,644
4.63%, 1/12/2028 (a)	1,813,000	1,839,361
4.65%, 9/3/2032	3,372,000	3,397,998
Series MTN, 4.65%, 1/5/2029	1,668,000	1,698,091
4.70%, 1/12/2033	1,083,000	1,096,711
4.80%, 5/15/2030	1,730,000	1,771,797
Series MTN, 4.80%, 1/5/2034	1,188,000	1,207,543
4.95%, 1/9/2030	1,161,000	1,195,795
Series B, 5.00%, 3/19/2027	1,624,000	1,649,075
5.05%, 5/16/2029	1,638,000	1,690,367
5.10%, 3/21/2031 (a)	1,909,000	1,980,225
Series MTN, 5.25%, 9/11/2028	1,718,000	1,777,872
5.35%, 1/9/2035 (a)	1,163,000	1,215,440
5.40%, 11/20/2026 (a)	1,822,000	1,850,788
5.45%, 11/10/2027	1,470,000	1,515,158
5.55%, 11/20/2030 (a)	2,238,000	2,369,773
		344,461,455
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	1,947,000	1,789,098
4.35%, 3/15/2029	196,000	196,133
4.65%, 9/13/2029 (a)	1,309,000	1,321,697
5.15%, 9/13/2034	1,056,000	1,050,129
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	2,123,000	2,069,309
4.95%, 8/15/2029	1,077,000	1,099,886
5.40%, 8/15/2034 (a)	1,467,000	1,510,585
Lear Corp.:
2.60%, 1/15/2032	1,564,000	1,378,838
3.80%, 9/15/2027 (a)	1,648,000	1,637,288
4.25%, 5/15/2029	1,296,000	1,289,261
Security Description	Principal Amount	Value
Magna International, Inc.:
2.45%, 6/15/2030 (a)	$1,749,000	$1,611,844
5.05%, 3/14/2029 (a)	921,000	943,463
5.50%, 3/21/2033 (a)	1,965,000	2,041,046
5.88%, 6/1/2035	1,186,000	1,249,344
		19,187,921
BANKS — 26.6%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	1,872,000	1,939,972
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,522,000	1,522,457
Series A, 4.36%, 6/18/2028 (a)	1,018,000	1,028,536
Series MTN, 4.42%, 12/16/2026	1,940,000	1,950,845
4.62%, 12/16/2029	1,423,000	1,452,328
4.75%, 1/18/2027	1,988,000	2,009,530
4.90%, 7/16/2027 (a)	1,551,000	1,577,072
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	510,000	527,085
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,677,000	1,785,871
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	1,762,000	1,822,419
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	4,280,000	4,968,738
Banco Santander SA:
2.75%, 12/3/2030	3,430,000	3,110,976
2.96%, 3/25/2031 (a)	1,830,000	1,694,672
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	1,340,000	1,219,655
3.31%, 6/27/2029 (a)	1,956,000	1,892,352
3.49%, 5/28/2030	1,693,000	1,628,734
3.80%, 2/23/2028	2,277,000	2,255,437
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	2,780,000	2,775,941
4.25%, 4/11/2027	2,025,000	2,027,997
4.38%, 4/12/2028 (a)	2,725,000	2,733,856
5.29%, 8/18/2027 (a)	3,656,000	3,727,036
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	3,033,000	3,094,509
5.44%, 7/15/2031	2,770,000	2,908,084
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	2,122,000	2,198,265
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (c)	2,124,000	2,161,446
5.57%, 1/17/2030 (a)	6,366,000	6,644,003
5.59%, 8/8/2028	2,878,000	2,989,925
6.03%, 1/17/2035	1,839,000	1,976,392
6.35%, 3/14/2034	1,961,000	2,103,937
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,869,000	1,914,903
6.61%, 11/7/2028	2,033,000	2,175,676

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.92%, 8/8/2033	$3,920,000	$4,361,666
6.94%, 11/7/2033	2,974,000	3,407,758
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	5,492,000	4,902,763
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	5,011,000	4,448,465
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	6,079,000	5,757,421
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	7,552,000	6,697,793
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	6,558,000	5,696,213
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	7,310,000	6,764,308
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	3,435,000	3,364,205
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	6,581,000	5,900,130
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	5,684,000	5,267,533
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	3,737,000	3,405,902
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	9,151,000	8,335,554
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	2,771,000	2,628,654
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	7,487,000	6,817,288
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	3,973,000	3,827,469
Series MTN, 3.25%, 10/21/2027 (a)	3,991,000	3,938,758
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	12,429,000	12,232,746
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	3,862,000	3,827,165
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	3,372,000	3,349,610
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	5,911,000	5,883,987
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	4,461,000	4,169,652
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	4,770,000	4,747,963
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	4,927,000	4,890,639
Series L, 4.18%, 11/25/2027	3,942,000	3,944,444
Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/22/2026	$4,051,000	$4,056,995
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	6,118,000	6,136,599
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	3,558,000	3,571,165
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	8,130,000	8,113,577
SOFR + 1.11%, 4.62%, 5/9/2029 (a) (c)	4,408,000	4,461,822
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	5,756,000	5,838,541
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	4,929,000	5,021,222
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	10,312,000	10,541,133
SOFR + 1.00%, 5.16%, 1/24/2031 (a) (c)	4,809,000	4,963,417
SOFR + 1.63%, 5.20%, 4/25/2029 (a) (c)	6,872,000	7,043,319
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	10,217,000	10,569,589
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	7,536,000	7,691,618
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (c)	14,822,000	15,471,945
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	10,317,000	10,778,892
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	6,881,000	7,191,195
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	7,116,000	7,299,237
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	7,806,000	8,128,388
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	5,495,000	5,745,187
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	7,741,000	8,294,249
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	3,508,000	3,656,108
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	3,326,000	3,264,536
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	2,733,000	2,433,846
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	1,881,000	1,847,518
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	2,841,000	2,837,790
SOFR + 1.08%, 4.35%, 9/22/2031 (a) (c)	2,446,000	2,435,066
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	1,575,000	1,596,310
Series H, 4.70%, 9/14/2027 (a)	1,939,000	1,963,334

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	$1,955,000	$1,992,438
5.20%, 2/1/2028 (a)	2,363,000	2,420,704
5.27%, 12/11/2026	2,614,000	2,650,622
5.37%, 6/4/2027 (a)	1,853,000	1,894,878
5.51%, 6/4/2031 (a)	1,523,000	1,604,039
5.72%, 9/25/2028	2,149,000	2,245,426
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (a) (c)	2,223,000	2,259,791
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	1,116,000	1,083,625
Series MTN, 1.65%, 7/14/2028	515,000	485,480
Series MTN, 1.65%, 1/28/2031 (a)	1,536,000	1,348,516
Series MTN, 1.80%, 7/28/2031	573,000	504,326
Series J, 1.90%, 1/25/2029 (a)	492,000	460,025
Series MTN, 2.05%, 1/26/2027 (a)	778,000	759,779
2.50%, 1/26/2032	1,645,000	1,480,418
Series MTN, 3.00%, 10/30/2028 (a)	1,424,000	1,380,896
Series MTN, 3.25%, 5/16/2027	1,703,000	1,687,673
Series MTN, 3.30%, 8/23/2029	927,000	897,141
Series MTN, 3.40%, 1/29/2028	1,900,000	1,879,138
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	1,735,000	1,723,254
Series MTN, 3.85%, 4/28/2028 (a)	1,339,000	1,341,718
Series MTN, 3.85%, 4/26/2029 (a)	1,936,000	1,929,282
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	2,811,000	2,809,651
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	1,556,000	1,531,166
SOFR + 0.68%, 4.44%, 6/9/2028 (c)	12,523,000	12,608,282
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	6,515,000	6,588,033
SOFR + 1.76%, 4.60%, 7/26/2030 (a) (c)	1,392,000	1,414,453
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,426,000	1,431,219
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (c)	3,169,000	3,216,472
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	2,077,000	2,133,889
Security Description	Principal Amount	Value
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	$1,442,000	$1,469,859
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,232,000	1,265,572
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	2,241,000	2,314,236
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	2,354,000	2,424,149
SOFR + 1.25%, 5.23%, 11/20/2035 (c)	1,573,000	1,622,487
SOFR + 1.35%, 5.32%, 6/6/2036 (a) (c)	1,669,000	1,726,764
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	1,818,000	1,904,046
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,653,000	1,711,549
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	2,384,000	2,568,069
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	1,777,000	1,890,906
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (a) (c)	1,600,000	1,782,896
Bank of Nova Scotia:
1.95%, 2/2/2027 (a)	778,000	758,558
2.15%, 8/1/2031 (a)	1,887,000	1,673,127
2.45%, 2/2/2032 (a)	1,194,000	1,060,188
2.95%, 3/11/2027	1,520,000	1,497,747
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (a) (c)	1,591,000	1,515,030
SOFR + 0.76%, 4.04%, 9/15/2028 (a) (c)	4,979,000	4,971,034
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	5,179,000	5,142,540
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	1,652,000	1,660,838
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,932,000	1,870,021
SOFR + 1.44%, 4.74%, 11/10/2032 (a) (c)	1,440,000	1,455,768
4.85%, 2/1/2030	1,726,000	1,765,698
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	3,010,000	3,059,876
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	1,428,000	1,467,798
5.25%, 6/12/2028 (a)	1,777,000	1,833,509
5.35%, 12/7/2026	2,282,000	2,315,637
Series GMTN, 5.40%, 6/4/2027	1,369,000	1,399,953
Series GMTN, 5.45%, 8/1/2029	1,656,000	1,727,920
5.65%, 2/1/2034	1,114,000	1,185,363
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	1,293,000	1,200,214
BankUnited, Inc. 5.13%, 6/11/2030	2,260,000	2,258,011

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	$3,439,000	$3,362,207
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	1,564,000	1,439,349
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	4,818,000	4,357,399
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	2,044,000	1,840,704
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (c)	6,060,000	5,671,251
4.34%, 1/10/2028	2,973,000	2,973,208
SOFR + 1.08%, 4.48%, 11/11/2029 (a) (c)	7,587,000	7,600,050
4.84%, 5/9/2028	4,039,000	4,060,811
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (c)	1,767,000	1,784,864
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	2,839,000	2,881,131
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	3,805,000	3,861,314
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (a) (c)	2,536,000	2,567,548
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	2,132,000	2,170,120
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	3,858,000	3,914,983
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	2,650,000	2,732,017
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	4,594,000	4,692,495
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	1,782,000	1,816,357
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	3,903,000	4,054,475
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	1,436,000	1,508,346
SOFR + 1.59%, 5.79%, 2/25/2036 (a) (c)	4,814,000	5,021,772
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	3,585,000	3,854,879
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	1,690,000	1,788,983
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	2,886,000	3,192,205
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	2,687,000	3,005,705
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	2,500,000	2,651,125
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	5,593,000	6,418,023
BPCE SA 3.38%, 12/2/2026	1,845,000	1,830,406
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	$1,729,000	$1,715,981
3.60%, 4/7/2032 (a)	1,644,000	1,559,975
SOFR + 0.60%, 4.24%, 9/8/2028 (a) (c)	3,307,000	3,313,052
SOFR + 1.17%, 4.58%, 9/8/2031 (a) (c)	5,058,000	5,076,613
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (c)	1,540,000	1,557,926
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	1,743,000	1,757,606
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	2,165,000	2,198,471
5.00%, 4/28/2028 (a)	2,016,000	2,062,570
5.24%, 6/28/2027	2,888,000	2,945,442
SOFR + 1.11%, 5.25%, 1/13/2031 (a) (c)	1,522,000	1,570,521
5.93%, 10/2/2026 (a)	1,692,000	1,723,471
5.99%, 10/3/2028	1,402,000	1,475,423
6.09%, 10/3/2033 (a)	2,376,000	2,585,017
Capital One NA:
2.70%, 2/6/2030	1,925,000	1,803,436
4.65%, 9/13/2028	1,824,000	1,845,523
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (c)	615,000	637,023
Citibank NA:
4.58%, 5/29/2027	5,481,000	5,531,206
4.84%, 8/6/2029 (a)	2,497,000	2,557,153
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	4,464,000	4,498,328
4.91%, 5/29/2030	5,085,000	5,222,193
5.57%, 4/30/2034	3,834,000	4,063,197
5.80%, 9/29/2028 (a)	500,000	524,470
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	3,081,000	2,735,219
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	6,223,000	5,608,852
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	11,458,000	10,539,641
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	4,532,000	4,212,403
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	3,969,000	3,758,048
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	5,925,000	5,397,438
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	4,066,000	4,003,790
3.20%, 10/21/2026	5,527,000	5,479,744
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	4,390,000	4,331,262
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	4,924,000	4,879,487

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	$6,203,000	$5,891,609
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	6,354,000	6,329,918
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	4,683,000	4,626,898
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	3,888,000	3,876,180
4.13%, 7/25/2028 (a)	3,944,000	3,938,202
4.30%, 11/20/2026	1,193,000	1,194,524
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	8,051,000	8,035,462
4.45%, 9/29/2027 (a)	7,648,000	7,678,745
SOFR + 1.17%, 4.50%, 9/11/2031 (c)	5,717,000	5,719,573
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	6,186,000	6,214,765
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	20,418,000	20,554,392
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (c)	2,032,000	2,047,138
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	4,137,000	4,189,995
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,854,000	4,903,705
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	4,606,000	4,692,224
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	5,993,000	6,149,957
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	21,214,000	21,425,716
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (c)	4,511,000	4,613,715
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,955,000	1,964,482
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	3,686,000	3,821,313
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (a) (c)	2,254,000	2,308,907
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	5,017,000	5,207,947
5.88%, 2/22/2033	1,723,000	1,837,080
6.00%, 10/31/2033	1,810,000	1,945,062
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	6,228,000	6,530,619
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	6,374,000	6,784,804
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	5,531,000	6,034,044
6.63%, 1/15/2028	1,333,000	1,410,127
6.63%, 6/15/2032 (a)	1,743,000	1,931,645
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	1,900,000	1,910,317
Security Description	Principal Amount	Value
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	$1,454,000	$1,334,438
2.64%, 9/30/2032	1,789,000	1,527,645
3.25%, 4/30/2030	701,000	663,041
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	1,798,000	1,842,429
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	1,703,000	1,722,738
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	2,070,000	2,162,322
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	2,057,000	2,143,949
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	1,374,000	1,510,768
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	1,813,000	1,810,897
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,637,000	1,616,259
SOFR + 2.16%, 5.98%, 1/30/2030 (a) (c)	1,596,000	1,660,462
Commonwealth Bank of Australia:
Series MTN, 4.15%, 10/1/2030 (d)	1,905,000	1,904,524
4.42%, 3/14/2028 (a)	1,553,000	1,570,564
4.58%, 11/27/2026	2,329,000	2,345,280
Cooperatieve Rabobank UA:
4.37%, 5/27/2027	1,719,000	1,732,529
4.49%, 10/17/2029 (a)	1,139,000	1,159,491
4.80%, 1/9/2029 (a)	1,635,000	1,671,035
4.88%, 1/21/2028	717,000	732,860
5.04%, 3/5/2027 (a)	1,581,000	1,605,553
5.50%, 10/5/2026	550,000	558,432
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b) (c)	1,574,000	1,615,506
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	3,584,000	3,506,156
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	2,944,000	2,879,320
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,569,500	1,433,267
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	3,027,000	2,869,414
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	2,432,000	2,278,833
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	5,178,000	4,774,168
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	1,767,000	1,765,516
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	10,741,000	10,837,239
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	2,262,000	2,295,070

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	$2,631,000	$2,693,407
5.37%, 9/9/2027 (a)	1,476,000	1,513,594
SOFR + 1.21%, 5.37%, 1/10/2029 (a) (c)	2,070,000	2,114,194
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	2,233,000	2,275,226
5.41%, 5/10/2029	1,922,000	2,000,283
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (c)	1,285,000	1,329,024
SOFR + 3.18%, 6.72%, 1/18/2029 (a) (c)	2,613,000	2,743,519
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,932,000	3,135,979
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	2,819,000	3,097,884
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	1,518,000	1,475,450
2.55%, 5/5/2027	1,844,000	1,800,611
3.95%, 3/14/2028	1,546,000	1,538,857
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,520,000	1,514,938
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	1,973,000	1,923,182
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	1,225,000	1,238,377
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (c)	1,772,000	1,800,423
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	1,473,000	1,543,733
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	2,030,000	2,138,706
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	1,238,000	1,290,367
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	1,700,000	1,658,163
SOFR + 0.81%, 4.97%, 1/28/2028 (c)	1,733,000	1,750,434
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	500,000	507,225
5 yr. CMT + 1.85%, 5.60%, 9/5/2035 (c)	500,000	499,060
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (c)	1,859,000	1,884,394
First Horizon Bank 5.75%, 5/1/2030 (a)	1,170,000	1,207,370
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	1,150,000	1,183,603
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,639,000	1,700,938
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	1,865,000	1,897,936
Security Description	Principal Amount	Value
Goldman Sachs Capital I 6.35%, 2/15/2034	$1,712,000	$1,831,104
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	17,001,000	16,603,517
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	7,617,000	6,719,717
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	9,081,000	8,100,070
2.60%, 2/7/2030	4,007,000	3,753,277
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	7,352,000	6,664,441
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	12,504,000	12,242,416
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	5,745,000	5,166,766
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	8,158,000	7,483,089
3.50%, 11/16/2026	5,451,000	5,415,787
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	5,559,000	5,516,251
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	4,985,000	4,948,759
3.80%, 3/15/2030 (a)	4,889,000	4,809,798
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	4,792,000	4,750,118
3.85%, 1/26/2027	5,849,000	5,833,851
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	6,801,000	6,808,481
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	1,677,000	1,687,297
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	4,149,000	4,202,564
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	4,672,000	4,726,943
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	7,292,000	7,341,440
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	5,096,000	5,224,623
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	3,856,000	3,979,778
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	9,892,000	10,229,020
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	6,059,000	6,236,468
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	6,289,000	6,569,930
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	5,153,000	5,390,862
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	4,645,000	4,946,321
5.95%, 1/15/2027 (a)	1,683,000	1,724,469
6.13%, 2/15/2033 (a)	1,931,000	2,126,881

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	$5,553,000	$5,909,614
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	1,997,000	2,236,101
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	267,273
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (a) (c)	3,964,000	3,797,750
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	3,721,000	3,511,694
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	1,603,000	1,566,339
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	2,219,000	2,008,128
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	5,617,000	5,088,328
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	3,025,000	2,813,008
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	3,239,000	2,917,853
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	5,722,000	5,636,513
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	5,919,000	5,901,421
4.38%, 11/23/2026 (a)	732,000	732,739
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	6,118,000	6,159,725
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	4,385,000	4,422,755
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	3,862,000	3,845,586
SOFR + 1.03%, 4.90%, 3/3/2029 (a) (c)	2,457,000	2,491,693
4.95%, 3/31/2030	4,815,000	4,938,216
SOFR + 1.04%, 5.13%, 11/19/2028 (a) (c)	2,655,000	2,701,808
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	3,558,000	3,643,321
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	4,181,000	4,251,533
SOFR + 1.57%, 5.24%, 5/13/2031 (a) (c)	4,385,000	4,510,367
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	4,061,000	4,190,790
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	5,075,000	5,264,805
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	4,274,000	4,415,598
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	2,619,000	2,716,270
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	3,640,000	3,715,858
Security Description	Principal Amount	Value
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	$2,282,000	$2,406,072
SOFR + 1.52%, 5.73%, 5/17/2032 (a) (c)	2,642,000	2,777,429
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	6,984,000	7,112,645
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	9,522,000	10,035,902
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (c)	3,515,000	3,635,424
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	3,822,000	3,983,862
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	4,075,000	4,436,045
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	3,573,000	3,853,838
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	11,191,000	11,888,199
SOFR + 3.02%, 7.40%, 11/13/2034 (a) (c)	3,961,000	4,510,272
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	3,876,000	4,547,129
HSBC USA, Inc.:
4.65%, 6/3/2028	1,704,000	1,727,413
5.29%, 3/4/2027	1,632,000	1,660,495
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	2,497,000	2,136,159
2.55%, 2/4/2030 (a)	38,000	35,178
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	1,434,000	1,440,611
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,608,000	1,617,728
SOFR + 1.28%, 5.27%, 1/15/2031 (a) (c)	1,658,000	1,708,569
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	2,519,000	2,623,916
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	2,087,000	2,171,461
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	2,546,000	2,678,901
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	1,603,000	1,612,778
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	1,932,000	1,953,233
5.65%, 1/10/2030 (a)	1,211,000	1,267,045
Independent Bank Corp. 3 mo. USD Term SOFR + 3.53%, 7.25%, 4/1/2035 (c)	860,000	892,388
ING Groep NV:
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	855,000	781,846
3.95%, 3/29/2027	2,910,000	2,899,437
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	2,555,000	2,547,923
4.05%, 4/9/2029	1,055,000	1,047,182

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	$1,501,000	$1,468,233
4.55%, 10/2/2028	2,362,000	2,385,195
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	3,867,000	3,918,238
SOFR + 1.23%, 5.07%, 3/25/2031 (a) (c)	1,495,000	1,531,568
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	2,475,000	2,553,334
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	1,852,000	1,922,691
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,760,000	2,867,806
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	2,684,000	2,899,981
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	1,882,000	1,661,016
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	5,918,000	5,231,512
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	3,938,000	3,734,681
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	3,627,000	3,516,050
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	5,476,000	5,079,045
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	6,024,000	5,404,673
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	7,060,000	6,416,763
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	6,633,000	6,264,471
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	7,223,000	7,108,371
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	5,558,000	5,211,903
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	7,087,000	6,479,148
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (c)	4,339,000	4,280,207
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (a) (c)	4,469,000	4,428,913
3.63%, 12/1/2027	2,094,000	2,077,332
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	4,760,000	4,677,985
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	9,791,000	9,747,430
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	3,954,000	3,941,940
Security Description	Principal Amount	Value
4.13%, 12/15/2026	$3,645,000	$3,648,317
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	4,660,000	4,668,761
4.25%, 10/1/2027	2,375,000	2,390,556
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	5,462,000	5,475,655
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,800,000	4,836,672
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	5,407,000	5,457,393
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	3,733,000	3,763,424
SOFR + 1.75%, 4.57%, 6/14/2030 (a) (c)	3,636,000	3,677,705
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	5,011,000	5,021,072
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	11,177,000	11,302,741
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	9,040,000	9,157,882
SOFR + 2.08%, 4.91%, 7/25/2033 (a) (c)	9,054,000	9,233,722
SOFR + 0.80%, 4.92%, 1/24/2029 (a) (c)	3,905,000	3,975,134
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	6,039,000	6,090,150
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	3,982,000	4,042,686
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	5,048,000	5,177,835
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	5,964,000	6,108,329
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	4,502,000	4,553,098
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (c)	4,746,000	4,905,228
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	4,458,000	4,603,732
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	7,020,000	7,253,275
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	4,801,000	4,944,406
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	5,830,000	6,051,773
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	9,111,000	9,490,109
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	12,105,000	12,667,156
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	4,922,000	5,030,235
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	5,038,000	5,261,486
SOFR + 1.64%, 5.58%, 7/23/2036 (a) (c)	28,479,000	29,546,393

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	$7,058,000	$7,468,634
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	6,018,000	6,412,721
SOFR + 1.33%, 6.07%, 10/22/2027 (a) (c)	4,040,000	4,120,881
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	4,199,000	4,429,945
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	5,930,000	6,528,456
7.63%, 10/15/2026	1,840,000	1,910,730
8.00%, 4/29/2027	1,914,000	2,030,237
8.75%, 9/1/2030	1,803,000	2,145,029
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,489,000	4,546,549
KeyBank NA:
3.90%, 4/13/2029	1,691,000	1,654,373
4.39%, 12/14/2027	778,000	781,688
4.90%, 8/8/2032	1,211,000	1,201,542
5.00%, 1/26/2033	1,793,000	1,803,991
5.85%, 11/15/2027	1,668,000	1,720,809
6.95%, 2/1/2028	1,394,000	1,469,011
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	2,709,000	2,632,389
Series MTN, 2.55%, 10/1/2029 (a)	1,043,000	976,822
Series MTN, 4.10%, 4/30/2028	903,000	901,745
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a) (c)	1,797,000	1,791,537
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	1,400,000	1,437,520
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (c)	2,310,000	2,506,396
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	3,158,000	3,116,504
3.75%, 1/11/2027	2,732,000	2,722,001
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,672,000	1,660,630
4.38%, 3/22/2028	2,602,000	2,613,345
4.55%, 8/16/2028	2,793,000	2,821,768
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	2,380,000	2,412,868
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	1,989,000	2,016,229
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (a) (c)	2,109,000	2,146,182
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	2,800,000	2,842,392
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	1,888,000	1,960,537
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	4,887,000	5,124,557
Security Description	Principal Amount	Value
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	$2,757,000	$2,881,727
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	1,044,000	1,082,837
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	6,110,000	6,423,565
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,515,000	1,764,884
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	1,557,000	1,566,560
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (a) (c)	463,000	468,496
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (c)	1,931,000	1,935,712
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a) (c)	1,242,000	1,259,251
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (c)	4,090,000	4,121,043
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	1,981,000	2,105,308
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	1,831,000	1,988,631
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,720,000	1,693,822
4.70%, 1/27/2028	2,132,000	2,160,100
SOFR + 0.95%, 4.76%, 7/6/2028 (a) (c)	1,964,000	1,982,344
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	2,239,000	2,180,181
2.05%, 7/17/2030	2,457,000	2,218,597
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	3,654,000	3,239,308
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	2,254,000	2,201,166
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	1,406,000	1,252,212
2.56%, 2/25/2030 (a)	2,245,000	2,087,872
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,679,000	1,517,682
3.20%, 7/18/2029	2,380,000	2,292,511
3.29%, 7/25/2027	1,894,000	1,871,367
3.68%, 2/22/2027	1,702,000	1,695,124
3.74%, 3/7/2029 (a)	2,968,000	2,930,900
3.96%, 3/2/2028	2,158,000	2,154,849
4.05%, 9/11/2028 (a)	1,535,000	1,536,781
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	1,898,000	1,896,140
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (a) (c)	878,000	861,906
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	6,566,000	6,592,067
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	3,702,000	3,757,937

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (c)	$2,464,000	$2,531,316
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (a) (c)	1,829,000	1,883,943
5 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	3,842,000	3,904,164
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	1,956,000	2,017,477
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	1,692,000	1,734,605
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (a) (c)	1,624,000	1,674,149
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	2,040,000	2,085,941
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	1,595,000	1,669,327
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	1,812,000	1,862,935
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	2,909,000	3,026,524
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	2,165,000	2,265,304
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	1,192,000	1,250,420
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (c)	1,527,000	1,592,172
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,630,000	1,705,436
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	3,014,000	3,163,856
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	1,601,000	1,425,258
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (a) (c)	1,062,000	935,548
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,816,000	1,637,669
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	1,418,000	1,250,364
2.56%, 9/13/2031	1,957,000	1,732,415
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (a) (c)	2,486,000	2,291,893
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,302,000	1,230,755
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	1,013,000	970,738
3.17%, 9/11/2027 (a)	1,859,000	1,829,423
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (c)	753,000	725,147
3.66%, 2/28/2027	1,334,000	1,326,636
4.02%, 3/5/2028	1,849,000	1,849,610
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (c)	$1,987,000	$1,988,113
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (a) (c)	2,294,000	2,321,459
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	1,795,000	1,842,729
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	1,661,000	1,705,515
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (c)	1,156,000	1,196,587
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	1,404,000	1,450,992
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	1,922,000	1,967,705
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a) (c)	1,419,000	1,468,708
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (c)	813,000	850,309
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	1,595,000	1,668,817
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	1,829,000	1,894,442
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	1,373,000	1,451,220
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (c)	1,073,000	1,130,191
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	1,836,000	1,948,510
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,591,000	1,689,244
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	2,472,000	2,572,512
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	5,576,000	4,860,990
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	5,078,000	4,430,707
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	7,056,000	6,230,236
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	7,157,000	7,004,556
SOFR + 1.36%, 2.48%, 9/16/2036 (a) (c)	6,431,000	5,589,053
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	4,250,000	3,788,960
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	11,357,000	10,611,413
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	9,120,000	8,297,285
3.59%, 7/22/2028 (c)	6,927,000	6,853,989
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	5,492,000	5,328,997
3.63%, 1/20/2027	4,905,000	4,888,078

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	$6,095,000	$6,042,583
3.95%, 4/23/2027 (a)	3,730,000	3,721,980
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	8,151,000	8,158,662
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	5,781,000	5,808,633
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	5,016,000	5,070,574
SOFR + 2.08%, 4.89%, 7/20/2033 (a) (c)	3,943,000	3,998,675
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	4,058,000	4,137,131
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	4,019,000	4,117,827
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	4,507,000	4,602,729
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	5,796,000	5,931,163
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	6,699,000	6,882,687
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	9,193,000	9,493,151
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	4,595,000	4,742,867
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	6,204,000	6,394,897
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	5,018,000	5,092,768
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	4,949,000	5,100,439
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	4,845,000	5,047,230
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	4,160,000	4,297,696
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	4,834,000	5,033,934
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	6,063,000	6,348,507
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	2,563,000	2,620,591
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	5,872,000	6,133,363
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	5,969,000	6,298,310
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	5,709,000	6,083,967
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (c)	2,685,000	2,812,994
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	3,679,000	3,854,304
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	4,756,000	4,954,278
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	4,880,000	5,361,363
Security Description	Principal Amount	Value
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	$3,557,000	$3,778,672
SOFR + 2.05%, 6.63%, 11/1/2034 (a) (c)	3,984,000	4,456,463
7.25%, 4/1/2032 (a)	3,095,000	3,581,194
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	18,037,000	18,079,748
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,754,000	2,781,182
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	3,245,000	3,293,123
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	4,165,000	4,240,845
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	6,644,000	6,790,301
Morgan Stanley Private Bank NA:
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	3,964,000	3,986,674
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	14,420,000	14,638,607
National Australia Bank Ltd.:
3.91%, 6/9/2027 (a)	2,043,000	2,042,796
4.31%, 6/13/2028	4,203,000	4,240,701
4.50%, 10/26/2027 (a)	1,957,000	1,978,175
4.53%, 6/13/2030 (a)	2,180,000	2,215,948
4.79%, 1/10/2029	1,274,000	1,303,327
4.90%, 6/13/2028	1,316,000	1,347,637
4.90%, 1/14/2030	1,137,000	1,172,167
4.94%, 1/12/2028	2,176,000	2,222,653
5.09%, 6/11/2027 (a)	1,436,000	1,463,385
National Bank of Canada:
4.50%, 10/10/2029 (a)	35,000	35,311
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (c)	1,216,000	1,229,619
5.60%, 12/18/2028	1,890,000	1,971,100
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	2,737,000	2,502,740
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (c)	2,225,000	2,185,706
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	2,384,000	2,388,458
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	3,768,250	3,825,640
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	2,520,000	2,566,897
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	3,170,000	3,237,679
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	3,295,000	3,378,957
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	1,859,000	1,904,583

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	$1,849,000	$1,883,114
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	3,027,000	3,192,365
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	2,076,000	2,165,745
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	1,619,000	1,736,151
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,427,000	1,501,061
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,637,000	1,491,995
3.15%, 5/3/2029	3,000	2,912
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,821,000	1,785,691
3.65%, 8/3/2028	1,774,000	1,762,824
4.00%, 5/10/2027	1,794,000	1,797,086
6.13%, 11/2/2032	1,956,000	2,138,827
PNC Bank NA:
2.70%, 10/22/2029	1,629,000	1,532,286
3.10%, 10/25/2027	1,319,000	1,296,986
3.25%, 1/22/2028	1,503,000	1,479,162
4.05%, 7/26/2028	2,469,000	2,463,272
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	1,569,000	1,576,610
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	3,104,000	2,769,730
2.55%, 1/22/2030 (a)	4,065,000	3,800,653
3.15%, 5/19/2027	2,252,000	2,221,958
3.45%, 4/23/2029	2,864,000	2,804,314
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	1,244,000	1,235,006
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	3,012,000	3,054,319
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	5,488,000	5,601,986
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (c)	2,618,000	2,672,036
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (c)	1,600,000	1,652,672
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	1,605,000	1,628,674
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (c)	1,788,000	1,833,308
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	4,547,000	4,681,500
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (c)	2,764,000	2,860,436
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	3,370,000	3,507,125
SOFR + 1.39%, 5.58%, 1/29/2036 (c)	4,275,000	4,462,202
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	4,826,000	4,998,723
Security Description	Principal Amount	Value
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	$3,028,000	$3,193,208
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,733,000	1,858,937
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	2,841,000	3,063,251
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	2,124,000	2,175,762
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	4,512,000	5,112,231
Regions Financial Corp.:
1.80%, 8/12/2028	1,677,000	1,571,315
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	1,239,000	1,272,565
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	1,705,000	1,776,474
Royal Bank of Canada:
Series GMTN, 1.40%, 11/2/2026	1,613,000	1,569,626
2.05%, 1/21/2027 (a)	923,000	901,143
Series GMTN, 2.30%, 11/3/2031	2,912,000	2,602,804
3.63%, 5/4/2027 (a)	2,791,000	2,780,171
3.88%, 5/4/2032 (a)	1,401,000	1,358,536
Series GMTN, 4.24%, 8/3/2027 (a)	2,148,000	2,160,759
SOFR + 0.89%, 4.50%, 8/6/2029 (a) (c)	2,003,000	2,018,443
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (a) (c)	1,860,000	1,866,770
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	2,022,000	2,039,369
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	3,252,000	3,291,024
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	1,721,000	1,743,614
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	1,640,000	1,655,793
Series GMTN, 4.88%, 1/19/2027	1,954,000	1,977,057
Series GMTN, 4.90%, 1/12/2028	1,971,000	2,010,538
Series GMTN, 4.95%, 2/1/2029 (a)	1,733,000	1,781,368
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	9,481,000	9,643,220
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (c)	2,022,000	2,069,335
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	1,529,000	1,565,237

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.00%, 2/1/2033 (a)	$3,475,000	$3,587,277
Series GMTN, 5.00%, 5/2/2033	1,936,000	1,993,364
Series GMTN, 5.15%, 2/1/2034 (a)	2,453,000	2,557,056
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	3,556,000	3,663,640
Series GMTN, 5.20%, 8/1/2028	1,863,000	1,921,461
Series MTN, 6.00%, 11/1/2027	2,549,000	2,650,654
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	1,892,000	1,846,365
3.24%, 10/5/2026	1,475,000	1,460,825
4.40%, 7/13/2027	1,174,000	1,177,440
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	1,905,000	1,944,052
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	1,178,000	1,201,053
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	3,281,000	3,388,387
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,858,000	1,935,794
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (c)	3,285,000	3,500,857
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	2,135,000	2,227,595
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	2,003,000	2,099,124
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	1,579,000	1,768,291
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	2,425,000	2,368,934
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	1,797,000	1,642,188
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	2,204,000	2,181,696
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	2,443,000	2,436,550
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	1,799,000	1,819,383
SOFR + 1.58%, 5.14%, 9/22/2036 (a) (c)	2,386,000	2,363,214
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	2,216,000	2,312,352
SOFR + 2.60%, 6.53%, 1/10/2029 (a) (c)	2,507,000	2,624,453
Southstate Bank Corp. SOFR + 3.19%, 7.00%, 6/13/2035 (c)	977,000	1,015,455
Security Description	Principal Amount	Value
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	$1,937,000	$1,972,350
Sumitomo Mitsui Financial Group, Inc.:
1.71%, 1/12/2031	1,453,000	1,266,900
1.90%, 9/17/2028	4,560,000	4,282,934
2.13%, 7/8/2030	2,328,000	2,106,770
2.14%, 9/23/2030	570,000	511,187
2.17%, 1/14/2027	1,519,000	1,483,364
2.22%, 9/17/2031	1,574,000	1,390,487
2.47%, 1/14/2029	1,331,000	1,262,028
2.72%, 9/27/2029	1,156,000	1,090,883
2.75%, 1/15/2030 (a)	14,000	13,129
3.01%, 10/19/2026	2,373,000	2,348,416
3.04%, 7/16/2029	4,790,000	4,581,252
3.35%, 10/18/2027	1,648,000	1,627,004
3.36%, 7/12/2027 (a)	2,927,000	2,897,671
3.45%, 1/11/2027 (a)	2,031,000	2,016,438
3.54%, 1/17/2028	1,190,000	1,176,529
3.94%, 7/19/2028 (a)	781,000	778,477
4.31%, 10/16/2028 (a)	953,000	959,442
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	6,392,000	6,463,015
SOFR + 1.38%, 4.95%, 7/8/2033 (c)	1,268,000	1,289,467
5.24%, 4/15/2030	949,000	983,430
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	2,387,000	2,443,882
5.32%, 7/9/2029	1,181,000	1,223,717
5.42%, 7/9/2031	1,467,000	1,536,198
5.45%, 1/15/2032	1,869,000	1,954,656
5.52%, 1/13/2028	3,865,000	3,986,322
5.56%, 7/9/2034	2,214,000	2,336,124
5.63%, 1/15/2035 (a)	3,154,000	3,347,214
5.71%, 1/13/2030	2,421,000	2,552,533
5.72%, 9/14/2028	2,241,000	2,340,231
5.77%, 1/13/2033 (a)	3,421,000	3,656,570
5.78%, 7/13/2033	1,381,000	1,476,607
5.80%, 7/13/2028 (a)	1,877,000	1,960,564
5.81%, 9/14/2033 (a)	1,549,000	1,662,728
5.85%, 7/13/2030	1,171,000	1,245,710
Synchrony Bank 5.63%, 8/23/2027	1,439,000	1,470,385
Synovus Bank 5.63%, 2/15/2028	1,447,000	1,476,085
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (a) (c)	1,272,000	1,320,972
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	1,254,000	1,223,754
Series MTN, 2.00%, 9/10/2031 (a)	1,864,000	1,654,356
Series GMTN, 2.45%, 1/12/2032	1,906,000	1,695,425

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.80%, 3/10/2027	$8,315,000	$8,177,220
Series MTN, 3.20%, 3/10/2032	2,663,000	2,471,504
4.11%, 6/8/2027	2,298,000	2,301,723
4.46%, 6/8/2032 (a)	4,075,000	4,072,881
4.57%, 12/17/2026	2,752,000	2,767,604
Series MTN, 4.57%, 6/2/2028	1,619,000	1,639,788
Series MTN, 4.69%, 9/15/2027	2,933,000	2,971,070
4.78%, 12/17/2029 (a)	1,605,000	1,641,498
Series MTN, 4.81%, 6/3/2030 (a)	1,304,000	1,332,532
4.86%, 1/31/2028	2,290,000	2,330,327
Series GMTN, 4.98%, 4/5/2027	1,833,000	1,859,139
Series GMTN, 4.99%, 4/5/2029	1,498,000	1,537,038
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	2,474,000	2,512,025
5.16%, 1/10/2028 (a)	2,365,000	2,421,050
5.26%, 12/11/2026	1,880,000	1,905,606
5.30%, 1/30/2032 (a)	1,580,000	1,650,105
Series MTN, 5.52%, 7/17/2028	2,516,000	2,611,080
Truist Bank:
2.25%, 3/11/2030	2,106,000	1,919,556
3.80%, 10/30/2026	1,847,000	1,841,293
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	2,951,000	2,963,689
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	2,505,000	2,376,669
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (c)	1,756,000	1,654,363
Series MTN, 3.88%, 3/19/2029	6,974,000	6,868,902
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	1,880,000	1,880,733
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,884,000	2,926,308
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (a) (c)	1,655,000	1,651,160
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a) (c)	2,176,000	2,230,204
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,640,000	2,676,749
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (a) (c)	1,882,000	1,938,159
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	2,533,000	2,621,275
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (a) (c)	3,848,000	4,037,168
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (a) (c)	2,914,000	3,087,500
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	$1,705,000	$1,836,063
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	3,327,000	3,604,006
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	1,946,000	1,707,304
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	2,009,000	1,957,288
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	4,009,000	3,458,404
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	1,580,000	1,412,836
Series DMTN, 3.00%, 7/30/2029	1,676,000	1,604,200
Series X, 3.15%, 4/27/2027	3,316,750	3,275,788
Series MTN, 3.90%, 4/26/2028	1,921,000	1,917,869
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (a) (c)	3,494,000	3,519,366
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	2,798,000	2,828,274
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	3,802,000	3,817,778
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	2,537,000	2,548,721
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	4,307,000	4,415,666
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	2,495,000	2,564,037
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	2,289,000	2,353,618
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	2,825,000	2,921,050
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	2,032,000	2,101,840
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	3,662,000	3,856,525
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	4,493,000	4,676,674
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (c)	3,123,000	3,326,370
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	2,995,000	3,193,029
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	1,825,000	1,873,874
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (c)	3,494,000	3,505,635
SOFR + 0.91%, 4.73%, 5/15/2028 (c)	2,535,000	2,558,094
UBS AG:
SOFR + 0.72%, 4.86%, 1/10/2028 (c)	2,095,000	2,113,143
5.00%, 7/9/2027	2,631,000	2,673,912
5.65%, 9/11/2028	6,082,000	6,356,663
7.50%, 2/15/2028	7,175,000	7,723,026

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wachovia Corp. 5.50%, 8/1/2035	$1,327,000	$1,366,292
Webster Financial Corp.:
4.10%, 3/25/2029	1,266,000	1,239,401
5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (a) (c)	1,133,000	1,133,431
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	6,749,000	6,560,500
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	5,673,000	5,272,146
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	6,180,000	5,848,567
3.00%, 10/23/2026	6,829,000	6,758,934
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	7,997,000	7,442,648
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	7,756,000	7,687,127
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	5,223,000	5,174,896
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	5,489,000	5,466,221
Series MTN, 4.15%, 1/24/2029	7,579,000	7,574,983
Series GMTN, 4.30%, 7/22/2027	6,021,000	6,042,435
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	4,748,000	4,773,544
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	5,621,000	5,688,564
SOFR + 1.34%, 4.89%, 9/15/2036 (a) (c)	7,965,000	7,946,919
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	8,564,000	8,699,482
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	4,692,000	4,735,166
SOFR + 1.37%, 4.97%, 4/23/2029 (a) (c)	7,953,000	8,103,868
SOFR + 1.50%, 5.15%, 4/23/2031 (a) (c)	8,383,000	8,647,232
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	5,353,000	5,514,554
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	4,145,000	4,235,444
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	5,914,000	6,118,329
5.38%, 2/7/2035 (a)	1,424,000	1,510,480
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	12,316,000	12,796,570
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,865,000	6,116,022
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	8,497,000	8,924,994
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	$8,489,000	$8,797,151
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	5,723,000	6,004,343
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	9,076,000	9,290,194
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	5,222,000	5,531,978
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	6,360,000	7,069,076
Series B, 7.95%, 11/15/2029	1,118,000	1,254,061
Wells Fargo Bank NA 5.25%, 12/11/2026 (a)	9,638,000	9,778,715
Westpac Banking Corp.:
1.95%, 11/20/2028	2,263,000	2,130,705
2.15%, 6/3/2031	1,520,000	1,366,662
2.65%, 1/16/2030	1,184,000	1,117,660
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	2,917,250	2,619,049
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	3,648,000	3,254,673
3.35%, 3/8/2027	1,925,000	1,912,411
3.40%, 1/25/2028	1,813,000	1,793,256
4.04%, 8/26/2027	1,454,000	1,458,595
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	2,174,000	2,128,172
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	4,073,000	4,061,921
4.35%, 7/1/2030 (a)	2,145,000	2,164,305
Series GMTN, 4.60%, 10/20/2026	1,166,000	1,173,649
5.05%, 4/16/2029 (a)	1,165,000	1,204,330
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (c)	1,680,000	1,729,862
5.46%, 11/18/2027	1,953,000	2,015,340
5.54%, 11/17/2028	1,577,000	1,650,472
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (a) (c)	3,640,000	3,752,039
6.82%, 11/17/2033	1,949,000	2,181,106
Wintrust Financial Corp. 4.85%, 6/6/2029	2,024,000	1,996,797
Zions Bancorp NA:
3.25%, 10/29/2029 (a)	1,029,000	966,118
SOFR + 1.16%, 4.70%, 8/18/2028 (c)	1,036,000	1,039,398
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	1,580,000	1,683,537
		2,884,100,571
BEVERAGES — 1.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,855,000	2,779,028
4.75%, 1/23/2029	10,483,000	10,697,273

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 1/23/2031 (a)	$1,651,000	$1,706,490
5.00%, 6/15/2034 (a)	1,041,000	1,073,573
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,901,000	1,922,995
Coca-Cola Co.:
1.00%, 3/15/2028	1,977,000	1,852,508
1.38%, 3/15/2031 (a)	2,152,000	1,871,680
1.45%, 6/1/2027	2,419,000	2,329,545
1.50%, 3/5/2028 (a)	633,000	599,780
1.65%, 6/1/2030 (a)	2,187,000	1,965,960
2.00%, 3/5/2031 (a)	1,647,000	1,480,538
2.13%, 9/6/2029 (a)	1,714,000	1,604,818
2.25%, 1/5/2032 (a)	3,720,000	3,329,065
2.90%, 5/25/2027	1,294,000	1,275,185
3.45%, 3/25/2030	2,709,000	2,642,738
4.65%, 8/14/2034 (a)	555,000	564,230
5.00%, 5/13/2034 (a)	1,764,000	1,834,154
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,766,000	1,826,115
5.45%, 6/1/2034	1,432,000	1,497,700
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	1,879,000	1,566,353
2.75%, 1/22/2030	2,337,000	2,194,887
5.10%, 5/6/2035	145,000	146,045
Constellation Brands, Inc.:
2.25%, 8/1/2031 (a)	1,921,000	1,693,400
2.88%, 5/1/2030	1,888,000	1,766,281
3.15%, 8/1/2029	1,835,000	1,760,829
3.50%, 5/9/2027	1,896,000	1,877,571
3.60%, 2/15/2028	1,925,000	1,899,186
3.70%, 12/6/2026 (a)	2,431,000	2,418,723
4.35%, 5/9/2027	985,000	987,600
4.65%, 11/15/2028	112,000	113,264
4.75%, 5/9/2032 (a)	1,438,000	1,446,197
4.80%, 1/15/2029	353,000	358,207
4.80%, 5/1/2030 (a)	1,727,000	1,751,213
4.90%, 5/1/2033 (a)	1,708,000	1,723,833
Diageo Capital PLC:
2.00%, 4/29/2030	2,022,000	1,837,533
2.13%, 4/29/2032	1,971,000	1,705,309
2.38%, 10/24/2029	1,284,000	1,201,272
3.88%, 5/18/2028 (a)	2,389,000	2,380,734
5.30%, 10/24/2027	1,819,000	1,864,475
5.38%, 10/5/2026	1,908,000	1,932,556
5.50%, 1/24/2033 (a)	1,762,000	1,854,963
5.63%, 10/5/2033 (a)	1,864,000	1,980,519
Diageo Investment Corp.:
5.13%, 8/15/2030	1,504,000	1,558,430
5.63%, 4/15/2035 (a)	785,000	833,121
7.45%, 4/15/2035	970,000	1,166,474
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,137,000	1,002,709
3.20%, 5/1/2030	1,418,000	1,337,543
3.43%, 6/15/2027	1,943,000	1,916,847
4.05%, 4/15/2032 (a)	1,608,000	1,537,312
Security Description	Principal Amount	Value
4.35%, 5/15/2028	$6,967,000	$6,966,721
4.60%, 5/25/2028	7,226,000	7,267,116
4.60%, 5/15/2030	1,723,000	1,724,378
5.05%, 3/15/2029	1,756,000	1,787,397
5.10%, 3/15/2027	1,877,000	1,896,127
5.15%, 5/15/2035 (a)	1,812,000	1,795,746
Series 10, 5.20%, 3/15/2031	320,000	327,254
5.30%, 3/15/2034 (a)	1,849,000	1,868,174
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	2,495,000	2,534,271
4.65%, 2/16/2027	1,109,000	1,120,290
4.70%, 2/16/2034	2,719,000	2,727,293
PepsiCo, Inc.:
1.63%, 5/1/2030	1,870,000	1,677,483
1.95%, 10/21/2031	2,096,000	1,842,531
2.38%, 10/6/2026	1,535,000	1,512,973
2.63%, 3/19/2027 (a)	1,847,000	1,815,786
2.63%, 7/29/2029	1,267,000	1,205,842
2.75%, 3/19/2030	2,471,000	2,334,848
3.00%, 10/15/2027	1,786,000	1,758,585
3.60%, 2/18/2028	1,463,000	1,455,992
3.90%, 7/18/2032 (a)	1,671,000	1,631,314
4.10%, 1/15/2029	3,568,000	3,581,309
4.30%, 7/23/2030	1,714,000	1,724,918
4.40%, 2/7/2027	1,070,000	1,078,346
4.45%, 2/7/2028 (a)	1,134,000	1,149,797
4.45%, 5/15/2028	1,118,000	1,135,620
4.45%, 2/15/2033 (a)	1,784,000	1,800,573
4.50%, 7/17/2029	1,631,000	1,660,586
4.60%, 2/7/2030	1,951,000	1,993,922
4.65%, 7/23/2032	1,644,000	1,669,153
4.80%, 7/17/2034 (a)	1,566,000	1,590,680
5.00%, 2/7/2035 (a)	2,322,000	2,375,174
5.00%, 7/23/2035	2,338,000	2,379,055
5.13%, 11/10/2026	1,550,000	1,569,763
7.00%, 3/1/2029	1,285,000	1,405,572
		159,031,350
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	4,838,000	4,522,321
2.00%, 1/15/2032 (a)	1,790,000	1,552,646
2.20%, 2/21/2027	3,319,000	3,238,348
2.30%, 2/25/2031	2,420,000	2,178,702
2.45%, 2/21/2030	1,826,000	1,691,497
3.00%, 2/22/2029	1,974,000	1,900,666
3.20%, 11/2/2027 (a)	1,802,000	1,772,357
3.35%, 2/22/2032	1,955,000	1,834,728
4.05%, 8/18/2029 (a)	2,184,000	2,174,369
4.20%, 3/1/2033	1,384,000	1,345,788
5.15%, 3/2/2028	7,556,000	7,731,224
5.25%, 3/2/2030	5,522,500	5,724,347
5.25%, 3/2/2033	8,520,000	8,826,124

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Biogen, Inc.:
2.25%, 5/1/2030	$2,626,000	$2,395,805
5.05%, 1/15/2031 (a)	1,396,000	1,434,334
5.75%, 5/15/2035 (a)	1,406,000	1,473,137
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,766,000	1,741,612
3.70%, 3/15/2032	1,783,000	1,665,946
Gilead Sciences, Inc.:
1.20%, 10/1/2027	1,900,000	1,801,314
1.65%, 10/1/2030	1,796,000	1,592,657
2.95%, 3/1/2027	4,083,000	4,026,083
4.80%, 11/15/2029	1,438,000	1,474,611
5.10%, 6/15/2035	510,000	523,974
5.25%, 10/15/2033 (a)	3,092,000	3,241,158
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,879,000	1,679,168
5.75%, 12/13/2027	1,611,000	1,656,881
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	4,053,000	3,573,530
Royalty Pharma PLC:
1.75%, 9/2/2027	1,642,000	1,568,783
2.15%, 9/2/2031 (a)	1,665,000	1,449,999
2.20%, 9/2/2030	1,819,000	1,632,116
4.45%, 3/25/2031 (a)	1,986,000	1,969,079
5.20%, 9/25/2035	2,486,000	2,484,707
5.40%, 9/2/2034 (a)	1,289,000	1,316,146
		83,194,157
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	1,230,000	1,176,384
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	1,221,000	1,182,331
2.05%, 5/15/2030	1,457,000	1,330,445
4.30%, 6/11/2028	3,697,000	3,735,079
4.60%, 2/8/2029	1,802,000	1,834,850
4.75%, 2/8/2031	1,281,000	1,312,384
4.80%, 3/3/2033	2,004,000	2,047,827
4.85%, 2/8/2034 (a)	1,822,000	1,850,369
4.90%, 10/11/2032	1,099,000	1,127,937
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,842,000	1,844,837
5.05%, 6/1/2032 (a)	1,870,000	1,847,036
Cabot Corp.:
4.00%, 7/1/2029	30,000	29,616
5.00%, 6/30/2032	1,501,000	1,520,273
CF Industries, Inc. 5.15%, 3/15/2034	1,464,000	1,475,331
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	15,000	13,288
4.25%, 10/1/2034	900,000	828,621
4.80%, 1/15/2031	3,822,000	3,806,941
5.15%, 2/15/2034 (a)	1,838,000	1,842,724
5.35%, 3/15/2035 (a)	1,405,000	1,397,961
Security Description	Principal Amount	Value
6.30%, 3/15/2033 (a)	$1,615,000	$1,735,786
7.38%, 11/1/2029 (a)	975,000	1,081,997
DuPont de Nemours, Inc. 4.73%, 11/15/2028	4,580,000	4,617,327
Eastman Chemical Co.:
4.50%, 12/1/2028	1,583,000	1,589,221
5.00%, 8/1/2029 (a)	1,898,000	1,932,638
5.63%, 2/20/2034 (a)	1,918,000	1,975,041
5.75%, 3/8/2033	820,000	861,968
Ecolab, Inc.:
1.30%, 1/30/2031	1,767,000	1,522,589
1.65%, 2/1/2027	1,523,000	1,478,391
2.13%, 2/1/2032	1,488,000	1,302,848
2.70%, 11/1/2026	1,560,000	1,539,580
4.30%, 6/15/2028	1,972,000	1,988,131
4.80%, 3/24/2030	1,744,000	1,788,960
5.00%, 9/1/2035 (a)	1,067,000	1,088,031
5.25%, 1/15/2028	1,292,000	1,327,620
EIDP, Inc.:
4.80%, 5/15/2033	1,793,000	1,804,278
5.13%, 5/15/2032	1,836,000	1,886,637
FMC Corp.:
3.45%, 10/1/2029	1,252,000	1,182,865
5.65%, 5/18/2033 (a)	1,930,000	1,928,803
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	954,000	956,843
Linde, Inc. 1.10%, 8/10/2030 (a)	1,929,000	1,679,735
Lubrizol Corp. 6.50%, 10/1/2034 (a)	4,189,000	4,738,094
LYB International Finance II BV 3.50%, 3/2/2027 (a)	14,000	13,838
LYB International Finance III LLC:
2.25%, 10/1/2030	100,000	89,290
5.50%, 3/1/2034 (a)	4,504,000	4,520,845
5.63%, 5/15/2033 (a)	1,431,000	1,471,955
6.15%, 5/15/2035 (a)	2,289,000	2,385,710
Mosaic Co.:
4.05%, 11/15/2027 (a)	1,711,000	1,706,791
5.38%, 11/15/2028	9,000	9,279
5.45%, 11/15/2033 (a)	1,175,000	1,212,565
NewMarket Corp. 2.70%, 3/18/2031	1,540,000	1,398,335
Nutrien Ltd.:
4.00%, 12/15/2026	1,424,000	1,421,166
4.20%, 4/1/2029	145,000	144,726
4.50%, 3/12/2027	1,431,000	1,438,355
4.90%, 3/27/2028	1,565,000	1,591,777
5.20%, 6/21/2027	1,465,000	1,489,422
5.25%, 3/12/2032 (a)	1,782,000	1,838,632
5.40%, 6/21/2034 (a)	1,937,000	1,994,355
PPG Industries, Inc.:
2.55%, 6/15/2030	1,292,000	1,196,741
2.80%, 8/15/2029 (a)	568,000	540,549

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/15/2028	$799,000	$792,792
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	166,838
RPM International, Inc.:
2.95%, 1/15/2032	19,000	17,151
3.75%, 3/15/2027	1,898,000	1,884,714
4.55%, 3/1/2029	1,607,000	1,618,490
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	891,000	776,952
2.30%, 5/15/2030 (a)	1,824,000	1,672,882
2.95%, 8/15/2029	1,735,000	1,657,740
3.45%, 6/1/2027	195,000	193,208
4.30%, 8/15/2028	1,601,000	1,609,197
4.50%, 8/15/2030	1,664,000	1,675,282
4.55%, 3/1/2028	1,953,000	1,972,823
4.80%, 9/1/2031	435,000	444,257
5.15%, 8/15/2035 (a)	1,084,000	1,102,883
Westlake Corp. 3.38%, 6/15/2030	1,630,000	1,553,504
		110,638,277
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,460,000	1,278,113
1.70%, 5/15/2028	1,787,000	1,692,021
4.45%, 9/9/2034 (a)	1,558,000	1,550,444
4.75%, 5/8/2032 (a)	1,429,000	1,463,225
Block Financial LLC:
2.50%, 7/15/2028	1,959,000	1,857,955
3.88%, 8/15/2030	500,000	481,630
5.38%, 9/15/2032	1,257,000	1,268,489
Cintas Corp. No. 2:
4.00%, 5/1/2032	2,471,000	2,417,280
4.20%, 5/1/2028	115,000	115,419
Cornell University 4.84%, 6/15/2034	658,000	670,252
Emory University Series 2020, 2.14%, 9/1/2030	1,614,000	1,468,546
Equifax, Inc.:
2.35%, 9/15/2031	1,580,000	1,396,609
3.10%, 5/15/2030	1,407,000	1,331,993
4.80%, 9/15/2029	1,586,000	1,612,232
5.10%, 12/15/2027 (a)	1,645,500	1,676,189
5.10%, 6/1/2028	1,731,000	1,767,697
Global Payments, Inc.:
2.15%, 1/15/2027	210,000	204,660
2.90%, 5/15/2030	1,844,000	1,706,843
2.90%, 11/15/2031 (a)	1,322,000	1,184,367
3.20%, 8/15/2029	1,667,000	1,583,483
4.45%, 6/1/2028 (a)	4,278,000	4,284,845
4.95%, 8/15/2027	1,888,000	1,910,241
5.30%, 8/15/2029	1,558,000	1,593,507
5.40%, 8/15/2032	1,568,000	1,604,033
Security Description	Principal Amount	Value
GXO Logistics, Inc.:
2.65%, 7/15/2031 (a)	$1,723,000	$1,535,744
6.25%, 5/6/2029	1,096,000	1,151,392
6.50%, 5/6/2034 (a)	1,823,000	1,957,756
J Paul Getty Trust 4.91%, 4/1/2035 (a)	1,579,000	1,618,333
Johns Hopkins University Series A, 4.71%, 7/1/2032 (a)	1,447,000	1,471,787
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	1,631,000	1,635,404
4.68%, 3/1/2035 (a)	1,055,000	1,062,691
Moody's Corp.:
3.25%, 1/15/2028	1,871,000	1,839,979
4.25%, 8/8/2032 (a)	1,760,000	1,738,757
5.00%, 8/5/2034 (a)	276,000	281,663
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	1,570,000	1,445,986
2.65%, 10/1/2026	1,047,000	1,034,111
2.85%, 10/1/2029	2,872,000	2,738,337
3.90%, 6/1/2027	1,800,000	1,799,640
4.40%, 6/1/2032 (a)	1,953,000	1,953,801
4.45%, 3/6/2028 (a)	1,722,000	1,740,632
5.10%, 4/1/2035	1,651,000	1,688,857
5.15%, 6/1/2034 (a)	1,853,000	1,908,886
President & Fellows of Harvard College 4.89%, 3/15/2030 (a)	2,031,000	2,095,626
Quanta Services, Inc.:
2.35%, 1/15/2032 (a)	1,163,000	1,021,614
4.30%, 8/9/2028	1,951,000	1,960,462
4.50%, 1/15/2031	1,898,000	1,897,905
4.75%, 8/9/2027 (a)	1,867,000	1,888,265
5.10%, 8/9/2035	1,881,000	1,887,038
5.25%, 8/9/2034	1,476,000	1,511,173
RELX Capital, Inc.:
3.00%, 5/22/2030	1,980,000	1,875,674
4.00%, 3/18/2029	1,887,000	1,876,999
4.75%, 3/27/2030	1,953,000	1,993,935
4.75%, 5/20/2032	1,461,000	1,487,809
5.25%, 3/27/2035	1,271,000	1,311,952
Rollins, Inc. 5.25%, 2/24/2035	775,000	788,035
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,612,000	1,404,536
2.45%, 3/1/2027	2,094,000	2,051,261
2.50%, 12/1/2029 (a)	1,958,000	1,836,271
2.70%, 3/1/2029	2,318,000	2,214,849
2.90%, 3/1/2032 (a)	2,985,000	2,735,723
2.95%, 1/22/2027	597,000	589,072
4.25%, 5/1/2029	1,488,000	1,494,592
4.75%, 8/1/2028 (a)	1,912,000	1,948,022
5.25%, 9/15/2033	1,781,000	1,865,402

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TR Finance LLC 5.50%, 8/15/2035	$877,000	$910,037
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (a)	1,721,000	1,537,077
Trustees of Dartmouth College 4.27%, 6/1/2030	1,479,000	1,489,338
Trustees of Princeton University 4.65%, 7/1/2030 (a)	1,076,000	1,100,920
UL Solutions, Inc. 6.50%, 10/20/2028	2,624,000	2,759,425
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,876,000	1,872,379
4.50%, 8/15/2030	1,217,000	1,221,089
5.25%, 6/5/2034 (a)	458,000	472,061
5.25%, 3/15/2035	1,925,000	1,961,402
5.75%, 4/1/2033	1,543,000	1,635,611
Yale University:
Series 2020, 1.48%, 4/15/2030	930,000	831,122
Series 2025, 4.70%, 4/15/2032	1,590,000	1,626,172
		119,876,677
COMPUTERS — 1.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,930,000	1,767,919
Apple, Inc.:
1.20%, 2/8/2028	3,394,000	3,199,693
1.25%, 8/20/2030 (a)	2,480,000	2,184,285
1.40%, 8/5/2028 (a)	11,745,000	11,009,528
1.65%, 5/11/2030	3,456,000	3,121,459
1.65%, 2/8/2031	7,151,000	6,336,644
1.70%, 8/5/2031 (a)	1,829,000	1,611,514
2.20%, 9/11/2029 (a)	3,156,000	2,961,401
2.90%, 9/12/2027 (a)	3,680,000	3,624,616
3.00%, 6/20/2027	1,674,000	1,653,125
3.00%, 11/13/2027 (a)	5,974,000	5,892,335
3.20%, 5/11/2027 (a)	3,261,000	3,236,510
3.25%, 8/8/2029 (a)	1,479,000	1,447,187
3.35%, 2/9/2027	3,921,000	3,899,238
3.35%, 8/8/2032 (a)	2,688,000	2,566,664
CGI, Inc. 2.30%, 9/14/2031 (a)	3,508,000	3,088,619
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,858,000	2,873,948
5.25%, 2/1/2028	2,407,000	2,462,866
5.30%, 10/1/2029	3,117,000	3,218,770
5.75%, 2/1/2033	1,605,000	1,698,379
6.10%, 7/15/2027	2,732,000	2,817,484
6.20%, 7/15/2030	1,427,000	1,529,972
Dell, Inc. 7.10%, 4/15/2028	1,701,000	1,816,617
Security Description	Principal Amount	Value
DXC Technology Co. 2.38%, 9/15/2028 (a)	$1,514,000	$1,426,218
HP, Inc.:
2.65%, 6/17/2031 (a)	2,285,000	2,060,522
3.00%, 6/17/2027	1,437,000	1,409,927
3.40%, 6/17/2030 (a)	1,930,000	1,840,892
4.20%, 4/15/2032 (a)	1,682,000	1,631,305
4.75%, 1/15/2028	1,758,000	1,781,329
5.50%, 1/15/2033 (a)	2,033,000	2,105,354
International Business Machines Corp.:
1.70%, 5/15/2027	4,346,000	4,192,977
1.95%, 5/15/2030 (a)	2,826,000	2,559,000
2.20%, 2/9/2027	1,913,000	1,867,624
2.72%, 2/9/2032	1,115,000	1,011,996
3.30%, 1/27/2027	4,313,000	4,275,563
4.40%, 7/27/2032 (a)	1,820,000	1,821,492
4.50%, 2/6/2028	6,562,000	6,630,376
4.75%, 2/6/2033 (a)	1,502,000	1,525,581
5.88%, 11/29/2032 (a)	1,973,000	2,138,535
6.22%, 8/1/2027	2,040,000	2,119,825
6.50%, 1/15/2028	1,744,000	1,838,002
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,713,000	1,672,830
3.15%, 10/15/2031	2,296,000	2,090,715
Leidos, Inc.:
2.30%, 2/15/2031	1,578,000	1,407,623
4.38%, 5/15/2030 (a)	1,796,000	1,789,804
5.75%, 3/15/2033	1,258,000	1,328,511
NetApp, Inc.:
2.38%, 6/22/2027 (a)	616,000	597,631
2.70%, 6/22/2030	1,107,000	1,024,672
Teledyne FLIR LLC 2.50%, 8/1/2030	1,913,000	1,753,838
Western Digital Corp.:
2.85%, 2/1/2029	1,563,000	1,471,549
3.10%, 2/1/2032	1,888,000	1,708,055
		131,100,519
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (b)	1,726,000	1,736,667
4.70%, 4/7/2028 (b)	3,059,000	3,095,372
4.95%, 4/7/2030 (b)	2,051,000	2,096,266
5.40%, 4/7/2035 (b)	610,000	627,885
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,581,000	1,367,375
2.75%, 3/1/2030 (a)	1,539,000	1,440,489
3.75%, 12/1/2027	2,211,000	2,193,622
Carrier Global Corp.:
2.49%, 2/15/2027	2,091,000	2,047,068
2.70%, 2/15/2031 (a)	1,916,000	1,759,099
2.72%, 2/15/2030	3,882,000	3,638,094
5.90%, 3/15/2034	1,813,000	1,945,023
CRH America Finance, Inc.:
5.40%, 5/21/2034	1,896,000	1,966,588

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/9/2035 (a)	$1,929,000	$2,012,603
CRH SMW Finance DAC:
5.13%, 1/9/2030	2,117,000	2,179,367
5.20%, 5/21/2029	1,851,000	1,907,770
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,155,000	1,043,300
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	505,000	483,477
4.00%, 3/25/2032	2,009,000	1,915,099
5.88%, 6/1/2033	1,825,000	1,934,171
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (a)	268,000	237,459
2.00%, 9/16/2031	1,500,000	1,306,935
4.90%, 12/1/2032	1,482,000	1,509,669
5.50%, 4/19/2029	1,570,000	1,634,841
Lennox International, Inc. 5.50%, 9/15/2028	1,147,000	1,185,585
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	200,000	179,182
Series CB, 2.50%, 3/15/2030	53,000	49,252
3.45%, 6/1/2027 (a)	323,000	319,734
3.50%, 12/15/2027	1,794,000	1,773,010
5.15%, 12/1/2034	1,741,000	1,775,541
Masco Corp.:
1.50%, 2/15/2028	2,959,000	2,785,129
2.00%, 10/1/2030	300,000	268,161
2.00%, 2/15/2031	1,492,000	1,308,126
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,334,000	1,287,310
5.85%, 9/18/2028 (a)	1,727,000	1,804,318
Owens Corning:
3.88%, 6/1/2030 (a)	1,528,000	1,493,482
3.95%, 8/15/2029	260,000	256,768
5.50%, 6/15/2027	1,575,000	1,609,083
5.70%, 6/15/2034 (a)	1,698,000	1,788,215
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,696,000	1,677,887
5.10%, 6/13/2034	410,000	420,742
5.25%, 3/3/2033	1,884,000	1,961,074
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,716,000	1,704,417
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	1,848,000	1,785,260
3.90%, 4/1/2027	173,000	172,573
4.95%, 12/1/2029	1,511,000	1,547,763
5.35%, 12/1/2034	1,316,000	1,358,033
		68,588,884
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	$2,383,000	$2,422,796
5.00%, 3/22/2030	2,318,000	2,381,583
5.05%, 3/22/2028 (a)	1,913,000	1,954,933
Unilever Capital Corp.:
4.88%, 9/8/2028	1,549,000	1,591,272
5.00%, 12/8/2033 (a)	1,922,000	1,996,381
		10,346,965
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028 (a)	1,774,000	1,833,004
6.25%, 6/15/2033 (a)	1,238,000	1,321,082
WW Grainger, Inc. 4.45%, 9/15/2034	799,000	788,493
		3,942,579
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	2,283,000	2,200,629
3.30%, 1/30/2032	7,380,000	6,801,703
3.40%, 10/29/2033	2,554,000	2,296,940
3.65%, 7/21/2027	1,492,000	1,479,049
3.88%, 1/23/2028	1,625,000	1,612,146
4.38%, 11/15/2030 (d)	2,615,000	2,602,788
4.63%, 10/15/2027	456,000	459,570
4.63%, 9/10/2029 (a)	3,994,000	4,030,705
4.88%, 4/1/2028 (a)	1,404,000	1,425,341
4.95%, 9/10/2034 (a)	3,923,000	3,907,740
5.00%, 11/15/2035 (d)	615,000	609,035
5.10%, 1/19/2029	1,998,000	2,045,253
5.30%, 1/19/2034	1,980,000	2,023,065
5.38%, 12/15/2031	2,750,000	2,845,232
5.75%, 6/6/2028 (a)	6,620,000	6,857,459
6.10%, 1/15/2027	2,695,000	2,753,158
6.15%, 9/30/2030	87,000	93,208
6.45%, 4/15/2027	2,486,000	2,564,185
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c)	1,781,000	1,837,137
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	4,709,000	4,928,863
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,938,000	1,839,550
5.50%, 8/20/2034	1,308,000	1,340,569
Air Lease Corp.:
2.10%, 9/1/2028	50,000	46,808
Series MTN, 2.88%, 1/15/2032 (a)	3,797,000	3,399,226
Series MTN, 3.00%, 2/1/2030	1,696,000	1,580,180
3.13%, 12/1/2030	1,599,000	1,478,355
3.63%, 4/1/2027	205,000	202,802
3.63%, 12/1/2027	1,427,000	1,406,309

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2028	$6,394,000	$6,423,988
5.10%, 3/1/2029	1,496,000	1,519,592
Series MTN, 5.20%, 7/15/2031	1,636,000	1,666,986
5.30%, 2/1/2028	503,000	512,150
5.85%, 12/15/2027	102,000	105,049
Ally Financial, Inc.:
4.75%, 6/9/2027	539,000	542,196
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	1,544,000	1,575,158
SOFR + 1.78%, 5.55%, 7/31/2033 (c)	3,476,000	3,484,447
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	3,530,000	3,614,014
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	1,853,000	1,911,647
6.70%, 2/14/2033	469,000	489,275
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,572,000	1,664,056
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	1,885,000	1,990,579
8.00%, 11/1/2031 (a)	1,898,000	2,161,120
8.00%, 11/1/2031	3,714,000	4,235,668
American Express Co.:
1.65%, 11/4/2026	2,435,000	2,374,588
2.55%, 3/4/2027	2,602,000	2,551,261
3.30%, 5/3/2027	2,822,000	2,794,401
4.05%, 5/3/2029	1,882,000	1,885,877
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	2,977,000	2,993,016
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (c)	2,955,000	2,928,139
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	3,258,000	3,307,945
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	2,642,000	2,687,073
SOFR + 2.26%, 4.99%, 5/26/2033 (a) (c)	4,992,000	5,086,149
SOFR + 1.44%, 5.02%, 4/25/2031 (a) (c)	2,421,000	2,490,265
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	2,413,000	2,454,504
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	2,156,000	2,210,827
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	2,897,000	2,985,011
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	4,284,000	4,341,406
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	5,977,000	6,164,200
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	3,171,000	3,272,726
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	2,451,000	2,545,829
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	1,272,000	1,328,846
Security Description	Principal Amount	Value
SOFR + 1.93%, 5.63%, 7/28/2034 (a) (c)	$1,321,000	$1,383,563
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	5,234,000	5,544,167
5.85%, 11/5/2027	1,946,000	2,016,562
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	1,195,000	1,271,898
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,689,000	1,850,637
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,822,000	1,803,725
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	1,786,000	1,793,983
5.15%, 5/15/2033 (a)	1,403,000	1,454,083
5.20%, 4/15/2035	1,580,000	1,610,368
5.70%, 12/15/2028 (a)	1,027,000	1,075,721
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	781,000	741,763
Apollo Global Management, Inc.:
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	2,509,000	2,501,674
6.38%, 11/15/2033	1,669,000	1,842,726
ARES Management Corp. 6.38%, 11/10/2028	1,798,000	1,901,493
BGC Group, Inc.:
6.15%, 4/2/2030 (a) (b)	1,993,000	2,041,828
6.60%, 6/10/2029	1,933,000	2,012,930
8.00%, 5/25/2028	1,763,000	1,882,972
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	1,487,000	1,506,956
4.70%, 3/14/2029	2,611,000	2,671,654
4.90%, 1/8/2035	1,438,000	1,473,044
5.00%, 3/14/2034	1,367,000	1,409,104
Blackrock, Inc.:
1.90%, 1/28/2031	2,806,000	2,502,222
2.10%, 2/25/2032	2,046,000	1,793,380
2.40%, 4/30/2030 (a)	1,987,000	1,849,678
3.25%, 4/30/2029	1,662,000	1,625,303
4.75%, 5/25/2033	2,725,000	2,785,195
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	1,077,000	1,086,219
Blue Owl Finance LLC:
3.13%, 6/10/2031	1,820,000	1,657,019
4.38%, 2/15/2032	1,249,000	1,194,681
6.25%, 4/18/2034	1,849,000	1,940,396
Brookfield Asset Management Ltd. 5.80%, 4/24/2035 (a)	1,466,000	1,533,524
Brookfield Capital Finance LLC 6.09%, 6/14/2033 (a)	1,905,000	2,051,685
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,897,000	1,658,035

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
2.72%, 4/15/2031	$1,321,000	$1,205,756
3.90%, 1/25/2028	2,107,000	2,091,661
4.35%, 4/15/2030 (a)	1,295,000	1,293,705
4.85%, 3/29/2029	1,800,000	1,830,096
6.35%, 1/5/2034	1,953,000	2,130,196
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	4,503,000	4,388,173
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,786,000	1,541,318
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	1,914,000	1,699,938
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	2,017,000	1,944,247
3.65%, 5/11/2027	1,186,000	1,177,069
3.75%, 3/9/2027	4,671,000	4,644,422
3.80%, 1/31/2028	3,965,000	3,933,597
SOFR + 1.25%, 4.49%, 9/11/2031 (a) (c)	3,111,000	3,086,019
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	2,652,000	2,679,024
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	2,626,000	2,597,114
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (c)	1,489,000	1,529,888
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (c)	1,528,000	1,562,609
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	1,912,000	1,979,474
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	2,856,000	2,927,457
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	1,832,000	1,902,184
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (c)	2,177,000	2,283,281
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	1,680,000	1,761,144
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	1,906,000	2,021,141
SOFR + 2.04%, 6.18%, 1/30/2036 (a) (c)	4,141,000	4,299,228
SOFR + 2.64%, 6.31%, 6/8/2029 (a) (c)	3,059,000	3,208,585
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	3,495,000	3,777,116
6.70%, 11/29/2032 (a)	2,866,000	3,163,462
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	1,507,000	1,551,878
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	3,319,000	3,754,021
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	2,392,000	2,825,550
Carlyle Group, Inc. 5.05%, 9/19/2035	2,210,000	2,193,756
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,941,000	1,705,363
Security Description	Principal Amount	Value
3.00%, 3/16/2032	$1,734,000	$1,597,413
3.65%, 1/12/2027	426,000	423,619
Charles Schwab Corp.:
1.65%, 3/11/2031 (a)	1,224,000	1,064,868
1.95%, 12/1/2031	1,785,000	1,549,434
2.00%, 3/20/2028 (a)	2,551,000	2,436,868
2.30%, 5/13/2031 (a)	1,923,000	1,731,335
2.45%, 3/3/2027	2,552,000	2,497,106
2.75%, 10/1/2029	1,680,000	1,595,076
2.90%, 3/3/2032 (a)	1,225,000	1,116,147
3.20%, 3/2/2027	1,783,000	1,764,332
3.20%, 1/25/2028	1,987,000	1,952,148
3.25%, 5/22/2029	2,120,000	2,058,944
3.30%, 4/1/2027	4,450,000	4,407,502
4.00%, 2/1/2029 (a)	1,495,000	1,494,492
4.63%, 3/22/2030	1,723,000	1,758,046
SOFR + 2.21%, 5.64%, 5/19/2029 (a) (c)	2,393,000	2,485,154
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	2,502,000	2,677,540
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,676,000	2,914,110
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	2,337,000	2,479,277
CME Group, Inc.:
2.65%, 3/15/2032	1,811,000	1,645,493
3.75%, 6/15/2028 (a)	200,000	199,442
4.40%, 3/15/2030 (a)	2,054,000	2,077,724
Credit Suisse USA LLC 7.13%, 7/15/2032	1,934,000	2,222,069
Eaton Vance Corp. 3.50%, 4/6/2027	1,669,000	1,657,501
Enact Holdings, Inc. 6.25%, 5/28/2029	1,589,000	1,661,744
Franklin Resources, Inc. 1.60%, 10/30/2030	3,040,000	2,655,683
Hercules Capital, Inc.:
3.38%, 1/20/2027 (a)	1,399,000	1,373,049
6.00%, 6/16/2030	1,519,000	1,549,805
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	4,012,000	3,392,668
2.10%, 6/15/2030	1,948,000	1,769,174
3.10%, 9/15/2027	1,590,000	1,562,843
3.63%, 9/1/2028	1,801,000	1,779,892
3.75%, 9/21/2028 (a)	1,931,000	1,914,432
4.00%, 9/15/2027	3,107,000	3,106,720
4.35%, 6/15/2029	2,540,000	2,561,641
4.60%, 3/15/2033	2,803,000	2,821,079
5.25%, 6/15/2031	870,000	910,116
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (a)	1,478,000	1,494,820
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,276,000	1,134,734
2.75%, 10/15/2032	1,675,000	1,456,697

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 1/23/2030 (a)	$1,946,000	$1,921,792
4.85%, 1/15/2027	1,660,000	1,674,243
5.88%, 7/21/2028	1,805,000	1,879,005
6.20%, 4/14/2034 (a)	2,894,000	3,074,354
6.45%, 6/8/2027	1,688,000	1,746,945
KKR & Co., Inc. 5.10%, 8/7/2035	1,959,000	1,963,075
Lazard Group LLC:
4.38%, 3/11/2029	1,180,000	1,177,687
4.50%, 9/19/2028	545,000	547,551
5.63%, 8/1/2035 (a)	1,534,000	1,559,158
6.00%, 3/15/2031	1,899,000	2,006,787
LPL Holdings, Inc.:
4.90%, 4/3/2028	1,226,000	1,239,363
5.15%, 6/15/2030	1,072,000	1,091,961
5.20%, 3/15/2030	1,719,000	1,756,595
5.65%, 3/15/2035	300,000	305,565
5.70%, 5/20/2027	348,000	354,549
5.75%, 6/15/2035	1,291,000	1,324,566
6.00%, 5/20/2034 (a)	1,773,000	1,854,682
6.75%, 11/17/2028	1,050,000	1,120,770
Marex Group PLC:
5.83%, 5/8/2028	1,902,000	1,929,921
6.40%, 11/4/2029	1,814,000	1,871,667
Mastercard, Inc.:
1.90%, 3/15/2031	1,583,000	1,410,247
2.00%, 11/18/2031 (a)	1,578,000	1,393,642
2.95%, 6/1/2029 (a)	1,253,000	1,210,924
3.30%, 3/26/2027 (a)	1,483,000	1,471,581
3.35%, 3/26/2030	2,476,000	2,410,881
3.50%, 2/26/2028	3,483,000	3,455,415
4.10%, 1/15/2028	1,977,000	1,987,478
4.35%, 1/15/2032 (a)	3,920,000	3,935,994
4.55%, 3/15/2028	979,000	994,458
4.55%, 1/15/2035 (a)	1,802,000	1,797,801
4.85%, 3/9/2033	1,959,000	2,012,128
4.88%, 3/9/2028	1,718,000	1,757,686
4.88%, 5/9/2034	800,000	819,144
4.95%, 3/15/2032	1,359,000	1,407,489
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	2,130,000	1,864,027
5.35%, 6/28/2028	1,516,000	1,563,193
5.55%, 2/15/2034 (a)	1,675,000	1,758,314
Nomura Holdings, Inc.:
2.17%, 7/14/2028	1,520,000	1,435,929
2.33%, 1/22/2027	1,552,000	1,513,402
2.61%, 7/14/2031	2,003,000	1,798,394
2.68%, 7/16/2030	1,574,000	1,445,892
2.71%, 1/22/2029	1,506,000	1,430,037
3.10%, 1/16/2030 (a)	2,379,000	2,244,586
4.90%, 7/1/2030 (a)	1,481,000	1,502,460
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	4,008,000	3,987,639
5.39%, 7/6/2027	1,389,000	1,415,030
5.49%, 6/29/2035	1,349,000	1,388,849
Security Description	Principal Amount	Value
5.59%, 7/2/2027	$1,786,000	$1,825,721
5.61%, 7/6/2029 (a)	782,000	814,015
5.78%, 7/3/2034 (a)	1,969,000	2,082,001
5.84%, 1/18/2028 (a)	1,654,000	1,710,071
6.07%, 7/12/2028	1,783,000	1,865,731
6.09%, 7/12/2033 (a)	1,241,000	1,340,367
6.18%, 1/18/2033	1,426,000	1,541,178
ORIX Corp.:
2.25%, 3/9/2031	1,195,000	1,065,235
3.70%, 7/18/2027	1,394,000	1,382,276
4.00%, 4/13/2032 (a)	965,000	935,452
4.45%, 9/9/2030	3,722,000	3,714,742
5.00%, 9/13/2027	1,278,000	1,297,234
5.20%, 9/13/2032 (a)	1,149,000	1,187,193
5.40%, 2/25/2035 (a)	1,049,000	1,081,456
Radian Group, Inc. 6.20%, 5/15/2029 (a)	2,055,000	2,149,078
Raymond James Financial, Inc. 4.90%, 9/11/2035	1,568,000	1,551,066
Stifel Financial Corp. 4.00%, 5/15/2030	1,679,000	1,645,773
Synchrony Financial:
2.88%, 10/28/2031 (a)	3,089,000	2,736,020
3.95%, 12/1/2027	2,069,000	2,045,020
SOFR + 1.40%, 5.02%, 7/29/2029 (c)	477,000	480,969
5.15%, 3/19/2029 (a)	1,016,000	1,028,710
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	1,864,000	1,898,950
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	1,545,000	1,600,558
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	530,000	541,575
TPG Operating Group II LP 5.88%, 3/5/2034	1,431,000	1,511,508
Visa, Inc.:
0.75%, 8/15/2027	678,000	642,242
1.10%, 2/15/2031	1,513,000	1,303,238
1.90%, 4/15/2027 (a)	3,707,000	3,603,241
2.05%, 4/15/2030	1,997,000	1,837,480
2.75%, 9/15/2027	1,643,000	1,612,522
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,605,000	1,548,697
5.00%, 9/20/2034	1,001,000	994,854
Western Union Co. 2.75%, 3/15/2031 (a)	1,844,000	1,640,459
		500,099,878
ELECTRIC — 7.2%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030 (a)	1,422,000	1,282,104
3.95%, 6/1/2028	1,821,000	1,807,452
4.70%, 5/15/2032 (a)	663,000	663,133

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 6/1/2033	$953,000	$979,798
5.45%, 5/15/2029	422,000	437,859
5.70%, 5/15/2034 (a)	1,158,000	1,205,235
AEP Transmission Co. LLC:
3.10%, 12/1/2026	961,000	950,323
5.15%, 4/1/2034	891,000	909,159
5.38%, 6/15/2035 (a)	1,350,000	1,396,750
AES Corp.:
5.45%, 6/1/2028 (a)	1,509,000	1,545,141
5.80%, 3/15/2032 (a)	2,213,000	2,287,689
Alabama Power Co.:
3.05%, 3/15/2032	1,722,000	1,589,733
3.75%, 9/1/2027 (a)	1,568,000	1,565,554
3.94%, 9/1/2032	1,890,000	1,832,979
Series C, 4.30%, 3/15/2031	2,742,000	2,740,382
5.10%, 4/2/2035	571,000	583,459
5.85%, 11/15/2033	1,895,000	2,033,145
Ameren Corp.:
1.75%, 3/15/2028	1,056,000	996,452
1.95%, 3/15/2027	1,839,000	1,783,333
5.00%, 1/15/2029	1,800,000	1,840,806
5.38%, 3/15/2035	702,000	720,764
5.70%, 12/1/2026	1,492,000	1,515,245
Ameren Illinois Co.:
1.55%, 11/15/2030	338,000	296,020
3.85%, 9/1/2032 (a)	1,331,000	1,279,064
4.95%, 6/1/2033 (a)	1,295,000	1,327,660
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,146,000	1,048,269
3.20%, 11/13/2027	1,129,000	1,107,210
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	3,213,000	3,109,927
Series J, 4.30%, 12/1/2028	17,000	17,066
5.20%, 1/15/2029	1,480,000	1,526,161
5.63%, 3/1/2033 (a)	33,000	34,694
5.75%, 11/1/2027	1,728,000	1,782,449
5.95%, 11/1/2032 (a)	1,663,000	1,783,867
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (c)	497,000	538,599
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (a) (c)	2,040,000	2,133,004
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,783,000	1,623,867
Series X, 3.30%, 6/1/2027	1,421,000	1,400,694
5.65%, 4/1/2034	1,375,000	1,435,527
Arizona Public Service Co.:
2.60%, 8/15/2029	860,000	807,325
2.95%, 9/15/2027	359,000	351,953
5.55%, 8/1/2033 (a)	1,279,000	1,338,397
5.70%, 8/15/2034	1,468,000	1,538,670
6.35%, 12/15/2032	1,631,000	1,783,368
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,965,000	1,765,081
4.00%, 10/15/2028	782,000	780,686
Security Description	Principal Amount	Value
Avangrid, Inc. 3.80%, 6/1/2029	$1,374,000	$1,349,392
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	907,000	812,908
5.30%, 6/1/2034	703,000	730,319
5.45%, 6/1/2035	1,712,000	1,779,230
Berkshire Hathaway Energy Co. 1.65%, 5/15/2031	319,000	276,219
Black Hills Corp.:
2.50%, 6/15/2030	15,000	13,803
3.05%, 10/15/2029	1,697,000	1,612,863
3.15%, 1/15/2027	692,000	682,866
4.35%, 5/1/2033	697,000	672,131
4.55%, 1/31/2031 (d)	1,335,000	1,335,894
5.95%, 3/15/2028	1,732,000	1,798,491
6.00%, 1/15/2035 (a)	1,109,000	1,180,763
6.15%, 5/15/2034	1,643,000	1,754,297
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	642,000	633,275
Series AG, 3.00%, 3/1/2032	1,606,000	1,468,302
Series AI, 4.45%, 10/1/2032	1,670,000	1,659,028
4.80%, 3/15/2030	1,506,000	1,540,036
4.95%, 4/1/2033	977,001	994,089
Series AQ, 4.95%, 8/15/2035 (a)	1,942,000	1,935,572
5.15%, 3/1/2034	1,618,000	1,654,324
5.20%, 10/1/2028	1,301,000	1,342,216
Series K2, 6.95%, 3/15/2033	1,765,000	2,008,941
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	980,000	887,057
2.95%, 3/1/2030	52,000	49,022
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	784,000	809,135
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (c)	3,530,000	3,691,568
CMS Energy Corp.:
3.45%, 8/15/2027	1,551,000	1,529,596
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	1,168,000	1,073,719
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	7,196,000	7,015,884
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,260,000	1,159,553
Series 122, 2.95%, 8/15/2027	1,614,000	1,585,061
Series 132, 3.15%, 3/15/2032	1,015,000	937,728
3.70%, 8/15/2028	1,046,000	1,037,454
4.90%, 2/1/2033 (a)	1,041,000	1,061,414
5.30%, 6/1/2034	788,000	822,436
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	1,564,000	1,380,746
Series A, 3.20%, 3/15/2027	433,000	428,393

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 1/1/2029	$1,043,000	$1,061,878
4.90%, 7/1/2033	674,000	682,904
4.95%, 1/15/2030	779,000	801,139
4.95%, 8/15/2034	1,326,000	1,343,994
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027 (a)	1,816,000	1,784,274
Series 20A, 3.35%, 4/1/2030	1,188,000	1,151,029
3.80%, 5/15/2028	1,230,000	1,223,801
Series D, 4.00%, 12/1/2028 (a)	189,000	188,926
5.13%, 3/15/2035 (a)	365,000	374,618
5.20%, 3/1/2033	1,735,000	1,804,279
Series 2005-A, 5.30%, 3/1/2035	856,000	882,639
5.38%, 5/15/2034	1,860,000	1,937,413
5.50%, 3/15/2034	1,982,000	2,085,084
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	250,000	258,327
6.13%, 1/15/2034 (a)	2,265,000	2,466,404
Consumers Energy Co.:
3.60%, 8/15/2032	1,345,000	1,276,069
3.80%, 11/15/2028 (a)	1,972,000	1,960,484
4.50%, 1/15/2031	950,000	959,376
4.63%, 5/15/2033	1,938,000	1,940,287
4.65%, 3/1/2028	505,000	511,807
Dayton Power & Light Co. 4.55%, 8/15/2030 (b)	977,000	974,851
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	22,000	19,481
5.30%, 5/15/2033	1,244,000	1,291,944
Series 2025, 5.30%, 1/15/2035	1,920,000	1,986,778
6.63%, 2/1/2032	1,506,000	1,680,184
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	1,653,000	1,462,376
Series C, 3.38%, 4/1/2030	2,494,000	2,396,435
Series B, 3.60%, 3/15/2027 (a)	1,916,000	1,901,630
4.25%, 6/1/2028	7,000	7,011
4.60%, 5/15/2028	1,864,000	1,882,976
5.00%, 6/15/2030	1,522,000	1,560,583
Series F, 5.25%, 8/1/2033	1,045,000	1,072,828
5.38%, 11/15/2032 (a)	1,818,000	1,890,102
5.45%, 3/15/2035 (a)	1,654,000	1,695,300
Series B, 5.95%, 6/15/2035	550,000	585,728
Series E, 6.30%, 3/15/2033	1,195,000	1,291,472
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	979,000	1,026,276
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	$1,667,000	$1,811,779
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,942,000	1,846,628
2.25%, 3/1/2030 (a)	1,677,000	1,546,898
Series C, 2.63%, 3/1/2031	1,556,000	1,428,501
Series A, 3.00%, 3/1/2032	1,901,000	1,757,665
4.25%, 5/14/2027	1,921,000	1,930,720
5.20%, 4/1/2033	1,575,000	1,636,299
5.20%, 3/1/2034	2,403,000	2,486,528
5.25%, 5/15/2035	1,790,000	1,843,467
DTE Energy Co.:
2.85%, 10/1/2026	1,782,000	1,759,743
4.88%, 6/1/2028 (a)	1,653,000	1,681,696
4.95%, 7/1/2027	2,453,000	2,484,472
5.05%, 10/1/2035	993,000	987,290
5.20%, 4/1/2030	2,083,000	2,146,740
5.85%, 6/1/2034	1,810,000	1,924,844
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	981,000	922,630
2.45%, 2/1/2030	1,220,000	1,136,857
2.55%, 4/15/2031 (a)	1,450,000	1,327,431
2.85%, 3/15/2032	1,598,000	1,456,721
4.85%, 3/15/2030	21,000	21,583
4.85%, 1/15/2034 (a)	1,526,000	1,544,373
4.95%, 1/15/2033	1,663,000	1,711,476
5.25%, 3/15/2035	1,077,000	1,114,404
Series A, 6.00%, 12/1/2028	44,000	46,369
6.45%, 10/15/2032	1,018,000	1,127,130
Duke Energy Corp.:
2.45%, 6/1/2030	1,681,000	1,548,420
2.55%, 6/15/2031	1,936,000	1,751,112
3.15%, 8/15/2027	650,000	639,587
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	12,765,000	12,310,566
3.40%, 6/15/2029 (a)	735,000	714,449
4.30%, 3/15/2028	1,887,000	1,895,907
4.50%, 8/15/2032	858,000	852,809
4.85%, 1/5/2027	992,000	1,001,771
4.85%, 1/5/2029	1,663,000	1,694,996
4.95%, 9/15/2035	2,791,000	2,772,551
5.45%, 6/15/2034 (a)	1,782,000	1,854,634
5.75%, 9/15/2033	1,346,000	1,429,385
Duke Energy Florida LLC:
2.40%, 12/15/2031 (a)	890,000	799,736
3.80%, 7/15/2028	470,000	468,153
5.88%, 11/15/2033	1,557,000	1,680,984
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,345,000	1,387,946
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	851,000	776,869
3.65%, 2/1/2029	1,256,000	1,241,192
5.25%, 4/1/2033	1,832,000	1,900,169
5.30%, 6/15/2035	949,000	978,571

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.00%, 8/15/2031	$1,432,000	$1,259,931
3.40%, 4/1/2032 (a)	1,563,000	1,475,613
3.45%, 3/15/2029	1,557,000	1,525,985
3.70%, 9/1/2028	1,000	993
4.35%, 3/6/2027	625,000	629,787
5.05%, 3/15/2035	1,851,000	1,883,467
5.10%, 3/15/2034	1,743,000	1,793,896
5.25%, 3/15/2033	837,000	870,706
Edison International:
4.13%, 3/15/2028	1,604,000	1,575,160
5.25%, 11/15/2028	1,801,000	1,814,994
5.25%, 3/15/2032	3,043,000	3,015,887
5.45%, 6/15/2029	1,389,000	1,401,195
5.75%, 6/15/2027	1,600,000	1,618,992
6.25%, 3/15/2030 (a)	1,825,000	1,899,332
6.95%, 11/15/2029	1,505,000	1,598,069
Emera U.S. Finance LP 2.64%, 6/15/2031	1,334,000	1,190,582
Enel Chile SA 4.88%, 6/12/2028	1,577,000	1,602,516
Entergy Arkansas LLC:
5.15%, 1/15/2033	1,408,000	1,456,815
5.30%, 9/15/2033 (a)	872,000	903,200
5.45%, 6/1/2034	1,952,000	2,041,519
Entergy Corp.:
1.90%, 6/15/2028	818,000	771,096
2.40%, 6/15/2031 (a)	311,000	278,065
2.80%, 6/15/2030	167,000	155,721
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	5,583,000	5,846,127
Entergy Louisiana LLC:
1.60%, 12/15/2030	505,000	443,259
2.35%, 6/15/2032	1,361,000	1,194,482
3.12%, 9/1/2027	2,408,000	2,374,216
3.25%, 4/1/2028	1,654,000	1,627,834
4.00%, 3/15/2033	1,752,000	1,681,990
5.15%, 9/15/2034 (a)	88,000	89,888
5.35%, 3/15/2034	1,801,000	1,867,907
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,898,000	1,841,383
5.00%, 9/1/2033	624,000	635,288
Entergy Texas, Inc.:
1.75%, 3/15/2031	82,000	71,629
5.25%, 4/15/2035	230,000	235,794
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	1,918,000	1,893,833
4.70%, 3/13/2028	721,000	729,162
5.25%, 3/15/2035	915,000	931,726
5.90%, 11/15/2033 (a)	1,479,000	1,591,286
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030 (a)	65,000	59,530
4.95%, 4/15/2033	1,620,000	1,644,786
5.13%, 8/15/2035	560,000	566,457
Security Description	Principal Amount	Value
5.40%, 4/1/2034 (a)	$1,577,000	$1,638,960
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (a) (c)	1,426,000	1,458,741
Eversource Energy:
2.55%, 3/15/2031	1,373,000	1,237,952
Series M, 3.30%, 1/15/2028	1,611,000	1,576,299
3.38%, 3/1/2032	1,179,000	1,090,858
Series O, 4.25%, 4/1/2029	630,000	628,186
4.60%, 7/1/2027	1,433,000	1,441,784
5.00%, 1/1/2027	1,237,000	1,248,430
5.13%, 5/15/2033	1,894,000	1,920,781
5.45%, 3/1/2028	2,552,000	2,621,057
5.50%, 1/1/2034	1,685,000	1,739,527
5.85%, 4/15/2031	1,425,000	1,510,300
5.95%, 2/1/2029	1,865,000	1,952,972
5.95%, 7/15/2034	816,000	866,143
Exelon Corp.:
2.75%, 3/15/2027	1,701,000	1,667,882
3.35%, 3/15/2032	1,778,000	1,661,079
4.95%, 6/15/2035	949,000	937,508
5.13%, 3/15/2031	1,962,000	2,024,627
5.15%, 3/15/2028	514,000	525,714
5.15%, 3/15/2029	1,146,000	1,178,684
5.30%, 3/15/2033 (a)	1,940,000	2,012,032
5.45%, 3/15/2034	1,699,000	1,765,074
5.63%, 6/15/2035	696,000	725,545
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	1,249,000	1,122,839
2.65%, 3/1/2030	2,620,000	2,432,303
Series B, 3.90%, 7/15/2027	2,670,000	2,654,861
FirstEnergy Transmission LLC:
4.75%, 1/15/2033 (b)	2,334,000	2,328,515
5.00%, 1/15/2035	158,000	157,869
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	2,282,000	2,049,419
Series A, 3.30%, 5/30/2027 (a)	1,543,000	1,526,274
4.40%, 5/15/2028	1,827,000	1,847,280
4.63%, 5/15/2030	1,457,000	1,483,838
4.80%, 5/15/2033	1,746,000	1,776,852
4.95%, 6/1/2035	363,000	369,218
5.00%, 8/1/2034 (a)	673,000	688,169
5.05%, 4/1/2028	1,231,000	1,263,018
5.10%, 4/1/2033 (a)	1,749,000	1,809,953
5.15%, 6/15/2029 (a)	1,811,000	1,879,293
5.30%, 6/15/2034	2,256,000	2,354,926
5.63%, 4/1/2034	864,000	921,707
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	817,000	773,650
4.00%, 10/1/2028	875,000	874,974
4.55%, 3/15/2030	11,000	11,176
4.65%, 5/16/2028	1,551,000	1,574,622
4.70%, 5/15/2032	1,934,000	1,959,277
4.85%, 3/15/2031	3,312,000	3,399,404

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 5/17/2033	$1,948,000	$1,986,902
5.00%, 2/23/2027	847,000	858,900
5.20%, 3/15/2035	1,166,000	1,195,943
5.25%, 3/15/2034	1,616,000	1,666,484
Idaho Power Co. 5.20%, 8/15/2034	519,000	535,271
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	471,184
Interstate Power & Light Co.:
2.30%, 6/1/2030	65,000	59,392
4.10%, 9/26/2028	1,349,000	1,346,100
4.95%, 9/30/2034	1,853,000	1,843,679
5.60%, 6/29/2035	1,271,000	1,320,429
5.70%, 10/15/2033	1,475,000	1,546,213
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030 (a)	1,930,000	1,889,431
5.75%, 4/1/2034	1,561,000	1,594,452
ITC Holdings Corp. 3.35%, 11/15/2027	672,000	660,240
Jersey Central Power & Light Co.:
4.15%, 1/15/2029 (b)	1,341,000	1,339,136
4.40%, 1/15/2031 (b)	2,036,000	2,029,505
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,227,000	1,285,172
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,574,000	1,646,955
MidAmerican Energy Co.:
3.10%, 5/1/2027 (a)	743,000	733,965
5.35%, 1/15/2034	1,849,000	1,927,749
6.75%, 12/30/2031	914,000	1,028,707
Mississippi Power Co. 3.95%, 3/30/2028	1,617,000	1,615,205
National Grid PLC:
5.42%, 1/11/2034	2,339,000	2,425,496
5.60%, 6/12/2028	1,718,000	1,777,700
5.81%, 6/12/2033	98,000	104,440
National Grid USA 5.80%, 4/1/2035 (a)	1,156,000	1,195,974
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031 (a)	1,208,000	1,032,550
Series MTN, 1.65%, 6/15/2031	1,569,000	1,352,745
2.40%, 3/15/2030 (a)	1,188,000	1,103,973
2.75%, 4/15/2032	1,551,000	1,400,181
3.40%, 2/7/2028 (a)	1,757,000	1,731,102
3.70%, 3/15/2029	371,000	365,431
3.90%, 11/1/2028 (a)	33,000	32,831
4.02%, 11/1/2032	1,717,000	1,663,258
4.12%, 9/16/2027 (a)	178,000	178,562
4.15%, 12/15/2032	1,155,000	1,127,615
Series D, 4.15%, 8/25/2028	4,875,000	4,887,772
4.75%, 2/7/2028	1,895,000	1,923,141
Security Description	Principal Amount	Value
4.80%, 3/15/2028	$1,666,000	$1,695,605
Series GMTN, 4.80%, 2/5/2027	835,000	843,141
Series GMTN, 4.85%, 2/7/2029	21,000	21,483
5.00%, 8/15/2034 (a)	823,000	837,888
Series GMTN, 5.00%, 2/7/2031	467,000	481,192
Series MTN, 5.05%, 9/15/2028	1,411,000	1,447,065
Series MTN, 5.10%, 5/6/2027	983,000	998,551
Series MTN, 5.60%, 11/13/2026 (a)	1,156,000	1,174,958
5.80%, 1/15/2033 (a)	1,428,000	1,532,558
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	1,280,000	1,344,205
Series MTN, 8.00%, 3/1/2032	1,944,000	2,305,059
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,811,000	1,674,215
Series CC, 3.70%, 5/1/2029	599,000	589,200
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (c)	1,013,000	1,026,169
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,099,000	1,068,799
1.90%, 6/15/2028	2,650,000	2,505,257
2.25%, 6/1/2030 (a)	3,380,000	3,085,568
2.44%, 1/15/2032	1,759,000	1,554,428
3.50%, 4/1/2029	1,000	978
3.55%, 5/1/2027	3,659,000	3,628,594
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (c)	2,541,000	2,475,493
4.63%, 7/15/2027	1,848,000	1,866,221
4.69%, 9/1/2027	4,944,000	4,998,928
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,300,000	2,235,255
4.85%, 2/4/2028 (a)	1,767,000	1,798,824
4.90%, 2/28/2028	2,178,000	2,216,289
4.90%, 3/15/2029	1,941,000	1,985,527
5.00%, 2/28/2030 (a)	1,310,000	1,350,335
5.00%, 7/15/2032	3,648,000	3,731,649
5.05%, 3/15/2030 (a)	1,713,000	1,763,945
5.05%, 2/28/2033 (a)	500,000	510,935
5.25%, 3/15/2034	3,814,000	3,917,207
5.30%, 3/15/2032	1,650,000	1,714,729
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	3,556,000	3,584,875
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (c)	7,969,000	8,248,792
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (a) (c)	1,772,000	1,909,312
Northern States Power Co. 5.05%, 5/15/2035	1,982,000	2,021,977

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
NSTAR Electric Co.:
3.20%, 5/15/2027	$896,000	$884,325
3.25%, 5/15/2029	4,800,000	4,649,808
3.95%, 4/1/2030	1,623,000	1,609,886
4.85%, 3/1/2030 (a)	1,343,000	1,375,783
5.20%, 3/1/2035	1,550,000	1,580,085
5.40%, 6/1/2034	3,596,000	3,738,150
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	1,183,000	1,023,674
Series P, 2.60%, 4/1/2030	1,430,000	1,329,113
5.00%, 6/1/2033	101,000	102,384
5.65%, 6/1/2034	1,044,000	1,090,134
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	1,048,000	1,008,155
3.80%, 8/15/2028	1,588,000	1,578,408
5.40%, 1/15/2033 (a)	1,824,000	1,907,959
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	1,420,000	1,332,059
3.70%, 11/15/2028	34,000	33,637
4.15%, 6/1/2032	1,781,000	1,740,625
4.30%, 5/15/2028	1,512,000	1,521,390
4.50%, 3/20/2027 (b)	1,938,000	1,951,508
4.55%, 9/15/2032	1,673,000	1,671,812
4.65%, 11/1/2029	59,000	59,940
5.35%, 4/1/2035 (b)	737,000	762,567
5.65%, 11/15/2033	1,751,000	1,862,136
7.00%, 5/1/2032	1,792,000	2,035,909
7.25%, 1/15/2033	1,595,000	1,840,072
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	2,208,000	2,123,191
2.50%, 2/1/2031	4,048,000	3,607,497
3.00%, 6/15/2028	1,557,000	1,500,855
3.15%, 1/1/2026	817,422	814,553
3.25%, 6/1/2031	1,811,000	1,666,374
3.30%, 3/15/2027	1,622,000	1,599,114
3.30%, 12/1/2027	2,027,507	1,984,240
3.75%, 7/1/2028	1,642,500	1,612,853
4.40%, 3/1/2032	2,228,000	2,170,206
4.55%, 7/1/2030	7,876,996	7,826,977
4.65%, 8/1/2028	1,040,000	1,043,255
5.00%, 6/4/2028	2,967,000	3,007,292
5.05%, 10/15/2032 (d)	2,800,000	2,794,680
5.45%, 6/15/2027	1,866,000	1,897,367
5.55%, 5/15/2029	1,187,000	1,222,076
5.70%, 3/1/2035	1,963,000	2,012,389
5.80%, 5/15/2034	2,065,000	2,140,352
5.90%, 6/15/2032 (a)	2,781,000	2,913,348
6.00%, 8/15/2035	1,829,000	1,915,201
6.10%, 1/15/2029	1,633,000	1,707,155
6.15%, 1/15/2033	1,824,000	1,932,127
6.40%, 6/15/2033 (a)	1,991,000	2,140,086
6.95%, 3/15/2034 (a)	1,791,000	1,985,592
PacifiCorp:
2.70%, 9/15/2030	2,731,000	2,524,017
Security Description	Principal Amount	Value
5.10%, 2/15/2029 (a)	$1,890,000	$1,937,874
5.30%, 2/15/2031	1,965,000	2,039,866
5.45%, 2/15/2034 (a)	2,251,000	2,305,317
7.70%, 11/15/2031	3,792,000	4,407,176
PECO Energy Co.:
4.88%, 9/15/2035 (a)	1,141,000	1,146,682
4.90%, 6/15/2033 (a)	1,579,000	1,614,717
Pinnacle West Capital Corp. 4.90%, 5/15/2028	1,985,000	2,016,581
Potomac Electric Power Co. 5.20%, 3/15/2034	2,250,000	2,317,950
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,926,000	1,952,637
5.00%, 5/15/2033	1,632,000	1,678,430
Progress Energy, Inc.:
7.00%, 10/30/2031	1,294,000	1,456,358
7.75%, 3/1/2031	1,552,000	1,788,075
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	1,618,000	1,415,653
Series 35, 1.90%, 1/15/2031	1,269,000	1,119,309
3.70%, 6/15/2028 (a)	1,390,000	1,380,812
Series 38, 4.10%, 6/1/2032 (a)	1,714,000	1,679,497
5.15%, 9/15/2035	1,218,000	1,234,272
5.35%, 5/15/2034	1,937,000	2,000,572
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	503,000	449,596
4.40%, 7/1/2028	1,502,000	1,516,464
5.35%, 10/1/2033	1,094,000	1,145,177
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	922,000	812,393
5.20%, 1/15/2035	100,000	101,266
5.25%, 1/15/2033	1,064,000	1,093,611
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	1,015,000	946,944
Series MTN, 3.00%, 5/15/2027	1,522,000	1,501,042
Series MTN, 3.10%, 3/15/2032	1,565,000	1,446,107
Series MTN, 3.20%, 5/15/2029	300,000	290,826
Series MTN, 3.65%, 9/1/2028	101,000	100,001
Series MTN, 3.70%, 5/1/2028	470,000	467,218
Series MTN, 4.65%, 3/15/2033	1,815,000	1,824,855
4.85%, 8/1/2034	1,286,000	1,295,323
4.90%, 8/15/2035	1,754,000	1,767,523
Series MTN, 4.90%, 12/15/2032 (a)	1,444,000	1,477,587

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series Q, 5.05%, 3/1/2035	$1,495,000	$1,526,754
5.20%, 8/1/2033	1,170,000	1,215,560
Series MTN, 5.20%, 3/1/2034	1,293,000	1,337,983
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	1,523,000	1,336,052
2.45%, 11/15/2031 (a)	1,575,000	1,398,379
4.90%, 3/15/2030	782,000	799,337
5.20%, 4/1/2029	73,000	75,321
5.40%, 3/15/2035	736,000	759,758
5.45%, 4/1/2034	1,478,000	1,529,907
5.88%, 10/15/2028	1,676,000	1,755,023
6.13%, 10/15/2033	1,811,000	1,955,482
Puget Energy, Inc.:
2.38%, 6/15/2028	290,000	275,236
4.10%, 6/15/2030 (a)	328,000	320,302
4.22%, 3/15/2032	1,806,000	1,728,234
5.73%, 3/15/2035	1,545,000	1,591,674
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,412,000	1,457,057
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	993,000	876,660
3.00%, 3/15/2032	2,806,000	2,570,801
4.95%, 8/15/2028	300,000	307,353
5.40%, 4/15/2035	1,373,000	1,419,833
Sempra:
3.25%, 6/15/2027	900,000	884,493
3.40%, 2/1/2028	1,627,000	1,595,989
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,808,000	1,765,801
5.50%, 8/1/2033 (a)	1,721,000	1,793,902
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (c)	2,112,000	2,148,960
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (a) (c)	8,741,000	9,059,697
Southern California Edison Co.:
2.25%, 6/1/2030	1,909,000	1,711,571
Series G, 2.50%, 6/1/2031	1,636,000	1,448,645
2.75%, 2/1/2032 (a)	1,846,000	1,623,742
Series B, 3.65%, 3/1/2028	1,636,000	1,606,748
Series A, 4.20%, 3/1/2029	1,821,000	1,799,239
Series D, 4.70%, 6/1/2027 (a)	703,000	705,840
4.88%, 2/1/2027	1,971,000	1,982,392
5.15%, 6/1/2029	1,863,000	1,895,155
5.20%, 6/1/2034	330,000	328,403
5.25%, 3/15/2030	1,928,000	1,966,560
5.30%, 3/1/2028	1,939,000	1,976,617
5.45%, 6/1/2031	1,899,000	1,954,318
5.45%, 3/1/2035	1,763,000	1,783,257
5.65%, 10/1/2028 (a)	1,737,000	1,790,656
Series 2004-G, 5.75%, 4/1/2035	1,296,000	1,334,841
5.85%, 11/1/2027	2,196,000	2,254,062
Security Description	Principal Amount	Value
5.95%, 11/1/2032	$1,170,000	$1,234,467
Series 2004-B, 6.00%, 1/15/2034 (a)	3,655,000	3,825,286
6.65%, 4/1/2029	1,592,000	1,669,021
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	1,922,000	1,815,041
Series A, 3.70%, 4/30/2030	1,608,000	1,568,379
4.85%, 6/15/2028	63,000	64,174
5.11%, 8/1/2027	1,492,000	1,517,991
5.20%, 6/15/2033	1,910,000	1,963,709
5.50%, 3/15/2029	1,799,000	1,871,446
5.70%, 10/15/2032	1,400,000	1,484,294
5.70%, 3/15/2034	1,864,000	1,970,229
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	120,000	128,000
Southern Power Co.:
Series A, 4.25%, 10/1/2030 (a)	1,500,000	1,490,730
Series B, 4.90%, 10/1/2035	1,025,000	1,010,957
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026 (a)	1,876,000	1,850,036
Series M, 4.10%, 9/15/2028	80,000	79,830
5.30%, 4/1/2033	1,426,000	1,457,058
Southwestern Public Service Co. 5.30%, 5/15/2035	1,249,000	1,276,028
System Energy Resources, Inc. 6.00%, 4/15/2028	1,538,000	1,599,797
Tampa Electric Co.:
4.90%, 3/1/2029 (a)	1,125,000	1,150,582
5.15%, 3/1/2035	1,555,000	1,576,335
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,805,000	1,579,592
3.25%, 5/15/2032	5,394,000	4,968,198
Union Electric Co.:
2.15%, 3/15/2032	1,568,000	1,365,508
2.95%, 6/15/2027	1,646,000	1,621,672
2.95%, 3/15/2030	1,277,000	1,214,121
3.50%, 3/15/2029	10,000	9,803
5.20%, 4/1/2034	1,847,000	1,902,964
5.25%, 4/15/2035	1,631,000	1,680,256
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,797,000	1,590,004
2.40%, 3/30/2032	1,650,000	1,457,709
Series A, 2.88%, 7/15/2029	1,607,000	1,534,701
Series B, 2.95%, 11/15/2026	1,085,000	1,070,982
Series A, 3.50%, 3/15/2027	1,774,000	1,760,464
Series B, 3.75%, 5/15/2027	1,525,000	1,518,015
Series A, 3.80%, 4/1/2028	1,447,000	1,440,734
Series C, 4.90%, 9/15/2035	3,486,000	3,467,664

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2033	$1,961,000	$1,996,122
5.00%, 1/15/2034	1,520,000	1,537,936
5.05%, 8/15/2034 (a)	1,899,000	1,925,928
5.15%, 3/15/2035 (a)	1,514,000	1,540,662
5.30%, 8/15/2033 (a)	1,061,000	1,100,193
WEC Energy Group, Inc.:
1.38%, 10/15/2027	844,000	799,800
1.80%, 10/15/2030	657,000	581,169
2.20%, 12/15/2028	25,000	23,583
4.75%, 1/15/2028	500,000	507,065
5.15%, 10/1/2027	53,000	53,998
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	663,000	625,302
4.15%, 10/15/2030	1,640,000	1,634,457
4.60%, 10/1/2034	409,000	407,000
5.63%, 5/15/2033	1,402,000	1,503,463
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	1,599,000	1,383,791
3.05%, 10/15/2027	550,000	539,264
3.95%, 9/1/2032	1,226,000	1,176,825
4.95%, 4/1/2033	900,000	912,222
5.38%, 3/30/2034	1,484,000	1,537,958
Wisconsin Public Service Corp. 4.55%, 12/1/2029	368,000	374,057
Xcel Energy, Inc.:
1.75%, 3/15/2027	107,000	103,381
2.35%, 11/15/2031	612,000	538,805
2.60%, 12/1/2029	1,749,000	1,634,808
3.35%, 12/1/2026	1,568,000	1,552,634
4.00%, 6/15/2028	1,635,000	1,633,218
4.60%, 6/1/2032	271,000	268,935
5.45%, 8/15/2033	1,515,000	1,568,995
5.50%, 3/15/2034	1,631,000	1,684,317
5.60%, 4/15/2035 (a)	3,565,000	3,699,365
		782,627,828
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,488,000	1,494,086
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,695,000	1,523,856
Emerson Electric Co.:
0.88%, 10/15/2026	1,341,000	1,299,483
1.80%, 10/15/2027	1,548,000	1,485,708
1.95%, 10/15/2030	1,738,000	1,566,546
2.00%, 12/21/2028	1,289,000	1,213,245
2.20%, 12/21/2031	1,716,000	1,522,144
5.00%, 3/15/2035	1,435,000	1,470,445
		11,575,513
ELECTRONICS — 0.9%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,622,000	1,601,498
5.41%, 7/1/2032	1,803,000	1,882,476
5.60%, 5/29/2034	627,000	654,594
Security Description	Principal Amount	Value
Amphenol Corp.:
2.20%, 9/15/2031 (a)	$1,666,000	$1,478,059
2.80%, 2/15/2030	1,869,000	1,768,766
4.35%, 6/1/2029 (a)	1,531,000	1,545,146
4.38%, 6/12/2028 (a)	2,038,000	2,056,424
5.00%, 1/15/2035 (a)	673,000	686,595
5.05%, 4/5/2027	938,000	952,989
5.05%, 4/5/2029	1,449,000	1,496,571
5.25%, 4/5/2034	1,903,000	1,984,448
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,939,000	1,731,585
3.88%, 1/12/2028	1,882,000	1,860,715
5.88%, 4/10/2034 (a)	1,861,000	1,948,523
Avnet, Inc.:
3.00%, 5/15/2031	5,361,000	4,856,101
5.50%, 6/1/2032	1,505,000	1,531,217
6.25%, 3/15/2028	1,987,000	2,066,679
Flex Ltd.:
4.88%, 6/15/2029	1,557,000	1,574,174
4.88%, 5/12/2030	1,776,000	1,793,511
5.25%, 1/15/2032 (a)	886,000	909,302
6.00%, 1/15/2028	1,655,000	1,710,575
Honeywell International, Inc.:
1.10%, 3/1/2027	1,323,000	1,270,887
1.75%, 9/1/2031 (a)	2,883,000	2,496,937
1.95%, 6/1/2030 (a)	1,256,000	1,137,710
2.50%, 11/1/2026	2,989,000	2,940,967
2.70%, 8/15/2029 (a)	1,632,000	1,554,284
4.25%, 1/15/2029	5,291,000	5,317,614
4.50%, 1/15/2034 (a)	1,497,000	1,483,347
4.65%, 7/30/2027	1,893,000	1,915,678
4.70%, 2/1/2030	2,712,000	2,764,776
4.75%, 2/1/2032	1,947,000	1,980,605
4.88%, 9/1/2029 (a)	1,681,000	1,729,093
4.95%, 2/15/2028	1,176,000	1,201,460
4.95%, 9/1/2031	1,637,000	1,693,198
5.00%, 2/15/2033	2,038,000	2,094,921
Hubbell, Inc.:
3.15%, 8/15/2027	276,000	271,261
3.50%, 2/15/2028	1,711,000	1,686,909
Jabil, Inc.:
3.00%, 1/15/2031 (a)	1,784,000	1,644,456
3.95%, 1/12/2028	4,982,000	4,948,222
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,535,000	1,459,631
4.60%, 4/6/2027	1,724,000	1,732,637
4.95%, 10/15/2034	966,000	971,487
5.35%, 7/30/2030 (a)	1,616,000	1,680,802
TD SYNNEX Corp.:
2.38%, 8/9/2028	874,000	829,627
2.65%, 8/9/2031	1,617,000	1,449,786
6.10%, 4/12/2034	1,743,000	1,849,794
Trimble, Inc.:
4.90%, 6/15/2028	1,021,000	1,039,705
6.10%, 3/15/2033	1,809,000	1,945,579

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tyco Electronics Group SA:
2.50%, 2/4/2032	$783,000	$700,636
3.13%, 8/15/2027	1,878,000	1,849,717
4.50%, 2/9/2031	1,649,000	1,669,349
4.63%, 2/1/2030	1,121,000	1,138,443
5.00%, 5/9/2035	1,299,000	1,315,952
Vontier Corp.:
2.40%, 4/1/2028	1,000,000	952,180
2.95%, 4/1/2031 (a)	1,844,000	1,684,494
		96,492,092
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,769,000	1,870,541
6.35%, 8/18/2028	1,969,000	2,078,851
MasTec, Inc. 5.90%, 6/15/2029	1,291,000	1,350,463
		5,299,855
ENVIRONMENTAL CONTROL — 0.6%
Republic Services, Inc.:
1.45%, 2/15/2031	1,350,000	1,169,492
1.75%, 2/15/2032 (a)	1,401,000	1,204,356
2.30%, 3/1/2030	3,483,000	3,221,566
2.38%, 3/15/2033 (a)	1,677,000	1,462,361
3.38%, 11/15/2027	5,248,000	5,188,278
3.95%, 5/15/2028	1,726,000	1,725,465
4.75%, 7/15/2030	1,284,000	1,315,137
5.00%, 11/15/2029 (a)	1,016,000	1,049,000
5.00%, 12/15/2033	1,839,000	1,898,841
5.00%, 4/1/2034 (a)	1,734,000	1,778,668
5.15%, 3/15/2035	1,623,000	1,676,413
Veralto Corp.:
5.35%, 9/18/2028	1,927,000	1,988,741
5.45%, 9/18/2033	1,524,000	1,592,732
Waste Connections, Inc.:
2.20%, 1/15/2032	1,807,000	1,588,949
2.60%, 2/1/2030	1,486,000	1,394,329
3.20%, 6/1/2032 (a)	2,243,000	2,079,485
3.50%, 5/1/2029 (a)	1,748,000	1,717,026
4.20%, 1/15/2033	325,000	318,822
4.25%, 12/1/2028	1,140,000	1,147,296
5.00%, 3/1/2034	1,941,000	1,981,004
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	1,956,000	1,829,916
1.50%, 3/15/2031 (a)	1,934,000	1,676,159
2.00%, 6/1/2029	1,642,000	1,528,571
3.15%, 11/15/2027	1,988,000	1,955,337
3.88%, 1/15/2029	2,009,000	1,997,227
4.15%, 4/15/2032	2,074,000	2,051,082
4.50%, 3/15/2028	1,977,000	2,001,119
4.63%, 2/15/2030 (a)	1,051,000	1,069,718
4.63%, 2/15/2033 (a)	1,490,000	1,506,330
4.65%, 3/15/2030	1,768,000	1,803,024
4.80%, 3/15/2032	1,840,000	1,878,566
Security Description	Principal Amount	Value
4.88%, 2/15/2029	$1,824,000	$1,873,449
4.88%, 2/15/2034 (a)	1,700,000	1,737,978
4.95%, 7/3/2027 (a)	1,387,000	1,411,439
4.95%, 7/3/2031 (a)	1,375,000	1,422,135
4.95%, 3/15/2035 (a)	236,000	239,689
		61,479,700
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,325,000	1,442,912
Campbell's Co.:
2.38%, 4/24/2030	1,964,000	1,795,017
4.15%, 3/15/2028	2,563,000	2,560,488
5.20%, 3/19/2027	1,810,000	1,837,693
5.20%, 3/21/2029	1,058,000	1,086,989
5.40%, 3/21/2034	1,463,000	1,498,668
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,597,000	1,504,773
4.85%, 11/1/2028 (a)	3,072,000	3,105,300
5.00%, 8/1/2030 (a)	1,409,000	1,423,358
5.30%, 10/1/2026	1,926,000	1,944,971
5.75%, 8/1/2035 (a)	1,926,000	1,961,169
7.00%, 10/1/2028	1,813,000	1,938,949
8.25%, 9/15/2030	1,611,000	1,855,550
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,834,000	1,627,968
3.50%, 10/1/2026 (a)	1,677,000	1,661,739
5.75%, 3/15/2035 (a)	1,940,000	1,975,289
General Mills, Inc.:
2.25%, 10/14/2031	1,125,000	991,204
2.88%, 4/15/2030	315,000	295,902
3.20%, 2/10/2027	1,859,000	1,837,194
4.20%, 4/17/2028	2,341,000	2,344,722
4.70%, 1/30/2027	1,319,000	1,329,262
4.88%, 1/30/2030	1,623,000	1,657,180
4.95%, 3/29/2033 (a)	2,033,000	2,060,730
5.25%, 1/30/2035 (a)	1,529,000	1,555,941
5.50%, 10/17/2028 (a)	1,926,000	1,998,822
Hershey Co.:
1.70%, 6/1/2030	1,686,000	1,509,746
2.45%, 11/15/2029	1,327,000	1,245,416
4.25%, 5/4/2028	50,000	50,507
4.50%, 5/4/2033	1,321,000	1,325,399
4.55%, 2/24/2028 (a)	540,000	548,721
4.75%, 2/24/2030	1,101,000	1,127,545
4.95%, 2/24/2032	1,268,000	1,306,763
5.10%, 2/24/2035 (a)	1,161,000	1,194,750
Hormel Foods Corp.:
1.70%, 6/3/2028	1,916,000	1,804,604
1.80%, 6/11/2030	1,846,000	1,657,671
4.80%, 3/30/2027	1,369,000	1,384,675
Ingredion, Inc.:
2.90%, 6/1/2030	1,312,000	1,230,499
3.20%, 10/1/2026	415,000	410,589
J.M. Smucker Co.:
2.13%, 3/15/2032	1,893,000	1,627,374

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 3/15/2030 (a)	$1,280,000	$1,182,003
3.38%, 12/15/2027 (a)	982,000	969,764
4.25%, 3/15/2035	520,000	490,672
5.90%, 11/15/2028 (a)	1,680,000	1,764,638
6.20%, 11/15/2033 (a)	1,655,000	1,796,668
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
3.00%, 2/2/2029	2,534,000	2,428,256
3.00%, 5/15/2032	1,855,000	1,657,832
3.63%, 1/15/2032	2,541,000	2,370,931
3.75%, 12/1/2031	1,819,000	1,718,246
5.75%, 4/1/2033	5,157,000	5,381,897
6.75%, 3/15/2034	2,896,000	3,201,760
Kellanova:
3.40%, 11/15/2027	1,614,000	1,594,971
4.30%, 5/15/2028 (a)	1,836,000	1,849,036
5.25%, 3/1/2033	17,000	17,619
Series B, 7.45%, 4/1/2031	1,457,000	1,669,649
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	917,000	889,829
3.88%, 5/15/2027	1,968,000	1,960,049
4.25%, 3/1/2031	1,891,000	1,862,597
4.63%, 1/30/2029	417,000	420,403
5.00%, 7/15/2035	1,091,000	1,083,908
5.20%, 3/15/2032 (a)	1,070,000	1,097,082
5.40%, 3/15/2035 (a)	1,951,000	1,993,005
6.75%, 3/15/2032	1,756,000	1,941,082
Kroger Co.:
1.70%, 1/15/2031 (a)	1,087,000	950,168
2.20%, 5/1/2030 (a)	1,284,000	1,174,372
2.65%, 10/15/2026	1,825,000	1,799,340
3.70%, 8/1/2027	1,304,000	1,297,623
4.50%, 1/15/2029 (a)	1,765,000	1,786,392
5.00%, 9/15/2034	1,254,000	1,264,120
7.50%, 4/1/2031	1,797,000	2,058,050
McCormick & Co., Inc.:
1.85%, 2/15/2031	767,000	671,739
2.50%, 4/15/2030	1,290,000	1,192,837
3.40%, 8/15/2027	1,738,000	1,718,048
4.70%, 10/15/2034	1,836,000	1,800,455
4.95%, 4/15/2033	1,674,000	1,702,575
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	100,000	86,743
1.88%, 10/15/2032 (a)	1,227,000	1,049,171
2.63%, 3/17/2027	1,458,000	1,428,388
2.75%, 4/13/2030	1,036,000	971,312
3.00%, 3/17/2032	1,209,000	1,107,940
4.13%, 5/7/2028	1,844,000	1,846,305
4.25%, 5/6/2028 (a)	1,724,000	1,731,413
4.50%, 5/6/2030 (a)	1,284,000	1,294,516
4.75%, 2/20/2029 (a)	1,693,000	1,729,924
5.13%, 5/6/2035 (a)	1,926,000	1,962,286
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,781,000	1,630,933
Security Description	Principal Amount	Value
4.25%, 4/15/2031	$1,823,000	$1,762,659
6.25%, 7/1/2033	1,988,000	2,119,168
6.88%, 5/15/2034	3,138,000	3,462,720
Sysco Corp.:
2.40%, 2/15/2030	1,044,000	966,379
2.45%, 12/14/2031	1,788,000	1,591,517
3.25%, 7/15/2027	1,882,000	1,857,026
5.40%, 3/23/2035 (a)	1,258,000	1,299,640
5.75%, 1/17/2029	1,743,000	1,823,161
5.95%, 4/1/2030	1,772,000	1,878,728
6.00%, 1/17/2034	1,642,000	1,779,534
Tyson Foods, Inc.:
3.55%, 6/2/2027	3,330,000	3,297,266
4.35%, 3/1/2029	1,574,000	1,575,684
4.88%, 8/15/2034 (a)	1,348,000	1,345,964
5.40%, 3/15/2029	1,403,000	1,450,983
5.70%, 3/15/2034 (a)	1,439,000	1,516,404
		159,039,429
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,604,000	1,585,554
Georgia-Pacific LLC:
7.75%, 11/15/2029 (a)	1,273,000	1,444,333
8.88%, 5/15/2031	1,669,000	2,034,928
Suzano Austria GmbH:
2.50%, 9/15/2028 (a)	1,946,000	1,839,671
3.13%, 1/15/2032 (a)	1,540,000	1,379,024
3.75%, 1/15/2031	3,355,000	3,174,401
5.00%, 1/15/2030	2,024,000	2,037,520
6.00%, 1/15/2029	2,911,000	3,015,359
		16,510,790
GAS — 0.6%
Atmos Energy Corp.:
2.63%, 9/15/2029	1,000	946
3.00%, 6/15/2027	400,000	394,576
5.20%, 8/15/2035	860,000	880,588
5.45%, 10/15/2032	2,076,000	2,190,346
5.90%, 11/15/2033	1,545,000	1,675,274
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	110,000	97,398
4.00%, 4/1/2028 (a)	1,696,000	1,688,622
4.40%, 7/1/2032	1,806,000	1,784,111
5.25%, 3/1/2028	1,858,000	1,905,955
5.40%, 3/1/2033	1,000	1,033
5.40%, 7/1/2034	1,703,000	1,758,194
National Fuel Gas Co.:
2.95%, 3/1/2031	1,329,000	1,214,161
3.95%, 9/15/2027 (a)	1,481,000	1,471,492
4.75%, 9/1/2028 (a)	1,676,000	1,690,162
5.50%, 3/15/2030	520,000	537,529
NiSource, Inc.:
1.70%, 2/15/2031	1,902,000	1,652,306

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 9/1/2029	$1,682,000	$1,604,611
3.49%, 5/15/2027	1,681,000	1,665,333
3.60%, 5/1/2030	100,000	96,865
5.20%, 7/1/2029 (a)	1,361,000	1,403,831
5.25%, 3/30/2028	1,908,000	1,957,055
5.35%, 4/1/2034 (a)	1,615,000	1,662,433
5.35%, 7/15/2035	1,829,000	1,868,305
5.40%, 6/30/2033	1,878,000	1,948,744
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	3,857,000	4,025,821
ONE Gas, Inc.:
2.00%, 5/15/2030 (a)	50,000	45,521
4.25%, 9/1/2032	2,156,000	2,133,319
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	780,000	704,410
3.50%, 6/1/2029	662,000	645,715
5.10%, 2/15/2035	33,000	33,584
5.40%, 6/15/2033	1,265,000	1,314,373
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	830,000	774,938
2.95%, 4/15/2027	1,824,000	1,796,476
5.05%, 9/1/2034	1,922,000	1,954,443
5.20%, 6/1/2033 (a)	1,626,000	1,678,552
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031 (a)	2,441,000	2,134,459
Series A, 4.05%, 9/15/2028	578,000	577,382
4.95%, 9/15/2034	3,784,000	3,797,017
Series B, 5.10%, 9/15/2035	1,211,000	1,214,439
5.15%, 9/15/2032 (a)	1,631,000	1,673,993
5.75%, 9/15/2033	1,954,000	2,070,244
Southwest Gas Corp.:
2.20%, 6/15/2030 (a)	290,000	263,462
3.70%, 4/1/2028	1,099,000	1,084,768
5.45%, 3/23/2028	1,920,000	1,973,453
5.80%, 12/1/2027 (a)	1,185,000	1,222,209
Spire Missouri, Inc.:
4.80%, 2/15/2033	1,644,000	1,658,369
Series 2034, 5.15%, 8/15/2034	380,000	391,366
		64,318,183
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	1,776,000	1,620,689
4.63%, 6/15/2028	1,928,000	1,941,862
Regal Rexnord Corp.:
6.30%, 2/15/2030	1,823,000	1,932,672
6.40%, 4/15/2033	4,738,000	5,084,774
Snap-on, Inc. 3.25%, 3/1/2027	3,960,000	3,914,183
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,595,000	1,452,646
Security Description	Principal Amount	Value
3.00%, 5/15/2032	$1,613,000	$1,451,974
4.25%, 11/15/2028	543,000	543,853
6.00%, 3/6/2028	1,550,000	1,611,256
		19,553,909
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
1.15%, 1/30/2028	1,120,000	1,054,637
1.40%, 6/30/2030 (a)	1,405,000	1,251,377
3.75%, 11/30/2026	2,512,000	2,510,794
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,574,000	1,428,232
2.30%, 3/12/2031	1,349,000	1,211,105
4.20%, 9/9/2027	1,439,000	1,441,173
4.75%, 9/9/2034	1,339,000	1,333,403
Baxter International, Inc.:
1.73%, 4/1/2031	1,603,000	1,378,436
1.92%, 2/1/2027	3,254,000	3,155,404
2.27%, 12/1/2028	2,036,000	1,910,929
2.54%, 2/1/2032	2,924,000	2,563,939
3.95%, 4/1/2030	2,534,000	2,485,018
Boston Scientific Corp.:
2.65%, 6/1/2030 (a)	2,090,000	1,955,320
4.00%, 3/1/2028	665,000	666,549
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,810,000	1,664,512
DH Europe Finance II SARL 2.60%, 11/15/2029	1,696,000	1,597,666
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,431,000	1,435,679
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	1,713,000	1,746,986
4.80%, 1/15/2031	1,149,000	1,168,062
5.50%, 6/15/2035	1,024,000	1,061,192
5.65%, 11/15/2027	4,933,000	5,085,380
5.86%, 3/15/2030	4,266,000	4,521,150
5.91%, 11/22/2032 (a)	3,144,000	3,381,844
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	15,728,000	15,844,387
4.50%, 3/30/2033	1,738,000	1,738,765
Revvity, Inc.:
1.90%, 9/15/2028	1,239,000	1,154,921
2.25%, 9/15/2031	541,000	469,842
2.55%, 3/15/2031	1,965,000	1,758,027
3.30%, 9/15/2029	1,606,000	1,536,621
Smith & Nephew PLC:
2.03%, 10/14/2030	2,239,000	2,002,920
5.15%, 3/20/2027	1,559,000	1,580,249
5.40%, 3/20/2034	1,333,000	1,375,776
Solventum Corp.:
5.40%, 3/1/2029 (a)	1,009,000	1,041,338
5.45%, 2/25/2027	603,000	612,769
5.45%, 3/13/2031	2,014,000	2,101,770
5.60%, 3/23/2034	3,887,000	4,049,477

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	$1,324,000	$1,205,965
Stryker Corp.:
1.95%, 6/15/2030	2,042,000	1,845,927
3.65%, 3/7/2028 (a)	1,860,000	1,843,390
4.55%, 2/10/2027 (a)	1,777,000	1,791,412
4.63%, 9/11/2034 (a)	1,383,000	1,376,445
4.70%, 2/10/2028	1,867,000	1,894,184
4.85%, 12/8/2028 (a)	1,469,000	1,504,403
4.85%, 2/10/2030	2,460,000	2,521,967
5.20%, 2/10/2035	1,805,000	1,860,756
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	1,852,000	1,733,102
2.00%, 10/15/2031 (a)	555,000	490,415
2.60%, 10/1/2029	1,656,000	1,565,533
4.20%, 3/1/2031 (d)	2,000,000	1,997,447
4.47%, 10/7/2032 (d)	2,000,000	2,000,308
4.79%, 10/7/2035 (d)	1,400,000	1,400,540
4.80%, 11/21/2027	1,962,000	1,995,177
4.95%, 11/21/2032 (a)	1,706,000	1,763,543
4.98%, 8/10/2030 (a)	1,681,000	1,739,885
5.00%, 12/5/2026 (a)	1,818,000	1,838,889
5.00%, 1/31/2029 (a)	1,778,000	1,828,975
5.09%, 8/10/2033 (a)	1,303,000	1,350,533
5.20%, 1/31/2034 (a)	1,952,000	2,030,802
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	1,566,000	1,406,456
4.70%, 2/19/2027	2,338,000	2,356,400
5.05%, 2/19/2030	1,343,000	1,381,114
5.20%, 9/15/2034 (a)	1,833,000	1,875,251
5.35%, 12/1/2028 (a)	812,000	841,110
5.50%, 2/19/2035 (a)	1,120,000	1,167,768
		127,883,346
HEALTH CARE SERVICES — 2.7%
Adventist Health System:
Series 2025, 4.74%, 12/1/2030	500,000	500,150
5.43%, 3/1/2032 (a)	1,762,000	1,811,477
5.76%, 12/1/2034	1,976,000	2,034,312
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030 (a)	1,617,000	1,482,838
3.83%, 8/15/2028	799,000	794,733
Ascension Health Series B, 2.53%, 11/15/2029	1,697,000	1,594,654
Banner Health:
1.90%, 1/1/2031	1,605,000	1,425,063
2.34%, 1/1/2030	1,617,000	1,497,698
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,284,000	1,139,152
Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	$1,852,000	$1,798,940
Series 2018, 4.30%, 7/1/2028	9,000	9,019
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	673,000	602,907
Centene Corp.:
2.45%, 7/15/2028	4,683,000	4,357,063
2.50%, 3/1/2031	4,262,000	3,673,375
2.63%, 8/1/2031	2,703,000	2,323,472
3.00%, 10/15/2030	4,571,000	4,084,600
3.38%, 2/15/2030	3,735,000	3,438,740
4.25%, 12/15/2027	4,639,000	4,560,183
4.63%, 12/15/2029	7,608,000	7,378,923
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,959,000	1,962,526
Cigna Group:
2.38%, 3/15/2031	2,896,000	2,605,937
2.40%, 3/15/2030	100,000	92,313
3.05%, 10/15/2027	1,090,000	1,068,571
3.40%, 3/1/2027	2,068,000	2,048,726
4.38%, 10/15/2028	9,255,000	9,300,627
4.50%, 9/15/2030	4,456,000	4,470,348
4.88%, 9/15/2032	3,182,000	3,214,075
5.00%, 5/15/2029 (a)	1,631,000	1,673,732
5.13%, 5/15/2031	1,468,000	1,519,248
5.25%, 2/15/2034	2,224,000	2,290,075
5.40%, 3/15/2033 (a)	1,805,000	1,881,586
CommonSpirit Health:
2.78%, 10/1/2030	2,327,000	2,152,871
3.35%, 10/1/2029	1,746,000	1,683,057
5.21%, 12/1/2031 (a)	1,366,000	1,412,321
5.32%, 12/1/2034	1,977,000	2,012,230
6.07%, 11/1/2027 (a)	1,855,000	1,923,171
Elevance Health, Inc.:
2.55%, 3/15/2031	2,384,000	2,165,125
2.88%, 9/15/2029 (a)	1,944,000	1,846,256
3.65%, 12/1/2027	2,507,000	2,488,824
4.00%, 9/15/2028	2,766,000	2,753,664
4.10%, 3/1/2028	1,593,000	1,592,108
4.10%, 5/15/2032	1,888,000	1,830,812
4.60%, 9/15/2032	2,986,000	2,967,845
4.75%, 2/15/2030 (a)	1,568,000	1,594,092
4.75%, 2/15/2033	1,941,000	1,946,629
4.95%, 11/1/2031	1,211,000	1,233,004
5.15%, 6/15/2029	2,860,000	2,942,911
5.20%, 2/15/2035 (a)	1,759,000	1,792,333
5.38%, 6/15/2034 (a)	2,012,000	2,074,332
5.50%, 10/15/2032 (a)	1,849,000	1,941,838
5.95%, 12/15/2034	307,000	327,382
HCA, Inc.:
2.38%, 7/15/2031	1,749,000	1,551,468
3.13%, 3/15/2027	2,387,000	2,353,773
3.50%, 9/1/2030 (a)	5,261,000	5,024,781

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 3/15/2032 (a)	$3,736,000	$3,506,311
4.13%, 6/15/2029	3,933,000	3,898,704
5.00%, 3/1/2028 (a)	1,102,000	1,121,627
5.20%, 6/1/2028 (a)	4,908,000	5,026,332
5.25%, 3/1/2030	1,600,000	1,651,680
5.45%, 4/1/2031	6,574,000	6,834,265
5.45%, 9/15/2034	2,265,000	2,322,191
5.50%, 3/1/2032	1,624,000	1,690,925
5.50%, 6/1/2033 (a)	2,453,000	2,550,090
5.60%, 4/1/2034	2,650,000	2,751,760
5.63%, 9/1/2028	2,995,000	3,089,971
5.88%, 2/1/2029	2,225,000	2,317,093
Humana, Inc.:
2.15%, 2/3/2032	2,642,000	2,251,697
3.13%, 8/15/2029	1,813,000	1,725,287
3.70%, 3/23/2029	1,757,000	1,716,835
4.88%, 4/1/2030	500,000	506,275
5.38%, 4/15/2031	2,818,000	2,899,412
5.55%, 5/1/2035	1,142,000	1,163,390
5.75%, 3/1/2028	1,718,000	1,772,804
5.75%, 12/1/2028 (a)	1,990,000	2,074,555
5.88%, 3/1/2033 (a)	1,375,000	1,446,294
5.95%, 3/15/2034	1,685,000	1,771,019
Icon Investments Six DAC:
5.81%, 5/8/2027	1,911,000	1,950,940
5.85%, 5/8/2029	1,690,000	1,763,954
6.00%, 5/8/2034 (a)	1,650,000	1,731,543
IQVIA, Inc.:
5.70%, 5/15/2028	1,461,000	1,507,168
6.25%, 2/1/2029	2,386,000	2,512,601
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,736,000	1,715,706
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031 (a)	1,401,000	1,275,611
2.95%, 12/1/2029	1,241,000	1,176,555
3.60%, 9/1/2027	1,963,000	1,947,610
4.35%, 4/1/2030	1,143,000	1,143,457
4.55%, 4/1/2032 (a)	1,241,000	1,233,579
4.80%, 10/1/2034	1,821,000	1,805,358
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	1,547,000	1,303,007
OhioHealth Corp. 2.30%, 11/15/2031	830,000	742,576
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	794,000	681,395
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,603,000	1,499,959
Series H, 2.75%, 10/1/2026	1,324,000	1,302,737
5.37%, 10/1/2032	3,289,000	3,387,736
5.40%, 10/1/2033	1,951,000	2,007,364
Security Description	Principal Amount	Value
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	$200,000	$183,872
2.95%, 6/30/2030 (a)	1,620,000	1,526,072
4.20%, 6/30/2029 (a)	1,921,000	1,922,652
4.60%, 12/15/2027	3,084,000	3,121,656
5.00%, 12/15/2034 (a)	80,000	80,929
6.40%, 11/30/2033 (a)	1,713,000	1,900,299
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	675,000	666,185
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	2,304,000	2,293,010
4.89%, 6/1/2028	677,000	688,834
Stanford Health Care Series 2020, 3.31%, 8/15/2030 (a)	1,586,000	1,526,620
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,697,000	1,551,211
Series 2018, 3.70%, 8/15/2028 (a)	906,000	897,991
5.16%, 8/15/2033	1,831,000	1,880,931
Series 2025, 5.21%, 8/15/2032	1,849,000	1,917,136
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	2,070,000	1,875,627
2.30%, 5/15/2031 (a)	2,769,000	2,481,079
2.88%, 8/15/2029	1,864,000	1,778,181
2.95%, 10/15/2027	4,190,000	4,107,415
3.38%, 4/15/2027 (a)	1,873,000	1,856,180
3.45%, 1/15/2027	924,000	918,696
3.85%, 6/15/2028 (a)	2,207,000	2,198,481
3.88%, 12/15/2028	2,370,000	2,357,368
4.00%, 5/15/2029	1,243,000	1,239,147
4.20%, 5/15/2032	2,649,000	2,609,848
4.25%, 1/15/2029	6,195,000	6,217,116
4.40%, 6/15/2028	1,034,000	1,043,802
4.50%, 4/15/2033	2,680,000	2,650,359
4.60%, 4/15/2027	1,577,000	1,590,373
4.63%, 7/15/2035 (a)	60,000	59,195
4.65%, 1/15/2031	1,824,000	1,848,496
4.70%, 4/15/2029	1,420,000	1,445,390
4.80%, 1/15/2030 (a)	2,295,500	2,345,680
4.90%, 4/15/2031	1,867,000	1,914,272
4.95%, 1/15/2032	2,944,000	3,014,420
5.00%, 4/15/2034	2,125,000	2,158,107
5.15%, 7/15/2034	4,133,000	4,238,309
5.25%, 2/15/2028	1,736,000	1,782,577
5.30%, 2/15/2030	2,054,000	2,137,166
5.30%, 6/15/2035 (a)	1,604,000	1,658,167
5.35%, 2/15/2033 (a)	3,805,000	3,976,872
Universal Health Services, Inc.:
2.65%, 10/15/2030	1,628,000	1,469,628
2.65%, 1/15/2032	1,955,000	1,700,127
4.63%, 10/15/2029	1,917,000	1,914,930
5.05%, 10/15/2034 (a)	1,765,000	1,722,305

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UPMC 5.04%, 5/15/2033 (a)	$1,925,000	$1,960,574
		297,450,548
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	1,478,000	1,436,335
1.40%, 10/15/2027	1,814,000	1,721,232
4.85%, 10/15/2030 (a)	1,769,000	1,804,380
5.00%, 10/15/2034 (a)	1,876,000	1,895,942
Lennar Corp.:
4.75%, 11/29/2027	1,438,000	1,451,546
5.00%, 6/15/2027	1,935,000	1,951,583
5.20%, 7/30/2030	1,801,000	1,856,471
MDC Holdings, Inc. 2.50%, 1/15/2031	1,778,000	1,570,365
Meritage Homes Corp.:
5.13%, 6/6/2027	1,826,000	1,842,471
5.65%, 3/15/2035 (a)	1,525,000	1,549,217
NVR, Inc. 3.00%, 5/15/2030	169,000	159,739
PulteGroup, Inc.:
6.38%, 5/15/2033	1,473,000	1,607,647
7.88%, 6/15/2032	1,844,000	2,173,209
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	200,000	195,918
4.35%, 2/15/2028 (a)	1,724,000	1,727,120
4.88%, 3/15/2027	885,000	891,071
5.60%, 6/15/2035 (a)	1,739,000	1,782,840
		25,617,086
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,742,000	1,707,944
4.40%, 3/15/2029 (a)	1,806,000	1,779,939
		3,487,883
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	98,856
3.25%, 8/15/2032 (a)	1,787,000	1,675,884
4.20%, 5/1/2030	1,009,000	1,017,274
4.60%, 3/1/2033	1,671,000	1,705,439
Conopco, Inc. Series E, 7.25%, 12/15/2026 (a)	1,833,000	1,902,306
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	827,000	730,076
2.38%, 12/1/2029	389,000	361,953
2.60%, 4/15/2030 (a)	1,365,000	1,272,358
3.15%, 3/15/2027 (a)	1,806,000	1,784,093
4.38%, 5/15/2028 (a)	1,273,000	1,282,204
4.65%, 5/15/2033 (a)	1,862,000	1,866,916
5.00%, 2/14/2034 (a)	1,262,000	1,279,630
Haleon U.S. Capital LLC:
3.38%, 3/24/2027 (a)	3,420,000	3,386,005
3.38%, 3/24/2029	2,021,000	1,969,020
Security Description	Principal Amount	Value
3.63%, 3/24/2032	$4,328,000	$4,100,607
Kenvue, Inc. 4.85%, 5/22/2032	1,905,000	1,931,842
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	1,951,000	1,707,944
1.90%, 2/1/2027	1,733,000	1,690,854
1.95%, 4/23/2031	1,918,000	1,725,740
2.30%, 2/1/2032 (a)	1,516,000	1,380,454
2.45%, 11/3/2026	617,000	607,961
2.80%, 3/25/2027	1,718,000	1,693,914
2.85%, 8/11/2027	1,355,000	1,333,672
3.00%, 3/25/2030	2,752,000	2,642,113
3.95%, 1/26/2028	660,000	663,828
4.05%, 5/1/2030	1,612,000	1,619,173
4.05%, 1/26/2033 (a)	439,000	438,636
4.15%, 10/24/2029	767,000	775,337
4.35%, 1/29/2029 (a)	1,243,000	1,264,019
4.55%, 1/29/2034	760,000	771,962
4.55%, 10/24/2034	1,983,000	2,007,351
4.60%, 5/1/2035 (a)	2,366,000	2,401,395
5.80%, 8/15/2034	1,300,000	1,426,243
Unilever Capital Corp.:
1.38%, 9/14/2030	1,914,000	1,688,684
1.75%, 8/12/2031 (a)	1,797,000	1,575,771
2.13%, 9/6/2029	1,946,000	1,812,563
2.90%, 5/5/2027	1,734,000	1,709,689
3.50%, 3/22/2028	2,322,000	2,301,334
4.25%, 8/12/2027	465,000	468,525
4.63%, 8/12/2034	667,000	670,355
5.90%, 11/15/2032	2,630,000	2,884,268
		63,626,248
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,496,000	1,294,758
2.65%, 4/30/2030	1,106,000	1,026,390
5.75%, 3/15/2033	1,545,000	1,631,999
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	374,000	331,114
3.15%, 8/1/2027	1,546,000	1,525,191
5.60%, 11/15/2032 (a)	1,765,000	1,871,412
Clorox Co.:
1.80%, 5/15/2030 (a)	1,629,000	1,460,806
3.10%, 10/1/2027	1,617,000	1,587,878
3.90%, 5/15/2028	879,000	876,073
4.60%, 5/1/2032 (a)	1,361,000	1,375,944
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,400,000	1,328,894
2.00%, 11/2/2031	227,000	202,361
3.10%, 3/26/2030	1,868,000	1,792,738
3.20%, 4/25/2029	400,000	389,976
3.95%, 11/1/2028	1,278,000	1,278,754
4.50%, 2/16/2033	1,561,000	1,582,682
		19,556,970

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	$1,433,000	$1,727,209
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	920,000	927,921
Aflac, Inc.:
2.88%, 10/15/2026	1,853,000	1,831,894
3.60%, 4/1/2030	1,570,000	1,538,255
Alleghany Corp. 3.63%, 5/15/2030	200,000	195,298
Allstate Corp.:
3.28%, 12/15/2026 (a)	1,987,000	1,967,090
5.05%, 6/24/2029	1,080,000	1,110,488
5.25%, 3/30/2033 (a)	1,074,000	1,113,878
5.35%, 6/1/2033	271,000	282,526
5.55%, 5/9/2035	1,227,000	1,285,197
American Financial Group, Inc.:
5.00%, 9/23/2035	635,000	621,735
5.25%, 4/2/2030 (a)	469,000	488,524
American International Group, Inc.:
3.40%, 6/30/2030	1,934,000	1,851,902
4.85%, 5/7/2030	2,057,000	2,105,237
5.13%, 3/27/2033	1,312,000	1,348,631
5.45%, 5/7/2035 (a)	1,065,000	1,109,389
American National Group, Inc.:
5.00%, 6/15/2027	1,822,000	1,837,013
5.75%, 10/1/2029	1,472,000	1,522,475
6.00%, 7/15/2035	1,849,000	1,888,920
Aon Corp.:
2.80%, 5/15/2030	2,024,000	1,900,759
3.75%, 5/2/2029	1,975,000	1,946,185
4.50%, 12/15/2028	282,000	284,786
8.21%, 1/1/2027	1,033,000	1,081,251
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	1,945,000	1,708,157
2.60%, 12/2/2031	775,000	697,640
2.85%, 5/28/2027	221,000	216,759
5.00%, 9/12/2032 (a)	404,000	415,546
5.35%, 2/28/2033 (a)	2,517,000	2,627,975
Aon North America, Inc.:
5.13%, 3/1/2027 (a)	1,745,000	1,769,919
5.15%, 3/1/2029	1,748,000	1,799,024
5.30%, 3/1/2031	420,000	437,863
5.45%, 3/1/2034	4,000,000	4,166,960
Arch Capital Finance LLC 4.01%, 12/15/2026	740,000	738,757
Arch Capital Group Ltd. 7.35%, 5/1/2034	1,077,000	1,252,723
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	3,022,000	2,685,319
4.60%, 12/15/2027	1,200,000	1,212,132
4.85%, 12/15/2029 (a)	1,960,000	1,999,984
5.00%, 2/15/2032	902,000	919,643
Security Description	Principal Amount	Value
5.15%, 2/15/2035	$555,000	$561,549
5.45%, 7/15/2034 (a)	936,000	968,741
6.50%, 2/15/2034 (a)	1,811,000	2,006,769
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,489,000	1,557,568
Assurant, Inc. 2.65%, 1/15/2032	2,007,000	1,762,286
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	1,845,000	1,732,547
6.13%, 9/15/2028	606,000	637,354
Athene Holding Ltd.:
3.50%, 1/15/2031	949,000	900,212
4.13%, 1/12/2028	4,569,000	4,559,634
5.88%, 1/15/2034 (a)	1,789,000	1,870,972
6.15%, 4/3/2030	672,000	716,748
6.65%, 2/1/2033 (a)	1,412,000	1,535,762
5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (a) (c)	1,949,000	1,997,043
AXA SA 8.60%, 12/15/2030	1,936,000	2,302,891
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	1,013,000	997,299
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	989,000	962,050
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	663,000	659,440
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	665,000	588,299
2.30%, 3/15/2027 (a)	800,000	783,472
2.88%, 3/15/2032	1,594,000	1,491,155
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,777,000	1,753,615
5.63%, 5/15/2030 (a)	1,890,000	1,939,272
Brown & Brown, Inc.:
2.38%, 3/15/2031	536,000	476,976
4.20%, 3/17/2032 (a)	1,242,000	1,199,996
4.50%, 3/15/2029	2,075,000	2,081,308
4.60%, 12/23/2026 (a)	500,000	502,420
4.70%, 6/23/2028 (a)	715,000	722,243
4.90%, 6/23/2030	949,000	962,058
5.25%, 6/23/2032 (a)	1,249,000	1,281,961
5.55%, 6/23/2035 (a)	2,711,000	2,787,667
5.65%, 6/11/2034	848,000	879,613
Chubb INA Holdings LLC:
1.38%, 9/15/2030	1,889,000	1,656,049
4.65%, 8/15/2029 (a)	1,221,000	1,245,640
4.90%, 8/15/2035	2,257,000	2,270,091
5.00%, 3/15/2034	3,247,000	3,329,149
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,278,000	1,377,134
6.92%, 5/15/2028	1,938,000	2,074,144
CNA Financial Corp.:
2.05%, 8/15/2030	1,036,000	926,205
3.45%, 8/15/2027	1,051,000	1,038,661

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 5/1/2029	$908,000	$896,459
5.13%, 2/15/2034	1,559,000	1,573,374
5.20%, 8/15/2035	1,301,000	1,303,784
5.50%, 6/15/2033	1,114,000	1,155,519
CNO Financial Group, Inc.:
5.25%, 5/30/2029	470,000	478,225
6.45%, 6/15/2034	1,806,000	1,917,575
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,607,000	2,585,179
3.85%, 4/5/2029	1,934,000	1,906,247
3.90%, 4/5/2032 (a)	2,677,000	2,554,500
5.75%, 1/15/2034 (a)	1,924,000	2,023,971
6.05%, 9/15/2033	1,423,000	1,521,087
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	1,361,000	1,396,767
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	1,455,000	1,491,273
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	500,000	496,170
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	1,693,000	1,513,339
4.95%, 6/1/2029 (a)	1,473,000	1,487,097
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,292,000	2,300,549
5.59%, 1/11/2033	1,411,000	1,485,769
Essent Group Ltd. 6.25%, 7/1/2029	1,306,000	1,368,153
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	1,661,000	1,695,051
6.50%, 6/4/2029	1,189,000	1,240,377
7.40%, 1/13/2028	1,407,000	1,477,744
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	1,683,000	1,589,274
4.63%, 4/29/2030	1,085,000	1,088,776
4.85%, 4/17/2028	1,813,000	1,836,279
5.63%, 8/16/2032	1,573,000	1,636,376
5.75%, 5/20/2035 (b)	1,043,000	1,081,581
6.00%, 12/7/2033	1,079,000	1,147,592
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (a)	979,000	867,472
3.40%, 6/15/2030	1,410,000	1,337,935
4.50%, 8/15/2028 (a)	768,000	771,471
First American Financial Corp.:
2.40%, 8/15/2031	1,299,000	1,131,819
4.00%, 5/15/2030 (a)	1,461,000	1,413,065
Globe Life, Inc.:
4.55%, 9/15/2028	640,000	645,498
4.80%, 6/15/2032	1,893,000	1,903,052
5.85%, 9/15/2034	818,000	858,581
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	342,000	308,782
5.50%, 9/1/2035	1,017,000	1,028,543
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	948,000	897,936
Security Description	Principal Amount	Value
Horace Mann Educators Corp.:
4.70%, 10/1/2030	$1,750,000	$1,732,938
7.25%, 9/15/2028	1,788,000	1,918,399
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,541,000	1,394,790
5.17%, 6/8/2027	501,000	507,548
5.67%, 6/8/2032	1,535,000	1,594,374
Kemper Corp. 3.80%, 2/23/2032	1,515,000	1,398,890
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,327,000	1,260,385
3.40%, 1/15/2031	190,000	179,457
3.40%, 3/1/2032	1,816,000	1,680,072
3.63%, 12/12/2026 (a)	668,000	663,224
3.80%, 3/1/2028 (a)	560,000	553,829
5.85%, 3/15/2034	1,282,000	1,342,844
Loews Corp. 3.20%, 5/15/2030	1,063,000	1,016,653
Manulife Financial Corp.:
2.48%, 5/19/2027	1,448,000	1,411,684
3.70%, 3/16/2032	1,749,000	1,675,262
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	1,893,000	1,879,825
Markel Group, Inc.:
3.35%, 9/17/2029 (a)	1,619,000	1,563,679
3.50%, 11/1/2027	1,381,000	1,362,702
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,541,000	1,396,624
2.38%, 12/15/2031	1,810,000	1,610,031
4.38%, 3/15/2029	4,165,000	4,202,610
4.55%, 11/8/2027	1,345,000	1,360,145
4.65%, 3/15/2030 (a)	1,627,000	1,655,245
4.85%, 11/15/2031	1,827,000	1,868,820
5.00%, 3/15/2035	2,342,000	2,369,589
5.15%, 3/15/2034 (a)	1,557,000	1,610,514
5.40%, 9/15/2033	1,250,000	1,311,063
5.75%, 11/1/2032	1,726,000	1,853,016
5.88%, 8/1/2033	257,000	277,689
Mercury General Corp. 4.40%, 3/15/2027 (a)	1,606,000	1,599,158
MetLife, Inc.:
4.55%, 3/23/2030 (a)	3,645,000	3,706,017
5.30%, 12/15/2034 (a)	784,000	815,917
5.38%, 7/15/2033 (a)	1,995,000	2,101,114
5.70%, 6/15/2035 (a)	1,711,000	1,832,224
6.38%, 6/15/2034	1,682,000	1,876,944
6.50%, 12/15/2032 (a)	4,040,000	4,569,886
MGIC Investment Corp. 5.25%, 8/15/2028 (a)	1,264,000	1,262,559
NMI Holdings, Inc. 6.00%, 8/15/2029 (a)	1,037,000	1,073,575
Old Republic International Corp. 5.75%, 3/28/2034 (a)	1,555,000	1,620,885

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PartnerRe Finance B LLC:
3.70%, 7/2/2029	$22,000	$21,527
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	2,412,000	2,292,461
Primerica, Inc. 2.80%, 11/19/2031	567,000	512,330
Principal Financial Group, Inc.:
2.13%, 6/15/2030	784,000	710,084
3.10%, 11/15/2026	1,982,000	1,960,000
3.70%, 5/15/2029	1,839,000	1,803,139
5.38%, 3/15/2033 (a)	588,000	611,067
Progressive Corp.:
2.45%, 1/15/2027	1,930,000	1,894,835
2.50%, 3/15/2027	883,000	865,163
3.00%, 3/15/2032	197,000	181,841
3.20%, 3/26/2030	246,000	236,792
4.95%, 6/15/2033 (a)	1,855,000	1,907,997
6.25%, 12/1/2032	1,896,000	2,108,636
6.63%, 3/1/2029	1,620,000	1,747,202
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	2,681,000	2,498,692
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	1,343,000	1,327,206
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (a) (c)	5,501,000	5,501,385
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (c)	1,125,000	1,145,531
Series MTN, 5.75%, 7/15/2033	6,000	6,516
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (c)	3,427,000	3,568,844
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	6,238,000	6,710,154
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,830,000	1,754,805
3.63%, 3/24/2032	1,794,000	1,712,212
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,686,000	1,593,388
3.90%, 5/15/2029 (a)	1,482,000	1,463,608
5.75%, 9/15/2034	1,310,000	1,368,347
6.00%, 9/15/2033	100,000	106,656
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	90,000	88,911
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	3,099,000	3,253,981
5.80%, 4/1/2035	600,000	629,082
SiriusPoint Ltd. 7.00%, 4/5/2029	1,548,000	1,636,731
Stewart Information Services Corp. 3.60%, 11/15/2031	7,344,000	6,575,157
Travelers Cos., Inc. 5.05%, 7/24/2035	780,000	793,861
Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033	$1,835,000	$2,059,512
Unum Group 4.00%, 6/15/2029	1,339,000	1,321,740
Willis North America, Inc.:
2.95%, 9/15/2029	2,270,000	2,156,114
4.50%, 9/15/2028	2,204,000	2,224,585
4.65%, 6/15/2027 (a)	105,000	105,789
5.35%, 5/15/2033	1,541,000	1,593,086
		294,282,345
INTERNET — 1.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	4,268,000	3,840,901
3.40%, 12/6/2027 (a)	3,801,000	3,753,830
4.50%, 11/28/2034	1,055,000	1,045,262
4.88%, 5/26/2030 (b)	2,598,000	2,676,615
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	625,000	592,981
1.10%, 8/15/2030 (a)	4,382,000	3,837,317
4.50%, 5/15/2035 (a)	3,298,000	3,302,683
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	1,876,000	1,800,679
1.50%, 6/3/2030	3,318,000	2,969,643
1.65%, 5/12/2028 (a)	4,577,000	4,336,433
2.10%, 5/12/2031	11,695,000	10,520,939
3.15%, 8/22/2027 (a)	6,112,000	6,046,296
3.30%, 4/13/2027	8,827,000	8,763,004
3.45%, 4/13/2029	2,168,000	2,136,672
3.60%, 4/13/2032 (a)	4,074,000	3,939,802
4.55%, 12/1/2027	3,111,000	3,158,474
4.65%, 12/1/2029 (a)	2,310,000	2,370,106
4.70%, 12/1/2032	4,524,000	4,648,229
4.80%, 12/5/2034	1,983,000	2,047,904
AppLovin Corp.:
5.13%, 12/1/2029	1,921,000	1,964,876
5.38%, 12/1/2031	1,627,000	1,683,278
5.50%, 12/1/2034	1,431,000	1,476,577
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,041,000	1,006,949
2.38%, 10/9/2030	1,800,000	1,651,716
2.38%, 8/23/2031 (a)	1,091,000	985,719
3.63%, 7/6/2027 (a)	1,968,000	1,953,889
4.38%, 3/29/2028	1,626,000	1,636,374
4.88%, 11/14/2028 (a)	677,000	691,630
Booking Holdings, Inc. 3.55%, 3/15/2028 (a)	1,960,000	1,938,832
eBay, Inc.:
2.60%, 5/10/2031 (a)	1,697,000	1,544,474
2.70%, 3/11/2030	1,808,000	1,691,619
3.60%, 6/5/2027	2,063,000	2,047,837
6.30%, 11/22/2032	1,350,000	1,485,068
Expedia Group, Inc.:
2.95%, 3/15/2031	1,513,000	1,401,552
3.25%, 2/15/2030	2,930,000	2,798,619

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/15/2028	$570,000	$564,967
4.63%, 8/1/2027	2,082,000	2,097,532
5.40%, 2/15/2035 (a)	1,744,000	1,790,547
JD.com, Inc. 3.38%, 1/14/2030	1,667,000	1,613,939
Meta Platforms, Inc.:
3.50%, 8/15/2027	5,314,000	5,291,416
3.85%, 8/15/2032 (a)	6,195,000	6,027,425
4.30%, 8/15/2029 (a)	1,235,000	1,251,129
4.55%, 8/15/2031	6,373,000	6,498,994
4.60%, 5/15/2028	380,000	387,680
4.75%, 8/15/2034 (a)	4,435,000	4,490,171
4.80%, 5/15/2030	6,803,000	7,024,982
4.95%, 5/15/2033	3,520,000	3,641,546
Netflix, Inc.:
4.38%, 11/15/2026 (a)	2,160,000	2,170,498
4.88%, 4/15/2028	2,875,000	2,937,905
4.90%, 8/15/2034 (a)	2,172,000	2,239,419
5.88%, 11/15/2028 (a)	4,477,000	4,720,235
6.38%, 5/15/2029 (a)	1,654,000	1,781,705
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	1,830,000	1,639,589
Uber Technologies, Inc.:
4.15%, 1/15/2031	1,153,000	1,142,542
4.30%, 1/15/2030	2,379,000	2,386,232
4.80%, 9/15/2034	2,747,000	2,750,571
4.80%, 9/15/2035	928,000	919,036
VeriSign, Inc.:
2.70%, 6/15/2031	1,595,000	1,439,153
5.25%, 6/1/2032	1,362,000	1,398,951
Weibo Corp. 3.38%, 7/8/2030 (a)	1,683,000	1,593,027
		165,545,970
INVESTMENT COMPANY SECURITIES — 1.7%
Apollo Debt Solutions BDC:
5.88%, 8/30/2030 (b)	650,000	661,791
6.55%, 3/15/2032 (b)	1,459,000	1,530,476
6.70%, 7/29/2031 (a)	2,175,000	2,304,717
6.90%, 4/13/2029	1,300,000	1,366,118
ARES Capital Corp.:
2.88%, 6/15/2027	100,000	97,652
2.88%, 6/15/2028	1,942,000	1,853,814
3.20%, 11/15/2031	1,309,000	1,173,047
5.10%, 1/15/2031 (a)	2,472,000	2,453,361
5.50%, 9/1/2030	2,040,000	2,064,480
5.80%, 3/8/2032 (a)	2,632,000	2,681,245
5.88%, 3/1/2029	2,214,000	2,278,870
5.95%, 7/15/2029	1,867,000	1,928,984
7.00%, 1/15/2027	1,603,000	1,650,834
ARES Strategic Income Fund:
4.85%, 1/15/2029 (b)	2,986,000	2,955,334
5.15%, 1/15/2031 (b)	2,536,000	2,505,796
5.45%, 9/9/2028 (b)	1,242,000	1,251,613
5.60%, 2/15/2030 (a)	1,648,000	1,664,892
Security Description	Principal Amount	Value
5.70%, 3/15/2028	$1,916,000	$1,944,012
5.80%, 9/9/2030 (b)	1,879,000	1,909,797
6.20%, 3/21/2032 (a)	1,960,000	2,025,660
6.35%, 8/15/2029	1,538,000	1,592,876
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030	1,967,000	1,978,487
Barings BDC, Inc.:
5.20%, 9/15/2028	1,493,000	1,481,788
7.00%, 2/15/2029	1,329,000	1,381,589
Barings Private Credit Corp. 6.15%, 6/11/2030 (b)	1,895,000	1,890,736
Blackstone Private Credit Fund:
2.63%, 12/15/2026	365,000	356,565
3.25%, 3/15/2027	400,000	392,372
4.95%, 9/26/2027	782,000	786,528
5.05%, 9/10/2030	3,184,000	3,145,155
5.25%, 4/1/2030 (a)	1,248,000	1,252,418
5.60%, 11/22/2029	1,927,000	1,962,071
5.95%, 7/16/2029	1,304,000	1,342,846
6.00%, 1/29/2032 (a)	1,923,000	1,984,036
6.00%, 11/22/2034 (a)	1,917,000	1,963,679
6.25%, 1/25/2031	1,863,000	1,946,760
7.30%, 11/27/2028	1,922,000	2,052,677
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	500,000	473,760
5.35%, 4/13/2028	1,752,000	1,776,546
Blue Owl Capital Corp.:
2.63%, 1/15/2027 (a)	1,791,000	1,742,947
2.88%, 6/11/2028	1,955,000	1,849,645
3.13%, 4/13/2027	3,516,000	3,423,564
5.95%, 3/15/2029 (a)	1,544,000	1,573,027
6.20%, 7/15/2030	1,578,000	1,622,910
8.45%, 11/15/2026	1,988,000	2,060,443
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	1,936,000	1,962,678
6.60%, 9/15/2029	2,253,000	2,349,383
6.65%, 3/15/2031	1,673,000	1,757,972
7.75%, 9/16/2027	1,786,000	1,876,586
7.75%, 1/15/2029	1,599,000	1,715,903
7.95%, 6/13/2028	1,012,000	1,084,641
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	1,721,000	1,670,971
6.10%, 3/15/2028 (b)	1,770,000	1,792,904
6.75%, 4/4/2029 (a)	1,585,000	1,635,292
Capital Southwest Corp. 5.95%, 9/18/2030 (a)	1,523,000	1,526,579
Carlyle Secured Lending, Inc.:
5.75%, 2/15/2031 (d)	2,500,000	2,485,422
6.75%, 2/18/2030 (a)	1,921,000	1,998,877
Franklin BSP Capital Corp.:
6.00%, 10/2/2030 (b) (d)	3,300,000	3,267,198
7.20%, 6/15/2029	1,886,000	1,954,518

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FS KKR Capital Corp.:
2.63%, 1/15/2027	$1,303,000	$1,266,724
3.13%, 10/12/2028	1,654,000	1,532,596
3.25%, 7/15/2027	1,855,000	1,791,893
6.13%, 1/15/2030 (a)	1,863,000	1,854,058
6.13%, 1/15/2031	2,750,000	2,724,452
6.88%, 8/15/2029	1,590,000	1,627,969
7.88%, 1/15/2029 (a)	1,471,000	1,545,388
Goldman Sachs BDC, Inc.:
5.65%, 9/9/2030	2,801,000	2,818,114
6.38%, 3/11/2027	1,627,000	1,664,974
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (a) (b)	1,855,000	1,883,548
6.25%, 5/6/2030 (a) (b)	1,887,000	1,929,269
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,801,000	1,735,678
6.00%, 7/15/2029	1,518,000	1,551,320
7.05%, 12/5/2028	1,647,000	1,741,505
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a) (b)	1,829,000	1,838,145
5.80%, 9/12/2029	1,432,000	1,451,318
5.88%, 5/1/2030 (a)	1,471,000	1,496,831
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031 (a)	1,379,000	1,416,633
6.38%, 7/1/2034 (a)	1,774,000	1,805,648
6.75%, 7/15/2035	1,944,000	2,004,789
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (b)	2,636,000	2,622,451
5.30%, 6/5/2027 (b)	500,000	503,060
5.45%, 1/14/2028 (a)	1,999,000	2,017,571
5.45%, 11/15/2030 (b)	2,193,000	2,191,311
5.85%, 6/5/2030 (b)	1,183,000	1,203,797
5.95%, 4/14/2032 (a)	1,615,000	1,642,520
6.25%, 9/30/2029	110,000	113,583
6.75%, 1/30/2029	1,583,000	1,650,515
Main Street Capital Corp.:
5.40%, 8/15/2028	665,000	667,746
6.50%, 6/4/2027 (a)	1,480,000	1,513,004
6.95%, 3/1/2029	938,000	983,287
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030 (a)	1,853,000	1,898,899
MSD Investment Corp. 6.25%, 5/31/2030 (b)	1,516,000	1,534,435
New Mountain Finance Corp.:
6.20%, 10/15/2027	1,820,000	1,857,820
6.88%, 2/1/2029 (a)	989,000	1,015,802
North Haven Private Income Fund LLC:
5.13%, 9/25/2028 (b)	1,298,000	1,291,796
5.75%, 2/1/2030	1,952,000	1,959,749
Security Description	Principal Amount	Value
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030	$1,611,000	$1,663,567
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,385,000	1,343,367
6.34%, 2/27/2030 (a)	329,000	330,579
7.10%, 2/15/2029 (a)	1,853,000	1,917,614
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a) (b)	1,815,000	1,854,041
8.40%, 11/14/2028	1,753,000	1,903,442
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	1,350,000	1,370,993
6.13%, 7/15/2030 (b)	1,407,000	1,455,781
6.50%, 3/11/2029 (a)	1,660,000	1,725,636
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	756,000	766,841
6.95%, 8/14/2028	1,690,000	1,783,660
		179,878,561
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	1,591,000	1,587,738
6.00%, 6/17/2034 (a)	1,855,000	1,981,975
6.55%, 11/29/2027	1,801,000	1,880,370
6.80%, 11/29/2032 (a)	1,766,000	1,967,112
Gerdau Trade, Inc. 5.75%, 6/9/2035	1,449,000	1,500,179
Nucor Corp.:
2.70%, 6/1/2030 (a)	1,315,000	1,229,117
3.13%, 4/1/2032 (a)	1,044,000	964,447
3.95%, 5/1/2028	500,000	498,910
4.30%, 5/23/2027 (a)	1,834,000	1,841,978
4.65%, 6/1/2030	1,486,000	1,509,538
Reliance, Inc. 2.15%, 8/15/2030	1,312,000	1,177,914
Steel Dynamics, Inc.:
1.65%, 10/15/2027 (a)	1,255,000	1,194,145
3.45%, 4/15/2030	2,653,000	2,554,839
5.38%, 8/15/2034	1,793,000	1,851,416
Vale Overseas Ltd.:
3.75%, 7/8/2030	3,063,000	2,946,667
6.13%, 6/12/2033 (a)	2,912,000	3,106,522
8.25%, 1/17/2034	428,000	521,163
		28,314,030
IT SERVICES — 0.9%
Accenture Capital, Inc.:
3.90%, 10/4/2027 (a)	2,373,000	2,376,441
4.05%, 10/4/2029	5,361,000	5,357,355
4.25%, 10/4/2031	2,068,000	2,065,705
4.50%, 10/4/2034 (a)	308,000	304,036
Apple, Inc.:
4.00%, 5/10/2028	1,658,000	1,667,252
4.00%, 5/12/2028	2,356,000	2,371,055

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 5/10/2030	$1,094,000	$1,107,073
4.20%, 5/12/2030	1,443,000	1,458,642
4.30%, 5/10/2033 (a)	3,174,000	3,214,342
4.50%, 5/12/2032 (a)	2,148,000	2,192,335
4.75%, 5/12/2035 (a)	2,161,000	2,212,605
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	1,229,000	1,291,261
5.95%, 4/15/2035 (a)	1,958,000	2,042,116
CGI, Inc. 4.95%, 3/14/2030 (b)	1,685,000	1,715,431
Dell International LLC/EMC Corp.:
4.15%, 2/15/2029 (d)	1,750,000	1,746,202
4.35%, 2/1/2030	3,060,000	3,052,564
4.50%, 2/15/2031 (d)	2,545,000	2,539,834
4.75%, 4/1/2028	2,187,000	2,218,405
4.75%, 10/6/2032 (d)	2,070,000	2,061,202
4.85%, 2/1/2035 (a)	790,000	777,636
5.00%, 4/1/2030	1,787,000	1,830,174
5.30%, 4/1/2032	2,300,000	2,373,853
5.40%, 4/15/2034 (a)	1,333,000	1,375,976
5.50%, 4/1/2035 (a)	1,566,000	1,617,897
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,811,000	1,886,917
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	1,128,000	1,126,252
4.15%, 9/15/2028 (a)	943,000	941,840
4.40%, 9/25/2027	3,314,000	3,327,985
4.40%, 10/15/2030	3,486,000	3,463,899
4.55%, 10/15/2029	3,023,000	3,036,996
4.85%, 10/15/2031	1,722,000	1,739,134
5.00%, 10/15/2034	2,941,000	2,916,913
5.25%, 7/1/2028	1,945,000	1,998,857
HP, Inc.:
5.40%, 4/25/2030 (a)	1,823,000	1,893,368
6.10%, 4/25/2035	1,986,000	2,107,603
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	3,358,000	3,381,170
4.60%, 2/5/2029	1,406,000	1,425,811
4.75%, 2/5/2031	1,429,000	1,457,780
4.90%, 2/5/2034 (a)	1,940,000	1,962,523
International Business Machines Corp.:
4.65%, 2/10/2028	1,371,000	1,390,249
4.80%, 2/10/2030	1,993,000	2,039,616
5.00%, 2/10/2032 (a)	1,920,000	1,977,216
5.20%, 2/10/2035	1,917,000	1,968,510
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	1,434,000	1,532,903
Leidos, Inc.:
5.40%, 3/15/2032	1,188,000	1,234,047
5.50%, 3/15/2035	1,257,000	1,301,573
Security Description	Principal Amount	Value
NetApp, Inc.:
5.50%, 3/17/2032 (a)	$1,901,000	$1,976,337
5.70%, 3/17/2035 (a)	1,356,000	1,416,423
		96,473,314
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	1,940,000	1,686,306
4.40%, 9/15/2032 (a)	1,246,000	1,186,790
5.85%, 3/18/2029 (a)	1,835,000	1,897,684
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,752,000	1,860,466
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (a)	1,507,000	1,483,370
7.50%, 10/15/2027 (a)	1,857,000	1,965,728
		10,080,344
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,422,000	1,357,868
3.70%, 1/15/2031	1,953,000	1,828,809
5.85%, 8/1/2034	1,481,000	1,514,826
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,234,000	1,235,394
5.05%, 3/30/2028	1,101,000	1,118,748
5.38%, 12/15/2031	1,799,000	1,840,215
5.50%, 6/30/2034 (a)	1,511,000	1,546,947
5.75%, 1/30/2027	1,246,000	1,269,462
5.75%, 4/23/2030 (a)	1,549,000	1,610,201
5.75%, 3/30/2032 (a)	1,574,000	1,640,360
Las Vegas Sands Corp.:
3.90%, 8/8/2029	1,927,000	1,864,450
5.63%, 6/15/2028	2,042,000	2,087,741
5.90%, 6/1/2027	19,000	19,415
6.00%, 8/15/2029	2,466,000	2,568,561
6.00%, 6/14/2030	1,724,000	1,795,374
6.20%, 8/15/2034	1,395,000	1,461,528
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	1,770,000	1,535,156
Series HH, 2.85%, 4/15/2031	1,561,000	1,436,401
Series GG, 3.50%, 10/15/2032	1,947,000	1,803,448
Series X, 4.00%, 4/15/2028	1,745,000	1,740,062
4.20%, 7/15/2027	730,000	732,402
4.50%, 10/15/2031	1,468,000	1,461,482
Series FF, 4.63%, 6/15/2030	1,701,000	1,717,159
Series AA, 4.65%, 12/1/2028	1,985,000	2,010,468
4.80%, 3/15/2030 (a)	1,746,000	1,776,223
4.88%, 5/15/2029	1,946,000	1,982,546
4.90%, 4/15/2029	1,959,000	2,000,061
5.00%, 10/15/2027	999,000	1,016,472

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 4/15/2032 (a)	$1,762,000	$1,808,076
5.30%, 5/15/2034 (a)	1,658,000	1,701,489
5.55%, 10/15/2028 (a)	1,711,000	1,777,883
Sands China Ltd.:
2.30%, 3/8/2027 (a)	1,349,000	1,310,216
2.85%, 3/8/2029	1,811,000	1,705,346
3.25%, 8/8/2031 (a)	1,577,000	1,449,436
4.38%, 6/18/2030	1,309,000	1,287,454
5.40%, 8/8/2028	3,484,000	3,559,777
		58,571,456
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	1,528,000	1,450,393
Series MTN, 1.70%, 1/8/2027	1,892,000	1,842,278
Series MTN, 3.60%, 8/12/2027 (a)	1,458,000	1,452,066
Series K, 4.10%, 8/15/2028	2,708,000	2,718,832
4.38%, 8/16/2029 (a)	1,501,000	1,522,284
4.40%, 10/15/2027	1,774,000	1,792,982
4.40%, 3/3/2028	2,199,000	2,222,309
4.45%, 10/16/2026 (a)	770,000	774,774
4.50%, 1/7/2027	1,289,000	1,299,170
4.50%, 1/8/2027	858,000	864,770
4.60%, 11/15/2027	1,479,000	1,501,185
4.70%, 11/15/2029	910,000	932,077
4.80%, 1/8/2030	1,370,000	1,412,977
4.85%, 2/27/2029 (a)	1,438,000	1,477,071
5.00%, 5/14/2027	2,107,000	2,144,968
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	454,746
2.60%, 9/19/2029 (a)	41,000	38,896
2.60%, 4/9/2030 (a)	1,799,000	1,689,639
5.20%, 5/15/2035	2,817,000	2,915,285
Eaton Capital ULC 4.45%, 5/9/2030 (a)	1,446,000	1,461,212
Oshkosh Corp.:
3.10%, 3/1/2030 (a)	457,000	434,241
4.60%, 5/15/2028	1,828,000	1,838,017
		32,240,172
MACHINERY-DIVERSIFIED — 1.1%
AGCO Corp.:
5.45%, 3/21/2027	1,426,000	1,447,019
5.80%, 3/21/2034	1,809,000	1,880,401
CNH Industrial Capital LLC:
4.50%, 10/8/2027	2,215,000	2,228,999
4.50%, 10/16/2030	2,850,000	2,843,986
4.55%, 4/10/2028	1,680,000	1,692,970
4.75%, 3/21/2028	1,361,000	1,375,944
5.50%, 1/12/2029	270,000	279,428
Security Description	Principal Amount	Value
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	$1,692,000	$1,684,132
Deere & Co.:
3.10%, 4/15/2030	1,947,000	1,866,745
5.38%, 10/16/2029 (a)	1,161,000	1,220,211
5.45%, 1/16/2035 (a)	2,460,000	2,589,298
7.13%, 3/3/2031	1,652,000	1,882,900
Dover Corp. 2.95%, 11/4/2029	1,613,000	1,534,302
Flowserve Corp.:
2.80%, 1/15/2032	1,782,000	1,578,406
3.50%, 10/1/2030	1,962,000	1,869,982
IDEX Corp.:
2.63%, 6/15/2031	1,738,000	1,573,585
3.00%, 5/1/2030	1,646,000	1,549,199
4.95%, 9/1/2029 (a)	200,000	204,430
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,612,000	1,666,953
5.20%, 6/15/2027	1,261,000	1,282,336
5.31%, 6/15/2031	1,288,000	1,347,403
5.40%, 8/14/2028 (a)	1,725,000	1,784,185
5.45%, 6/15/2034	1,161,000	1,209,878
5.70%, 8/14/2033	1,001,000	1,063,172
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	1,507,000	1,467,336
1.45%, 1/15/2031 (a)	1,102,000	965,991
Series MTN, 1.50%, 3/6/2028	1,459,000	1,377,529
Series MTN, 1.70%, 1/11/2027	1,429,000	1,390,574
Series MTN, 1.75%, 3/9/2027 (a)	1,384,000	1,343,255
Series MTN, 2.00%, 6/17/2031	1,858,000	1,651,186
Series MTN, 2.35%, 3/8/2027	1,544,000	1,511,869
Series MTN, 2.45%, 1/9/2030	1,297,000	1,214,225
Series MTN, 2.80%, 9/8/2027	1,624,000	1,593,144
Series MTN, 2.80%, 7/18/2029	1,538,000	1,471,051
Series MTN, 3.05%, 1/6/2028	1,457,000	1,430,716
Series MTN, 3.35%, 4/18/2029	1,729,000	1,691,948
Series MTN, 3.45%, 3/7/2029	1,827,000	1,795,320
Series MTN, 3.90%, 6/7/2032 (a)	1,452,000	1,415,671
Series MTN, 4.15%, 9/15/2027	1,909,000	1,918,220
4.20%, 7/15/2027	1,226,000	1,234,128
Series I, 4.25%, 6/5/2028	1,987,000	2,003,095

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.35%, 9/15/2032	$1,443,000	$1,446,607
Series MTN, 4.38%, 10/15/2030	1,701,000	1,713,570
4.40%, 9/8/2031	4,779,000	4,813,457
4.50%, 1/16/2029	1,166,000	1,183,338
Series I, 4.55%, 6/5/2030 (a)	1,167,000	1,185,147
4.65%, 1/7/2028	1,380,000	1,402,701
Series MTN, 4.70%, 6/10/2030 (a)	1,943,000	1,992,449
Series MTN, 4.75%, 1/20/2028	1,873,000	1,909,430
Series MTN, 4.85%, 3/5/2027	1,448,000	1,467,143
Series MTN, 4.85%, 6/11/2029	1,442,000	1,481,208
Series MTN, 4.85%, 10/11/2029	871,000	898,079
Series MTN, 4.90%, 6/11/2027	805,000	818,854
Series MTN, 4.90%, 3/3/2028	1,880,000	1,922,826
Series MTN, 4.90%, 3/7/2031	1,494,000	1,539,657
Series MTN, 4.95%, 7/14/2028	2,532,000	2,599,706
Series MTN, 5.05%, 6/12/2034 (a)	1,187,000	1,222,776
Series MTN, 5.10%, 4/11/2034	1,660,000	1,718,830
Series I, 5.15%, 9/8/2033 (a)	1,641,000	1,716,831
Nordson Corp.:
5.60%, 9/15/2028	1,834,000	1,900,152
5.80%, 9/15/2033 (a)	1,854,000	1,977,903
nVent Finance SARL:
2.75%, 11/15/2031	1,996,000	1,782,548
4.55%, 4/15/2028	1,835,000	1,842,322
5.65%, 5/15/2033 (a)	1,194,000	1,246,226
Otis Worldwide Corp.:
2.29%, 4/5/2027	345,000	336,565
5.13%, 11/19/2031	1,816,000	1,883,047
5.13%, 9/4/2035	921,000	932,034
5.25%, 8/16/2028	5,168,000	5,327,278
Regal Rexnord Corp. 6.05%, 4/15/2028	2,331,000	2,410,977
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,909,000	1,663,254
3.50%, 3/1/2029 (a)	169,000	165,767
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	605,000	599,954
4.70%, 9/15/2028	2,531,000	2,566,864
4.90%, 5/29/2030	1,204,000	1,230,500
5.50%, 5/29/2035	1,253,000	1,296,078
5.61%, 3/11/2034	1,602,000	1,682,837
Security Description	Principal Amount	Value
Xylem, Inc.:
1.95%, 1/30/2028	$1,420,000	$1,354,510
2.25%, 1/30/2031 (a)	200,000	179,710
		124,542,257
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,373,000	2,207,293
2.30%, 2/1/2032 (a)	1,993,000	1,703,417
2.80%, 4/1/2031	4,229,000	3,813,374
3.75%, 2/15/2028	3,410,000	3,357,861
4.20%, 3/15/2028	2,316,000	2,304,767
4.40%, 4/1/2033	1,556,000	1,474,481
5.05%, 3/30/2029	2,723,000	2,758,263
6.10%, 6/1/2029	3,602,000	3,779,903
6.55%, 6/1/2034	2,947,000	3,140,294
6.65%, 2/1/2034	1,955,000	2,090,364
Comcast Corp.:
1.50%, 2/15/2031 (a)	6,341,000	5,482,555
1.95%, 1/15/2031	2,960,000	2,628,450
2.35%, 1/15/2027 (a)	2,556,000	2,505,596
2.65%, 2/1/2030	3,562,000	3,340,586
3.15%, 2/15/2028	3,964,000	3,891,855
3.30%, 2/1/2027	3,124,000	3,097,727
3.30%, 4/1/2027	1,864,000	1,845,528
3.40%, 4/1/2030	2,973,000	2,875,664
3.55%, 5/1/2028	1,250,000	1,237,200
4.15%, 10/15/2028	7,814,000	7,846,975
4.20%, 8/15/2034	466,000	445,249
4.25%, 10/15/2030	2,651,000	2,655,083
4.25%, 1/15/2033	3,351,000	3,282,640
4.55%, 1/15/2029	2,016,000	2,045,373
4.65%, 2/15/2033 (a)	1,661,000	1,668,707
4.80%, 5/15/2033 (a)	1,954,000	1,972,114
4.95%, 5/15/2032 (a)	1,439,000	1,475,493
5.10%, 6/1/2029 (a)	5,479,000	5,662,875
5.30%, 6/1/2034 (a)	2,545,000	2,640,488
5.30%, 5/15/2035 (a)	1,826,000	1,876,051
5.35%, 11/15/2027 (a)	769,000	789,948
5.50%, 11/15/2032 (a)	1,286,000	1,362,478
7.05%, 3/15/2033 (a)	1,857,000	2,131,687
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	1,385,000	1,361,123
3.45%, 3/1/2032	1,759,000	1,625,422
Fox Corp.:
4.71%, 1/25/2029	5,491,000	5,562,108
6.50%, 10/13/2033	2,051,000	2,258,192
Grupo Televisa SAB 8.50%, 3/11/2032 (a)	4,146,000	4,502,100
Paramount Global:
2.90%, 1/15/2027	3,446,000	3,375,977
3.38%, 2/15/2028	1,127,000	1,098,081

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/1/2028	$1,789,000	$1,749,964
4.20%, 6/1/2029	135,000	132,728
4.20%, 5/19/2032	2,009,000	1,871,745
4.95%, 1/15/2031	2,786,000	2,753,515
5.50%, 5/15/2033	1,906,000	1,885,911
7.88%, 7/30/2030	1,819,000	2,031,114
TCI Communications, Inc. 7.13%, 2/15/2028	3,977,000	4,240,397
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,645,000	1,930,621
TWDC Enterprises 18 Corp.:
Series MTN, 2.95%, 6/15/2027	1,189,000	1,173,056
Series MTN, 7.00%, 3/1/2032	1,224,000	1,397,649
Walt Disney Co.:
2.00%, 9/1/2029 (a)	395,000	366,382
2.20%, 1/13/2028	1,791,000	1,727,545
2.65%, 1/13/2031 (a)	6,157,000	5,726,441
3.38%, 11/15/2026	1,039,000	1,032,818
3.70%, 3/23/2027	1,642,000	1,639,110
3.80%, 3/22/2030	2,121,000	2,098,114
6.20%, 12/15/2034 (a)	2,380,000	2,682,427
6.55%, 3/15/2033	1,253,000	1,423,546
		145,036,425
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	1,319,000	1,263,404
4.50%, 12/15/2028 (a)	20,000	20,094
		1,283,498
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,379,000	1,337,685
3.75%, 10/1/2030	1,607,000	1,533,833
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	100,000	101,595
4.90%, 2/28/2033	1,474,000	1,506,457
5.00%, 2/21/2030 (a)	2,741,000	2,827,040
5.10%, 9/8/2028 (a)	2,858,000	2,939,939
5.13%, 2/21/2032	1,749,000	1,812,244
5.25%, 9/8/2030	1,537,000	1,603,060
5.25%, 9/8/2033	2,932,000	3,053,942
5.30%, 2/21/2035 (a)	2,496,000	2,599,359
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,468,000	1,459,339
4.25%, 3/1/2030 (a)	1,033,000	1,022,308
4.38%, 8/1/2028	1,948,000	1,944,630
5.00%, 9/1/2027	997,000	997,369
5.25%, 9/1/2029 (a)	1,741,000	1,763,529
5.40%, 11/14/2034	703,000	720,814
Kinross Gold Corp.:
4.50%, 7/15/2027	1,830,000	1,837,704
Security Description	Principal Amount	Value
6.25%, 7/15/2033	$1,343,000	$1,465,200
Newmont Corp.:
2.60%, 7/15/2032 (a)	1,840,000	1,663,305
5.88%, 4/1/2035	475,000	513,974
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	1,956,000	1,875,393
5.35%, 3/15/2034	1,690,000	1,763,059
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	949,000	1,018,135
6.13%, 12/15/2033	2,080,000	2,284,006
7.25%, 3/15/2031	1,496,000	1,717,333
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,813,000	1,958,076
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027	655,000	659,611
4.50%, 3/14/2028	1,524,000	1,540,566
4.88%, 3/14/2030	3,524,000	3,610,479
5.00%, 3/14/2032	2,254,000	2,315,151
5.00%, 3/9/2033	1,777,000	1,824,997
5.25%, 3/14/2035	3,065,000	3,159,249
Yamana Gold, Inc. 2.63%, 8/15/2031	1,676,000	1,493,400
		57,922,781
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
2.38%, 8/26/2029	1,679,000	1,572,585
2.88%, 10/15/2027	1,618,000	1,585,090
3.05%, 4/15/2030	1,799,000	1,714,105
Series MTN, 3.38%, 3/1/2029	771,000	753,074
Series MTN, 3.63%, 9/14/2028	584,000	577,383
4.80%, 3/15/2030 (a)	1,748,000	1,787,924
5.15%, 3/15/2035 (a)	1,235,000	1,265,628
Eaton Corp.:
4.00%, 11/2/2032 (a)	1,271,000	1,244,856
4.15%, 3/15/2033 (a)	2,618,000	2,576,976
4.35%, 5/18/2028 (a)	1,897,000	1,918,607
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,462,000	1,442,745
Parker-Hannifin Corp.:
3.25%, 6/14/2029 (a)	2,458,000	2,385,981
Series MTN, 4.20%, 11/21/2034	549,000	532,190
4.25%, 9/15/2027	3,570,000	3,587,600
4.50%, 9/15/2029 (a)	2,386,000	2,417,710
Pentair Finance SARL:
4.50%, 7/1/2029	1,672,000	1,680,594
5.90%, 7/15/2032	1,371,000	1,454,467
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	344,000	328,551
2.75%, 4/1/2031 (a)	2,251,000	2,065,540
Textron, Inc.:
2.45%, 3/15/2031	1,067,000	960,737

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/1/2028	$1,777,000	$1,740,962
3.65%, 3/15/2027	1,825,000	1,808,320
3.90%, 9/17/2029	1,450,000	1,428,308
6.10%, 11/15/2033	1,871,000	2,023,917
		38,853,850
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,497,000	1,468,362
3.25%, 2/15/2029	2,617,000	2,506,563
3.28%, 12/1/2028	1,858,000	1,794,828
3.57%, 12/1/2031	1,027,000	957,595
4.25%, 4/1/2028	1,741,000	1,730,954
5.10%, 3/1/2030	1,693,000	1,723,576
5.55%, 8/22/2034 (a)	1,571,000	1,611,312
		11,793,190
OIL & GAS — 2.7%
APA Corp.:
4.25%, 1/15/2030	404,000	394,320
6.10%, 2/15/2035	1,100,000	1,125,124
Apache Corp. 4.38%, 10/15/2028	839	830
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,914,000	1,705,833
2.72%, 1/12/2032	3,250,000	2,949,277
3.02%, 1/16/2027	1,079,000	1,067,563
3.54%, 4/6/2027	1,333,000	1,324,495
3.59%, 4/14/2027 (a)	1,322,000	1,314,954
3.63%, 4/6/2030	5,333,000	5,223,407
3.94%, 9/21/2028	1,883,000	1,879,479
4.23%, 11/6/2028	4,320,000	4,339,570
4.70%, 4/10/2029	1,941,000	1,976,695
4.81%, 2/13/2033 (a)	4,232,000	4,281,514
4.87%, 11/25/2029	1,794,000	1,841,344
4.89%, 9/11/2033 (a)	2,361,000	2,395,258
4.99%, 4/10/2034	2,023,000	2,062,186
5.02%, 11/17/2027	1,716,000	1,750,903
5.23%, 11/17/2034 (a)	3,666,000	3,788,591
BP Capital Markets PLC:
3.28%, 9/19/2027 (a)	5,764,000	5,694,890
3.72%, 11/28/2028	1,936,000	1,916,272
Burlington Resources LLC 7.20%, 8/15/2031	1,749,000	1,990,484
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (a)	1,373,000	1,286,776
3.85%, 6/1/2027	2,450,000	2,435,300
5.00%, 12/15/2029 (b)	355,000	362,991
5.40%, 12/15/2034 (a) (b)	117,000	119,265
5.85%, 2/1/2035	290,000	302,374
6.45%, 6/30/2033	1,574,000	1,703,288
7.20%, 1/15/2032	1,359,000	1,529,663
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	1,942,000	1,717,641
Security Description	Principal Amount	Value
4.25%, 4/15/2027	$2,842,000	$2,841,972
Chevron Corp.:
2.00%, 5/11/2027	1,535,000	1,492,189
2.24%, 5/11/2030 (a)	3,103,000	2,874,526
Chevron USA, Inc.:
1.02%, 8/12/2027	1,124,000	1,069,688
3.25%, 10/15/2029	1,826,000	1,778,634
3.95%, 8/13/2027	1,977,000	1,985,244
4.05%, 8/13/2028 (a)	1,512,000	1,519,515
4.30%, 10/15/2030	2,295,000	2,307,577
4.41%, 2/26/2027	1,517,000	1,529,758
4.48%, 2/26/2028 (a)	1,942,000	1,968,897
4.50%, 10/15/2032 (a)	2,351,000	2,370,372
4.69%, 4/15/2030	2,282,000	2,335,330
4.82%, 4/15/2032 (a)	1,553,000	1,597,198
4.98%, 4/15/2035 (a)	1,879,000	1,927,647
ConocoPhillips 5.90%, 10/15/2032	1,165,000	1,268,836
ConocoPhillips Co.:
4.70%, 1/15/2030	2,776,000	2,830,743
4.85%, 1/15/2032	1,534,000	1,568,929
5.00%, 1/15/2035	2,271,000	2,298,842
5.05%, 9/15/2033	1,733,000	1,785,753
6.95%, 4/15/2029	1,345,000	1,470,166
Continental Resources, Inc. 4.38%, 1/15/2028	1,879,000	1,867,688
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,787,000	1,775,921
4.38%, 3/15/2029	1,873,000	1,869,029
5.60%, 3/15/2034 (a)	1,064,000	1,092,930
Devon Energy Corp.:
5.20%, 9/15/2034 (a)	1,972,000	1,963,796
5.25%, 10/15/2027	630,000	630,202
5.88%, 6/15/2028	687,000	687,385
7.88%, 9/30/2031 (a)	3,450,000	4,004,863
7.95%, 4/15/2032 (a)	1,384,000	1,615,474
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,201,000	2,046,050
3.25%, 12/1/2026	1,192,000	1,179,627
3.50%, 12/1/2029	2,120,000	2,046,669
5.15%, 1/30/2030	2,483,000	2,557,763
5.20%, 4/18/2027	1,761,000	1,787,116
5.40%, 4/18/2034	2,369,000	2,421,142
5.55%, 4/1/2035 (a)	2,250,000	2,310,435
6.25%, 3/15/2033	2,455,000	2,644,133
Eni USA, Inc. 7.30%, 11/15/2027	1,189,000	1,261,149
EOG Resources, Inc.:
3.90%, 4/1/2035	784,000	728,132
4.40%, 7/15/2028 (a)	1,874,000	1,892,234
5.00%, 7/15/2032	2,250,000	2,301,997
EQT Corp.:
3.90%, 10/1/2027	251,000	249,316
4.50%, 1/15/2029	175,000	174,937
5.00%, 1/15/2029	1,796,000	1,820,839

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 4/1/2028	$1,609,000	$1,663,255
5.75%, 2/1/2034 (a)	6,630,000	6,940,218
6.38%, 4/1/2029	1,708,000	1,773,075
7.00%, 2/1/2030	1,581,000	1,721,519
Expand Energy Corp.:
4.75%, 2/1/2032	3,095,000	3,042,571
5.38%, 3/15/2030	2,673,000	2,717,987
5.70%, 1/15/2035	1,897,000	1,949,092
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	2,040,000	1,940,183
2.61%, 10/15/2030	3,971,000	3,705,856
3.48%, 3/19/2030	6,780,000	6,627,179
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,874,000	1,655,604
4.65%, 12/1/2027 (a)	1,216,000	1,223,722
4.85%, 12/1/2029 (a)	1,032,000	1,029,399
5.50%, 12/1/2034 (a)	1,796,000	1,759,254
Hess Corp.:
7.13%, 3/15/2033 (a)	1,447,000	1,679,142
7.30%, 8/15/2031	1,892,000	2,179,584
7.88%, 10/1/2029	1,370,000	1,553,923
HF Sinclair Corp.:
4.50%, 10/1/2030	1,760,000	1,733,459
5.50%, 9/1/2032	1,277,000	1,297,994
5.75%, 1/15/2031	1,941,000	2,009,673
6.25%, 1/15/2035 (a)	1,959,000	2,047,214
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,130,000	1,118,090
5.13%, 12/15/2026	205,000	206,843
5.15%, 3/1/2030 (a)	1,815,000	1,865,893
5.70%, 3/1/2035 (a)	1,990,000	2,054,456
Occidental Petroleum Corp.:
5.00%, 8/1/2027	3,285,000	3,321,825
5.20%, 8/1/2029	21,000	21,335
5.38%, 1/1/2032	1,917,000	1,949,148
5.55%, 10/1/2034 (a)	1,742,370	1,766,728
6.13%, 1/1/2031	1,713,000	1,802,110
6.38%, 9/1/2028	1,170,000	1,222,194
6.63%, 9/1/2030	2,719,000	2,912,729
7.50%, 5/1/2031	1,724,000	1,934,069
7.88%, 9/15/2031	1,618,000	1,840,702
8.50%, 7/15/2027	2,317,000	2,430,324
8.88%, 7/15/2030	2,119,000	2,446,174
Ovintiv, Inc.:
5.65%, 5/15/2028	1,746,000	1,798,502
6.25%, 7/15/2033	1,866,000	1,967,510
6.50%, 8/15/2034	275,000	293,582
7.20%, 11/1/2031	995,000	1,098,500
7.38%, 11/1/2031	1,644,000	1,831,646
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	1,617,000	1,579,243
5.15%, 11/15/2029 (a)	785,000	787,834
7.15%, 10/1/2033 (a)	1,717,000	1,819,282
Phillips 66 Co.:
2.15%, 12/15/2030	1,866,000	1,665,946
Security Description	Principal Amount	Value
3.15%, 12/15/2029	$1,597,000	$1,527,403
3.55%, 10/1/2026	925,000	919,894
3.75%, 3/1/2028	1,715,000	1,698,279
3.90%, 3/15/2028	1,748,000	1,738,736
4.65%, 11/15/2034	2,044,000	1,996,354
4.95%, 12/1/2027	1,626,000	1,653,089
4.95%, 3/15/2035 (a)	1,077,000	1,066,456
5.25%, 6/15/2031 (a)	1,965,000	2,038,609
5.30%, 6/30/2033	2,599,000	2,673,461
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	2,965,000	2,664,141
2.15%, 1/15/2031	2,733,000	2,457,787
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	2,136,000	2,004,230
2.75%, 4/6/2030 (a)	2,128,000	2,009,832
4.13%, 5/11/2035 (a)	73,000	70,093
Shell International Finance BV:
2.50%, 9/12/2026	4,499,000	4,444,157
2.75%, 4/6/2030	1,514,000	1,431,124
3.88%, 11/13/2028	2,516,000	2,514,440
Suncor Energy, Inc.:
5.95%, 12/1/2034 (a)	1,010,000	1,063,661
7.15%, 2/1/2032	1,419,000	1,593,055
TotalEnergies Capital International SA:
2.83%, 1/10/2030	2,050,000	1,955,269
3.46%, 2/19/2029	1,827,000	1,793,676
TotalEnergies Capital SA:
3.88%, 10/11/2028	1,819,000	1,813,707
4.72%, 9/10/2034 (a)	1,212,000	1,220,084
5.15%, 4/5/2034 (a)	2,634,000	2,732,617
Valero Energy Corp.:
2.15%, 9/15/2027	1,354,000	1,303,794
2.80%, 12/1/2031	1,365,000	1,240,908
4.00%, 4/1/2029	1,424,000	1,406,271
5.15%, 2/15/2030	1,245,000	1,282,176
7.50%, 4/15/2032	1,750,000	2,024,715
Viper Energy Partners LLC:
4.90%, 8/1/2030	1,504,000	1,513,475
5.70%, 8/1/2035	1,908,000	1,941,466
Woodside Finance Ltd.:
4.90%, 5/19/2028	1,306,000	1,323,082
5.10%, 9/12/2034	2,423,000	2,401,532
5.40%, 5/19/2030	629,000	645,687
5.70%, 5/19/2032	2,141,000	2,222,551
6.00%, 5/19/2035	2,660,000	2,776,481
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	105,814
		293,483,604
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	1,725,000	1,685,170

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.14%, 11/7/2029	$1,801,000	$1,734,453
3.34%, 12/15/2027	2,461,000	2,426,595
Halliburton Co. 2.92%, 3/1/2030 (a)	1,614,000	1,521,034
NOV, Inc. 3.60%, 12/1/2029 (a)	1,525,000	1,475,254
Schlumberger Investment SA 2.65%, 6/26/2030	959,000	894,354
		9,736,860
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	2,859,000	2,872,037
5.63%, 5/26/2033	1,952,000	2,036,522
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,505,000	1,388,543
2.69%, 5/25/2031 (a)	1,519,000	1,380,072
3.10%, 9/15/2026	399,000	394,599
4.80%, 3/17/2028	600,000	606,990
5.10%, 3/17/2030	1,311,000	1,341,559
5.50%, 3/17/2035 (a)	1,858,000	1,914,316
Amcor Group Finance PLC 5.45%, 5/23/2029	1,689,000	1,745,430
AptarGroup, Inc. 3.60%, 3/15/2032	1,718,000	1,595,489
Berry Global, Inc.:
1.65%, 1/15/2027	2,308,000	2,235,737
5.50%, 4/15/2028	1,203,000	1,237,430
5.65%, 1/15/2034	434,000	451,837
5.80%, 6/15/2031	1,793,000	1,897,819
Packaging Corp. of America:
3.00%, 12/15/2029	1,421,000	1,357,311
3.40%, 12/15/2027 (a)	712,000	702,025
5.20%, 8/15/2035	645,000	657,449
5.70%, 12/1/2033 (a)	1,049,000	1,110,860
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	2,624,000	2,704,714
5.44%, 4/3/2034	1,646,000	1,704,713
Smurfit Westrock Financing DAC 5.42%, 1/15/2035	1,838,000	1,896,687
Sonoco Products Co.:
2.25%, 2/1/2027	1,449,000	1,411,340
2.85%, 2/1/2032 (a)	1,415,000	1,276,118
3.13%, 5/1/2030 (a)	1,935,000	1,828,072
4.60%, 9/1/2029	1,824,000	1,834,269
5.00%, 9/1/2034 (a)	303,000	299,794
WestRock MWV LLC:
7.95%, 2/15/2031	780,000	901,126
8.20%, 1/15/2030	1,382,000	1,582,639
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	913,000	811,109
3.38%, 9/15/2027	1,566,000	1,543,794
3.90%, 6/1/2028	102,000	101,183
4.00%, 3/15/2028	1,867,000	1,856,339
Security Description	Principal Amount	Value
4.20%, 6/1/2032	$1,157,000	$1,123,655
4.90%, 3/15/2029	2,074,000	2,114,858
		47,916,435
PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
2.95%, 11/21/2026	8,035,000	7,944,446
3.20%, 11/21/2029	11,327,000	10,925,571
4.25%, 11/14/2028 (a)	5,471,000	5,516,464
4.50%, 5/14/2035	1,584,000	1,553,286
4.55%, 3/15/2035	3,341,000	3,289,081
4.65%, 3/15/2028	2,316,000	2,353,589
4.80%, 3/15/2027	4,660,000	4,714,196
4.80%, 3/15/2029	4,801,000	4,908,542
4.88%, 3/15/2030 (a)	1,844,000	1,898,140
4.95%, 3/15/2031	6,703,000	6,927,014
5.05%, 3/15/2034	6,672,000	6,858,082
5.20%, 3/15/2035 (a)	1,994,000	2,065,425
Astrazeneca Finance LLC:
1.75%, 5/28/2028	7,656,000	7,245,638
2.25%, 5/28/2031	1,894,000	1,712,195
4.80%, 2/26/2027	1,934,000	1,957,711
4.85%, 2/26/2029 (a)	2,203,000	2,259,044
4.88%, 3/3/2028	2,198,000	2,245,894
4.88%, 3/3/2033	1,365,000	1,406,332
4.90%, 3/3/2030	1,264,000	1,302,640
4.90%, 2/26/2031	1,478,000	1,526,833
5.00%, 2/26/2034	2,347,000	2,419,311
AstraZeneca PLC:
1.38%, 8/6/2030	2,081,000	1,832,508
3.13%, 6/12/2027	1,858,000	1,836,856
4.00%, 1/17/2029 (a)	2,019,000	2,020,413
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,949,000	1,719,759
2.82%, 5/20/2030	1,288,000	1,207,989
3.70%, 6/6/2027	2,716,000	2,697,966
4.30%, 8/22/2032 (a)	1,695,000	1,667,931
4.69%, 2/13/2028	1,614,000	1,634,353
4.87%, 2/8/2029	1,557,000	1,588,062
5.08%, 6/7/2029	1,577,000	1,619,311
5.11%, 2/8/2034 (a)	1,654,000	1,688,916
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	1,031,000	976,202
1.45%, 11/13/2030 (a)	2,016,000	1,766,157
2.95%, 3/15/2032	3,216,000	2,955,633
3.25%, 2/27/2027	1,799,000	1,784,320
3.40%, 7/26/2029	6,022,000	5,871,932
3.45%, 11/15/2027 (a)	1,665,000	1,652,030
3.90%, 2/20/2028	2,383,000	2,383,286
4.90%, 2/22/2027	1,731,000	1,753,468
4.90%, 2/22/2029	3,361,000	3,449,193
5.10%, 2/22/2031	3,190,000	3,317,696
5.20%, 2/22/2034 (a)	4,661,000	4,832,059
5.75%, 2/1/2031 (a)	1,770,000	1,892,997
5.90%, 11/15/2033 (a)	1,509,000	1,641,354

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
3.41%, 6/15/2027	$1,989,000	$1,967,479
4.50%, 9/15/2030 (a)	1,477,000	1,481,933
4.70%, 11/15/2026	1,740,000	1,751,971
5.00%, 11/15/2029	1,306,000	1,339,264
5.13%, 2/15/2029 (a)	1,401,000	1,440,592
5.15%, 9/15/2035	1,047,000	1,054,706
5.35%, 11/15/2034 (a)	1,521,000	1,563,299
5.45%, 2/15/2034	1,211,000	1,256,243
Cencora, Inc.:
2.70%, 3/15/2031 (a)	1,980,000	1,816,036
2.80%, 5/15/2030	1,150,000	1,077,389
3.45%, 12/15/2027	1,972,000	1,943,820
4.63%, 12/15/2027	1,822,000	1,842,917
4.85%, 12/15/2029	1,611,000	1,644,074
5.13%, 2/15/2034 (a)	1,273,000	1,303,094
5.15%, 2/15/2035	154,000	157,082
CVS Health Corp.:
1.30%, 8/21/2027	4,458,000	4,223,554
1.75%, 8/21/2030	2,141,000	1,879,391
1.88%, 2/28/2031	4,670,000	4,059,351
2.13%, 9/15/2031	1,553,000	1,346,187
3.25%, 8/15/2029 (a)	4,071,000	3,901,931
3.63%, 4/1/2027	1,457,000	1,444,688
3.75%, 4/1/2030	2,883,000	2,792,993
4.30%, 3/25/2028	13,837,000	13,845,441
5.00%, 1/30/2029	1,741,000	1,775,507
5.00%, 9/15/2032 (a)	1,537,000	1,555,459
5.13%, 2/21/2030 (a)	2,320,000	2,378,905
5.25%, 1/30/2031	1,851,000	1,905,734
5.25%, 2/21/2033 (a)	2,207,000	2,255,973
5.30%, 6/1/2033	2,338,000	2,391,704
5.40%, 6/1/2029 (a)	1,920,000	1,984,416
5.45%, 9/15/2035	1,652,000	1,681,736
5.55%, 6/1/2031	2,054,000	2,148,155
5.70%, 6/1/2034 (a)	1,836,000	1,915,132
6.25%, 6/1/2027	1,788,000	1,845,234
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	622,787
3.38%, 3/15/2029 (a)	1,478,000	1,450,982
4.00%, 10/15/2028	6,227,000	6,235,718
4.15%, 8/14/2027	1,316,000	1,324,896
4.20%, 8/14/2029	1,332,000	1,341,471
4.25%, 3/15/2031	1,971,000	1,974,430
4.50%, 2/9/2027	1,497,000	1,509,799
4.50%, 2/9/2029	1,855,000	1,883,734
4.55%, 2/12/2028	1,540,000	1,562,869
4.55%, 10/15/2032	1,467,000	1,477,929
4.60%, 8/14/2034	1,896,000	1,902,750
4.70%, 2/27/2033 (a)	1,890,000	1,927,516
4.70%, 2/9/2034	2,815,000	2,845,261
4.75%, 2/12/2030	2,524,000	2,590,432
4.90%, 2/12/2032	1,909,000	1,972,551
4.90%, 10/15/2035 (a)	1,197,000	1,212,717
5.10%, 2/12/2035 (a)	1,979,000	2,046,049
Security Description	Principal Amount	Value
5.50%, 3/15/2027	$535,000	$548,273
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029 (a)	700,000	683,256
4.32%, 3/12/2027 (a)	1,878,000	1,891,259
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	3,132,000	3,128,461
4.50%, 4/15/2030	1,709,000	1,729,867
4.88%, 4/15/2035 (a)	1,422,000	1,433,931
5.38%, 4/15/2034	1,416,000	1,492,974
Johnson & Johnson:
0.95%, 9/1/2027 (a)	3,334,000	3,172,301
2.90%, 1/15/2028 (a)	7,505,000	7,374,788
2.95%, 3/3/2027	415,000	410,572
4.38%, 12/5/2033 (a)	1,775,000	1,794,703
4.50%, 3/1/2027	849,000	858,619
4.55%, 3/1/2028 (a)	849,000	865,309
4.70%, 3/1/2030 (a)	1,634,000	1,682,889
4.80%, 6/1/2029 (a)	1,876,000	1,933,481
4.85%, 3/1/2032 (a)	4,501,000	4,674,018
4.90%, 6/1/2031	1,218,000	1,269,509
4.95%, 5/15/2033 (a)	1,561,000	1,640,236
4.95%, 6/1/2034 (a)	1,756,000	1,846,013
5.00%, 3/1/2035 (a)	2,387,000	2,480,117
6.95%, 9/1/2029	650,000	722,690
McKesson Corp.:
3.95%, 2/16/2028	1,801,000	1,796,299
4.25%, 9/15/2029	1,434,000	1,439,822
4.65%, 5/30/2030 (a)	1,089,000	1,107,339
4.90%, 7/15/2028	1,467,000	1,499,142
4.95%, 5/30/2032	1,925,000	1,971,797
5.10%, 7/15/2033 (a)	1,813,000	1,878,214
5.25%, 5/30/2035	1,554,000	1,600,107
Merck & Co., Inc.:
1.45%, 6/24/2030	2,504,000	2,218,068
1.70%, 6/10/2027 (a)	2,416,000	2,334,049
1.90%, 12/10/2028	1,573,000	1,476,811
2.15%, 12/10/2031	3,437,000	3,037,689
3.40%, 3/7/2029	2,773,000	2,716,874
3.85%, 9/15/2027 (a)	2,972,000	2,978,301
4.05%, 5/17/2028	1,944,000	1,955,100
4.15%, 9/15/2030 (a)	2,206,000	2,208,471
4.50%, 5/17/2033 (a)	3,056,000	3,072,258
4.55%, 9/15/2032 (a)	3,472,000	3,501,998
4.95%, 9/15/2035	2,354,000	2,381,471
6.50%, 12/1/2033	1,361,000	1,544,476
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,517,000	1,609,537
Mylan, Inc. 4.55%, 4/15/2028	1,873,000	1,865,489
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	1,653,000	1,614,303
2.20%, 8/14/2030	273,000	250,879
3.10%, 5/17/2027	2,847,000	2,816,907
3.80%, 9/18/2029	838,000	834,321
4.00%, 9/18/2031	5,395,000	5,362,468

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	$9,885,000	$9,996,305
4.65%, 5/19/2030	7,232,000	7,365,937
4.75%, 5/19/2033 (a)	8,557,000	8,645,565
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	2,056,000	1,845,445
1.75%, 8/18/2031 (a)	1,787,000	1,565,448
2.63%, 4/1/2030	4,570,000	4,286,569
3.00%, 12/15/2026 (a)	2,483,000	2,459,188
3.45%, 3/15/2029 (a)	1,650,000	1,623,402
3.60%, 9/15/2028 (a)	1,768,000	1,758,647
Pharmacia LLC 6.60%, 12/1/2028	1,594,000	1,710,585
Sanofi SA 3.63%, 6/19/2028	1,869,000	1,858,515
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,024,000	3,654,798
5.00%, 11/26/2028	3,320,000	3,392,907
5.30%, 7/5/2034	1,872,000	1,927,205
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035 (a)	3,324,000	3,377,982
Viatris, Inc.:
2.30%, 6/22/2027	2,562,000	2,465,233
2.70%, 6/22/2030	2,337,000	2,104,001
Wyeth LLC 6.50%, 2/1/2034 (a)	1,642,000	1,855,854
Zoetis, Inc.:
2.00%, 5/15/2030	1,121,000	1,019,348
3.00%, 9/12/2027	953,000	936,399
3.90%, 8/20/2028	1,799,000	1,794,592
4.15%, 8/17/2028	1,847,000	1,853,261
5.00%, 8/17/2035	1,607,000	1,622,025
5.60%, 11/16/2032	1,708,000	1,815,963
		413,313,736
PIPELINES — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,791
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,187,000	1,111,495
3.60%, 9/1/2032	1,090,000	1,008,719
4.45%, 7/15/2027	1,980,000	1,984,475
4.80%, 5/3/2029 (a)	643,000	651,616
5.63%, 8/1/2034	1,477,000	1,531,634
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,395,000	2,329,425
5.13%, 6/30/2027	2,086,000	2,108,925
Cheniere Energy Partners LP:
3.25%, 1/31/2032	3,761,000	3,428,791
4.00%, 3/1/2031	2,439,000	2,353,391
4.50%, 10/1/2029	3,215,000	3,206,545
5.75%, 8/15/2034	2,453,000	2,551,095
Security Description	Principal Amount	Value
5.95%, 6/30/2033	$3,158,000	$3,341,953
Cheniere Energy, Inc. 5.65%, 4/15/2034	3,073,000	3,165,989
DCP Midstream Operating LP:
3.25%, 2/15/2032 (a)	1,504,000	1,369,768
5.13%, 5/15/2029	505,000	516,605
5.63%, 7/15/2027	1,701,000	1,737,469
8.13%, 8/16/2030	418,000	480,880
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	350,814
5.80%, 1/15/2035	1,577,000	1,659,477
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (a)	578,000	549,545
Enbridge, Inc.:
1.60%, 10/4/2026	1,686,000	1,643,816
2.50%, 8/1/2033	1,835,000	1,561,548
3.13%, 11/15/2029	732,000	697,750
3.70%, 7/15/2027	1,546,000	1,533,972
4.25%, 12/1/2026	1,574,000	1,574,283
4.60%, 6/20/2028	637,000	644,332
4.90%, 6/20/2030 (a)	1,474,000	1,507,018
5.25%, 4/5/2027	961,000	975,992
5.30%, 4/5/2029	1,365,000	1,409,267
5.55%, 6/20/2035	1,789,000	1,845,604
5.63%, 4/5/2034	1,650,000	1,722,831
5.70%, 3/8/2033	4,073,000	4,287,525
5.90%, 11/15/2026	1,518,000	1,545,385
6.00%, 11/15/2028	1,611,000	1,694,450
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (a) (c)	4,570,000	4,858,093
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (c)	4,541,000	4,805,786
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	667,000	763,201
Energy Transfer LP:
3.75%, 5/15/2030	3,213,000	3,119,534
4.00%, 10/1/2027	1,716,000	1,709,908
4.20%, 4/15/2027	1,923,000	1,920,808
4.40%, 3/15/2027	1,579,000	1,584,037
4.90%, 3/15/2035	1,211,000	1,179,902
4.95%, 5/15/2028	1,992,000	2,024,888
4.95%, 6/15/2028	1,843,000	1,874,607
5.20%, 4/1/2030 (a)	2,456,000	2,532,701
5.25%, 4/15/2029	1,974,000	2,030,910
5.25%, 7/1/2029	2,062,000	2,122,602
5.50%, 6/1/2027	1,920,000	1,953,254
5.55%, 2/15/2028 (a)	2,073,000	2,134,216
5.55%, 5/15/2034	2,122,000	2,178,106
5.60%, 9/1/2034	2,544,000	2,611,823
5.70%, 4/1/2035	720,000	743,724
5.75%, 2/15/2033	7,466,000	7,829,221
6.05%, 12/1/2026	2,088,000	2,127,296
6.10%, 12/1/2028	1,124,000	1,182,426

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 12/1/2030	$2,779,000	$3,011,602
6.55%, 12/1/2033	3,574,000	3,912,315
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,142,000	2,024,276
3.13%, 7/31/2029	2,409,000	2,323,721
3.95%, 2/15/2027	725,000	724,630
4.15%, 10/16/2028	1,770,000	1,774,956
4.30%, 6/20/2028	1,039,000	1,046,772
4.60%, 1/11/2027	1,373,000	1,383,449
4.60%, 1/15/2031	1,749,000	1,767,942
4.85%, 1/31/2034	1,860,000	1,876,461
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	4,479,000	4,471,430
5.35%, 1/31/2033	1,925,000	2,012,279
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	5,589,000	5,553,677
Series H, 6.65%, 10/15/2034	370,000	420,734
Series D, 6.88%, 3/1/2033	1,976,000	2,239,954
Kinder Morgan Energy Partners LP:
5.80%, 3/15/2035	759,000	794,605
7.30%, 8/15/2033	1,784,000	2,043,108
7.40%, 3/15/2031	1,226,000	1,395,421
7.75%, 3/15/2032	1,376,000	1,600,935
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,837,000	1,789,275
4.30%, 3/1/2028	1,678,000	1,685,736
4.80%, 2/1/2033	1,747,000	1,747,699
5.00%, 2/1/2029	655,000	669,908
5.10%, 8/1/2029 (a)	360,000	369,968
5.15%, 6/1/2030 (a)	4,077,000	4,206,241
5.20%, 6/1/2033	2,755,000	2,823,682
5.30%, 12/1/2034	12,000	12,240
5.40%, 2/1/2034 (a)	2,875,000	2,964,297
Series GMTN, 7.75%, 1/15/2032	3,811,000	4,432,803
Series GMTN, 7.80%, 8/1/2031	1,800,000	2,087,100
MPLX LP:
4.00%, 3/15/2028	3,078,000	3,062,333
4.13%, 3/1/2027	2,262,000	2,259,806
4.25%, 12/1/2027	1,803,000	1,804,785
4.80%, 2/15/2029	337,000	341,678
4.80%, 2/15/2031	3,706,000	3,729,459
4.95%, 9/1/2032 (a)	2,913,000	2,923,545
5.00%, 1/15/2033	2,724,000	2,717,190
5.00%, 3/1/2033	2,846,000	2,848,504
5.40%, 4/1/2035	1,077,000	1,086,219
5.40%, 9/15/2035	1,297,000	1,300,191
5.50%, 6/1/2034	3,195,000	3,257,271
Northwest Pipeline LLC 4.00%, 4/1/2027	1,720,000	1,715,459
Security Description	Principal Amount	Value
ONEOK, Inc.:
3.40%, 9/1/2029	$1,634,000	$1,575,258
4.00%, 7/13/2027	1,935,000	1,929,388
4.25%, 9/24/2027	2,209,000	2,213,794
4.35%, 3/15/2029	879,000	878,358
4.55%, 7/15/2028 (a)	5,603,000	5,647,432
4.95%, 10/15/2032	2,115,000	2,116,269
5.05%, 11/1/2034 (a)	140,000	138,128
5.40%, 10/15/2035 (a)	1,812,000	1,820,100
5.65%, 11/1/2028	1,837,000	1,905,667
5.65%, 9/1/2034	1,718,000	1,765,606
5.80%, 11/1/2030	1,358,000	1,431,142
6.05%, 9/1/2033	6,252,000	6,628,996
6.10%, 11/15/2032 (a)	1,897,021	2,032,506
6.35%, 1/15/2031	791,000	850,681
Plains All American Pipeline LP 5.95%, 6/15/2035	877,000	915,921
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	3,603,000	3,479,201
3.80%, 9/15/2030	1,978,000	1,908,137
4.50%, 12/15/2026	11,000	11,018
4.70%, 1/15/2031 (a)	1,626,000	1,629,463
5.70%, 9/15/2034	650,000	670,026
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,665,000	2,662,282
4.50%, 5/15/2030	4,809,000	4,829,005
5.00%, 3/15/2027	2,560,000	2,576,435
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027	2,280,000	2,299,950
5.03%, 10/1/2029 (b)	425,000	429,947
5.03%, 10/1/2029	1,912,000	1,934,256
5.58%, 10/1/2034	2,447,000	2,460,263
Targa Resources Corp.:
4.20%, 2/1/2033	1,702,000	1,617,666
4.90%, 9/15/2030	1,768,000	1,795,970
5.20%, 7/1/2027	1,984,000	2,016,240
5.50%, 2/15/2035	1,862,000	1,895,926
5.55%, 8/15/2035	1,877,000	1,914,709
6.13%, 3/15/2033	1,356,000	1,443,055
6.15%, 3/1/2029	1,846,000	1,944,466
6.50%, 3/30/2034	1,843,000	2,006,751
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,971,000	1,872,568
4.88%, 2/1/2031	1,770,000	1,775,770
5.00%, 1/15/2028	1,608,000	1,609,930
5.50%, 3/1/2030	1,399,000	1,423,482
6.88%, 1/15/2029	1,715,000	1,747,053
TC PipeLines LP 3.90%, 5/25/2027	4,670,000	4,642,634

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	$1,334,000	$1,386,279
7.00%, 10/15/2028	1,849,000	1,986,492
Texas Eastern Transmission LP 7.00%, 7/15/2032	1,102,000	1,234,064
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	3,018,000	3,019,298
4.63%, 3/1/2034	2,377,000	2,317,052
5.60%, 3/31/2034	2,548,000	2,636,008
5 yr. CMT + 2.61%, 7.00%, 6/1/2065 (c)	750,000	772,725
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	804,000	767,506
4.00%, 3/15/2028	1,262,000	1,258,163
Valero Energy Partners LP 4.50%, 3/15/2028	1,514,000	1,525,158
Western Midstream Operating LP:
4.05%, 2/1/2030	1,838,000	1,792,473
4.50%, 3/1/2028	1,843,000	1,844,935
4.75%, 8/15/2028 (a)	1,881,000	1,896,894
5.45%, 11/15/2034	1,826,000	1,827,516
6.15%, 4/1/2033	1,268,000	1,340,251
6.35%, 1/15/2029	1,521,000	1,600,792
Williams Cos., Inc.:
2.60%, 3/15/2031	2,910,000	2,642,542
3.50%, 11/15/2030	1,855,000	1,773,361
3.75%, 6/15/2027	2,760,000	2,742,032
4.63%, 6/30/2030	2,351,000	2,371,853
4.65%, 8/15/2032	2,083,000	2,080,896
4.80%, 11/15/2029	1,592,000	1,619,669
4.90%, 3/15/2029	1,500,000	1,528,380
5.15%, 3/15/2034	2,636,000	2,678,782
5.30%, 8/15/2028	1,931,000	1,990,649
5.60%, 3/15/2035	784,000	814,160
5.65%, 3/15/2033	1,889,000	1,985,962
Series A, 7.50%, 1/15/2031	1,747,000	1,979,561
8.75%, 3/15/2032	1,202,000	1,458,879
		336,909,655
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,491,000	1,348,282
4.80%, 6/15/2030	1,479,000	1,501,791
5.50%, 4/1/2029	1,617,000	1,677,783
5.50%, 6/15/2035	685,000	705,221
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	25,000	26,840
		5,259,917
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Agree LP:
2.00%, 6/15/2028	358,000	337,984
2.90%, 10/1/2030	1,794,000	1,673,892
Security Description	Principal Amount	Value
5.60%, 6/15/2035	$490,000	$510,614
5.63%, 6/15/2034	1,694,000	1,761,370
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,992,000	1,634,635
2.00%, 5/18/2032	1,375,000	1,163,222
2.75%, 12/15/2029	1,987,000	1,863,369
2.95%, 3/15/2034	1,461,000	1,261,822
3.38%, 8/15/2031	1,010,000	945,320
3.95%, 1/15/2027	1,828,000	1,822,351
3.95%, 1/15/2028	200,000	198,760
4.50%, 7/30/2029	100,000	100,318
4.70%, 7/1/2030 (a)	1,564,000	1,578,123
4.75%, 4/15/2035	2,873,000	2,808,501
4.90%, 12/15/2030 (a)	783,000	797,211
American Assets Trust LP:
3.38%, 2/1/2031	1,941,000	1,762,758
6.15%, 10/1/2034	1,759,000	1,791,102
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,875,000	1,661,400
3.63%, 4/15/2032	1,975,000	1,850,042
4.25%, 2/15/2028	1,679,000	1,675,961
4.90%, 2/15/2029	100,000	101,720
4.95%, 6/15/2030	1,371,000	1,395,513
5.25%, 3/15/2035 (a)	354,000	357,965
5.50%, 2/1/2034	1,877,000	1,939,354
5.50%, 7/15/2034	518,000	533,271
American Tower Corp.:
1.50%, 1/31/2028	1,507,000	1,419,715
2.10%, 6/15/2030	1,784,000	1,607,848
2.70%, 4/15/2031	1,438,000	1,312,376
2.75%, 1/15/2027	1,842,000	1,810,428
2.90%, 1/15/2030	1,569,000	1,478,845
3.13%, 1/15/2027	1,480,000	1,460,183
3.55%, 7/15/2027	1,962,000	1,943,224
3.60%, 1/15/2028	1,562,000	1,542,787
3.65%, 3/15/2027	155,000	153,875
3.80%, 8/15/2029	2,696,000	2,643,832
3.95%, 3/15/2029	1,856,000	1,836,104
4.05%, 3/15/2032 (a)	1,139,000	1,102,973
4.90%, 3/15/2030	2,366,000	2,412,658
5.00%, 1/31/2030	1,743,000	1,784,693
5.20%, 2/15/2029	1,529,000	1,572,592
5.25%, 7/15/2028	1,581,000	1,625,790
5.35%, 3/15/2035	2,571,000	2,640,905
5.40%, 1/31/2035	290,000	299,509
5.45%, 2/15/2034	1,894,000	1,968,264
5.50%, 3/15/2028	1,893,000	1,951,513
5.55%, 7/15/2033	1,106,000	1,157,672
5.65%, 3/15/2033	1,815,000	1,911,975
5.80%, 11/15/2028	1,756,000	1,833,475
5.90%, 11/15/2033	1,648,000	1,765,634
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,580,000	1,555,557

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 5/15/2032 (a)	$1,731,000	$1,753,468
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	223,000	208,554
2.05%, 1/15/2032 (a)	1,416,000	1,237,966
Series MTN, 2.30%, 3/1/2030	1,434,000	1,322,535
Series MTN, 2.45%, 1/15/2031	417,000	379,099
Series MTN, 2.90%, 10/15/2026	1,162,000	1,149,183
Series MTN, 3.20%, 1/15/2028	800,000	785,448
Series MTN, 3.30%, 6/1/2029	206,000	199,836
Series MTN, 3.35%, 5/15/2027	1,383,000	1,367,483
5.00%, 2/15/2033	1,626,000	1,660,813
5.00%, 8/1/2035	1,264,000	1,273,278
5.30%, 12/7/2033	1,957,000	2,033,010
5.35%, 6/1/2034	727,000	755,804
Boston Properties LP:
2.45%, 10/1/2033	1,952,000	1,598,220
2.55%, 4/1/2032 (a)	1,639,000	1,417,883
2.75%, 10/1/2026	2,609,000	2,567,152
2.90%, 3/15/2030	1,383,000	1,283,908
3.25%, 1/30/2031 (a)	1,969,000	1,831,150
3.40%, 6/21/2029 (a)	1,149,000	1,102,960
4.50%, 12/1/2028	1,652,000	1,650,943
5.75%, 1/15/2035 (a)	2,028,000	2,074,441
6.50%, 1/15/2034	1,587,000	1,712,770
6.75%, 12/1/2027	1,744,000	1,830,520
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	2,260,000	2,152,740
2.50%, 8/16/2031 (a)	784,000	696,709
3.90%, 3/15/2027	750,000	746,917
4.13%, 5/15/2029	682,000	676,373
4.85%, 2/15/2033	1,283,000	1,279,946
5.20%, 4/1/2032	1,985,000	2,036,332
5.50%, 2/15/2034	1,432,000	1,475,604
Broadstone Net Lease LLC:
2.60%, 9/15/2031	1,839,000	1,610,523
5.00%, 11/1/2032	1,250,000	1,242,287
Camden Property Trust:
2.80%, 5/15/2030	1,387,000	1,301,686
3.15%, 7/1/2029 (a)	1,614,000	1,554,702
4.90%, 1/15/2034 (a)	2,175,000	2,206,994
5.85%, 11/3/2026	181,000	184,300
CBRE Services, Inc. 5.95%, 8/15/2034	1,372,000	1,464,926
COPT Defense Properties LP:
2.00%, 1/15/2029	153,000	141,774
2.75%, 4/15/2031 (a)	966,000	874,578
2.90%, 12/1/2033	1,366,000	1,159,297
4.50%, 10/15/2030 (d)	1,375,000	1,365,609
Security Description	Principal Amount	Value
Cousins Properties LP:
5.38%, 2/15/2032	$1,450,000	$1,484,423
5.88%, 10/1/2034 (a)	1,785,000	1,872,733
Crown Castle, Inc.:
2.10%, 4/1/2031	1,874,000	1,640,050
2.25%, 1/15/2031	2,017,000	1,794,848
2.50%, 7/15/2031	1,570,000	1,398,179
2.90%, 3/15/2027	1,925,000	1,887,924
3.10%, 11/15/2029	1,000	951
3.30%, 7/1/2030	1,523,000	1,441,763
3.65%, 9/1/2027	7,852,000	7,770,104
3.80%, 2/15/2028	7,299,000	7,215,864
4.00%, 3/1/2027	1,783,000	1,776,385
4.30%, 2/15/2029	1,903,000	1,893,542
4.80%, 9/1/2028	327,000	331,493
4.90%, 9/1/2029	2,458,000	2,493,985
5.00%, 1/11/2028	5,442,000	5,518,188
5.10%, 5/1/2033	1,611,000	1,629,607
5.20%, 9/1/2034 (a)	5,000	5,049
5.60%, 6/1/2029	10,000	10,384
5.80%, 3/1/2034	1,852,000	1,947,822
CubeSmart LP:
2.00%, 2/15/2031	1,661,000	1,453,956
2.25%, 12/15/2028	624,000	587,621
2.50%, 2/15/2032	1,611,000	1,421,885
3.00%, 2/15/2030	1,441,000	1,361,269
4.38%, 2/15/2029	612,000	612,220
Digital Realty Trust LP:
4.45%, 7/15/2028	1,607,000	1,618,892
5.55%, 1/15/2028	1,659,000	1,707,426
DOC Dr. LLC:
2.63%, 11/1/2031	30,000	26,749
3.95%, 1/15/2028	1,199,000	1,189,636
4.30%, 3/15/2027	7,000	7,002
EPR Properties:
3.60%, 11/15/2031 (a)	1,403,000	1,296,625
3.75%, 8/15/2029 (a)	1,220,000	1,174,555
4.50%, 6/1/2027	1,542,000	1,542,031
4.75%, 12/15/2026	210,000	210,489
4.95%, 4/15/2028	1,213,000	1,221,321
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,957,000	2,031,405
Equinix, Inc.:
1.55%, 3/15/2028	3,058,000	2,874,306
1.80%, 7/15/2027	5,398,000	5,182,944
2.00%, 5/15/2028	1,671,000	1,583,807
2.15%, 7/15/2030 (a)	2,838,000	2,561,040
2.50%, 5/15/2031	1,917,000	1,726,949
2.90%, 11/18/2026	425,000	418,731
3.20%, 11/18/2029	524,000	501,515
3.90%, 4/15/2032	1,060,000	1,016,604
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,293,000	1,131,944
3.00%, 7/1/2029	695,000	667,395

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/1/2027	$2,065,000	$2,038,444
3.50%, 3/1/2028	1,978,000	1,954,699
4.15%, 12/1/2028	798,000	800,490
4.65%, 9/15/2034	1,144,000	1,130,261
4.95%, 6/15/2032	1,739,000	1,781,101
Essential Properties LP 2.95%, 7/15/2031	1,581,000	1,426,394
Essex Portfolio LP:
1.65%, 1/15/2031	1,834,000	1,584,007
1.70%, 3/1/2028	383,000	361,330
2.55%, 6/15/2031	805,000	721,578
2.65%, 3/15/2032	1,056,000	940,505
3.00%, 1/15/2030	679,000	643,054
3.63%, 5/1/2027	15,000	14,894
5.38%, 4/1/2035 (a)	964,000	994,761
5.50%, 4/1/2034	1,339,000	1,391,797
Extra Space Storage LP:
2.20%, 10/15/2030	1,763,000	1,580,794
2.35%, 3/15/2032	1,440,000	1,250,770
2.40%, 10/15/2031	1,316,000	1,159,646
2.55%, 6/1/2031	1,667,000	1,501,367
3.88%, 12/15/2027	201,000	199,615
3.90%, 4/1/2029	1,520,000	1,498,705
4.95%, 1/15/2033	1,552,000	1,562,026
5.40%, 2/1/2034	1,251,000	1,289,331
5.40%, 6/15/2035	1,887,000	1,927,872
5.50%, 7/1/2030	1,121,000	1,169,304
5.70%, 4/1/2028	1,395,000	1,441,314
5.90%, 1/15/2031	1,752,000	1,860,939
Federal Realty OP LP:
3.20%, 6/15/2029	1,545,000	1,484,081
3.25%, 7/15/2027	675,000	664,585
3.50%, 6/1/2030	605,000	583,637
5.38%, 5/1/2028	128,000	131,398
First Industrial LP 5.25%, 1/15/2031	1,361,000	1,394,630
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,556,000	1,397,988
4.00%, 1/15/2030	1,440,000	1,394,410
4.00%, 1/15/2031	1,906,000	1,822,041
5.25%, 2/15/2033	1,177,000	1,180,425
5.30%, 1/15/2029	695,000	708,490
5.63%, 9/15/2034	1,814,000	1,835,169
5.75%, 6/1/2028	1,978,000	2,032,217
6.75%, 12/1/2033	1,880,000	2,040,796
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,951,000	1,694,112
3.10%, 2/15/2030	333,000	313,706
3.75%, 7/1/2027	1,787,000	1,773,562
Healthpeak OP LLC:
1.35%, 2/1/2027	2,175,000	2,094,199
2.13%, 12/1/2028	1,262,000	1,181,144
2.88%, 1/15/2031	607,000	559,144
3.00%, 1/15/2030 (a)	1,764,000	1,666,698
Security Description	Principal Amount	Value
4.75%, 1/15/2033	$1,687,000	$1,675,849
5.25%, 12/15/2032	1,501,000	1,544,649
5.38%, 2/15/2035	1,820,000	1,860,386
Highwoods Realty LP:
2.60%, 2/1/2031	604,000	534,141
3.05%, 2/15/2030	1,850,000	1,715,061
3.88%, 3/1/2027	1,687,000	1,670,737
4.13%, 3/15/2028	1,237,000	1,223,381
4.20%, 4/15/2029	1,431,000	1,401,192
7.65%, 2/1/2034	1,501,000	1,707,688
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,475,000	1,312,352
Series H, 3.38%, 12/15/2029	200,000	189,990
Series I, 3.50%, 9/15/2030	2,291,000	2,151,478
5.50%, 4/15/2035	1,940,000	1,953,114
5.70%, 6/15/2032	1,998,000	2,060,018
5.70%, 7/1/2034	1,443,000	1,478,584
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	2,574,000	2,226,433
2.30%, 11/15/2028	220,000	207,684
2.70%, 1/15/2034	245,000	208,086
4.15%, 4/15/2032	1,307,000	1,263,738
4.88%, 2/1/2035	500,000	493,730
4.95%, 1/15/2033	1,926,000	1,936,073
5.50%, 8/15/2033	1,525,000	1,582,935
Kilroy Realty LP:
2.50%, 11/15/2032	1,900,000	1,579,318
2.65%, 11/15/2033	1,896,000	1,552,331
3.05%, 2/15/2030	1,792,000	1,654,446
4.25%, 8/15/2029	1,824,000	1,788,359
4.75%, 12/15/2028	37,000	37,204
Kimco Realty OP LLC:
1.90%, 3/1/2028	200,000	190,180
2.25%, 12/1/2031	1,646,000	1,451,196
2.70%, 10/1/2030	4,000	3,703
2.80%, 10/1/2026	1,002,000	988,523
3.20%, 4/1/2032	1,464,000	1,350,818
3.80%, 4/1/2027	491,000	488,604
4.60%, 2/1/2033 (a)	1,093,000	1,086,212
4.85%, 3/1/2035	300,000	298,164
6.40%, 3/1/2034	1,177,000	1,302,327
Kite Realty Group LP:
4.00%, 10/1/2026	280,000	279,101
5.20%, 8/15/2032	1,004,000	1,022,885
5.50%, 3/1/2034	1,200,000	1,236,324
Kite Realty Group Trust 4.75%, 9/15/2030	74,000	74,248
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (a)	1,682,000	1,715,085
Life Storage LP 2.20%, 10/15/2030	177,000	158,445

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lineage OP LP 5.25%, 7/15/2030 (b)	$1,679,000	$1,701,297
LXP Industrial Trust:
2.38%, 10/1/2031	1,417,000	1,228,950
2.70%, 9/15/2030	640,000	584,435
6.75%, 11/15/2028	34,000	36,185
Mid-America Apartments LP:
1.70%, 2/15/2031	1,870,000	1,626,096
3.60%, 6/1/2027	65,000	64,526
3.95%, 3/15/2029 (a)	635,000	630,231
4.20%, 6/15/2028	1,959,000	1,964,446
5.00%, 3/15/2034	25,000	25,350
5.30%, 2/15/2032	1,351,000	1,405,864
National Health Investors, Inc.:
3.00%, 2/1/2031 (a)	1,136,000	1,027,853
5.35%, 2/1/2033	1,250,000	1,239,650
NNN REIT, Inc.:
4.30%, 10/15/2028	1,966,000	1,972,016
4.60%, 2/15/2031	2,526,000	2,532,997
5.50%, 6/15/2034	177,000	183,494
5.60%, 10/15/2033	998,000	1,043,399
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	1,901,000	1,675,047
3.38%, 2/1/2031	1,595,000	1,480,064
3.63%, 10/1/2029	1,596,000	1,532,304
4.75%, 1/15/2028	924,000	931,789
5.20%, 7/1/2030	1,799,000	1,826,003
Phillips Edison Grocery Center Operating Partnership I LP:
4.95%, 1/15/2035	867,000	853,839
5.25%, 8/15/2032	1,359,000	1,390,080
5.75%, 7/15/2034	427,000	444,097
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,955,000	1,664,194
3.15%, 8/15/2030	1,884,000	1,710,879
6.88%, 7/15/2029 (a)	2,259,000	2,390,745
9.25%, 7/20/2028	1,610,000	1,787,422
Prologis LP:
1.25%, 10/15/2030	35,000	30,385
1.75%, 7/1/2030 (a)	1,440,000	1,288,238
2.13%, 4/15/2027	1,967,000	1,912,750
2.25%, 4/15/2030	41,000	37,772
2.25%, 1/15/2032	7,014,000	6,177,300
2.88%, 11/15/2029	1,506,000	1,434,299
3.25%, 10/1/2026	649,000	644,275
3.38%, 12/15/2027	1,000	988
3.88%, 9/15/2028	3,893,000	3,878,829
4.00%, 9/15/2028	1,791,000	1,790,928
4.38%, 2/1/2029 (a)	1,881,000	1,898,926
4.63%, 1/15/2033 (a)	1,103,000	1,111,284
4.75%, 1/15/2031 (a)	1,631,000	1,665,072
4.75%, 6/15/2033	1,534,000	1,547,607
4.88%, 6/15/2028	1,619,000	1,655,897
Security Description	Principal Amount	Value
5.00%, 3/15/2034	$1,798,000	$1,827,559
5.13%, 1/15/2034	1,461,000	1,500,652
5.25%, 5/15/2035	1,444,000	1,486,194
Public Storage Operating Co.:
1.85%, 5/1/2028 (a)	1,857,000	1,761,235
1.95%, 11/9/2028	1,017,000	956,204
2.25%, 11/9/2031	1,548,000	1,370,367
2.30%, 5/1/2031	1,344,000	1,209,022
4.38%, 7/1/2030	1,913,000	1,922,087
5.00%, 7/1/2035 (a)	1,844,000	1,864,487
5.10%, 8/1/2033 (a)	1,666,000	1,730,541
5.13%, 1/15/2029 (a)	987,000	1,019,275
Rayonier LP 2.75%, 5/17/2031	1,773,000	1,591,640
Realty Income Corp.:
1.80%, 3/15/2033	16,000	13,233
2.10%, 3/15/2028	2,342,000	2,234,713
2.20%, 6/15/2028	744,000	709,188
2.70%, 2/15/2032	779,000	701,638
2.85%, 12/15/2032	1,671,000	1,491,367
3.10%, 12/15/2029	503,000	482,805
3.20%, 2/15/2031	1,558,000	1,468,166
3.25%, 6/15/2029	985,000	954,327
3.25%, 1/15/2031	1,537,000	1,455,370
3.40%, 1/15/2028	1,963,000	1,935,047
3.40%, 1/15/2030	1,195,000	1,157,692
3.65%, 1/15/2028	658,000	652,420
3.95%, 8/15/2027 (a)	1,817,000	1,815,310
3.95%, 2/1/2029 (d)	1,735,000	1,726,672
4.00%, 7/15/2029	1,775,000	1,763,800
4.45%, 9/15/2026	612,000	613,365
4.50%, 2/1/2033 (d)	1,750,000	1,730,907
4.70%, 12/15/2028	775,000	788,849
4.75%, 2/15/2029	1,863,000	1,898,397
4.85%, 3/15/2030 (a)	466,000	478,051
4.90%, 7/15/2033	1,595,000	1,616,756
5.13%, 2/15/2034	1,922,000	1,969,819
5.13%, 4/15/2035	1,079,000	1,096,642
5.63%, 10/13/2032	1,634,000	1,732,530
Regency Centers LP:
2.95%, 9/15/2029	200,000	190,988
3.60%, 2/1/2027	1,946,000	1,932,631
3.70%, 6/15/2030	297,000	289,326
4.13%, 3/15/2028	1,809,000	1,808,421
5.00%, 7/15/2032	1,146,000	1,172,736
5.10%, 1/15/2035	300,000	303,708
5.25%, 1/15/2034	676,000	693,988
Rexford Industrial Realty LP:
2.13%, 12/1/2030	793,000	705,778
2.15%, 9/1/2031	22,000	19,143
5.00%, 6/15/2028	1,912,000	1,942,821
Sabra Health Care LP 3.20%, 12/1/2031	1,766,000	1,604,570
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,643,000	1,502,737

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 1/15/2032 (a)	$1,351,000	$1,198,756
6.10%, 4/1/2034	1,884,000	1,984,210
Simon Property Group LP:
1.75%, 2/1/2028	3,246,000	3,084,057
2.20%, 2/1/2031	195,000	175,243
2.25%, 1/15/2032 (a)	1,743,000	1,530,563
2.65%, 7/15/2030 (a)	1,454,000	1,353,674
2.65%, 2/1/2032	1,634,000	1,463,852
3.25%, 11/30/2026	226,000	224,002
3.38%, 6/15/2027	852,000	843,625
3.38%, 12/1/2027	1,840,000	1,818,049
4.38%, 10/1/2030	6,728,000	6,742,532
4.75%, 9/26/2034	495,000	491,723
5.50%, 3/8/2033 (a)	1,675,000	1,766,488
6.25%, 1/15/2034	1,736,000	1,913,871
Store Capital LLC:
2.70%, 12/1/2031	1,880,000	1,645,978
2.75%, 11/18/2030	1,411,000	1,282,811
4.50%, 3/15/2028	1,726,000	1,722,186
5.40%, 4/30/2030 (b)	1,626,000	1,655,886
Sun Communities Operating LP 2.70%, 7/15/2031	1,908,000	1,725,881
Tanger Properties LP 3.88%, 7/15/2027	1,828,000	1,812,042
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	207,000	169,223
Series MTN, 2.10%, 8/1/2032	1,452,000	1,238,701
Series MTN, 2.10%, 6/15/2033	220,000	182,316
3.10%, 11/1/2034	385,000	330,811
Series MTN, 3.20%, 1/15/2030	578,000	552,736
Series GMTN, 3.50%, 1/15/2028	454,000	446,958
Series MTN, 3.50%, 7/1/2027	1,000	989
5.13%, 9/1/2034	1,834,000	1,857,383
Ventas Realty LP:
2.50%, 9/1/2031	1,086,000	969,342
3.00%, 1/15/2030 (a)	1,578,000	1,493,987
3.25%, 10/15/2026	669,000	661,975
3.85%, 4/1/2027	672,000	669,238
4.00%, 3/1/2028	900,000	895,833
4.40%, 1/15/2029	1,637,000	1,640,798
4.75%, 11/15/2030	91,000	92,086
5.00%, 1/15/2035	1,355,000	1,355,068
5.10%, 7/15/2032	1,905,000	1,949,425
5.63%, 7/1/2034 (a)	1,328,000	1,383,298
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,734
3.40%, 1/15/2028	81,000	78,466
3.95%, 8/15/2027	250,000	246,597
Security Description	Principal Amount	Value
4.63%, 11/1/2025	$66,000	$65,904
VICI Properties LP:
4.75%, 2/15/2028	2,533,000	2,553,669
4.75%, 4/1/2028	1,469,000	1,484,380
4.95%, 2/15/2030	2,379,000	2,405,811
5.13%, 11/15/2031	1,931,000	1,956,451
5.13%, 5/15/2032	2,976,000	3,004,599
5.63%, 4/1/2035 (a)	1,084,000	1,109,474
5.75%, 4/1/2034	1,555,000	1,613,141
Welltower OP LLC:
2.05%, 1/15/2029	859,000	804,093
2.75%, 1/15/2031 (a)	1,352,000	1,249,397
2.75%, 1/15/2032	1,565,000	1,416,873
2.80%, 6/1/2031	706,000	649,492
3.10%, 1/15/2030	800,000	763,880
3.85%, 6/15/2032	1,014,000	973,927
4.13%, 3/15/2029 (a)	680,000	679,007
4.25%, 4/15/2028	1,910,000	1,921,059
4.50%, 7/1/2030	3,679,000	3,713,509
5.13%, 7/1/2035 (a)	2,220,000	2,259,005
Weyerhaeuser Co.:
3.38%, 3/9/2033	511,000	466,558
4.00%, 11/15/2029	1,622,000	1,605,245
4.00%, 4/15/2030	1,618,000	1,595,267
6.95%, 10/1/2027	1,523,000	1,606,186
7.38%, 3/15/2032	1,496,000	1,713,444
WP Carey, Inc.:
2.25%, 4/1/2033	1,740,000	1,453,509
2.40%, 2/1/2031	88,000	78,948
2.45%, 2/1/2032	1,666,000	1,461,299
3.85%, 7/15/2029	1,193,000	1,174,246
4.65%, 7/15/2030	1,359,000	1,366,638
		522,493,919
RETAIL — 2.2%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	506,354
AutoNation, Inc.:
1.95%, 8/1/2028	739,000	693,130
2.40%, 8/1/2031	1,858,000	1,621,198
3.80%, 11/15/2027 (a)	784,000	775,705
3.85%, 3/1/2032	1,681,000	1,574,576
4.75%, 6/1/2030	1,361,000	1,368,281
5.89%, 3/15/2035 (a)	688,000	710,587
AutoZone, Inc.:
1.65%, 1/15/2031	103,000	89,681
3.75%, 6/1/2027	1,564,000	1,555,257
3.75%, 4/18/2029	716,000	704,644
4.00%, 4/15/2030 (a)	1,586,000	1,566,857
4.50%, 2/1/2028	1,902,000	1,918,129
4.75%, 8/1/2032 (a)	1,576,000	1,588,892
4.75%, 2/1/2033	1,944,000	1,947,791
5.10%, 7/15/2029	1,416,000	1,457,163
5.13%, 6/15/2030	1,201,000	1,239,912
5.20%, 8/1/2033	270,000	277,271
5.40%, 7/15/2034	1,896,000	1,966,323

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 11/1/2028	$1,727,000	$1,831,155
6.55%, 11/1/2033	15,000	16,751
Best Buy Co., Inc. 1.95%, 10/1/2030 (a)	1,527,000	1,355,930
Costco Wholesale Corp.:
1.38%, 6/20/2027	3,938,000	3,784,339
1.60%, 4/20/2030	3,809,000	3,434,690
1.75%, 4/20/2032 (a)	976,000	844,952
3.00%, 5/18/2027	900,000	889,398
Darden Restaurants, Inc.:
3.85%, 5/1/2027	681,000	677,684
4.35%, 10/15/2027	1,013,000	1,017,467
6.30%, 10/10/2033 (a)	1,510,000	1,636,342
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,724,000	1,580,511
Dollar General Corp.:
3.50%, 4/3/2030	1,023,000	982,919
4.13%, 5/1/2028	1,637,000	1,630,174
4.63%, 11/1/2027	1,815,000	1,829,484
5.00%, 11/1/2032 (a)	1,523,000	1,538,839
5.20%, 7/5/2028	1,723,000	1,763,697
5.45%, 7/5/2033 (a)	1,769,000	1,834,152
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,979,000	1,764,674
4.20%, 5/15/2028	2,379,000	2,371,863
Ferguson Enterprises, Inc.:
4.35%, 3/15/2031	1,250,000	1,242,425
5.00%, 10/3/2034	1,752,000	1,764,755
Genuine Parts Co.:
1.88%, 11/1/2030	1,968,000	1,731,801
2.75%, 2/1/2032	4,032,000	3,574,529
4.95%, 8/15/2029	545,000	555,301
6.50%, 11/1/2028	403,000	427,946
6.88%, 11/1/2033 (a)	1,881,000	2,107,886
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,016,000	947,603
1.38%, 3/15/2031	1,865,000	1,607,257
1.50%, 9/15/2028	1,168,000	1,092,839
1.88%, 9/15/2031	1,399,000	1,222,432
2.50%, 4/15/2027	1,593,000	1,561,841
2.70%, 4/15/2030	1,946,000	1,833,151
2.80%, 9/14/2027 (a)	1,398,000	1,371,452
2.88%, 4/15/2027	1,297,000	1,278,310
2.95%, 6/15/2029	2,770,000	2,671,804
3.25%, 4/15/2032	2,776,000	2,599,780
3.75%, 9/15/2028 (a)	1,528,000	1,522,209
3.90%, 12/6/2028 (a)	1,238,000	1,239,065
3.95%, 9/15/2030 (a)	1,643,000	1,629,741
4.50%, 9/15/2032 (a)	1,921,000	1,950,756
4.65%, 9/15/2035	3,191,000	3,161,037
4.75%, 6/25/2029 (a)	2,090,000	2,141,205
4.85%, 6/25/2031	2,102,000	2,167,477
4.88%, 6/25/2027	1,713,000	1,741,864
4.90%, 4/15/2029	1,742,000	1,792,762
4.95%, 6/25/2034 (a)	2,510,000	2,570,617
Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
1.30%, 4/15/2028	$1,124,000	$1,050,929
1.70%, 9/15/2028 (a)	1,951,000	1,823,658
1.70%, 10/15/2030	2,167,000	1,906,938
2.63%, 4/1/2031	2,289,000	2,088,964
3.10%, 5/3/2027	2,032,000	2,003,308
3.35%, 4/1/2027	1,361,000	1,347,717
3.65%, 4/5/2029 (a)	2,851,000	2,801,364
3.75%, 4/1/2032 (a)	2,138,000	2,043,479
3.95%, 10/15/2027 (a)	1,430,000	1,428,727
4.00%, 10/15/2028 (a)	1,110,000	1,107,414
4.25%, 3/15/2031	1,750,000	1,738,415
4.50%, 4/15/2030 (a)	3,540,000	3,585,064
4.50%, 10/15/2032 (a)	2,955,000	2,930,237
4.85%, 10/15/2035 (a)	3,280,000	3,252,973
5.00%, 4/15/2033 (a)	1,808,000	1,849,638
5.15%, 7/1/2033 (a)	1,867,000	1,929,003
6.50%, 3/15/2029 (a)	2,083,000	2,241,558
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	1,481,000	1,358,107
Series MTN, 2.63%, 9/1/2029	1,854,000	1,756,702
Series MTN, 3.50%, 3/1/2027	1,603,000	1,591,891
Series MTN, 3.50%, 7/1/2027	1,919,000	1,904,013
Series MTN, 3.60%, 7/1/2030	1,947,000	1,900,447
Series MTN, 3.80%, 4/1/2028	1,549,000	1,542,060
4.40%, 2/12/2031	1,968,000	1,973,432
4.60%, 5/15/2030	1,686,000	1,713,043
Series MTN, 4.60%, 9/9/2032 (a)	1,430,000	1,449,534
4.80%, 8/14/2028	1,832,000	1,870,179
4.95%, 8/14/2033 (a)	997,000	1,027,598
4.95%, 3/3/2035 (a)	1,449,000	1,467,518
Series GMTN, 5.00%, 5/17/2029 (a)	1,478,000	1,521,320
Series GMTN, 5.20%, 5/17/2034 (a)	1,441,000	1,501,969
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,296,000	1,129,140
3.60%, 9/1/2027	1,126,000	1,115,900
3.90%, 6/1/2029	1,174,000	1,161,591
4.20%, 4/1/2030	1,392,000	1,387,657
4.35%, 6/1/2028	1,623,000	1,632,900
4.70%, 6/15/2032	1,509,000	1,521,842
5.00%, 8/19/2034	1,495,000	1,508,276
5.75%, 11/20/2026	1,553,000	1,579,774
Ross Stores, Inc. 1.88%, 4/15/2031	541,000	471,774
Starbucks Corp.:
2.00%, 3/12/2027	1,444,000	1,402,254
2.25%, 3/12/2030 (a)	1,661,000	1,526,027

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 11/15/2030	$1,638,000	$1,503,831
3.00%, 2/14/2032 (a)	1,699,000	1,561,636
3.50%, 3/1/2028 (a)	1,318,000	1,301,538
3.55%, 8/15/2029	2,005,000	1,964,198
4.00%, 11/15/2028	1,191,000	1,189,404
4.50%, 5/15/2028	1,641,000	1,656,721
4.80%, 5/15/2030 (a)	1,943,000	1,982,715
4.80%, 2/15/2033	865,000	876,660
4.90%, 2/15/2031 (a)	1,487,000	1,529,736
5.00%, 2/15/2034 (a)	2,047,000	2,090,274
5.40%, 5/15/2035 (a)	971,000	1,006,840
Target Corp.:
1.95%, 1/15/2027 (a)	4,997,000	4,878,621
2.35%, 2/15/2030 (a)	1,614,000	1,503,021
2.65%, 9/15/2030	1,500,000	1,399,155
3.38%, 4/15/2029	1,541,000	1,508,654
4.35%, 6/15/2028 (a)	1,910,000	1,929,272
4.40%, 1/15/2033 (a)	1,519,000	1,517,010
4.50%, 9/15/2032 (a)	1,532,000	1,540,962
4.50%, 9/15/2034 (a)	1,649,000	1,626,623
5.00%, 4/15/2035	1,758,000	1,779,659
6.35%, 11/1/2032	599,000	666,765
TJX Cos., Inc.:
1.60%, 5/15/2031 (a)	1,826,000	1,597,494
3.88%, 4/15/2030	1,789,000	1,772,488
Tractor Supply Co.:
1.75%, 11/1/2030	1,640,000	1,441,609
5.25%, 5/15/2033 (a)	1,877,000	1,935,300
Walmart, Inc.:
1.50%, 9/22/2028	875,000	819,919
1.80%, 9/22/2031 (a)	2,104,000	1,855,917
2.38%, 9/24/2029	668,000	631,587
3.25%, 7/8/2029 (a)	1,403,000	1,373,874
3.70%, 6/26/2028	1,903,000	1,902,715
3.90%, 4/15/2028	6,145,000	6,169,887
3.95%, 9/9/2027 (a)	1,794,000	1,802,252
4.00%, 4/15/2030 (a)	1,894,500	1,906,151
4.10%, 4/28/2027 (a)	1,124,000	1,131,846
4.10%, 4/15/2033 (a)	4,236,000	4,208,212
4.15%, 9/9/2032 (a)	2,203,000	2,207,758
4.35%, 4/28/2030 (a)	1,409,000	1,432,051
4.90%, 4/28/2035	2,533,000	2,602,708
5.88%, 4/5/2027	537,000	554,603
7.55%, 2/15/2030	725,000	829,096
		243,187,713
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	1,768,000	1,729,228
4.32%, 3/24/2028	1,895,000	1,911,411
Analog Devices, Inc.:
1.70%, 10/1/2028	1,926,000	1,803,275
2.10%, 10/1/2031	1,558,000	1,377,771
3.45%, 6/15/2027	1,739,000	1,724,897
3.50%, 12/5/2026	980,000	974,855
4.25%, 6/15/2028	1,409,000	1,418,539
Security Description	Principal Amount	Value
4.50%, 6/15/2030	$1,859,000	$1,882,628
5.05%, 4/1/2034 (a)	1,457,000	1,513,488
Applied Materials, Inc.:
1.75%, 6/1/2030	2,063,000	1,854,781
3.30%, 4/1/2027	169,000	167,744
4.00%, 1/15/2031	1,448,000	1,433,868
4.80%, 6/15/2029	1,587,000	1,627,437
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028 (a)	1,391,000	1,375,296
3.88%, 1/15/2027	5,495,000	5,495,000
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (b)	1,766,000	1,682,309
2.45%, 2/15/2031 (b)	5,480,000	4,982,745
2.60%, 2/15/2033 (b)	2,924,000	2,565,752
3.42%, 4/15/2033 (b)	4,825,000	4,460,857
3.47%, 4/15/2034 (a) (b)	5,981,000	5,457,064
4.00%, 4/15/2029 (b)	1,872,000	1,862,921
4.11%, 9/15/2028	1,975,000	1,982,070
4.15%, 2/15/2028	1,860,000	1,865,375
4.15%, 11/15/2030	2,580,000	2,567,590
4.15%, 4/15/2032 (a) (b)	2,539,000	2,490,023
4.20%, 10/15/2030 (a)	3,160,000	3,154,186
4.30%, 11/15/2032	3,856,000	3,806,450
4.35%, 2/15/2030	3,039,000	3,054,499
4.55%, 2/15/2032	2,058,000	2,070,883
4.60%, 7/15/2030 (a)	3,080,000	3,126,169
4.75%, 4/15/2029 (a)	2,666,000	2,719,933
4.80%, 4/15/2028	1,344,000	1,368,891
4.80%, 10/15/2034	2,705,000	2,720,878
4.80%, 2/15/2036	675,000	672,982
4.90%, 7/15/2032	10,971,000	11,220,042
5.00%, 4/15/2030 (a)	1,491,000	1,535,521
5.05%, 7/12/2027 (a)	2,248,000	2,286,868
5.05%, 7/12/2029	5,599,000	5,767,250
5.05%, 4/15/2030	1,894,000	1,957,108
5.15%, 11/15/2031	1,778,000	1,845,600
5.20%, 4/15/2032	1,611,000	1,677,035
5.20%, 7/15/2035 (a)	3,722,000	3,840,285
Intel Corp.:
1.60%, 8/12/2028	1,453,000	1,354,051
2.00%, 8/12/2031 (a)	1,877,000	1,640,911
2.45%, 11/15/2029 (a)	5,595,000	5,194,342
3.15%, 5/11/2027	2,541,000	2,500,878
3.75%, 3/25/2027	1,754,000	1,744,072
3.75%, 8/5/2027	2,107,000	2,090,797
3.90%, 3/25/2030	2,696,000	2,643,158
4.00%, 8/5/2029	2,223,000	2,199,169
4.00%, 12/15/2032	1,822,000	1,738,625
4.15%, 8/5/2032 (a)	2,265,000	2,186,586
4.88%, 2/10/2028	2,068,000	2,099,330
5.00%, 2/21/2031 (a)	1,408,000	1,444,974
5.13%, 2/10/2030	2,458,000	2,528,815
5.15%, 2/21/2034 (a)	1,971,000	2,000,959
5.20%, 2/10/2033 (a)	4,432,000	4,533,581

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
KLA Corp.:
4.10%, 3/15/2029	$1,064,000	$1,066,075
4.65%, 7/15/2032 (a)	1,483,000	1,504,741
4.70%, 2/1/2034	1,678,000	1,693,874
Lam Research Corp.:
1.90%, 6/15/2030 (a)	2,041,000	1,843,880
4.00%, 3/15/2029	1,590,000	1,588,696
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	5,009
Marvell Technology, Inc.:
2.45%, 4/15/2028	1,867,000	1,787,970
4.75%, 7/15/2030	1,559,000	1,579,314
4.88%, 6/22/2028 (a)	1,818,000	1,845,870
5.45%, 7/15/2035 (a)	1,897,000	1,956,869
5.95%, 9/15/2033	1,569,000	1,682,188
Microchip Technology, Inc.:
4.90%, 3/15/2028	1,932,000	1,960,169
5.05%, 3/15/2029	1,902,000	1,944,472
5.05%, 2/15/2030	2,082,000	2,127,492
Micron Technology, Inc.:
2.70%, 4/15/2032	1,562,000	1,388,821
4.66%, 2/15/2030	1,645,000	1,660,463
5.30%, 1/15/2031 (a)	2,015,000	2,084,759
5.33%, 2/6/2029	1,714,000	1,765,968
5.38%, 4/15/2028 (a)	1,778,000	1,833,705
5.65%, 11/1/2032	1,458,000	1,529,048
5.80%, 1/15/2035	1,754,000	1,843,331
5.88%, 2/9/2033	1,790,000	1,900,676
5.88%, 9/15/2033	1,245,000	1,322,464
6.75%, 11/1/2029	2,336,000	2,538,998
NVIDIA Corp.:
1.55%, 6/15/2028	1,542,000	1,454,692
2.00%, 6/15/2031 (a)	2,188,000	1,965,655
2.85%, 4/1/2030	2,689,000	2,570,092
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	637,000	659,696
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	2,998,000	2,691,934
2.65%, 2/15/2032 (a)	2,028,000	1,803,156
3.15%, 5/1/2027	1,535,000	1,511,100
3.40%, 5/1/2030 (a)	1,844,000	1,767,953
4.30%, 8/19/2028	3,732,000	3,737,785
4.40%, 6/1/2027	1,382,000	1,386,257
4.85%, 8/19/2032	784,000	785,011
5.00%, 1/15/2033 (a)	1,783,000	1,805,501
5.25%, 8/19/2035	1,327,000	1,340,071
Qorvo, Inc. 4.38%, 10/15/2029	4,635,000	4,546,147
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,313,000	1,230,570
1.65%, 5/20/2032 (a)	2,200,000	1,861,794
2.15%, 5/20/2030	1,205,000	1,106,552
3.25%, 5/20/2027 (a)	2,739,000	2,715,582
4.25%, 5/20/2032 (a)	1,878,000	1,877,286
Security Description	Principal Amount	Value
4.50%, 5/20/2030	$1,789,000	$1,816,729
4.65%, 5/20/2035 (a)	1,429,000	1,436,131
4.75%, 5/20/2032	1,599,000	1,630,932
5.00%, 5/20/2035	1,550,000	1,581,574
5.40%, 5/20/2033 (a)	1,478,000	1,570,316
Skyworks Solutions, Inc. 3.00%, 6/1/2031	1,675,500	1,517,969
Texas Instruments, Inc.:
1.75%, 5/4/2030	876,000	791,308
1.90%, 9/15/2031 (a)	904,000	798,024
2.25%, 9/4/2029	12,000	11,244
2.90%, 11/3/2027 (a)	1,449,000	1,423,454
3.65%, 8/16/2032 (a)	1,150,000	1,104,127
4.50%, 5/23/2030	1,799,000	1,828,666
4.60%, 2/8/2027	792,000	799,674
4.60%, 2/15/2028	1,348,000	1,371,806
4.60%, 2/8/2029 (a)	1,212,000	1,237,464
4.85%, 2/8/2034	1,444,000	1,481,010
4.90%, 3/14/2033 (a)	3,366,000	3,468,596
5.10%, 5/23/2035 (a)	1,849,000	1,906,707
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,860,000	1,814,318
2.50%, 10/25/2031	3,791,000	3,440,825
3.88%, 4/22/2027	1,861,000	1,854,915
4.13%, 4/22/2029 (a)	1,342,000	1,343,704
4.25%, 4/22/2032	744,000	747,021
Xilinx, Inc. 2.38%, 6/1/2030	1,230,000	1,137,615
		258,317,567
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,758,000	1,652,397
3.48%, 12/1/2027	1,143,000	1,124,940
4.20%, 5/1/2030 (a)	1,971,000	1,942,578
5.35%, 1/15/2030	171,000	176,233
5.75%, 1/15/2035 (a)	1,096,000	1,148,674
		6,044,822
SOFTWARE — 2.4%
Adobe, Inc.:
2.15%, 2/1/2027	3,187,000	3,119,053
2.30%, 2/1/2030	2,033,000	1,891,625
4.75%, 1/17/2028	1,085,000	1,105,713
4.80%, 4/4/2029	2,304,000	2,367,683
4.85%, 4/4/2027 (a)	100,000	101,531
4.95%, 1/17/2030 (a)	1,456,000	1,509,566
4.95%, 4/4/2034 (a)	1,285,000	1,329,679
5.30%, 1/17/2035 (a)	1,205,000	1,274,263
Atlassian Corp.:
5.25%, 5/15/2029	2,239,000	2,302,431
5.50%, 5/15/2034	1,646,000	1,695,578
Autodesk, Inc.:
2.40%, 12/15/2031	1,882,000	1,666,906
2.85%, 1/15/2030	1,301,000	1,229,627

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2027 (a)	$601,000	$595,916
5.30%, 6/15/2035	1,699,000	1,745,689
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,776,000	1,605,682
2.90%, 12/1/2029	1,622,000	1,531,719
Cadence Design Systems, Inc.:
4.20%, 9/10/2027 (a)	1,848,000	1,855,854
4.30%, 9/10/2029	1,993,000	2,004,260
4.70%, 9/10/2034	1,778,000	1,774,960
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,939,000	2,029,319
6.85%, 8/2/2033 (a)	1,576,000	1,637,070
Electronic Arts, Inc. 1.85%, 2/15/2031 (a)	1,596,000	1,514,397
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	457,000	430,786
2.25%, 3/1/2031 (a)	1,587,000	1,411,462
3.75%, 5/21/2029	4,065,000	3,983,090
5.10%, 7/15/2032 (a)	1,477,000	1,513,807
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,556,000	1,511,950
2.65%, 6/1/2030	2,102,000	1,946,641
3.50%, 7/1/2029	4,827,000	4,690,492
4.20%, 10/1/2028	1,911,000	1,910,847
4.55%, 2/15/2031	1,747,000	1,753,604
4.75%, 3/15/2030	1,823,000	1,848,504
5.15%, 3/15/2027	1,551,000	1,571,907
5.15%, 8/12/2034 (a)	1,683,000	1,703,246
5.25%, 8/11/2035	1,632,000	1,649,675
5.35%, 3/15/2031 (a)	1,298,000	1,349,401
5.38%, 8/21/2028	1,961,000	2,021,183
5.45%, 3/2/2028	3,264,000	3,355,816
5.45%, 3/15/2034 (a)	1,793,000	1,853,334
5.60%, 3/2/2033 (a)	1,780,000	1,865,191
5.63%, 8/21/2033 (a)	2,494,000	2,618,525
Intuit, Inc.:
1.35%, 7/15/2027 (a)	2,566,000	2,454,918
1.65%, 7/15/2030 (a)	1,621,000	1,447,407
5.13%, 9/15/2028	178,000	183,744
5.20%, 9/15/2033 (a)	2,228,000	2,328,639
Microsoft Corp.:
1.35%, 9/15/2030	1,808,000	1,602,250
3.30%, 2/6/2027	7,695,000	7,649,523
3.40%, 6/15/2027	1,948,000	1,940,188
MSCI, Inc. 5.25%, 9/1/2035	1,715,000	1,729,269
Oracle Corp.:
2.30%, 3/25/2028	4,527,000	4,327,812
2.80%, 4/1/2027	3,357,000	3,292,781
2.88%, 3/25/2031	6,746,000	6,198,630
2.95%, 4/1/2030	5,678,000	5,349,641
3.25%, 11/15/2027	9,889,000	9,717,426
3.25%, 5/15/2030	2,331,000	2,220,068
Security Description	Principal Amount	Value
3.90%, 5/15/2035	$2,195,000	$1,998,328
4.20%, 9/27/2029	1,926,000	1,921,146
4.30%, 7/8/2034	3,202,000	3,060,920
4.45%, 9/26/2030	4,795,000	4,793,466
4.50%, 5/6/2028	2,674,000	2,693,520
4.65%, 5/6/2030 (a)	1,760,000	1,783,514
4.70%, 9/27/2034	3,475,000	3,392,990
4.80%, 8/3/2028	3,098,000	3,150,387
4.80%, 9/26/2032	5,250,000	5,257,770
4.90%, 2/6/2033	2,632,000	2,657,583
5.20%, 9/26/2035 (a)	13,540,000	13,609,460
5.25%, 2/3/2032	2,183,000	2,249,887
6.15%, 11/9/2029	2,173,000	2,317,396
6.25%, 11/9/2032	5,305,000	5,764,943
Paychex, Inc.:
5.35%, 4/15/2032	5,339,000	5,539,212
5.60%, 4/15/2035 (a)	2,301,000	2,408,802
Roper Technologies, Inc.:
1.40%, 9/15/2027	1,839,000	1,748,337
1.75%, 2/15/2031	1,877,000	1,635,862
2.00%, 6/30/2030	1,348,000	1,211,596
2.95%, 9/15/2029	1,623,000	1,546,719
3.80%, 12/15/2026	1,691,000	1,684,693
4.20%, 9/15/2028 (a)	1,556,000	1,558,972
4.25%, 9/15/2028	1,110,000	1,115,017
4.45%, 9/15/2030	705,000	708,046
4.50%, 10/15/2029	955,000	963,423
4.75%, 2/15/2032 (a)	1,622,000	1,639,404
4.90%, 10/15/2034	1,872,000	1,872,618
5.10%, 9/15/2035	1,937,000	1,952,457
Salesforce, Inc.:
1.50%, 7/15/2028	3,516,000	3,301,911
1.95%, 7/15/2031 (a)	2,846,000	2,527,817
3.70%, 4/11/2028	1,894,000	1,887,636
ServiceNow, Inc. 1.40%, 9/1/2030	4,464,000	3,908,723
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	1,985,000	1,997,724
4.65%, 4/1/2028	2,906,000	2,938,169
4.85%, 4/1/2030	3,676,000	3,744,153
5.00%, 4/1/2032 (a)	2,605,000	2,661,372
5.15%, 4/1/2035	4,627,000	4,703,068
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	1,224,000	1,214,526
4.00%, 4/14/2032 (a)	1,667,000	1,602,854
4.95%, 3/28/2028	1,705,000	1,735,963
5.40%, 6/12/2029	1,316,000	1,362,994
5.60%, 6/12/2034 (a)	625,000	652,787
VMware LLC:
1.80%, 8/15/2028	1,879,000	1,761,919
2.20%, 8/15/2031	2,844,000	2,505,735
3.90%, 8/21/2027	2,094,000	2,086,441
4.65%, 5/15/2027	1,450,000	1,459,947
4.70%, 5/15/2030	1,539,000	1,558,530

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Workday, Inc.:
3.50%, 4/1/2027	$1,535,000	$1,521,692
3.70%, 4/1/2029 (a)	2,432,000	2,395,617
3.80%, 4/1/2032	2,086,000	1,992,985
		255,079,309
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	1,919,000	1,792,768
3.63%, 4/22/2029	1,883,000	1,840,407
4.70%, 7/21/2032	1,580,000	1,581,311
5.00%, 1/20/2033 (a)	2,736,000	2,777,259
6.38%, 3/1/2035	309,000	341,167
AT&T, Inc.:
1.65%, 2/1/2028	4,338,000	4,105,700
2.25%, 2/1/2032	5,004,000	4,379,951
2.30%, 6/1/2027	4,823,000	4,682,651
2.55%, 12/1/2033	5,369,000	4,573,475
2.75%, 6/1/2031	5,295,000	4,852,656
3.80%, 2/15/2027 (a)	3,151,000	3,137,010
4.10%, 2/15/2028	3,312,000	3,309,417
4.25%, 3/1/2027	2,646,000	2,651,027
4.30%, 2/15/2030 (a)	6,470,000	6,483,069
4.35%, 3/1/2029	4,888,000	4,908,383
4.50%, 5/15/2035	4,362,000	4,208,763
4.55%, 11/1/2032 (a)	4,125,000	4,106,850
4.70%, 8/15/2030 (a)	3,984,000	4,051,330
4.90%, 11/1/2035	2,000,000	1,984,420
5.38%, 8/15/2035	1,454,000	1,496,486
5.40%, 2/15/2034	5,327,000	5,537,097
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,453,000	1,249,188
5.10%, 5/11/2033 (a)	1,493,000	1,519,755
5.20%, 2/15/2034 (a)	1,451,000	1,468,252
British Telecommunications PLC:
5.13%, 12/4/2028	3,579,000	3,665,612
9.63%, 12/15/2030	5,275,000	6,494,263
Cisco Systems, Inc.:
4.55%, 2/24/2028	1,887,000	1,915,550
4.75%, 2/24/2030 (a)	1,619,000	1,661,466
4.80%, 2/26/2027 (a)	3,028,000	3,065,002
4.85%, 2/26/2029	4,864,000	4,991,631
4.95%, 2/26/2031 (a)	1,583,000	1,638,136
4.95%, 2/24/2032	4,154,000	4,293,242
5.05%, 2/26/2034	6,269,000	6,482,710
5.10%, 2/24/2035	2,496,000	2,580,564
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	7,475,000	8,811,455
9.25%, 6/1/2032	1,603,000	2,010,515
Juniper Networks, Inc.:
2.00%, 12/10/2030	1,869,000	1,642,178
3.75%, 8/15/2029 (a)	4,000	3,906
Security Description	Principal Amount	Value
Koninklijke KPN NV 8.38%, 10/1/2030	$1,912,000	$2,242,030
Motorola Solutions, Inc.:
2.30%, 11/15/2030 (a)	2,557,000	2,310,301
2.75%, 5/24/2031	1,928,000	1,759,917
4.60%, 2/23/2028	968,000	978,077
4.60%, 5/23/2029	199,000	201,207
4.85%, 8/15/2030	1,814,000	1,848,611
5.00%, 4/15/2029	1,561,000	1,598,448
5.20%, 8/15/2032	1,354,000	1,394,742
5.40%, 4/15/2034	1,999,000	2,070,044
5.55%, 8/15/2035	406,000	422,776
5.60%, 6/1/2032 (a)	1,972,000	2,076,023
Nokia OYJ 4.38%, 6/12/2027	1,941,000	1,935,876
Orange SA 9.00%, 3/1/2031	4,965,000	6,031,383
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,831,000	1,802,803
3.20%, 3/15/2027	2,663,000	2,624,946
3.80%, 3/15/2032	3,853,000	3,637,271
5.00%, 2/15/2029	2,503,000	2,550,857
5.30%, 2/15/2034	2,522,000	2,557,384
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	4,782,000	5,143,089
8.75%, 3/15/2032	4,062,000	4,945,851
Telefonica Emisiones SA 4.10%, 3/8/2027	4,950,000	4,941,139
Telefonica Europe BV 8.25%, 9/15/2030	2,656,000	3,070,734
TELUS Corp.:
2.80%, 2/16/2027	1,684,000	1,651,785
3.40%, 5/13/2032	604,000	556,314
3.70%, 9/15/2027	1,998,000	1,980,817
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (a)	3,515,000	3,350,357
2.25%, 11/15/2031	1,317,000	1,158,143
2.40%, 3/15/2029	2,501,000	2,353,591
2.55%, 2/15/2031	4,620,000	4,195,006
2.63%, 2/15/2029	1,766,000	1,676,464
2.70%, 3/15/2032	1,234,000	1,106,318
2.88%, 2/15/2031	2,358,000	2,174,312
3.38%, 4/15/2029	6,107,000	5,930,202
3.50%, 4/15/2031	4,002,000	3,807,663
3.75%, 4/15/2027	8,127,000	8,079,213
3.88%, 4/15/2030	16,328,000	16,005,685
4.20%, 10/1/2029 (a)	1,821,000	1,819,270
4.70%, 1/15/2035	2,776,000	2,727,448
4.80%, 7/15/2028 (a)	1,245,000	1,267,510
4.85%, 1/15/2029	1,630,000	1,662,078
4.95%, 3/15/2028	3,789,000	3,861,143
5.05%, 7/15/2033	5,632,000	5,753,595
5.13%, 5/15/2032	2,291,000	2,357,027
5.15%, 4/15/2034	3,281,000	3,356,529
5.20%, 1/15/2033	2,254,000	2,325,001
5.30%, 5/15/2035 (a)	693,000	709,847

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 1/15/2034	$2,048,000	$2,168,812
6.70%, 12/15/2033	765,000	855,499
Verizon Communications, Inc.:
1.50%, 9/18/2030	1,932,000	1,689,418
1.68%, 10/30/2030	1,617,000	1,421,877
1.75%, 1/20/2031	3,749,000	3,280,412
2.10%, 3/22/2028	4,333,000	4,131,819
2.36%, 3/15/2032 (a)	9,302,000	8,157,854
2.55%, 3/21/2031	7,549,500	6,863,552
3.00%, 3/22/2027 (a)	250,000	246,678
3.15%, 3/22/2030	2,336,000	2,232,422
3.88%, 2/8/2029 (a)	2,044,000	2,029,365
4.02%, 12/3/2029 (a)	6,304,000	6,260,376
4.13%, 3/16/2027	4,940,000	4,944,644
4.33%, 9/21/2028	5,591,000	5,630,305
4.40%, 11/1/2034 (a)	2,042,000	1,967,835
4.50%, 8/10/2033 (a)	4,647,000	4,576,505
4.78%, 2/15/2035	2,546,000	2,504,322
5.05%, 5/9/2033 (a)	1,774,000	1,816,931
5.25%, 4/2/2035 (a)	3,744,000	3,805,626
6.40%, 9/15/2033	1,426,000	1,572,350
7.75%, 12/1/2030	9,469,000	10,897,967
Vodafone Group PLC:
6.25%, 11/30/2032 (a)	1,483,000	1,611,902
7.88%, 2/15/2030 (a)	656,000	748,824
		341,718,744
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,383,000	1,363,790
3.55%, 11/19/2026	2,605,000	2,583,639
3.90%, 11/19/2029 (a)	1,286,000	1,253,233
6.05%, 5/14/2034	1,678,000	1,756,765
		6,957,427
TRANSPORTATION — 0.9%
Canadian National Railway Co.:
3.85%, 8/5/2032	1,930,000	1,855,637
4.38%, 9/18/2034	1,491,000	1,457,139
5.85%, 11/1/2033 (a)	1,160,000	1,262,962
6.25%, 8/1/2034	1,106,000	1,227,992
6.90%, 7/15/2028	510,000	548,959
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,712,000	1,667,146
2.05%, 3/5/2030 (a)	1,856,000	1,693,136
2.45%, 12/2/2031	561,000	499,649
2.88%, 11/15/2029	1,797,000	1,705,964
4.00%, 6/1/2028	1,558,000	1,555,118
5.20%, 3/30/2035 (a)	1,756,000	1,809,505
7.13%, 10/15/2031	1,645,000	1,871,007
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,859,000	1,859,706
CSX Corp.:
2.40%, 2/15/2030	2,044,000	1,903,577
2.60%, 11/1/2026	3,246,000	3,196,434
Security Description	Principal Amount	Value
3.25%, 6/1/2027	$1,914,000	$1,890,668
4.10%, 11/15/2032 (a)	1,949,000	1,913,762
4.25%, 3/15/2029	1,857,000	1,864,669
5.20%, 11/15/2033 (a)	1,346,000	1,405,587
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	1,119,470	971,185
FedEx Corp.:
2.40%, 5/15/2031	130,000	116,734
3.10%, 8/5/2029 (b)	1,619,000	1,548,784
3.40%, 2/15/2028 (b)	4,000	3,926
3.90%, 2/1/2035 (b)	218,000	198,127
4.25%, 5/15/2030	17,000	17,030
4.25%, 5/15/2030 (b)	1,814,000	1,806,563
4.90%, 1/15/2034 (b)	1,012,000	999,573
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	861,000	878,797
Kirby Corp. 4.20%, 3/1/2028	1,564,000	1,559,042
Norfolk Southern Corp.:
2.30%, 5/15/2031	1,439,000	1,301,331
2.55%, 11/1/2029	793,000	746,213
3.00%, 3/15/2032	71,000	65,475
3.15%, 6/1/2027	1,851,000	1,824,975
3.80%, 8/1/2028	1,597,000	1,589,590
4.45%, 3/1/2033	1,692,000	1,684,031
5.05%, 8/1/2030	1,203,000	1,246,741
5.10%, 5/1/2035	665,000	678,679
5.55%, 3/15/2034	1,480,000	1,567,276
7.80%, 5/15/2027	20,000	21,178
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	1,691,000	1,661,205
Series MTN, 2.90%, 12/1/2026	611,000	601,713
Series MTN, 4.30%, 6/15/2027 (a)	1,010,000	1,012,060
Series MTN, 4.85%, 6/15/2030 (a)	1,502,000	1,532,491
Series MTN, 4.90%, 12/1/2029	1,563,000	1,597,964
Series GMTN, 4.95%, 9/1/2029	982,000	1,004,930
5.00%, 3/15/2030	607,000	622,041
Series MTN, 5.25%, 6/1/2028	1,617,000	1,660,319
Series MTN, 5.38%, 3/15/2029	1,289,000	1,335,391
Series MTN, 5.50%, 6/1/2029	1,111,000	1,159,340
6.60%, 12/1/2033 (a)	813,000	910,747
Union Pacific Corp.:
2.15%, 2/5/2027	1,533,000	1,497,480
2.38%, 5/20/2031	1,968,000	1,793,005

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 2/14/2032	$2,131,000	$1,951,314
3.00%, 4/15/2027	1,442,000	1,421,999
3.38%, 2/1/2035	1,335,000	1,207,641
3.70%, 3/1/2029	1,937,000	1,915,616
3.95%, 9/10/2028	2,055,700	2,058,886
4.50%, 1/20/2033 (a)	1,823,000	1,832,224
5.10%, 2/20/2035	1,581,000	1,626,058
6.63%, 2/1/2029	2,189,000	2,358,910
United Parcel Service, Inc.:
2.40%, 11/15/2026	1,392,000	1,368,795
2.50%, 9/1/2029	2,020,000	1,903,608
3.40%, 3/15/2029 (a)	1,771,000	1,739,122
4.45%, 4/1/2030	30,000	30,522
4.65%, 10/15/2030	1,625,000	1,660,539
4.88%, 3/3/2033 (a)	1,943,000	1,998,764
5.15%, 5/22/2034 (a)	2,021,000	2,099,112
5.25%, 5/14/2035 (a)	3,053,000	3,158,267
		94,733,930
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.50%, 3/15/2028	1,532,000	1,504,409
4.00%, 6/30/2030 (a)	5,000	4,916
4.90%, 3/15/2033	1,572,000	1,582,406
5.45%, 9/15/2033	1,646,000	1,697,026
5.50%, 6/15/2035	270,000	278,386
6.05%, 3/15/2034	1,017,000	1,089,797
6.90%, 5/1/2034	1,646,000	1,852,836
		8,009,776
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,692,000	1,519,111
3.45%, 6/1/2029	235,000	229,628
3.75%, 9/1/2028 (a)	1,554,000	1,545,298
4.45%, 6/1/2032 (a)	2,175,000	2,171,281
5.15%, 3/1/2034 (a)	2,432,000	2,506,857
5.25%, 3/1/2035 (a)	2,152,000	2,207,758
Essential Utilities, Inc.:
2.70%, 4/15/2030	1,641,000	1,527,197
3.57%, 5/1/2029	705,000	686,522
5.25%, 8/15/2035	1,245,000	1,251,399
5.38%, 1/15/2034	1,925,000	1,972,432
United Utilities PLC 6.88%, 8/15/2028	1,940,000	2,074,073
		17,691,556
TOTAL CORPORATE BONDS & NOTES (Cost $10,636,028,249)		10,652,534,559

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	97,230,081	$97,230,081
State Street Navigator Securities Lending Portfolio II (g) (h)	844,879,230	844,879,230
TOTAL SHORT-TERM INVESTMENTS (Cost $942,109,311)		942,109,311
TOTAL INVESTMENTS — 107.1% (Cost $11,578,137,560)		11,594,643,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(764,310,774)
NET ASSETS — 100.0%		$10,830,333,096
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$10,652,534,559	$—	$10,652,534,559
Short-Term Investments	942,109,311	—	—	942,109,311
TOTAL INVESTMENTS	$942,109,311	$10,652,534,559	$—	$11,594,643,870

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,871,715	$72,871,715	$394,006,863	$369,648,497	$—	$—	97,230,081	$97,230,081	$274,139
State Street Navigator Securities Lending Portfolio II	635,670,835	635,670,835	1,099,799,073	890,590,678	—	—	844,879,230	844,879,230	406,952
Total		$708,542,550	$1,493,805,936	$1,260,239,175	$—	$—		$942,109,311	$681,091
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$8,650,101	$9,040,031
5.25%, 2/15/2029	3,739,500	3,929,689
5.38%, 2/15/2031	11,492,400	12,360,615
6.13%, 8/15/2029	1,058,300	1,148,834
6.25%, 5/15/2030	7,786,400	8,602,147
U.S. Treasury Notes:
0.63%, 5/15/2030	104,702,200	91,017,296
0.63%, 8/15/2030	157,795,400	136,049,221
0.88%, 11/15/2030	120,059,300	104,104,545
1.13%, 2/15/2031	106,443,900	93,021,989
1.25%, 8/15/2031	163,307,000	141,260,555
1.38%, 10/31/2028	82,859,100	77,427,945
1.38%, 12/31/2028	35,154,400	32,729,296
1.38%, 11/15/2031 (a)	163,438,900	141,476,798
1.50%, 11/30/2028	84,924,700	79,517,386
1.50%, 2/15/2030	89,617,700	81,720,140
1.63%, 8/15/2029	25,551,000	23,706,537
1.63%, 5/15/2031	92,955,200	82,773,701
1.75%, 1/31/2029	82,445,700	77,569,810
1.75%, 11/15/2029	64,168,300	59,521,112
1.88%, 2/28/2029	112,027,300	105,673,252
1.88%, 2/15/2032	136,985,800	121,542,792
2.38%, 3/31/2029	51,788,800	49,616,098
2.38%, 5/15/2029	89,757,500	85,851,647
2.63%, 2/15/2029	57,491,000	55,631,525
2.63%, 7/31/2029	101,051,500	97,262,069
2.75%, 5/31/2029	83,684,400	81,056,187
2.75%, 8/15/2032 (a)	171,464,100	159,408,030
2.88%, 4/30/2029	114,311,300	111,283,837
2.88%, 5/15/2032	147,653,800	138,817,643
3.13%, 11/15/2028	55,753,400	54,904,032
3.13%, 8/31/2029	110,636,900	108,372,301
3.25%, 6/30/2029	45,214,000	44,539,323
3.38%, 5/15/2033 (a)	145,436,800	139,710,226
3.50%, 9/30/2029	78,559,900	78,013,664
3.50%, 1/31/2030	62,567,000	62,039,091
3.50%, 4/30/2030	72,151,100	71,463,410
3.50%, 2/15/2033 (a)	145,391,500	141,166,060
3.63%, 8/31/2029 (a)	118,265,200	117,988,016
3.63%, 3/31/2030	73,459,500	73,161,071
3.63%, 8/31/2030	104,741,700	104,217,991
3.63%, 9/30/2030	99,000,000	98,497,266
3.63%, 9/30/2031	57,247,300	56,580,906
3.75%, 12/31/2028	84,375,700	84,645,966
3.75%, 5/31/2030	71,950,100	72,000,690
3.75%, 6/30/2030	58,902,900	58,930,511
3.75%, 12/31/2030 (a)	54,084,500	54,033,796
3.75%, 8/31/2031	42,028,000	41,837,561
3.88%, 9/30/2029	48,812,100	49,147,683
3.88%, 11/30/2029 (a)	67,024,700	67,459,314
3.88%, 12/31/2029	79,040,300	79,552,827
3.88%, 4/30/2030 (a)	104,620,100	105,290,323
Security Description	Principal Amount	Value
3.88%, 6/30/2030	$101,983,200	$102,612,628
3.88%, 7/31/2030 (a)	103,114,700	103,743,055
3.88%, 8/31/2032	65,760,700	65,575,748
3.88%, 9/30/2032	65,000,000	64,786,719
3.88%, 8/15/2033 (a)	158,570,600	157,282,214
3.88%, 8/15/2034	176,925,900	174,244,367
4.00%, 1/31/2029	68,762,400	69,509,117
4.00%, 7/31/2029	99,559,200	100,671,463
4.00%, 10/31/2029	56,239,600	56,876,689
4.00%, 2/28/2030 (a)	163,195,200	165,107,644
4.00%, 3/31/2030	112,196,200	113,484,704
4.00%, 5/31/2030	107,524,300	108,792,751
4.00%, 7/31/2030	49,855,600	50,420,371
4.00%, 1/31/2031	40,703,700	41,132,997
4.00%, 4/30/2032	71,585,900	72,010,941
4.00%, 6/30/2032	69,978,600	70,350,361
4.00%, 7/31/2032	67,682,900	68,010,739
4.00%, 2/15/2034 (a)	172,808,200	172,376,179
4.13%, 3/31/2029	55,731,600	56,580,636
4.13%, 10/31/2029	70,117,000	71,239,968
4.13%, 11/30/2029	102,778,900	104,432,998
4.13%, 8/31/2030	96,048,800	97,662,120
4.13%, 3/31/2031	46,886,100	47,644,336
4.13%, 7/31/2031 (a)	67,409,000	68,441,200
4.13%, 10/31/2031	74,350,700	75,448,535
4.13%, 11/30/2031	75,783,700	76,867,170
4.13%, 2/29/2032	78,049,300	79,110,283
4.13%, 3/31/2032	75,343,800	76,356,232
4.13%, 5/31/2032	70,617,900	71,522,692
4.13%, 11/15/2032	154,850,500	156,640,959
4.25%, 2/28/2029	93,641,100	95,426,133
4.25%, 6/30/2029 (a)	104,304,700	106,382,646
4.25%, 1/31/2030	122,789,300	125,398,573
4.25%, 2/28/2031 (a)	68,034,500	69,570,592
4.25%, 6/30/2031	57,495,300	58,753,010
4.25%, 11/15/2034	185,264,600	187,406,722
4.25%, 5/15/2035	183,819,600	185,542,909
4.25%, 8/15/2035	111,262,400	112,166,407
4.38%, 11/30/2028	78,329,900	80,031,128
4.38%, 12/31/2029	101,803,500	104,451,982
4.38%, 11/30/2030	79,291,900	81,540,569
4.38%, 1/31/2032	67,748,600	69,627,565
4.38%, 5/15/2034	178,761,300	182,923,086
4.50%, 5/31/2029	89,579,800	92,099,232
4.50%, 12/31/2031	78,537,700	81,268,113
4.50%, 11/15/2033 (a)	167,893,800	173,612,683
4.63%, 4/30/2029	122,625,600	126,543,872
4.63%, 9/30/2030	46,384,700	48,214,722
4.63%, 4/30/2031	46,430,800	48,338,816
4.63%, 5/31/2031	56,158,500	58,461,876
4.63%, 2/15/2035 (a)	181,740,900	188,896,948
4.88%, 10/31/2028 (a)	75,618,300	78,318,110

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2030	$68,057,700	$71,545,657
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,174,921,733)		9,192,129,922
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $13,052,770)	13,052,770	13,052,770
TOTAL INVESTMENTS — 99.0% (Cost $9,187,974,503)		9,205,182,692
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		91,435,830
NET ASSETS — 100.0%		$9,296,618,522

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,192,129,922	$—	$9,192,129,922
Short-Term Investment	13,052,770	—	—	13,052,770
TOTAL INVESTMENTS	$13,052,770	$9,192,129,922	$—	$9,205,182,692

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,207,769	$17,207,769	$161,922,138	$166,077,137	$—	$—	13,052,770	$13,052,770	$138,393
State Street Navigator Securities Lending Portfolio II	—	—	282,740,314	282,740,314	—	—	—	—	19,350
Total		$17,207,769	$444,662,452	$448,817,451	$—	$—		$13,052,770	$157,743
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$240,000	$223,442
AEROSPACE & DEFENSE — 2.8%
Boeing Co.:
3.25%, 2/1/2035	197,000	170,937
3.38%, 6/15/2046	194,000	138,349
3.50%, 3/1/2039	185,000	149,804
3.55%, 3/1/2038	192,000	159,316
3.63%, 3/1/2048	235,000	169,856
3.65%, 3/1/2047	131,000	95,885
3.75%, 2/1/2050	494,000	364,636
3.83%, 3/1/2059	225,000	158,924
3.85%, 11/1/2048	173,000	128,785
3.90%, 5/1/2049	336,000	253,032
3.95%, 8/1/2059	333,000	239,101
5.71%, 5/1/2040	1,192,000	1,216,543
5.81%, 5/1/2050	2,145,000	2,143,155
5.88%, 2/15/2040	212,000	218,898
5.93%, 5/1/2060	1,385,000	1,386,745
6.63%, 2/15/2038	177,000	196,305
6.86%, 5/1/2054	1,018,000	1,161,314
6.88%, 3/15/2039	225,000	254,741
7.01%, 5/1/2064	612,000	708,665
Embraer Netherlands Finance BV 5.40%, 1/9/2038 (a)	350,000	348,418
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	39,168
General Dynamics Corp.:
2.85%, 6/1/2041	168,000	126,029
3.60%, 11/15/2042	52,000	42,535
4.25%, 4/1/2040	218,000	199,317
4.25%, 4/1/2050	276,000	236,830
4.95%, 8/15/2035	180,000	183,314
General Electric Co.:
4.35%, 5/1/2050	370,000	323,099
4.50%, 3/11/2044	381,000	348,238
4.90%, 1/29/2036	293,000	296,953
Series MTN, 5.88%, 1/14/2038	257,000	279,698
Series GMTN, 6.88%, 1/10/2039	184,000	218,082
Howmet Aerospace, Inc. 5.95%, 2/1/2037 (b)	162,000	175,339
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	158,000	152,157
5.50%, 8/15/2054	185,000	183,883
5.60%, 7/31/2053 (b)	220,000	220,823
6.15%, 12/15/2040	179,000	194,242
Lockheed Martin Corp.:
2.80%, 6/15/2050	70,000	45,385
Security Description	Principal Amount	Value
3.80%, 3/1/2045	$453,000	$370,124
4.07%, 12/15/2042	648,604	559,635
4.09%, 9/15/2052	625,000	504,944
4.15%, 6/15/2053	248,000	201,502
4.30%, 6/15/2062	207,000	166,863
4.70%, 5/15/2046	585,000	536,907
5.20%, 2/15/2055 (b)	513,000	493,055
5.20%, 2/15/2064	435,000	410,231
5.70%, 11/15/2054 (b)	462,000	476,474
5.72%, 6/1/2040	198,000	209,409
5.90%, 11/15/2063	397,000	420,328
Series B, 6.15%, 9/1/2036	174,000	193,591
Northrop Grumman Corp.:
3.85%, 4/15/2045	193,000	156,836
4.03%, 10/15/2047	831,000	677,647
4.75%, 6/1/2043	205,000	190,004
4.95%, 3/15/2053	528,000	484,583
5.05%, 11/15/2040	177,000	173,743
5.15%, 5/1/2040	174,000	173,334
5.20%, 6/1/2054	480,000	457,061
5.25%, 5/1/2050	415,000	399,433
RTX Corp.:
3.13%, 7/1/2050	245,000	166,838
3.75%, 11/1/2046	287,000	224,730
4.05%, 5/4/2047	135,000	110,068
4.15%, 5/15/2045	89,000	75,025
4.35%, 4/15/2047	245,000	209,575
4.45%, 11/16/2038	227,382	213,857
4.50%, 6/1/2042	1,685,000	1,523,375
4.63%, 11/16/2048	547,000	483,975
4.70%, 12/15/2041	209,000	195,448
4.80%, 12/15/2043	68,000	63,105
4.88%, 10/15/2040	214,000	206,159
5.38%, 2/27/2053	635,000	619,823
5.70%, 4/15/2040	96,000	101,155
6.05%, 6/1/2036	167,000	182,688
6.13%, 7/15/2038	164,000	179,575
6.40%, 3/15/2054	853,000	954,055
		25,693,656
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.40%, 2/4/2041	545,000	422,571
3.70%, 2/4/2051 (b)	599,000	431,861
3.88%, 9/16/2046	1,817,000	1,389,551
4.00%, 2/4/2061 (b)	345,000	253,906
4.25%, 8/9/2042	264,000	221,911
4.45%, 5/6/2050	233,000	189,327
4.50%, 5/2/2043	237,000	204,026
5.38%, 1/31/2044	686,000	673,138
5.80%, 2/14/2039	701,000	726,748
5.95%, 2/14/2049	120,000	122,743
6.20%, 2/14/2059	1,000	1,032
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	231,000	143,962
3.75%, 9/15/2047	70,000	54,307

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.02%, 4/16/2043	$187,000	$158,266
4.50%, 3/15/2049	290,000	253,216
4.54%, 3/26/2042	300,000	272,238
5.38%, 9/15/2035	96,000	101,208
BAT Capital Corp.:
3.73%, 9/25/2040	158,000	127,375
3.98%, 9/25/2050	109,000	81,096
4.54%, 8/15/2047	835,000	700,381
4.76%, 9/6/2049	518,000	440,870
5.28%, 4/2/2050	195,000	177,528
5.63%, 8/15/2035	180,000	186,853
5.65%, 3/16/2052	307,000	293,572
6.25%, 8/15/2055 (b)	267,000	279,378
7.08%, 8/2/2043	393,000	443,351
7.08%, 8/2/2053	497,000	568,046
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (c)	20,000	21,017
Philip Morris International, Inc.:
3.88%, 8/21/2042	410,000	339,820
4.13%, 3/4/2043	123,000	105,149
4.25%, 11/10/2044	477,000	410,463
4.38%, 11/15/2041	298,000	266,373
4.50%, 3/20/2042	241,000	217,160
4.88%, 11/15/2043	336,000	312,987
6.38%, 5/16/2038	434,000	486,918
Reynolds American, Inc.:
5.70%, 8/15/2035	200,000	208,016
5.85%, 8/15/2045	960,000	951,120
6.15%, 9/15/2043	89,000	91,439
7.25%, 6/15/2037	172,000	197,697
		12,526,620
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	83,074	75,252
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	99,689	88,186
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	75,689	69,046
Series 2024-1, Class AA, 5.45%, 8/15/2038	371,726	381,168
Series 2023-1, Class A, 5.80%, 7/15/2037	170,733	175,984
		789,636
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	317,000	257,356
3.38%, 11/1/2046	122,000	91,528
3.38%, 3/27/2050	763,000	554,457
Security Description	Principal Amount	Value
3.63%, 5/1/2043	$357,000	$288,013
3.88%, 11/1/2045	384,000	312,492
		1,503,846
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	234,000	144,605
4.88%, 10/1/2043	147,000	141,849
5.45%, 2/20/2054 (b)	543,000	540,404
Ford Motor Co.:
4.75%, 1/15/2043	869,000	692,897
5.29%, 12/8/2046	455,000	383,638
7.40%, 11/1/2046	180,000	194,953
Ford Motor Credit Co. LLC 6.50%, 2/7/2035	160,000	164,336
General Motors Co.:
5.15%, 4/1/2038 (b)	507,000	485,437
5.20%, 4/1/2045	650,000	584,707
5.40%, 4/1/2048 (b)	361,800	329,965
5.95%, 4/1/2049	379,000	369,362
6.25%, 10/2/2043	669,000	680,594
6.60%, 4/1/2036	47,000	50,691
6.75%, 4/1/2046	329,000	352,116
General Motors Financial Co., Inc. 6.15%, 7/15/2035 (b)	73,000	76,349
		5,191,903
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	672,000	426,444
4.15%, 5/1/2052	424,000	320,637
4.40%, 10/1/2046	170,000	135,633
5.40%, 3/15/2049	249,000	227,569
5.75%, 9/13/2054	210,000	200,359
BorgWarner, Inc. 4.38%, 3/15/2045	80,000	68,122
Lear Corp.:
3.55%, 1/15/2052	140,000	94,889
5.25%, 5/15/2049 (b)	252,000	226,944
		1,700,597
BANKS — 8.3%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,845,000	1,359,728
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	379,000	244,095
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (d)	671,000	446,336
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,503,000	1,191,548
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	345,000	252,995
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (d)	631,000	509,381

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	$416,000	$370,573
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	2,509,000	2,042,100
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b) (d)	726,000	676,966
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	1,204,000	1,025,447
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	937,000	821,646
Series L, 4.75%, 4/21/2045 (b)	341,000	309,522
Series MTN, 4.88%, 4/1/2044	144,000	138,087
Series MTN, 5.00%, 1/21/2044	653,000	637,184
Series MTN, 5.88%, 2/7/2042	569,000	609,376
6.11%, 1/29/2037	728,000	784,274
7.75%, 5/14/2038	554,000	675,819
Bank of America NA 6.00%, 10/15/2036	264,000	286,379
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	361,000	278,002
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	543,000	437,604
4.95%, 1/10/2047	471,000	432,223
5.25%, 8/17/2045	403,000	387,867
SOFR + 1.83%, 5.86%, 8/11/2046 (d)	623,000	640,058
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	229,000	242,255
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	445,000	325,740
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (b) (d)	335,000	294,472
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (d)	419,000	355,190
4.65%, 7/30/2045	470,000	424,654
4.65%, 7/23/2048	1,127,000	1,005,825
4.75%, 5/18/2046	750,000	665,933
5.30%, 5/6/2044	259,000	253,527
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	584,000	581,886
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	914,000	922,911
5.88%, 1/30/2042	507,000	537,151
6.13%, 8/25/2036	170,000	181,451
6.68%, 9/13/2043	361,000	407,497
8.13%, 7/15/2039	907,000	1,162,366
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	$740,000	$745,802
5.25%, 8/4/2045	192,000	183,661
5.75%, 12/1/2043	491,000	501,011
Fifth Third Bancorp 8.25%, 3/1/2038	230,000	284,586
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (d)	596,000	439,860
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	860,000	664,281
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	792,000	623,906
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	1,002,000	897,381
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	585,000	540,821
4.75%, 10/21/2045	838,000	766,502
Series MTN, 4.80%, 7/8/2044	786,000	729,424
5.15%, 5/22/2045	718,000	674,791
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	1,323,000	1,342,607
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	1,373,000	1,424,062
6.25%, 2/1/2041	1,080,000	1,186,531
6.45%, 5/1/2036	164,000	180,315
6.75%, 10/1/2037	2,033,000	2,276,248
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	119,892
5.88%, 11/1/2034	81,000	86,596
7.00%, 1/15/2039	57,000	67,160
HSBC Holdings PLC:
5.25%, 3/14/2044 (b)	438,000	427,046
6.10%, 1/14/2042	410,000	446,293
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	2,086,000	2,291,805
6.50%, 5/2/2036	161,000	173,909
6.50%, 9/15/2037	716,000	776,599
6.80%, 6/1/2038	367,000	414,165
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	535,000	386,233
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	453,000	356,343
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	930,000	641,821
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (d)	769,000	598,828
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	1,446,000	1,033,948

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	$772,000	$695,147
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	915,000	738,506
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	1,602,000	1,309,202
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	821,000	680,593
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	926,000	796,314
4.85%, 2/1/2044 (b)	242,000	231,236
4.95%, 6/1/2045	848,000	799,011
5.40%, 1/6/2042	351,000	358,862
SOFR + 1.55%, 5.53%, 11/29/2045 (d)	968,000	994,823
5.60%, 7/15/2041	652,000	681,275
5.63%, 8/16/2043 (b)	668,000	688,027
6.40%, 5/15/2038	803,000	911,542
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	629,000	465,309
4.34%, 1/9/2048	585,000	479,993
5.30%, 12/1/2045	314,000	299,619
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	310,000	272,103
4.15%, 3/7/2039 (b)	154,000	144,494
4.29%, 7/26/2038 (b)	116,000	110,201
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	877,000	565,709
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	715,000	558,830
3.97%, 7/22/2038 (d)	669,000	598,534
4.30%, 1/27/2045	901,000	790,321
Series MTN, 4.38%, 1/22/2047	930,000	815,331
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	238,000	224,489
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	1,344,000	1,359,039
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (d)	929,000	946,688
6.38%, 7/24/2042	704,000	790,001
Regions Bank 6.45%, 6/26/2037	179,000	196,290
Regions Financial Corp. 7.38%, 12/10/2037	128,000	147,677
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	$189,000	$132,725
2.93%, 9/17/2041 (b)	219,000	162,053
3.05%, 1/14/2042 (b)	142,000	109,404
SOFR + 1.78%, 5.80%, 7/8/2046 (d)	685,000	698,597
5.84%, 7/9/2044	340,000	355,589
6.18%, 7/13/2043 (b)	218,000	238,444
UBS AG 4.50%, 6/26/2048	420,000	372,586
UBS Group AG 4.88%, 5/15/2045	861,000	807,670
Wachovia Corp. 5.50%, 8/1/2035	109,000	112,227
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	1,369,000	1,062,536
3.90%, 5/1/2045	913,000	748,395
Series MTN, 4.40%, 6/14/2046	749,000	632,927
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,458,000	1,280,722
Series MTN, 4.65%, 11/4/2044	880,000	777,709
Series MTN, 4.75%, 12/7/2046	953,000	845,988
Series GMTN, 4.90%, 11/17/2045	916,000	834,568
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	2,475,000	2,312,962
5.38%, 2/7/2035	97,000	102,891
5.38%, 11/2/2043	859,000	839,028
5.61%, 1/15/2044	1,073,600	1,075,200
Wells Fargo Bank NA:
5.85%, 2/1/2037	244,000	258,386
5.95%, 8/26/2036	218,000	232,255
6.60%, 1/15/2038	227,000	256,353
Westpac Banking Corp.:
2.96%, 11/16/2040	317,000	242,660
3.13%, 11/18/2041	453,000	342,323
4.42%, 7/24/2039	374,000	345,314
		76,029,173
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,394,000	1,377,160
4.90%, 2/1/2046	3,888,000	3,639,051
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	235,000	214,360
4.70%, 2/1/2036	158,000	155,581
4.90%, 2/1/2046	757,000	706,932

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	$30,000	$24,616
4.44%, 10/6/2048	837,000	727,705
4.60%, 4/15/2048	240,000	217,272
4.75%, 4/15/2058	178,000	158,676
4.95%, 1/15/2042	739,000	710,940
5.45%, 1/23/2039	474,000	489,358
5.55%, 1/23/2049	1,761,000	1,781,287
5.80%, 1/23/2059	974,000	1,015,278
8.00%, 11/15/2039	213,000	273,160
8.20%, 1/15/2039	502,000	648,484
Brown-Forman Corp. 4.50%, 7/15/2045	95,000	83,876
Coca-Cola Co.:
2.50%, 6/1/2040	224,000	166,560
2.60%, 6/1/2050	40,000	25,329
2.88%, 5/5/2041	216,000	166,128
3.00%, 3/5/2051	178,000	121,416
4.20%, 3/25/2050	263,000	223,805
5.20%, 1/14/2055	926,000	907,906
5.30%, 5/13/2054	670,000	667,119
5.40%, 5/13/2064	1,036,000	1,030,955
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	192,000	187,041
Constellation Brands, Inc.:
3.75%, 5/1/2050	180,000	132,152
4.10%, 2/15/2048	59,000	46,537
4.50%, 5/9/2047	304,000	254,971
5.25%, 11/15/2048	210,000	195,573
Diageo Capital PLC:
3.88%, 4/29/2043	182,000	150,889
5.88%, 9/30/2036 (b)	247,000	267,664
Diageo Investment Corp. 4.25%, 5/11/2042	280,000	244,457
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	7,000	6,168
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051 (b)	100,000	66,163
3.80%, 5/1/2050	136,000	98,979
4.42%, 12/15/2046	316,000	256,355
4.50%, 11/15/2045	187,000	154,395
4.50%, 4/15/2052 (b)	525,000	423,528
5.09%, 5/25/2048	246,000	218,227
Molson Coors Beverage Co.:
4.20%, 7/15/2046	735,000	597,746
5.00%, 5/1/2042	559,682	522,681
PepsiCo, Inc.:
2.63%, 10/21/2041	204,000	148,453
3.38%, 7/29/2049	210,000	153,619
3.45%, 10/6/2046	294,000	224,689
3.50%, 3/19/2040	178,000	150,656
3.60%, 8/13/2042	178,000	145,351
3.63%, 3/19/2050	252,000	192,984
3.88%, 3/19/2060	278,000	215,892
Security Description	Principal Amount	Value
4.00%, 3/5/2042	$237,000	$205,834
4.00%, 5/2/2047 (b)	272,000	225,164
4.20%, 7/18/2052	229,000	190,649
4.25%, 10/22/2044	234,000	205,276
4.45%, 4/14/2046	564,000	504,177
4.65%, 2/15/2053	377,000	337,456
4.88%, 11/1/2040	147,000	143,767
5.25%, 7/17/2054 (b)	274,000	269,852
5.50%, 1/15/2040	90,000	94,795
		22,765,094
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.80%, 8/15/2041	181,000	133,200
3.15%, 2/21/2040	562,000	442,508
3.38%, 2/21/2050	345,000	249,573
4.20%, 2/22/2052	236,000	189,381
4.40%, 5/1/2045	636,000	552,162
4.40%, 2/22/2062	407,000	325,185
4.56%, 6/15/2048	338,000	291,971
4.66%, 6/15/2051	1,384,000	1,208,869
4.88%, 3/1/2053	139,000	124,069
4.95%, 10/1/2041	295,000	278,312
5.15%, 11/15/2041	251,000	243,786
5.60%, 3/2/2043	851,000	861,450
5.65%, 6/15/2042 (b)	189,000	193,217
5.65%, 3/2/2053	1,846,000	1,842,529
5.75%, 3/15/2040	187,000	194,110
5.75%, 3/2/2063	1,347,000	1,343,861
6.38%, 6/1/2037	126,000	140,527
6.40%, 2/1/2039	200,000	219,672
Baxalta, Inc. 5.25%, 6/23/2045	220,000	211,277
Biogen, Inc.:
3.15%, 5/1/2050	347,000	225,488
3.25%, 2/15/2051 (b)	279,000	182,352
5.20%, 9/15/2045	491,000	452,913
6.45%, 5/15/2055	410,000	439,471
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	143,856
2.80%, 10/1/2050	538,000	347,268
4.00%, 9/1/2036	213,000	198,041
4.15%, 3/1/2047	726,000	612,199
4.50%, 2/1/2045	665,000	594,829
4.60%, 9/1/2035	193,000	190,775
4.75%, 3/1/2046	914,000	840,441
4.80%, 4/1/2044	675,000	629,896
5.10%, 6/15/2035	115,000	118,151
5.50%, 11/15/2054	502,000	505,313
5.55%, 10/15/2053	416,000	420,039
5.60%, 11/15/2064	80,000	80,963
5.65%, 12/1/2041	337,000	352,529
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	198,000	123,219

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC:
3.30%, 9/2/2040	$141,000	$108,267
3.35%, 9/2/2051	244,000	163,378
3.55%, 9/2/2050	381,000	267,797
5.90%, 9/2/2054	243,000	242,159
5.95%, 9/25/2055	310,000	311,330
		16,596,333
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	253,000	188,857
2.80%, 5/15/2050	449,000	292,155
Albemarle Corp.:
5.45%, 12/1/2044	236,000	212,903
5.65%, 6/1/2052	150,000	132,764
CF Industries, Inc.:
4.95%, 6/1/2043	63,000	57,997
5.38%, 3/15/2044	321,000	308,956
Dow Chemical Co.:
3.60%, 11/15/2050	321,000	217,388
4.38%, 11/15/2042	659,000	537,401
4.63%, 10/1/2044	303,000	251,920
4.80%, 5/15/2049	286,000	233,250
5.25%, 11/15/2041	489,000	450,838
5.55%, 11/30/2048 (b)	493,000	448,995
5.60%, 2/15/2054 (b)	274,000	248,444
5.65%, 3/15/2036 (b)	390,000	391,716
5.95%, 3/15/2055	197,000	187,270
6.90%, 5/15/2053 (b)	430,000	459,679
7.38%, 11/1/2029	10,000	11,097
9.40%, 5/15/2039	185,000	241,525
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	248,000	255,361
5.42%, 11/15/2048	578,000	571,706
Eastman Chemical Co.:
4.65%, 10/15/2044	353,000	301,459
4.80%, 9/1/2042 (b)	271,000	240,074
Ecolab, Inc.:
2.13%, 8/15/2050	63,000	35,111
2.70%, 12/15/2051	59,000	37,231
2.75%, 8/18/2055	437,000	270,398
3.95%, 12/1/2047	270,000	221,808
5.50%, 12/8/2041	197,000	203,401
FMC Corp.:
4.50%, 10/1/2049 (b)	219,000	168,021
6.38%, 5/18/2053 (b)	283,000	279,830
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	80,000	64,222
5.00%, 9/26/2048	374,000	328,959
Linde, Inc. 3.55%, 11/7/2042	193,000	155,952
LYB International Finance BV:
4.88%, 3/15/2044	405,000	346,510
5.25%, 7/15/2043	328,000	293,960
Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 10/1/2040	$319,000	$235,652
3.63%, 4/1/2051 (b)	401,000	268,185
3.80%, 10/1/2060	217,000	139,774
4.20%, 10/15/2049	542,000	401,432
4.20%, 5/1/2050	410,000	303,494
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	392,000	308,065
Mosaic Co.:
4.88%, 11/15/2041	181,000	164,902
5.63%, 11/15/2043	245,000	242,131
Nutrien Ltd.:
3.95%, 5/13/2050	60,000	46,522
4.13%, 3/15/2035	152,000	140,851
4.90%, 6/1/2043	201,000	185,071
5.00%, 4/1/2049	267,000	243,504
5.25%, 1/15/2045	207,000	196,749
5.63%, 12/1/2040	175,000	176,384
5.80%, 3/27/2053	280,000	284,603
5.88%, 12/1/2036	133,000	140,207
6.13%, 1/15/2041	170,000	178,883
RPM International, Inc.:
4.25%, 1/15/2048	177,000	148,119
5.25%, 6/1/2045	128,000	122,999
Sherwin-Williams Co.:
3.30%, 5/15/2050	211,000	147,278
3.80%, 8/15/2049	145,000	111,151
4.00%, 12/15/2042	10,000	8,324
4.50%, 6/1/2047	423,000	365,692
4.55%, 8/1/2045	263,000	229,778
Westlake Corp.:
2.88%, 8/15/2041	184,000	126,662
3.13%, 8/15/2051	201,000	124,889
3.38%, 8/15/2061	135,000	81,628
4.38%, 11/15/2047	227,000	179,396
5.00%, 8/15/2046	419,000	369,407
		14,318,890
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	208,000	159,590
California Endowment Series 2021, 2.50%, 4/1/2051	150,000	88,491
California Institute of Technology:
3.65%, 9/1/2119	281,000	182,993
4.32%, 8/1/2045	157,000	136,895
4.70%, 11/1/2111	250,000	207,932
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	232,000	219,233
Claremont Mckenna College 3.78%, 1/1/2122	67,000	44,617
Duke University:
Series 2020, 2.68%, 10/1/2044	250,000	184,285

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 2.76%, 10/1/2050	$7,000	$4,536
Emory University Series 2020, 2.97%, 9/1/2050	100,000	67,013
Ford Foundation Series 2020, 2.82%, 6/1/2070	325,000	187,853
George Washington University:
Series 2018, 4.13%, 9/15/2048	280,000	230,936
Series 2014, 4.30%, 9/15/2044	202,000	174,215
Series 2015, 4.87%, 9/15/2045	182,000	169,072
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (b)	64,000	42,061
Series B, 4.32%, 4/1/2049	81,000	68,080
5.12%, 4/1/2053 (b)	52,000	49,314
Series A, 5.22%, 10/1/2118	228,000	203,948
Global Payments, Inc.:
4.15%, 8/15/2049 (b)	294,000	224,369
5.95%, 8/15/2052 (b)	444,000	436,301
Howard University Series 22A, 5.21%, 10/1/2052	155,000	137,688
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	176,000	143,384
Leland Stanford Junior University 3.65%, 5/1/2048	269,000	212,903
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	215,000	147,976
3.07%, 4/1/2052	225,000	155,088
3.89%, 7/1/2116	336,000	240,304
3.96%, 7/1/2038	11,000	10,181
4.68%, 7/1/2114	220,000	187,986
5.60%, 7/1/2111	396,000	399,782
5.62%, 6/1/2055	375,000	396,097
Moody's Corp.:
2.75%, 8/19/2041	166,000	119,751
3.25%, 5/20/2050	31,000	21,465
3.75%, 2/25/2052	194,000	147,582
4.88%, 12/17/2048	335,000	306,927
5.25%, 7/15/2044	218,000	213,575
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	48,489
Northwestern University:
Series 2020, 2.64%, 12/1/2050	50,000	31,681
Series 2017, 3.66%, 12/1/2057	224,000	165,126
4.64%, 12/1/2044	153,000	145,892
4.94%, 12/1/2035	50,000	51,278
PayPal Holdings, Inc.:
3.25%, 6/1/2050	265,000	186,064
5.05%, 6/1/2052 (b)	518,000	486,454
Security Description	Principal Amount	Value
5.25%, 6/1/2062	$163,000	$154,997
5.50%, 6/1/2054 (b)	189,000	189,200
President & Fellows of Harvard College:
2.52%, 10/15/2050 (b)	127,000	78,642
3.15%, 7/15/2046	51,000	37,689
3.30%, 7/15/2056	174,000	121,765
3.75%, 11/15/2052	202,000	158,144
4.88%, 10/15/2040	107,000	105,813
5.26%, 3/15/2036	105,000	110,242
Quanta Services, Inc. 3.05%, 10/1/2041	39,000	29,036
S&P Global, Inc.:
2.30%, 8/15/2060 (b)	417,000	217,499
3.25%, 12/1/2049	210,000	150,780
3.70%, 3/1/2052	298,000	229,469
3.90%, 3/1/2062	188,000	144,303
Thomas Jefferson University 3.85%, 11/1/2057	184,000	131,795
TR Finance LLC:
5.50%, 8/15/2035	143,000	148,387
5.65%, 11/23/2043	50,000	50,286
5.85%, 4/15/2040	131,000	136,098
Trustees of Boston College 3.13%, 7/1/2052	194,000	136,333
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	180,000	114,023
4.20%, 3/1/2052	235,000	199,249
5.70%, 3/1/2039	111,000	119,515
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	200,000	131,414
4.67%, 9/1/2112	204,000	172,774
University of Chicago:
Series C, 2.55%, 4/1/2050	231,000	149,831
Series 20B, 2.76%, 4/1/2045	127,000	100,082
3.00%, 10/1/2052	47,000	31,749
4.00%, 10/1/2053	113,000	90,085
University of Miami Series 2022, 4.06%, 4/1/2052	182,000	146,834
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	115,000	86,747
Series 2015, 3.44%, 2/15/2045	298,000	233,215
University of Southern California:
3.03%, 10/1/2039	164,000	135,620
Series A, 3.23%, 10/1/2120	387,000	228,849
Series 2017, 3.84%, 10/1/2047	158,000	127,114
4.98%, 10/1/2053 (b)	173,000	163,352
5.25%, 10/1/2111	249,000	235,233
Verisk Analytics, Inc.:
3.63%, 5/15/2050	153,000	114,227
5.13%, 2/15/2036 (b)	258,000	260,420
5.50%, 6/15/2045	184,000	182,094

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Washington University:
Series 2022, 3.52%, 4/15/2054	$35,000	$25,666
4.35%, 4/15/2122	248,000	193,083
William Marsh Rice University:
3.57%, 5/15/2045	193,000	155,282
3.77%, 5/15/2055	139,000	107,401
		12,871,744
COMPUTERS — 1.9%
Apple, Inc.:
2.38%, 2/8/2041 (b)	220,000	158,360
2.40%, 8/20/2050 (b)	451,000	273,347
2.55%, 8/20/2060	865,000	505,904
2.65%, 5/11/2050	908,000	580,848
2.65%, 2/8/2051	1,133,000	719,398
2.70%, 8/5/2051	769,000	489,938
2.80%, 2/8/2061	753,000	454,277
2.85%, 8/5/2061	595,000	361,950
2.95%, 9/11/2049	672,000	460,239
3.45%, 2/9/2045	936,000	741,864
3.75%, 9/12/2047	395,000	317,513
3.75%, 11/13/2047	635,000	511,988
3.85%, 5/4/2043	1,379,000	1,175,804
3.85%, 8/4/2046	854,000	706,856
3.95%, 8/8/2052	628,000	510,288
4.10%, 8/8/2062	614,000	495,062
4.25%, 2/9/2047	713,000	623,575
4.38%, 5/13/2045	935,000	844,707
4.45%, 5/6/2044 (b)	120,000	112,502
4.65%, 2/23/2046	1,657,000	1,548,616
Dell International LLC/EMC Corp. 8.35%, 7/15/2046	322,000	418,304
Dell, Inc. 6.50%, 4/15/2038 (b)	238,000	258,035
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	721,000	758,687
HP, Inc. 6.00%, 9/15/2041 (b)	607,000	627,280
International Business Machines Corp.:
2.85%, 5/15/2040	159,000	120,074
2.95%, 5/15/2050	269,000	176,537
3.43%, 2/9/2052	242,000	170,654
4.00%, 6/20/2042	434,200	368,831
4.15%, 5/15/2039	821,000	736,741
4.25%, 5/15/2049	1,226,000	1,013,485
4.70%, 2/19/2046	295,000	267,296
4.90%, 7/27/2052	260,000	235,755
5.10%, 2/6/2053	301,000	282,040
5.60%, 11/30/2039	275,000	287,636
7.13%, 12/1/2096	243,000	294,249
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	250,000	202,137
		17,810,777
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.6%
Carlisle Cos., Inc. 5.55%, 9/15/2040	$165,000	$167,105
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	24,218
6.20%, 3/15/2054	974,000	1,058,485
CRH America Finance, Inc. 5.88%, 1/9/2055 (b)	308,000	323,954
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	343,000	281,332
Johnson Controls International PLC:
4.50%, 2/15/2047	138,000	119,912
4.63%, 7/2/2044	235,000	210,226
4.95%, 7/2/2064 (e)	190,000	165,870
6.00%, 1/15/2036	194,000	211,699
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	311,000	213,903
4.25%, 12/15/2047	163,000	136,651
5.50%, 12/1/2054	445,000	441,654
Masco Corp.:
3.13%, 2/15/2051	195,000	126,428
4.50%, 5/15/2047 (b)	182,000	151,912
Owens Corning:
4.30%, 7/15/2047	298,000	246,211
4.40%, 1/30/2048	155,000	128,831
5.95%, 6/15/2054 (b)	332,000	342,422
7.00%, 12/1/2036	171,000	195,629
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	151,000	130,375
4.65%, 11/1/2044	116,000	105,413
Trane Technologies Holdco, Inc.:
4.30%, 2/21/2048	146,000	123,646
5.75%, 6/15/2043	172,000	180,994
Vulcan Materials Co.:
4.50%, 6/15/2047	101,000	88,055
4.70%, 3/1/2048	191,000	169,841
5.70%, 12/1/2054	413,000	421,941
		5,766,707
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	678,000	630,316
5.10%, 3/22/2043	321,000	309,791
		940,107
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	119,384
4.20%, 5/15/2047	185,000	155,901
4.60%, 6/15/2045	404,000	367,535
		642,820

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.85%, 10/29/2041	$472,000	$388,357
5.00%, 11/15/2035 (a)	245,000	242,623
American Express Co. 4.05%, 12/3/2042	307,000	266,166
Apollo Global Management, Inc. 5.80%, 5/21/2054 (b)	309,000	312,995
ARES Management Corp. 5.60%, 10/11/2054	320,000	308,585
BlackRock Funding, Inc.:
5.25%, 3/14/2054 (b)	648,000	632,383
5.35%, 1/8/2055	561,000	556,271
Blue Owl Finance LLC 4.13%, 10/7/2051	136,000	99,493
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	280,000	290,511
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	172,000	120,065
Brookfield Finance, Inc.:
3.50%, 3/30/2051	234,000	165,602
3.63%, 2/15/2052	20,000	14,375
4.70%, 9/20/2047	315,000	275,168
5.33%, 1/15/2036	170,000	170,898
5.81%, 3/3/2055	294,000	296,255
5.97%, 3/4/2054	529,000	546,018
CME Group, Inc.:
4.15%, 6/15/2048	448,000	381,880
5.30%, 9/15/2043	96,000	98,204
Franklin Resources, Inc. 2.95%, 8/12/2051 (b)	28,000	17,846
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	201,000	148,919
4.25%, 9/21/2048	351,000	297,374
4.95%, 6/15/2052 (b)	569,000	528,231
5.20%, 6/15/2062	696,000	660,017
Invesco Finance PLC 5.38%, 11/30/2043	70,000	68,197
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	205,000	218,565
6.50%, 1/20/2043	222,000	238,011
Legg Mason, Inc. 5.63%, 1/15/2044	300,000	301,620
Mastercard, Inc.:
2.95%, 3/15/2051	160,000	107,128
3.65%, 6/1/2049	216,000	167,983
3.80%, 11/21/2046	144,000	116,663
3.85%, 3/26/2050	794,000	636,288
3.95%, 2/26/2048	322,000	265,260
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	114,228
Security Description	Principal Amount	Value
3.25%, 4/28/2050	$69,000	$47,954
3.95%, 3/7/2052	148,000	114,302
5.95%, 8/15/2053	283,000	296,270
6.10%, 6/28/2063	429,000	452,561
Raymond James Financial, Inc.:
3.75%, 4/1/2051	304,000	228,751
4.95%, 7/15/2046	360,000	332,831
5.65%, 9/11/2055	230,000	228,365
TPG Operating Group II LP 5.38%, 1/15/2036	55,000	55,152
Visa, Inc.:
2.00%, 8/15/2050 (b)	849,000	472,044
2.70%, 4/15/2040 (b)	412,478	316,024
3.65%, 9/15/2047	435,000	343,693
4.30%, 12/14/2045	1,661,000	1,465,118
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	113,018
5.70%, 7/15/2043	112,000	112,925
Western Union Co. 6.20%, 11/17/2036 (b)	174,000	181,732
		13,812,919
ELECTRIC — 13.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	5,000	3,438
Series H, 3.45%, 1/15/2050	153,000	106,346
3.80%, 10/1/2047	222,000	166,205
Series G, 4.15%, 5/1/2049	211,000	164,738
5.25%, 5/15/2052	160,000	147,763
5.85%, 10/15/2055	315,000	314,364
AEP Transmission Co. LLC:
Series M, 3.65%, 4/1/2050	111,000	83,782
3.75%, 12/1/2047	278,000	215,545
3.80%, 6/15/2049	243,000	187,074
4.00%, 12/1/2046	146,000	118,294
4.25%, 9/15/2048	202,000	168,286
5.38%, 6/15/2035	47,000	48,628
5.40%, 3/15/2053	318,000	315,262
Alabama Power Co.:
3.13%, 7/15/2051	89,000	60,411
3.45%, 10/1/2049	311,000	227,372
3.75%, 3/1/2045	362,000	289,567
3.85%, 12/1/2042	229,000	189,044
4.15%, 8/15/2044	215,000	182,692
4.30%, 1/2/2046	231,000	198,062
Series A, 4.30%, 7/15/2048	263,000	224,407
6.00%, 3/1/2039	227,000	245,115
6.13%, 5/15/2038	160,000	175,530
Ameren Illinois Co.:
3.25%, 3/15/2050	67,000	46,955
3.70%, 12/1/2047	30,000	23,420
4.15%, 3/15/2046	182,000	153,324
4.50%, 3/15/2049	285,000	247,631
5.55%, 7/1/2054	120,000	121,508
5.63%, 3/1/2055	365,000	372,041
5.90%, 12/1/2052	217,000	227,592

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
American Electric Power Co., Inc. 3.25%, 3/1/2050	$103,000	$68,954
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050 (b)	297,000	216,480
4.40%, 5/15/2044	191,000	161,418
4.45%, 6/1/2045	175,000	148,062
Series Y, 4.50%, 3/1/2049	241,000	201,392
7.00%, 4/1/2038	247,000	279,774
Arizona Public Service Co.:
3.50%, 12/1/2049	100,000	71,599
3.75%, 5/15/2046	192,000	148,143
4.20%, 8/15/2048	120,000	97,694
4.25%, 3/1/2049	170,000	138,241
4.35%, 11/15/2045	252,000	212,718
4.50%, 4/1/2042	260,000	228,844
5.05%, 9/1/2041	187,000	176,962
5.90%, 8/15/2055	434,000	445,093
Avista Corp.:
4.00%, 4/1/2052	255,000	198,405
4.35%, 6/1/2048	230,000	193,032
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	212,000	146,683
3.50%, 8/15/2046	288,000	217,426
3.75%, 8/15/2047	203,000	157,786
4.25%, 9/15/2048	175,000	146,108
4.55%, 6/1/2052	285,000	247,027
5.40%, 6/1/2053	292,000	286,449
5.65%, 6/1/2054	198,000	201,754
6.35%, 10/1/2036	20,000	22,304
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	297,000	188,417
3.80%, 7/15/2048	373,000	287,658
4.25%, 10/15/2050	405,000	331,274
4.45%, 1/15/2049	476,000	405,947
4.50%, 2/1/2045	360,000	317,862
4.60%, 5/1/2053	439,000	377,939
5.15%, 11/15/2043	344,000	334,117
5.95%, 5/15/2037	256,000	276,242
6.13%, 4/1/2036	656,000	713,761
Black Hills Corp.:
3.88%, 10/15/2049	215,000	160,661
4.20%, 9/15/2046	187,000	150,572
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	297,000	235,717
3.95%, 3/1/2048	245,000	197,044
Series AC, 4.25%, 2/1/2049	465,000	390,023
4.50%, 4/1/2044	369,000	326,890
Series AJ, 4.85%, 10/1/2052	266,000	242,693
5.05%, 3/1/2035	80,000	80,893
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	211,000	184,899
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	177,329
Security Description	Principal Amount	Value
CMS Energy Corp. 4.88%, 3/1/2044	$254,000	$230,144
Commonwealth Edison Co.:
3.00%, 3/1/2050	30,000	19,947
Series 130, 3.13%, 3/15/2051	30,000	20,264
Series 127, 3.20%, 11/15/2049	13,000	9,033
3.65%, 6/15/2046	276,000	213,687
3.70%, 3/1/2045	183,000	144,605
Series 123, 3.75%, 8/15/2047	351,000	273,310
3.80%, 10/1/2042	228,000	187,334
Series 133, 3.85%, 3/15/2052	150,000	115,149
4.00%, 3/1/2048	379,000	306,948
4.00%, 3/1/2049	252,000	201,129
4.35%, 11/15/2045	240,000	206,592
4.60%, 8/15/2043	187,000	169,802
4.70%, 1/15/2044	225,000	205,533
5.30%, 2/1/2053	305,000	295,795
5.65%, 6/1/2054	211,000	214,612
Series 103, 5.90%, 3/15/2036	219,000	235,270
5.95%, 6/1/2055	313,000	333,379
6.45%, 1/15/2038	185,000	206,245
Connecticut Light & Power Co.:
4.00%, 4/1/2048	304,000	245,523
Series A, 4.15%, 6/1/2045	264,000	221,916
4.30%, 4/15/2044	253,000	220,692
5.25%, 1/15/2053 (b)	351,000	338,554
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	327,000	234,544
3.85%, 6/15/2046	233,000	186,794
Series 2017, 3.88%, 6/15/2047	270,000	212,965
3.95%, 3/1/2043	365,000	303,140
Series C, 4.00%, 11/15/2057	237,000	181,957
Series A, 4.13%, 5/15/2049	347,000	281,556
Series 12-A, 4.20%, 3/15/2042	159,000	138,371
Series C, 4.30%, 12/1/2056	271,000	218,724
4.45%, 3/15/2044	85,000	74,965
4.50%, 12/1/2045	322,000	283,457
4.50%, 5/15/2058	360,000	300,488
4.63%, 12/1/2054 (b)	371,000	319,271
Series E, 4.65%, 12/1/2048	298,000	264,448
Series 2005-A, 5.30%, 3/1/2035	58,000	59,805
5.50%, 3/15/2055	276,000	273,372
Series 09-C, 5.50%, 12/1/2039	1,093,000	1,121,549
5.70%, 5/15/2054	438,000	448,183
Series 06-A, 5.85%, 3/15/2036	200,000	213,706
5.90%, 11/15/2053	387,000	404,535
6.15%, 11/15/2052	330,000	355,199
Series 2007-A, 6.30%, 8/15/2037 (b)	250,000	276,342

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 08-B, 6.75%, 4/1/2038	$251,000	$287,789
Constellation Energy Generation LLC:
5.60%, 6/15/2042	367,000	371,599
5.75%, 10/1/2041	187,000	191,684
5.75%, 3/15/2054	80,000	81,143
6.25%, 10/1/2039	295,000	320,034
6.50%, 10/1/2053	579,000	643,865
Consumers Energy Co.:
3.75%, 2/15/2050	175,000	134,465
3.95%, 5/15/2043	111,000	92,688
3.95%, 7/15/2047	173,000	140,607
4.05%, 5/15/2048 (b)	245,000	201,704
4.20%, 9/1/2052	236,000	194,896
4.35%, 4/15/2049	424,000	363,160
Dayton Power & Light Co. 3.95%, 6/15/2049	209,000	158,313
Delmarva Power & Light Co. 4.15%, 5/15/2045	217,000	183,764
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	120,000	108,610
5.10%, 6/1/2065	265,000	241,357
5.45%, 2/1/2041	186,000	188,872
6.05%, 1/15/2038	211,000	227,471
6.25%, 10/15/2053	201,000	220,895
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	30,000	22,844
Series C, 4.05%, 9/15/2042	179,000	147,240
Series A, 4.60%, 3/15/2049	231,000	195,204
4.70%, 12/1/2044	238,000	209,311
Series B, 4.85%, 8/15/2052	324,000	281,786
Series C, 4.90%, 8/1/2041	230,000	212,962
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (d)	395,000	398,002
7.00%, 6/15/2038	210,000	239,971
DTE Electric Co.:
3.70%, 3/15/2045	194,000	153,146
3.70%, 6/1/2046	207,000	162,056
3.75%, 8/15/2047	226,000	176,151
3.95%, 3/1/2049	80,000	64,390
Series A, 4.00%, 4/1/2043	95,000	79,772
Series A, 4.05%, 5/15/2048	254,000	209,448
4.30%, 7/1/2044	193,000	166,310
5.40%, 4/1/2053	122,000	120,768
5.85%, 5/15/2055	253,000	265,814
DTE Energy Co. 5.05%, 10/1/2035 (b)	650,000	646,262
Duke Energy Carolinas LLC:
3.55%, 3/15/2052	50,000	36,787
3.70%, 12/1/2047	269,000	206,568
3.75%, 6/1/2045	200,000	158,908
3.88%, 3/15/2046	249,000	200,831
3.95%, 3/15/2048	247,000	197,867
4.00%, 9/30/2042	344,000	291,863
4.25%, 12/15/2041	249,000	219,912
Security Description	Principal Amount	Value
5.30%, 2/15/2040	$220,000	$223,406
5.35%, 1/15/2053	523,000	512,394
6.00%, 1/15/2038	159,000	171,987
6.05%, 4/15/2038	248,000	268,837
6.10%, 6/1/2037	155,000	167,045
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	50,151
3.75%, 9/1/2046	562,000	431,268
3.95%, 8/15/2047	304,000	236,579
4.20%, 6/15/2049	312,000	249,971
4.80%, 12/15/2045	201,000	179,314
5.00%, 8/15/2052	544,000	490,166
5.70%, 9/15/2055	320,000	318,790
5.80%, 6/15/2054	366,000	370,033
6.10%, 9/15/2053	399,000	419,991
Duke Energy Florida LLC:
3.00%, 12/15/2051	6,000	3,927
3.40%, 10/1/2046	302,000	223,335
3.85%, 11/15/2042	233,000	192,432
4.20%, 7/15/2048	216,000	177,308
5.65%, 4/1/2040	160,000	166,782
5.95%, 11/15/2052	278,000	292,756
6.20%, 11/15/2053	400,000	437,400
6.35%, 9/15/2037	255,000	283,478
6.40%, 6/15/2038	192,000	215,562
Duke Energy Indiana LLC:
Series YYY, 3.25%, 10/1/2049	278,000	193,891
3.75%, 5/15/2046	270,000	212,749
Series WWW, 4.90%, 7/15/2043	254,000	237,338
5.40%, 4/1/2053	289,000	282,229
5.90%, 5/15/2055	235,000	245,702
6.12%, 10/15/2035	80,000	87,502
6.35%, 8/15/2038	248,000	275,451
6.45%, 4/1/2039	188,000	209,951
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	186,000	144,152
4.30%, 2/1/2049	278,000	232,394
5.55%, 3/15/2054	167,000	167,229
5.65%, 4/1/2053	258,000	259,961
Duke Energy Progress LLC:
2.90%, 8/15/2051	20,000	12,809
3.60%, 9/15/2047	258,000	195,530
3.70%, 10/15/2046	267,000	207,203
4.00%, 4/1/2052	282,000	222,828
4.10%, 5/15/2042	256,000	219,625
4.10%, 3/15/2043	185,000	157,407
4.15%, 12/1/2044	285,000	241,708
4.20%, 8/15/2045	347,000	294,211
4.38%, 3/30/2044	222,000	193,176
5.35%, 3/15/2053	280,000	272,703
5.55%, 3/15/2055	365,000	366,610
6.30%, 4/1/2038	176,000	194,079

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
El Paso Electric Co.:
5.00%, 12/1/2044	$211,000	$186,220
6.00%, 5/15/2035	79,000	82,176
Emera U.S. Finance LP 4.75%, 6/15/2046	620,000	535,060
Entergy Arkansas LLC:
3.35%, 6/15/2052	15,000	10,406
4.20%, 4/1/2049	250,000	204,595
5.75%, 6/1/2054	270,000	276,645
Entergy Corp. 3.75%, 6/15/2050	30,000	22,070
Entergy Louisiana LLC:
3.10%, 6/15/2041	275,000	209,173
4.20%, 9/1/2048	479,000	393,451
4.20%, 4/1/2050	294,000	238,552
4.75%, 9/15/2052	50,000	44,450
5.70%, 3/15/2054	340,000	343,230
5.80%, 3/15/2055	420,000	430,823
Entergy Mississippi LLC:
3.50%, 6/1/2051	138,000	97,928
3.85%, 6/1/2049	101,000	78,256
5.80%, 4/15/2055	340,000	348,323
5.85%, 6/1/2054	245,000	250,961
Entergy Texas, Inc.:
3.55%, 9/30/2049	293,000	212,454
4.50%, 3/30/2039	191,000	177,397
5.00%, 9/15/2052	245,000	221,725
5.55%, 9/15/2054	289,000	284,237
5.80%, 9/1/2053	176,000	178,431
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	205,000	141,081
4.10%, 4/1/2043	195,000	163,431
4.13%, 3/1/2042	256,000	218,788
4.25%, 12/1/2045	189,000	159,531
5.70%, 3/15/2053	201,000	202,952
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	227,000	183,119
4.20%, 6/15/2047	196,000	162,063
4.20%, 3/15/2048	211,000	173,529
5.30%, 10/1/2041	55,000	54,358
Exelon Corp.:
4.45%, 4/15/2046	317,000	269,862
4.70%, 4/15/2050	329,000	284,506
5.10%, 6/15/2045	288,000	268,456
5.60%, 3/15/2053 (b)	434,000	424,903
5.63%, 6/15/2035	78,000	81,311
5.88%, 3/15/2055 (b)	235,000	239,700
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	50,000	34,842
Series C, 4.85%, 7/15/2047 (b)	349,000	308,882
Florida Power & Light Co.:
2.88%, 12/4/2051	140,000	90,601
3.15%, 10/1/2049	400,000	278,696
3.70%, 12/1/2047	363,000	283,049
Security Description	Principal Amount	Value
3.80%, 12/15/2042	$276,000	$228,418
3.95%, 3/1/2048	476,000	386,869
3.99%, 3/1/2049	329,000	266,105
4.05%, 6/1/2042	258,000	222,966
4.05%, 10/1/2044	331,000	278,957
4.13%, 2/1/2042	346,000	301,581
4.13%, 6/1/2048	316,000	261,910
5.25%, 2/1/2041	204,000	204,753
5.30%, 4/1/2053	408,000	400,113
5.60%, 6/15/2054	444,000	454,088
5.65%, 2/1/2037	210,000	223,060
5.69%, 3/1/2040	256,000	269,962
5.70%, 3/15/2055	477,000	494,907
5.80%, 3/15/2065	372,000	391,552
5.95%, 2/1/2038	257,000	279,248
5.96%, 4/1/2039	246,000	265,914
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	266,000	202,793
4.30%, 3/15/2042	195,000	172,152
4.30%, 3/15/2043	246,000	215,159
Series 2010-C, 4.75%, 9/1/2040	259,000	247,231
5.13%, 5/15/2052	285,000	271,941
5.50%, 10/1/2055	850,000	847,271
Iberdrola International BV 6.75%, 7/15/2036	234,000	265,487
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	213,000	176,385
Series MTN, 5.50%, 3/15/2053	216,000	213,356
Series MTN, 5.70%, 3/15/2055	233,000	236,649
Series MTN, 5.80%, 4/1/2054	178,000	183,009
Indiana Michigan Power Co.:
3.25%, 5/1/2051	282,000	189,941
Series L, 3.75%, 7/1/2047	209,000	159,375
4.25%, 8/15/2048	273,000	222,099
Series K, 4.55%, 3/15/2046	234,000	203,774
5.63%, 4/1/2053	245,000	245,612
Series H, 6.05%, 3/15/2037	215,000	233,279
Interstate Power & Light Co.:
3.50%, 9/30/2049	185,000	134,269
3.70%, 9/15/2046	142,000	107,794
5.45%, 9/30/2054	178,000	172,194
5.60%, 10/1/2055	250,000	246,087
6.25%, 7/15/2039	167,000	179,365
ITC Holdings Corp. 5.30%, 7/1/2043	179,000	171,527
Jersey Central Power & Light Co.:
5.15%, 1/15/2036 (c)	750,000	758,587
6.15%, 6/1/2037	21,000	22,761
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	86,087	83,820

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	$400,509	$385,514
Kentucky Utilities Co.:
3.30%, 6/1/2050	230,000	160,174
4.38%, 10/1/2045	270,000	232,416
5.13%, 11/1/2040	264,000	258,900
5.85%, 8/15/2055	381,000	391,988
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	235,000	192,331
5.85%, 8/15/2055	343,000	352,861
MidAmerican Energy Co.:
4.25%, 5/1/2046	110,000	93,753
4.25%, 7/15/2049	360,000	301,018
4.40%, 10/15/2044	260,000	228,150
4.80%, 9/15/2043	245,000	226,390
5.30%, 2/1/2055	298,000	290,058
Series MTN, 5.75%, 11/1/2035	51,000	54,523
Series MTN, 5.80%, 10/15/2036	110,000	118,366
5.85%, 9/15/2054	449,000	472,357
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	226,000	196,814
National Rural Utilities Cooperative Finance Corp. 4.40%, 11/1/2048	247,000	211,798
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050 (b)	229,000	151,325
Series GG, 5.90%, 5/1/2053	233,000	237,669
6.00%, 3/15/2054	271,000	281,366
Series N, 6.65%, 4/1/2036	67,000	75,320
Series R, 6.75%, 7/1/2037	136,000	154,433
NextEra Energy Capital Holdings, Inc.:
3.00%, 1/15/2052	3,000	1,927
5.25%, 2/28/2053	80,000	75,622
5.55%, 3/15/2054	329,000	322,640
5.90%, 3/15/2055	415,000	427,753
Northern States Power Co.:
2.90%, 3/1/2050	3,000	2,015
3.40%, 8/15/2042	142,000	110,547
3.60%, 5/15/2046	26,000	20,093
3.60%, 9/15/2047	79,000	60,326
4.00%, 8/15/2045	190,000	157,109
4.13%, 5/15/2044	171,000	146,892
5.10%, 5/15/2053 (b)	408,000	387,608
5.35%, 11/1/2039	155,000	160,896
5.40%, 3/15/2054 (b)	20,000	19,859
5.65%, 6/15/2054	280,000	288,263
5.65%, 5/15/2055	268,000	274,992
6.20%, 7/1/2037	161,000	178,327
6.25%, 6/1/2036	161,000	178,208
Security Description	Principal Amount	Value
NorthWestern Corp. 4.18%, 11/15/2044	$279,000	$233,729
NSTAR Electric Co.:
4.40%, 3/1/2044	93,000	81,534
4.55%, 6/1/2052	248,000	214,093
4.95%, 9/15/2052	240,000	220,879
5.50%, 3/15/2040	139,000	142,923
Oglethorpe Power Corp.:
3.75%, 8/1/2050	127,000	91,333
4.50%, 4/1/2047	1,641,000	1,387,269
5.05%, 10/1/2048	229,000	208,248
5.25%, 9/1/2050	191,000	177,049
5.38%, 11/1/2040	153,000	150,618
5.80%, 6/1/2054	122,000	121,540
5.90%, 2/1/2055	208,000	210,529
5.95%, 11/1/2039	222,000	233,049
6.20%, 12/1/2053	215,000	226,502
Ohio Edison Co. 6.88%, 7/15/2036	65,000	74,389
Ohio Power Co.:
4.00%, 6/1/2049	258,000	199,940
4.15%, 4/1/2048	251,000	199,038
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	5,000	3,940
4.15%, 4/1/2047	224,000	185,241
5.60%, 4/1/2053	346,000	345,519
5.80%, 4/1/2055	192,000	196,431
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	296,000	200,410
3.70%, 5/15/2050	240,000	179,640
3.75%, 4/1/2045	260,000	205,377
3.80%, 9/30/2047	201,000	157,140
3.80%, 6/1/2049	160,000	122,765
4.10%, 11/15/2048	228,000	186,073
4.55%, 12/1/2041	185,000	168,054
4.60%, 6/1/2052	206,000	175,910
4.95%, 9/15/2052	415,000	378,447
5.25%, 9/30/2040	160,000	160,147
5.30%, 6/1/2042	117,000	115,334
5.35%, 10/1/2052	165,000	158,344
5.55%, 6/15/2054	351,000	349,435
5.80%, 4/1/2055 (c)	315,000	324,403
7.50%, 9/1/2038	146,000	178,809
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	475,000	360,430
3.75%, 8/15/2042	234,000	177,866
3.95%, 12/1/2047	358,000	267,970
4.00%, 12/1/2046	283,000	213,512
4.20%, 6/1/2041	262,000	215,183
4.25%, 3/15/2046	201,000	158,095
4.30%, 3/15/2045	306,000	244,580
4.45%, 4/15/2042	226,000	189,180
4.50%, 7/1/2040	826,000	718,554
4.60%, 6/15/2043	220,000	185,183
4.75%, 2/15/2044	351,000	300,445

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/1/2050	$1,205,000	$1,038,144
5.25%, 3/1/2052	238,000	211,880
5.90%, 10/1/2054	295,000	288,374
6.10%, 10/15/2055 (a)	800,000	798,880
6.15%, 3/1/2055	345,000	347,236
6.70%, 4/1/2053	346,000	370,486
6.75%, 1/15/2053	638,000	687,330
PacifiCorp:
2.90%, 6/15/2052	505,000	307,949
3.30%, 3/15/2051	374,000	247,322
4.10%, 2/1/2042	218,000	180,035
4.13%, 1/15/2049	310,000	241,781
4.15%, 2/15/2050	336,000	261,865
5.35%, 12/1/2053	520,000	480,106
5.50%, 5/15/2054	520,000	490,922
5.75%, 4/1/2037	280,000	289,467
5.80%, 1/15/2055	666,000	653,146
6.00%, 1/15/2039	331,000	345,832
6.10%, 8/1/2036	181,000	193,777
6.25%, 10/15/2037	303,000	324,731
6.35%, 7/15/2038	180,000	193,394
7.70%, 11/15/2031	1,000	1,162
PECO Energy Co.:
3.70%, 9/15/2047	215,000	167,408
3.90%, 3/1/2048	257,000	206,106
4.15%, 10/1/2044	178,000	150,419
4.38%, 8/15/2052	208,000	175,872
4.60%, 5/15/2052	195,000	172,507
5.25%, 9/15/2054	285,000	276,367
5.65%, 9/15/2055	195,000	199,393
Potomac Electric Power Co.:
4.15%, 3/15/2043	343,000	292,901
5.50%, 3/15/2054	194,000	192,337
6.50%, 11/15/2037	220,000	247,779
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	71,619
4.13%, 6/15/2044	134,000	114,440
4.15%, 10/1/2045	110,000	93,166
4.15%, 6/15/2048	72,000	59,790
4.75%, 7/15/2043	191,000	176,841
5.25%, 5/15/2053	230,000	224,455
5.55%, 8/15/2055	408,000	411,456
6.25%, 5/15/2039	135,000	150,355
Progress Energy, Inc. 6.00%, 12/1/2039	243,000	257,667
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051 (b)	200,000	122,874
3.60%, 9/15/2042	222,000	175,251
3.80%, 6/15/2047	252,000	194,625
4.05%, 9/15/2049	257,000	202,709
4.10%, 6/15/2048 (b)	216,000	173,629
4.30%, 3/15/2044	183,000	155,074
Series 39, 4.50%, 6/1/2052	240,000	201,674
5.15%, 9/15/2035	233,000	236,113
Security Description	Principal Amount	Value
5.25%, 4/1/2053	$335,000	$317,680
5.75%, 5/15/2054	372,000	378,663
5.85%, 5/15/2055	872,000	898,160
Series 17, 6.25%, 9/1/2037	209,000	227,056
6.50%, 8/1/2038	173,000	191,864
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	135,000	102,145
5.15%, 1/15/2053	192,000	182,100
Public Service Co. of Oklahoma 5.45%, 1/15/2036 (b)	368,000	375,960
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	184,000	140,455
Series MTN, 3.65%, 9/1/2042	52,000	41,941
Series MTN, 3.80%, 3/1/2046	127,000	101,888
Series MTN, 3.85%, 5/1/2049	245,000	192,783
Series MTN, 3.95%, 5/1/2042	220,000	184,965
Series MTN, 4.05%, 5/1/2048	107,000	87,753
Series MTN, 4.15%, 11/1/2045	53,000	43,973
Series MTN, 5.13%, 3/15/2053	229,000	218,555
5.30%, 8/1/2054	299,000	292,105
5.45%, 8/1/2053	316,000	315,235
Series MTN, 5.45%, 3/1/2054	454,000	453,065
Series MTN, 5.50%, 3/1/2040	125,000	128,673
Series Q, 5.50%, 3/1/2055	290,000	291,554
Series MTN, 5.80%, 5/1/2037	56,000	59,891
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	72,000	45,644
3.25%, 9/15/2049	221,000	153,058
4.22%, 6/15/2048	310,000	254,535
4.30%, 5/20/2045	259,000	214,701
5.45%, 6/1/2053	198,000	193,505
5.60%, 9/15/2055	165,000	164,074
5.64%, 4/15/2041	118,000	119,270
5.69%, 6/15/2054	212,000	214,705
5.76%, 10/1/2039	185,000	193,242
5.80%, 3/15/2040	176,000	182,771
6.27%, 3/15/2037	119,000	130,376
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	295,000	217,498
Series RRR, 3.75%, 6/1/2047	263,000	201,829
4.10%, 6/15/2049	278,000	223,089
4.15%, 5/15/2048	336,000	272,315
4.50%, 8/15/2040 (b)	176,000	161,698
5.35%, 4/1/2053	349,000	335,536
5.55%, 4/15/2054	367,000	362,530
6.00%, 6/1/2039	167,000	180,903
Sempra:
3.80%, 2/1/2038	70,000	59,908
4.00%, 2/1/2048	412,000	318,118
6.00%, 10/15/2039	298,000	310,269

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sierra Pacific Power Co. 5.90%, 3/15/2054	$239,000	$243,529
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	372	358
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	247,000	151,270
3.45%, 2/1/2052	348,000	232,266
Series C, 3.60%, 2/1/2045	253,000	184,305
3.65%, 2/1/2050	453,000	317,018
Series H, 3.65%, 6/1/2051	181,000	125,026
Series 2013-A, 3.90%, 3/15/2043	255,000	199,364
4.00%, 4/1/2047	706,000	532,952
4.05%, 3/15/2042	240,000	193,090
Series C, 4.13%, 3/1/2048	490,000	375,252
4.50%, 9/1/2040	251,000	221,949
4.65%, 10/1/2043	384,000	327,898
Series B, 4.88%, 3/1/2049	296,000	251,624
Series 2005-E, 5.35%, 7/15/2035	62,000	62,048
Series E, 5.45%, 6/1/2052	211,000	191,624
5.50%, 3/15/2040	234,000	229,552
Series 2006-E, 5.55%, 1/15/2037	176,000	175,518
Series 2006-A, 5.63%, 2/1/2036 (b)	165,000	166,630
5.70%, 3/1/2053	253,000	237,898
5.75%, 4/15/2054	234,000	220,428
5.88%, 12/1/2053 (b)	297,000	287,042
5.90%, 3/1/2055	245,000	237,821
Series 2008-A, 5.95%, 2/1/2038	276,000	281,539
6.05%, 3/15/2039	212,000	218,447
6.20%, 9/15/2055	250,000	252,892
Southern Co.:
4.25%, 7/1/2036	200,000	186,012
4.40%, 7/1/2046	522,000	444,530
Southern Power Co.:
Series B, 4.90%, 10/1/2035	250,000	246,575
Series F, 4.95%, 12/15/2046	241,000	216,753
5.15%, 9/15/2041	303,000	291,047
5.25%, 7/15/2043	199,000	191,030
Southwestern Electric Power Co.:
Series L, 3.85%, 2/1/2048	207,000	155,724
Series J, 3.90%, 4/1/2045	189,000	147,051
6.20%, 3/15/2040	211,000	223,236
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	232,000	155,721
3.40%, 8/15/2046 (b)	202,000	143,971
3.70%, 8/15/2047	261,000	196,956
3.75%, 6/15/2049	199,000	149,079
Series 6, 4.40%, 11/15/2048	192,000	160,076
4.50%, 8/15/2041	250,000	225,162
Security Description	Principal Amount	Value
6.00%, 6/1/2054	$306,000	$318,280
Tampa Electric Co.:
3.45%, 3/15/2051	100,000	71,817
3.63%, 6/15/2050	202,000	148,664
4.10%, 6/15/2042	152,000	129,458
4.30%, 6/15/2048	142,000	119,225
4.35%, 5/15/2044	151,000	129,917
4.45%, 6/15/2049	205,000	173,303
5.00%, 7/15/2052	196,000	178,493
Toledo Edison Co. 6.15%, 5/15/2037	154,000	167,641
Tucson Electric Power Co.:
4.00%, 6/15/2050	201,000	154,786
4.85%, 12/1/2048	197,000	175,488
5.50%, 4/15/2053	211,000	204,773
5.90%, 4/15/2055	170,000	173,716
Union Electric Co.:
3.25%, 10/1/2049	181,000	125,574
3.65%, 4/15/2045	256,000	200,215
3.90%, 9/15/2042	233,000	193,143
4.00%, 4/1/2048	243,000	194,733
5.13%, 3/15/2055 (b)	268,000	252,901
5.25%, 1/15/2054	230,000	219,944
5.30%, 8/1/2037	69,000	70,177
5.45%, 3/15/2053	298,000	292,129
8.45%, 3/15/2039	195,000	253,594
Virginia Electric & Power Co.:
2.45%, 12/15/2050	120,000	69,823
2.95%, 11/15/2051	20,000	12,815
3.30%, 12/1/2049	180,000	124,763
Series B, 3.80%, 9/15/2047	284,000	219,941
4.00%, 1/15/2043	212,000	176,823
Series C, 4.00%, 11/15/2046	276,000	222,197
Series B, 4.20%, 5/15/2045	151,000	126,102
4.45%, 2/15/2044	322,000	281,898
4.60%, 12/1/2048	251,000	218,950
Series C, 4.63%, 5/15/2052	318,000	274,755
Series D, 4.65%, 8/15/2043	265,000	241,010
5.35%, 1/15/2054	194,000	186,453
5.45%, 4/1/2053	338,000	329,797
5.55%, 8/15/2054	304,000	301,069
Series D, 5.60%, 9/15/2055	350,000	348,943
5.65%, 3/15/2055	252,000	253,257
5.70%, 8/15/2053	288,000	290,704
Series A, 6.00%, 5/15/2037 (b)	199,000	213,678
Series B, 6.00%, 1/15/2036	135,000	145,063
6.35%, 11/30/2037	226,000	249,292
8.88%, 11/15/2038	260,000	349,820
Wisconsin Electric Power Co.:
4.30%, 10/15/2048 (b)	178,000	151,626
5.05%, 10/1/2054	156,000	146,186
5.70%, 12/1/2036	184,000	198,346
Wisconsin Power & Light Co. 6.38%, 8/15/2037	167,000	184,714

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	$90,000	$63,522
3.67%, 12/1/2042	215,000	172,043
4.75%, 11/1/2044	237,000	216,263
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	156,943
		126,747,892
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042 (b)	246,000	221,560
Emerson Electric Co.:
2.75%, 10/15/2050	167,000	108,483
2.80%, 12/21/2051	397,000	254,815
5.25%, 11/15/2039	176,000	179,152
6.13%, 4/15/2039	62,000	68,746
		832,756
ELECTRONICS — 0.3%
Amphenol Corp. 5.38%, 11/15/2054 (b)	326,000	325,964
Fortive Corp. 4.30%, 6/15/2046	260,000	218,933
Honeywell International, Inc.:
2.80%, 6/1/2050	319,000	207,363
3.81%, 11/21/2047	182,000	143,074
5.25%, 3/1/2054	707,000	680,127
5.35%, 3/1/2064	166,000	159,546
5.38%, 3/1/2041	139,000	143,467
5.70%, 3/15/2036	150,000	159,757
5.70%, 3/15/2037	164,000	174,093
Tyco Electronics Group SA 7.13%, 10/1/2037	164,000	193,999
		2,406,323
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	182,000	144,856
Republic Services, Inc.:
3.05%, 3/1/2050	35,000	24,295
5.70%, 5/15/2041	295,000	309,078
6.20%, 3/1/2040	214,000	236,399
Waste Connections, Inc.:
2.95%, 1/15/2052	360,000	235,652
3.05%, 4/1/2050	280,000	189,470
5.25%, 9/1/2035	159,000	163,869
Waste Management, Inc.:
2.50%, 11/15/2050 (b)	230,000	139,700
2.95%, 6/1/2041	125,000	94,766
4.10%, 3/1/2045	267,000	227,308
4.15%, 7/15/2049	326,000	272,875
5.35%, 10/15/2054	488,000	480,758
		2,519,026
FOOD — 1.7%
Campbell's Co.:
3.13%, 4/24/2050	213,000	140,380
Security Description	Principal Amount	Value
4.80%, 3/15/2048	$335,000	$295,775
5.25%, 10/13/2054	110,000	102,188
Conagra Brands, Inc.:
5.30%, 11/1/2038	481,000	461,861
5.40%, 11/1/2048	361,000	329,979
Flowers Foods, Inc. 6.20%, 3/15/2055 (b)	73,000	72,391
General Mills, Inc.:
3.00%, 2/1/2051 (b)	17,000	11,101
4.15%, 2/15/2043	231,000	193,476
4.70%, 4/17/2048 (b)	176,000	155,281
5.40%, 6/15/2040	42,000	41,869
Hershey Co.:
2.65%, 6/1/2050	109,000	67,945
3.13%, 11/15/2049	310,000	213,289
Hormel Foods Corp. 3.05%, 6/3/2051	245,000	163,952
Ingredion, Inc. 3.90%, 6/1/2050 (b)	120,000	89,537
J.M. Smucker Co.:
4.38%, 3/15/2045	228,000	192,090
6.50%, 11/15/2043 (b)	308,000	335,889
6.50%, 11/15/2053 (b)	374,000	412,978
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	338,000	266,047
6.50%, 12/1/2052	664,000	699,876
7.25%, 11/15/2053	275,000	314,804
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (c)	428,000	435,580
6.25%, 3/1/2056 (c)	622,000	637,631
6.38%, 4/15/2066 (c)	568,000	584,324
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	440,000	459,426
Kellanova:
4.50%, 4/1/2046	198,000	173,902
5.75%, 5/16/2054	222,000	224,433
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	190,000	197,611
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,103,000	917,652
4.63%, 10/1/2039	66,000	60,148
4.88%, 10/1/2049	684,000	598,192
5.00%, 7/15/2035	94,000	93,389
5.00%, 6/4/2042	588,000	542,983
5.20%, 7/15/2045	740,000	684,160
5.50%, 6/1/2050	215,000	203,295
6.50%, 2/9/2040	310,000	334,673
6.88%, 1/26/2039	297,000	331,262
Kroger Co.:
3.95%, 1/15/2050	20,000	15,537

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 2/1/2047	$379,000	$322,813
4.65%, 1/15/2048	112,000	97,190
5.00%, 4/15/2042	117,000	110,928
5.15%, 8/1/2043	146,000	138,465
5.40%, 7/15/2040	189,000	188,915
5.40%, 1/15/2049	131,000	126,182
5.50%, 9/15/2054	999,000	973,036
5.65%, 9/15/2064	448,000	437,633
6.90%, 4/15/2038	113,000	129,613
McCormick & Co., Inc. 4.20%, 8/15/2047	185,000	151,160
Sysco Corp.:
3.15%, 12/14/2051	40,000	26,722
3.30%, 2/15/2050 (b)	123,000	86,008
4.45%, 3/15/2048	186,000	158,346
4.50%, 4/1/2046	176,000	151,978
4.85%, 10/1/2045	215,000	195,639
5.38%, 9/21/2035	138,000	141,908
6.60%, 4/1/2040	63,000	70,330
6.60%, 4/1/2050 (b)	592,000	657,830
Tyson Foods, Inc.:
4.55%, 6/2/2047	130,000	111,352
5.10%, 9/28/2048 (b)	613,000	566,829
5.15%, 8/15/2044	75,000	70,424
		15,968,207
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	163,000	150,089
Georgia-Pacific LLC:
7.75%, 11/15/2029 (b)	85,000	96,440
8.88%, 5/15/2031	26,000	31,700
International Paper Co.:
4.35%, 8/15/2048	1,605,000	1,313,949
4.80%, 6/15/2044	263,000	234,459
5.15%, 5/15/2046	169,000	156,966
6.00%, 11/15/2041	227,000	236,391
7.30%, 11/15/2039	209,000	242,881
Suzano Netherlands BV 5.50%, 1/15/2036	585,000	585,749
		3,048,624
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049 (b)	181,000	130,347
4.13%, 10/15/2044	197,000	168,283
4.13%, 3/15/2049	141,000	115,444
4.15%, 1/15/2043	138,000	118,560
4.30%, 10/1/2048	214,000	181,986
5.00%, 12/15/2054 (b)	176,000	164,092
5.20%, 8/15/2035	80,000	81,915
5.45%, 1/15/2056 (a)	255,000	252,192
5.50%, 6/15/2041	151,000	155,834
5.75%, 10/15/2052	236,000	242,650
6.20%, 11/15/2053	301,000	330,468
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	$180,000	$185,735
NiSource, Inc.:
3.95%, 3/30/2048	255,000	202,750
4.38%, 5/15/2047	306,000	258,304
4.80%, 2/15/2044	280,000	254,716
5.25%, 2/15/2043	156,000	151,409
5.65%, 2/1/2045	167,000	166,178
5.85%, 4/1/2055	753,000	764,943
5.95%, 6/15/2041	178,000	185,330
ONE Gas, Inc.:
4.50%, 11/1/2048	89,000	76,723
4.66%, 2/1/2044	297,000	267,018
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	20,000	13,893
3.64%, 11/1/2046	91,000	68,014
4.65%, 8/1/2043	130,000	117,439
5.05%, 5/15/2052	25,000	22,697
Southern California Gas Co.:
3.75%, 9/15/2042	95,000	76,140
Series WW, 3.95%, 2/15/2050	60,000	46,514
Series UU, 4.13%, 6/1/2048	171,000	138,216
Series VV, 4.30%, 1/15/2049	123,000	101,886
5.60%, 4/1/2054	228,000	227,982
5.75%, 6/1/2053	322,000	325,236
6.00%, 6/15/2055	329,000	344,565
6.35%, 11/15/2052 (b)	248,000	271,143
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	139,000	110,020
4.40%, 6/1/2043	137,000	117,664
4.40%, 5/30/2047	151,000	126,724
5.88%, 3/15/2041	258,000	267,734
Southwest Gas Corp.:
3.80%, 9/29/2046	153,000	116,991
4.15%, 6/1/2049	153,000	123,515
Spire Missouri, Inc. 3.30%, 6/1/2051	112,000	77,297
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	123,000	90,286
Series K, 3.80%, 9/15/2046	147,000	113,036
		7,351,869
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	111,000	76,652
4.10%, 3/1/2048	300,000	249,849
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	289,000	171,389
4.85%, 11/15/2048	218,000	190,216
5.20%, 9/1/2040	182,000	177,874
		865,980

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	$623,000	$628,800
4.75%, 4/15/2043 (b)	234,000	224,144
4.90%, 11/30/2046	1,204,000	1,155,503
5.30%, 5/27/2040 (b)	227,000	235,587
6.00%, 4/1/2039 (b)	134,000	148,505
6.15%, 11/30/2037	102,000	114,475
Baxter International, Inc.:
3.13%, 12/1/2051	339,000	216,187
3.50%, 8/15/2046	146,000	104,396
Boston Scientific Corp.:
4.55%, 3/1/2039	138,000	131,744
4.70%, 3/1/2049 (b)	205,000	187,526
7.38%, 1/15/2040	251,000	305,387
Danaher Corp.:
2.60%, 10/1/2050	20,000	12,458
4.38%, 9/15/2045	343,000	301,651
DH Europe Finance II SARL:
3.25%, 11/15/2039	251,000	205,356
3.40%, 11/15/2049 (b)	613,000	450,218
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	367,000	404,669
Koninklijke Philips NV:
5.00%, 3/15/2042	278,000	260,280
6.88%, 3/11/2038	191,000	215,643
Medtronic, Inc.:
4.00%, 4/1/2043	70,000	60,189
4.38%, 3/15/2035 (b)	76,000	74,571
4.63%, 3/15/2045	677,000	621,994
Solventum Corp. 5.90%, 4/30/2054 (b)	615,000	632,214
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	296,000	217,741
Stryker Corp.:
4.10%, 4/1/2043	201,000	171,019
4.38%, 5/15/2044	214,000	187,669
4.63%, 3/15/2046 (b)	213,000	192,707
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041 (b)	345,000	254,817
4.10%, 8/15/2047	244,000	206,182
4.89%, 10/7/2037 (a)	500,000	500,003
5.30%, 2/1/2044	230,000	230,350
5.40%, 8/10/2043	228,000	230,440
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	104,000	91,194
5.75%, 11/30/2039	115,000	118,748
		9,092,367
HEALTH CARE SERVICES — 5.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	200,000	126,758
Adventist Health System 3.63%, 3/1/2049	100,000	68,913
Security Description	Principal Amount	Value
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	$110,000	$73,876
4.27%, 8/15/2048	310,000	261,507
Aetna, Inc.:
3.88%, 8/15/2047	215,000	161,448
4.50%, 5/15/2042 (b)	232,000	200,436
4.75%, 3/15/2044	225,000	194,866
6.63%, 6/15/2036	209,000	229,563
6.75%, 12/15/2037	174,000	192,216
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	126,000	79,573
5.02%, 7/1/2045	129,000	123,594
Allina Health System:
Series 2021, 2.90%, 11/15/2051	85,000	54,253
Series 2019, 3.89%, 4/15/2049	156,000	122,727
Ascension Health:
Series B, 3.11%, 11/15/2039	135,000	106,843
3.95%, 11/15/2046	591,000	483,970
4.85%, 11/15/2053	160,000	145,754
Banner Health:
2.91%, 1/1/2042	63,000	46,971
2.91%, 1/1/2051	141,000	90,929
Series 2020, 3.18%, 1/1/2050	141,000	97,465
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	148,000	87,801
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	214,000	155,067
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	100,000	77,911
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	350,000	224,896
3.97%, 11/15/2046	54,000	43,946
4.19%, 11/15/2045	158,000	133,913
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (b)	160,000	104,648
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	120,000	83,671
Children's Health System of Texas 2.51%, 8/15/2050	147,000	87,758
Children's Hospital Series 2020, 2.93%, 7/15/2050 (b)	106,000	68,791
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	212,000	130,995
Series 2017, 4.12%, 1/1/2047	216,000	181,282

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	$186,000	$163,461
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	238,000	150,214
Cigna Group:
3.20%, 3/15/2040	312,000	243,859
3.40%, 3/15/2050	64,000	44,948
3.40%, 3/15/2051	103,000	71,669
3.88%, 10/15/2047	378,000	293,181
4.80%, 8/15/2038	566,000	540,321
4.80%, 7/15/2046	322,000	288,000
4.90%, 12/15/2048	1,349,000	1,211,388
5.25%, 1/15/2036	750,000	759,517
5.60%, 2/15/2054	649,000	636,500
6.00%, 1/15/2056	330,000	342,596
6.13%, 11/15/2041	386,000	408,438
City of Hope:
Series 2018, 4.38%, 8/15/2048	158,000	130,280
Series 2013, 5.62%, 11/15/2043	159,000	157,660
Cleveland Clinic Foundation 4.86%, 1/1/2114	142,000	122,837
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	257,000	192,663
3.91%, 10/1/2050	357,000	268,721
4.19%, 10/1/2049	459,000	363,739
4.35%, 11/1/2042	350,000	302,270
5.55%, 12/1/2054	70,000	67,470
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	289,000	187,110
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	74,000	54,708
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	146,000	115,642
Dignity Health:
4.50%, 11/1/2042 (b)	101,000	88,597
5.27%, 11/1/2064	20,000	18,069
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	191,000	154,366
Elevance Health, Inc.:
3.60%, 3/15/2051	230,000	164,781
3.70%, 9/15/2049	205,000	150,398
4.38%, 12/1/2047	493,000	411,556
4.55%, 3/1/2048	295,000	251,600
4.55%, 5/15/2052	133,000	111,137
4.63%, 5/15/2042	299,000	269,578
4.65%, 1/15/2043	369,000	330,742
4.65%, 8/15/2044	282,000	250,317
5.00%, 1/15/2036	465,000	461,717
5.10%, 1/15/2044	90,000	85,063
5.13%, 2/15/2053	421,000	384,428
Security Description	Principal Amount	Value
5.65%, 6/15/2054	$309,000	$303,574
5.70%, 2/15/2055	835,000	826,692
5.70%, 9/15/2055 (b)	750,000	743,370
5.85%, 1/15/2036	95,000	100,777
5.85%, 11/1/2064	307,000	305,035
6.10%, 10/15/2052	322,000	335,675
6.38%, 6/15/2037	100,000	109,464
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052 (b)	74,000	67,782
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	204,000	145,674
Series 2020, 2.88%, 9/1/2050	162,000	104,714
4.21%, 7/1/2048	187,000	155,909
Hartford HealthCare Corp. 3.45%, 7/1/2054	87,000	63,566
HCA, Inc.:
3.50%, 7/15/2051	430,000	294,309
4.38%, 3/15/2042	227,000	194,503
4.63%, 3/15/2052	873,000	720,469
5.13%, 6/15/2039 (b)	251,000	241,515
5.25%, 6/15/2049	784,000	715,580
5.50%, 6/15/2047	570,000	544,225
5.90%, 6/1/2053	363,000	358,455
5.95%, 9/15/2054 (b)	613,000	611,057
6.00%, 4/1/2054	629,000	630,277
6.10%, 4/1/2064 (b)	325,000	326,245
6.20%, 3/1/2055	623,000	643,229
Humana, Inc.:
3.95%, 8/15/2049	196,000	145,295
4.63%, 12/1/2042	147,000	127,311
4.80%, 3/15/2047	161,000	137,315
4.95%, 10/1/2044	246,000	219,016
5.50%, 3/15/2053	298,000	275,307
5.75%, 4/15/2054	386,000	368,383
6.00%, 5/1/2055	305,000	301,926
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	326,000	264,243
Inova Health System Foundation 4.07%, 5/15/2052	183,000	147,520
Iowa Health System Series 2020, 3.67%, 2/15/2050	137,000	103,154
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	248,000	200,451
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	477,000	352,403
Series 2021, 3.00%, 6/1/2051	587,000	389,310
Series 2019, 3.27%, 11/1/2049	439,000	311,111
4.15%, 5/1/2047	467,000	391,491
4.88%, 4/1/2042	245,000	232,797

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings 4.70%, 2/1/2045 (b)	$280,000	$250,995
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	84,000	58,935
Series 2020, 3.34%, 7/1/2060	238,000	159,724
Series 2017, 3.77%, 7/1/2048	113,000	88,369
Series 2015, 4.12%, 7/1/2055 (b)	148,000	121,609
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	140,000	90,733
Series 2012-B, 3.77%, 11/15/2043	56,000	46,264
Series 2013, 4.00%, 11/15/2047	235,000	187,408
Series 2016, 4.13%, 11/15/2052	51,000	41,011
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	168,000	142,516
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	244,000	179,589
Memorial Health Services 3.45%, 11/1/2049	257,000	184,876
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	120,000	79,842
4.13%, 7/1/2052 (b)	233,000	190,433
Series 2015, 4.20%, 7/1/2055	201,000	164,145
5.00%, 7/1/2042	203,000	196,250
Methodist Hospital Series 20A, 2.71%, 12/1/2050	81,000	50,674
Montefiore Obligated Group:
4.29%, 9/1/2050	100,000	67,517
Series 18-C, 5.25%, 11/1/2048	223,000	182,561
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	126,000	95,726
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	90,000	63,744
MyMichigan Health Series 2020, 3.41%, 6/1/2050	273,000	193,915
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	146,000	127,461
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	89,064
2.61%, 8/1/2060 (b)	54,000	30,231
Series 2019, 3.95%, 8/1/2119 (b)	235,000	165,997
4.02%, 8/1/2045	225,000	188,197
4.06%, 8/1/2056	217,000	172,437
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	30,000	22,264
Security Description	Principal Amount	Value
3.98%, 11/1/2046 (b)	$360,000	$285,318
4.26%, 11/1/2047	322,000	264,027
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	50,000	31,107
Novant Health, Inc.:
2.64%, 11/1/2036	110,000	88,031
3.17%, 11/1/2051	226,000	153,382
3.32%, 11/1/2061 (b)	170,000	111,442
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	216,000	133,160
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (b)	168,000	116,839
4.37%, 7/1/2047	200,000	174,422
4.78%, 7/1/2044	236,000	216,790
Series 13-A, 5.75%, 7/1/2043	215,000	221,837
OhioHealth Corp.:
2.83%, 11/15/2041	110,000	81,347
Series 2020, 3.04%, 11/15/2050	51,000	35,172
Orlando Health Obligated Group:
3.33%, 10/1/2050	111,000	79,477
4.09%, 10/1/2048	197,000	161,010
5.48%, 10/1/2035 (b)	235,000	245,641
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	179,000	115,802
Series 2018, 4.79%, 11/15/2048	168,000	144,082
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	222,000	158,175
2.86%, 1/1/2052	160,000	102,078
Presbyterian Healthcare Services 4.88%, 8/1/2052 (b)	153,000	137,960
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (b)	231,000	137,819
Series I, 3.74%, 10/1/2047	309,000	235,282
Series A, 3.93%, 10/1/2048	212,000	162,998
Queen's Health Systems 4.81%, 7/1/2052	89,000	80,197
Quest Diagnostics, Inc. 4.70%, 3/30/2045	130,000	118,543
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (b)	193,000	130,570
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	293,000	184,318

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sentara Health Series 2021, 2.93%, 11/1/2051	$150,000	$96,517
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	160,000	100,107
Stanford Health Care:
3.03%, 8/15/2051	144,000	96,072
Series 2018, 3.80%, 11/15/2048	183,000	144,026
Summa Health AGM, 3.51%, 11/15/2051	38,000	30,754
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	131,611
Series 20A, 3.36%, 8/15/2050	131,000	93,134
Series 2025, 5.54%, 8/15/2035	160,000	168,200
5.55%, 8/15/2053 (b)	130,000	130,827
Texas Health Resources:
2.33%, 11/15/2050	81,000	46,504
4.33%, 11/15/2055	106,000	89,174
Toledo Hospital AGM, 5.75%, 11/15/2038	86,000	86,758
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	179,000	130,738
Series 2019, 3.43%, 12/1/2048	140,000	105,182
4.13%, 12/1/2045	153,000	129,311
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	143,000	134,114
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	266,000	198,165
2.90%, 5/15/2050	290,000	186,943
3.05%, 5/15/2041	549,000	417,536
3.13%, 5/15/2060	245,000	151,844
3.25%, 5/15/2051	760,000	517,948
3.50%, 8/15/2039	267,000	222,510
3.70%, 8/15/2049	420,000	314,194
3.75%, 10/15/2047	254,000	194,871
3.88%, 8/15/2059	427,653	312,888
3.95%, 10/15/2042	101,000	84,631
4.20%, 1/15/2047	258,000	214,026
4.25%, 3/15/2043	286,000	248,511
4.25%, 4/15/2047	141,000	117,239
4.25%, 6/15/2048	509,000	421,086
4.38%, 3/15/2042	223,000	198,046
4.45%, 12/15/2048	499,000	423,886
4.63%, 7/15/2035 (b)	151,000	148,974
4.63%, 11/15/2041	284,000	262,311
4.75%, 7/15/2045	941,000	856,423
4.75%, 5/15/2052	723,000	636,254
4.95%, 5/15/2062	315,000	276,557
5.05%, 4/15/2053	933,000	855,039
5.20%, 4/15/2063	645,000	590,530
5.38%, 4/15/2054	831,000	796,804
Security Description	Principal Amount	Value
5.50%, 7/15/2044	$748,000	$749,257
5.50%, 4/15/2064 (b)	374,000	358,711
5.63%, 7/15/2054	1,125,000	1,118,880
5.70%, 10/15/2040	80,000	82,882
5.75%, 7/15/2064	949,000	945,773
5.80%, 3/15/2036	281,000	300,990
5.88%, 2/15/2053	800,000	823,528
5.95%, 2/15/2041	179,000	189,679
5.95%, 6/15/2055	413,000	429,941
6.05%, 2/15/2063	568,000	593,554
6.50%, 6/15/2037	193,000	216,036
6.63%, 11/15/2037	200,000	226,678
6.88%, 2/15/2038	194,000	224,474
UPMC 5.38%, 5/15/2043	226,000	221,369
WakeMed Series A, 3.29%, 10/1/2052 (b)	149,000	102,466
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (b)	48,000	30,652
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	148,000	93,554
Series 2018, 4.81%, 9/1/2048	283,000	248,001
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050 (b)	114,000	67,561
		52,124,555
HOME BUILDERS — 0.0% *
DR Horton, Inc. 5.50%, 10/15/2035 (b)	191,000	197,925
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	110,235
		308,160
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2051 (b)	214,000	140,283
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	14,000	11,243
Series MTN, 4.00%, 8/15/2045	68,000	57,578
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (b)	301,000	200,051
4.15%, 3/15/2047	256,000	206,956
4.38%, 6/15/2045	174,000	147,246
5.15%, 5/15/2053 (b)	201,000	194,610
6.00%, 5/15/2037	143,000	155,774
Kenvue, Inc. 5.20%, 3/22/2063	315,000	291,844
Procter & Gamble Co.:
3.55%, 3/25/2040 (b)	219,000	190,858
3.60%, 3/25/2050	124,000	96,617

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 3/5/2037	$190,000	$206,925
		1,759,702
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	53,000	42,402
5.00%, 6/15/2052	193,000	179,594
Kimberly-Clark Corp.:
3.20%, 7/30/2046	373,000	272,103
3.90%, 5/4/2047	293,000	236,718
5.30%, 3/1/2041	240,000	243,252
6.63%, 8/1/2037	81,000	94,413
		1,068,482
INSURANCE — 3.6%
Aflac, Inc.:
4.00%, 10/15/2046	107,000	87,244
4.75%, 1/15/2049	341,000	306,368
Alleghany Corp.:
3.25%, 8/15/2051	194,000	134,630
4.90%, 9/15/2044	121,000	113,419
Allstate Corp.:
3.85%, 8/10/2049	86,000	67,325
4.20%, 12/15/2046	254,000	212,514
4.50%, 6/15/2043	139,000	123,262
5.55%, 5/9/2035 (b)	103,000	107,885
5.95%, 4/1/2036	148,000	158,952
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	160,000	169,266
American Financial Group, Inc. 4.50%, 6/15/2047	153,000	128,719
American International Group, Inc.:
4.38%, 6/30/2050	286,000	242,797
4.50%, 7/16/2044	190,000	169,394
4.75%, 4/1/2048	333,000	300,925
Aon Corp. 6.25%, 9/30/2040	114,000	124,734
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	40,000	25,235
3.90%, 2/28/2052	254,000	192,684
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	44,185
4.60%, 6/14/2044	219,000	193,473
4.75%, 5/15/2045	162,000	146,058
Aon North America, Inc. 5.75%, 3/1/2054 (b)	745,000	750,699
Arch Capital Finance LLC 5.03%, 12/15/2046	217,000	202,109
Arch Capital Group Ltd. 3.64%, 6/30/2050	237,000	176,932
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	265,000	252,866
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	223,000	157,699
Security Description	Principal Amount	Value
5.55%, 2/15/2055	$556,000	$543,946
5.75%, 3/2/2053	286,000	285,005
5.75%, 7/15/2054	159,000	158,588
6.75%, 2/15/2054	329,000	370,336
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	100,000	71,416
Athene Holding Ltd.:
3.45%, 5/15/2052	60,000	39,487
3.95%, 5/25/2051	108,000	78,638
6.25%, 4/1/2054	454,000	462,631
6.63%, 5/19/2055	490,000	524,854
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	90,000	59,066
3.85%, 3/15/2052	1,149,000	902,356
4.20%, 8/15/2048	829,000	709,176
4.25%, 1/15/2049	647,000	555,902
4.30%, 5/15/2043	236,000	212,872
4.40%, 5/15/2042	213,000	199,059
5.75%, 1/15/2040 (b)	230,422	251,330
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	220,000	208,811
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	97,000	63,947
4.70%, 6/22/2047	455,000	361,848
Brown & Brown, Inc.:
4.95%, 3/17/2052	204,000	180,032
6.25%, 6/23/2055 (b)	336,000	353,563
Chubb Corp.:
6.00%, 5/11/2037 (b)	140,000	153,269
Series 1, 6.50%, 5/15/2038	256,000	291,272
Chubb INA Holdings LLC:
3.05%, 12/15/2061	60,000	37,715
4.15%, 3/13/2043	245,000	214,353
4.35%, 11/3/2045	414,000	365,769
6.70%, 5/15/2036	191,000	219,220
Corebridge Financial, Inc.:
4.35%, 4/5/2042	236,000	205,136
4.40%, 4/5/2052 (b)	402,000	332,289
Equitable Holdings, Inc. 5.00%, 4/20/2048	402,000	368,988
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	238,000	153,634
3.50%, 10/15/2050	335,000	236,527
4.87%, 6/1/2044	287,000	260,952
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055	259,000	266,319
6.35%, 3/22/2054	444,000	469,512
6.50%, 5/20/2055 (c)	194,000	208,666
Fidelity National Financial, Inc. 3.20%, 9/17/2051	182,000	116,755
Hartford Insurance Group, Inc.:
3.60%, 8/19/2049	236,000	177,939
4.30%, 4/15/2043	254,000	221,168

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 3/15/2048	$164,000	$142,408
5.95%, 10/15/2036	130,000	139,911
6.10%, 10/1/2041	203,000	215,590
Jackson Financial, Inc. 4.00%, 11/23/2051	203,000	146,475
Lincoln National Corp.:
6.30%, 10/9/2037	165,000	177,104
7.00%, 6/15/2040	262,000	298,457
Loews Corp. 4.13%, 5/15/2043	104,000	88,374
Manulife Financial Corp. 5.38%, 3/4/2046 (b)	244,000	243,712
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,729
4.15%, 9/17/2050	141,000	111,067
4.30%, 11/1/2047	98,000	80,170
5.00%, 4/5/2046	106,000	96,581
5.00%, 5/20/2049	364,000	326,868
6.00%, 5/16/2054	400,000	409,972
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	204,000	170,944
4.35%, 1/30/2047	144,000	123,241
4.75%, 3/15/2039	166,000	159,964
4.90%, 3/15/2049	639,000	587,037
5.35%, 11/15/2044	169,000	167,469
5.40%, 3/15/2055	616,000	604,505
5.45%, 3/15/2053	214,000	211,755
5.45%, 3/15/2054	154,000	152,271
5.70%, 9/15/2053 (b)	378,000	387,269
6.25%, 11/1/2052	330,000	363,452
MetLife, Inc.:
4.05%, 3/1/2045	286,000	240,575
4.13%, 8/13/2042	210,434	181,047
4.60%, 5/13/2046	240,000	219,749
4.72%, 12/15/2044	166,000	152,272
4.88%, 11/13/2043	334,000	314,484
5.00%, 7/15/2052	441,000	411,665
5.25%, 1/15/2054	360,000	350,230
5.70%, 6/15/2035	76,000	81,385
5.88%, 2/6/2041	279,000	295,871
6.40%, 12/15/2066	427,000	450,156
10.75%, 8/1/2069	93,000	124,833
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	134,301
Old Republic International Corp. 3.85%, 6/11/2051	230,000	166,658
Principal Financial Group, Inc.:
4.30%, 11/15/2046	246,000	210,667
4.35%, 5/15/2043	120,000	105,640
4.63%, 9/15/2042	166,000	151,789
5.50%, 3/15/2053	126,000	125,400
6.05%, 10/15/2036	167,000	180,948
Progressive Corp.:
3.70%, 1/26/2045	102,000	81,586
3.70%, 3/15/2052	200,000	154,192
Security Description	Principal Amount	Value
3.95%, 3/26/2050	$182,000	$146,843
4.13%, 4/15/2047	254,000	213,865
4.20%, 3/15/2048	203,000	172,609
4.35%, 4/25/2044	161,000	141,342
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	117,674
Series MTN, 3.70%, 3/13/2051	471,700	357,082
3.91%, 12/7/2047	319,000	255,634
3.94%, 12/7/2049	578,000	456,262
Series MTN, 4.35%, 2/25/2050	406,000	344,503
Series MTN, 4.42%, 3/27/2048	313,000	268,257
Series MTN, 4.60%, 5/15/2044	284,000	256,455
Series MTN, 5.70%, 12/14/2036	253,000	269,157
Series MTN, 6.63%, 12/1/2037	27,000	30,759
Series MTN, 6.63%, 6/21/2040	114,000	130,525
Selective Insurance Group, Inc. 5.38%, 3/1/2049	71,000	65,396
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	201,000	253,332
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	3,075
3.05%, 6/8/2051	160,000	108,240
3.75%, 5/15/2046	167,000	133,413
4.00%, 5/30/2047	240,000	197,810
4.05%, 3/7/2048	212,000	175,150
4.10%, 3/4/2049	174,000	143,540
4.30%, 8/25/2045	276,000	239,046
4.60%, 8/1/2043	309,000	281,650
5.35%, 11/1/2040	165,000	168,105
5.45%, 5/25/2053	353,000	353,710
5.70%, 7/24/2055	450,000	466,308
Series MTN, 6.25%, 6/15/2037	199,000	221,567
6.75%, 6/20/2036	61,000	70,246
Unum Group:
4.13%, 6/15/2051	125,000	95,420
4.50%, 12/15/2049	138,000	112,967
5.75%, 8/15/2042	300,000	300,531
6.00%, 6/15/2054 (b)	75,000	75,861
W.R. Berkley Corp.:
3.55%, 3/30/2052	154,000	109,777
4.00%, 5/12/2050	191,000	149,517
4.75%, 8/1/2044	145,000	135,094
Willis North America, Inc.:
3.88%, 9/15/2049	211,000	160,073
5.05%, 9/15/2048	236,000	215,072
5.90%, 3/5/2054	219,000	222,786

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
XL Group Ltd. 5.25%, 12/15/2043	$73,000	$70,953
		32,723,099
INTERNET — 2.1%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	291,000	216,760
3.15%, 2/9/2051	522,000	364,883
3.25%, 2/9/2061	332,000	222,676
4.00%, 12/6/2037	362,000	333,514
4.20%, 12/6/2047	590,000	503,848
4.40%, 12/6/2057	140,000	120,095
5.25%, 5/26/2035 (c)	170,000	177,968
5.63%, 11/26/2054 (c)	162,000	168,825
Alphabet, Inc.:
1.90%, 8/15/2040	274,000	187,032
2.25%, 8/15/2060 (b)	958,000	517,100
5.25%, 5/15/2055	796,000	798,181
5.30%, 5/15/2065	866,000	860,640
Amazon.com, Inc.:
2.50%, 6/3/2050	1,106,000	682,137
2.70%, 6/3/2060	790,000	466,700
2.88%, 5/12/2041	661,000	507,397
3.10%, 5/12/2051	1,482,000	1,028,923
3.25%, 5/12/2061	978,000	655,260
3.88%, 8/22/2037	950,000	874,988
3.95%, 4/13/2052	978,000	793,970
4.05%, 8/22/2047	1,558,000	1,317,710
4.10%, 4/13/2062	407,000	327,175
4.25%, 8/22/2057	1,024,000	859,617
4.95%, 12/5/2044	304,000	300,744
AppLovin Corp. 5.95%, 12/1/2054	244,000	246,447
eBay, Inc.:
3.65%, 5/10/2051	284,000	212,406
4.00%, 7/15/2042	224,000	186,915
JD.com, Inc. 4.13%, 1/14/2050	124,000	102,124
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,039,000	891,441
5.40%, 8/15/2054	1,434,000	1,417,523
5.55%, 8/15/2064	1,175,000	1,166,340
5.60%, 5/15/2053	1,151,000	1,165,790
5.75%, 5/15/2063	843,000	865,120
Netflix, Inc. 5.40%, 8/15/2054 (b)	248,000	250,039
Uber Technologies, Inc. 5.35%, 9/15/2054 (b)	421,000	408,185
		19,198,473
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	133,000	138,978
6.75%, 3/1/2041	268,000	291,635
7.00%, 10/15/2039	330,000	370,626
Security Description	Principal Amount	Value
Nucor Corp.:
2.98%, 12/15/2055	$189,000	$119,612
3.85%, 4/1/2052	187,000	145,278
4.40%, 5/1/2048	216,000	184,881
5.20%, 8/1/2043 (b)	251,000	245,779
6.40%, 12/1/2037	163,000	181,737
Steel Dynamics, Inc.:
3.25%, 10/15/2050	199,000	137,113
5.75%, 5/15/2055	115,000	116,872
Vale Overseas Ltd.:
6.40%, 6/28/2054 (b)	650,000	668,350
6.88%, 11/21/2036	294,000	330,727
6.88%, 11/10/2039 (b)	258,000	289,706
Vale SA 5.63%, 9/11/2042	200,000	203,744
		3,425,038
IT SERVICES — 0.4%
Booz Allen Hamilton, Inc. 5.95%, 4/15/2035 (b)	145,000	151,229
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	157,000	120,475
3.45%, 12/15/2051 (b)	107,000	75,185
5.10%, 2/15/2036 (a)	1,000,000	994,230
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	711,000	680,214
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	457,000	449,085
5.30%, 2/5/2054 (b)	605,000	579,076
International Business Machines Corp. 5.70%, 2/10/2055 (b)	420,000	425,556
		3,475,050
LEISURE TIME — 0.1%
Brunswick Corp. 5.10%, 4/1/2052 (b)	160,000	128,362
Harley-Davidson, Inc. 4.63%, 7/28/2045	120,000	97,574
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036 (a)	295,000	296,882
		522,818
LODGING — 0.1%
Marriott International, Inc.:
5.25%, 10/15/2035	180,000	181,670
5.50%, 4/15/2037	531,000	542,433
		724,103
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
3.25%, 9/19/2049	385,000	278,139
3.25%, 4/9/2050 (b)	425,000	306,485
3.80%, 8/15/2042	637,000	538,163
4.30%, 5/15/2044 (b)	201,000	178,126

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/15/2064	$178,000	$159,435
5.20%, 5/27/2041	313,000	315,973
5.50%, 5/15/2055	262,000	267,628
6.05%, 8/15/2036	155,000	171,890
		2,215,839
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
3.75%, 4/15/2050	292,000	231,197
3.90%, 6/9/2042 (b)	381,000	329,481
5.70%, 1/19/2055	460,000	484,237
Dover Corp.:
5.38%, 10/15/2035	100,000	104,620
5.38%, 3/1/2041	141,000	141,654
Ingersoll Rand, Inc. 5.70%, 6/15/2054 (b)	284,000	289,035
Otis Worldwide Corp.:
3.11%, 2/15/2040	254,000	198,054
3.36%, 2/15/2050	56,000	40,036
Rockwell Automation, Inc.:
2.80%, 8/15/2061	207,000	123,095
4.20%, 3/1/2049	269,000	226,393
Xylem, Inc. 4.38%, 11/1/2046	358,000	303,760
		2,471,562
MEDIA — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	588,300	429,724
3.50%, 3/1/2042	559,000	402,648
3.70%, 4/1/2051	822,000	542,134
3.85%, 4/1/2061	713,000	443,857
3.90%, 6/1/2052	901,000	609,581
3.95%, 6/30/2062	495,000	312,974
4.40%, 12/1/2061	517,000	358,395
4.80%, 3/1/2050	1,072,000	847,587
5.13%, 7/1/2049	563,000	465,545
5.25%, 4/1/2053	558,000	466,086
5.38%, 4/1/2038	167,000	157,246
5.38%, 5/1/2047	854,000	737,523
5.50%, 4/1/2063	318,000	266,207
5.75%, 4/1/2048	962,000	870,379
5.85%, 12/1/2035	250,000	252,450
6.38%, 10/23/2035	718,000	751,832
6.48%, 10/23/2045	1,558,000	1,538,977
6.70%, 12/1/2055	330,000	333,290
6.83%, 10/23/2055	303,000	308,833
Comcast Corp.:
2.45%, 8/15/2052 (b)	538,000	296,416
2.65%, 8/15/2062 (b)	395,000	207,426
2.80%, 1/15/2051	466,000	283,883
2.89%, 11/1/2051	1,894,000	1,165,776
2.94%, 11/1/2056	2,343,000	1,389,282
Security Description	Principal Amount	Value
2.99%, 11/1/2063	$1,642,000	$937,697
3.25%, 11/1/2039	435,000	346,725
3.40%, 7/15/2046	522,000	377,150
3.45%, 2/1/2050	644,000	449,802
3.75%, 4/1/2040	379,000	318,239
3.90%, 3/1/2038	296,000	260,258
3.97%, 11/1/2047	756,000	590,081
4.00%, 8/15/2047	308,000	241,192
4.00%, 3/1/2048	247,000	193,058
4.00%, 11/1/2049	761,000	586,564
4.05%, 11/1/2052	255,000	194,874
4.60%, 10/15/2038	200,000	188,380
4.60%, 8/15/2045	296,000	259,136
4.65%, 7/15/2042	361,000	327,799
4.70%, 10/15/2048	798,000	693,981
4.75%, 3/1/2044	293,000	264,163
4.95%, 10/15/2058	503,000	439,496
5.35%, 5/15/2053	745,000	699,123
5.50%, 5/15/2064	689,000	648,569
5.65%, 6/15/2035	72,000	75,992
5.65%, 6/1/2054 (b)	513,000	502,140
6.05%, 5/15/2055 (b)	452,000	466,744
6.40%, 5/15/2038	53,000	57,587
6.45%, 3/15/2037	169,000	188,658
6.50%, 11/15/2035	202,000	226,054
6.55%, 7/1/2039	139,000	155,687
6.95%, 8/15/2037	163,000	188,325
Discovery Communications LLC 5.20%, 9/20/2047	4,000	2,580
Fox Corp.:
5.48%, 1/25/2039	495,000	496,970
5.58%, 1/25/2049 (b)	520,000	506,256
Grupo Televisa SAB:
5.00%, 5/13/2045	433,000	301,827
5.25%, 5/24/2049	261,000	184,558
6.13%, 1/31/2046 (b)	622,000	500,959
6.63%, 1/15/2040	182,000	167,132
8.50%, 3/11/2032	17,000	18,460
NBCUniversal Media LLC:
4.45%, 1/15/2043	326,000	284,921
5.95%, 4/1/2041	289,000	303,511
6.40%, 4/30/2040	252,000	277,192
Paramount Global:
4.38%, 3/15/2043	559,000	431,285
4.60%, 1/15/2045	130,000	101,287
4.85%, 7/1/2042	363,000	297,228
4.90%, 8/15/2044	196,000	158,544
4.95%, 5/19/2050	303,000	240,473
5.25%, 4/1/2044	90,000	74,489
5.50%, 5/15/2033	113,000	111,809
5.85%, 9/1/2043	525,000	479,792
5.90%, 10/15/2040	831,000	760,822
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	131,447

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$475,000	$381,240
5.50%, 9/1/2041	599,500	548,968
5.88%, 11/15/2040	624,000	596,675
6.55%, 5/1/2037	520,000	540,244
6.75%, 6/15/2039	687,000	716,541
7.30%, 7/1/2038	441,000	481,493
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	346,000	241,141
Series MTN, 3.70%, 12/1/2042	152,000	124,073
Series E, 4.13%, 12/1/2041	320,000	279,130
Series GMTN, 4.13%, 6/1/2044	554,000	472,074
4.38%, 8/16/2041	171,000	154,163
Walt Disney Co.:
2.75%, 9/1/2049 (b)	306,000	197,293
3.50%, 5/13/2040	541,000	453,499
3.60%, 1/13/2051	711,000	537,900
3.80%, 5/13/2060	800,000	598,728
4.63%, 3/23/2040	202,000	194,172
4.70%, 3/23/2050 (b)	20,000	18,242
4.75%, 9/15/2044	236,000	218,645
4.75%, 11/15/2046	299,000	273,860
4.95%, 10/15/2045	269,000	255,149
5.40%, 10/1/2043	395,000	400,743
6.15%, 3/1/2037	129,000	142,370
6.15%, 2/15/2041	203,000	224,010
6.65%, 11/15/2037	565,000	652,682
7.75%, 12/1/2045	524,000	682,683
		38,532,785
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	118,000	99,209
4.38%, 6/15/2045	190,000	166,609
Valmont Industries, Inc.:
5.00%, 10/1/2044	248,000	232,517
5.25%, 10/1/2054	66,000	61,773
		560,108
MINING — 1.0%
Barrick Mining Corp. 6.45%, 10/15/2035	115,000	128,292
Barrick North America Finance LLC:
5.70%, 5/30/2041	397,000	408,362
5.75%, 5/1/2043	214,000	221,340
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	299,000	317,484
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	383,000	336,902
5.00%, 2/15/2036 (b)	625,000	634,150
5.00%, 9/30/2043	871,000	839,801
Security Description	Principal Amount	Value
5.50%, 9/8/2053 (b)	$297,000	$302,013
5.75%, 9/5/2055	330,000	343,131
Freeport-McMoRan, Inc. 5.45%, 3/15/2043 (b)	619,000	595,181
Newmont Corp. 5.45%, 6/9/2044	331,000	332,794
Newmont Corp./Newcrest Finance Pty. Ltd. 4.20%, 5/13/2050	271,000	227,385
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	501,000	314,242
5.20%, 11/2/2040	439,000	439,382
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	288,000	249,898
4.75%, 3/22/2042	358,000	335,034
5.13%, 3/9/2053	411,000	389,049
5.75%, 3/14/2055	815,000	838,896
5.88%, 3/14/2065	317,000	330,339
Southern Copper Corp.:
5.25%, 11/8/2042	455,000	440,035
5.88%, 4/23/2045	524,000	541,952
6.75%, 4/16/2040	304,000	344,770
		8,910,432
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 3.13%, 9/19/2046	195,000	136,954
3.25%, 8/26/2049	457,000	319,900
Series MTN, 3.63%, 10/15/2047	213,000	161,196
3.70%, 4/15/2050	283,000	213,102
Series MTN, 3.88%, 6/15/2044	265,000	215,130
Series MTN, 4.00%, 9/14/2048	479,000	387,410
Series MTN, 5.70%, 3/15/2037	195,000	206,415
Eaton Corp.:
3.92%, 9/15/2047	193,000	156,888
4.15%, 11/2/2042	351,000	310,123
4.70%, 8/23/2052	343,000	313,982
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	382,000	325,793
4.88%, 9/15/2041	262,000	254,103
Parker-Hannifin Corp.:
4.00%, 6/14/2049	205,000	166,809
4.10%, 3/1/2047 (c)	316,000	263,809
Series MTN, 4.45%, 11/21/2044	278,000	246,750
Series MTN, 6.25%, 5/15/2038	177,000	196,320
		3,874,684
OIL & GAS — 4.2%
APA Corp.:
4.75%, 4/15/2043	29,000	22,320

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 9/1/2040	$238,000	$210,287
5.35%, 7/1/2049	160,000	133,808
6.10%, 2/15/2035	115,000	117,627
6.75%, 2/15/2055	355,000	358,010
BP Capital Markets America, Inc.:
2.94%, 6/4/2051	1,112,000	718,964
3.00%, 2/24/2050	704,000	466,794
3.00%, 3/17/2052 (b)	676,000	440,083
3.06%, 6/17/2041	210,000	159,755
3.38%, 2/8/2061	1,101,000	733,883
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,371
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	158,000	140,502
6.25%, 3/15/2038	327,000	349,122
6.50%, 2/15/2037	130,000	141,510
6.75%, 2/1/2039	290,000	318,959
Cenovus Energy, Inc.:
3.75%, 2/15/2052	267,000	189,634
5.25%, 6/15/2037	134,000	131,119
5.40%, 6/15/2047	207,000	191,452
6.75%, 11/15/2039	224,000	247,531
Chevron Corp. 3.08%, 5/11/2050	545,000	378,225
Chevron USA, Inc.:
4.85%, 10/15/2035	305,000	308,572
5.25%, 11/15/2043	226,000	227,693
6.00%, 3/1/2041	122,000	133,022
ConocoPhillips:
4.88%, 10/1/2047	239,000	217,669
5.90%, 5/15/2038	147,000	157,656
ConocoPhillips Co.:
3.76%, 3/15/2042	293,000	240,834
3.80%, 3/15/2052	514,000	386,374
4.03%, 3/15/2062	657,000	490,930
4.30%, 11/15/2044	205,000	177,239
5.30%, 5/15/2053	542,000	516,353
5.50%, 1/15/2055 (b)	646,000	632,053
5.55%, 3/15/2054 (b)	365,000	359,919
5.65%, 1/15/2065	230,000	225,950
5.70%, 9/15/2063	211,000	209,409
5.95%, 3/15/2046	193,000	202,478
6.50%, 2/1/2039	458,000	517,393
Continental Resources, Inc. 4.90%, 6/1/2044	209,000	170,383
Coterra Energy, Inc. 5.90%, 2/15/2055	288,000	278,234
Devon Energy Corp.:
4.75%, 5/15/2042	262,000	228,089
5.00%, 6/15/2045	223,000	193,901
5.60%, 7/15/2041	618,000	595,548
5.75%, 9/15/2054	544,000	504,381
Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
4.25%, 3/15/2052	$130,000	$101,998
4.40%, 3/24/2051	243,000	196,346
5.75%, 4/18/2054	619,000	595,280
5.90%, 4/18/2064	458,000	441,123
6.25%, 3/15/2053	328,000	336,180
EOG Resources, Inc.:
4.95%, 4/15/2050	324,000	294,908
5.35%, 1/15/2036	433,000	444,678
5.65%, 12/1/2054 (b)	388,000	388,780
5.95%, 7/15/2055	268,000	280,349
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	131,171
3.10%, 8/16/2049	542,000	376,679
3.45%, 4/15/2051	1,253,000	917,747
3.57%, 3/6/2045	526,000	419,480
4.11%, 3/1/2046	1,138,000	965,752
4.33%, 3/19/2050	1,373,000	1,177,828
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b)	118,000	115,586
Hess Corp.:
5.60%, 2/15/2041	596,000	618,624
5.80%, 4/1/2047	229,000	238,291
6.00%, 1/15/2040	290,000	315,387
Marathon Petroleum Corp.:
4.50%, 4/1/2048	91,000	73,466
4.75%, 9/15/2044	219,000	189,463
5.00%, 9/15/2054	158,000	134,610
6.50%, 3/1/2041	555,000	597,879
Occidental Petroleum Corp.:
4.20%, 3/15/2048	7,000	5,133
4.40%, 4/15/2046	103,000	80,821
6.05%, 10/1/2054	539,000	525,827
6.20%, 3/15/2040	210,000	213,173
6.45%, 9/15/2036	579,000	614,255
6.60%, 3/15/2046	575,000	600,151
7.95%, 6/15/2039	87,000	102,204
Ovintiv, Inc.:
6.50%, 2/1/2038	115,000	120,974
6.63%, 8/15/2037	150,000	158,742
7.10%, 7/15/2053	269,000	290,520
Phillips 66 Co.:
3.30%, 3/15/2052	223,000	147,969
4.68%, 2/15/2045	175,000	150,166
4.88%, 11/15/2044	284,000	253,944
4.90%, 10/1/2046	176,000	154,611
4.95%, 3/15/2035 (b)	90,000	89,119
5.50%, 3/15/2055	391,000	368,197
5.65%, 6/15/2054	335,000	321,057
5.88%, 5/1/2042	562,000	575,640
Shell Finance U.S., Inc.:
3.25%, 4/6/2050	595,000	421,682
3.75%, 9/12/2046	425,000	337,909
4.00%, 5/10/2046	745,000	613,254
4.13%, 5/11/2035	136,000	130,584

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/11/2045	$1,097,000	$958,877
4.55%, 8/12/2043	515,000	466,436
Shell International Finance BV:
2.88%, 11/26/2041	359,000	266,238
3.00%, 11/26/2051	554,000	369,551
3.13%, 11/7/2049	402,000	277,943
3.25%, 4/6/2050	148,000	103,308
3.63%, 8/21/2042	201,000	162,898
4.00%, 5/10/2046	76,000	62,303
4.38%, 5/11/2045	90,000	78,985
5.50%, 3/25/2040	377,000	390,338
6.38%, 12/15/2038	1,019,000	1,152,897
Suncor Energy, Inc.:
3.75%, 3/4/2051	277,000	198,531
4.00%, 11/15/2047	451,000	343,567
6.50%, 6/15/2038	40,000	43,040
6.80%, 5/15/2038	212,000	233,588
6.85%, 6/1/2039	271,000	301,263
TotalEnergies Capital International SA:
2.99%, 6/29/2041	121,000	91,719
3.13%, 5/29/2050	898,000	613,451
3.39%, 6/29/2060	259,000	173,768
3.46%, 7/12/2049	53,000	38,764
TotalEnergies Capital SA:
5.28%, 9/10/2054 (b)	585,000	562,308
5.43%, 9/10/2064	480,000	462,230
5.49%, 4/5/2054	855,000	847,211
5.64%, 4/5/2064	411,000	411,037
Valero Energy Corp.:
3.65%, 12/1/2051	582,000	409,070
4.00%, 6/1/2052	431,000	320,436
4.90%, 3/15/2045	30,000	27,009
6.63%, 6/15/2037	308,000	341,532
Woodside Finance Ltd. 5.70%, 9/12/2054 (b)	284,000	271,106
		38,035,977
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	372,000	365,233
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	576,000	465,748
Halliburton Co.:
4.50%, 11/15/2041	214,000	189,506
4.75%, 8/1/2043	80,000	71,648
4.85%, 11/15/2035 (b)	643,000	633,310
5.00%, 11/15/2045	705,000	641,592
6.70%, 9/15/2038	225,000	252,214
7.45%, 9/15/2039	304,000	363,861
NOV, Inc. 3.95%, 12/1/2042 (b)	337,000	263,227
		3,246,339
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	$255,000	$202,784
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054	368,000	376,431
Sonoco Products Co. 5.75%, 11/1/2040 (b)	242,000	247,527
		826,742
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	921,000	824,102
4.25%, 11/21/2049	2,467,000	2,082,740
4.30%, 5/14/2036	255,000	245,165
4.40%, 11/6/2042	977,000	880,922
4.45%, 5/14/2046	922,000	814,873
4.50%, 5/14/2035	176,000	172,587
4.55%, 3/15/2035	91,000	89,586
4.63%, 10/1/2042	127,000	117,799
4.70%, 5/14/2045	1,161,000	1,065,357
4.75%, 3/15/2045	246,000	227,368
4.85%, 6/15/2044	346,000	326,205
4.88%, 11/14/2048	804,000	746,184
5.35%, 3/15/2044	170,000	170,411
5.40%, 3/15/2054	1,297,000	1,290,658
5.50%, 3/15/2064	501,000	500,674
5.60%, 3/15/2055 (b)	344,000	351,847
AstraZeneca PLC:
2.13%, 8/6/2050	6,000	3,424
4.00%, 9/18/2042	140,000	121,642
4.38%, 11/16/2045	221,000	197,081
4.38%, 8/17/2048	759,000	669,575
6.45%, 9/15/2037	677,000	771,198
Becton Dickinson & Co.:
3.79%, 5/20/2050	251,000	192,296
4.67%, 6/6/2047	262,000	231,616
4.69%, 12/15/2044	541,000	483,594
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	31,000	21,755
2.55%, 11/13/2050 (b)	574,000	344,871
3.25%, 8/1/2042	210,000	162,088
3.55%, 3/15/2042	461,000	372,419
3.70%, 3/15/2052	780,000	582,317
3.90%, 3/15/2062	485,000	355,262
4.25%, 10/26/2049	1,653,000	1,369,874
4.35%, 11/15/2047	494,000	420,587
4.50%, 3/1/2044	40,000	35,708
4.55%, 2/20/2048	549,000	480,216
4.63%, 5/15/2044	311,000	281,844
5.00%, 8/15/2045 (b)	385,000	366,224
5.50%, 2/22/2044	320,000	323,386
5.55%, 2/22/2054	1,179,000	1,175,050
5.65%, 2/22/2064	739,000	733,081
6.25%, 11/15/2053	587,000	640,810
6.40%, 11/15/2063	542,000	597,745

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
4.37%, 6/15/2047	$213,000	$177,623
4.50%, 11/15/2044	254,000	217,818
4.90%, 9/15/2045	230,000	207,713
5.75%, 11/15/2054 (b)	251,000	251,617
Cencora, Inc.:
4.25%, 3/1/2045	176,000	147,604
4.30%, 12/15/2047	113,000	94,153
CVS Health Corp.:
4.13%, 4/1/2040	332,000	282,017
4.78%, 3/25/2038	656,000	615,072
5.05%, 3/25/2048 (b)	3,347,000	2,979,801
5.13%, 7/20/2045	1,381,000	1,252,967
5.30%, 12/5/2043	271,000	253,558
5.63%, 2/21/2053	677,000	643,035
5.88%, 6/1/2053	510,000	500,937
6.00%, 6/1/2044	385,000	390,117
6.00%, 6/1/2063	343,000	338,020
6.05%, 6/1/2054 (b)	430,000	434,764
6.13%, 9/15/2039	228,000	237,394
6.20%, 9/15/2055	657,000	676,086
6.25%, 9/15/2065	360,000	366,883
Eli Lilly & Co.:
3.70%, 3/1/2045	243,000	196,526
3.95%, 5/15/2047	232,000	191,242
3.95%, 3/15/2049	319,000	259,618
4.15%, 3/15/2059	254,000	204,732
4.88%, 2/27/2053	456,000	425,384
4.90%, 10/15/2035	415,000	420,449
4.95%, 2/27/2063	359,000	330,524
5.00%, 2/9/2054	714,000	675,837
5.05%, 8/14/2054	513,000	489,115
5.10%, 2/9/2064	623,000	588,374
5.20%, 8/14/2064	283,000	271,960
5.50%, 2/12/2055	475,000	485,189
5.55%, 3/15/2037	38,000	40,826
5.55%, 10/15/2055	510,000	524,979
5.60%, 2/12/2065	354,000	362,142
5.65%, 10/15/2065	510,000	526,906
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	392,000	344,568
6.38%, 5/15/2038	865,000	972,372
Johnson & Johnson:
2.10%, 9/1/2040	377,000	265,344
2.25%, 9/1/2050 (b)	397,000	238,768
2.45%, 9/1/2060 (b)	512,000	291,461
3.40%, 1/15/2038	382,000	336,255
3.50%, 1/15/2048	298,000	233,000
3.55%, 3/1/2036	238,000	217,808
3.63%, 3/3/2037	502,000	455,560
3.70%, 3/1/2046	952,000	783,582
3.75%, 3/3/2047	470,000	385,076
4.50%, 9/1/2040	114,000	110,530
4.50%, 12/5/2043 (b)	215,000	203,263
4.85%, 5/15/2041	177,000	176,692
Security Description	Principal Amount	Value
5.25%, 6/1/2054 (b)	$480,000	$489,202
5.85%, 7/15/2038	309,000	341,667
5.95%, 8/15/2037	216,000	241,460
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	192,000	172,963
5.90%, 11/1/2039	150,000	159,402
Merck & Co., Inc.:
2.35%, 6/24/2040	252,000	180,949
2.45%, 6/24/2050	20,000	11,981
2.75%, 12/10/2051	653,000	411,240
2.90%, 12/10/2061	578,000	346,534
3.60%, 9/15/2042	177,000	143,782
3.70%, 2/10/2045	668,000	536,324
3.90%, 3/7/2039 (b)	197,000	175,880
4.00%, 3/7/2049	548,000	445,064
4.15%, 5/18/2043	335,000	291,192
4.90%, 5/17/2044	329,000	312,103
5.00%, 5/17/2053 (b)	685,000	643,222
5.15%, 5/17/2063	394,000	370,494
5.70%, 9/15/2055	1,000,000	1,032,360
6.55%, 9/15/2037	208,000	239,824
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	174,587
Mylan, Inc.:
5.20%, 4/15/2048	171,000	139,984
5.40%, 11/29/2043	77,000	66,729
Novartis Capital Corp.:
2.75%, 8/14/2050	20,000	13,114
3.70%, 9/21/2042	93,000	77,873
4.00%, 11/20/2045	527,000	446,269
4.40%, 5/6/2044	692,000	625,395
4.70%, 9/18/2054 (b)	495,000	452,455
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,323,000	1,282,437
5.30%, 5/19/2053	2,529,000	2,444,430
5.34%, 5/19/2063	1,591,000	1,509,127
Pfizer, Inc.:
2.55%, 5/28/2040	364,000	267,562
2.70%, 5/28/2050	23,000	14,584
3.90%, 3/15/2039	253,000	223,859
4.00%, 12/15/2036 (b)	222,000	207,066
4.00%, 3/15/2049	517,000	418,729
4.10%, 9/15/2038	202,000	183,642
4.13%, 12/15/2046	498,000	415,745
4.20%, 9/15/2048	459,000	385,220
4.30%, 6/15/2043	340,000	298,653
4.40%, 5/15/2044 (b)	327,000	291,668
5.60%, 9/15/2040	171,000	178,025
7.20%, 3/15/2039	978,000	1,174,480
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	378,000	288,406
3.18%, 7/9/2050	670,000	452,551
3.38%, 7/9/2060	221,000	144,364
5.65%, 7/5/2044	215,000	219,698

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 7/5/2054 (b)	$312,000	$311,619
5.80%, 7/5/2064	226,000	226,518
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055	458,000	472,106
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	399,000	331,892
Viatris, Inc.:
3.85%, 6/22/2040	677,000	515,948
4.00%, 6/22/2050	738,000	503,434
Wyeth LLC:
5.95%, 4/1/2037	663,000	718,175
6.00%, 2/15/2036	175,000	190,300
Zoetis, Inc.:
3.95%, 9/12/2047	194,000	156,519
4.45%, 8/20/2048	180,000	155,851
4.70%, 2/1/2043	280,000	258,227
		64,698,286
PIPELINES — 4.4%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	94,981
Cheniere Energy Partners LP 5.55%, 10/30/2035 (c)	253,000	258,796
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	29,000	28,912
DCP Midstream Operating LP 5.60%, 4/1/2044	149,000	144,266
Eastern Energy Gas Holdings LLC:
Series C, 3.90%, 11/15/2049	103,000	69,972
5.65%, 10/15/2054	255,000	251,037
6.20%, 1/15/2055	170,000	178,466
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (b)	114,000	99,780
4.80%, 11/1/2043	98,000	88,111
Enbridge Energy Partners LP:
5.50%, 9/15/2040	181,000	180,059
7.38%, 10/15/2045	251,000	295,409
Series B, 7.50%, 4/15/2038	198,000	233,589
Enbridge, Inc.:
4.00%, 11/15/2049	22,000	16,851
4.50%, 6/10/2044	172,000	147,303
5.50%, 12/1/2046	5,000	4,948
5.95%, 4/5/2054	510,000	523,586
6.70%, 11/15/2053	70,000	78,203
Energy Transfer LP:
4.95%, 1/15/2043	153,000	135,794
5.00%, 5/15/2044	160,000	141,680
5.00%, 5/15/2050	634,000	542,837
5.15%, 2/1/2043	214,000	194,218
5.15%, 3/15/2045	396,000	355,826
5.30%, 4/1/2044	232,000	212,477
5.30%, 4/15/2047	198,000	178,962
5.35%, 5/15/2045	416,000	381,514
Security Description	Principal Amount	Value
5.40%, 10/1/2047	$595,000	$545,436
Series 20Y, 5.80%, 6/15/2038	30,000	30,531
5.95%, 10/1/2043	148,000	146,208
5.95%, 5/15/2054	865,000	839,050
6.00%, 6/15/2048	316,000	311,592
6.05%, 6/1/2041	400,000	408,264
6.05%, 9/1/2054	526,000	517,784
6.10%, 2/15/2042	224,000	228,482
6.13%, 12/15/2045	445,000	448,858
6.20%, 4/1/2055	530,000	533,159
6.25%, 4/15/2049	630,835	636,695
6.50%, 2/1/2042	546,000	579,557
6.63%, 10/15/2036	116,000	126,775
7.50%, 7/1/2038	133,000	154,547
Enterprise Products Operating LLC:
3.20%, 2/15/2052	328,000	222,295
3.30%, 2/15/2053	455,000	309,195
3.70%, 1/31/2051	460,000	342,203
3.95%, 1/31/2060	536,000	399,936
4.20%, 1/31/2050	621,000	506,935
4.25%, 2/15/2048	546,000	454,501
4.45%, 2/15/2043	379,000	335,078
4.80%, 2/1/2049	458,000	409,360
4.85%, 8/15/2042	280,433	260,587
4.85%, 3/15/2044	580,000	534,122
4.90%, 5/15/2046	466,000	427,849
4.95%, 10/15/2054	114,000	102,584
5.10%, 2/15/2045	473,000	449,289
5.20%, 1/15/2036	238,000	241,939
5.55%, 2/16/2055	706,000	697,959
5.70%, 2/15/2042	206,000	211,727
5.95%, 2/1/2041	139,000	146,874
6.13%, 10/15/2039	148,000	159,964
6.45%, 9/1/2040	208,000	231,352
7.55%, 4/15/2038	81,000	97,249
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	261,000	229,782
5.00%, 8/15/2042	164,000	150,849
5.00%, 3/1/2043	244,000	223,638
5.40%, 9/1/2044	150,000	143,109
5.50%, 3/1/2044	275,000	266,032
5.63%, 9/1/2041	48,000	47,716
6.38%, 3/1/2041	123,000	131,687
6.50%, 2/1/2037	132,000	143,242
6.50%, 9/1/2039	330,000	357,944
6.55%, 9/15/2040	190,000	206,503
Series MTN, 6.95%, 1/15/2038	356,000	400,849
7.50%, 11/15/2040	255,000	299,365
Kinder Morgan, Inc.:
3.25%, 8/1/2050	160,000	106,091
3.60%, 2/15/2051	149,000	104,778
5.05%, 2/15/2046	42,000	38,000

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 3/1/2048	$169,000	$154,934
5.45%, 8/1/2052	481,000	453,179
5.55%, 6/1/2045	599,000	582,336
5.95%, 8/1/2054	382,000	385,262
MPLX LP:
4.70%, 4/15/2048	545,000	456,383
4.90%, 4/15/2058	55,000	45,732
4.95%, 3/14/2052	612,000	522,483
5.20%, 3/1/2047	324,000	291,302
5.20%, 12/1/2047	174,000	155,737
5.50%, 2/15/2049	519,000	483,246
5.65%, 3/1/2053	217,000	204,583
5.95%, 4/1/2055	515,000	503,557
6.20%, 9/15/2055	563,000	569,762
ONEOK Partners LP:
6.13%, 2/1/2041	403,000	413,333
6.20%, 9/15/2043	288,000	294,970
6.65%, 10/1/2036	99,000	108,254
6.85%, 10/15/2037	118,000	130,093
ONEOK, Inc.:
3.95%, 3/1/2050	290,000	212,993
4.20%, 10/3/2047	77,000	59,805
4.25%, 9/15/2046	146,000	114,759
4.45%, 9/1/2049	267,000	214,863
4.50%, 3/15/2050	232,000	189,498
4.85%, 2/1/2049	163,000	138,956
4.95%, 7/13/2047	85,000	73,777
5.05%, 4/1/2045	200,000	177,640
5.15%, 10/15/2043	144,000	131,584
5.20%, 7/15/2048	211,000	188,657
5.40%, 10/15/2035	248,000	249,109
5.45%, 6/1/2047	116,000	107,124
5.60%, 4/1/2044	259,000	246,229
5.70%, 11/1/2054	460,000	434,774
5.85%, 11/1/2064	409,000	389,981
6.25%, 10/15/2055	610,000	619,644
6.63%, 9/1/2053	713,000	758,176
7.15%, 1/15/2051	229,000	256,576
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	145,000	118,630
4.70%, 6/15/2044	291,000	247,324
4.90%, 2/15/2045	239,000	208,621
5.15%, 6/1/2042	157,000	143,225
5.60%, 1/15/2036	250,000	253,002
6.65%, 1/15/2037	176,000	191,701
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	69,049	72,528
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054	151,000	147,310
Spectra Energy Partners LP:
4.50%, 3/15/2045	167,000	143,256
5.95%, 9/25/2043	190,000	194,349
Security Description	Principal Amount	Value
Targa Resources Corp.:
4.95%, 4/15/2052 (b)	$271,000	$232,120
5.55%, 8/15/2035	75,000	76,507
5.65%, 2/15/2036	278,000	284,591
6.13%, 5/15/2055	395,000	397,311
6.25%, 7/1/2052	81,000	82,614
6.50%, 2/15/2053	377,000	396,853
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	148,743
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036 (b)	150,000	157,841
6.10%, 6/1/2040	264,000	279,373
6.20%, 10/15/2037	245,000	262,297
7.25%, 8/15/2038	170,000	196,008
7.63%, 1/15/2039	1,177,000	1,406,256
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	145,000	126,991
4.60%, 3/15/2048	50,000	43,376
5.40%, 8/15/2041	98,000	96,282
Western Midstream Operating LP:
5.25%, 2/1/2050	495,000	431,368
5.30%, 3/1/2048	299,000	260,743
5.45%, 4/1/2044	198,000	179,491
5.50%, 8/15/2048	169,000	150,540
Williams Cos., Inc.:
3.50%, 10/15/2051	20,000	14,213
4.85%, 3/1/2048	69,000	61,264
4.90%, 1/15/2045	172,000	155,307
5.10%, 9/15/2045	10,000	9,259
5.30%, 9/30/2035	1,065,000	1,080,911
5.30%, 8/15/2052	50,000	46,908
5.40%, 3/4/2044	185,000	179,851
5.75%, 6/24/2044	605,000	610,760
5.80%, 11/15/2043	153,000	154,499
5.80%, 11/15/2054	206,000	206,523
6.00%, 3/15/2055	180,000	185,965
6.30%, 4/15/2040	383,000	414,513
		40,103,613
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	330,000	206,983
3.55%, 3/15/2052	222,000	154,554
4.00%, 2/1/2050	223,000	170,765
4.85%, 4/15/2049	235,000	204,250
5.15%, 4/15/2053	193,000	174,308
5.25%, 5/15/2036	155,000	155,933
5.50%, 10/1/2035 (b)	210,000	215,819
5.63%, 5/15/2054	311,000	300,317
American Homes 4 Rent LP:
3.38%, 7/15/2051	13,000	8,830
4.30%, 4/15/2052	155,000	124,237

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
American Tower Corp.:
2.95%, 1/15/2051	$120,000	$77,634
3.70%, 10/15/2049	246,000	184,229
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	126,000	100,911
Series MTN, 4.15%, 7/1/2047	104,000	86,098
Series MTN, 4.35%, 4/15/2048	135,000	115,526
Camden Property Trust 3.35%, 11/1/2049	310,000	220,968
Crown Castle, Inc.:
2.90%, 4/1/2041	377,000	275,500
3.25%, 1/15/2051	32,000	21,554
4.00%, 11/15/2049	161,000	123,456
4.15%, 7/1/2050	163,000	128,724
4.75%, 5/15/2047	271,000	238,445
5.20%, 2/15/2049	272,000	250,580
CubeSmart LP 5.13%, 11/1/2035	160,000	159,259
Equinix, Inc.:
2.95%, 9/15/2051	207,000	132,112
3.00%, 7/15/2050	102,000	66,648
3.40%, 2/15/2052	197,000	137,425
ERP Operating LP:
4.00%, 8/1/2047	190,000	153,410
4.50%, 7/1/2044	252,000	223,380
4.50%, 6/1/2045	240,000	213,000
Essential Properties LP 5.40%, 12/1/2035	115,000	115,393
Essex Portfolio LP:
2.65%, 9/1/2050 (b)	132,000	80,404
4.50%, 3/15/2048	127,000	110,264
Extra Space Storage LP 5.40%, 6/15/2035	125,000	127,708
Federal Realty OP LP 4.50%, 12/1/2044	207,000	182,495
GLP Capital LP/GLP Financing II, Inc.:
5.75%, 11/1/2037	200,000	198,710
6.25%, 9/15/2054	155,000	155,696
Healthpeak OP LLC 6.75%, 2/1/2041	187,000	207,493
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	81,874
5.88%, 10/15/2035	133,000	134,623
6.25%, 1/15/2036 (b)	80,000	82,855
Kimco Realty OP LLC:
3.70%, 10/1/2049	138,000	103,348
4.13%, 12/1/2046	229,000	187,574
4.25%, 4/1/2045	221,000	187,384
4.45%, 9/1/2047	8,000	6,872
4.85%, 3/1/2035	81,000	80,504
5.30%, 2/1/2036	122,000	124,665
Mid-America Apartments LP 2.88%, 9/15/2051	176,000	113,353
Security Description	Principal Amount	Value
NNN REIT, Inc.:
3.00%, 4/15/2052	$160,000	$101,510
3.10%, 4/15/2050	132,000	86,254
3.50%, 4/15/2051	142,000	100,425
4.80%, 10/15/2048	139,000	123,336
Prologis LP:
3.00%, 4/15/2050	239,000	159,982
3.05%, 3/1/2050	133,000	89,690
4.38%, 9/15/2048	244,000	207,661
5.25%, 6/15/2053 (b)	476,000	460,021
5.25%, 3/15/2054	306,000	295,734
Public Storage Operating Co. 5.35%, 8/1/2053	444,000	438,845
Realty Income Corp.:
4.65%, 3/15/2047	311,000	277,745
5.38%, 9/1/2054	178,000	174,504
Regency Centers LP:
4.40%, 2/1/2047	168,000	143,880
4.65%, 3/15/2049	132,000	115,462
Simon Property Group LP:
3.25%, 9/13/2049	466,000	326,717
3.80%, 7/15/2050	154,000	118,170
4.25%, 10/1/2044	299,000	255,104
4.25%, 11/30/2046	399,000	337,877
4.75%, 3/15/2042	255,000	235,232
5.85%, 3/8/2053 (b)	304,000	315,649
6.65%, 1/15/2054	278,000	318,958
6.75%, 2/1/2040	170,000	195,864
Ventas Realty LP:
4.38%, 2/1/2045	128,000	107,800
4.88%, 4/15/2049	232,000	204,724
5.70%, 9/30/2043	142,000	141,523
VICI Properties LP:
5.63%, 5/15/2052 (b)	93,000	88,727
6.13%, 4/1/2054 (b)	233,000	235,756
Welltower OP LLC:
4.95%, 9/1/2048	205,000	192,815
6.50%, 3/15/2041	257,000	287,370
Weyerhaeuser Co. 4.00%, 3/9/2052	118,000	91,855
		13,135,260
RETAIL — 2.8%
Darden Restaurants, Inc. 4.55%, 2/15/2048	184,000	153,417
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	312,000	233,067
Dollar General Corp.:
4.13%, 4/3/2050	164,000	129,439
5.50%, 11/1/2052 (b)	260,000	249,356
Dollar Tree, Inc. 3.38%, 12/1/2051	168,000	112,861
Home Depot, Inc.:
2.38%, 3/15/2051	10,000	5,830
2.75%, 9/15/2051	536,000	338,082
3.13%, 12/15/2049	656,000	454,752

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 4/15/2050	$690,000	$498,063
3.50%, 9/15/2056	302,000	215,867
3.63%, 4/15/2052	795,000	595,248
3.90%, 6/15/2047	520,000	420,477
4.20%, 4/1/2043	307,000	267,403
4.25%, 4/1/2046	677,000	581,502
4.40%, 3/15/2045	396,000	349,185
4.50%, 12/6/2048	662,000	582,600
4.88%, 2/15/2044	442,000	419,405
4.95%, 9/15/2052 (b)	644,000	600,504
5.30%, 6/25/2054	688,000	673,621
5.40%, 9/15/2040	220,000	226,499
5.40%, 6/25/2064	419,000	413,591
5.88%, 12/16/2036	1,087,000	1,183,047
5.95%, 4/1/2041	299,000	321,978
Lowe's Cos., Inc.:
3.00%, 10/15/2050	60,000	38,773
3.50%, 4/1/2051	50,000	35,419
3.70%, 4/15/2046	330,000	253,351
4.05%, 5/3/2047	151,000	121,555
4.25%, 4/1/2052	645,000	520,508
4.38%, 9/15/2045	332,000	281,941
4.45%, 4/1/2062	759,000	605,606
4.55%, 4/5/2049	157,000	133,938
4.65%, 4/15/2042	208,000	189,532
5.00%, 4/15/2040	240,000	234,902
5.13%, 4/15/2050	181,000	167,622
5.50%, 10/15/2035	146,000	152,348
5.63%, 4/15/2053 (b)	760,000	754,992
5.75%, 7/1/2053	275,000	277,406
5.80%, 9/15/2062	571,000	572,804
5.85%, 4/1/2063	281,200	283,911
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	218,000	173,785
Series MTN, 3.63%, 9/1/2049	597,000	447,147
Series MTN, 3.70%, 2/15/2042	102,000	83,510
Series MTN, 4.20%, 4/1/2050	492,000	404,267
Series MTN, 4.45%, 3/1/2047	90,000	77,928
Series MTN, 4.45%, 9/1/2048	289,000	248,687
Series MTN, 4.60%, 5/26/2045	240,000	215,086
Series MTN, 4.70%, 12/9/2035	211,000	209,599
Series MTN, 4.88%, 7/15/2040	205,000	197,692
Series MTN, 4.88%, 12/9/2045	400,000	370,044
5.00%, 2/13/2036	960,000	967,277
Series MTN, 5.15%, 9/9/2052	248,000	234,467
Series MTN, 5.70%, 2/1/2039	85,000	90,409
Series MTN, 6.30%, 10/15/2037	237,000	263,873
Series MTN, 6.30%, 3/1/2038	231,000	255,791
Starbucks Corp.:
3.35%, 3/12/2050	166,000	115,084
Security Description	Principal Amount	Value
3.50%, 11/15/2050 (b)	$221,000	$157,622
3.75%, 12/1/2047	208,000	157,943
4.30%, 6/15/2045	271,000	227,011
4.45%, 8/15/2049	390,000	328,072
4.50%, 11/15/2048	327,000	278,637
Target Corp.:
2.95%, 1/15/2052 (b)	580,000	381,443
3.63%, 4/15/2046	210,000	162,028
3.90%, 11/15/2047 (b)	188,000	149,819
4.00%, 7/1/2042 (b)	584,000	499,110
4.80%, 1/15/2053 (b)	539,000	490,479
5.25%, 2/15/2036	13,000	13,381
6.50%, 10/15/2037	130,000	147,992
7.00%, 1/15/2038	153,000	180,467
TJX Cos., Inc. 4.50%, 4/15/2050	270,000	238,656
Walmart, Inc.:
2.50%, 9/22/2041	367,000	265,264
2.65%, 9/22/2051	567,000	361,837
2.95%, 9/24/2049	205,000	142,292
3.63%, 12/15/2047	142,000	112,515
3.95%, 6/28/2038 (b)	185,000	171,867
4.00%, 4/11/2043	180,000	157,723
4.05%, 6/29/2048	784,000	660,802
4.30%, 4/22/2044	232,000	209,125
4.50%, 9/9/2052 (b)	472,000	423,068
4.50%, 4/15/2053	740,000	663,558
5.00%, 10/25/2040	220,000	223,914
5.25%, 9/1/2035 (b)	153,000	162,045
5.63%, 4/1/2040	237,000	254,801
5.63%, 4/15/2041	253,000	270,356
6.20%, 4/15/2038	172,000	195,299
6.50%, 8/15/2037	192,754	223,735
		25,915,909
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (b)	335,000	287,886
Analog Devices, Inc.:
2.80%, 10/1/2041	198,000	146,461
2.95%, 10/1/2051	465,000	308,035
5.30%, 12/15/2045	224,000	221,359
5.30%, 4/1/2054	256,000	251,689
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	105,000	68,227
4.35%, 4/1/2047	491,000	429,193
4.60%, 1/15/2036	145,000	143,575
5.10%, 10/1/2035 (b)	166,000	172,316
5.85%, 6/15/2041	267,000	285,458
Broadcom, Inc.:
3.14%, 11/15/2035 (c)	847,315	733,546
3.19%, 11/15/2036 (c)	859,000	733,294
3.50%, 2/15/2041 (c)	1,903,000	1,565,922
3.75%, 2/15/2051 (b) (c)	632,000	492,644
4.80%, 2/15/2036	375,000	373,879
4.90%, 2/15/2038	175,000	174,097

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.93%, 5/15/2037 (c)	$773,000	$770,063
Intel Corp.:
2.80%, 8/12/2041	312,000	218,203
3.05%, 8/12/2051 (b)	485,000	307,441
3.10%, 2/15/2060	406,000	240,539
3.20%, 8/12/2061	260,000	155,535
3.25%, 11/15/2049	755,000	502,113
3.73%, 12/8/2047	751,000	552,158
4.10%, 5/19/2046	517,000	406,936
4.10%, 5/11/2047	356,000	277,384
4.25%, 12/15/2042	233,000	193,791
4.60%, 3/25/2040	252,800	229,970
4.75%, 3/25/2050	1,003,000	848,498
4.80%, 10/1/2041	327,000	295,520
4.90%, 7/29/2045	323,384	286,900
4.90%, 8/5/2052	815,000	701,397
4.95%, 3/25/2060	321,000	273,678
5.05%, 8/5/2062	379,000	325,197
5.60%, 2/21/2054 (b)	496,000	476,596
5.63%, 2/10/2043	470,000	463,556
5.70%, 2/10/2053	938,000	907,055
5.90%, 2/10/2063	601,000	588,169
KLA Corp.:
3.30%, 3/1/2050	233,000	166,429
4.95%, 7/15/2052	664,000	620,448
5.00%, 3/15/2049	303,000	286,447
5.25%, 7/15/2062	272,000	261,699
Lam Research Corp.:
2.88%, 6/15/2050	202,000	134,120
3.13%, 6/15/2060	184,000	117,776
4.88%, 3/15/2049 (b)	392,000	366,046
Micron Technology, Inc.:
3.37%, 11/1/2041	362,000	279,605
3.48%, 11/1/2051 (b)	435,000	310,207
6.05%, 11/1/2035	115,000	122,911
NVIDIA Corp.:
3.50%, 4/1/2040	201,000	172,098
3.50%, 4/1/2050	985,000	755,830
3.70%, 4/1/2060	133,000	100,571
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	188,000	138,907
3.25%, 5/11/2041	286,000	217,775
3.25%, 11/30/2051	311,000	208,448
QUALCOMM, Inc.:
3.25%, 5/20/2050	330,000	233,277
4.30%, 5/20/2047	631,000	541,625
4.50%, 5/20/2052	423,000	366,855
4.80%, 5/20/2045	612,000	573,511
6.00%, 5/20/2053	516,000	554,700
Texas Instruments, Inc.:
2.70%, 9/15/2051	114,000	71,379
3.88%, 3/15/2039	160,000	142,922
4.10%, 8/16/2052	103,000	83,545
4.15%, 5/15/2048	551,000	460,994
Security Description	Principal Amount	Value
5.00%, 3/14/2053	$316,000	$297,293
5.05%, 5/18/2063 (b)	848,000	786,935
5.15%, 2/8/2054 (b)	347,000	335,001
TSMC Arizona Corp.:
3.13%, 10/25/2041 (b)	612,000	498,070
3.25%, 10/25/2051 (b)	134,000	102,499
4.50%, 4/22/2052	303,000	286,838
		25,003,041
SOFTWARE — 3.3%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	83,000	62,506
4.50%, 8/15/2046	243,000	204,006
Fiserv, Inc. 4.40%, 7/1/2049	903,000	745,165
Intuit, Inc. 5.50%, 9/15/2053 (b)	571,180	574,921
Microsoft Corp.:
2.50%, 9/15/2050	668,000	418,248
2.53%, 6/1/2050	2,630,000	1,663,922
2.68%, 6/1/2060	1,412,000	844,404
2.92%, 3/17/2052	2,704,000	1,836,557
3.04%, 3/17/2062	821,000	533,740
3.45%, 8/8/2036	377,000	344,352
3.50%, 11/15/2042	303,000	250,642
3.70%, 8/8/2046	742,000	610,391
3.75%, 2/12/2045	276,000	233,344
3.95%, 8/8/2056	161,000	130,307
4.00%, 2/12/2055	75,000	61,995
4.20%, 11/3/2035 (b)	231,000	231,293
4.25%, 2/6/2047 (b)	300,000	272,910
4.45%, 11/3/2045 (b)	299,000	281,538
4.50%, 10/1/2040	185,000	180,338
4.50%, 6/15/2047	216,000	199,234
4.50%, 2/6/2057	496,000	456,206
5.20%, 6/1/2039	186,000	197,391
5.30%, 2/8/2041	263,000	278,599
MSCI, Inc. 5.25%, 9/1/2035	123,000	124,023
Oracle Corp.:
3.60%, 4/1/2040	1,191,000	956,182
3.60%, 4/1/2050	1,088,000	765,985
3.65%, 3/25/2041	828,000	661,001
3.80%, 11/15/2037	609,000	525,768
3.85%, 7/15/2036	150,000	133,565
3.85%, 4/1/2060	1,477,000	1,014,345
3.95%, 3/25/2051	1,190,000	885,336
4.00%, 7/15/2046	1,440,000	1,120,766
4.00%, 11/15/2047	875,000	676,804
4.10%, 3/25/2061	566,000	406,756
4.13%, 5/15/2045	724,000	581,531
4.38%, 5/15/2055	436,000	341,619
4.50%, 7/8/2044	361,000	308,236
5.38%, 7/15/2040	796,000	780,494
5.38%, 9/27/2054	913,000	838,937

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 8/3/2035 (b)	$116,000	$119,340
5.50%, 9/27/2064	545,000	498,670
5.55%, 2/6/2053	913,000	861,699
5.88%, 9/26/2045	555,000	556,920
5.95%, 9/26/2055	750,000	747,712
6.00%, 8/3/2055	822,000	825,304
6.10%, 9/26/2065	1,500,000	1,498,965
6.13%, 7/8/2039 (b)	452,000	477,610
6.13%, 8/3/2065	522,000	524,276
6.50%, 4/15/2038	371,000	406,427
6.90%, 11/9/2052	1,030,000	1,147,080
Salesforce, Inc.:
2.70%, 7/15/2041	475,000	349,253
2.90%, 7/15/2051	817,000	536,410
3.05%, 7/15/2061	453,000	285,177
Synopsys, Inc. 5.70%, 4/1/2055	445,000	449,081
		30,017,281
TELECOMMUNICATIONS — 5.8%
America Movil SAB de CV:
4.38%, 7/16/2042	392,000	342,918
4.38%, 4/22/2049 (b)	349,000	295,648
6.13%, 11/15/2037	158,000	169,447
6.13%, 3/30/2040	862,000	920,754
AT&T, Inc.:
3.10%, 2/1/2043	105,000	77,748
3.30%, 2/1/2052	255,000	170,633
3.50%, 6/1/2041	670,000	535,565
3.50%, 9/15/2053	3,158,000	2,182,146
3.50%, 2/1/2061	128,000	84,358
3.55%, 9/15/2055	2,429,000	1,672,901
3.65%, 6/1/2051	815,000	589,286
3.65%, 9/15/2059	2,451,000	1,675,896
3.80%, 12/1/2057	2,018,000	1,439,702
3.85%, 6/1/2060	461,000	327,826
4.30%, 12/15/2042	385,000	332,328
4.35%, 6/15/2045	264,000	222,573
4.50%, 5/15/2035	1,392,000	1,343,099
4.50%, 3/9/2048	612,000	518,058
4.55%, 3/9/2049	356,000	300,720
4.65%, 6/1/2044	210,000	185,390
4.75%, 5/15/2046	501,000	446,912
4.80%, 6/15/2044	194,000	174,522
4.85%, 3/1/2039	202,000	193,655
4.85%, 7/15/2045 (b)	146,000	131,369
4.90%, 11/1/2035	500,000	496,105
4.90%, 8/15/2037	197,000	192,311
5.15%, 3/15/2042	112,000	109,044
5.15%, 2/15/2050	269,000	248,995
5.15%, 11/15/2046	250,000	234,090
5.25%, 3/1/2037	390,000	396,837
5.35%, 9/1/2040	148,820	147,728
5.38%, 8/15/2035	123,000	126,594
5.45%, 3/1/2047	178,000	171,717
5.55%, 8/15/2041	100,000	100,560
Security Description	Principal Amount	Value
5.55%, 11/1/2045	$625,000	$618,875
5.65%, 2/15/2047	284,000	290,004
5.70%, 11/1/2054	415,000	410,223
5.70%, 3/1/2057 (b)	166,000	163,854
6.00%, 8/15/2040	167,000	175,248
6.05%, 8/15/2056 (b)	528,000	547,679
6.30%, 1/15/2038 (b)	159,000	173,043
6.38%, 3/1/2041	182,000	197,272
6.55%, 2/15/2039	121,000	134,623
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	168,000	121,694
4.30%, 7/29/2049	168,000	134,306
4.46%, 4/1/2048	550,000	459,514
5.55%, 2/15/2054 (b)	229,000	223,655
Cisco Systems, Inc.:
5.30%, 2/26/2054	866,000	854,777
5.35%, 2/26/2064	523,000	513,889
5.50%, 1/15/2040	580,036	605,743
5.50%, 2/24/2055	395,000	401,130
5.90%, 2/15/2039	561,000	609,493
Corning, Inc.:
3.90%, 11/15/2049	171,000	134,350
4.38%, 11/15/2057	246,000	203,604
4.70%, 3/15/2037	96,000	93,926
4.75%, 3/15/2042	120,000	111,547
5.35%, 11/15/2048	242,000	234,621
5.45%, 11/15/2079	377,000	354,259
5.75%, 8/15/2040	158,000	164,999
5.85%, 11/15/2068	242,000	240,858
Juniper Networks, Inc. 5.95%, 3/15/2041	212,000	213,200
Motorola Solutions, Inc. 5.50%, 9/1/2044	145,000	144,629
Nokia OYJ 6.63%, 5/15/2039	184,000	193,579
Orange SA:
5.38%, 1/13/2042 (b)	535,000	533,737
5.50%, 2/6/2044	60,000	59,929
Rogers Communications, Inc.:
4.50%, 3/15/2042	425,000	369,640
4.55%, 3/15/2052 (b)	962,000	795,035
5.00%, 3/15/2044 (b)	349,000	318,728
5.45%, 10/1/2043	408,000	393,447
7.50%, 8/15/2038	178,000	208,125
Telefonica Emisiones SA:
4.67%, 3/6/2038	223,000	203,300
4.90%, 3/6/2048	484,000	415,490
5.21%, 3/8/2047	1,146,000	1,030,575
5.52%, 3/1/2049	519,000	482,478
7.05%, 6/20/2036	636,000	716,944
T-Mobile USA, Inc.:
3.00%, 2/15/2041	890,000	667,998
3.30%, 2/15/2051	825,000	560,513
3.40%, 10/15/2052	880,000	601,929

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 11/15/2060	$20,800	$14,110
4.38%, 4/15/2040	910,000	821,448
4.50%, 4/15/2050	826,000	695,153
4.70%, 1/15/2035	255,000	250,540
5.25%, 6/15/2055	525,000	488,192
5.50%, 1/15/2055	258,000	249,463
5.65%, 1/15/2053	1,320,000	1,305,955
5.75%, 1/15/2054	458,000	458,522
5.80%, 9/15/2062	321,000	322,181
5.88%, 11/15/2055	245,000	250,111
6.00%, 6/15/2054	273,000	282,702
Verizon Communications, Inc.:
2.65%, 11/20/2040	662,000	478,798
2.85%, 9/3/2041	325,000	236,460
2.88%, 11/20/2050	1,085,000	692,328
2.99%, 10/30/2056	711,000	437,770
3.40%, 3/22/2041	1,007,000	795,510
3.55%, 3/22/2051	1,604,000	1,173,502
3.70%, 3/22/2061	1,755,000	1,236,433
3.85%, 11/1/2042	259,000	210,733
3.88%, 3/1/2052 (b)	398,000	304,633
4.00%, 3/22/2050	333,000	262,581
4.13%, 8/15/2046	276,000	225,150
4.27%, 1/15/2036	420,000	393,599
4.52%, 9/15/2048	334,000	287,384
4.67%, 3/15/2055	332,000	286,483
4.75%, 11/1/2041	203,000	186,868
4.81%, 3/15/2039	197,000	187,607
4.86%, 8/21/2046	1,521,000	1,383,121
5.01%, 4/15/2049	205,000	190,572
5.01%, 8/21/2054	357,000	324,999
5.25%, 3/16/2037	304,000	307,435
5.50%, 3/16/2047	268,000	264,229
5.50%, 2/23/2054 (b)	1,167,000	1,147,873
5.85%, 9/15/2035	671,000	715,232
6.55%, 9/15/2043	445,000	496,389
Vodafone Group PLC:
4.38%, 2/19/2043	50,000	43,447
4.88%, 6/19/2049	80,000	70,953
5.00%, 5/30/2038	81,000	79,686
5.13%, 6/19/2059	90,000	81,172
5.25%, 5/30/2048	100,000	94,254
5.63%, 2/10/2053	490,000	476,956
5.75%, 6/28/2054 (b)	1,129,000	1,112,122
5.75%, 2/10/2063	412,000	400,118
5.88%, 6/28/2064	628,000	624,194
6.15%, 2/27/2037	368,000	400,778
		53,387,643
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	245,000	217,651
6.35%, 3/15/2040	211,000	220,320
Security Description	Principal Amount	Value
Mattel, Inc. 5.45%, 11/1/2041	$304,000	$280,017
		717,988
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	100,000	64,022
3.05%, 2/15/2051	214,000	144,585
3.30%, 9/15/2051	275,000	193,930
3.55%, 2/15/2050	343,000	256,461
3.90%, 8/1/2046	165,000	134,264
4.05%, 6/15/2048	475,000	389,927
4.13%, 6/15/2047	250,000	209,460
4.15%, 4/1/2045	355,497	302,990
4.15%, 12/15/2048	228,000	189,780
4.38%, 9/1/2042	195,000	174,741
4.40%, 3/15/2042	261,000	235,722
4.45%, 3/15/2043	321,000	289,051
4.45%, 1/15/2053	421,000	360,936
4.55%, 9/1/2044	99,000	89,087
4.70%, 9/1/2045	260,000	238,745
4.90%, 4/1/2044	399,000	380,259
4.95%, 9/15/2041	158,000	152,535
5.05%, 3/1/2041	195,000	192,048
5.15%, 9/1/2043	246,000	241,978
5.20%, 4/15/2054	760,000	729,706
5.40%, 6/1/2041	36,000	36,716
5.50%, 3/15/2055	624,000	626,296
5.75%, 5/1/2040	251,000	265,734
5.80%, 3/15/2056	568,000	594,486
6.15%, 5/1/2037	223,000	247,951
6.20%, 8/15/2036	113,000	125,963
Canadian National Railway Co.:
2.45%, 5/1/2050	87,000	52,239
3.20%, 8/2/2046	240,000	174,706
3.65%, 2/3/2048	221,000	171,222
4.40%, 8/5/2052 (b)	249,000	213,864
4.45%, 1/20/2049	201,000	175,982
6.13%, 11/1/2053	218,000	239,824
6.20%, 6/1/2036	162,000	180,884
6.38%, 11/15/2037	198,000	222,148
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	106,338
3.50%, 5/1/2050	369,000	270,750
4.20%, 11/15/2069	364,000	279,894
4.30%, 5/15/2043	296,000	257,230
4.70%, 5/1/2048	250,000	223,617
4.80%, 8/1/2045	228,000	210,189
4.95%, 8/15/2045	195,000	182,795
5.95%, 5/15/2037	187,000	200,896
6.13%, 9/15/2115	464,000	480,732
CSX Corp.:
2.50%, 5/15/2051 (b)	141,000	83,995
3.35%, 9/15/2049	217,000	155,654
3.80%, 11/1/2046	285,000	226,937

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 4/15/2050	$207,000	$160,392
3.95%, 5/1/2050 (b)	248,000	197,440
4.10%, 3/15/2044	323,000	273,833
4.25%, 11/1/2066	276,000	217,121
4.30%, 3/1/2048	301,000	255,272
4.40%, 3/1/2043	135,000	119,980
4.50%, 3/15/2049	217,000	188,304
4.50%, 11/15/2052	363,000	313,411
4.50%, 8/1/2054	197,000	168,317
4.65%, 3/1/2068	90,000	76,105
4.75%, 5/30/2042	243,000	227,885
4.75%, 11/15/2048	473,000	428,212
4.90%, 3/15/2055 (b)	201,000	184,186
5.05%, 6/15/2035 (b)	62,000	63,321
5.50%, 4/15/2041	218,000	223,810
6.00%, 10/1/2036	162,000	175,948
6.15%, 5/1/2037	255,000	281,571
6.22%, 4/30/2040	233,000	257,486
FedEx Corp.:
3.25%, 5/15/2041 (c)	447,000	333,972
3.88%, 8/1/2042	15,000	11,143
4.05%, 2/15/2048	30,000	22,852
4.05%, 2/15/2048 (c)	340,000	259,539
4.10%, 4/15/2043 (c)	460,000	368,041
4.10%, 2/1/2045 (c)	469,000	371,138
4.40%, 1/15/2047 (c)	261,000	213,615
4.55%, 4/1/2046	9,000	7,338
4.55%, 4/1/2046 (c)	454,000	382,282
4.75%, 11/15/2045 (b)	155,000	132,857
4.75%, 11/15/2045 (c)	426,000	369,845
4.95%, 10/17/2048 (c)	217,000	188,200
5.10%, 1/15/2044	5,000	4,625
5.10%, 1/15/2044 (c)	227,000	206,377
5.25%, 5/15/2050	5,000	4,658
5.25%, 5/15/2050 (b) (c)	378,000	346,479
Norfolk Southern Corp.:
2.90%, 8/25/2051	40,000	25,977
3.05%, 5/15/2050	90,000	60,882
3.16%, 5/15/2055	28,000	18,525
3.40%, 11/1/2049	161,000	116,050
3.70%, 3/15/2053	198,000	147,898
3.94%, 11/1/2047	292,000	235,918
3.95%, 10/1/2042 (b)	197,000	166,321
4.05%, 8/15/2052	233,000	186,225
4.10%, 5/15/2049	118,000	96,086
4.10%, 5/15/2121	412,000	292,162
4.15%, 2/28/2048	274,000	226,258
4.45%, 6/15/2045	65,000	57,109
4.55%, 6/1/2053	372,000	322,435
4.65%, 1/15/2046	848,000	765,625
4.84%, 10/1/2041	123,000	117,094
5.10%, 8/1/2118	178,000	155,663
5.35%, 8/1/2054 (b)	110,000	108,160
5.95%, 3/15/2064	357,000	377,078
Security Description	Principal Amount	Value
Union Pacific Corp.:
2.89%, 4/6/2036	$173,000	$145,654
2.95%, 3/10/2052	315,000	205,144
2.97%, 9/16/2062	380,000	227,533
3.20%, 5/20/2041	255,000	199,792
3.25%, 2/5/2050	805,600	567,529
3.35%, 8/15/2046	261,000	192,696
3.38%, 2/14/2042	186,000	147,245
3.50%, 2/14/2053	556,000	401,666
3.55%, 5/20/2061	237,000	163,537
Series MTN, 3.55%, 8/15/2039	202,000	171,884
3.60%, 9/15/2037 (b)	162,000	143,636
3.75%, 2/5/2070	206,000	143,615
3.80%, 10/1/2051	438,000	337,383
3.80%, 4/6/2071	322,000	227,142
3.84%, 3/20/2060	732,000	542,214
3.85%, 2/14/2072	201,000	142,376
3.88%, 2/1/2055	181,000	139,053
3.95%, 8/15/2059	153,000	116,188
4.00%, 4/15/2047	137,000	111,466
4.05%, 11/15/2045	184,000	153,020
4.05%, 3/1/2046	189,000	156,178
4.10%, 9/15/2067	105,000	79,908
4.30%, 3/1/2049	130,000	109,455
4.50%, 9/10/2048	207,000	179,937
4.95%, 9/9/2052 (b)	335,000	312,237
4.95%, 5/15/2053	231,000	214,382
5.15%, 1/20/2063	98,000	91,860
5.60%, 12/1/2054 (b)	510,000	518,277
United Parcel Service, Inc.:
3.40%, 11/15/2046	210,000	156,343
3.40%, 9/1/2049 (b)	281,000	201,207
3.63%, 10/1/2042	179,000	143,538
3.75%, 11/15/2047	422,000	328,987
4.25%, 3/15/2049	325,374	270,565
4.88%, 11/15/2040 (b)	177,000	170,915
5.05%, 3/3/2053	492,000	454,800
5.20%, 4/1/2040 (b)	175,000	175,403
5.30%, 4/1/2050 (b)	519,000	502,651
5.50%, 5/22/2054	503,000	496,959
5.60%, 5/22/2064	287,000	282,686
5.95%, 5/14/2055	590,000	616,520
6.05%, 5/14/2065	525,000	549,229
6.20%, 1/15/2038 (b)	366,000	403,603
		32,382,703
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	212,000	136,774
5.20%, 3/15/2044	134,000	127,423
6.05%, 6/5/2054	277,000	287,197
		551,394

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	$368,000	$286,146
4.00%, 12/1/2046	197,000	161,834
4.15%, 6/1/2049	207,000	168,866
4.20%, 9/1/2048	405,000	335,372
4.30%, 12/1/2042	133,000	116,428
4.30%, 9/1/2045	201,000	174,818
5.45%, 3/1/2054	357,000	352,912
5.70%, 9/1/2055	468,000	475,226
6.59%, 10/15/2037	239,000	271,298
Essential Utilities, Inc.:
3.35%, 4/15/2050	272,000	185,393
4.28%, 5/1/2049	268,000	215,223
5.30%, 5/1/2052	271,000	252,217
		2,995,733
TOTAL CORPORATE BONDS & NOTES (Cost $994,005,211)		901,070,390
	Shares
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	371,633	371,633
State Street Navigator Securities Lending Portfolio II (h) (i)	52,082,303	52,082,303
TOTAL SHORT-TERM INVESTMENTS (Cost $52,453,936)		52,453,936
TOTAL INVESTMENTS — 104.2% (Cost $1,046,459,147)		953,524,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(38,520,367)
NET ASSETS — 100.0%		$915,003,959

(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$901,070,390	$—	$901,070,390
Short-Term Investments	52,453,936	—	—	52,453,936
TOTAL INVESTMENTS	$52,453,936	$901,070,390	$—	$953,524,326
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,801,089	$2,801,089	$37,962,447	$40,391,903	$—	$—	371,633	$371,633	$40,421
State Street Navigator Securities Lending Portfolio II	48,347,355	48,347,355	66,543,675	62,808,727	—	—	52,082,303	52,082,303	27,940
Total		$51,148,444	$104,506,122	$103,200,630	$—	$—		$52,453,936	$68,361
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$168,185,000	$107,112,822
1.13%, 8/15/2040	204,204,800	128,680,931
1.25%, 5/15/2050	250,904,000	123,099,775
1.38%, 11/15/2040	227,955,600	148,634,175
1.38%, 8/15/2050	282,288,400	141,938,136
1.63%, 11/15/2050	275,690,000	147,924,916
1.75%, 8/15/2041	292,030,700	198,124,578
1.88%, 2/15/2041	261,888,600	184,017,662
1.88%, 2/15/2051	306,173,400	174,853,715
1.88%, 11/15/2051	288,084,600	162,992,865
2.00%, 11/15/2041	260,823,000	183,146,650
2.00%, 2/15/2050	213,467,900	127,647,133
2.00%, 8/15/2051	311,115,000	182,245,334
2.25%, 5/15/2041	204,835,100	151,738,001
2.25%, 8/15/2046	141,071,700	94,055,147
2.25%, 8/15/2049	181,242,200	115,683,498
2.25%, 2/15/2052	265,970,600	164,943,330
2.38%, 2/15/2042	208,120,400	154,171,690
2.38%, 11/15/2049	168,278,000	110,090,623
2.38%, 5/15/2051	309,868,100	199,332,339
2.50%, 2/15/2045	136,039,800	97,438,507
2.50%, 2/15/2046	102,183,600	72,087,336
2.50%, 5/15/2046	101,289,400	71,187,456
2.75%, 8/15/2042	61,281,000	47,684,278
2.75%, 11/15/2042	93,872,800	72,663,414
2.75%, 8/15/2047	134,977,200	97,816,290
2.75%, 11/15/2047	134,319,800	97,067,043
2.88%, 5/15/2043	125,871,600	98,573,197
2.88%, 8/15/2045	81,816,100	62,154,668
2.88%, 11/15/2046 (a)	55,061,700	41,210,241
2.88%, 5/15/2049	188,634,600	137,585,361
2.88%, 5/15/2052	252,230,900	179,950,983
3.00%, 5/15/2042	56,436,300	45,783,948
3.00%, 11/15/2044	100,619,600	78,719,115
3.00%, 5/15/2045	59,676,500	46,445,101
3.00%, 11/15/2045	52,474,200	40,593,713
3.00%, 2/15/2047	110,461,200	84,312,963
3.00%, 5/15/2047	90,966,900	69,248,553
3.00%, 2/15/2048	154,427,600	116,592,838
3.00%, 8/15/2048	180,191,200	135,453,104
3.00%, 2/15/2049	194,735,500	145,808,206
3.00%, 8/15/2052	234,157,100	171,263,966
3.13%, 11/15/2041	54,281,800	45,198,080
3.13%, 2/15/2042	58,889,000	48,850,266
3.13%, 2/15/2043	77,627,600	63,339,270
3.13%, 8/15/2044	114,883,500	91,978,602
3.13%, 5/15/2048	166,781,600	128,578,190
3.25%, 5/15/2042	182,790,800	153,572,833
3.38%, 8/15/2042	163,561,200	139,333,697
3.38%, 5/15/2044	88,841,900	74,113,579
3.38%, 11/15/2048	184,569,900	148,232,701
3.50%, 2/15/2039	32,196,100	29,444,340
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$88,054,000	$76,827,115
3.63%, 2/15/2044	99,284,300	86,160,157
3.63%, 2/15/2053	236,645,800	195,639,520
3.63%, 5/15/2053	239,289,900	197,638,502
3.75%, 8/15/2041	56,174,200	51,030,750
3.75%, 11/15/2043	91,107,000	80,658,166
3.88%, 8/15/2040	58,426,700	54,446,381
3.88%, 2/15/2043	164,168,300	148,982,732
3.88%, 5/15/2043	164,073,000	148,614,247
4.00%, 11/15/2042	164,287,200	151,888,650
4.00%, 11/15/2052	237,411,200	210,071,816
4.13%, 8/15/2044	176,246,000	163,605,857
4.13%, 8/15/2053	261,985,100	236,809,969
4.25%, 5/15/2039	47,331,000	46,591,453
4.25%, 11/15/2040	52,927,200	51,430,353
4.25%, 2/15/2054	294,905,500	272,234,640
4.25%, 8/15/2054	289,240,500	267,050,330
4.38%, 2/15/2038	27,162,700	27,383,397
4.38%, 11/15/2039	55,903,400	55,440,450
4.38%, 5/15/2040	52,228,900	51,673,968
4.38%, 5/15/2041	50,381,900	49,476,600
4.38%, 8/15/2043	175,475,100	169,360,889
4.50%, 2/15/2036	34,320,200	35,424,881
4.50%, 5/15/2038	31,188,300	31,846,178
4.50%, 8/15/2039	49,715,300	50,072,629
4.50%, 2/15/2044	177,939,700	174,019,466
4.50%, 11/15/2054	296,706,900	285,719,473
4.63%, 2/15/2040	54,143,300	55,082,348
4.63%, 5/15/2044	174,076,400	172,798,026
4.63%, 11/15/2044	175,680,700	174,088,594
4.63%, 5/15/2054	291,493,900	286,392,757
4.63%, 2/15/2055	300,354,200	295,285,723
4.75%, 2/15/2037	20,650,600	21,676,677
4.75%, 2/15/2041	57,294,300	58,771,419
4.75%, 11/15/2043	174,545,700	176,400,248
4.75%, 2/15/2045	179,879,700	181,032,054
4.75%, 11/15/2053	281,260,000	281,743,416
4.75%, 5/15/2055	298,138,200	299,069,882
4.75%, 8/15/2055	162,868,300	163,453,608
4.88%, 8/15/2045 (a)	124,560,000	127,343,137
5.00%, 5/15/2037	25,614,800	27,455,864
5.00%, 5/15/2045	176,025,100	182,846,073
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,045,174,006)		11,806,253,554
Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	3,084,808	3,084,808

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	4,782,136	$4,782,136
TOTAL SHORT-TERM INVESTMENTS (Cost $7,866,944)		7,866,944
TOTAL INVESTMENTS — 98.7% (Cost $14,053,040,950)		11,814,120,498
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		152,775,671
NET ASSETS — 100.0%		$11,966,896,169

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$11,806,253,554	$—	$11,806,253,554
Short-Term Investments	7,866,944	—	—	7,866,944
TOTAL INVESTMENTS	$7,866,944	$11,806,253,554	$—	$11,814,120,498

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,037,083	$4,037,083	$193,878,301	$194,830,576	$—	$—	3,084,808	$3,084,808	$311,730
State Street Navigator Securities Lending Portfolio II	—	—	98,925,489	94,143,353	—	—	4,782,136	4,782,136	34,027
Total		$4,037,083	$292,803,790	$288,973,929	$—	$—		$7,866,944	$345,757
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$263,400	$167,753
1.13%, 8/15/2040	334,300	210,661
1.25%, 5/15/2050	450,000	220,781
1.38%, 11/15/2040	420,000	273,853
1.38%, 8/15/2050	539,800	271,418
1.63%, 11/15/2050	509,800	273,540
1.75%, 8/15/2041	406,600	275,853
1.88%, 2/15/2041	465,000	326,735
1.88%, 2/15/2051	599,800	342,542
1.88%, 11/15/2051	539,800	305,409
2.00%, 11/15/2041	405,000	284,386
2.00%, 2/15/2050	420,000	251,147
2.00%, 8/15/2051	584,800	342,565
2.25%, 5/15/2041	375,000	277,793
2.25%, 8/15/2046	270,000	180,014
2.25%, 8/15/2049	345,000	220,207
2.25%, 2/15/2052	480,000	297,675
2.38%, 2/15/2042	390,000	288,905
2.38%, 11/15/2049	330,000	215,892
2.38%, 5/15/2051	434,800	279,699
2.50%, 2/15/2045	255,000	182,644
2.50%, 2/15/2046	210,000	148,148
2.50%, 5/15/2046	210,000	147,591
2.75%, 8/15/2042	120,000	93,375
2.75%, 11/15/2042	165,000	127,720
2.75%, 8/15/2047	270,000	195,666
2.75%, 11/15/2047	270,000	195,117
2.88%, 5/15/2043	240,000	187,950
2.88%, 8/15/2045	180,000	136,744
2.88%, 11/15/2046	120,000	89,813
2.88%, 5/15/2049	360,000	262,575
2.88%, 5/15/2052	480,000	342,450
3.00%, 5/15/2042	120,000	97,350
3.00%, 11/15/2044	180,000	140,822
3.00%, 5/15/2045	120,000	93,394
3.00%, 11/15/2045	120,000	92,831
3.00%, 2/15/2047	240,000	183,188
3.00%, 5/15/2047	180,000	137,025
3.00%, 2/15/2048	300,000	226,500
3.00%, 8/15/2048	345,000	259,343
3.00%, 2/15/2049	360,000	269,550
3.00%, 8/15/2052	450,000	329,133
3.13%, 11/15/2041	120,000	99,919
3.13%, 2/15/2042	120,000	99,544
3.13%, 2/15/2043	150,000	122,391
3.13%, 8/15/2044	210,000	168,131
3.13%, 5/15/2048	300,000	231,281
3.25%, 5/15/2042	360,000	302,456
3.38%, 8/15/2042	300,000	255,563
3.38%, 5/15/2044	180,000	150,159
3.38%, 11/15/2048	360,000	289,125
3.63%, 8/15/2043	180,000	157,050
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$180,000	$156,206
3.63%, 2/15/2053	450,000	372,023
3.63%, 5/15/2053	450,000	371,672
3.75%, 8/15/2041	120,000	109,013
3.75%, 11/15/2043	165,000	146,077
3.88%, 8/15/2040	120,000	111,825
3.88%, 2/15/2043	300,000	272,250
3.88%, 5/15/2043	300,000	271,734
4.00%, 11/15/2042	300,000	277,359
4.00%, 11/15/2052	450,000	398,180
4.13%, 8/15/2053	509,800	460,811
4.25%, 5/15/2039	120,000	118,125
4.25%, 11/15/2040	120,000	116,606
4.25%, 2/15/2054	539,800	498,303
4.25%, 8/15/2054	116,900	107,932
4.38%, 11/15/2039	120,000	119,006
4.38%, 5/15/2040	120,000	118,725
4.38%, 5/15/2041	120,000	117,844
4.38%, 8/15/2043	315,000	304,024
4.50%, 2/15/2036	90,000	92,897
4.50%, 8/15/2039	120,000	120,863
4.50%, 2/15/2044	330,000	322,730
4.50%, 11/15/2054	233,400	224,757
4.63%, 2/15/2040	120,000	122,081
4.63%, 5/15/2044	56,800	56,383
4.63%, 5/15/2054	243,200	238,944
4.63%, 2/15/2055	280,200	275,472
4.75%, 2/15/2041	120,000	123,094
4.75%, 11/15/2043	330,000	333,506
4.75%, 11/15/2053	509,800	510,676
4.75%, 5/15/2055	310,000	310,969
4.75%, 8/15/2055	175,000	175,629
U.S. Treasury Notes:
0.38%, 7/31/2027	360,000	339,398
0.38%, 9/30/2027	390,000	365,854
0.50%, 4/30/2027	270,000	257,070
0.50%, 5/31/2027	270,000	256,384
0.50%, 6/30/2027	300,000	284,180
0.50%, 8/31/2027	300,000	282,797
0.50%, 10/31/2027	360,000	337,697
0.63%, 3/31/2027	180,000	172,118
0.63%, 11/30/2027	390,000	365,991
0.63%, 12/31/2027	450,000	421,242
0.63%, 5/15/2030	629,800	547,483
0.63%, 8/15/2030	787,100	678,628
0.75%, 1/31/2028	480,000	449,475
0.88%, 11/15/2030	817,100	708,515
1.00%, 7/31/2028	480,000	446,287
1.13%, 10/31/2026	450,000	437,713
1.13%, 2/28/2027	120,000	115,814
1.13%, 2/29/2028	480,000	452,625
1.13%, 8/31/2028 (a)	480,000	447,000
1.13%, 2/15/2031	842,800	736,528
1.25%, 11/30/2026	480,000	466,594
1.25%, 12/31/2026	450,000	436,623

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 3/31/2028	$450,000	$424,723
1.25%, 4/30/2028	480,000	452,175
1.25%, 5/31/2028	480,000	451,237
1.25%, 6/30/2028	450,000	422,227
1.25%, 9/30/2028	480,000	447,712
1.25%, 8/15/2031	902,700	780,835
1.38%, 10/31/2028	450,000	420,504
1.38%, 12/31/2028	450,000	418,957
1.38%, 11/15/2031 (a)	872,700	755,431
1.50%, 1/31/2027	629,800	612,013
1.50%, 11/30/2028	450,000	421,348
1.50%, 2/15/2030	450,000	410,344
1.63%, 10/31/2026	180,000	176,063
1.63%, 11/30/2026	180,000	175,774
1.63%, 8/15/2029	360,000	334,012
1.63%, 5/15/2031	842,800	750,487
1.75%, 12/31/2026	180,000	175,753
1.75%, 1/31/2029	420,000	395,161
1.75%, 11/15/2029	270,000	250,446
1.88%, 2/28/2027	420,000	409,648
1.88%, 2/28/2029	390,000	367,880
1.88%, 2/15/2032	827,800	734,478
2.00%, 11/15/2026	420,000	412,092
2.25%, 2/15/2027	360,000	353,137
2.25%, 8/15/2027	360,000	351,070
2.25%, 11/15/2027	360,000	350,016
2.38%, 5/15/2027	450,000	440,965
2.38%, 3/31/2029	390,000	373,638
2.38%, 5/15/2029	390,000	373,029
2.50%, 3/31/2027	420,000	412,945
2.63%, 5/31/2027	390,000	383,541
2.63%, 2/15/2029	480,000	464,475
2.63%, 7/31/2029	300,000	288,750
2.75%, 4/30/2027	390,000	384,622
2.75%, 7/31/2027	360,000	354,375
2.75%, 2/15/2028	480,000	470,512
2.75%, 5/31/2029	360,000	348,694
2.75%, 8/15/2032	812,800	755,650
2.88%, 5/15/2028	509,800	500,281
2.88%, 8/15/2028	509,800	499,524
2.88%, 4/30/2029	360,000	350,466
2.88%, 5/15/2032	812,800	764,159
3.13%, 8/31/2027	360,000	356,667
3.13%, 11/15/2028	480,000	472,687
3.13%, 8/31/2029	300,000	293,859
3.25%, 6/30/2027	360,000	357,666
3.25%, 6/30/2029	330,000	325,076
3.38%, 9/15/2027	432,400	430,441
3.38%, 9/15/2028	150,000	148,980
3.38%, 5/15/2033	797,800	766,387
3.50%, 9/30/2027	100,000	99,789
3.50%, 1/31/2028	330,000	329,123
3.50%, 4/30/2028	330,000	329,072
3.50%, 9/30/2029	233,800	232,174
3.50%, 1/31/2030	300,000	297,469
Security Description	Principal Amount	Value
3.50%, 4/30/2030	$285,000	$282,284
3.50%, 2/15/2033	812,800	789,178
3.63%, 8/31/2027	400,000	400,000
3.63%, 3/31/2028	330,000	330,103
3.63%, 5/31/2028	330,000	330,052
3.63%, 8/15/2028	350,000	350,027
3.63%, 8/31/2029	233,800	233,252
3.63%, 3/31/2030	270,000	268,903
3.63%, 8/31/2030	250,000	248,750
3.63%, 9/30/2030	175,000	174,111
3.63%, 9/30/2031	167,600	165,649
3.75%, 4/30/2027	300,000	300,445
3.75%, 6/30/2027	200,000	200,367
3.75%, 8/15/2027	416,900	417,763
3.75%, 4/15/2028	200,000	200,625
3.75%, 5/15/2028	200,000	200,656
3.75%, 12/31/2028	450,000	451,441
3.75%, 5/31/2030	270,000	270,190
3.75%, 6/30/2030	270,000	270,127
3.75%, 12/31/2030	330,000	329,691
3.75%, 8/31/2031	333,100	331,591
3.88%, 3/31/2027	550,000	551,676
3.88%, 5/31/2027	475,000	476,651
3.88%, 7/31/2027	65,000	65,269
3.88%, 10/15/2027	282,400	283,812
3.88%, 11/30/2027	330,000	331,753
3.88%, 12/31/2027	330,000	331,805
3.88%, 3/15/2028	100,000	100,633
3.88%, 6/15/2028	100,000	100,656
3.88%, 7/15/2028	100,000	100,656
3.88%, 9/30/2029	300,000	302,062
3.88%, 11/30/2029	270,000	271,751
3.88%, 12/31/2029	270,000	271,751
3.88%, 4/30/2030 (a)	300,000	301,922
3.88%, 6/30/2030	250,000	251,543
3.88%, 7/31/2030	200,000	201,219
3.88%, 8/31/2032	300,000	299,156
3.88%, 9/30/2032	200,000	199,344
3.88%, 8/15/2033	872,700	865,609
3.88%, 8/15/2034	650,600	640,739
4.00%, 1/15/2027	420,000	421,591
4.00%, 12/15/2027	111,100	112,020
4.00%, 2/29/2028	330,000	332,913
4.00%, 6/30/2028	330,000	333,248
4.00%, 1/31/2029	480,000	485,212
4.00%, 7/31/2029	186,400	188,482
4.00%, 10/31/2029	285,000	288,229
4.00%, 2/28/2030 (a)	647,000	654,582
4.00%, 3/31/2030	250,000	252,871
4.00%, 5/31/2030	350,000	354,129
4.00%, 7/31/2030	285,000	288,229
4.00%, 1/31/2031	330,000	333,480
4.00%, 4/30/2032	200,000	201,188
4.00%, 6/30/2032	325,000	326,727
4.00%, 7/31/2032	250,000	251,211

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/2034 (a)	$962,500	$960,094
4.13%, 10/31/2026	167,600	168,333
4.13%, 1/31/2027	460,700	463,201
4.13%, 2/15/2027	420,000	422,445
4.13%, 2/28/2027	517,200	520,331
4.13%, 9/30/2027	360,000	363,459
4.13%, 10/31/2027	330,000	333,352
4.13%, 11/15/2027	444,400	448,983
4.13%, 7/31/2028	330,000	334,383
4.13%, 3/31/2029	539,800	548,024
4.13%, 10/31/2029	249,300	253,293
4.13%, 11/30/2029 (a)	333,300	338,664
4.13%, 8/31/2030	300,000	305,039
4.13%, 3/31/2031	345,000	350,579
4.13%, 7/31/2031	281,700	286,014
4.13%, 10/31/2031	249,300	252,981
4.13%, 11/30/2031	277,600	281,569
4.13%, 2/29/2032	258,600	262,115
4.13%, 3/31/2032	200,000	202,688
4.13%, 5/31/2032	225,000	227,883
4.13%, 11/15/2032	782,800	791,851
4.25%, 11/30/2026	499,800	502,787
4.25%, 12/31/2026	499,800	503,041
4.25%, 3/15/2027	450,000	453,674
4.25%, 1/15/2028	194,500	197,159
4.25%, 2/15/2028	310,300	314,712
4.25%, 2/28/2029	509,800	519,518
4.25%, 6/30/2029	150,000	152,988
4.25%, 1/31/2030	194,500	198,633
4.25%, 2/28/2031 (a)	330,000	337,451
4.25%, 6/30/2031	261,400	267,118
4.25%, 11/15/2034	694,300	702,328
4.25%, 5/15/2035	725,000	731,797
4.25%, 8/15/2035	450,000	453,656
4.38%, 12/15/2026	420,000	423,281
4.38%, 7/15/2027	93,200	94,376
4.38%, 8/31/2028	360,000	367,341
4.38%, 11/30/2028	450,000	459,773
4.38%, 12/31/2029	227,800	233,726
4.38%, 11/30/2030	300,000	308,508
4.38%, 1/31/2032	277,600	285,299
4.38%, 5/15/2034	711,300	727,860
4.50%, 4/15/2027	480,000	485,944
4.50%, 5/15/2027	281,700	285,386
4.50%, 5/31/2029	450,000	462,656
4.50%, 12/31/2031	305,600	316,224
Security Description	Principal Amount	Value
4.50%, 11/15/2033	$917,500	$948,752
4.63%, 10/15/2026	360,000	363,319
4.63%, 11/15/2026	390,000	393,824
4.63%, 6/15/2027	93,200	94,685
4.63%, 9/30/2028	390,000	400,969
4.63%, 4/30/2029	569,800	588,007
4.63%, 9/30/2030	300,000	311,836
4.63%, 4/30/2031	360,000	374,794
4.63%, 5/31/2031	281,700	293,254
4.63%, 2/15/2035	684,500	711,452
4.88%, 10/31/2028	420,000	434,995
4.88%, 10/31/2030	300,000	315,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,002,378)		90,790,750
	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	368,467	368,467
State Street Navigator Securities Lending Portfolio II (d) (e)	331,800	331,800
TOTAL SHORT-TERM INVESTMENTS (Cost $700,267)		700,267
TOTAL INVESTMENTS — 99.6% (Cost $90,702,645)		91,491,017
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		357,967
NET ASSETS — 100.0%		$91,848,984
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$90,790,750	$—	$90,790,750
Short-Term Investments	700,267	—	—	700,267
TOTAL INVESTMENTS	$700,267	$90,790,750	$—	$91,491,017

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,709	$440,709	$2,073,403	$2,145,645	$—	$—	368,467	$368,467	$2,543
State Street Navigator Securities Lending Portfolio II	—	—	1,961,984	1,630,184	—	—	331,800	331,800	42
Total		$440,709	$4,035,387	$3,775,829	$—	$—		$700,267	$2,585
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.3%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$854,933	$772,164
1.50%, 12/1/2035	3,056,169	2,758,172
1.50%, 2/1/2036	2,556,542	2,305,943
1.50%, 4/1/2036	1,449,603	1,301,684
1.50%, 5/1/2036	3,327,487	2,987,177
1.50%, 6/1/2036	784,981	708,339
1.50%, 7/1/2036	642,073	576,110
1.50%, 12/1/2036	804,592	721,001
1.50%, 3/1/2037	9,980,078	8,933,334
1.50%, 4/1/2037	7,494,004	6,708,008
1.50%, 5/1/2041	3,510,700	2,952,192
1.50%, 1/1/2042	1,508,615	1,264,875
1.50%, 12/1/2050	2,126,591	1,649,096
1.50%, 2/1/2051	7,409,154	5,700,956
1.50%, 5/1/2051	2,269,436	1,745,927
1.50%, 6/1/2051	13,196,840	10,152,106
1.50%, 10/1/2051	8,348,626	6,421,162
1.50%, 11/1/2051	2,056,314	1,581,489
1.50%, 3/1/2052	2,039,798	1,568,550
2.00%, 3/1/2028	70,447	68,889
2.00%, 2/1/2032	1,121,702	1,065,737
2.00%, 7/1/2035	808,088	750,036
2.00%, 8/1/2035	2,323,170	2,159,705
2.00%, 9/1/2035	10,482,773	9,732,156
2.00%, 10/1/2035	144,128	133,833
2.00%, 11/1/2035	4,767,230	4,420,094
2.00%, 1/1/2036	851,618	788,866
2.00%, 4/1/2036	3,300,845	3,044,720
2.00%, 6/1/2036	1,019,499	940,121
2.00%, 8/1/2036	4,504,317	4,152,421
2.00%, 9/1/2036	4,913,998	4,538,691
2.00%, 10/1/2036	2,592,082	2,385,727
2.00%, 11/1/2036	309,660	285,310
2.00%, 12/1/2036	15,908,389	14,654,948
2.00%, 1/1/2037	4,762,752	4,380,516
2.00%, 2/1/2037	3,801,762	3,505,721
2.00%, 3/1/2037	630,423	581,620
2.00%, 4/1/2037	5,127,319	4,720,175
2.00%, 6/1/2037	2,875,282	2,666,069
2.00%, 5/1/2041	6,123,870	5,343,269
2.00%, 7/1/2041	4,792,642	4,175,752
2.00%, 8/1/2041	7,016,711	6,109,171
2.00%, 3/1/2042	8,748,729	7,600,209
2.00%, 4/1/2042	1,467,105	1,273,590
2.00%, 8/1/2050	5,348,805	4,362,077
2.00%, 9/1/2050	16,384,266	13,404,102
2.00%, 10/1/2050	9,746,781	7,943,115
2.00%, 11/1/2050	19,381,199	15,785,554
2.00%, 12/1/2050	24,407,679	19,881,851
2.00%, 1/1/2051	31,501,719	25,635,481
2.00%, 2/1/2051	32,119,673	26,202,302
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$14,681,964	$11,945,002
2.00%, 4/1/2051	32,092,240	26,097,744
2.00%, 5/1/2051	8,066,789	6,612,218
2.00%, 6/1/2051	1,666,035	1,357,520
2.00%, 7/1/2051	610,710	495,711
2.00%, 8/1/2051	4,973,837	4,035,507
2.00%, 9/1/2051	37,588,682	30,520,830
2.00%, 10/1/2051	7,401,473	6,002,453
2.00%, 11/1/2051	51,489,167	41,699,340
2.00%, 12/1/2051	3,569,214	2,905,936
2.00%, 1/1/2052	3,606,617	2,924,890
2.00%, 2/1/2052	44,460,405	36,013,350
2.00%, 3/1/2052	16,342,301	13,264,487
2.00%, 6/1/2052	2,543,276	2,059,633
2.50%, 4/1/2027	61,831	60,990
2.50%, 9/1/2027	57,039	56,188
2.50%, 10/1/2027	25,802	25,403
2.50%, 1/1/2028	85,477	84,138
2.50%, 4/1/2028	35,852	35,240
2.50%, 5/1/2028	30,860	30,399
2.50%, 6/1/2028	21,818	21,426
2.50%, 10/1/2029	9,428	9,199
2.50%, 1/1/2031	42,911	41,596
2.50%, 6/1/2031	220,364	212,913
2.50%, 10/1/2031	284,923	274,646
2.50%, 9/1/2032	525,771	507,687
2.50%, 11/1/2032	57,667	55,244
2.50%, 2/1/2033	45,459	43,563
2.50%, 4/1/2033	1,578,382	1,510,857
2.50%, 12/1/2033	1,127,572	1,079,789
2.50%, 1/1/2035	957,294	908,130
2.50%, 2/1/2035	352,264	331,969
2.50%, 4/1/2035	302,529	287,103
2.50%, 5/1/2035	1,007,336	955,585
2.50%, 7/1/2035	3,615,172	3,431,428
2.50%, 8/1/2035	2,025,233	1,918,853
2.50%, 9/1/2035	1,643,259	1,556,312
2.50%, 10/1/2035	764,756	724,292
2.50%, 11/1/2035	1,013,206	958,818
2.50%, 12/1/2035	398,135	376,610
2.50%, 1/1/2036	508,237	480,565
2.50%, 4/1/2036	389,179	367,182
2.50%, 7/1/2036	1,504,860	1,418,412
2.50%, 10/1/2036	584,671	550,544
2.50%, 1/1/2037	1,362,971	1,282,576
2.50%, 3/1/2037	804,617	756,825
2.50%, 4/1/2037	2,615,546	2,463,695
2.50%, 6/1/2037	6,403,268	6,046,828
2.50%, 2/1/2040	2,138,703	1,946,760
2.50%, 5/1/2040	90,876	82,579
2.50%, 8/1/2040	521,917	473,661
2.50%, 9/1/2040	2,368,777	2,148,844
2.50%, 6/1/2041	364,910	326,992
2.50%, 12/1/2041	2,290,187	2,045,836
2.50%, 4/1/2042	2,833,647	2,537,313

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,563,840	$4,972,789
2.50%, 4/1/2043	50,703	45,074
2.50%, 9/1/2046	76,374	66,071
2.50%, 1/1/2050	43,073	36,736
2.50%, 4/1/2050	937,152	807,396
2.50%, 5/1/2050	1,824,375	1,556,708
2.50%, 6/1/2050	8,641,526	7,438,990
2.50%, 7/1/2050	1,336,185	1,147,762
2.50%, 8/1/2050	8,278,162	7,052,202
2.50%, 9/1/2050	15,751,177	13,558,010
2.50%, 10/1/2050	42,178,841	36,230,392
2.50%, 11/1/2050	7,668,765	6,525,930
2.50%, 12/1/2050	11,813,915	10,049,692
2.50%, 1/1/2051	18,377,101	15,620,320
2.50%, 2/1/2051	4,731,783	4,029,358
2.50%, 3/1/2051	2,032,915	1,728,072
2.50%, 4/1/2051	2,821,481	2,380,387
2.50%, 6/1/2051	7,451,928	6,284,173
2.50%, 7/1/2051	4,900,335	4,157,717
2.50%, 8/1/2051	7,258,637	6,156,383
2.50%, 9/1/2051	46,066,935	39,109,491
2.50%, 10/1/2051	10,958,432	9,305,300
2.50%, 11/1/2051	31,427,369	26,625,793
2.50%, 12/1/2051	36,447,952	30,987,579
2.50%, 1/1/2052	8,538,872	7,256,821
2.50%, 2/1/2052	9,810,398	8,274,373
2.50%, 3/1/2052	10,466,433	8,884,279
2.50%, 4/1/2052	38,468,711	32,774,602
2.50%, 5/1/2052	21,259,066	17,999,071
2.50%, 7/1/2052	3,269,229	2,769,745
3.00%, 10/1/2026	10,888	10,804
3.00%, 11/1/2026	21,607	21,409
3.00%, 3/1/2027	161,573	160,010
3.00%, 6/1/2027	20,148	19,928
3.00%, 10/1/2028	15,068	14,902
3.00%, 2/1/2029	7,377	7,273
3.00%, 7/1/2029	14,099	13,875
3.00%, 8/1/2029	42,861	42,167
3.00%, 9/1/2029	10,098	9,932
3.00%, 10/1/2030	57,879	56,686
3.00%, 11/1/2030	76,705	75,110
3.00%, 12/1/2030	251,300	245,963
3.00%, 2/1/2031	224,209	219,111
3.00%, 8/1/2031	58,692	57,254
3.00%, 11/1/2031	49,682	48,739
3.00%, 2/1/2032	46,944	45,753
3.00%, 5/1/2032	150,467	146,342
3.00%, 6/1/2032	119,214	115,892
3.00%, 7/1/2032	57,147	55,554
3.00%, 10/1/2032	77,761	75,520
3.00%, 12/1/2032	1,390,506	1,349,837
3.00%, 1/1/2033	51,144	49,731
3.00%, 2/1/2033	67,994	66,029
3.00%, 3/1/2033	1,340,127	1,296,834
3.00%, 4/1/2033	1,581,986	1,542,734
Security Description	Principal Amount	Value
3.00%, 5/1/2033	$42,434	$41,095
3.00%, 7/1/2033	459,756	447,281
3.00%, 9/1/2034	1,072,777	1,036,876
3.00%, 1/1/2035	1,411,725	1,365,905
3.00%, 4/1/2035	154,224	147,609
3.00%, 6/1/2035	174,464	166,840
3.00%, 7/1/2035	3,048,929	2,943,726
3.00%, 12/1/2035	4,834,940	4,670,325
3.00%, 4/1/2036	130,095	123,987
3.00%, 8/1/2036	224,694	216,199
3.00%, 9/1/2036	129,836	124,374
3.00%, 6/1/2037	719,222	695,358
3.00%, 11/1/2037	2,069,564	1,983,807
3.00%, 1/1/2038	78,844	74,537
3.00%, 2/1/2038	487,682	462,355
3.00%, 11/1/2039	64,981	60,679
3.00%, 4/1/2042	2,403,065	2,214,288
3.00%, 6/1/2042	1,453,088	1,335,027
3.00%, 8/1/2042	106,539	97,883
3.00%, 9/1/2042	82,709	75,989
3.00%, 11/1/2042	658,290	605,316
3.00%, 1/1/2043	310,519	285,639
3.00%, 2/1/2043	455,418	419,058
3.00%, 3/1/2043	132,025	121,769
3.00%, 4/1/2043	1,145,543	1,055,296
3.00%, 5/1/2043	574,265	529,110
3.00%, 6/1/2043	34,077	31,430
3.00%, 7/1/2043	58,602	54,050
3.00%, 8/1/2043	37,030	34,153
3.00%, 9/1/2043	37,534	34,618
3.00%, 10/1/2043	39,129	36,090
3.00%, 12/1/2044	75,937	69,354
3.00%, 1/1/2045	306,646	280,360
3.00%, 6/1/2045	308,781	280,107
3.00%, 7/1/2045	404,104	366,702
3.00%, 8/1/2045	338,646	311,510
3.00%, 5/1/2046	88,276	79,938
3.00%, 6/1/2046	1,738,202	1,600,286
3.00%, 7/1/2046	4,581,428	4,151,575
3.00%, 8/1/2046	855,378	773,707
3.00%, 9/1/2046	1,596,288	1,435,957
3.00%, 10/1/2046	587,075	531,971
3.00%, 11/1/2046	128,716	116,558
3.00%, 12/1/2046	2,991,360	2,707,659
3.00%, 1/1/2047	610,841	552,705
3.00%, 2/1/2047	5,827,239	5,247,293
3.00%, 5/1/2047	618,122	561,928
3.00%, 7/1/2047	652,835	590,629
3.00%, 12/1/2047	202,324	182,081
3.00%, 1/1/2048	857,487	771,692
3.00%, 2/1/2048	78,904	71,010
3.00%, 3/1/2048	471,596	424,411
3.00%, 10/1/2048	456,253	410,603
3.00%, 5/1/2049	79,205	70,594
3.00%, 7/1/2049	44,542	39,699

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2049	$994,857	$886,700
3.00%, 9/1/2049	796,135	709,582
3.00%, 10/1/2049	1,886,870	1,689,646
3.00%, 12/1/2049	402,271	360,293
3.00%, 1/1/2050	1,012,082	903,943
3.00%, 2/1/2050	9,763,067	8,733,470
3.00%, 3/1/2050	859,219	769,833
3.00%, 4/1/2050	5,961,186	5,318,103
3.00%, 5/1/2050	326,012	291,969
3.00%, 8/1/2050	2,291,730	2,057,019
3.00%, 9/1/2050	4,392,834	3,889,615
3.00%, 11/1/2050	3,533,396	3,129,627
3.00%, 1/1/2051	1,773,927	1,578,645
3.00%, 4/1/2051	1,310,962	1,163,557
3.00%, 5/1/2051	5,111,806	4,544,178
3.00%, 6/1/2051	18,009,810	15,986,170
3.00%, 7/1/2051	18,457,260	16,444,023
3.00%, 10/1/2051	2,946,192	2,610,362
3.00%, 11/1/2051	1,395,596	1,235,651
3.00%, 12/1/2051	4,783,245	4,230,878
3.00%, 1/1/2052	6,821,810	6,031,628
3.00%, 2/1/2052	9,487,532	8,401,890
3.00%, 3/1/2052	19,999,451	17,629,111
3.00%, 4/1/2052	9,945,176	8,800,535
3.00%, 5/1/2052	13,012,435	11,475,337
3.00%, 6/1/2052	6,126,088	5,435,343
3.00%, 8/1/2052	16,797,739	14,800,188
3.50%, 2/1/2026	2,435	2,425
3.50%, 10/1/2026	7,889	7,844
3.50%, 1/1/2029	6,193	6,146
3.50%, 3/1/2029	147,480	146,084
3.50%, 4/1/2029	50,544	50,063
3.50%, 6/1/2029	12,501	12,389
3.50%, 8/1/2029	6,761	6,700
3.50%, 9/1/2029	160,719	159,058
3.50%, 2/1/2030	4,594	4,551
3.50%, 1/1/2034	48,074	47,122
3.50%, 3/1/2034	156,116	152,765
3.50%, 8/1/2034	55,236	53,955
3.50%, 7/1/2035	83,585	81,294
3.50%, 10/1/2037	821,991	798,774
3.50%, 7/1/2038	1,785,239	1,732,005
3.50%, 2/1/2039	34,749	33,486
3.50%, 3/1/2039	105,579	101,360
3.50%, 4/1/2039	59,642	57,514
3.50%, 2/1/2040	993,891	958,960
3.50%, 10/1/2041	428,848	405,464
3.50%, 2/1/2042	273,873	258,887
3.50%, 7/1/2042	9,975	9,433
3.50%, 8/1/2042	384,119	365,682
3.50%, 9/1/2042	95,932	90,606
3.50%, 3/1/2043	55,601	52,845
3.50%, 5/1/2043	147,692	140,367
3.50%, 8/1/2043	772,405	733,215
3.50%, 11/1/2043	22,911	21,775
Security Description	Principal Amount	Value
3.50%, 12/1/2043	$398,546	$378,997
3.50%, 1/1/2044	241,525	228,115
3.50%, 5/1/2044	69,752	65,529
3.50%, 6/1/2044	39,960	37,585
3.50%, 8/1/2044	54,917	51,613
3.50%, 10/1/2044	294,792	277,270
3.50%, 11/1/2044	31,435	29,566
3.50%, 12/1/2044	216,336	203,302
3.50%, 1/1/2045	397,467	373,425
3.50%, 2/1/2045	74,003	69,604
3.50%, 3/1/2045	152,269	143,952
3.50%, 7/1/2045	71,336	66,961
3.50%, 8/1/2045	71,281	66,722
3.50%, 10/1/2045	67,484	63,167
3.50%, 11/1/2045	139,114	130,117
3.50%, 12/1/2045	432,607	404,339
3.50%, 1/1/2046	398,749	373,990
3.50%, 3/1/2046	551,059	515,568
3.50%, 5/1/2046	174,313	162,976
3.50%, 7/1/2046	2,466,362	2,324,899
3.50%, 12/1/2046	215,569	201,639
3.50%, 2/1/2047	2,998,207	2,803,430
3.50%, 6/1/2047	1,081,053	1,010,402
3.50%, 7/1/2047	124,103	115,545
3.50%, 8/1/2047	110,463	102,970
3.50%, 9/1/2047	2,512,674	2,339,289
3.50%, 10/1/2047	744,780	694,126
3.50%, 11/1/2047	1,323,445	1,255,895
3.50%, 12/1/2047	141,245	131,665
3.50%, 2/1/2048	674,381	627,849
3.50%, 3/1/2048	3,746,712	3,474,585
3.50%, 5/1/2048	145,947	136,218
3.50%, 6/1/2048	95,492	88,864
3.50%, 7/1/2048	1,177,692	1,094,573
3.50%, 11/1/2048	515,674	482,192
3.50%, 2/1/2049	1,700,347	1,583,089
3.50%, 3/1/2049	1,146,670	1,062,886
3.50%, 4/1/2049	413,026	381,857
3.50%, 6/1/2049	84,926	78,510
3.50%, 7/1/2049	616,081	569,539
3.50%, 8/1/2049	1,063,156	987,579
3.50%, 9/1/2049	1,401,484	1,302,775
3.50%, 10/1/2049	483,015	448,845
3.50%, 12/1/2049	19,269,360	17,996,245
3.50%, 1/1/2050	13,750,314	12,699,329
3.50%, 5/1/2050	1,340,704	1,239,415
3.50%, 6/1/2050	282,253	260,876
3.50%, 5/1/2051	450,175	414,533
3.50%, 6/1/2051	1,252,511	1,151,508
3.50%, 7/1/2051	137,508	126,409
3.50%, 9/1/2051	364,322	334,859
3.50%, 11/1/2051	4,937,492	4,559,223
3.50%, 2/1/2052	1,088,179	1,001,997
3.50%, 3/1/2052	8,705,514	7,959,200
3.50%, 4/1/2052	3,205,182	2,948,331

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/1/2052	$629,084	$576,682
3.50%, 7/1/2052	1,218,891	1,122,605
3.50%, 9/1/2052	27,455,763	25,162,354
3.50%, 11/1/2052	13,125,530	12,027,110
4.00%, 2/1/2027	2,909	2,900
4.00%, 11/1/2033	18,406	18,297
4.00%, 6/1/2035	42,945	42,588
4.00%, 4/1/2038	1,190,196	1,171,873
4.00%, 10/1/2039	171,984	167,626
4.00%, 12/1/2039	450,312	443,098
4.00%, 10/1/2040	369,015	359,574
4.00%, 12/1/2040	132,598	129,202
4.00%, 1/1/2041	229,837	223,940
4.00%, 2/1/2041	23,844	23,233
4.00%, 12/1/2041	27,454	26,806
4.00%, 2/1/2042	70,421	68,676
4.00%, 4/1/2042	12,725	12,424
4.00%, 6/1/2042	51,741	50,272
4.00%, 10/1/2043	69,294	67,656
4.00%, 12/1/2043	424,834	412,239
4.00%, 5/1/2044	29,762	28,763
4.00%, 7/1/2044	97,624	94,295
4.00%, 8/1/2044	51,985	50,180
4.00%, 10/1/2044	48,249	46,630
4.00%, 11/1/2044	231,752	223,714
4.00%, 12/1/2044	12,946	12,512
4.00%, 2/1/2045	247,221	238,567
4.00%, 4/1/2045	16,382	15,827
4.00%, 5/1/2045	553,370	537,113
4.00%, 9/1/2045	54,703	52,788
4.00%, 10/1/2045	309,490	298,719
4.00%, 11/1/2045	179,185	172,912
4.00%, 12/1/2045	140,684	135,867
4.00%, 1/1/2046	321,085	310,812
4.00%, 2/1/2046	1,085,377	1,047,379
4.00%, 9/1/2046	80,426	78,078
4.00%, 12/1/2046	121,337	117,090
4.00%, 1/1/2047	1,813,575	1,740,906
4.00%, 2/1/2047	828,085	793,155
4.00%, 5/1/2047	54,866	52,610
4.00%, 6/1/2047	60,608	58,189
4.00%, 7/1/2047	222,888	213,560
4.00%, 8/1/2047	117,255	112,573
4.00%, 9/1/2047	59,186	56,823
4.00%, 11/1/2047	124,933	120,513
4.00%, 12/1/2047	66,263	63,618
4.00%, 2/1/2048	450,369	431,878
4.00%, 3/1/2048	116,246	111,473
4.00%, 4/1/2048	100,011	95,817
4.00%, 5/1/2048	84,289	80,754
4.00%, 6/1/2048	1,445,177	1,397,474
4.00%, 7/1/2048	89,717	85,954
4.00%, 9/1/2048	805,687	770,987
4.00%, 10/1/2048	891,942	851,211
4.00%, 11/1/2048	455,066	438,449
Security Description	Principal Amount	Value
4.00%, 12/1/2048	$587,723	$566,214
4.00%, 1/1/2049	725,293	703,277
4.00%, 3/1/2049	1,316,148	1,259,161
4.00%, 4/1/2049	1,492,110	1,434,801
4.00%, 6/1/2049	404,925	386,966
4.00%, 7/1/2049	852,733	817,227
4.00%, 8/1/2049	126,018	120,429
4.00%, 9/1/2049	323,296	308,958
4.00%, 12/1/2049	48,339	46,195
4.00%, 1/1/2050	997,145	952,922
4.00%, 4/1/2050	105,623	100,637
4.00%, 5/1/2050	212,149	202,135
4.00%, 6/1/2050	273,406	260,502
4.00%, 7/1/2050	463,482	443,874
4.00%, 2/1/2051	8,451,015	8,076,212
4.00%, 4/1/2052	840,545	794,378
4.00%, 5/1/2052	592,769	560,120
4.00%, 7/1/2052	2,688,470	2,540,389
4.00%, 8/1/2052	16,371,684	15,507,731
4.00%, 10/1/2052	14,823,133	14,037,944
4.00%, 11/1/2052	11,995,884	11,347,842
4.00%, 1/1/2053	3,682,176	3,482,687
4.00%, 5/1/2053	5,244,493	4,953,927
4.00%, 1/1/2054	921,666	871,876
4.50%, 2/1/2039	24,709	24,780
4.50%, 7/1/2041	49,685	49,628
4.50%, 9/1/2041	12,367	12,353
4.50%, 10/1/2041	101,200	101,706
4.50%, 1/1/2043	1,315,500	1,308,281
4.50%, 10/1/2043	31,162	31,032
4.50%, 3/1/2044	36,650	36,345
4.50%, 7/1/2044	133,339	132,229
4.50%, 8/1/2044	216,487	215,326
4.50%, 9/1/2044	87,727	87,528
4.50%, 10/1/2044	32,044	31,740
4.50%, 7/1/2045	124,143	124,763
4.50%, 8/1/2045	14,764	14,677
4.50%, 3/1/2046	131,404	130,401
4.50%, 8/1/2046	85,638	85,193
4.50%, 3/1/2047	190,440	189,106
4.50%, 7/1/2047	205,098	203,388
4.50%, 12/1/2047	96,235	94,999
4.50%, 6/1/2048	659,283	652,941
4.50%, 7/1/2048	34,002	33,549
4.50%, 8/1/2048	103,705	102,201
4.50%, 9/1/2048	1,155,081	1,139,516
4.50%, 11/1/2048	18,459	18,213
4.50%, 1/1/2049	942,920	932,307
4.50%, 3/1/2049	2,119,318	2,099,391
4.50%, 4/1/2049	96,375	94,762
4.50%, 5/1/2049	210,030	206,521
4.50%, 8/1/2049	2,864,711	2,822,476
4.50%, 9/1/2049	349,679	343,837
4.50%, 2/1/2050	373,263	367,026
4.50%, 4/1/2050	501,101	492,087

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2052	$3,855,509	$3,759,155
4.50%, 7/1/2052	200,354	196,132
4.50%, 9/1/2052	2,717,708	2,652,283
4.50%, 10/1/2052	14,780,180	14,403,997
4.50%, 11/1/2052	4,720,747	4,599,865
4.50%, 12/1/2052	2,018,057	1,966,070
4.50%, 1/1/2053	5,733,929	5,586,217
4.50%, 5/1/2053	9,035,989	8,797,786
5.00%, 12/1/2033	104,320	106,046
5.00%, 2/1/2038	677,320	684,870
5.00%, 9/1/2038	12,348	12,605
5.00%, 9/1/2039	49,704	50,750
5.00%, 12/1/2039	164,649	167,891
5.00%, 1/1/2040	75,621	77,110
5.00%, 4/1/2040	5,115,587	5,169,754
5.00%, 8/1/2040	3,500,918	3,537,988
5.00%, 12/1/2041	33,390	34,102
5.00%, 12/1/2044	2,874,395	2,891,705
5.00%, 7/1/2045	7,764,062	7,803,870
5.00%, 7/1/2048	103,546	104,740
5.00%, 8/1/2048	506,970	511,700
5.00%, 9/1/2048	1,244,993	1,256,796
5.00%, 5/1/2049	779,733	784,280
5.00%, 9/1/2049	3,547,881	3,591,940
5.00%, 10/1/2049	1,406,100	1,419,331
5.00%, 11/1/2049	565,243	570,287
5.00%, 3/1/2050	1,177,550	1,189,630
5.00%, 7/1/2050	866,241	875,165
5.00%, 7/1/2052	1,297,659	1,301,111
5.00%, 8/1/2052	1,146,991	1,148,963
5.00%, 9/1/2052	10,489,540	10,471,354
5.00%, 10/1/2052	11,254,209	11,229,947
5.00%, 12/1/2052	7,089,139	7,116,956
5.00%, 1/1/2053	1,439,394	1,442,722
5.00%, 2/1/2053	15,776,779	15,727,960
5.00%, 4/1/2053	2,567,680	2,554,438
5.00%, 6/1/2053	1,689,863	1,693,694
5.00%, 7/1/2053	15,849,692	15,771,609
5.00%, 9/1/2053	2,104,583	2,105,985
5.00%, 12/1/2053	4,837,723	4,809,945
5.00%, 9/1/2054	789,464	783,799
5.00%, 11/1/2054	17,111,412	16,973,800
5.00%, 1/1/2055	24,537,787	24,340,451
5.50%, 9/1/2035	2,114	2,197
5.50%, 12/1/2036	6,998	7,280
5.50%, 7/1/2037	63,972	66,553
5.50%, 4/1/2038	28,507	29,646
5.50%, 5/1/2038	2,127	2,213
5.50%, 8/1/2038	78,762	81,942
5.50%, 11/1/2052	515,921	523,035
5.50%, 12/1/2052	2,647,976	2,699,004
5.50%, 2/1/2053	19,073,519	19,311,557
5.50%, 3/1/2053	2,253,950	2,299,454
5.50%, 4/1/2053	392,681	398,515
5.50%, 5/1/2053	2,328,804	2,371,370
Security Description	Principal Amount	Value
5.50%, 7/1/2053	$27,736,226	$28,061,269
5.50%, 8/1/2053	205,569	207,628
5.50%, 9/1/2053	2,692,576	2,740,586
5.50%, 3/1/2054	37,793,859	38,155,345
5.50%, 6/1/2054	867,907	877,190
5.50%, 10/1/2054	4,654,235	4,740,838
5.50%, 11/1/2054	46,139,251	46,551,962
5.50%, 1/1/2055	5,215,125	5,295,309
5.50%, 5/1/2055	5,399,807	5,446,802
5.50%, 6/1/2055	24,658,012	24,872,611
5.50%, 8/1/2055	1,500,000	1,513,055
6.00%, 10/1/2038	291,355	300,910
6.00%, 7/1/2040	156,673	165,463
6.00%, 10/1/2052	1,931,171	1,980,827
6.00%, 12/1/2052	375,496	385,132
6.00%, 2/1/2053	11,127,291	11,412,892
6.00%, 3/1/2053	1,421,212	1,476,392
6.00%, 4/1/2053	851,426	879,076
6.00%, 8/1/2053	5,709,107	5,846,541
6.00%, 9/1/2053	7,270,994	7,514,529
6.00%, 10/1/2053	2,015,816	2,072,034
6.00%, 11/1/2053	23,228,671	23,791,290
6.00%, 12/1/2053	12,590,702	12,887,824
6.00%, 6/1/2054	27,053,250	27,736,008
6.00%, 8/1/2054	58,917,811	60,405,289
6.00%, 9/1/2054	10,906,145	11,151,733
6.00%, 6/1/2055	17,474,678	17,858,802
6.00%, 8/1/2055	61,621,300	62,975,843
6.50%, 1/1/2053	4,034,926	4,191,236
6.50%, 2/1/2053	917,529	960,077
6.50%, 5/1/2053	360,971	377,217
6.50%, 6/1/2053	1,665,000	1,721,443
6.50%, 8/1/2053	1,612,676	1,667,344
6.50%, 10/1/2053	13,834,225	14,303,196
6.50%, 11/1/2053	2,528,555	2,632,486
6.50%, 12/1/2053	19,098,568	20,000,556
6.50%, 1/1/2054	10,729,841	11,093,575
6.50%, 2/1/2054	3,741,585	3,909,977
6.50%, 10/1/2054	2,894,277	2,991,669
6.50%, 2/1/2055	4,335,947	4,481,852
7.00%, 1/1/2054	7,371,298	7,714,111
7.00%, 9/1/2055	7,495,704	7,851,792
Federal National Mortgage Association:
1.50%, 10/1/2035	1,067,390	964,052
1.50%, 11/1/2035	2,089,119	1,892,155
1.50%, 12/1/2035	1,651,555	1,494,972
1.50%, 1/1/2036	1,585,314	1,430,186
1.50%, 2/1/2036	4,936,106	4,455,378
1.50%, 3/1/2036	581,473	522,273
1.50%, 4/1/2036	919,481	825,964
1.50%, 6/1/2036	718,924	645,232
1.50%, 7/1/2036	2,080,923	1,867,140
1.50%, 8/1/2036	425,949	382,091
1.50%, 9/1/2036	2,861,127	2,565,866

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 10/1/2036	$763,468	$684,503
1.50%, 11/1/2036	1,854,397	1,670,712
1.50%, 12/1/2036	293,437	262,951
1.50%, 1/1/2037	28,186,080	25,251,271
1.50%, 3/1/2037	21,135,458	18,918,699
1.50%, 4/1/2037	2,237,402	2,002,736
1.50%, 5/1/2041	4,245,832	3,570,374
1.50%, 10/1/2041	1,472,980	1,236,366
1.50%, 1/1/2042	3,908,399	3,278,149
1.50%, 12/1/2050	16,652,908	12,814,833
1.50%, 1/1/2051	5,788,225	4,453,736
1.50%, 2/1/2051	4,829,431	3,723,829
1.50%, 3/1/2051	7,357,455	5,660,821
1.50%, 5/1/2051	771,108	593,230
1.50%, 6/1/2051	1,218,079	941,527
1.50%, 7/1/2051	4,004,115	3,080,297
1.50%, 9/1/2051	4,125,922	3,174,129
1.50%, 10/1/2051	16,814,946	12,932,847
1.50%, 11/1/2051	10,309,832	7,929,182
1.50%, 3/1/2052	1,757,120	1,351,178
1.50%, 4/1/2052	6,134,844	4,718,956
2.00%, 2/1/2028	138,912	135,940
2.00%, 11/1/2031	48,719	46,374
2.00%, 2/1/2032	388,868	369,717
2.00%, 4/1/2035	155,577	144,544
2.00%, 5/1/2035	883,385	820,467
2.00%, 7/1/2035	135,641	125,855
2.00%, 8/1/2035	2,797,604	2,604,205
2.00%, 9/1/2035	9,370,350	8,700,406
2.00%, 10/1/2035	7,705,343	7,149,673
2.00%, 11/1/2035	2,317,314	2,147,987
2.00%, 12/1/2035	6,865,982	6,362,842
2.00%, 1/1/2036	2,639,970	2,445,934
2.00%, 2/1/2036	3,758,222	3,485,902
2.00%, 3/1/2036	1,899,816	1,760,005
2.00%, 4/1/2036	3,209,285	2,971,620
2.00%, 5/1/2036	15,147,574	14,008,307
2.00%, 7/1/2036	16,021,657	14,771,778
2.00%, 9/1/2036	301,251	277,345
2.00%, 10/1/2036	1,693,785	1,559,242
2.00%, 11/1/2036	1,058,436	973,896
2.00%, 12/1/2036	22,081,153	20,341,353
2.00%, 2/1/2037	1,481,310	1,365,280
2.00%, 3/1/2037	4,128,463	3,804,631
2.00%, 4/1/2037	943,319	869,341
2.00%, 5/1/2037	3,956,989	3,638,902
2.00%, 6/1/2037	4,350,757	4,017,952
2.00%, 8/1/2040	498,123	437,665
2.00%, 10/1/2040	2,443,819	2,143,823
2.00%, 11/1/2040	5,163,723	4,526,264
2.00%, 12/1/2040	2,935,757	2,571,306
2.00%, 1/1/2041	7,245,872	6,341,335
2.00%, 5/1/2041	1,357,274	1,184,265
2.00%, 6/1/2041	461,692	402,553
2.00%, 10/1/2041	5,545,742	4,834,461
Security Description	Principal Amount	Value
2.00%, 11/1/2041	$6,590,645	$5,725,878
2.00%, 12/1/2041	798,442	693,067
2.00%, 2/1/2042	3,099,919	2,687,374
2.00%, 4/1/2042	3,592,293	3,120,702
2.00%, 5/1/2042	4,745,575	4,119,622
2.00%, 8/1/2042	5,165,901	4,478,410
2.00%, 6/1/2050	2,124,266	1,733,871
2.00%, 7/1/2050	10,564,775	8,707,002
2.00%, 8/1/2050	4,133,809	3,407,575
2.00%, 9/1/2050	9,317,033	7,621,272
2.00%, 10/1/2050	19,868,961	16,209,871
2.00%, 11/1/2050	50,460,371	41,311,505
2.00%, 12/1/2050	25,090,327	20,483,924
2.00%, 1/1/2051	57,350,378	46,885,351
2.00%, 2/1/2051	75,526,770	61,728,433
2.00%, 3/1/2051	58,712,791	47,905,476
2.00%, 4/1/2051	30,833,171	25,087,678
2.00%, 5/1/2051	32,925,786	26,899,463
2.00%, 6/1/2051	17,465,670	14,096,937
2.00%, 7/1/2051	67,957,091	55,254,705
2.00%, 8/1/2051	6,785,420	5,506,753
2.00%, 9/1/2051	34,555,012	28,030,511
2.00%, 10/1/2051	42,530,666	34,483,095
2.00%, 11/1/2051	79,767,428	64,766,254
2.00%, 12/1/2051	1,129,737	921,539
2.00%, 1/1/2052	9,792,135	7,941,871
2.00%, 2/1/2052	90,734,763	73,536,999
2.00%, 3/1/2052	4,926,045	3,981,081
2.00%, 4/1/2052	7,469,511	6,049,066
2.00%, 5/1/2052	1,717,943	1,391,451
2.00%, 6/1/2052	3,809,688	3,071,908
2.00%, 10/1/2052	6,922,470	5,609,891
2.50%, 12/1/2027	175,356	172,421
2.50%, 3/1/2028	31,809	31,266
2.50%, 5/1/2028	88,720	87,125
2.50%, 7/1/2028	67,876	66,567
2.50%, 8/1/2028	30,900	30,302
2.50%, 9/1/2028	333,413	327,763
2.50%, 10/1/2028	14,001	13,741
2.50%, 12/1/2028	363,440	357,350
2.50%, 3/1/2029	70,756	69,537
2.50%, 6/1/2029	1,090,638	1,072,045
2.50%, 8/1/2029	70,925	69,694
2.50%, 2/1/2030	14,557	14,163
2.50%, 4/1/2030	71,790	69,899
2.50%, 5/1/2030	21,422	20,820
2.50%, 6/1/2030	367,062	356,558
2.50%, 7/1/2030	348,265	341,897
2.50%, 8/1/2030	441,864	429,896
2.50%, 11/1/2030	74,922	72,641
2.50%, 8/1/2031	591,697	571,281
2.50%, 9/1/2031	734,202	708,321
2.50%, 10/1/2031	915,513	891,536
2.50%, 11/1/2031	792,363	764,469
2.50%, 12/1/2031	102,635	98,888

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2032	$85,389	$82,279
2.50%, 2/1/2032	277,592	267,742
2.50%, 4/1/2032	217,130	208,293
2.50%, 6/1/2032	1,233,714	1,192,196
2.50%, 8/1/2032	171,846	165,618
2.50%, 10/1/2032	256,043	245,398
2.50%, 11/1/2032	167,063	160,142
2.50%, 12/1/2032	50,041	47,910
2.50%, 1/1/2033	378,147	363,475
2.50%, 4/1/2033	388,389	374,495
2.50%, 12/1/2033	1,329,090	1,285,315
2.50%, 6/1/2034	106,727	101,099
2.50%, 8/1/2034	491,291	472,496
2.50%, 10/1/2034	190,284	179,988
2.50%, 11/1/2034	1,083,098	1,022,936
2.50%, 12/1/2034	734,456	692,737
2.50%, 1/1/2035	2,257,108	2,131,932
2.50%, 2/1/2035	3,751,590	3,537,047
2.50%, 4/1/2035	685,221	643,765
2.50%, 6/1/2035	4,231,004	4,013,256
2.50%, 7/1/2035	802,886	765,054
2.50%, 8/1/2035	5,904,802	5,597,641
2.50%, 11/1/2035	1,267,572	1,199,598
2.50%, 1/1/2036	290,842	275,220
2.50%, 2/1/2036	1,431,629	1,354,878
2.50%, 7/1/2036	2,131,280	2,013,062
2.50%, 10/1/2036	655,509	610,713
2.50%, 11/1/2036	346,338	326,016
2.50%, 2/1/2037	569,194	535,292
2.50%, 3/1/2037	2,495,119	2,346,413
2.50%, 2/1/2040	2,490,122	2,266,641
2.50%, 7/1/2040	223,604	203,016
2.50%, 2/1/2041	3,951,786	3,577,238
2.50%, 6/1/2041	2,579,400	2,311,372
2.50%, 4/1/2042	6,287,432	5,629,912
2.50%, 12/1/2042	201,020	178,702
2.50%, 1/1/2043	3,155,791	2,805,430
2.50%, 2/1/2043	890,688	791,802
2.50%, 4/1/2043	194,790	173,280
2.50%, 5/1/2043	149,663	133,137
2.50%, 8/1/2046	209,105	180,896
2.50%, 10/1/2046	619,414	535,853
2.50%, 4/1/2048	225,692	195,246
2.50%, 11/1/2049	10,906,789	9,302,214
2.50%, 12/1/2049	1,167,232	995,512
2.50%, 1/1/2050	534,780	456,104
2.50%, 2/1/2050	791,716	675,241
2.50%, 3/1/2050	3,330,048	2,866,312
2.50%, 5/1/2050	4,127,743	3,508,005
2.50%, 6/1/2050	23,574,785	20,320,737
2.50%, 7/1/2050	20,852,122	17,697,574
2.50%, 8/1/2050	26,347,368	22,671,742
2.50%, 9/1/2050	11,354,235	9,705,336
2.50%, 10/1/2050	13,627,226	11,583,596
2.50%, 11/1/2050	2,456,145	2,098,386
Security Description	Principal Amount	Value
2.50%, 12/1/2050	$1,611,409	$1,376,369
2.50%, 2/1/2051	8,277,103	7,047,987
2.50%, 3/1/2051	5,917,020	5,020,068
2.50%, 4/1/2051	21,743,384	18,507,840
2.50%, 5/1/2051	17,777,760	15,212,814
2.50%, 7/1/2051	29,087,234	24,738,533
2.50%, 8/1/2051	25,733,375	21,847,351
2.50%, 9/1/2051	28,119,890	23,893,449
2.50%, 10/1/2051	30,134,171	25,567,137
2.50%, 11/1/2051	14,388,997	12,187,222
2.50%, 12/1/2051	4,546,940	3,850,836
2.50%, 1/1/2052	83,719,840	71,064,867
2.50%, 2/1/2052	14,847,542	12,581,724
2.50%, 3/1/2052	2,934,597	2,512,096
2.50%, 4/1/2052	3,739,747	3,199,938
2.50%, 6/1/2052	8,912,670	7,545,256
2.50%, 7/1/2052	9,106,028	7,706,495
2.50%, 8/1/2052	2,754,751	2,331,894
2.50%, 9/1/2052	5,323,055	4,504,835
2.50%, 1/1/2054	5,911,716	5,010,924
3.00%, 12/1/2026	10,539	10,443
3.00%, 2/1/2027	1,949	1,930
3.00%, 4/1/2027	17,405	17,227
3.00%, 7/1/2027	23,022	22,778
3.00%, 8/1/2027	74,393	73,582
3.00%, 6/1/2028	157,690	155,752
3.00%, 9/1/2028	17,468	17,283
3.00%, 10/1/2028	12,180	12,006
3.00%, 11/1/2028	19,029	18,763
3.00%, 6/1/2029	212,411	209,194
3.00%, 7/1/2029	18,149	17,847
3.00%, 8/1/2029	25,126	24,693
3.00%, 9/1/2029	9,860	9,684
3.00%, 10/1/2029	43,093	42,328
3.00%, 2/1/2030	60,685	59,623
3.00%, 3/1/2030	527,351	517,376
3.00%, 4/1/2030	33,926	33,274
3.00%, 5/1/2030	218,537	215,658
3.00%, 6/1/2030	12,176	11,944
3.00%, 7/1/2030	157,445	155,068
3.00%, 9/1/2030	122,601	120,871
3.00%, 11/1/2030	100,162	97,988
3.00%, 12/1/2030	21,588	21,126
3.00%, 1/1/2031	421,769	415,620
3.00%, 4/1/2031	119,126	116,376
3.00%, 1/1/2032	73,884	71,964
3.00%, 6/1/2032	39,789	39,249
3.00%, 7/1/2032	126,104	122,601
3.00%, 8/1/2032	472,480	459,117
3.00%, 11/1/2032	1,376,008	1,342,066
3.00%, 12/1/2032	286,181	278,730
3.00%, 1/1/2033	60,475	58,700
3.00%, 2/1/2033	645,051	625,700
3.00%, 3/1/2033	216,782	209,792
3.00%, 5/1/2033	36,748	35,693

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/1/2033	$2,146,231	$2,091,826
3.00%, 2/1/2034	452,331	439,387
3.00%, 7/1/2034	441,800	427,235
3.00%, 10/1/2034	365,375	352,095
3.00%, 11/1/2034	319,578	308,771
3.00%, 1/1/2035	389,140	374,569
3.00%, 2/1/2035	732,203	704,512
3.00%, 3/1/2035	183,736	177,466
3.00%, 4/1/2035	648,195	627,068
3.00%, 5/1/2035	2,157,711	2,084,082
3.00%, 12/1/2035	97,558	94,229
3.00%, 2/1/2036	873,335	831,827
3.00%, 6/1/2036	1,156,317	1,100,452
3.00%, 7/1/2036	823,369	783,365
3.00%, 8/1/2036	1,211,488	1,152,306
3.00%, 9/1/2036	119,729	113,818
3.00%, 12/1/2036	154,854	147,436
3.00%, 6/1/2037	3,273,058	3,122,775
3.00%, 8/1/2037	70,207	66,393
3.00%, 3/1/2038	519,969	490,910
3.00%, 8/1/2038	1,514,718	1,440,317
3.00%, 11/1/2039	111,435	104,057
3.00%, 2/1/2040	1,000,205	933,980
3.00%, 3/1/2040	2,263,830	2,138,358
3.00%, 4/1/2040	2,056,156	1,913,857
3.00%, 11/1/2041	4,642,702	4,199,124
3.00%, 6/1/2042	8,568,244	7,895,150
3.00%, 9/1/2042	61,104	56,139
3.00%, 10/1/2042	241,339	221,742
3.00%, 12/1/2042	180,921	166,229
3.00%, 1/1/2043	754,101	692,807
3.00%, 2/1/2043	299,721	275,380
3.00%, 3/1/2043	273,505	247,373
3.00%, 4/1/2043	251,913	232,070
3.00%, 5/1/2043	975,033	896,311
3.00%, 6/1/2043	720,291	663,549
3.00%, 7/1/2043	199,274	183,578
3.00%, 8/1/2043	2,803,806	2,582,554
3.00%, 9/1/2043	52,881	48,716
3.00%, 3/1/2044	92,768	85,461
3.00%, 10/1/2044	1,436,709	1,312,241
3.00%, 12/1/2044	333,342	297,102
3.00%, 1/1/2045	328,334	300,933
3.00%, 4/1/2045	198,241	179,977
3.00%, 5/1/2045	280,077	253,834
3.00%, 8/1/2045	284,454	262,048
3.00%, 11/1/2045	127,684	115,719
3.00%, 12/1/2045	59,025	53,494
3.00%, 4/1/2046	2,213,973	2,006,522
3.00%, 5/1/2046	481,223	426,957
3.00%, 6/1/2046	3,494,776	3,191,918
3.00%, 8/1/2046	1,155,946	1,031,844
3.00%, 9/1/2046	4,670,752	4,250,599
3.00%, 10/1/2046	5,863,710	5,306,737
3.00%, 11/1/2046	2,288,834	2,074,969
Security Description	Principal Amount	Value
3.00%, 12/1/2046	$286,572	$259,622
3.00%, 1/1/2047	3,186,016	2,896,051
3.00%, 2/1/2047	66,328	61,103
3.00%, 3/1/2047	381,139	345,129
3.00%, 4/1/2047	9,023,955	8,045,476
3.00%, 7/1/2047	3,752,029	3,393,549
3.00%, 8/1/2047	303,255	274,281
3.00%, 9/1/2047	286,582	260,033
3.00%, 10/1/2047	4,381,450	3,959,486
3.00%, 12/1/2047	1,583,043	1,431,794
3.00%, 1/1/2048	1,031,760	928,528
3.00%, 2/1/2048	794,981	715,440
3.00%, 4/1/2048	6,411,006	5,906,018
3.00%, 9/1/2048	1,294,668	1,170,971
3.00%, 11/1/2048	946,830	852,096
3.00%, 6/1/2049	341,711	304,561
3.00%, 7/1/2049	210,829	187,908
3.00%, 9/1/2049	2,787,655	2,485,995
3.00%, 10/1/2049	1,318,339	1,175,150
3.00%, 11/1/2049	2,910,349	2,596,667
3.00%, 12/1/2049	1,010,049	911,475
3.00%, 1/1/2050	9,366,211	8,345,724
3.00%, 2/1/2050	18,313,933	16,395,843
3.00%, 3/1/2050	13,028,309	11,627,173
3.00%, 4/1/2050	1,685,863	1,501,716
3.00%, 6/1/2050	581,289	517,298
3.00%, 7/1/2050	8,944,806	7,962,516
3.00%, 8/1/2050	12,721,995	11,352,465
3.00%, 9/1/2050	7,833,860	6,954,057
3.00%, 10/1/2050	336,102	298,686
3.00%, 11/1/2050	146,091	129,828
3.00%, 12/1/2050	54,445	48,351
3.00%, 1/1/2051	1,803,278	1,600,859
3.00%, 3/1/2051	1,062,393	943,266
3.00%, 4/1/2051	7,267,535	6,498,634
3.00%, 5/1/2051	10,808,885	9,597,542
3.00%, 6/1/2051	3,561,362	3,153,104
3.00%, 7/1/2051	4,191,304	3,716,141
3.00%, 8/1/2051	5,799,526	5,141,034
3.00%, 9/1/2051	6,347,131	5,623,636
3.00%, 10/1/2051	1,270,433	1,129,195
3.00%, 11/1/2051	815,171	722,756
3.00%, 12/1/2051	7,464,482	6,639,338
3.00%, 1/1/2052	121,247	107,277
3.00%, 2/1/2052	5,091,050	4,526,418
3.00%, 3/1/2052	991,897	874,403
3.00%, 4/1/2052	11,490,511	10,137,728
3.00%, 5/1/2052	14,275,265	12,595,839
3.00%, 6/1/2052	27,056,748	23,842,362
3.00%, 7/1/2052	1,408,222	1,240,814
3.00%, 3/1/2053	215,102	189,573
3.50%, 12/1/2025	958	954
3.50%, 1/1/2026	171	170
3.50%, 1/1/2027	1,725	1,712
3.50%, 1/1/2028	15,395	15,266

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2028	$57,450	$57,128
3.50%, 10/1/2028	181,717	180,183
3.50%, 1/1/2029	16,777	16,626
3.50%, 5/1/2029	23,446	23,226
3.50%, 10/1/2029	9,163	9,069
3.50%, 9/1/2030	2,387,339	2,361,436
3.50%, 12/1/2030	26,012	25,722
3.50%, 3/1/2031	191,150	188,780
3.50%, 6/1/2031	136,061	134,554
3.50%, 4/1/2032	94,476	93,084
3.50%, 5/1/2032	1,244,018	1,230,798
3.50%, 7/1/2032	3,131,972	3,076,488
3.50%, 9/1/2032	356,770	350,980
3.50%, 2/1/2033	60,897	59,747
3.50%, 3/1/2033	109,700	107,983
3.50%, 4/1/2033	172,453	169,777
3.50%, 5/1/2033	118,400	116,179
3.50%, 6/1/2033	42,798	41,947
3.50%, 3/1/2034	73,127	72,041
3.50%, 4/1/2034	213,264	208,940
3.50%, 6/1/2034	107,492	104,988
3.50%, 7/1/2034	25,024	24,473
3.50%, 11/1/2034	375,074	366,047
3.50%, 5/1/2035	510,886	502,860
3.50%, 9/1/2035	213,422	209,308
3.50%, 2/1/2036	1,086,035	1,052,220
3.50%, 7/1/2037	65,076	62,850
3.50%, 10/1/2037	255,951	246,927
3.50%, 11/1/2037	608,233	586,838
3.50%, 2/1/2038	351,493	338,850
3.50%, 12/1/2038	47,605	45,873
3.50%, 6/1/2039	37,337	35,984
3.50%, 8/1/2039	1,240,126	1,203,810
3.50%, 9/1/2040	274,561	257,940
3.50%, 12/1/2040	63,410	60,171
3.50%, 1/1/2041	52,711	50,019
3.50%, 2/1/2042	75,159	70,984
3.50%, 5/1/2042	229,372	216,636
3.50%, 6/1/2042	112,407	106,165
3.50%, 7/1/2042	61,956	58,516
3.50%, 9/1/2042	227,917	215,265
3.50%, 10/1/2042	423,035	399,546
3.50%, 12/1/2042	678,130	640,485
3.50%, 1/1/2043	42,491	40,132
3.50%, 2/1/2043	566,183	539,471
3.50%, 4/1/2043	117,107	111,164
3.50%, 5/1/2043	162,482	153,929
3.50%, 6/1/2043	450,332	427,473
3.50%, 8/1/2043	1,028,028	976,676
3.50%, 10/1/2043	49,381	46,876
3.50%, 1/1/2044	34,668	32,909
3.50%, 5/1/2044	211,044	201,175
3.50%, 8/1/2044	73,956	70,041
3.50%, 9/1/2044	104,309	98,612
3.50%, 10/1/2044	76,368	71,745
Security Description	Principal Amount	Value
3.50%, 11/1/2044	$343,005	$324,270
3.50%, 12/1/2044	927,615	871,459
3.50%, 1/1/2045	112,121	105,334
3.50%, 2/1/2045	4,190,013	3,979,090
3.50%, 3/1/2045	63,011	59,364
3.50%, 4/1/2045	135,979	127,129
3.50%, 5/1/2045	331,663	311,474
3.50%, 6/1/2045	240,921	225,240
3.50%, 7/1/2045	922,525	863,648
3.50%, 8/1/2045	2,393,487	2,254,732
3.50%, 9/1/2045	468,442	440,540
3.50%, 10/1/2045	192,030	179,531
3.50%, 11/1/2045	1,909,790	1,792,116
3.50%, 12/1/2045	1,739,313	1,626,104
3.50%, 1/1/2046	23,446	21,920
3.50%, 2/1/2046	704,664	658,615
3.50%, 3/1/2046	4,352,102	4,129,867
3.50%, 4/1/2046	743,296	694,455
3.50%, 5/1/2046	178,903	167,135
3.50%, 6/1/2046	217,570	203,324
3.50%, 7/1/2046	338,525	316,401
3.50%, 8/1/2046	2,611,211	2,465,324
3.50%, 10/1/2046	481,133	449,524
3.50%, 11/1/2046	134,137	125,321
3.50%, 12/1/2046	57,760	53,964
3.50%, 1/1/2047	2,240,657	2,107,116
3.50%, 2/1/2047	713,283	673,355
3.50%, 3/1/2047	260,233	242,476
3.50%, 4/1/2047	278,770	260,716
3.50%, 5/1/2047	12,256,036	11,450,737
3.50%, 6/1/2047	543,858	508,459
3.50%, 7/1/2047	3,189,767	3,012,655
3.50%, 8/1/2047	74,063	68,956
3.50%, 9/1/2047	750,693	696,811
3.50%, 10/1/2047	64,451	60,006
3.50%, 11/1/2047	3,403,489	3,182,330
3.50%, 12/1/2047	6,041,364	5,666,011
3.50%, 1/1/2048	8,182,958	7,632,729
3.50%, 2/1/2048	3,213,566	2,989,009
3.50%, 3/1/2048	5,417,180	5,019,014
3.50%, 4/1/2048	483,854	450,332
3.50%, 5/1/2048	960,897	897,396
3.50%, 6/1/2048	115,234	107,101
3.50%, 7/1/2048	7,996,785	7,467,638
3.50%, 8/1/2048	111,720	104,502
3.50%, 9/1/2048	16,295	15,143
3.50%, 11/1/2048	885,779	824,694
3.50%, 4/1/2049	2,586,871	2,405,107
3.50%, 6/1/2049	3,115,653	2,913,548
3.50%, 7/1/2049	1,073,910	992,780
3.50%, 8/1/2049	1,893,827	1,750,757
3.50%, 9/1/2049	3,422,317	3,191,657
3.50%, 10/1/2049	859,569	794,632
3.50%, 11/1/2049	461,096	426,262
3.50%, 12/1/2049	214,034	199,008

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2050	$1,437,755	$1,329,139
3.50%, 2/1/2050	493,622	456,331
3.50%, 3/1/2050	2,182,392	2,010,717
3.50%, 4/1/2050	8,069,516	7,483,252
3.50%, 5/1/2050	4,725,160	4,399,926
3.50%, 6/1/2050	725,064	670,557
3.50%, 7/1/2050	286,250	264,376
3.50%, 8/1/2050	2,438,138	2,268,521
3.50%, 11/1/2050	640,306	591,622
3.50%, 1/1/2051	1,459,147	1,348,915
3.50%, 6/1/2051	1,505,989	1,384,545
3.50%, 7/1/2051	4,056,634	3,750,174
3.50%, 8/1/2051	898,408	827,741
3.50%, 9/1/2051	3,963,280	3,647,543
3.50%, 4/1/2052	2,118,230	1,949,243
3.50%, 5/1/2052	6,110,543	5,616,907
3.50%, 6/1/2052	23,426,571	21,477,576
3.50%, 7/1/2052	1,886,924	1,729,453
3.50%, 9/1/2052	2,547,098	2,334,336
3.50%, 12/1/2052	6,074,775	5,568,282
3.50%, 2/1/2053	4,248,242	3,922,404
4.00%, 5/1/2026	19,794	19,716
4.00%, 6/1/2026	835	832
4.00%, 8/1/2026	584	581
4.00%, 9/1/2027	5,416	5,393
4.00%, 5/1/2029	108,125	107,664
4.00%, 11/1/2033	19,198	19,068
4.00%, 1/1/2034	60,342	59,783
4.00%, 2/1/2034	42,100	41,804
4.00%, 8/1/2034	408,212	405,073
4.00%, 5/1/2037	42,070	41,437
4.00%, 1/1/2038	1,567,004	1,547,614
4.00%, 6/1/2038	1,105,608	1,095,278
4.00%, 9/1/2038	66,143	64,911
4.00%, 2/1/2039	281,155	275,857
4.00%, 12/1/2039	1,142,014	1,113,077
4.00%, 9/1/2040	354,363	345,271
4.00%, 10/1/2040	64,769	63,107
4.00%, 12/1/2040	58,353	56,856
4.00%, 2/1/2041	78,952	76,926
4.00%, 10/1/2041	298,106	292,146
4.00%, 12/1/2041	19,006	18,535
4.00%, 2/1/2042	152,367	148,863
4.00%, 4/1/2042	133,080	129,141
4.00%, 8/1/2042	1,205,015	1,176,475
4.00%, 12/1/2042	179,383	174,068
4.00%, 6/1/2043	1,674,146	1,637,183
4.00%, 9/1/2043	125,119	121,952
4.00%, 10/1/2043	186,625	181,733
4.00%, 12/1/2043	298,726	291,173
4.00%, 2/1/2044	44,183	42,955
4.00%, 4/1/2044	7,400,643	7,199,698
4.00%, 5/1/2044	171,371	164,492
4.00%, 6/1/2044	21,153	20,419
4.00%, 7/1/2044	1,036,273	1,007,058
Security Description	Principal Amount	Value
4.00%, 8/1/2044	$228,145	$221,896
4.00%, 9/1/2044	12,430	11,999
4.00%, 10/1/2044	16,877	16,291
4.00%, 11/1/2044	290,635	280,548
4.00%, 12/1/2044	907,637	882,868
4.00%, 1/1/2045	104,243	100,625
4.00%, 3/1/2045	1,434,495	1,393,168
4.00%, 6/1/2045	1,092,469	1,054,469
4.00%, 7/1/2045	288,613	278,510
4.00%, 8/1/2045	226,324	220,032
4.00%, 9/1/2045	228,012	220,033
4.00%, 12/1/2045	1,143,461	1,104,838
4.00%, 2/1/2046	55,140	53,210
4.00%, 3/1/2046	5,549,523	5,411,445
4.00%, 4/1/2046	268,690	259,156
4.00%, 6/1/2046	81,117	78,585
4.00%, 7/1/2046	126,380	121,050
4.00%, 9/1/2046	1,514,404	1,476,341
4.00%, 10/1/2046	479,686	459,470
4.00%, 11/1/2046	2,328,784	2,260,462
4.00%, 12/1/2046	247,179	236,752
4.00%, 2/1/2047	137,102	132,783
4.00%, 3/1/2047	363,436	348,823
4.00%, 4/1/2047	7,698,739	7,443,087
4.00%, 5/1/2047	521,492	501,155
4.00%, 6/1/2047	1,652,011	1,584,182
4.00%, 7/1/2047	1,488,566	1,435,478
4.00%, 8/1/2047	1,126,537	1,080,674
4.00%, 9/1/2047	3,365,053	3,219,626
4.00%, 10/1/2047	3,186,507	3,055,655
4.00%, 11/1/2047	217,330	208,396
4.00%, 1/1/2048	3,949,926	3,787,718
4.00%, 2/1/2048	3,497,650	3,353,934
4.00%, 4/1/2048	53,427	51,504
4.00%, 5/1/2048	132,570	126,861
4.00%, 6/1/2048	1,574,231	1,506,439
4.00%, 7/1/2048	1,422,417	1,361,147
4.00%, 8/1/2048	1,765,806	1,690,999
4.00%, 9/1/2048	4,791,608	4,593,701
4.00%, 10/1/2048	7,283,923	7,020,518
4.00%, 11/1/2048	882,197	844,206
4.00%, 12/1/2048	2,153,337	2,066,206
4.00%, 1/1/2049	744,881	719,286
4.00%, 2/1/2049	174,721	168,225
4.00%, 3/1/2049	2,202,207	2,119,157
4.00%, 4/1/2049	162,183	156,705
4.00%, 5/1/2049	1,807,941	1,742,442
4.00%, 6/1/2049	4,677,799	4,482,268
4.00%, 7/1/2049	4,599,604	4,436,807
4.00%, 8/1/2049	22,214	21,227
4.00%, 9/1/2049	1,385,655	1,324,118
4.00%, 12/1/2049	1,523,738	1,462,603
4.00%, 1/1/2050	152,579	145,812
4.00%, 3/1/2050	508,549	485,634
4.00%, 4/1/2050	2,916,021	2,784,990

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2050	$1,604,367	$1,526,824
4.00%, 7/1/2050	341,989	325,847
4.00%, 8/1/2050	105,921	101,224
4.00%, 9/1/2050	535,688	511,930
4.00%, 10/1/2050	1,023,425	975,120
4.00%, 11/1/2050	135,164	129,169
4.00%, 12/1/2050	534,274	509,057
4.00%, 1/1/2051	784,873	750,064
4.00%, 2/1/2051	1,045,224	1,004,998
4.00%, 5/1/2051	2,981,060	2,852,683
4.00%, 8/1/2051	2,491,539	2,381,039
4.00%, 4/1/2052	904,718	861,105
4.00%, 5/1/2052	1,603,169	1,519,846
4.00%, 7/1/2052	738,380	705,496
4.00%, 8/1/2052	21,324,341	20,216,553
4.00%, 10/1/2052	15,233,337	14,412,758
4.00%, 11/1/2052	2,608,180	2,467,684
4.00%, 4/1/2053	1,550,267	1,471,922
4.00%, 5/1/2053	7,709,876	7,274,690
4.00%, 7/1/2053	3,353,635	3,172,984
4.00%, 10/1/2053	695,527	664,443
4.00%, 11/1/2054	4,813,114	4,536,707
4.00%, 7/1/2055	10,883,522	10,258,585
4.50%, 3/1/2029	15,388	15,357
4.50%, 4/1/2031	12,448	12,500
4.50%, 5/1/2038	1,617,304	1,619,507
4.50%, 11/1/2039	2,966,863	2,963,973
4.50%, 6/1/2040	432,119	433,765
4.50%, 8/1/2040	896,697	900,114
4.50%, 9/1/2040	809,674	812,760
4.50%, 5/1/2041	48,145	48,329
4.50%, 9/1/2041	26,014	25,954
4.50%, 1/1/2042	64,374	64,225
4.50%, 10/1/2042	436,541	436,955
4.50%, 9/1/2043	121,751	122,015
4.50%, 10/1/2043	61,862	61,530
4.50%, 12/1/2043	382,865	382,177
4.50%, 3/1/2044	25,601	25,358
4.50%, 4/1/2044	8,544	8,463
4.50%, 5/1/2044	39,843	39,629
4.50%, 6/1/2044	1,019,111	1,012,594
4.50%, 8/1/2044	226,651	227,517
4.50%, 10/1/2044	53,209	52,703
4.50%, 12/1/2044	171,046	170,574
4.50%, 5/1/2045	180,766	180,091
4.50%, 10/1/2045	408,792	406,600
4.50%, 5/1/2046	291,832	289,128
4.50%, 7/1/2046	71,515	71,318
4.50%, 8/1/2046	97,945	97,340
4.50%, 3/1/2047	1,575,440	1,553,368
4.50%, 5/1/2047	1,184,232	1,181,488
4.50%, 7/1/2047	220,150	219,004
4.50%, 8/1/2047	771,153	760,349
4.50%, 9/1/2047	90,669	89,396
4.50%, 12/1/2047	90,480	89,210
Security Description	Principal Amount	Value
4.50%, 1/1/2048	$217,251	$214,208
4.50%, 2/1/2048	2,567,942	2,531,960
4.50%, 5/1/2048	625,150	619,447
4.50%, 6/1/2048	69,327	68,321
4.50%, 7/1/2048	230,168	226,829
4.50%, 8/1/2048	455,689	449,692
4.50%, 9/1/2048	833,288	822,850
4.50%, 10/1/2048	2,573,744	2,536,997
4.50%, 11/1/2048	2,896,685	2,866,477
4.50%, 12/1/2048	76,755	75,643
4.50%, 2/1/2049	3,400,675	3,364,346
4.50%, 3/1/2049	707,407	699,225
4.50%, 4/1/2049	148,281	145,803
4.50%, 5/1/2049	1,343,050	1,325,294
4.50%, 6/1/2049	411,811	404,910
4.50%, 7/1/2049	222,106	219,222
4.50%, 8/1/2049	2,309,033	2,287,257
4.50%, 9/1/2049	1,436,300	1,411,939
4.50%, 11/1/2049	3,876,112	3,840,258
4.50%, 1/1/2050	196,304	193,459
4.50%, 2/1/2050	670,201	659,003
4.50%, 3/1/2050	3,548,638	3,502,726
4.50%, 4/1/2050	1,515,729	1,500,594
4.50%, 5/1/2050	750,206	737,672
4.50%, 6/1/2050	899,450	883,270
4.50%, 9/1/2050	1,742,106	1,716,857
4.50%, 10/1/2050	312,026	307,504
4.50%, 12/1/2050	113,629	111,730
4.50%, 6/1/2052	1,323,154	1,290,261
4.50%, 7/1/2052	5,283,324	5,156,194
4.50%, 8/1/2052	43,679,086	42,590,402
4.50%, 10/1/2052	1,000,339	974,875
4.50%, 12/1/2052	924,082	900,419
4.50%, 2/1/2053	9,885,864	9,637,779
4.50%, 3/1/2053	3,839,714	3,742,146
4.50%, 6/1/2053	927,836	905,014
4.50%, 3/1/2054	3,147,468	3,064,170
4.50%, 7/1/2054	7,090,372	6,878,919
4.50%, 11/1/2054	12,992,913	12,605,431
4.50%, 12/1/2054	3,386,934	3,295,535
4.50%, 1/1/2055	4,890,897	4,745,038
5.00%, 11/1/2038	296,840	299,994
5.00%, 6/1/2039	115,815	117,595
5.00%, 8/1/2039	163,363	166,584
5.00%, 6/1/2040	55,789	56,908
5.00%, 7/1/2040	34,474	35,169
5.00%, 9/1/2040	28,790	29,371
5.00%, 2/1/2041	21,870	22,311
5.00%, 6/1/2041	434,065	446,332
5.00%, 3/1/2042	64,409	65,708
5.00%, 7/1/2044	30,201	30,740
5.00%, 1/1/2045	12,847	13,077
5.00%, 5/1/2048	263,065	265,780
5.00%, 7/1/2048	113,348	114,516
5.00%, 8/1/2048	173,506	176,207

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2048	$330,061	$333,167
5.00%, 10/1/2048	571,142	575,336
5.00%, 11/1/2048	373,381	377,247
5.00%, 1/1/2049	57,793	58,337
5.00%, 8/1/2049	576,518	582,458
5.00%, 10/1/2049	317,504	320,781
5.00%, 12/1/2049	4,921,367	4,967,677
5.00%, 3/1/2050	492,308	497,358
5.00%, 9/1/2052	5,914,626	5,900,245
5.00%, 10/1/2052	7,343,119	7,317,109
5.00%, 11/1/2052	243,867	243,211
5.00%, 6/1/2053	27,679,843	27,554,766
5.00%, 8/1/2053	857,024	853,455
5.00%, 9/1/2053	4,741,007	4,769,401
5.00%, 10/1/2053	23,549,405	23,418,987
5.00%, 2/1/2054	1,896,705	1,885,099
5.00%, 5/1/2054	9,262,355	9,195,010
5.00%, 10/1/2054	1,903,352	1,905,635
5.00%, 11/1/2054	23,504,174	23,315,151
5.00%, 1/1/2055	2,959,210	2,943,535
5.50%, 1/1/2035	101,020	104,741
5.50%, 4/1/2036	48,821	50,688
5.50%, 11/1/2038	26,366	27,388
5.50%, 12/1/2038	11,674	12,133
5.50%, 12/1/2039	20,999	21,813
5.50%, 7/1/2041	42,939	44,624
5.50%, 8/1/2044	3,094,359	3,153,590
5.50%, 4/1/2050	522,957	538,663
5.50%, 9/1/2052	3,641,856	3,711,249
5.50%, 12/1/2052	2,571,820	2,626,183
5.50%, 1/1/2053	933,509	946,389
5.50%, 2/1/2053	22,764,322	23,081,888
5.50%, 5/1/2053	18,517,736	18,760,631
5.50%, 8/1/2053	680,642	697,185
5.50%, 9/1/2053	18,610,781	18,796,235
5.50%, 10/1/2053	23,940,241	24,167,059
5.50%, 11/1/2053	4,260,858	4,307,739
5.50%, 7/1/2054	1,807,859	1,851,056
5.50%, 8/1/2054	12,127,767	12,239,067
5.50%, 12/1/2054	14,414,611	14,542,431
5.50%, 2/1/2055	41,136,705	41,502,445
6.00%, 1/1/2037	13,360	14,055
6.00%, 9/1/2037	14,769	15,537
6.00%, 9/1/2039	11,419	12,045
6.00%, 6/1/2040	27,446	28,875
6.00%, 10/1/2040	36,189	38,171
6.00%, 2/1/2044	1,217,938	1,253,309
6.00%, 12/1/2052	1,438,729	1,486,225
6.00%, 1/1/2053	15,461,871	15,858,726
6.00%, 3/1/2053	3,926,903	4,030,271
6.00%, 5/1/2053	4,879,064	5,001,064
6.00%, 7/1/2053	4,938,238	5,097,322
6.00%, 8/1/2053	4,937,321	5,061,439
6.00%, 9/1/2053	4,846,516	5,026,033
6.00%, 10/1/2053	6,409,994	6,562,250
Security Description	Principal Amount	Value
6.00%, 11/1/2053	$600,921	$616,531
6.00%, 2/1/2054	1,313,545	1,353,698
6.00%, 5/1/2054	9,436,432	9,652,424
6.00%, 6/1/2054	3,546,188	3,662,685
6.00%, 7/1/2054	1,716,177	1,756,988
6.00%, 8/1/2054	33,123,143	33,872,092
6.00%, 9/1/2054	6,791,936	6,944,879
6.00%, 7/1/2055	14,650,329	14,972,369
6.50%, 7/1/2053	4,142,814	4,290,498
6.50%, 10/1/2053	6,957,010	7,230,774
6.50%, 11/1/2053	3,173,446	3,281,024
6.50%, 12/1/2053	5,117,385	5,290,861
6.50%, 2/1/2054	6,038,278	6,316,929
6.50%, 5/1/2054	953,960	986,061
6.50%, 6/1/2054	13,155,202	13,597,874
6.50%, 8/1/2054	20,767,935	21,466,775
6.50%, 2/1/2055	18,195,620	18,913,883
7.00%, 11/1/2053	4,429,747	4,638,189
7.00%, 2/1/2054	4,383,354	4,589,613
Government National Mortgage Association:
1.50%, 2/20/2051	1,001,567	795,031
1.50%, 7/20/2051	529,217	417,907
1.50%, 9/20/2051	731,486	576,571
1.50%, 10/20/2051	373,163	293,043
1.50%, 11/20/2051	381,247	299,245
2.00%, 7/20/2050	2,095,891	1,736,221
2.00%, 8/20/2050	6,878,405	5,697,488
2.00%, 9/20/2050	2,154,728	1,784,627
2.00%, 10/20/2050	10,316,503	8,543,723
2.00%, 11/20/2050	5,024,813	4,160,964
2.00%, 12/20/2050	22,631,048	18,738,645
2.00%, 1/20/2051	22,848,299	18,916,764
2.00%, 2/20/2051	3,673,695	3,041,592
2.00%, 3/20/2051	15,911,147	13,165,722
2.00%, 4/20/2051	13,277,869	10,992,729
2.00%, 5/20/2051	13,843,319	11,460,590
2.00%, 6/20/2051	22,497,285	18,624,580
2.00%, 8/20/2051	12,141,282	10,050,789
2.00%, 9/20/2051	9,543,496	7,900,103
2.00%, 11/20/2051	9,094,274	7,527,876
2.00%, 12/20/2051	18,851,696	15,604,308
2.00%, 1/20/2052	27,761,016	22,978,361
2.00%, 2/20/2052	1,523,292	1,260,655
2.00%, 3/20/2052	16,858,821	13,952,119
2.00%, 4/20/2052	2,934,433	2,428,495
2.00%, 5/20/2052	6,273,440	5,191,810
2.00%, 8/20/2052	883,878	731,485
2.00%, 12/20/2052	1,732,825	1,394,227
2.50%, 1/20/2043	25,194	22,530
2.50%, 3/20/2043	157,492	140,202
2.50%, 8/20/2046	407,673	356,605
2.50%, 10/20/2046	88,783	77,662
2.50%, 12/20/2046	892,838	780,995
2.50%, 9/20/2048	4,417,960	3,864,537

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/20/2049	$62,203	$53,886
2.50%, 12/20/2049	544,741	471,463
2.50%, 1/20/2050	597,761	517,305
2.50%, 2/20/2050	686,690	592,696
2.50%, 4/20/2050	569,897	491,802
2.50%, 6/20/2050	1,598,349	1,379,074
2.50%, 7/20/2050	1,862,799	1,607,100
2.50%, 8/20/2050	10,058,008	8,676,610
2.50%, 9/20/2050	9,768,992	8,426,533
2.50%, 10/20/2050	11,587,369	9,994,133
2.50%, 11/20/2050	6,756,630	5,827,087
2.50%, 12/20/2050	9,690,011	8,349,638
2.50%, 1/20/2051	15,631,592	13,478,661
2.50%, 2/20/2051	19,844,369	17,083,954
2.50%, 3/20/2051	8,991,269	7,725,772
2.50%, 4/20/2051	13,438,086	11,573,874
2.50%, 5/20/2051	7,284,542	6,274,633
2.50%, 6/20/2051	14,554,930	12,536,401
2.50%, 7/20/2051	11,066,506	9,531,250
2.50%, 8/20/2051	22,470,640	19,352,248
2.50%, 9/20/2051	9,641,496	8,303,037
2.50%, 10/20/2051	11,497,005	9,900,427
2.50%, 11/20/2051	6,086,887	5,241,324
2.50%, 12/20/2051	2,177,590	1,875,089
2.50%, 1/20/2052	22,091,679	19,021,780
2.50%, 2/20/2052	12,665,860	10,905,202
2.50%, 3/20/2052	2,600,379	2,239,188
2.50%, 4/20/2052	16,124,450	13,884,777
2.50%, 5/20/2052	4,847,134	4,173,871
2.50%, 6/20/2052	2,623,643	2,259,221
2.50%, 7/20/2052	2,692,792	2,318,766
2.50%, 8/20/2052	1,280,498	1,102,638
2.50%, 9/20/2052	549,837	473,465
2.50%, 12/20/2052	1,985,947	1,710,100
3.00%, 5/20/2032	78,735	76,470
3.00%, 5/15/2042	35,841	32,821
3.00%, 7/20/2042	74,025	67,957
3.00%, 8/20/2042	6,550,452	6,013,462
3.00%, 9/20/2042	114,033	104,684
3.00%, 12/20/2042	95,812	87,957
3.00%, 1/20/2043	142,151	130,497
3.00%, 3/20/2043	468,208	429,879
3.00%, 4/20/2043	114,497	105,123
3.00%, 7/20/2043	2,215,705	2,034,324
3.00%, 8/20/2043	192,934	177,140
3.00%, 10/20/2043	452,841	415,771
3.00%, 1/20/2044	52,470	48,175
3.00%, 8/20/2044	585,173	537,269
3.00%, 11/20/2044	66,646	60,666
3.00%, 12/20/2044	134,856	122,756
3.00%, 2/15/2045	44,946	40,731
3.00%, 3/15/2045	26,074	23,606
3.00%, 3/20/2045	13,457	12,216
3.00%, 4/20/2045	3,969,441	3,615,938
3.00%, 5/20/2045	56,914	51,664
Security Description	Principal Amount	Value
3.00%, 6/20/2045	$4,959,732	$4,502,290
3.00%, 7/20/2045	598,401	543,210
3.00%, 8/20/2045	26,715	24,251
3.00%, 9/20/2045	164,209	149,063
3.00%, 12/20/2045	68,963	62,602
3.00%, 1/20/2046	243,577	221,112
3.00%, 2/20/2046	2,966,700	2,711,284
3.00%, 5/20/2046	76,842	69,551
3.00%, 6/20/2046	2,390,791	2,163,942
3.00%, 7/20/2046	55,489	50,224
3.00%, 8/20/2046	5,384,199	4,873,323
3.00%, 9/20/2046	2,249,769	2,040,598
3.00%, 10/20/2046	1,767,925	1,600,176
3.00%, 12/20/2046	422,643	382,541
3.00%, 1/20/2047	1,796,368	1,625,921
3.00%, 2/15/2047	200,544	181,565
3.00%, 2/20/2047	130,817	118,405
3.00%, 6/20/2047	35,029	31,742
3.00%, 7/20/2047	2,366,426	2,140,230
3.00%, 9/20/2047	44,801	40,519
3.00%, 10/20/2047	1,049,746	949,405
3.00%, 11/20/2047	2,357,730	2,132,366
3.00%, 12/20/2047	1,137,279	1,028,571
3.00%, 1/20/2048	439,830	397,788
3.00%, 2/20/2048	200,599	181,425
3.00%, 3/20/2048	248,401	224,657
3.00%, 4/20/2048	353,222	319,459
3.00%, 9/20/2048	189,687	171,556
3.00%, 12/20/2048	82,867	74,946
3.00%, 3/20/2049	794,076	718,730
3.00%, 6/20/2049	64,924	58,719
3.00%, 8/20/2049	1,035,948	930,124
3.00%, 9/20/2049	1,663,687	1,493,418
3.00%, 11/20/2049	1,708,814	1,532,936
3.00%, 12/20/2049	1,369,487	1,228,534
3.00%, 1/20/2050	9,790,026	8,780,507
3.00%, 2/20/2050	2,687,665	2,410,002
3.00%, 3/20/2050	3,525,435	3,158,613
3.00%, 4/20/2050	7,831,223	7,017,271
3.00%, 5/20/2050	6,210,106	5,563,703
3.00%, 6/20/2050	7,667,959	6,875,306
3.00%, 7/20/2050	7,861,968	7,045,871
3.00%, 8/20/2050	3,580,062	3,212,879
3.00%, 9/20/2050	1,208,831	1,084,849
3.00%, 10/20/2050	931,045	835,554
3.00%, 12/20/2050	1,116,527	1,001,405
3.00%, 1/20/2051	1,673,923	1,500,875
3.00%, 2/20/2051	83,613	74,946
3.00%, 4/20/2051	95,202	85,178
3.00%, 5/20/2051	7,590,699	6,790,945
3.00%, 6/20/2051	3,823,592	3,420,444
3.00%, 7/20/2051	2,763,895	2,472,265
3.00%, 8/20/2051	4,903,532	4,385,761
3.00%, 9/20/2051	8,100,750	7,244,755
3.00%, 10/20/2051	3,959,528	3,540,824

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/20/2051	$104,521	$93,461
3.00%, 12/20/2051	5,560,639	4,968,280
3.00%, 1/20/2052	1,741,721	1,557,138
3.00%, 2/20/2052	363,729	325,153
3.00%, 3/20/2052	3,430,250	3,064,768
3.00%, 5/20/2052	17,368,411	15,517,867
3.00%, 6/20/2052	2,763,377	2,468,949
3.00%, 8/20/2052	4,522,031	4,040,224
3.00%, 9/20/2052	3,363,852	3,005,445
3.00%, 1/20/2053	1,584,132	1,415,348
3.00%, 3/20/2053	7,313,850	6,559,739
3.00%, 4/20/2053	1,309,651	1,177,109
3.00%, 9/20/2053	3,353,073	3,011,906
3.50%, 12/20/2041	1,228,401	1,155,831
3.50%, 2/15/2042	58,201	54,668
3.50%, 4/15/2042	21,807	20,483
3.50%, 4/20/2042	702,637	661,825
3.50%, 6/20/2042	154,202	145,245
3.50%, 9/20/2042	501,200	472,089
3.50%, 10/20/2042	624,840	588,547
3.50%, 11/20/2042	5,700	5,368
3.50%, 2/20/2043	416,954	392,529
3.50%, 3/20/2043	77,755	73,139
3.50%, 4/20/2043	83,841	78,865
3.50%, 5/20/2043	68,091	63,909
3.50%, 6/20/2043	661,187	620,578
3.50%, 7/20/2043	364,152	341,787
3.50%, 9/20/2043	79,481	74,599
3.50%, 10/20/2043	406,421	381,460
3.50%, 11/20/2043	365,507	343,059
3.50%, 1/20/2044	49,080	46,066
3.50%, 3/20/2044	1,035,467	971,871
3.50%, 4/20/2044	54,825	51,208
3.50%, 5/20/2044	60,505	56,513
3.50%, 6/20/2044	1,399,727	1,307,375
3.50%, 7/20/2044	28,572	26,687
3.50%, 8/20/2044	41,946	39,178
3.50%, 10/20/2044	1,153,437	1,077,335
3.50%, 11/20/2044	110,269	102,994
3.50%, 12/20/2044	11,629	10,862
3.50%, 1/20/2045	412,399	385,189
3.50%, 2/20/2045	506,635	473,208
3.50%, 3/20/2045	14,014	13,022
3.50%, 4/20/2045	1,330,341	1,236,161
3.50%, 5/20/2045	118,271	109,898
3.50%, 6/20/2045	25,141	23,361
3.50%, 7/20/2045	210,945	196,012
3.50%, 8/20/2045	130,804	121,544
3.50%, 9/20/2045	66,758	62,032
3.50%, 10/20/2045	224,179	208,309
3.50%, 11/20/2045	586,593	545,067
3.50%, 12/20/2045	16,680	15,499
3.50%, 1/20/2046	2,942,547	2,734,240
3.50%, 2/20/2046	2,890,122	2,685,524
3.50%, 4/20/2046	1,402,916	1,302,083
Security Description	Principal Amount	Value
3.50%, 5/20/2046	$556,945	$516,915
3.50%, 6/20/2046	347,434	322,462
3.50%, 7/20/2046	5,527,256	5,129,989
3.50%, 8/20/2046	220,240	204,410
3.50%, 9/20/2046	247,813	230,002
3.50%, 10/20/2046	282,126	261,849
3.50%, 11/20/2046	1,308,020	1,214,008
3.50%, 12/20/2046	842,508	781,954
3.50%, 1/20/2047	54,430	50,518
3.50%, 2/20/2047	600,898	557,709
3.50%, 3/20/2047	238,369	221,378
3.50%, 5/20/2047	180,090	167,254
3.50%, 6/20/2047	359,728	334,087
3.50%, 7/20/2047	118,662	110,204
3.50%, 8/20/2047	209,315	194,396
3.50%, 9/20/2047	1,565,753	1,454,148
3.50%, 10/20/2047	1,499,597	1,392,707
3.50%, 12/20/2047	5,189,705	4,819,789
3.50%, 1/20/2048	3,555,406	3,301,980
3.50%, 2/20/2048	674,603	626,436
3.50%, 4/20/2048	96,554	89,672
3.50%, 5/20/2048	815,921	757,763
3.50%, 6/20/2048	42,413	39,390
3.50%, 8/20/2048	30,433	28,146
3.50%, 10/20/2048	420,545	388,941
3.50%, 11/20/2048	502,619	464,847
3.50%, 2/20/2049	44,593	41,241
3.50%, 3/20/2049	101,532	93,902
3.50%, 6/20/2049	1,645,692	1,519,267
3.50%, 7/20/2049	538,108	496,769
3.50%, 8/20/2049	813,491	750,997
3.50%, 9/20/2049	1,597,864	1,475,113
3.50%, 10/20/2049	5,229,315	4,827,589
3.50%, 12/20/2049	1,627,706	1,502,662
3.50%, 1/20/2050	5,968,843	5,510,305
3.50%, 2/20/2050	5,060,161	4,671,429
3.50%, 3/20/2050	1,608,492	1,484,925
3.50%, 5/20/2050	1,172,262	1,082,207
3.50%, 6/20/2050	4,872,577	4,500,997
3.50%, 7/20/2050	1,338,852	1,235,999
3.50%, 11/20/2050	683,106	630,629
3.50%, 12/20/2050	2,916,080	2,693,701
3.50%, 1/20/2051	2,716,432	2,509,279
3.50%, 2/20/2051	1,039,098	959,273
3.50%, 5/20/2051	203,288	187,785
3.50%, 6/20/2051	2,464,683	2,276,728
3.50%, 7/20/2051	442,440	408,700
3.50%, 8/20/2051	6,130,870	5,649,637
3.50%, 9/20/2051	1,937,827	1,785,720
3.50%, 1/20/2052	71,999	66,348
3.50%, 4/20/2052	1,360,355	1,251,374
3.50%, 6/20/2052	9,779,092	8,994,916
3.50%, 7/20/2052	3,727,543	3,428,060
3.50%, 9/20/2052	2,155,520	1,982,171
3.50%, 10/20/2052	9,592,392	8,819,485

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/20/2052	$5,369,928	$4,938,489
3.50%, 3/20/2053	241,913	223,465
3.50%, 6/20/2053	2,173,076	2,007,358
3.50%, 7/20/2053	7,663,315	7,078,915
3.50%, 12/20/2054	13,249,400	12,080,763
4.00%, 2/15/2040	3,910	3,816
4.00%, 4/15/2040	34,600	33,442
4.00%, 11/20/2040	2,148,748	2,077,306
4.00%, 12/20/2040	2,432,753	2,351,868
4.00%, 6/20/2041	411,996	398,256
4.00%, 11/20/2041	32,111	31,040
4.00%, 2/20/2042	34,624	33,470
4.00%, 5/20/2042	32,165	31,092
4.00%, 6/20/2042	520,571	503,207
4.00%, 8/20/2042	15,090	14,586
4.00%, 8/20/2043	34,795	33,630
4.00%, 10/20/2043	145,154	140,292
4.00%, 11/20/2043	205,223	198,348
4.00%, 3/20/2044	35,614	34,286
4.00%, 5/20/2044	242,712	233,662
4.00%, 7/15/2044	44,012	42,278
4.00%, 7/20/2044	37,539	36,140
4.00%, 8/20/2044	89,907	86,554
4.00%, 12/20/2044	96,707	93,101
4.00%, 1/20/2045	34,019	32,750
4.00%, 2/20/2045	103,511	99,651
4.00%, 5/15/2045	11,338	10,873
4.00%, 6/15/2045	17,915	17,180
4.00%, 7/20/2045	118,648	114,192
4.00%, 8/20/2045	21,579	20,768
4.00%, 10/20/2045	42,575	40,976
4.00%, 11/20/2045	114,665	110,358
4.00%, 1/20/2046	27,323	26,296
4.00%, 4/20/2046	1,511,028	1,454,274
4.00%, 5/20/2046	199,221	191,738
4.00%, 1/20/2047	156,005	149,782
4.00%, 3/20/2047	94,882	91,097
4.00%, 4/20/2047	23,417	22,392
4.00%, 5/20/2047	58,132	55,589
4.00%, 6/20/2047	61,505	58,814
4.00%, 7/20/2047	1,258,109	1,203,059
4.00%, 8/20/2047	68,401	65,437
4.00%, 9/20/2047	331,730	317,215
4.00%, 11/20/2047	970,811	928,332
4.00%, 2/20/2048	1,901,029	1,817,848
4.00%, 3/20/2048	1,003,271	959,371
4.00%, 4/20/2048	2,434,217	2,325,863
4.00%, 5/20/2048	1,394,919	1,332,828
4.00%, 6/20/2048	2,253,542	2,153,231
4.00%, 8/20/2048	1,040,797	994,468
4.00%, 9/20/2048	113,524	108,470
4.00%, 10/20/2048	213,326	203,830
4.00%, 11/20/2048	152,786	145,985
4.00%, 2/20/2049	250,626	239,470
4.00%, 3/20/2049	657,668	628,393
Security Description	Principal Amount	Value
4.00%, 4/20/2049	$214,148	$203,996
4.00%, 5/20/2049	1,559,971	1,486,019
4.00%, 6/20/2049	2,021,053	1,925,243
4.00%, 7/20/2049	5,724,606	5,453,225
4.00%, 10/20/2049	534,357	509,025
4.00%, 11/20/2049	81,640	77,811
4.00%, 12/20/2049	418,051	398,444
4.00%, 1/20/2050	546,368	520,467
4.00%, 2/20/2050	271,538	258,666
4.00%, 3/20/2050	3,900,352	3,715,452
4.00%, 6/20/2050	3,227,691	3,074,679
4.00%, 7/20/2050	670,016	640,470
4.00%, 8/20/2050	447,617	426,624
4.00%, 11/20/2051	1,279,215	1,217,921
4.00%, 5/20/2052	443,207	420,957
4.00%, 6/20/2052	1,241,796	1,177,855
4.00%, 7/20/2052	407,516	387,058
4.00%, 9/20/2052	14,332,809	13,613,270
4.00%, 10/20/2052	18,550,873	17,619,577
4.00%, 11/20/2052	12,552,872	11,922,690
4.00%, 12/20/2054	7,956,476	7,482,601
4.50%, 6/15/2039	6,038	6,037
4.50%, 4/15/2040	34,449	34,381
4.50%, 6/15/2040	18,036	18,000
4.50%, 9/20/2040	30,502	30,442
4.50%, 3/15/2041	17,448	17,413
4.50%, 4/20/2041	1,135,436	1,133,229
4.50%, 6/15/2041	7,968	7,952
4.50%, 7/15/2041	15,198	15,167
4.50%, 7/20/2041	58,993	58,878
4.50%, 12/20/2041	49,948	49,851
4.50%, 10/20/2043	12,685	12,598
4.50%, 12/20/2043	35,701	35,456
4.50%, 1/20/2044	29,657	29,454
4.50%, 4/20/2044	40,779	40,500
4.50%, 5/20/2045	20,559	20,405
4.50%, 6/20/2045	417,837	414,974
4.50%, 10/20/2045	28,374	28,162
4.50%, 11/20/2045	79,611	79,017
4.50%, 1/20/2046	1,522,762	1,511,397
4.50%, 2/20/2046	259,126	257,192
4.50%, 6/20/2046	58,815	58,412
4.50%, 7/20/2046	32,107	31,868
4.50%, 12/20/2046	138,912	137,961
4.50%, 3/20/2047	326,059	323,635
4.50%, 6/20/2047	328,170	324,952
4.50%, 8/20/2047	44,888	44,448
4.50%, 12/20/2047	24,741	24,440
4.50%, 1/20/2048	47,181	46,606
4.50%, 3/20/2048	475,170	469,376
4.50%, 4/20/2048	536,071	529,534
4.50%, 6/20/2048	293,434	289,415
4.50%, 7/20/2048	301,396	297,268
4.50%, 8/20/2048	628,205	619,600
4.50%, 9/20/2048	916,302	903,751

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/20/2048	$49,390	$48,714
4.50%, 12/20/2048	1,054,288	1,039,846
4.50%, 1/20/2049	2,459,751	2,426,058
4.50%, 2/20/2049	268,602	264,922
4.50%, 4/20/2049	132,173	130,362
4.50%, 5/20/2049	107,920	106,441
4.50%, 6/20/2049	2,427,707	2,394,452
4.50%, 7/20/2049	599,995	591,777
4.50%, 9/20/2049	230,634	227,475
4.50%, 2/20/2050	1,462,278	1,442,248
4.50%, 4/20/2050	2,261,304	2,230,793
4.50%, 5/20/2050	402,527	397,013
4.50%, 10/20/2050	1,932,320	1,908,756
4.50%, 12/20/2050	1,208,052	1,191,505
4.50%, 4/20/2051	242,248	238,930
4.50%, 5/20/2051	257,789	254,258
4.50%, 6/20/2051	214,497	211,881
4.50%, 12/20/2051	545,350	537,879
4.50%, 5/20/2052	1,249,323	1,220,971
4.50%, 10/20/2052	3,880,558	3,789,501
4.50%, 12/20/2052	11,833,669	11,554,167
4.50%, 1/20/2053	14,719,423	14,369,491
4.50%, 2/20/2053	2,235,057	2,181,577
4.50%, 3/20/2053	4,173,313	4,073,455
4.50%, 6/20/2053	5,661,901	5,520,029
4.50%, 7/20/2053	4,136,842	4,037,552
4.50%, 2/20/2054	8,735,510	8,502,428
4.50%, 5/20/2054	3,847,490	3,736,547
4.50%, 10/20/2054	4,868,469	4,729,075
4.50%, 2/20/2055	9,986,631	9,686,462
4.50%, 5/20/2055	9,967,670	9,668,056
5.00%, 12/15/2038	9,580	9,792
5.00%, 5/15/2039	16,547	16,917
5.00%, 5/20/2041	355,639	363,326
5.00%, 11/20/2042	46,839	47,858
5.00%, 3/20/2043	10,057	10,275
5.00%, 4/20/2043	25,427	25,980
5.00%, 5/20/2043	8,901	9,093
5.00%, 8/20/2043	39,647	40,498
5.00%, 5/20/2044	22,360	22,839
5.00%, 6/20/2044	13,427	13,716
5.00%, 7/20/2044	34,289	35,030
5.00%, 12/20/2045	173,346	177,065
5.00%, 4/20/2048	17,045	17,313
5.00%, 5/20/2048	101,067	102,117
5.00%, 7/20/2048	34,560	34,919
5.00%, 10/20/2048	51,504	51,938
5.00%, 12/20/2048	122,825	123,858
5.00%, 1/20/2049	421,007	424,550
5.00%, 2/20/2049	340,078	342,940
5.00%, 4/20/2049	148,950	150,203
5.00%, 6/20/2049	902,347	909,939
5.00%, 7/20/2049	136,172	137,318
5.00%, 5/20/2050	351,351	356,913
5.00%, 6/20/2052	471,462	472,091
Security Description	Principal Amount	Value
5.00%, 11/20/2052	$8,845,124	$8,851,224
5.00%, 12/20/2052	8,926,952	8,933,108
5.00%, 1/20/2053	8,708,170	8,725,455
5.00%, 4/20/2053	4,272,357	4,273,065
5.00%, 5/20/2053	14,296,112	14,296,726
5.00%, 7/20/2053	20,009,662	20,024,778
5.00%, 11/20/2053	1,631,702	1,630,569
5.00%, 5/20/2054	10,670,750	10,630,502
5.00%, 7/20/2054	3,563,324	3,550,513
5.00%, 1/20/2055	27,395,881	27,257,557
5.00%, 5/20/2055	19,924,184	19,828,460
5.50%, 9/15/2035	22,399	22,812
5.50%, 7/15/2038	6,906	7,130
5.50%, 3/15/2039	30,911	32,258
5.50%, 2/20/2049	34,741	35,517
5.50%, 12/20/2052	8,542,500	8,663,104
5.50%, 5/20/2053	11,945,345	12,097,477
5.50%, 7/20/2053	3,446,723	3,493,900
5.50%, 8/20/2053	7,824,671	7,921,400
5.50%, 10/20/2053	8,885,673	8,993,305
5.50%, 5/20/2054	17,764,612	17,928,132
5.50%, 8/20/2054	4,555,861	4,597,104
5.50%, 9/20/2054	22,181,828	22,370,763
5.50%, 12/20/2054	18,923,268	19,082,863
5.50%, 3/20/2055	14,737,834	14,855,155
5.50%, 6/20/2055	24,885,282	25,083,561
6.00%, 8/15/2040	10,261	10,851
6.00%, 9/15/2040	19,250	20,508
6.00%, 1/20/2046	48,655	51,303
6.00%, 12/20/2052	3,084,263	3,157,657
6.00%, 1/20/2053	1,222,696	1,251,584
6.00%, 4/20/2053	603,109	616,828
6.00%, 8/20/2053	4,373,268	4,472,745
6.00%, 9/20/2053	7,747,563	7,923,794
6.00%, 2/20/2054	9,262,222	9,472,907
6.00%, 6/20/2054	19,059,823	19,450,090
6.00%, 9/20/2054	20,132,687	20,512,351
6.00%, 2/20/2055	15,005,706	15,280,656
6.00%, 3/20/2055	17,656,054	17,979,567
6.50%, 1/20/2053	1,460,177	1,505,184
6.50%, 2/20/2053	220,054	226,837
6.50%, 7/20/2053	1,174,703	1,210,909
6.50%, 2/20/2054	4,194,475	4,323,753
6.50%, 6/20/2054	18,517,125	19,047,117
6.50%, 8/20/2054	2,794,721	2,874,711
6.50%, 3/20/2055	6,146,708	6,319,471
7.00%, 9/20/2053	819,775	844,489
Government National Mortgage Association, TBA:
TBA, 2.00%, 10/20/2055	12,000,000	9,924,084
TBA, 3.00%, 10/20/2055	4,950,000	4,419,815
TBA, 3.50%, 10/20/2055	6,450,000	5,880,330
TBA, 4.00%, 10/20/2055	7,875,000	7,404,595
TBA, 4.50%, 10/20/2055	11,500,000	11,151,458
TBA, 5.00%, 10/20/2054	23,625,000	23,497,212

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TBA, 5.50%, 10/20/2054	$44,325,000	$44,653,005
TBA, 6.00%, 10/20/2054	23,150,000	23,546,791
TBA, 6.50%, 10/20/2054	15,450,000	15,867,304
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2040	9,500,000	8,735,601
TBA, 2.00%, 10/1/2055	32,475,000	26,174,818
TBA, 2.50%, 10/1/2055	10,500,000	8,846,082
TBA, 3.00%, 10/1/2040	3,300,000	3,162,083
TBA, 3.00%, 10/1/2055	9,625,000	8,453,541
TBA, 3.50%, 10/1/2040	2,825,000	2,737,922
TBA, 3.50%, 10/1/2055	23,600,000	21,567,426
TBA, 4.00%, 10/1/2039	4,725,000	4,646,811
TBA, 4.00%, 10/1/2055	8,000,000	7,539,528
TBA, 4.50%, 10/1/2039	6,500,000	6,492,479
TBA, 4.50%, 10/1/2055	7,375,000	7,153,647
TBA, 5.00%, 10/1/2039	8,300,000	8,387,731
TBA, 5.00%, 10/1/2055	19,625,000	19,462,309
TBA, 5.50%, 10/1/2039	12,625,000	12,901,614
TBA, 5.50%, 10/1/2054	44,000,000	44,370,480
TBA, 6.00%, 10/1/2054	36,375,000	37,162,519
TBA, 6.50%, 10/1/2054	36,100,000	37,306,462
TBA, 7.00%, 10/1/2054	8,500,000	8,889,300
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,733,439,433)		6,322,343,965

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (a) (b) (Cost $452,874,488)	452,874,488	$452,874,488
TOTAL INVESTMENTS — 106.4% (Cost $7,186,313,921)		6,775,218,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(408,751,806)
NET ASSETS — 100.0%		$6,366,466,647
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2025.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$6,322,343,965	$—	$6,322,343,965
Short-Term Investment	452,874,488	—	—	452,874,488
TOTAL INVESTMENTS	$452,874,488	$6,322,343,965	$—	$6,775,218,453

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	572,946,496	$572,946,496	$281,139,337	$401,211,345	$—	$—	452,874,488	$452,874,488	$4,849,180
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.70%, 2/1/2027	$3,957,000	$3,878,691
2.80%, 3/1/2027	3,541,000	3,469,507
3.25%, 2/1/2028	3,861,000	3,773,394
3.25%, 3/1/2028	3,077,000	3,003,429
5.04%, 5/1/2027	10,683,000	10,801,368
6.26%, 5/1/2027	3,108,000	3,197,231
General Dynamics Corp.:
2.63%, 11/15/2027	3,968,000	3,869,236
3.50%, 4/1/2027	3,522,000	3,506,538
3.75%, 5/15/2028	4,573,000	4,563,260
HEICO Corp. 5.25%, 8/1/2028	518,000	531,338
Hexcel Corp. 4.20%, 2/15/2027	3,077,000	3,057,400
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	3,409,000	3,490,305
6.75%, 1/15/2028 (a)	2,197,000	2,323,921
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	3,556,000	3,545,865
4.40%, 6/15/2028	8,291,000	8,342,837
5.40%, 1/15/2027	4,043,000	4,109,143
Lockheed Martin Corp.:
4.15%, 8/15/2028	4,951,000	4,979,072
4.45%, 5/15/2028	3,060,000	3,095,802
5.10%, 11/15/2027 (a)	3,788,000	3,881,488
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,911,000	1,890,724
3.25%, 1/15/2028	9,794,000	9,630,342
RTX Corp.:
2.65%, 11/1/2026 (a)	3,089,000	3,042,140
3.13%, 5/4/2027	5,565,000	5,485,087
3.50%, 3/15/2027	7,316,000	7,258,496
5.75%, 11/8/2026 (a)	3,711,000	3,771,823
7.20%, 8/15/2027	1,866,000	1,972,530
		110,470,967
AGRICULTURE — 1.1%
Altria Group, Inc. 4.88%, 2/4/2028	3,776,000	3,836,492
BAT Capital Corp.:
2.26%, 3/25/2028	10,860,000	10,373,146
3.56%, 8/15/2027	9,313,000	9,217,914
4.70%, 4/2/2027	3,136,000	3,157,607
BAT International Finance PLC 4.45%, 3/16/2028	15,659,000	15,749,196
Bunge Ltd. Finance Corp.:
3.75%, 9/25/2027	2,614,000	2,598,734
4.10%, 1/7/2028	3,293,000	3,296,293
Philip Morris International, Inc.:
3.13%, 8/17/2027 (a)	3,470,000	3,418,019
3.13%, 3/2/2028	2,708,000	2,651,349
4.13%, 4/28/2028 (a)	6,799,000	6,811,510
Security Description	Principal Amount	Value
4.38%, 11/1/2027	$4,436,000	$4,467,540
4.75%, 2/12/2027 (a)	7,679,000	7,752,719
4.88%, 2/15/2028	5,621,000	5,720,717
5.13%, 11/17/2027	6,141,000	6,273,461
		85,324,697
AIRLINES — 0.5%
American Airlines Pass-Through Trust:
Series 2016-2, Class AA, 3.20%, 12/15/2029	272,543	263,555
Series 2015-1, Class A, 3.38%, 11/1/2028	1,197,350	1,172,768
Series 2016-1, Class AA, 3.58%, 7/15/2029	885,927	866,135
Series 2015-2, Class AA, 3.60%, 3/22/2029	649,999	636,642
Series 2014-1, Class A, 3.70%, 4/1/2028	602,947	596,977
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (a)	3,691,000	3,694,728
4.95%, 7/10/2028	14,377,000	14,550,674
Southwest Airlines Co.:
3.00%, 11/15/2026	2,008,000	1,979,366
3.45%, 11/16/2027	1,842,000	1,810,097
5.13%, 6/15/2027	8,757,000	8,865,149
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	4,508,300	4,610,007
		39,046,098
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	4,211,000	4,143,161
2.75%, 3/27/2027 (a)	2,831,000	2,788,053
Tapestry, Inc. 4.13%, 7/15/2027	3,743,000	3,740,043
		10,671,257
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	1,221,000	1,160,304
Series MTN, 2.35%, 1/8/2027	3,574,000	3,496,408
Series GMTN, 3.50%, 2/15/2028	3,299,000	3,254,002
4.25%, 9/1/2028 (a)	5,650,000	5,663,051
Series GMTN, 4.40%, 10/5/2026	3,593,000	3,603,312
Series GMTN, 4.45%, 10/22/2027	3,775,000	3,802,444
4.55%, 7/9/2027	3,829,000	3,859,632
4.55%, 3/3/2028	4,660,000	4,703,291
4.70%, 1/12/2028	5,822,000	5,893,785
4.90%, 3/12/2027 (a)	3,539,000	3,577,929

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.90%, 7/9/2027	$3,715,000	$3,765,264
Series GMTN, 5.13%, 7/7/2028 (a)	3,786,000	3,885,685
Cummins, Inc. 4.25%, 5/9/2028	4,699,000	4,735,088
Ford Motor Co. 4.35%, 12/8/2026	5,008,000	4,987,517
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	6,449,000	6,130,355
3.82%, 11/2/2027	4,714,000	4,599,214
4.13%, 8/17/2027	6,650,000	6,542,004
4.27%, 1/9/2027	3,751,000	3,721,630
4.95%, 5/28/2027	8,213,000	8,201,338
5.13%, 11/5/2026	3,136,000	3,147,039
5.80%, 3/5/2027	6,657,000	6,726,898
5.85%, 5/17/2027	13,140,000	13,305,958
5.92%, 3/20/2028	4,455,000	4,531,849
6.80%, 5/12/2028	5,072,000	5,266,460
7.35%, 11/4/2027	7,441,000	7,761,186
General Motors Co.:
4.20%, 10/1/2027 (a)	3,278,000	3,275,968
5.35%, 4/15/2028	5,395,000	5,520,218
6.80%, 10/1/2027	4,566,000	4,766,128
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	3,705,000	3,609,819
2.40%, 4/10/2028 (a)	5,546,000	5,291,106
2.70%, 8/20/2027	5,818,000	5,654,689
3.85%, 1/5/2028	2,997,000	2,971,915
4.00%, 10/6/2026	1,232,000	1,229,179
4.35%, 1/17/2027	5,760,000	5,766,048
5.00%, 4/9/2027	4,060,000	4,097,717
5.00%, 7/15/2027	4,950,000	5,010,637
5.05%, 4/4/2028	14,634,000	14,870,193
5.35%, 7/15/2027	3,859,000	3,931,086
5.40%, 5/8/2027	6,925,000	7,045,149
5.80%, 6/23/2028	4,525,000	4,688,262
6.00%, 1/9/2028 (a)	3,596,000	3,724,449
Honda Motor Co. Ltd.:
2.53%, 3/10/2027 (a)	3,655,000	3,574,517
4.44%, 7/8/2028 (a)	15,115,000	15,203,272
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	4,000	3,903
4.00%, 8/8/2028 (a)	2,827,000	2,835,679
4.25%, 6/23/2027	4,021,000	4,048,906
4.45%, 8/6/2027	3,407,000	3,446,555
Series R, 4.50%, 11/25/2026	1,427,000	1,437,945
4.55%, 3/3/2028	2,577,000	2,616,222
4.60%, 1/10/2028 (a)	3,327,000	3,376,606
5.00%, 5/13/2027 (a)	2,577,000	2,622,123
Series DMTN, 5.20%, 11/9/2026	3,117,000	3,161,417
Security Description	Principal Amount	Value
Toyota Motor Corp. 4.19%, 6/30/2027	$3,336,000	$3,351,713
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	3,300,300	3,295,218
Series MTN, 1.15%, 8/13/2027 (a)	2,401,000	2,285,920
Series MTN, 1.90%, 1/13/2027	3,120,000	3,042,499
Series MTN, 1.90%, 4/6/2028	1,359,000	1,293,605
Series GMTN, 3.05%, 1/11/2028	4,137,000	4,054,343
Series MTN, 3.05%, 3/22/2027 (a)	6,013,000	5,940,363
Series MTN, 3.20%, 1/11/2027	3,641,400	3,607,462
4.05%, 9/5/2028 (a)	6,859,000	6,877,794
Series MTN, 4.35%, 10/8/2027	10,124,000	10,207,219
4.50%, 5/14/2027	3,816,000	3,851,412
Series MTN, 4.55%, 9/20/2027 (a)	9,230,000	9,339,375
4.60%, 1/8/2027 (a)	3,069,000	3,094,196
4.63%, 1/12/2028	6,788,000	6,886,698
Series B, 5.00%, 3/19/2027	3,579,000	3,634,260
Series MTN, 5.25%, 9/11/2028	3,252,000	3,365,332
5.40%, 11/20/2026 (a)	3,550,000	3,606,090
5.45%, 11/10/2027 (a)	3,858,000	3,976,518
		331,811,368
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027	5,175,000	5,044,124
Lear Corp. 3.80%, 9/15/2027	3,975,000	3,949,163
		8,993,287
BANKS — 33.7%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	5,207,000	5,208,562
Series A, 4.36%, 6/18/2028 (a)	3,550,000	3,586,742
Series MTN, 4.42%, 12/16/2026	3,552,000	3,571,856
4.75%, 1/18/2027	3,608,000	3,647,075
4.90%, 7/16/2027 (a)	3,760,000	3,823,206
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	3,729,000	3,856,867
Banco Santander SA:
3.80%, 2/23/2028	6,657,000	6,593,958
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	1,761,000	1,758,429

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 4/11/2027	$9,660,000	$9,674,297
4.38%, 4/12/2028	7,348,000	7,371,881
5.29%, 8/18/2027	10,520,000	10,724,404
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (b)	4,853,000	4,951,419
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (b)	3,461,000	3,522,017
5.59%, 8/8/2028	9,243,000	9,602,460
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	4,615,000	4,728,344
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	9,232,000	9,124,724
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	18,163,000	17,801,375
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	16,376,000	15,509,710
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	8,434,000	8,260,175
Series MTN, 3.25%, 10/21/2027 (a)	10,248,000	10,113,854
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	12,162,000	11,969,962
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	13,471,000	13,349,492
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	13,132,000	13,044,803
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	18,438,000	18,353,738
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	7,444,000	7,409,609
Series L, 4.18%, 11/25/2027	6,382,000	6,385,957
Series MTN, 4.25%, 10/22/2026	9,775,000	9,789,467
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	15,536,000	15,583,229
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	11,879,000	11,922,952
SOFR + 1.11%, 4.62%, 5/9/2029 (b)	9,224,000	9,336,625
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	35,233,000	35,738,241
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	9,298,000	9,471,966
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	18,343,000	18,800,291
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	11,671,000	12,202,381
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	10,140,000	10,568,111
Security Description	Principal Amount	Value
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027 (a)	$3,876,000	$3,804,372
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (a) (b)	3,685,000	3,619,407
SOFR + 0.75%, 4.06%, 9/22/2028 (a) (b)	11,210,000	11,197,333
Series H, 4.70%, 9/14/2027 (a)	5,270,000	5,336,138
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (b)	3,504,000	3,571,102
5.20%, 2/1/2028 (a)	3,678,000	3,767,817
5.27%, 12/11/2026	6,090,000	6,175,321
5.37%, 6/4/2027 (a)	8,127,000	8,310,670
5.72%, 9/25/2028	13,785,000	14,403,533
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (b)	9,345,000	9,499,660
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	3,507,000	3,405,262
Series MTN, 1.65%, 7/14/2028	682,000	642,908
Series MTN, 2.05%, 1/26/2027 (a)	3,301,000	3,223,691
Series MTN, 3.25%, 5/16/2027	3,921,000	3,885,711
Series MTN, 3.40%, 1/29/2028 (a)	4,729,000	4,677,076
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	3,956,000	3,929,218
Series MTN, 3.85%, 4/28/2028	4,445,000	4,454,023
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	3,983,000	3,981,088
SOFR + 0.68%, 4.44%, 6/9/2028 (b)	5,912,000	5,952,261
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	2,001,000	2,023,431
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (b)	4,051,000	4,111,684
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	5,406,000	5,597,481
Bank of Nova Scotia:
1.95%, 2/2/2027 (a)	3,532,000	3,443,735
2.95%, 3/11/2027	3,461,000	3,410,331
SOFR + 0.76%, 4.04%, 9/15/2028 (a) (b)	7,407,000	7,395,149
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (b)	10,088,000	10,141,971
SOFR + 0.89%, 4.93%, 2/14/2029 (b)	3,434,000	3,490,901
5.25%, 6/12/2028 (a)	3,402,000	3,510,184
5.35%, 12/7/2026	5,593,000	5,675,441

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.40%, 6/4/2027	$3,949,000	$4,038,287
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	10,059,000	9,834,383
4.34%, 1/10/2028	10,561,000	10,561,739
SOFR + 1.08%, 4.48%, 11/11/2029 (b)	400,000	400,688
4.84%, 5/9/2028	16,411,000	16,499,619
SOFR + 1.34%, 4.84%, 9/10/2028 (b)	5,291,000	5,344,492
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	11,090,000	11,254,132
SOFR + 0.96%, 5.09%, 2/25/2029 (b)	3,959,000	4,029,787
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	7,572,000	7,734,344
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	300,000	305,784
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	3,250,000	3,440,352
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	5,460,000	5,790,057
BPCE SA 3.38%, 12/2/2026	2,806,000	2,783,805
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	3,030,000	3,007,184
SOFR + 0.60%, 4.24%, 9/8/2028 (b)	5,651,000	5,661,341
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	2,982,000	3,006,989
SOFR + 1.03%, 4.86%, 3/30/2029 (b)	5,491,000	5,575,891
5.00%, 4/28/2028 (a)	6,521,000	6,671,635
5.24%, 6/28/2027	6,806,000	6,941,371
Capital One NA 4.65%, 9/13/2028	750,000	758,850
Citibank NA:
4.58%, 5/29/2027	17,492,000	17,652,227
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	14,637,000	14,749,559
5.49%, 12/4/2026	10,172,000	10,333,328
5.80%, 9/29/2028	6,250,000	6,555,875
Citigroup, Inc.:
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	6,850,000	6,745,195
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	11,782,000	11,624,357
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	22,631,000	22,426,416
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (a) (b)	15,642,000	15,582,717
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	$11,390,000	$11,355,374
4.13%, 7/25/2028	7,789,000	7,777,550
4.45%, 9/29/2027	15,307,000	15,368,534
SOFR + 1.14%, 4.64%, 5/7/2028 (b)	23,070,000	23,224,108
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	5,371,000	5,411,014
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	31,385,000	31,787,042
6.63%, 1/15/2028	1,741,000	1,841,734
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (b)	3,359,000	3,377,239
Commonwealth Bank of Australia:
4.42%, 3/14/2028 (a)	3,970,000	4,014,901
4.58%, 11/27/2026 (a)	4,378,000	4,408,602
Cooperatieve Rabobank UA:
4.37%, 5/27/2027 (a)	3,630,000	3,658,568
4.88%, 1/21/2028 (a)	3,451,000	3,527,336
5.04%, 3/5/2027 (a)	3,193,000	3,242,587
5.50%, 10/5/2026 (a)	3,385,000	3,436,892
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	14,784,000	14,462,891
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	5,100,000	4,987,953
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	2,680,000	2,677,749
5.37%, 9/9/2027	3,944,000	4,044,454
SOFR + 1.21%, 5.37%, 1/10/2029 (b)	6,835,000	6,980,927
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	6,517,000	6,842,524
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	3,134,000	3,046,154
2.55%, 5/5/2027	3,095,000	3,022,175
3.95%, 3/14/2028	3,652,000	3,635,128
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	1,207,000	1,202,981
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	5,052,000	5,322,535
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	4,608,000	4,802,918
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	3,663,000	3,572,854
SOFR + 0.81%, 4.97%, 1/28/2028 (b)	3,793,000	3,831,158
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	4,870,000	5,054,037

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (a) (b)	$16,288,000	$16,077,722
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	22,539,000	22,012,038
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	18,623,000	18,233,407
3.50%, 11/16/2026	10,463,400	10,395,806
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	17,261,000	17,128,263
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	9,702,000	9,631,466
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	11,993,000	11,888,181
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	21,168,000	21,191,285
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	4,741,000	4,770,110
SOFR + 1.32%, 4.94%, 4/23/2028 (b)	13,463,000	13,621,325
5.95%, 1/15/2027	3,343,000	3,425,372
SOFR + 1.77%, 6.48%, 10/24/2029 (a) (b)	12,307,000	13,097,356
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	11,361,000	10,884,520
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	13,530,000	12,768,937
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	4,096,000	4,002,324
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	6,961,000	6,940,326
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	13,280,000	13,370,570
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	7,667,000	7,733,013
SOFR + 1.03%, 4.90%, 3/3/2029 (b)	31,251,000	31,692,264
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	1,303,000	1,325,972
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	15,468,000	15,728,945
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	9,709,000	9,911,336
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	10,573,000	11,020,767
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	20,698,000	21,987,485
HSBC USA, Inc. 4.65%, 6/3/2028	3,639,000	3,689,000
Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	$3,733,000	$3,750,209
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	6,068,000	6,384,750
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	3,548,000	3,569,643
SOFR + 0.72%, 4.87%, 4/12/2028 (b)	3,337,000	3,373,674
ING Groep NV:
3.95%, 3/29/2027	8,405,000	8,374,490
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	3,463,000	3,453,407
SOFR + 1.01%, 4.86%, 3/25/2029 (b)	8,641,000	8,755,493
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	1,000	955
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	12,322,000	11,685,815
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	4,995,000	4,842,203
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	9,274,000	9,126,822
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (b)	4,313,000	4,254,559
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	18,574,000	18,407,391
3.63%, 12/1/2027	4,229,000	4,195,337
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	26,393,000	26,275,551
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	16,896,000	16,844,467
4.13%, 12/15/2026	12,422,500	12,433,804
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	13,508,000	13,533,395
4.25%, 10/1/2027	4,026,000	4,052,370
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	28,472,000	28,543,180
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (b)	7,415,000	7,475,432
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	19,081,000	19,329,816
SOFR + 0.80%, 4.92%, 1/24/2029 (a) (b)	7,058,000	7,184,762
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	7,594,000	7,709,733
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	13,721,000	13,876,733
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	13,770,000	14,181,310

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	$13,684,000	$13,984,911
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	8,036,000	8,196,881
7.63%, 10/15/2026	2,213,000	2,298,068
8.00%, 4/29/2027	3,466,000	3,676,490
JPMorgan Chase Bank NA 5.11%, 12/8/2026	17,116,000	17,335,427
KeyBank NA:
4.39%, 12/14/2027	2,122,000	2,132,058
5.85%, 11/15/2027 (a)	3,905,000	4,028,632
6.95%, 2/1/2028	653,000	688,138
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	4,999,000	4,857,628
Series MTN, 4.10%, 4/30/2028 (a)	3,062,000	3,057,744
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	8,366,000	8,256,071
3.75%, 1/11/2027	6,325,000	6,301,850
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	6,281,000	6,238,289
4.38%, 3/22/2028	8,078,000	8,113,220
4.55%, 8/16/2028	8,107,000	8,190,502
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (b)	12,620,000	12,794,282
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (b)	4,098,000	4,170,248
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	8,888,000	9,022,564
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (a) (b)	3,763,000	3,786,105
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	1,457,000	1,474,295
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,043,000	2,996,686
4.70%, 1/27/2028	4,324,000	4,380,990
SOFR + 0.95%, 4.76%, 7/6/2028 (a) (b)	3,101,000	3,129,963
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	4,017,000	3,911,473
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	18,537,000	18,102,493
3.29%, 7/25/2027	3,574,000	3,531,291
3.68%, 2/22/2027 (a)	4,643,000	4,624,242
3.96%, 3/2/2028 (a)	7,556,000	7,544,968
4.05%, 9/11/2028	500,000	500,580
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	3,741,000	3,737,334
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	4,411,000	4,477,650
Security Description	Principal Amount	Value
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	$3,631,000	$3,712,770
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	3,990,000	4,102,159
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (a)	3,616,000	3,558,469
3.66%, 2/28/2027 (a)	3,562,000	3,542,338
4.02%, 3/5/2028 (a)	3,635,000	3,636,200
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b)	2,004,000	2,005,122
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	6,177,000	6,323,889
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	2,636,000	2,730,316
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	9,824,000	10,223,444
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	30,675,000	30,017,021
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	10,275,000	10,056,142
3.59%, 7/22/2028 (b)	20,052,000	19,840,652
3.63%, 1/20/2027	1,298,000	1,293,522
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	16,405,000	16,263,917
3.95%, 4/23/2027 (a)	7,570,000	7,553,724
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	11,835,000	11,846,125
SOFR + 1.38%, 4.99%, 4/12/2029 (b)	12,782,000	13,031,249
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	3,055,000	3,119,888
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	11,569,000	11,838,789
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	7,718,000	7,973,466
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	6,499,000	6,645,033
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	9,554,000	9,952,306
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	33,173,000	33,251,620
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	18,395,000	18,576,559
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	9,784,000	9,929,097
SOFR + 0.91%, 5.02%, 1/12/2029 (b)	2,917,000	2,970,119
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	13,982,000	14,289,884

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Private Bank NA SOFR + 0.77%, 4.47%, 7/6/2028 (b)	$11,392,000	$11,457,162
National Australia Bank Ltd.:
3.91%, 6/9/2027	3,681,000	3,680,632
4.31%, 6/13/2028	11,718,000	11,823,110
4.50%, 10/26/2027	4,146,000	4,190,860
4.90%, 6/13/2028	2,867,000	2,935,923
4.94%, 1/12/2028 (a)	3,718,000	3,797,714
5.09%, 6/11/2027	3,629,000	3,698,205
National Bank of Canada SOFR + 0.80%, 4.95%, 2/1/2028 (a) (b)	3,996,000	4,040,755
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	5,782,000	5,679,890
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	6,313,000	6,409,147
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,219,000	1,248,890
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b)	9,995,000	10,179,408
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	5,400,000	5,633,442
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	2,554,000	2,504,478
3.65%, 8/3/2028	3,862,000	3,837,669
4.00%, 5/10/2027 (a)	3,323,000	3,328,716
PNC Bank NA:
3.10%, 10/25/2027 (a)	3,995,000	3,928,323
3.25%, 1/22/2028	4,925,000	4,846,889
4.05%, 7/26/2028	5,375,000	5,362,530
SOFR + 0.73%, 4.43%, 7/21/2028 (b)	7,906,000	7,944,344
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	3,994,000	3,940,720
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	3,481,000	3,532,345
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	4,886,000	5,009,811
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	11,228,000	11,629,850
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	5,028,000	5,150,532
Regions Financial Corp. 1.80%, 8/12/2028	3,562,000	3,337,523
Royal Bank of Canada:
Series GMTN, 1.40%, 11/2/2026 (a)	3,115,000	3,031,238
2.05%, 1/21/2027 (a)	3,235,000	3,158,395
3.63%, 5/4/2027 (a)	3,826,000	3,811,155
Security Description	Principal Amount	Value
Series GMTN, 4.24%, 8/3/2027 (a)	$5,464,000	$5,496,456
SOFR + 0.89%, 4.50%, 8/6/2029 (b)	20,473,000	20,630,847
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (a) (b)	4,888,000	4,905,792
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (b)	3,816,000	3,848,779
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (b)	8,294,000	8,373,871
Series GMTN, 4.88%, 1/19/2027 (a)	3,788,000	3,832,698
Series GMTN, 4.90%, 1/12/2028	4,942,000	5,041,137
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (b)	5,412,000	5,504,599
Series GMTN, 5.20%, 8/1/2028	11,362,000	11,718,540
Series MTN, 6.00%, 11/1/2027	6,319,000	6,571,002
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	3,386,000	3,353,461
4.40%, 7/13/2027	3,239,000	3,248,490
SOFR + 1.61%, 5.47%, 3/20/2029 (b)	15,960,000	16,272,337
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	4,397,000	4,587,698
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	350,000	366,796
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	7,199,000	7,032,559
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	2,987,000	2,956,772
SOFR + 1.07%, 4.32%, 9/22/2029 (b)	3,020,000	3,012,027
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	6,253,000	6,545,953
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	2,327,000	2,369,468
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	6,751,000	6,340,809
2.17%, 1/14/2027	2,962,000	2,892,511
2.63%, 7/14/2026	11,602,000	11,473,334
3.01%, 10/19/2026	5,262,000	5,207,486
3.35%, 10/18/2027	3,550,000	3,504,773
3.36%, 7/12/2027 (a)	5,068,000	5,017,219
3.45%, 1/11/2027 (a)	3,976,000	3,947,492
3.54%, 1/17/2028	3,949,000	3,904,297

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.94%, 7/19/2028	$3,756,000	$3,743,868
5.52%, 1/13/2028	7,270,000	7,498,205
5.72%, 9/14/2028	4,290,000	4,479,961
5.80%, 7/13/2028	3,219,000	3,362,310
Synchrony Bank 5.63%, 8/23/2027 (a)	3,477,000	3,552,833
Synovus Bank 5.63%, 2/15/2028	2,853,000	2,910,345
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	879,000	857,799
Series MTN, 2.80%, 3/10/2027	12,434,000	12,227,969
4.11%, 6/8/2027	5,901,000	5,910,560
4.57%, 12/17/2026 (a)	10,599,000	10,659,096
Series MTN, 4.57%, 6/2/2028	13,032,000	13,199,331
Series MTN, 4.69%, 9/15/2027 (a)	9,918,000	10,046,736
4.86%, 1/31/2028	3,693,000	3,758,034
Series GMTN, 4.98%, 4/5/2027	3,910,000	3,965,757
5.16%, 1/10/2028	7,721,000	7,903,988
5.26%, 12/11/2026	2,787,000	2,824,959
Series MTN, 5.52%, 7/17/2028	8,102,000	8,408,175
Truist Bank:
3.80%, 10/30/2026 (a)	3,763,000	3,751,372
SOFR + 0.77%, 4.42%, 7/24/2028 (a) (b)	14,517,000	14,579,423
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	3,860,000	3,662,252
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (b)	2,586,000	2,436,322
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	3,042,000	3,043,186
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	5,101,000	5,175,832
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	8,940,000	8,709,884
Series X, 3.15%, 4/27/2027	4,344,000	4,290,352
Series MTN, 3.90%, 4/26/2028	699,000	697,861
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	12,159,000	12,247,274
SOFR + 1.23%, 4.65%, 2/1/2029 (b)	3,477,000	3,514,621
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	6,908,000	7,190,399
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	6,180,000	6,345,500
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (b)	9,505,000	9,536,652
SOFR + 0.91%, 4.73%, 5/15/2028 (b)	9,391,000	9,476,552
Security Description	Principal Amount	Value
UBS AG:
5.00%, 7/9/2027	$8,682,000	$8,823,603
7.50%, 2/15/2028	13,746,000	14,795,919
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	16,275,000	15,820,439
3.00%, 10/23/2026	14,809,000	14,657,060
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	18,463,000	18,299,049
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	15,480,000	15,337,429
SOFR + 0.88%, 4.08%, 9/15/2029 (b)	6,830,000	6,801,655
Series GMTN, 4.30%, 7/22/2027	17,119,000	17,179,944
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (a) (b)	13,976,000	14,143,991
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	9,747,000	9,836,672
SOFR + 1.37%, 4.97%, 4/23/2029 (b)	10,094,000	10,285,483
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	22,354,000	23,165,450
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	27,356,000	28,001,602
Wells Fargo Bank NA 5.25%, 12/11/2026	14,265,000	14,473,269
Westpac Banking Corp.:
3.35%, 3/8/2027	4,373,000	4,344,401
3.40%, 1/25/2028 (a)	7,347,000	7,266,991
4.04%, 8/26/2027 (a)	4,282,000	4,295,531
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	3,611,000	3,601,178
Series GMTN, 4.60%, 10/20/2026	6,332,000	6,373,538
5.46%, 11/18/2027 (a)	4,123,000	4,254,606
Zions Bancorp NA SOFR + 1.16%, 4.70%, 8/18/2028 (b)	3,520,000	3,531,546
		2,705,535,008
BEVERAGES — 1.3%
Coca-Cola Co.:
1.00%, 3/15/2028	3,322,000	3,112,814
1.45%, 6/1/2027	7,325,000	7,054,121
1.50%, 3/5/2028 (a)	1,823,000	1,727,329
2.90%, 5/25/2027 (a)	4,230,000	4,168,496
3.38%, 3/25/2027	5,235,000	5,207,883
Constellation Brands, Inc.:
3.50%, 5/9/2027	3,760,000	3,723,453
3.60%, 2/15/2028	6,057,000	5,975,776
3.70%, 12/6/2026 (a)	3,151,000	3,135,087
4.35%, 5/9/2027	3,636,000	3,645,599
Diageo Capital PLC:
3.88%, 5/18/2028	1,182,000	1,177,910

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 10/24/2027	$3,962,000	$4,061,050
Keurig Dr. Pepper, Inc.:
3.43%, 6/15/2027 (a)	3,850,000	3,798,179
4.35%, 5/15/2028	14,755,000	14,754,410
4.60%, 5/25/2028 (a)	8,097,000	8,143,072
5.10%, 3/15/2027	3,869,000	3,908,425
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027	3,554,000	3,590,180
PepsiCo, Inc.:
2.63%, 3/19/2027	2,054,000	2,019,287
3.00%, 10/15/2027 (a)	4,669,000	4,597,331
3.60%, 2/18/2028	7,503,000	7,467,061
4.40%, 2/7/2027 (a)	2,077,000	2,093,200
4.45%, 2/7/2028 (a)	5,713,000	5,792,582
4.45%, 5/15/2028 (a)	2,686,000	2,728,331
5.13%, 11/10/2026	3,488,000	3,532,472
		105,414,048
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	8,001,000	7,478,935
2.20%, 2/21/2027	7,067,000	6,895,272
3.20%, 11/2/2027	3,999,000	3,933,216
5.15%, 3/2/2028	18,729,000	19,163,325
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	5,398,000	5,323,454
Gilead Sciences, Inc.:
1.20%, 10/1/2027	4,156,000	3,940,137
2.95%, 3/1/2027	4,313,000	4,252,877
Illumina, Inc. 5.75%, 12/13/2027	8,262,000	8,497,302
Royalty Pharma PLC 1.75%, 9/2/2027	3,858,000	3,685,972
		63,170,490
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	3,887,000	3,717,566
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	3,556,000	3,443,381
4.30%, 6/11/2028	3,269,000	3,302,671
Albemarle Corp. 4.65%, 6/1/2027 (a)	7,455,000	7,466,481
Ecolab, Inc.:
1.65%, 2/1/2027	3,448,000	3,347,008
2.70%, 11/1/2026	2,747,000	2,711,042
3.25%, 12/1/2027	3,625,000	3,578,709
4.30%, 6/15/2028	3,806,000	3,837,133
5.25%, 1/15/2028	2,387,000	2,452,810
FMC Corp. 3.20%, 10/1/2026	3,609,000	3,566,739
LYB International Finance II BV 3.50%, 3/2/2027	3,824,000	3,779,718
Security Description	Principal Amount	Value
Mosaic Co. 4.05%, 11/15/2027	$4,947,000	$4,934,830
Nutrien Ltd.:
4.00%, 12/15/2026	3,511,000	3,504,013
4.50%, 3/12/2027	3,087,000	3,102,867
4.90%, 3/27/2028 (a)	1,481,000	1,506,340
5.20%, 6/21/2027	2,504,000	2,545,742
RPM International, Inc. 3.75%, 3/15/2027	1,859,000	1,845,987
Sherwin-Williams Co.:
3.45%, 6/1/2027 (a)	4,758,000	4,714,274
4.30%, 8/15/2028	7,554,000	7,592,676
4.55%, 3/1/2028	4,830,000	4,879,024
		72,111,445
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	5,491,000	5,199,153
Block Financial LLC 2.50%, 7/15/2028	3,806,000	3,609,686
Cintas Corp. No. 2:
3.70%, 4/1/2027	3,147,000	3,134,569
4.20%, 5/1/2028	2,993,000	3,003,895
Equifax, Inc.:
5.10%, 12/15/2027	3,225,500	3,285,656
5.10%, 6/1/2028	3,911,000	3,993,913
Global Payments, Inc.:
2.15%, 1/15/2027	3,989,000	3,887,560
4.45%, 6/1/2028	142,000	142,227
4.95%, 8/15/2027	3,177,000	3,214,425
Leland Stanford Junior University 1.29%, 6/1/2027	2,931,000	2,810,038
Moody's Corp. 3.25%, 1/15/2028	1,355,000	1,332,534
PayPal Holdings, Inc.:
2.65%, 10/1/2026	4,884,000	4,823,878
3.90%, 6/1/2027	4,427,000	4,426,115
4.45%, 3/6/2028	6,020,000	6,085,136
Quanta Services, Inc.:
4.30%, 8/9/2028	3,528,000	3,545,111
4.75%, 8/9/2027 (a)	3,345,000	3,383,100
S&P Global, Inc.:
2.45%, 3/1/2027	5,963,000	5,841,295
2.95%, 1/22/2027	3,522,000	3,475,228
4.75%, 8/1/2028	1,906,000	1,941,909
		67,135,428
COMPUTERS — 1.6%
Apple, Inc.:
1.20%, 2/8/2028 (a)	15,957,000	15,043,462
1.40%, 8/5/2028 (a)	7,690,000	7,208,452
2.45%, 8/4/2026 (a)	20,018,000	19,795,400
2.90%, 9/12/2027 (a)	7,980,000	7,859,901
3.00%, 6/20/2027	3,753,000	3,706,200
3.00%, 11/13/2027 (a)	5,201,000	5,129,902

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 5/11/2027 (a)	$7,062,000	$7,008,964
3.35%, 2/9/2027	10,058,000	10,002,178
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	4,817,000	4,928,803
6.10%, 7/15/2027	2,619,000	2,700,949
Dell, Inc. 7.10%, 4/15/2028	3,051,000	3,258,377
DXC Technology Co. 2.38%, 9/15/2028	2,010,000	1,893,460
HP, Inc.:
3.00%, 6/17/2027	3,459,000	3,393,833
4.75%, 1/15/2028	3,331,000	3,375,202
International Business Machines Corp.:
1.70%, 5/15/2027	3,947,000	3,808,026
2.20%, 2/9/2027 (a)	5,672,000	5,537,460
3.30%, 1/27/2027	545,000	540,269
4.15%, 7/27/2027	9,029,000	9,069,992
4.50%, 2/6/2028 (a)	6,148,000	6,212,062
6.22%, 8/1/2027	1,677,000	1,742,621
6.50%, 1/15/2028	3,616,000	3,810,902
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	3,338,000	3,259,724
NetApp, Inc. 2.38%, 6/22/2027 (a)	2,933,000	2,845,538
		132,131,677
CONSTRUCTION MATERIALS — 0.5%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (c)	3,855,000	3,878,824
4.70%, 4/7/2028 (c)	2,917,000	2,951,683
Carlisle Cos., Inc. 3.75%, 12/1/2027 (a)	6,224,000	6,175,079
Carrier Global Corp. 2.49%, 2/15/2027	1,410,000	1,380,376
Lennox International, Inc. 5.50%, 9/15/2028	450,000	465,138
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027 (a)	3,804,000	3,765,542
3.50%, 12/15/2027 (a)	2,984,000	2,949,087
Masco Corp.:
1.50%, 2/15/2028	7,629,000	7,180,720
3.50%, 11/15/2027	858,000	845,284
Mohawk Industries, Inc. 5.85%, 9/18/2028	5,000	5,224
Owens Corning 5.50%, 6/15/2027	3,539,000	3,615,584
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	1,000,000	993,250
Vulcan Materials Co. 3.90%, 4/1/2027	3,564,000	3,555,197
		37,760,988
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2028 (a)	$3,993,000	$4,080,527
Unilever Capital Corp. 4.88%, 9/8/2028	3,557,000	3,654,070
		7,734,597
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028 (a)	2,838,000	2,932,392
DIVERSIFIED FINANCIAL SERVICES — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	18,726,000	18,401,666
3.65%, 7/21/2027	4,906,000	4,863,416
3.88%, 1/23/2028	2,796,000	2,773,884
4.63%, 10/15/2027 (a)	4,422,000	4,456,624
4.88%, 4/1/2028	2,040,000	2,071,008
5.75%, 6/6/2028 (a)	4,267,000	4,420,057
6.10%, 1/15/2027	4,532,000	4,629,801
6.45%, 4/15/2027	2,549,000	2,629,166
Air Lease Corp.:
2.10%, 9/1/2028	623,000	583,222
2.20%, 1/15/2027	2,803,000	2,727,375
3.63%, 4/1/2027	3,212,000	3,177,567
3.63%, 12/1/2027	3,416,000	3,366,468
4.63%, 10/1/2028	5,000,000	5,023,450
5.30%, 2/1/2028 (a)	2,918,000	2,971,078
5.85%, 12/15/2027 (a)	3,819,000	3,933,150
Ally Financial, Inc.:
4.75%, 6/9/2027	5,596,000	5,629,184
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	3,336,000	3,522,849
7.10%, 11/15/2027 (a)	4,687,000	4,930,208
American Express Co.:
1.65%, 11/4/2026	3,804,000	3,709,623
2.55%, 3/4/2027	7,617,000	7,468,469
3.30%, 5/3/2027	13,658,000	13,524,425
SOFR + 0.81%, 4.35%, 7/20/2029 (b)	9,974,000	10,027,660
SOFR + 1.26%, 4.73%, 4/25/2029 (a) (b)	5,176,000	5,255,348
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	7,607,000	7,737,840
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	8,092,000	8,200,433
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	6,766,000	6,977,911
5.85%, 11/5/2027	5,191,000	5,379,226
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,290,000	1,277,061
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	2,332,000	2,214,840

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BGC Group, Inc. 8.00%, 5/25/2028 (a)	$3,236,000	$3,456,210
BlackRock Funding, Inc. 4.60%, 7/26/2027 (a)	8,292,000	8,403,279
Blackrock, Inc. 3.20%, 3/15/2027 (a)	3,421,000	3,391,887
Brookfield Finance, Inc. 3.90%, 1/25/2028	13,798,000	13,697,551
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	5,802,000	5,654,049
3.65%, 5/11/2027	4,707,000	4,671,556
3.75%, 3/9/2027 (a)	4,222,000	4,197,977
3.80%, 1/31/2028	6,200,000	6,150,896
4.10%, 2/9/2027	3,339,000	3,334,359
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	10,749,000	10,858,532
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	3,663,000	3,754,648
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	7,409,000	7,771,300
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	7,819,000	8,051,850
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,538,000	3,518,223
Charles Schwab Corp.:
2.00%, 3/20/2028	3,677,000	3,512,491
2.45%, 3/3/2027 (a)	9,986,000	9,771,201
3.20%, 3/2/2027	4,276,000	4,231,230
3.20%, 1/25/2028	1,633,000	1,604,357
3.30%, 4/1/2027	3,852,000	3,815,213
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	5,288,000	5,491,641
CME Group, Inc. 3.75%, 6/15/2028	1,586,000	1,581,575
Eaton Vance Corp. 3.50%, 4/6/2027	3,742,000	3,716,218
Hercules Capital, Inc. 3.38%, 1/20/2027 (a)	5,551,000	5,448,029
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027 (a)	3,745,000	3,681,035
3.63%, 9/1/2028	8,500,000	8,400,380
3.75%, 9/21/2028	1,000,000	991,420
4.00%, 9/15/2027	5,334,000	5,333,520
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,746,000	3,778,141
5.88%, 7/21/2028	3,856,000	4,014,096
6.45%, 6/8/2027	1,739,000	1,799,726
Lazard Group LLC 4.50%, 9/19/2028	3,750,000	3,767,550
LPL Holdings, Inc.:
4.90%, 4/3/2028	3,518,000	3,556,346
5.70%, 5/20/2027	3,664,000	3,732,957
Marex Group PLC 5.83%, 5/8/2028	4,142,000	4,202,805
Security Description	Principal Amount	Value
Mastercard, Inc.:
2.95%, 11/21/2026	$3,494,000	$3,457,208
3.30%, 3/26/2027	3,750,000	3,721,125
3.50%, 2/26/2028	1,524,000	1,511,930
4.10%, 1/15/2028	3,792,000	3,812,098
4.55%, 3/15/2028 (a)	3,898,000	3,959,549
4.88%, 3/9/2028	3,647,000	3,731,246
Nasdaq, Inc. 5.35%, 6/28/2028	3,974,000	4,097,711
Nomura Holdings, Inc.:
2.17%, 7/14/2028	1,906,000	1,800,579
2.33%, 1/22/2027	3,735,000	3,642,111
5.39%, 7/6/2027	3,856,000	3,928,261
5.59%, 7/2/2027	3,904,000	3,990,825
5.84%, 1/18/2028	3,958,000	4,092,176
6.07%, 7/12/2028	3,487,000	3,648,797
ORIX Corp.:
3.70%, 7/18/2027 (a)	1,877,000	1,861,214
5.00%, 9/13/2027 (a)	2,742,000	2,783,267
Radian Group, Inc. 4.88%, 3/15/2027	3,259,000	3,269,364
Synchrony Financial:
3.95%, 12/1/2027	8,000,000	7,907,280
SOFR + 1.40%, 5.02%, 7/29/2029 (b)	620,000	625,158
Visa, Inc.:
0.75%, 8/15/2027 (a)	2,307,000	2,185,329
1.90%, 4/15/2027	5,368,000	5,217,750
2.75%, 9/15/2027	3,912,000	3,839,432
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,508,000	1,455,099
		395,762,766
ELECTRIC — 6.0%
AEP Texas, Inc. 3.95%, 6/1/2028	3,992,000	3,962,300
AEP Transmission Co. LLC 3.10%, 12/1/2026	3,642,000	3,601,537
AES Corp. 5.45%, 6/1/2028 (a)	3,511,000	3,595,089
Alabama Power Co. 3.75%, 9/1/2027	3,633,000	3,627,333
Ameren Corp.:
1.75%, 3/15/2028	3,812,000	3,597,041
1.95%, 3/15/2027	2,208,000	2,141,164
5.70%, 12/1/2026	3,526,000	3,580,935
Ameren Illinois Co. 3.80%, 5/15/2028	1,250,000	1,245,075
American Electric Power Co., Inc.:
3.20%, 11/13/2027	415,000	406,991
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	1,183,000	1,145,049
5.75%, 11/1/2027	3,002,000	3,096,593

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Appalachian Power Co. Series X, 3.30%, 6/1/2027	$1,433,000	$1,412,522
Arizona Public Service Co. 2.95%, 9/15/2027	2,187,000	2,144,069
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	3,252,000	3,193,594
Black Hills Corp.:
3.15%, 1/15/2027	3,610,000	3,562,348
5.95%, 3/15/2028	3,482,000	3,615,674
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	2,863,000	2,824,092
CMS Energy Corp. 3.45%, 8/15/2027	2,710,000	2,672,602
Commonwealth Edison Co.:
Series 122, 2.95%, 8/15/2027	3,199,000	3,141,642
3.70%, 8/15/2028	1,906,000	1,890,428
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	3,068,000	3,035,356
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	446,000	438,208
3.80%, 5/15/2028	910,000	905,414
Constellation Energy Generation LLC 5.60%, 3/1/2028 (a)	500,000	516,655
Consumers Energy Co. 4.65%, 3/1/2028	2,231,000	2,261,074
Dominion Energy, Inc.:
Series B, 3.60%, 3/15/2027	1,129,000	1,120,533
4.25%, 6/1/2028	1,641,000	1,643,609
4.60%, 5/15/2028	3,601,000	3,637,658
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,643,000	1,562,312
4.25%, 5/14/2027	2,656,000	2,669,439
4.85%, 12/1/2026	2,339,000	2,364,074
DTE Energy Co.:
2.85%, 10/1/2026	2,999,000	2,961,543
4.88%, 6/1/2028	8,968,000	9,123,684
4.95%, 7/1/2027	3,907,000	3,957,127
Duke Energy Carolinas LLC 2.95%, 12/1/2026	3,446,000	3,408,749
Duke Energy Corp.:
3.15%, 8/15/2027	3,694,000	3,634,822
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,856,000	1,789,926
4.30%, 3/15/2028	5,953,000	5,981,098
4.85%, 1/5/2027	4,545,000	4,589,768
5.00%, 12/8/2027	3,357,000	3,418,836
Duke Energy Florida LLC:
3.20%, 1/15/2027	3,516,000	3,485,973
3.80%, 7/15/2028	1,365,000	1,359,636
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
3.70%, 9/1/2028	$3,250,000	$3,225,723
4.35%, 3/6/2027	1,687,000	1,699,922
Edison International:
4.13%, 3/15/2028	7,809,000	7,668,594
5.75%, 6/15/2027 (a)	4,135,000	4,184,082
Enel Americas SA 4.00%, 10/25/2026	3,071,000	3,065,165
Enel Chile SA 4.88%, 6/12/2028	779,000	791,604
Entergy Arkansas LLC 4.00%, 6/1/2028	1,430,000	1,428,084
Entergy Corp. 1.90%, 6/15/2028	1,336,000	1,259,394
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,563,000	1,537,304
3.12%, 9/1/2027	3,246,000	3,200,459
3.25%, 4/1/2028	3,561,000	3,504,665
Entergy Mississippi LLC 2.85%, 6/1/2028	3,778,000	3,665,302
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	1,020,000	1,007,148
4.70%, 3/13/2028	3,161,000	3,196,783
Eversource Energy:
2.90%, 3/1/2027	3,475,000	3,412,832
Series M, 3.30%, 1/15/2028	2,492,000	2,438,322
4.60%, 7/1/2027	1,710,000	1,720,482
5.00%, 1/1/2027	2,872,000	2,898,537
5.45%, 3/1/2028	4,082,000	4,192,459
Exelon Corp.:
2.75%, 3/15/2027	3,713,000	3,640,708
5.15%, 3/15/2028	2,646,000	2,706,302
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	4,987,000	4,958,724
Florida Power & Light Co.:
Series A, 3.30%, 5/30/2027	1,970,000	1,948,645
4.40%, 5/15/2028	3,853,000	3,895,768
5.05%, 4/1/2028	8,389,000	8,607,198
Fortis, Inc. 3.06%, 10/4/2026	3,657,000	3,615,493
Georgia Power Co.:
3.25%, 3/30/2027 (a)	3,299,000	3,263,437
4.00%, 10/1/2028	2,590,000	2,589,922
4.65%, 5/16/2028	5,150,000	5,228,435
5.00%, 2/23/2027	3,562,000	3,612,046
Indiana Michigan Power Co. 3.85%, 5/15/2028	1,321,000	1,313,153
Interstate Power & Light Co. 4.10%, 9/26/2028	2,450,000	2,444,733
ITC Holdings Corp. 3.35%, 11/15/2027	3,177,000	3,121,403
MidAmerican Energy Co. 3.10%, 5/1/2027	3,201,000	3,162,076
Mississippi Power Co. 3.95%, 3/30/2028	1,477,000	1,475,361

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
National Grid PLC 5.60%, 6/12/2028	$2,913,000	$3,014,227
National Rural Utilities Cooperative Finance Corp.:
3.05%, 4/25/2027	3,572,000	3,519,777
3.40%, 2/7/2028	2,773,000	2,732,126
4.12%, 9/16/2027 (a)	3,902,000	3,914,330
Series D, 4.15%, 8/25/2028	3,892,000	3,902,197
4.75%, 2/7/2028 (a)	6,734,000	6,834,000
4.80%, 3/15/2028	1,447,000	1,472,713
Series GMTN, 4.80%, 2/5/2027 (a)	3,494,000	3,528,067
Series MTN, 5.10%, 5/6/2027	3,777,000	3,836,752
Series MTN, 5.60%, 11/13/2026 (a)	3,453,000	3,509,629
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027 (a)	4,653,000	4,525,136
1.90%, 6/15/2028 (a)	8,528,000	8,062,201
3.55%, 5/1/2027	4,885,000	4,844,406
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	757,000	737,485
4.63%, 7/15/2027	4,711,000	4,757,450
4.69%, 9/1/2027	7,336,000	7,417,503
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	2,800,000	2,721,180
4.85%, 2/4/2028	7,219,000	7,349,014
4.90%, 2/28/2028 (a)	6,821,000	6,940,913
NSTAR Electric Co. 3.20%, 5/15/2027	3,589,000	3,542,235
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028 (a)	1,406,000	1,397,508
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028	2,133,000	2,146,246
4.50%, 3/20/2027 (c)	6,545,000	6,590,619
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	4,086,000	3,929,057
3.00%, 6/15/2028	3,178,000	3,063,401
3.30%, 3/15/2027	2,289,000	2,256,702
3.30%, 12/1/2027 (a)	10,526,000	10,301,375
3.75%, 7/1/2028	3,441,000	3,378,890
4.65%, 8/1/2028	1,506,000	1,510,714
5.00%, 6/4/2028	12,273,000	12,439,667
5.45%, 6/15/2027	3,889,000	3,954,374
Pinnacle West Capital Corp. 4.90%, 5/15/2028	2,212,000	2,247,193
Public Service Co. of Colorado 3.70%, 6/15/2028	2,586,000	2,568,907
Public Service Co. of New Hampshire 4.40%, 7/1/2028	5,732,000	5,787,199
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 5/15/2027 (a)	$963,000	$949,739
Series MTN, 3.65%, 9/1/2028	1,000	990
Series MTN, 3.70%, 5/1/2028	1,001,000	995,074
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	3,577,000	3,703,232
Puget Energy, Inc. 2.38%, 6/15/2028	1,591,000	1,510,002
San Diego Gas & Electric Co. 4.95%, 8/15/2028	5,714,000	5,854,050
Sempra:
3.25%, 6/15/2027	3,366,000	3,308,004
3.40%, 2/1/2028	3,921,000	3,846,266
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,392,000	1,359,511
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028	5,394,000	5,297,555
Series D, 4.70%, 6/1/2027	4,562,000	4,580,430
4.88%, 2/1/2027	3,675,000	3,696,242
5.30%, 3/1/2028	4,818,000	4,911,469
5.85%, 11/1/2027	5,788,000	5,941,035
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	4,234,000	3,998,378
4.85%, 6/15/2028	3,520,000	3,585,578
5.11%, 8/1/2027	3,589,000	3,651,520
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026 (a)	3,776,000	3,723,740
Series M, 4.10%, 9/15/2028	5,070,000	5,059,252
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	955,000	993,372
Union Electric Co. 2.95%, 6/15/2027	2,240,000	2,206,893
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,857,000	1,833,008
Series A, 3.50%, 3/15/2027	3,612,000	3,584,440
Series B, 3.75%, 5/15/2027	5,507,000	5,481,778
Series A, 3.80%, 4/1/2028	2,072,000	2,063,028
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,762,000	3,564,984
4.75%, 1/15/2028 (a)	2,060,000	2,089,108
5.15%, 10/1/2027	1,678,000	1,709,597
Wisconsin Power & Light Co. 3.05%, 10/15/2027	1,906,000	1,868,795
Xcel Energy, Inc.:
1.75%, 3/15/2027	2,388,000	2,307,238
3.35%, 12/1/2026	3,498,000	3,463,720
4.00%, 6/15/2028 (a)	3,643,000	3,639,029

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/21/2028	$3,671,000	$3,716,337
		481,228,424
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	3,140,000	3,042,786
1.80%, 10/15/2027	3,796,000	3,643,249
		6,686,035
ELECTRONICS — 1.1%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	2,917,000	2,880,129
Amphenol Corp.:
4.38%, 6/12/2028	10,812,000	10,909,740
5.05%, 4/5/2027	5,675,000	5,765,687
Arrow Electronics, Inc. 3.88%, 1/12/2028 (a)	4,050,000	4,004,195
Avnet, Inc. 6.25%, 3/15/2028	1,729,000	1,798,333
Flex Ltd. 6.00%, 1/15/2028	2,906,000	3,003,583
Honeywell International, Inc.:
1.10%, 3/1/2027	6,883,000	6,611,879
2.50%, 11/1/2026 (a)	6,147,000	6,048,218
4.65%, 7/30/2027 (a)	9,948,000	10,067,177
4.95%, 2/15/2028	6,165,000	6,298,472
Hubbell, Inc.:
3.15%, 8/15/2027	3,823,000	3,757,359
3.50%, 2/15/2028	3,588,000	3,537,481
Jabil, Inc.:
3.95%, 1/12/2028 (a)	3,925,000	3,898,389
4.25%, 5/15/2027	3,944,000	3,943,961
Keysight Technologies, Inc. 4.60%, 4/6/2027	3,539,000	3,556,730
Trimble, Inc. 4.90%, 6/15/2028	1,385,000	1,410,373
Tyco Electronics Group SA 3.13%, 8/15/2027	10,962,000	10,796,912
Vontier Corp. 2.40%, 4/1/2028	2,639,000	2,512,803
		90,801,421
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028 (a)	2,956,000	3,120,915
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
3.38%, 11/15/2027 (a)	3,877,000	3,832,880
3.95%, 5/15/2028	3,724,000	3,722,845
Veralto Corp. 5.35%, 9/18/2028	3,750,000	3,870,150
Waste Management, Inc.:
1.15%, 3/15/2028	2,743,000	2,566,186
3.15%, 11/15/2027	9,140,000	8,989,830
4.50%, 3/15/2028	6,655,000	6,736,191
Security Description	Principal Amount	Value
4.95%, 7/3/2027 (a)	$3,060,000	$3,113,917
		32,831,999
FOOD — 1.1%
Campbell's Co.:
4.15%, 3/15/2028	3,831,000	3,827,246
5.20%, 3/19/2027	3,879,000	3,938,349
Conagra Brands, Inc. 1.38%, 11/1/2027	12,304,000	11,593,444
Flowers Foods, Inc. 3.50%, 10/1/2026	3,750,000	3,715,875
General Mills, Inc.:
3.20%, 2/10/2027	4,074,000	4,026,212
4.20%, 4/17/2028	3,149,000	3,154,007
4.70%, 1/30/2027	4,026,000	4,057,322
Hershey Co.:
4.25%, 5/4/2028	1,000,000	1,010,150
4.55%, 2/24/2028 (a)	1,663,000	1,689,857
Hormel Foods Corp.:
1.70%, 6/3/2028	901,000	848,616
4.80%, 3/30/2027	4,774,000	4,828,662
J.M. Smucker Co. 3.38%, 12/15/2027 (a)	3,194,000	3,154,203
Kellanova:
3.40%, 11/15/2027	2,959,000	2,924,113
4.30%, 5/15/2028	3,436,000	3,460,396
Kraft Heinz Foods Co. 3.88%, 5/15/2027	8,079,000	8,046,361
Kroger Co. 3.70%, 8/1/2027 (a)	3,785,000	3,766,491
McCormick & Co., Inc. 3.40%, 8/15/2027	3,328,000	3,289,795
Mondelez International, Inc.:
2.63%, 3/17/2027	3,767,000	3,690,492
4.25%, 5/6/2028 (a)	7,650,000	7,682,895
Sysco Corp. 3.25%, 7/15/2027	3,357,000	3,312,453
Tyson Foods, Inc. 3.55%, 6/2/2027	4,620,000	4,574,585
		86,591,524
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,000,000	988,500
Suzano Austria GmbH 2.50%, 9/15/2028	110,000	103,990
		1,092,490
GAS — 0.5%
Atmos Energy Corp. 3.00%, 6/15/2027	2,281,000	2,250,070
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	4,482,000	4,462,503
5.25%, 3/1/2028	3,915,000	4,016,046

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
National Fuel Gas Co.:
3.95%, 9/15/2027 (a)	$3,717,000	$3,693,137
5.50%, 10/1/2026	3,850,000	3,891,002
NiSource, Inc.:
3.49%, 5/15/2027	4,407,000	4,365,927
5.25%, 3/30/2028 (a)	3,236,000	3,319,198
Southern California Gas Co. 2.95%, 4/15/2027	3,757,000	3,700,307
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	1,435,000	1,433,464
Southwest Gas Corp.:
3.70%, 4/1/2028	221,000	218,138
5.45%, 3/23/2028	2,045,000	2,101,933
5.80%, 12/1/2027	3,356,000	3,461,378
		36,913,103
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	1,166,000	1,174,384
Snap-on, Inc. 3.25%, 3/1/2027	5,712,000	5,645,912
Stanley Black & Decker, Inc. 6.00%, 3/6/2028	1,274,000	1,324,348
		8,144,644
HEALTH CARE PRODUCTS — 0.8%
Abbott Laboratories:
1.15%, 1/30/2028	334,000	314,508
3.75%, 11/30/2026	8,107,000	8,103,109
Agilent Technologies, Inc. 4.20%, 9/9/2027	3,072,000	3,076,639
Baxter International, Inc. 1.92%, 2/1/2027	8,601,000	8,340,390
Boston Scientific Corp. 4.00%, 3/1/2028	1,098,000	1,100,558
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,820,000	1,825,951
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	5,706,000	5,882,258
Medtronic Global Holdings SCA 4.25%, 3/30/2028	4,455,000	4,487,967
Smith & Nephew PLC 5.15%, 3/20/2027	3,817,000	3,869,026
Solventum Corp. 5.45%, 2/25/2027	1,480,000	1,503,976
Stryker Corp.:
3.65%, 3/7/2028	3,698,000	3,664,977
4.55%, 2/10/2027	3,405,000	3,432,615
4.70%, 2/10/2028	2,543,000	2,580,026
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	3,843,000	3,907,985
5.00%, 12/5/2026 (a)	9,007,000	9,110,490
Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	$4,673,000	$4,709,776
		65,910,251
HEALTH CARE SERVICES — 1.7%
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	1,163,000	1,156,790
Bon Secours Mercy Health, Inc. Series 2018, 4.30%, 7/1/2028	1,346,000	1,348,880
Centene Corp.:
2.45%, 7/15/2028	17,336,000	16,129,414
4.25%, 12/15/2027	4,912,000	4,828,545
CHRISTUS Health Series C, 4.34%, 7/1/2028	823,000	824,481
Cigna Group:
3.05%, 10/15/2027	3,681,000	3,608,632
3.40%, 3/1/2027	4,134,000	4,095,471
CommonSpirit Health 6.07%, 11/1/2027	3,522,000	3,651,434
Elevance Health, Inc.:
3.65%, 12/1/2027	4,038,000	4,008,725
4.00%, 9/15/2028	7,640,000	7,605,926
4.10%, 3/1/2028	6,066,000	6,062,603
4.50%, 10/30/2026 (a)	3,347,000	3,360,656
HCA, Inc.:
3.13%, 3/15/2027	6,119,000	6,033,824
4.50%, 2/15/2027	4,863,000	4,872,532
5.00%, 3/1/2028 (a)	3,419,000	3,479,892
5.20%, 6/1/2028 (a)	5,958,000	6,101,647
5.63%, 9/1/2028	2,650,000	2,734,032
Humana, Inc.:
3.95%, 3/15/2027	2,991,000	2,979,933
5.75%, 3/1/2028	3,480,000	3,591,012
Icon Investments Six DAC 5.81%, 5/8/2027	3,367,000	3,437,370
IQVIA, Inc. 5.70%, 5/15/2028	3,753,000	3,871,595
Kaiser Foundation Hospitals 3.15%, 5/1/2027	3,172,000	3,134,919
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	2,334,000	2,315,701
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	1,300,000	1,279,122
Quest Diagnostics, Inc. 4.60%, 12/15/2027	2,367,000	2,395,901
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	3,101,000	3,086,208
4.89%, 6/1/2028	1,028,000	1,045,969
UnitedHealth Group, Inc.:
2.95%, 10/15/2027	3,706,000	3,632,955
3.38%, 4/15/2027	1,598,000	1,583,650
3.45%, 1/15/2027 (a)	1,427,000	1,418,809

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 5/15/2027 (a)	$3,788,000	$3,773,757
3.85%, 6/15/2028 (a)	6,792,000	6,765,783
4.40%, 6/15/2028	4,080,000	4,118,678
4.60%, 4/15/2027	3,324,000	3,352,188
5.25%, 2/15/2028	3,754,000	3,854,720
		135,541,754
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	3,792,000	3,685,104
1.40%, 10/15/2027	3,231,000	3,065,767
Lennar Corp.:
4.75%, 11/29/2027	1,374,000	1,386,943
5.00%, 6/15/2027	3,327,000	3,355,512
Meritage Homes Corp. 5.13%, 6/6/2027 (a)	2,944,000	2,970,555
PulteGroup, Inc. 5.00%, 1/15/2027	3,007,000	3,033,852
Toll Brothers Finance Corp.:
4.35%, 2/15/2028 (a)	3,277,000	3,282,931
4.88%, 3/15/2027 (a)	3,260,000	3,282,364
		24,063,028
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027 (a)	9,015,000	8,838,757
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co. 3.10%, 8/15/2027	1,663,000	1,643,975
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,476,000	3,607,428
Estee Lauder Cos., Inc.:
3.15%, 3/15/2027	2,739,000	2,705,776
4.38%, 5/15/2028	7,963,000	8,020,573
Haleon U.S. Capital LLC 3.38%, 3/24/2027	7,642,000	7,566,039
Procter & Gamble Co.:
1.90%, 2/1/2027	3,574,000	3,487,080
2.45%, 11/3/2026	3,494,000	3,442,813
2.80%, 3/25/2027 (a)	3,485,000	3,436,140
2.85%, 8/11/2027	11,170,000	10,994,184
3.95%, 1/26/2028	2,662,000	2,677,440
Unilever Capital Corp.:
2.90%, 5/5/2027	2,930,000	2,888,921
3.50%, 3/22/2028 (a)	6,093,000	6,038,772
4.25%, 8/12/2027	3,821,000	3,849,963
		60,359,104
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	1,721,000	1,697,835
Clorox Co.:
3.10%, 10/1/2027	1,405,000	1,379,696
3.90%, 5/15/2028	1,836,000	1,829,886
Security Description	Principal Amount	Value
Kimberly-Clark Corp. 1.05%, 9/15/2027	$2,250,000	$2,135,723
		7,043,140
INSURANCE — 1.3%
Aflac, Inc. 2.88%, 10/15/2026	1,150,000	1,136,901
Allstate Corp. 3.28%, 12/15/2026	2,489,000	2,464,060
American National Group, Inc. 5.00%, 6/15/2027	3,623,000	3,652,853
Aon Corp. 8.21%, 1/1/2027	2,039,000	2,134,242
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027 (a)	3,028,000	2,969,893
Aon North America, Inc. 5.13%, 3/1/2027	3,276,000	3,322,781
Arch Capital Finance LLC 4.01%, 12/15/2026	3,235,000	3,229,565
Arthur J Gallagher & Co. 4.60%, 12/15/2027	1,457,000	1,471,730
Assurant, Inc. 4.90%, 3/27/2028	1,291,000	1,306,311
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	2,501,000	2,630,402
Athene Holding Ltd. 4.13%, 1/12/2028	3,889,000	3,881,028
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	2,159,000	2,147,406
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	1,966,000	1,925,382
Brighthouse Financial, Inc. 3.70%, 6/22/2027	3,969,000	3,916,768
Brown & Brown, Inc.:
4.60%, 12/23/2026	1,330,000	1,336,437
4.70%, 6/23/2028	3,793,000	3,831,423
CNA Financial Corp. 3.45%, 8/15/2027	2,022,000	1,998,262
Corebridge Financial, Inc.:
3.65%, 4/5/2027	4,438,000	4,400,854
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	5,904,000	6,051,187
Equitable Holdings, Inc. 4.35%, 4/20/2028	5,994,000	6,016,358
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	4,469,000	4,693,701
Fairfax Financial Holdings Ltd. 4.85%, 4/17/2028	2,303,000	2,332,570
Fidelity National Financial, Inc. 4.50%, 8/15/2028	1,906,000	1,914,615
Horace Mann Educators Corp. 7.25%, 9/15/2028	17,000	18,240
Jackson Financial, Inc. 5.17%, 6/8/2027	2,441,000	2,472,904

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lincoln National Corp.:
3.63%, 12/12/2026 (a)	$1,551,000	$1,539,910
3.80%, 3/1/2028 (a)	3,779,000	3,737,355
Manulife Financial Corp.:
2.48%, 5/19/2027	3,018,000	2,942,309
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	1,176,000	1,167,815
Markel Group, Inc. 3.50%, 11/1/2027	1,653,000	1,631,098
Marsh & McLennan Cos., Inc. 4.55%, 11/8/2027	3,888,000	3,931,779
Mercury General Corp. 4.40%, 3/15/2027 (a)	2,901,000	2,888,642
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,213,000	2,188,436
Progressive Corp.:
2.45%, 1/15/2027	2,000,000	1,963,560
2.50%, 3/15/2027	1,075,000	1,053,285
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028	1,823,000	1,825,024
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	2,427,000	2,398,458
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,844,000	1,821,688
Willis North America, Inc. 4.65%, 6/15/2027	3,108,000	3,131,341
		103,476,573
INTERNET — 1.6%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027 (a)	6,740,000	6,656,357
Alphabet, Inc. 0.80%, 8/15/2027	3,985,000	3,780,848
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	3,558,000	3,415,146
1.65%, 5/12/2028 (a)	11,838,000	11,215,795
3.15%, 8/22/2027 (a)	26,476,000	26,191,383
3.30%, 4/13/2027	11,605,000	11,520,864
4.55%, 12/1/2027	9,402,000	9,545,475
Baidu, Inc.:
1.63%, 2/23/2027 (a)	2,387,000	2,308,921
3.63%, 7/6/2027 (a)	2,451,000	2,433,426
4.38%, 3/29/2028 (a)	906,000	911,780
Booking Holdings, Inc. 3.55%, 3/15/2028	3,702,000	3,662,018
eBay, Inc.:
3.60%, 6/5/2027	3,196,000	3,172,509
5.95%, 11/22/2027 (a)	1,286,000	1,335,627
Expedia Group, Inc.:
3.80%, 2/15/2028	5,248,000	5,201,660
4.63%, 8/1/2027	2,239,000	2,255,703
Meta Platforms, Inc.:
3.50%, 8/15/2027	11,243,000	11,195,217
4.60%, 5/15/2028 (a)	8,077,000	8,240,236
Security Description	Principal Amount	Value
Netflix, Inc.:
4.38%, 11/15/2026	$3,682,000	$3,699,895
4.88%, 4/15/2028 (a)	7,879,000	8,051,393
VeriSign, Inc. 4.75%, 7/15/2027	1,677,000	1,677,084
		126,471,337
INVESTMENT COMPANY SECURITIES — 2.6%
ARES Capital Corp.:
2.88%, 6/15/2027 (a)	3,829,000	3,739,095
2.88%, 6/15/2028	8,497,000	8,111,151
7.00%, 1/15/2027	3,754,000	3,866,019
ARES Strategic Income Fund:
5.45%, 9/9/2028 (a) (c)	3,816,000	3,845,536
5.70%, 3/15/2028	6,552,000	6,647,790
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	3,492,000	3,416,678
Barings BDC, Inc.:
3.30%, 11/23/2026	3,570,000	3,509,488
5.20%, 9/15/2028	3,175,000	3,151,156
Blackstone Private Credit Fund:
2.63%, 12/15/2026	5,493,000	5,366,057
3.25%, 3/15/2027	3,870,000	3,796,199
4.95%, 9/26/2027	5,778,000	5,811,455
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	3,942,000	3,813,885
2.85%, 9/30/2028	5,258,000	4,982,060
5.35%, 4/13/2028	3,861,000	3,915,093
5.88%, 11/15/2027	4,217,000	4,321,076
Blue Owl Capital Corp.:
2.63%, 1/15/2027	6,235,000	6,067,715
2.88%, 6/11/2028 (a)	7,913,000	7,486,568
3.13%, 4/13/2027	6,525,000	6,353,458
8.45%, 11/15/2026	2,495,000	2,585,918
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	6,547,000	6,536,656
7.75%, 9/16/2027 (a)	4,492,000	4,719,834
7.95%, 6/13/2028	2,995,000	3,209,981
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027 (a)	4,814,000	4,674,057
6.10%, 3/15/2028 (c)	5,228,000	5,295,650
FS KKR Capital Corp.:
2.63%, 1/15/2027	8,991,000	8,740,691
3.25%, 7/15/2027	10,942,000	10,569,753
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	8,957,000	9,166,056
Goldman Sachs Private Credit Corp. 5.88%, 5/6/2028 (a) (c)	5,172,000	5,251,597
Golub Capital BDC, Inc. 2.05%, 2/15/2027	5,048,000	4,864,909

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Golub Capital Private Credit Fund 5.45%, 8/15/2028 (a) (c)	$3,110,000	$3,125,550
HPS Corporate Lending Fund:
4.90%, 9/11/2028 (c)	5,100,000	5,073,786
5.30%, 6/5/2027 (a) (c)	4,112,000	4,137,165
5.45%, 1/14/2028 (a)	11,520,000	11,627,021
Main Street Capital Corp.:
5.40%, 8/15/2028	2,691,000	2,702,114
6.50%, 6/4/2027 (a)	7,512,000	7,679,518
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	3,078,000	3,071,013
New Mountain Finance Corp. 6.20%, 10/15/2027 (a)	3,540,000	3,613,561
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (c)	3,622,000	3,604,687
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	7,440,000	7,216,354
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	570,000	601,589
		206,267,939
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	3,770,000	3,936,144
Nucor Corp.:
3.95%, 5/1/2028	8,371,000	8,352,751
4.30%, 5/23/2027 (a)	3,728,000	3,744,217
Steel Dynamics, Inc. 1.65%, 10/15/2027 (a)	1,327,000	1,262,654
		17,295,766
IT SERVICES — 0.8%
Accenture Capital, Inc. 3.90%, 10/4/2027 (a)	4,797,000	4,803,956
Apple, Inc.:
4.00%, 5/10/2028	6,823,000	6,861,072
4.00%, 5/12/2028	13,623,000	13,710,051
Dell International LLC/EMC Corp. 4.75%, 4/1/2028	5,762,000	5,844,742
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	2,255,000	2,251,505
4.15%, 9/15/2028	2,175,000	2,172,325
4.40%, 9/25/2027	9,412,000	9,451,718
5.25%, 7/1/2028	3,656,000	3,757,235
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	6,240,000	6,283,056
Security Description	Principal Amount	Value
International Business Machines Corp. 4.65%, 2/10/2028	$6,908,000	$7,004,988
		62,140,648
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (a)	6,808,000	6,701,251
7.50%, 10/15/2027 (a)	1,393,000	1,474,560
		8,175,811
LODGING — 0.6%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,500,000	1,501,695
5.05%, 3/30/2028	4,229,000	4,297,171
5.75%, 1/30/2027	2,923,000	2,978,040
Las Vegas Sands Corp.:
5.63%, 6/15/2028	8,708,000	8,903,059
5.90%, 6/1/2027	6,956,000	7,108,058
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	1,336,000	1,332,219
4.20%, 7/15/2027	2,221,000	2,228,307
5.00%, 10/15/2027	3,491,000	3,552,058
Sands China Ltd.:
2.30%, 3/8/2027 (a)	3,892,000	3,780,105
5.40%, 8/8/2028	10,670,000	10,902,073
		46,582,785
MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	3,790,000	3,597,506
Series MTN, 1.70%, 1/8/2027	2,386,000	2,323,296
Series MTN, 3.60%, 8/12/2027 (a)	3,291,000	3,277,606
Series K, 4.10%, 8/15/2028	10,652,000	10,694,608
4.40%, 10/15/2027	4,770,000	4,821,039
4.40%, 3/3/2028	7,360,000	7,438,016
4.45%, 10/16/2026 (a)	3,471,000	3,492,520
4.50%, 1/7/2027	1,604,000	1,616,656
4.50%, 1/8/2027	3,306,000	3,332,084
4.60%, 11/15/2027	3,175,000	3,222,625
5.00%, 5/14/2027	3,991,000	4,062,918
Oshkosh Corp. 4.60%, 5/15/2028	513,000	515,811
		48,394,685
MACHINERY-DIVERSIFIED — 1.6%
AGCO Corp. 5.45%, 3/21/2027	3,719,000	3,773,818
CNH Industrial Capital LLC:
4.50%, 10/8/2027	3,720,000	3,743,510
4.55%, 4/10/2028	7,058,000	7,112,488
4.75%, 3/21/2028	2,796,000	2,826,700

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	$3,265,000	$3,249,818
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	3,092,000	3,144,317
5.40%, 8/14/2028	1,506,000	1,557,671
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026 (a)	2,761,000	2,688,330
Series MTN, 1.50%, 3/6/2028	2,702,000	2,551,120
Series MTN, 1.70%, 1/11/2027 (a)	3,259,000	3,171,366
Series MTN, 1.75%, 3/9/2027	3,129,000	3,036,882
Series MTN, 2.35%, 3/8/2027	3,553,000	3,479,062
Series MTN, 2.80%, 9/8/2027	3,815,000	3,742,515
Series MTN, 3.05%, 1/6/2028	5,484,000	5,385,069
Series MTN, 4.15%, 9/15/2027	5,142,000	5,166,836
4.20%, 7/15/2027 (a)	3,264,000	3,285,640
Series I, 4.25%, 6/5/2028 (a)	8,213,000	8,279,525
4.50%, 1/8/2027 (a)	3,577,000	3,606,331
4.50%, 1/8/2027	2,582,000	2,602,656
4.65%, 1/7/2028	4,116,000	4,183,708
Series MTN, 4.75%, 1/20/2028 (a)	5,235,000	5,336,821
Series MTN, 4.85%, 3/5/2027	2,840,000	2,877,545
Series MTN, 4.90%, 6/11/2027 (a)	3,767,000	3,831,830
Series MTN, 4.90%, 3/3/2028	2,195,000	2,245,002
Series MTN, 4.95%, 7/14/2028	5,343,000	5,485,872
Nordson Corp. 5.60%, 9/15/2028	4,945,000	5,123,366
nVent Finance SARL 4.55%, 4/15/2028	238,000	238,950
Otis Worldwide Corp.:
2.29%, 4/5/2027	3,513,000	3,427,107
5.25%, 8/16/2028	3,913,000	4,033,599
Regal Rexnord Corp. 6.05%, 4/15/2028	5,337,000	5,520,112
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	3,771,000	3,739,550
4.70%, 9/15/2028	3,501,000	3,550,609
Xylem, Inc.:
1.95%, 1/30/2028	2,368,000	2,258,788
3.25%, 11/1/2026 (a)	1,999,000	1,978,610
		126,235,123
Security Description	Principal Amount	Value
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	$3,210,000	$3,160,919
4.20%, 3/15/2028	5,968,000	5,939,055
Comcast Corp.:
2.35%, 1/15/2027	4,401,000	4,314,212
3.15%, 2/15/2028 (a)	6,997,000	6,869,654
3.30%, 2/1/2027	8,765,600	8,691,881
3.30%, 4/1/2027 (a)	3,819,000	3,781,154
3.55%, 5/1/2028 (a)	4,936,000	4,885,455
5.35%, 11/15/2027 (a)	3,137,000	3,222,452
FactSet Research Systems, Inc. 2.90%, 3/1/2027	3,763,000	3,698,126
Paramount Global:
2.90%, 1/15/2027	2,945,000	2,885,158
3.38%, 2/15/2028	172,000	167,586
3.70%, 6/1/2028	60,000	58,691
TCI Communications, Inc. 7.13%, 2/15/2028	4,647,000	4,954,771
TWDC Enterprises 18 Corp. Series MTN, 2.95%, 6/15/2027	3,013,000	2,972,596
Walt Disney Co.:
2.20%, 1/13/2028 (a)	3,561,000	3,434,834
3.38%, 11/15/2026	3,795,000	3,772,420
3.70%, 3/23/2027 (a)	3,576,000	3,569,706
		66,378,670
MINING — 0.3%
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	4,220,000	4,287,309
5.10%, 9/8/2028	850,000	874,370
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	3,815,000	3,792,491
4.38%, 8/1/2028	750,000	748,703
Kinross Gold Corp. 4.50%, 7/15/2027	3,659,000	3,674,404
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,153,000	1,245,263
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	1,368,000	1,377,631
4.50%, 3/14/2028	7,676,000	7,759,438
		23,759,609
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.88%, 10/15/2027	4,367,000	4,278,175
Series MTN, 3.63%, 9/14/2028	6,540,000	6,465,902
Eaton Corp.:
3.10%, 9/15/2027	3,498,000	3,452,281
4.35%, 5/18/2028	2,590,000	2,619,500

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illinois Tool Works, Inc. 2.65%, 11/15/2026	$3,585,000	$3,537,786
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,789,000	3,749,860
4.25%, 9/15/2027	8,522,000	8,564,013
Teledyne Technologies, Inc. 2.25%, 4/1/2028	1,624,000	1,551,066
Textron, Inc.:
3.38%, 3/1/2028	404,000	395,807
3.65%, 3/15/2027	3,517,000	3,484,855
		38,099,245
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	7,588,000	7,442,842
4.25%, 4/1/2028	3,171,000	3,152,703
		10,595,545
OIL & GAS — 2.2%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027 (a)	3,546,000	3,508,412
3.54%, 4/6/2027	2,962,000	2,943,102
3.59%, 4/14/2027	3,792,000	3,771,789
3.94%, 9/21/2028	1,255,000	1,252,653
5.02%, 11/17/2027	5,882,000	6,001,640
BP Capital Markets PLC 3.28%, 9/19/2027	10,473,000	10,347,429
Canadian Natural Resources Ltd. 3.85%, 6/1/2027 (a)	4,111,000	4,086,334
Cenovus Energy, Inc. 4.25%, 4/15/2027	3,838,000	3,837,962
Chevron Corp. 2.00%, 5/11/2027 (a)	6,438,000	6,258,444
Chevron USA, Inc.:
1.02%, 8/12/2027	3,791,000	3,607,819
3.85%, 1/15/2028	3,657,000	3,657,475
3.95%, 8/13/2027	3,962,000	3,978,521
4.05%, 8/13/2028 (a)	3,404,000	3,420,918
4.41%, 2/26/2027	2,880,000	2,904,221
4.48%, 2/26/2028	5,741,000	5,820,513
Continental Resources, Inc. 4.38%, 1/15/2028	11,861,000	11,789,597
Coterra Energy, Inc. 3.90%, 5/15/2027	3,508,000	3,486,250
Devon Energy Corp. 5.88%, 6/15/2028	1,001,000	1,001,561
Diamondback Energy, Inc.:
3.25%, 12/1/2026	2,371,000	2,346,389
5.20%, 4/18/2027	3,819,000	3,875,636
Eni USA, Inc. 7.30%, 11/15/2027	6,144,000	6,516,818
EOG Resources, Inc. 4.40%, 7/15/2028	5,613,000	5,667,614
EQT Corp.:
3.90%, 10/1/2027	3,722,000	3,697,025
Security Description	Principal Amount	Value
5.70%, 4/1/2028	$2,929,000	$3,027,766
6.50%, 7/1/2027	2,605,000	2,667,312
7.50%, 6/1/2027	4,204,000	4,287,617
Exxon Mobil Corp. 3.29%, 3/19/2027 (a)	2,799,000	2,782,598
Helmerich & Payne, Inc. 4.65%, 12/1/2027 (a)	844,000	849,359
Hess Corp. 4.30%, 4/1/2027	7,814,000	7,838,301
Marathon Petroleum Corp. 3.80%, 4/1/2028	461,000	456,141
Occidental Petroleum Corp.:
5.00%, 8/1/2027	3,542,000	3,581,706
6.38%, 9/1/2028	5,658,000	5,910,403
8.50%, 7/15/2027	2,627,000	2,755,487
Ovintiv, Inc. 5.65%, 5/15/2028 (a)	139,000	143,180
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (a)	5,470,000	5,342,275
Phillips 66 Co.:
3.55%, 10/1/2026	2,637,000	2,622,444
3.75%, 3/1/2028 (a)	3,015,000	2,985,604
3.90%, 3/15/2028	2,981,000	2,965,201
4.95%, 12/1/2027	4,903,000	4,984,684
Shell International Finance BV 2.50%, 9/12/2026	8,995,000	8,885,351
Valero Energy Corp.:
2.15%, 9/15/2027	3,518,000	3,387,553
4.35%, 6/1/2028	3,946,000	3,962,968
Woodside Finance Ltd. 4.90%, 5/19/2028 (a)	3,302,000	3,345,190
		176,559,262
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	4,579,000	4,473,271
3.34%, 12/15/2027	4,250,000	4,190,585
		8,663,856
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	1,859,000	1,867,477
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	4,378,000	4,429,004
Berry Global, Inc.:
1.65%, 1/15/2027	3,779,000	3,660,679
5.50%, 4/15/2028	3,009,000	3,095,118
Packaging Corp. of America 3.40%, 12/15/2027	3,108,000	3,064,457
Sonoco Products Co. 2.25%, 2/1/2027 (a)	3,421,000	3,332,088
WRKCo, Inc.:
3.38%, 9/15/2027	3,756,000	3,702,740
3.90%, 6/1/2028	1,586,000	1,573,296

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2028	$3,786,000	$3,764,382
		28,489,241
PHARMACEUTICALS — 4.0%
AbbVie, Inc.:
2.95%, 11/21/2026	17,077,000	16,884,542
4.65%, 3/15/2028	3,593,000	3,651,314
4.80%, 3/15/2027	15,567,000	15,748,044
Astrazeneca Finance LLC:
1.75%, 5/28/2028	8,497,000	8,041,561
4.80%, 2/26/2027	4,760,000	4,818,358
4.88%, 3/3/2028	2,966,000	3,030,629
AstraZeneca PLC 3.13%, 6/12/2027	3,876,000	3,831,891
Becton Dickinson & Co.:
3.70%, 6/6/2027	7,521,000	7,471,061
4.69%, 2/13/2028	3,169,000	3,208,961
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	3,900,000	3,692,715
3.25%, 2/27/2027 (a)	7,909,000	7,844,463
3.45%, 11/15/2027 (a)	3,346,000	3,319,935
3.90%, 2/20/2028	5,167,000	5,167,620
4.90%, 2/22/2027	1,943,000	1,968,220
Cardinal Health, Inc.:
3.41%, 6/15/2027	3,593,000	3,554,124
4.70%, 11/15/2026	3,525,000	3,549,252
Cencora, Inc.:
3.45%, 12/15/2027	3,939,000	3,882,712
4.63%, 12/15/2027	3,078,000	3,113,335
CVS Health Corp.:
1.30%, 8/21/2027	26,836,000	25,424,695
3.63%, 4/1/2027 (a)	3,973,000	3,939,428
4.30%, 3/25/2028	18,875,000	18,886,514
6.25%, 6/1/2027	3,771,000	3,891,710
Eli Lilly & Co.:
3.10%, 5/15/2027	3,519,000	3,478,707
4.00%, 10/15/2028	16,061,000	16,083,485
4.15%, 8/14/2027	3,117,000	3,138,071
4.50%, 2/9/2027	3,688,000	3,719,532
4.55%, 2/12/2028	3,782,000	3,838,163
5.50%, 3/15/2027	1,205,000	1,234,896
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027 (a)	2,351,000	2,367,598
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	16,369,000	16,350,503
Johnson & Johnson:
0.95%, 9/1/2027 (a)	5,700,000	5,423,550
2.90%, 1/15/2028	7,138,000	7,014,156
2.95%, 3/3/2027	6,607,000	6,536,503
4.50%, 3/1/2027 (a)	2,854,000	2,886,336
4.55%, 3/1/2028	3,197,000	3,258,414
McKesson Corp.:
3.95%, 2/16/2028	1,662,000	1,657,662
4.90%, 7/15/2028	1,471,000	1,503,230
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	400	400
Security Description	Principal Amount	Value
Merck & Co., Inc.:
1.70%, 6/10/2027	$4,841,000	$4,676,793
3.85%, 9/15/2027 (a)	8,920,000	8,938,910
4.05%, 5/17/2028	3,870,000	3,892,098
Mylan, Inc. 4.55%, 4/15/2028	4,484,000	4,466,019
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	4,910,900	4,795,936
3.10%, 5/17/2027 (a)	3,744,000	3,704,426
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	33,423,000	33,799,343
Sanofi SA 3.63%, 6/19/2028 (a)	6,069,000	6,034,953
Viatris, Inc. 2.30%, 6/22/2027	9,172,000	8,825,573
Zoetis, Inc.:
3.00%, 9/12/2027	3,283,000	3,225,810
3.90%, 8/20/2028	3,207,000	3,199,143
4.15%, 8/17/2028	3,618,000	3,630,265
		322,601,559
PIPELINES — 2.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	2,253,000	2,258,092
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	3,819,000	3,860,971
DCP Midstream Operating LP 5.63%, 7/15/2027	2,843,000	2,903,954
Enbridge, Inc.:
1.60%, 10/4/2026	3,544,000	3,455,329
3.70%, 7/15/2027	3,772,000	3,742,654
4.25%, 12/1/2026	3,561,000	3,561,641
4.60%, 6/20/2028	3,554,000	3,594,907
5.25%, 4/5/2027	3,734,000	3,792,250
5.90%, 11/15/2026	3,577,000	3,641,529
Energy Transfer LP:
4.00%, 10/1/2027	3,401,000	3,388,926
4.20%, 4/15/2027	4,590,000	4,584,767
4.40%, 3/15/2027	3,810,000	3,822,154
4.95%, 5/15/2028	3,525,000	3,583,198
4.95%, 6/15/2028	3,126,000	3,179,611
5.50%, 6/1/2027 (a)	5,310,000	5,401,969
5.55%, 2/15/2028	5,694,000	5,862,144
6.05%, 12/1/2026	3,257,000	3,318,297
Enterprise Products Operating LLC:
3.95%, 2/15/2027	3,557,000	3,555,186
4.30%, 6/20/2028	8,740,000	8,805,375
4.60%, 1/11/2027	3,595,000	3,622,358
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	3,427,000	3,421,208
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (b)	2,811,000	2,793,234

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
1.75%, 11/15/2026	$1,296,000	$1,262,330
4.30%, 3/1/2028 (a)	4,101,000	4,119,906
MPLX LP:
4.00%, 3/15/2028	9,371,000	9,323,302
4.13%, 3/1/2027	4,085,000	4,081,038
4.25%, 12/1/2027	3,511,000	3,514,476
Northwest Pipeline LLC 4.00%, 4/1/2027	3,732,000	3,722,147
ONEOK, Inc.:
4.00%, 7/13/2027	2,836,000	2,827,776
4.25%, 9/24/2027	4,683,000	4,693,162
4.55%, 7/15/2028	3,167,000	3,192,114
5.55%, 11/1/2026	3,763,000	3,810,150
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	3,034,000	3,039,097
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	4,534,000	4,529,375
5.00%, 3/15/2027	8,744,000	8,800,136
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	8,525,000	8,599,594
Spectra Energy Partners LP 3.38%, 10/15/2026	3,705,000	3,679,621
Targa Resources Corp. 5.20%, 7/1/2027	3,889,000	3,952,196
TC PipeLines LP 3.90%, 5/25/2027	1,985,000	1,973,368
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	3,400,000	3,533,246
TransCanada PipeLines Ltd. 4.25%, 5/15/2028 (a)	5,999,000	6,001,580
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	3,176,000	3,166,345
Valero Energy Partners LP 4.50%, 3/15/2028	2,526,000	2,544,617
Western Midstream Operating LP:
4.50%, 3/1/2028	1,213,000	1,214,274
4.75%, 8/15/2028	1,050,000	1,058,872
Williams Cos., Inc.:
3.75%, 6/15/2027	4,933,000	4,900,886
5.30%, 8/15/2028	3,834,000	3,952,432
		187,641,794
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Agree LP 2.00%, 6/15/2028	1,119,000	1,056,437
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	3,168,000	3,158,211
3.95%, 1/15/2028	3,044,000	3,025,127
Security Description	Principal Amount	Value
American Homes 4 Rent LP 4.25%, 2/15/2028	$1,300,000	$1,297,647
American Tower Corp.:
1.50%, 1/31/2028	4,709,000	4,436,255
2.75%, 1/15/2027	6,216,600	6,110,048
3.13%, 1/15/2027	3,791,000	3,740,239
3.55%, 7/15/2027	3,389,000	3,356,567
3.60%, 1/15/2028	3,442,000	3,399,663
3.65%, 3/15/2027	3,972,000	3,943,163
5.25%, 7/15/2028	1,656,000	1,702,915
5.50%, 3/15/2028	3,150,000	3,247,367
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	3,524,000	3,485,130
Series MTN, 3.20%, 1/15/2028	4,427,000	4,346,473
Series MTN, 3.35%, 5/15/2027	2,388,000	2,361,207
Boston Properties LP:
2.75%, 10/1/2026	3,506,000	3,449,764
6.75%, 12/1/2027	3,771,000	3,958,079
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,313,000	1,250,685
3.90%, 3/15/2027	3,723,000	3,707,699
Crown Castle, Inc.:
2.90%, 3/15/2027	4,864,000	4,770,319
3.65%, 9/1/2027	4,252,000	4,207,652
3.80%, 2/15/2028	9,237,000	9,131,791
4.00%, 3/1/2027	3,786,000	3,771,954
5.00%, 1/11/2028	6,587,000	6,679,218
Digital Realty Trust LP:
3.70%, 8/15/2027	3,481,000	3,457,051
4.45%, 7/15/2028	2,156,000	2,171,954
5.55%, 1/15/2028	4,583,000	4,716,778
DOC Dr. LLC:
3.95%, 1/15/2028	3,088,000	3,063,883
4.30%, 3/15/2027	3,394,000	3,394,849
EPR Properties:
4.50%, 6/1/2027	7,795,000	7,795,156
4.95%, 4/15/2028	1,606,000	1,617,017
Equinix, Inc.:
1.55%, 3/15/2028 (a)	1,492,000	1,402,376
1.80%, 7/15/2027 (a)	3,181,000	3,054,269
2.00%, 5/15/2028	3,432,000	3,252,918
2.90%, 11/18/2026	3,844,000	3,787,301
ERP Operating LP:
2.85%, 11/1/2026	2,712,000	2,678,344
3.25%, 8/1/2027	3,577,000	3,531,000
3.50%, 3/1/2028	4,608,000	4,553,718
Essex Portfolio LP:
1.70%, 3/1/2028	3,965,000	3,740,660
3.63%, 5/1/2027	2,215,000	2,199,384
Extra Space Storage LP:
3.88%, 12/15/2027	3,544,000	3,519,582
5.70%, 4/1/2028	1,143,000	1,180,948

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Realty OP LP:
3.25%, 7/15/2027	$2,473,000	$2,434,842
5.38%, 5/1/2028	928,000	952,638
GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/2028	1,450,000	1,489,745
Healthcare Realty Holdings LP 3.75%, 7/1/2027	3,199,000	3,174,944
Healthpeak OP LLC 1.35%, 2/1/2027	2,912,000	2,803,819
Highwoods Realty LP:
3.88%, 3/1/2027 (a)	1,211,000	1,199,326
4.13%, 3/15/2028	2,815,000	2,784,007
Kimco Realty OP LLC:
1.90%, 3/1/2028	1,000	951
2.80%, 10/1/2026	2,781,000	2,743,596
3.80%, 4/1/2027	1,111,000	1,105,578
Kite Realty Group LP 4.00%, 10/1/2026	3,485,000	3,473,813
Mid-America Apartments LP:
3.60%, 6/1/2027	3,602,000	3,575,741
4.20%, 6/15/2028	972,000	974,702
NNN REIT, Inc.:
3.50%, 10/15/2027	2,054,000	2,029,619
3.60%, 12/15/2026	1,379,000	1,370,326
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (a)	3,472,000	3,480,819
4.75%, 1/15/2028	3,831,000	3,863,295
Piedmont Operating Partnership LP 9.25%, 7/20/2028 (a)	5,828,000	6,470,246
Prologis LP:
2.13%, 4/15/2027	2,519,000	2,449,526
3.38%, 12/15/2027 (a)	3,599,000	3,555,524
3.88%, 9/15/2028	3,503,000	3,490,249
4.00%, 9/15/2028	1,516,000	1,515,939
4.88%, 6/15/2028 (a)	3,722,000	3,806,824
Public Storage Operating Co.:
1.50%, 11/9/2026	3,403,000	3,313,841
1.85%, 5/1/2028	1,498,000	1,420,748
3.09%, 9/15/2027 (a)	3,578,000	3,521,503
Realty Income Corp.:
2.10%, 3/15/2028	3,412,000	3,255,696
2.20%, 6/15/2028	1,025,000	977,040
3.00%, 1/15/2027	3,133,000	3,090,203
3.40%, 1/15/2028	4,131,000	4,072,175
3.65%, 1/15/2028	3,300,000	3,272,016
3.95%, 8/15/2027	3,748,000	3,744,514
4.45%, 9/15/2026	1,728,000	1,731,853
Regency Centers LP:
3.60%, 2/1/2027	3,061,000	3,039,971
4.13%, 3/15/2028 (a)	3,953,000	3,951,735
Rexford Industrial Realty LP 5.00%, 6/15/2028	1,987,000	2,019,030
Security Description	Principal Amount	Value
Simon Property Group LP:
1.38%, 1/15/2027	$4,871,000	$4,710,501
1.75%, 2/1/2028	9,140,000	8,684,005
3.25%, 11/30/2026 (a)	3,408,000	3,377,873
3.38%, 6/15/2027 (a)	1,641,000	1,624,869
3.38%, 12/1/2027 (a)	3,834,000	3,788,260
Store Capital LLC 4.50%, 3/15/2028 (a)	3,179,000	3,171,974
Tanger Properties LP 3.88%, 7/15/2027	3,800,000	3,766,826
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	3,017,000	2,970,206
Series MTN, 3.50%, 7/1/2027	1,629,000	1,611,602
Ventas Realty LP:
3.25%, 10/15/2026 (a)	2,961,000	2,929,910
3.85%, 4/1/2027	1,262,000	1,256,813
4.00%, 3/1/2028	4,077,000	4,058,124
VICI Properties LP:
4.75%, 2/15/2028	6,109,000	6,158,849
4.75%, 4/1/2028	1,327,000	1,340,894
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,091,000	1,072,060
4.25%, 4/15/2028	3,979,000	4,002,038
Weyerhaeuser Co. 6.95%, 10/1/2027	1,746,000	1,841,367
		301,233,363
RETAIL — 2.2%
AutoNation, Inc.:
1.95%, 8/1/2028	3,406,000	3,194,590
3.80%, 11/15/2027 (a)	1,515,000	1,498,971
AutoZone, Inc.:
3.75%, 6/1/2027	2,506,000	2,491,992
4.50%, 2/1/2028	2,885,000	2,909,465
Costco Wholesale Corp.:
1.38%, 6/20/2027	6,085,000	5,847,563
3.00%, 5/18/2027 (a)	4,978,000	4,919,359
Darden Restaurants, Inc.:
3.85%, 5/1/2027	1,179,000	1,173,258
4.35%, 10/15/2027 (a)	3,088,000	3,101,618
Dollar General Corp.:
4.13%, 5/1/2028 (a)	2,835,000	2,823,178
4.63%, 11/1/2027	3,437,000	3,464,427
5.20%, 7/5/2028	217,000	222,126
Dollar Tree, Inc. 4.20%, 5/15/2028	11,859,000	11,823,423
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	3,143,000	2,931,413
1.50%, 9/15/2028	2,500,000	2,339,125
2.50%, 4/15/2027	5,679,000	5,567,919
2.80%, 9/14/2027 (a)	5,709,000	5,600,586
2.88%, 4/15/2027	3,700,000	3,646,683
3.75%, 9/15/2028 (a)	3,570,000	3,556,470
4.88%, 6/25/2027	3,815,000	3,879,283

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lowe's Cos., Inc.:
1.30%, 4/15/2028	$5,582,000	$5,219,114
1.70%, 9/15/2028	750,000	701,048
3.10%, 5/3/2027 (a)	5,015,000	4,944,188
3.35%, 4/1/2027	7,414,000	7,341,639
3.95%, 10/15/2027 (a)	3,330,000	3,327,036
4.00%, 10/15/2028 (a)	3,590,000	3,581,635
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027	1,872,000	1,859,027
Series MTN, 3.50%, 7/1/2027	2,880,000	2,857,507
Series MTN, 3.80%, 4/1/2028	7,064,000	7,032,353
4.80%, 8/14/2028	3,757,000	3,835,296
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,490,000	3,458,695
4.35%, 6/1/2028 (a)	2,586,000	2,601,775
5.75%, 11/20/2026	3,525,795	3,586,580
Starbucks Corp.:
2.00%, 3/12/2027 (a)	3,568,000	3,464,849
3.50%, 3/1/2028	7,948,000	7,848,730
4.50%, 5/15/2028	5,657,000	5,711,194
Target Corp.:
1.95%, 1/15/2027 (a)	3,459,000	3,377,056
4.35%, 6/15/2028 (a)	5,846,000	5,904,986
TJX Cos., Inc. 1.15%, 5/15/2028	2,886,000	2,687,414
Walmart, Inc.:
1.50%, 9/22/2028	6,156,000	5,768,480
3.70%, 6/26/2028	4,885,000	4,884,267
3.90%, 4/15/2028	5,079,000	5,099,570
3.95%, 9/9/2027 (a)	8,292,000	8,330,143
4.10%, 4/28/2027	3,756,000	3,782,217
5.88%, 4/5/2027	452,000	466,817
		178,663,065
SEMICONDUCTORS — 1.9%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,821,000	3,854,090
Analog Devices, Inc.:
3.45%, 6/15/2027	3,660,000	3,630,317
3.50%, 12/5/2026	3,414,000	3,396,077
4.25%, 6/15/2028	7,625,000	7,676,621
Applied Materials, Inc. 3.30%, 4/1/2027	3,737,000	3,709,234
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028 (a)	6,071,000	6,002,458
3.88%, 1/15/2027	13,141,000	13,141,000
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (c)	3,754,000	3,576,098
4.11%, 9/15/2028 (a)	5,430,000	5,449,439
4.15%, 2/15/2028	5,102,000	5,116,745
4.80%, 4/15/2028	5,604,000	5,707,786
5.05%, 7/12/2027	3,637,000	3,699,884
Security Description	Principal Amount	Value
Intel Corp.:
1.60%, 8/12/2028	$5,608,000	$5,226,095
3.15%, 5/11/2027	10,419,000	10,254,484
3.75%, 3/25/2027	3,010,000	2,992,963
3.75%, 8/5/2027	3,161,000	3,136,692
4.88%, 2/10/2028	7,492,000	7,605,504
Marvell Technology, Inc.:
2.45%, 4/15/2028	3,886,000	3,721,506
4.88%, 6/22/2028 (a)	1,646,000	1,671,233
Microchip Technology, Inc. 4.90%, 3/15/2028	2,759,000	2,799,226
Micron Technology, Inc. 5.38%, 4/15/2028 (a)	3,568,000	3,679,786
NVIDIA Corp. 1.55%, 6/15/2028	5,625,000	5,306,513
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	4,134,000	4,069,634
4.30%, 8/19/2028	5,213,000	5,221,080
4.40%, 6/1/2027	1,626,000	1,631,008
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	5,990,000	5,613,948
3.25%, 5/20/2027	6,756,000	6,698,236
Texas Instruments, Inc.:
2.90%, 11/3/2027 (a)	3,555,000	3,492,325
4.60%, 2/8/2027	3,890,000	3,927,694
4.60%, 2/15/2028	1,939,000	1,973,243
TSMC Arizona Corp.:
1.75%, 10/25/2026	5,087,000	4,962,063
3.88%, 4/22/2027	3,907,000	3,894,224
		152,837,206
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,535,000	1,442,793
3.48%, 12/1/2027	3,187,000	3,136,645
		4,579,438
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027	3,913,000	3,829,575
4.75%, 1/17/2028 (a)	5,429,000	5,532,640
4.85%, 4/4/2027 (a)	2,528,000	2,566,704
Autodesk, Inc. 3.50%, 6/15/2027 (a)	196,000	194,342
Cadence Design Systems, Inc. 4.20%, 9/10/2027 (a)	9,358,000	9,397,772
Concentrix Corp. 6.60%, 8/2/2028 (a)	4,830,000	5,054,981
Fidelity National Information Services, Inc. 1.65%, 3/1/2028 (a)	2,901,000	2,734,599
Fiserv, Inc.:
2.25%, 6/1/2027	3,886,000	3,775,987
5.15%, 3/15/2027	6,192,000	6,275,468
5.38%, 8/21/2028	2,906,000	2,995,185

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 3/2/2028	$3,547,000	$3,646,777
Intuit, Inc.:
1.35%, 7/15/2027	3,785,000	3,621,147
5.13%, 9/15/2028	2,700,000	2,787,129
Microsoft Corp.:
3.30%, 2/6/2027	25,890,000	25,736,990
3.40%, 6/15/2027	6,912,000	6,884,283
Oracle Corp.:
2.30%, 3/25/2028	6,669,000	6,375,564
2.80%, 4/1/2027	12,693,000	12,450,183
3.25%, 11/15/2027	15,635,500	15,364,224
4.50%, 5/6/2028	4,368,000	4,399,886
4.80%, 8/3/2028	5,644,000	5,739,440
Roper Technologies, Inc.:
1.40%, 9/15/2027	3,906,000	3,713,434
3.80%, 12/15/2026	2,530,000	2,520,563
4.25%, 9/15/2028	3,721,000	3,737,819
Salesforce, Inc.:
1.50%, 7/15/2028	2,794,000	2,623,873
3.70%, 4/11/2028 (a)	6,126,000	6,105,417
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	3,862,000	3,886,755
4.65%, 4/1/2028	7,072,000	7,150,287
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	3,589,000	3,561,221
4.95%, 3/28/2028	3,867,000	3,937,225
VMware LLC:
1.80%, 8/15/2028	6,465,000	6,062,166
3.90%, 8/21/2027	6,220,000	6,197,546
4.65%, 5/15/2027	1,349,000	1,358,254
Workday, Inc. 3.50%, 4/1/2027	5,220,000	5,174,743
		185,392,179
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
1.65%, 2/1/2028	11,219,000	10,618,223
2.30%, 6/1/2027	13,462,000	13,070,256
3.80%, 2/15/2027	3,872,000	3,854,808
4.10%, 2/15/2028	5,509,000	5,504,703
4.25%, 3/1/2027 (a)	8,890,000	8,906,891
Cisco Systems, Inc.:
4.55%, 2/24/2028	3,998,000	4,058,490
4.80%, 2/26/2027	12,139,000	12,287,339
Motorola Solutions, Inc. 4.60%, 2/23/2028 (a)	3,745,000	3,783,985
Nokia OYJ 4.38%, 6/12/2027	357,000	356,058
Rogers Communications, Inc.:
2.90%, 11/15/2026	3,839,000	3,779,879
3.20%, 3/15/2027	3,919,000	3,862,997
Telefonica Emisiones SA 4.10%, 3/8/2027	4,088,000	4,080,682
TELUS Corp.:
2.80%, 2/16/2027	2,855,000	2,800,384
Security Description	Principal Amount	Value
3.70%, 9/15/2027	$3,137,000	$3,110,022
T-Mobile USA, Inc.:
2.05%, 2/15/2028	10,851,000	10,342,739
3.75%, 4/15/2027	24,258,000	24,115,363
4.80%, 7/15/2028	6,468,000	6,584,941
4.95%, 3/15/2028	4,063,000	4,140,360
Verizon Communications, Inc.:
1.45%, 3/20/2026	400	395
2.10%, 3/22/2028	8,381,000	7,991,870
4.13%, 3/16/2027	15,187,000	15,201,276
4.33%, 9/21/2028	7,015,000	7,064,315
Vodafone Group PLC 4.38%, 5/30/2028	1,000,000	1,016,790
		156,532,766
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	3,047,000	3,004,677
3.55%, 11/19/2026	8,046,000	7,980,023
		10,984,700
TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,407,000	3,372,351
Canadian National Railway Co. 6.90%, 7/15/2028	1,000,000	1,076,390
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	3,745,000	3,646,881
4.00%, 6/1/2028	1,150,000	1,147,872
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	3,237,000	3,238,230
CSX Corp.:
2.60%, 11/1/2026	3,523,000	3,469,204
3.25%, 6/1/2027	3,450,000	3,407,944
3.80%, 3/1/2028 (a)	3,884,000	3,867,765
Kirby Corp. 4.20%, 3/1/2028	1,353,000	1,348,711
Norfolk Southern Corp.:
3.15%, 6/1/2027	1,300,000	1,281,722
3.80%, 8/1/2028	3,906,000	3,887,876
7.80%, 5/15/2027	3,226,000	3,415,979
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	3,114,000	3,059,131
Series MTN, 2.90%, 12/1/2026	3,530,000	3,476,344
Series MTN, 4.30%, 6/15/2027 (a)	2,541,000	2,546,184
Series MTN, 5.25%, 6/1/2028	3,050,000	3,131,709
Series MTN, 5.30%, 3/15/2027	2,747,000	2,789,496
Series MTN, 5.65%, 3/1/2028 (a)	752,000	778,681
Union Pacific Corp.:
3.00%, 4/15/2027	1,362,000	1,343,109

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 9/10/2028	$5,500,000	$5,508,525
United Parcel Service, Inc.:
2.40%, 11/15/2026	2,811,000	2,764,141
3.05%, 11/15/2027	3,577,000	3,518,910
		62,077,155
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.85%, 3/30/2027	1,164,000	1,157,540
5.40%, 3/15/2027	2,972,000	3,016,104
		4,173,644
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	2,988,000	2,931,407
3.75%, 9/1/2028	500,000	497,200
Essential Utilities, Inc. 4.80%, 8/15/2027	3,863,000	3,906,652
United Utilities PLC 6.88%, 8/15/2028	1,406,000	1,503,169
		8,838,428
TOTAL CORPORATE BONDS & NOTES (Cost $7,843,462,414)		7,902,032,060
	Shares
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	200,693,273	200,693,273
State Street Navigator Securities Lending Portfolio II (f) (g)	293,451,550	293,451,550
TOTAL SHORT-TERM INVESTMENTS (Cost $494,144,823)		494,144,823
TOTAL INVESTMENTS — 104.5% (Cost $8,337,607,237)		8,396,176,883
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(365,276,325)
NET ASSETS — 100.0%		$8,030,900,558

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,902,032,060	$—	$7,902,032,060
Short-Term Investments	494,144,823	—	—	494,144,823
TOTAL INVESTMENTS	$494,144,823	$7,902,032,060	$—	$8,396,176,883
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,757,430	$244,757,430	$675,948,675	$720,012,832	$—	$—	200,693,273	$200,693,273	$333,550
State Street Navigator Securities Lending Portfolio II	317,373,607	317,373,607	489,201,190	513,123,247	—	—	293,451,550	293,451,550	164,035
Total		$562,131,037	$1,165,149,865	$1,233,136,079	$—	$—		$494,144,823	$497,585
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds:
5.50%, 8/15/2028	$4,892,500	$5,135,596
6.13%, 11/15/2027	10,043,800	10,527,943
6.38%, 8/15/2027	5,300,000	5,551,129
6.50%, 11/15/2026	7,950,300	8,196,573
6.63%, 2/15/2027	7,038,500	7,319,490
U.S. Treasury Notes:
0.38%, 7/31/2027	56,049,300	52,841,791
0.38%, 9/30/2027	63,402,300	59,476,806
0.50%, 4/30/2027	39,210,500	37,332,685
0.50%, 5/31/2027	38,300,100	36,368,638
0.50%, 6/30/2027	47,611,600	45,100,832
0.50%, 8/31/2027	49,526,800	46,686,748
0.50%, 10/31/2027	58,773,500	55,132,298
0.63%, 3/31/2027	29,845,400	28,538,498
0.63%, 11/30/2027	66,051,300	61,985,017
0.63%, 12/31/2027	69,696,700	65,242,645
0.75%, 1/31/2028	77,714,200	72,772,063
1.00%, 7/31/2028	73,402,600	68,247,215
1.13%, 10/31/2026	62,011,300	60,318,101
1.13%, 2/28/2027	17,601,600	16,987,607
1.13%, 2/29/2028	77,264,700	72,858,198
1.13%, 8/31/2028	68,508,900	63,798,913
1.25%, 11/30/2026	73,442,600	71,391,371
1.25%, 12/31/2026	74,720,400	72,499,220
1.25%, 3/31/2028	65,860,300	62,160,804
1.25%, 4/30/2028	71,755,400	67,595,829
1.25%, 5/31/2028	77,463,300	72,821,554
1.25%, 6/30/2028	64,191,800	60,229,962
1.25%, 9/30/2028	70,284,000	65,556,303
1.50%, 1/31/2027	96,405,800	93,683,089
1.63%, 10/31/2026	28,956,700	28,323,272
1.63%, 11/30/2026	28,759,300	28,084,131
1.75%, 12/31/2026	28,275,500	27,608,375
1.88%, 2/28/2027	69,204,600	67,498,815
2.00%, 11/15/2026 (a)	67,613,100	66,340,072
2.25%, 2/15/2027	64,451,500	63,222,893
2.25%, 8/15/2027	58,248,000	56,803,176
2.25%, 11/15/2027	59,019,000	57,382,145
2.38%, 5/15/2027	69,268,500	67,877,719
2.50%, 3/31/2027	71,494,000	70,293,125
2.63%, 5/31/2027	66,101,000	65,006,202
2.75%, 4/30/2027	65,257,700	64,357,858
2.75%, 7/31/2027 (a)	59,199,300	58,274,311
2.75%, 2/15/2028	76,477,500	74,965,875
2.88%, 5/15/2028	78,456,900	76,991,963
2.88%, 8/15/2028	73,400,700	71,921,217
3.13%, 8/31/2027	58,449,800	57,908,683
3.25%, 6/30/2027	60,484,400	60,092,197
3.38%, 9/15/2027 (a)	76,695,400	76,347,874
3.38%, 9/15/2028	70,284,000	69,806,289
3.50%, 9/30/2027	23,093,600	23,044,887
3.50%, 1/31/2028	54,737,800	54,592,403
Security Description	Principal Amount	Value
3.50%, 4/30/2028	$52,620,800	$52,472,804
3.63%, 8/31/2027	51,366,500	51,366,500
3.63%, 3/31/2028	51,754,400	51,770,573
3.63%, 5/31/2028	51,644,900	51,652,969
3.63%, 8/15/2028 (a)	70,941,600	70,947,143
3.75%, 4/30/2027	69,192,800	69,295,508
3.75%, 6/30/2027	77,984,400	78,127,575
3.75%, 8/15/2027 (a)	79,433,200	79,597,651
3.75%, 4/15/2028	76,539,800	76,778,987
3.75%, 5/15/2028	72,495,300	72,733,175
3.88%, 3/31/2027	82,342,200	82,593,087
3.88%, 5/31/2027	40,178,700	40,318,384
3.88%, 7/31/2027	41,068,800	41,238,851
3.88%, 10/15/2027	78,360,800	78,752,604
3.88%, 11/30/2027	57,253,100	57,557,257
3.88%, 12/31/2027	54,752,100	55,051,526
3.88%, 3/15/2028	75,665,400	76,144,220
3.88%, 6/15/2028	71,340,400	71,808,571
3.88%, 7/15/2028	71,433,400	71,902,182
4.00%, 1/15/2027	77,435,400	77,728,807
4.00%, 12/15/2027	74,268,800	74,883,838
4.00%, 2/29/2028	53,126,100	53,595,104
4.00%, 6/30/2028	44,444,600	44,882,101
4.13%, 10/31/2026	52,547,100	52,776,994
4.13%, 1/31/2027	54,240,400	54,534,909
4.13%, 2/15/2027	77,676,600	78,128,702
4.13%, 2/28/2027	54,921,600	55,254,133
4.13%, 9/30/2027	58,762,200	59,326,868
4.13%, 10/31/2027	58,773,500	59,370,418
4.13%, 11/15/2027	77,340,600	78,138,175
4.13%, 7/31/2028	48,934,800	49,584,715
4.25%, 11/30/2026	72,098,600	72,529,502
4.25%, 12/31/2026	63,611,800	64,024,283
4.25%, 3/15/2027	80,886,900	81,547,265
4.25%, 1/15/2028	74,006,200	75,018,004
4.25%, 2/15/2028	72,435,500	73,465,442
4.38%, 12/15/2026	65,628,100	66,140,819
4.38%, 7/15/2027	80,732,700	81,751,320
4.38%, 8/31/2028	55,784,000	56,921,471
4.50%, 4/15/2027	83,999,300	85,039,447
4.50%, 5/15/2027	75,667,000	76,657,174
4.63%, 10/15/2026	61,222,900	61,787,299
4.63%, 11/15/2026	68,423,000	69,093,866
4.63%, 6/15/2027	87,068,400	88,456,053
4.63%, 9/30/2028	60,244,000	61,938,362
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,682,382,099)		5,715,785,038

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $8,478,989)	8,478,989	$8,478,989
TOTAL INVESTMENTS — 99.1% (Cost $5,690,861,088)		5,724,264,027
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		51,607,570
NET ASSETS — 100.0%		$5,775,871,597
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,715,785,038	$—	$5,715,785,038
Short-Term Investment	8,478,989	—	—	8,478,989
TOTAL INVESTMENTS	$8,478,989	$5,715,785,038	$—	$5,724,264,027

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,190,679	$10,190,679	$86,937,856	$88,649,546	$—	$—	8,478,989	$8,478,989	$119,219
State Street Navigator Securities Lending Portfolio II	—	—	85,348,605	85,348,605	—	—	—	—	2,723
Total		$10,190,679	$172,286,461	$173,998,151	$—	$—		$8,478,989	$121,942
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$12,377,601	$6,872,228
0.13%, 2/15/2052	13,516,692	7,335,973
0.25%, 2/15/2050	12,553,018	7,430,063
0.63%, 2/15/2043	18,530,384	14,089,968
0.75%, 2/15/2042	18,507,764	14,692,706
0.75%, 2/15/2045	18,852,652	14,068,424
0.88%, 2/15/2047	14,396,627	10,641,694
1.00%, 2/15/2046	15,660,188	12,083,732
1.00%, 2/15/2048	14,121,242	10,588,449
1.00%, 2/15/2049	10,014,766	7,396,453
1.38%, 2/15/2044	17,966,955	15,378,942
1.50%, 2/15/2053	12,909,150	10,345,221
1.75%, 1/15/2028	13,762,281	13,993,982
2.13%, 2/15/2040	14,133,066	14,257,282
2.13%, 2/15/2041	19,817,987	19,820,697
2.13%, 2/15/2054	10,271,838	9,493,225
2.38%, 1/15/2027	15,670,387	15,954,412
2.38%, 2/15/2055	9,830,894	9,609,315
2.50%, 1/15/2029	13,237,361	13,838,213
3.38%, 4/15/2032	5,780,368	6,472,657
3.63%, 4/15/2028	18,067,946	19,226,835
3.88%, 4/15/2029	20,880,972	22,835,300
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2026	23,055,596	22,933,564
0.13%, 4/15/2027	27,820,629	27,439,725
0.13%, 1/15/2030	25,845,379	24,682,337
0.13%, 7/15/2030	31,636,347	30,091,604
Security Description	Principal Amount	Value
0.13%, 1/15/2031	$30,037,965	$28,216,914
0.13%, 7/15/2031	34,031,930	31,788,614
0.13%, 1/15/2032	35,490,717	32,686,119
0.25%, 7/15/2029	30,494,162	29,588,866
0.38%, 1/15/2027	31,754,391	31,515,613
0.38%, 7/15/2027	29,310,144	29,119,513
0.50%, 1/15/2028	31,092,556	30,739,122
0.63%, 7/15/2032	32,474,020	30,748,203
0.75%, 7/15/2028	27,656,690	27,530,290
0.88%, 1/15/2029	24,348,410	24,171,028
1.13%, 1/15/2033	33,219,748	32,206,286
1.25%, 4/15/2028	23,427,008	23,518,977
1.38%, 7/15/2033	30,453,330	29,998,314
1.63%, 10/15/2027	23,291,133	23,671,434
1.63%, 10/15/2029	26,150,893	26,673,400
1.63%, 4/15/2030	27,564,103	27,996,407
1.75%, 1/15/2034	32,783,578	32,948,136
1.88%, 7/15/2034	30,087,917	30,535,710
1.88%, 7/15/2035	23,173,395	23,369,826
2.13%, 4/15/2029	24,923,583	25,731,652
2.13%, 1/15/2035	31,083,161	32,008,978
2.38%, 10/15/2028	24,286,381	25,300,053
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,056,399,342)		1,011,636,456
TOTAL INVESTMENTS — 99.3% (Cost $1,056,399,342)		1,011,636,456
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		6,817,788
NET ASSETS — 100.0%		$1,018,454,244

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,011,636,456	$—	$1,011,636,456

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,652	$1,329,652	$21,530,109	$22,859,761	$—	$—	—	$—	$22,464
State Street Navigator Securities Lending Portfolio II	3,242,178	3,242,178	82,550	3,324,728	—	—	—	—	634
Total		$4,571,830	$21,612,659	$26,184,489	$—	$—		$—	$23,098
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 11.6%
CHILE — 1.2%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	$400,000	$377,920
3.15%, 1/14/2030	150,000	142,111
3.63%, 8/1/2027	200,000	197,370
5.63%, 10/18/2043	250,000	238,020
5.95%, 1/8/2034	300,000	313,977
6.30%, 9/8/2053	1,100,000	1,124,486
6.78%, 1/13/2055	200,000	214,030
		2,607,914
CHINA — 1.4%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	400,000	375,721
4.13%, 7/19/2027	500,000	499,055
5.13%, 3/14/2028	400,000	408,018
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	300,000	300,267
Sinopec Group Overseas Development 2018 Ltd.:
2.30%, 1/8/2031	413,000	382,145
2.70%, 5/13/2030 (b)	300,000	285,102
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	400,000	389,318
3.50%, 5/4/2027	350,000	347,613
		2,987,239
INDONESIA — 0.8%
Pertamina Persero PT:
4.18%, 1/21/2050 (b)	450,000	351,671
5.63%, 5/20/2043	300,000	294,993
6.50%, 11/7/2048 (b)	200,000	214,058
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	650,000	647,783
6.15%, 5/21/2048	300,000	306,576
		1,815,081
MALAYSIA — 1.7%
Petronas Capital Ltd.:
2.48%, 1/28/2032	400,000	360,108
3.40%, 4/28/2061 (b)	564,000	388,370
3.50%, 4/21/2030	350,000	340,099
4.50%, 3/18/2045	350,000	314,209
4.55%, 4/21/2050	600,000	529,560
4.95%, 1/3/2031	600,000	619,770
5.34%, 4/3/2035 (b)	400,000	417,152
5.85%, 4/3/2055	600,000	634,374
		3,603,642
Security Description	Principal Amount	Value
MEXICO — 2.0%
Comision Federal de Electricidad 3.35%, 2/9/2031	$250,000	$225,463
Petroleos Mexicanos:
5.35%, 2/12/2028	650,000	646,262
5.95%, 1/28/2031	500,000	484,305
6.50%, 3/13/2027	400,000	403,944
6.70%, 2/16/2032	411,000	406,820
6.75%, 9/21/2047	900,000	747,828
6.95%, 1/28/2060	750,000	616,913
8.75%, 6/2/2029	400,000	431,028
10.00%, 2/7/2033	350,000	406,000
		4,368,563
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	159,336
Banco Nacional de Panama 2.50%, 8/11/2030	487,000	426,169
		585,505
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	480,194
QATAR — 1.1%
QatarEnergy:
1.38%, 9/12/2026	400,000	389,332
2.25%, 7/12/2031	200,000	179,996
3.13%, 7/12/2041	1,500,000	1,154,784
3.30%, 7/12/2051	1,000,000	703,916
		2,428,028
SAUDI ARABIA — 1.0%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	202,489
5.00%, 1/29/2029	200,000	204,526
5.13%, 2/14/2053	300,000	272,232
Series EMTN, 5.25%, 1/29/2030	300,000	309,525
5.25%, 1/29/2034	100,000	103,055
5.63%, 7/29/2034	500,000	528,327
SRC Sukuk Ltd. 5.38%, 2/27/2035	200,000	207,065
Suci Second Investment Co.:
5.17%, 3/5/2031	200,000	206,242
6.00%, 10/25/2028	200,000	209,738
		2,243,199
SOUTH AFRICA — 0.2%
Eskom Holdings 6.35%, 8/10/2028	200,000	205,321
Transnet 8.25%, 2/6/2028	300,000	316,472
		521,793

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	$250,000	$231,387
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	200,154
4.50%, 5/6/2030	200,000	202,346
5.25%, 10/2/2054 (b)	300,000	294,073
Adnoc Murban Sukuk Ltd. 4.75%, 5/6/2035	500,000	504,578
DP World Crescent Ltd.:
4.85%, 9/26/2028	300,000	302,895
5.50%, 9/13/2033	400,000	416,056
DP World Ltd.:
5.63%, 9/25/2048	200,000	196,710
6.85%, 7/2/2037 (a)	100,000	114,700
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	450,000	429,052
3.70%, 11/7/2049	200,000	151,781
Series GMTN, 3.95%, 5/21/2050	350,000	276,777
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034 (b)	350,000	364,153
		3,684,662
TOTAL CORPORATE BONDS & NOTES (Cost $24,943,919)		25,325,820
FOREIGN GOVERNMENT OBLIGATIONS — 86.9%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	854,000	858,102
8.75%, 4/14/2032	500,000	476,694
9.13%, 11/26/2049	350,000	293,583
9.38%, 5/8/2048	425,000	364,328
		1,992,707
ARGENTINA — 4.6%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	5,120,000	3,458,031
1.00%, 7/9/2029	2,440,000	1,780,976
3.50%, 7/9/2041 (c)	2,100,000	1,019,331
4.13%, 7/9/2035 (c)	4,300,000	2,246,338
4.13%, 7/9/2046 (c)	238,636	124,802
5.00%, 1/9/2038 (c)	2,650,000	1,489,939
		10,119,417
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	250,000	232,416
Security Description	Principal Amount	Value
BAHAMAS — 0.1%
Bahamas Government International Bonds 8.25%, 6/24/2036	$250,000	$270,597
BAHRAIN — 2.5%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	342,953
5.25%, 1/25/2033	800,000	774,221
5.45%, 9/16/2032 (b)	550,000	540,140
5.63%, 5/18/2034	200,000	194,029
6.00%, 9/19/2044	400,000	364,544
7.00%, 10/12/2028	625,000	653,774
7.75%, 4/18/2035 (b)	225,000	249,965
CBB International Sukuk Programme Co. WLL:
6.00%, 2/12/2031	450,000	463,783
6.25%, 10/18/2030	550,000	570,064
6.25%, 7/7/2033	1,200,000	1,248,640
		5,402,113
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	300,000	232,654
BRAZIL — 4.7%
Brazil Government International Bonds:
3.75%, 9/12/2031	350,000	324,189
3.88%, 6/12/2030	650,000	622,750
4.50%, 5/30/2029	387,000	383,605
4.63%, 1/13/2028	900,000	899,959
4.75%, 1/14/2050	713,000	531,534
5.00%, 1/27/2045	850,000	689,843
5.50%, 11/6/2030	600,000	612,083
5.63%, 1/7/2041	650,000	610,766
5.63%, 2/21/2047	685,000	587,841
6.00%, 10/20/2033	400,000	409,114
6.13%, 1/22/2032	350,000	364,255
6.25%, 3/18/2031	400,000	421,329
6.63%, 3/15/2035	1,650,000	1,717,009
7.13%, 1/20/2037	250,000	275,071
7.13%, 5/13/2054	700,000	709,612
7.25%, 1/12/2056	300,000	304,105
8.25%, 1/20/2034	675,000	788,797
		10,251,862
BULGARIA — 0.2%
Bulgaria Government International Bonds 5.00%, 3/5/2037	378,000	377,999
CHILE — 3.2%
Chile Government International Bonds:
2.45%, 1/31/2031	600,000	544,047
2.55%, 7/27/2033	1,200,000	1,031,753
3.10%, 1/22/2061	800,000	497,345

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.24%, 2/6/2028	$648,000	$636,114
3.50%, 1/31/2034	700,000	641,336
3.86%, 6/21/2047	955,000	759,405
4.34%, 3/7/2042	925,000	821,151
4.85%, 1/22/2029	200,000	204,440
4.95%, 1/5/2036	450,000	451,981
5.33%, 1/5/2054	925,000	898,807
5.65%, 1/13/2037	400,000	420,566
		6,906,945
CHINA — 1.3%
China Government International Bonds:
1.20%, 10/21/2030	400,000	360,636
1.25%, 10/26/2026	850,000	829,739
2.13%, 12/3/2029	750,000	716,072
Export-Import Bank of China:
2.88%, 4/26/2026	350,000	347,810
Series EMTN, 3.88%, 5/16/2026	500,000	499,572
		2,753,829
COLOMBIA — 3.5%
Colombia Government International Bonds:
3.00%, 1/30/2030	450,000	407,287
3.13%, 4/15/2031	200,000	174,089
3.25%, 4/22/2032	512,000	432,792
3.88%, 2/15/2061	250,000	153,127
4.13%, 5/15/2051	400,000	260,766
4.50%, 1/28/2026	90,000	89,716
4.50%, 3/15/2029	300,000	294,747
5.00%, 6/15/2045	1,100,000	827,708
5.20%, 5/15/2049	400,000	301,220
5.63%, 2/26/2044	550,000	450,992
6.13%, 1/18/2041	800,000	718,027
7.38%, 4/25/2030	200,000	213,407
7.38%, 9/18/2037	550,000	566,804
7.50%, 2/2/2034	956,000	1,007,180
7.75%, 11/7/2036	300,000	314,755
8.00%, 4/20/2033	550,000	599,175
8.50%, 4/25/2035	500,000	553,796
8.75%, 11/14/2053	250,000	274,831
		7,640,419
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
6.13%, 2/19/2031	400,000	416,775
6.55%, 4/3/2034	400,000	430,171
7.00%, 4/4/2044	200,000	212,764
7.16%, 3/12/2045	200,000	216,269
7.30%, 11/13/2054 (a)	500,000	546,809
		1,822,788
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$1,050,000	$1,006,182
5.50%, 2/22/2029	770,000	785,593
5.88%, 1/30/2060	600,000	535,041
6.00%, 7/19/2028	500,000	515,955
6.00%, 2/22/2033	225,000	229,936
6.40%, 6/5/2049	700,000	691,845
6.50%, 2/15/2048	550,000	549,512
6.95%, 3/15/2037	800,000	855,594
7.05%, 2/3/2031	725,000	781,389
7.15%, 2/24/2055	315,000	336,083
7.45%, 4/30/2044	298,000	327,833
		6,614,963
ECUADOR — 1.2%
Ecuador Government International Bonds:
Zero Coupon, 7/31/2030	350,000	271,250
5.00%, 7/31/2040 (c)	150,000	99,570
6.90%, 7/31/2030 (c)	600,000	541,500
6.90%, 7/31/2035 (c)	2,250,000	1,696,275
		2,608,595
EGYPT — 2.4%
Egypt Government International Bonds:
5.80%, 9/30/2027	200,000	198,860
5.88%, 2/16/2031	325,000	301,570
7.05%, 1/15/2032	600,000	577,422
7.30%, 9/30/2033	375,000	354,367
7.50%, 1/31/2027	300,000	303,614
7.50%, 2/16/2061	400,000	313,426
7.60%, 3/1/2029	450,000	464,862
7.90%, 2/21/2048	650,000	537,554
8.50%, 1/31/2047	750,000	660,388
8.63%, 2/4/2030	1,100,000	1,165,950
8.88%, 5/29/2050	300,000	270,135
Egyptian Financial Co. for Sovereign Taskeek 6.38%, 4/7/2029 (d)	$200,000	200,000
		5,348,148
EL SALVADOR — 0.2%
El Salvador Government International Bonds:
9.25%, 4/17/2030	300,000	326,929
9.65%, 11/21/2054	200,000	216,076
		543,005
GHANA — 0.7%
Ghana Government International Bonds:
1.50%, 1/3/2037	400,000	197,326
5.00%, 7/3/2029 (c)	750,000	729,286

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/3/2035 (c)	$850,000	$715,378
		1,641,990
GUATEMALA — 0.3%
Guatemala Government Bonds:
6.13%, 6/1/2050	407,000	393,984
6.60%, 6/13/2036	200,000	211,783
		605,767
HUNGARY — 2.5%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	409,108
5.38%, 9/26/2030	450,000	462,984
5.50%, 3/26/2036 (b)	450,000	453,434
6.00%, 9/26/2035	700,000	732,235
6.13%, 5/22/2028	525,000	548,025
6.25%, 9/22/2032	950,000	1,018,958
6.75%, 9/25/2052	600,000	648,117
6.75%, 9/23/2055	200,000	211,425
7.63%, 3/29/2041	624,000	738,319
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	314,473
		5,537,078
INDIA — 0.5%
Export-Import Bank of India:
2.25%, 1/13/2031	663,000	593,216
3.88%, 2/1/2028	250,000	247,336
5.50%, 1/13/2035	300,000	312,764
		1,153,316
INDONESIA — 4.0%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	188,751
3.85%, 10/15/2030	800,000	783,845
4.15%, 9/20/2027	200,000	200,261
4.45%, 4/15/2070	500,000	406,889
4.55%, 1/11/2028	700,000	705,549
4.75%, 2/11/2029	100,000	101,666
4.75%, 9/10/2034	400,000	399,038
5.25%, 1/17/2042	300,000	301,191
5.60%, 1/15/2035	400,000	423,789
5.65%, 1/11/2053	300,000	303,890
5.95%, 1/8/2046	1,250,000	1,329,369
6.63%, 2/17/2037	400,000	453,098
6.75%, 1/15/2044	300,000	346,987
7.75%, 1/17/2038	300,000	369,805
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	400,000	400,060
4.45%, 2/20/2029	400,000	402,307
4.55%, 7/23/2030	250,000	251,872
4.70%, 6/6/2032	200,000	201,348
5.00%, 5/25/2030	200,000	205,565
5.25%, 11/25/2034	200,000	205,283
Security Description	Principal Amount	Value
5.40%, 11/15/2028	$500,000	$518,980
5.60%, 11/15/2033	300,000	317,245
		8,816,788
IVORY COAST — 0.6%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	200,000	191,761
7.63%, 1/30/2033	300,000	311,839
8.08%, 4/1/2036	850,000	877,809
8.25%, 1/30/2037	50,000	52,117
		1,433,526
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	400,000	417,027
7.88%, 7/28/2045	400,000	481,212
8.00%, 3/15/2039	379,000	459,673
		1,357,912
JERSEY — 0.5%
Eagle Funding Luxco SARL 5.50%, 8/17/2030	600,000	609,102
KSA Ijarah Sukuk Ltd.:
4.25%, 9/9/2030	200,000	199,522
4.88%, 9/9/2035	200,000	201,107
		1,009,731
JORDAN — 0.4%
Jordan Government International Bonds:
6.13%, 1/29/2026	100,000	100,187
7.38%, 10/10/2047	300,000	286,968
7.50%, 1/13/2029	570,000	594,666
		981,821
KAZAKHSTAN — 0.8%
Kazakhstan Government International Bonds:
4.71%, 4/9/2035	300,000	297,714
4.88%, 10/14/2044	300,000	279,841
5.00%, 7/1/2032	450,000	459,924
5.50%, 7/1/2037	200,000	204,430
6.50%, 7/21/2045	365,000	410,547
		1,652,456
KENYA — 0.8%
Republic of Kenya Government International Bonds:
7.25%, 2/28/2028	350,000	359,130
8.00%, 5/22/2032	200,000	198,894
8.25%, 2/28/2048	250,000	225,693
9.50%, 3/5/2036	510,000	522,045
9.75%, 2/16/2031	400,000	426,980
		1,732,742

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
KUWAIT — 0.7%
Kuwait International Bonds 4.65%, 10/9/2035 (d)	$250,000	$250,000
Kuwait International Government Bonds 3.50%, 3/20/2027	$1,050,000	1,040,887
State of Kuwait 5.00%, 10/9/2030 (d)	$250,000	250,000
		1,540,887
LEBANON — 0.2%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (e)	400,000	89,263
Series GMTN, 6.65%, 2/26/2030 (e)	350,000	78,859
6.85%, 3/23/2027 (e)	325,000	72,686
Series EMTN, 6.85%, 5/25/2029 (e)	400,000	89,791
7.00%, 3/23/2032 (e)	250,000	56,393
		386,992
MEXICO — 2.7%
Mexico Government International Bonds:
3.25%, 4/16/2030	350,000	330,764
3.50%, 2/12/2034	200,000	173,800
3.75%, 4/19/2071	350,000	212,240
3.77%, 5/24/2061	250,000	158,189
4.40%, 2/12/2052	292,000	218,581
4.60%, 1/23/2046	200,000	160,685
4.75%, 4/27/2032	450,000	440,096
Series MTN, 4.75%, 3/8/2044	1,300,000	1,084,723
5.00%, 4/27/2051	200,000	164,561
5.40%, 2/9/2028	400,000	409,620
Series GMTN, 5.75%, 10/12/2110	150,000	128,554
6.00%, 5/7/2036	400,000	410,350
6.35%, 2/9/2035	600,000	633,980
6.88%, 5/13/2037	700,000	756,305
7.38%, 5/13/2055	300,000	330,629
Series MTN, 7.50%, 4/8/2033	250,000	284,869
		5,897,946
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050 (b)	428,000	314,455
5.95%, 3/8/2028	375,000	388,389
6.50%, 9/8/2033	300,000	329,623
		1,032,467
NIGERIA — 1.7%
Nigeria Government International Bonds:
6.13%, 9/28/2028	500,000	490,144
7.14%, 2/23/2030	500,000	493,303
Security Description	Principal Amount	Value
7.38%, 9/28/2033	$550,000	$520,224
7.63%, 11/28/2047	600,000	514,760
7.70%, 2/23/2038	300,000	277,293
8.38%, 3/24/2029	500,000	516,063
8.75%, 1/21/2031	400,000	414,199
10.38%, 12/9/2034	400,000	444,212
		3,670,198
OMAN — 2.2%
Oman Government International Bonds:
5.38%, 3/8/2027	300,000	303,949
5.63%, 1/17/2028	750,000	768,221
6.00%, 8/1/2029	746,000	786,146
6.25%, 1/25/2031	450,000	485,733
6.50%, 3/8/2047	400,000	431,445
6.75%, 10/28/2027	200,000	208,949
6.75%, 1/17/2048	710,000	779,088
7.00%, 1/25/2051 (b)	325,000	366,961
7.38%, 10/28/2032 (b)	520,000	604,324
		4,734,816
PAKISTAN — 0.5%
Pakistan Government International Bonds:
6.88%, 12/5/2027	650,000	649,300
7.38%, 4/8/2031	200,000	195,639
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	187,949
		1,032,888
PANAMA — 2.7%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	426,319
3.16%, 1/23/2030	200,000	186,218
3.30%, 1/19/2033	250,000	215,222
3.87%, 7/23/2060	500,000	322,525
3.88%, 3/17/2028	400,000	394,017
4.30%, 4/29/2053	285,000	208,891
4.50%, 5/15/2047	360,000	278,118
4.50%, 4/16/2050	296,000	223,408
4.50%, 4/1/2056	315,000	230,739
4.50%, 1/19/2063	375,000	272,654
6.40%, 2/14/2035	500,000	518,253
6.70%, 1/26/2036	1,100,000	1,162,513
6.85%, 3/28/2054	525,000	534,063
6.88%, 1/31/2036	350,000	373,202
7.88%, 3/1/2057	500,000	563,992
		5,910,134
PARAGUAY — 0.3%
Paraguay Government International Bonds:
4.95%, 4/28/2031	200,000	202,173
5.40%, 3/30/2050	350,000	321,845

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.65%, 3/4/2055	$200,000	$213,235
		737,253
PERU — 2.7%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	82,636
2.78%, 1/23/2031	900,000	830,793
2.78%, 12/1/2060	575,000	322,298
3.00%, 1/15/2034	900,000	781,463
3.23%, 7/28/2121	400,000	224,362
3.30%, 3/11/2041	450,000	350,074
3.55%, 3/10/2051	400,000	286,179
5.38%, 2/8/2035	325,000	331,348
5.50%, 3/30/2036	680,000	693,620
5.63%, 11/18/2050	655,000	645,875
5.88%, 8/8/2054	375,000	376,792
6.20%, 6/30/2055	300,000	312,701
8.75%, 11/21/2033	515,000	647,809
		5,885,950
PHILIPPINES — 3.8%
Philippines Government International Bonds:
2.46%, 5/5/2030	657,000	610,716
2.65%, 12/10/2045	625,000	421,387
2.95%, 5/5/2045	600,000	429,441
3.20%, 7/6/2046	550,000	401,725
3.70%, 3/1/2041	561,000	477,368
3.75%, 1/14/2029	641,000	632,159
3.95%, 1/20/2040	488,000	436,978
4.75%, 3/5/2035	650,000	654,302
5.00%, 7/17/2033	600,000	619,210
5.50%, 2/4/2035	500,000	531,332
5.50%, 1/17/2048	300,000	306,461
5.60%, 5/14/2049	300,000	307,172
5.90%, 2/4/2050	300,000	319,008
6.38%, 10/23/2034	676,000	761,495
7.75%, 1/14/2031	400,000	466,361
9.50%, 2/2/2030	400,000	482,363
ROP Sukuk Trust 5.05%, 6/6/2029	400,000	410,717
		8,268,195
POLAND — 3.2%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033 (b)	250,000	258,022
5.75%, 7/9/2034	300,000	315,825
6.25%, 10/31/2028	200,000	212,239
6.25%, 7/9/2054 (b)	600,000	623,701
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	305,150
4.88%, 2/12/2030	710,000	730,398
4.88%, 10/4/2033	750,000	758,204
5.13%, 9/18/2034	400,000	408,206
5.38%, 2/12/2035	875,000	906,695
Security Description	Principal Amount	Value
5.50%, 11/16/2027	$400,000	$413,013
5.50%, 4/4/2053	650,000	627,090
5.50%, 3/18/2054	725,000	699,363
5.75%, 11/16/2032	750,000	801,401
		7,059,307
QATAR — 3.8%
Qatar Government International Bonds:
3.75%, 4/16/2030	650,000	645,460
4.00%, 3/14/2029	1,000,000	1,003,687
4.40%, 4/16/2050	1,150,000	1,027,301
4.50%, 2/27/2028	200,000	203,110
4.50%, 4/23/2028	850,000	863,083
4.63%, 5/29/2029	300,000	307,949
4.63%, 6/2/2046	500,000	465,803
4.75%, 5/29/2034	400,000	416,219
4.82%, 3/14/2049	1,150,000	1,095,265
4.88%, 2/27/2035 (b)	1,100,000	1,152,097
5.10%, 4/23/2048	1,250,000	1,240,646
		8,420,620
ROMANIA — 2.9%
Romania Government International Bonds:
3.00%, 2/14/2031	400,000	355,190
3.63%, 3/27/2032	138,000	122,873
4.00%, 2/14/2051	450,000	299,818
5.13%, 6/15/2048	570,000	457,858
5.25%, 11/25/2027 (b)	160,000	161,678
5.75%, 9/16/2030	300,000	305,816
5.75%, 3/24/2035 (b)	728,000	700,953
5.88%, 1/30/2029	474,000	486,994
6.00%, 5/25/2034 (b)	250,000	248,270
6.38%, 1/30/2034 (b)	600,000	607,368
6.63%, 2/17/2028	770,000	801,215
6.63%, 5/16/2036	300,000	304,317
7.13%, 1/17/2033	824,000	879,147
7.50%, 2/10/2037 (b)	250,000	268,297
7.63%, 1/17/2053 (b)	250,000	266,426
		6,266,220
SAUDI ARABIA — 3.8%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	198,197
5.25%, 6/4/2027	200,000	203,600
5.25%, 6/4/2030	250,000	260,503
Saudi Government International Bonds:
3.25%, 10/26/2026	250,000	247,019
3.25%, 10/22/2030	200,000	190,622
3.45%, 2/2/2061	300,000	196,087
3.63%, 3/4/2028	550,000	543,109
3.75%, 1/21/2055	200,000	144,108
4.50%, 4/17/2030	200,000	202,189
4.50%, 10/26/2046	664,000	575,822

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/22/2060 (b)	$225,000	$184,856
4.63%, 10/4/2047	200,000	174,230
4.75%, 1/18/2028	550,000	557,511
4.75%, 1/16/2030	400,000	407,865
4.88%, 7/18/2033	425,000	430,888
5.00%, 1/16/2034 (b)	1,100,000	1,125,170
5.00%, 4/17/2049 (b)	300,000	275,171
5.00%, 1/18/2053	200,000	180,836
5.13%, 1/13/2028	425,000	434,082
5.38%, 1/13/2031	500,000	525,212
5.50%, 10/25/2032 (b)	325,000	343,995
5.63%, 1/13/2035	200,000	213,052
5.75%, 1/16/2054 (b)	600,000	602,799
		8,216,923
SENEGAL — 0.3%
Senegal Government International Bonds:
6.25%, 5/23/2033	200,000	144,385
6.75%, 3/13/2048	200,000	124,194
7.75%, 6/10/2031	400,000	322,559
		591,138
SERBIA — 0.5%
Serbia International Bonds:
2.13%, 12/1/2030	200,000	174,622
6.00%, 6/12/2034 (b)	300,000	312,616
6.50%, 9/26/2033 (b)	550,000	596,658
		1,083,896
SOUTH AFRICA — 2.1%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	800,000	787,423
4.85%, 9/30/2029	375,000	370,590
5.00%, 10/12/2046	250,000	187,176
5.38%, 7/24/2044	600,000	487,338
5.65%, 9/27/2047	500,000	401,773
5.75%, 9/30/2049	500,000	400,302
5.88%, 6/22/2030	550,000	562,269
5.88%, 4/20/2032	200,000	202,187
6.30%, 6/22/2048	350,000	302,046
7.10%, 11/19/2036 (b)	600,000	625,335
7.30%, 4/20/2052	300,000	287,649
		4,614,088
SRI LANKA — 0.8%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (a) (c),(c)	448,795	419,623
3.35%, 3/15/2033 (a) (c),(c)	572,815	489,298
3.60%, 6/15/2035 (a) (b) (c),(c)	346,140	252,315
3.60%, 2/15/2038 (a) (c),(c)	466,774	414,869
4.00%, 4/15/2028 (a)	139,889	133,664
		1,709,769
Security Description	Principal Amount	Value
TURKEY — 4.9%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	$300,000	$309,444
8.51%, 1/14/2029	850,000	926,457
9.76%, 11/13/2025	200,000	201,298
Republic of Turkiye 6.50%, 1/3/2035	690,000	676,809
Turkiye Government International Bonds:
4.88%, 4/16/2043	250,000	185,241
5.75%, 5/11/2047	300,000	237,876
5.95%, 1/15/2031	450,000	445,452
6.00%, 3/25/2027	598,000	607,674
6.00%, 1/14/2041	400,000	348,494
6.13%, 10/24/2028	500,000	509,052
6.50%, 9/20/2033	550,000	544,509
6.63%, 2/17/2045	825,000	736,660
6.95%, 9/16/2035	400,000	402,448
7.13%, 2/12/2032	500,000	516,865
7.13%, 7/17/2032	350,000	360,576
7.25%, 5/29/2032	400,000	416,059
7.63%, 4/26/2029	325,000	344,679
7.63%, 5/15/2034	200,000	211,939
8.00%, 2/14/2034	100,000	109,207
8.60%, 9/24/2027	450,000	480,077
9.13%, 7/13/2030	450,000	508,370
9.38%, 3/14/2029	350,000	390,128
9.38%, 1/19/2033	500,000	578,375
9.88%, 1/15/2028	650,000	713,226
		10,760,915
UKRAINE — 0.9%
Ukraine Government International Bonds:
3.00%, 2/1/2035 (c)	875,000	424,262
4.50%, 2/1/2034 (c)	1,100,000	619,253
4.50%, 2/1/2035 (c)	975,000	538,290
4.50%, 2/1/2036 (c)	600,000	326,550
		1,908,355
UNITED ARAB EMIRATES — 3.2%
Abu Dhabi Government International Bonds:
2.50%, 9/30/2029	500,000	475,430
3.13%, 10/11/2027	300,000	296,813
3.13%, 4/16/2030	650,000	630,939
3.63%, 10/2/2028 (d)	200,000	199,136
3.88%, 4/16/2050	1,250,000	1,024,056
4.25%, 10/2/2035 (d)	200,000	198,539
4.88%, 4/30/2029	200,000	206,995
5.00%, 4/30/2034 (b)	800,000	848,550
5.50%, 4/30/2054 (b)	550,000	575,054
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	263,486

See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Finance Department Government of Sharjah:
6.13%, 3/6/2036	$200,000	$208,666
6.50%, 11/23/2032	200,000	215,713
Sharjah Sukuk Program Ltd.:
Series EMTN, 4.23%, 3/14/2028	200,000	198,132
5.43%, 4/17/2035	500,000	509,372
UAE International Government Bonds:
2.00%, 10/19/2031	250,000	223,751
4.05%, 7/7/2032	600,000	603,475
4.95%, 7/7/2052	350,000	337,708
		7,015,815
URUGUAY — 1.8%
Oriental Republic of Uruguay 5.25%, 9/10/2060	174,378	163,662
Uruguay Government International Bonds:
4.38%, 1/23/2031	700,000	708,450
4.98%, 4/20/2055	800,000	729,362
5.10%, 6/18/2050	1,170,000	1,109,025
5.44%, 2/14/2037	399,661	418,153
5.75%, 10/28/2034	340,000	364,892
7.63%, 3/21/2036	300,000	364,867
		3,858,411
ZAMBIA — 0.2%
Zambia Government International Bonds:
0.50%, 12/31/2053	330,000	222,329
5.75%, 6/30/2033 (c)	282,824	270,205
		492,534
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $190,579,417)		190,137,301
Shares
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	615,106	615,106
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	12,163,016	$12,163,016
TOTAL SHORT-TERM INVESTMENTS (Cost $12,778,122)		12,778,122
TOTAL INVESTMENTS — 104.4% (Cost $228,301,458)		228,241,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(9,528,833)
NET ASSETS — 100.0%		$218,712,410
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (long)	4	12/19/2025	$449,937	$450,000	$63
See accompanying notes to Schedule of Investments.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$25,325,820	$—	$25,325,820
Foreign Government Obligations	—	190,137,301	—	190,137,301
Short-Term Investments	12,778,122	—	—	12,778,122
TOTAL INVESTMENTS	$12,778,122	$215,463,121	$—	$228,241,243
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$63	$—	$—	$63
TOTAL OTHER FINANCIAL INSTRUMENTS:	$63	$—	$—	$63

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,218,049	$1,218,049	$5,190,144	$5,793,087	$—	$—	615,106	$615,106	$6,161
State Street Navigator Securities Lending Portfolio II	8,954,044	8,954,044	13,293,686	10,084,714	—	—	12,163,016	12,163,016	6,795
Total		$10,172,093	$18,483,830	$15,877,801	$—	$—		$12,778,122	$12,956
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AEROSPACE & DEFENSE — 4.3%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$41,000	$42,516
Boeing Co.:
5.15%, 5/1/2030	104,000	106,764
5.71%, 5/1/2040	77,000	78,590
5.81%, 5/1/2050	124,000	123,751
5.93%, 5/1/2060	86,000	85,957
6.30%, 5/1/2029	28,000	29,722
6.53%, 5/1/2034	78,000	86,311
6.86%, 5/1/2054	48,000	54,724
7.01%, 5/1/2064	33,000	38,180
L3Harris Technologies, Inc. 5.40%, 7/31/2033	38,000	39,620
Lockheed Martin Corp. 4.09%, 9/15/2052	42,000	33,948
Northrop Grumman Corp.:
3.25%, 1/15/2028	50,000	49,166
4.03%, 10/15/2047	49,000	39,945
RTX Corp.:
4.13%, 11/16/2028	77,000	77,063
4.50%, 6/1/2042	113,000	102,174
6.10%, 3/15/2034	7,000	7,665
6.40%, 3/15/2054	44,000	49,218
		1,045,314
AGRICULTURE — 2.5%
Altria Group, Inc.:
2.45%, 2/4/2032	92,000	80,963
4.80%, 2/14/2029	15,000	15,236
5.38%, 1/31/2044	9,000	8,845
5.80%, 2/14/2039	50,000	51,905
5.95%, 2/14/2049	70,000	71,646
BAT Capital Corp.:
2.26%, 3/25/2028	32,000	30,571
4.39%, 8/15/2037	61,000	55,904
4.54%, 8/15/2047	60,000	50,276
Philip Morris International, Inc.:
4.88%, 2/15/2028	32,000	32,576
5.13%, 2/15/2030	28,000	28,944
5.25%, 2/13/2034	59,000	60,939
5.38%, 2/15/2033	59,000	61,608
Reynolds American, Inc. 5.85%, 8/15/2045	53,000	52,529
		601,942
AIRLINES — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	81,000	81,500
United Airlines, Inc. 4.63%, 4/15/2029 (a)	55,000	54,194
		135,694
Security Description	Principal Amount	Value
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	$35,000	$33,238
3.38%, 3/27/2050	35,000	25,442
		58,680
AUTO MANUFACTURERS — 2.3%
Ford Motor Co.:
3.25%, 2/12/2032	12,000	10,491
4.75%, 1/15/2043	60,000	47,937
6.10%, 8/19/2032	84,000	86,002
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	44,000	41,057
5.11%, 5/3/2029	51,000	50,629
5.80%, 3/8/2029	8,000	8,121
6.13%, 3/8/2034	29,000	29,145
6.80%, 5/12/2028	7,000	7,267
6.80%, 11/7/2028	56,000	58,469
7.35%, 11/4/2027	61,000	63,644
General Motors Co. 6.25%, 10/2/2043	35,000	35,596
General Motors Financial Co., Inc.:
5.80%, 1/7/2029	26,000	27,028
6.10%, 1/7/2034	41,000	43,118
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	45,000	53,634
		562,138
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	38,000	24,108
BANKS — 27.0%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	55,000	40,530
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	109,000	99,345
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	171,000	168,354
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	141,000	114,824
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	117,000	116,766
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	76,000	77,705
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	146,000	151,079
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	127,000	132,731
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	77,000	69,405
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	85,000	78,215

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	$77,000	$70,128
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	77,000	73,128
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	13,000	12,951
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	147,000	146,768
4.45%, 9/29/2027	70,000	70,273
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	42,000	42,207
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	105,000	107,743
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	51,000	53,450
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	111,000	117,959
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	52,000	56,765
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	74,000	72,275
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	102,000	91,009
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	80,000	72,552
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	84,000	82,254
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	79,000	71,054
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	102,000	93,591
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	79,000	78,413
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	85,000	85,082
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	90,000	90,609
SOFR + 1.70%, 5.73%, 1/28/2056 (b)	65,000	67,390
6.75%, 10/1/2037	135,000	151,388
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	77,000	69,801
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	77,000	75,848
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	58,000	57,849
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	72,000	72,507
4.95%, 3/31/2030	60,000	61,574
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	65,000	66,122
SOFR + 1.57%, 5.24%, 5/13/2031 (b)	51,000	52,476
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	58,000	60,209
Security Description	Principal Amount	Value
SOFR + 1.56%, 5.45%, 3/3/2036 (b)	$67,000	$69,124
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	72,000	79,129
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	104,000	94,543
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	90,000	85,013
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	85,000	77,768
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	86,000	61,585
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	87,000	88,170
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	107,000	109,128
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	17,000	17,567
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	112,000	116,736
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	121,000	127,587
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	89,000	92,210
Morgan Stanley:
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	85,000	75,109
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	17,000	15,887
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	75,000	72,713
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	68,000	67,409
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	77,000	77,384
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	14,000	14,157
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	78,000	80,434
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	89,000	91,845
SOFR + 1.71%, 5.52%, 11/19/2055 (b)	67,000	67,765
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	111,000	116,251
SOFR + 1.76%, 5.66%, 4/17/2036 (b)	14,000	14,771
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	62,000	66,120
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	84,000	92,339
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (b)	14,000	14,212

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	$63,000	$65,279
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	53,000	60,056
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	63,000	60,273
UBS AG 7.50%, 2/15/2028	53,000	57,051
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	57,840	53,483
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	103,000	101,844
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (b)	64,623	71,295
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	17,000	16,098
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	76,000	59,005
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	57,000	53,068
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	67,000	66,414
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	87,000	88,339
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	134,000	125,102
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	93,000	95,929
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	157,000	163,145
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	78,000	81,919
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	163,000	168,924
		6,544,509
BEVERAGES — 3.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	109,000	107,650
4.90%, 2/1/2046	243,000	227,613
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	62,000	60,373
4.44%, 10/6/2048	22,000	19,118
4.75%, 1/23/2029	66,000	67,363
5.45%, 1/23/2039	15,000	15,498
5.55%, 1/23/2049	97,000	98,135
5.80%, 1/23/2059	65,000	67,698
Security Description	Principal Amount	Value
Coca-Cola Co.:
2.25%, 1/5/2032	$40,000	$35,799
5.40%, 5/13/2064	44,000	43,778
Molson Coors Beverage Co. 4.20%, 7/15/2046	45,000	36,595
		779,620
BIOTECHNOLOGY — 2.4%
Amgen, Inc.:
4.66%, 6/15/2051	66,000	57,622
5.15%, 3/2/2028	52,000	53,218
5.25%, 3/2/2030	52,000	53,914
5.25%, 3/2/2033	173,000	179,270
5.60%, 3/2/2043	67,000	67,883
5.65%, 3/2/2053	103,000	102,767
5.75%, 3/2/2063	62,000	61,769
		576,443
CHEMICALS — 0.5%
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	59,000	59,271
5.42%, 11/15/2048	50,000	49,419
		108,690
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	45,000	46,257
COMPUTERS — 1.6%
Apple, Inc.:
1.65%, 2/8/2031	74,000	65,591
2.65%, 2/8/2051	75,000	47,691
3.85%, 5/4/2043	52,000	44,367
4.65%, 2/23/2046	102,000	95,432
International Business Machines Corp.:
3.50%, 5/15/2029	64,000	62,696
4.25%, 5/15/2049	80,000	66,124
		381,901
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	49,000	45,956
3.38%, 4/5/2040	37,000	29,856
3.58%, 4/5/2050	30,000	22,433
		98,245
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	82,000	79,024
3.30%, 1/30/2032	107,000	98,521
American Express Co. SOFR + 1.02%, 5.09%, 1/30/2031 (b)	70,000	72,154

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc. 4.30%, 12/14/2045	$85,000	$75,051
		324,750
ELECTRIC — 2.4%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	30,000	19,018
6.13%, 4/1/2036	19,000	20,674
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	41,000	39,390
Duke Energy Corp. 3.75%, 9/1/2046	36,000	27,583
Florida Power & Light Co. 2.45%, 2/3/2032	7,000	6,286
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	35,000	33,089
2.25%, 6/1/2030	75,000	68,479
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	40,000	35,664
3.50%, 8/1/2050	25,000	17,075
4.50%, 7/1/2040	54,000	46,979
4.55%, 7/1/2030	75,000	74,559
4.95%, 7/1/2050	95,000	81,648
6.75%, 1/15/2053	32,000	34,466
PacifiCorp 5.80%, 1/15/2055	51,000	49,919
Southern California Edison Co. 4.00%, 4/1/2047	44,000	33,252
		588,081
ELECTRONICS — 0.4%
Honeywell International, Inc.:
1.75%, 9/1/2031	38,000	32,919
5.00%, 3/1/2035	35,000	35,574
5.25%, 3/1/2054	34,000	32,694
		101,187
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.95%, 3/15/2035	35,000	35,526
FOOD — 3.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	32,000	33,425
6.50%, 12/1/2052	41,000	43,215
6.75%, 3/15/2034	33,000	36,489
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	63,000	52,405
5.20%, 7/15/2045	34,000	31,437
Kroger Co.:
5.00%, 9/15/2034	44,000	44,384
5.50%, 9/15/2054	50,000	48,720
5.65%, 9/15/2064	40,000	39,022
Mars, Inc.:
4.60%, 3/1/2028 (a)	126,000	127,517
Security Description	Principal Amount	Value
4.80%, 3/1/2030 (a)	$22,000	$22,424
5.00%, 3/1/2032 (a)	116,000	118,661
5.20%, 3/1/2035 (a)	106,000	108,295
5.65%, 5/1/2045 (a)	77,000	78,120
5.70%, 5/1/2055 (a)	102,000	103,270
		887,384
GAS — 0.2%
NiSource, Inc. 5.85%, 4/1/2055	36,000	36,526
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	79,000	75,779
HEALTH CARE SERVICES — 1.5%
Centene Corp. 4.63%, 12/15/2029	84,000	81,576
Cigna Group:
4.38%, 10/15/2028	87,000	87,449
4.90%, 12/15/2048	77,000	69,147
HCA, Inc. 3.50%, 9/1/2030	74,000	70,719
UnitedHealth Group, Inc. 5.63%, 7/15/2054	65,000	64,627
		373,518
INSURANCE — 1.8%
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	33,000	33,390
5.55%, 2/15/2055	33,000	32,208
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	81,000	53,148
3.85%, 3/15/2052	67,000	52,591
4.20%, 8/15/2048	11,000	9,392
Chubb INA Holdings LLC:
4.35%, 11/3/2045	35,000	30,879
5.00%, 3/15/2034	40,000	41,043
Corebridge Financial, Inc. 3.90%, 4/5/2032	38,000	36,289
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	45,000	45,413
5.00%, 3/15/2035	45,000	45,554
5.40%, 3/15/2055	35,000	34,341
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	40,000	30,266
		444,514
INTERNET — 1.9%
Amazon.com, Inc.:
2.10%, 5/12/2031	83,000	74,675
3.10%, 5/12/2051	82,000	56,980
3.88%, 8/22/2037	47,000	43,351
4.05%, 8/22/2047	85,000	71,875
Meta Platforms, Inc.:
3.85%, 8/15/2032	66,000	64,258
5.40%, 8/15/2054	79,000	78,072

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 8/15/2064	$64,000	$63,591
		452,802
LEISURE TIME — 0.8%
Carnival Corp. 4.00%, 8/1/2028 (a)	64,000	63,106
Royal Caribbean Cruises Ltd.:
5.50%, 4/1/2028 (a)	41,000	41,796
5.63%, 9/30/2031 (a)	77,000	78,467
6.00%, 2/1/2033 (a)	10,000	10,259
		193,628
LODGING — 0.2%
Marriott International, Inc. 5.50%, 4/15/2037	38,000	38,821
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	44,000	37,162
5.20%, 5/15/2035	34,000	35,188
		72,350
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	38,000	39,036
Otis Worldwide Corp. 2.57%, 2/15/2030	31,000	28,868
		67,904
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	57,000	45,140
6.48%, 10/23/2045	93,000	91,886
Comcast Corp.:
2.89%, 11/1/2051	112,000	68,910
2.94%, 11/1/2056	144,000	85,487
2.99%, 11/1/2063	92,000	52,516
4.15%, 10/15/2028	97,000	97,307
Walt Disney Co. 3.60%, 1/13/2051	63,000	47,669
		488,915
MINING — 1.1%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	61,000	58,784
5.25%, 9/8/2033	41,000	42,718
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	46,000	44,251
Rio Tinto Finance USA PLC:
4.88%, 3/14/2030	37,000	37,936
5.25%, 3/14/2035	42,000	43,261
5.75%, 3/14/2055	42,000	43,227
		270,177
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.1%
Siemens Funding BV 5.20%, 5/28/2035 (a)	$31,000	$32,146
OIL & GAS — 5.0%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	50,000	45,363
2.77%, 11/10/2050	55,000	34,584
2.94%, 6/4/2051	73,000	47,209
3.00%, 2/24/2050	40,000	26,506
3.06%, 6/17/2041	48,000	36,497
3.38%, 2/8/2061	10,000	6,667
4.23%, 11/6/2028	50,000	50,224
4.81%, 2/13/2033	54,000	54,645
4.89%, 9/11/2033	68,000	69,043
5.23%, 11/17/2034	9,000	9,298
Chevron Corp. 2.24%, 5/11/2030	39,000	36,076
ConocoPhillips Co.:
4.03%, 3/15/2062	44,000	32,805
6.50%, 2/1/2039	34,000	38,399
Diamondback Energy, Inc. 5.75%, 4/18/2054	41,000	39,406
Exxon Mobil Corp.:
2.61%, 10/15/2030	60,000	56,016
3.45%, 4/15/2051	65,000	47,658
3.48%, 3/19/2030	35,000	34,207
4.11%, 3/1/2046	66,000	55,953
4.23%, 3/19/2040	40,000	36,626
4.33%, 3/19/2050	62,000	53,197
Occidental Petroleum Corp.:
6.45%, 9/15/2036	43,000	45,603
6.63%, 9/1/2030	35,000	37,496
Phillips 66 Co. 4.88%, 11/15/2044	40,000	35,735
Shell Finance U.S., Inc.:
3.25%, 4/6/2050	43,000	30,438
4.00%, 5/10/2046	40,000	32,926
4.38%, 5/11/2045	31,000	27,082
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,629
2.75%, 4/6/2030	8,000	7,564
3.88%, 11/13/2028	35,000	34,976
6.38%, 12/15/2038	82,000	92,770
TotalEnergies Capital SA 5.49%, 4/5/2054	44,000	43,531
		1,205,129
OIL & GAS SERVICES — 0.1%
Halliburton Co. 5.00%, 11/15/2045	37,000	33,603
PHARMACEUTICALS — 8.3%
AbbVie, Inc.:
3.20%, 11/21/2029	26,000	25,091
4.05%, 11/21/2039	97,000	86,805
4.25%, 11/21/2049	145,000	122,213

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 11/6/2042	$55,000	$49,591
4.70%, 5/14/2045	50,000	45,851
5.05%, 3/15/2034	235,000	241,697
5.40%, 3/15/2054	68,000	67,636
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	90,000	89,668
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	85,000	70,399
5.55%, 2/22/2054	74,000	73,702
CVS Health Corp.:
4.30%, 3/25/2028	120,000	120,076
4.78%, 3/25/2038	115,000	107,760
5.05%, 3/25/2048 (c)	194,000	172,550
5.13%, 7/20/2045	85,000	77,053
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	68,000	76,431
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	76,000	76,864
4.65%, 5/19/2030	87,000	88,639
4.75%, 5/19/2033	116,000	117,194
5.11%, 5/19/2043	72,000	69,775
5.30%, 5/19/2053	136,000	131,437
5.34%, 5/19/2063	101,000	95,756
		2,006,188
PIPELINES — 4.6%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	63,000	60,779
4.50%, 10/1/2029	7,000	6,981
5.95%, 6/30/2033	40,000	42,330
Cheniere Energy, Inc.:
4.63%, 10/15/2028	38,000	37,886
5.65%, 4/15/2034	35,000	36,056
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (a)	41,000	43,761
Enbridge, Inc. 5.70%, 3/8/2033	54,000	56,829
Energy Transfer LP:
3.75%, 5/15/2030	30,000	29,129
5.00%, 5/15/2050	50,000	42,790
5.25%, 4/15/2029	35,000	36,015
5.40%, 10/1/2047	23,000	21,057
5.75%, 2/15/2033	38,000	39,848
5.95%, 5/15/2054	44,000	42,657
6.25%, 4/15/2049	50,000	50,505
6.55%, 12/1/2033	31,000	33,927
Kinder Morgan, Inc.:
5.20%, 6/1/2033	38,000	38,915
5.55%, 6/1/2045	44,000	42,731
MPLX LP:
2.65%, 8/15/2030	41,000	37,642
4.50%, 4/15/2038	48,000	43,424
4.70%, 4/15/2048	51,000	42,698
4.95%, 3/14/2052	37,000	31,550
Security Description	Principal Amount	Value
5.50%, 6/1/2034	$33,000	$33,642
5.50%, 2/15/2049	43,000	40,007
ONEOK, Inc.:
5.05%, 11/1/2034	30,000	29,597
5.70%, 11/1/2054	40,000	37,769
6.05%, 9/1/2033	38,000	40,300
6.63%, 9/1/2053	42,000	44,648
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	35,000	35,159
Williams Cos., Inc. 2.60%, 3/15/2031	31,000	28,152
		1,106,784
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	40,000	39,247
VICI Properties LP 5.13%, 5/15/2032	38,000	38,366
		77,613
RETAIL — 3.4%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	44,000	38,228
Costco Wholesale Corp. 1.60%, 4/20/2030	42,000	37,894
Home Depot, Inc.:
2.70%, 4/15/2030	35,000	32,979
2.95%, 6/15/2029	42,000	40,515
3.63%, 4/15/2052	36,000	26,981
4.25%, 4/1/2046	35,000	30,047
4.95%, 6/25/2034	28,000	28,673
5.30%, 6/25/2054	52,000	50,951
5.88%, 12/16/2036	72,000	78,369
Lowe's Cos., Inc.:
2.63%, 4/1/2031	60,000	54,781
3.00%, 10/15/2050	17,000	10,997
3.65%, 4/5/2029	7,000	6,879
3.75%, 4/1/2032	7,000	6,695
4.05%, 5/3/2047	7,000	5,633
4.25%, 4/1/2052	58,000	46,850
5.63%, 4/15/2053	68,000	67,574
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	37,000	27,698
Series MTN, 4.88%, 12/9/2045	49,000	45,313
Walmart, Inc.:
1.80%, 9/22/2031	10,000	8,822
2.65%, 9/22/2051	7,000	4,470
3.70%, 6/26/2028	7,000	7,001
4.05%, 6/29/2048	54,000	45,483
4.10%, 4/15/2033	58,000	57,631
4.50%, 4/15/2053	33,000	29,536
4.90%, 4/28/2035	21,000	21,584
		811,584
SEMICONDUCTORS — 1.3%
Broadcom, Inc.:
2.45%, 2/15/2031 (a)	59,000	53,674

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.14%, 11/15/2035 (a)	$79,000	$68,342
3.19%, 11/15/2036 (a)	49,000	41,787
3.47%, 4/15/2034 (a)	79,000	72,083
3.50%, 2/15/2041 (a)	90,000	73,971
		309,857
SOFTWARE — 3.3%
Fiserv, Inc.:
3.50%, 7/1/2029	14,000	13,609
5.63%, 8/21/2033	45,000	47,239
Microsoft Corp.:
2.53%, 6/1/2050	151,000	95,475
2.68%, 6/1/2060	85,000	50,911
2.92%, 3/17/2052	145,000	98,455
Oracle Corp.:
2.88%, 3/25/2031	69,000	63,443
2.95%, 4/1/2030	94,000	88,582
3.25%, 11/15/2027	29,000	28,499
3.60%, 4/1/2040	72,000	57,867
3.60%, 4/1/2050	109,000	76,754
3.85%, 4/1/2060	86,000	59,220
3.95%, 3/25/2051	79,000	58,688
4.00%, 7/15/2046	77,000	59,972
		798,714
TELECOMMUNICATIONS — 7.6%
AT&T, Inc.:
2.55%, 12/1/2033	70,000	59,622
2.75%, 6/1/2031	67,000	61,411
3.50%, 9/15/2053	165,000	114,000
3.55%, 9/15/2055	182,000	125,303
3.65%, 6/1/2051	85,000	61,441
3.65%, 9/15/2059	156,000	106,709
3.80%, 12/1/2057	145,000	103,330
4.30%, 2/15/2030	75,000	75,175
4.35%, 3/1/2029	67,000	67,306
5.40%, 2/15/2034	79,000	82,108
T-Mobile USA, Inc.:
3.30%, 2/15/2051	14,000	9,524
3.40%, 10/15/2052	57,000	39,019
3.88%, 4/15/2030	140,000	137,246
4.50%, 4/15/2050	152,000	127,895
Verizon Communications, Inc.:
2.36%, 3/15/2032	77,000	67,533
2.55%, 3/21/2031	123,000	111,831
2.65%, 11/20/2040	73,000	52,749
2.88%, 11/20/2050	38,000	24,237
2.99%, 10/30/2056	61,000	37,599
3.40%, 3/22/2041	100,000	79,029
3.55%, 3/22/2051	103,000	75,399
3.70%, 3/22/2061	114,000	80,304
4.02%, 12/3/2029	41,000	40,720
4.33%, 9/21/2028	110,000	110,801
		1,850,291
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	$32,000	$30,732
Canadian Pacific Railway Co. 3.10%, 12/2/2051	35,000	23,669
Union Pacific Corp. 3.25%, 2/5/2050	32,000	22,556
United Parcel Service, Inc. 6.20%, 1/15/2038	36,000	39,704
		116,661
TOTAL CORPORATE BONDS & NOTES (Cost $23,892,988)		23,763,973
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	292,587	292,587
State Street Navigator Securities Lending Portfolio II (f) (g)	167,900	167,900
TOTAL SHORT-TERM INVESTMENTS (Cost $460,487)		460,487
TOTAL INVESTMENTS — 100.0% (Cost $24,353,475)		24,224,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(4,495)
NET ASSETS — 100.0%		$24,219,965
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$23,763,973	$—	$23,763,973
Short-Term Investments	460,487	—	—	460,487
TOTAL INVESTMENTS	$460,487	$23,763,973	$—	$24,224,460

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,252	$144,252	$1,225,721	$1,077,386	$—	$—	292,587	$292,587	$2,109
State Street Navigator Securities Lending Portfolio II	142,545	142,545	2,138,033	2,112,678	—	—	167,900	167,900	95
Total		$286,797	$3,363,754	$3,190,064	$—	$—		$460,487	$2,204
See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2025, are disclosed in the Funds' respective Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com as well as website of the U.S. Securities and Exchange Commission at www.sec.gov.